UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2022

Date of reporting period:	April 30, 2022

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Semiannual Report
April 30, 2022
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Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you:
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 120
Schedules of Investments 163
Financial Highlights (includes performance information) 429
Shareholder Expense Example 593
Supplemental Information 603

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ..........................................................
$ 629,947 $ 10,308,921 $ 733,710
Investment in affiliated Funds--at cost ....................................................
$ – $ 557,566 $ 31,308
Assets
Investment in securities--at value  .......................................................... $ 607,766 $ 9,501,352
(a)
$ 679,378
(a)
Investment in affiliated Funds--at value ..................................................... – 557,566 31,308
Cash ......................................................................................... 2,155 2,493 247
Deposits with counterparty .................................................................. – – 6
Receivables:
Dividends and interest ................................................................. 8,430 61,321 4,374
Expense reimbursement from Manager ............................................... 4 33 65
Expense reimbursement from Distributor ............................................. – 2 2
Fund shares sold ....................................................................... 2,929 21,976 1,851
Investment securities sold ............................................................. 2,864 – 2,276
Variation margin on futures ........................................................... – – 29
Variation margin on swaps ............................................................ – – 143
Other assets .................................................................................. 1 – 7
Total Assets   624,149 10,144,743 719,686
Liabilities
Accrued management and investment advisory fees ........................................ 199 3,021 293
Accrued administrative service fees ........................................................ – 3 2
Accrued distribution fees .................................................................... 108 87 37
Accrued service fees ........................................................................ – 12 12
Accrued transfer agent fees ................................................................. 75 247 184
Accrued chief compliance officer fees ...................................................... – 2 –
Accrued directors' expenses ................................................................. 3 10 3
Accrued professional fees ................................................................... 25 26 28
Accrued other expenses ..................................................................... – 21 14
Payables:
Borrowing ............................................................................. 1,045 – –
Dividends payable ..................................................................... 1,323 20,309 1,137
Fund shares redeemed ................................................................. 4,635 10,335 410
Interest expense and fees payable ..................................................... 64 – –
Investment securities purchased ...................................................... 2,866 65,766 72,805
Variation margin on futures ........................................................... – – 18
Collateral obligation on securities loaned, at value ......................................... – 4,466 952
Floating rate notes issued ...................................................................
29,062 – –
Total Liabilities
39,405 104,305 75,895
Net Assets Applicable to Outstanding Shares ............................................
$ 584,744 $ 10,040,438 $ 643,791
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 626,628 $ 10,974,228 $ 711,538
Total distributable earnings (accumulated loss) .............................................
(41,884) (933,790) (67,747)
Total Net Assets
$ 584,744 $ 10,040,438 $ 643,791

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 371,862 $ 234,924 $ 79,897
Shares Issued and Outstanding ........................................................ 37,673 26,374 8,245
Net Asset Value per share ............................................................. $ 9 .87
(b)
$ 8 .91
(b)
$ 9 .69
(b)
Maximum Offering Price ..............................................................
$ 10 .25 $ 9 .12 $ 10 .07
Class C : Net Assets .......................................................................... $ 31,343 $ 23,293 N/A
Shares Issued and Outstanding ........................................................ 3,168 2,598
Net Asset Value per share .............................................................
$ 9 .89
(b)
$ 8 .97
(b)
Class J : Net Assets .......................................................................... N/A $ 92,131 $ 120,081
Shares Issued and Outstanding ........................................................ 10,317 12,292
Net Asset Value per share .............................................................
$ 8 .93
(b)
$ 9 .77
(b)
Institutional : Net Assets ..................................................................... $ 181,539 $ 683,130 $ 387,148
Shares Issued and Outstanding ........................................................ 18,378 76,434 39,977
Net Asset Value per share .............................................................
$ 9 .88 $ 8 .94 $ 9 .68
R-1 : Net Assets .............................................................................. N/A $ 9,650 $ 3,381
Shares Issued and Outstanding ........................................................ 1,080 349
Net Asset Value per share .............................................................
$ 8 .94 $ 9 .68
R-3 : Net Assets .............................................................................. N/A $ 10,755 $ 15,634
Shares Issued and Outstanding ........................................................ 1,201 1,626
Net Asset Value per share .............................................................
$ 8 .96 $ 9 .61
R-4 : Net Assets .............................................................................. N/A $ 12,166 $ 5,898
Shares Issued and Outstanding ........................................................ 1,359 599
Net Asset Value per share .............................................................
$ 8 .95 $ 9 .84
R-5 : Net Assets .............................................................................. N/A $ 23,117 $ 31,752
Shares Issued and Outstanding ........................................................ 2,589 3,298
Net Asset Value per share .............................................................
$ 8 .93 $ 9 .63
R-6 : Net Assets .............................................................................. N/A $ 8,951,272 N/A
Shares Issued and Outstanding ........................................................ 1,002,647
Net Asset Value per share .............................................................
$ 8 .93
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
(a)
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ..........................................................
$ 4,101,620 $ 4,169,790 $ 5,746,533
Investment in affiliated Funds--at cost ....................................................
$ 286,098 $ 274,824 $ 202,576
Foreign currency--at cost ..................................................................
$ 10,891 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 3,776,028
(b)
$ 4,310,290
(b)
$ 9,649,802
Investment in affiliated Funds--at value ..................................................... 286,098 274,824 202,576
Foreign currency--at value .................................................................. 10,121 – –
Cash ......................................................................................... 924 – 1,950
Deposits with counterparty .................................................................. 2,047 – –
Receivables:
Dividends and interest ................................................................. 43,120 29,814 23,656
Expense reimbursement from Manager ............................................... 263 26 166
Expense reimbursement from Distributor ............................................. – 3 1
Foreign currency contracts ........................................................... 678 – –
Foreign tax refund ..................................................................... – 18 –
Fund shares sold ....................................................................... 2,144 1,759 5,778
Investment securities sold ............................................................. 51,018 120,658 16,622
Unrealized gain on unfunded commitments .......................................... 1 – –
Variation margin on futures ........................................................... 32 – –
Other assets .................................................................................. – 5 30
Prepaid expenses ............................................................................

Total Assets   4,172,474 4,737,404 9,900,581
Liabilities
Accrued management and investment advisory fees ........................................ 2,247 3,076 4,263
Accrued administrative service fees ........................................................ – 2 5
Accrued distribution fees .................................................................... 586 77 392
Accrued service fees ........................................................................ – 11 48
Accrued transfer agent fees ................................................................. 833 305 1,003
Accrued chief compliance officer fees ...................................................... 1 1 2
Accrued directors' expenses ................................................................. 8 7 15
Accrued foreign tax ......................................................................... – 1,998 –
Accrued professional fees ................................................................... 40 – 22
Accrued other expenses ..................................................................... 160 460 54
Cash overdraft ............................................................................... – 28,450 –
Deposits from counterparty ................................................................. 50 – –
Payables:
Foreign currency contracts ............................................................ 77 – –
Fund shares redeemed ................................................................. 3,320 2,744 5,416
Investment securities purchased ...................................................... 218,896 40,642 22,491
Unrealized loss on unfunded commitments ........................................... 22 – –
Collateral obligation on securities loaned, at value ......................................... 46,272 188,675 –
Total Liabilities
272,512 266,448 33,711
Net Assets Applicable to Outstanding Shares ............................................
$ 3,899,962 $ 4,470,956 $ 9,866,870
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,814,700 $ 4,355,111 $ 5,665,619
Total distributable earnings (accumulated loss) .............................................
(914,738) 115,845 4,201,251
Total Net Assets
$ 3,899,962 $ 4,470,956 $ 9,866,870

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
(a)
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,305,716 $ 220,865 $ 1,268,456
Shares Issued and Outstanding ........................................................ 102,594 18,110 34,163
Net Asset Value per share ............................................................. $ 12 .73
(c)
$ 12 .20
(c)
$ 37 .13
(c)
Maximum Offering Price ..............................................................
$ 13 .23 $ 12 .91 $ 39 .29
Class C : Net Assets .......................................................................... $ 364,832 $ 7,233 $ 111,305
Shares Issued and Outstanding ........................................................ 28,845 592 3,092
Net Asset Value per share .............................................................
$ 12 .65
(c)
$ 12 .21
(c)
$ 36 .00
(c)
Class J : Net Assets .......................................................................... N/A $ 146,852 $ 82,494
Shares Issued and Outstanding ........................................................ 12,222 2,219
Net Asset Value per share .............................................................
$ 12 .02
(c)
$ 37 .17
(c)
Institutional : Net Assets ..................................................................... $ 2,183,180 $ 454,622 $ 8,179,277
Shares Issued and Outstanding ........................................................ 172,487 37,549 219,923
Net Asset Value per share .............................................................
$ 12 .66 $ 12 .11 $ 37 .19
R-1 : Net Assets .............................................................................. N/A $ 2,420 $ 2,476
Shares Issued and Outstanding ........................................................ 199 66
Net Asset Value per share .............................................................
$ 12 .16 $ 36 .94
R-3 : Net Assets .............................................................................. N/A $ 11,086 $ 31,624
Shares Issued and Outstanding ........................................................ 911 855
Net Asset Value per share .............................................................
$ 12 .16 $ 36 .99
R-4 : Net Assets .............................................................................. N/A $ 7,676 $ 30,599
Shares Issued and Outstanding ........................................................ 621 825
Net Asset Value per share .............................................................
$ 12 .36 $ 37 .08
R-5 : Net Assets .............................................................................. N/A $ 28,048 $ 160,639
Shares Issued and Outstanding ........................................................ 2,278 4,326
Net Asset Value per share .............................................................
$ 12 .31 $ 37 .14
R-6 : Net Assets .............................................................................. $ 46,234 $ 3,592,154 N/A
Shares Issued and Outstanding ........................................................ 3,656 296,512
Net Asset Value per share .............................................................
$ 12 .64 $ 12 .11
(a)
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
(a)
Global Real Estate
Securities Fund
Investment in securities--at cost ..........................................................
$ 663,359 $ 212,567 $ 2,337,957
Investment in affiliated Funds--at cost ....................................................
$ 60,282 $ 19,350 $ 69,761
Foreign currency--at cost ..................................................................
$ 665 $ 50 $ –
Assets
Investment in securities--at value  .......................................................... $ 586,072 $ 228,339
(b)
$ 2,909,061
(b)
Investment in affiliated Funds--at value ..................................................... 60,282 19,350 69,761
Foreign currency--at value .................................................................. 664 42 –
Cash ......................................................................................... 5,390 – –
Deposits with counterparty .................................................................. 21,093 – –
Receivables:
Dividends and interest ................................................................. 10,037 527 5,558
Expense reimbursement from Manager ............................................... – 31 55
Expense reimbursement from Distributor ............................................. – 1 –
Foreign currency contracts ........................................................... 6,471 – –
Foreign tax refund ..................................................................... – 41 –
Fund shares sold ....................................................................... 852 189 3,892
Investment securities sold ............................................................. 1,810 1,289 7,291
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... 177 – –
Variation margin on futures ........................................................... 612 – –
Variation margin on swaps ............................................................ 850 – –
Total Assets   694,310 249,809 2,995,618
Liabilities
Accrued management and investment advisory fees ........................................ 434 219 2,205
Accrued administrative service fees ........................................................ – 1 –
Accrued distribution fees .................................................................... – 31 37
Accrued service fees ........................................................................ – 3 2
Accrued transfer agent fees ................................................................. 71 113 646
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 2 2 7
Accrued foreign tax ......................................................................... – 1,276 –
Accrued professional fees ................................................................... 16 8 24
Accrued other expenses ..................................................................... 101 61 90
Cash overdraft ............................................................................... – – 4,955
Deposits from counterparty ................................................................. 800 – –
Payables:
Foreign currency contracts ............................................................ 3,376 – –
Fund shares redeemed ................................................................. 313 48 2,021
Investment securities purchased ...................................................... 7,180 – 1,900
Variation margin on swaps ............................................................ 404 – –
Collateral obligation on securities loaned, at value ......................................... – 518 20,218
Total Liabilities
12,697 2,280 32,106
Net Assets Applicable to Outstanding Shares ............................................
$ 681,613 $ 247,529 $ 2,963,512
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 755,554 $ 240,678 $ 2,341,904
Total distributable earnings (accumulated loss) .............................................
(73,941) 6,851 621,608
Total Net Assets
$ 681,613 $ 247,529 $ 2,963,512

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
(a)
Global Real Estate
Securities Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 875,000 1,350,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 73,243 $ 94,201
Shares Issued and Outstanding ........................................................ 2,993 9,617
Net Asset Value per share ............................................................. $ 24 .48
(c)
$ 9 .80
(c)
Maximum Offering Price ..............................................................
$ 25 .90 $ 10 .37
Class C : Net Assets .......................................................................... N/A $ 4,216 $ 18,306
Shares Issued and Outstanding ........................................................ 184 1,955
Net Asset Value per share .............................................................
$ 22 .92
(c)
$ 9 .36
(c)
Class J : Net Assets .......................................................................... N/A $ 78,774 N/A
Shares Issued and Outstanding ........................................................ 3,361
Net Asset Value per share .............................................................
$ 23 .43
(c)
Institutional : Net Assets ..................................................................... $ 681,613 $ 72,732 $ 1,895,255
Shares Issued and Outstanding ........................................................ 72,410 3,008 178,058
Net Asset Value per share .............................................................
$ 9 .41 $ 24 .18 $ 10 .64
R-1 : Net Assets .............................................................................. N/A $ 1,406 N/A
Shares Issued and Outstanding ........................................................ 58
Net Asset Value per share .............................................................
$ 24 .08
R-3 : Net Assets .............................................................................. N/A $ 4,606 $ 728
Shares Issued and Outstanding ........................................................ 191 69
Net Asset Value per share .............................................................
$ 24 .16 $ 10 .58
R-4 : Net Assets .............................................................................. N/A $ 3,108 $ 768
Shares Issued and Outstanding ........................................................ 128 72
Net Asset Value per share .............................................................
$ 24 .31 $ 10 .60
R-5 : Net Assets .............................................................................. N/A $ 6,113 $ 7,137
Shares Issued and Outstanding ........................................................ 252 672
Net Asset Value per share .............................................................
$ 24 .29 $ 10 .62
R-6 : Net Assets .............................................................................. N/A $ 3,331 $ 947,117
Shares Issued and Outstanding ........................................................ 138 88,920
Net Asset Value per share .............................................................
$ 24 .20 $ 10 .65
(a)
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Investment in securities--at cost ..........................................................
$ 1,851,383 $ 3,701,661 $ 3,581,516
Investment in affiliated Funds--at cost ....................................................
$ 72,420 $ – $ 140,278
Repurchase agreements--at cost ..........................................................
$ – $ 945,000 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,764,460 $ 3,701,661 $ 3,332,697
(a)
Investment in affiliated Funds--at value ..................................................... 72,420 – 140,278
Repurchase agreements--at value ........................................................... – 945,000 –
Cash ......................................................................................... – 70 904
Deposits with counterparty .................................................................. 1,750 – 5,148
Receivables:
Dividends and interest ................................................................. 2,956 89 48,152
Expense reimbursement from Manager ............................................... 8 – 42
Expense reimbursement from Distributor ............................................. 1 – –
Fund shares sold ....................................................................... 1,990 – 296
Investment securities sold ............................................................. 1,871 – 21,114
Variation margin on futures ........................................................... 116 – –
Other assets .................................................................................. 19 – –
Total Assets   1,845,591 4,646,820 3,548,631
Liabilities
Accrued management and investment advisory fees ........................................ 488 557 1,699
Accrued administrative service fees ........................................................ 1 – –
Accrued distribution fees .................................................................... 47 – –
Accrued service fees ........................................................................ 5 – –
Accrued transfer agent fees ................................................................. 138 1 28
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 2 2 5
Accrued professional fees ................................................................... 19 22 28
Accrued other expenses ..................................................................... 14 15 28
Cash overdraft ............................................................................... 22 – –
Payables:
Dividends payable ..................................................................... 1,730 363 –
Expense reimbursement to Manager .................................................. – 245 –
Fund shares redeemed ................................................................. 537 – 4,245
Investment securities purchased ...................................................... 470,630 – 26,399
Variation margin on futures ........................................................... 319 – –
Variation margin on swaps ............................................................ – – 278
Collateral obligation on securities loaned, at value ......................................... – – 29,790
Total Liabilities
473,952 1,205 62,501
Net Assets Applicable to Outstanding Shares ............................................
$ 1,371,639 $ 4,645,615 $ 3,486,130
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,580,118 $ 4,645,615 $ 3,976,792
Total distributable earnings (accumulated loss) .............................................
(208,479) – (490,662)
Total Net Assets
$ 1,371,639 $ 4,645,615 $ 3,486,130

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,025,000 10,200,000 700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 192,490 N/A N/A
Shares Issued and Outstanding ........................................................ 20,529
Net Asset Value per share ............................................................. $ 9 .38
(b)
Maximum Offering Price ..............................................................
$ 9 .60
Class C : Net Assets .......................................................................... $ 11,936 N/A N/A
Shares Issued and Outstanding ........................................................ 1,273
Net Asset Value per share .............................................................
$ 9 .37
(b)
Class J : Net Assets .......................................................................... $ 86,215 N/A N/A
Shares Issued and Outstanding ........................................................ 9,170
Net Asset Value per share .............................................................
$ 9 .40
(b)
Institutional : Net Assets ..................................................................... $ 1,056,332 $ 4,645,615 $ 3,486,130
Shares Issued and Outstanding ........................................................ 112,461 4,645,615 408,012
Net Asset Value per share .............................................................
$ 9 .39 $ 1 .00 $ 8 .54
R-1 : Net Assets .............................................................................. $ 2,557 N/A N/A
Shares Issued and Outstanding ........................................................ 272
Net Asset Value per share .............................................................
$ 9 .40
R-3 : Net Assets .............................................................................. $ 4,412 N/A N/A
Shares Issued and Outstanding ........................................................ 469
Net Asset Value per share .............................................................
$ 9 .40
R-4 : Net Assets .............................................................................. $ 5,997 N/A N/A
Shares Issued and Outstanding ........................................................ 638
Net Asset Value per share .............................................................
$ 9 .40
R-5 : Net Assets .............................................................................. $ 11,700 N/A N/A
Shares Issued and Outstanding ........................................................ 1,244
Net Asset Value per share .............................................................
$ 9 .41
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Investment in securities--at cost ..........................................................
$ 2,600,586 $ 1,505,770 $ 284,919
Investment in affiliated Funds--at cost ....................................................
$ 100,836 $ 85,109 $ 19,282
Foreign currency--at cost ..................................................................
$ – $ 1,921 $ –
Assets
Investment in securities--at value  .......................................................... $ 2,432,604
(a)
$ 1,488,028 $ 292,588
(a)
Investment in affiliated Funds--at value ..................................................... 100,836 85,109 19,282
Foreign currency--at value .................................................................. – 1,925 –
Cash ......................................................................................... 582 2 –
Deposits with counterparty .................................................................. 260 2,961 –
Receivables:
Dividends and interest ................................................................. 34,419 1,968 1,721
Expense reimbursement from Manager ............................................... 20 – 4
Foreign currency contracts ........................................................... 208 1,535 –
Fund shares sold ....................................................................... 16,127 477 546
Investment securities sold ............................................................. 28,816 7,554 51
Variation margin on futures ........................................................... – 305 –
Variation margin on swaps ............................................................ – 608 –
Total Assets   2,613,872 1,590,472 314,192
Liabilities
Accrued management and investment advisory fees ........................................ 1,103 444 191
Accrued administrative service fees ........................................................ – 1 –
Accrued distribution fees .................................................................... 144 5 1
Accrued service fees ........................................................................ – 4 1
Accrued transfer agent fees ................................................................. 662 19 23
Accrued directors' expenses ................................................................. 5 2 2
Accrued professional fees ................................................................... 25 24 25
Accrued other expenses ..................................................................... 57 29 33
Cash overdraft ............................................................................... – – 39
Payables:
Dividends payable ..................................................................... 10,685 – –
Foreign currency contracts ............................................................ – 267 –
Fund shares redeemed ................................................................. 7,597 2,135 774
Investment securities purchased ...................................................... 45,610 88,274 –
Variation margin on futures ........................................................... – 133 –
Variation margin on swaps ............................................................ – 1,115 –
Collateral obligation on securities loaned, at value ......................................... 6,032 – 20,804
Total Liabilities
71,920 92,452 21,893
Net Assets Applicable to Outstanding Shares ............................................
$ 2,541,952 $ 1,498,020 $ 292,299
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,913,937 $ 1,475,102 $ 286,308
Total distributable earnings (accumulated loss) .............................................
(371,985) 22,918 5,991
Total Net Assets
$ 2,541,952 $ 1,498,020 $ 292,299

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,750,000 850,000 600,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 482,154 N/A N/A
Shares Issued and Outstanding ........................................................ 71,266
Net Asset Value per share ............................................................. $ 6 .77
(b)
Maximum Offering Price ..............................................................
$ 7 .03
Class C : Net Assets .......................................................................... $ 50,701 N/A N/A
Shares Issued and Outstanding ........................................................ 7,398
Net Asset Value per share .............................................................
$ 6 .85
(b)
Class J : Net Assets .......................................................................... N/A $ 20,606 N/A
Shares Issued and Outstanding ........................................................ 2,481
Net Asset Value per share .............................................................
$ 8 .31
(b)
Institutional : Net Assets ..................................................................... $ 1,289,070 $ 1,460,101 $ 119,212
Shares Issued and Outstanding ........................................................ 192,140 166,022 9,021
Net Asset Value per share .............................................................
$ 6 .71 $ 8 .79 $ 13 .21
R-1 : Net Assets .............................................................................. N/A $ 1,191 $ 1,100
Shares Issued and Outstanding ........................................................ 147 83
Net Asset Value per share .............................................................
$ 8 .12 $ 13 .20
R-3 : Net Assets .............................................................................. N/A $ 6,230 $ 2,186
Shares Issued and Outstanding ........................................................ 745 166
Net Asset Value per share .............................................................
$ 8 .36 $ 13 .20
R-4 : Net Assets .............................................................................. N/A $ 5,198 $ 2,240
Shares Issued and Outstanding ........................................................ 614 169
Net Asset Value per share .............................................................
$ 8 .47 $ 13 .23
R-5 : Net Assets .............................................................................. N/A $ 4,694 $ 573
Shares Issued and Outstanding ........................................................ 546 43
Net Asset Value per share .............................................................
$ 8 .59 $ 13 .25
R-6 : Net Assets .............................................................................. $ 720,027 N/A $ 166,988
Shares Issued and Outstanding ........................................................ 107,319 12,638
Net Asset Value per share .............................................................
$ 6 .71 $ 13 .21
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ..........................................................
$ 7,718,222 $ 2,495,739 $ 2,927,191
Investment in affiliated Funds--at cost ....................................................
$ 233,748 $ 97,810 $ 87,319
Assets
Investment in securities--at value  .......................................................... $ 10,727,904
(a)
$ 5,942,875 $ 3,256,341
(a)
Investment in affiliated Funds--at value ..................................................... 233,748 97,810 87,319
Cash ......................................................................................... – 564 612
Deposits with counterparty .................................................................. 6,664 5,354 1,322
Receivables:
Dividends and interest ................................................................. 1,597 4,006 2,597
Expense reimbursement from Manager ............................................... 155 – 190
Expense reimbursement from Distributor ............................................. 5 15 1
Fund shares sold ....................................................................... 2,252 4,592 657
Investment securities sold ............................................................. – – 10,158
Other assets .................................................................................. 13 2 –
Total Assets   10,972,338 6,055,218 3,359,197
Liabilities
Accrued management and investment advisory fees ........................................ 5,809 739 2,185
Accrued administrative service fees ........................................................ 10 18 1
Accrued distribution fees .................................................................... 169 287 14
Accrued service fees ........................................................................ 77 122 4
Accrued transfer agent fees ................................................................. 815 413 61
Accrued chief compliance officer fees ...................................................... 3 1 –
Accrued directors' expenses ................................................................. 17 7 4
Accrued professional fees ................................................................... 22 17 17
Accrued other expenses ..................................................................... 30 46 12
Cash overdraft ............................................................................... 82 – –
Payables:
Fund shares redeemed ................................................................. 9,049 38,993 1,847
Investment securities purchased ...................................................... 4,096 – 13,403
Variation margin on futures ........................................................... 4,682 3,736 906
Collateral obligation on securities loaned, at value ......................................... 24,655 – 732
Total Liabilities
49,516 44,379 19,186
Net Assets Applicable to Outstanding Shares ............................................
$ 10,922,822 $ 6,010,839 $ 3,340,011
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 7,042,732 $ 2,565,666 $ 2,875,070
Total distributable earnings (accumulated loss) .............................................
3,880,090 3,445,173 464,941
Total Net Assets
$ 10,922,822 $ 6,010,839 $ 3,340,011

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 453,825 $ 584,321 N/A
Shares Issued and Outstanding ........................................................ 28,805 27,687
Net Asset Value per share ............................................................. $ 15.75
(b)
$ 21.10
(b)
Maximum Offering Price ..............................................................
$ 16.67 $ 21.42
Class C: Net Assets .......................................................................... N/A $ 52,705 N/A
Shares Issued and Outstanding ........................................................ 2,582
Net Asset Value per share .............................................................
$ 20.41
(b)
Class J: Net Assets .......................................................................... $ 314,880 $ 866,922 $ 84,286
Shares Issued and Outstanding ........................................................ 25,423 41,631 4,656
Net Asset Value per share .............................................................
$ 12.39
(b)
$ 20.82
(b)
$ 18.10
(b)
Institutional: Net Assets ..................................................................... $ 2,549,708 $ 3,948,231 $ 3,236,825
Shares Issued and Outstanding ........................................................ 152,917 187,028 175,583
Net Asset Value per share .............................................................
$ 16.67 $ 21.11 $ 18.43
R-1: Net Assets .............................................................................. $ 10,162 $ 12,421 $ 4,156
Shares Issued and Outstanding ........................................................ 794 590 226
Net Asset Value per share .............................................................
$ 12.80 $ 21.04 $ 18.37
R-3: Net Assets .............................................................................. $ 69,058 $ 161,591 $ 6,543
Shares Issued and Outstanding ........................................................ 4,859 7,643 336
Net Asset Value per share .............................................................
$ 14.21 $ 21.14 $ 19.49
R-4: Net Assets .............................................................................. $ 55,596 $ 107,190 $ 2,128
Shares Issued and Outstanding ........................................................ 3,768 5,047 115
Net Asset Value per share .............................................................
$ 14.75 $ 21.24 $ 18.43
R-5: Net Assets .............................................................................. $ 209,190 $ 277,458 $ 6,073
Shares Issued and Outstanding ........................................................ 13,335 12,910 326
Net Asset Value per share .............................................................
$ 15.69 $ 21.49 $ 18.62
R-6: Net Assets .............................................................................. $ 7,260,403 N/A N/A
Shares Issued and Outstanding ........................................................ 435,130
Net Asset Value per share .............................................................
$ 16.69
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ..........................................................
$ 12,348,258 $ 257,056 $ 922,605
Investment in affiliated Funds--at cost ....................................................
$ 6,075 $ 11,963 $ 59,076
Assets
Investment in securities--at value  .......................................................... $ 20,529,137 $ 248,247 $ 1,059,763
(a)
Investment in affiliated Funds--at value ..................................................... 6,075 11,963 59,076
Deposits with counterparty .................................................................. – – 675
Receivables:
Dividends and interest ................................................................. 4,192 47 151
Expense reimbursement from Manager ............................................... – 3 17
Expense reimbursement from Distributor ............................................. 6 2 1
Fund shares sold ....................................................................... 22,174 166 113
Investment securities sold ............................................................. 22,258 6,186 1,071
Variation margin on futures ........................................................... – – 3
Other assets .................................................................................. 6 – 1
Prepaid expenses ............................................................................

Total Assets   20,583,848 266,618 1,120,871
Liabilities
Accrued management and investment advisory fees ........................................ 10,357 151 750
Accrued administrative service fees ........................................................ 30 2 1
Accrued distribution fees .................................................................... 520 18 7
Accrued service fees ........................................................................ 115 7 2
Accrued transfer agent fees ................................................................. 3,417 45 12
Accrued chief compliance officer fees ...................................................... 4 – –
Accrued directors' expenses ................................................................. 25 2 3
Accrued professional fees ................................................................... 23 16 16
Accrued other expenses ..................................................................... 81 – 18
Cash overdraft ............................................................................... 344 – –
Payables:
Fund shares redeemed ................................................................. 16,971 601 745
Investment securities purchased ...................................................... 29,442 7,423 26,140
Variation margin on futures ........................................................... – – 347
Collateral obligation on securities loaned, at value ......................................... – – 5,261
Total Liabilities
61,329 8,265 33,302
Net Assets Applicable to Outstanding Shares ............................................
$ 20,522,519 $ 258,353 $ 1,087,569
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 11,691,823 $ 260,092 $ 900,345
Total distributable earnings (accumulated loss) .............................................
8,830,696 (1,739) 187,224
Total Net Assets
$ 20,522,519 $ 258,353 $ 1,087,569

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,759,245 N/A N/A
Shares Issued and Outstanding ........................................................ 54,010
Net Asset Value per share ............................................................. $ 32 .57
(b)
Maximum Offering Price ..............................................................
$ 34 .47
Class C : Net Assets .......................................................................... $ 50,812 N/A N/A
Shares Issued and Outstanding ........................................................ 1,822
Net Asset Value per share .............................................................
$ 27 .88
(b)
Class J : Net Assets .......................................................................... $ 323,197 $ 94,335 $ 42,032
Shares Issued and Outstanding ........................................................ 10,359 14,842 5,557
Net Asset Value per share .............................................................
$ 31 .20
(b)
$ 6 .36
(b)
$ 7 .56
(b)
Institutional : Net Assets ..................................................................... $ 12,321,009 $ 132,342 $ 1,035,862
Shares Issued and Outstanding ........................................................ 364,895 13,838 94,389
Net Asset Value per share .............................................................
$ 33 .77 $ 9 .56 $ 10 .97
R-1 : Net Assets .............................................................................. $ 91,875 $ 1,078 $ 1,314
Shares Issued and Outstanding ........................................................ 3,156 164 177
Net Asset Value per share .............................................................
$ 29 .11 $ 6 .56 $ 7 .41
R-3 : Net Assets .............................................................................. $ 51,810 $ 19,039 $ 3,880
Shares Issued and Outstanding ........................................................ 1,644 2,252 407
Net Asset Value per share .............................................................
$ 31 .51 $ 8 .45 $ 9 .53
R-4 : Net Assets .............................................................................. $ 52,810 $ 4,706 $ 1,485
Shares Issued and Outstanding ........................................................ 1,588 505 147
Net Asset Value per share .............................................................
$ 33 .26 $ 9 .32 $ 10 .12
R-5 : Net Assets .............................................................................. $ 323,613 $ 6,853 $ 2,996
Shares Issued and Outstanding ........................................................ 9,782 690 274
Net Asset Value per share .............................................................
$ 33 .08 $ 9 .94 $ 10 .94
R-6 : Net Assets .............................................................................. $ 5,548,148 N/A N/A
Shares Issued and Outstanding ........................................................ 164,245
Net Asset Value per share .............................................................
$ 33 .78
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ..........................................................
$ 964,162 $ 3,249,039 $ 804,300
Investment in affiliated Funds--at cost ....................................................
$ 36,259 $ 107,382 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,248,428
(a)
$ 3,622,808
(a)
$ 804,300
Investment in affiliated Funds--at value ..................................................... 36,259 107,382 –
Cash ......................................................................................... – 22 63
Deposits with counterparty .................................................................. 1,944 1,485 –
Receivables:
Dividends and interest ................................................................. 521 1,576 25
Expense reimbursement from Manager ............................................... – 141 21
Expense reimbursement from Distributor ............................................. 2 3 58
Fund shares sold ....................................................................... 1,175 1,523 4,315
Investment securities sold ............................................................. – 3,133 –
Other assets .................................................................................. – – 26
Prepaid expenses ............................................................................

Total Assets   1,288,329 3,738,296 808,808
Liabilities
Accrued management and investment advisory fees ........................................ 164 1,984 255
Accrued administrative service fees ........................................................ 8 2 –
Accrued distribution fees .................................................................... 38 38 58
Accrued service fees ........................................................................ 48 12 –
Accrued transfer agent fees ................................................................. 64 414 147
Accrued directors' expenses ................................................................. 3 3 2
Accrued professional fees ................................................................... 17 11 21
Accrued other expenses ..................................................................... 9 – 1
Cash overdraft ............................................................................... 10 – –
Payables:
Fund shares redeemed ................................................................. 17,787 1,680 2,866
Investment securities purchased ...................................................... 276 4,434 –
Variation margin on futures ........................................................... 1,032 778 –
Collateral obligation on securities loaned, at value ......................................... 6,753 1,536 –
Total Liabilities
26,209 10,892 3,350
Net Assets Applicable to Outstanding Shares ............................................
$ 1,262,120 $ 3,727,404 $ 805,458
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 932,949 $ 3,225,704 $ 805,458
Total distributable earnings (accumulated loss) .............................................
329,171 501,700 –
Total Net Assets
$ 1,262,120 $ 3,727,404 $ 805,458

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 46,790 $ 317,403
Shares Issued and Outstanding ........................................................ 2,815 317,403
Net Asset Value per share ............................................................. $ 16.62
(b)
$ 1.00
(b)
Maximum Offering Price ..............................................................
$ 17.59 $ 1.00
Class J: Net Assets .......................................................................... $ 132,351 $ 187,621 $ 488,055
Shares Issued and Outstanding ........................................................ 6,386 11,423 488,055
Net Asset Value per share .............................................................
$ 20.72
(b)
$ 16.42
(b)
$ 1.00
(b)
Institutional: Net Assets ..................................................................... $ 205,097 $ 1,119,248 N/A
Shares Issued and Outstanding ........................................................ 9,526 67,229
Net Asset Value per share .............................................................
$ 21.53 $ 16.65
R-1: Net Assets .............................................................................. $ 5,879 $ 2,496 N/A
Shares Issued and Outstanding ........................................................ 276 158
Net Asset Value per share .............................................................
$ 21.31 $ 15.79
R-3: Net Assets .............................................................................. $ 72,275 $ 12,982 N/A
Shares Issued and Outstanding ........................................................ 3,277 793
Net Asset Value per share .............................................................
$ 22.05 $ 16.37
R-4: Net Assets .............................................................................. $ 43,471 $ 10,965 N/A
Shares Issued and Outstanding ........................................................ 1,961 668
Net Asset Value per share .............................................................
$ 22.16 $ 16.42
R-5: Net Assets .............................................................................. $ 101,944 $ 28,712 N/A
Shares Issued and Outstanding ........................................................ 4,550 1,737
Net Asset Value per share .............................................................
$ 22.40 $ 16.53
R-6: Net Assets .............................................................................. $ 701,103 $ 2,318,590 N/A
Shares Issued and Outstanding ........................................................ 32,589 138,955
Net Asset Value per share .............................................................
$ 21.51 $ 16.69
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Investment in securities--at cost ..........................................................
$ 2,171,155 $ 2,102,929 $ –
Investment in affiliated Funds--at cost ....................................................
$ 115,447 $ 100,756 $ 596,366
Assets
Investment in securities--at value  .......................................................... $ 2,153,273
(a)
$ 3,084,199
(a)
$ –
Investment in affiliated Funds--at value ..................................................... 115,447 100,756 596,836
Cash ......................................................................................... – 501 –
Deposits with counterparty .................................................................. 801 – –
Receivables:
Dividends and interest ................................................................. 14,955 1,620 538
Expense reimbursement from Manager ............................................... 69 – 1
Expense reimbursement from Distributor ............................................. – – 3
Fund shares sold ....................................................................... 656 1,001 76
Investment securities sold ............................................................. 14,380 6,251 925
Variation margin on futures ........................................................... 2 – –
Other assets .................................................................................. – 5 –
Total Assets   2,299,583 3,194,333 598,379
Liabilities
Accrued management and investment advisory fees ........................................ 1,861 1,201 –
Accrued administrative service fees ........................................................ – 2 2
Accrued distribution fees .................................................................... – 272 33
Accrued service fees ........................................................................ – 13 9
Accrued transfer agent fees ................................................................. 102 260 20
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 7 1 2
Accrued professional fees ................................................................... 26 17 13
Accrued other expenses ..................................................................... 222 11 3
Cash overdraft ............................................................................... 2,095 – –
Payables:
Fund shares redeemed ................................................................. 1,290 2,725 1,001
Investment securities purchased ...................................................... 7,051 – 538
Variation margin on futures ........................................................... 201 – –
Collateral obligation on securities loaned, at value ......................................... 113,007 22,187 –
Total Liabilities
125,863 26,689 1,621
Net Assets Applicable to Outstanding Shares ............................................
$ 2,173,720 $ 3,167,644 $ 596,758
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,043,872 $ 2,216,813 $ 576,981
Total distributable earnings (accumulated loss) .............................................
129,848 950,831 19,777
Total Net Assets
$ 2,173,720 $ 3,167,644 $ 596,758

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 725,000 850,000 650,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 1,104,506 $ 25,174
Shares Issued and Outstanding ........................................................ 20,031 2,119
Net Asset Value per share ............................................................. $ 55.14
(b)
$ 11.88
(b)
Maximum Offering Price ..............................................................
$ 58.35 $ 12.34
Class C: Net Assets .......................................................................... N/A $ 26,244 N/A
Shares Issued and Outstanding ........................................................ 819
Net Asset Value per share .............................................................
$ 32.04
(b)
Class J: Net Assets .......................................................................... N/A N/A $ 182,640
Shares Issued and Outstanding ........................................................ 15,589
Net Asset Value per share .............................................................
$ 11.72
(b)
Institutional: Net Assets ..................................................................... $ 2,172,491 $ 1,978,727 $ 348,300
Shares Issued and Outstanding ........................................................ 216,333 34,599 29,581
Net Asset Value per share .............................................................
$ 10.04 $ 57.19 $ 11.77
R-1: Net Assets .............................................................................. $ 37 $ 1,314 $ 3,387
Shares Issued and Outstanding ........................................................ 4 24 288
Net Asset Value per share .............................................................
$ 9.94 $ 55.05 $ 11.77
R-3: Net Assets .............................................................................. $ 566 $ 19,208 $ 16,294
Shares Issued and Outstanding ........................................................ 57 348 1,394
Net Asset Value per share .............................................................
$ 9.93 $ 55.23 $ 11.68
R-4: Net Assets .............................................................................. $ 626 $ 8,576 $ 5,219
Shares Issued and Outstanding ........................................................ 63 153 445
Net Asset Value per share .............................................................
$ 9.99 $ 56.08 $ 11.72
R-5: Net Assets .............................................................................. N/A $ 29,069 $ 15,744
Shares Issued and Outstanding ........................................................ 515 1,342
Net Asset Value per share .............................................................
$ 56.45 $ 11.73
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Investment in affiliated Funds--at cost ....................................................
$ 290,973 $ 2,848,444 $ 1,518,781
Assets
Investment in affiliated Funds--at value ..................................................... $ 318,817 $ 3,090,550 $ 1,666,508
Receivables:
Dividends and interest ................................................................. 270 2,421 1,138
Expense reimbursement from Distributor ............................................. – 13 –
Fund shares sold ....................................................................... 763 174 379
Investment securities sold ............................................................. – 6,126 1,817
Prepaid expenses ............................................................................
4 – 4
Total Assets   319,854 3,099,284 1,669,846
Liabilities
Accrued administrative service fees ........................................................ 2 11 11
Accrued distribution fees .................................................................... 7 147 31
Accrued service fees ........................................................................ 12 56 56
Accrued transfer agent fees ................................................................. 2 86 5
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 2 4 4
Accrued professional fees ................................................................... 13 14 14
Accrued other expenses ..................................................................... – 10 –
Payables:
Fund shares redeemed ................................................................. 322 6,297 2,196
Investment securities purchased ...................................................... 712 2,422 1,138
Total Liabilities
1,072 9,048 3,455
Net Assets Applicable to Outstanding Shares ............................................
$ 318,782 $ 3,090,236 $ 1,666,391
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 275,428 $ 2,652,959 $ 1,431,882
Total distributable earnings (accumulated loss) .............................................
43,354 437,277 234,509
Total Net Assets
$ 318,782 $ 3,090,236 $ 1,666,391
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 1,150,000 425,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 98,201 N/A
Shares Issued and Outstanding ........................................................ 7,549
Net Asset Value per share ............................................................. $ 13 .01
(a)
Maximum Offering Price ..............................................................
$ 13 .52
Class J : Net Assets .......................................................................... N/A $ 775,054 N/A
Shares Issued and Outstanding ........................................................ 60,530
Net Asset Value per share .............................................................
$ 12 .80
(a)
Institutional : Net Assets ..................................................................... $ 261,693 $ 1,952,534 $ 1,401,925
Shares Issued and Outstanding ........................................................ 29,603 151,399 124,856
Net Asset Value per share .............................................................
$ 8 .84 $ 12 .90 $ 11 .23
R-1 : Net Assets .............................................................................. $ 2,287 $ 13,953 $ 7,259
Shares Issued and Outstanding ........................................................ 267 1,087 664
Net Asset Value per share .............................................................
$ 8 .58 $ 12 .84 $ 10 .93
R-3 : Net Assets .............................................................................. $ 23,540 $ 92,357 $ 116,029
Shares Issued and Outstanding ........................................................ 2,743 7,242 10,598
Net Asset Value per share .............................................................
$ 8 .58 $ 12 .75 $ 10 .95
R-4 : Net Assets .............................................................................. $ 10,464 $ 36,446 $ 42,361
Shares Issued and Outstanding ........................................................ 1,206 2,848 3,819
Net Asset Value per share .............................................................
$ 8 .68 $ 12 .79 $ 11 .10
R-5 : Net Assets .............................................................................. $ 20,798 $ 121,691 $ 98,817
Shares Issued and Outstanding ........................................................ 2,394 9,490 8,874
Net Asset Value per share .............................................................
$ 8 .69 $ 12 .82 $ 11 .13
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Investment in affiliated Funds--at cost ....................................................
$ 5,156,689 $ 1,467,759 $ 3,653,843
Assets
Investment in affiliated Funds--at value ..................................................... $ 5,621,721 $ 1,615,128 $ 4,194,074
Receivables:
Dividends and interest ................................................................. 3,758 758 1,139
Expense reimbursement from Distributor ............................................. 20 – 14
Fund shares sold ....................................................................... 925 478 742
Investment securities sold ............................................................. 6,910 295 5,884
Prepaid expenses ............................................................................

Total Assets   5,633,334 1,616,661 4,201,853
Liabilities
Accrued administrative service fees ........................................................ 17 9 12
Accrued distribution fees .................................................................... 224 26 160
Accrued service fees ........................................................................ 91 50 70
Accrued transfer agent fees ................................................................. 161 6 135
Accrued chief compliance officer fees ...................................................... 1 – 1
Accrued directors' expenses ................................................................. 8 2 6
Accrued professional fees ................................................................... 13 13 14
Accrued other expenses ..................................................................... 7 – 14
Payables:
Fund shares redeemed ................................................................. 7,831 774 6,623
Investment securities purchased ...................................................... 3,758 758 1,139
Total Liabilities
12,111 1,638 8,174
Net Assets Applicable to Outstanding Shares ............................................
$ 5,621,223 $ 1,615,023 $ 4,193,679
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,767,927 $ 1,380,497 $ 3,385,190
Total distributable earnings (accumulated loss) .............................................
853,296 234,526 808,489
Total Net Assets
$ 5,621,223 $ 1,615,023 $ 4,193,679
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,425,000 400,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 142,899 N/A $ 109,733
Shares Issued and Outstanding ........................................................ 10,089 7,335
Net Asset Value per share ............................................................. $ 14 .16
(a)
$ 14 .96
(a)
Maximum Offering Price ..............................................................
$ 14 .98 $ 15 .83
Class J : Net Assets .......................................................................... $ 1,170,278 N/A $ 802,999
Shares Issued and Outstanding ........................................................ 83,207 52,937
Net Asset Value per share .............................................................
$ 14 .06
(a)
$ 15 .17
(a)
Institutional : Net Assets ..................................................................... $ 3,886,276 $ 1,384,166 $ 2,955,544
Shares Issued and Outstanding ........................................................ 275,179 112,397 192,585
Net Asset Value per share .............................................................
$ 14 .12 $ 12 .32 $ 15 .35
R-1 : Net Assets .............................................................................. $ 18,442 $ 7,007 $ 13,609
Shares Issued and Outstanding ........................................................ 1,317 584 897
Net Asset Value per share .............................................................
$ 14 .01 $ 12 .03 $ 15 .18
R-3 : Net Assets .............................................................................. $ 148,634 $ 96,503 $ 110,005
Shares Issued and Outstanding ........................................................ 10,584 8,000 7,295
Net Asset Value per share .............................................................
$ 14 .04 $ 12 .07 $ 15 .08
R-4 : Net Assets .............................................................................. $ 57,901 $ 35,838 $ 43,152
Shares Issued and Outstanding ........................................................ 3,939 2,939 2,852
Net Asset Value per share .............................................................
$ 14 .70 $ 12 .19 $ 15 .13
R-5 : Net Assets .............................................................................. $ 196,793 $ 91,509 $ 158,637
Shares Issued and Outstanding ........................................................ 13,952 7,481 10,403
Net Asset Value per share .............................................................
$ 14 .10 $ 12 .23 $ 15 .25
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Investment in affiliated Funds--at cost ....................................................
$ 1,117,920 $ 2,354,232 $ 680,591
Assets
Investment in affiliated Funds--at value ..................................................... $ 1,232,946 $ 2,702,372 $ 722,729
Receivables:
Dividends and interest ................................................................. 152 119 32
Expense reimbursement from Manager ............................................... – 3 –
Expense reimbursement from Distributor ............................................. – 5 –
Fund shares sold ....................................................................... 158 532 752
Investment securities sold ............................................................. 640 245 –
Prepaid expenses ............................................................................
4 – 5
Total Assets   1,233,900 2,703,276 723,518
Liabilities
Accrued administrative service fees ........................................................ 7 10 4
Accrued distribution fees .................................................................... 20 79 11
Accrued service fees ........................................................................ 38 50 22
Accrued transfer agent fees ................................................................. 5 102 5
Accrued directors' expenses ................................................................. 2 5 2
Accrued professional fees ................................................................... 13 13 13
Accrued other expenses ..................................................................... – 4 –
Payables:
Fund shares redeemed ................................................................. 795 774 553
Investment securities purchased ...................................................... 153 119 231
Total Liabilities
1,033 1,156 841
Net Assets Applicable to Outstanding Shares ............................................
$ 1,232,867 $ 2,702,120 $ 722,677
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,036,549 $ 2,163,798 $ 633,461
Total distributable earnings (accumulated loss) .............................................
196,318 538,322 89,216
Total Net Assets
$ 1,232,867 $ 2,702,120 $ 722,677
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 800,000 400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 92,233 N/A
Shares Issued and Outstanding ........................................................ 5,765
Net Asset Value per share ............................................................. $ 16 .00
(a)
Maximum Offering Price ..............................................................
$ 16 .93
Class J : Net Assets .......................................................................... N/A $ 262,206 N/A
Shares Issued and Outstanding ........................................................ 17,092
Net Asset Value per share .............................................................
$ 15 .34
(a)
Institutional : Net Assets ..................................................................... $ 1,056,212 $ 2,114,673 $ 622,643
Shares Issued and Outstanding ........................................................ 78,868 132,820 42,026
Net Asset Value per share .............................................................
$ 13 .39 $ 15 .92 $ 14 .82
R-1 : Net Assets .............................................................................. $ 4,224 $ 11,352 $ 3,080
Shares Issued and Outstanding ........................................................ 327 723 217
Net Asset Value per share .............................................................
$ 12 .90 $ 15 .72 $ 14 .20
R-3 : Net Assets .............................................................................. $ 74,744 $ 82,309 $ 41,695
Shares Issued and Outstanding ........................................................ 5,760 5,255 2,909
Net Asset Value per share .............................................................
$ 12 .98 $ 15 .66 $ 14 .34
R-4 : Net Assets .............................................................................. $ 24,834 $ 35,046 $ 14,113
Shares Issued and Outstanding ........................................................ 1,890 2,219 972
Net Asset Value per share .............................................................
$ 13 .14 $ 15 .80 $ 14 .52
R-5 : Net Assets .............................................................................. $ 72,853 $ 104,301 $ 41,146
Shares Issued and Outstanding ........................................................ 5,538 6,584 2,822
Net Asset Value per share .............................................................
$ 13 .16 $ 15 .84 $ 14 .58
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ....................................................
$ 646,856 $ 92,868 $ 155,821
Assets
Investment in affiliated Funds--at value ..................................................... $ 662,084 $ 87,786 $ 151,649
Receivables:
Dividends and interest ................................................................. 28 4 25
Expense reimbursement from Manager ............................................... 1 – 3
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 925 185 1,311
Prepaid expenses ............................................................................
7 – 2
Total Assets   663,045 87,975 152,991
Liabilities
Accrued administrative service fees ........................................................ 2 – –
Accrued distribution fees .................................................................... 8 1 10
Accrued service fees ........................................................................ 12 2 –
Accrued transfer agent fees ................................................................. 13 – 3
Accrued directors' expenses ................................................................. 2 1 1
Accrued professional fees ................................................................... 13 13 13
Accrued other expenses ..................................................................... – 7 –
Payables:
Fund shares redeemed ................................................................. 126 – 7
Investment securities purchased ...................................................... 824 189 1,329
Total Liabilities
1,000 213 1,363
Net Assets Applicable to Outstanding Shares ............................................
$ 662,045 $ 87,762 $ 151,628
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 604,094 $ 88,218 $ 150,167
Total distributable earnings (accumulated loss) .............................................
57,951 (456) 1,461
Total Net Assets
$ 662,045 $ 87,762 $ 151,628
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 16,387 N/A $ 80,947
Shares Issued and Outstanding ........................................................ 1,045 7,263
Net Asset Value per share .............................................................
$ 15 .68
(a)
$ 11 .14
(a)
Institutional : Net Assets ..................................................................... $ 590,955 $ 77,277 $ 20,061
Shares Issued and Outstanding ........................................................ 37,362 6,126 1,793
Net Asset Value per share .............................................................
$ 15 .82 $ 12 .62 $ 11 .19
R-1 : Net Assets .............................................................................. $ 2,316 $ 250 N/A
Shares Issued and Outstanding ........................................................ 151 21
Net Asset Value per share .............................................................
$ 15 .37 $ 12 .40
R-3 : Net Assets .............................................................................. $ 19,799 $ 4,661 N/A
Shares Issued and Outstanding ........................................................ 1,271 374
Net Asset Value per share .............................................................
$ 15 .58 $ 12 .50
R-4 : Net Assets .............................................................................. $ 6,018 $ 1,108 N/A
Shares Issued and Outstanding ........................................................ 384 89
Net Asset Value per share .............................................................
$ 15 .65 $ 12 .52
R-5 : Net Assets .............................................................................. $ 26,570 $ 4,466 N/A
Shares Issued and Outstanding ........................................................ 1,694 355
Net Asset Value per share .............................................................
$ 15 .68 $ 12 .55
R-6 : Net Assets .............................................................................. N/A N/A $ 50,620
Shares Issued and Outstanding ........................................................ 4,515
Net Asset Value per share .............................................................
$ 11 .21
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ....................................................
$ 456,875 $ 515,617 $ 531,582
Assets
Investment in affiliated Funds--at value ..................................................... $ 451,881 $ 500,741 $ 520,625
Receivables:
Dividends and interest ................................................................. 55 36 –
Expense reimbursement from Manager ............................................... 2 2 3
Expense reimbursement from Distributor ............................................. 3 4 3
Fund shares sold ....................................................................... 110 747 466
Investment securities sold ............................................................. 531 – –
Total Assets   452,582 501,530 521,097
Liabilities
Accrued distribution fees .................................................................... 25 31 25
Accrued transfer agent fees ................................................................. 10 13 16
Accrued directors' expenses ................................................................. 1 2 2
Accrued professional fees ................................................................... 13 13 13
Accrued other expenses ..................................................................... 6 1 6
Payables:
Fund shares redeemed ................................................................. 641 9 10
Investment securities purchased ...................................................... 55 774 456
Total Liabilities
751 843 528
Net Assets Applicable to Outstanding Shares ............................................
$ 451,831 $ 500,687 $ 520,569
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 433,954 $ 490,712 $ 498,186
Total distributable earnings (accumulated loss) .............................................
17,877 9,975 22,383
Total Net Assets
$ 451,831 $ 500,687 $ 520,569
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 200,172 $ 243,097 $ 197,565
Shares Issued and Outstanding ........................................................ 17,336 19,839 15,772
Net Asset Value per share .............................................................
$ 11 .55
(a)
$ 12 .25
(a)
$ 12 .53
(a)
Institutional : Net Assets ..................................................................... $ 50,162 $ 70,043 $ 83,966
Shares Issued and Outstanding ........................................................ 4,321 5,693 6,662
Net Asset Value per share .............................................................
$ 11 .61 $ 12 .30 $ 12 .60
R-6 : Net Assets .............................................................................. $ 201,497 $ 187,547 $ 239,038
Shares Issued and Outstanding ........................................................ 17,356 15,233 18,980
Net Asset Value per share .............................................................
$ 11 .61 $ 12 .31 $ 12 .59
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ....................................................
$ 403,163 $ 373,832 $ 248,273
Assets
Investment in affiliated Funds--at value ..................................................... $ 394,632 $ 372,240 $ 246,068
Receivables:
Expense reimbursement from Manager ............................................... 1 2 2
Expense reimbursement from Distributor ............................................. 3 2 2
Fund shares sold ....................................................................... 454 200 79
Total Assets   395,090 372,444 246,151
Liabilities
Accrued distribution fees .................................................................... 19 16 10
Accrued transfer agent fees ................................................................. 13 12 9
Accrued directors' expenses ................................................................. 2 2 2
Accrued professional fees ................................................................... 13 13 13
Accrued other expenses ..................................................................... 8 5 5
Payables:
Fund shares redeemed ................................................................. 62 40 67
Investment securities purchased ...................................................... 392 159 11
Total Liabilities
509 247 117
Net Assets Applicable to Outstanding Shares ............................................
$ 394,581 $ 372,197 $ 246,034
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 376,378 $ 345,396 $ 228,121
Total distributable earnings (accumulated loss) .............................................
18,203 26,801 17,913
Total Net Assets
$ 394,581 $ 372,197 $ 246,034
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 151,848 $ 128,923 $ 77,188
Shares Issued and Outstanding ........................................................ 11,548 9,643 5,590
Net Asset Value per share .............................................................
$ 13 .15
(a)
$ 13 .37
(a)
$ 13 .81
(a)
Institutional : Net Assets ..................................................................... $ 76,405 $ 62,782 $ 52,704
Shares Issued and Outstanding ........................................................ 5,778 4,667 3,797
Net Asset Value per share .............................................................
$ 13 .22 $ 13 .45 $ 13 .88
R-6 : Net Assets .............................................................................. $ 166,328 $ 180,492 $ 116,142
Shares Issued and Outstanding ........................................................ 12,561 13,395 8,357
Net Asset Value per share .............................................................
$ 13 .24 $ 13 .47 $ 13 .90
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ....................................................
$ 204,163 $ 104,502 $ 43,947
Assets
Investment in affiliated Funds--at value ..................................................... $ 203,594 $ 101,997 $ 42,180
Receivables:
Dividends and interest ................................................................. – 1 –
Expense reimbursement from Manager ............................................... 2 4 6
Expense reimbursement from Distributor ............................................. 1 1 –
Fund shares sold ....................................................................... 98 310 57
Prepaid expenses ............................................................................
– – 1
Total Assets   203,695 102,313 42,244
Liabilities
Accrued distribution fees .................................................................... 8 4 2
Accrued transfer agent fees ................................................................. 9 5 4
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 13 13 13
Accrued registration fees .................................................................... – – 6
Accrued other expenses ..................................................................... 5 5 –
Payables:
Fund shares redeemed ................................................................. 49 96 27
Investment securities purchased ...................................................... 48 214 31
Total Liabilities
133 338 84
Net Assets Applicable to Outstanding Shares ............................................
$ 203,562 $ 101,975 $ 42,160
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 187,109 $ 96,160 $ 40,701
Total distributable earnings (accumulated loss) .............................................
16,453 5,815 1,459
Total Net Assets
$ 203,562 $ 101,975 $ 42,160
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 63,682 $ 28,230 $ 12,202
Shares Issued and Outstanding ........................................................ 4,556 1,969 836
Net Asset Value per share .............................................................
$ 13 .98
(a)
$ 14 .34
(a)
$ 14 .61
(a)
Institutional : Net Assets ..................................................................... $ 41,610 $ 24,370 $ 9,470
Shares Issued and Outstanding ........................................................ 2,965 1,690 642
Net Asset Value per share .............................................................
$ 14 .03 $ 14 .42 $ 14 .75
R-6 : Net Assets .............................................................................. $ 98,270 $ 49,375 $ 20,488
Shares Issued and Outstanding ........................................................ 7,000 3,419 1,385
Net Asset Value per share .............................................................
$ 14 .04 $ 14 .44 $ 14 .79
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ....................................................
$ 12,429 $ 92,811 $ 403,561
Assets
Investment in affiliated Funds--at value ..................................................... $ 11,348 $ 86,357 $ 391,428
Receivables:
Dividends and interest ................................................................. – 16 354
Expense reimbursement from Manager ............................................... 6 3 2
Expense reimbursement from Distributor ............................................. – 1 1
Fund shares sold ....................................................................... 15 113 125
Investment securities sold ............................................................. – – 547
Prepaid expenses ............................................................................
1 – –
Total Assets   11,370 86,490 392,457
Liabilities
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 1 5 15
Accrued service fees ........................................................................ – – 6
Accrued transfer agent fees ................................................................. 1 3 10
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 12 13 13
Accrued registration fees .................................................................... 7 – –
Accrued other expenses ..................................................................... – 7 2
Payables:
Fund shares redeemed ................................................................. – 3 669
Investment securities purchased ...................................................... 15 126 353
Total Liabilities
37 158 1,070
Net Assets Applicable to Outstanding Shares ............................................
$ 11,333 $ 86,332 $ 391,387
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 11,586 $ 89,892 $ 391,945
Total distributable earnings (accumulated loss) .............................................
(253) (3,560) (558)
Total Net Assets
$ 11,333 $ 86,332 $ 391,387
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 600,000 725,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 18,466
Shares Issued and Outstanding ........................................................ 1,652
Net Asset Value per share ............................................................. $ 11 .18
(a)
Maximum Offering Price ..............................................................
$ 11 .62
Class J : Net Assets .......................................................................... $ 5,683 $ 38,697 $ 65,923
Shares Issued and Outstanding ........................................................ 432 3,818 5,999
Net Asset Value per share .............................................................
$ 13 .14
(a)
$ 10 .13
(a)
$ 10 .99
(a)
Institutional : Net Assets ..................................................................... $ 1,486 $ 15,652 $ 280,680
Shares Issued and Outstanding ........................................................ 112 1,539 25,381
Net Asset Value per share .............................................................
$ 13 .30 $ 10 .17 $ 11 .06
R-1 : Net Assets .............................................................................. N/A N/A $ 1,803
Shares Issued and Outstanding ........................................................ 162
Net Asset Value per share .............................................................
$ 11 .11
R-3 : Net Assets .............................................................................. N/A N/A $ 9,084
Shares Issued and Outstanding ........................................................ 828
Net Asset Value per share .............................................................
$ 10 .97
R-4 : Net Assets .............................................................................. N/A N/A $ 3,961
Shares Issued and Outstanding ........................................................ 360
Net Asset Value per share .............................................................
$ 10 .99
R-5 : Net Assets .............................................................................. N/A N/A $ 11,470
Shares Issued and Outstanding ........................................................ 1,037
Net Asset Value per share .............................................................
$ 11 .06
R-6 : Net Assets .............................................................................. $ 4,164 $ 31,983 N/A
Shares Issued and Outstanding ........................................................ 313 3,139
Net Asset Value per share .............................................................
$ 13 .30 $ 10 .19
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Investment in securities--at cost ..........................................................
$ 5,011,494 $ – $ –
Investment in affiliated Funds--at cost ....................................................
$ 230,294 $ 3,950,388 $ 1,709,176
Assets
Investment in securities--at value  .......................................................... $ 6,862,771 $ – $ –
Investment in affiliated Funds--at value ..................................................... 230,294 4,425,715 1,779,301
Receivables:
Dividends and interest ................................................................. 326 2,323 1,533
Expense reimbursement from Manager ............................................... 104 – –
Expense reimbursement from Distributor ............................................. 3 21 14
Fund shares sold ....................................................................... 8,577 1,799 796
Investment securities sold ............................................................. – 10 658
Other assets .................................................................................. – 1 1
Total Assets   7,102,075 4,429,869 1,782,303
Liabilities
Accrued management and investment advisory fees ........................................ 4,798 1,024 411
Accrued administrative service fees ........................................................ 5 2 1
Accrued distribution fees .................................................................... 145 828 314
Accrued service fees ........................................................................ 39 14 10
Accrued transfer agent fees ................................................................. 1,049 422 143
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 5 7 3
Accrued professional fees ................................................................... 17 14 13
Accrued other expenses ..................................................................... 60 3 4
Payables:
Fund shares redeemed ................................................................. 5,070 1,848 1,267
Investment securities purchased ...................................................... 33,957 2,321 1,532
Total Liabilities
45,146 6,484 3,698
Net Assets Applicable to Outstanding Shares ............................................
$ 7,056,929 $ 4,423,385 $ 1,778,605
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,161,635 $ 3,694,146 $ 1,643,499
Total distributable earnings (accumulated loss) .............................................
1,895,294 729,239 135,106
Total Net Assets
$ 7,056,929 $ 4,423,385 $ 1,778,605
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 925,000 1,775,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 350,523 $ 2,194,342 $ 579,668
Shares Issued and Outstanding ........................................................ 11,073 142,674 49,180
Net Asset Value per share ............................................................. $ 31 .66
(a)
$ 15 .38
(a)
$ 11 .79
(a)
Maximum Offering Price ..............................................................
$ 33 .50 $ 16 .28 $ 12 .48
Class C : Net Assets .......................................................................... $ 39,100 $ 220,817 $ 93,449
Shares Issued and Outstanding ........................................................ 1,261 14,725 8,032
Net Asset Value per share .............................................................
$ 31 .02
(a)
$ 15 .00
(a)
$ 11 .63
(a)
Class J : Net Assets .......................................................................... $ 178,259 $ 1,228,001 $ 830,073
Shares Issued and Outstanding ........................................................ 5,826 83,460 71,569
Net Asset Value per share .............................................................
$ 30 .60
(a)
$ 14 .71
(a)
$ 11 .60
(a)
Institutional : Net Assets ..................................................................... $ 4,006,496 $ 714,268 $ 229,987
Shares Issued and Outstanding ........................................................ 126,428 47,417 19,746
Net Asset Value per share .............................................................
$ 31 .69 $ 15 .06 $ 11 .65
R-1 : Net Assets .............................................................................. $ 2,785 $ 2,303 $ 1,721
Shares Issued and Outstanding ........................................................ 89 154 148
Net Asset Value per share .............................................................
$ 31 .24 $ 15 .00 $ 11 .59
R-3 : Net Assets .............................................................................. $ 43,974 $ 20,094 $ 9,274
Shares Issued and Outstanding ........................................................ 1,430 1,341 799
Net Asset Value per share .............................................................
$ 30 .76 $ 14 .99 $ 11 .62
R-4 : Net Assets .............................................................................. $ 29,663 $ 10,775 $ 12,012
Shares Issued and Outstanding ........................................................ 977 716 1,032
Net Asset Value per share .............................................................
$ 30 .37 $ 15 .04 $ 11 .64
R-5 : Net Assets .............................................................................. $ 106,565 $ 32,785 $ 22,421
Shares Issued and Outstanding ........................................................ 3,500 2,181 1,928
Net Asset Value per share .............................................................
$ 30 .45 $ 15 .03 $ 11 .64
R-6 : Net Assets .............................................................................. $ 2,299,564 N/A N/A
Shares Issued and Outstanding ........................................................ 72,586
Net Asset Value per share .............................................................
$ 31 .68
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost ....................................................
$ 2,569,891 $ 2,857,764 $ 1,661,643
Assets
Investment in affiliated Funds--at value ..................................................... $ 3,026,569 $ 2,782,559 $ 1,963,897
Receivables:
Dividends and interest ................................................................. 567 2,077 4
Expense reimbursement from Distributor ............................................. 12 20 6
Fund shares sold ....................................................................... 776 7,114 306
Investment securities sold ............................................................. 1,420 123 151
Prepaid expenses ............................................................................
7 14 6
Total Assets   3,029,351 2,791,907 1,964,370
Liabilities
Accrued management and investment advisory fees ........................................ 713 640 466
Accrued administrative service fees ........................................................ 2 1 1
Accrued distribution fees .................................................................... 591 551 386
Accrued service fees ........................................................................ 10 4 7
Accrued transfer agent fees ................................................................. 309 206 234
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 4 4 4
Accrued professional fees ................................................................... 12 13 13
Payables:
Dividends payable ..................................................................... – 3,874 –
Fund shares redeemed ................................................................. 1,987 3,049 425
Investment securities purchased ...................................................... 561 2,074 –
Total Liabilities
4,190 10,416 1,536
Net Assets Applicable to Outstanding Shares ............................................
$ 3,025,161 $ 2,781,491 $ 1,962,834
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,321,541 $ 2,794,259 $ 1,548,937
Total distributable earnings (accumulated loss) .............................................
703,620 (12,768) 413,897
Total Net Assets
$ 3,025,161 $ 2,781,491 $ 1,962,834
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,675,000 1,700,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,683,806 $ 1,176,392 $ 1,174,006
Shares Issued and Outstanding ........................................................ 93,597 100,506 59,582
Net Asset Value per share ............................................................. $ 17 .99
(a)
$ 11 .70
(a)
$ 19 .70
(a)
Maximum Offering Price ..............................................................
$ 19 .04 $ 12 .16 $ 20 .85
Class C : Net Assets .......................................................................... $ 149,556 $ 170,052 $ 90,381
Shares Issued and Outstanding ........................................................ 9,163 14,696 5,249
Net Asset Value per share .............................................................
$ 16 .32
(a)
$ 11 .57
(a)
$ 17 .22
(a)
Class J : Net Assets .......................................................................... $ 689,944 $ 1,212,711 $ 358,967
Shares Issued and Outstanding ........................................................ 40,241 104,666 19,125
Net Asset Value per share .............................................................
$ 17 .15
(a)
$ 11 .59
(a)
$ 18 .77
(a)
Institutional : Net Assets ..................................................................... $ 454,824 $ 202,700 $ 308,364
Shares Issued and Outstanding ........................................................ 26,038 17,383 16,166
Net Asset Value per share .............................................................
$ 17 .47 $ 11 .66 $ 19 .08
R-1 : Net Assets .............................................................................. $ 1,645 $ 2,339 $ 391
Shares Issued and Outstanding ........................................................ 96 202 21
Net Asset Value per share .............................................................
$ 17 .17 $ 11 .59 $ 18 .98
R-3 : Net Assets .............................................................................. $ 12,038 $ 3,772 $ 7,281
Shares Issued and Outstanding ........................................................ 703 324 389
Net Asset Value per share .............................................................
$ 17 .13 $ 11 .63 $ 18 .73
R-4 : Net Assets .............................................................................. $ 6,300 $ 4,634 $ 3,208
Shares Issued and Outstanding ........................................................ 361 398 169
Net Asset Value per share .............................................................
$ 17 .44 $ 11 .65 $ 19 .00
R-5 : Net Assets .............................................................................. $ 27,048 $ 8,891 $ 20,236
Shares Issued and Outstanding ........................................................ 1,561 763 1,075
Net Asset Value per share .............................................................
$ 17 .33 $ 11 .64 $ 18 .82
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 3,743,205 $ 1,149,524 $ 2,226,298
Investment in affiliated Funds--at cost ....................................................
$ 41,567 $ 54,339 $ 128,642
Assets
Investment in securities--at value  .......................................................... $ 3,613,891 $ 1,228,049
(a)
$ 2,240,345
(a)
Investment in affiliated Funds--at value ..................................................... 41,567 54,339 128,642
Cash ......................................................................................... 297 – 22,974
Deposits with counterparty .................................................................. – – 762
Receivables:
Dividends and interest ................................................................. 13,431 271 172
Expense reimbursement from Manager ............................................... 3 – 52
Expense reimbursement from Distributor ............................................. 2 3 1
Fund shares sold ....................................................................... 6,580 2,705 918
Investment securities sold ............................................................. 4,536 2,218 17,224
Variation margin on futures ........................................................... – – 3
Other assets .................................................................................. 1 1 –
Total Assets   3,680,308 1,287,586 2,411,093
Liabilities
Accrued management and investment advisory fees ........................................ 1,185 811 1,782
Accrued administrative service fees ........................................................ 1 3 2
Accrued distribution fees .................................................................... 92 111 14
Accrued service fees ........................................................................ 7 24 15
Accrued transfer agent fees ................................................................. 377 235 87
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 7 3 5
Accrued professional fees ................................................................... 23 16 16
Accrued other expenses ..................................................................... 48 34 43
Payables:
Dividends payable ..................................................................... 3,845 – –
Fund shares redeemed ................................................................. 8,974 4,574 1,314
Investment securities purchased ...................................................... 13,506 244 8,227
Variation margin on futures ........................................................... – – 336
Collateral obligation on securities loaned, at value ......................................... – 19,128 34,678
Total Liabilities
28,066 25,183 46,519
Net Assets Applicable to Outstanding Shares ............................................
$ 3,652,242 $ 1,262,403 $ 2,364,574
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,791,367 $ 1,187,002 $ 2,278,188
Total distributable earnings (accumulated loss) .............................................
(139,125) 75,401 86,386
Total Net Assets
$ 3,652,242 $ 1,262,403 $ 2,364,574

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,220,000 700,000 870,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 371,771 $ 264,982 N/A
Shares Issued and Outstanding ........................................................ 31,595 11,555
Net Asset Value per share ............................................................. $ 11 .77
(b)
$ 22 .93
(b)
Maximum Offering Price ..............................................................
$ 12 .04 $ 24 .26
Class C : Net Assets .......................................................................... $ 29,074 $ 22,021 N/A
Shares Issued and Outstanding ........................................................ 2,470 1,150
Net Asset Value per share .............................................................
$ 11 .77
(b)
$ 19 .14
(b)
Class J : Net Assets .......................................................................... $ 137,130 $ 201,466 $ 70,882
Shares Issued and Outstanding ........................................................ 11,662 9,300 9,112
Net Asset Value per share .............................................................
$ 11 .76
(b)
$ 21 .66
(b)
$ 7 .78
(b)
Institutional : Net Assets ..................................................................... $ 3,080,169 $ 481,903 $ 204,151
Shares Issued and Outstanding ........................................................ 261,935 19,046 15,637
Net Asset Value per share .............................................................
$ 11 .76 $ 25 .30 $ 13 .06
R-1 : Net Assets .............................................................................. $ 524 $ 2,076 $ 1,938
Shares Issued and Outstanding ........................................................ 44 99 215
Net Asset Value per share .............................................................
$ 11 .76 $ 20 .99 $ 9 .00
R-3 : Net Assets .............................................................................. $ 10,302 $ 14,552 $ 15,314
Shares Issued and Outstanding ........................................................ 875 640 1,583
Net Asset Value per share .............................................................
$ 11 .77 $ 22 .75 $ 9 .68
R-4 : Net Assets .............................................................................. $ 13,457 $ 38,913 $ 10,989
Shares Issued and Outstanding ........................................................ 1,144 1,614 1,015
Net Asset Value per share .............................................................
$ 11 .76 $ 24 .10 $ 10 .82
R-5 : Net Assets .............................................................................. $ 9,815 $ 54,723 $ 37,296
Shares Issued and Outstanding ........................................................ 834 2,196 3,186
Net Asset Value per share .............................................................
$ 11 .77 $ 24 .91 $ 11 .71
R-6 : Net Assets .............................................................................. N/A $ 181,767 $ 2,024,004
Shares Issued and Outstanding ........................................................ 7,177 154,833
Net Asset Value per share .............................................................
$ 25 .33 $ 13 .07
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Investment in securities--at cost ..........................................................
$ 898,642 $ 1,061,389 $ 762,500
Investment in affiliated Funds--at cost ....................................................
$ 17,027 $ 48,121 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,196,145
(a)
$ 1,107,002
(a)
$ 728,015
Investment in affiliated Funds--at value ..................................................... 17,027 48,121 –
Cash ......................................................................................... – 6 3,807
Deposits with counterparty .................................................................. 828 336 –
Receivables:
Dividends and interest ................................................................. 429 334 10,102
Expense reimbursement from Manager ............................................... 3 38 15
Expense reimbursement from Distributor ............................................. 3 – –
Fund shares sold ....................................................................... 1,636 754 10,114
Investment securities sold ............................................................. – 6,055 2,501
Variation margin on futures ........................................................... – 8 –
Other assets .................................................................................. – – 8
Prepaid expenses ............................................................................
– – 4
Total Assets   1,216,071 1,162,654 754,566
Liabilities
Accrued management and investment advisory fees ........................................ 159 1,001 238
Accrued administrative service fees ........................................................ 9 1 –
Accrued distribution fees .................................................................... 48 4 100
Accrued service fees ........................................................................ 52 5 –
Accrued transfer agent fees ................................................................. 86 58 106
Accrued directors' expenses ................................................................. 2 2 2
Accrued professional fees ................................................................... 16 11 25
Accrued other expenses ..................................................................... 11 48 –
Payables:
Dividends payable ..................................................................... – – 1,560
Fund shares redeemed ................................................................. 3,353 638 2,422
Interest expense and fees payable ..................................................... – – 26
Investment securities purchased ...................................................... – 6,346 10,315
Variation margin on futures ........................................................... 385 149 –
Collateral obligation on securities loaned, at value ......................................... 5,231 7,702 –
Floating rate notes issued ...................................................................
– – 22,582
Total Liabilities
9,352 15,965 37,376
Net Assets Applicable to Outstanding Shares ............................................
$ 1,206,719 $ 1,146,689 $ 717,190
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 857,637 $ 1,015,772 $ 773,547
Total distributable earnings (accumulated loss) .............................................
349,082 130,917 (56,357)
Total Net Assets
$ 1,206,719 $ 1,146,689 $ 717,190

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 700,000 450,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 356,908
Shares Issued and Outstanding ........................................................ 52,335
Net Asset Value per share ............................................................. $ 6 .82
(b)
Maximum Offering Price ..............................................................
$ 7 .09
Class C : Net Assets .......................................................................... N/A N/A $ 29,180
Shares Issued and Outstanding ........................................................ 4,263
Net Asset Value per share .............................................................
$ 6 .84
(b)
Class J : Net Assets .......................................................................... $ 181,530 $ 21,475 N/A
Shares Issued and Outstanding ........................................................ 7,232 1,886
Net Asset Value per share .............................................................
$ 25 .10
(b)
$ 11 .38
(b)
Institutional : Net Assets ..................................................................... $ 249,449 $ 176,863 $ 331,102
Shares Issued and Outstanding ........................................................ 9,235 14,959 48,494
Net Asset Value per share .............................................................
$ 27 .01 $ 11 .82 $ 6 .83
R-1 : Net Assets .............................................................................. $ 7,015 $ 755 N/A
Shares Issued and Outstanding ........................................................ 265 74
Net Asset Value per share .............................................................
$ 26 .47 $ 10 .25
R-3 : Net Assets .............................................................................. $ 86,799 $ 5,714 N/A
Shares Issued and Outstanding ........................................................ 3,135 512
Net Asset Value per share .............................................................
$ 27 .69 $ 11 .15
R-4 : Net Assets .............................................................................. $ 35,037 $ 2,730 N/A
Shares Issued and Outstanding ........................................................ 1,247 240
Net Asset Value per share .............................................................
$ 28 .10 $ 11 .38
R-5 : Net Assets .............................................................................. $ 109,183 $ 14,462 N/A
Shares Issued and Outstanding ........................................................ 3,859 1,252
Net Asset Value per share .............................................................
$ 28 .29 $ 11 .55
R-6 : Net Assets .............................................................................. $ 537,706 $ 924,690 N/A
Shares Issued and Outstanding ........................................................ 19,919 78,255
Net Asset Value per share .............................................................
$ 26 .99 $ 11 .82
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
Core Plus Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ – $ 44 $ 3
Dividends ......................................................................................... 15 2,186 253
Withholding tax .................................................................................. – – (10)
Interest ............................................................................................ 10,389 110,995 8,339
Securities lending - net ...........................................................................
– 37 57
Total Income 10,404 113,262 8,642
Expenses:
Management and investment advisory fees ...................................................... 1,412 19,349 1,864
Distribution f ees - Class A ....................................................................... 546 330 110
Distribution f ees - Class C ....................................................................... 187 136 N/A
Distribution f ees - Class J ........................................................................ N/A 80 100
Distribution f ees - R-1 ........................................................................... N/A 19 7
Distribution f ees - R-3 ........................................................................... N/A 15 23
Distribution f ees - R-4 ........................................................................... N/A 7 3
Administrative service fees - R-1 ................................................................ N/A 15 5
Administrative service fees - R-3 ................................................................ N/A 4 6
Administrative service fees - R-4 ................................................................ N/A 2 1
Administrative service fees - R-5 ................................................................ N/A 1 2
Registration fees - Class A ....................................................................... 9 13 9
Registration fees - Class C ....................................................................... 8 8 N/A
Registration fees - Class J ........................................................................ N/A 9 8
Registration fees - Institutional .................................................................. 8 18 12
Registration fees - R-6 ........................................................................... N/A 22 N/A
Service fees - R-1 ................................................................................ N/A 13 5
Service fees - R-3 ................................................................................ N/A 15 23
Service fees - R-4 ................................................................................ N/A 16 8
Service fees - R-5 ................................................................................ N/A 35 47
Shareholder reports - Class A .................................................................... 2 7 4
Shareholder reports - Class C .................................................................... 1 1 N/A
Shareholder reports - Class J ..................................................................... N/A – 4
Shareholder reports - Institutional ............................................................... 2 19 8
Transfer agent fees - Class A ..................................................................... 105 149 75
Transfer agent fees - Class C ..................................................................... 12 20 N/A
Transfer agent fees - Class J ..................................................................... N/A 45 120
Transfer agent fees - Institutional ................................................................ 70 445 243
Chief compliance officer expenses ............................................................... – 6 –
Custodian fees .................................................................................... 1 4 10
Directors' expenses ............................................................................... 8 92 8
Interest expense and fees ......................................................................... 121 – –
Professional fees ................................................................................. 21 25 23
Other expenses ................................................................................... 6 56 5
Total Gross Expenses 2,519 20,976 2,733
Less: Reimbursement from Manager ............................................................ – – 206
Less: Reimbursement from Manager - Class A .................................................. – – 48
Less: Reimbursement from Manager - Institutional ............................................. 25 115 141
Less: Reimbursement from Distributor - Class J ................................................ N/A 11 13
Total Net Expenses 2,494 20,850 2,325
Net Investment Income (Loss) 7,910 92,412 6,317
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (6,576) 110 (10,257)
Futures contracts ................................................................................. – – (3,328)
Swap agreements ................................................................................. – – 1,098
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (66,257) (1,095,074) (64,319)
Futures contracts ................................................................................. – – (505)
Swap agreements ................................................................................. – – 632
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (72,833) (1,094,964) (76,679)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (64,923) $ (1,002,552) $ (70,362)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
(a)
Diversified
International Fund Equity Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 16 $ 15 $ 17
Dividends ......................................................................................... 13,960 78,036 136,004
Withholding tax .................................................................................. (290) (6,621) (3,944)
Interest ............................................................................................ 87,755 – 13
Securities lending - net ...........................................................................
217 98 325
Total Income 101,658 71,528 132,415
Expenses:
Management and investment advisory fees ...................................................... 14,941 20,316 26,386
Distribution fees - Class A ....................................................................... 1,747 311 1,716
Distribution fees - Class C ....................................................................... 2,112 43 604
Distribution fees - Class J ........................................................................ N/A 124 65
Distribution fees - R-1 ........................................................................... N/A 5 5
Distribution fees - R-3 ........................................................................... N/A 16 41
Distribution fees - R-4 ........................................................................... N/A 4 16
Administrative service fees - R-1 ................................................................ N/A 4 4
Administrative service fees - R-3 ................................................................ N/A 5 12
Administrative service fees - R-4 ................................................................ N/A 1 5
Administrative service fees - R-5 ................................................................ N/A 2 9
Registration fees - Class A ....................................................................... 22 10 19
Registration fees - Class C ....................................................................... 10 9 9
Registration fees - Class J ........................................................................ N/A 8 8
Registration fees - Institutional .................................................................. 18 11 59
Registration fees - R-6 ........................................................................... 9 8 N/A
Service fees - R-1 ................................................................................ N/A 4 4
Service fees - R-3 ................................................................................ N/A 16 41
Service fees - R-4 ................................................................................ N/A 11 39
Service fees - R-5 ................................................................................ N/A 43 216
Shareholder reports - Class A .................................................................... 41 7 38
Shareholder reports - Class C .................................................................... 24 1 4
Shareholder reports - Class J ..................................................................... N/A 2 1
Shareholder reports - Institutional ............................................................... 79 13 61
Transfer agent fees - Class A ..................................................................... 614 205 650
Transfer agent fees - Class C ..................................................................... 190 12 55
Transfer agent fees - Class J ..................................................................... N/A 137 44
Transfer agent fees - Institutional ................................................................ 1,007 300 1,406
Chief compliance officer expenses ............................................................... 2 3 6
Custodian fees .................................................................................... 139 469 76
Directors' expenses ............................................................................... 41 53 95
Professional fees ................................................................................. 53 78 29
Other expenses ................................................................................... 109 972 52
Total Gross Expenses 21,158 23,203 31,775
Less: Reimbursement from Manager ............................................................ 1,150 – –
Less: Reimbursement from Manager - Class C .................................................. – 13 –
Less: Reimbursement from Manager - Institutional ............................................. 882 77 870
Less: Reimbursement from Manager - R-6 ...................................................... 6 – N/A
Less: Reimbursement from Distributor - Class J ................................................ N/A 17 8
Total Net Expenses 19,120 23,096 30,897
Net Investment Income (Loss) 82,538 48,432 101,518

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
(a)
Diversified
International Fund Equity Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of  $0, $1,443 and $0, respectively) .............. (13,854) 28,980 224,297
Foreign currency contracts ....................................................................... 1,267 – –
Foreign currency transactions .................................................................... (676) (3,790) –
Futures contracts ................................................................................. 669 – –
Swap agreements ................................................................................. 81 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $0, $1,998 and $0, respectively) ........................... (327,656) (948,596) (1,016,176)
Foreign currency contracts ....................................................................... 574 – –
Futures contracts ................................................................................. 243 – –
Swap agreements ................................................................................. (66) – –
Translation of assets and liabilities in foreign currencies ........................................ (889) (1,514) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (340,307) (924,920) (791,879)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (257,769) $ (876,488) $ (690,361)
(a)
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
(a)
Global Emerging
Markets Fund
(b)
Global Real Estate
Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 5 $ 1 $ 4
Dividends ......................................................................................... 39 2,830 39,922
Withholding tax .................................................................................. (23) (275) (1,954)
Interest ............................................................................................ 19,195 – –
Securities lending - net ...........................................................................
– 2 17
Total Income 19,216 2,558 37,989
Expenses:
Management and investment advisory fees ...................................................... 2,710 1,432 14,320
Distribution f ees - Class A ....................................................................... 5 104 130
Distribution f ees - Class C ....................................................................... N/A 26 106
Distribution f ees - Class J ........................................................................ N/A 68 N/A
Distribution f ees - R-1 ........................................................................... N/A 3 N/A
Distribution f ees - R-3 ........................................................................... N/A 7 1
Distribution f ees - R-4 ........................................................................... N/A 2 –
Administrative service fees - R-1 ................................................................ N/A 2 N/A
Administrative service fees - R-3 ................................................................ N/A 2 –
Registration fees - Class A ....................................................................... 4 8 10
Registration fees - Class C ....................................................................... N/A 9 6
Registration fees - Class J ........................................................................ N/A 8 N/A
Registration fees - Institutional .................................................................. 16 8 27
Registration fees - R-6 ........................................................................... N/A 7 9
Service fees - R-1 ................................................................................ N/A 2 N/A
Service fees - R-3 ................................................................................ N/A 7 1
Service fees - R-4 ................................................................................ N/A 4 1
Service fees - R-5 ................................................................................ N/A 9 5
Shareholder reports - Class A .................................................................... – 6 3
Shareholder reports - Class C .................................................................... N/A 1 2
Shareholder reports - Class J ..................................................................... N/A 3 N/A
Shareholder reports - Institutional ............................................................... 22 14 74
Shareholder reports - R-6 ........................................................................ N/A – 4
Transfer agent fees - Class A ..................................................................... 5 87 82
Transfer agent fees - Class C ..................................................................... N/A 11 19
Transfer agent fees - Class J ..................................................................... N/A 92 N/A
Transfer agent fees - Institutional ................................................................ 166 48 1,114
Chief compliance officer expenses ............................................................... – – 2
Custodian fees .................................................................................... 108 72 90
Directors' expenses ............................................................................... 8 5 32
Professional fees ................................................................................. 19 28 24
Other expenses ................................................................................... 4 4 140
Total Gross Expenses 3,067 2,079 16,202
Less: Reimbursement from Manager - Class A .................................................. 6 30 –
Less: Reimbursement from Manager - Class C .................................................. N/A 13 –
Less: Reimbursement from Manager - Class J ................................................... N/A 53 N/A
Less: Reimbursement from Manager - Institutional ............................................. – 45 490
Less: Reimbursement from Manager - R-6 ...................................................... N/A 9 –
Less: Reimbursement from Distributor - Class J ................................................ N/A 9 N/A
Total Net Expenses 3,061 1,920 15,712
Net Investment Income (Loss) 16,155 638 22,277

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
(a)
Global Emerging
Markets Fund
(b)
Global Real Estate
Securities Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ 133 and $ 0 , respectively) ................ (29,227) (6,833) 95,617
Foreign currency contracts ....................................................................... 10,494 – –
Foreign currency transactions .................................................................... (309) (153) (525)
Futures contracts ................................................................................. 2,113 – –
Swap agreements ................................................................................. 7,843 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 1,276 and $ 0 , respectively) ........................... (66,219) (45,084) (347,441)
Foreign currency contracts ....................................................................... 5,970 – –
Futures contracts ................................................................................. 1,156 – –
Swap agreements ................................................................................. 2,683 – –
Translation of assets and liabilities in foreign currencies ........................................ (48) 15 (218)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (65,544) (52,055) (252,567)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (49,389) $ (51,417) $ (230,290)
(a)
Class A shares discontinued operations on February 25, 2022.
(b)
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 6 $ – $ 11
Dividends ......................................................................................... – 138 1
Interest ............................................................................................ 8,734 2,477 92,900
Securities lending - net ...........................................................................
5 – 177
Total Income 8,745 2,615 93,089
Expenses:
Management and investment advisory fees ...................................................... 2,945 3,174 10,484
Distribution f ees - Class A ....................................................................... 160 N/A N/A
Distribution f ees - Class C ....................................................................... 69 N/A N/A
Distribution f ees - Class J ........................................................................ 70 N/A N/A
Distribution f ees - R-1 ........................................................................... 5 N/A N/A
Distribution f ees - R-3 ........................................................................... 6 N/A N/A
Distribution f ees - R-4 ........................................................................... 3 N/A N/A
Administrative service fees - R-1 ................................................................ 4 N/A N/A
Administrative service fees - R-3 ................................................................ 2 N/A N/A
Administrative service fees - R-4 ................................................................ 1 N/A N/A
Administrative service fees - R-5 ................................................................ 1 N/A N/A
Registration fees - Class A ....................................................................... 11 N/A N/A
Registration fees - Class C ....................................................................... 8 N/A N/A
Registration fees - Class J ........................................................................ 7 N/A N/A
Registration fees - Institutional .................................................................. 10 4 16
Service fees - R-1 ................................................................................ 3 N/A N/A
Service fees - R-3 ................................................................................ 6 N/A N/A
Service fees - R-4 ................................................................................ 8 N/A N/A
Service fees - R-5 ................................................................................ 18 N/A N/A
Shareholder reports - Class A .................................................................... 5 N/A N/A
Shareholder reports - Class C .................................................................... 1 N/A N/A
Shareholder reports - Class J ..................................................................... 1 N/A N/A
Shareholder reports - Institutional ............................................................... 9 – 2
Transfer agent fees - Class A ..................................................................... 135 N/A N/A
Transfer agent fees - Class C ..................................................................... 16 N/A N/A
Transfer agent fees - Class J ..................................................................... 80 N/A N/A
Transfer agent fees - Institutional ................................................................ 147 4 30
Chief compliance officer expenses ............................................................... 1 2 2
Custodian fees .................................................................................... 3 22 36
Directors' expenses ............................................................................... 13 36 32
Professional fees ................................................................................. 17 16 25
Other expenses ................................................................................... 11 19 14
Total Gross Expenses 3,776 3,277 10,641
Less: Reimbursement from Manager ............................................................ – 195 259
Less: Reimbursement from Manager - Class C .................................................. 16 N/A N/A
Less: Reimbursement from Manager - Institutional ............................................. – 830 –
Less: Reimbursement from Manager - R-1 ...................................................... 1 N/A N/A
Less: Reimbursement from Manager - R-3 ...................................................... 2 N/A N/A
Less: Reimbursement from Manager - R-4 ...................................................... 3 N/A N/A
Less: Reimbursement from Manager - R-5 ...................................................... 5 N/A N/A
Less: Reimbursement from Distributor - Class J ................................................ 9 N/A N/A
Total Net Expenses 3,740 2,252 10,382
Net Investment Income (Loss) 5,005 363 82,707
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (18,959) – 2,973
Futures contracts ................................................................................. (2,604) – –
Swap agreements ................................................................................. – – (543)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (89,390) – (304,654)
Futures contracts ................................................................................. (4,523) – –
Swap agreements ................................................................................. – – (1,436)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements (115,476) – (303,660)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (110,471) $ 363 $ (220,953)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 9 $ 4 $ 1
Dividends ......................................................................................... – – 5,542
Withholding tax .................................................................................. (18) – (508)
Interest ............................................................................................ 71,534 41,611 –
Securities lending - net ...........................................................................
63 2 16
Total Income 71,588 41,617 5,051
Expenses:
Management and investment advisory fees ...................................................... 6,932 2,743 1,230
Distribution f ees - Class A ....................................................................... 643 N/A N/A
Distribution f ees - Class C ....................................................................... 286 N/A N/A
Distribution f ees - Class J ........................................................................ N/A 15 N/A
Distribution f ees - R-1 ........................................................................... N/A 2 2
Distribution f ees - R-3 ........................................................................... N/A 8 3
Distribution f ees - R-4 ........................................................................... N/A 3 1
Administrative service fees - R-1 ................................................................ N/A 2 2
Administrative service fees - R-3 ................................................................ N/A 2 1
Administrative service fees - R-4 ................................................................ N/A 1 –
Registration fees - Class A ....................................................................... 13 N/A N/A
Registration fees - Class C ....................................................................... 9 N/A N/A
Registration fees - Class J ........................................................................ N/A 9 N/A
Registration fees - Institutional .................................................................. 19 12 8
Registration fees - R-6 ........................................................................... 10 N/A 9
Service fees - R-1 ................................................................................ N/A 2 2
Service fees - R-3 ................................................................................ N/A 8 3
Service fees - R-4 ................................................................................ N/A 7 3
Service fees - R-5 ................................................................................ N/A 6 1
Shareholder reports - Class A .................................................................... 16 N/A N/A
Shareholder reports - Class C .................................................................... 3 N/A N/A
Shareholder reports - Institutional ............................................................... 42 10 13
Shareholder reports - R-6 ........................................................................ 1 N/A –
Transfer agent fees - Class A ..................................................................... 335 N/A N/A
Transfer agent fees - Class C ..................................................................... 33 N/A N/A
Transfer agent fees - Class J ..................................................................... N/A 11 N/A
Transfer agent fees - Institutional ................................................................ 716 45 65
Chief compliance officer expenses ............................................................... 2 1 –
Custodian fees .................................................................................... 8 12 33
Directors' expenses ............................................................................... 27 15 4
Professional fees ................................................................................. 24 22 28
Other expenses ................................................................................... 21 10 24
Total Gross Expenses 9,140 2,946 1,432
Less: Reimbursement from Manager - Institutional ............................................. 138 – 16
Less: Reimbursement from Manager - R-6 ...................................................... – N/A 11
Less: Reimbursement from Distributor - Class J ................................................ N/A 2 N/A
Total Net Expenses 9,002 2,944 1,405
Net Investment Income (Loss) 62,586 38,673 3,646
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 17,208 10,717 (4,145)
Foreign currency contracts ....................................................................... 157 720 –
Foreign currency transactions .................................................................... (3) (215) (156)
Futures contracts ................................................................................. – 4,697 –
Options and swaptions ........................................................................... – (4,553) –
Swap agreements ................................................................................. (585) 3,052 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (232,930) (111,975) (60,458)
Foreign currency contracts ....................................................................... 283 1,883 –
Futures contracts ................................................................................. – 1,211 –
Options and swaptions ........................................................................... – 240 –
Swap agreements ................................................................................. – (1,666) –
Translation of assets and liabilities in foreign currencies ........................................ (5) (4) (87)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements (215,875) (95,893) (64,846)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (153,289) $ (57,220) $ (61,200)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 16 $ 11 $ 6
Dividends ......................................................................................... 27,725 43,488 34,936
Withholding tax .................................................................................. (248) (9) (13)
Interest ............................................................................................ 12 20 4
Securities lending - net ...........................................................................
131 2 4
Total Income 27,636 43,512 34,937
Expenses:
Management and investment advisory fees ...................................................... 38,753 4,563 13,247
Distribution f ees - Class A ....................................................................... 693 476 N/A
Distribution f ees - Class C ....................................................................... N/A 303 N/A
Distribution f ees - Class J ........................................................................ 292 710 64
Distribution f ees - R-1 ........................................................................... 22 26 7
Distribution f ees - R-3 ........................................................................... 109 226 9
Distribution f ees - R-4 ........................................................................... 35 61 1
Administrative service fees - R-1 ................................................................ 18 21 6
Administrative service fees - R-3 ................................................................ 31 63 3
Administrative service fees - R-4 ................................................................ 10 18 –
Administrative service fees - R-5 ................................................................ 14 15 –
Registration fees - Class A ....................................................................... 10 15 N/A
Registration fees - Class C ....................................................................... N/A 8 N/A
Registration fees - Class J ........................................................................ 13 13 9
Registration fees - Institutional .................................................................. 13 16 13
Registration fees - R-6 ........................................................................... 37 N/A N/A
Service fees - R-1 ................................................................................ 16 19 5
Service fees - R-3 ................................................................................ 109 226 9
Service fees - R-4 ................................................................................ 87 153 3
Service fees - R-5 ................................................................................ 353 386 8
Shareholder reports - Class A .................................................................... 11 9 N/A
Shareholder reports - Class C .................................................................... N/A 1 N/A
Shareholder reports - Class J ..................................................................... 1 3 2
Shareholder reports - Institutional ............................................................... 10 7 11
Shareholder reports - R-6 ........................................................................ 2 N/A N/A
Transfer agent fees - Class A ..................................................................... 289 262 N/A
Transfer agent fees - Class C ..................................................................... N/A 31 N/A
Transfer agent fees - Class J ..................................................................... 118 253 51
Transfer agent fees - Institutional ................................................................ 1,470 234 114
Chief compliance officer expenses ............................................................... 9 4 2
Custodian fees .................................................................................... 9 4 8
Directors' expenses ............................................................................... 122 56 32
Professional fees ................................................................................. 15 13 12
Other expenses ................................................................................... 66 63 13
Total Gross Expenses 42,737 8,258 13,629
Less: Reimbursement from Manager ............................................................ 1,040 – 1,149
Less: Reimbursement from Distributor - Class J ................................................ 39 95 9
Total Net Expenses 41,658 8,163 12,471
Net Investment Income (Loss) (14,022) 35,349 22,466
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 922,696 29,278 172,501
Futures contracts ................................................................................. 6,975 (6,387) (2,543)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (4,582,926) (680,782) (337,841)
Futures contracts ................................................................................. (7,026) (11,630) (1,667)
Net Realized and Unrealized Gain (Loss) on investments and futures (3,660,281) (669,521) (169,550)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (3,674,303) $ (634,172) $ (147,084)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
MidCap Growth
Fund
MidCap Growth
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ – $ 1 $ 4
Dividends ......................................................................................... 57,617 782 2,216
Withholding tax .................................................................................. (1,206) (11) (13)
Interest ............................................................................................ 1 – 1
Securities lending - net ...........................................................................
6 2 12
Total Income 56,418 774 2,220
Expenses:
Management and investment advisory fees ...................................................... 64,201 980 4,795
Distribution f ees - Class A ....................................................................... 2,513 N/A N/A
Distribution f ees - Class C ....................................................................... 315 N/A N/A
Distribution f ees - Class J ........................................................................ 278 86 38
Distribution f ees - R-1 ........................................................................... 184 2 3
Distribution f ees - R-3 ........................................................................... 80 27 6
Distribution f ees - R-4 ........................................................................... 33 3 1
Administrative service fees - R-1 ................................................................ 148 2 2
Administrative service fees - R-3 ................................................................ 22 8 2
Administrative service fees - R-4 ................................................................ 10 1 –
Administrative service fees - R-5 ................................................................ 19 1 –
Registration fees - Class A ....................................................................... 20 N/A N/A
Registration fees - Class C ....................................................................... 8 N/A N/A
Registration fees - Class J ........................................................................ 8 9 8
Registration fees - Institutional .................................................................. 61 8 21
Registration fees - R-6 ........................................................................... 9 N/A N/A
Service fees - R-1 ................................................................................ 132 2 2
Service fees - R-3 ................................................................................ 80 27 6
Service fees - R-4 ................................................................................ 82 7 3
Service fees - R-5 ................................................................................ 469 22 5
Shareholder reports - Class A .................................................................... 34 N/A N/A
Shareholder reports - Class C .................................................................... 3 N/A N/A
Shareholder reports - Class J ..................................................................... 1 1 –
Shareholder reports - Institutional ............................................................... 287 1 –
Shareholder reports - R-6 ........................................................................ 117 N/A N/A
Transfer agent fees - Class A ..................................................................... 992 N/A N/A
Transfer agent fees - Class C ..................................................................... 28 N/A N/A
Transfer agent fees - Class J ..................................................................... 121 43 28
Transfer agent fees - Institutional ................................................................ 6,421 64 2
Chief compliance officer expenses ............................................................... 13 – 1
Custodian fees .................................................................................... 6 2 8
Directors' expenses ............................................................................... 202 4 12
Professional fees ................................................................................. 19 11 11
Other expenses ................................................................................... 150 2 8
Total Gross Expenses 77,066 1,313 4,962
Less: Reimbursement from Manager ............................................................ – – 111
Less: Reimbursement from Manager - Institutional ............................................. – 12 –
Less: Reimbursement from Distributor - Class J ................................................ 37 12 5
Total Net Expenses 77,029 1,289 4,846
Net Investment Income (Loss) (20,611) (515) (2,626)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 730,931 7,854 56,880
Foreign currency transactions .................................................................... – 7 –
Futures contracts ................................................................................. – – (426)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (4,970,429) (91,856) (366,740)
Investment in affiliated securities ................................................................ (4,334) – –
Futures contracts ................................................................................. – – (546)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (4,243,832) (83,995) (310,832)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (4,264,443) $ (84,510) $ (313,458)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
MidCap Value
Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 2 $ 10 $ –
Dividends ......................................................................................... 9,873 33,885 13
Withholding tax .................................................................................. – (1) –
Interest ............................................................................................ 1 2 784
Securities lending - net ...........................................................................
30 10 –
Total Income 9,906 33,906 797
Expenses:
Management and investment advisory fees ...................................................... 1,019 10,489 1,433
Distribution f ees - Class A ....................................................................... N/A 57 –
Distribution f ees - Class J ........................................................................ 108 143 320
Distribution f ees - R-1 ........................................................................... 11 5 N/A
Distribution f ees - R-3 ........................................................................... 101 17 N/A
Distribution f ees - R-4 ........................................................................... 24 6 N/A
Administrative service fees - R-1 ................................................................ 9 4 N/A
Administrative service fees - R-3 ................................................................ 28 5 N/A
Administrative service fees - R-4 ................................................................ 7 2 N/A
Administrative service fees - R-5 ................................................................ 6 2 N/A
Registration fees - Class A ....................................................................... N/A 9 27
Registration fees - Class J ........................................................................ 8 9 21
Registration fees - Institutional .................................................................. 11 19 N/A
Registration fees - R-6 ........................................................................... 9 20 N/A
Service fees - R-1 ................................................................................ 8 3 N/A
Service fees - R-3 ................................................................................ 102 17 N/A
Service fees - R-4 ................................................................................ 61 15 N/A
Service fees - R-5 ................................................................................ 142 37 N/A
Shareholder reports - Class A .................................................................... N/A 1 5
Shareholder reports - Class J ..................................................................... – 2 4
Shareholder reports - Institutional ............................................................... 3 17 N/A
Shareholder reports - R-6 ........................................................................ 1 – N/A
Transfer agent fees - Class A ..................................................................... N/A 35 176
Transfer agent fees - Class J ..................................................................... 58 101 181
Transfer agent fees - Institutional ................................................................ 64 419 N/A
Chief compliance officer expenses ............................................................... 1 1 –
Custodian fees .................................................................................... 4 10 8
Directors' expenses ............................................................................... 13 26 7
Professional fees ................................................................................. 11 13 15
Other expenses ................................................................................... 16 15 8
Total Gross Expenses 1,825 11,499 2,205
Less: Reimbursement from Manager ............................................................ – 328 –
Less: Reimbursement from Manager - Class A .................................................. N/A – 488
Less: Reimbursement from Manager - Class J ................................................... – – 600
Less: Reimbursement from Manager - Institutional ............................................. – 203 N/A
Less: Reimbursement from Distributor - Class J ................................................ 15 19 320
Total Net Expenses 1,810 10,949 797
Net Investment Income (Loss) 8,096 22,957 –
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 55,784 152,426 –
Futures contracts ................................................................................. (2,034) (1,976) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (199,772) (236,677) –
Futures contracts ................................................................................. (2,404) (1,138) –
Net Realized and Unrealized Gain (Loss) on investments and futures (148,426) (87,365) –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (140,330) $ (64,408) $ –

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 3 $ 5 $ 13,821
Dividends ......................................................................................... 44,944 20,182 –
Withholding tax .................................................................................. (2,199) (221) –
Interest ............................................................................................ – 1 –
Securities lending - net ...........................................................................
161 7 –
Total Income 42,909 19,974 13,821
Expenses:
Management and investment advisory fees ...................................................... 11,942 6,549 N/A
Distribution f ees - Class A ....................................................................... N/A 1,535 34
Distribution f ees - Class C ....................................................................... N/A 158 N/A
Distribution f ees - Class J ........................................................................ N/A N/A 149
Distribution f ees - R-1 ........................................................................... – 3 6
Distribution f ees - R-3 ........................................................................... 1 26 23
Distribution f ees - R-4 ........................................................................... – 5 3
Administrative service fees - R-1 ................................................................ – 2 5
Administrative service fees - R-3 ................................................................ – 7 6
Administrative service fees - R-4 ................................................................ – 1 1
Administrative service fees - R-5 ................................................................ N/A 2 1
Registration fees - Class A ....................................................................... N/A 12 8
Registration fees - Class C ....................................................................... N/A 7 N/A
Registration fees - Class J ........................................................................ N/A N/A 8
Registration fees - Institutional .................................................................. 19 16 12
Service fees - R-1 ................................................................................ – 2 4
Service fees - R-3 ................................................................................ 1 26 23
Service fees - R-4 ................................................................................ 1 12 8
Service fees - R-5 ................................................................................ N/A 41 23
Shareholder reports - Class A .................................................................... N/A 18 1
Shareholder reports - Class C .................................................................... N/A 1 N/A
Shareholder reports - Class J ..................................................................... N/A N/A 1
Shareholder reports - Institutional ............................................................... 15 7 –
Transfer agent fees - Class A ..................................................................... N/A 433 13
Transfer agent fees - Class C ..................................................................... N/A 19 N/A
Transfer agent fees - Class J ..................................................................... N/A N/A 42
Transfer agent fees - Institutional ................................................................ 297 130 6
Chief compliance officer expenses ............................................................... 2 1 –
Custodian fees .................................................................................... 238 6 –
Directors' expenses ............................................................................... 24 24 7
Professional fees ................................................................................. 56 11 8
Other expenses ................................................................................... 313 12 5
Total Gross Expenses 12,909 9,066 397
Less: Reimbursement from Manager ............................................................ 447 – –
Less: Reimbursement from Manager - Class A .................................................. N/A – 4
Less: Reimbursement from Distributor - Class J ................................................ N/A N/A 20
Total Net Expenses 12,462 9,066 373
Net Investment Income (Loss) 30,447 10,908 13,448
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 200,482 (28,490) –
Investment transactions in affiliated Funds ...................................................... – – 1,602
Foreign currency transactions .................................................................... (927) (6) –
Futures contracts ................................................................................. 859 – –
Capital gain distributions received from affiliated Funds ........................................ – – 17,344
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (358,962) (378,259) –
Investments in affiliated Funds ................................................................... – – (94,427)
Futures contracts ................................................................................. (867) – –
Translation of assets and liabilities in foreign currencies ........................................ (563) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (159,978) (406,755) (75,481)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (129,531) $ (395,847) $ (62,033)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 7,550 $ 78,329 $ 42,227
Total Income 7,550 78,329 42,227
Expenses:
Distribution f ees - Class A ....................................................................... N/A 134 N/A
Distribution f ees - Class J ........................................................................ N/A 641 N/A
Distribution f ees - R-1 ........................................................................... 4 26 14
Distribution f ees - R-3 ........................................................................... 33 129 156
Distribution f ees - R-4 ........................................................................... 6 21 23
Administrative service fees - R-1 ................................................................ 4 21 11
Administrative service fees - R-3 ................................................................ 9 36 44
Administrative service fees - R-4 ................................................................ 2 6 7
Administrative service fees - R-5 ................................................................ 1 7 6
Registration fees - Class A ....................................................................... N/A 8 N/A
Registration fees - Class J ........................................................................ N/A 11 N/A
Registration fees - Institutional .................................................................. 12 33 25
Service fees - R-1 ................................................................................ 3 19 10
Service fees - R-3 ................................................................................ 33 129 156
Service fees - R-4 ................................................................................ 15 53 59
Service fees - R-5 ................................................................................ 30 174 142
Shareholder reports - Class A .................................................................... N/A 1 N/A
Shareholder reports - Class J ..................................................................... N/A 4 N/A
Transfer agent fees - Class A ..................................................................... N/A 42 N/A
Transfer agent fees - Class J ..................................................................... N/A 153 N/A
Transfer agent fees - Institutional ................................................................ 3 19 8
Chief compliance officer expenses ............................................................... – 2 1
Directors' expenses ............................................................................... 4 33 17
Professional fees ................................................................................. 8 9 9
Other expenses ................................................................................... 2 21 10
Total Gross Expenses 169 1,732 698
Less: Reimbursement from Distributor - Class J ................................................ N/A 86 N/A
Total Net Expenses 169 1,646 698
Net Investment Income (Loss) 7,381 76,683 41,529
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 4,615 84,937 20,009
Capital gain distributions received from affiliated Funds ........................................ 10,164 114,986 67,512
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (55,999) (631,862) (326,781)
Net Realized and Unrealized Gain (Loss) on investments (41,220) (431,939) (239,260)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (33,839) $ (355,256) $ (197,731)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 146,241 $ 44,559 $ 128,290
Total Income 146,241 44,559 128,290
Expenses:
Distribution f ees - Class A ....................................................................... 198 N/A 150
Distribution f ees - Class J ........................................................................ 975 N/A 668
Distribution f ees - R-1 ........................................................................... 36 14 26
Distribution f ees - R-3 ........................................................................... 204 131 151
Distribution f ees - R-4 ........................................................................... 33 20 24
Administrative service fees - R-1 ................................................................ 28 11 21
Administrative service fees - R-3 ................................................................ 57 37 42
Administrative service fees - R-4 ................................................................ 10 6 7
Administrative service fees - R-5 ................................................................ 11 5 9
Registration fees - Class A ....................................................................... 10 N/A 9
Registration fees - Class J ........................................................................ 12 N/A 10
Registration fees - Institutional .................................................................. 42 23 41
Service fees - R-1 ................................................................................ 25 10 18
Service fees - R-3 ................................................................................ 204 131 151
Service fees - R-4 ................................................................................ 83 51 61
Service fees - R-5 ................................................................................ 279 133 221
Shareholder reports - Class A .................................................................... 2 N/A 2
Shareholder reports - Class J ..................................................................... 6 N/A 3
Transfer agent fees - Class A ..................................................................... 73 N/A 60
Transfer agent fees - Class J ..................................................................... 248 N/A 198
Transfer agent fees - Institutional ................................................................ 39 11 38
Chief compliance officer expenses ............................................................... 4 1 3
Directors' expenses ............................................................................... 56 16 43
Professional fees ................................................................................. 10 8 9
Other expenses ................................................................................... 32 7 24
Total Gross Expenses 2,677 615 1,989
Less: Reimbursement from Distributor - Class J ................................................ 130 N/A 89
Total Net Expenses 2,547 615 1,900
Net Investment Income (Loss) 143,694 43,944 126,390
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 132,991 2,150 6,593
Capital gain distributions received from affiliated Funds ........................................ 265,040 89,209 276,286
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (1,302,047) (362,118) (1,044,486)
Net Realized and Unrealized Gain (Loss) on investments (904,016) (270,759) (761,607)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (760,322) $ (226,815) $ (635,217)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 38,022 $ 87,666 $ 22,312
Total Income 38,022 87,666 22,312
Expenses:
Distribution f ees - Class A ....................................................................... N/A 126 N/A
Distribution f ees - Class J ........................................................................ N/A 219 N/A
Distribution f ees - R-1 ........................................................................... 8 22 6
Distribution f ees - R-3 ........................................................................... 103 112 57
Distribution f ees - R-4 ........................................................................... 14 20 8
Administrative service fees - R-1 ................................................................ 7 17 5
Administrative service fees - R-3 ................................................................ 29 31 16
Administrative service fees - R-4 ................................................................ 4 6 2
Administrative service fees - R-5 ................................................................ 4 6 2
Registration fees - Class A ....................................................................... N/A 9 N/A
Registration fees - Class J ........................................................................ N/A 9 N/A
Registration fees - Institutional .................................................................. 22 32 18
Service fees - R-1 ................................................................................ 6 15 4
Service fees - R-3 ................................................................................ 103 112 57
Service fees - R-4 ................................................................................ 35 50 19
Service fees - R-5 ................................................................................ 106 148 59
Shareholder reports - Class A .................................................................... N/A 2 N/A
Shareholder reports - Class J ..................................................................... N/A 1 N/A
Transfer agent fees - Class A ..................................................................... N/A 69 N/A
Transfer agent fees - Class J ..................................................................... N/A 100 N/A
Transfer agent fees - Institutional ................................................................ 9 31 9
Chief compliance officer expenses ............................................................... 1 2 1
Directors' expenses ............................................................................... 13 28 8
Professional fees ................................................................................. 8 9 8
Other expenses ................................................................................... 5 15 3
Total Gross Expenses 477 1,191 282
Less: Reimbursement from Manager - Class A .................................................. N/A 17 N/A
Less: Reimbursement from Distributor - Class J ................................................ N/A 29 N/A
Total Net Expenses 477 1,145 282
Net Investment Income (Loss) 37,545 86,521 22,030
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 1,251 2,734 843
Capital gain distributions received from affiliated Funds ........................................ 86,032 203,613 51,759
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (313,321) (722,887) (186,501)
Net Realized and Unrealized Gain (Loss) on investments (226,038) (516,540) (133,899)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (188,493) $ (430,019) $ (111,869)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 20,326 $ 2,526 $ 3,157
Total Income 20,326 2,526 3,157
Expenses:
Distribution f ees - Class J ........................................................................ 14 N/A 51
Distribution f ees - R-1 ........................................................................... 4 – N/A
Distribution f ees - R-3 ........................................................................... 27 6 N/A
Distribution f ees - R-4 ........................................................................... 3 1 N/A
Administrative service fees - R-1 ................................................................ 3 – N/A
Administrative service fees - R-3 ................................................................ 7 2 N/A
Administrative service fees - R-4 ................................................................ 1 – N/A
Administrative service fees - R-5 ................................................................ 2 – N/A
Registration fees - Class J ........................................................................ 8 N/A 11
Registration fees - Institutional .................................................................. 19 11 8
Registration fees - R-6 ........................................................................... N/A N/A 9
Service fees - R-1 ................................................................................ 3 – N/A
Service fees - R-3 ................................................................................ 26 6 N/A
Service fees - R-4 ................................................................................ 8 1 N/A
Service fees - R-5 ................................................................................ 36 5 N/A
Transfer agent fees - Class J ..................................................................... 16 N/A 11
Transfer agent fees - Institutional ................................................................ 9 1 3
Directors' expenses ............................................................................... 8 2 2
Professional fees ................................................................................. 8 8 8
Other expenses ................................................................................... 3 1 2
Total Gross Expenses 205 44 105
Less: Reimbursement from Manager - Class J ................................................... 1 N/A –
Less: Reimbursement from Manager - Institutional ............................................. – – 8
Less: Reimbursement from Manager - R-6 ...................................................... N/A N/A 8
Less: Reimbursement from Distributor - Class J ................................................ 2 N/A 7
Total Net Expenses 202 44 82
Net Investment Income (Loss) 20,124 2,482 3,075
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 726 5 461
Capital gain distributions received from affiliated Funds ........................................ 47,306 5,796 5,490
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (169,858) (21,397) (22,564)
Net Realized and Unrealized Gain (Loss) on investments (121,826) (15,596) (16,613)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (101,702) $ (13,114) $ (13,538)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 10,858 $ 11,810 $ 12,455
Total Income 10,858 11,810 12,455
Expenses:
Distribution f ees - Class J ........................................................................ 150 175 144
Registration fees - Class J ........................................................................ 16 19 18
Registration fees - Institutional .................................................................. 11 14 15
Registration fees - R-6 ........................................................................... 9 9 11
Shareholder reports - Class J ..................................................................... 1 1 1
Shareholder reports - Institutional ............................................................... – – 1
Transfer agent fees - Class J ..................................................................... 24 32 31
Transfer agent fees - Institutional ................................................................ 12 13 19
Directors' expenses ............................................................................... 5 6 6
Professional fees ................................................................................. 8 8 8
Other expenses ................................................................................... 3 3 3
Total Gross Expenses 239 280 257
Less: Reimbursement from Manager - Institutional ............................................. 12 12 16
Less: Reimbursement from Distributor - Class J ................................................ 20 23 19
Total Net Expenses 207 245 222
Net Investment Income (Loss) 10,651 11,565 12,233
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 2,163 466 3,233
Capital gain distributions received from affiliated Funds ........................................ 21,314 26,140 31,456
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (79,307) (90,031) (107,129)
Net Realized and Unrealized Gain (Loss) on investments (55,830) (63,425) (72,440)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (45,179) $ (51,860) $ (60,207)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 9,698 $ 9,227 $ 6,078
Total Income 9,698 9,227 6,078
Expenses:
Distribution f ees - Class J ........................................................................ 115 95 57
Registration fees - Class J ........................................................................ 18 16 12
Registration fees - Institutional .................................................................. 12 11 11
Registration fees - R-6 ........................................................................... 9 10 10
Shareholder reports - R-6 ........................................................................ – 1 –
Transfer agent fees - Class J ..................................................................... 27 26 21
Transfer agent fees - Institutional ................................................................ 14 13 10
Directors' expenses ............................................................................... 5 4 3
Professional fees ................................................................................. 8 8 8
Other expenses ................................................................................... 3 3 3
Total Gross Expenses 211 187 135
Less: Reimbursement from Manager - Institutional ............................................. 9 10 10
Less: Reimbursement from Manager - R-6 ...................................................... – – 4
Less: Reimbursement from Distributor - Class J ................................................ 15 13 8
Total Net Expenses 187 164 113
Net Investment Income (Loss) 9,511 9,063 5,965
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 101 80 (293)
Capital gain distributions received from affiliated Funds ........................................ 27,762 29,452 21,118
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (84,836) (84,946) (58,067)
Net Realized and Unrealized Gain (Loss) on investments (56,973) (55,414) (37,242)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (47,462) $ (46,351) $ (31,277)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 5,034 $ 2,457 $ 970
Total Income 5,034 2,457 970
Expenses:
Distribution f ees - Class J ........................................................................ 46 20 8
Registration fees - Class J ........................................................................ 11 9 8
Registration fees - Institutional .................................................................. 10 9 8
Registration fees - R-6 ........................................................................... 9 8 8
Shareholder reports - Institutional ............................................................... – – 1
Transfer agent fees - Class J ..................................................................... 22 17 12
Transfer agent fees - Institutional ................................................................ 8 5 3
Directors' expenses ............................................................................... 3 2 1
Professional fees ................................................................................. 8 8 8
Other expenses ................................................................................... 2 2 2
Total Gross Expenses 119 80 59
Less: Reimbursement from Manager - Class J ................................................... – 6 14
Less: Reimbursement from Manager - Institutional ............................................. 10 11 11
Less: Reimbursement from Manager - R-6 ...................................................... 5 9 12
Less: Reimbursement from Distributor - Class J ................................................ 6 3 1
Total Net Expenses 98 51 21
Net Investment Income (Loss) 4,936 2,406 949
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... (507) (103) (6)
Capital gain distributions received from affiliated Funds ........................................ 18,136 8,869 3,482
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (48,687) (24,062) (9,627)
Net Realized and Unrealized Gain (Loss) on investments (31,058) (15,296) (6,151)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (26,122) $ (12,890) $ (5,202)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income
Fund
Principal LifeTime
Strategic Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 264 $ 1,900 $ 8,862
Total Income 264 1,900 8,862
Expenses:
Distribution f ees - Class A ....................................................................... N/A N/A 24
Distribution f ees - Class J ........................................................................ 4 27 53
Distribution f ees - R-1 ........................................................................... N/A N/A 3
Distribution f ees - R-3 ........................................................................... N/A N/A 12
Distribution f ees - R-4 ........................................................................... N/A N/A 2
Administrative service fees - R-1 ................................................................ N/A N/A 3
Administrative service fees - R-3 ................................................................ N/A N/A 4
Administrative service fees - R-4 ................................................................ N/A N/A 1
Administrative service fees - R-5 ................................................................ N/A N/A 1
Registration fees - Class A ....................................................................... N/A N/A 10
Registration fees - Class J ........................................................................ 8 10 8
Registration fees - Institutional .................................................................. 8 10 13
Registration fees - R-6 ........................................................................... 8 9 N/A
Service fees - R-1 ................................................................................ N/A N/A 2
Service fees - R-3 ................................................................................ N/A N/A 12
Service fees - R-4 ................................................................................ N/A N/A 6
Service fees - R-5 ................................................................................ N/A N/A 16
Shareholder reports - Class J ..................................................................... – – 1
Transfer agent fees - Class A ..................................................................... N/A N/A 12
Transfer agent fees - Class J ..................................................................... 7 9 20
Transfer agent fees - Institutional ................................................................ 1 2 6
Directors' expenses ............................................................................... 1 2 5
Professional fees ................................................................................. 9 8 8
Other expenses ................................................................................... 1 1 4
Total Gross Expenses 47 78 226
Less: Reimbursement from Manager - Class A .................................................. N/A N/A 11
Less: Reimbursement from Manager - Class J ................................................... 15 – –
Less: Reimbursement from Manager - Institutional ............................................. 10 10 –
Less: Reimbursement from Manager - R-6 ...................................................... 12 10 N/A
Less: Reimbursement from Distributor - Class J ................................................ – 3 7
Total Net Expenses 10 55 208
Net Investment Income (Loss) 254 1,845 8,654
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... – 7 (195)
Capital gain distributions received from affiliated Funds ........................................ 934 3,044 11,164
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (2,633) (12,702) (60,104)
Net Realized and Unrealized Gain (Loss) on investments (1,699) (9,651) (49,135)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,445) $ (7,806) $ (40,481)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Real Estate
Securities Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 19 $ 80,740 $ 30,196
Dividends ......................................................................................... 67,319 – –
Interest ............................................................................................ 15 – –
Total Income 67,353 80,740 30,196
Expenses:
Management and investment advisory fees ...................................................... 27,806 6,502 2,534
Distribution f ees - Class A ....................................................................... 440 2,990 777
Distribution f ees - Class C ....................................................................... 203 1,283 531
Distribution f ees - Class J ........................................................................ 138 976 649
Distribution f ees - R-1 ........................................................................... 5 4 3
Distribution f ees - R-3 ........................................................................... 56 30 13
Distribution f ees - R-4 ........................................................................... 15 5 6
Administrative service fees - R-1 ................................................................ 4 4 3
Administrative service fees - R-3 ................................................................ 16 9 4
Administrative service fees - R-4 ................................................................ 5 2 2
Administrative service fees - R-5 ................................................................ 5 2 1
Registration fees - Class A ....................................................................... 12 18 14
Registration fees - Class C ....................................................................... 7 10 8
Registration fees - Class J ........................................................................ 9 20 20
Registration fees - Institutional .................................................................. 42 12 11
Registration fees - R-6 ........................................................................... 18 N/A N/A
Service fees - R-1 ................................................................................ 4 3 2
Service fees - R-3 ................................................................................ 56 30 13
Service fees - R-4 ................................................................................ 38 13 14
Service fees - R-5 ................................................................................ 137 44 25
Shareholder reports - Class A .................................................................... 6 32 7
Shareholder reports - Class C .................................................................... 2 5 2
Shareholder reports - Class J ..................................................................... 1 3 2
Shareholder reports - Institutional ............................................................... 107 1 1
Shareholder reports - R-6 ........................................................................ 15 N/A N/A
Transfer agent fees - Class A ..................................................................... 244 778 208
Transfer agent fees - Class C ..................................................................... 27 104 40
Transfer agent fees - Class J ..................................................................... 108 216 133
Transfer agent fees - Institutional ................................................................ 1,746 34 13
Chief compliance officer expenses ............................................................... 4 3 1
Custodian fees .................................................................................... 2 – –
Directors' expenses ............................................................................... 61 46 18
Professional fees ................................................................................. 12 10 9
Other expenses ................................................................................... 28 26 11
Total Gross Expenses 31,379 13,215 5,075
Less: Reimbursement from Manager - Institutional ............................................. 405 – –
Less: Reimbursement from Distributor - Class J ................................................ 18 130 86
Total Net Expenses 30,956 13,085 4,989
Net Investment Income (Loss) 36,397 67,655 25,207
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .......................................................................... 87,623 – –
Investment transactions in affiliated Funds ...................................................... – 155,293 41,309
Capital gain distributions received from affiliated Funds ........................................ – 141,645 36,731
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (303,772) – –
Investments in affiliated Funds ................................................................... – (911,242) (298,290)
Net Realized and Unrealized Gain (Loss) on investments (216,149) (614,304) (220,250)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (179,752) $ (546,649) $ (195,043)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
SAM Strategic
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 56,016 $ 49,245 $ 39,510
Total Income 56,016 49,245 39,510
Expenses:
Management and investment advisory fees ...................................................... 4,485 3,977 2,928
Distribution f ees - Class A ....................................................................... 2,329 1,565 1,642
Distribution f ees - Class C ....................................................................... 865 956 530
Distribution f ees - Class J ........................................................................ 564 964 295
Distribution f ees - R-1 ........................................................................... 3 4 1
Distribution f ees - R-3 ........................................................................... 18 5 11
Distribution f ees - R-4 ........................................................................... 3 2 2
Administrative service fees - R-1 ................................................................ 3 3 1
Administrative service fees - R-3 ................................................................ 5 1 3
Administrative service fees - R-4 ................................................................ 1 1 –
Administrative service fees - R-5 ................................................................ 2 – 1
Registration fees - Class A ....................................................................... 12 37 11
Registration fees - Class C ....................................................................... 8 11 7
Registration fees - Class J ........................................................................ 18 23 13
Registration fees - Institutional .................................................................. 12 10 12
Service fees - R-1 ................................................................................ 2 3 –
Service fees - R-3 ................................................................................ 18 5 11
Service fees - R-4 ................................................................................ 8 6 4
Service fees - R-5 ................................................................................ 37 11 27
Shareholder reports - Class A .................................................................... 24 11 19
Shareholder reports - Class C .................................................................... 3 3 2
Shareholder reports - Class J ..................................................................... 1 3 1
Shareholder reports - Institutional ............................................................... 1 1 1
Transfer agent fees - Class A ..................................................................... 613 379 470
Transfer agent fees - Class C ..................................................................... 69 75 53
Transfer agent fees - Class J ..................................................................... 134 174 94
Transfer agent fees - Institutional ................................................................ 23 26 17
Chief compliance officer expenses ............................................................... 2 2 1
Directors' expenses ............................................................................... 31 28 21
Professional fees ................................................................................. 9 9 9
Other expenses ................................................................................... 17 16 12
Total Gross Expenses 9,320 8,311 6,199
Less: Reimbursement from Distributor - Class J ................................................ 75 128 39
Total Net Expenses 9,245 8,183 6,160
Net Investment Income (Loss) 46,771 41,062 33,350
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ...................................................... 140,452 53,431 33,114
Capital gain distributions received from affiliated Funds ........................................ 128,531 30,445 105,416
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ................................................................... (736,741) (396,552) (483,020)
Net Realized and Unrealized Gain (Loss) on investments (467,758) (312,676) (344,490)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (420,987) $ (271,614) $ (311,140)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 4 $ 4 $ 9
Dividends ......................................................................................... – 6,478 6,367
Withholding tax .................................................................................. – (39) (14)
Interest ............................................................................................ 32,611 1 3
Securities lending - net ...........................................................................
3 369 347
Total Income 32,618 6,813 6,712
Expenses:
Management and investment advisory fees ...................................................... 7,825 5,132 11,902
Distribution f ees - Class A ....................................................................... 321 385 N/A
Distribution f ees - Class C ....................................................................... 161 131 N/A
Distribution f ees - Class J ........................................................................ 109 174 65
Distribution f ees - R-1 ........................................................................... 1 4 4
Distribution f ees - R-3 ........................................................................... 13 19 21
Distribution f ees - R-4 ........................................................................... 7 22 8
Administrative service fees - R-1 ................................................................ 1 3 3
Administrative service fees - R-3 ................................................................ 4 5 6
Administrative service fees - R-4 ................................................................ 2 7 2
Administrative service fees - R-5 ................................................................ 1 3 2
Registration fees - Class A ....................................................................... 27 13 N/A
Registration fees - Class C ....................................................................... 7 8 N/A
Registration fees - Class J ........................................................................ 10 8 10
Registration fees - Institutional .................................................................. 28 26 10
Registration fees - R-6 ........................................................................... N/A 10 29
Service fees - R-1 ................................................................................ 1 3 3
Service fees - R-3 ................................................................................ 13 19 21
Service fees - R-4 ................................................................................ 16 56 20
Service fees - R-5 ................................................................................ 14 63 54
Shareholder reports - Class A .................................................................... 5 6 N/A
Shareholder reports - Class C .................................................................... 1 1 N/A
Shareholder reports - Class J ..................................................................... 1 1 –
Shareholder reports - Institutional ............................................................... 20 18 6
Shareholder reports - R-6 ........................................................................ N/A 3 7
Transfer agent fees - Class A ..................................................................... 199 192 N/A
Transfer agent fees - Class C ..................................................................... 19 22 N/A
Transfer agent fees - Class J ..................................................................... 59 114 45
Transfer agent fees - Institutional ................................................................ 619 265 129
Chief compliance officer expenses ............................................................... 3 1 2
Custodian fees .................................................................................... 6 3 35
Directors' expenses ............................................................................... 39 14 28
Professional fees ................................................................................. 18 11 12
Other expenses ................................................................................... 31 7 16
Total Gross Expenses 9,581 6,749 12,440
Less: Reimbursement from Manager ............................................................ – – 282
Less: Reimbursement from Manager - Institutional ............................................. 114 – –
Less: Reimbursement from Manager - R-6 ...................................................... N/A – 13
Less: Reimbursement from Distributor - Class J ................................................ 14 23 9
Total Net Expenses 9,453 6,726 12,136
Net Investment Income (Loss) 23,165 87 (5,424)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... (10,892) (1,398) 104,523
Futures contracts ................................................................................. 2,911 – (1,737)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (152,821) (296,082) (968,468)
Futures contracts ................................................................................. (922) – (967)
Net Realized and Unrealized Gain (Loss) on investments and futures (161,724) (297,480) (866,649)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (138,559) $ (297,393) $ (872,073)

Statements of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
SmallCap S&P 600
Index Fund
SmallCap Value
Fund II
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 1 $ 4 $ –
Dividends ......................................................................................... 9,779 11,782 130
Withholding tax .................................................................................. (7) (22) –
Interest ............................................................................................ 1 – 11,479
Securities lending - net ...........................................................................
54 67 –
Total Income 9,828 11,831 11,609
Expenses:
Management and investment advisory fees ...................................................... 1,021 6,470 1,629
Distribution f ees - Class A ....................................................................... N/A N/A 501
Distribution f ees - Class C ....................................................................... N/A N/A 168
Distribution f ees - Class J ........................................................................ 151 18 N/A
Distribution f ees - R-1 ........................................................................... 13 1 N/A
Distribution f ees - R-3 ........................................................................... 122 8 N/A
Distribution f ees - R-4 ........................................................................... 20 2 N/A
Administrative service fees - R-1 ................................................................ 11 1 N/A
Administrative service fees - R-3 ................................................................ 34 2 N/A
Administrative service fees - R-4 ................................................................ 6 1 N/A
Administrative service fees - R-5 ................................................................ 6 1 N/A
Registration fees - Class A ....................................................................... N/A N/A 19
Registration fees - Class C ....................................................................... N/A N/A 9
Registration fees - Class J ........................................................................ 9 8 N/A
Registration fees - Institutional .................................................................. 11 9 14
Registration fees - R-6 ........................................................................... 10 20 N/A
Service fees - R-1 ................................................................................ 10 1 N/A
Service fees - R-3 ................................................................................ 122 8 N/A
Service fees - R-4 ................................................................................ 50 4 N/A
Service fees - R-5 ................................................................................ 152 20 N/A
Shareholder reports - Class A .................................................................... N/A N/A 2
Shareholder reports - Class C .................................................................... N/A N/A 1
Shareholder reports - Class J ..................................................................... 1 – N/A
Shareholder reports - Institutional ............................................................... 4 15 3
Shareholder reports - R-6 ........................................................................ 1 1 N/A
Transfer agent fees - Class A ..................................................................... N/A N/A 103
Transfer agent fees - Class C ..................................................................... N/A N/A 15
Transfer agent fees - Class J ..................................................................... 90 16 N/A
Transfer agent fees - Institutional ................................................................ 83 104 138
Chief compliance officer expenses ............................................................... 1 1 –
Custodian fees .................................................................................... 7 31 2
Directors' expenses ............................................................................... 14 13 9
Interest expense and fees ......................................................................... – – 103
Professional fees ................................................................................. 11 12 21
Other expenses ................................................................................... 14 7 9
Total Gross Expenses 1,974 6,774 2,746
Less: Reimbursement from Manager ............................................................ – 139 –
Less: Reimbursement from Manager - Institutional ............................................. 25 90 58
Less: Reimbursement from Distributor - Class J ................................................ 20 2 N/A
Total Net Expenses 1,929 6,543 2,688
Net Investment Income (Loss) 7,899 5,288 8,921
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 73,739 99,750 (10,253)
Futures contracts ................................................................................. (3,068) (599) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (233,804) (173,911) (75,982)
Futures contracts ................................................................................. (1,061) (390) –
Net Realized and Unrealized Gain (Loss) on investments and futures (164,194) (75,150) (86,235)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (156,295) $ (69,862) $ (77,314)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands California Municipal Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 7,910 $ 14,882
Net realized gain (loss) on investments ................................................................................................ (6,576) 479
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(66,257) 9,893
Net Increase (Decrease) in Net Assets Resulting from Operations (64,923) 25,254
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (7,608) (15,274)
Total Dividends and Distributions (7,608) (15,274)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(71,024) 64,219
Total Increase (Decrease) in Net Assets (143,555) 74,199
Net Assets
Beginning of period ....................................................................................................................
728,299 654,100
End of period ..........................................................................................................................
$ 584,744 $ 728,299
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ..................................................................................... $ 22,858 $ 2,306 $ 39,566
Reinvested ................................................................................ 4,503 252 2,114
Redeemed .................................................................................
(80,940) (6,441) (55,242)
Net Increase (Decrease)
$ (53,579) $ (3,883) $ (13,562)
Shares:
Sold ..................................................................................... 2,140 210 3,740
Reinvested ................................................................................ 425 24 200
Redeemed .................................................................................
(7,680) (615) (5,258)
Net Increase (Decrease)
(5,115) (381) (1,318)
Year Ended October 31, 2021
Dollars:
Sold ..................................................................................... $ 97,651 $ 5,848 $ 84,741
Reinvested ................................................................................ 9,317 530 3,877
Redeemed .................................................................................
(88,501) (9,013) (40,231)
Net Increase (Decrease)
$ 18,467 $ (2,635) $ 48,387
Shares:
Sold ..................................................................................... 8,778 524 7,618
Reinvested ................................................................................ 838 48 348
Redeemed .................................................................................
(7,966) (809) (3,613)
Net Increase (Decrease)
1,650 (237) 4,353
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ......................................... $ (4,810) $ (259) $ (2,539)
Total Dividends and Distributions
$ (4,810) $ (259) $ (2,539)
Year Ended October 31, 2021
From net investment income and net realized gain on investments ......................................... $ (9,979) $ (547) $ (4,748)
Total Dividends and Distributions
$ (9,979) $ (547) $ (4,748)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 92,412 $ 170,214
Net realized gain (loss) on investments ................................................................................................ 110 (221)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,095,074) (161,824)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,002,552) 8,169
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (121,324) (232,772)
Total Dividends and Distributions (121,324) (232,772)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
723,930 1,102,989
Total Increase (Decrease) in Net Assets (399,946) 878,386
Net Assets
Beginning of period ....................................................................................................................
10,440,384 9,561,998
End of period ..........................................................................................................................
$ 10,040,438 $ 10,440,384
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ........................ $ 13,663 $ 1,187 $ 14,245 $ 117,837 $ 395 N/A $ 2,142 $ 1,373 $ 1,702 $ 1,603,778
Reinvested ................... 2,611 159 1,137 8,472 82 N/A 111 133 297 108,078
Redeemed ....................
(46,495) (6,390) (26,585) (132,143) (992) N/A (2,454) (2,490) (8,181) (927,742)
Net Increase (Decrease)
$ (30,221) $ (5,044) $ (11,203) $ (5,834) $ (515) N/A $ (201) $ (984) $ (6,182) $ 784,114
Shares:
Sold ........................ 1,421 122 1,489 12,182 40 N/A 221 142 177 168,388
Reinvested ................... 274 17 119 887 9 N/A 12 14 31 11,329
Redeemed ....................
(4,816) (660) (2,801) (13,785) (103) N/A (263) (257) (851) (95,174)
Net Increase (Decrease)
(3,121) (521) (1,193) (716) (54) N/A (30) (101) (643) 84,543
Year Ended October 31, 2021
(a)
Dollars:
Sold ........................ $ 73,421 $ 7,649 $ 31,168 $ 339,416 $ 936 $ 87 $ 7,417 $ 8,924 $ 9,100 $ 2,096,264
Reinvested ................... 5,922 448 2,502 15,502 171 5 297 195 715 206,327
Redeemed ....................
(115,724) (29,531) (48,281) (242,323) (2,481) (1,794) (14,970) (7,400) (15,330) (1,225,643)
Net Increase (Decrease)
$ (36,381) $ (21,434) $ (14,611) $ 112,595 $ (1,374) $ (1,702) $ (7,256) $ 1,719 $ (5,515) $ 1,076,948
Shares:
Sold ........................ 7,261 750 3,070 33,494 91 8 735 885 897 206,822
Reinvested ................... 588 44 248 1,536 17 1 29 19 71 20,464
Redeemed ....................
(11,525) (2,924) (4,789) (23,977) (245) (178) (1,481) (728) (1,512) (121,532)
Net Increase (Decrease)
(3,676) (2,130) (1,471) 11,053 (137) (169) (717) 176 (544) 105,754
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ....... $ (2,694) $ (162) $ (1,156) $ (8,609) $ (82) N/A $ (113) $ (133) $ (297) $ (108,078)
Total Dividends and Distributions
$ (2,694) $ (162) $ (1,156) $ (8,609) $ (82) N/A $ (113) $ (133) $ (297) $ (108,078)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ....... $ (6,128) $ (457) $ (2,535) $ (15,902) $ (171) $ (8) $ (301) $ (195) $ (715) $ (206,360)
Total Dividends and Distributions
$ (6,128) $ (457) $ (2,535) $ (15,902) $ (171) $ (8) $ (301) $ (195) $ (715) $ (206,360)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 6,317 $ 11,922
Net realized gain (loss) on investments , futures and swap agreements ................................................................ (12,487) 10,386
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .................................
(64,192) (13,175)
Net Increase (Decrease) in Net Assets Resulting from Operations (70,362) 9,133
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (15,307) (44,110)
Total Dividends and Distributions (15,307) (44,110)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
18,552 84,178
Total Increase (Decrease) in Net Assets (67,117) 49,201
Net Assets
Beginning of period ....................................................................................................................
710,908 661,707
End of period ..........................................................................................................................
$ 643,791 $ 710,908
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 3,887 $ 4,438 $ 71,320 $ 327 N/A $ 1,372 $ 588 $ 3,241
Reinvested ........................... 1,855 2,861 9,049 69 N/A 391 140 882
Redeemed ............................
(9,218) (12,927) (41,545) (269) N/A (4,364) (1,004) (12,541)
Net Increase (Decrease)
$ (3,476) $ (5,628) $ 38,824 $ 127 N/A $ (2,601) $ (276) $ (8,418)
Shares:
Sold ................................ 370 419 6,835 30 N/A 130 55 309
Reinvested ........................... 174 266 852 6 N/A 37 13 83
Redeemed ............................
(876) (1,233) (3,994) (26) N/A (417) (94) (1,186)
Net Increase (Decrease)
(332) (548) 3,693 10 N/A (250) (26) (794)
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 13,064 $ 12,617 $ 137,175 $ 712 $ 80 $ 8,460 $ 2,893 $ 10,450
Reinvested ........................... 6,237 9,575 22,776 221 243 1,237 505 3,141
Redeemed ............................
(20,333) (27,428) (62,519) (1,258) (4,922) (8,694) (4,466) (15,588)
Net Increase (Decrease)
$ (1,032) $ (5,236) $ 97,432 $ (325) $ (4,599) $ 1,003 $ (1,068) $ (1,997)
Shares:
Sold ................................ 1,166 1,116 12,287 64 7 769 257 943
Reinvested ........................... 558 849 2,040 20 22 111 44 283
Redeemed ............................
(1,832) (2,442) (5,609) (111) (452) (786) (396) (1,409)
Net Increase (Decrease)
(108) (477) 8,718 (27) (423) 94 (95) (183)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (1,895) $ (2,878) $ (9,052) $ (69) N/A $ (391) $ (140) $ (882)
Total Dividends and Distributions
$ (1,895) $ (2,878) $ (9,052) $ (69) N/A $ (391) $ (140) $ (882)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (6,364) $ (9,616) $ (22,783) $ (221) $ (243) $ (1,237) $ (505) $ (3,141)
Total Dividends and Distributions
$ (6,364) $ (9,616) $ (22,783) $ (221) $ (243) $ (1,237) $ (505) $ (3,141)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Fund
(a)
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 82,538 $ 200,798
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................... (12,513) 272,207
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ............
(327,794) 216,810
Net Increase (Decrease) in Net Assets Resulting from Operations (257,769) 689,815
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (102,906) (206,008)
Total Dividends and Distributions (102,906) (206,008)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(233,866) (883,986)
Total Increase (Decrease) in Net Assets (594,541) (400,179)
Net Assets
Beginning of period ....................................................................................................................
4,494,503 4,894,682
End of period ..........................................................................................................................
$ 3,899,962 $ 4,494,503
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold .......................................................................... $ 82,692 $ 9,597 $ 202,448 $ 9,087
Reinvested ..................................................................... 28,713 7,923 50,775 2,046
Redeemed ......................................................................
(162,568) (87,251) (318,680) (58,648)
Net Increase (Decrease)
$ (51,163) $ (69,731) $ (65,457) $ (47,515)
Shares:
Sold .......................................................................... 6,144 712 15,127 682
Reinvested ..................................................................... 2,139 593 3,804 152
Redeemed ......................................................................
(12,070) (6,533) (23,942) (4,519)
Net Increase (Decrease)
(3,787) (5,228) (5,011) (3,685)
Year Ended October 31, 2021
Dollars:
Sold .......................................................................... $ 398,884 $ 22,576 $ 428,495 $ 62,403
Reinvested ..................................................................... 51,465 21,459 100,787 5,201
Redeemed ......................................................................
(349,124) (482,622) (1,031,201) (112,309)
Net Increase (Decrease)
$ 101,225 $ (438,587) $ (501,919) $ (44,705)
Shares:
Sold .......................................................................... 29,031 1,656 31,566 4,594
Reinvested ..................................................................... 3,759 1,587 7,415 384
Redeemed ......................................................................
(25,596) (35,493) (76,320) (8,319)
Net Increase (Decrease)
7,194 (32,250) (37,339) (3,341)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .............................. $ (32,975) $ (8,281) $ (59,538) $ (2,112)
Total Dividends and Distributions
$ (32,975) $ (8,281) $ (59,538) $ (2,112)
Year Ended October 31, 2021
From net investment income and net realized gain on investments .............................. $ (59,957) $ (22,349) $ (118,462) $ (5,240)
Total Dividends and Distributions
$ (59,957) $ (22,349) $ (118,462) $ (5,240)
(a)
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified International Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 48,432 $ 134,963
Net realized gain (loss) on investments and foreign currencies ....................................................................... 25,190 3,756,831
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(950,110) (716,757)
Net Increase (Decrease) in Net Assets Resulting from Operations (876,488) 3,175,037
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (738,695) (149,185)
Total Dividends and Distributions (738,695) (149,185)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
511,507 (8,643,701)
Total Increase (Decrease) in Net Assets (1,103,676) (5,617,849)
Net Assets
Beginning of period ....................................................................................................................
5,574,632 11,192,481
End of period ..........................................................................................................................
$ 4,470,956 $ 5,574,632
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ......................... $ 12,805 $ 448 $ 4,199 $ 61,348 $ 174 N/A $ 1,310 $ 549 $ 2,349 $ 715,396
Reinvested .................... 28,899 1,043 21,829 70,174 360 N/A 1,636 1,131 4,978 602,172
Redeemed .....................
(16,719) (1,281) (9,835) (81,043) (361) N/A (2,304) (2,177) (11,009) (894,564)
Net Increase (Decrease)
$ 24,985 $ 210 $ 16,193 $ 50,479 $ 173 N/A $ 642 $ (497) $ (3,682) $ 423,004
Shares:
Sold ......................... 894 30 300 4,386 13 N/A 94 38 164 47,613
Reinvested .................... 2,008 73 1,538 4,904 25 N/A 114 78 342 42,042
Redeemed .....................
(1,185) (92) (704) (6,015) (27) N/A (164) (142) (764) (69,294)
Net Increase (Decrease)
1,717 11 1,134 3,275 11 N/A 44 (26) (258) 20,361
Year Ended October 31, 2021
(a)
Dollars:
Sold ......................... $ 29,691 $ 1,898 $ 12,938 $ 131,983 $ 420 $ 87 $ 5,018 $ 3,236 $ 8,719 $ 860,813
Reinvested .................... 1,677 1 1,473 5,027 13 9 85 92 348 140,041
Redeemed .....................
(32,663) (4,222) (19,618) (93,960) (1,082) (2,567) (5,014) (6,231) (8,678) (9,673,235)
Net Increase (Decrease)
$ (1,295) $ (2,323) $ (5,207) $ 43,050 $ (649) $ (2,471) $ 89 $ (2,903) $ 389 $ (8,672,381)
Shares:
Sold ......................... 1,887 121 834 8,429 27 6 321 204 551 55,183
Reinvested .................... 112 – 99 337 1 – 6 6 23 9,399
Redeemed .....................
(2,080) (266) (1,270) (6,059) (69) (166) (321) (392) (547) (605,880)
Net Increase (Decrease)
(81) (145) (337) 2,707 (41) (160) 6 (182) 27 (541,298)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ........ $ (32,109) $ (1,053) $ (21,850) $ (70,295) $ (360) N/A $ (1,649) $ (1,131) $ (4,978) $ (605,270)
Total Dividends and Distributions
$ (32,109) $ (1,053) $ (21,850) $ (70,295) $ (360) N/A $ (1,649) $ (1,131) $ (4,978) $ (605,270)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ........ $ (1,884) $ (1) $ (1,473) $ (5,037) $ (13) $ (9) $ (85) $ (92) $ (348) $ (140,243)
Total Dividends and Distributions
$ (1,884) $ (1) $ (1,473) $ (5,037) $ (13) $ (9) $ (85) $ (92) $ (348) $ (140,243)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 101,518 $ 163,181
Net realized gain (loss) on investments ................................................................................................ 224,297 514,548
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,016,176) 2,360,286
Net Increase (Decrease) in Net Assets Resulting from Operations (690,361) 3,038,015
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (497,709) (155,255)
Total Dividends and Distributions (497,709) (155,255)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
167,472 213,718
Total Increase (Decrease) in Net Assets (1,020,598) 3,096,478
Net Assets
Beginning of period ....................................................................................................................
10,887,468 7,790,990
End of period ..........................................................................................................................
$ 9,866,870 $ 10,887,468
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 56,597 $ 9,791 $ 9,372 $ 684,557 $ 298 N/A $ 4,685 $ 5,568 $ 10,322
Reinvested ................. 60,995 4,939 3,911 407,717 125 N/A 1,456 1,365 8,074
Redeemed ..................
(119,481) (15,427) (7,625) (931,649) (595) N/A (4,526) (5,438) (17,559)
Net Increase (Decrease)
$ (1,889) $ (697) $ 5,658 $ 160,625 $ (172) N/A $ 1,615 $ 1,495 $ 837
Shares:
Sold ...................... 1,417 253 234 17,087 7 N/A 118 137 258
Reinvested ................. 1,514 127 97 10,104 3 N/A 36 34 200
Redeemed ..................
(2,992) (399) (191) (23,171) (15) N/A (113) (132) (437)
Net Increase (Decrease)
(61) (19) 140 4,020 (5) N/A 41 39 21
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 158,296 $ 28,269 $ 15,621 $ 2,632,953 $ 882 $ 65 $ 10,233 $ 14,239 $ 19,338
Reinvested ................. 15,828 680 1,032 132,073 23 6 318 368 2,218
Redeemed ..................
(174,610) (63,508) (13,040) (2,516,094) (1,219) (3,130) (9,272) (19,688) (18,163)
Net Increase (Decrease)
$ (486) $ (34,559) $ 3,613 $ 248,932 $ (314) $ (3,059) $ 1,279 $ (5,081) $ 3,393
Shares:
Sold ...................... 4,150 762 405 70,472 22 2 268 362 514
Reinvested ................. 418 19 27 3,483 1 – 8 10 58
Redeemed ..................
(4,588) (1,703) (342) (65,587) (31) (85) (249) (523) (478)
Net Increase (Decrease)
(20) (922) 90 8,368 (8) (83) 27 (151) 94
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (63,092) $ (5,250) $ (3,924) $ (414,404) $ (125) N/A $ (1,475) $ (1,365) $ (8,074)
Total Dividends and Distributions
$ (63,092) $ (5,250) $ (3,924) $ (414,404) $ (125) N/A $ (1,475) $ (1,365) $ (8,074)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (16,435) $ (715) $ (1,035) $ (134,137) $ (23) $ (6) $ (318) $ (368) $ (2,218)
Total Dividends and Distributions
$ (16,435) $ (715) $ (1,035) $ (134,137) $ (23) $ (6) $ (318) $ (368) $ (2,218)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 16,155 $ 20,993
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................... (9,086) (8,966)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ............
(56,458) (5,802)
Net Increase (Decrease) in Net Assets Resulting from Operations (49,389) 6,225
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (14,108) (16,197)
From tax return of capital ..............................................................................................................
– (2,472)
Total Dividends and Distributions (14,108) (18,669)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(32,044) 559,650
Total Increase (Decrease) in Net Assets (95,541) 547,206
Net Assets
Beginning of period ....................................................................................................................
777,154 229,948
End of period ..........................................................................................................................
$ 681,613 $ 777,154
Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2022
(a)
Dollars:
Sold ............................................................................................... $ 547 $ 141,363
Reinvested .......................................................................................... 68 13,954
Redeemed ...........................................................................................
(7,263) (180,713)
Net Increase (Decrease)
$ (6,648) $ (25,396)
Shares:
Sold ............................................................................................... 55 14,341
Reinvested .......................................................................................... 7 1,415
Redeemed ...........................................................................................
(741) (18,256)
Net Increase (Decrease)
(679) (2,500)
Year Ended October 31, 2021
Dollars:
Sold ............................................................................................... $ 5,763 $ 669,924
Reinvested .......................................................................................... 191 18,467
Redeemed ...........................................................................................
(2,306) (132,389)
Net Increase (Decrease)
$ 3,648 $ 556,002
Shares:
Sold ............................................................................................... 544 63,607
Reinvested .......................................................................................... 18 1,748
Redeemed ...........................................................................................
(220) (12,565)
Net Increase (Decrease)
342 52,790
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ................................................... $ (68) $ (14,040)
Total Dividends and Distributions
$ (68) $ (14,040)
Year Ended October 31, 2021
From net investment income and net realized gain on investments ................................................... $ (170) $ (16,027)
From tax return of capital ................................................................................ (22) (2,450)
Total Dividends and Distributions
$ (192) $ (18,477)
(a)
Class A shares discontinued operations on February 25, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
(a)
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 638 $ 2,324
Net realized gain (loss) on investments and foreign currencies ....................................................................... (6,986) 27,384
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(45,069) 17,803
Net Increase (Decrease) in Net Assets Resulting from Operations (51,417) 47,511
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (20,006) (724)
Total Dividends and Distributions (20,006) (724)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
24,046 (11,505)
Total Increase (Decrease) in Net Assets (47,377) 35,282
Net Assets
Beginning of period ....................................................................................................................
294,906 259,624
End of period ..........................................................................................................................
$ 247,529 $ 294,906
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ......................... $ 4,027 $ 222 $ 2,714 $ 21,321 $ 123 N/A $ 540 $ 412 $ 878 $ 731
Reinvested .................... 5,938 341 6,915 5,242 104 N/A 409 234 496 289
Redeemed .....................
(6,554) (956) (6,832) (8,450) (121) N/A (1,234) (255) (1,708) (780)
Net Increase (Decrease)
$ 3,411 $ (393) $ 2,797 $ 18,113 $ 106 N/A $ (285) $ 391 $ (334) $ 240
Shares:
Sold ......................... 142 8 99 797 4 N/A 20 16 32 27
Reinvested .................... 208 13 253 186 4 N/A 15 8 18 10
Redeemed .....................
(231) (36) (251) (302) (4) N/A (46) (9) (58) (29)
Net Increase (Decrease)
119 (15) 101 681 4 N/A (11) 15 (8) 8
Year Ended October 31, 2021
(b)
Dollars:
Sold ......................... $ 16,363 $ 1,314 $ 13,581 $ 21,900 $ 290 $ 299 $ 3,297 $ 908 $ 2,080 $ 3,569
Reinvested .................... 107 – 287 281 – – – 5 25 18
Redeemed .....................
(15,672) (3,843) (19,287) (22,775) (305) (2,262) (3,605) (1,082) (4,053) (2,945)
Net Increase (Decrease)
$ 798 $ (2,529) $ (5,419) $ (594) $ (15) $ (1,963) $ (308) $ (169) $ (1,948) $ 642
Shares:
Sold ......................... 495 43 428 677 9 10 100 27 64 108
Reinvested .................... 3 – 10 9 – – – – 1 1
Redeemed .....................
(476) (124) (619) (707) (10) (70) (112) (33) (124) (94)
Net Increase (Decrease)
22 (81) (181) (21) (1) (60) (12) (6) (59) 15
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ........ $ (5,967) $ (341) $ (6,921) $ (5,245) $ (104) N/A $ (409) $ (234) $ (496) $ (289)
Total Dividends and Distributions
$ (5,967) $ (341) $ (6,921) $ (5,245) $ (104) N/A $ (409) $ (234) $ (496) $ (289)
Year Ended October 31, 2021
(b)
From net investment income and net
realized gain on investments ........ $ (108) – $ (287) $ (281) – – – $ (5) $ (25) $ (18)
Total Dividends and Distributions
$ (108) – $ (287) $ (281) – – – $ (5) $ (25) $ (18)
(a)
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 22,277 $ 55,778
Net realized gain (loss) on investments and foreign currencies ....................................................................... 95,092 95,393
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(347,659) 908,081
Net Increase (Decrease) in Net Assets Resulting from Operations (230,290) 1,059,252
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (85,238) (25,224)
Total Dividends and Distributions (85,238) (25,224)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(838,584) 350,574
Total Increase (Decrease) in Net Assets (1,154,112) 1,384,602
Net Assets
Beginning of period ....................................................................................................................
4,117,624 2,733,022
End of period ..........................................................................................................................
$ 2,963,512 $ 4,117,624
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ........................................... $ 11,141 $ 1,468 $ 251,325 $ 584 $ 42 $ 7,669 $ 91,954
Reinvested ...................................... 2,186 353 45,948 12 19 34 31,861
Redeemed .......................................
(21,529) (3,922) (600,182) (328) (65) (478) (656,676)
Net Increase (Decrease)
$ (8,202) $ (2,101) $ (302,909) $ 268 $ (4) $ 7,225 $ (532,861)
Shares:
Sold ........................................... 1,065 145 22,311 51 3 683 8,192
Reinvested ...................................... 202 34 3,906 1 2 3 2,706
Redeemed .......................................
(2,076) (398) (51,857) (30) (6) (44) (56,682)
Net Increase (Decrease)
(809) (219) (25,640) 22 (1) 642 (45,784)
Year Ended October 31, 2021
Dollars:
Sold ........................................... $ 31,259 $ 3,824 $ 713,308 $ 229 $ 109 $ 123 $ 310,790
Reinvested ...................................... 607 130 13,488 3 5 2 9,355
Redeemed .......................................
(31,953) (9,402) (526,746) (200) (53) (47) (164,257)
Net Increase (Decrease)
$ (87) $ (5,448) $ 200,050 $ 32 $ 61 $ 78 $ 155,888
Shares:
Sold ........................................... 3,191 400 68,269 21 11 11 28,987
Reinvested ...................................... 67 15 1,383 1 – – 958
Redeemed .......................................
(3,318) (1,008) (49,840) (19) (5) (4) (15,448)
Net Increase (Decrease)
(60) (593) 19,812 3 6 7 14,497
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments $ (2,597) $ (355) $ (49,984) $ (12) $ (19) $ (35) $ (32,236)
Total Dividends and Distributions
$ (2,597) $ (355) $ (49,984) $ (12) $ (19) $ (35) $ (32,236)
Year Ended October 31, 2021
From net investment income and net realized gain on investments $ (709) $ (131) $ (14,884) $ (3) $ (5) $ (2) $ (9,490)
Total Dividends and Distributions
$ (709) $ (131) $ (14,884) $ (3) $ (5) $ (2) $ (9,490)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 5,005 $ 6,355
Net realized gain (loss) on investments and futures ................................................................................... (21,563) 17,202
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(93,913) (40,129)
Net Increase (Decrease) in Net Assets Resulting from Operations (110,471) (16,572)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (9,402) (17,281)
Total Dividends and Distributions (9,402) (17,281)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
345,314 (361,528)
Total Increase (Decrease) in Net Assets 225,441 (395,381)
Net Assets
Beginning of period ....................................................................................................................
1,146,198 1,541,579
End of period ..........................................................................................................................
$ 1,371,639 $ 1,146,198
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 8,465 $ 582 $ 5,917 $ 486,025 $ 44 N/A $ 505 $ 232 $ 663
Reinvested ................. 1,387 33 608 7,031 11 N/A 28 44 103
Redeemed ..................
(26,531) (3,037) (10,620) (119,689) (39) N/A (1,149) (1,185) (4,114)
Net Increase (Decrease)
$ (16,679) $ (2,422) $ (4,095) $ 373,367 $ 16 N/A $ (616) $ (909) $ (3,348)
Shares:
Sold ...................... 848 58 590 49,300 5 N/A 50 24 67
Reinvested ................. 139 3 61 708 1 N/A 3 4 10
Redeemed ..................
(2,671) (304) (1,061) (12,045) (4) N/A (115) (117) (411)
Net Increase (Decrease)
(1,684) (243) (410) 37,963 2 N/A (62) (89) (334)
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 32,469 $ 1,951 $ 12,682 $ 104,943 $ 732 $ 150 $ 5,226 $ 3,973 $ 3,994
Reinvested ................. 2,700 75 1,187 12,553 28 7 75 64 238
Redeemed ..................
(63,377) (16,161) (29,720) (407,833) (2,906) (2,029) (8,324) (2,767) (11,458)
Net Increase (Decrease)
$ (28,208) $ (14,135) $ (15,851) $ (290,337) $ (2,146) $ (1,872) $ (3,023) $ 1,270 $ (7,226)
Shares:
Sold ...................... 3,097 186 1,205 9,997 69 14 498 380 379
Reinvested ................. 258 7 113 1,196 3 1 7 6 23
Redeemed ..................
(6,044) (1,543) (2,827) (38,851) (278) (193) (794) (263) (1,087)
Net Increase (Decrease)
(2,689) (1,350) (1,509) (27,658) (206) (178) (289) 123 (685)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (1,438) $ (34) $ (613) $ (7,131) $ (11) N/A $ (28) $ (44) $ (103)
Total Dividends and Distributions
$ (1,438) $ (34) $ (613) $ (7,131) $ (11) N/A $ (28) $ (44) $ (103)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (2,795) $ (76) $ (1,197) $ (12,801) $ (28) $ (7) $ (75) $ (64) $ (238)
Total Dividends and Distributions
$ (2,795) $ (76) $ (1,197) $ (12,801) $ (28) $ (7) $ (75) $ (64) $ (238)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Government Money Market Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 363 $ –
Net realized gain (loss) on investments ................................................................................................ – –
Net change in unrealized appreciation/(depreciation) of investments .................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 363 –
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (363) –
Total Dividends and Distributions (363) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
987,936 579,816
Total Increase (Decrease) in Net Assets 987,936 579,816
Net Assets
Beginning of period ....................................................................................................................
3,657,679 3,077,863
End of period ..........................................................................................................................
$ 4,645,615 $ 3,657,679
Institutional
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold .......................................................................................................... $ 29,487,570
Redeemed ......................................................................................................
(28,499,634)
Net Increase (Decrease)
$ 987,936
Shares:
Sold .......................................................................................................... 29,487,570
Redeemed ......................................................................................................
(28,499,634)
Net Increase (Decrease)
987,936
Year Ended October 31, 2021
Dollars:
Sold .......................................................................................................... $ 50,524,273
Redeemed ......................................................................................................
(49,944,457)
Net Increase (Decrease)
$ 579,816
Shares:
Sold .......................................................................................................... 50,524,273
Redeemed ......................................................................................................
(49,944,457)
Net Increase (Decrease)
579,816
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .............................................................. $ (363)
Total Dividends and Distributions
$ (363)
Year Ended October 31, 2021
From net investment income and net realized gain on investments .............................................................. –
Total Dividends and Distributions
–

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Income Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 82,707 $ 177,198
Net realized gain (loss) on investments and swap agreements ......................................................................... 2,430 44,818
Net change in unrealized appreciation/(depreciation) of investments and swap agreements ..........................................
(306,090) 82,265
Net Increase (Decrease) in Net Assets Resulting from Operations (220,953) 304,281
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (90,378) (184,520)
Total Dividends and Distributions (90,378) (184,520)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
76,525 575,999
Total Increase (Decrease) in Net Assets (234,806) 695,760
Net Assets
Beginning of period ....................................................................................................................
3,720,936 3,025,176
End of period ..........................................................................................................................
$ 3,486,130 $ 3,720,936
Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ............................................................................................... N/A $ 534,790
Reinvested .......................................................................................... N/A 90,378
Redeemed ...........................................................................................
N/A (548,643)
Net Increase (Decrease)
N/A $ 76,525
Shares:
Sold ............................................................................................... N/A 59,558
Reinvested .......................................................................................... N/A 10,013
Redeemed ...........................................................................................
N/A (59,262)
Net Increase (Decrease)
N/A 10,309
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................................................... $ 440 $ 857,562
Reinvested .......................................................................................... 66 184,440
Redeemed ...........................................................................................
(5,546) (460,963)
Net Increase (Decrease)
$ (5,040) $ 581,039
Shares:
Sold ............................................................................................... 47 91,573
Reinvested .......................................................................................... 7 19,663
Redeemed ...........................................................................................
(590) (49,149)
Net Increase (Decrease)
(536) 62,087
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ................................................... N/A $ (90,378)
Total Dividends and Distributions
N/A $ (90,378)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................................................... $ (80) $ (184,440)
Total Dividends and Distributions
$ (80) $ (184,440)
(a)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands High Yield Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 62,586 $ 140,784
Net realized gain (loss) on investments , foreign currencies and swap agreements .................................................... 16,777 74,404
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(232,652) 72,054
Net Increase (Decrease) in Net Assets Resulting from Operations (153,289) 287,242
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (66,442) (151,386)
Total Dividends and Distributions (66,442) (151,386)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(135,003) (222,262)
Total Increase (Decrease) in Net Assets (354,734) (86,406)
Net Assets
Beginning of period ....................................................................................................................
2,896,686 2,983,092
End of period ..........................................................................................................................
$ 2,541,952 $ 2,896,686
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold .......................................................................... $ 149,661 $ 2,511 $ 253,397 $ 132,208
Reinvested ..................................................................... 11,155 1,078 32,648 13,297
Redeemed ......................................................................
(177,882) (11,372) (420,620) (121,084)
Net Increase (Decrease)
$ (17,066) $ (7,783) $ (134,575) $ 24,421
Shares:
Sold .......................................................................... 21,044 345 35,721 18,376
Reinvested ..................................................................... 1,572 150 4,639 1,893
Redeemed ......................................................................
(24,982) (1,577) (59,374) (17,125)
Net Increase (Decrease)
(2,366) (1,082) (19,014) 3,144
Year Ended October 31, 2021
Dollars:
Sold .......................................................................... $ 190,201 $ 5,937 $ 412,092 $ 125,613
Reinvested ..................................................................... 23,505 3,508 71,583 24,838
Redeemed ......................................................................
(211,085) (70,136) (389,711) (408,607)
Net Increase (Decrease)
$ 2,621 $ (60,691) $ 93,964 $ (258,156)
Shares:
Sold .......................................................................... 25,964 801 56,640 17,333
Reinvested ..................................................................... 3,207 473 9,841 3,415
Redeemed ......................................................................
(28,846) (9,468) (53,628) (56,149)
Net Increase (Decrease)
325 (8,194) 12,853 (35,401)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .............................. $ (11,883) $ (1,087) $ (34,313) $ (19,159)
Total Dividends and Distributions
$ (11,883) $ (1,087) $ (34,313) $ (19,159)
Year Ended October 31, 2021
From net investment income and net realized gain on investments .............................. $ (25,284) $ (3,548) $ (75,170) $ (47,384)
Total Dividends and Distributions
$ (25,284) $ (3,548) $ (75,170) $ (47,384)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 38,673 $ 48,653
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements .................. 14,418 69,925
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .......................................................................................................................
(110,311) (24,418)
Net Increase (Decrease) in Net Assets Resulting from Operations (57,220) 94,160
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (104,240) (8,693)
Total Dividends and Distributions (104,240) (8,693)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
153,111 (366,574)
Total Increase (Decrease) in Net Assets (8,349) (281,107)
Net Assets
Beginning of period ....................................................................................................................
1,506,369 1,787,476
End of period ..........................................................................................................................
$ 1,498,020 $ 1,506,369
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ N/A $ 14,904 $ 490,914 $ 253 N/A $ 1,330 $ 475 $ 1,629
Reinvested ........................... N/A 1,320 101,579 87 N/A 474 430 348
Redeemed ............................
N/A (9,893) (446,749) (266) N/A (1,928) (955) (841)
Net Increase (Decrease)
N/A $ 6,331 $ 145,744 $ 74 N/A $ (124) $ (50) $ 1,136
Shares:
Sold ................................ N/A 1,705 51,901 30 N/A 150 53 174
Reinvested ........................... N/A 149 10,840 10 N/A 53 48 38
Redeemed ............................
N/A (1,150) (46,333) (31) N/A (220) (109) (94)
Net Increase (Decrease)
N/A 704 16,408 9 N/A (17) (8) 118
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold ................................ $ 1,275 $ 12,195 $ 286,057 $ 179 $ 148 $ 6,074 $ 5,619 $ 1,684
Reinvested ........................... 58 42 8,531 4 1 34 7 16
Redeemed ............................
(17,090) (6,139) (652,476) (417) (441) (7,952) (1,586) (2,397)
Net Increase (Decrease)
$ (15,757) $ 6,098 $ (357,888) $ (234) $ (292) $ (1,844) $ 4,040 $ (697)
Shares:
Sold ................................ 139 1,340 29,652 20 17 665 595 180
Reinvested ........................... 6 5 904 – – 4 1 2
Redeemed ............................
(1,863) (680) (68,786) (47) (50) (865) (172) (259)
Net Increase (Decrease)
(1,718) 665 (38,230) (27) (33) (196) 424 (77)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... N/A $ (1,320) $ (101,580) $ (87) N/A $ (475) $ (430) $ (348)
Total Dividends and Distributions
N/A $ (1,320) $ (101,580) $ (87) N/A $ (475) $ (430) $ (348)
Year Ended October 31, 2021
(a), (b)
From net investment income and net realized gain
on investments ......................... $ (58) $ (42) $ (8,531) $ (4) $ (1) $ (34) $ (7) $ (16)
Total Dividends and Distributions
$ (58) $ (42) $ (8,531) $ (4) $ (1) $ (34) $ (7) $ (16)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Fund I
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 3,646 $ 8,358
Net realized gain (loss) on investments and foreign currencies ....................................................................... (4,301) 39,800
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(60,545) 35,693
Net Increase (Decrease) in Net Assets Resulting from Operations (61,200) 83,851
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (44,834) (21,153)
Total Dividends and Distributions (44,834) (21,153)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
53,084 (9,792)
Total Increase (Decrease) in Net Assets (52,950) 52,906
Net Assets
Beginning of period ....................................................................................................................
345,249 292,343
End of period ..........................................................................................................................
$ 292,299 $ 345,249
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ N/A $ 25,097 $ 114 N/A $ 197 $ 366 $ 52 $ 13,211
Reinvested ........................... N/A 17,346 158 N/A 378 330 93 25,569
Redeemed ............................
N/A (13,955) (149) N/A (558) (266) (115) (14,784)
Net Increase (Decrease)
N/A $ 28,488 $ 123 N/A $ 17 $ 430 $ 30 $ 23,996
Shares:
Sold ................................ N/A 1,631 7 N/A 12 23 3 870
Reinvested ........................... N/A 1,076 10 N/A 24 20 6 1,585
Redeemed ............................
N/A (919) (9) N/A (35) (17) (7) (916)
Net Increase (Decrease)
N/A 1,788 8 N/A 1 26 2 1,539
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold ................................ $ 201 $ 25,509 $ 354 $ 17 $ 1,822 $ 279 $ 379 $ 22,137
Reinvested ........................... 649 7,072 77 66 146 174 106 12,750
Redeemed ............................
(11,921) (21,593) (493) (1,288) (1,660) (1,552) (1,581) (41,442)
Net Increase (Decrease)
$ (11,071) $ 10,988 $ (62) $ (1,205) $ 308 $ (1,099) $ (1,096) $ (6,555)
Shares:
Sold ................................ 12 1,398 21 1 103 16 21 1,223
Reinvested ........................... 39 426 5 4 9 10 6 767
Redeemed ............................
(679) (1,222) (28) (73) (90) (88) (84) (2,296)
Net Increase (Decrease)
(628) 602 (2) (68) 22 (62) (57) (306)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... N/A $ (17,593) $ (158) N/A $ (378) $ (330) $ (93) $ (26,282)
Total Dividends and Distributions
N/A $ (17,593) $ (158) N/A $ (378) $ (330) $ (93) $ (26,282)
Year Ended October 31, 2021
(a), (b)
From net investment income and net realized gain
on investments ......................... $ (649) $ (7,100) $ (77) $ (66) $ (146) $ (174) $ (106) $ (12,835)
Total Dividends and Distributions
$ (649) $ (7,100) $ (77) $ (66) $ (146) $ (174) $ (106) $ (12,835)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (14,022) $ (26,957)
Net realized gain (loss) on investments and futures ................................................................................... 929,671 1,645,917
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(4,589,952) 2,679,112
Net Increase (Decrease) in Net Assets Resulting from Operations (3,674,303) 4,298,072
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (1,500,514) (845,428)
Total Dividends and Distributions (1,500,514) (845,428)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,252,649 198,509
Total Increase (Decrease) in Net Assets (3,922,168) 3,651,153
Net Assets
Beginning of period ....................................................................................................................
14,844,990 11,193,837
End of period ..........................................................................................................................
$ 10,922,822 $ 14,844,990
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 14,226 $ 18,849 $ 227,437 $ 534 N/A $ 4,930 $ 5,375 $ 11,863 $ 572,413
Reinvested ................. 65,507 58,060 339,689 1,799 N/A 11,608 9,001 37,571 971,873
Redeemed ..................
(34,245) (39,513) (279,380) (1,123) N/A (13,997) (15,061) (92,349) (622,418)
Net Increase (Decrease)
$ 45,488 $ 37,396 $ 287,746 $ 1,210 N/A $ 2,541 $ (685) $ (42,915) $ 921,868
Shares:
Sold ...................... 721 1,200 11,549 33 N/A 274 300 625 28,786
Reinvested ................. 3,259 3,677 15,985 110 N/A 640 478 1,878 45,714
Redeemed ..................
(1,782) (2,632) (13,304) (71) N/A (791) (794) (4,582) (29,629)
Net Increase (Decrease)
2,198 2,245 14,230 72 N/A 123 (16) (2,079) 44,871
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 41,650 $ 64,066 $ 358,490 $ 1,536 $ 446 $ 23,989 $ 15,816 $ 34,141 $ 1,260,157
Reinvested ................. 37,338 31,623 195,549 1,054 740 7,528 6,494 23,032 539,670
Redeemed ..................
(79,421) (76,552) (546,656) (2,836) (11,623) (42,695) (41,594) (74,800) (1,568,633)
Net Increase (Decrease)
$ (433) $ 19,137 $ 7,383 $ (246) $ (10,437) $ (11,178) $ (19,284) $ (17,627) $ 231,194
Shares:
Sold ...................... 2,007 3,784 16,512 88 28 1,267 801 1,648 58,356
Reinvested ................. 1,927 2,019 9,628 65 47 424 355 1,194 26,585
Redeemed ..................
(3,821) (4,579) (24,456) (157) (710) (2,227) (2,131) (3,637) (72,639)
Net Increase (Decrease)
113 1,224 1,684 (4) (635) (536) (975) (795) 12,302
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (66,548) $ (58,120) $ (343,682) $ (1,799) N/A $ (11,734) $ (9,001) $ (37,571) $ (972,059)
Total Dividends and Distributions
$ (66,548) $ (58,120) $ (343,682) $ (1,799) N/A $ (11,734) $ (9,001) $ (37,571) $ (972,059)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (37,937) $ (31,666) $ (197,122) $ (1,054) $ (812) $ (7,528) $ (6,494) $ (23,032) $ (539,783)
Total Dividends and Distributions
$ (37,937) $ (31,666) $ (197,122) $ (1,054) $ (812) $ (7,528) $ (6,494) $ (23,032) $ (539,783)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 35,349 $ 68,903
Net realized gain (loss) on investments and futures ................................................................................... 22,891 887,448
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(692,412) 1,155,179
Net Increase (Decrease) in Net Assets Resulting from Operations (634,172) 2,111,530
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (790,869) (412,201)
Total Dividends and Distributions (790,869) (412,201)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,006,263 (1,046,917)
Total Increase (Decrease) in Net Assets (418,778) 652,412
Net Assets
Beginning of period ....................................................................................................................
6,429,617 5,777,205
End of period ..........................................................................................................................
$ 6,010,839 $ 6,429,617
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 54,147 $ 2,242 $ 60,014 $ 716,489 $ 1,947 N/A $ 16,205 $ 16,989 $ 35,813
Reinvested ................. 78,331 7,506 121,352 503,014 2,093 N/A 22,836 15,506 38,260
Redeemed ..................
(55,318) (8,723) (67,920) (430,645) (5,963) N/A (29,790) (33,047) (55,075)
Net Increase (Decrease)
$ 77,160 $ 1,025 $ 113,446 $ 788,858 $ (1,923) N/A $ 9,251 $ (552) $ 18,998
Shares:
Sold ...................... 2,284 96 2,525 30,840 78 N/A 695 721 1,477
Reinvested ................. 3,340 333 5,241 21,409 90 N/A 974 658 1,602
Redeemed ..................
(2,362) (380) (2,934) (17,643) (247) N/A (1,259) (1,375) (2,263)
Net Increase (Decrease)
3,262 49 4,832 34,606 (79) N/A 410 4 816
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 90,726 $ 7,555 $ 94,731 $ 581,360 $ 5,268 $ 820 $ 42,221 $ 37,253 $ 64,854
Reinvested ................. 36,288 4,361 55,753 270,983 854 1,103 12,530 10,532 18,976
Redeemed ..................
(99,143) (27,046) (105,486) (1,879,871) (4,643) (20,184) (80,769) (84,630) (81,313)
Net Increase (Decrease)
$ 27,871 $ (15,130) $ 44,998 $ (1,027,528) $ 1,479 $ (18,261) $ (26,018) $ (36,845) $ 2,517
Shares:
Sold ...................... 3,822 332 4,040 24,611 239 37 1,829 1,590 2,707
Reinvested ................. 1,684 209 2,618 12,576 40 51 581 487 867
Redeemed ..................
(4,188) (1,181) (4,549) (82,507) (195) (893) (3,482) (3,580) (3,445)
Net Increase (Decrease)
1,318 (640) 2,109 (45,320) 84 (805) (1,072) (1,503) 129
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (80,086) $ (7,546) $ (121,473) $ (503,069) $ (2,093) N/A $ (22,836) $ (15,506) $ (38,260)
Total Dividends and Distributions
$ (80,086) $ (7,546) $ (121,473) $ (503,069) $ (2,093) N/A $ (22,836) $ (15,506) $ (38,260)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (37,019) $ (4,375) $ (55,809) $ (270,986) $ (854) $ (1,103) $ (12,530) $ (10,532) $ (18,993)
Total Dividends and Distributions
$ (37,019) $ (4,375) $ (55,809) $ (270,986) $ (854) $ (1,103) $ (12,530) $ (10,532) $ (18,993)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 22,466 $ 31,097
Net realized gain (loss) on investments and futures ................................................................................... 169,958 274,620
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(339,508) 576,780
Net Increase (Decrease) in Net Assets Resulting from Operations (147,084) 882,497
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (303,624) (32,471)
Total Dividends and Distributions (303,624) (32,471)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
225,395 881,284
Total Increase (Decrease) in Net Assets (225,313) 1,731,310
Net Assets
Beginning of period ....................................................................................................................
3,565,324 1,834,014
End of period ..........................................................................................................................
$ 3,340,011 $ 3,565,324
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ........................................... $ 10,260 $ 272,345 $ 431 N/A $ 1,313 $ 238 $ 393
Reinvested ...................................... 7,115 294,912 321 N/A 543 215 516
Redeemed .......................................
(6,952) (351,226) (77) N/A (1,575) (594) (2,783)
Net Increase (Decrease)
$ 10,423 $ 216,031 $ 675 N/A $ 281 $ (141) $ (1,874)
Shares:
Sold ........................................... 537 13,535 22 N/A 64 12 20
Reinvested ...................................... 382 15,541 17 N/A 27 11 27
Redeemed .......................................
(363) (17,592) (4) N/A (77) (32) (132)
Net Increase (Decrease)
556 11,484 35 N/A 14 (9) (85)
Year Ended October 31, 2021
(a)
Dollars:
Sold ........................................... $ 10,530 $ 1,205,617 $ 565 $ 222 $ 3,015 $ 734 $ 1,763
Reinvested ...................................... 918 31,346 21 13 44 26 102
Redeemed .......................................
(13,739) (351,821) (640) (1,937) (1,824) (808) (2,863)
Net Increase (Decrease)
$ (2,291) $ 885,142 $ (54) $ (1,702) $ 1,235 $ (48) $ (998)
Shares:
Sold ........................................... 561 63,798 30 12 153 40 90
Reinvested ...................................... 55 1,841 1 1 2 1 6
Redeemed .......................................
(742) (19,039) (35) (105) (92) (42) (146)
Net Increase (Decrease)
(126) 46,600 (4) (92) 63 (1) (50)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments $ (7,117) $ (294,912) $ (321) N/A $ (543) $ (215) $ (516)
Total Dividends and Distributions
$ (7,117) $ (294,912) $ (321) N/A $ (543) $ (215) $ (516)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments $ (919) $ (31,346) $ (21) $ (13) $ (44) $ (26) $ (102)
Total Dividends and Distributions
$ (919) $ (31,346) $ (21) $ (13) $ (44) $ (26) $ (102)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (20,611) $ (57,916)
Net realized gain (loss) on investments ................................................................................................ 730,931 1,993,893
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(4,974,763) 5,984,149
Net Increase (Decrease) in Net Assets Resulting from Operations (4,264,443) 7,920,126
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (1,829,829) (236,706)
Total Dividends and Distributions (1,829,829) (236,706)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
2,228,246 (2,103,832)
Total Increase (Decrease) in Net Assets (3,866,026) 5,579,588
Net Assets
Beginning of period ....................................................................................................................
24,388,545 18,808,957
End of period ..........................................................................................................................
$ 20,522,519 $ 24,388,545
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold .......................... $ 123,332 $ 2,992 $ 3,887 $ 1,361,386 $ 2,790 N/A $ 3,869 $ 2,490 $ 44,569 $ 2,153,378
Reinvested ..................... 160,636 6,240 32,757 974,709 9,968 N/A 5,747 5,535 31,134 238,548
Redeemed ......................
(172,844) (12,792) (18,814) (1,988,713) (7,527) N/A (13,491) (19,121) (78,192) (624,227)
Net Increase (Decrease)
$ 111,124 $ (3,560) $ 17,830 $ 347,382 $ 5,231 N/A $ (3,875) $ (11,096) $ (2,489) $ 1,767,699
Shares:
Sold .......................... 3,202 90 107 35,460 83 N/A 106 65 1,148 56,649
Reinvested ..................... 4,120 186 877 24,138 285 N/A 152 139 786 5,908
Redeemed ......................
(4,597) (401) (531) (51,425) (221) N/A (377) (483) (1,976) (16,252)
Net Increase (Decrease)
2,725 (125) 453 8,173 147 N/A (119) (279) (42) 46,305
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 294,857 $ 10,427 $ 9,400 $ 2,417,382 $ 5,260 $ 1,104 $ 16,777 $ 8,269 $ 65,902 $ 708,278
Reinvested ..................... 18,905 2,264 4,136 125,992 1,255 236 859 900 4,093 31,112
Redeemed ......................
(382,795) (146,467) (42,695) (3,854,711) (14,937) (22,101) (37,206) (26,105) (100,911) (1,203,312)
Net Increase (Decrease)
$ (69,033) $ (133,776) $ (29,159) $ (1,311,337) $ (8,422) $ (20,761) $ (19,570) $ (16,936) $ (30,916) $ (463,922)
Shares:
Sold .......................... 7,852 323 258 63,076 151 35 475 214 1,747 18,362
Reinvested ..................... 554 76 126 3,585 40 7 26 26 118 886
Redeemed ......................
(10,384) (4,445) (1,195) (99,513) (444) (667) (1,005) (696) (2,674) (31,889)
Net Increase (Decrease)
(1,978) (4,046) (811) (32,852) (253) (625) (504) (456) (809) (12,641)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ......... $ (171,386) $ (6,366) $ (32,774) $ (1,175,612) $ (9,974) N/A $ (5,795) $ (5,535) $ (31,144) $ (391,243)
Total Dividends and Distributions
$ (171,386) $ (6,366) $ (32,774) $ (1,175,612) $ (9,974) N/A $ (5,795) $ (5,535) $ (31,144) $ (391,243)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (20,366) $ (2,308) $ (4,138) $ (152,681) $ (1,257) $ (243) $ (859) $ (900) $ (4,110) $ (49,844)
Total Dividends and Distributions
$ (20,366) $ (2,308) $ (4,138) $ (152,681) $ (1,257) $ (243) $ (859) $ (900) $ (4,110) $ (49,844)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (515) $ (975)
Net realized gain (loss) on investments and foreign currencies ....................................................................... 7,861 64,915
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(91,856) 29,233
Net Increase (Decrease) in Net Assets Resulting from Operations (84,510) 93,173
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (57,018) (26,203)
Total Dividends and Distributions (57,018) (26,203)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
63,210 72,517
Total Increase (Decrease) in Net Assets (78,318) 139,487
Net Assets
Beginning of period ....................................................................................................................
336,671 197,184
End of period ..........................................................................................................................
$ 258,353 $ 336,671
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ........................................... $ 8,732 $ 49,288 $ 191 N/A $ 5,786 $ 567 $ 1,968
Reinvested ...................................... 26,257 21,729 335 N/A 3,837 984 3,290
Redeemed .......................................
(13,514) (26,139) (476) N/A (3,276) (1,006) (15,343)
Net Increase (Decrease)
$ 21,475 $ 44,878 $ 50 N/A $ 6,347 $ 545 $ (10,085)
Shares:
Sold ........................................... 1,095 4,345 24 N/A 533 49 156
Reinvested ...................................... 3,344 1,840 41 N/A 367 85 268
Redeemed .......................................
(1,798) (2,300) (58) N/A (322) (89) (1,361)
Net Increase (Decrease)
2,641 3,885 7 N/A 578 45 (937)
Year Ended October 31, 2021
(a)
Dollars:
Sold ........................................... $ 38,210 $ 93,434 $ 388 $ 292 $ 12,379 $ 1,506 $ 9,377
Reinvested ...................................... 14,056 6,776 262 149 1,642 577 2,387
Redeemed .......................................
(42,002) (34,824) (1,174) (2,038) (9,292) (1,649) (17,939)
Net Increase (Decrease)
$ 10,264 $ 65,386 $ (524) $ (1,597) $ 4,729 $ 434 $ (6,175)
Shares:
Sold ........................................... 3,906 6,757 37 26 980 112 666
Reinvested ...................................... 1,528 528 28 14 141 46 180
Redeemed .......................................
(4,337) (2,541) (115) (177) (756) (122) (1,255)
Net Increase (Decrease)
1,097 4,744 (50) (137) 365 36 (409)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments $ (26,294) $ (22,276) $ (335) N/A $ (3,839) $ (984) $ (3,290)
Total Dividends and Distributions
$ (26,294) $ (22,276) $ (335) N/A $ (3,839) $ (984) $ (3,290)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments $ (14,066) $ (7,113) $ (262) $ (156) $ (1,642) $ (577) $ (2,387)
Total Dividends and Distributions
$ (14,066) $ (7,113) $ (262) $ (156) $ (1,642) $ (577) $ (2,387)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (2,626) $ (6,110)
Net realized gain (loss) on investments and futures ................................................................................... 56,454 288,854
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(367,286) 134,212
Net Increase (Decrease) in Net Assets Resulting from Operations (313,458) 416,956
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (242,929) (65,880)
Total Dividends and Distributions (242,929) (65,880)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
403,060 (298,237)
Total Increase (Decrease) in Net Assets (153,327) 52,839
Net Assets
Beginning of period ....................................................................................................................
1,240,896 1,188,057
End of period ..........................................................................................................................
$ 1,087,569 $ 1,240,896
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ........................................... $ 1,503 $ 242,098 $ 129 N/A $ 407 $ 113 $ 285
Reinvested ...................................... 14,832 225,235 435 N/A 1,069 546 812
Redeemed .......................................
(4,983) (75,978) (173) N/A (428) (636) (2,206)
Net Increase (Decrease)
$ 11,352 $ 391,355 $ 391 N/A $ 1,048 $ 23 $ (1,109)
Shares:
Sold ........................................... 148 19,216 14 N/A 35 7 20
Reinvested ...................................... 1,593 16,684 48 N/A 91 44 60
Redeemed .......................................
(536) (5,653) (17) N/A (35) (59) (131)
Net Increase (Decrease)
1,205 30,247 45 N/A 91 (8) (51)
Year Ended October 31, 2021
(a)
Dollars:
Sold ........................................... $ 6,895 $ 117,772 $ 335 $ 57 $ 2,768 $ 380 $ 872
Reinvested ...................................... 3,476 61,497 111 116 158 137 383
Redeemed .......................................
(10,834) (473,731) (517) (2,042) (1,464) (799) (3,807)
Net Increase (Decrease)
$ (463) $ (294,462) $ (71) $ (1,869) $ 1,462 $ (282) $ (2,552)
Shares:
Sold ........................................... 578 7,278 28 5 193 26 56
Reinvested ...................................... 301 4,025 10 9 11 9 25
Redeemed .......................................
(902) (29,906) (44) (162) (102) (52) (233)
Net Increase (Decrease)
(23) (18,603) (6) (148) 102 (17) (152)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments $ (14,832) $ (225,235) $ (435) N/A $ (1,069) $ (546) $ (812)
Total Dividends and Distributions
$ (14,832) $ (225,235) $ (435) N/A $ (1,069) $ (546) $ (812)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments $ (3,476) $ (61,499) $ (111) $ (116) $ (158) $ (137) $ (383)
Total Dividends and Distributions
$ (3,476) $ (61,499) $ (111) $ (116) $ (158) $ (137) $ (383)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 8,096 $ 16,146
Net realized gain (loss) on investments and futures ................................................................................... 53,750 111,184
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(202,176) 348,485
Net Increase (Decrease) in Net Assets Resulting from Operations (140,330) 475,815
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (112,207) (82,537)
Total Dividends and Distributions (112,207) (82,537)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
101,422 25,627
Total Increase (Decrease) in Net Assets (151,115) 418,905
Net Assets
Beginning of period ....................................................................................................................
1,413,235 994,330
End of period ..........................................................................................................................
$ 1,262,120 $ 1,413,235
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 8,709 $ 36,269 $ 614 N/A $ 6,066 $ 5,886 $ 10,560 $ 104,723
Reinvested ........................... 12,297 19,786 490 N/A 6,315 3,880 8,960 60,050
Redeemed ............................
(12,468) (57,366) (630) N/A (13,836) (10,668) (19,065) (69,150)
Net Increase (Decrease)
$ 8,538 $ (1,311) $ 474 N/A $ (1,455) $ (902) $ 455 $ 95,623
Shares:
Sold ................................ 376 1,516 26 N/A 248 244 424 4,423
Reinvested ........................... 548 849 21 N/A 266 162 370 2,577
Redeemed ............................
(549) (2,479) (27) N/A (565) (437) (768) (2,835)
Net Increase (Decrease)
375 (114) 20 N/A (51) (31) 26 4,165
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 20,922 $ 78,406 $ 1,300 $ 373 $ 24,131 $ 13,429 $ 27,750 $ 198,890
Reinvested ........................... 8,575 14,376 375 446 4,710 3,271 7,826 42,651
Redeemed ............................
(23,120) (102,602) (2,078) (9,950) (30,288) (23,730) (53,956) (176,080)
Net Increase (Decrease)
$ 6,377 $ (9,820) $ (403) $ (9,131) $ (1,447) $ (7,030) $ (18,380) $ 65,461
Shares:
Sold ................................ 896 3,361 54 16 988 544 1,111 8,435
Reinvested ........................... 416 673 18 20 216 149 353 1,997
Redeemed ............................
(1,014) (4,337) (86) (412) (1,249) (968) (2,221) (7,455)
Net Increase (Decrease)
298 (303) (14) (376) (45) (275) (757) 2,977
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (12,321) $ (20,188) $ (490) N/A $ (6,315) $ (3,880) $ (8,960) $ (60,053)
Total Dividends and Distributions
$ (12,321) $ (20,188) $ (490) N/A $ (6,315) $ (3,880) $ (8,960) $ (60,053)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (8,590) $ (14,662) $ (375) $ (446) $ (4,710) $ (3,271) $ (7,832) $ (42,651)
Total Dividends and Distributions
$ (8,590) $ (14,662) $ (375) $ (446) $ (4,710) $ (3,271) $ (7,832) $ (42,651)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 22,957 $ 36,091
Net realized gain (loss) on investments and futures ................................................................................... 150,450 304,471
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(237,815) 664,891
Net Increase (Decrease) in Net Assets Resulting from Operations (64,408) 1,005,453
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (311,292) (33,257)
Total Dividends and Distributions (311,292) (33,257)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,149,387 (146,424)
Total Increase (Decrease) in Net Assets 773,687 825,772
Net Assets
Beginning of period ....................................................................................................................
2,953,717 2,127,945
End of period ..........................................................................................................................
$ 3,727,404 $ 2,953,717
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 8,674 $ 12,056 $ 916,405 $ 268 N/A $ 1,828 $ 1,290 $ 6,262 $ 182,791
Reinvested ................. 4,526 20,316 33,116 279 N/A 1,434 1,268 3,117 246,990
Redeemed ..................
(3,725) (11,564) (127,344) (405) N/A (2,585) (2,408) (6,709) (136,493)
Net Increase (Decrease)
$ 9,475 $ 20,808 $ 822,177 $ 142 N/A $ 677 $ 150 $ 2,670 $ 293,288
Shares:
Sold ...................... 496 697 53,900 15 N/A 107 74 358 10,329
Reinvested ................. 270 1,223 1,966 18 N/A 87 77 187 14,627
Redeemed ..................
(213) (671) (7,037) (24) N/A (150) (140) (386) (7,545)
Net Increase (Decrease)
553 1,249 48,829 9 N/A 44 11 159 17,411
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 18,744 $ 23,838 $ 122,191 $ 673 $ 65 $ 5,126 $ 4,228 $ 9,403 $ 192,935
Reinvested ................. 237 1,825 2,956 16 14 120 118 275 27,543
Redeemed ..................
(10,931) (26,176) (107,909) (1,029) (2,339) (7,144) (5,713) (11,434) (384,057)
Net Increase (Decrease)
$ 8,050 $ (513) $ 17,238 $ (340) $ (2,260) $ (1,898) $ (1,367) $ (1,756) $ (163,579)
Shares:
Sold ...................... 1,064 1,364 6,889 41 4 310 246 539 11,157
Reinvested ................. 16 125 200 1 1 8 8 19 1,860
Redeemed ..................
(636) (1,535) (6,934) (63) (146) (421) (332) (676) (23,544)
Net Increase (Decrease)
444 (46) 155 (21) (141) (103) (78) (118) (10,527)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (4,569) $ (20,330) $ (33,305) $ (279) N/A $ (1,434) $ (1,268) $ (3,117) $ (246,990)
Total Dividends and Distributions
$ (4,569) $ (20,330) $ (33,305) $ (279) N/A $ (1,434) $ (1,268) $ (3,117) $ (246,990)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (238) $ (1,827) $ (3,106) $ (16) $ (14) $ (120) $ (118) $ (275) $ (27,543)
Total Dividends and Distributions
$ (238) $ (1,827) $ (3,106) $ (16) $ (14) $ (120) $ (118) $ (275) $ (27,543)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Money Market Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ – $ –
Net realized gain (loss) on investments ................................................................................................ – –
Net change in unrealized appreciation/(depreciation) of investments .................................................................
– –
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
100,476 (92,715)
Total Increase (Decrease) in Net Assets 100,476 (92,715)
Net Assets
Beginning of period ....................................................................................................................
704,982 797,697
End of period ..........................................................................................................................
$ 805,458 $ 704,982
Class A Class J
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ............................................................................................... $ 120,556 $ 191,951
Redeemed ...........................................................................................
(97,102) (114,929)
Net Increase (Decrease)
$ 23,454 $ 77,022
Shares:
Sold ............................................................................................... 120,556 191,951
Redeemed ...........................................................................................
(97,102) (114,929)
Net Increase (Decrease)
23,454 77,022
Year Ended October 31, 2021
Dollars:
Sold ............................................................................................... $ 215,580 $ 211,299
Redeemed ...........................................................................................
(263,639) (255,955)
Net Increase (Decrease)
$ (48,059) $ (44,656)
Shares:
Sold ............................................................................................... 215,580 211,299
Redeemed ...........................................................................................
(263,639) (255,955)
Net Increase (Decrease)
(48,059) (44,656)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ................................................... – –
Total Dividends and Distributions
– –
Year Ended October 31, 2021
From net investment income and net realized gain on investments ................................................... – –
Total Dividends and Distributions
– –

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Overseas Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 30,447 $ 52,868
Net realized gain (loss) on investments , foreign currencies and futures ............................................................... 200,414 404,871
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ................................
(360,392) 514,745
Net Increase (Decrease) in Net Assets Resulting from Operations (129,531) 972,484
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (183,397) (50,040)
Total Dividends and Distributions (183,397) (50,040)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(441,865) (309,717)
Total Increase (Decrease) in Net Assets (754,793) 612,727
Net Assets
Beginning of period ....................................................................................................................
2,928,513 2,315,786
End of period ..........................................................................................................................
$ 2,173,720 $ 2,928,513
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ..................................................... $ 222,505 $ 19 N/A $ 136 $ 55 N/A
Reinvested ................................................ 183,311 1 N/A 41 42 N/A
Redeemed .................................................
(847,834) – N/A (141) – N/A
Net Increase (Decrease)
$ (442,018) $ 20 N/A $ 36 $ 97 N/A
Shares:
Sold ..................................................... 20,821 2 N/A 13 6 N/A
Reinvested ................................................ 17,572 – N/A 4 4 N/A
Redeemed .................................................
(77,978) – N/A (13) – N/A
Net Increase (Decrease)
(39,585) 2 N/A 4 10 N/A
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold ..................................................... $ 459,210 $ 2 – $ 227 $ 40 $ 10
Reinvested ................................................ 50,023 – – 7 10 –
Redeemed .................................................
(818,256) (1) (15) (204) (122) (648)
Net Increase (Decrease)
$ (309,023) $ 1 $ (15) $ 30 $ (72) $ (638)
Shares:
Sold ..................................................... 41,445 – – 20 4 1
Reinvested ................................................ 4,876 – – 1 1 –
Redeemed .................................................
(75,512) – (1) (19) (12) (63)
Net Increase (Decrease)
(29,191) – (1) 2 (7) (62)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ......... $ (183,313) $ (1) N/A $ (41) $ (42) N/A
Total Dividends and Distributions
$ (183,313) $ (1) N/A $ (41) $ (42) N/A
Year Ended October 31, 2021
(a), (b)
From net investment income and net realized gain on investments ......... $ (50,023) – – $ (7) $ (10) –
Total Dividends and Distributions
$ (50,023) – – $ (7) $ (10) –
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class R-5 shares discontinued operations on June 11, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 10,908 $ 14,959
Net realized gain (loss) on investments and foreign currencies ....................................................................... (28,496) 245,157
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(378,259) 443,251
Net Increase (Decrease) in Net Assets Resulting from Operations (395,847) 703,367
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (239,008) (105,010)
Total Dividends and Distributions (239,008) (105,010)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
1,451,580 (50,353)
Total Increase (Decrease) in Net Assets 816,725 548,004
Net Assets
Beginning of period ....................................................................................................................
2,350,919 1,802,915
End of period ..........................................................................................................................
$ 3,167,644 $ 2,350,919
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 23,464 $ 1,841 $ 1,378,709 $ 112 N/A $ 6,165 $ 1,278 $ 4,360
Reinvested ........................... 113,999 4,719 113,033 136 N/A 1,835 872 3,067
Redeemed ............................
(65,075) (5,833) (118,828) (277) N/A (4,969) (1,941) (5,087)
Net Increase (Decrease)
$ 72,388 $ 727 $ 1,372,914 $ (29) N/A $ 3,031 $ 209 $ 2,340
Shares:
Sold ................................ 375 48 21,144 2 N/A 99 20 66
Reinvested ........................... 1,832 131 1,747 2 N/A 29 14 48
Redeemed ............................
(1,052) (165) (1,903) (4) N/A (79) (30) (82)
Net Increase (Decrease)
1,155 14 20,988 – N/A 49 4 32
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 46,394 $ 2,667 $ 135,868 $ 214 $ 80 $ 6,172 $ 1,678 $ 4,547
Reinvested ........................... 55,902 2,878 42,151 77 52 782 753 1,737
Redeemed ............................
(130,214) (15,798) (174,965) (784) (1,196) (5,240) (8,835) (15,273)
Net Increase (Decrease)
$ (27,918) $ (10,253) $ 3,054 $ (493) $ (1,064) $ 1,714 $ (6,404) $ (8,989)
Shares:
Sold ................................ 777 72 2,193 4 2 99 27 75
Reinvested ........................... 1,013 84 739 1 1 14 13 31
Redeemed ............................
(2,171) (422) (2,853) (13) (21) (89) (149) (245)
Net Increase (Decrease)
(381) (266) 79 (8) (18) 24 (109) (139)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (115,293) $ (4,725) $ (113,080) $ (136) N/A $ (1,835) $ (872) $ (3,067)
Total Dividends and Distributions
$ (115,293) $ (4,725) $ (113,080) $ (136) N/A $ (1,835) $ (872) $ (3,067)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (56,566) $ (2,884) $ (42,159) $ (77) $ (52) $ (782) $ (753) $ (1,737)
Total Dividends and Distributions
$ (56,566) $ (2,884) $ (42,159) $ (77) $ (52) $ (782) $ (753) $ (1,737)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 13,448 $ 13,792
Net realized gain (loss) on investments ................................................................................................ 18,946 36,172
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(94,427) 34,706
Net Increase (Decrease) in Net Assets Resulting from Operations (62,033) 84,670
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (49,114) (48,292)
Total Dividends and Distributions (49,114) (48,292)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(9,352) (28,809)
Total Increase (Decrease) in Net Assets (120,499) 7,569
Net Assets
Beginning of period ....................................................................................................................
717,257 709,688
End of period ..........................................................................................................................
$ 596,758 $ 717,257
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 1,211 $ 5,680 $ 22,493 $ 142 N/A $ 2,312 $ 561 $ 663
Reinvested ........................... 1,911 14,728 29,093 238 N/A 1,273 477 1,353
Redeemed ............................
(2,243) (14,567) (64,810) (259) N/A (4,318) (2,017) (3,273)
Net Increase (Decrease)
$ 879 $ 5,841 $ (13,224) $ 121 N/A $ (733) $ (979) $ (1,257)
Shares:
Sold ................................ 89 437 1,759 12 N/A 183 43 51
Reinvested ........................... 145 1,132 2,223 18 N/A 98 37 104
Redeemed ............................
(167) (1,147) (4,977) (20) N/A (341) (159) (257)
Net Increase (Decrease)
67 422 (995) 10 N/A (60) (79) (102)
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 1,443 $ 6,542 $ 42,573 $ 311 $ 81 $ 5,541 $ 1,132 $ 4,060
Reinvested ........................... 1,785 14,004 28,249 241 171 1,625 617 1,587
Redeemed ............................
(3,074) (27,365) (74,967) (1,090) (3,375) (13,636) (4,290) (10,974)
Net Increase (Decrease)
$ 154 $ (6,819) $ (4,145) $ (538) $ (3,123) $ (6,470) $ (2,541) $ (5,327)
Shares:
Sold ................................ 105 480 3,123 23 6 415 84 299
Reinvested ........................... 133 1,056 2,119 18 13 123 47 120
Redeemed ............................
(225) (2,019) (5,511) (80) (252) (1,018) (318) (806)
Net Increase (Decrease)
13 (483) (269) (39) (233) (480) (187) (387)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (1,917) $ (14,751) $ (29,105) $ (238) N/A $ (1,273) $ (477) $ (1,353)
Total Dividends and Distributions
$ (1,917) $ (14,751) $ (29,105) $ (238) N/A $ (1,273) $ (477) $ (1,353)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (1,789) $ (14,013) $ (28,249) $ (241) $ (171) $ (1,625) $ (617) $ (1,587)
Total Dividends and Distributions
$ (1,789) $ (14,013) $ (28,249) $ (241) $ (171) $ (1,625) $ (617) $ (1,587)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 7,381 $ 6,917
Net realized gain (loss) on investments ................................................................................................ 14,779 22,812
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(55,999) 23,749
Net Increase (Decrease) in Net Assets Resulting from Operations (33,839) 53,478
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (28,267) (19,913)
Total Dividends and Distributions (28,267) (19,913)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
6,080 (10,750)
Total Increase (Decrease) in Net Assets (56,026) 22,815
Net Assets
Beginning of period ....................................................................................................................
374,808 351,993
End of period ..........................................................................................................................
$ 318,782 $ 374,808
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ..................................................... $ 19,503 $ 53 N/A $ 1,652 $ 447 $ 1,610
Reinvested ................................................ 23,151 182 N/A 2,029 909 1,975
Redeemed .................................................
(34,610) (129) N/A (4,304) (1,396) (4,992)
Net Increase (Decrease)
$ 8,044 $ 106 N/A $ (623) $ (40) $ (1,407)
Shares:
Sold ..................................................... 2,062 6 N/A 177 48 170
Reinvested ................................................ 2,349 20 N/A 213 94 205
Redeemed .................................................
(3,594) (14) N/A (457) (146) (538)
Net Increase (Decrease)
817 12 N/A (67) (4) (163)
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 54,482 $ 381 $ 79 $ 5,324 $ 1,330 $ 3,063
Reinvested ................................................ 15,782 144 80 1,616 752 1,514
Redeemed .................................................
(65,480) (1,493) (1,907) (12,312) (5,107) (8,997)
Net Increase (Decrease)
$ 4,784 $ (968) $ (1,748) $ (5,372) $ (3,025) $ (4,420)
Shares:
Sold ..................................................... 5,307 38 8 539 131 303
Reinvested ................................................ 1,589 15 8 167 77 155
Redeemed .................................................
(6,383) (149) (194) (1,237) (505) (888)
Net Increase (Decrease)
513 (96) (178) (531) (297) (430)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ......... $ (23,172) $ (182) N/A $ (2,029) $ (909) $ (1,975)
Total Dividends and Distributions
$ (23,172) $ (182) N/A $ (2,029) $ (909) $ (1,975)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (15,807) $ (144) $ (79) $ (1,616) $ (752) $ (1,514)
Total Dividends and Distributions
$ (15,807) $ (144) $ (79) $ (1,616) $ (752) $ (1,514)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 76,683 $ 67,254
Net realized gain (loss) on investments ................................................................................................ 199,923 251,513
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(631,862) 329,361
Net Increase (Decrease) in Net Assets Resulting from Operations (355,256) 648,128
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (317,528) (215,078)
Total Dividends and Distributions (317,528) (215,078)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(14,884) (238,671)
Total Increase (Decrease) in Net Assets (687,668) 194,379
Net Assets
Beginning of period ....................................................................................................................
3,777,904 3,583,525
End of period ..........................................................................................................................
$ 3,090,236 $ 3,777,904
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 6,001 $ 12,846 $ 38,856 $ 691 N/A $ 4,426 $ 2,669 $ 4,859
Reinvested ........................... 9,122 78,041 203,057 1,219 N/A 8,902 3,867 12,769
Redeemed ............................
(8,919) (59,219) (286,739) (778) N/A (13,234) (9,974) (23,346)
Net Increase (Decrease)
$ 6,204 $ 31,668 $ (44,826) $ 1,132 N/A $ 94 $ (3,438) $ (5,718)
Shares:
Sold ................................ 418 919 2,754 50 N/A 319 189 330
Reinvested ........................... 626 5,439 14,043 85 N/A 624 270 889
Redeemed ............................
(625) (4,245) (19,804) (53) N/A (935) (705) (1,644)
Net Increase (Decrease)
419 2,113 (3,007) 82 N/A 8 (246) (425)
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 10,213 $ 42,274 $ 118,182 $ 1,553 $ 537 $ 27,130 $ 13,151 $ 17,818
Reinvested ........................... 5,620 49,806 139,260 835 801 6,199 2,789 9,407
Redeemed ............................
(16,606) (115,800) (409,591) (6,846) (19,248) (45,038) (20,677) (50,440)
Net Increase (Decrease)
$ (773) $ (23,720) $ (152,149) $ (4,458) $ (17,910) $ (11,709) $ (4,737) $ (23,215)
Shares:
Sold ................................ 671 2,810 7,781 103 36 1,841 873 1,184
Reinvested ........................... 385 3,453 9,589 58 56 432 194 652
Redeemed ............................
(1,097) (7,742) (27,301) (454) (1,313) (3,035) (1,380) (3,355)
Net Increase (Decrease)
(41) (1,479) (9,931) (293) (1,221) (762) (313) (1,519)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (9,383) $ (78,128) $ (203,081) $ (1,219) N/A $ (9,065) $ (3,867) $ (12,785)
Total Dividends and Distributions
$ (9,383) $ (78,128) $ (203,081) $ (1,219) N/A $ (9,065) $ (3,867) $ (12,785)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (5,816) $ (49,851) $ (139,291) $ (835) $ (882) $ (6,199) $ (2,789) $ (9,415)
Total Dividends and Distributions
$ (5,816) $ (49,851) $ (139,291) $ (835) $ (882) $ (6,199) $ (2,789) $ (9,415)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 41,529 $ 29,722
Net realized gain (loss) on investments ................................................................................................ 87,521 96,415
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(326,781) 215,379
Net Increase (Decrease) in Net Assets Resulting from Operations (197,731) 341,516
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (133,920) (84,796)
Total Dividends and Distributions (133,920) (84,796)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
148,147 62,520
Total Increase (Decrease) in Net Assets (183,504) 319,240
Net Assets
Beginning of period ....................................................................................................................
1,849,895 1,530,655
End of period ..........................................................................................................................
$ 1,666,391 $ 1,849,895
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ..................................................... $ 117,120 $ 435 N/A $ 8,123 $ 3,713 $ 8,444
Reinvested ................................................ 112,252 566 N/A 9,034 3,344 8,625
Redeemed .................................................
(84,532) (1,035) N/A (10,373) (7,432) (20,137)
Net Increase (Decrease)
$ 144,840 $ (34) N/A $ 6,784 $ (375) $ (3,068)
Shares:
Sold ..................................................... 9,594 36 N/A 679 303 676
Reinvested ................................................ 8,869 46 N/A 733 268 688
Redeemed .................................................
(6,855) (87) N/A (851) (593) (1,669)
Net Increase (Decrease)
11,608 (5) N/A 561 (22) (305)
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 178,003 $ 840 $ 636 $ 21,640 $ 7,402 $ 17,537
Reinvested ................................................ 68,892 363 523 6,255 2,702 5,986
Redeemed .................................................
(146,283) (2,568) (13,842) (39,016) (18,202) (28,348)
Net Increase (Decrease)
$ 100,612 $ (1,365) $ (12,683) $ (11,121) $ (8,098) $ (4,825)
Shares:
Sold ..................................................... 13,688 67 52 1,736 582 1,359
Reinvested ................................................ 5,597 30 44 521 222 490
Redeemed .................................................
(11,359) (206) (1,124) (3,104) (1,422) (2,186)
Net Increase (Decrease)
7,926 (109) (1,028) (847) (618) (337)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ......... $ (112,295) $ (567) N/A $ (9,089) $ (3,344) $ (8,625)
Total Dividends and Distributions
$ (112,295) $ (567) N/A $ (9,089) $ (3,344) $ (8,625)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (68,942) $ (364) $ (547) $ (6,255) $ (2,702) $ (5,986)
Total Dividends and Distributions
$ (68,942) $ (364) $ (547) $ (6,255) $ (2,702) $ (5,986)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 143,694 $ 102,377
Net realized gain (loss) on investments ................................................................................................ 398,031 399,923
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,302,047) 877,926
Net Increase (Decrease) in Net Assets Resulting from Operations (760,322) 1,380,226
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (535,306) (360,061)
Total Dividends and Distributions (535,306) (360,061)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
315,945 225,607
Total Increase (Decrease) in Net Assets (979,683) 1,245,772
Net Assets
Beginning of period ....................................................................................................................
6,600,906 5,355,134
End of period ..........................................................................................................................
$ 5,621,223 $ 6,600,906
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 7,909 $ 12,240 $ 157,721 $ 1,587 N/A $ 8,785 $ 8,220 $ 12,543
Reinvested ........................... 12,862 113,052 368,807 1,606 N/A 13,612 5,376 19,211
Redeemed ............................
(13,127) (69,720) (280,480) (2,030) N/A (16,292) (15,257) (30,680)
Net Increase (Decrease)
$ 7,644 $ 55,572 $ 246,048 $ 1,163 N/A $ 6,105 $ (1,661) $ 1,074
Shares:
Sold ................................ 499 774 10,194 102 N/A 568 504 782
Reinvested ........................... 797 7,050 22,896 101 N/A 852 321 1,195
Redeemed ............................
(839) (4,470) (17,270) (130) N/A (1,022) (931) (1,951)
Net Increase (Decrease)
457 3,354 15,820 73 N/A 398 (106) 26
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 25,136 $ 44,910 $ 288,391 $ 2,518 $ 1,388 $ 43,681 $ 16,974 $ 37,451
Reinvested ........................... 8,016 77,859 243,967 1,260 1,386 9,019 4,081 14,063
Redeemed ............................
(17,821) (124,042) (283,686) (7,951) (27,894) (45,543) (26,150) (61,406)
Net Increase (Decrease)
$ 15,331 $ (1,273) $ 248,672 $ (4,173) $ (25,120) $ 7,157 $ (5,095) $ (9,892)
Shares:
Sold ................................ 1,513 2,694 17,440 153 87 2,698 985 2,258
Reinvested ........................... 512 5,007 15,626 82 89 582 252 903
Redeemed ............................
(1,080) (7,531) (17,514) (481) (1,737) (2,796) (1,522) (3,697)
Net Increase (Decrease)
945 170 15,552 (246) (1,561) 484 (285) (536)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (13,466) $ (113,101) $ (368,908) $ (1,606) N/A $ (13,638) $ (5,376) $ (19,211)
Total Dividends and Distributions
$ (13,466) $ (113,101) $ (368,908) $ (1,606) N/A $ (13,638) $ (5,376) $ (19,211)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (8,379) $ (77,874) $ (243,985) $ (1,260) $ (1,390) $ (9,029) $ (4,081) $ (14,063)
Total Dividends and Distributions
$ (8,379) $ (77,874) $ (243,985) $ (1,260) $ (1,390) $ (9,029) $ (4,081) $ (14,063)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 43,944 $ 25,410
Net realized gain (loss) on investments ................................................................................................ 91,359 75,819
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(362,118) 274,644
Net Increase (Decrease) in Net Assets Resulting from Operations (226,815) 375,873
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (118,268) (74,807)
Total Dividends and Distributions (118,268) (74,807)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
215,011 165,018
Total Increase (Decrease) in Net Assets (130,072) 466,084
Net Assets
Beginning of period ....................................................................................................................
1,745,095 1,279,011
End of period ..........................................................................................................................
$ 1,615,023 $ 1,745,095
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ..................................................... $ 142,591 $ 512 N/A $ 6,142 $ 3,069 $ 7,472
Reinvested ................................................ 100,533 493 N/A 6,957 2,737 7,476
Redeemed .................................................
(35,068) (577) N/A (5,885) (5,833) (15,608)
Net Increase (Decrease)
$ 208,056 $ 428 N/A $ 7,214 $ (27) $ (660)
Shares:
Sold ..................................................... 10,553 38 N/A 464 228 541
Reinvested ................................................ 7,104 36 N/A 503 196 532
Redeemed .................................................
(2,509) (43) N/A (435) (431) (1,188)
Net Increase (Decrease)
15,148 31 N/A 532 (7) (115)
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 205,277 $ 951 $ 460 $ 22,923 $ 8,282 $ 18,916
Reinvested ................................................ 61,783 350 565 4,613 2,155 5,294
Redeemed .................................................
(90,071) (2,245) (13,495) (22,561) (14,007) (24,172)
Net Increase (Decrease)
$ 176,989 $ (944) $ (12,470) $ 4,975 $ (3,570) $ 38
Shares:
Sold ..................................................... 14,361 68 35 1,666 593 1,333
Reinvested ................................................ 4,645 27 44 354 164 401
Redeemed .................................................
(6,331) (162) (1,001) (1,623) (994) (1,681)
Net Increase (Decrease)
12,675 (67) (922) 397 (237) 53
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ......... $ (100,589) $ (493) N/A $ (6,973) $ (2,737) $ (7,476)
Total Dividends and Distributions
$ (100,589) $ (493) N/A $ (6,973) $ (2,737) $ (7,476)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (61,821) $ (350) $ (574) $ (4,613) $ (2,155) $ (5,294)
Total Dividends and Distributions
$ (61,821) $ (350) $ (574) $ (4,613) $ (2,155) $ (5,294)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 126,390 $ 70,238
Net realized gain (loss) on investments ................................................................................................ 282,879 283,663
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,044,486) 826,681
Net Increase (Decrease) in Net Assets Resulting from Operations (635,217) 1,180,582
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (403,456) (247,588)
Total Dividends and Distributions (403,456) (247,588)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
341,305 149,485
Total Increase (Decrease) in Net Assets (697,368) 1,082,479
Net Assets
Beginning of period ....................................................................................................................
4,891,047 3,808,568
End of period ..........................................................................................................................
$ 4,193,679 $ 4,891,047
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 6,338 $ 11,391 $ 129,572 $ 1,248 N/A $ 5,916 $ 4,307 $ 11,394
Reinvested ........................... 10,252 78,380 283,538 1,158 N/A 10,262 4,205 15,348
Redeemed ............................
(5,929) (33,690) (158,975) (1,621) N/A (7,958) (7,920) (15,911)
Net Increase (Decrease)
$ 10,661 $ 56,081 $ 254,135 $ 785 N/A $ 8,220 $ 592 $ 10,831
Shares:
Sold ................................ 373 672 7,694 75 N/A 351 253 664
Reinvested ........................... 594 4,478 16,000 66 N/A 591 241 873
Redeemed ............................
(354) (1,971) (8,916) (90) N/A (464) (464) (947)
Net Increase (Decrease)
613 3,179 14,778 51 N/A 478 30 590
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 11,493 $ 36,537 $ 216,787 $ 2,468 $ 1,144 $ 34,698 $ 11,308 $ 24,347
Reinvested ........................... 6,091 48,648 171,410 890 1,088 6,094 3,060 10,156
Redeemed ............................
(12,933) (74,511) (217,883) (6,694) (24,326) (34,109) (20,976) (45,302)
Net Increase (Decrease)
$ 4,651 $ 10,674 $ 170,314 $ (3,336) $ (22,094) $ 6,683 $ (6,608) $ (10,799)
Shares:
Sold ................................ 652 2,022 11,841 138 66 1,989 629 1,356
Reinvested ........................... 372 2,930 10,216 54 66 370 185 609
Redeemed ............................
(739) (4,188) (12,423) (370) (1,400) (1,934) (1,169) (2,503)
Net Increase (Decrease)
285 764 9,634 (178) (1,268) 425 (355) (538)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (10,480) $ (78,402) $ (283,601) $ (1,158) N/A $ (10,262) $ (4,205) $ (15,348)
Total Dividends and Distributions
$ (10,480) $ (78,402) $ (283,601) $ (1,158) N/A $ (10,262) $ (4,205) $ (15,348)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (6,227) $ (48,656) $ (171,417) $ (890) $ (1,088) $ (6,094) $ (3,060) $ (10,156)
Total Dividends and Distributions
$ (6,227) $ (48,656) $ (171,417) $ (890) $ (1,088) $ (6,094) $ (3,060) $ (10,156)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 37,545 $ 17,455
Net realized gain (loss) on investments ................................................................................................ 87,283 51,511
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(313,321) 257,577
Net Increase (Decrease) in Net Assets Resulting from Operations (188,493) 326,543
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (87,931) (49,038)
Total Dividends and Distributions (87,931) (49,038)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
154,644 118,529
Total Increase (Decrease) in Net Assets (121,780) 396,034
Net Assets
Beginning of period ....................................................................................................................
1,354,647 958,613
End of period ..........................................................................................................................
$ 1,232,867 $ 1,354,647
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ..................................................... $ 101,945 $ 421 N/A $ 4,446 $ 2,261 $ 6,772
Reinvested ................................................ 74,725 291 N/A 5,355 1,779 5,723
Redeemed .................................................
(25,188) (557) N/A (6,468) (3,783) (13,078)
Net Increase (Decrease)
$ 151,482 $ 155 N/A $ 3,333 $ 257 $ (583)
Shares:
Sold ..................................................... 6,888 28 N/A 310 156 458
Reinvested ................................................ 4,811 20 N/A 356 117 375
Redeemed .................................................
(1,644) (39) N/A (434) (249) (914)
Net Increase (Decrease)
10,055 9 N/A 232 24 (81)
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 151,024 $ 971 $ 938 $ 19,171 $ 4,542 $ 13,162
Reinvested ................................................ 40,429 188 419 3,090 1,334 3,561
Redeemed .................................................
(60,284) (1,813) (12,318) (18,721) (10,248) (16,916)
Net Increase (Decrease)
$ 131,169 $ (654) $ (10,961) $ 3,540 $ (4,372) $ (193)
Shares:
Sold ..................................................... 9,690 65 66 1,304 303 867
Reinvested ................................................ 2,834 14 30 223 95 254
Redeemed .................................................
(3,946) (124) (854) (1,253) (667) (1,091)
Net Increase (Decrease)
8,578 (45) (758) 274 (269) 30
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ......... $ (74,767) $ (299) N/A $ (5,358) $ (1,779) $ (5,728)
Total Dividends and Distributions
$ (74,767) $ (299) N/A $ (5,358) $ (1,779) $ (5,728)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (40,437) $ (195) $ (421) $ (3,090) $ (1,334) $ (3,561)
Total Dividends and Distributions
$ (40,437) $ (195) $ (421) $ (3,090) $ (1,334) $ (3,561)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 86,521 $ 40,493
Net realized gain (loss) on investments ................................................................................................ 206,347 154,422
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(722,887) 607,713
Net Increase (Decrease) in Net Assets Resulting from Operations (430,019) 802,628
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (235,887) (133,196)
Total Dividends and Distributions (235,887) (133,196)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
245,719 147,532
Total Increase (Decrease) in Net Assets (420,187) 816,964
Net Assets
Beginning of period ....................................................................................................................
3,122,307 2,305,343
End of period ..........................................................................................................................
$ 2,702,120 $ 3,122,307
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 6,325 $ 5,268 $ 103,942 $ 801 N/A $ 5,976 $ 3,294 $ 8,933
Reinvested ........................... 7,603 23,917 183,981 883 N/A 6,811 3,110 9,376
Redeemed ............................
(4,365) (12,985) (77,726) (867) N/A (5,183) (7,329) (16,046)
Net Increase (Decrease)
$ 9,563 $ 16,200 $ 210,197 $ 817 N/A $ 7,604 $ (925) $ 2,263
Shares:
Sold ................................ 348 303 5,856 46 N/A 340 186 500
Reinvested ........................... 410 1,342 9,949 49 N/A 375 170 510
Redeemed ............................
(243) (745) (4,157) (46) N/A (284) (404) (906)
Net Increase (Decrease)
515 900 11,648 49 N/A 431 (48) 104
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 12,069 $ 20,092 $ 202,333 $ 2,336 $ 785 $ 29,067 $ 11,797 $ 19,626
Reinvested ........................... 4,189 13,781 102,202 548 764 3,691 2,016 5,911
Redeemed ............................
(11,689) (27,160) (148,015) (3,726) (19,054) (26,722) (15,860) (31,449)
Net Increase (Decrease)
$ 4,569 $ 6,713 $ 156,520 $ (842) $ (17,505) $ 6,036 $ (2,047) $ (5,912)
Shares:
Sold ................................ 650 1,110 10,790 128 44 1,618 634 1,059
Reinvested ........................... 244 833 5,965 32 46 219 119 347
Redeemed ............................
(631) (1,518) (8,258) (200) (1,070) (1,462) (848) (1,677)
Net Increase (Decrease)
263 425 8,497 (40) (980) 375 (95) (271)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (7,710) $ (23,923) $ (184,073) $ (883) N/A $ (6,812) $ (3,110) $ (9,376)
Total Dividends and Distributions
$ (7,710) $ (23,923) $ (184,073) $ (883) N/A $ (6,812) $ (3,110) $ (9,376)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (4,249) $ (13,783) $ (102,232) $ (548) $ (766) $ (3,691) $ (2,016) $ (5,911)
Total Dividends and Distributions
$ (4,249) $ (13,783) $ (102,232) $ (548) $ (766) $ (3,691) $ (2,016) $ (5,911)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 22,030 $ 9,002
Net realized gain (loss) on investments ................................................................................................ 52,602 23,150
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(186,501) 160,103
Net Increase (Decrease) in Net Assets Resulting from Operations (111,869) 192,255
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (44,269) (22,877)
Total Dividends and Distributions (44,269) (22,877)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
101,824 92,792
Total Increase (Decrease) in Net Assets (54,314) 262,170
Net Assets
Beginning of period ....................................................................................................................
776,991 514,821
End of period ..........................................................................................................................
$ 722,677 $ 776,991
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ..................................................... $ 68,752 $ 561 N/A $ 4,890 $ 1,558 $ 4,549
Reinvested ................................................ 37,834 185 N/A 2,571 853 2,777
Redeemed .................................................
(8,714) (313) N/A (4,647) (2,147) (6,885)
Net Increase (Decrease)
$ 97,872 $ 433 N/A $ 2,814 $ 264 $ 441
Shares:
Sold ..................................................... 4,180 34 N/A 301 95 274
Reinvested ................................................ 2,196 11 N/A 154 51 164
Redeemed .................................................
(506) (20) N/A (283) (126) (433)
Net Increase (Decrease)
5,870 25 N/A 172 20 5
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 110,583 $ 861 $ 472 $ 12,987 $ 3,601 $ 10,282
Reinvested ................................................ 18,955 100 190 1,331 602 1,684
Redeemed .................................................
(32,924) (1,062) (6,392) (9,679) (5,879) (12,920)
Net Increase (Decrease)
$ 96,614 $ (101) $ (5,730) $ 4,639 $ (1,676) $ (954)
Shares:
Sold ..................................................... 6,515 55 31 809 220 618
Reinvested ................................................ 1,221 7 13 88 40 110
Redeemed .................................................
(1,967) (68) (406) (591) (353) (755)
Net Increase (Decrease)
5,769 (6) (362) 306 (93) (27)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ......... $ (37,880) $ (185) N/A $ (2,574) $ (853) $ (2,777)
Total Dividends and Distributions
$ (37,880) $ (185) N/A $ (2,574) $ (853) $ (2,777)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (18,970) $ (100) $ (190) $ (1,331) $ (602) $ (1,684)
Total Dividends and Distributions
$ (18,970) $ (100) $ (190) $ (1,331) $ (602) $ (1,684)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 20,124 $ 7,774
Net realized gain (loss) on investments ................................................................................................ 48,032 16,942
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(169,858) 146,695
Net Increase (Decrease) in Net Assets Resulting from Operations (101,702) 171,411
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (36,697) (18,289)
Total Dividends and Distributions (36,697) (18,289)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
89,524 114,878
Total Increase (Decrease) in Net Assets (48,875) 268,000
Net Assets
Beginning of period ....................................................................................................................
710,920 442,920
End of period ..........................................................................................................................
$ 662,045 $ 710,920
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ........................................... $ 2,040 $ 69,708 $ 375 N/A $ 2,661 $ 1,280 $ 4,374
Reinvested ...................................... 913 32,777 110 N/A 1,052 336 1,482
Redeemed .......................................
(1,810) (17,434) (128) N/A (1,855) (2,007) (4,350)
Net Increase (Decrease)
$ 1,143 $ 85,051 $ 357 N/A $ 1,858 $ (391) $ 1,506
Shares:
Sold ........................................... 115 3,962 22 N/A 152 73 249
Reinvested ...................................... 50 1,781 6 N/A 58 18 81
Redeemed .......................................
(103) (941) (7) N/A (103) (112) (245)
Net Increase (Decrease)
62 4,802 21 N/A 107 (21) 85
Year Ended October 31, 2021
(a)
Dollars:
Sold ........................................... $ 5,571 $ 126,085 $ 987 $ 570 $ 9,823 $ 3,666 $ 10,841
Reinvested ...................................... 449 16,035 73 117 527 232 852
Redeemed .......................................
(3,038) (31,963) (1,199) (4,486) (7,269) (3,983) (9,012)
Net Increase (Decrease)
$ 2,982 $ 110,157 $ (139) $ (3,799) $ 3,081 $ (85) $ 2,681
Shares:
Sold ........................................... 313 7,053 59 35 566 207 613
Reinvested ...................................... 28 975 4 7 33 14 52
Redeemed .......................................
(169) (1,854) (69) (265) (415) (221) (496)
Net Increase (Decrease)
172 6,174 (6) (223) 184 – 169
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments $ (913) $ (32,803) $ (110) N/A $ (1,053) $ (336) $ (1,482)
Total Dividends and Distributions
$ (913) $ (32,803) $ (110) N/A $ (1,053) $ (336) $ (1,482)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments $ (449) $ (16,039) $ (73) $ (117) $ (527) $ (232) $ (852)
Total Dividends and Distributions
$ (449) $ (16,039) $ (73) $ (117) $ (527) $ (232) $ (852)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,482 $ 598
Net realized gain (loss) on investments ................................................................................................ 5,801 962
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(21,397) 13,383
Net Increase (Decrease) in Net Assets Resulting from Operations (13,114) 14,943
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (3,319) (964)
Total Dividends and Distributions (3,319) (964)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
21,185 38,206
Total Increase (Decrease) in Net Assets 4,752 52,185
Net Assets
Beginning of period ....................................................................................................................
83,010 30,825
End of period ..........................................................................................................................
$ 87,762 $ 83,010
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ..................................................... $ 21,915 $ 141 N/A $ 1,747 $ 236 $ 2,402
Reinvested ................................................ 2,952 8 N/A 154 44 159
Redeemed .................................................
(6,709) (30) N/A (499) (186) (1,149)
Net Increase (Decrease)
$ 18,158 $ 119 N/A $ 1,402 $ 94 $ 1,412
Shares:
Sold ..................................................... 1,558 10 N/A 123 17 170
Reinvested ................................................ 201 1 N/A 11 3 11
Redeemed .................................................
(477) (2) N/A (34) (13) (85)
Net Increase (Decrease)
1,282 9 N/A 100 7 96
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................................... $ 41,763 $ 197 $ 176 $ 4,018 $ 999 $ 2,607
Reinvested ................................................ 849 2 3 36 18 56
Redeemed .................................................
(7,828) (110) (427) (2,216) (532) (1,405)
Net Increase (Decrease)
$ 34,784 $ 89 $ (248) $ 1,838 $ 485 $ 1,258
Shares:
Sold ..................................................... 2,988 15 14 287 74 186
Reinvested ................................................ 66 – – 3 1 4
Redeemed .................................................
(555) (8) (33) (158) (38) (99)
Net Increase (Decrease)
2,499 7 (19) 132 37 91
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ......... $ (2,952) $ (9) N/A $ (154) $ (45) $ (159)
Total Dividends and Distributions
$ (2,952) $ (9) N/A $ (154) $ (45) $ (159)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ......... $ (849) $ (2) $ (3) $ (36) $ (18) $ (56)
Total Dividends and Distributions
$ (849) $ (2) $ (3) $ (36) $ (18) $ (56)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 3,075 $ 4,605
Net realized gain (loss) on investments ................................................................................................ 5,951 5,270
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(22,564) 6,852
Net Increase (Decrease) in Net Assets Resulting from Operations (13,538) 16,727
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (7,981) (5,423)
Total Dividends and Distributions (7,981) (5,423)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
35,942 19,939
Total Increase (Decrease) in Net Assets 14,423 31,243
Net Assets
Beginning of period ....................................................................................................................
137,205 105,962
End of period ..........................................................................................................................
$ 151,628 $ 137,205
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 38,473 $ 2,143 N/A N/A $ 3,314
Reinvested ........................................................... 3,482 1,257 N/A N/A 3,242
Redeemed ............................................................
(6,248) (3,020) N/A N/A (6,701)
Net Increase (Decrease)
$ 35,707 $ 380 N/A N/A $ (145)
Shares:
Sold ................................................................ 3,209 177 N/A N/A 273
Reinvested ........................................................... 282 101 N/A N/A 261
Redeemed ............................................................
(525) (252) N/A N/A (552)
Net Increase (Decrease)
2,966 26 N/A N/A (18)
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 25,125 $ 3,582 $ 25 $ 3 $ 10,742
Reinvested ........................................................... 1,541 1,025 6 3 2,848
Redeemed ............................................................
(4,527) (3,243) (141) (78) (16,972)
Net Increase (Decrease)
$ 22,139 $ 1,364 $ (110) $ (72) $ (3,382)
Shares:
Sold ................................................................ 2,003 289 2 – 861
Reinvested ........................................................... 128 85 1 – 235
Redeemed ............................................................
(362) (260) (12) (6) (1,349)
Net Increase (Decrease)
1,769 114 (9) (6) (253)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (3,482) $ (1,257) N/A N/A $ (3,242)
Total Dividends and Distributions
$ (3,482) $ (1,257) N/A N/A $ (3,242)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (1,541) $ (1,025) $ (6) $ (3) $ (2,848)
Total Dividends and Distributions
$ (1,541) $ (1,025) $ (6) $ (3) $ (2,848)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 10,651 $ 14,665
Net realized gain (loss) on investments ................................................................................................ 23,477 18,294
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(79,307) 34,217
Net Increase (Decrease) in Net Assets Resulting from Operations (45,179) 67,176
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (27,899) (17,800)
Total Dividends and Distributions (27,899) (17,800)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
47,414 76,921
Total Increase (Decrease) in Net Assets (25,664) 126,297
Net Assets
Beginning of period ....................................................................................................................
477,495 351,198
End of period ..........................................................................................................................
$ 451,831 $ 477,495
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 53,564 $ 5,678 N/A N/A $ 7,607
Reinvested ........................................................... 11,229 3,290 N/A N/A 13,377
Redeemed ............................................................
(18,671) (8,952) N/A N/A (19,708)
Net Increase (Decrease)
$ 46,122 $ 16 N/A N/A $ 1,276
Shares:
Sold ................................................................ 4,241 452 N/A N/A 603
Reinvested ........................................................... 873 254 N/A N/A 1,034
Redeemed ............................................................
(1,514) (710) N/A N/A (1,556)
Net Increase (Decrease)
3,600 (4) N/A N/A 81
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 96,709 $ 11,340 $ 160 $ 23 $ 25,441
Reinvested ........................................................... 4,625 2,421 35 68 10,619
Redeemed ............................................................
(17,857) (11,323) (943) (1,600) (42,797)
Net Increase (Decrease)
$ 83,477 $ 2,438 $ (748) $ (1,509) $ (6,737)
Shares:
Sold ................................................................ 7,417 883 13 2 1,968
Reinvested ........................................................... 374 195 3 6 854
Redeemed ............................................................
(1,375) (863) (75) (126) (3,309)
Net Increase (Decrease)
6,416 215 (59) (118) (487)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (11,232) $ (3,290) N/A N/A $ (13,377)
Total Dividends and Distributions
$ (11,232) $ (3,290) N/A N/A $ (13,377)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (4,656) $ (2,422) $ (35) $ (68) $ (10,619)
Total Dividends and Distributions
$ (4,656) $ (2,422) $ (35) $ (68) $ (10,619)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 11,565 $ 13,028
Net realized gain (loss) on investments ................................................................................................ 26,606 15,012
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(90,031) 47,153
Net Increase (Decrease) in Net Assets Resulting from Operations (51,860) 75,193
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (26,014) (15,116)
Total Dividends and Distributions (26,014) (15,116)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
89,543 111,690
Total Increase (Decrease) in Net Assets 11,669 171,767
Net Assets
Beginning of period ....................................................................................................................
489,018 317,251
End of period ..........................................................................................................................
$ 500,687 $ 489,018
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 86,042 $ 8,910 N/A N/A $ 13,657
Reinvested ........................................................... 11,547 3,879 N/A N/A 10,585
Redeemed ............................................................
(25,666) (6,430) N/A N/A (12,981)
Net Increase (Decrease)
$ 71,923 $ 6,359 N/A N/A $ 11,261
Shares:
Sold ................................................................ 6,393 657 N/A N/A 1,028
Reinvested ........................................................... 841 281 N/A N/A 767
Redeemed ............................................................
(1,928) (482) N/A N/A (972)
Net Increase (Decrease)
5,306 456 N/A N/A 823
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 109,411 $ 15,055 $ 523 $ 29 $ 43,920
Reinvested ........................................................... 4,795 2,708 37 43 7,533
Redeemed ............................................................
(22,654) (11,900) (993) (1,103) (35,714)
Net Increase (Decrease)
$ 91,552 $ 5,863 $ (433) $ (1,031) $ 15,739
Shares:
Sold ................................................................ 8,005 1,121 41 2 3,245
Reinvested ........................................................... 372 209 3 3 581
Redeemed ............................................................
(1,668) (873) (76) (83) (2,631)
Net Increase (Decrease)
6,709 457 (32) (78) 1,195
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (11,550) $ (3,879) N/A N/A $ (10,585)
Total Dividends and Distributions
$ (11,550) $ (3,879) N/A N/A $ (10,585)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (4,795) $ (2,708) $ (37) $ (43) $ (7,533)
Total Dividends and Distributions
$ (4,795) $ (2,708) $ (37) $ (43) $ (7,533)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 12,233 $ 13,501
Net realized gain (loss) on investments ................................................................................................ 34,689 16,954
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(107,129) 61,253
Net Increase (Decrease) in Net Assets Resulting from Operations (60,207) 91,708
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (28,649) (16,816)
Total Dividends and Distributions (28,649) (16,816)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
76,690 121,044
Total Increase (Decrease) in Net Assets (12,166) 195,936
Net Assets
Beginning of period ....................................................................................................................
532,735 336,799
End of period ..........................................................................................................................
$ 520,569 $ 532,735
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 55,974 $ 7,631 N/A N/A $ 19,306
Reinvested ........................................................... 9,832 4,873 N/A N/A 13,941
Redeemed ............................................................
(14,055) (6,813) N/A N/A (13,999)
Net Increase (Decrease)
$ 51,751 $ 5,691 N/A N/A $ 19,248
Shares:
Sold ................................................................ 4,073 551 N/A N/A 1,404
Reinvested ........................................................... 692 341 N/A N/A 976
Redeemed ............................................................
(1,032) (485) N/A N/A (1,026)
Net Increase (Decrease)
3,733 407 N/A N/A 1,354
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 92,642 $ 24,647 $ 78 $ 42 $ 50,319
Reinvested ........................................................... 4,160 2,930 22 132 9,563
Redeemed ............................................................
(17,432) (8,827) (635) (3,309) (33,288)
Net Increase (Decrease)
$ 79,370 $ 18,750 $ (535) $ (3,135) $ 26,594
Shares:
Sold ................................................................ 6,563 1,776 6 3 3,600
Reinvested ........................................................... 316 221 1 10 724
Redeemed ............................................................
(1,252) (626) (47) (241) (2,383)
Net Increase (Decrease)
5,627 1,371 (40) (228) 1,941
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (9,834) $ (4,873) N/A N/A $ (13,942)
Total Dividends and Distributions
$ (9,834) $ (4,873) N/A N/A $ (13,942)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (4,169) $ (2,930) $ (22) $ (132) $ (9,563)
Total Dividends and Distributions
$ (4,169) $ (2,930) $ (22) $ (132) $ (9,563)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 9,511 $ 8,920
Net realized gain (loss) on investments ................................................................................................ 27,863 11,008
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(84,836) 55,106
Net Increase (Decrease) in Net Assets Resulting from Operations (47,462) 75,034
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (20,210) (10,927)
Total Dividends and Distributions (20,210) (10,927)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
59,476 97,446
Total Increase (Decrease) in Net Assets (8,196) 161,553
Net Assets
Beginning of period ....................................................................................................................
402,777 241,224
End of period ..........................................................................................................................
$ 394,581 $ 402,777
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 40,077 $ 10,292 N/A N/A $ 14,209
Reinvested ........................................................... 7,382 3,906 N/A N/A 8,918
Redeemed ............................................................
(13,395) (3,730) N/A N/A (8,183)
Net Increase (Decrease)
$ 34,064 $ 10,468 N/A N/A $ 14,944
Shares:
Sold ................................................................ 2,751 703 N/A N/A 972
Reinvested ........................................................... 493 260 N/A N/A 592
Redeemed ............................................................
(934) (251) N/A N/A (566)
Net Increase (Decrease)
2,310 712 N/A N/A 998
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 70,555 $ 15,608 $ 238 $ 40 $ 39,968
Reinvested ........................................................... 2,866 2,394 35 37 5,595
Redeemed ............................................................
(9,044) (6,974) (1,051) (1,043) (21,778)
Net Increase (Decrease)
$ 64,377 $ 11,028 $ (778) $ (966) $ 23,785
Shares:
Sold ................................................................ 4,805 1,080 18 3 2,754
Reinvested ........................................................... 210 175 2 3 408
Redeemed ............................................................
(620) (469) (75) (74) (1,478)
Net Increase (Decrease)
4,395 786 (55) (68) 1,684
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (7,386) $ (3,906) N/A N/A $ (8,918)
Total Dividends and Distributions
$ (7,386) $ (3,906) N/A N/A $ (8,918)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (2,866) $ (2,394) $ (35) $ (37) $ (5,595)
Total Dividends and Distributions
$ (2,866) $ (2,394) $ (35) $ (37) $ (5,595)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 9,063 $ 7,633
Net realized gain (loss) on investments ................................................................................................ 29,532 10,511
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(84,946) 58,741
Net Increase (Decrease) in Net Assets Resulting from Operations (46,351) 76,885
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (19,182) (10,168)
Total Dividends and Distributions (19,182) (10,168)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
59,280 77,288
Total Increase (Decrease) in Net Assets (6,253) 144,005
Net Assets
Beginning of period ....................................................................................................................
378,450 234,445
End of period ..........................................................................................................................
$ 372,197 $ 378,450
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 39,013 $ 7,306 N/A N/A $ 15,422
Reinvested ........................................................... 6,141 3,393 N/A N/A 9,647
Redeemed ............................................................
(9,885) (4,606) N/A N/A (7,151)
Net Increase (Decrease)
$ 35,269 $ 6,093 N/A N/A $ 17,918
Shares:
Sold ................................................................ 2,611 491 N/A N/A 1,038
Reinvested ........................................................... 402 221 N/A N/A 627
Redeemed ............................................................
(663) (313) N/A N/A (485)
Net Increase (Decrease)
2,350 399 N/A N/A 1,180
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 57,591 $ 13,949 $ 119 $ 68 $ 37,756
Reinvested ........................................................... 2,184 1,923 35 68 5,958
Redeemed ............................................................
(9,647) (5,289) (1,161) (2,076) (24,190)
Net Increase (Decrease)
$ 50,128 $ 10,583 $ (1,007) $ (1,940) $ 19,524
Shares:
Sold ................................................................ 3,826 951 9 5 2,546
Reinvested ........................................................... 159 139 3 5 430
Redeemed ............................................................
(648) (355) (82) (144) (1,618)
Net Increase (Decrease)
3,337 735 (70) (134) 1,358
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (6,142) $ (3,393) N/A N/A $ (9,647)
Total Dividends and Distributions
$ (6,142) $ (3,393) N/A N/A $ (9,647)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (2,184) $ (1,923) $ (35) $ (68) $ (5,958)
Total Dividends and Distributions
$ (2,184) $ (1,923) $ (35) $ (68) $ (5,958)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 5,965 $ 4,589
Net realized gain (loss) on investments ................................................................................................ 20,825 6,159
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(58,067) 43,097
Net Increase (Decrease) in Net Assets Resulting from Operations (31,277) 53,845
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (11,851) (6,055)
Total Dividends and Distributions (11,851) (6,055)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
40,873 50,229
Total Increase (Decrease) in Net Assets (2,255) 98,019
Net Assets
Beginning of period ....................................................................................................................
248,289 150,270
End of period ..........................................................................................................................
$ 246,034 $ 248,289
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 22,793 $ 6,269 N/A N/A $ 12,117
Reinvested ........................................................... 3,440 2,618 N/A N/A 5,793
Redeemed ............................................................
(5,886) (2,633) N/A N/A (3,638)
Net Increase (Decrease)
$ 20,347 $ 6,254 N/A N/A $ 14,272
Shares:
Sold ................................................................ 1,483 408 N/A N/A 792
Reinvested ........................................................... 217 165 N/A N/A 364
Redeemed ............................................................
(392) (171) N/A N/A (240)
Net Increase (Decrease)
1,308 402 N/A N/A 916
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 35,742 $ 10,573 $ 71 $ 31 $ 29,168
Reinvested ........................................................... 1,248 1,444 25 23 3,315
Redeemed ............................................................
(7,679) (4,265) (882) (764) (17,821)
Net Increase (Decrease)
$ 29,311 $ 7,752 $ (786) $ (710) $ 14,662
Shares:
Sold ................................................................ 2,322 706 5 2 1,925
Reinvested ........................................................... 89 102 2 2 234
Redeemed ............................................................
(500) (274) (61) (53) (1,151)
Net Increase (Decrease)
1,911 534 (54) (49) 1,008
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (3,440) $ (2,618) N/A N/A $ (5,793)
Total Dividends and Distributions
$ (3,440) $ (2,618) N/A N/A $ (5,793)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (1,248) $ (1,444) $ (25) $ (23) $ (3,315)
Total Dividends and Distributions
$ (1,248) $ (1,444) $ (25) $ (23) $ (3,315)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 4,936 $ 3,347
Net realized gain (loss) on investments ................................................................................................ 17,629 4,769
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(48,687) 36,453
Net Increase (Decrease) in Net Assets Resulting from Operations (26,122) 44,569
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (9,523) (4,667)
Total Dividends and Distributions (9,523) (4,667)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
33,525 45,809
Total Increase (Decrease) in Net Assets (2,120) 85,711
Net Assets
Beginning of period ....................................................................................................................
205,682 119,971
End of period ..........................................................................................................................
$ 203,562 $ 205,682
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 20,120 $ 5,781 N/A N/A $ 9,388
Reinvested ........................................................... 2,682 1,997 N/A N/A 4,844
Redeemed ............................................................
(5,585) (2,272) N/A N/A (3,430)
Net Increase (Decrease)
$ 17,217 $ 5,506 N/A N/A $ 10,802
Shares:
Sold ................................................................ 1,297 372 N/A N/A 606
Reinvested ........................................................... 167 124 N/A N/A 301
Redeemed ............................................................
(361) (146) N/A N/A (222)
Net Increase (Decrease)
1,103 350 N/A N/A 685
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 27,761 $ 9,236 $ 51 $ 31 $ 25,127
Reinvested ........................................................... 996 1,087 14 33 2,537
Redeemed ............................................................
(6,653) (4,514) (513) (1,100) (8,284)
Net Increase (Decrease)
$ 22,104 $ 5,809 $ (448) $ (1,036) $ 19,380
Shares:
Sold ................................................................ 1,775 607 3 2 1,634
Reinvested ........................................................... 70 77 1 2 179
Redeemed ............................................................
(427) (288) (35) (74) (541)
Net Increase (Decrease)
1,418 396 (31) (70) 1,272
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (2,682) $ (1,997) N/A N/A $ (4,844)
Total Dividends and Distributions
$ (2,682) $ (1,997) N/A N/A $ (4,844)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (996) $ (1,087) $ (14) $ (33) $ (2,537)
Total Dividends and Distributions
$ (996) $ (1,087) $ (14) $ (33) $ (2,537)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,406 $ 1,384
Net realized gain (loss) on investments ................................................................................................ 8,766 1,936
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(24,062) 17,591
Net Increase (Decrease) in Net Assets Resulting from Operations (12,890) 20,911
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (4,298) (1,927)
Total Dividends and Distributions (4,298) (1,927)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
19,234 28,501
Total Increase (Decrease) in Net Assets 2,046 47,485
Net Assets
Beginning of period ....................................................................................................................
99,929 52,444
End of period ..........................................................................................................................
$ 101,975 $ 99,929
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 9,617 $ 3,818 N/A N/A $ 6,638
Reinvested ........................................................... 1,077 1,071 N/A N/A 2,150
Redeemed ............................................................
(2,290) (1,358) N/A N/A (1,489)
Net Increase (Decrease)
$ 8,404 $ 3,531 N/A N/A $ 7,299
Shares:
Sold ................................................................ 604 238 N/A N/A 420
Reinvested ........................................................... 65 65 N/A N/A 130
Redeemed ............................................................
(144) (85) N/A N/A (91)
Net Increase (Decrease)
525 218 N/A N/A 459
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 13,173 $ 7,540 $ 88 $ 51 $ 14,161
Reinvested ........................................................... 329 504 10 11 1,073
Redeemed ............................................................
(1,961) (2,047) (396) (439) (3,596)
Net Increase (Decrease)
$ 11,541 $ 5,997 $ (298) $ (377) $ 11,638
Shares:
Sold ................................................................ 828 487 6 3 900
Reinvested ........................................................... 23 35 1 1 74
Redeemed ............................................................
(125) (127) (27) (29) (233)
Net Increase (Decrease)
726 395 (20) (25) 741
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (1,077) $ (1,071) N/A N/A $ (2,150)
Total Dividends and Distributions
$ (1,077) $ (1,071) N/A N/A $ (2,150)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (329) $ (504) $ (10) $ (11) $ (1,073)
Total Dividends and Distributions
$ (329) $ (504) $ (10) $ (11) $ (1,073)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 949 $ 451
Net realized gain (loss) on investments ................................................................................................ 3,476 639
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(9,627) 6,429
Net Increase (Decrease) in Net Assets Resulting from Operations (5,202) 7,519
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (1,542) (616)
Total Dividends and Distributions (1,542) (616)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
10,115 14,135
Total Increase (Decrease) in Net Assets 3,371 21,038
Net Assets
Beginning of period ....................................................................................................................
38,789 17,751
End of period ..........................................................................................................................
$ 42,160 $ 38,789
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 5,670 $ 2,349 N/A N/A $ 3,933
Reinvested ........................................................... 395 361 N/A N/A 785
Redeemed ............................................................
(1,602) (1,121) N/A N/A (655)
Net Increase (Decrease)
$ 4,463 $ 1,589 N/A N/A $ 4,063
Shares:
Sold ................................................................ 352 145 N/A N/A 241
Reinvested ........................................................... 24 21 N/A N/A 46
Redeemed ............................................................
(99) (68) N/A N/A (40)
Net Increase (Decrease)
277 98 N/A N/A 247
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 5,915 $ 5,314 $ 23 $ 28 $ 7,741
Reinvested ........................................................... 109 149 3 9 345
Redeemed ............................................................
(974) (2,046) (144) (368) (1,969)
Net Increase (Decrease)
$ 5,050 $ 3,417 $ (118) $ (331) $ 6,117
Shares:
Sold ................................................................ 365 332 2 2 482
Reinvested ........................................................... 8 10 – – 23
Redeemed ............................................................
(61) (125) (9) (24) (123)
Net Increase (Decrease)
312 217 (7) (22) 382
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (395) $ (361) N/A N/A $ (786)
Total Dividends and Distributions
$ (395) $ (361) N/A N/A $ (786)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (109) $ (149) $ (3) $ (10) $ (345)
Total Dividends and Distributions
$ (109) $ (149) $ (3) $ (10) $ (345)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 254 $ 100
Net realized gain (loss) on investments ................................................................................................ 934 155
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(2,633) 1,384
Net Increase (Decrease) in Net Assets Resulting from Operations (1,445) 1,639
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (254) (101)
From tax return of capital ..............................................................................................................
– (3)
Total Dividends and Distributions (254) (104)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
2,999 5,541
Total Increase (Decrease) in Net Assets 1,300 7,076
Net Assets
Beginning of period ....................................................................................................................
10,033 2,957
End of period ..........................................................................................................................
$ 11,333 $ 10,033
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 2,113 $ 1,092 N/A N/A $ 1,643
Reinvested ........................................................... 135 34 N/A N/A 85
Redeemed ............................................................
(1,068) (710) N/A N/A (325)
Net Increase (Decrease)
$ 1,180 $ 416 N/A N/A $ 1,403
Shares:
Sold ................................................................ 143 75 N/A N/A 113
Reinvested ........................................................... 9 2 N/A N/A 5
Redeemed ............................................................
(74) (50) N/A N/A (22)
Net Increase (Decrease)
78 27 N/A N/A 96
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 3,750 $ 1,127 $ 10 – $ 2,718
Reinvested ........................................................... 52 10 – 1 41
Redeemed ............................................................
(777) (347) (25) (27) (992)
Net Increase (Decrease)
$ 3,025 $ 790 $ (15) $ (26) $ 1,767
Shares:
Sold ................................................................ 269 77 1 – 197
Reinvested ........................................................... 4 1 – – 3
Redeemed ............................................................
(55) (24) (2) (2) (71)
Net Increase (Decrease)
218 54 (1) (2) 129
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (135) $ (34) N/A N/A $ (85)
Total Dividends and Distributions
$ (135) $ (34) N/A N/A $ (85)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (50) $ (10) – $ (1) $ (40)
From tax return of capital ................................................. (2) – – – (1)
Total Dividends and Distributions
$ (52) $ (10) – $ (1) $ (41)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,845 $ 3,086
Net realized gain (loss) on investments ................................................................................................ 3,051 2,948
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(12,702) 690
Net Increase (Decrease) in Net Assets Resulting from Operations (7,806) 6,724
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (4,719) (3,308)
Total Dividends and Distributions (4,719) (3,308)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
13,386 17,556
Total Increase (Decrease) in Net Assets 861 20,972
Net Assets
Beginning of period ....................................................................................................................
85,471 64,499
End of period ..........................................................................................................................
$ 86,332 $ 85,471
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................................................ $ 13,068 $ 3,375 N/A N/A $ 3,119
Reinvested ........................................................... 1,907 929 N/A N/A 1,883
Redeemed ............................................................
(4,484) (3,513) N/A N/A (2,898)
Net Increase (Decrease)
$ 10,491 $ 791 N/A N/A $ 2,104
Shares:
Sold ................................................................ 1,208 311 N/A N/A 283
Reinvested ........................................................... 170 83 N/A N/A 167
Redeemed ............................................................
(421) (324) N/A N/A (266)
Net Increase (Decrease)
957 70 N/A N/A 184
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................................ $ 15,961 $ 6,820 $ 472 $ 1 $ 7,178
Reinvested ........................................................... 999 617 27 5 1,653
Redeemed ............................................................
(3,060) (3,360) (845) (120) (8,792)
Net Increase (Decrease)
$ 13,900 $ 4,077 $ (346) $ (114) $ 39
Shares:
Sold ................................................................ 1,391 596 41 – 624
Reinvested ........................................................... 89 55 3 1 146
Redeemed ............................................................
(267) (291) (75) (12) (764)
Net Increase (Decrease)
1,213 360 (31) (11) 6
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments .................... $ (1,907) $ (929) N/A N/A $ (1,883)
Total Dividends and Distributions
$ (1,907) $ (929) N/A N/A $ (1,883)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................... $ (1,006) $ (617) $ (27) $ (5) $ (1,653)
Total Dividends and Distributions
$ (1,006) $ (617) $ (27) $ (5) $ (1,653)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 8,654 $ 8,981
Net realized gain (loss) on investments ................................................................................................ 10,969 23,987
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(60,104) 9,003
Net Increase (Decrease) in Net Assets Resulting from Operations (40,481) 41,971
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (32,263) (16,559)
Total Dividends and Distributions (32,263) (16,559)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
3,553 913
Total Increase (Decrease) in Net Assets (69,191) 26,325
Net Assets
Beginning of period ....................................................................................................................
460,578 434,253
End of period ..........................................................................................................................
$ 391,387 $ 460,578
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 1,494 $ 7,859 $ 16,358 $ 77 N/A $ 715 $ 860 $ 1,758
Reinvested ........................... 1,393 5,165 23,525 128 N/A 700 341 960
Redeemed ............................
(1,009) (6,941) (44,386) (255) N/A (1,225) (1,616) (2,348)
Net Increase (Decrease)
$ 1,878 $ 6,083 $ (4,503) $ (50) N/A $ 190 $ (415) $ 370
Shares:
Sold ................................ 119 660 1,365 7 N/A 61 73 143
Reinvested ........................... 112 423 1,913 10 N/A 57 28 78
Redeemed ............................
(82) (590) (3,617) (20) N/A (102) (136) (197)
Net Increase (Decrease)
149 493 (339) (3) N/A 16 (35) 24
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 5,142 $ 9,727 $ 70,988 $ 769 $ 90 $ 6,266 $ 1,984 $ 2,639
Reinvested ........................... 568 2,419 12,201 80 127 376 181 590
Redeemed ............................
(3,039) (9,609) (77,279) (1,107) (4,314) (8,191) (2,415) (7,281)
Net Increase (Decrease)
$ 2,671 $ 2,537 $ 5,910 $ (258) $ (4,097) $ (1,549) $ (250) $ (4,052)
Shares:
Sold ................................ 396 763 5,524 60 7 497 156 206
Reinvested ........................... 44 192 963 6 10 30 14 47
Redeemed ............................
(233) (754) (6,021) (86) (340) (647) (190) (566)
Net Increase (Decrease)
207 201 466 (20) (323) (120) (20) (313)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (1,410) $ (5,189) $ (23,529) $ (128) N/A $ (705) $ (342) $ (960)
Total Dividends and Distributions
$ (1,410) $ (5,189) $ (23,529) $ (128) N/A $ (705) $ (342) $ (960)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (573) $ (2,430) $ (12,201) $ (80) $ (127) $ (376) $ (182) $ (590)
Total Dividends and Distributions
$ (573) $ (2,430) $ (12,201) $ (80) $ (127) $ (376) $ (182) $ (590)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 36,397 $ 64,513
Net realized gain (loss) on investments ................................................................................................ 87,623 504,913
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(303,772) 1,487,689
Net Increase (Decrease) in Net Assets Resulting from Operations (179,752) 2,057,115
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (243,620) (136,815)
Total Dividends and Distributions (243,620) (136,815)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
734,330 398,242
Total Increase (Decrease) in Net Assets 310,958 2,318,542
Net Assets
Beginning of period ....................................................................................................................
6,745,971 4,427,429
End of period ..........................................................................................................................
$ 7,056,929 $ 6,745,971
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ............................. $ 53,156 $ 5,324 $ 9,946 $ 694,498 $ 320 N/A $ 8,989 $ 4,126 $ 14,162 $ 502,607
Reinvested ........................ 8,794 1,206 6,515 126,681 96 N/A 1,521 1,075 3,930 68,188
Redeemed .........................
(39,153) (5,274) (12,294) (507,964) (413) N/A (10,180) (5,474) (18,861) (177,191)
Net Increase (Decrease)
$ 22,797 $ 1,256 $ 4,167 $ 313,215 $ 3 N/A $ 330 $ (273) $ (769) $ 393,604
Shares:
Sold ............................. 1,610 164 309 21,138 10 N/A 279 132 444 15,050
Reinvested ........................ 263 37 201 3,783 3 N/A 47 33 122 2,037
Redeemed .........................
(1,185) (164) (389) (15,454) (13) N/A (314) (172) (591) (5,391)
Net Increase (Decrease)
688 37 121 9,467 – N/A 12 (7) (25) 11,696
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................. $ 76,306 $ 6,857 $ 15,622 $ 1,465,003 $ 551 $ 537 $ 17,589 $ 7,438 $ 20,576 $ 537,053
Reinvested ........................ 4,628 539 3,805 68,627 46 72 778 636 2,426 41,067
Redeemed .........................
(126,050) (14,529) (24,430) (793,931) (717) (8,075) (14,322) (10,827) (51,661) (827,372)
Net Increase (Decrease)
$ (45,116) $ (7,133) $ (5,003) $ 739,699 $ (120) $ (7,466) $ 4,045 $ (2,753) $ (28,659) $ (249,252)
Shares:
Sold ............................. 2,596 233 530 49,969 19 21 638 257 726 18,088
Reinvested ........................ 164 20 139 2,398 2 3 28 23 89 1,463
Redeemed .........................
(4,566) (510) (882) (27,137) (24) (321) (502) (396) (1,934) (28,446)
Net Increase (Decrease)
(1,806) (257) (213) 25,230 (3) (297) 164 (116) (1,119) (8,895)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized
gain on investments .................. $ (11,645) $ (1,226) $ (6,522) $ (137,711) $ (96) N/A $ (1,542) $ (1,075) $ (3,930) $ (79,873)
Total Dividends and Distributions
$ (11,645) $ (1,226) $ (6,522) $ (137,711) $ (96) N/A $ (1,542) $ (1,075) $ (3,930) $ (79,873)
Year Ended October 31, 2021
(a)
From net investment income and net realized
gain on investments .................. $ (6,349) $ (546) $ (3,811) $ (73,802) $ (46) $ (78) $ (785) $ (636) $ (2,428) $ (48,334)
Total Dividends and Distributions
$ (6,349) $ (546) $ (3,811) $ (73,802) $ (46) $ (78) $ (785) $ (636) $ (2,428) $ (48,334)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 67,655 $ 56,065
Net realized gain (loss) on investments ................................................................................................ 296,938 417,962
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(911,242) 558,457
Net Increase (Decrease) in Net Assets Resulting from Operations (546,649) 1,032,484
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (460,099) (134,026)
Total Dividends and Distributions (460,099) (134,026)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
312,910 (53,838)
Total Increase (Decrease) in Net Assets (693,838) 844,620
Net Assets
Beginning of period ....................................................................................................................
5,117,223 4,272,603
End of period ..........................................................................................................................
$ 4,423,385 $ 5,117,223
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 90,755 $ 10,352 $ 123,300 $ 70,831 $ 148 N/A $ 1,901 $ 3,216 $ 3,659
Reinvested ................. 219,548 23,987 125,395 82,167 232 N/A 2,365 842 3,376
Redeemed ..................
(146,301) (41,635) (83,261) (163,566) (156) N/A (6,632) (2,831) (4,782)
Net Increase (Decrease)
$ 164,002 $ (7,296) $ 165,434 $ (10,568) $ 224 N/A $ (2,366) $ 1,227 $ 2,253
Shares:
Sold ...................... 5,341 623 7,539 4,402 9 N/A 116 196 213
Reinvested ................. 12,757 1,430 7,617 4,876 14 N/A 141 50 201
Redeemed ..................
(8,568) (2,527) (5,110) (10,078) (10) N/A (397) (156) (274)
Net Increase (Decrease)
9,530 (474) 10,046 (800) 13 N/A (140) 90 140
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 233,441 $ 26,301 $ 154,758 $ 74,238 $ 580 $ 66 $ 7,578 $ 971 $ 6,343
Reinvested ................. 61,681 8,278 35,768 25,490 68 65 639 379 959
Redeemed ..................
(270,966) (136,751) (153,187) (106,808) (888) (2,751) (8,425) (4,818) (6,847)
Net Increase (Decrease)
$ 24,156 $ (102,172) $ 37,339 $ (7,080) $ (240) $ (2,620) $ (208) $ (3,468) $ 455
Shares:
Sold ...................... 12,988 1,518 8,918 4,211 34 4 436 57 363
Reinvested ................. 3,621 498 2,179 1,517 4 4 38 23 57
Redeemed ..................
(15,183) (7,776) (8,922) (6,146) (51) (162) (482) (277) (392)
Net Increase (Decrease)
1,426 (5,760) 2,175 (418) (13) (154) (8) (197) 28
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (221,610) $ (24,023) $ (125,468) $ (82,183) $ (232) N/A $ (2,365) $ (842) $ (3,376)
Total Dividends and Distributions
$ (221,610) $ (24,023) $ (125,468) $ (82,183) $ (232) N/A $ (2,365) $ (842) $ (3,376)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (62,304) $ (8,299) $ (35,816) $ (25,497) $ (68) $ (65) $ (639) $ (379) $ (959)
Total Dividends and Distributions
$ (62,304) $ (8,299) $ (35,816) $ (25,497) $ (68) $ (65) $ (639) $ (379) $ (959)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 25,207 $ 27,006
Net realized gain (loss) on investments ................................................................................................ 78,040 107,218
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(298,290) 154,905
Net Increase (Decrease) in Net Assets Resulting from Operations (195,043) 289,129
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (123,688) (45,915)
Total Dividends and Distributions (123,688) (45,915)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
148,991 46,577
Total Increase (Decrease) in Net Assets (169,740) 289,791
Net Assets
Beginning of period ....................................................................................................................
1,948,345 1,658,554
End of period ..........................................................................................................................
$ 1,778,605 $ 1,948,345
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 41,812 $ 6,171 $ 126,862 $ 24,452 $ 55 N/A $ 810 $ 3,790 $ 7,231
Reinvested ................. 39,863 6,614 56,742 17,290 118 N/A 679 668 1,277
Redeemed ..................
(48,870) (15,977) (76,769) (37,112) (94) N/A (1,630) (1,755) (3,236)
Net Increase (Decrease)
$ 32,805 $ (3,192) $ 106,835 $ 4,630 $ 79 N/A $ (141) $ 2,703 $ 5,272
Shares:
Sold ...................... 3,241 484 9,970 1,913 4 N/A 64 302 582
Reinvested ................. 3,053 513 4,414 1,340 9 N/A 53 52 99
Redeemed ..................
(3,778) (1,268) (6,098) (2,972) (7) N/A (127) (135) (256)
Net Increase (Decrease)
2,516 (271) 8,286 281 6 N/A (10) 219 425
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 98,226 $ 11,315 $ 162,333 $ 39,152 $ 128 $ 30 $ 2,203 $ 2,488 $ 6,759
Reinvested ................. 14,543 2,579 20,392 7,118 49 8 252 306 496
Redeemed ..................
(88,504) (55,315) (107,641) (52,374) (1,108) (486) (5,047) (5,010) (6,315)
Net Increase (Decrease)
$ 24,265 $ (41,421) $ 75,084 $ (6,104) $ (931) $ (448) $ (2,592) $ (2,216) $ 940
Shares:
Sold ...................... 7,300 852 12,185 2,937 9 2 168 190 511
Reinvested ................. 1,111 202 1,579 548 4 1 20 24 38
Redeemed ..................
(6,613) (4,166) (8,151) (3,961) (86) (37) (392) (375) (469)
Net Increase (Decrease)
1,798 (3,112) 5,613 (476) (73) (34) (204) (161) 80
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (40,200) $ (6,634) $ (56,820) $ (17,292) $ (118) N/A $ (679) $ (668) $ (1,277)
Total Dividends and Distributions
$ (40,200) $ (6,634) $ (56,820) $ (17,292) $ (118) N/A $ (679) $ (668) $ (1,277)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (14,670) $ (2,587) $ (20,427) $ (7,120) $ (49) $ (8) $ (252) $ (306) $ (496)
Total Dividends and Distributions
$ (14,670) $ (2,587) $ (20,427) $ (7,120) $ (49) $ (8) $ (252) $ (306) $ (496)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 46,771 $ 28,029
Net realized gain (loss) on investments ................................................................................................ 268,983 255,985
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(736,741) 599,685
Net Increase (Decrease) in Net Assets Resulting from Operations (420,987) 883,699
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (279,597) (107,676)
Total Dividends and Distributions (279,597) (107,676)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
180,975 (57,850)
Total Increase (Decrease) in Net Assets (519,609) 718,173
Net Assets
Beginning of period ....................................................................................................................
3,544,770 2,826,597
End of period ..........................................................................................................................
$ 3,025,161 $ 3,544,770
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 55,842 $ 8,510 $ 57,535 $ 47,921 $ 75 N/A $ 453 $ 1,594 $ 4,720
Reinvested ................. 150,216 14,074 65,031 44,078 140 N/A 1,201 455 2,615
Redeemed ..................
(115,184) (27,457) (51,670) (69,288) (38) N/A (2,534) (3,371) (3,943)
Net Increase (Decrease)
$ 90,874 $ (4,873) $ 70,896 $ 22,711 $ 177 N/A $ (880) $ (1,322) $ 3,392
Shares:
Sold ...................... 2,777 470 2,953 2,447 4 N/A 25 84 229
Reinvested ................. 7,386 768 3,349 2,226 7 N/A 62 23 133
Redeemed ..................
(5,701) (1,507) (2,700) (3,573) (2) N/A (130) (158) (202)
Net Increase (Decrease)
4,462 (269) 3,602 1,100 9 N/A (43) (51) 160
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 132,625 $ 15,182 $ 109,203 $ 48,839 $ 463 $ 311 $ 4,854 $ 4,291 $ 5,891
Reinvested ................. 57,547 6,537 23,562 17,669 43 54 493 232 854
Redeemed ..................
(214,596) (87,521) (91,076) (75,359) (124) (2,246) (7,013) (3,578) (4,987)
Net Increase (Decrease)
$ (24,424) $ (65,802) $ 41,689 $ (8,851) $ 382 $ (1,881) $ (1,666) $ 945 $ 1,758
Shares:
Sold ...................... 6,392 819 5,499 2,433 25 16 249 215 292
Reinvested ................. 2,998 373 1,281 945 2 3 27 13 46
Redeemed ..................
(10,451) (4,632) (4,638) (3,819) (6) (118) (361) (175) (250)
Net Increase (Decrease)
(1,061) (3,440) 2,142 (441) 21 (99) (85) 53 88
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (151,900) $ (14,122) $ (65,052) $ (44,112) $ (140) N/A $ (1,201) $ (455) $ (2,615)
Total Dividends and Distributions
$ (151,900) $ (14,122) $ (65,052) $ (44,112) $ (140) N/A $ (1,201) $ (455) $ (2,615)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (58,181) $ (6,569) $ (23,566) $ (17,684) $ (43) $ (54) $ (493) $ (232) $ (854)
Total Dividends and Distributions
$ (58,181) $ (6,569) $ (23,566) $ (17,684) $ (43) $ (54) $ (493) $ (232) $ (854)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 41,062 $ 51,073
Net realized gain (loss) on investments ................................................................................................ 83,876 131,962
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(396,552) 150,448
Net Increase (Decrease) in Net Assets Resulting from Operations (271,614) 333,483
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (165,469) (75,517)
Total Dividends and Distributions (165,469) (75,517)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
143,210 140,349
Total Increase (Decrease) in Net Assets (293,873) 398,315
Net Assets
Beginning of period ....................................................................................................................
3,075,364 2,677,049
End of period ..........................................................................................................................
$ 2,781,491 $ 3,075,364
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 113,821 $ 13,736 $ 123,164 $ 22,278 $ 166 N/A $ 252 $ 586 $ 7,261
Reinvested ................. 68,219 10,035 72,292 12,944 123 N/A 227 251 475
Redeemed ..................
(110,959) (31,237) (114,786) (35,919) (33) N/A (1,220) (629) (7,837)
Net Increase (Decrease)
$ 71,081 $ (7,466) $ 80,670 $ (697) $ 256 N/A $ (741) $ 208 $ (101)
Shares:
Sold ...................... 8,900 1,094 9,800 1,760 14 N/A 20 48 594
Reinvested ................. 5,319 790 5,696 1,014 10 N/A 18 20 37
Redeemed ..................
(8,773) (2,515) (9,219) (2,884) (3) N/A (93) (48) (626)
Net Increase (Decrease)
5,446 (631) 6,277 (110) 21 N/A (55) 20 5
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 257,614 $ 32,226 $ 203,912 $ 56,009 $ 571 $ 196 $ 1,335 $ 2,733 $ 2,720
Reinvested ................. 30,183 4,343 33,728 6,262 47 7 116 127 226
Redeemed ..................
(190,361) (89,757) (158,432) (46,442) (706) (477) (1,499) (2,880) (1,452)
Net Increase (Decrease)
$ 97,436 $ (53,188) $ 79,208 $ 15,829 $ (88) $ (274) $ (48) $ (20) $ 1,494
Shares:
Sold ...................... 19,485 2,466 15,553 4,260 43 15 102 211 205
Reinvested ................. 2,309 339 2,603 480 4 1 9 10 17
Redeemed ..................
(14,441) (6,870) (12,144) (3,536) (54) (37) (116) (221) (111)
Net Increase (Decrease)
7,353 (4,065) 6,012 1,204 (7) (21) (5) – 111
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (68,893) $ (10,090) $ (72,447) $ (12,961) $ (123) N/A $ (228) $ (252) $ (475)
Total Dividends and Distributions
$ (68,893) $ (10,090) $ (72,447) $ (12,961) $ (123) N/A $ (228) $ (252) $ (475)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (30,538) $ (4,373) $ (33,813) $ (6,270) $ (47) $ (7) $ (116) $ (127) $ (226)
Total Dividends and Distributions
$ (30,538) $ (4,373) $ (33,813) $ (6,270) $ (47) $ (7) $ (116) $ (127) $ (226)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 33,350 $ 16,803
Net realized gain (loss) on investments ................................................................................................ 138,530 150,067
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(483,020) 490,635
Net Increase (Decrease) in Net Assets Resulting from Operations (311,140) 657,505
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (170,061) (82,078)
Total Dividends and Distributions (170,061) (82,078)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
115,836 (26,204)
Total Increase (Decrease) in Net Assets (365,365) 549,223
Net Assets
Beginning of period ....................................................................................................................
2,328,199 1,778,976
End of period ..........................................................................................................................
$ 1,962,834 $ 2,328,199
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 37,175 $ 6,284 $ 30,555 $ 23,767 $ 74 N/A $ 908 $ 793 $ 2,616
Reinvested ................. 98,374 8,289 31,655 27,809 29 N/A 724 240 1,738
Redeemed ..................
(76,678) (15,717) (25,678) (29,519) (42) N/A (2,237) (1,163) (4,160)
Net Increase (Decrease)
$ 58,871 $ (1,144) $ 36,532 $ 22,057 $ 61 N/A $ (605) $ (130) $ 194
Shares:
Sold ...................... 1,684 326 1,422 1,105 4 N/A 42 37 118
Reinvested ................. 4,354 422 1,469 1,268 1 N/A 34 11 80
Redeemed ..................
(3,484) (829) (1,220) (1,387) (2) N/A (105) (51) (180)
Net Increase (Decrease)
2,554 (81) 1,671 986 3 N/A (29) (3) 18
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 88,404 $ 12,017 $ 53,592 $ 42,660 $ 156 $ 78 $ 4,448 $ 1,438 $ 8,566
Reinvested ................. 47,387 5,093 14,479 13,051 13 118 206 390 735
Redeemed ..................
(150,530) (58,399) (50,311) (39,857) (214) (3,326) (3,335) (8,525) (4,538)
Net Increase (Decrease)
$ (14,739) $ (41,289) $ 17,760 $ 15,854 $ (45) $ (3,130) $ 1,319 $ (6,697) $ 4,763
Shares:
Sold ...................... 3,891 614 2,457 1,953 8 4 212 66 384
Reinvested ................. 2,288 279 730 648 1 6 10 20 37
Redeemed ..................
(6,725) (2,927) (2,331) (1,848) (10) (160) (167) (381) (208)
Net Increase (Decrease)
(546) (2,034) 856 753 (1) (150) 55 (295) 213
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (99,555) $ (8,297) $ (31,665) $ (27,813) $ (29) N/A $ (724) $ (240) $ (1,738)
Total Dividends and Distributions
$ (99,555) $ (8,297) $ (31,665) $ (27,813) $ (29) N/A $ (724) $ (240) $ (1,738)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (47,972) $ (5,106) $ (14,485) $ (13,053) $ (13) $ (118) $ (206) $ (390) $ (735)
Total Dividends and Distributions
$ (47,972) $ (5,106) $ (14,485) $ (13,053) $ (13) $ (118) $ (206) $ (390) $ (735)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 23,165 $ 59,593
Net realized gain (loss) on investments and futures ................................................................................... (7,981) 27,028
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(153,743) (78,413)
Net Increase (Decrease) in Net Assets Resulting from Operations (138,559) 8,208
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (44,092) (101,107)
Total Dividends and Distributions (44,092) (101,107)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(392,238) (1,597,104)
Total Increase (Decrease) in Net Assets (574,889) (1,690,003)
Net Assets
Beginning of period ....................................................................................................................
4,227,131 5,917,134
End of period ..........................................................................................................................
$ 3,652,242 $ 4,227,131
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... $ 136,686 $ 5,120 $ 17,996 $ 438,755 $ 15 N/A $ 1,562 $ 3,979 $ 2,906
Reinvested ................. 3,832 169 1,459 36,882 4 N/A 92 127 114
Redeemed ..................
(219,687) (9,739) (30,010) (773,154) (3) N/A (1,131) (4,154) (4,058)
Net Increase (Decrease)
$ (79,169) $ (4,450) $ (10,555) $ (297,517) $ 16 N/A $ 523 $ (48) $ (1,038)
Shares:
Sold ...................... 11,290 424 1,495 36,162 1 N/A 126 329 242
Reinvested ................. 316 14 120 3,045 – N/A 8 10 9
Redeemed ..................
(18,192) (808) (2,490) (64,107) – N/A (93) (341) (340)
Net Increase (Decrease)
(6,586) (370) (875) (24,900) 1 N/A 41 (2) (89)
Year Ended October 31, 2021
(a)
Dollars:
Sold ...................... $ 386,347 $ 13,836 $ 37,685 $ 1,017,555 $ 144 $ 140 $ 6,538 $ 12,381 $ 5,698
Reinvested ................. 6,672 408 2,709 88,055 6 15 181 86 206
Redeemed ..................
(359,558) (35,844) (51,552) (2,704,326) (607) (1,928) (10,586) (4,645) (6,720)
Net Increase (Decrease)
$ 33,461 $ (21,600) $ (11,158) $ (1,598,716) $ (457) $ (1,773) $ (3,867) $ 7,822 $ (816)
Shares:
Sold ...................... 31,063 1,110 3,028 81,883 12 11 528 999 457
Reinvested ................. 536 33 218 7,075 – 1 14 7 17
Redeemed ..................
(28,929) (2,883) (4,148) (217,894) (49) (155) (853) (373) (540)
Net Increase (Decrease)
2,670 (1,740) (902) (128,936) (37) (143) (311) 633 (66)
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... $ (4,376) $ (177) $ (1,473) $ (37,729) $ (4) N/A $ (92) $ (127) $ (114)
Total Dividends and Distributions
$ (4,376) $ (177) $ (1,473) $ (37,729) $ (4) N/A $ (92) $ (127) $ (114)
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ..... $ (7,480) $ (425) $ (2,733) $ (89,975) $ (6) $ (15) $ (181) $ (86) $ (206)
Total Dividends and Distributions
$ (7,480) $ (425) $ (2,733) $ (89,975) $ (6) $ (15) $ (181) $ (86) $ (206)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 87 $ (2,571)
Net realized gain (loss) on investments ................................................................................................ (1,398) 113,521
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(296,082) 307,745
Net Increase (Decrease) in Net Assets Resulting from Operations (297,393) 418,695
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (102,925) (19,710)
Total Dividends and Distributions (102,925) (19,710)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
165,779 408,488
Total Increase (Decrease) in Net Assets (234,539) 807,473
Net Assets
Beginning of period ....................................................................................................................
1,496,942 689,469
End of period ..........................................................................................................................
$ 1,262,403 $ 1,496,942
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold .............................. $ 19,854 $ 1,740 $ 4,340 $ 144,008 $ 100 N/A $ 4,504 $ 3,096 $ 24,527 $ 66,805
Reinvested ......................... 23,910 2,410 18,894 37,989 207 N/A 1,071 3,359 2,995 11,751
Redeemed ..........................
(37,302) (3,667) (13,475) (123,133) (358) N/A (1,942) (5,231) (4,204) (16,469)
Net Increase (Decrease)
$ 6,462 $ 483 $ 9,759 $ 58,864 $ (51) N/A $ 3,633 $ 1,224 $ 23,318 $ 62,087
Shares:
Sold .............................. 739 76 165 4,944 4 N/A 172 110 895 2,291
Reinvested ......................... 923 111 773 1,331 9 N/A 42 123 106 411
Redeemed ..........................
(1,442) (169) (545) (4,411) (15) N/A (74) (188) (149) (572)
Net Increase (Decrease)
220 18 393 1,864 (2) N/A 140 45 852 2,130
Year Ended October 31, 2021
(a)
Dollars:
Sold .............................. $ 73,986 $ 8,133 $ 20,100 $ 422,488 $ 441 $ 377 $ 11,008 $ 14,690 $ 12,005 $ 76,983
Reinvested ......................... 5,540 681 5,065 4,529 54 24 201 793 684 2,076
Redeemed ..........................
(40,750) (11,463) (30,640) (110,520) (391) (2,505) (7,056) (9,619) (9,138) (29,288)
Net Increase (Decrease)
$ 38,776 $ (2,649) $ (5,475) $ 316,497 $ 104 $ (2,104) $ 4,153 $ 5,864 $ 3,551 $ 49,771
Shares:
Sold .............................. 2,617 344 771 13,900 17 15 392 516 400 2,533
Reinvested ......................... 225 32 217 168 2 1 8 31 26 77
Redeemed ..........................
(1,470) (483) (1,171) (3,533) (15) (100) (251) (327) (307) (969)
Net Increase (Decrease)
1,372 (107) (183) 10,535 4 (84) 149 220 119 1,641
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized
gain on investments ................... $ (24,059) $ (2,413) $ (18,909) $ (38,112) $ (207) N/A $ (1,101) $ (3,359) $ (2,995) $ (11,770)
Total Dividends and Distributions
$ (24,059) $ (2,413) $ (18,909) $ (38,112) $ (207) N/A $ (1,101) $ (3,359) $ (2,995) $ (11,770)
Year Ended October 31, 2021
(a)
From net investment income and net realized
gain on investments ................... $ (5,576) $ (681) $ (5,066) $ (4,534) $ (54) $ (40) $ (201) $ (793) $ (684) $ (2,081)
Total Dividends and Distributions
$ (5,576) $ (681) $ (5,066) $ (4,534) $ (54) $ (40) $ (201) $ (793) $ (684) $ (2,081)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (5,424) $ (15,619)
Net realized gain (loss) on investments and futures ................................................................................... 102,786 482,390
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(969,435) 408,875
Net Increase (Decrease) in Net Assets Resulting from Operations (872,073) 875,646
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (402,384) (134,563)
Total Dividends and Distributions (402,384) (134,563)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
361,491 343,229
Total Increase (Decrease) in Net Assets (912,966) 1,084,312
Net Assets
Beginning of period ....................................................................................................................
3,277,540 2,193,228
End of period ..........................................................................................................................
$ 2,364,574 $ 3,277,540
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 3,217 $ 40,543 $ 410 N/A $ 4,879 $ 1,219 $ 10,075 $ 271,685
Reinvested ........................... 18,770 32,024 421 N/A 2,802 2,969 6,305 329,561
Redeemed ............................
(8,627) (56,294) (287) N/A (2,698) (6,800) (9,677) (279,006)
Net Increase (Decrease)
$ 13,360 $ 16,273 $ 544 N/A $ 4,983 $ (2,612) $ 6,703 $ 322,240
Shares:
Sold ................................ 325 2,606 34 N/A 424 89 707 16,574
Reinvested ........................... 1,945 1,978 38 N/A 233 221 434 20,331
Redeemed ............................
(904) (3,585) (25) N/A (233) (521) (642) (17,353)
Net Increase (Decrease)
1,366 999 47 N/A 424 (211) 499 19,552
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 23,312 $ 129,071 $ 522 $ 296 $ 9,005 $ 9,646 $ 17,091 $ 802,735
Reinvested ........................... 6,765 11,222 150 167 984 930 2,717 110,015
Redeemed ............................
(27,866) (133,328) (705) (3,229) (8,389) (9,209) (25,179) (573,494)
Net Increase (Decrease)
$ 2,211 $ 6,965 $ (33) $ (2,766) $ 1,600 $ 1,367 $ (5,371) $ 339,256
Shares:
Sold ................................ 1,877 6,737 37 22 592 583 982 41,997
Reinvested ........................... 567 612 11 13 69 59 163 5,999
Redeemed ............................
(2,230) (7,033) (50) (227) (560) (568) (1,442) (29,579)
Net Increase (Decrease)
214 316 (2) (192) 101 74 (297) 18,417
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (18,806) $ (35,436) $ (421) N/A $ (2,830) $ (2,969) $ (6,305) $ (335,617)
Total Dividends and Distributions
$ (18,806) $ (35,436) $ (421) N/A $ (2,830) $ (2,969) $ (6,305) $ (335,617)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (6,783) $ (12,809) $ (150) $ (175) $ (984) $ (930) $ (2,717) $ (110,015)
Total Dividends and Distributions
$ (6,783) $ (12,809) $ (150) $ (175) $ (984) $ (930) $ (2,717) $ (110,015)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 7,899 $ 13,055
Net realized gain (loss) on investments and futures ................................................................................... 70,671 124,576
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(234,865) 440,376
Net Increase (Decrease) in Net Assets Resulting from Operations (156,295) 578,007
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (120,528) (26,607)
Total Dividends and Distributions (120,528) (26,607)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
50,732 (150,336)
Total Increase (Decrease) in Net Assets (226,091) 401,064
Net Assets
Beginning of period ....................................................................................................................
1,432,810 1,031,746
End of period ..........................................................................................................................
$ 1,206,719 $ 1,432,810
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ................................ $ 10,747 $ 36,355 $ 592 N/A $ 9,529 $ 4,445 $ 12,700 $ 58,834
Reinvested ........................... 18,622 24,285 615 N/A 7,997 3,332 10,007 55,483
Redeemed ............................
(15,508) (45,985) (735) N/A (14,382) (10,131) (17,953) (98,117)
Net Increase (Decrease)
$ 13,861 $ 14,655 $ 472 N/A $ 3,144 $ (2,354) $ 4,754 $ 16,200
Shares:
Sold ................................ 379 1,191 20 N/A 305 142 400 1,905
Reinvested ........................... 674 816 21 N/A 264 108 322 1,866
Redeemed ............................
(555) (1,511) (24) N/A (463) (317) (566) (3,226)
Net Increase (Decrease)
498 496 17 N/A 106 (67) 156 545
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................ $ 28,732 $ 103,841 $ 2,369 $ 543 $ 33,114 $ 13,682 $ 38,280 $ 126,944
Reinvested ........................... 3,649 5,700 128 129 1,483 880 2,161 12,447
Redeemed ............................
(32,958) (155,336) (5,124) (11,939) (41,637) (29,301) (53,060) (195,065)
Net Increase (Decrease)
$ (577) $ (45,795) $ (2,627) $ (11,267) $ (7,040) $ (14,739) $ (12,619) $ (55,674)
Shares:
Sold ................................ 988 3,423 79 19 1,035 430 1,183 4,107
Reinvested ........................... 145 213 5 5 54 32 77 465
Redeemed ............................
(1,160) (5,024) (166) (379) (1,324) (917) (1,658) (6,526)
Net Increase (Decrease)
(27) (1,388) (82) (355) (235) (455) (398) (1,954)
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain
on investments ......................... $ (18,649) $ (24,428) $ (615) N/A $ (7,997) $ (3,332) $ (10,007) $ (55,500)
Total Dividends and Distributions
$ (18,649) $ (24,428) $ (615) N/A $ (7,997) $ (3,332) $ (10,007) $ (55,500)
Year Ended October 31, 2021
(a)
From net investment income and net realized gain
on investments ......................... $ (3,651) $ (5,725) $ (128) $ (129) $ (1,483) $ (880) $ (2,161) $ (12,451)
Total Dividends and Distributions
$ (3,651) $ (5,725) $ (128) $ (129) $ (1,483) $ (880) $ (2,161) $ (12,451)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 5,288 $ 8,995
Net realized gain (loss) on investments and futures ................................................................................... 99,151 267,259
Net change in unrealized appreciation/(depreciation) of investments and futures .....................................................
(174,301) 250,566
Net Increase (Decrease) in Net Assets Resulting from Operations (69,862) 526,820
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (189,291) (7,762)
Total Dividends and Distributions (189,291) (7,762)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(423) 79,885
Total Increase (Decrease) in Net Assets (259,576) 598,943
Net Assets
Beginning of period ....................................................................................................................
1,406,265 807,322
End of period ..........................................................................................................................
$ 1,146,689 $ 1,406,265
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ...................... N/A $ 3,451 $ 26,282 $ 279 N/A $ 739 $ 401 $ 1,641 $ 77,693
Reinvested ................. N/A 3,237 27,052 112 N/A 822 461 2,351 154,812
Redeemed ..................
N/A (4,234) (43,461) (209) N/A (763) (1,676) (3,087) (246,326)
Net Increase (Decrease)
N/A $ 2,454 $ 9,873 $ 182 N/A $ 798 $ (814) $ 905 $ (13,821)
Shares:
Sold ...................... N/A 275 2,023 24 N/A 59 32 121 5,813
Reinvested ................. N/A 274 2,202 11 N/A 71 39 196 12,603
Redeemed ..................
N/A (344) (3,368) (19) N/A (61) (127) (245) (19,520)
Net Increase (Decrease)
N/A 205 857 16 N/A 69 (56) 72 (1,104)
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold ...................... $ 475 $ 14,210 $ 85,504 $ 370 $ 369 $ 3,596 $ 1,966 $ 3,904 $ 230,508
Reinvested ................. 28 51 1,182 1 1 11 12 101 6,343
Redeemed ..................
(9,133) (9,986) (62,198) (547) (1,384) (3,336) (1,514) (10,380) (170,269)
Net Increase (Decrease)
$ (8,630) $ 4,275 $ 24,488 $ (176) $ (1,014) $ 271 $ 464 $ (6,375) $ 66,582
Shares:
Sold ...................... 44 1,087 7,175 31 34 288 146 304 17,685
Reinvested ................. 2 5 107 – – 1 1 9 574
Redeemed ..................
(733) (773) (4,780) (47) (117) (270) (115) (823) (13,244)
Net Increase (Decrease)
(687) 319 2,502 (16) (83) 19 32 (510) 5,015
Dividends and Distributions to
Shareholders:
Period Ended April 30, 2022
From net investment income and net
realized gain on investments ..... N/A $ (3,237) $ (27,354) $ (112) N/A $ (825) $ (461) $ (2,351) $ (154,951)
Total Dividends and Distributions
N/A $ (3,237) $ (27,354) $ (112) N/A $ (825) $ (461) $ (2,351) $ (154,951)
Year Ended October 31, 2021
(a), (b)
From net investment income and net
realized gain on investments ..... $ (28) $ (51) $ (1,214) $ (1) $ (1) $ (11) $ (12) $ (101) $ (6,343)
Total Dividends and Distributions
$ (28) $ (51) $ (1,214) $ (1) $ (1) $ (11) $ (12) $ (101) $ (6,343)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Period Ended
April 30, 2022
Year Ended
October 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 8,921 $ 16,095
Net realized gain (loss) on investments ................................................................................................ (10,253) (121)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(75,982) 17,190
Net Increase (Decrease) in Net Assets Resulting from Operations (77,314) 33,164
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (8,481) (16,677)
Total Dividends and Distributions (8,481) (16,677)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
5,184 138,356
Total Increase (Decrease) in Net Assets (80,611) 154,843
Net Assets
Beginning of period ....................................................................................................................
797,801 642,958
End of period ..........................................................................................................................
$ 717,190 $ 797,801
Class A Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2022
Dollars:
Sold ..................................................................................... $ 42,334 $ 1,582 $ 131,574
Reinvested ................................................................................ 3,650 192 3,903
Redeemed .................................................................................
(64,048) (4,378) (109,625)
Net Increase (Decrease)
$ (18,064) $ (2,604) $ 25,852
Shares:
Sold ..................................................................................... 5,721 214 17,715
Reinvested ................................................................................ 499 26 534
Redeemed .................................................................................
(8,756) (606) (15,070)
Net Increase (Decrease)
(2,536) (366) 3,179
Year Ended October 31, 2021
Dollars:
Sold ..................................................................................... $ 100,900 $ 7,969 $ 143,269
Reinvested ................................................................................ 7,827 501 6,756
Redeemed .................................................................................
(57,368) (12,427) (59,071)
Net Increase (Decrease)
$ 51,359 $ (3,957) $ 90,954
Shares:
Sold ..................................................................................... 13,154 1,036 18,655
Reinvested ................................................................................ 1,023 65 882
Redeemed .................................................................................
(7,496) (1,620) (7,721)
Net Increase (Decrease)
6,681 (519) 11,816
Dividends and Distributions to Shareholders:
Period Ended April 30, 2022
From net investment income and net realized gain on investments ......................................... $ (4,110) $ (203) $ (4,168)
Total Dividends and Distributions
$ (4,110) $ (203) $ (4,168)
Year Ended October 31, 2021
From net investment income and net realized gain on investments ......................................... $ (8,862) $ (536) $ (7,279)
Total Dividends and Distributions
$ (8,862) $ (536) $ (7,279)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund,
Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government &
High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International
Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation
Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal
LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050
Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund,
Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime
Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund,
Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime
Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term
Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond
Fund, series of the Fund, (known as the "Funds") are presented herein. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal
LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060
Fund, Principal LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime
Funds”. Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal
LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid
2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal
LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid
Funds”. SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and
SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to nine classes of shares: Class
A, Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total
Return Bond Fund.
Effective February 23, 2021, Class A shares were liquidated for High Income Fund, Inflation Protection Fund, International Fund I, and
SmallCap Value Fund II.
Effective February 25, 2021, Class R-3 and Class R-5 shares discontinued and converted into Class R-6 shares for the following Funds:
Effective March 1, 2021, Class R-2 shares discontinued operations and converted into Class R-3 shares for all Funds.
Effective June 11, 2021, Class R-5 shares were liquidated for Overseas Fund.
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
Effective February 25, 2022, Class A shares were liquidated for Finisterre Emerging Markets Total Return Bond Fund.
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
Principal LifeTime Hybrid 2015 Fund Principal LifeTime Hybrid 2035 Fund Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund Principal LifeTime Hybrid 2040 Fund Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund Principal LifeTime Hybrid 2045 Fund Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund Principal LifeTime Hybrid 2050 Fund Principal LifeTime Hybrid Income Fund

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime
Hybrid Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Principal Global Investors, LLC (the “Manager”) or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of April 30,
2022:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and
Money Market Fund) of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such,
Diversified International Fund
Euro 18 .2%
Japanese Yen 16 .5
British Pound Sterling 12 .2
Canadian Dollar 9 .1
Swiss Franc 6 .9
Finisterre Emerging Markets Total Return Bond Fund
Euro 6 .8%
Global Emerging Markets Fund
Hong Kong Dollar 22 .0%
Indian Rupee 14 .9
New Taiwan Dollar 11 .2
South Korean Won 11 .0
Brazilian Real 7 .5
Global Real Estate Securities Fund
Japanese Yen 8 .5%
Euro 6 .8
British Pound Sterling 5 .9
Australian Dollar 5 .2
International Fund I
Euro 15 .3%
Japanese Yen 12 .0
Canadian Dollar 11 .4
British Pound Sterling 10 .6
Swiss Franc 8 .1
New Taiwan Dollar 7 .8
Hong Kong Dollar 6 .7
Overseas Fund
Euro 35 .7%
British Pound Sterling 23 .3
Japanese Yen 11 .7
Swiss Franc 5 .3
Hong Kong Dollar 5 .0
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies (collectively, “Underlying Funds”) in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High
Yield Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities (“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, redemptions in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the
Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2022 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any tax reclaims received are included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund and any accrued foreign tax liability are shown on the statements of assets and liabilities. At April 30, 2022, Diversified International Fund had a foreign tax refund receivable of $18,000 and an accrued foreign tax liability of $1,998,000 and Global Emerging Markets Fund had a foreign tax refund receivable of $41,000 and an accrued foreign tax liability of $1,276,000.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management expects the impact of the ASU will not have a material impact on the Funds' financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Effective April 18, 2022, interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the secured overnight financing rate plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Prior to April 18, 2022, the bank loan rate equaled the higher of (i) the Federal Funds
Rate or (ii) the One Month LIBOR (or such successor if no longer available) rate plus the applicable margin of 1.25%. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of April 30, 2022 , California Municipal Fund had outstanding borrowings of $1,045,000.
During the period ended April 30, 2022, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended April 30, 2022, Funds borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 3,568 0.72%
Core Plus Bond Fund 390 0.97
Diversified Income Fund 846 0.81
Diversified International Fund 1,780 0.70
Equity Income Fund 3,689 0.71
Finisterre Emerging Markets Total Return Bond Fund 268 0.86
Global Emerging Markets Fund 45 0.80
Global Real Estate Securities Fund 308 0.81
Government & High Quality Bond Fund 2,417 0.71
High Income Fund 652 0.73
High Yield Fund 521 0.70
International Fund I 51 0.77
LargeCap Growth Fund I 3,292 0.74
LargeCap S&P 500 Index Fund 5,488 0.73
LargeCap Value Fund III 921 0.79
MidCap Fund 367 0.71
MidCap Growth Fund 48 0.71
MidCap Growth Fund III 368 0.80
MidCap S&P 400 Index Fund 222 0.71
MidCap Value Fund I 492 0.92
Overseas Fund 386 0.74
Principal Capital Appreciation Fund 566 0.71
Real Estate Securities Fund 3,649 0.81
Short-Term Income Fund 195 0.71
SmallCap Fund 216 0.71
SmallCap Growth Fund I 856 0.81
SmallCap S&P 600 Index Fund 189 0.93
SmallCap Value Fund II 82 0.77
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 206 0.94%
Global Real Estate Securities Fund 15,063 0.70
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Effective April 18, 2022, interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus 1.00%. Prior to April 18, 2022, interest was charged at an annual rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.25%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
During the period ended April 30, 2022, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Structured Notes. Certain of the Funds invest in credit linked structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Credit linked structured notes may entail a greater degree of market risk than other types of debt securities. Credit linked structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the credit linked structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest  in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
High Yield Fund $ 283 0.70%
International Fund I 1 0.71
MidCap Fund 9,112 0.78
MidCap Growth Fund 8 0.70
Overseas Fund 665 1.06
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Diversified Income Fund $ 2 1.40%
MidCap Fund 156 1.40
MidCap Growth Fund III 55 1.40
Tax-Exempt Bond Fund 460 1.70
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of April 30, 2022, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Barclays Bank PLC
Foreign Currency Contracts $ — $ (11) $ (11)
$ — $ (11) $ (11) $ — $ (11)
Citigroup Inc
Foreign Currency Contracts 412 — 412
$ 412 $ — $ 412 $ — $ 412
Goldman Sachs & Co
Foreign Currency Contracts 11 (8) 3
$ 11 $ (8) $ 3 $ — $ 3
HSBC Securities Inc
Foreign Currency Contracts 21 (21) —
$ 21 $ (21) $ — $ — $ —
JPMorgan Chase
Foreign Currency Contracts 138 — 138
$ 138 $ — $ 138 $ — $ 138
Morgan Stanley & Co
Foreign Currency Contracts 76 (37) 39
$ 76 $ (37) $ 39 $ — $ 39
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 20 — 20
$ 20 $ — $ 20 $ — $ 20
Total OTC $ 678 $ (77) $ 601 $ 601
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts 8 (2) 6
$ 8 $ (2) $ 6 $ — $ 6
Goldman Sachs & Co
Foreign Currency Contracts 21 (97) (76)
$ 21 $ (97) $ (76) $ 76 $ —
HSBC Securities Inc
Foreign Currency Contracts 3,106 (1,060) 2,046
Interest Rate Swaps 177 — 177
$ 3,283 $ (1,060) $ 2,223 $ (800) $ 1,423
JPMorgan Chase
Foreign Currency Contracts 3,336 (2,217) 1,119
$ 3,336 $ (2,217) $ 1,119 $ — $ 1,119
Total OTC $ 6,648 $ (3,376) $ 3,272 $ 2,548
High Yield Fund
RBC Dominon Securities Corp
Foreign Currency Contracts 208 — 208
$ 208 $ — $ 208 $ — $ 208
Total OTC $ 208 $ — $ 208 $ 208
Inflation Protection Fund
ANZ Stockbroking
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
Bank of America NA
Foreign Currency Contracts — (1) (1)
$ — $ (1) $ (1) $ — $ (1)
Bank of New York Mellon
Foreign Currency Contracts 4 (23) (19)
$ 4 $ (23) $ (19) $ — $ (19)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended April 30,
2022, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of April 30, 2022, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Inflation Protection Fund (continued)
Barclays Bank PLC
Purchased Interest Rate Swaptions $ 1 $ — $ 1
$ 1 $ — $ 1 $ — $ 1
BNP Paribas
Foreign Currency Contracts 838 (20) 818
$ 838 $ (20) $ 818 $ — $ 818
Deutsche Bank AG
Foreign Currency Contracts 608 (106) 502
$ 608 $ (106) $ 502 $ — $ 502
HSBC Securities Inc
Foreign Currency Contracts 56 (56) —
$ 56 $ (56) $ — $ — $ —
UBS AG
Foreign Currency Contracts 29 (61) (32)
$ 29 $ (61) $ (32) $ — $ (32)
Westpac Banking Corporation
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
Total OTC $ 1,536 $ (267) $ 1,269 $ 1,269
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total Deposits
with Counterparty
Core Plus Bond Fund $ — $ 4 $ 2 $ 6
Diversified Income Fund 1,717 330 — 2,047
Finisterre Emerging Markets Total Return Bond Fund 8,069 13,024 — 21,093
Government & High Quality Bond Fund 1,750 — — 1,750
High Income Fund 5,148 — — 5,148
High Yield Fund — 260 — 260
Inflation Protection Fund 2,961 — — 2,961
LargeCap Growth Fund I 6,664 — — 6,664
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of April 30, 2022, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters)
include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the
“floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes.
As of  April 30, 2022 , the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the “floating rate notes issued” as of April 30, 2022 were $29,062,000 and $22,582,000 for California Municipal Fund and Tax-Exempt
Bond Fund, respectively. The average outstanding balances for the liability during the period ending April 30, 2022 were $29,386,000 and
$22,837,000 at weighted average annual interest rates of 0.70% and 0.77% for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal
LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in, or
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total Deposits
with Counterparty
LargeCap S&P 500 Index Fund $ 5,354 $ — — $ 5,354
LargeCap Value Fund III 1,322 — — 1,322
MidCap Growth Fund III 675 — — 675
MidCap S&P 400 Index Fund 1,944 — — 1,944
MidCap Value Fund I 1,485 — — 1,485
Overseas Fund 801 — — 801
SmallCap Growth Fund I 762 — — 762
SmallCap S&P 600 Index Fund 828 — — 828
SmallCap Value Fund II 336 — — 336
ISDA (OTC
Derivatives)
Diversified Income Fund $ 50
Finisterre Emerging Markets Total Return Bond Fund 800
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Diversified Income Fund, Finisterre Emerging
Markets Total Return Bond Fund, Government & High Quality Bond Fund, Inflation Protection Fund, and Short-Term Income Fund. The
notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fund, Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Fund’s Board of Directors. The imposition of liquidity fees or redemption gates affects checkwriting and exchanges into Money Market Fund.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased.
The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the period, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-
linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments typically are categorized as Level 2 within the disclosure hierarchy. As of April 30, 2022, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of April 30, 2022, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities.
Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
None of the Funds entered into short sales transactions during the period ended April 30, 2022 .
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Income Fund $ 1,850 $ (2 1 )
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2022 for which a fund is the seller of protection are disclosed in the footnotes to the schedules
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio
(singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can
be found at www.principalfunds.com.
As of April 30, 2022, series of the Fund, Principal Exchange-Traded Funds and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 67.49 % LargeCap Value Fund III 79.22%
Diversified International Fund 74.67 MidCap Fund 3.15
Equity Income Fund 29.53 MidCap Growth Fund III 53.04
Finisterre Emerging Markets Total Return Bond Fund 57.87 MidCap S&P 400 Index Fund 43.46
Global Real Estate Securities Fund 4.86 MidCap Value Fund I 27.67
Government & High Quality Bond Fund 65.66 Overseas Fund 65.67
Government Money Market Fund 99.24 Principal Capital Appreciation Fund 35.06
High Income Fund 31.04 Real Estate Securities Fund 7.54
High Yield Fund 13.19 Short-Term Income Fund 35.53
Inflation Protection Fund 30.09 SmallCap Growth Fund I 13.78
LargeCap Growth Fund I 21.14 SmallCap S&P 600 Index Fund 31.58
LargeCap S&P 500 Index Fund
48.03
SmallCap Value Fund II 30.26
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives April 30, 2022 Liability Derivatives April 30, 2022
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 640
*
Payables, Total distributable earnings (accumulated loss)
$ —
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 367
*
Payables, Total distributable earnings (accumulated loss)
$ 499
*
Total
$ 1,007
*
$ 499
*
Diversified Income Fund
Foreign Exchange Contracts Receivables
$ 678
Payables
$ 77
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 552
*
Payables, Total distributable earnings (accumulated loss)
$ —
Total
$ 1,230
*
$ 77
Finisterre Emerging Markets Total Return Bond Fund
Foreign Exchange Contracts Receivables
$ 6,471
Payables
$ 3,376
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 11,250
*
Payables, Total distributable earnings (accumulated loss)
$ 2,056
*
Total
$ 17,721
*
$ 5,432
*
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,351
*
Payables, Total distributable earnings (accumulated loss)
$ 8,902
*
High Income Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 1,781
*
High Yield Fund
Foreign Exchange Contracts Receivables
$ 208
Payables
$ —
Inflation Protection Fund
Foreign Exchange Contracts Receivables
$ 1,535
Payables
$ 267
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 28,486
*
Payables, Total distributable earnings (accumulated loss)
$ 28,359
*
Total
$ 30,021
*
$ 28,626
*
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 5,812
*
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 4,621
*
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 1,041
*
MidCap Growth Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 525
*
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 2,186
*
MidCap Value Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 1,124
*
Overseas Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 748
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Asset Derivatives April 30, 2022 Liability Derivatives April 30, 2022
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
SmallCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 649
*
SmallCap S&P 600 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 950
*
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 303
*
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit Contracts
Swap agreements
$ 1,098 $ 632
Interest Rate Contracts
Futures contracts
$ (3,328) $ (505)
Total $ (2,230) $ 127
Diversified Income Fund
Foreign Exchange Contracts
Foreign currency contracts
$ 1,267 $ 574
Interest Rate Contracts
Futures contracts
$ 669 $ 243
Swap agreements
$ 81 $ (66)
Total $ 2,017 $ 751
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements
$ 478 $ —
Foreign Exchange Contracts
Foreign currency contracts
$ 10,494 $ 5,970
Interest Rate Contracts
Futures contracts
$ 2,113 $ 1,156
Swap agreements
$ 7,365 $ 2,683
Total $ 20,450 $ 9,809
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts
$ (2,604) $ (4,523)
High Income Fund
Credit Contracts
Swap agreements
$ (543) $ (1,436)
High Yield Fund
Credit Contracts
Swap agreements
$ (585) $ —
Foreign Exchange Contracts
Foreign currency contracts
$ 157 $ 283
Total $ (428) $ 283
Inflation Protection Fund
Foreign Exchange Contracts
Foreign currency contracts
$ 720 $ 1,883
Interest Rate Contracts
Investment transactions*
$ 1,579 $ 126
Futures contracts
$ 4,697 $ 1,211
Options and swaptions
$ (4,553) $ 240
Swap agreements
$ 3,052 $ (1,666)
Total $ 5,495 $ 1,794
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
April 30, 2022 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
LargeCap Growth Fund I
Equity Contracts
Futures contracts
$ 6,975 $ (7,026)
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts
$ (6,387) $ (11,630)
LargeCap Value Fund III
Equity Contracts
Futures contracts
$ (2,543) $ (1,667)
MidCap Growth Fund III
Equity Contracts
Futures contracts
$ (426) $ (546)
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts
$ (2,034) $ (2,404)
MidCap Value Fund I
Equity Contracts
Futures contracts
$ (1,976) $ (1,138)
Overseas Fund
Equity Contracts
Futures contracts
$ 859 $ (867)
Short-Term Income Fund
Interest Rate Contracts
Futures contracts
$ 2,911 $ (922)
SmallCap Growth Fund I
Equity Contracts
Futures contracts
$ (1,737) $ (967)
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts
$ (3,068) $ (1,061)
SmallCap Value Fund II
Equity Contracts
Futures contracts
$ (599) $ (390)
*Investment transactions includes purchased options and/or purchased swaptions .
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 30,833
Interest Rate Contracts Futures - Long 21,647
Futures - Short 37,720
Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 14,815
Foreign Currency Contracts - Contracts to Deliver 40,730
Interest Rate Contracts Futures - Short 17,450
Total Return Swaps - Receive Positive Return 6,315
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 64,025
Credit Default Swaps - Sell Protection 57,875
Exchange Cleared Credit Default Swaps - Buy Protection 64,678
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 222,179
Foreign Currency Contracts - Contracts to Deliver 311,012
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 173,635
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 354,077
Futures - Short 103,977
Interest Rate Swaps - Receive Floating Rate 70,541
Total Return Swaps - Receive Positive Return 21,069
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Long 88,393
Futures - Short 51,300
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Contract Type Derivative Type Average Notional
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 60,300
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept
Foreign Currency Contracts - Contracts to Deliver
6,636
6,817
High Yield Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Deliver 11,999
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 45,795
Foreign Currency Contracts - Contracts to Deliver 83,781
Purchased Options 4,561
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 350,984
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 523,734
Futures - Long 187,723
Futures - Short 186,569
Purchased Interest Rate Swaptions 179,986
Purchased Options 224
Written Interest Rate Swaptions 701,052
Written Options 156
LargeCap Growth Fund I
Equity Contracts Futures - Long 78,235
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 171,039
LargeCap Value Fund III
Equity Contracts Futures - Long 26,069
MidCap Growth Fund III
Equity Contracts Futures - Long 6,067
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long 36,484
MidCap Value Fund I
Equity Contracts Futures - Long 16,586
Overseas Fund
Equity Contracts Futures - Long 17,634
Short-Term Income Fund
Interest Rate Contracts Futures - Short 122,556
SmallCap Growth Fund I
Equity Contracts Futures - Long 14,651
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 18,931
SmallCap Value Fund II
Equity Contracts Futures - Long 6,322
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2022 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 35 $ — $ — $ 3 5
Municipal Bonds* — 607,731 — 607,731
Total investments in securities $ 35 $ 607,731 $ — $ 607,76 6
Core Fixed Income Fund
Bonds* — 5,503,379 — 5,503,379
Common Stocks
Energy 21,530 — — 21,530
Financial 4,444 — — 4,444
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund (continued)
Common Stocks (continued)
Industrial $ — $ — $ 24,276 $ 24,276
Investment Companies 562,032 — — 562,032
Senior Floating Rate Interests* — 55,039 — 55,039
U.S. Government & Government Agency Obligations* — 3,888,218 — 3,888,218
Total investments in securities $ 588,006 $ 9,446,636 $ 24,276 $ 10,058,918
Core Plus Bond Fund
Bonds* — 365,546 105 365,651
Common Stocks
Consumer, Cyclical — 58 — 58
Energy — 64 9 73
Financial — — — —
Investment Companies 32,260 — — 32,260
Preferred Stocks
Government — 3,640 — 3,640
Senior Floating Rate Interests* — 11,317 — 11,317
U.S. Government & Government Agency Obligations* — 297,68 7 — 297,68 7
Total investments in securities $ 32,260 $ 678,31 2 $ 114 $ 710,68 6
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 640 — 640
Interest Rate Contracts
Futures** 367 — — 367
Derivative Liabilities
Interest Rate Contracts
Futures** (499) — — (499)
Diversified Income Fund
Bonds* — 2,784,40 4 98,06 3 2,882,467
Common Stocks
Basic Materials 2,275 2,22 5 42,06 1 46,561
Communications 1,058 — — 1,058
Consumer, Cyclical 7,154 36,477 4 43,635
Consumer, Non-cyclical 5,373 3,280 — 8,653
Energy 5,116 654 — 5,770
Financial 31,657 17,156 — 48,813
Industrial 7,086 7,383 8,085 22,554
Technology 4,670 3,314 — 7,984
Utilities 2,812 — — 2,812
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial — 79 — 79
Investment Companies 310,56 4 — — 310,56 4
Preferred Stocks
Consumer, Non-cyclical — 1,008 — 1,008
Energy 935 — — 935
Financial 16,514 8,686 — 25,200
Government — 5,853 — 5,853
Utilities 11,933 — — 11,933
Senior Floating Rate Interests* — 609,76 5 6,46 7 616,232
U.S. Government & Government Agency Obligations* — 19,667 — 19,667
Total investments in securities $ 407,14 7 $ 3,500,29 9 $ 154,68 0 $ 4,062,12 6
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 678 — 678
Interest Rate Contracts
Futures** 552 — — 552
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (77) — (77)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund
Common Stocks
Basic Materials $ 72,648 $ 156,814 $ — $ 229,462
Communications 12,563 69,353 — 81,916
Consumer, Cyclical 121,669 614,986 — 736,655
Consumer, Non-cyclical 47,854 816,590 — 864,444
Energy 62,587 184,577 — 247,164
Financial 257,843 684,206 — 942,049
Industrial 93,350 478,364 — 571,714
Technology 24,863 514,634 — 539,497
Utilities — 43,404 — 43,404
Investment Companies 328,809 — — 328,809
Total investments in securities $ 1,022,186 $ 3,562,928 $ — $ 4,585,114
Equity Income Fund
Common Stocks* 9,649,802 — — 9,649,802
Investment Companies 202,576 — — 202,576
Total investments in securities $ 9,852,378 $ — $ — $ 9,852,378
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 576,842 — 576,842
Investment Companies 69,512 — — 69,512
Total investments in securities $ 69,512 $ 576,842 $ — $ 646,354
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 6,471 — 6,471
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 9,371 — 9,371
Futures** 1,702 — — 1,702
Interest Rate Swaps — 177 — 177
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (3,376) — (3,376)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (2,056) — (2,056)
Global Emerging Markets Fund
Common Stocks
Basic Materials 4,268 10,765 — 15,033
Communications 3,274 24,722 — 27,996
Consumer, Cyclical 5,396 21,588 — 26,984
Consumer, Non-cyclical 6,270 19,928 — 26,198
Energy 5,300 15,255 — 20,555
Financial 6,255 37,200 — 43,455
Industrial 1,225 18,030 — 19,255
Technology 4,275 41,647 — 45,922
Utilities — 2,381 — 2,381
Investment Companies 19,868 — — 19,868
Preferred Stocks
Financial — 42 — 42
Total investments in securities $ 56,131 $ 191,558 $ — $ 247,689
Global Real Estate Securities Fund
Common Stocks
Communications — 15,673 — 15,673
Consumer, Cyclical 59,238 — — 59,238
Financial 1,813,568 980,911 — 2,794,479
Industrial — 33,883 — 33,883
Investment Companies 75,549 — — 75,549
Total investments in securities $ 1,948,355 $ 1,030,467 $ — $ 2,978,822
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund
Bonds* $ — $ 228,584 $ — $ 228,584
Investment Companies 72,420 — — 72,420
U.S. Government & Government Agency Obligations* — 1,535,87 6 — 1,535,8 76
Total investments in securities $ 72,420 $ 1,764,46 0 $ — $ 1,836,88 0
Derivative Assets
Interest Rate Contracts
Futures** 3,351 — — 3,351
Derivative Liabilities
Interest Rate Contracts
Futures** (8,902) — — (8,902)
Government Money Market Fund
Bonds* — 3,030,437 — 3,030,437
Investment Companies 351,300 — — 351,300
Repurchase Agreements* — 945,000 — 945,000
U.S. Government & Government Agency Obligations* — 319,924 — 319,924
Total investments in securities $ 351,300 $ 4,295,361 $ — $ 4,646,661
High Income Fund
Bonds* — 2,939,510 17,765 2,957,275
Common Stocks
Basic Materials — — 987 987
Communications — — — —
Consumer, Cyclical — 14,182 — 14,182
Energy — — — —
Industrial — — 7,450 7,450
Technology 1,013 — — 1,013
Utilities — — — —
Investment Companies 148,808 — — 148,808
Preferred Stocks — — — —
Senior Floating Rate Interests* — 338,109 5,151 343,260
Total investments in securities $ 149,821 $ 3,291,801 $ 31,353 $ 3,472,975
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (1,781) — (1,781)
High Yield Fund
Bonds* — 2,117,952 1,134 2,119,086
Common Stocks
Consumer, Cyclical — 1,009 — 1,009
Energy — 1,173 348 1,521
Financial — — — —
Convertible Bonds* — — — —
Investment Companies 102,568 — — 102,568
Senior Floating Rate Interests* — 309,256 — 309,256
Total investments in securities $ 102,568 $ 2,429,390 $ 1,482 $ 2,533,440
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 208 — 208
Inflation Protection Fund
Bonds* — 29,183 — 29,183
Investment Companies 85,109 — — 85,109
U.S. Government & Government Agency Obligations* — 1,458,844 — 1,458,844
Purchased Interest Rate Swaptions — 1 — 1
Total investments in securities $ 85,109 $ 1,488,028 $ — $ 1,573,137
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,535 — 1,535
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 25,220 — 25,220
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Futures** $ 3,265 $ — $ — $ 3,265
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (267) — (267)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (26,022) — (26,022)
Futures** (2,337) — — (2,337)
International Fund I
Common Stocks
Basic Materials 1,626 17,381 — 19,007
Communications — 4,866 — 4,866
Consumer, Cyclical 3,555 25,428 — 28,983
Consumer, Non-cyclical 7,755 40,399 — 48,154
Energy 1,501 9,042 — 10,543
Financial 24,194 70,808 — 95,002
Industrial 1,568 25,766 — 27,334
Technology 4,780 38,785 — 43,565
Utilities — 6,406 — 6,406
Investment Companies 25,236 — — 25,236
Preferred Stocks 2,774 — — 2,774
Total investments in securities $ 72,989 $ 238,881 $ — $ 311,870
LargeCap Growth Fund I
Common Stocks
Basic Materials 140,235 — — 140,235
Communications 2,187,997 — — 2,187,997
Consumer, Cyclical 927,460 — — 927,460
Consumer, Non-cyclical 2,534,749 — — 2,534,749
Energy 9,433 — — 9,433
Financial 674,219 — — 674,219
Industrial 446,293 — — 446,293
Technology 3,747,181 — 4,893 3,752,074
Utilities 378 — — 378
Convertible Preferred Stocks
Basic Materials — — 3,230 3,230
Consumer, Cyclical — — 4,473 4,473
Technology — — 12,693 12,693
Investment Companies 268,418 — — 268,418
Total investments in securities $ 10,936,363 $ — $ 25,289 $ 10,961,652
Derivative Liabilities
Equity Contracts
Futures** (5,812) — — (5,812)
LargeCap S&P 500 Index Fund
Common Stocks* 5,923,314 — — 5,923,314
Investment Companies 117,371 — — 117,371
Total investments in securities $ 6,040,685 $ — $ — $ 6,040,685
Derivative Liabilities
Equity Contracts
Futures** (4,621) — — (4,621)
LargeCap Value Fund III
Common Stocks* 3,244,212 — — 3,244,212
Investment Companies 99,448 — — 99,448
Total investments in securities $ 3,343,660 $ — $ — $ 3,343,660
Derivative Liabilities
Equity Contracts
Futures** (1,041) — — (1,041)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Fund
Common Stocks
Basic Materials $ 183,061 $ 563 $ — $ 183,624
Communications 1,391,413 — — 1,391,413
Consumer, Cyclical 5,359,524 — — 5,359,524
Consumer, Non-cyclical 1,984,158 — — 1,984,158
Diversified — — — —
Financial 4,982,235 — — 4,982,235
Industrial 2,917,679 — — 2,917,679
Technology 2,987,558 — — 2,987,558
Utilities 722,946 — — 722,946
Investment Companies 6,075 — — 6,075
Total investments in securities $ 20,534,649 $ 563 $ — $ 20,535,212
MidCap Growth Fund
Common Stocks* 248,247 — — 248,247
Investment Companies 11,963 — — 11,963
Total investments in securities $ 260,210 $ — $ — $ 260,210
MidCap Growth Fund III
Common Stocks* 1,054,641 — — 1,054,641
Investment Companies 64,198 — — 64,198
Total investments in securities $ 1,118,839 $ — $ — $ 1,118,839
Derivative Liabilities
Equity Contracts
Futures** (525) — — (525)
MidCap S&P 400 Index Fund
Common Stocks* 1,239,482 — — 1,239,482
Investment Companies 45,205 — — 45,205
Total investments in securities $ 1,284,687 $ — $ — $ 1,284,687
Derivative Liabilities
Equity Contracts
Futures** (2,186) — — (2,186)
MidCap Value Fund I
Common Stocks* 3,584,964 — — 3,584,964
Investment Companies 145,226 — — 145,226
Total investments in securities $ 3,730,190 $ — $ — $ 3,730,190
Derivative Liabilities
Equity Contracts
Futures** (1,124) — — (1,124)
Money Market Fund
Bonds* — 25,403 — 25,403
Commercial Paper* — 700,132 — 700,132
Investment Companies 30,610 — — 30,610
Municipal Bonds* — 14,155 — 14,155
Repurchase Agreements* — 34,000 — 34,000
Total investments in securities $ 30,610 $ 773,690 $ — $ 804,300
Overseas Fund
Common Stocks
Basic Materials — 43,026 — 43,026
Communications 60 40,877 — 40,937
Consumer, Cyclical 26,924 231,294 — 258,218
Consumer, Non-cyclical 14,949 451,501 — 466,450
Diversified — 921 — 921
Energy 72,428 112,179 — 184,607
Financial 21,383 471,380 — 492,763
Industrial 12,658 383,626 — 396,284
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund (continued)
Common Stocks (continued)
Technology $ 114 $ 77,117 $ — $ 77,231
Utilities — 124,020 — 124,020
Investment Companies 153,343 — — 153,343
Preferred Stocks
Basic Materials — 30 — 30
Consumer, Cyclical — 14,346 — 14,346
Consumer, Non-cyclical — 16,544 — 16,544
Total investments in securities $ 301,859 $ 1,966,861 $ — $ 2,268,720
Derivative Liabilities
Equity Contracts
Futures** (748) — — (748)
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 70,460 — — 70,460
Communications 369,396 — — 369,396
Consumer, Cyclical 347,972 — — 347,972
Consumer, Non-cyclical 554,354 — — 554,354
Energy 199,144 — — 199,144
Financial 541,072 — — 541,072
Industrial 211,960 21,431 — 233,391
Technology 661,247 — — 661,247
Utilities 100,806 — — 100,806
Investment Companies 107,113 — — 107,113
Total investments in securities $ 3,163,524 $ 21,431 $ — $ 3,184,955
Principal LifeTime 2010 Fund
Investment Companies 596,836 — — 596,836
Total investments in securities $ 596,836 $ — $ — $ 596,836
Principal LifeTime 2015 Fund
Investment Companies 318,817 — — 318,817
Total investments in securities $ 318,817 $ — $ — $ 318,817
Principal LifeTime 2020 Fund
Investment Companies 3,090,550 — — 3,090,550
Total investments in securities $ 3,090,550 $ — $ — $ 3,090,550
Principal LifeTime 2025 Fund
Investment Companies 1,666,508 — — 1,666,508
Total investments in securities $ 1,666,508 $ — $ — $ 1,666,508
Principal LifeTime 2030 Fund
Investment Companies 5,621,721 — — 5,621,721
Total investments in securities $ 5,621,721 $ — $ — $ 5,621,721
Principal LifeTime 2035 Fund
Investment Companies 1,615,128 — — 1,615,128
Total investments in securities $ 1,615,128 $ — $ — $ 1,615,128
Principal LifeTime 2040 Fund
Investment Companies 4,194,074 — — 4,194,074
Total investments in securities $ 4,194,074 $ — $ — $ 4,194,074
Principal LifeTime 2045 Fund
Investment Companies 1,232,946 — — 1,232,946
Total investments in securities $ 1,232,946 $ — $ — $ 1,232,946
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2050 Fund
Investment Companies $ 2,702,372 $ — $ — $ 2,702,372
Total investments in securities $ 2,702,372 $ — $ — $ 2,702,372
Principal LifeTime 2055 Fund
Investment Companies 722,729 — — 722,729
Total investments in securities $ 722,729 $ — $ — $ 722,729
Principal LifeTime 2060 Fund
Investment Companies 662,084 — — 662,084
Total investments in securities $ 662,084 $ — $ — $ 662,084
Principal LifeTime 2065 Fund
Investment Companies 87,786 — — 87,786
Total investments in securities $ 87,786 $ — $ — $ 87,786
Principal LifeTime Hybrid 2015 Fund
Investment Companies 151,649 — — 151,649
Total investments in securities $ 151,649 $ — $ — $ 151,649
Principal LifeTime Hybrid 2020 Fund
Investment Companies 451,881 — — 451,881
Total investments in securities $ 451,881 $ — $ — $ 451,881
Principal LifeTime Hybrid 2025 Fund
Investment Companies 500,741 — — 500,741
Total investments in securities $ 500,741 $ — $ — $ 500,741
Principal LifeTime Hybrid 2030 Fund
Investment Companies 520,625 — — 520,625
Total investments in securities $ 520,625 $ — $ — $ 520,625
Principal LifeTime Hybrid 2035 Fund
Investment Companies 394,632 — — 394,632
Total investments in securities $ 394,632 $ — $ — $ 394,632
Principal LifeTime Hybrid 2040 Fund
Investment Companies 372,240 — — 372,240
Total investments in securities $ 372,240 $ — $ — $ 372,240
Principal LifeTime Hybrid 2045 Fund
Investment Companies 246,068 — — 246,068
Total investments in securities $ 246,068 $ — $ — $ 246,068
Principal LifeTime Hybrid 2050 Fund
Investment Companies 203,594 — — 203,594
Total investments in securities $ 203,594 $ — $ — $ 203,594
Principal LifeTime Hybrid 2055 Fund
Investment Companies 101,997 — — 101,997
Total investments in securities $ 101,997 $ — $ — $ 101,997
Principal LifeTime Hybrid 2060 Fund
Investment Companies 42,180 — — 42,180
Total investments in securities $ 42,180 $ — $ — $ 42,180
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2065 Fund
Investment Companies $ 11,348 $ — $ — $ 11,348
Total investments in securities $ 11,348 $ — $ — $ 11,348
Principal LifeTime Hybrid Income Fund
Investment Companies 86,357 — — 86,357
Total investments in securities $ 86,357 $ — $ — $ 86,357
Principal LifeTime Strategic Income Fund
Investment Companies 391,428 — — 391,428
Total investments in securities $ 391,428 $ — $ — $ 391,428
Real Estate Securities Fund
Common Stocks* 6,862,771 — — 6,862,771
Investment Companies 230,294 — — 230,294
Total investments in securities $ 7,093,065 $ — $ — $ 7,093,065
SAM Balanced Portfolio
Investment Companies 4,425,715 — — 4,425,715
Total investments in securities $ 4,425,715 $ — $ — $ 4,425,715
SAM Conservative Balanced Portfolio
Investment Companies 1,779,301 — — 1,779,301
Total investments in securities $ 1,779,301 $ — $ — $ 1,779,301
SAM Conservative Growth Portfolio
Investment Companies 3,026,569 — — 3,026,569
Total investments in securities $ 3,026,569 $ — $ — $ 3,026,569
SAM Flexible Income Portfolio
Investment Companies 2,782,559 — — 2,782,559
Total investments in securities $ 2,782,559 $ — $ — $ 2,782,559
SAM Strategic Growth Portfolio
Investment Companies 1,963,897 — — 1,963,897
Total investments in securities $ 1,963,897 $ — $ — $ 1,963,897
Short-Term Income Fund
Bonds* — 3,300,437 — 3,300,437
Commercial Paper* — 104,978 — 104,978
Investment Companies 41,567 — — 41,567
U.S. Government & Government Agency Obligations* — 208,476 — 208,476
Total investments in securities $ 41,567 $ 3,613,891 $ — $ 3,655,458
SmallCap Fund
Common Stocks* 1,222,571 — — 1,222,571
Investment Companies 59,817 — — 59,817
Total investments in securities $ 1,282,388 $ — $ — $ 1,282,388
SmallCap Growth Fund I
Common Stocks
Basic Materials 44,525 — — 44,525
Communications 109,067 — — 109,067
Consumer, Cyclical 370,734 — — 370,734
Consumer, Non-cyclical 650,598 — — 650,598
Energy 48,017 — — 48,017
Financial 195,077 — — 195,077
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I (continued)
Common Stocks (continued)
Industrial $ 329,921 $ — $ — $ 329,921
Technology 470,675 — — 470,675
Utilities 7,463 — — 7,463
Investment Companies 142,910 — — 142,910
Total investments in securities $ 2,368,987 $ — $ — $ 2,368,987
Derivative Liabilities
Equity Contracts
Futures** (649) — — (649)
SmallCap S&P 600 Index Fund
Common Stocks* 1,193,358 — — 1,193,358
Investment Companies 19,814 — — 19,814
Total investments in securities $ 1,213,172 $ — $ — $ 1,213,172
Derivative Liabilities
Equity Contracts
Futures** (950) — — (950)
SmallCap Value Fund II
Common Stocks
Basic Materials 60,945 — — 60,945
Communications 20,204 — 1 20,205
Consumer, Cyclical 164,380 — — 164,380
Consumer, Non-cyclical 154,335 — 8 154,343
Energy 106,808 — — 106,808
Financial 287,289 — — 287,289
Government 26 — — 26
Industrial 181,214 — — 181,214
Technology 85,299 — — 85,299
Utilities 42,624 — — 42,624
Investment Companies 51,990 — — 51,990
Total investments in securities $ 1,155,114 $ — $ 9 $ 1,155,123
Derivative Liabilities
Equity Contracts
Futures** (303) — — (303)
Tax-Exempt Bond Fund
Investment Companies 8,51 5 — — 8,51 5
Municipal Bonds* — 719,500 — 719,500
Total investments in securities $ 8,51 5 $ 719,500 $ — $ 728,01 5
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
Fund Asset Type
Fair Value as of
April 30, 2022 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
Valuation if Input
had Increased
Global Diversified Income Fund
Bonds $ 97,871 Yield Analysis Yield to Maturity 8.6 – 11.0 (10.2)% Increase
192 Liquidation Analysis Discount Rate 10.7% Decrease
Common Stocks 42,062 Enterprise Valuation Model EBITDA Multiples 3.1 – 5.7x (4.8x) Increase
Discounted Cash Flow Discount Rate 12.2 – 18.9 (13.7)% Decrease
8,088 Market Quotations Broker Quote $ 0.05 – 67.00 ($66.97) Increase
Senior Floating Rate Interests 6,467 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 154,680
LargeCap Growth Fund I
Common Stocks 4,893 Precedent Transaction Analysis Direct Offering Price $ 19.20 – 40.13 ($39.25) Increase
Enterprise Valuation Model
Enterprise Value to Gross
Profit Multiple
29.5x
Increase
Convertible Preferred Stocks 20,396 Precedent Transaction Analysis Direct Offering Price $ 20.85 – 91.72($51.01) Increase
Enterprise Valuation Model
Enterprise Value to Sales
Multiple
4.1 – 6.2x (4.9x)
Increase
Enterprise Valuation Model
Enterprise Value to Gross
Merchandise Volume
Multiple
0.6x
Increase
Enterprise Valuation Model EBITDA Multiple 4.3x Increase
Total
$ 25,289
Fund
Fair Value
October
31, 2021
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Fair Value
April 30,
2022
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held at
April 30, 2022
Global Diversified Income Fund
Bonds $ 98,165 $ (869) $ (1,000) $ 560 $ (1,483) $ 2,690 $ — $ 98,063 $ (1,036)
Common Stock 70,453 — 6,286 — — — (26,589) 50,150 6,286
Senior Floating Rate Interests 6,539 — — 390 (462) — — 6,467 —
Total
$ 175,157 $ (869) $ 5,286 $950 $ (1,945) $ 2,690 $ (26,589) $ 154,680 $ 5,250
LargeCap Growth Fund I
Common Stock $ 5,886 $ — $ (993) $ — $ — $ — $ — $ 4,893 $ (993)
Convertible Preferred Stock 266,693 — (189,829) — (56,468) — — 20,396 (2,381)
Total
$ 272,579 $ — $ (190,822) $ — $ (56,468) $ — $ — $ 25,289 $ (3,374)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM
Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal
LifeTime Funds and Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
California Municipal Fund (Effective January 1, 2022) .40% .38% .36% .35%
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III (Effective January 1, 2022) .87 .85 .83 .82
MidCap Growth Fund III (Prior to January 1, 2022) .90 .86 .84 .82
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund (Effective January 1, 2022) .40 .38 .36 .35
Tax-Exempt Bond Fund (Prior to January 1, 2022) .45 .43 .41 .40
Net assets of Fund
First $1 billion Over $1 billion
California Municipal Fund (Prior to January 1, 2022) .45% .40%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Diversified Income Fund (Effective January 1, 2022)
.73 .71 .69 .68 .67 .66
Diversified Income Fund (Prior to January 1, 2022)
.80 .78 .76 .75 .73 .70
Global Emerging Markets Fund
1.05 1.03 1.01 1.00 .99 .98
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Fund I
.75 .73 .71 .70 .69 .68
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund
.97 .95 .93 .92 .91 .90
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $1
billion
Next $3
billion
Next $3
billion
Next $3
billion
Over $10
billion
Core Fixed Income Fund (Effective January 1, 2022)
.39% .38% .37% .36% .34%
Net Assets of Fund
First $1
billion
Next $4
billion
Next $2
billion
Over $7
billion
Core Fixed Income Fund (Prior to January 1, 2022)
.43% .41% .40% .38%

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%,
.25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5,
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund
.80% .78% .76% .75% .73% .70% .69%
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Over $10
billion
Equity Income Fund (Effective January 1, 2022)
.60% .55% .50% .49% .48%
Equity Income Fund (Prior to January 1, 2022)
.60 .55 .50 .49 .49
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund (Effective
January 1, 2022)
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
MidCap Fund (Prior to
January 1, 2022)
.65 .63 .61 .60 .59 .58 .57 .56 .55 .55 .55
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Over $5
billion
Real Estate Securities Fund
.85% .83% .81% .80% .79% .78% .77%
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund
.625% .50%
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
LargeCap S&P 500 Index Fund (Effective January 1, 2022)
.15% .14% .13%
LargeCap S&P 500 Index Fund (Prior to January 1, 2022)
.15 .15 .15
Net Assets of Fund
First $1
billion
Next $4
billion
Over $5
billion
Short-Term Income Fund (Effective January 1, 2022)
.40% .38% .35%
Short-Term Income Fund (Prior to January 1, 2022)
.42 .40 .35
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period  are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Period from November 1, 2021 through April 30, 2022
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .46%* February 28, 2023
Core Fixed Income Fund N/A N/A N/A .46** February 28, 2023
Core Plus Bond Fund .84% N/A N/A .56 February 28, 2023
Diversified Income Fund N/A N/A N/A .68 February 28, 2023
Diversified International Fund N/A 1.98% N/A .85 February 28, 2023
Equity Income Fund N/A N/A N/A .52 February 28, 2023
Finisterre Emerging Markets Total Return Bond Fund N/A N/A N/A .85 February 28, 2023
Global Emerging Markets Fund 1.55 2.35*** 1.37% 1.20 February 28, 2023
Global Real Estate Securities Fund N/A N/A N/A .94 February 28, 2023
Government & High Quality Bond Fund N/A 1.63 N/A .53 February 28, 2023
Government Money Market Fund N/A N/A N/A .15 February 28, 2023
High Yield Fund N/A N/A N/A .61 February 28, 2023
Inflation Protection Fund N/A N/A .85^ N/A February 28, 2023
International Fund I N/A N/A N/A .90 February 28, 2023
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 28, 2023
MidCap Fund
N/A N/A
N/A
.70
February 28, 2022
MidCap Growth Fund
N/A N/A
N/A
.75
February 28, 2023
MidCap Value Fund I
1.15^^ N/A
N/A
.69^^^
February 28, 2023
Money Market Fund
.50 N/A
N/A
N/A
February 28, 2023
Principal LifeTime 2010 Fund
.38 N/A
N/A
N/A
February 28, 2023
Principal LifeTime 2020 Fund
.38 N/A
N/A
N/A
February 28, 2022
Principal LifeTime 2030 Fund
.38
N/A N/A
N/A
February 28, 2023
Principal LifeTime 2040 Fund .38 N/A N/A
N/A
February 28, 2023
Principal LifeTime 2050 Fund .38 N/A N/A
N/A
February 28, 2023
Principal LifeTime 2060 Fund N/A N/A .38
N/A
February 28, 2023
Principal LifeTime 2065 Fund N/A N/A N/A
.08
February 28, 2023
Principal LifeTime Hybrid 2015 Fund
N/A
N/A
.30 .05
February 28, 2023
Principal LifeTime Hybrid 2020 Fund
N/A
N/A
N/A .05
February 28, 2023
Principal LifeTime Hybrid 2025 Fund N/A N/A N/A .05 February 28, 2023
Principal LifeTime Hybrid 2030 Fund N/A N/A N/A .05 February 28, 2023
Principal LifeTime Hybrid 2035 Fund N/A N/A N/A .05 February 28, 2023
Principal LifeTime Hybrid 2040 Fund N/A N/A .30# .05 February 28, 2023
Principal LifeTime Hybrid 2045 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid 2050 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid 2055 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid 2060 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid 2065 Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Hybrid Income Fund N/A N/A .30 .05 February 28, 2023
Principal LifeTime Strategic Income Fund .38 N/A N/A N/A February 28, 2023
Real Estate Securities Fund N/A N/A N/A .86## February 28, 2023
Short-Term Income Fund
N/A
N/A N/A
.43
February 28, 2023
SmallCap Fund
N/A
N/A N/A
.85
February 28, 2023
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

* Prior to January 1, 2022, the contractual expense limit was .51%.
** Prior to January 1, 2022, there was no contractual limit.
***Prior to March 1, 2022, the contractual expense limit was 2.51%.
^Prior to March 1, 2022, the contractual expense limit was 1.15%.
^^Prior to March 1, 2022, there was no contractual limit.
^^^Prior to January 1, 2022, the contractual expense limit was .72%.
#Contractual expense limit expired February 28, 2022.
##Prior to January 1, 2022, the contractual expense limit was .91%.
###Prior to January 1, 2022, the contractual expense limit was .52%.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Period from November 1, 2021 through April 30, 2022
Class A Class C Class J Institutional Expiration
SmallCap S&P 600 Index Fund N/A
N/A
N/A
.21
February 28, 2023
SmallCap Value Fund II N/A
N/A
1.30^^
.96
February 28, 2023
Tax-Exempt Bond Fund N/A
1.60 N/A .45###
February 28, 2023
Period from November 1, 2021 through April 30, 2022
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% .98% .79% .67% February 28, 2023
Principal LifeTime 2065 Fund .93 .62 .43 .31
February 28, 2023
Short-Term Income Fund N/A N/A .79 N/A
February 28, 2023
Period from November 1, 2021 through April 30, 2022
R-6 Expiration
Diversified Income Fund .02
February 28, 2023
Diversified International Fund .04
February 28, 2023
Global Emerging Markets Fund .04
February 28, 2023
Global Real Estate Securities Fund .02
February 28, 2022
International Fund I .04
February 28, 2023
MidCap Fund .02
February 28, 2023
MidCap S&P 400 Index Fund .02
February 28, 2022
MidCap Value Fund I .02
February 28, 2022
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2023
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2023
Principal LifeTime Hybrid Income Fund .02
February 28, 2023
SmallCap Fund .02
February 28, 2023
SmallCap Growth Fund I .01
February 28, 2023
SmallCap S&P 600 Index Fund .02
February 28, 2022
SmallCap Value Fund II .02
February 28, 2023
Expiration
Core Plus Bond Fund .060%
February 28, 2023
Diversified Income Fund . 040^
February 28, 2023
High Income Fund .015
February 28, 2023
LargeCap Growth Fund I .016
February 28, 2023
LargeCap Value Fund III .065
February 28, 2023
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

^Prior to January 1, 2022, the contractual expense reduction was 0.080%
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through
February 28, 2023. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed
.13% for Class J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2023.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed
Income Fund, Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond
Fund, Diversified Income Fund, Finisterre Emerging Markets Total Return Bond Fund, High Yield Fund, Principal LifeTime 2010 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and
5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2022, were as follows (amounts in thousands):
Expiration
MidCap Growth Fund III .020
February 28, 2023
MidCap Value Fund I .020 February 28, 2023
Overseas Fund .035 February 28, 2023
SmallCap Growth Fund I .020 February 28, 2023
SmallCap Value Fund II .020 February 28, 2023
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
Class A Class C Class J
California Municipal Fund $ 35 $ 2 $ N/A
Core Fixed Income Fund 26 1 2
Core Plus Bond Fund 15 N/A 1
Diversified Income Fund 59 5 N/A
Diversified International Fund 53 — 4
Equity Income Fund 142 7 2
Finisterre Emerging Markets Total Return Bond Fund 1 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At April 30, 2022, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Class A Class C Class J
Global Emerging Markets Fund 27 — —
Global Real Estate Securities Fund 17 1 N/A
Government & High Quality Bond Fund 31 — 2
High Yield Fund 31 3 N/A
Inflation Protection Fund N/A N/A 4
LargeCap Growth Fund I 77 N/A 6
LargeCap S&P 500 Index Fund 122 2 20
LargeCap Value Fund III N/A N/A 2
MidCap Fund 141 1 1
MidCap Growth Fund N/A N/A 4
MidCap S&P 400 Index Fund N/A N/A 1
MidCap Value Fund I 43 N/A 1
Money Market Fund 4 N/A 42
Principal Capital Appreciation Fund 78 1 N/A
Principal LifeTime 2010 Fund 2 N/A 2
Principal LifeTime 2020 Fund 26 N/A 16
Principal LifeTime 2030 Fund 127 N/A 16
Principal LifeTime 2040 Fund 103 N/A 18
Principal LifeTime 2050 Fund 173 N/A 12
Principal LifeTime 2060 Fund N/A N/A 2
Principal LifeTime Hybrid 2015 Fund N/A N/A 16
Principal LifeTime Hybrid 2020 Fund N/A N/A 47
Principal LifeTime Hybrid 2025 Fund N/A N/A 92
Principal LifeTime Hybrid 2030 Fund N/A N/A 44
Principal LifeTime Hybrid 2035 Fund N/A N/A 40
Principal LifeTime Hybrid 2040 Fund N/A N/A 33
Principal LifeTime Hybrid 2045 Fund N/A N/A 25
Principal LifeTime Hybrid 2050 Fund N/A N/A 30
Principal LifeTime Hybrid 2055 Fund N/A N/A 13
Principal LifeTime Hybrid 2060 Fund N/A N/A 6
Principal LifeTime Hybrid 2065 Fund N/A N/A 2
Principal LifeTime Hybrid Income Fund N/A N/A 6
Principal LifeTime Strategic Income Fund 15 N/A 4
Real Estate Securities Fund 53 1 2
SAM Balanced Portfolio 425 8 111
SAM Conservative Balanced Portfolio 170 5 87
SAM Conservative Growth Portfolio 373 6 50
SAM Flexible Income Portfolio 228 8 87
SAM Strategic Growth Portfolio 322 8 18
Short-Term Income Fund 137 2 5
SmallCap Fund 69 2 1
SmallCap S&P 600 Index Fund N/A N/A 2
Tax-Exempt Bond Fund 57 3 N/A
Institutional R-1 R-5 R-6
Core Fixed Income Fund 59 – – 187,286
Core Plus Bond Fund 495 – – N/A
Diversified Income Fund 70 N/A N/A 558
Diversified International Fund 488 – – 866
Equity Income Fund 61,035 – – N/A
Finisterre Emerging Markets Total Return Bond Fund 179 N/A N/A N/A
Global Emerging Markets Fund 19 – – –
Global Real Estate Securities Fund 677 N/A – 6,718
Government & High Quality Bond Fund 25 – – N/A
Government Money Market Fund 13,959 N/A N/A N/A
High Income Fund 275,594 N/A N/A N/A
High Yield Fund 412 N/A N/A 13,945
Inflation Protection Fund 109,913 – – N/A
International Fund I – – – 12,305
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $1,000 of brokerage commission was paid to SAMI Brokerage
LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal
Financial Group during the period ended April 30, 2022 .
6. Investment Transactions
For the period ended April 30, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Institutional R-1 R-5 R-6
LargeCap Growth Fund I – – – 261,938
LargeCap S&P 500 Index Fund 1,538 – – N/A
LargeCap Value Fund III 23,241 – – N/A
MidCap Fund 461 – – –
MidCap Growth Fund 105 – – N/A
MidCap Growth Fund III 40,155 – – N/A
MidCap Value Fund I – – – 74,936
Overseas Fund 38,797 2 N/A N/A
Principal Capital Appreciation Fund 9,219 – – N/A
Principal LifeTime 2010 Fund 25,619 – – N/A
Principal LifeTime 2015 Fund 25,684 – – N/A
Principal LifeTime 2020 Fund 132,230 – – N/A
Principal LifeTime 2025 Fund 107,879 – – N/A
Principal LifeTime 2030 Fund 243,758 – – N/A
Principal LifeTime 2035 Fund 96,428 – – N/A
Principal LifeTime 2040 Fund 169,144 – – N/A
Principal LifeTime 2045 Fund 65,063 – – N/A
Principal LifeTime 2050 Fund 113,012 – – N/A
Principal LifeTime 2055 Fund 34,656 – – N/A
Principal LifeTime 2060 Fund 32,644 – – N/A
Principal LifeTime 2065 Fund 5,477 – – N/A
Principal LifeTime Hybrid 2030 Fund 30 N/A N/A –
Principal LifeTime Hybrid 2040 Fund 32 N/A N/A –
Principal LifeTime Hybrid 2050 Fund 8 N/A N/A –
Principal LifeTime Strategic Income Fund 22,829 – – N/A
Real Estate Securities Fund 223 – 226 17,542
SAM Balanced Portfolio 38,809 – – N/A
SAM Conservative Balanced Portfolio 15,041 – – N/A
SAM Conservative Growth Portfolio 20,230 – – N/A
SAM Flexible Income Portfolio 11,287 – – N/A
SAM Strategic Growth Portfolio 13,000 – – N/A
Short-Term Income Fund 45,685 – – N/A
SmallCap Fund 218 – – 543
SmallCap Growth Fund I – – – 75,280
SmallCap S&P 600 Index Fund 23 – – –
SmallCap Value Fund II 151 – – 45,195
Tax-Exempt Bond Fund 57 N/A N/A N/A
Purchases Sales
California Municipal Fund $ 111,635 $ 149,228
Core Fixed Income Fund 683,628 729,890
Core Plus Bond Fund 368,129 325,466
Diversified Income Fund 1,606,941 1,871,141
Diversified International Fund 1,696,728 1,895,920
Equity Income Fund 623,182 844,963
Finisterre Emerging Markets Total Return Bond Fund 421,030 395,077
Global Emerging Markets Fund 53,952 65,957
Global Real Estate Securities Fund 216,656 1,139,397
Government & High Quality Bond Fund 1,782,927 1,452,451
Government Money Market Fund — —
High Income Fund 864,961 827,259
High Yield Fund 420,207 580,101
Inflation Protection Fund 76,542 41,750
International Fund I 100,278 86,025
LargeCap Growth Fund I 1,990,380 2,301,157
LargeCap S&P 500 Index Fund 453,301 47,646
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

For the period ended April 30, 2022, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Purchases Sales
LargeCap Value Fund III 798,921 863,513
MidCap Fund 2,109,114 1,727,500
MidCap Growth Fund 212,064 212,177
MidCap Growth Fund III 364,307 211,558
MidCap S&P 400 Index Fund 134,485 137,897
MidCap Value Fund I 1,532,079 750,206
Money Market Fund — —
Overseas Fund 728,678 1,332,404
Principal Capital Appreciation Fund 1,859,231 698,593
Principal LifeTime 2010 Fund 118,479 146,174
Principal LifeTime 2015 Fund 66,349 71,004
Principal LifeTime 2020 Fund 587,555 728,291
Principal LifeTime 2025 Fund 386,260 263,020
Principal LifeTime 2030 Fund 1,308,977 1,119,584
Principal LifeTime 2035 Fund 382,914 153,041
Principal LifeTime 2040 Fund 924,455 583,955
Principal LifeTime 2045 Fund 360,414 170,147
Principal LifeTime 2050 Fund 762,520 462,476
Principal LifeTime 2055 Fund 219,479 88,152
Principal LifeTime 2060 Fund 201,208 80,974
Principal LifeTime 2065 Fund 38,893 12,748
Principal LifeTime Hybrid 2015 Fund 53,776 17,259
Principal LifeTime Hybrid 2020 Fund 115,707 64,230
Principal LifeTime Hybrid 2025 Fund 151,603 50,371
Principal LifeTime Hybrid 2030 Fund 156,206 64,473
Principal LifeTime Hybrid 2035 Fund 112,118 35,578
Principal LifeTime Hybrid 2040 Fund 117,311 38,699
Principal LifeTime Hybrid 2045 Fund 87,720 31,611
Principal LifeTime Hybrid 2050 Fund 76,037 28,965
Principal LifeTime Hybrid 2055 Fund 37,625 11,417
Principal LifeTime Hybrid 2060 Fund 17,815 4,811
Principal LifeTime Hybrid 2065 Fund 6,324 2,392
Principal LifeTime Hybrid Income Fund 31,473 17,917
Principal LifeTime Strategic Income Fund 100,697 109,610
Real Estate Securities Fund 860,380 450,581
SAM Balanced Portfolio 1,211,072 1,157,026
SAM Conservative Balanced Portfolio 520,646 432,565
SAM Conservative Growth Portfolio 917,745 879,999
SAM Flexible Income Portfolio 573,524 522,801
SAM Strategic Growth Portfolio 539,021 492,951
Short-Term Income Fund 440,986 1,045,207
SmallCap Fund 189,552 128,775
SmallCap Growth Fund I 605,682 671,041
SmallCap S&P 600 Index Fund 90,302 157,472
SmallCap Value Fund II 317,026 512,012
Tax-Exempt Bond Fund 284,948 264,761
Purchases Sales
Core Fixed Income Fund $ 498,669 $ 3,165
Core Plus Bond Fund 139,830 160,347
Diversified Income Fund 148,144 128,516
Government & High Quality Bond Fund 812,055 751,285
High Yield Fund 49,440 49,201
Inflation Protection Fund 352,753 334,265
Short-Term Income Fund 125,377 40,573
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2022 and October 31,
2021 were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income Long-Term Capital Gain Return of Capital
2022 2021 2022 2021* 2022 2021^ 2022 2021
California Municipal Fund $ — $ — $ 7,608 $ 15,274 $ — $ — $ — $ —
Core Fixed Income Fund 121,324 232,772 — — — — — —
Core Plus Bond Fund 10,797 39,242 — — 4,510 4,868 — —
Diversified Income Fund 102,906 206,008 — — — — — —
Diversified International Fund 222,492 149,185 — — 516,203 — — —
Equity Income Fund 157,162 155,255 — — 340,547 — — —
Finisterre Emerging Markets Total Return Bond Fund 14,108 16,197 — — — — — 2,472
Global Emerging Markets Fund 3,571 724 — — 16,435 — — —
Global Real Estate Securities Fund 80,556 25,224 — — 4,682 — — —
Government & High Quality Bond Fund 9,402 17,281 — — — — — —
Government Money Market Fund 363 — — — — — — —
High Income Fund 90,378 184,520 — — — — — —
High Yield Fund 66,442 151,386 — — — — — —
Inflation Protection Fund 70,189 8,693 — — 34,051 — — —
International Fund I 8,613 4,328 — — 36,221 16,825 — —
LargeCap Growth Fund I 121,051 210,273 — — 1,379,463 635,155 — —
LargeCap S&P 500 Index Fund 99,433 141,743 — — 691,436 270,458 — —
LargeCap Value Fund III 97,310 32,471 — — 206,314 — — —
MidCap Fund 67,076 — — — 1,762,753 236,706 — —
MidCap Growth Fund 21,589 1,177 — — 35,429 25,026 — —
MidCap Growth Fund III 39,341 9,430 — — 203,588 56,450 — —
MidCap S&P 400 Index Fund 38,192 18,264 — — 74,015 64,273 — —
MidCap Value Fund I 140,147 33,257 — — 171,145 — — —
Overseas Fund 183,397 50,040 — — — — — —
Principal Capital Appreciation Fund 63,328 17,641 — — 175,680 87,369 — —
Principal LifeTime 2010 Fund 21,861 20,245 — — 27,253 28,047 — —
Principal LifeTime 2015 Fund 10,375 9,889 — — 17,892 10,024 — —
Principal LifeTime 2020 Fund 99,384 93,753 — — 218,144 121,325 — —
Principal LifeTime 2025 Fund 52,135 44,526 — — 81,785 40,270 — —
Principal LifeTime 2030 Fund 171,242 153,433 — — 364,064 206,628 — —
Principal LifeTime 2035 Fund 51,550 37,260 — — 66,718 37,547 — —
Principal LifeTime 2040 Fund 139,524 96,675 — — 263,932 150,913 — —
Principal LifeTime 2045 Fund 44,827 23,165 — — 43,104 25,873 — —
Principal LifeTime 2050 Fund 95,458 56,970 — — 140,429 76,226 — —
Principal LifeTime 2055 Fund 25,153 12,424 — — 19,116 10,453 — —
Principal LifeTime 2060 Fund 22,440 9,507 — — 14,257 8,782 — —
Principal LifeTime 2065 Fund 2,735 655 — — 584 309 — —
Principal LifeTime Hybrid 2015 Fund 3,695 4,839 — — 4,286 584 — —
Principal LifeTime Hybrid 2020 Fund 13,171 14,968 — — 14,728 2,832 — —
Principal LifeTime Hybrid 2025 Fund 13,326 13,096 — — 12,688 2,020 — —
Principal LifeTime Hybrid 2030 Fund 14,308 13,768 — — 14,341 3,048 — —
Principal LifeTime Hybrid 2035 Fund 10,402 8,943 — — 9,808 1,984 — —
Principal LifeTime Hybrid 2040 Fund 10,576 7,956 — — 8,606 2,212 — —
Principal LifeTime Hybrid 2045 Fund 6,507 4,615 — — 5,344 1,440 — —
Principal LifeTime Hybrid 2050 Fund 5,395 3,523 — — 4,128 1,144 — —
Principal LifeTime Hybrid 2055 Fund 2,520 1,407 — — 1,778 520 — —
Principal LifeTime Hybrid 2060 Fund 986 474 — — 556 142 — —
Principal LifeTime Hybrid 2065 Fund 254 10 1 — — — — — 3
Principal LifeTime Hybrid Income Fund 2,254 3,124 — — 2,465 184 — —
Principal LifeTime Strategic Income Fund 13,438 11,511 — — 18,825 5,048 — —
Real Estate Securities Fund 152,199 120,062 — — 91,421 16,753 — —
SAM Balanced Portfolio 97,528 57,337 — — 362,571 76,689 — —
SAM Conservative Balanced Portfolio 34,131 28,234 — — 89,557 17,681 — —
SAM Conservative Growth Portfolio 65,499 42,609 — — 214,098 65,067 — —
SAM Flexible Income Portfolio 64,919 50,850 — — 100,550 24,667 — —
SAM Strategic Growth Portfolio 36,026 23,214 — — 134,035 58,864 — —
Short-Term Income Fund 23,030 92,040 — — 21,062 9,067 — —
SmallCap Fund 20,399 5,978 — — 82,526 13,732 — —
SmallCap Growth Fund I 100,933 29,758 — — 301,451 104,805 — —

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2021, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income Long-Term Capital Gain Return of Capital
2022 2021 2022 2021* 2022 2021^ 2022 2021
SmallCap S&P 600 Index Fund 34,913 19,124 — — 85,615 7,483 — —
SmallCap Value Fund II 143,418 7,762 — — 45,873 — — —
Tax-Exempt Bond Fund — 85 8,481 16,592 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net
Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $— $122 $— $(13,497) $44,022 $— $30,647
Core Fixed Income Fund 2,237 — — (53,807) 241,776 (120) 190,086
Core Plus Bond Fund 4,124 — 4,507 — 9,652 (361) 17,922
Diversified Income Fund 6,538 — — (518,306) (19,237) (23,058) (554,063)
Diversified International Fund 214,313 — 516,197 (28,989) 1,029,507 — 1,731,028
Equity Income Fund 82,628 — 340,539 — 4,966,154 — 5,389,321
Finisterre Emerging Markets Total Return Bond Fund — — — (1,645) (8,901) 102 (10,444)
Global Emerging Markets Fund 3,234 — 16,435 — 58,605 — 78,274
Global Real Estate Securities Fund 65,720 — 4,671 — 866,745 — 937,136
Government & High Quality Bond Fund 509 — — (88,064) (986) (65) (88,606)
High Income Fund 3,158 — — (227,305) 47,607 (2,791) (179,331)
High Yield Fund 2,472 — — (204,844) 58,386 (8,268) (152,254)
Inflation Protection Fund 58,864 — 34,015 — 92,299 (800) 184,378
International Fund I 7,845 — 36,220 — 67,960 — 112,025
LargeCap Growth Fund I 121,051 — 1,379,420 — 7,554,436 — 9,054,907
LargeCap S&P 500 Index Fund 86,061 — 691,420 — 4,092,733 — 4,870,214
LargeCap Value Fund III 87,131 — 206,308 — 622,210 — 915,649
MidCap Fund 67,065 — 1,762,738 — 13,095,165 — 14,924,968
MidCap Growth Fund 21,588 — 35,428 — 82,773 — 139,789
MidCap Growth Fund III 39,338 — 203,583 — 500,690 — 743,611
MidCap S&P 400 Index Fund 35,155 — 74,013 — 472,540 — 581,708
MidCap Value Fund I 130,136 — 171,132 — 576,132 — 877,400
Overseas Fund 179,825 — — — 262,951 — 442,776
Principal Capital Appreciation Fund 59,221 — 175,678 — 1,350,787 — 1,585,686
Principal LifeTime 2010 Fund 11,230 — 27,248 — 92,446 — 130,924
Principal LifeTime 2015 Fund 4,427 — 17,890 — 83,143 — 105,460
Principal LifeTime 2020 Fund 35,610 — 218,127 — 856,324 — 1,110,061
Principal LifeTime 2025 Fund 16,668 — 81,773 — 467,719 — 566,160
Principal LifeTime 2030 Fund 47,405 — 364,044 — 1,737,475 — 2,148,924
Principal LifeTime 2035 Fund 11,814 — 66,715 — 501,080 — 579,609
Principal LifeTime 2040 Fund 20,152 — 263,908 — 1,563,102 — 1,847,162
Principal LifeTime 2045 Fund 8,389 — 43,096 — 421,257 — 472,742
Principal LifeTime 2050 Fund 10,261 — 140,421 — 1,053,546 — 1,204,228
Principal LifeTime 2055 Fund 3,487 — 19,114 — 222,753 — 245,354
Principal LifeTime 2060 Fund 2,694 — 14,253 — 179,403 — 196,350
Principal LifeTime 2065 Fund 289 — 584 — 15,104 — 15,977
Principal LifeTime Hybrid 2015 Fund 837 — 4,286 — 17,857 — 22,980
Principal LifeTime Hybrid 2020 Fund 3,116 — 14,726 — 73,113 — 90,955
Principal LifeTime Hybrid 2025 Fund 2,232 — 12,686 — 72,931 — 87,849
Principal LifeTime Hybrid 2030 Fund 2,399 — 14,340 — 94,500 — 111,239
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2021, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2021, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net
Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime Hybrid 2035 Fund 1,065 — 9,805 — 75,005 — 85,875
Principal LifeTime Hybrid 2040 Fund 1,598 — 8,604 — 82,132 — 92,334
Principal LifeTime Hybrid 2045 Fund 534 — 5,343 — 55,164 — 61,041
Principal LifeTime Hybrid 2050 Fund 429 — 4,126 — 47,543 — 52,098
Principal LifeTime Hybrid 2055 Fund 97 — 1,778 — 21,128 — 23,003
Principal LifeTime Hybrid 2060 Fund 31 — 556 — 7,616 — 8,203
Principal LifeTime Hybrid 2065 Fund — — — (88) 1,534 — 1,446
Principal LifeTime Hybrid Income Fund 547 — 2,465 — 5,953 — 8,965
Principal LifeTime Strategic Income Fund 6,647 — 18,822 — 46,717 — 72,186
Real Estate Securities Fund 44,514 — 148,055 — 2,126,097 — 2,318,666
SAM Balanced Portfolio 33,117 — 362,554 — 1,340,316 — 1,735,987
SAM Conservative Balanced Portfolio 10,957 — 89,543 — 353,337 — 453,837
SAM Conservative Growth Portfolio 19,810 — 214,094 — 1,170,300 — 1,404,204
SAM Flexible Income Portfolio 21,894 — 100,549 — 301,872 — 424,315
SAM Strategic Growth Portfolio 851 — 134,026 — 760,221 — 895,098
Short-Term Income Fund 456 — 21,032 — 22,038 — 43,526
SmallCap Fund 20,393 — 82,522 — 372,804 — 475,719
SmallCap Growth Fund I 100,927 — 301,444 — 958,472 — 1,360,843
SmallCap S&P 600 Index Fund 31,422 — 85,613 — 508,870 — 625,905
SmallCap Value Fund II 139,352 — 45,872 — 204,846 — 390,070
Tax-Exempt Bond Fund — 93 — (11,640) 41,138 (153) 29,438
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 13,068 $ 429 $ 13,497
Core Fixed Income Fund 25,920 27,887 53,807
Diversified Income Fund 167,444 350,862 518,306
Diversified International Fund 26,585 2,404 28,989 *
Finisterre Emerging Markets Total Return Bond Fund 1,645 — 1,645
Government & High Quality Bond Fund 12,305 75,759 88,064
High Income Fund 24,913 202,392 227,305
High Yield Fund — 204,844 204,844
Principal LifeTime Hybrid 2065 Fund 86 — 86
Tax-Exempt Bond Fund 9,390 2,250 11,640
Utilized
California Municipal Fund $ 490
Diversified Income Fund 243,875
Diversified International Fund 304,951
Equity Income Fund 72,135
Global Emerging Markets Fund 9,467
Global Real Estate Securities Fund 58,644
Government & High Quality Bond Fund 2,172
High Income Fund 39,259
High Yield Fund 68,273
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to December 31. As of October 31, 2021 , Principal LifeTime Hybrid 2065 Fund intends to defer late-year ordinary losses of
$2,000.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2021, the Funds recorded reclassifications as follows (amounts in thousands):
Utilized
Inflation Protection Fund 11,504
MidCap Value Fund I 10,624
Overseas Fund 252,307
Principal LifeTime Hybrid 2065 Fund 158
SmallCap Value Fund II 68,946
Tax-Exempt Bond Fund 32
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Core Plus Bond Fund $ (1,234) $ 1,234
Diversified Income Fund (2,658) 2,658
Diversified International Fund (2,818,357) 2,818,357
Equity Income Fund (31,732) 31,732
Global Emerging Markets Fund (878) 878
Global Real Estate Securities Fund (311) 311
Inflation Protection Fund (9,787) 9,787
International Fund I (3,742) 3,742
LargeCap Growth Fund I (108,457) 108,457
LargeCap S&P 500 Index Fund (165,415) 165,415
LargeCap Value Fund III (10,839) 10,839
MidCap Fund (132,418) 132,418
MidCap Growth Fund (6,722) 6,722
MidCap Growth Fund III (37,080) 37,080
MidCap S&P 400 Index Fund (13,726) 13,726
MidCap Value Fund I (16,392) 16,392
Principal Capital Appreciation Fund (15,877) 15,877
Principal LifeTime 2010 Fund (4,503) 4,503
Principal LifeTime 2015 Fund (3,568) 3,568
Principal LifeTime 2020 Fund (25,191) 25,191
Principal LifeTime 2025 Fund (8,527) 8,527
Principal LifeTime 2030 Fund (21,910) 21,910
Principal LifeTime 2035 Fund (5,295) 5,295
Principal LifeTime 2040 Fund (16,568) 16,568
Principal LifeTime 2045 Fund (3,313) 3,313
Principal LifeTime 2050 Fund (9,301) 9,301
Principal LifeTime 2055 Fund (1,537) 1,537
Principal LifeTime 2060 Fund (1,117) 1,117
Principal LifeTime 2065 Fund (134) 134
Principal LifeTime Hybrid 2015 Fund (721) 721
Principal LifeTime Hybrid 2020 Fund (2,089) 2,089
Principal LifeTime Hybrid 2025 Fund (1,832) 1,832
Principal LifeTime Hybrid 2030 Fund (1,557) 1,557
Principal LifeTime Hybrid 2035 Fund (919) 919
Principal LifeTime Hybrid 2040 Fund (942) 942
Principal LifeTime Hybrid 2045 Fund (609) 609
Principal LifeTime Hybrid 2050 Fund (390) 390
Principal LifeTime Hybrid 2055 Fund (144) 144
Principal LifeTime Hybrid 2060 Fund (81) 81
Principal LifeTime Hybrid Income Fund (421) 421
Principal LifeTime Strategic Income Fund (3,808) 3,808
Real Estate Securities Fund (259,160) 259,160
SAM Balanced Portfolio (19,757) 19,757
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

Federal Income Tax Basis. As of April 30, 2022, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SAM Conservative Balanced Portfolio $ (6,470) $ 6,470
SAM Conservative Growth Portfolio (12,907) 12,907
SAM Flexible Income Portfolio (6,697) 6,697
SAM Strategic Growth Portfolio (7,120) 7,120
Short-Term Income Fund (6,210) 6,210
SmallCap Fund (7,625) 7,625
SmallCap Growth Fund I (51,218) 51,218
SmallCap S&P 600 Index Fund (13,035) 13,035
SmallCap Value Fund II (10,241) 10,241
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund
*
$ 5,836 $ (27,992) $ (22,156) $ 600,991
Core Fixed Income Fund 38,983 (896,989) (858,006) 10,916,924
Core Plus Bond Fund 3,413 (58,059) (54,646) 765,840
Diversified Income Fund 77,318 (425,308) (347,990) 4,411,248
Diversified International Fund 484,005 (401,166) 82,839 4,502,275
Equity Income Fund 4,156,811 (206,833) 3,949,978 5,902,400
Finisterre Emerging Markets Total Return Bond Fund 21,261 (86,709) (65,448) 724,091
Global Emerging Markets Fund 39,775 (26,284) 13,491 234,198
Global Real Estate Securities Fund 684,307 (164,913) 519,394 2,459,428
Government & High Quality Bond Fund 10,911 (105,614) (94,703) 1,926,032
Government Money Market Fund — — — 4,646,661
High Income Fund 34,958 (293,994) (259,036) 3,730,230
High Yield Fund 19,690 (194,895) (175,205) 2,708,853
Inflation Protection Fund 57,036 (75,039) (18,003) 1,592,534
International Fund I 40,648 (33,149) 7,499 304,371
LargeCap Growth Fund I 4,150,462 (1,185,978) 2,964,484 7,991,356
LargeCap S&P 500 Index Fund 3,550,010 (149,688) 3,400,322 2,635,742
LargeCap Value Fund III 553,351 (270,648) 282,703 3,059,916
MidCap Fund 8,939,266 (818,865) 8,120,401 12,414,811
MidCap Growth Fund 18,412 (27,495) (9,083) 269,293
MidCap Growth Fund III 242,668 (109,264) 133,404 984,910
MidCap S&P 400 Index Fund 361,464 (91,099) 270,365 1,012,136
MidCap Value Fund I 553,565 (215,248) 338,317 3,390,749
Money Market Fund — — — 804,300
Overseas Fund 190,410 (287,223) (96,813) 2,364,785
Principal Capital Appreciation Fund 1,122,611 (150,082) 972,529 2,212,426
Principal LifeTime 2010 Fund 47,561 (49,543) (1,982) 598,818
Principal LifeTime 2015 Fund 46,478 (19,334) 27,144 291,673
Principal LifeTime 2020 Fund 442,227 (217,766) 224,461 2,866,089
Principal LifeTime 2025 Fund 244,847 (103,908) 140,939 1,525,569
Principal LifeTime 2030 Fund 827,694 (392,266) 435,428 5,186,293
Principal LifeTime 2035 Fund 243,770 (104,808) 138,962 1,476,166
Principal LifeTime 2040 Fund 762,586 (243,970) 518,616 3,675,458
Principal LifeTime 2045 Fund 192,145 (84,209) 107,936 1,125,010
Principal LifeTime 2050 Fund 500,151 (169,492) 330,659 2,371,713
Principal LifeTime 2055 Fund 88,839 (52,587) 36,252 686,477
Principal LifeTime 2060 Fund 60,918 (51,373) 9,545 652,539
Principal LifeTime 2065 Fund 4,838 (11,131) (6,293) 94,079
Principal LifeTime Hybrid 2015 Fund 8,935 (13,641) (4,706) 156,355
Principal LifeTime Hybrid 2020 Fund 34,129 (40,322) (6,193) 458,074
Principal LifeTime Hybrid 2025 Fund 30,144 (47,245) (17,101) 517,842
Principal LifeTime Hybrid 2030 Fund 36,847 (49,476) (12,629) 533,254
Principal LifeTime Hybrid 2035 Fund 27,467 (37,298) (9,831) 404,463
Principal LifeTime Hybrid 2040 Fund 30,952 (33,766) (2,814) 375,054
Principal LifeTime Hybrid 2045 Fund 18,389 (21,292) (2,903) 248,971
Principal LifeTime Hybrid 2050 Fund 16,415 (17,560) (1,145) 204,739
Principal LifeTime Hybrid 2055 Fund 6,343 (9,277) (2,934) 104,931
Principal LifeTime Hybrid 2060 Fund 2,240 (4,250) (2,010) 44,190
Principal LifeTime Hybrid 2065 Fund 343 (1,442) (1,099) 12,447
Principal LifeTime Hybrid Income Fund 3,636 (10,385) (6,749) 93,106
Principal LifeTime Strategic Income Fund 23,198 (36,585) (13,387) 404,815
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2022 (unaudited)

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  Effective May 6, 2022, Class C shares discontinued operations and converted into Class
A shares for Diversified International Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, and Government & High
Quality Bond Fund. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Real Estate Securities Fund $ 2,021,076 $ (198,753) $ 1,822,323 $ 5,270,742
SAM Balanced Portfolio 723,690 (294,616) 429,074 3,996,641
SAM Conservative Balanced Portfolio 182,579 (127,532) 55,047 1,724,254
SAM Conservative Growth Portfolio 635,310 (201,751) 433,559 2,593,010
SAM Flexible Income Portfolio 125,646 (220,326) (94,680) 2,877,239
SAM Strategic Growth Portfolio 385,673 (108,473) 277,200 1,686,697
Short-Term Income Fund 4,286 (136,270) (131,984) 3,787,442
SmallCap Fund 270,587 (193,865) 76,722 1,205,666
SmallCap Growth Fund I 407,353 (418,317) (10,964) 2,379,302
SmallCap S&P 600 Index Fund 416,976 (142,971) 274,005 938,217
SmallCap Value Fund II 155,084 (123,955) 31,129 1,123,691
Tax-Exempt Bond Fund
*
7,807 (42,581) (34,774) 740,241
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
7. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
iShares California Muni Bond ETF 611 $ 35
TOTAL INVESTMENT COMPANIES $ 35
MUNICIPAL BONDS - 103 .93%
Principal
Amount (000's) Value (000's)
California - 100 .24%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,541
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,054
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 6,805 7,183
5.00%, 10/01/2036 6,250 6,585
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 1,919
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2050 1,000 1,054
Bay Area Toll Authority
2.60%, 04/01/2056 750 514
California Community Choice Financing
Authority
4.00%, 08/01/2030 1,500 1,560
4.00%, 08/01/2031 1,245 1,292
4.00%, 10/01/2052
(b)
5,000 5,126
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,500 1,454
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,068
5.00%, 10/01/2045 1,000 1,061
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,940
5.00%, 08/15/2033 1,750 1,907
5.00%, 08/15/2034 2,000 2,172
5.00%, 02/01/2035 2,000 2,116
5.00%, 11/15/2046
(c)
4,504 4,892
5.00%, 11/15/2048 2,785 2,993
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,051
California Housing Finance Agency
3.50%, 11/20/2035 9,352 9,351
4.25%, 01/15/2035 8,632 9,022
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(a)
2,483 2,519
California Infrastructure & Economic
Development Bank
0.85%, 01/01/2050
(b),(d)
5,000 4,955
5.00%, 08/01/2036 2,250 2,510
5.00%, 08/01/2037 1,000 1,115
5.00%, 08/01/2038 1,175 1,308
5.00%, 08/01/2039 1,130 1,256
California Municipal Finance Authority
2.40%, 10/01/2044
(b)
6,500 5,941
4.00%, 07/15/2029 11,700 11,294
4.00%, 10/01/2039 2,150 2,181
4.00%, 10/01/2046 1,930 1,906
5.00%, 05/15/2033 1,000 1,066
5.00%, 05/15/2034 1,000 1,066
5.00%, 12/31/2034 7,550 7,967
5.00%, 12/31/2036 3,000 3,160
5.00%, 05/15/2038 2,000 2,121
5.00%, 12/31/2038 5,500 5,771
5.00%, 10/01/2044 1,000 1,065
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.25%, 11/01/2036 $ 4,000 $ 4,323
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
2,000 1,957
5.00%, 05/15/2031
(a)
400 444
5.00%, 05/15/2043
(a)
600 647
5.00%, 05/15/2044
(a)
5,000 5,385
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,883
California Pollution Control Financing Authority
3.00%, 11/01/2025 10,500 10,414
3.25%, 12/01/2027
(b)
2,000 2,008
4.30%, 07/01/2040 3,600 3,713
5.00%, 07/01/2029
(d)
1,000 1,090
5.00%, 07/01/2030
(d)
2,000 2,138
5.00%, 07/01/2037
(d)
10,000 10,107
5.00%, 07/01/2039
(d)
4,250 4,542
5.00%, 11/21/2045
(d)
4,500 4,755
California Public Finance Authority
5.00%, 11/15/2036
(d)
275 281
5.00%, 11/15/2046
(d)
500 499
5.00%, 11/15/2051
(d)
250 247
5.00%, 11/15/2056
(d)
750 735
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 1,976
5.00%, 08/01/2038
(d)
1,000 1,039
California State Public Works Board
5.00%, 11/01/2037 1,375 1,398
5.00%, 10/01/2039 4,500 4,728
California State University
5.00%, 11/01/2037 2,000 2,178
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
750 680
4.00%, 09/02/2029 1,000 1,017
4.00%, 07/01/2048 1,800 1,744
5.00%, 10/01/2028 1,875 1,991
5.00%, 11/01/2032
(d)
1,135 1,218
5.00%, 05/15/2034 5,210 5,528
5.00%, 06/01/2034
(d)
375 391
5.00%, 09/02/2034 1,000 1,071
5.00%, 12/01/2036
(d)
5,000 5,220
5.00%, 04/01/2038
(b)
10,000 11,335
5.00%, 09/02/2038 3,000 3,196
5.00%, 06/01/2039
(d)
475 492
5.00%, 09/02/2039 745 792
5.00%, 09/02/2039 900 950
5.00%, 09/02/2039 945 1,003
5.00%, 05/15/2040 3,840 4,056
5.00%, 09/02/2040 1,000 1,055
5.00%, 12/01/2041
(d)
1,100 1,142
5.00%, 09/02/2044 1,425 1,497
5.00%, 12/01/2046
(d)
1,620 1,671
5.00%, 09/02/2048 940 981
5.00%, 09/02/2049 600 630
5.00%, 06/01/2051
(d)
1,950 1,991
5.25%, 12/01/2034 3,500 3,642
5.25%, 12/01/2038
(d)
1,000 1,069
5.25%, 12/01/2043
(d)
3,825 4,052

Schedule of Investments
California Municipal Fund
April 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2035
(a)
$ 3,000 $ 3,039
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,084
6.00%, 05/01/2043 1,550 1,576
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,200
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,253
City of Irvine CA
4.00%, 09/02/2038 1,000 1,032
5.00%, 09/01/2049 2,000 2,063
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,126
City of Los Angeles Department of Airports
3.25%, 05/15/2049 820 670
5.00%, 05/15/2026 3,500 3,744
5.00%, 05/15/2026 1,000 1,066
5.00%, 05/15/2028 3,175 3,472
5.00%, 05/15/2031 295 301
5.00%, 05/15/2035
(c)
2,353 2,605
5.00%, 05/15/2035 5,425 5,873
5.00%, 05/15/2036 1,500 1,573
5.00%, 05/15/2036
(c)
2,099 2,321
5.00%, 05/15/2037
(c)
3,423 3,698
5.00%, 05/15/2038 1,155 1,245
5.00%, 05/15/2039
(c)
2,388 2,569
5.00%, 05/15/2044
(c)
438 465
5.00%, 05/15/2044
(c)
2,946 3,149
5.00%, 05/15/2044
(c)
6,568 6,947
5.00%, 05/15/2047
(c)
2,786 2,923
5.00%, 05/15/2048 1,500 1,594
5.25%, 05/15/2048
(c)
1,592 1,704
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,237
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 1,968
CMFA Special Finance Agency VII
4.00%, 08/01/2047
(d)
1,000 779
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(e)
4,000 2,003
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,089
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,444
5.00%, 07/01/2037 2,000 2,137
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(d)
3,000 2,171
5.00%, 01/01/2054
(d)
5,000 4,815
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,108
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 10
Escondido Union High School District
0.00%, 08/01/2041
(e)
1,000 448
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,092
5.00%, 06/01/2028 7,035 7,807
5.30%, 06/01/2037 6,480 6,500
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 $ 295 $ 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,045
La Verne Public Financing Authority
7.25%, 09/01/2026 450 451
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 3,776
5.50%, 11/15/2030 1,010 1,145
Los Angeles County Metropolitan Transportation
Authority
4.00%, 06/01/2036
(c)
9,000 9,280
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,149
5.00%, 08/01/2042 1,400 1,413
5.00%, 12/01/2045
(c)
5,500 5,849
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 4,810
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 2,959
5.25%, 07/01/2042 8,125 8,962
Merced Union High School District
0.00%, 08/01/2032
(e)
3,380 2,338
Metropolitan Water District of Southern
California
5.00%, 07/01/2038 5,025 5,722
5.00%, 10/01/2045 1,410 1,571
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,272
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,044
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 6,284
5.00%, 03/01/2047 1,500 1,597
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,676
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 1,952
4.00%, 08/01/2037
(a)
1,505 1,531
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,084
5.00%, 09/01/2029
(a)
1,000 1,083
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,066
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,009
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,808
Poway Unified School District
0.00%, 08/01/2036
(e)
4,000 2,351
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,880
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,110

Schedule of Investments
California Municipal Fund
April 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
$ 1,180 $ 1,305
5.00%, 11/01/2036
(a)
3,330 3,680
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
855 488
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
255 146
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,055
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,614
Riverside County Transportation Commission
4.00%, 06/01/2046 5,000 4,754
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,167
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,464
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,633
5.00%, 07/01/2037 2,300 2,502
San Diego County Regional Airport Authority
4.00%, 07/01/2038 8,000 8,051
5.00%, 07/01/2042 5,000 5,261
5.00%, 07/01/2044 2,000 2,162
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,001
5.00%, 08/01/2030 1,000 1,159
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,164
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,098
4.00%, 07/01/2037 2,500 2,545
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,082
5.00%, 05/01/2034 1,000 1,080
5.00%, 05/01/2035 3,000 3,292
5.00%, 05/01/2042 1,500 1,577
San Francisco City & County Public Utilities
Commission Power Revenue
4.00%, 11/01/2046 3,560 3,554
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,317
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,003
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,066
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,117
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 669
Santa Margarita-Dana Point Authority
4.00%, 06/01/2045 1,490 1,497
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 $ 3,190 $ 2,667
4.00%, 08/01/2038 2,975 3,022
4.00%, 08/01/2039 1,510 1,532
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,342
5.00%, 11/01/2029 2,725 2,982
State of California
2.45%, 12/01/2031 165 165
4.00%, 09/01/2033 1,580 1,636
5.00%, 11/01/2029 5,000 5,714
5.00%, 09/01/2034 5,000 5,422
5.00%, 02/01/2038 1,450 1,479
5.00%, 04/01/2043 3,380 3,458
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,578
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,078
5.00%, 06/01/2035 500 538
5.00%, 06/01/2036 2,645 2,842
5.00%, 06/01/2048 5,000 5,260
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 456
5.00%, 10/01/2035 500 561
5.00%, 10/01/2037 700 779
5.00%, 10/01/2038 1,000 1,107
5.00%, 10/01/2045 1,500 1,624
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,068
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,044
University of California
4.00%, 05/15/2037 3,365 3,465
5.00%, 05/15/2044 705 733
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,081
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,603
$ 586,109
Guam - 1 .63%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,667
5.00%, 01/01/2050 5,390 5,818
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,062
$ 9,547
Puerto Rico - 0 .97%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
210 191
0.00%, 07/01/2033
(e)
526 300
0.00%, 11/01/2043
(b),(e)
2,034 1,058
4.00%, 07/01/2033 409 379
4.00%, 07/01/2035 368 340
4.00%, 07/01/2037 316 284
4.00%, 07/01/2041 429 385
4.00%, 07/01/2046 446 391
5.25%, 07/01/2023 457 462
5.38%, 07/01/2025 456 471
5.63%, 07/01/2027 451 478
5.63%, 07/01/2029 444 478
5.75%, 07/01/2031 431 471
$ 5,688

Schedule of Investments
California Municipal Fund
April 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virgin Islands - 1 .09%
Matching Fund Special Purpose Securitization
Corp
5.00%, 10/01/2039 $ 6,250 $ 6,387
TOTAL MUNICIPAL BONDS $ 607,731
Total Investments $ 607,766
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.97)%
Notes with interest rates of 0.47% - 0.52% at
April 30, 2022 and contractual maturities of
collateral of 2023-2029.
(f)
$ (29,062) (29,062)
Total Net Investments $ 578,704
Other Assets and Liabilities -  1.03% 6,040
TOTAL NET ASSETS - 100.00% $ 584,744
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $66,144 or 11.31% of net assets.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2022.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 73 .58%
General Obligation Unlimited 9 .96%
Insured 9 .91%
Prerefunded 6 .05%
Special Assessment 2 .64%
Tax Allocation 1 .15%
Special Tax 0 .35%
Notes 0 .18%
Certificate Participation 0 .11%
Investment Companies 0 .01%
Liability For Floating Rate Notes Issued ( 4 .97 ) %
Other Assets and Liabilities
1 .03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .60 % Shares Held Value (000's)
Money Market Funds - 5 .60%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
4,466,001 $ 4,466
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(c)
557,565,669 557,566
$ 562,032
TOTAL INVESTMENT COMPANIES $ 562,032
COMMON STOCKS - 0 .50 % Shares Held Value (000's)
Oil & Gas - 0 .22%
Whiting Petroleum Corp 294,723 $ 21,530
REITs - 0 .04%
CBL & Associates Properties Inc
(d)
151,616 4,444
Transportation - 0 .24%
Trailer Bridge Inc
(d),(e),(f)
178,279 24,276
TOTAL COMMON STOCKS $ 50,250
BONDS - 54 .81%
Principal
Amount (000's) Value (000's)
Airlines - 0 .64%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(g)
$ 26,473 $ 26,413
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 24,206
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 6,048 5,971
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 8,420 7,497
$ 64,087
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,573
Automobile Asset Backed Securities - 0 .58%
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 23,000 22,819
1.31%, 01/11/2027 18,000 17,347
Toyota Auto Receivables 2022-B Owner Trust
0.71%, 01/15/2025 18,000 18,000
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
$ 58,166
Automobile Floor Plan Asset Backed Securities - 0 .40%
Ford Credit Floorplan Master Owner Trust A
1.05%, 09/15/2025 500 500
1.00 x 1 Month USD LIBOR + 0.50%
1.15%, 09/15/2024 40,000 40,032
1.00 x 1 Month USD LIBOR + 0.60%
$ 40,532
Automobile Manufacturers - 0 .98%
American Honda Finance Corp
0.40%, 10/21/2022
(h)
30,000 29,795
0.55%, 07/12/2024 15,000 14,163
1.95%, 05/20/2022 48,000 48,020
2.30%, 09/09/2026 7,000 6,638
$ 98,616
Banks - 10 .24%
Bank of America Corp
0.81%, 10/24/2024
(i)
20,000 19,196
Secured Overnight Financing Rate + 0.74%
2.46%, 10/22/2025
(i)
35,000 33,697
3 Month USD LIBOR + 0.87%
3.19%, 07/23/2030
(i)
8,000 7,315
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 10,032
3.97%, 02/07/2030
(i)
8,000 7,723
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028 2,000 2,242
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 $ 18,000 $ 17,267
1.65%, 01/28/2031 10,000 8,322
2.10%, 10/24/2024 50,000 48,864
2.20%, 08/16/2023 9,500 9,419
2.80%, 05/04/2026 8,000 7,805
3.00%, 10/30/2028 9,000 8,378
Citigroup Inc
0.78%, 10/30/2024
(i)
9,000 8,612
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
(i)
51,000 45,550
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,983
4.45%, 09/29/2027 8,000 7,937
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 11,052
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 56,898
2.60%, 06/15/2022 10,000 10,005
3.65%, 01/25/2024 14,000 14,026
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(i)
15,000 14,770
Secured Overnight Financing Rate + 0.54%
1.99%, 01/27/2032
(i)
15,000 12,118
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,478
3.63%, 01/22/2023 7,000 7,052
3.81%, 04/23/2029
(i)
13,000 12,471
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 23,494
JPMorgan Chase & Co
1.05%, 11/19/2026
(i)
9,000 8,089
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(i)
9,000 6,673
Secured Overnight Financing Rate + 1.51%
2.74%, 10/15/2030
(i)
47,000 41,747
Secured Overnight Financing Rate + 1.51%
3.25%, 09/23/2022 5,000 5,029
3.63%, 05/13/2024 15,900 16,031
3.90%, 07/15/2025 8,000 8,032
4.71%, 07/30/2022
(j)
3,911 3,857
3 Month USD LIBOR + 3.47%
KeyCorp
2.25%, 04/06/2027 30,000 27,611
2.55%, 10/01/2029 50,000 44,596
Morgan Stanley
0.86%, 10/21/2025
(i)
7,500 6,954
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(i)
10,000 8,017
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(i)
6,250 5,035
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(i)
38,000 33,397
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(i)
12,000 11,667
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 9,801
4.00%, 07/23/2025 5,000 4,995
4.88%, 11/01/2022 2,000 2,027
6.25%, 08/09/2026 4,000 4,329
PNC Bank NA
2.70%, 10/22/2029 53,000 47,537
2.95%, 02/23/2025 10,000 9,903
3.10%, 10/25/2027 4,750 4,589

Schedule of Investments
Core Fixed Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(i)
$ 15,000 $ 12,910
Secured Overnight Financing Rate + 0.98%
3.99%, 08/01/2022
(j)
19,800 19,628
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(i)
52,000 50,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 20,965
3.30%, 05/15/2026 5,000 4,912
Truist Financial Corp
1.27%, 03/02/2027
(i)
5,500 4,998
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(i)
29,000 24,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
2.95%, 07/15/2022 5,000 5,011
3.00%, 07/30/2029 6,000 5,567
3.15%, 04/27/2027 3,800 3,702
3.60%, 09/11/2024 12,000 12,062
3.90%, 04/26/2028 5,000 5,004
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 34,997
2.80%, 01/27/2025 7,000 6,918
Wells Fargo & Co
2.41%, 10/30/2025
(i)
32,000 30,734
Secured Overnight Financing Rate + 1.09%
2.88%, 10/30/2030
(i)
32,000 28,683
Secured Overnight Financing Rate + 1.43%
$ 1,028,439
Beverages - 0 .55%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 33,648
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,784
$ 55,432
Biotechnology - 1 .79%
Amgen Inc
1.65%, 08/15/2028 20,000 17,436
2.20%, 02/21/2027 11,500 10,678
2.45%, 02/21/2030 40,000 35,284
Biogen Inc
2.25%, 05/01/2030 65,000 54,337
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 16,498
2.60%, 10/01/2040 19,000 14,268
3.50%, 02/01/2025 10,000 10,010
3.65%, 03/01/2026 21,000 20,857
$ 179,368
Chemicals - 0 .79%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 21,439
Westlake Corp
2.88%, 08/15/2041 15,000 11,179
3.38%, 06/15/2030 4,500 4,171
3.60%, 08/15/2026 43,000 42,454
$ 79,243
Commercial Services - 0 .23%
ERAC USA Finance LLC
3.30%, 10/15/2022
(g)
7,000 7,031
7.00%, 10/15/2037
(g)
13,000 15,802
$ 22,833
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .93%
Apple Inc
1.13%, 05/11/2025 $ 10,000 $ 9,426
2.05%, 09/11/2026 30,000 28,425
2.38%, 02/08/2041 20,000 15,586
2.40%, 05/03/2023 14,650 14,663
3.20%, 05/11/2027 13,000 12,810
3.25%, 02/23/2026 13,000 12,975
$ 93,885
Credit Card Asset Backed Securities - 0 .93%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 41,257
CARDS II Trust
0.60%, 04/15/2027
(g)
55,500 52,639
$ 93,896
Diversified Financial Services - 0 .62%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 6,520
6.25%, 01/15/2036 10,325 11,063
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 30,000 24,664
4.15%, 01/23/2030 19,000 17,986
4.85%, 01/15/2027 1,750 1,800
$ 62,033
Electric - 8 .15%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 18,750
Alabama Power Co
1.45%, 09/15/2030 25,000 20,587
3.13%, 07/15/2051 19,000 14,887
3.45%, 10/01/2049 42,000 34,461
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,044
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 10,416
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 16,738
4.05%, 04/15/2025 10,000 10,129
Black Hills Corp
2.50%, 06/15/2030 15,000 13,020
3.05%, 10/15/2029 39,500 35,949
3.15%, 01/15/2027 7,500 7,226
4.35%, 05/01/2033 8,000 7,721
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 12,666
Entergy Corp
2.40%, 06/15/2031 24,000 20,128
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 14,198
3.25%, 04/01/2028 12,000 11,509
4.20%, 09/01/2048 31,000 29,629
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,952
2.88%, 12/04/2051 20,000 15,656
3.15%, 10/01/2049 25,000 20,685
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,214
3.50%, 09/30/2049 66,000 55,335
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,966
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
9,900 9,917
4.30%, 01/15/2029
(g)
14,000 14,064
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,428
Nevada Power Co
2.40%, 05/01/2030 20,500 18,271

Schedule of Investments
Core Fixed Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 $ 51,000 $ 45,581
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 14,470
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 11,808
2.70%, 11/15/2051
(g)
15,000 11,255
2.95%, 04/01/2025 7,000 6,885
3.10%, 09/15/2049 33,500 27,051
4.10%, 11/15/2048 5,000 4,810
5.75%, 03/15/2029 21,000 23,048
PacifiCorp
5.25%, 06/15/2035 5,750 6,061
6.25%, 10/15/2037 2,500 2,868
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 13,521
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,709
3.20%, 03/01/2050 15,000 12,418
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
5,559 5,474
5.38%, 06/30/2035
(g)
19,723 21,038
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 22,104
2.75%, 10/01/2026 10,000 9,457
3.85%, 02/01/2048 12,500 10,671
TransAlta Corp
4.50%, 11/15/2022 19,650 19,624
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,973
3.25%, 05/01/2051 18,000 14,237
3.85%, 03/15/2023 19,900 19,953
4.85%, 12/01/2048 7,000 7,112
Xcel Energy Inc
2.60%, 12/01/2029 32,000 28,270
3.50%, 12/01/2049 24,000 19,839
$ 818,783
Electronics - 0 .43%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 43,362
Environmental Control - 0 .51%
Republic Services Inc
1.75%, 02/15/2032 29,500 23,664
2.30%, 03/01/2030 16,500 14,405
3.20%, 03/15/2025 13,000 12,867
$ 50,936
Food - 0 .20%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 19,949
Gas - 0 .39%
NiSource Inc
2.95%, 09/01/2029 29,000 26,162
3.60%, 05/01/2030 14,000 13,089
$ 39,251
Healthcare - Services - 0 .56%
HCA Inc
4.13%, 06/15/2029 14,000 13,395
5.63%, 09/01/2028 2,000 2,067
5.88%, 05/01/2023 4,500 4,642
7.50%, 11/06/2033 1,950 2,286
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,805
2.88%, 08/15/2029 15,000 13,929
3.50%, 08/15/2039 14,000 12,606
$ 56,730
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 2 .96%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 $ 36,500 $ 30,141
1.85%, 03/12/2030
(h)
8,000 6,928
2.50%, 01/15/2051 12,500 8,772
2.85%, 10/15/2050 30,500 23,133
Berkshire Hathaway Inc
3.00%, 02/11/2023
(h)
8,000 8,054
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 28,962
4.50%, 08/15/2028 39,500 39,101
5.50%, 09/01/2022 5,000 5,053
First American Financial Corp
2.40%, 08/15/2031 22,000 18,133
4.00%, 05/15/2030 28,000 26,710
4.30%, 02/01/2023 21,800 21,953
4.60%, 11/15/2024 5,000 5,065
Five Corners Funding Trust
4.42%, 11/15/2023
(g)
49,500 50,142
Prudential Financial Inc
2.10%, 03/10/2030
(h)
23,000 20,280
3.88%, 03/27/2028 4,550 4,558
$ 296,985
Internet - 0 .92%
Amazon.com Inc
2.80%, 08/22/2024 44,000 43,859
2.88%, 05/12/2041 20,000 16,563
4.05%, 08/22/2047 32,650 31,808
$ 92,230
Lodging - 1 .02%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 39,247
3.70%, 01/15/2031 11,000 10,167
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 29,578
Travel + Leisure Co
4.50%, 12/01/2029
(g)
26,500 23,453
$ 102,445
Media - 1 .60%
Comcast Corp
2.65%, 02/01/2030 33,000 29,839
3.30%, 02/01/2027 10,000 9,803
3.95%, 10/15/2025 15,000 15,173
4.25%, 10/15/2030 4,500 4,517
6.45%, 03/15/2037 1,800 2,146
Discovery Communications LLC
3.63%, 05/15/2030 9,000 8,251
4.13%, 05/15/2029 22,000 21,018
5.30%, 05/15/2049 13,000 12,211
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,749
6.75%, 06/15/2039 6,000 6,400
7.30%, 07/01/2038 7,750 8,692
Walt Disney Co/The
2.00%, 09/01/2029 28,000 24,480
6.40%, 12/15/2035 8,900 10,690
$ 160,969
Oil & Gas - 1 .37%
BP Capital Markets America Inc
3.12%, 05/04/2026
(h)
10,000 9,760
3.41%, 02/11/2026 13,000 12,854
3.94%, 09/21/2028 13,000 12,863
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,006
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,474
3.80%, 04/15/2024 35,000 35,110

Schedule of Investments
Core Fixed Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp
5.13%, 12/15/2026 $ 8,500 $ 8,872
Nabors Industries Inc
5.10%, 09/15/2023 5,000 5,050
Phillips 66
1.30%, 02/15/2026 11,500 10,512
Suncor Energy Inc
2.80%, 05/15/2023 16,500 16,446
4.00%, 11/15/2047 4,500 3,953
W&T Offshore Inc
9.75%, 11/01/2023
(g)
6,750 6,704
$ 137,604
Oil & Gas Services - 0 .43%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(g)
10,000 10,021
4.00%, 12/21/2025
(g)
33,000 33,093
$ 43,114
Other Asset Backed Securities - 1 .62%
PFS Financing Corp
0.71%, 04/15/2026
(g)
14,000 13,203
0.77%, 08/15/2026
(g)
39,000 36,404
0.87%, 02/15/2026
(g)
24,000 23,957
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(g)
37,500 37,363
1.00 x 1 Month USD LIBOR + 0.53%
Verizon Master Trust
1.04%, 01/20/2027
(k)
24,000 23,519
Verizon Owner Trust 2019-C
1.01%, 04/22/2024 19,783 19,759
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 8,500 8,322
$ 162,527
Packaging & Containers - 0 .10%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 2,045
6.88%, 07/15/2033
(g)
6,900 7,559
$ 9,604
Pharmaceuticals - 1 .40%
AbbVie Inc
2.30%, 11/21/2022 18,000 17,997
2.90%, 11/06/2022 15,000 15,040
Bristol-Myers Squibb Co
1.13%, 11/13/2027
(h)
12,500 10,926
1.45%, 11/13/2030 10,000 8,132
3.20%, 06/15/2026 13,124 13,001
3.40%, 07/26/2029 8,346 8,091
3.90%, 02/20/2028 10,500 10,578
CVS Health Corp
1.30%, 08/21/2027 14,000 12,255
3.00%, 08/15/2026 17,000 16,468
4.30%, 03/25/2028 5,046 5,068
5.05%, 03/25/2048 23,000 23,138
$ 140,694
Pipelines - 1 .65%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,923
4.15%, 07/01/2023 10,000 9,925
4.35%, 10/15/2024 8,000 7,880
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 12,125
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 12,851
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
$ 15,000 $ 13,011
4.88%, 08/15/2027
(g)
43,000 43,512
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,464
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
14,650 14,464
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,771
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,486
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,870
7.25%, 08/15/2038 10,000 12,355
$ 165,637
REITs - 8 .36%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,212
2.00%, 05/18/2032 14,000 11,492
2.75%, 12/15/2029 14,500 13,001
3.38%, 08/15/2031 30,000 27,769
4.30%, 01/15/2026 9,900 10,013
4.90%, 12/15/2030 4,250 4,423
American Tower Corp
1.88%, 10/15/2030 20,000 15,938
2.10%, 06/15/2030 3,000 2,463
2.40%, 03/15/2025 7,000 6,729
2.75%, 01/15/2027 53,000 49,227
2.95%, 01/15/2051 10,000 6,844
3.38%, 10/15/2026 5,000 4,802
CBL & Associates HoldCo II LLC
10.00%, 11/15/2029
(h)
4,332 4,342
CBL & Associates LP - Escrow
0.00%, 12/15/2026
(d),(e),(h)
13,750 —
Crown Castle International Corp
2.25%, 01/15/2031 13,000 10,700
2.90%, 04/01/2041 30,000 22,369
3.10%, 11/15/2029 8,000 7,162
4.00%, 11/15/2049 17,000 14,291
4.30%, 02/15/2029 13,000 12,705
CubeSmart LP
2.00%, 02/15/2031 26,000 21,420
3.00%, 02/15/2030 18,000 16,397
4.00%, 11/15/2025 5,000 4,971
4.38%, 02/15/2029 2,000 1,999
Duke Realty LP
2.88%, 11/15/2029 12,500 11,457
3.25%, 06/30/2026 5,000 4,863
3.38%, 12/15/2027 25,000 24,011
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 7,763
3.63%, 01/15/2028 3,500 3,374
3.88%, 05/01/2025 5,000 5,016
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 6,220
3.00%, 01/15/2030 50,000 45,387
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 38,507
3.63%, 10/01/2029 32,000 28,439
4.75%, 01/15/2028 7,000 6,747
5.25%, 01/15/2026 8,000 8,137
Physicians Realty LP
2.63%, 11/01/2031 32,000 26,903
4.30%, 03/15/2027 22,400 22,476

Schedule of Investments
Core Fixed Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust
1.63%, 05/15/2051
(g)
$ 46,000 $ 42,431
2.33%, 07/15/2052
(g)
10,000 9,100
2.59%, 10/15/2031
(g)
20,500 17,841
2.84%, 01/15/2050
(g)
30,000 29,111
Simon Property Group LP
2.00%, 09/13/2024 32,000 31,016
STORE Capital Corp
2.75%, 11/18/2030 18,500 15,768
4.63%, 03/15/2029 33,500 33,332
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,205
3.85%, 04/01/2027 21,000 20,784
Welltower Inc
2.70%, 02/15/2027
(h)
12,000 11,452
2.75%, 01/15/2031 7,000 6,159
3.10%, 01/15/2030 23,000 21,148
4.13%, 03/15/2029 6,000 5,933
4.25%, 04/15/2028 4,000 4,005
4.50%, 01/15/2024 5,000 5,066
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 13,568
WP Carey Inc
2.40%, 02/01/2031 21,000 17,830
3.85%, 07/15/2029 30,000 28,766
$ 839,084
Semiconductors - 0 .41%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,298
2.85%, 04/01/2030 14,000 13,035
3.50%, 04/01/2040 13,000 11,744
$ 41,077
Software - 0 .60%
Oracle Corp
2.50%, 05/15/2022 35,000 35,011
2.95%, 05/15/2025 25,900 25,058
$ 60,069
Telecommunications - 1 .62%
Corning Inc
4.75%, 03/15/2042 4,650 4,626
5.45%, 11/15/2079 43,500 42,586
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,935
Sprint Corp
7.88%, 09/15/2023 7,750 8,138
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
34,500 35,492
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 8,810
2.55%, 02/15/2031 20,000 16,987
3.00%, 02/15/2041 39,000 29,722
$ 162,296
Transportation - 0 .73%
Ryder System Inc
2.90%, 12/01/2026
(h)
51,000 48,375
3.35%, 09/01/2025 25,000 24,550
$ 72,925
Trucking & Leasing - 0 .97%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 19,969
1.70%, 06/15/2026
(g)
39,000 35,367
2.70%, 11/01/2024
(g)
28,000 27,225
3.45%, 07/01/2024
(g)
9,000 8,913
4.88%, 07/11/2022
(g)
5,500 5,531
$ 97,005
TOTAL BONDS $ 5,503,379
SENIOR FLOATING RATE INTERESTS
- 0 .55%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .08%
BCP Renaissance Parent LLC
4.50%, 10/31/2026
(l)
$ 8,481 $ 8,391
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Software - 0 .47%
Ivanti Software Inc
5.00%, 12/01/2027
(l)
47,760 46,648
1 Month USD LIBOR + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 55,039
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 38 .72%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .56%
3.00%, 10/01/2042 $ 5,061 $ 4,884
3.00%, 10/01/2042 4,778 4,611
3.00%, 11/01/2042 5,203 5,021
3.00%, 06/01/2043 4,851 4,677
3.00%, 12/01/2046 8,297 7,962
3.00%, 07/01/2047 5,892 5,645
3.50%, 04/01/2042 3,198 3,164
3.50%, 04/01/2045 4,258 4,210
3.50%, 03/01/2048 9,447 9,301
4.00%, 02/01/2046 6,740 6,822
9.00%, 01/01/2025 1 1
$ 56,298
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .97%
2.00%, 10/01/2050 40,921 36,262
2.00%, 11/01/2050 40,843 36,230
2.00%, 12/01/2050 46,242 40,960
2.00%, 12/01/2050 46,491 41,158
2.50%, 09/01/2050 40,841 37,384
2.50%, 10/01/2050 40,665 37,206
2.50%, 10/01/2050 41,106 37,621
2.50%, 10/01/2050 41,589 38,042
2.50%, 11/01/2050 43,109 39,442
2.50%, 11/01/2050 41,321 37,813
2.50%, 11/01/2050 43,680 39,969
2.50%, 11/01/2050 40,160 36,803
2.50%, 11/01/2050 40,378 36,953
3.00%, 06/01/2042 16,485 15,895
3.00%, 08/01/2049 21,072 19,978
3.00%, 09/01/2049 15,150 14,340
3.00%, 10/01/2049 19,929 18,900
3.00%, 10/01/2049 15,843 15,049
3.00%, 10/01/2049 23,215 22,009
3.00%, 11/01/2049 19,238 18,228
3.00%, 11/01/2049 16,824 16,065
3.00%, 11/01/2049 23,483 22,263
3.00%, 03/01/2050 23,128 21,934
3.00%, 04/01/2050 25,406 24,079
3.00%, 09/01/2050 28,315 26,840
3.50%, 12/01/2040 2,481 2,452
3.50%, 01/01/2042 2,490 2,471
3.50%, 02/01/2043 4,958 4,901
3.50%, 03/01/2045 4,568 4,513
3.50%, 06/01/2045 6,242 6,155
3.50%, 07/01/2045 4,823 4,762
3.50%, 11/01/2045 5,104 5,040
3.50%, 06/01/2046 17,552 17,336
3.50%, 08/01/2047 9,482 9,296
3.50%, 09/01/2047 40,461 39,695
3.50%, 11/01/2047 5,672 5,565
3.50%, 12/01/2047 10,344 10,126
3.50%, 09/01/2048 3,218 3,145
3.50%, 06/01/2049 36,319 35,553
3.50%, 06/01/2049 7,079 6,895
3.50%, 07/01/2049 13,321 12,992
3.50%, 09/01/2049 12,472 12,148

Schedule of Investments
Core Fixed Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2049 $ 11,012 $ 10,728
3.50%, 09/01/2049 34,934 34,071
3.50%, 11/01/2049 14,709 14,343
3.50%, 11/01/2049 16,922 16,635
3.50%, 12/01/2049 16,535 16,109
3.50%, 01/01/2050 48,311 47,128
3.50%, 02/01/2050 29,058 28,447
3.50%, 06/01/2050 29,210 28,475
3.50%, 08/01/2050 39,570 38,570
3.50%, 10/01/2050 36,507 35,476
3.50%, 01/01/2051 39,468 38,545
3.50%, 01/01/2051 27,814 27,088
3.50%, 04/01/2052 56,000 54,565
4.00%, 08/01/2043 3,418 3,457
4.00%, 11/01/2043 4,702 4,779
4.00%, 11/01/2043 2,820 2,852
4.00%, 02/01/2044 10,468 10,617
4.00%, 11/01/2044 3,120 3,156
4.00%, 09/01/2045 7,591 7,599
4.00%, 06/01/2046 14,420 14,573
4.00%, 08/01/2046 4,902 4,955
4.00%, 10/01/2047 41,044 41,134
4.00%, 09/01/2048 6,214 6,203
4.00%, 10/01/2048 11,503 11,546
4.00%, 03/01/2049 32,215 32,164
4.00%, 04/01/2049 35,042 35,005
4.00%, 06/01/2049 55,421 55,613
4.00%, 07/01/2049 8,637 8,612
4.00%, 08/01/2049 40,475 40,416
4.00%, 09/01/2049 8,608 8,638
4.00%, 10/01/2049 18,252 18,296
4.00%, 12/01/2049 32,403 32,519
4.00%, 01/01/2050 24,704 24,700
4.00%, 07/01/2050 56,777 56,913
4.00%, 02/01/2052 53,662 53,699
4.00%, 02/01/2052 45,679 45,594
4.00%, 02/01/2052 47,225 47,185
4.50%, 12/01/2040 2,622 2,735
4.50%, 06/01/2046 17,240 18,002
4.50%, 02/01/2049 9,008 9,208
6.50%, 04/01/2032 2 2
$ 1,904,820
Government National Mortgage Association (GNMA) - 0 .15%
3.00%, 02/20/2046 16,154 15,534
U.S. Treasury - 19 .04%
0.63%, 08/15/2030 40,000 33,295
0.88%, 11/15/2030 40,000 33,894
1.13%, 02/28/2025 40,000 38,108
1.13%, 02/28/2027 40,000 36,733
1.13%, 08/15/2040 55,000 39,437
1.25%, 08/31/2024 40,000 38,587
1.38%, 08/31/2023 40,000 39,447
1.38%, 08/15/2050 55,000 37,853
1.50%, 03/31/2023 40,000 39,802
1.50%, 08/15/2026 40,000 37,641
1.50%, 02/15/2030 40,000 36,081
1.63%, 11/15/2022 45,000 45,014
1.63%, 04/30/2023 40,000 39,787
1.63%, 02/15/2026 40,000 38,103
1.63%, 08/15/2029 40,000 36,609
1.75%, 05/15/2022 45,000 45,023
1.75%, 01/31/2023 40,000 39,975
1.75%, 11/15/2029 40,000 36,875
1.75%, 08/15/2041 50,000 39,609
1.88%, 08/31/2022 45,000 45,104
1.88%, 02/15/2051 50,000 39,186
1.88%, 11/15/2051 50,000 39,219
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 10/31/2022 $ 40,000 $ 40,109
2.00%, 11/15/2026 40,000 38,348
2.00%, 02/15/2050 50,000 40,352
2.00%, 08/15/2051 50,000 40,398
2.13%, 05/15/2025 40,000 39,087
2.25%, 11/15/2024 40,000 39,395
2.25%, 08/15/2027 40,000 38,608
2.25%, 11/15/2027 40,000 38,544
2.25%, 08/15/2046 45,000 37,983
2.25%, 08/15/2049 45,000 38,463
2.25%, 02/15/2052 45,000 38,637
2.38%, 02/29/2024 40,000 39,794
2.63%, 02/28/2023 40,000 40,211
2.63%, 02/15/2029 40,000 39,184
2.75%, 05/31/2023 40,000 40,219
2.75%, 11/15/2023 40,000 40,119
2.75%, 02/15/2028 40,000 39,539
2.75%, 08/15/2042 40,000 37,300
2.75%, 08/15/2047 40,000 37,375
2.88%, 08/15/2028 40,000 39,773
2.88%, 05/15/2049 40,000 38,792
3.00%, 09/30/2025 40,000 40,086
3.00%, 11/15/2045 40,000 38,786
3.00%, 08/15/2048 40,000 39,350
3.13%, 11/15/2028 40,000 40,369
3.63%, 02/15/2044 35,000 37,347
3.75%, 11/15/2043 35,000 38,016
$ 1,911,566
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,888,218
Total Investments $ 10,058,918
Other Assets and Liabilities -  (0.18)% (18,480)
TOTAL NET ASSETS - 100.00% $ 10,040,438
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,466 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $794,596 or 7.91% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,324 or 0.04% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Schedule of Investments
Core Fixed Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .22%
Mortgage Securities 19 .68%
Government 19 .04%
Utilities 8 .54%
Money Market Funds 5 .60%
Consumer, Non-cyclical 4 .73%
Communications 4 .14%
Energy 3 .75%
Asset Backed Securities 3 .53%
Industrial 2 .98%
Consumer, Cyclical 2 .77%
Technology 2 .41%
Basic Materials 0 .79%
Other Assets and Liabilities
( 0 .18 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 353,867 $ 2,031,094 $ 1,827,395 $ 557,566
$ 353,867 $ 2,031,094 $ 1,827,395 $ 557,566
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 44 $ — $ — $ —
$ 44 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 24,276 0.24%
Total $ 24,276 0.24%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .01 % Shares Held Value (000's)
Money Market Funds - 5 .01%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
952,331 $ 952
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(c)
31,307,803 31,308
$ 32,260
TOTAL INVESTMENT COMPANIES $ 32,260
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
3,500 $ —
Oil & Gas - 0 .01%
EP Energy Corp
(d)
8,800 64
Mesquite Energy Inc
(d),(e)
407 9
$ 73
Retail - 0 .01%
Claire's Holdings LLC
(d)
232 58
TOTAL COMMON STOCKS $ 131
PREFERRED STOCKS - 0 .56 % Shares Held Value (000's)
Sovereign - 0 .56%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,640
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,640
BONDS - 56 .80%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .52%
Boeing Co/The
1.95%, 02/01/2024 $ 3,840 $ 3,730
2.20%, 02/04/2026 1,780 1,623
2.80%, 03/01/2024 845 832
3.75%, 02/01/2050 1,140 872
4.88%, 05/01/2025 845 856
Bombardier Inc
7.13%, 06/15/2026
(g)
80 74
7.50%, 03/15/2025
(g)
104 101
TransDigm Inc
4.88%, 05/01/2029 210 184
6.25%, 03/15/2026
(g)
45 45
7.50%, 03/15/2027 530 534
8.00%, 12/15/2025
(g)
210 219
Triumph Group Inc
7.75%, 08/15/2025 165 160
8.88%, 06/01/2024
(g)
516 534
$ 9,764
Agriculture - 0 .10%
Reynolds American Inc
5.70%, 08/15/2035 635 627
Airlines - 0 .75%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 65 59
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(g)
80 77
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
3,208 3,186
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
700 683
Southwest Airlines Co
4.75%, 05/04/2023 200 204
5.25%, 05/04/2025 605 625
$ 4,834
Automobile Asset Backed Securities - 2 .79%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 14 14
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 162 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 $ 1,992 $ 1,972
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025
(h)
1,720 1,720
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 2,062 2,057
CarMax Auto Owner Trust 2020-4
0.31%, 01/16/2024 295 294
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 675 669
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 1,795 1,775
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 901 893
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 1,300 1,290
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 1,511 1,497
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 1,569 1,559
Santander Drive Auto Receivables Trust 2021-4
0.37%, 08/15/2024 1,647 1,641
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(g)
188 188
Toyota Auto Receivables 2022-B Owner Trust
0.71%, 01/15/2025 1,505 1,505
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 78 78
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 628 625
$ 17,939
Automobile Manufacturers - 1 .81%
BMW US Capital LLC
3.80%, 04/06/2023
(g)
695 703
3.90%, 04/09/2025
(g)
1,250 1,259
Ford Motor Co
3.25%, 02/12/2032 2,235 1,816
9.63%, 04/22/2030 45 55
Ford Motor Credit Co LLC
2.90%, 02/10/2029 1,400 1,165
3.35%, 11/01/2022 570 570
3.38%, 11/13/2025 705 677
4.25%, 09/20/2022 1,330 1,334
4.54%, 08/01/2026 375 359
General Motors Co
4.88%, 10/02/2023 1,715 1,750
6.25%, 10/02/2043 525 543
General Motors Financial Co Inc
1.20%, 10/15/2024 475 446
1.25%, 01/08/2026 1,100 984
$ 11,661
Automobile Parts & Equipment - 0 .17%
Dana Inc
5.38%, 11/15/2027 155 146
Tenneco Inc
5.00%, 07/15/2026
(i)
175 168
5.13%, 04/15/2029
(g)
135 132
7.88%, 01/15/2029
(g)
625 631
$ 1,077
Banks - 8 .65%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(f),(g),(j),(k)
350 313
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA
2.75%, 05/28/2025 $ 1,600 $ 1,529
3.22%, 11/22/2032
(j)
1,600 1,342
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Bank of America Corp
2.48%, 09/21/2036
(j)
2,600 2,082
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(j)
1,635 1,223
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(j)
2,361 2,025
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(j)
950 845
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.20%, 08/26/2024 435 439
4.57%, 04/27/2033
(j)
500 498
Secured Overnight Financing Rate + 1.83%
Barclays PLC
2.28%, 11/24/2027
(j)
500 450
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(j)
1,100 1,056
Secured Overnight Financing Rate + 2.71%
3.33%, 11/24/2042
(j)
1,550 1,209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.20%, 05/12/2026 500 506
7.75%, 09/15/2023
(f),(j),(k)
835 842
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.16%, 09/15/2029
(g),(j)
1,410 1,201
Secured Overnight Financing Rate + 1.22%
2.22%, 06/09/2026
(g),(j)
800 746
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(j)
1,125 1,088
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(j)
650 602
Secured Overnight Financing Rate + 1.94%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,507
Credit Suisse Group AG
2.19%, 06/05/2026
(g),(j)
1,500 1,385
Secured Overnight Financing Rate + 2.04%
4.19%, 04/01/2031
(g),(j)
250 232
Secured Overnight Financing Rate + 3.73%
4.88%, 05/15/2045 375 350
Deutsche Bank AG
6.00%, 10/30/2025
(f),(j),(k)
695 646
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(j)
1,700 1,653
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(j)
1,690 1,501
Secured Overnight Financing Rate + 1.32%
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 1,425 1,428
3.85%, 01/26/2027 2,403 2,349
HSBC Holdings PLC
2.80%, 05/24/2032
(j)
1,000 842
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 840 845
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
2.08%, 04/22/2026
(j)
$ 1,435 $ 1,350
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(j)
645 596
Secured Overnight Financing Rate + 3.13%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(j)
1,900 1,897
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(j)
5,000 4,463
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(j)
1,140 912
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 2,000 2,003
5.00%, 11/24/2025 995 1,021
Popular Inc
6.13%, 09/14/2023 145 148
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(j)
1,175 1,109
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(j)
1,400 1,195
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.68%, 06/29/2032
(g),(j)
2,000 1,651
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
2.82%, 01/30/2026
(g),(j)
1,020 976
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(f),(g),(j),(k)
510 507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
UBS Group AG
1.36%, 01/30/2027
(g),(j)
460 413
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
UniCredit SpA
1.98%, 06/03/2027
(g),(j)
2,400 2,114
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 500 504
4.61%, 04/25/2053
(j)
985 970
Secured Overnight Financing Rate + 2.13%
Westpac Banking Corp
4.11%, 07/24/2034
(j)
125 118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 2,032
$ 55,713
Beverages - 0 .97%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 845
4.90%, 02/01/2046 1,320 1,301
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,204
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(g)
215 204
Coca-Cola Icecek AS
4.50%, 01/20/2029
(g)
650 605
Constellation Brands Inc
3.70%, 12/06/2026 2,140 2,120
$ 6,279

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0 .08%
CSL UK Holdings Ltd
4.75%, 04/27/2052
(g)
$ 540 $ 531
Building Materials - 0 .30%
Carrier Global Corp
2.24%, 02/15/2025 55 53
Cemex SAB de CV
3.88%, 07/11/2031
(g)
350 297
GCC SAB de CV
3.61%, 04/20/2032
(g)
300 262
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(g)
1,170 1,123
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(g)
195 183
$ 1,918
Chemicals - 0 .86%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
250 225
Consolidated Energy Finance SA
4.58%, 06/15/2022
(g)
250 250
3 Month USD LIBOR + 3.75%
5.63%, 10/15/2028
(g)
790 731
6.50%, 05/15/2026
(g)
300 306
Ecolab Inc
2.70%, 12/15/2051 1,070 809
EI du Pont de Nemours and Co
1.70%, 07/15/2025 280 264
Element Solutions Inc
3.88%, 09/01/2028
(g)
902 806
MEGlobal Canada ULC
5.88%, 05/18/2030 350 379
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
830 734
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(g)
325 266
Westlake Corp
3.13%, 08/15/2051 1,040 761
$ 5,531
Commercial Mortgage Backed Securities - 1 .85%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 448
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,408
COMM 2013-CCRE6 Mortgage Trust
4.22%, 03/10/2046
(g),(l)
500 487
GS Mortgage Securities Trust 2013-GC16
5.49%, 11/10/2046
(l)
800 791
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 3,085
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.53%, 12/15/2047
(l),(m)
7,916 37
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.95%, 02/15/2047
(l)
2,700 2,534
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.80%, 04/15/2047
(l),(m)
18,905 205
JPMBB Commercial Mortgage Securities Trust
2014-C24
1.01%, 11/15/2047
(l),(m)
7,043 108
4.03%, 11/15/2047
(g),(l)
725 513
LB-UBS Commercial Mortgage Trust 2005-C3
0.77%, 07/15/2040
(g),(l),(m)
992 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.34%, 08/15/2046
(l),(m)
17,385 35
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.11%, 06/15/2047
(l),(m)
$ 17,086 $ 228
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.16%, 10/15/2030
(g),(l),(m)
21,032 6
SREIT Trust 2021-MFP
1.28%, 11/15/2038
(g)
1,000 980
1.00 x 1 Month USD LIBOR + 0.73%
SREIT Trust 2021-MFP2
1.38%, 11/15/2036
(g)
1,000 975
1.00 x 1 Month USD LIBOR + 0.82%
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.71%, 12/10/2045
(g),(l),(m)
17,585 45
$ 11,885
Commercial Services - 0 .92%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
120 113
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 367
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 300 340
Moody's Corp
3.10%, 11/29/2061 1,550 1,099
PayPal Holdings Inc
2.65%, 10/01/2026 500 479
3.25%, 06/01/2050 900 712
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
440 375
6.25%, 01/15/2028
(g)
475 426
United Rentals North America Inc
3.88%, 02/15/2031 220 194
4.88%, 01/15/2028 414 403
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
880 856
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
580 542
$ 5,906
Computers - 0 .25%
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(g)
1,000 751
5.45%, 06/15/2023 152 155
NCR Corp
5.13%, 04/15/2029
(g)
770 733
$ 1,639
Consumer Products - 0 .02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
135 120
Cosmetics & Personal Care - 0 .07%
Natura &Co Luxembourg Holdings Sarl
6.00%, 04/19/2029
(g)
450 437
Diversified Financial Services - 2 .85%
AerCap Holdings NV
5.88%, 10/10/2079
(j)
505 473
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 1,345 1,169
3.15%, 02/15/2024 2,825 2,757
4.50%, 09/15/2023 1,670 1,673

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
1.88%, 08/15/2026 $ 1,325 $ 1,182
2.88%, 01/15/2026 1,495 1,398
3.38%, 07/01/2025 890 859
Ally Financial Inc
5.80%, 05/01/2025 505 528
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
2,850 2,494
Avolon Holdings Funding Ltd
2.75%, 02/21/2028
(g)
1,330 1,144
Brookfield Finance Inc
4.00%, 04/01/2024 685 691
Coinbase Global Inc
3.63%, 10/01/2031
(g)
205 151
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
205 202
6.63%, 03/15/2026 865 874
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(l),(n)
692 597
ILFC E-Capital Trust II
4.30%, 12/21/2065
(g),(l)
155 124
LPL Holdings Inc
4.00%, 03/15/2029
(g)
645 587
OneMain Finance Corp
4.00%, 09/15/2030 125 102
5.63%, 03/15/2023 190 192
6.63%, 01/15/2028 605 598
6.88%, 03/15/2025 470 472
8.88%, 06/01/2025 55 58
$ 18,325
Electric - 2 .31%
Avangrid Inc
3.20%, 04/15/2025 1,115 1,095
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
410 387
CMS Energy Corp
3.00%, 05/15/2026 275 267
4.70%, 03/31/2043 110 105
Colbun SA
3.15%, 01/19/2032
(g)
300 254
Commonwealth Edison Co
4.00%, 03/01/2049 405 375
DTE Electric Co
3.65%, 03/01/2052 885 785
3.95%, 03/01/2049 100 92
DTE Energy Co
1.05%, 06/01/2025 150 138
3.40%, 06/15/2029 654 615
Duke Energy Carolinas LLC
3.55%, 03/15/2052 225 194
Elwood Energy LLC
8.16%, 07/05/2026 51 51
Enel Chile SA
4.88%, 06/12/2028 630 620
Engie Energia Chile SA
3.40%, 01/28/2030
(g)
200 177
Entergy Corp
1.90%, 06/15/2028 1,204 1,047
Entergy Texas Inc
3.55%, 09/30/2049 810 675
Louisville Gas and Electric Co
4.25%, 04/01/2049 180 170
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
65 65
NRG Energy Inc
3.88%, 02/15/2032
(g)
2,270 1,895
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oryx Funding Ltd
5.80%, 02/03/2031
(g)
$ 350 $ 345
5.80%, 02/03/2031 200 197
Pacific Gas and Electric Co
1.75%, 06/16/2022 1,760 1,759
4.20%, 06/01/2041 535 422
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(g)
500 465
Southern California Edison Co
4.20%, 03/01/2029 460 452
4.88%, 03/01/2049 500 484
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 650 640
Tri-State Generation and Transmission
Association Inc
6.00%, 06/15/2040
(g)
195 212
Tucson Electric Power Co
4.85%, 12/01/2048 100 102
Vistra Corp
7.00%, 12/15/2026
(f),(g),(j)
275 267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
575 522
$ 14,874
Electrical Components & Equipment - 0 .14%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
270 281
7.25%, 06/15/2028
(g)
625 645
$ 926
Electronics - 0 .15%
Imola Merger Corp
4.75%, 05/15/2029
(g)
340 316
Sensata Technologies BV
4.00%, 04/15/2029
(g)
655 584
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
52 44
$ 944
Energy - Alternate Sources - 0 .05%
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(g)
396 309
Engineering & Construction - 0 .33%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(g)
300 257
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 724
IHS Holding Ltd
6.25%, 11/29/2028
(g)
325 306
MasTec Inc
4.50%, 08/15/2028
(g),(i)
660 633
Mexico City Airport Trust
4.25%, 10/31/2026
(g)
250 239
$ 2,159
Entertainment - 1 .12%
Boyne USA Inc
4.75%, 05/15/2029
(g)
700 649
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
458 463
CCM Merger Inc
6.38%, 05/01/2026
(g)
255 254
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
450 434
Cinemark USA Inc
5.25%, 07/15/2028
(g)
300 266
8.75%, 05/01/2025
(g)
165 171

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
International Game Technology PLC
5.25%, 01/15/2029
(g)
$ 645 $ 612
Magallanes Inc
3.76%, 03/15/2027
(g)
375 363
5.05%, 03/15/2042
(g)
1,250 1,139
5.14%, 03/15/2052
(g)
1,100 981
5.39%, 03/15/2062
(g)
1,000 888
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(g)
740 811
Scientific Games International Inc
8.63%, 07/01/2025
(g)
190 199
$ 7,230
Environmental Control - 0 .09%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
660 579
Food - 1 .90%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(g)
280 262
Cencosud SA
4.38%, 07/17/2027
(g)
675 653
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
770 751
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(g)
1,475 1,259
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
4.38%, 02/02/2052
(g)
1,421 1,153
Kraft Heinz Foods Co
3.75%, 04/01/2030 220 209
4.38%, 06/01/2046 1,311 1,149
MARB BondCo PLC
3.95%, 01/29/2031 375 312
Minerva Luxembourg SA
4.38%, 03/18/2031
(g)
200 166
Pilgrim's Pride Corp
3.50%, 03/01/2032
(g)
310 262
4.25%, 04/15/2031
(g)
3,005 2,742
Post Holdings Inc
4.50%, 09/15/2031
(g)
535 445
4.63%, 04/15/2030
(g)
215 184
Sysco Corp
3.15%, 12/14/2051 3,000 2,197
3.30%, 07/15/2026 475 463
$ 12,207
Forest Products & Paper - 0 .16%
Inversiones CMPC SA
3.85%, 01/13/2030
(g)
500 459
Mercer International Inc
5.13%, 02/01/2029 440 409
Suzano Austria GmbH
3.75%, 01/15/2031 195 169
$ 1,037
Healthcare - Products - 0 .10%
Boston Scientific Corp
3.45%, 03/01/2024 344 344
4.55%, 03/01/2039 297 291
4.70%, 03/01/2049 48 48
$ 683
Healthcare - Services - 1 .37%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
305 289
Centene Corp
2.50%, 03/01/2031 540 449
2.63%, 08/01/2031 2,345 1,948
3.00%, 10/15/2030 535 466
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp   (continued)
3.38%, 02/15/2030 $ 225 $ 201
4.25%, 12/15/2027 405 393
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
750 709
8.00%, 03/15/2026
(g)
130 134
HCA Inc
3.13%, 03/15/2027
(g)
935 879
3.50%, 09/01/2030 855 766
3.50%, 07/15/2051 1,570 1,164
5.88%, 05/01/2023 330 341
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(g)
850 867
Tenet Healthcare Corp
4.63%, 09/01/2024
(g)
220 218
$ 8,824
Home Builders - 0 .47%
Beazer Homes USA Inc
6.75%, 03/15/2025 285 284
Forestar Group Inc
3.85%, 05/15/2026
(g)
115 103
5.00%, 03/01/2028
(g)
755 682
KB Home
7.63%, 05/15/2023 110 113
Lennar Corp
4.75%, 05/30/2025 300 306
4.88%, 12/15/2023 125 127
M/I Homes Inc
3.95%, 02/15/2030 455 374
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
319 325
Toll Brothers Finance Corp
4.35%, 02/15/2028 735 701
$ 3,015
Home Equity Asset Backed Securities - 0 .05%
First NLC Trust 2005-1
1.16%, 05/25/2035 194 181
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
2.36%, 03/25/2035 223 141
1.00 x 1 Month USD LIBOR + 1.70%
$ 322
Insurance - 1 .69%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
405 354
7.00%, 11/15/2025
(g)
225 219
AIA Group Ltd
3.20%, 09/16/2040
(g)
2,080 1,719
American International Group Inc
3.90%, 04/01/2026 85 84
Arch Capital Group Ltd
3.64%, 06/30/2050 1,035 867
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 655
Athene Holding Ltd
3.95%, 05/25/2051 930 754
Corebridge Financial Inc
4.40%, 04/05/2052
(g)
555 495
Enstar Group Ltd
3.10%, 09/01/2031 2,680 2,247
Markel Corp
3.35%, 09/17/2029 65 61
4.30%, 11/01/2047 350 322
Pricoa Global Funding I
3.45%, 09/01/2023
(g)
1,275 1,282

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
XLIT Ltd
4.45%, 03/31/2025 $ 1,780 $ 1,808
$ 10,867
Internet - 0 .99%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 450 373
Amazon.com Inc
3.95%, 04/13/2052 675 647
Baidu Inc
3.08%, 04/07/2025 300 293
4.38%, 05/14/2024 375 380
eBay Inc
3.65%, 05/10/2051 2,015 1,636
Expedia Group Inc
3.60%, 12/15/2023 495 495
Netflix Inc
4.38%, 11/15/2026 1,230 1,216
4.88%, 06/15/2030
(g)
305 297
Prosus NV
3.68%, 01/21/2030
(g)
325 274
4.19%, 01/19/2032
(g)
575 485
Uber Technologies Inc
7.50%, 09/15/2027
(g)
290 299
$ 6,395
Investment Companies - 0 .31%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(g)
610 602
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
790 709
Huarong Finance II Co Ltd
4.63%, 06/03/2026 550 521
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 165 161
$ 1,993
Iron & Steel - 0 .63%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(g)
770 807
CSN Inova Ventures
6.75%, 01/28/2028
(g)
485 482
Nucor Corp
3.85%, 04/01/2052 200 175
Steel Dynamics Inc
2.40%, 06/15/2025 350 334
2.80%, 12/15/2024 2,050 2,006
Vale Overseas Ltd
3.75%, 07/08/2030 280 253
$ 4,057
Leisure Products & Services - 0 .22%
Life Time Inc
5.75%, 01/15/2026
(g)
865 839
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 79
5.88%, 02/15/2027
(g)
255 243
NCL Finance Ltd
6.13%, 03/15/2028
(g)
300 270
$ 1,431
Lodging - 0 .60%
Hilton Domestic Operating Co Inc
5.75%, 05/01/2028
(g)
648 657
Hyatt Hotels Corp
1.80%, 10/01/2024 1,400 1,331
Marriott International Inc/MD
2.75%, 10/15/2033 1,200 986
3.60%, 04/15/2024 695 697
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
MGM Resorts International
6.00%, 03/15/2023 $ 215 $ 218
$ 3,889
Machinery - Diversified - 0 .12%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
427 424
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 343
$ 767
Media - 2 .07%
AMC Networks Inc
4.75%, 08/01/2025 771 745
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
1,314 1,146
5.38%, 06/01/2029
(g)
120 114
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,170 855
3.75%, 02/15/2028 1,490 1,409
4.46%, 07/23/2022 1,445 1,447
4.91%, 07/23/2025 485 494
6.48%, 10/23/2045 200 202
CSC Holdings LLC
6.50%, 02/01/2029
(g)
540 513
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
135 127
DISH DBS Corp
5.88%, 11/15/2024 190 184
7.38%, 07/01/2028 720 630
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
740 674
Paramount Global
4.38%, 03/15/2043 1,370 1,132
4.75%, 05/15/2025 103 106
Sirius XM Radio Inc
4.00%, 07/15/2028
(g)
755 682
Time Warner Cable LLC
5.50%, 09/01/2041 735 693
5.88%, 11/15/2040 780 763
UPC Holding BV
5.50%, 01/15/2028
(g)
790 747
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
390 382
Ziggo BV
4.88%, 01/15/2030
(g)
310 275
$ 13,320
Mining - 0 .61%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(g)
200 200
7.50%, 04/01/2025
(g)
202 205
FMG Resources August 2006 Pty Ltd
5.13%, 05/15/2024
(g)
145 146
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(g)
300 317
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
445 411
6.13%, 04/01/2029
(g)
240 227
IAMGOLD Corp
5.75%, 10/15/2028
(g)
295 251
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025 500 500
6.53%, 11/15/2028
(g),(i)
300 327
New Gold Inc
7.50%, 07/15/2027
(g)
295 297

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Novelis Corp
3.25%, 11/15/2026
(g)
$ 350 $ 319
4.75%, 01/30/2030
(g)
648 596
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
130 129
$ 3,925
Miscellaneous Manufacturers - 0 .17%
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 1,108 1,083
Mortgage Backed Securities - 1 .84%
Fannie Mae REMIC Trust 2005-W2
0.87%, 05/25/2035 44 44
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 25 24
3.00%, 04/25/2027
(m)
954 50
3.00%, 09/25/2050
(m)
2,619 412
3.50%, 09/25/2027
(m)
1,488 96
3.50%, 11/25/2027
(m)
420 25
3.50%, 05/25/2028
(m)
394 18
3.50%, 03/25/2031
(m)
303 3
4.00%, 04/25/2043
(m)
265 22
Freddie Mac REMICS
1.00%, 05/15/2049 3,264 3,269
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 155 152
3.00%, 05/15/2027
(m)
841 40
3.00%, 10/15/2027
(m)
269 15
3.00%, 02/15/2029
(m)
1,497 70
3.50%, 02/15/2028
(m)
880 51
3.50%, 01/15/2040
(m)
661 29
3.50%, 03/15/2041
(m)
1,119 78
6.10%, 05/15/2026
(m)
439 18
(1.00) x 1 Month USD LIBOR + 6.65%
Ginnie Mae
2.00%, 12/20/2050
(m)
2,695 301
2.50%, 10/20/2050
(m)
1,440 175
2.50%, 12/20/2050
(m)
3,018 488
3.00%, 07/20/2050
(m)
820 125
3.00%, 10/20/2050
(m)
2,444 332
3.00%, 11/20/2050
(m)
3,109 533
3.00%, 11/20/2050
(m)
2,801 424
3.00%, 11/20/2050
(m)
1,787 276
3.50%, 02/20/2040
(m)
689 22
3.50%, 01/20/2043
(m)
2,517 478
3.50%, 10/20/2049
(m)
1,133 193
4.00%, 03/16/2039
(m)
601 27
4.00%, 09/20/2040
(m)
822 67
4.50%, 05/16/2043
(m)
1,104 192
5.46%, 11/20/2040
(m)
1,558 234
(1.00) x 1 Month USD LIBOR + 6.05%
5.46%, 05/20/2046
(m)
368 52
(1.00) x 1 Month USD LIBOR + 6.05%
5.56%, 08/20/2044
(m)
1,381 202
(1.00) x 1 Month USD LIBOR + 6.15%
5.56%, 03/20/2047
(m)
1,670 240
(1.00) x 1 Month USD LIBOR + 6.15%
5.61%, 08/20/2047
(m)
660 97
(1.00) x 1 Month USD LIBOR + 6.20%
5.61%, 08/20/2047
(m)
4,613 892
(1.00) x 1 Month USD LIBOR + 6.20%
5.61%, 08/20/2047
(m)
1,821 262
(1.00) x 1 Month USD LIBOR + 6.20%
5.66%, 10/20/2047
(m)
1,563 226
(1.00) x 1 Month USD LIBOR + 6.25%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
6.44%, 04/20/2041
(m)
$ 646 $ 112
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.61%, 06/25/2046
(g),(l)
1,517 1,443
Merrill Lynch Mortgage Investors Trust Series
2005-A8
1.37%, 08/25/2036 12 12
1.00 x 1 Month USD LIBOR + 0.70%
$ 11,821
Office & Business Equipment - 0 .02%
Xerox Corp
4.62%, 03/15/2023 120 120
Oil & Gas - 1 .96%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g)
1,380 1,422
Antero Resources Corp
7.63%, 02/01/2029
(g)
718 761
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
430 433
Comstock Resources Inc
5.88%, 01/15/2030
(g)
440 423
Continental Resources Inc/OK
3.80%, 06/01/2024 1,278 1,280
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 265
Ecopetrol SA
6.88%, 04/29/2030 405 400
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
375 372
MEG Energy Corp
7.13%, 02/01/2027
(g)
770 782
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
115 1
Nabors Industries Inc
9.00%, 02/01/2025
(g)
170 176
Occidental Petroleum Corp
3.40%, 04/15/2026 765 729
4.10%, 02/15/2047 145 121
4.40%, 04/15/2046 325 279
5.55%, 03/15/2026 240 246
5.88%, 09/01/2025 1,010 1,037
6.13%, 01/01/2031 275 289
6.63%, 09/01/2030 115 125
Petrobras Global Finance BV
5.50%, 06/10/2051 550 451
Petroleos Mexicanos
6.70%, 02/16/2032 1,303 1,123
Petronas Capital Ltd
3.50%, 04/21/2030
(g)
200 192
Qatar Energy
2.25%, 07/12/2031
(g)
275 240
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 236
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(g)
500 499
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(g)
275 249
Tullow Oil PLC
10.25%, 05/15/2026
(g)
200 199
Valero Energy Corp
2.85%, 04/15/2025 294 286
$ 12,616

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0 .15%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
$ 975 $ 946
Other Asset Backed Securities - 0 .89%
Chase Funding Trust Series 2003-5
1.27%, 07/25/2033 612 580
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
1.13%, 12/25/2033 18 17
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(g)
134 134
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(g)
1,414 1,405
DLLST 2022-1 LLC
2.79%, 01/22/2024
(g),(h)
1,765 1,765
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
1.43%, 02/25/2035 255 249
1.00 x 1 Month USD LIBOR + 0.77%
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 1,485 1,463
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(g)
95 95
$ 5,708
Packaging & Containers - 0 .43%
Amcor Flexibles North America Inc
2.63%, 06/19/2030 430 378
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
390 361
5.25%, 08/15/2027
(g)
285 245
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 185
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
230 229
8.75%, 04/15/2030
(g)
160 146
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 905 962
LABL Inc
5.88%, 11/01/2028
(g)
170 155
Sealed Air Corp
5.50%, 09/15/2025
(g)
105 107
$ 2,768
Pharmaceuticals - 1 .21%
180 Medical Inc
3.88%, 10/15/2029
(g)
245 218
AbbVie Inc
4.05%, 11/21/2039 1,000 915
Bausch Health Cos Inc
6.13%, 02/01/2027
(g)
325 312
BellRing Brands Inc
7.00%, 03/15/2030
(g)
455 445
Bristol-Myers Squibb Co
4.13%, 06/15/2039 800 778
Cigna Corp
4.90%, 12/15/2048 165 164
CVS Health Corp
4.30%, 03/25/2028 98 98
4.88%, 07/20/2035 570 580
5.05%, 03/25/2048 2,275 2,289
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 263
Viatris Inc
1.65%, 06/22/2025 175 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc
3.25%, 02/01/2023 $ 545 $ 547
4.45%, 08/20/2048 1,035 1,020
$ 7,790
Pipelines - 2 .46%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(g)
565 530
5.75%, 03/01/2027
(g)
425 414
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
685 630
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
980 954
Energy Transfer LP
3.75%, 05/15/2030 840 774
4.50%, 04/15/2024 1,325 1,336
5.15%, 03/15/2045 1,625 1,465
Enterprise Products Operating LLC
3.13%, 07/31/2029 1,415 1,312
4.20%, 01/31/2050 515 451
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
240 238
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(g)
312 293
2.16%, 03/31/2034
(g)
288 254
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
815 748
5.63%, 02/15/2026
(g)
170 170
Kinder Morgan Inc
1.75%, 11/15/2026 1,235 1,117
NuStar Logistics LP
5.75%, 10/01/2025 150 149
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 456
5.00%, 03/15/2027 275 281
5.75%, 05/15/2024 1,225 1,268
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031 1,470 1,413
6.50%, 07/15/2027 366 377
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,241
$ 15,871
REITs - 1 .86%
American Campus Communities Operating
Partnership LP
3.30%, 07/15/2026 890 877
American Tower Corp
1.30%, 09/15/2025 445 407
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(g)
500 489
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
730 671
3.75%, 09/15/2030
(g)
413 356
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 1,425 1,141
2.30%, 11/15/2028 1,440 1,254
Kimco Realty Corp
3.20%, 04/01/2032 615 560
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
808 725
Mid-America Apartments LP
2.88%, 09/15/2051 646 484

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 $ 1,760 $ 1,495
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
130 119
5.88%, 10/01/2028
(g)
55 53
7.50%, 06/01/2025
(g)
110 114
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 221
4.13%, 08/15/2030
(g)
2,812 2,526
XHR LP
4.88%, 06/01/2029
(g)
526 484
$ 11,976
Retail - 0 .50%
Bath & Body Works Inc
5.25%, 02/01/2028 225 216
6.63%, 10/01/2030
(g)
340 338
9.38%, 07/01/2025
(g)
162 182
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(g)
450 409
IRB Holding Corp
7.00%, 06/15/2025
(g)
30 31
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(g)
755 681
Patrick Industries Inc
4.75%, 05/01/2029
(g)
300 257
7.50%, 10/15/2027
(g)
420 424
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
715 665
$ 3,203
Semiconductors - 0 .74%
Broadcom Inc
3.14%, 11/15/2035
(g)
140 113
3.42%, 04/15/2033
(g)
1,905 1,634
KLA Corp
3.30%, 03/01/2050 1,080 897
NVIDIA Corp
3.50%, 04/01/2050 745 658
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(g)
500 506
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(g)
135 129
3.15%, 05/01/2027
(g)
140 132
Skyworks Solutions Inc
1.80%, 06/01/2026 235 214
TSMC Arizona Corp
2.50%, 10/25/2031 530 460
$ 4,743
Software - 1 .16%
Fiserv Inc
4.40%, 07/01/2049 925 834
Open Text Corp
3.88%, 02/15/2028
(g)
275 250
3.88%, 12/01/2029
(g)
1,335 1,186
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
850 754
Oracle Corp
2.50%, 04/01/2025 270 258
2.80%, 04/01/2027 525 486
3.95%, 03/25/2051 670 509
Salesforce Inc
3.70%, 04/11/2028 505 503
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Take-Two Interactive Software Inc
3.55%, 04/14/2025 $ 955 $ 946
4.00%, 04/14/2032 410 390
VMware Inc
1.40%, 08/15/2026 250 224
1.80%, 08/15/2028 1,360 1,155
$ 7,495
Sovereign - 1 .33%
Brazilian Government International Bond
3.75%, 09/12/2031
(i)
425 367
CoBank ACB
6.25%, 10/01/2026
(f),(j)
670 670
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 700 545
Dominican Republic International Bond
4.88%, 09/23/2032
(g)
550 462
Egypt Government International Bond
5.80%, 09/30/2027
(g)
800 654
Ghana Government International Bond
7.75%, 04/07/2029
(g)
450 284
Guatemala Government Bond
4.50%, 05/03/2026 250 248
Indonesia Government International Bond
2.85%, 02/14/2030 650 605
Jamaica Government International Bond
7.88%, 07/28/2045 300 368
Mexico Government International Bond
4.75%, 03/08/2044 570 498
Nigeria Government International Bond
7.38%, 09/28/2033
(g)
500 400
Oman Government International Bond
6.25%, 01/25/2031
(g)
270 275
Pakistan Government International Bond
6.00%, 04/08/2026
(g)
250 204
Panama Government International Bond
4.50%, 01/19/2063 200 166
Peruvian Government International Bond
2.78%, 12/01/2060 350 226
Qatar Government International Bond
4.63%, 06/02/2046 500 522
Saudi Government International Bond
4.50%, 10/26/2046 800 766
Turkey Government International Bond
6.13%, 10/24/2028 850 758
6.38%, 10/14/2025 450 431
Ukraine Government International Bond
7.25%, 03/15/2033
(g)
350 110
$ 8,559
Telecommunications - 2 .43%
America Movil SAB de CV
5.38%, 04/04/2032
(g)
1,275 1,161
AT&T Inc
2.75%, 06/01/2031 315 278
3.50%, 09/15/2053 2,668 2,089
5.65%, 02/15/2047 730 811
6.38%, 03/01/2041 430 516
Axtel SAB de CV
6.38%, 11/14/2024 325 324
CommScope Inc
8.25%, 03/01/2027
(g)
50 42
CT Trust
5.13%, 02/03/2032
(g)
550 512
DKT Finance ApS
9.38%, 06/17/2023
(g)
200 198
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(g)
400 337

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Millicom International Cellular SA
4.50%, 04/27/2031
(g)
$ 250 $ 216
Sprint Communications Inc
6.00%, 11/15/2022 150 152
Sprint Corp
7.63%, 03/01/2026 297 323
7.88%, 09/15/2023 185 194
Telecom Italia Capital SA
6.38%, 11/15/2033 90 79
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
235 231
T-Mobile USA Inc
2.40%, 03/15/2029
(g)
910 796
2.63%, 04/15/2026 320 297
3.50%, 04/15/2025 715 705
3.50%, 04/15/2031 1,800 1,595
Verizon Communications Inc
2.88%, 11/20/2050 220 161
3.55%, 03/22/2051 2,435 2,000
3.88%, 03/01/2052 710 618
4.27%, 01/15/2036 934 904
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
685 616
VTR Comunicaciones SpA
5.13%, 01/15/2028
(g)
536 482
$ 15,637
Transportation - 0 .21%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 105
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/2034 390 398
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
125 128
Union Pacific Corp
3.50%, 02/14/2053 880 745
$ 1,376
TOTAL BONDS $ 365,651
SENIOR FLOATING RATE INTERESTS
- 1 .76%
Principal
Amount (000's) Value (000's)
Airlines - 0 .20%
AAdvantage Loyalty IP Ltd
5.81%, 04/20/2028
(o)
$ 645 $ 656
1 Month USD LIBOR + 4.75%
United Airlines Inc
4.50%, 04/14/2028
(o)
644 637
1 Month USD LIBOR + 3.75%
$ 1,293
Commercial Services - 0 .11%
Garda World Security Corp
4.92%, 10/30/2026
(o)
709 701
1 Month USD LIBOR + 4.25%
Computers - 0 .04%
Virtusa Corp
0.00%, 02/11/2028
(o),(p)
270 267
1 Month USD LIBOR + 3.75%
Consumer Products - 0 .06%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
418 388
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .19%
Russell Investments US Institutional Holdco Inc
5.00%, 05/30/2025
(o)
1,213 1,199
1 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0 .04%
Ingram Micro Inc
4.51%, 06/30/2028
(o)
$ 273 $ 272
1 Month USD LIBOR + 3.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
3.01%, 03/24/2025
(o)
121 120
3 Month USD LIBOR + 2.00%
Environmental Control - 0 .02%
Madison IAQ LLC
4.52%, 06/21/2028
(o)
149 144
1 Month USD LIBOR + 3.25%
Insurance - 0 .35%
Acrisure LLC
4.26%, 02/15/2027
(o)
420 413
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
4.26%, 02/12/2027
(o)
349 344
1 Month USD LIBOR + 3.50%
4.70%, 02/12/2027
(o)
470 463
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
3.89%, 11/03/2023
(o)
256 254
1 Month USD LIBOR + 7.25%
6.01%, 01/31/2028
(o)
810 785
1 Month USD LIBOR + 5.25%
$ 2,259
Lodging - 0 .06%
Fertitta Entertainment LLC/NV
4.70%, 01/13/2029
(o)
421 419
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .16%
CSC Holdings LLC
3.05%, 04/15/2027
(o)
189 185
1 Month USD LIBOR + 2.50%
Directv Financing LLC
5.75%, 08/02/2027
(o)
826 822
1 Month USD LIBOR + 5.00%
$ 1,007
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
10.02%, 11/01/2025
(o)
47 50
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .13%
LABL Inc
5.50%, 10/22/2028
(o)
155 152
1 Month USD LIBOR + 5.00%
Valcour Packaging LLC
5.22%, 09/30/2028
(o)
680 668
1 Month USD LIBOR + 3.75%
$ 820
Pharmaceuticals - 0 .19%
Bausch Health Cos Inc
0.00%, 01/27/2027
(o),(p)
680 657
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
4.26%, 05/05/2028
(o)
557 556
1 Month USD LIBOR + 3.50%
$ 1,213

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0 .15%
IRB Holding Corp
3.75%, 12/15/2027
(o)
$ 288 $ 283
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
3.76%, 02/05/2025
(o)
701 694
1 Month USD LIBOR + 2.75%
$ 977
Telecommunications - 0 .03%
Level 3 Financing Inc
2.48%, 03/01/2027
(o)
195 188
1 Month USD LIBOR + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 11,317
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 46 .24%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .74%
2.49%, 01/01/2034 $ 35 $ 35
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
3.00%, 01/01/2043 1,611 1,554
3.00%, 02/01/2043 724 698
3.00%, 03/01/2043 306 295
4.00%, 02/01/2046 3,634 3,678
4.50%, 04/01/2031 348 356
4.50%, 04/01/2041 2,086 2,165
5.00%, 06/01/2031 248 260
5.50%, 08/01/2023 17 17
5.50%, 05/01/2033 27 28
5.50%, 10/01/2033 34 36
5.50%, 12/01/2033 443 469
5.50%, 11/01/2036 384 405
5.50%, 04/01/2038 86 90
5.50%, 08/01/2038 195 210
6.00%, 07/01/2023 13 14
6.00%, 06/01/2028 1 1
6.00%, 01/01/2029 1 1
6.00%, 12/01/2031 12 13
6.00%, 12/01/2032 12 13
6.00%, 02/01/2033 84 89
6.00%, 12/01/2033 20 22
6.00%, 10/01/2036 86 93
6.00%, 07/01/2038 461 501
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 4
6.50%, 04/01/2031 2 2
6.50%, 09/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 4 5
6.50%, 04/01/2035 42 47
6.50%, 10/01/2035 31 33
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 9 9
7.00%, 09/01/2031 1 —
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 4 4
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 2 2
8.00%, 09/01/2030 38 39
$ 11,196
Federal National Mortgage Association (FNMA) - 0 .27%
1.36%, 10/01/2034 21 21
1.00 x 6 Month USD LIBOR + 1.08%
1.84%, 07/01/2033 291 300
1.00 x 12 Month USD LIBOR + 1.56%
1.98%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
1.99%, 08/01/2035 65 65
1.00 x 12 Month USD LIBOR + 1.74%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
2.04%, 04/01/2036 $ 16 $ 16
1.00 x 12 Month USD LIBOR + 1.54%
2.26%, 01/01/2033 37 37
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
2.63%, 04/01/2033 60 60
1.00 x 6 Month USD LIBOR + 2.26%
5.00%, 07/01/2044 1,156 1,221
$ 1,724
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .79%
2.00%, 12/01/2035 1,761 1,653
2.00%, 05/01/2037
(q)
8,000 7,495
2.00%, 01/01/2051 5,139 4,564
2.00%, 02/01/2051 10,378 9,208
2.00%, 03/01/2051 5,832 5,168
2.00%, 03/01/2051 4,547 4,038
2.00%, 11/01/2051 4,893 4,327
2.00%, 12/01/2051 1,649 1,461
2.00%, 12/01/2051 4,916 4,348
2.50%, 04/01/2028 997 978
2.50%, 06/01/2028 69 68
2.50%, 09/01/2029 240 236
2.50%, 06/01/2035 409 392
2.50%, 08/01/2035 1,990 1,909
2.50%, 05/01/2036 407 391
2.50%, 05/01/2037
(q)
4,000 3,827
2.50%, 08/01/2050 3,399 3,111
2.50%, 07/01/2051 3,769 3,452
2.50%, 09/01/2051 4,783 4,388
2.50%, 05/01/2052
(q)
17,200 15,690
3.00%, 10/01/2029 48 48
3.00%, 09/01/2032 93 92
3.00%, 05/01/2037
(q)
6,100 5,979
3.00%, 12/01/2040 127 122
3.00%, 04/01/2043 248 239
3.00%, 05/01/2043 447 430
3.00%, 08/01/2043 1,549 1,489
3.00%, 03/01/2048 2,511 2,387
3.00%, 12/01/2048 70 67
3.00%, 07/01/2050 2,728 2,600
3.00%, 07/01/2051 6,173 5,841
3.00%, 04/01/2052 3,700 3,510
3.50%, 02/01/2033 17 17
3.50%, 05/01/2034 967 975
3.50%, 01/01/2041 98 97
3.50%, 01/01/2044 792 783
3.50%, 11/01/2044 1,651 1,625
3.50%, 04/01/2047 102 100
3.50%, 10/01/2047 41 41
3.50%, 11/01/2047 2,667 2,623
3.50%, 03/01/2048 23 22
3.50%, 05/01/2052
(q)
7,000 6,788
4.00%, 02/01/2031 125 125
4.00%, 03/01/2034 361 372
4.00%, 05/01/2047 3,040 3,059
4.00%, 06/01/2048 8 8
4.00%, 05/01/2052
(q)
5,200 5,170
4.50%, 04/01/2024 140 142
4.50%, 06/01/2044 429 445
4.50%, 05/01/2052
(q)
3,000 3,050
5.00%, 06/01/2048 845 890
5.50%, 02/01/2023 1 1
5.50%, 07/01/2033 48 51
5.50%, 09/01/2033 80 85
5.50%, 05/01/2040 129 135
6.00%, 02/01/2023 1 1
6.00%, 02/01/2038 64 67

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 05/01/2038 $ 29 $ 31
6.00%, 08/01/2038 65 68
6.00%, 08/01/2038 137 145
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 02/01/2032 1 2
6.50%, 04/01/2032 2 2
6.50%, 08/01/2032 4 4
6.50%, 07/01/2037 107 113
6.50%, 07/01/2037 189 201
6.50%, 12/01/2037 129 141
6.50%, 02/01/2038 215 231
6.50%, 09/01/2038 242 266
7.00%, 03/01/2032 13 14
7.50%, 08/01/2032 4 4
$ 127,405
Government National Mortgage Association (GNMA) - 5 .61%
2.00%, 08/20/2050 1,839 1,680
2.00%, 02/20/2051 5,953 5,424
2.50%, 06/20/2050 2,493 2,320
2.50%, 05/20/2051 2,724 2,535
2.50%, 05/01/2052 3,800 3,526
3.00%, 06/20/2043 1,239 1,193
3.00%, 01/20/2045 471 458
3.00%, 06/20/2046 232 223
3.00%, 07/20/2046 997 959
3.00%, 11/20/2046 1,546 1,487
3.00%, 05/01/2052 4,000 3,813
3.50%, 03/15/2042 624 627
3.50%, 04/15/2042 526 520
3.50%, 09/20/2044 56 57
3.50%, 09/20/2047 849 843
3.50%, 06/20/2048 1,010 997
3.50%, 05/01/2052 3,000 2,935
4.00%, 01/20/2048 2,059 2,126
4.50%, 06/20/2025 614 635
4.50%, 09/15/2039 207 219
4.50%, 03/15/2040 856 901
5.00%, 11/15/2033 825 880
5.00%, 06/15/2034 13 13
5.00%, 10/20/2039 58 63
5.00%, 07/20/2040 100 104
5.00%, 02/15/2042 584 621
5.50%, 10/15/2033 383 417
5.50%, 05/20/2035 31 34
5.50%, 02/15/2038 309 339
6.00%, 07/20/2028 13 13
6.00%, 11/20/2028 11 12
6.00%, 01/20/2029 12 13
6.00%, 07/20/2029 3 3
6.00%, 08/15/2031 14 15
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 7 7
6.00%, 02/15/2033 19 20
6.00%, 12/15/2033 12 13
6.50%, 03/20/2028 2 3
6.50%, 05/20/2029 2 2
6.50%, 10/15/2032 6 7
6.50%, 12/15/2032 36 38
7.00%, 06/15/2031 5 6
7.00%, 06/15/2032 26 27
8.00%, 01/20/2031 2 2
$ 36,131
U.S. Treasury - 13 .31%
0.50%, 06/30/2027
(r)
6,500 5,739
1.25%, 08/15/2031 11,250 9,744
1.63%, 08/15/2029 1,800 1,647
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.75%, 08/15/2041 $ 2,430 $ 1,925
1.88%, 11/15/2051 1,300 1,020
2.00%, 10/31/2022 19,000 19,052
2.00%, 08/15/2051 14,940 12,071
2.25%, 11/15/2027 7,000 6,745
3.00%, 11/15/2045 4,350 4,218
3.13%, 05/15/2048 9,915 9,998
3.88%, 08/15/2040
(s)
12,220 13,523
$ 85,682
U.S. Treasury Bill - 5 .52%
0.39%, 06/09/2022
(t)
20,000 19,991
0.82%, 07/28/2022
(t)
9,000 8,982
0.83%, 07/21/2022
(t)
2,100 2,096
1.02%, 08/25/2022
(t)
4,495 4,480
$ 35,549
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 297,687
Total Investments $ 710,686
Other Assets and Liabilities -  (10.39)% (66,895)
TOTAL NET ASSETS - 100.00% $ 643,791
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $952 or
0.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $124,308 or 19.31% of net assets.
(h) Security purchased on a when-issued basis.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $858 or 0.13% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $2,308 or 0.36% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after April 30, 2022, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,207 or 0.34% of net assets.

Schedule of Investments
Core Plus Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,013 or 0.16% of net assets.
(t) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 31 .10%
Government 20 .72%
Financial 15 .90%
Consumer, Non-cyclical 7 .10%
Consumer, Cyclical 6 .08%
Communications 5 .68%
Money Market Funds 5 .01%
Energy 4 .64%
Asset Backed Securities 3 .73%
Industrial 3 .65%
Utilities 2 .31%
Basic Materials 2 .26%
Technology 2 .21%
Other Assets and Liabilities
( 10 .39 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 39,928 $ 340,473 $ 349,093 $ 31,308
$ 39,928 $ 340,473 $ 349,093 $ 31,308
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2022 Short 45 $ 5,362 $ 13
US 10 Year Ultra Note; June 2022 Short 15 1,935 162
US 2 Year Note; June 2022 Short 48 10,119 184
US 5 Year Note; June 2022 Long 106 11,943 (499)
US Long Bond; June 2022 Short 12 1,688 8
Total $ (132)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.37 N/A (1.00)% Quarterly 06/22/2027 $ 17,400 $ 1,075 $ 289 $ 1,364
CDX.NA.HY.38 N/A (5.00)% Quarterly 06/20/2027 15,500 (598) 351 (247)
Total $ 477 $ 640 $ 1,117
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.96% Shares Held Value (000's)
Exchange-Traded Funds - 0.29%
Invesco Preferred ETF 32,350 $ 404
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
80,000 9,008
SPDR Bloomberg High Yield Bond ETF
(a)
20,000 1,952
$ 11,364
Money Market Funds - 7.67%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(b),(c)
13,102,253 13,102
Principal Government Money Market Fund -
Institutional Class 0.27%
(b),(c),(d)
286,098,151 286,098
$ 299,200
TOTAL INVESTMENT COMPANIES $ 310,564
COMMON STOCKS - 4.82% Shares Held Value (000's)
Aerospace & Defense - 0.08%
CAE Inc
(e)
24,400 $ 580
HEICO Corp 8,521 1,204
TransDigm Group Inc
(e)
1,942 1,155
$ 2,939
Agriculture - 0.02%
SLC Agricola SA
(e)
56,600 609
Apparel - 0.03%
Feng TAY Enterprise Co Ltd 59,000 380
Puma SE 6,529 480
Tapestry Inc 7,703 254
$ 1,114
Automobile Parts & Equipment - 0.02%
Denso Corp 7,800 476
Gentex Corp 14,383 422
$ 898
Banks - 0.25%
Banca Mediolanum SpA 36,095 262
Bangkok Bank PCL 98,800 377
Bank Leumi Le-Israel BM 36,002 378
BDO Unibank Inc 458,990 1,134
Cathay General Bancorp 25,650 1,028
Citizens Financial Group Inc 7,017 277
Comerica Inc 12,905 1,057
Cullen/Frost Bankers Inc 8,774 1,161
Fukuoka Financial Group Inc 26,100 477
ICICI Bank Ltd ADR 43,088 820
Independent Bank Corp/MI 16,270 321
Mediobanca Banca di Credito Finanziario SpA 43,391 435
Paragon Banking Group PLC 53,731 332
Regions Financial Corp 13,835 287
Resona Holdings Inc 118,400 515
Zions Bancorp NA 12,521 708
$ 9,569
Building Materials - 0.07%
China Lesso Group Holdings Ltd 299,000 374
China Resources Cement Holdings Ltd 538,000 447
Kingspan Group PLC 3,040 279
Martin Marietta Materials Inc 2,349 832
Vulcan Materials Co 3,275 564
Wienerberger AG 11,733 331
$ 2,827
Chemicals - 0.04%
ADEKA Corp 22,700 435
Kureha Corp 15,700 1,180
$ 1,615
Commercial Services - 0.07%
Cengage Learning Holdings II Inc
(e)
34,465 577
ICF International Inc 9,808 969
TransUnion 4,916 430
Triton International Ltd 9,245 565
$ 2,541
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 0.05%
Capgemini SE 2,647 $ 539
Computacenter PLC 22,376 752
ExlService Holdings Inc
(e)
3,001 409
NSD Co Ltd 24,800 440
$ 2,140
Distribution & Wholesale - 0.91%
AKR Corporindo Tbk PT 11,867,400 871
ATD New Holdings Inc
(e)
385,347 31,663
Bunzl PLC 11,611 448
Fastenal Co 21,636 1,197
Sendas Distribuidora SA 163,400 506
Toromont Industries Ltd 8,200 722
$ 35,407
Diversified Financial Services - 0.03%
LPL Financial Holdings Inc 2,600 488
OSB Group PLC 63,648 444
RAM Essential Services Property Fund 111,198 76
$ 1,008
Electric - 0.06%
Ameren Corp 9,020 838
Entergy Corp 5,539 658
Northland Power Inc 10,800 326
Portland General Electric Co 13,737 650
$ 2,472
Electrical Components & Equipment - 0.03%
Ecopro BM Co Ltd 1,951 721
Frencken Group Ltd 300,100 304
$ 1,025
Electronics - 0.04%
AEM Holdings Ltd 199,900 685
Unimicron Technology Corp
(e)
146,000 1,024
$ 1,709
Engineering & Construction - 0.03%
Grupo Aeroportuario del Pacifico SAB de CV 26,000 401
SPIE SA 25,450 599
$ 1,000
Entertainment - 0.03%
Entain PLC
(e)
22,163 416
Vail Resorts Inc 3,529 897
$ 1,313
Food - 0.04%
Metcash Ltd 159,918 537
Sonae SGPS SA 860,229 929
$ 1,466
Gas - 0.01%
UGI Corp 9,914 340
Hand & Machine Tools - 0.01%
Regal Rexnord Corp 4,152 528
Healthcare - Products - 0.05%
Carl Zeiss Meditec AG 1,948 245
Osstem Implant Co Ltd 4,344 389
STERIS PLC 5,185 1,162
$ 1,796
Healthcare - Services - 0.05%
Encompass Health Corp 8,264 569
ICON PLC
(e)
1,605 363
Integral Diagnostics Ltd 106,993 296
NMC Health PLC
(e),(f)
9,858 —
Quest Diagnostics Inc 5,274 706
$ 1,934
Home Builders - 0.03%
Persimmon PLC 30,127 785
Toll Brothers Inc 6,998 324
$ 1,109

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.01%
Howden Joinery Group PLC 32,430 $ 307
Targus Group International Inc
(e),(f)
75,880 4
$ 311
Insurance - 0.16%
American Financial Group Inc /OH 7,457 1,033
Arch Capital Group Ltd
(e)
15,594 712
Arthur J Gallagher & Co 5,758 970
ASR Nederland NV 12,119 551
Fidelity National Financial Inc 4,633 185
Hanover Insurance Group Inc /The 7,662 1,125
NN Group NV 13,579 665
Qualitas Controladora SAB de CV
(a)
80,000 431
Swiss Life Holding AG 920 538
$ 6,210
Internet - 0.01%
CDW Corp/DE 3,048 497
Investment Companies - 0.01%
SIMPAR SA 197,400 468
Iron & Steel - 0.43%
Reliance Steel & Aluminum Co 5,237 1,038
Specialty Steel Holdings, Inc.
(e),(f),(g)
87 15,227
Steel Dynamics Inc 7,063 606
$ 16,871
Lodging - 0.03%
Choice Hotels International Inc 197 27
Galaxy Entertainment Group Ltd 58,000 331
Hyatt Hotels Corp
(e)
5,631 535
Travel + Leisure Co 1,817 101
$ 994
Machinery - Diversified - 0.04%
Dover Corp 1,502 200
Ebara Corp 11,800 542
Zurn Water Solutions Corp 22,204 693
$ 1,435
Mining - 0.72%
Alcoa Corp 3,853 261
Arctic Canadian Diamond Co Ltd
(e),(f)
6,589 1,239
Capstone Copper Corp
(e)
81,300 370
Eramet SA 1,668 222
IGO Ltd 42,593 387
Real Alloy Holding Inc
(e),(f)
362 25,596
$ 28,075
Miscellaneous Manufacturers - 0.22%
Trelleborg AB
(a)
17,145 376
Utex Industries
(e),(f)
120,675 8,085
Utex Industries - Warrants
(e)
53,725 —
$ 8,461
Oil & Gas - 0.12%
Aker BP ASA 10,974 393
Marathon Oil Corp 40,587 1,012
PDC Energy Inc 9,607 670
Pioneer Natural Resources Co 5,050 1,174
SandRidge Energy Inc
(e)
286 5
SandRidge Energy Inc - Warrants
(e)
248 —
SandRidge Energy Inc - Warrants
(e)
104 —
Santos Ltd 46,753 261
Tourmaline Oil Corp 11,600 597
Whitecap Resources Inc 58,900 483
$ 4,595
Packaging & Containers - 0.05%
DS Smith PLC 83,795 344
Rengo Co Ltd 70,200 416
SIG Group AG
(e)
17,779 372
Westrock Co 18,761 929
$ 2,061
Pharmaceuticals - 0.01%
Ship Healthcare Holdings Inc 18,400 307
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.03%
ONEOK Inc 18,547 $ 1,175
Private Equity - 0.01%
Capitaland Investment Ltd/Singapore
(e)
47,000 142
Centuria Capital Group 35,341 69
Intermediate Capital Group PLC 15,266 292
$ 503
Real Estate - 0.08%
Aroundtown SA 15,334 77
Castellum AB 5,569 110
Echo Investment SA
(a)
6,060 5
ESR Kendall Square REIT Co Ltd 16,112 94
Fabege AB 6,667 81
Hongkong Land Holdings Ltd 24,159 113
Hysan Development Co Ltd 344,000 1,012
Kennedy-Wilson Holdings Inc 17,175 387
Midea Real Estate Holding Ltd
(h)
47,000 90
Mitsubishi Estate Co Ltd 13,300 194
Mitsui Fudosan Co Ltd 17,370 368
New World Development Co Ltd 45,395 174
Qualitas Ltd
(e)
65,401 95
Vonovia SE 9,045 360
Wihlborgs Fastigheter AB
(a)
4,565 79
Zhongliang Holdings Group Co Ltd 10,000 3
$ 3,242
REITs - 0.71%
Activia Properties Inc 30 96
Alexandria Real Estate Equities Inc 1,314 239
Allied Properties Real Estate Investment Trust 2,000 65
American Homes 4 Rent 6,587 261
American Tower Corp 842 203
Apartment Income REIT Corp 11,625 571
Arena REIT 11,750 40
AvalonBay Communities Inc 3,449 785
Big Yellow Group PLC 4,552 82
Blackstone Mortgage Trust Inc 30,395 913
Brandywine Realty Trust 6,798 79
Broadstone Net Lease Inc 5,856 121
Camden Property Trust 6,783 1,064
CapitaLand Integrated Commercial Trust 71,600 120
Centuria Industrial REIT 31,449 88
Charter Hall Group 4,697 50
Charter Hall Social Infrastructure REIT 289,475 819
CRE Logistics REIT Inc 72 110
Cromwell European Real Estate Investment Trust 33,280 81
CubeSmart 17,513 832
Daiwa House REIT Investment Corp 57 139
Daiwa Office Investment Corp 8 45
Dexus 17,135 134
DiamondRock Hospitality Co
(e)
6,256 66
Digital Core REIT Management Pte Ltd
(e)
78,200 78
Dream Industrial Real Estate Investment Trust 21,630 252
Duke Realty Corp 12,012 658
Equinix Inc 477 343
ESR-REIT 190,025 53
Essex Property Trust Inc 1,939 639
Extra Space Storage Inc 4,266 811
First Industrial Realty Trust Inc 15,023 871
Gecina SA 755 85
GLP J- Reit 329 444
Goodman Group 5,812 97
Granite Real Estate Investment Trust 6,200 459
Healthcare Trust of America Inc 4,413 134
HealthCo REIT 11,143 15
Highwoods Properties Inc 13,083 534
Independence Realty Trust Inc 15,570 424
Industrial & Infrastructure Fund Investment Corp 72 103
Industrial Logistics Properties Trust 12,605 204
Ingenia Communities Group 14,711 48
Inmobiliaria Colonial Socimi SA 6,266 52

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
InvenTrust Properties Corp 3,578 $ 108
Invitation Homes Inc 9,992 398
Irongate Group 55,550 75
Japan Hotel REIT Investment Corp 884 449
Japan Metropolitan Fund Invest 119 95
Kilroy Realty Corp 1,945 136
Klepierre SA 2,860 68
Lendlease Global Commercial REIT 76,160 44
Life Science Reit PLC
(e)
80,097 103
Link REIT 45,300 391
Mapletree Industrial Trust 337,430 634
Medical Properties Trust Inc 7,387 136
Merlin Properties Socimi SA 14,156 154
Mitsubishi Estate Logistics REIT Investment
Corp
(e)
25 90
Mori Hills REIT Investment Corp 51 58
New Residential Investment Corp 118,035 1,228
NexPoint Residential Trust Inc 12,986 1,158
Nexus Industrial REIT
(a)
27,000 269
Nippon Accommodations Fund Inc 79 389
NSI NV 2,529 99
Park Hotels & Resorts Inc 6,804 134
Plymouth Industrial REIT Inc 5,162 125
Prologis Inc 3,563 571
Rexford Industrial Realty Inc 3,152 246
Sabra Health Care REIT Inc 17,115 200
Safestore Holdings PLC 10,441 164
Segro PLC 54,772 917
Sekisui House Reit Inc 275 161
SF Real Estate Investment Trust 201,000 77
STAG Industrial Inc 11,898 444
STORE Capital Corp 24,591 700
Summit Industrial Income REIT 37,049 587
Sun Communities Inc 2,846 500
Sunstone Hotel Investors Inc
(e)
11,016 135
Tritax Big Box REIT PLC 283,837 867
Ventas Inc 8,621 479
VICI Properties Inc 64,747 1,930
Welltower Inc 856 78
Weyerhaeuser Co 2,647 109
$ 27,813
Retail - 0.06%
BJ's Wholesale Club Holdings Inc
(e)
9,732 626
Bloomin ' Brands Inc 14,846 326
Caleres Inc 12,451 286
Grafton Group PLC 26,393 320
Rush Enterprises Inc - Class A 18,293 931
$ 2,489
Semiconductors - 0.09%
Entegris Inc 6,067 676
Hana Materials Inc 6,627 326
Microchip Technology Inc 15,009 979
Nuvoton Technology Corp 77,000 369
PSK Inc 13,267 502
SiTime Corp
(e)
3,188 537
$ 3,389
Software - 0.06%
Concentrix Corp 2,652 418
Pro Medicus Ltd
(a)
11,806 386
Skillsoft Corp
(a),(e)
230,831 1,235
Tyler Technologies Inc
(e)
1,054 416
$ 2,455
Telecommunications - 0.01%
Switch Inc 18,785 561
Transportation - 0.01%
PostNL NV
(a)
64,698 212
Sankyu Inc 11,700 357
$ 569
TOTAL COMMON STOCKS $ 187,840
CONVERTIBLE PREFERRED STOCKS
- 0.00% Shares Held Value (000's)
REITs - 0.00%
RPT Realty 7.25%
( i )
1,350 $ 79
TOTAL CONVERTIBLE PREFERRED STOCKS $ 79
PREFERRED STOCKS - 1.15% Shares Held Value (000's)
Banks - 0.35%
AgriBank FCB 6.88%, 01/01/2024
( i )
33,000 $ 3,448
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
( i )
37,462 970
3 Month USD LIBOR + 3.71%
KeyCorp 6.13%, 12/15/2026
( i )
33,040 882
3 Month USD LIBOR + 3.89%
M&T Bank Corp 0.00%, 12/15/2026
(a),(e),( i )
21,629 521
3 Month USD LIBOR + 4.02%
Morgan Stanley 5.85%, 04/15/2027
( i )
60,000 1,514
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(a),( i )
6,727 153
PNC Financial Services Group Inc /The 6.13%,
06/01/2022
( i )
16,086 404
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
( i )
37,100 900
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
( i )
63,900 1,610
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(a),( i )
6,591 169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Valley National Bancorp 6.25%, 06/30/2025
( i )
119,724 3,156
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
( i )
1,057 25
$ 13,752
Diversified Financial Services - 0.00%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 122
Electric - 0.31%
Alabama Power Co 5.00%, 10/01/2022
(a),( i )
59,773 1,506
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,280
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 188,623 4,725
DTE Energy Co 5.25%, 12/01/2077 35,000 813
Duke Energy Corp 5.75%, 06/15/2024
( i )
6,332 165
Entergy Arkansas LLC 4.88%, 09/01/2066 2,360 58
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,104 2,693
Southern Co/The 5.25%, 12/01/2077 30,863 693
$ 11,933
Food - 0.03%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(h),( i )
10,000 1,008
Insurance - 0.05%
Voya Financial Inc 5.35%, 09/15/2029
( i )
77,600 1,913
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 935
3 Month USD LIBOR + 3.59%
REITs - 0.24%
Kimco Realty Corp 5.25%, 12/20/2022
( i )
6,409 155
Prologis Inc 8.54%, 11/13/2026
( i )
81,844 5,238
Public Storage 4.00%, 06/16/2026
( i )
80,000 1,513
Public Storage 5.60%, 03/11/2024
( i )
38,030 967
Vornado Realty Trust 5.25%, 11/24/2025
( i )
80,000 1,540
$ 9,413

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign - 0.15%
CoBank ACB 6.20%, 01/01/2025
( i )
7,000 $ 728
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
( i )
51,000 5,125
3 Month USD LIBOR + 4.56%
$ 5,853
TOTAL PREFERRED STOCKS $ 44,929
BONDS - 73.91%
Principal
Amount (000's) Value (000's)
Advertising - 0.35%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(h)
$ 5,505 $ 5,195
7.75%, 04/15/2028
(h)
1,990 1,875
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(h)
850 739
4.63%, 03/15/2030
(h)
1,400 1,253
5.00%, 08/15/2027
(h)
4,725 4,495
$ 13,557
Aerospace & Defense - 1.00%
Boeing Co/The
2.20%, 02/04/2026 4,200 3,831
5.81%, 05/01/2050 350 350
Bombardier Inc
7.13%, 06/15/2026
(h)
2,200 2,024
General Dynamics Corp
4.25%, 04/01/2040 2,200 2,173
Leonardo SpA
4.88%, 03/24/2025 EUR 1,300 1,456
Raytheon Technologies Corp
4.15%, 05/15/2045 $ 1,500 1,401
TransDigm Inc
4.63%, 01/15/2029 1,000 870
4.88%, 05/01/2029 14,995 13,139
5.50%, 11/15/2027 11,850 10,866
7.50%, 03/15/2027 2,450 2,468
TransDigm UK Holdings PLC
6.88%, 05/15/2026 525 522
$ 39,100
Agriculture - 0.14%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 508
5.80%, 02/14/2039 $ 1,450 1,436
BAT International Finance PLC
1.25%, 03/13/2027 EUR 2,600 2,527
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 679
Viterra Finance BV
3.20%, 04/21/2031
(h)
360 309
$ 5,459
Airlines - 0.24%
Air Canada
3.88%, 08/15/2026
(h)
4,275 3,953
American Airlines Inc / AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(h)
1,250 1,204
British Airways 2021-1 Class A Pass Through
Trust
2.90%, 09/15/2036
(h)
813 727
Deutsche Lufthansa AG
3.75%, 02/11/2028 EUR 1,500 1,432
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(h)
$ 1,950 1,902
United Airlines Inc
4.38%, 04/15/2026
(h)
100 97
$ 9,315
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0.00%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 $ 208
Automobile Manufacturers - 1.40%
BMW US Capital LLC
3.90%, 04/09/2025
(h)
$ 1,233 1,242
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031
(h)
480 401
Ford Motor Co
7.45%, 07/16/2031
(a)
5,360 5,829
9.00%, 04/22/2025 400 446
9.63%, 04/22/2030 12,370 15,122
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,950 1,672
3.82%, 11/02/2027 500 455
4.00%, 11/13/2030 7,825 6,769
4.13%, 08/17/2027 3,740 3,467
4.27%, 01/09/2027 1,500 1,414
4.54%, 08/01/2026 2,250 2,152
5.11%, 05/03/2029 925 876
General Motors Financial Co Inc
2.40%, 04/10/2028 3,000 2,614
2.70%, 06/10/2031 493 406
2.75%, 06/20/2025 900 862
Hyundai Capital Services Inc
1.25%, 02/08/2026
(h)
945 851
Kia Corp
1.00%, 04/16/2024
(h)
255 243
Mercedes-Benz Group AG
0.75%, 03/11/2033 EUR 1,200 1,086
Renault SA
1.13%, 10/04/2027 500 428
Stellantis NV
0.75%, 01/18/2029 500 459
3.38%, 07/07/2023 2,200 2,378
Toyota Motor Credit Corp
1.90%, 04/06/2028 $ 1,141 1,030
3.38%, 04/01/2030 2,800 2,688
Wabash National Corp
4.50%, 10/15/2028
(h)
1,825 1,528
$ 54,418
Automobile Parts & Equipment - 0.63%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 871 768
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,100 1,130
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(h)
$ 7,090 5,814
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 500 482
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(h)
7,135 5,787
Schaeffler AG
3.38%, 10/12/2028 EUR 1,800 1,733
Wheel Pros Inc
6.50%, 05/15/2029
(h)
$ 9,440 7,174
ZF Finance GmbH
2.75%, 05/25/2027 EUR 1,700 1,574
$ 24,462
Banks - 12.44%
ABN AMRO Bank NV
4.80%, 04/18/2026
(h)
$ 2,800 2,813
Absa Group Ltd
6.38%, 05/27/2026
( i ),(j),(k)
2,000 1,920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(h),( i ),(j),(k)
$ 2,600 $ 2,724
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
2.58%, 02/22/2029
(j)
EUR 1,700 1,795
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.45%
Banco BPM SpA
1.63%, 02/18/2025 1,000 1,022
Banco de Sabadell SA
5.38%, 12/12/2028
(j)
1,700 1,856
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
( i ),(j),(k)
$ 3,550 3,287
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
9.00%, 06/18/2024
( i ),(j),(k)
580 592
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 6.36%
Banco Mercantil del Norte SA/Grand Cayman
6.63%, 01/24/2032
(h),( i ),(j),(k)
610 546
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.03%
6.75%, 09/27/2024
( i ),(j),(k)
2,000 1,927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(h),( i ),(j),(k)
625 599
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander SA
1.72%, 09/14/2027
(j)
400 352
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.13%, 02/08/2028 EUR 1,300 1,303
2.25%, 10/04/2032
(j)
GBP 800 898
Generic Britain 5 Year Government Bond
+ 1.65%
2.71%, 06/27/2024 $ 400 392
4.75%, 11/12/2026
( i ),(j),(k)
10,000 8,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bancolombia SA
4.63%, 12/18/2029
(j),(k)
3,731 3,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank of America Corp
1.49%, 05/19/2024
(j)
1,724 1,693
Secured Overnight Financing Rate + 1.46%
1.78%, 05/04/2027
(j)
EUR 3,200 3,316
3 Month Euro Interbank Offered Rate +
1.20%
2.46%, 10/22/2025
(j)
$ 2,164 2,083
3 Month USD LIBOR + 0.87%
2.68%, 06/19/2041
(j)
1,725 1,290
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042
(j)
871 712
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(j)
581 568
Secured Overnight Financing Rate + 1.33%
3.85%, 03/08/2037
(j)
1,016 904
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.08%, 04/23/2040
(j)
1,066 975
3 Month USD LIBOR + 1.32%
4.18%, 11/25/2027 1,305 1,283
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
4.38%, 01/27/2027
( i ),(j)
$ 5,300 $ 4,691
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(j)
630 627
Secured Overnight Financing Rate + 1.83%
6.11%, 01/29/2037 822 906
6.13%, 04/27/2027
( i ),(j)
7,000 7,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.30%, 03/10/2026
( i ),(j)
12,715 13,001
3 Month USD LIBOR + 4.55%
Bank of Montreal
1.50%, 01/10/2025 1,639 1,555
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
( i ),(j)
5,588 5,169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
( i ),(j)
7,050 7,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
2.95%, 03/11/2027 630 600
3.63%, 10/27/2081
(j)
1,500 1,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.59%, 05/04/2037
(j)
1,160 1,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
BankUnited Inc
4.88%, 11/17/2025 1,270 1,308
Barclays PLC
3.56%, 09/23/2035
(j)
1,278 1,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
5.20%, 05/12/2026 1,000 1,013
8.00%, 06/15/2024
( i ),(j),(k)
9,500 9,791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
1.32%, 01/13/2027
(h),(j)
632 562
Secured Overnight Financing Rate + 1.00%
1.68%, 06/30/2027
(h),(j)
500 445
Secured Overnight Financing Rate + 0.91%
2.59%, 08/12/2035
(h),(j)
2,400 1,951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
2.87%, 04/19/2032
(h),(j)
1,182 1,003
Secured Overnight Financing Rate + 1.39%
6.63%, 03/25/2024
(h),( i ),(j),(k)
400 403
USD Swap Semi-Annual 5 Year + 4.15%
7.38%, 08/19/2025
(h),( i ),(j),(k)
8,000 8,327
USD Swap Semi-Annual 5 Year + 5.15%
BPCE SA
3.12%, 10/19/2032
(h),(j)
1,800 1,505
Secured Overnight Financing Rate + 1.73%
3.58%, 10/19/2042
(h),(j)
1,589 1,227
Secured Overnight Financing Rate + 1.95%
CaixaBank SA
2.25%, 04/17/2030
(j)
EUR 1,400 1,432
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.68%
2.75%, 07/14/2028
(j)
2,200 2,337
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.35%

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Canadian Imperial Bank of Commerce
0.95%, 10/23/2025 $ 581 $ 528
2.25%, 01/28/2025 1,393 1,341
3.30%, 04/07/2025 1,867 1,840
3.30%, 05/26/2025 CAD 1,625 1,255
Citigroup Inc
0.50%, 10/08/2027
(j)
EUR 2,800 2,735
3 Month Euro Interbank Offered Rate +
0.96%
1.46%, 06/09/2027
(j)
$ 3,000 2,670
Secured Overnight Financing Rate + 0.77%
3.67%, 07/24/2028
(j)
436 419
3 Month USD LIBOR + 1.39%
3.88%, 02/18/2026
( i ),(j)
11,500 10,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
( i ),(j)
13,000 11,798
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.15%, 11/15/2026
( i ),(j)
1,500 1,327
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.45%, 09/29/2027 1,375 1,364
5.88%, 02/22/2033 1,102 1,169
Citizens Financial Group Inc
2.64%, 09/30/2032 2,209 1,820
3.25%, 04/30/2030 363 332
5.65%, 10/06/2025
( i ),(j)
2,100 2,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Cooperatieve Rabobank UA
1.00%, 09/24/2026
(h),(j)
2,347 2,122
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
Credit Agricole SA
1.25%, 01/26/2027
(h)
3,804 3,373
Secured Overnight Financing Rate + 1.78%
7.88%, 01/23/2024
(h),( i ),(j),(k)
6,000 6,150
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(h),( i ),(j),(k)
6,800 7,310
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
0.52%, 08/09/2023 1,500 1,452
2.95%, 04/09/2025 1,350 1,309
Credit Suisse Group AG
4.21%, 06/12/2024
(h),(j)
2,500 2,504
3 Month USD LIBOR + 1.24%
6.25%, 12/18/2024
(h),( i ),(j),(k)
3,000 2,909
USD Swap Semi-Annual 5 Year + 3.46%
7.25%, 09/12/2025
(h),( i ),(j),(k)
3,000 2,926
USD Swap Rate NY 5 Year + 4.33%
7.50%, 12/11/2023
( i ),(j),(k)
3,000 3,002
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
0.98%, 09/10/2025
(h),(j)
730 678
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.38%, 02/12/2030
(j)
EUR 3,700 3,719
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.70%
3.24%, 12/20/2025
(h),(j)
$ 768 745
3 Month USD LIBOR + 1.59%
4.38%, 05/18/2026
( i ),(j),(k)
3,000 2,708
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S   (continued)
7.00%, 06/26/2025
( i ),(j),(k)
$ 2,000 $ 1,986
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(j)
3,700 3,599
Secured Overnight Financing Rate + 2.16%
2.31%, 11/16/2027
(j)
700 619
Secured Overnight Financing Rate + 1.22%
2.55%, 01/07/2028
(j)
1,500 1,332
Secured Overnight Financing Rate + 1.32%
Development Bank of Japan Inc
1.75%, 02/18/2025
(h)
1,920 1,855
DNB Bank ASA
4.88%, 11/12/2024
( i ),(j),(k)
5,000 4,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Ecobank Transnational Inc
9.50%, 04/18/2024 1,500 1,551
Fifth Third Bancorp
8.25%, 03/01/2038 400 549
First Horizon Bank
5.75%, 05/01/2030 1,402 1,504
Goldman Sachs Group Inc /The
1.00%, 03/18/2033 EUR 2,600 2,254
1.54%, 09/10/2027
(j)
$ 976 862
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(j)
726 600
Secured Overnight Financing Rate + 1.25%
3.21%, 04/22/2042
(j)
726 584
Secured Overnight Financing Rate + 1.51%
3.50%, 11/16/2026 1,016 991
4.22%, 05/01/2029
(j)
1,325 1,293
3 Month USD LIBOR + 1.30%
4.95%, 02/10/2025
( i ),(j)
13,020 12,532
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 1,050 1,051
5.50%, 08/10/2024
(a),( i ),(j)
1,000 1,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
6.75%, 10/01/2037 1,741 2,009
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
( i ),(j)
5,300 7,738
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
1.59%, 05/24/2027
(j)
668 594
Secured Overnight Financing Rate + 1.29%
2.25%, 11/22/2027
(j)
2,089 1,890
Secured Overnight Financing Rate + 1.10%
3.13%, 06/07/2028 EUR 1,100 1,172
4.29%, 09/12/2026
(j)
$ 700 696
3 Month USD LIBOR + 1.35%
4.38%, 11/23/2026 1,500 1,484
Huntington Bancshares Inc /OH
4.45%, 10/15/2027
( i ),(j)
5,085 4,869
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
( i ),(j)
5,000 4,985
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
1.40%, 07/01/2026
(h),(j)
$ 3,220 $ 2,937
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.63%, 09/26/2029
(j)
EUR 2,600 2,673
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.25%
3.00%, 04/11/2028
(j)
1,000 1,071
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 04/16/2025
( i ),(j),(k)
$ 2,500 2,494
USD Swap Semi-Annual 5 Year + 4.45%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,532 3,355
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
( i ),(j),(k)
1,050 1,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
0.65%, 09/16/2024
(j)
1,219 1,179
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
1.09%, 03/11/2027
(j)
EUR 2,200 2,237
3 Month Euro Interbank Offered Rate +
0.76%
2.01%, 03/13/2026
(j)
$ 2,576 2,427
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(j)
1,450 1,269
Secured Overnight Financing Rate + 1.02%
2.53%, 11/19/2041
(j)
2,627 1,948
Secured Overnight Financing Rate + 1.51%
3.65%, 06/01/2026
( i ),(j)
10,500 9,424
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.08%, 04/26/2026
(j)
1,578 1,574
Secured Overnight Financing Rate + 1.32%
4.59%, 04/26/2033
(j)
315 316
Secured Overnight Financing Rate + 1.80%
6.75%, 02/01/2024
( i ),(j)
6,158 6,266
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 901
Lloyds Banking Group PLC
0.63%, 01/15/2024
(j)
EUR 1,300 1,374
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
7.50%, 06/27/2024
( i ),(j),(k)
$ 2,533 2,584
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
( i ),(j),(k)
300 308
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
3.50%, 09/01/2026
( i ),(j)
3,000 2,520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),( i ),(j)
2,585 2,501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 600 575
Mizuho Financial Group Inc
2.56%, 09/13/2025
(j)
730 708
Secured Overnight Financing Rate + 1.36%
2.56%, 09/13/2031 1,008 835
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.16%, 10/21/2025 $ 1,483 $ 1,384
Secured Overnight Financing Rate + 1.12%
1.51%, 07/20/2027
(j)
1,305 1,162
Secured Overnight Financing Rate + 0.86%
2.48%, 09/16/2036
(j)
203 162
Secured Overnight Financing Rate + 1.36%
2.63%, 03/09/2027 GBP 1,000 1,213
3.22%, 04/22/2042
(j)
$ 871 716
Secured Overnight Financing Rate + 1.49%
3.63%, 01/20/2027 2,794 2,725
5.00%, 11/24/2025 290 298
5.30%, 04/20/2037
(j)
357 357
Secured Overnight Financing Rate + 2.62%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 1,450 1,383
National Bank of Canada
0.55%, 11/15/2024
(j)
1,415 1,354
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.40%
NatWest Group PLC
1.64%, 06/14/2027
(j)
763 678
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.11%, 11/28/2031
(j)
GBP 700 801
Generic Britain 5 Year Government Bond
+ 1.75%
3.03%, 11/28/2035
(j)
$ 1,879 1,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.62%, 08/14/2030
(j)
GBP 900 1,104
Generic Britain 5 Year Government Bond
+ 3.55%
4.52%, 06/25/2024
(j)
$ 1,750 1,764
3 Month USD LIBOR + 1.55%
NatWest Markets PLC
3.48%, 03/22/2025
(h)
547 542
NBK SPC Ltd
1.63%, 09/15/2027
(j)
2,600 2,339
Secured Overnight Financing Rate + 1.05%
NongHyup Bank
1.25%, 07/20/2025 2,500 2,324
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 709
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 992
6.63%, 03/26/2026
(a),( i ),(j),(k)
$ 1,000 1,013
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc /The
3.40%, 09/15/2026
( i ),(j)
5,000 4,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
( i ),(j)
2,000 1,995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
QNB Finansbank AS
6.88%, 09/07/2024
(h)
650 668
Regions Financial Corp
5.75%, 06/15/2025
(a),( i ),(j)
2,425 2,474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,305 1,639
Royal Bank of Canada
0.65%, 07/29/2024 2,000 1,880

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
$ 1,400 $ 1,332
3 Month USD LIBOR + 1.40%
Societe Generale SA
1.79%, 06/09/2027
(h),(j)
3,000 2,647
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.63%, 03/01/2041
(h)
700 515
7.38%, 10/04/2023
(h),( i ),(j),(k)
1,750 1,756
USD Swap Semi-Annual 5 Year + 4.30%
7.88%, 12/18/2023
(h),( i ),(j),(k)
6,000 6,140
USD Swap Semi-Annual 5 Year + 4.98%
Sovcombank Via SovCom Capital DAC
7.60%, 02/17/2027
(h),( i ),(j)
230 8
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.36%
Standard Chartered PLC
2.82%, 01/30/2026
(h),(j)
729 697
3 Month USD LIBOR + 1.21%
4.75%, 01/14/2031
( i ),(j),(k)
4,000 3,430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
5.70%, 03/26/2044
(h)
400 389
7.75%, 04/02/2023
(h),( i ),(j),(k)
8,000 8,202
USD Swap Semi-Annual 5 Year + 5.72%
Sumitomo Mitsui Trust Bank Ltd
0.85%, 03/25/2024
(h)
1,767 1,682
SVB Financial Group
4.00%, 05/15/2026
( i ),(j)
4,000 3,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
( i ),(j)
700 567
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
( i ),(j)
6,000 5,194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
4.35%, 04/29/2028
(j)
1,385 1,375
Secured Overnight Financing Rate + 1.71%
Svenska Handelsbanken AB
6.25%, 03/01/2024
( i ),(j),(k)
2,800 2,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
1.54%, 11/16/2026
(h)
2,071 1,883
5.63%, 09/17/2024
( i ),(j),(k)
1,000 989
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(j)
804 770
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.25%, 12/13/2024 1,081 1,026
1.95%, 01/12/2027 3,013 2,766
3.22%, 07/25/2029
(j)
CAD 3,400 2,593
Canadian Dollar Offered Rate 3 Month +
1.25%
Truist Bank
3.20%, 04/01/2024 $ 1,809 1,810
Truist Financial Corp
4.80%, 09/01/2024
( i ),(j)
12,275 11,694
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
( i ),(j)
1,000 999
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS AG/London
1.38%, 01/13/2025
(h)
$ 2,000 $ 1,891
UBS Group AG
1.49%, 08/10/2027
(h),(j)
585 519
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
4.88%, 02/12/2027
(h),( i ),(j),(k)
2,000 1,830
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
5.13%, 07/29/2026
( i ),(j),(k)
700 672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%
6.88%, 08/07/2025
( i ),(j),(k)
3,000 3,037
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
( i ),(j),(k)
5,000 5,094
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
UniCredit SpA
1.20%, 01/20/2026
(j)
EUR 2,700 2,734
3 Month Euro Interbank Offered Rate +
1.35%
5.46%, 06/30/2035
(h),(j)
$ 700 632
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
8.00%, 06/03/2024
( i ),(j),(k)
1,100 1,108
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
2.49%, 11/03/2036
(j)
2,104 1,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.70%, 01/15/2027
( i ),(j)
26,700 22,809
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
2.13%, 09/24/2031 GBP 500 546
2.39%, 06/02/2028
(j)
$ 88 80
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(j)
1,087 874
Secured Overnight Financing Rate + 2.53%
3.90%, 03/15/2026
( i ),(j)
5,500 5,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.30%, 07/22/2027 3,058 3,054
4.61%, 04/25/2053
(j)
967 952
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 1,200 1,175
5.61%, 01/15/2044 508 542
Wells Fargo Bank NA
6.60%, 01/15/2038 600 729
Westpac Banking Corp
2.89%, 02/04/2030
(j)
4,997 4,766
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Zions Bancorp NA
3.25%, 10/29/2029 1,869 1,709
$ 485,297
Beverages - 0.42%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 1,400 1,386
4.90%, 02/01/2046 1,886 1,859
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 1,600 1,590
2.00%, 03/17/2028 500 524

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
3.75%, 07/15/2042 $ 1,500 $ 1,270
4.60%, 04/15/2048 1,741 1,639
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(h)
2,095 1,990
Cia Cervecerias Unidas SA
3.35%, 01/19/2032
(h)
300 266
Constellation Brands Inc
3.75%, 05/01/2050 650 543
JDE Peet's NV
0.80%, 09/24/2024
(h)
3,000 2,801
2.25%, 09/24/2031
(h)
663 534
Keurig Dr Pepper Inc
3.35%, 03/15/2051 1,400 1,085
PepsiCo Inc
2.25%, 03/19/2025 1,045 1,020
$ 16,507
Biotechnology - 0.07%
Amgen Inc
2.80%, 08/15/2041 1,498 1,149
Bio-Rad Laboratories Inc
3.30%, 03/15/2027 436 417
CSL UK Holdings Ltd
4.75%, 04/27/2052
(h)
352 346
Royalty Pharma PLC
2.15%, 09/02/2031 1,139 916
$ 2,828
Building Materials - 0.41%
Carrier Global Corp
3.38%, 04/05/2040 774 636
Eco Material Technologies Inc
7.88%, 01/31/2027
(h)
3,950 3,824
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(h)
7,680 7,007
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(h)
3,850 3,696
Standard Industries Inc /NJ
4.75%, 01/15/2028
(h)
1,015 934
$ 16,097
Chemicals - 0.80%
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(h)
2,675 2,358
7.50%, 09/30/2029
(a),(h)
1,200 984
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 407
Braskem Idesa SAPI
6.99%, 02/20/2032
(h)
$ 400 359
7.45%, 11/15/2029 1,500 1,408
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(h)
2,035 1,835
5.88%, 01/31/2050
(h)
900 805
CF Industries Inc
5.38%, 03/15/2044 871 883
Chemours Co/The
5.75%, 11/15/2028
(a),(h)
2,300 2,156
Diamond BC BV
4.63%, 10/01/2029
(h)
3,925 3,376
DuPont de Nemours Inc
5.32%, 11/15/2038 500 524
Ecolab Inc
0.90%, 12/15/2023 548 531
1.65%, 02/01/2027 1,250 1,150
2.70%, 12/15/2051 812 614
GC Treasury Center Co Ltd
5.20%, 03/30/2052
(h)
375 352
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
ICL Group Ltd
6.38%, 05/31/2038
(h)
$ 400 $ 430
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 1,945
Kronos International Inc
3.75%, 09/15/2025 500 503
OCP SA
5.13%, 06/23/2051
(h)
$ 795 614
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044
(a)
500 473
RPM International Inc
2.95%, 01/15/2032 581 506
4.55%, 03/01/2029 1,239 1,238
Sasol Financing USA LLC
5.50%, 03/18/2031 5,325 4,792
Solvay Finance SACA
5.87%, 06/03/2024
( i ),(j)
EUR 400 431
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(h)
$ 700 228
Westlake Corp
0.88%, 08/15/2024 1,000 952
3.13%, 08/15/2051 1,609 1,178
3.38%, 08/15/2061 363 260
$ 31,292
Coal - 0.12%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(h)
2,335 2,341
SunCoke Energy Inc
4.88%, 06/30/2029
(h)
2,425 2,174
$ 4,515
Commercial Mortgage Backed Securities - 11.15%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.66%, 11/10/2042
(l)
2,336 931
BANK 2017-BNK4
0.95%, 05/15/2050
(l),(m)
13,843 506
BANK 2017-BNK5
1.30%, 06/15/2060
(h),(l),(m)
42,403 2,130
BANK 2017-BNK9
1.56%, 11/15/2054
(h),(l),(m)
15,200 1,027
BANK 2018-BNK10
1.88%, 02/15/2061
(h),(l),(m)
31,334 2,687
BANK 2018-BNK12
1.55%, 05/15/2061
(h),(l),(m)
18,728 1,328
BANK 2018-BNK13
1.72%, 08/15/2061
(h),(l),(m)
41,485 3,441
BANK 2018-BNK14
1.76%, 09/15/2060
(h),(l),(m)
11,466 949
BANK 2019-BNK16
1.99%, 02/15/2052
(h),(l),(m)
13,120 1,352
BANK 2019-BNK17
1.75%, 04/15/2052
(h),(l),(m)
11,541 1,064
BANK 2019-BNK18
1.50%, 05/15/2062
(h),(l),(m)
17,647 1,426
Bank 2019-BNK19
1.17%, 08/15/2061
(h),(l),(m)
17,014 1,053
BANK 2019-BNK20
1.34%, 09/15/2062
(h),(l),(m)
15,674 1,132
BANK 2019-BNK22
1.08%, 11/15/2062
(h),(l),(m)
18,082 1,094
1.50%, 11/15/2062
(h),(l),(m)
11,840 982
2.08%, 11/15/2062
(h),(l)
7,340 4,439
2.50%, 11/15/2062
(h)
5,000 3,903

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2019-BNK23
1.12%, 12/15/2052
(h),(l),(m)
$ 9,170 $ 580
BANK 2019-BNK24
1.13%, 11/15/2062
(h),(l),(m)
26,932 1,755
BANK 2020-BNK25
1.03%, 01/15/2063
(h),(l),(m)
9,704 567
1.50%, 01/15/2063
(h),(m)
10,561 887
2.03%, 01/15/2063
(h),(l)
10,561 5,626
2.50%, 01/15/2063
(h)
1,250 896
BANK 2021-BNK35
1.50%, 06/15/2064
(h),(l),(m)
7,000 733
1.76%, 06/15/2064
(h),(l)
3,301 1,738
1.76%, 06/15/2064
(h),(l)
3,707 2,113
BANK 2021-BNK36
2.50%, 09/15/2064
(h),(l)
2,600 1,944
2.50%, 09/15/2064
(h),(l)
2,250 1,548
BANK 2021-BNK38
0.82%, 12/15/2064
(h),(l),(m)
10,388 571
2.50%, 12/15/2064
(h)
2,750 2,031
2.50%, 12/15/2064
(h)
2,100 1,420
BANK 2022-BNK40
1.01%, 03/15/2064
(h),(l),(m)
7,663 533
2.50%, 03/15/2064
(h)
1,985 1,475
2.50%, 03/15/2064
(h)
1,463 1,005
BANK 2022-BNK41
0.00%, 04/15/2032
(e),(l),(n)
10,000 9,650
Barclays Commercial Mortgage Trust 2019-C3
1.94%, 05/15/2052
(h),(l),(m)
6,117 648
Barclays Commercial Mortgage Trust 2019-C4
1.31%, 08/15/2052
(h),(l),(m)
13,091 915
Barclays Commercial Mortgage Trust 2019-C5
1.48%, 11/15/2052
(h),(l),(m)
14,866 1,188
BBCMS Mortgage Trust 2020-C6
1.31%, 02/15/2053
(h),(l),(m)
7,424 581
BBCMS Mortgage Trust 2020-C7
3.72%, 04/15/2053
(h),(l)
3,000 2,401
Benchmark 2018-B1 Mortgage Trust
1.24%, 01/15/2051
(h),(l),(m)
12,667 730
1.49%, 01/15/2051
(h),(l),(m)
30,260 2,070
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(h),(l),(m)
5,520 399
Benchmark 2018-B5 Mortgage Trust
0.63%, 07/15/2051
(l),(m)
95,760 2,123
3.26%, 07/15/2051
(h),(l)
4,500 3,528
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(h),(l),(m)
37,790 2,941
Benchmark 2018-B7 Mortgage Trust
2.01%, 05/15/2053
(h),(l),(m)
16,962 1,732
3.00%, 05/15/2053
(h)
5,000 4,048
Benchmark 2018-B8 Mortgage Trust
2.02%, 01/15/2052
(h),(l),(m)
6,900 708
Benchmark 2019-B10 Mortgage Trust
2.03%, 03/15/2062
(h),(l),(m)
12,985 1,393
3.78%, 03/15/2062
(h),(l)
2,500 1,372
Benchmark 2019-B11 Mortgage Trust
1.67%, 05/15/2052
(h),(l),(m)
13,924 1,229
Benchmark 2019-B12 Mortgage Trust
1.26%, 08/15/2052
(h),(l),(m)
13,870 928
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(h),(l),(m)
6,500 366
1.64%, 08/15/2057
(h),(l),(m)
4,000 364
3.00%, 08/15/2057
(h)
6,500 3,885
Benchmark 2019-B14 Mortgage Trust
1.40%, 12/15/2062
(h),(l),(m)
14,908 1,196
Benchmark 2019-B15 Mortgage Trust
1.09%, 12/15/2072
(h),(l),(m)
24,552 1,497
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B9 Mortgage Trust
2.17%, 03/15/2052
(h),(l),(m)
$ 11,550 $ 1,292
Benchmark 2020-B16 Mortgage Trust
1.21%, 02/15/2053
(h),(l),(m)
7,615 540
Benchmark 2020-B17 Mortgage Trust
1.54%, 03/15/2053
(h),(l),(m)
12,580 1,105
Benchmark 2021-B23 Mortgage Trust
1.31%, 02/15/2054
(h),(l),(m)
24,240 2,081
2.00%, 02/15/2054
(h)
3,000 2,108
Benchmark 2021-B27 Mortgage Trust
1.60%, 07/15/2054
(h),(l),(m)
21,507 2,419
2.00%, 07/15/2054
(h)
5,000 3,468
Benchmark 2021-B31 Mortgage Trust
1.26%, 12/15/2054
(h),(l),(m)
15,995 1,383
2.25%, 12/15/2054
(h)
2,500 1,743
Benchmark 2022-B32 Mortgage Trust
1.64%, 01/15/2055
(h),(l),(m)
13,067 1,422
2.00%, 01/15/2055
(h)
2,130 1,437
Benchmark 2022-B33 Mortgage Trust
1.74%, 03/15/2055
(h),(l),(m)
10,960 1,272
Benchmark 2022-B34 Mortgage Trust
1.83%, 04/15/2055
(h),(l),(m)
7,270 1,011
BPR Trust 2022-OANA
3.05%, 04/15/2037
(h)
8,500 8,484
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.70%
BX Commercial Mortgage Trust 2021-SOAR
1.23%, 06/15/2038
(h)
1,000 975
1.00 x 1 Month USD LIBOR + 0.67%
Cantor Commercial Real Estate Lending
2019-CF2
1.58%, 11/15/2052
(h),(l),(m)
10,105 871
Cantor Commercial Real Estate Lending
2019-CF3
1.23%, 01/15/2053
(h),(l),(m)
11,514 812
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(h),(l),(m)
20,444 1,780
CFCRE Commercial Mortgage Trust 2016-C6
1.24%, 11/10/2049
(l),(m)
41,599 1,628
Citigroup Commercial Mortgage Trust 2016-C1
1.99%, 05/10/2049
(l),(m)
33,839 2,011
Citigroup Commercial Mortgage Trust
2016-GC37
1.84%, 04/10/2049
(l),(m)
12,353 635
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(h),(l),(m)
13,247 900
Citigroup Commercial Mortgage Trust 2018-C5
3.34%, 06/10/2051
(h),(l)
1,000 798
Citigroup Commercial Mortgage Trust 2019-C7
1.33%, 12/15/2072
(h),(l),(m)
15,766 1,196
Citigroup Commercial Mortgage Trust
2019-GC41
0.98%, 08/10/2056
(h),(l),(m)
13,007 659
3.00%, 08/10/2056
(h)
9,330 5,483
3.00%, 08/10/2056
(h)
4,000 2,953
Citigroup Commercial Mortgage Trust
2019-GC43
0.74%, 11/10/2052
(h),(l),(m)
11,280 449
0.74%, 11/10/2052
(h),(l),(m)
2,528 94
0.74%, 11/10/2052
(h),(l),(m)
1,750 64
3.00%, 11/10/2052
(h)
5,000 3,928
3.00%, 11/10/2052
(h)
1,750 981
Citigroup Commercial Mortgage Trust
2020-GC46
1.19%, 02/15/2053
(h),(l),(m)
21,133 1,461
2.60%, 02/15/2053
(h)
6,000 4,616

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(h)
$ 13,993 $ 10,780
5.45%, 05/15/2045
(h),(l)
10,889 10,025
COMM 2012-CCRE4 Mortgage Trust
4.74%, 10/15/2045
(h),(l)
4,451 1,202
COMM 2012-CCRE5 Mortgage Trust
4.46%, 12/10/2045
(h),(l)
3,475 3,357
4.46%, 12/10/2045
(h),(l)
7,500 7,177
COMM 2013-CCRE6 Mortgage Trust
1.13%, 03/10/2046
(l),(m)
43,496 106
4.22%, 03/10/2046
(h),(l)
10,215 9,943
4.22%, 03/10/2046
(h),(l)
13,750 12,405
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(h),(l),(m)
44,717 247
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(h)
3,250 2,798
COMM 2016-COR1 Mortgage Trust
1.45%, 10/10/2049
(l),(m)
39,067 1,762
COMM 2017-COR2 Mortgage Trust
1.31%, 09/10/2050
(l),(m)
70,148 3,496
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(h),(l),(m)
15,800 1,314
COMM 2019-GC44 Mortgage Trust
1.14%, 08/15/2057
(h),(l),(m)
5,500 363
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(h),(l),(m)
8,985 664
CSAIL 2019-C15 Commercial Mortgage Trust
1.20%, 03/15/2052
(l),(m)
54,497 2,789
2.15%, 03/15/2052
(h),(l),(m)
3,981 431
CSAIL 2019-C17 Commercial Mortgage Trust
1.50%, 09/15/2052
(l),(m)
29,628 2,126
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(h),(l),(m)
9,496 809
DBUBS 2011-LC1 Mortgage Trust
0.91%, 11/10/2046
(h),(l),(m)
11,915 —
Freddie Mac Multifamily Structured Pass
Through Certificates
1.53%, 01/25/2043
(l),(m)
79,054 2,721
1.71%, 11/25/2040
(l),(m)
16,936 95
1.71%, 10/25/2041
(l),(m)
43,000 801
1.72%, 06/25/2041
(l),(m)
20,000 296
1.83%, 01/25/2048
(l),(m)
38,129 2,612
2.03%, 11/25/2044
(l),(m)
16,293 701
2.08%, 09/25/2047
(l),(m)
41,400 3,000
2.10%, 02/25/2045
(l),(m)
27,900 1,344
2.24%, 07/25/2026
(l),(m)
39,161 2,907
2.25%, 05/25/2046
(l),(m)
75,770 4,751
2.26%, 01/25/2026
(l),(m)
70,234 4,562
2.34%, 08/25/2045
(l),(m)
39,003 4,512
2.57%, 11/25/2047
(l),(m)
7,500 843
2.69%, 04/25/2028
(l),(m)
13,000 1,666
3.06%, 06/25/2049
(l),(m)
4,750 700
3.74%, 02/25/2041
(l),(m)
2,884 7
GS Mortgage Securities Corp II
1.56%, 07/10/2051
(h),(l),(m)
8,017 623
GS Mortgage Securities Trust 2012-GCJ7
5.51%, 05/10/2045
(h),(l)
7,429 7,358
GS Mortgage Securities Trust 2012-GCJ9
4.90%, 11/10/2045
(h),(l)
8,500 7,652
GS Mortgage Securities Trust 2013-GC14
4.89%, 08/10/2046
(h),(l)
10,460 9,946
4.89%, 08/10/2046
(h),(l)
7,742 6,146
4.89%, 08/10/2046
(h),(l)
2,500 1,894
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(h)
2,500 1,875
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2014-GC26
1.37%, 11/10/2047
(h),(l),(m)
$ 29,811 $ 813
GS Mortgage Securities Trust 2017-GS7
1.25%, 08/10/2050
(l),(m)
28,486 1,186
GS Mortgage Securities Trust 2018-GS9
1.50%, 03/10/2051
(h),(l),(m)
8,353 551
GS Mortgage Securities Trust 2019-GC39
1.78%, 05/10/2052
(h),(l),(m)
16,430 1,568
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(h),(l),(m)
4,941 370
1.30%, 07/10/2052
(h),(l),(m)
16,500 1,111
GS Mortgage Securities Trust 2019-GC42
1.07%, 09/01/2052
(h),(l),(m)
13,000 784
GS Mortgage Securities Trust 2019-GSA1
1.13%, 11/10/2052
(h),(l),(m)
21,600 1,354
GS Mortgage Securities Trust 2020-GC45
0.80%, 02/13/2053
(h),(l),(m)
25,009 1,103
GS Mortgage Securities Trust 2020-GC47
3.57%, 05/12/2053
(h),(l)
2,000 1,677
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(l)
4,019 2,874
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 641 606
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(h),(l)
3,750 1,683
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.92%, 02/15/2047
(l),(m)
37,862 398
4.95%, 02/15/2047
(h),(l)
7,850 4,773
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.11%, 08/15/2047
(l),(m)
32,763 524
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.03%, 11/15/2047
(h),(l)
14,800 10,478
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(h),(l),(m)
54,005 676
1.10%, 10/15/2048
(l),(m)
45,215 910
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.63%, 07/15/2048
(l),(m)
61,355 758
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(h),(l),(m)
42,377 572
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.27%, 07/15/2050
(l),(m)
17,919 687
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.28%, 03/10/2052
(l),(m)
34,009 2,003
2.18%, 03/10/2052
(h),(l),(m)
18,869 2,121
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.93%, 06/13/2052
(h),(l),(m)
8,500 886
LB-UBS Commercial Mortgage Trust 2007-C6
7.09%, 07/15/2040
(l)
2,234 2,170
MHC Trust 2021-MHC2
1.40%, 05/15/2023
(h)
5,000 4,899
1.00 x 1 Month USD LIBOR + 0.85%
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.50%, 08/15/2046
(l)
2,500 2,434

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.91%, 06/15/2047
(h),(l)
$ 10,598 $ 8,009
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.41%, 02/15/2048
(l),(m)
40,177 1,000
1.53%, 02/15/2048
(h),(l),(m)
41,500 1,338
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.99%, 03/15/2048
(l),(m)
28,589 537
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.68%, 05/15/2049
(l),(m)
36,263 1,692
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.42%, 11/15/2049
(h),(l),(m)
21,213 983
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.80%, 12/15/2049
(l),(m)
69,970 1,763
Morgan Stanley Capital I Inc
1.33%, 11/15/2023
(h)
7,974 7,833
1.00 x 1 Month USD LIBOR + 0.78%
Morgan Stanley Capital I Trust 2018-H3
2.03%, 07/15/2051
(h),(l),(m)
7,682 698
Morgan Stanley Capital I Trust 2019-H6
1.73%, 06/15/2052
(h),(l),(m)
4,693 431
3.00%, 06/15/2052
(h)
2,122 1,675
Morgan Stanley Capital I Trust 2019-L3
1.28%, 11/15/2052
(h),(l),(m)
15,090 1,091
Morgan Stanley Capital I Trust 2020-L4
1.29%, 02/15/2053
(h),(l),(m)
13,626 1,034
2.50%, 02/15/2053
(h)
3,000 2,280
SG Commercial Mortgage Securities Trust
2016-C5
1.04%, 10/10/2048
(l),(m)
17,960 629
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(h),(l),(m)
12,767 1,340
UBS Commercial Mortgage Trust 2019-C18
1.57%, 12/15/2052
(h),(l),(m)
11,574 1,028
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(h),(l)
20,994 20,402
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.18%, 12/15/2047
(l),(m)
66,957 1,380
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.54%, 05/15/2048
(l),(m)
24,936 347
Wells Fargo Commercial Mortgage Trust
2015-NXS3
1.03%, 09/15/2057
(l),(m)
14,819 371
Wells Fargo Commercial Mortgage Trust
2016-C34
2.26%, 06/15/2049
(l),(m)
29,382 1,637
Wells Fargo Commercial Mortgage Trust
2016-C35
2.04%, 07/15/2048
(l),(m)
33,938 2,037
Wells Fargo Commercial Mortgage Trust
2017-C40
4.47%, 10/15/2050
(l)
5,000 4,647
Wells Fargo Commercial Mortgage Trust
2017-C42
1.71%, 12/15/2050
(h),(l),(m)
20,343 1,526
Wells Fargo Commercial Mortgage Trust
2018-C43
1.77%, 03/15/2051
(h),(l),(m)
6,614 516
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2018-C44
1.99%, 05/15/2051
(h),(l),(m)
$ 8,022 $ 711
Wells Fargo Commercial Mortgage Trust
2018-C45
1.99%, 06/15/2051
(h),(l),(m)
2,647 255
3.00%, 06/15/2051
(h)
1,250 961
Wells Fargo Commercial Mortgage Trust
2018-C47
2.10%, 09/15/2061
(h),(l),(m)
14,133 1,422
Wells Fargo Commercial Mortgage Trust
2019-C49
2.31%, 03/15/2052
(h),(l),(m)
4,336 503
3.00%, 03/15/2052
(h)
2,500 1,992
Wells Fargo Commercial Mortgage Trust
2019-C50
2.20%, 05/15/2052
(h),(l),(m)
14,851 1,706
Wells Fargo Commercial Mortgage Trust
2019-C53
1.57%, 10/15/2052
(h),(l),(m)
8,777 771
Wells Fargo Commercial Mortgage Trust
2019-C54
1.49%, 12/15/2052
(h),(l),(m)
6,363 536
Wells Fargo Commercial Mortgage Trust
2020-C55
1.56%, 02/15/2053
(h),(l),(m)
14,583 1,324
Wells Fargo Commercial Mortgage Trust
2021-C61
1.52%, 11/15/2054
(h),(l),(m)
9,132 944
2.50%, 11/15/2054
(h)
5,000 3,611
Wells Fargo Commercial Mortgage Trust
2022-C62
0.40%, 04/15/2055
(l),(m)
73,209 2,196
$ 434,748
Commercial Services - 1.12%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(h)
575 542
AMN Healthcare Inc
4.63%, 10/01/2027
(h)
3,625 3,480
ASGN Inc
4.63%, 05/15/2028
(h)
3,650 3,391
Autostrade per l'Italia SpA
2.00%, 12/04/2028 EUR 1,200 1,165
Bidvest Group UK PLC/The
3.63%, 09/23/2026
(h)
$ 1,750 1,606
Carriage Services Inc
4.25%, 05/15/2029
(h)
260 226
Cintas Corp No 2
3.45%, 05/01/2025
(n)
272 271
Ford Foundation/The
2.82%, 06/01/2070 905 644
Loxam SAS
6.00%, 04/15/2025 EUR 250 259
Movida Europe SA
5.25%, 02/08/2031
(h)
$ 700 581
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(a),(h)
1,350 1,176
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(h)
2,000 1,793
PROG Holdings Inc
6.00%, 11/15/2029
(h)
5,625 4,971
Quanta Services Inc
3.05%, 10/01/2041 436 327
Rent-A-Center Inc /TX
6.38%, 02/15/2029
(a),(h)
4,925 4,248

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
S&P Global Inc
2.70%, 03/01/2029
(h)
$ 1,033 $ 949
Sotheby's
7.38%, 10/15/2027
(h)
6,775 6,680
Team Health Holdings Inc
6.38%, 02/01/2025
(h)
6,390 5,446
Triton Container International Ltd
2.05%, 04/15/2026
(h)
1,741 1,582
3.15%, 06/15/2031
(h)
1,697 1,446
Triton Container International Ltd / TAL
International Container Corp
3.25%, 03/15/2032 726 619
ZipRecruiter Inc
5.00%, 01/15/2030
(h)
2,475 2,314
$ 43,716
Computers - 0.43%
Apple Inc
1.40%, 08/05/2028 1,016 892
2.70%, 08/05/2051 1,500 1,150
3.00%, 06/20/2027 2,739 2,691
3.60%, 07/31/2042 GBP 1,150 1,582
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(h)
$ 581 436
5.30%, 10/01/2029 2,100 2,164
5.45%, 06/15/2023 694 709
8.10%, 07/15/2036 653 799
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 1,998 1,847
International Business Machines Corp
5.60%, 11/30/2039 800 895
KBR Inc
4.75%, 09/30/2028
(h)
3,375 3,181
Leidos Inc
3.63%, 05/15/2025 413 410
$ 16,756
Cosmetics & Personal Care - 0.06%
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025
(h)
910 892
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032
(h)
460 432
4.00%, 03/24/2052
(h)
720 647
High Ridge Brands - Escrow
0.00%, 03/15/2025
(e),(f),(g)
15,607 192
$ 2,163
Distribution & Wholesale - 0.07%
H&E Equipment Services Inc
3.88%, 12/15/2028
(h)
2,225 1,938
IAA Inc
5.50%, 06/15/2027
(h)
100 98
Ritchie Bros Holdings Inc
4.75%, 12/15/2031
(h)
675 675
$ 2,711
Diversified Financial Services - 3.51%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 700 683
3.30%, 01/30/2032 637 530
6.50%, 07/15/2025 3,800 3,939
Air Lease Corp
2.88%, 01/15/2026 4,384 4,101
Ally Financial Inc
4.70%, 05/15/2026
( i ),(j)
1,800 1,554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
5.75%, 11/20/2025 1,765 1,813
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co
3.40%, 02/22/2024 $ 436 $ 437
3.55%, 09/15/2026
( i ),(j)
10,000 8,613
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.20%, 11/06/2025 581 595
Bread Financial Holdings Inc
4.75%, 12/15/2024
(h)
5,050 4,898
7.00%, 01/15/2026
(h)
1,075 1,088
Capital One Financial Corp
1.34%, 12/06/2024
(j)
1,800 1,730
Secured Overnight Financing Rate + 0.69%
3.75%, 07/28/2026 800 782
3.95%, 09/01/2026
(a),( i ),(j)
500 434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.20%, 10/29/2025 700 698
Charles Schwab Corp/The
2.45%, 03/03/2027 464 437
4.00%, 06/01/2026
( i ),(j)
7,800 7,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.14%, 08/01/2022
(a),( i )
4,198 4,177
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 08/01/2024
( i ),(j)
2,450 2,310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 900 909
Discover Financial Services
6.13%, 06/23/2025
( i ),(j)
3,000 3,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(h)
2,425 1,916
Intercontinental Exchange Inc
3.00%, 09/15/2060 575 415
Mastercard Inc
2.00%, 03/03/2025 837 813
3.35%, 03/26/2030 1,375 1,330
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(h)
2,475 2,252
5.75%, 11/15/2031
(h)
2,000 1,775
Navient Corp
5.63%, 08/01/2033 1,200 948
NFP Corp
4.88%, 08/15/2028
(h)
10,820 9,846
6.88%, 08/15/2028
(h)
28,928 25,704
OneMain Finance Corp
4.00%, 09/15/2030
(a)
1,600 1,310
6.63%, 01/15/2028 7,825 7,729
6.88%, 03/15/2025 1,795 1,804
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(h)
3,950 3,999
Power Finance Corp Ltd
3.95%, 04/23/2030
(a)
2,000 1,797
4.50%, 06/18/2029 3,825 3,615
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(h)
5,280 5,181
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
3.88%, 03/01/2031
(h)
3,350 2,827
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(h)
BRL 12,454 2,318

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/2031 $ 448 $ 365
4.50%, 07/23/2025 3,383 3,398
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(h)
1,250 763
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(h)
200 184
Vertex Capital Investment Ltd
4.75%, 04/03/2024 2,200 2,233
Visa Inc
0.75%, 08/15/2027 363 319
3.15%, 12/14/2025 850 844
4.30%, 12/14/2045 1,200 1,205
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(h)
2,500 2,182
$ 136,925
Electric - 2.51%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(h)
439 455
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(h)
3,913 3,356
AES Corp/The
2.45%, 01/15/2031 364 302
Alfa Desarrollo SpA
4.55%, 09/27/2051
(h)
558 438
American Electric Power Co Inc
3.88%, 02/15/2062
(j)
400 358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Avangrid Inc
3.20%, 04/15/2025 2,031 1,994
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 2,100 1,528
Calpine Corp
5.00%, 02/01/2031
(h)
2,400 2,047
CMS Energy Corp
3.75%, 12/01/2050
(j)
483 406
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(j)
634 609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Colbun SA
3.15%, 01/19/2032
(h)
966 816
Cometa Energia SA de CV
6.38%, 04/24/2035 1,927 1,918
Comision Federal de Electricidad
5.00%, 09/29/2036 1,580 1,527
6.26%, 02/15/2052
(h)
1,200 1,045
Commonwealth Edison Co
3.85%, 03/15/2052 218 200
Consolidated Edison Co of New York Inc
3.60%, 06/15/2061 1,030 829
Consorcio Transmantaro SA
5.20%, 04/11/2038
(h)
400 373
Dominion Energy Inc
3.38%, 04/01/2030 2,500 2,315
4.65%, 12/15/2024
( i ),(j)
15,974 15,255
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(j)
407 406
3 Month USD LIBOR + 3.06%
Dominion Energy South Carolina Inc
5.10%, 06/01/2065 1,131 1,172
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Electric Co
3.95%, 03/01/2049 $ 812 $ 750
Duke Energy Carolinas LLC
3.55%, 03/15/2052 290 250
Duke Energy Corp
3.75%, 09/01/2046 600 497
4.88%, 09/16/2024
( i ),(j)
11,350 11,236
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 800 784
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(h)
$ 2,000 1,770
Emera US Finance LP
4.75%, 06/15/2046 2,071 1,938
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031
(h)
460 378
Enel Chile SA
4.88%, 06/12/2028 500 492
Enel Finance International NV
4.75%, 05/25/2047
(h)
1,178 1,134
Enel SpA
8.75%, 09/24/2073
(h),(j)
2,500 2,644
USD Swap Semi-Annual 5 Year + 5.88%
Engie Energia Chile SA
3.40%, 01/28/2030
(h)
986 874
Engie SA
2.00%, 09/28/2037 EUR 1,300 1,214
Entergy Mississippi LLC
3.50%, 06/01/2051 $ 348 293
Entergy Texas Inc
4.50%, 03/30/2039 1,360 1,321
Eskom Holdings SOC Ltd
7.50%, 09/15/2033 ZAR 23,000 1,070
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(h)
$ 1,160 1,000
Fortis Inc /Canada
3.06%, 10/04/2026 964 925
Georgia Power Co
3.25%, 03/15/2051 927 710
Greenko Wind Projects Mauritius Ltd
5.50%, 04/06/2025
(h)
670 654
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051
(h)
450 370
Interconexion Electrica SA ESP
3.83%, 11/26/2033
(h)
515 461
Interstate Power and Light Co
3.50%, 09/30/2049 594 498
Lamar Funding Ltd
3.96%, 05/07/2025 2,000 1,944
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(h)
685 569
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(h)
741 720
Minejesa Capital BV
4.63%, 08/10/2030 2,100 1,907
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(h)
500 446
National Rural Utilities Cooperative Finance Corp
1.88%, 02/07/2025 653 625
2.85%, 01/27/2025 1,871 1,844
4.75%, 04/30/2043
(j)
1,027 965
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 2,700 2,306
2.94%, 03/21/2024 464 461
OmGrid Funding Ltd
5.20%, 05/16/2027 1,400 1,370

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Pacific Gas and Electric Co
3.95%, 12/01/2047 $ 438 $ 320
4.30%, 03/15/2045 883 684
Pampa Energia SA
7.50%, 01/24/2027
(h)
500 464
7.50%, 01/24/2027 1,800 1,672
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
6.25%, 01/25/2049 400 399
Public Service Co of Colorado
2.70%, 01/15/2051 1,424 1,064
3.70%, 06/15/2028 808 803
4.10%, 06/15/2048 685 658
Public Service Co of Oklahoma
2.20%, 08/15/2031 753 634
RWE AG
3.50%, 04/21/2075
(j)
EUR 500 527
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Sociedad de Transmision Austral SA
4.00%, 01/27/2032
(h)
$ 500 466
Southern California Edison Co
1.10%, 04/01/2024 2,002 1,921
Southern Co/The
3.75%, 09/15/2051
(j)
3,500 3,150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(j)
1,000 950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Union Electric Co
3.90%, 04/01/2052 390 355
Virginia Electric and Power Co
2.95%, 11/15/2051 1,500 1,164
Vistra Operations Co LLC
5.50%, 09/01/2026
(h)
890 887
$ 97,887
Electronics - 0.06%
Honeywell International Inc
2.80%, 06/01/2050
(a)
1,600 1,293
Trimble Inc
4.90%, 06/15/2028 363 367
Vontier Corp
2.95%, 04/01/2031 904 761
$ 2,421
Energy - Alternate Sources - 0.10%
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(h)
400 400
Energo -Pro AS
8.50%, 02/04/2027
(h)
2,500 2,375
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(h)
500 509
Sweihan PV Power Co PJSC
3.63%, 01/31/2049
(h)
700 610
$ 3,894
Engineering & Construction - 0.18%
Hacienda Investments Ltd Via DME Airport DAC
5.35%, 02/08/2028
(h)
2,300 240
IEA Energy Services LLC
6.63%, 08/15/2029
(h)
3,420 3,129
IHS Holding Ltd
6.25%, 11/29/2028
(h)
540 509
IHS Netherlands Holdco BV
8.00%, 09/18/2027
(h)
465 467
Mexico City Airport Trust
5.50%, 07/31/2047
(h)
900 718
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
State Agency of Roads of Ukraine
6.25%, 06/24/2028 $ 3,000 $ 937
Tutor Perini Corp
6.88%, 05/01/2025
(a),(h)
1,240 1,161
$ 7,161
Entertainment - 1.09%
Caesars Entertainment Inc
4.63%, 10/15/2029
(h)
5,625 4,823
8.13%, 07/01/2027
(h)
125 130
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(h)
1,875 1,915
Cinemark USA Inc
5.25%, 07/15/2028
(h)
3,050 2,710
5.88%, 03/15/2026
(h)
3,050 2,844
8.75%, 05/01/2025
(h)
250 260
Everi Holdings Inc
5.00%, 07/15/2029
(h)
5,425 4,922
International Game Technology PLC
6.50%, 02/15/2025
(h)
1,415 1,440
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(h)
8,670 7,686
Live Nation Entertainment Inc
4.75%, 10/15/2027
(h)
750 705
4.88%, 11/01/2024
(h)
1,000 987
5.63%, 03/15/2026
(h)
1,350 1,333
6.50%, 05/15/2027
(h)
4,600 4,772
Magallanes Inc
3.64%, 03/15/2025
(h)
479 471
4.28%, 03/15/2032
(h)
441 410
5.14%, 03/15/2052
(h)
290 258
5.39%, 03/15/2062
(h)
812 721
Scientific Games Holdings LP/Scientific Games
US FinCo Inc
6.63%, 03/01/2030
(h)
2,860 2,717
Scientific Games International Inc
7.00%, 05/15/2028
(h)
500 512
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(h)
2,925 2,793
$ 42,409
Environmental Control - 0.56%
Covanta Holding Corp
4.88%, 12/01/2029
(h)
5,025 4,571
5.00%, 09/01/2030 175 158
GFL Environmental Inc
4.00%, 08/01/2028
(h)
600 528
4.38%, 08/15/2029
(h)
7,925 7,031
4.75%, 06/15/2029
(h)
3,375 3,063
Madison IAQ LLC
5.88%, 06/30/2029
(h)
7,050 5,746
Waste Connections Inc
2.20%, 01/15/2032 714 604
2.95%, 01/15/2052 401 298
$ 21,999
Food - 0.89%
Agrosuper SA
4.60%, 01/20/2032
(h)
270 243
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(h)
400 360
Conagra Brands Inc
7.00%, 10/01/2028 660 749
Grupo Bimbo SAB de CV
5.95%, 04/17/2023
(h),( i ),(j)
640 643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Hormel Foods Corp
0.65%, 06/03/2024 841 802

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Indofood CBP Sukses Makmur Tbk PT
4.75%, 06/09/2051 $ 800 $ 642
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(h)
2,000 1,780
5.50%, 01/15/2030
(h)
340 336
Kraft Heinz Foods Co
4.38%, 06/01/2046 841 737
Nestle Holdings Inc
3.50%, 09/24/2025
(h)
1,178 1,188
Performance Food Group Inc
4.25%, 08/01/2029
(h)
3,800 3,377
5.50%, 10/15/2027
(h)
8,600 8,346
6.88%, 05/01/2025
(h)
200 205
Post Holdings Inc
4.50%, 09/15/2031
(h)
6,125 5,093
4.63%, 04/15/2030
(h)
275 235
5.50%, 12/15/2029
(h)
1,500 1,365
Simmons Foods Inc /Simmons Prepared Foods
Inc /Simmons Pet Food Inc /Simmons Feed
4.63%, 03/01/2029
(h)
2,390 2,157
Sysco Corp
4.45%, 03/15/2048 1,448 1,340
4.50%, 04/01/2046 801 742
5.95%, 04/01/2030 88 96
6.60%, 04/01/2050 377 448
US Foods Inc
4.63%, 06/01/2030
(h)
800 716
4.75%, 02/15/2029
(h)
3,243 2,995
$ 34,595
Food Service - 0.19%
Aramark Services Inc
5.00%, 02/01/2028
(h)
6,385 5,954
6.38%, 05/01/2025
(h)
1,445 1,472
$ 7,426
Forest Products & Paper - 0.22%
Georgia-Pacific LLC
0.95%, 05/15/2026
(h)
2,263 2,040
Inversiones CMPC SA
3.00%, 04/06/2031
(h)
1,717 1,455
Suzano Austria GmbH
2.50%, 09/15/2028 479 408
3.13%, 01/15/2032 581 469
3.75%, 01/15/2031 1,111 963
5.00%, 01/15/2030 3,550 3,350
$ 8,685
Gas - 0.17%
NiSource Inc
5.65%, 06/15/2023
( i ),(j)
7,000 6,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.14%
Stanley Black & Decker Inc
2.30%, 02/24/2025 3,809 3,698
3.00%, 05/15/2032 726 653
4.00%, 03/15/2060
(j)
1,298 1,240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 5,591
Healthcare - Products - 0.24%
Avantor Funding Inc
4.63%, 07/15/2028
(h)
750 714
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 300 242
Mozart Debt Merger Sub Inc
5.25%, 10/01/2029
(h)
$ 5,150 4,481
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 $ 1,067 $ 869
Stryker Corp
1.95%, 06/15/2030 2,200 1,864
Thermo Fisher Scientific Inc
4.10%, 08/15/2047 1,150 1,105
$ 9,275
Healthcare - Services - 1.78%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(h)
3,425 3,245
5.50%, 07/01/2028
(h)
2,300 2,240
Anthem Inc
3.65%, 12/01/2027 1,400 1,369
Cano Health LLC
6.25%, 10/01/2028
(a),(h)
7,400 6,827
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(h)
2,300 1,949
Envision Healthcare Corp
8.75%, 10/15/2026
(h)
6,560 2,732
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 2,200 2,161
HCA Inc
3.50%, 07/15/2051 $ 1,030 764
4.63%, 03/15/2052
(h)
581 507
5.38%, 02/01/2025 2,200 2,263
Humana Inc
1.35%, 02/03/2027 3,608 3,187
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(h)
1,625 1,503
Radiology Partners Inc
9.25%, 02/01/2028
(h)
6,500 6,175
Roche Holdings Inc
2.13%, 03/10/2025
(h)
1,969 1,905
RP Escrow Issuer LLC
5.25%, 12/15/2025
(h)
2,650 2,464
Surgery Center Holdings Inc
6.75%, 07/01/2025
(h)
5,418 5,316
10.00%, 04/15/2027
(h)
6,457 6,748
Tenet Healthcare Corp
4.63%, 09/01/2024
(h)
2,450 2,429
4.63%, 06/15/2028
(h)
100 94
5.13%, 11/01/2027
(h)
12,610 12,244
6.13%, 10/01/2028
(h)
1,000 960
UnitedHealth Group Inc
1.25%, 01/15/2026 1,093 1,009
3.75%, 07/15/2025 726 733
6.88%, 02/15/2038 550 701
$ 69,525
Holding Companies - Diversified - 0.07%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 1,300 1,382
ProGroup AG
3.00%, 03/31/2026 1,550 1,549
$ 2,931
Home Builders - 0.04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(h)
$ 1,755 1,764
Insurance - 3.80%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(h)
900 786
7.00%, 11/15/2025
(h)
10,632 10,351
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(h)
3,475 3,209

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
6.50%, 05/15/2067
(j)
$ 8,600 $ 9,885
3 Month USD LIBOR + 2.12%
Americo Life Inc
3.45%, 04/15/2031
(h)
338 285
AmWINS Group Inc
4.88%, 06/30/2029
(h)
6,225 5,698
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(j)
4,500 4,472
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(j)
1,000 998
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
2,000 2,005
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
5.63%, 01/15/2029
(h)
2,075 1,825
7.00%, 08/15/2025
(h)
18,302 18,048
Athene Global Funding
1.73%, 10/02/2026
(h)
1,398 1,241
Athene Holding Ltd
3.45%, 05/15/2052 581 428
AXA SA
3.38%, 07/06/2047
(j)
EUR 2,400 2,561
3 Month Euro Interbank Offered Rate +
3.75%
6.38%, 12/14/2036
(h),( i ),(j)
$ 3,000 3,718
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,259
Berkshire Hathaway Finance Corp
2.63%, 06/19/2059 GBP 1,000 1,069
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 1,700 1,592
Brighthouse Financial Global Funding
0.60%, 06/28/2023
(h)
$ 950 924
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
( i ),(j)
EUR 400 448
3 Month Euro Interbank Offered Rate +
5.77%
Corebridge Financial Inc
4.40%, 04/05/2052
(h)
$ 614 548
Enstar Group Ltd
3.10%, 09/01/2031 581 487
4.95%, 06/01/2029 1,393 1,412
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(h)
1,016 918
F&G Global Funding
0.90%, 09/20/2024
(h)
900 840
2.30%, 04/11/2027
(h)
1,672 1,528
HUB International Ltd
7.00%, 05/01/2026
(h)
7,465 7,399
Jackson National Life Global Funding
1.75%, 01/12/2025
(h)
794 753
Liberty Mutual Group Inc
4.30%, 02/01/2061
(h)
1,894 1,430
7.80%, 03/07/2087
(h)
7,361 9,404
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
946 1,203
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(h)
650 521
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(h),(j)
350 354
USD Swap Semi-Annual 5 Year + 4.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
3.85%, 09/15/2025
( i ),(j)
$ 5,900 $ 5,619
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(h)
8,000 9,885
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,258
3 Month USD LIBOR + 7.55%
New York Life Global Funding
1.85%, 08/01/2031
(h)
3,000 2,486
Nippon Life Insurance Co
5.10%, 10/16/2044
(h),(j)
5,000 5,025
USD Swap Semi-Annual 5 Year + 3.65%
Progressive Corp/The
3.00%, 03/15/2032 3,000 2,726
Prudential Financial Inc
1.50%, 03/10/2026 2,241 2,082
5.63%, 06/15/2043
(j)
1,087 1,087
3 Month USD LIBOR + 3.92%
5.70%, 09/15/2048
(j)
290 290
3 Month USD LIBOR + 2.67%
SBL Holdings Inc
5.00%, 02/18/2031
(h)
705 636
Security Benefit Global Funding
1.25%, 05/17/2024
(h)
598 567
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(h),(j)
6,985 7,168
3 Month USD LIBOR + 4.44%
Talanx AG
2.25%, 12/05/2047
(j)
EUR 2,000 2,009
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
6.13%, 09/15/2023
(a),( i ),(j)
$ 1,500 1,492
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(j)
10,000 8,450
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 148,379
Internet - 0.80%
Alibaba Group Holding Ltd
2.70%, 02/09/2041 650 460
3.40%, 12/06/2027 2,000 1,913
Alphabet Inc
2.00%, 08/15/2026 900 855
Amazon.com Inc
3.30%, 04/13/2027 590 585
3.60%, 04/13/2032 3,698 3,626
4.10%, 04/13/2062 1,212 1,157
B2W Digital Lux Sarl
4.38%, 12/20/2030 2,300 1,898
Baidu Inc
2.38%, 10/09/2030 900 759
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,195
Cablevision Lightpath LLC
3.88%, 09/15/2027
(h)
2,675 2,352
5.63%, 09/15/2028
(h)
3,200 2,742
Expedia Group Inc
2.95%, 03/15/2031 1,160 996
Netflix Inc
3.63%, 05/15/2027 EUR 500 530
4.38%, 11/15/2026 $ 1,760 1,740

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Prosus NV
3.83%, 02/08/2051
(h)
$ 400 $ 265
4.99%, 01/19/2052
(h)
555 435
Rakuten Group Inc
4.25%, 04/22/2027
( i ),(j)
EUR 1,600 1,439
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.74%
Tencent Holdings Ltd
3.98%, 04/11/2029
(h)
$ 2,500 2,386
3.98%, 04/11/2029 700 668
Uber Technologies Inc
4.50%, 08/15/2029
(h)
1,840 1,585
8.00%, 11/01/2026
(h)
1,500 1,571
United Group BV
4.00%, 11/15/2027 EUR 2,225 2,082
$ 31,239
Investment Companies - 0.10%
Fund of National Welfare Samruk-Kazyna JSC
2.00%, 10/28/2026
(h)
$ 260 227
JAB Holdings BV
4.50%, 04/08/2052
(h)
820 704
MDGH GMTN RSC Ltd
2.88%, 05/21/2030 800 744
3.70%, 11/07/2049 400 366
Temasek Financial I Ltd
2.75%, 08/02/2061
(h)
2,171 1,679
$ 3,720
Iron & Steel - 2.15%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(h)
18,412 18,711
CSN Inova Ventures
6.75%, 01/28/2028 1,000 993
CSN Resources SA
5.88%, 04/08/2032
(h)
500 445
GTL Trade Finance Inc
7.25%, 04/16/2044
(a)
400 427
Material Sciences Corp
8.25%, 01/09/2024
(f),(g),(l)
18,397 18,121
Nucor Corp
3.13%, 04/01/2032 304 274
Specialty Steel
11.00%, 11/15/2026
(f),(g)
41,564 41,564
Vale Overseas Ltd
3.75%, 07/08/2030 3,800 3,434
$ 83,969
Leisure Products & Services - 0.20%
CWT Travel Group Inc
8.50%, 11/19/2026
(h)
7,000 6,912
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(h)
800 730
$ 7,642
Lodging - 0.61%
Boyd Gaming Corp
4.75%, 06/15/2031
(h)
9,890 8,943
Gohl Capital Ltd
4.25%, 01/24/2027 2,150 1,999
Marriott International Inc /MD
2.85%, 04/15/2031 1,422 1,223
4.63%, 06/15/2030 1,427 1,407
Melco Resorts Finance Ltd
5.38%, 12/04/2029 210 168
5.63%, 07/17/2027 1,000 853
Station Casinos LLC
4.63%, 12/01/2031
(h)
6,700 5,615
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Studio City Finance Ltd
5.00%, 01/15/2029
(a)
$ 2,200 $ 1,518
6.50%, 01/15/2028 290 228
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(a),(h)
1,840 1,692
$ 23,646
Machinery - Construction & Mining - 0.12%
Caterpillar Financial Services Corp
0.65%, 07/07/2023 932 911
0.95%, 01/10/2024 1,023 991
1.45%, 05/15/2025 2,054 1,945
1.70%, 01/08/2027 726 670
$ 4,517
Machinery - Diversified - 0.84%
John Deere Capital Corp
0.63%, 09/10/2024 609 576
0.90%, 01/10/2024 922 892
1.30%, 10/13/2026 440 402
2.00%, 06/17/2031 4,109 3,566
JPW Industries Holding Corp
9.00%, 10/01/2024
(h)
7,240 7,263
nVent Finance Sarl
2.75%, 11/15/2031 871 749
Rockwell Automation Inc
0.35%, 08/15/2023 2,000 1,939
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(h)
17,830 17,206
$ 32,593
Media - 1.85%
Altice Financing SA
5.00%, 01/15/2028
(h)
2,000 1,669
Altice Finco SA
4.75%, 01/15/2028 EUR 500 442
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 1,975
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(h)
1,000 843
4.50%, 08/15/2030
(h)
474 414
4.75%, 03/01/2030
(h)
1,325 1,184
5.38%, 06/01/2029
(h)
4,075 3,861
5.50%, 05/01/2026
(h)
1,053 1,056
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 348 254
3.70%, 04/01/2051 500 353
3.85%, 04/01/2061 934 636
4.40%, 12/01/2061 444 332
4.80%, 03/01/2050 694 569
5.38%, 04/01/2038 127 118
6.48%, 10/23/2045 1,000 1,008
Comcast Corp
2.94%, 11/01/2056
(h)
441 315
3.90%, 03/01/2038 363 337
4.15%, 10/15/2028 1,573 1,581
4.60%, 10/15/2038 1,087 1,084
CSC Holdings LLC
4.63%, 12/01/2030
(h)
7,091 5,425
5.75%, 01/15/2030
(h)
3,350 2,781
7.50%, 04/01/2028
(h)
1,350 1,244
Discovery Communications LLC
5.30%, 05/15/2049 871 818
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 1,800 1,551
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(h)
1,414 1,382

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Nexstar Media Inc
5.63%, 07/15/2027
(h)
$ 4,500 $ 4,379
Paramount Global
4.38%, 03/15/2043 2,223 1,837
Scripps Escrow II Inc
5.38%, 01/15/2031
(a),(h)
2,490 2,216
Sirius XM Radio Inc
4.00%, 07/15/2028
(h)
2,850 2,576
SportsNet New York
10.25%, 01/15/2025
(f),(g)
20,090 20,241
Time Warner Cable LLC
6.55%, 05/01/2037 1,087 1,138
Virgin Media Finance PLC
5.00%, 07/15/2030
(h)
6,350 5,525
Virgin Media Secured Finance PLC
4.25%, 01/15/2030 GBP 700 761
Ziggo Bond Co BV
6.00%, 01/15/2027
(h)
$ 2,500 2,450
$ 72,355
Metal Fabrication & Hardware - 0.01%
Timken Co/The
4.13%, 04/01/2032 290 271
Mining - 1.37%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/2028 3,227 2,881
3.75%, 10/01/2030 1,402 1,254
Arconic Corp
6.13%, 02/15/2028
(h)
6,125 5,934
Century Aluminum Co
7.50%, 04/01/2028
(h)
9,530 9,566
Constellium SE
3.75%, 04/15/2029
(h)
950 822
5.63%, 06/15/2028
(h)
775 742
5.88%, 02/15/2026
(h)
350 347
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 595
5.63%, 10/18/2043 1,000 1,043
Endeavour Mining PLC
5.00%, 10/14/2026 1,050 957
Freeport Indonesia PT
5.32%, 04/14/2032
(h)
500 484
6.20%, 04/14/2052
(h)
800 764
Newmont Corp
4.88%, 03/15/2042 650 667
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(e),(h)
19,888 —
Novelis Corp
4.75%, 01/30/2030
(h)
4,389 4,037
Real Alloy Holding Inc
11.00%, 11/30/2023
(f),(g),(l)
17,944 17,944
South32 Treasury Ltd
4.35%, 04/14/2032
(h)
1,576 1,518
Stillwater Mining Co
4.00%, 11/16/2026
(h)
2,500 2,292
Teck Resources Ltd
6.25%, 07/15/2041 783 849
Vedanta Resources Finance II PLC
8.95%, 03/11/2025
(h)
610 580
$ 53,276
Miscellaneous Manufacturers - 0.16%
3M Co
4.00%, 09/14/2048 1,000 960
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 2,328 2,275
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Illinois Tool Works Inc
3.50%, 03/01/2024 $ 630 $ 636
3.90%, 09/01/2042 1,000 948
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025
(h)
1,367 1,358
$ 6,177
Oil & Gas - 3.86%
BP Capital Markets America Inc
2.72%, 01/12/2032 1,500 1,321
3.00%, 02/24/2050 1,244 939
3.54%, 04/06/2027 2,152 2,118
BP Capital Markets PLC
4.88%, 03/22/2030
( i ),(j)
10,960 10,507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Chevron Corp
1.55%, 05/11/2025 1,102 1,045
Chevron USA Inc
4.20%, 10/15/2049 667 644
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(h)
5,375 5,348
Comstock Resources Inc
5.88%, 01/15/2030
(h)
5,425 5,221
6.75%, 03/01/2029
(h)
525 531
ConocoPhillips Co
2.40%, 03/07/2025 3,500 3,406
Cosan Luxembourg SA
7.00%, 01/20/2027 500 511
Diamondback Energy Inc
4.40%, 03/24/2051 726 652
Ecopetrol SA
5.88%, 11/02/2051 600 457
6.88%, 04/29/2030 3,500 3,456
Energean Israel Finance Ltd
5.88%, 03/30/2031
(h)
4,300 3,859
Energean PLC
6.50%, 04/30/2027
(h)
200 188
EQT Corp
3.63%, 05/15/2031
(h)
1,734 1,569
Exxon Mobil Corp
4.23%, 03/19/2040 500 489
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(h),( i ),(j)
2,825 382
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Hess Corp
6.00%, 01/15/2040 1,630 1,729
HF Sinclair Corp
5.88%, 04/01/2026
(h)
3,085 3,168
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(h)
25 24
6.00%, 04/15/2030
(h)
600 596
6.00%, 02/01/2031
(h)
3,400 3,281
6.25%, 04/15/2032
(h)
2,700 2,631
KazMunayGas National Co JSC
6.38%, 10/24/2048 500 477
Kosmos Energy Ltd
7.13%, 04/04/2026 2,000 1,953
7.75%, 05/01/2027
(h)
635 629
Leviathan Bond Ltd
6.50%, 06/30/2027
(h)
4,200 4,123
6.75%, 06/30/2030
(h)
1,000 981
Lukoil Capital DAC
3.60%, 10/26/2031
(h)
350 124
Marathon Oil Corp
6.60%, 10/01/2037 1,101 1,233
6.80%, 03/15/2032 445 497

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(h)
$ 1,750 $ 1,523
Medco Laurel Tree Pte Ltd
6.95%, 11/12/2028
(h)
985 921
MEG Energy Corp
5.88%, 02/01/2029
(h)
775 759
7.13%, 02/01/2027
(h)
5,500 5,585
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(h)
700 642
Occidental Petroleum Corp
5.50%, 12/01/2025 1,750 1,781
6.13%, 01/01/2031 1,275 1,340
6.20%, 03/15/2040 700 725
6.38%, 09/01/2028 200 210
6.45%, 09/15/2036 12,767 13,852
6.60%, 03/15/2046 3,850 4,197
8.88%, 07/15/2030 6,700 8,047
Oil India Ltd
5.13%, 02/04/2029 2,000 1,993
PDC Energy Inc
5.75%, 05/15/2026 2,300 2,238
Pertamina Persero PT
4.15%, 02/25/2060 300 237
Petrobras Global Finance BV
7.25%, 03/17/2044 1,000 997
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 164
0.00%, 11/17/2021
(e)
17,250 1,207
0.00%, 05/16/2024
(e)
38,002 2,451
0.00%, 11/15/2026
(e)
12,045 777
0.00%, 04/12/2027
(e)
425 27
0.00%, 05/17/2035
(e)
536 36
Petroleos Mexicanos
5.35%, 02/12/2028 1,000 888
6.50%, 03/13/2027 525 502
6.63%, 06/15/2035 5,875 4,764
6.70%, 02/16/2032 2,290 1,974
7.19%, 09/12/2024 MXN 11,600 528
Petron Corp
4.60%, 07/19/2023
( i ),(j)
$ 400 384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Phillips 66
3.85%, 04/09/2025 2,600 2,614
Qatar Energy
1.38%, 09/12/2026
(h)
1,460 1,322
SA Global Sukuk Ltd
2.69%, 06/17/2031
(h)
1,000 899
Santos Finance Ltd
3.65%, 04/29/2031
(h)
900 790
Saudi Arabian Oil Co
2.88%, 04/16/2024
(h)
950 938
4.38%, 04/16/2049
(h)
1,500 1,418
SEPLAT Energy PLC
7.75%, 04/01/2026
(h)
530 502
Southwestern Energy Co
7.75%, 10/01/2027 1,030 1,075
Suncor Energy Inc
3.75%, 03/04/2051 600 505
5.00%, 04/09/2030 CAD 2,700 2,131
5.95%, 05/15/2035 $ 449 484
Sunoco LP / Sunoco Finance Corp
5.88%, 03/15/2028 75 74
Tecpetrol SA
4.88%, 12/12/2022 800 802
Teine Energy Ltd
6.88%, 04/15/2029
(h)
3,910 3,890
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(h)
$ 540 $ 489
TotalEnergies SE
2.63%, 02/26/2025
( i ),(j)
EUR 1,600 1,634
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Tullow Oil PLC
10.25%, 05/15/2026
(h)
$ 715 710
10.25%, 05/15/2026 2,000 1,986
Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 1,700 1,614
Valero Energy Corp
2.80%, 12/01/2031 1,000 864
6.63%, 06/15/2037 200 228
W&T Offshore Inc
9.75%, 11/01/2023
(h)
2,350 2,334
YPF SA
2.50%, 06/30/2029
(l)
665 485
$ 150,626
Oil & Gas Services - 0.13%
Guara Norte Sarl
5.20%, 06/15/2034
(h)
393 347
5.20%, 06/15/2034 1,919 1,699
Halliburton Co
4.75%, 08/01/2043 581 544
4.85%, 11/15/2035 841 849
Schlumberger Holdings Corp
3.90%, 05/17/2028
(h)
508 492
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,156
$ 5,087
Packaging & Containers - 1.20%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 871 756
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(h)
7,850 6,728
Ball Corp
4.38%, 12/15/2023 EUR 1,300 1,424
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 $ 325 324
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,471
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 320
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(h)
$ 5,370 5,048
Klabin Austria GmbH
7.00%, 04/03/2049
(h)
1,263 1,224
7.00%, 04/03/2049 750 727
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 625
Sonoco Products Co
1.80%, 02/01/2025 $ 2,453 2,327
Trident TPI Holdings Inc
6.63%, 11/01/2025
(h)
11,674 11,265
9.25%, 08/01/2024
(h)
8,420 8,273
Trivium Packaging Finance BV
5.50%, 08/15/2026
(h)
6,325 6,111
$ 46,623
Pharmaceuticals - 0.91%
AbbVie Inc
4.05%, 11/21/2039 3,671 3,359
4.25%, 11/21/2049 1,160 1,062

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
4.00%, 01/17/2029 $ 1,150 $ 1,156
Bausch Health Americas Inc
8.50%, 01/31/2027
(a),(h)
1,580 1,495
Bausch Health Cos Inc
5.25%, 01/30/2030
(h)
4,000 2,777
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 1,300 1,349
Bristol-Myers Squibb Co
0.75%, 11/13/2025 $ 1,096 999
Cardinal Health Inc
4.60%, 03/15/2043 986 899
Cigna Corp
3.40%, 03/15/2050 653 513
4.80%, 08/15/2038 2,500 2,493
CVS Health Corp
4.78%, 03/25/2038 1,437 1,421
5.05%, 03/25/2048 700 704
Eli Lilly & Co
1.70%, 11/01/2049 EUR 325 283
Johnson & Johnson
1.65%, 05/20/2035 1,500 1,517
Merck & Co Inc
1.70%, 06/10/2027 $ 1,250 1,143
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(h)
2,900 2,621
Pfizer Inc
1.75%, 08/18/2031 4,383 3,697
Sanofi
1.88%, 03/21/2038 EUR 1,700 1,722
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 885 854
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 EUR 1,300 1,152
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 1,650 1,415
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,238
Viatris Inc
3.85%, 06/22/2040 623 485
4.00%, 06/22/2050 1,598 1,182
$ 35,536
Pipelines - 1.97%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 380 376
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.75%, 03/01/2027
(h)
2,950 2,873
5.75%, 01/15/2028
(h)
1,675 1,629
Buckeye Partners LP
4.50%, 03/01/2028
(h)
3,225 2,943
5.60%, 10/15/2044 375 301
5.85%, 11/15/2043 1,450 1,156
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(h)
3,605 3,325
DT Midstream Inc
4.30%, 04/15/2032
(h)
581 551
4.38%, 06/15/2031
(h)
1,875 1,680
EIG Pearl Holdings Sarl
3.55%, 08/31/2036
(h)
200 177
4.39%, 11/30/2046
(h)
560 473
Enbridge Inc
2.50%, 08/01/2033 2,700 2,232
6.00%, 01/15/2077
(j)
3,400 3,416
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(j)
5,600 5,648
3 Month USD LIBOR + 3.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP
4.90%, 03/15/2035 $ 262 $ 248
4.95%, 05/15/2028 616 615
5.35%, 05/15/2045 651 596
6.13%, 12/15/2045 363 357
Enterprise Products Operating LLC
3.20%, 02/15/2052 436 320
5.25%, 08/16/2077
(j)
463 423
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
4.75%, 01/15/2031
(h)
2,700 2,407
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(h)
1,356 1,274
Genesis Energy LP / Genesis Energy Finance
Corp
8.00%, 01/15/2027 4,530 4,443
Gray Oak Pipeline LLC
2.00%, 09/15/2023
(h)
552 540
3.45%, 10/15/2027
(h)
1,393 1,303
Harvest Midstream I LP
7.50%, 09/01/2028
(h)
4,140 4,201
Hess Midstream Operations LP
5.63%, 02/15/2026
(h)
1,135 1,135
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(h)
4,325 4,115
New Fortress Energy Inc
6.50%, 09/30/2026
(h)
615 595
6.75%, 09/15/2025
(h)
1,675 1,647
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,231
ONEOK Partners LP
6.65%, 10/01/2036 1,267 1,352
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 377 303
6.65%, 01/15/2037 537 570
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(h)
2,025 1,855
4.95%, 07/15/2029
(h)
400 374
Targa Resources Corp
4.20%, 02/01/2033 2,423 2,296
Transcanada Trust
5.60%, 03/07/2082
(j)
5,800 5,612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(j)
4,230 4,240
3 Month USD LIBOR + 4.64%
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(h)
1,725 1,574
4.13%, 08/15/2031
(h)
1,155 1,048
Western Midstream Operating LP
5.30%, 03/01/2048 1,825 1,583
5.75%, 02/01/2050 1,250 1,101
Williams Cos Inc /The
3.50%, 10/15/2051 581 445
5.75%, 06/24/2044 1,044 1,086
6.30%, 04/15/2040 900 1,003
$ 76,672
Real Estate - 0.26%
Agile Group Holdings Ltd
5.50%, 04/21/2025 300 98
5.50%, 05/17/2026 200 65
6.05%, 10/13/2025 200 65
CIFI Holdings Group Co Ltd
4.45%, 08/17/2026 350 266

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Corp Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031
(h)
$ 410 $ 360
Country Garden Holdings Co Ltd
7.25%, 04/08/2026 410 301
8.00%, 01/27/2024 1,600 1,336
Kaisa Group Holdings Ltd
0.00%, 07/23/2023
(e)
350 72
0.00%, 06/30/2024
(e)
1,020 207
9.95%, 07/23/2025 350 71
Logan Group Co Ltd
4.25%, 07/12/2025 575 160
4.85%, 12/14/2026 270 70
5.75%, 01/14/2025 225 62
Longfor Group Holdings Ltd
3.85%, 01/13/2032 410 345
MAF Global Securities Ltd
6.37%, 03/20/2026
( i ),(j)
4,000 4,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Ontario Teachers' Cadillac Fairview Properties
Trust
2.50%, 10/15/2031
(h)
630 546
Powerlong Real Estate Holdings Ltd
6.25%, 08/10/2024 300 126
6.95%, 07/23/2023 350 165
Scenery Journey Ltd
0.00%, 11/06/2022
(e)
1,200 133
Sunac China Holdings Ltd
5.95%, 04/26/2024 225 52
6.80%, 10/20/2024 725 166
7.00%, 07/09/2025 200 44
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,253
$ 10,003
REITs - 0.43%
American Tower Corp
3.10%, 06/15/2050 1,050 734
CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332
4.38%, 07/22/2031
(h)
500 403
Corporate Office Properties LP
2.90%, 12/01/2033 247 202
Crown Castle International Corp
2.90%, 04/01/2041 1,350 1,007
EPR Properties
3.60%, 11/15/2031 436 369
Host Hotels & Resorts LP
3.50%, 09/15/2030 1,245 1,118
Iron Mountain Inc
5.25%, 03/15/2028
(h)
2,165 2,062
LXP Industrial Trust
2.38%, 10/01/2031 363 295
MPT Operating Partnership LP / MPT Finance
Corp
3.69%, 06/05/2028 GBP 1,200 1,412
National Health Investors Inc
3.00%, 02/01/2031 $ 655 536
Office Properties Income Trust
3.45%, 10/15/2031 363 284
Omega Healthcare Investors Inc
3.25%, 04/15/2033 1,411 1,125
3.38%, 02/01/2031 726 608
Scentre Group Trust 2
4.75%, 09/24/2080
(h),(j)
1,400 1,351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
Trust Fibra Uno
6.95%, 01/30/2044 1,300 1,293
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(h)
$ 1,660 $ 1,531
Vornado Realty LP
2.15%, 06/01/2026 392 357
Welltower Inc
4.00%, 06/01/2025 1,400 1,402
Weyerhaeuser Co
4.00%, 03/09/2052 581 502
$ 16,591
Retail - 1.48%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(h)
1,975 1,688
4.38%, 01/15/2028
(h)
6,250 5,703
Bath & Body Works Inc
6.75%, 07/01/2036 1,095 1,062
Dollar Tree Inc
4.20%, 05/15/2028 2,800 2,778
Genuine Parts Co
1.75%, 02/01/2025 334 317
Home Depot Inc /The
4.25%, 04/01/2046 800 774
4.50%, 12/06/2048 900 904
IRB Holding Corp
7.00%, 06/15/2025
(h)
975 1,004
Kohl's Corp
5.55%, 07/17/2045 957 926
LBM Acquisition LLC
6.25%, 01/15/2029
(h)
2,675 2,177
Lowe's Cos Inc
3.00%, 10/15/2050 600 444
4.45%, 04/01/2062 537 479
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(h)
5,475 4,939
McDonald's Corp
3.63%, 09/01/2049 522 437
Park River Holdings Inc
6.75%, 08/01/2029
(h)
2,075 1,661
QVC Inc
4.38%, 09/01/2028 2,150 1,827
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(h)
6,150 5,995
SRS Distribution Inc
4.63%, 07/01/2028
(h)
3,560 3,259
6.00%, 12/01/2029
(h)
1,825 1,601
Staples Inc
10.75%, 04/15/2027
(a),(h)
1,700 1,506
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(h)
3,475 3,160
Target Corp
1.95%, 01/15/2027
(a)
5,650 5,294
Walmart Inc
2.55%, 04/11/2023 838 840
2.85%, 07/08/2024 2,054 2,055
5.63%, 03/27/2034 GBP 450 717
White Cap Buyer LLC
6.88%, 10/15/2028
(h)
$ 6,827 6,255
$ 57,802
Savings & Loans - 0.10%
Nationwide Building Society
2.00%, 07/25/2029
(j)
EUR 2,700 2,823
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.50%

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Savings & Loans (continued)
New York Community Bancorp Inc
5.90%, 11/06/2028
(j)
$ 1,160 $ 1,198
3 Month USD LIBOR + 2.78%
$ 4,021
Semiconductors - 0.19%
Broadcom Inc
2.45%, 02/15/2031
(h)
822 685
3.19%, 11/15/2036
(h)
1,005 794
3.75%, 02/15/2051
(h)
1,200 919
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(h)
1,300 1,243
TSMC Arizona Corp
4.13%, 04/22/2029 600 597
4.25%, 04/22/2032 1,455 1,447
TSMC Global Ltd
0.75%, 09/28/2025
(h)
1,921 1,746
$ 7,431
Software - 0.97%
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(h)
3,375 3,004
4.88%, 07/01/2029
(h)
4,300 3,790
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(h)
1,350 1,256
Microsoft Corp
2.92%, 03/17/2052 2,700 2,189
Minerva Merger Sub Inc
6.50%, 02/15/2030
(h)
3,700 3,406
Open Text Corp
3.88%, 02/15/2028
(h)
1,300 1,184
Oracle Corp
2.30%, 03/25/2028 1,857 1,617
3.60%, 04/01/2040 1,500 1,162
3.80%, 11/15/2037 1,537 1,259
4.00%, 11/15/2047 705 548
Playtika Holding Corp
4.25%, 03/15/2029
(h)
12,467 11,232
SS&C Technologies Inc
5.50%, 09/30/2027
(h)
5,000 4,900
Take-Two Interactive Software Inc
3.55%, 04/14/2025 407 403
ZoomInfo Technologies LLC/ ZoomInfo Finance
Corp
3.88%, 02/01/2029
(h)
2,075 1,836
$ 37,786
Sovereign - 3. 92%
1MDB Global Investments Ltd
4.40%, 03/09/2023 4,400 4,367
Angolan Government International Bond
8.00%, 11/26/2029
(h)
2,150 2,009
8.00%, 11/26/2029 1,500 1,401
8.75%, 04/14/2032
(h)
560 530
9.50%, 11/12/2025 1,300 1,381
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(l)
2,000 628
1.13%, 07/09/2035
(l)
13,400 3,823
1.13%, 07/09/2046
(l)
740 214
2.00%, 01/09/2038
(l)
190 68
Bahamas Government International Bond
6.00%, 11/21/2028 1,800 1,303
Benin Government International Bond
4.88%, 01/19/2032
(h)
EUR 1,750 1,583
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030
(h)
CLP 745,000 767
5.00%, 10/01/2028
(h)
355,000 379
5.80%, 06/01/2024
(h)
2,575,000 2,933
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2023 BRL 8,850 $ 1,757
10.00%, 01/01/2027 16,600 3,127
10.00%, 01/01/2029 4,025 739
10.00%, 01/01/2031 9,827 1,765
10.00%, 01/01/2033 2,946 520
Chile Government International Bond
2.55%, 07/27/2033 $ 830 692
2.75%, 01/31/2027 2,570 2,432
3.10%, 05/07/2041 2,028 1,580
China Government Bond
3.27%, 11/19/2030 CNH 7,650 1,188
Colombia Government International Bond
4.50%, 03/15/2029 $ 410 371
5.00%, 06/15/2045 930 691
5.63%, 02/26/2044 1,000 800
6.13%, 01/18/2041 1,050 927
Colombian TES
6.00%, 04/28/2028 COP 2,503,000 519
Dominican Republic International Bond
5.50%, 02/22/2029
(h)
$ 870 813
5.88%, 01/30/2060 300 228
6.00%, 02/22/2033
(h)
500 454
6.50%, 02/15/2048 1,400 1,205
6.85%, 01/27/2045 3,150 2,835
Ecuador Government International Bond
1.00%, 07/31/2035
(l)
2,100 1,313
5.00%, 07/31/2030
(l)
2,465 1,997
Egypt Government International Bond
8.50%, 01/31/2047 3,500 2,534
8.88%, 05/29/2050
(h)
1,300 956
El Salvador Government International Bond
5.88%, 01/30/2025
(h)
790 375
7.65%, 06/15/2035 3,838 1,466
Export-Import Bank of Korea
2.13%, 01/18/2032 1,000 874
8.00%, 05/15/2024
(h)
IDR 16,000,000 1,136
Finance Department Government of Sharjah
3.63%, 03/10/2033
(h)
$ 625 550
Gabon Government International Bond
6.95%, 06/16/2025
(h)
300 298
6.95%, 06/16/2025 2,000 1,986
Ghana Government International Bond
7.63%, 05/16/2029
(h)
1,350 849
Guatemala Government Bond
6.13%, 06/01/2050 900 863
Honduras Government International Bond
6.25%, 01/19/2027 1,800 1,564
Hungary Government Bond
1.50%, 08/26/2026 HUF 363,630 805
Hungary Government International Bond
3.13%, 09/21/2051
(h)
$ 550 379
Indonesia Government International Bond
4.35%, 01/08/2027
(h)
1,500 1,535
4.63%, 04/15/2043
(h)
755 716
Indonesia Treasury Bond
5.50%, 04/15/2026 IDR 55,100,000 3,700
7.50%, 08/15/2032 7,440,000 524
8.25%, 05/15/2036 6,904,000 510
8.38%, 03/15/2034 20,129,000 1,508
8.75%, 05/15/2031 7,731,000 590
Iraq International Bond
5.80%, 01/15/2028 $ 3,598 3,473
Istanbul Metropolitan Municipality
10.75%, 04/12/2027
(h)
2,175 2,183
Ivory Coast Government International Bond
5.75%, 12/31/2032
(l)
3,285 3,124
6.88%, 10/17/2040
(h)
EUR 720 639

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Lebanon Government International Bond
0.00%, 03/23/2027
(e)
$ 660 $ 76
Malaysia Government Bond
3.76%, 05/22/2040 MYR 6,113 1,202
4.89%, 06/08/2038 5,586 1,271
Mexican Bonos
7.50%, 06/03/2027 MXN 40,139 1,844
7.75%, 05/29/2031 19,560 879
7.75%, 11/23/2034 62,000 2,718
8.50%, 05/31/2029 36,991 1,758
10.00%, 11/20/2036 9,770 511
Mexico Government International Bond
4.28%, 08/14/2041 $ 3,028 2,515
4.40%, 02/12/2052 920 734
4.75%, 03/08/2044 3,298 2,881
5.00%, 04/27/2051 1,500 1,332
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 2,000 1,775
Morocco Government International Bond
3.00%, 12/15/2032 $ 2,000 1,583
Nigeria Government International Bond
6.50%, 11/28/2027 2,400 2,127
7.70%, 02/23/2038 300 225
7.88%, 02/16/2032 2,800 2,345
8.38%, 03/24/2029
(h)
1,090 1,016
9.25%, 01/21/2049 200 167
Oman Government International Bond
6.00%, 08/01/2029 3,200 3,235
6.25%, 01/25/2031
(h)
400 407
6.75%, 01/17/2048 1,600 1,497
7.00%, 01/25/2051
(h)
300 288
Panama Government International Bond
4.50%, 01/19/2063 1,570 1,301
Peruvian Government International Bond
2.78%, 01/23/2031 600 520
3.00%, 01/15/2034 400 333
6.90%, 08/12/2037
(h)
PEN 2,944 679
Qatar Government International Bond
3.40%, 04/16/2025
(h)
$ 600 601
5.10%, 04/23/2048 600 667
Republic of Belarus International Bond
6.88%, 02/28/2023 2,000 290
Republic of Cameroon International Bond
5.95%, 07/07/2032
(h)
EUR 2,000 1,769
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 863
Republic of Kenya Government International
Bond
6.88%, 06/24/2024
(h)
475 458
Republic of Poland Government Bond
1.75%, 04/25/2032 PLN 9,918 1,504
Republic of South Africa Government Bond
7.00%, 02/28/2031 ZAR 14,512 749
8.00%, 01/31/2030 59,529 3,373
8.25%, 03/31/2032 15,140 835
8.88%, 02/28/2035 28,530 1,574
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 2,800 2,575
7.30%, 04/20/2052 3,150 2,946
Romania Government Bond
5.00%, 02/12/2029 RON 4,130 784
Romanian Government International Bond
2.75%, 04/14/2041 EUR 3,000 2,117
3.00%, 02/27/2027
(h)
$ 520 483
5.13%, 06/15/2048 1,100 997
Russian Federal Bond - OFZ
7.70%, 03/23/2033
(f)
RUB 87,427 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Saudi Government International Bond
4.50%, 10/26/2046 $ 2,500 $ 2,394
4.63%, 10/04/2047
(h)
650 634
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,525 2,499
5.38%, 06/08/2037
(h)
800 652
Thailand Government Bond
1.59%, 12/17/2035 THB 22,232 528
1.60%, 12/17/2029 15,000 406
3.78%, 06/25/2032 18,401 579
Tunisian Republic
5.75%, 01/30/2025 $ 3,140 2,135
Turkey Government International Bond
6.38%, 10/14/2025 450 431
6.50%, 09/20/2033 340 287
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(l)
1,480 431
7.38%, 09/25/2032 300 94
7.75%, 09/01/2024 795 270
7.75%, 09/01/2025 550 182
7.75%, 09/01/2026 3,550 1,178
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 1,264
Zambia Government International Bond
0.00%, 09/20/2022
(e)
710 508
$ 15 2,744
Supranational Bank - 0.22%
African Development Bank
0.75%, 04/03/2023 1,450 1,430
Asian Infrastructure Investment Bank/The
0.50%, 10/30/2024 1,549 1,455
European Bank for Reconstruction &
Development
1.50%, 02/13/2025 1,712 1,645
Inter-American Development Bank
1.13%, 07/20/2028 1,791 1,594
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 1,624 1,434
3.13%, 11/20/2025 957 961
$ 8,519
Telecommunications - 3.08%
Altice France SA/France
4.25%, 10/15/2029 EUR 600 546
America Movil SAB de CV
2.88%, 05/07/2030 $ 3,200 2,873
3.63%, 04/22/2029 1,100 1,049
5.38%, 04/04/2032
(h)
3,150 2,867
AT&T Inc
2.45%, 03/15/2035 EUR 2,400 2,352
3.50%, 09/15/2053 $ 400 313
3.85%, 06/01/2060 290 229
4.38%, 09/14/2029 GBP 1,500 1,991
4.50%, 05/15/2035 $ 1,567 1,544
4.75%, 05/15/2046 841 833
4.85%, 07/15/2045 1,219 1,175
4.90%, 08/15/2037 1,758 1,776
7.00%, 04/30/2040 GBP 150 257
Axian Telecom
7.38%, 02/16/2027
(h)
$ 2,300 2,232
British Telecommunications PLC
3.25%, 11/08/2029
(h)
3,100 2,793
C&W Senior Financing DAC
6.88%, 09/15/2027
(h)
3,550 3,445
CommScope Inc
4.75%, 09/01/2029
(h)
3,000 2,508
CommScope Technologies LLC
6.00%, 06/15/2025
(h)
6,968 6,097

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Corning Inc
5.45%, 11/15/2079 $ 1,087 $ 1,064
CT Trust
5.13%, 02/03/2032
(h)
1,880 1,751
Digicel Group Holdings Ltd
8.00%, PIK 2.00%; 04/01/2024
(l),(o)
863 862
Digicel International Finance Ltd/ Digicel
international Holdings Ltd
8.75%, 05/25/2024
(h)
880 868
8.75%, 05/25/2024 4,075 4,022
Embarq Corp
8.00%, 06/01/2036 1,155 1,040
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(h)
979 824
GTT Communications Inc
0.00%, 12/31/2024
(e),(h)
24,309 2,005
Iliad Holding SASU
7.00%, 10/15/2028
(h)
1,100 1,040
Kenbourne Invest SA
6.88%, 11/26/2024
(h)
550 525
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,900 2,648
Level 3 Financing Inc
4.25%, 07/01/2028
(h)
$ 1,775 1,500
4.63%, 09/15/2027
(h)
125 112
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(h)
2,455 2,344
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 1,200 1,191
Nokia Oyj
2.00%, 03/15/2024 EUR 400 425
NTT Finance Corp
1.16%, 04/03/2026
(h)
$ 956 863
Oi SA
10.00%, 07/27/2025
(l)
700 561
SK Telecom Co Ltd
3.75%, 04/16/2023
(h)
350 352
Sprint Capital Corp
8.75%, 03/15/2032 1,130 1,436
Sprint Corp
7.88%, 09/15/2023 750 788
Switch Ltd
3.75%, 09/15/2028
(h)
325 305
4.13%, 06/15/2029
(h)
2,650 2,531
Telecom Italia SpA /Milano
5.25%, 03/17/2055 EUR 300 288
5.30%, 05/30/2024
(h)
$ 1,815 1,781
Telefonica Emisiones SA
4.90%, 03/06/2048 822 755
Telefonica Europe BV
2.88%, 06/24/2027
( i ),(j)
EUR 700 662
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
TELUS Corp
3.30%, 05/02/2029 CAD 3,800 2,740
4.60%, 11/16/2048 $ 850 843
T-Mobile USA Inc
2.63%, 02/15/2029 1,500 1,297
3.00%, 02/15/2041 1,255 956
3.60%, 11/15/2060 392 291
3.60%, 11/15/2060
(h)
522 387
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028
(h)
540 450
Turk Telekomunikasyon AS
4.88%, 06/19/2024 4,100 3,906
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 1,500 1,345
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 $ 670
2.85%, 09/03/2041 $ 464 362
3.00%, 11/20/2060 493 344
3.40%, 03/22/2041 1,358 1,142
3.88%, 03/01/2052 594 517
4.40%, 11/01/2034 579 570
4.81%, 03/15/2039 400 410
4.86%, 08/21/2046 550 554
Viasat Inc
5.63%, 09/15/2025
(h)
4,825 4,427
5.63%, 04/15/2027
(h)
3,925 3,640
6.50%, 07/15/2028
(h)
5,870 5,070
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(h)
3,700 3,128
4.75%, 07/15/2031
(h)
1,600 1,372
Vodafone Group PLC
5.00%, 05/30/2038 825 820
5.13%, 06/04/2081
(j)
8,000 6,683
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.25%, 05/30/2048 348 346
Zayo Group Holdings Inc
4.00%, 03/01/2027
(h)
4,950 4,307
6.13%, 03/01/2028
(h)
7,425 6,218
$ 120,218
Toys, Games & Hobbies - 0.04%
Mattel Inc
3.75%, 04/01/2029
(h)
1,700 1,619
Transportation - 0.46%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
3,510 3,598
3 Month USD LIBOR + 2.35%
Canadian Pacific Railway Co
1.35%, 12/02/2024 1,059 1,003
3.00%, 12/02/2041 223 181
FedEx Corp
5.25%, 05/15/2050 550 563
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 1,473 1,299
Georgian Railway JSC
4.00%, 06/17/2028
(h)
2,575 2,186
Kansas City Southern/Old
4.70%, 05/01/2048 420 416
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(h)
771 722
MV24 Capital BV
6.75%, 06/01/2034
(h)
452 428
Norfolk Southern Corp
3.70%, 03/15/2053 589 506
4.10%, 05/15/2049 581 538
Rumo Luxembourg Sarl
4.20%, 01/18/2032
(a),(h)
580 484
Union Pacific Corp
3.38%, 02/14/2042 2,000 1,726
United Parcel Service Inc
2.20%, 09/01/2024 3,698 3,640
3.90%, 04/01/2025 609 616
$ 17,906
Trucking & Leasing - 0.02%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.40%, 11/15/2026
(h)
827 799
Water - 0.06%
American Water Capital Corp
2.80%, 05/01/2030 800 731

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Essential Utilities Inc
2.70%, 04/15/2030 $ 1,250 $ 1,118
3.35%, 04/15/2050 566 451
$ 2,300
TOTAL BONDS $ 2,882,467
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(h)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 15.80%
Principal
Amount (000's) Value (000's)
Advertising - 0.21%
ABG Intermediate Holdings 2 LLC
0.00%, 12/08/2028
(p),(q)
$ 90 $ 89
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
6.80%, 12/10/2029
(q)
2,210 2,188
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
4.74%, 08/07/2026
(q)
5,985 5,833
1 Month USD LIBOR + 3.50%
$ 8,110
Aerospace & Defense - 0.02%
TransDigm Inc
2.86%, 05/30/2025
(q)
499 489
1 Month USD LIBOR + 2.25%
2.86%, 12/09/2025
(q)
499 489
1 Month USD LIBOR + 2.25%
$ 978
Airlines - 0.44%
AAdvantage Loyalty IP Ltd
5.81%, 03/10/2028
(q)
4,275 4,347
1 Month USD LIBOR + 4.75%
5.81%, 03/10/2028
(q)
2,250 2,288
1 Month USD LIBOR + 4.75%
Air Canada
4.25%, 08/11/2028
(q)
1,000 989
1 Month USD LIBOR + 3.50%
Allegiant Travel Co
3.47%, 02/05/2024
(q)
499 494
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.84%, 12/14/2023
(q)
3,500 3,463
3 Month USD LIBOR + 2.00%
SkyMiles IP Ltd
4.75%, 09/16/2027
(q)
1,000 1,032
3 Month USD LIBOR + 3.75%
United Airlines Inc
4.50%, 04/21/2028
(q)
1,000 991
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(q)
3,740 3,611
3 Month USD LIBOR + 3.00%
$ 17,215
Apparel - 0.03%
Birkenstock US BidCo Inc
0.00%, 04/27/2028
(p),(q)
1,247 1,208
1 Month USD LIBOR + 3.75%
Automobile Parts & Equipment - 0.21%
Clarios Global LP
3.71%, 04/30/2026
(q)
3,250 3,195
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dexko Global Inc
4.72%, 09/22/2028
(q)
$ 420 $ 409
1 Month USD LIBOR + 3.75%
4.72%, 09/22/2028
(q)
80 78
1 Month USD LIBOR + 3.75%
First Brands Group LLC
6.00%, 03/24/2027
(q)
2,478 2,468
1 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(q)
2,025 2,017
1 Month USD LIBOR + 8.50%
$ 8,167
Beverages - 0.13%
Naked Juice LLC
0.00%, 01/18/2030
(p),(q)
135 134
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
3.95%, 01/19/2029
(q)
2,000 1,960
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Triton Water Holdings Inc
4.51%, 03/31/2028
(q)
2,992 2,902
1 Month USD LIBOR + 3.50%
$ 4,996
Building Materials - 0.24%
Chariot Buyer LLC
4.51%, 10/22/2028
(q)
2,743 2,689
1 Month USD LIBOR + 3.50%
Generation Brands
7.76%, 06/29/2029
(q)
2,560 2,441
3 Month USD LIBOR + 6.75%
7.76%, 06/29/2029
(q)
1,975 1,884
3 Month USD LIBOR + 6.75%
Standard Industries Inc /NJ
3.79%, 08/06/2028
(q)
996 993
1 Month USD LIBOR + 2.50%
Zurn LLC
2.75%, 09/15/2028
(q)
1,247 1,242
1 Month USD LIBOR + 2.25%
$ 9,249
Chemicals - 0.44%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(q)
6,210 6,148
1 Month USD LIBOR + 7.75%
ASP Unifrax Holdings Inc
4.75%, 12/12/2025
(q)
1,247 1,206
3 Month USD LIBOR + 3.75%
Cpc Acquisition Corp
8.76%, 01/12/2029
(q)
5,350 5,123
1 Month USD LIBOR + 7.75%
Diamond BC BV
3.25%, 09/15/2028
(q)
1,496 1,441
1 Month USD LIBOR + 3.00%
Ineos Petro
3.25%, 01/29/2026
(q)
249 246
1 Month USD LIBOR + 2.75%
Innophos Holdings Inc
4.39%, 02/07/2027
(q)
499 496
1 Month USD LIBOR + 3.75%
PMHC II Inc
5.29%, 02/02/2029
(q)
955 896
3 Month USD LIBOR + 4.25%
WR Grace Holdings LLC
4.81%, 08/11/2028
(q)
1,496 1,482
1 Month USD LIBOR + 3.75%
$ 17,038

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 1.48%
Amentum Government Services Holdings LLC
4.78%, 02/10/2029
(q)
$ 755 $ 748
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Avis Budget Car Rental LLC
4.00%, 03/15/2029
(q)
500 498
1 Month USD LIBOR + 3.50%
Belron Finance
3.50%, 10/30/2026
(q)
748 743
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
5.00%, 09/22/2028
(q)
499 495
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
3.52%, 11/17/2028
(q)
1,500 1,481
12 Month USD LIBOR + 3.00%
Element Materials Technology Group US
Holdings Inc
0.00%, 04/12/2029
(p),(q)
137 136
Hertz Corp/The
3.75%, 06/14/2028
(q)
2,359 2,348
1 Month USD LIBOR + 3.50%
3.75%, 06/14/2028
(q)
447 445
1 Month USD LIBOR + 3.50%
KUEHG Corp
9.26%, 08/22/2025
(q)
16,360 16,258
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
8.50%, 03/13/2026
(q)
17,700 17,501
3 Month USD LIBOR + 7.50%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(q)
5,736 5,662
1 Month USD LIBOR + 2.75%
Sabre GLBL Inc
0.00%, 02/22/2024
(p),(q)
1,341 1,322
3 Month USD LIBOR + 2.00%
Syniverse Holdings Inc
6.04%, 02/09/2023
(q)
3,242 3,200
3 Month USD LIBOR + 5.00%
Trans Union LLC
2.38%, 11/13/2026
(q)
748 737
1 Month USD LIBOR + 1.75%
2.75%, 11/17/2028
(q)
868 859
1 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
0.00%, 02/28/2025
(p),(q)
1,750 1,785
1 Month USD LIBOR + 7.00%
Vaco Holdings LLC
5.80%, 01/19/2029
(q)
474 473
Secured Overnight Financing Rate + 5.00%
Verscend Holding Corp
4.46%, 08/27/2025
(q)
1,244 1,239
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
0.00%, 02/05/2026
(p),(q)
1,250 1,191
1 Month USD LIBOR + 3.00%
WEX Inc
0.00%, 03/19/2028
(p),(q)
500 495
1 Month USD LIBOR + 2.25%
$ 57,616
Computers - 0.16%
Magenta Buyer LLC
4.44%, 02/02/2029
(q)
2,178 2,118
Secured Overnight Financing Rate + 4.00%
6.23%, 07/27/2028
(q)
1,995 1,965
1 Month USD LIBOR + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NCR Corp
3.74%, 08/28/2026
(q)
$ 748 $ 726
1 Month USD LIBOR + 2.50%
Perforce Software Inc
4.38%, 07/01/2026
(q)
499 491
1 Month USD LIBOR + 3.75%
Virtusa Corp
0.00%, 02/15/2029
(p),(q)
1,000 987
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 6,287
Distribution & Wholesale - 0.19%
Core & Main LP
2.95%, 07/27/2028
(q)
1,496 1,470
1 Month USD LIBOR + 2.50%
Infinite Bidco LLC
7.51%, 02/24/2029
(q)
4,850 4,769
1 Month USD LIBOR + 7.00%
KAR Auction Services Inc
2.82%, 09/19/2026
(q)
997 991
1 Month USD LIBOR + 2.25%
$ 7,230
Diversified Financial Services - 0.08%
Astra Acquisition Corp
5.92%, 10/25/2028
(q)
1,630 1,565
1 Month USD LIBOR + 5.25%
FleetCor Technologies Operating Co LLC
2.51%, 04/21/2028
(q)
1,496 1,467
1 Month USD LIBOR + 1.75%
$ 3,032
Electric - 0.03%
PG&E Corp
3.50%, 06/23/2025
(q)
1,247 1,229
1 Month USD LIBOR + 3.00%
Electronics - 0.42%
Deliver Buyer Inc
6.01%, 05/01/2024
(q)
14,051 13,991
1 Month USD LIBOR + 5.00%
II-VI Inc
0.00%, 12/08/2028
(p),(q)
1,000 994
Ingram Micro Inc
4.51%, 06/30/2028
(q)
1,247 1,242
1 Month USD LIBOR + 3.50%
$ 16,227
Engineering & Construction - 0.68%
AECOM
2.51%, 04/13/2028
(q)
997 996
1 Month USD LIBOR + 1.75%
Brand Industrial Services Inc
5.34%, 06/21/2024
(q)
9,495 9,002
3 Month USD LIBOR + 4.25%
5.34%, 06/21/2024
(q)
8,782 8,327
3 Month USD LIBOR + 4.25%
Brown Group Holding LLC
3.51%, 06/07/2028
(q)
1,745 1,718
1 Month USD LIBOR + 2.75%
Centuri Group Inc
0.00%, 08/18/2028
(p),(q)
713 704
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
3.50%, 07/14/2028
(q)
499 493
1 Month USD LIBOR + 3.00%
6.25%, 07/13/2029
(q)
5,392 5,379
3 Month USD LIBOR + 5.75%
$ 26,619

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.9 5%
AMC Entertainment Holdings Inc
3.49%, 03/20/2026
(q)
$ 2,493 $ 2,220
3 Month USD LIBOR + 3.00%
Bally's Corp
3.75%, 08/06/2028
(q)
3,741 3,703
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
2.63%, 03/17/2028
(q)
2,494 2,461
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
3.50%, 02/07/2025
(q)
1,495 1,138
1 Month USD LIBOR + 2.50%
4.25%, 09/30/2026
(q)
748 552
1 Month USD LIBOR + 2.75%
Delta 2 Lux Sarl
3.50%, 02/01/2024
(q)
6,750 6,711
3 Month USD LIBOR + 2.50%
Everi Holdings Inc
3.01%, 06/30/2028
(q)
2,494 2,473
1 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.86%, 03/24/2025
(q)
498 491
3 Month USD LIBOR + 2.25%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(q)
3,053 2,995
3 Month USD LIBOR + 2.50%
Nascar Holdings LLC
3.24%, 10/19/2026
(q)
2,950 2,934
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
3.11%, 05/29/2026
(q)
649 644
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
0.00%, 10/15/2025
(p),(q)
500 499
3 Month USD LIBOR + 2.25%
0.00%, 04/21/2029
(p),(q)
439 437
Scientific Games Corp
3.57%, 04/07/2029
(q)
1,504 1,495
1 Month USD LIBOR + 3.00%
Scientific Games Holdings LP
4.47%, 02/04/2029
(q)
729 721
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SeaWorld Parks & Entertainment Inc
3.66%, 08/13/2028
(q)
748 737
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
3.26%, 07/21/2026
(q)
5,736 5,703
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
3.37%, 05/16/2025
(q)
997 976
3 Month USD LIBOR + 2.75%
$ 3 6 , 890
Environmental Control - 0.14%
Clean Harbors Inc
2.46%, 09/21/2028
(q)
499 496
1 Month USD LIBOR + 2.00%
Covanta Holding Corp
0.00%, 11/17/2028
(p),(q)
465 463
1 Month USD LIBOR + 2.50%
0.00%, 11/17/2028
(p),(q)
35 35
1 Month USD LIBOR + 2.50%
GFL Environmental Inc
4.24%, 05/30/2025
(q)
3,491 3,481
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Packers Holdings LLC
4.00%, 03/09/2028
(q)
$ 936 $ 918
1 Month USD LIBOR + 4.00%
$ 5,393
Food - 0.11%
CHG PPC Parent LLC
3.50%, 11/17/2028
(q)
500 490
1 Month USD LIBOR + 3.00%
Froneri US Inc
0.00%, 01/31/2027
(p),(q)
499 486
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
4.45%, 05/23/2025
(q)
997 952
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
2.62%, 06/09/2028
(q)
748 741
1 Month USD LIBOR + 2.00%
US Foods Inc
0.00%, 11/17/2028
(p),(q)
1,496 1,485
1 Month USD LIBOR + 2.75%
$ 4,154
Forest Products & Paper - 0.03%
Asplundh Tree Expert LLC
2.51%, 09/06/2027
(q)
1,247 1,234
1 Month USD LIBOR + 1.75%
Healthcare - Products - 0.21%
Avantor Funding Inc
2.83%, 11/08/2027
(q)
231 229
1 Month USD LIBOR + 2.25%
ICU Medical Inc
3.20%, 12/15/2028
(q)
500 497
1 Month USD LIBOR + 2.50%
Insulet Corp
0.00%, 05/04/2028
(p),(q)
997 996
1 Month USD LIBOR + 3.25%
Medline Borrower LP
3.75%, 09/30/2028
(q)
5,500 5,404
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
4.38%, 07/02/2025
(q)
997 943
3 Month USD LIBOR + 3.75%
$ 8,069
Healthcare - Services - 1.29%
AHP Health Partners Inc
0.00%, 08/04/2028
(p),(q)
1,247 1,239
1 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
7.50%, 12/09/2029
(q)
7,640 7,296
1 Month USD LIBOR + 7.00%
Eyecare Partners LLC
7.37%, 10/14/2029
(q)
6,544 6,465
1 Month USD LIBOR + 6.75%
Global Medical Response Inc
5.25%, 03/14/2025
(q)
499 494
3 Month USD LIBOR + 4.25%
5.25%, 09/24/2025
(q)
1,496 1,483
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
3.56%, 06/16/2028
(q)
1,129 1,122
1 Month USD LIBOR + 2.50%
LifePoint Health Inc
4.35%, 11/14/2025
(q)
8,750 8,637
1 Month USD LIBOR + 3.75%
National Mentor Holdings Inc
8.26%, 03/02/2029
(q)
725 696
1 Month USD LIBOR + 7.25%

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Phoenix Guarantor Inc
4.01%, 03/05/2026
(q)
$ 997 $ 980
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
4.00%, 11/15/2028
(q)
5,000 4,961
1 Month USD LIBOR + 3.50%
Select Medical Corp
2.79%, 03/06/2025
(q)
4,000 3,961
3 Month USD LIBOR + 2.50%
Sound Inpatient Physicians Holdings LLC
7.21%, 06/26/2026
(q)
5,750 5,694
3 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
4.50%, 09/03/2026
(q)
3,242 3,209
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
6.31%, 12/10/2027
(q)
499 496
1 Month USD LIBOR + 5.50%
UWH PLLC
5.00%, 12/18/2027
(q)
3,705 3,686
1 Month USD LIBOR + 4.25%
$ 50,419
Home Builders - 0.05%
Tecta America Corp
9.25%, 04/06/2029
(q)
2,100 2,100
3 Month USD LIBOR + 8.50%
Home Furnishings - 0.05%
AI Aqua Merger Sub Inc
0.00%, 07/31/2028
(p),(q)
815 802
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
MillerKnoll Inc
2.56%, 07/19/2028
(q)
1,247 1,228
1 Month USD LIBOR + 2.00%
$ 2,030
Insurance - 0.89%
Acrisure LLC
4.09%, 02/15/2027
(q)
997 981
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
3.85%, 05/09/2025
(q)
997 987
1 Month USD LIBOR + 3.25%
4.05%, 11/05/2027
(q)
1,247 1,237
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
0.00%, 02/12/2027
(p),(q)
1,000 985
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
0.00%, 11/03/2023
(p),(q)
750 746
1 Month USD LIBOR + 3.00%
0.00%, 11/03/2024
(p),(q)
2,000 1,978
1 Month USD LIBOR + 3.00%
5.71%, 01/31/2028
(q)
7,250 7,026
1 Month USD LIBOR + 5.25%
5.73%, 01/20/2029
(q)
7,060 6,841
1 Month USD LIBOR + 5.25%
5.73%, 01/20/2029
(q)
5,300 5,136
1 Month USD LIBOR + 5.25%
5.73%, 01/20/2029
(q)
2,750 2,665
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
3.63%, 01/27/2027
(q)
499 490
1 Month USD LIBOR + 3.00%
3.75%, 01/27/2027
(q)
499 492
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd
0.00%, 04/25/2025
(p),(q)
$ 995 $ 989
1 Month USD LIBOR + 3.25%
4.21%, 04/25/2025
(q)
1,247 1,229
1 Month USD LIBOR + 2.75%
Ryan Specialty Group LLC
3.75%, 07/23/2027
(q)
1,247 1,242
1 Month USD LIBOR + 3.00%
USI Inc /NY
0.00%, 05/16/2024
(p),(q)
1,500 1,485
3 Month USD LIBOR + 3.00%
$ 34 , 509
Internet - 0.62%
CNT Holdings I Corp
0.00%, 11/08/2027
(p),(q)
1,121 1,108
1 Month USD LIBOR + 3.75%
7.50%, 12/16/2028
(q)
8,701 8,650
1 Month USD LIBOR + 6.75%
MH Sub I LLC
6.71%, 02/12/2029
(q)
7,550 7,454
1 Month USD LIBOR + 6.25%
NortonLifeLock Inc
0.00%, 01/28/2029
(p),(q)
4,500 4,421
Proofpoint Inc
3.76%, 08/31/2028
(q)
748 735
1 Month USD LIBOR + 3.25%
Ten-X LLC
5.00%, 09/27/2024
(q)
2,031 1,959
3 Month USD LIBOR + 4.00%
$ 24,327
Investment Companies - 0.46%
Nexus Buyer LLC
6.75%, 11/01/2029
(q)
6,775 6,684
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
8.00%, 03/06/2026
(q)
11,260 11,175
3 Month USD LIBOR + 7.50%
$ 17,859
Leisure Products & Services - 0.22%
Alterra Mountain Co
4.00%, 07/30/2028
(q)
997 990
1 Month USD LIBOR + 3.50%
Carnival Corp
3.75%, 06/30/2025
(q)
499 490
1 Month USD LIBOR + 3.00%
4.00%, 10/06/2028
(q)
748 736
1 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
3.76%, 08/16/2024
(q)
2,992 2,905
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
0.00%, 03/08/2024
(p),(q)
1,250 1,180
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
0.00%, 05/29/2028
(p),(q)
1,247 1,232
1 Month USD LIBOR + 2.50%
SRAM LLC
3.28%, 05/18/2028
(q)
955 946
1 Month USD LIBOR + 2.75%
$ 8,479
Lodging - 0.31%
Caesars Resort Collection LLC
3.51%, 12/22/2024
(q)
1,995 1,984
3 Month USD LIBOR + 2.75%
3.96%, 07/20/2025
(q)
1,746 1,738
1 Month USD LIBOR + 3.50%

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Fertitta Entertainment LLC/NV
4.44%, 01/13/2029
(q)
$ 6,097 $ 6,065
Secured Overnight Financing Rate + 4.00%
Hilton Grand Vacations Borrower LLC
3.76%, 08/02/2028
(q)
1,147 1,141
1 Month USD LIBOR + 3.00%
Hilton Worldwide Finance LLC
2.42%, 06/18/2026
(q)
1,000 988
3 Month USD LIBOR + 1.75%
$ 11,916
Machinery - Construction & Mining - 0.02%
Vertiv Group Corp
3.20%, 03/02/2027
(q)
748 727
1 Month USD LIBOR + 2.75%
Machinery - Diversified - 0.63%
Ali Group North America Corp
0.00%, 10/13/2028
(p),(q)
1,750 1,713
Engineered Machinery Holdings Inc
7.01%, 05/21/2029
(q)
22,333 22,222
1 Month USD LIBOR + 6.00%
TK Elevator US Newco Inc
4.02%, 07/30/2027
(q)
748 740
1 Month USD LIBOR + 3.50%
$ 24,675
Media - 0.65%
Altice Financing SA
0.00%, 07/15/2025
(p),(q)
748 734
3 Month USD LIBOR + 2.75%
3.79%, 01/06/2026
(q)
497 487
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
5.75%, 07/14/2026
(q)
2,494 2,450
1 Month USD LIBOR + 4.75%
CSC Holdings LLC
2.80%, 07/17/2025
(q)
3,730 3,653
3 Month USD LIBOR + 2.25%
Diamond Sports Group LLC
3.66%, 08/24/2026
(q)
2,494 826
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
5.76%, 08/02/2027
(q)
3,175 3,159
1 Month USD LIBOR + 5.00%
Dotdash Meredith
4.50%, 11/23/2028
(q)
1,496 1,480
3 Month USD LIBOR + 4.00%
Gray Television Inc
2.96%, 01/02/2026
(q)
500 496
3 Month USD LIBOR + 2.50%
iHeartCommunications Inc
3.66%, 05/01/2026
(q)
4,500 4,458
1 Month USD LIBOR + 3.00%
McGraw-Hill Education Inc
5.55%, 07/21/2028
(q)
1,247 1,222
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
2.88%, 01/17/2024
(q)
561 558
3 Month USD LIBOR + 2.25%
2.96%, 09/18/2026
(q)
1,000 990
1 Month USD LIBOR + 2.75%
Radiate Holdco LLC
4.00%, 09/25/2026
(q)
499 492
1 Month USD LIBOR + 3.25%
Univision Communications Inc
3.75%, 03/15/2024
(q)
1,500 1,493
3 Month USD LIBOR + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Bristol LLC
3.05%, 01/31/2028
(q)
$ 750 $ 739
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
3.50%, 12/08/2028
(q)
499 497
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ziggo Financing Partnership
3.05%, 04/17/2028
(q)
1,500 1,468
1 Month USD LIBOR + 2.50%
$ 25,202
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
4.80%, 09/22/2028
(q)
499 487
1 Month USD LIBOR + 4.00%
Mining - 0.17%
Artic Canadian Diamond Co Ltd
17.50%, 12/31/2027
(f),(q)
6,468 6,468
1 Month USD LIBOR + 5.00%
Miscellaneous Manufacturers - 0.07%
Gates Global LLC
3.26%, 03/31/2027
(q)
2,992 2,931
1 Month USD LIBOR + 2.75%
Oil & Gas - 0.09%
Delek US Holdings Inc
2.85%, 03/30/2025
(q)
499 489
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(q)
1,247 1,237
1 Month USD LIBOR + 5.50%
Gulf Finance LLC
0.00%, 08/25/2026
(p),(q)
1,995 1,812
1 Month USD LIBOR + 6.75%
$ 3,538
Packaging & Containers - 0.07%
Berry Global Inc
2.96%, 07/01/2026
(q)
1,000 983
1 Month USD LIBOR + 1.75%
Clydesdale Acquisition Holdings Inc
4.68%, 03/30/2029
(q)
430 424
1 Month USD LIBOR + 4.25%
Kloeckner Pentaplast of America Inc
5.55%, 02/12/2026
(q)
541 480
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
4.15%, 09/17/2028
(q)
499 486
1 Month USD LIBOR + 3.50%
TricorBraun Holdings Inc
3.75%, 03/03/2028
(q)
499 488
1 Month USD LIBOR + 3.25%
$ 2,861
Pharmaceuticals - 0.48%
Bausch Health Cos Inc
0.00%, 01/27/2027
(p),(q)
1,667 1,610
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Embecta Corp
3.65%, 01/26/2029
(q)
207 204
3 Month USD LIBOR + 3.00%
Endo Luxembourg Finance Co I Sarl
5.78%, 03/27/2028
(q)
3,247 3,004
1 Month USD LIBOR + 5.00%
Gainwell Acquisition Corp
5.01%, 10/01/2027
(q)
1,746 1,738
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
0.00%, 11/15/2027
(p),(q)
1,000 976
3 Month USD LIBOR + 2.00%

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl
0.00%, 05/05/2028
(p),(q)
$ 3,491 $ 3,484
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
6.25%, 09/24/2024
(q)
2,244 2,081
3 Month USD LIBOR + 2.75%
6.25%, 02/24/2025
(q)
1,000 926
3 Month USD LIBOR + 3.00%
Organon & Co
3.56%, 06/02/2028
(q)
3,250 3,232
1 Month USD LIBOR + 3.00%
Perrigo Investments LLC
3.04%, 04/06/2029
(q)
249 248
1 Month USD LIBOR + 2.50%
PRA Health Sciences Inc
3.56%, 06/16/2028
(q)
281 280
1 Month USD LIBOR + 2.50%
Prestige Brands Inc
2.50%, 06/09/2028
(q)
675 673
1 Month USD LIBOR + 2.00%
Vizient Inc
0.00%, 04/28/2029
(p),(q)
165 164
$ 18,620
Pipelines - 0.12%
Buckeye Partners LP
2.71%, 11/01/2026
(q)
748 742
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
0.00%, 11/17/2026
(p),(q)
750 743
4.56%, 11/17/2028
(q)
1,484 1,474
1 Month USD LIBOR + 3.50%
TransMontaigne Operating Co LP
4.03%, 11/03/2028
(q)
748 745
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
5.94%, 09/21/2024
(q)
971 967
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 4,671
REITs - 0.02%
Blackstone Mortgage Trust Inc
3.01%, 04/23/2026
(q)
997 982
1 Month USD LIBOR + 2.25%
Retail - 0.35%
1011778 BC ULC
2.51%, 11/14/2026
(q)
1,995 1,955
1 Month USD LIBOR + 1.75%
IRB Holding Corp
3.55%, 12/15/2027
(q)
997 983
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
0.00%, 06/30/2028
(p),(q)
746 625
1 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
4.00%, 11/02/2027
(q)
469 462
1 Month USD LIBOR + 3.25%
PetSmart LLC
4.51%, 02/11/2028
(q)
6,471 6,403
1 Month USD LIBOR + 3.75%
Reverb Buyer Inc
3.78%, 10/06/2028
(q)
420 416
1 Month USD LIBOR + 3.50%
RH
3.00%, 10/15/2028
(q)
997 957
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(q)
$ 997 $ 897
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
0.00%, 06/02/2028
(p),(q)
214 206
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Staples Inc
5.32%, 04/09/2026
(q)
997 955
3 Month USD LIBOR + 5.00%
$ 13,859
Semiconductors - 0.23%
Altar Bidco Inc
6.10%, 11/16/2029
(q)
3,570 3,512
1 Month USD LIBOR + 5.60%
Bright Bidco BV
0.00%, 06/30/2024
(p),(q)
4,048 1,887
3 Month USD LIBOR + 3.50%
Entegris Inc
0.00%, 03/02/2029
(p),(q)
500 500
MKS Instruments Inc
0.00%, 04/11/2029
(p),(q)
1,500 1,492
Synaptics Inc
2.75%, 10/20/2028
(q)
499 496
1 Month USD LIBOR + 2.25%
Ultra Clean Holdings Inc
4.21%, 08/27/2025
(q)
993 989
1 Month USD LIBOR + 3.75%
$ 8,876
Software - 1.69%
Applied Systems Inc
6.50%, 09/19/2025
(q)
3,179 3,169
1 Month USD LIBOR + 5.50%
AthenaHealth Group Inc
4.01%, 01/26/2029
(q)
855 842
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Boxer Parent Co Inc
4.51%, 10/02/2025
(q)
499 492
1 Month USD LIBOR + 3.75%
Camelot Finance SA
3.64%, 10/30/2026
(q)
1,995 1,969
1 Month USD LIBOR + 3.00%
CCC Intelligent Solutions Inc
3.26%, 09/15/2028
(q)
499 492
3 Month USD LIBOR + 2.50%
Ceridian HCM Holding Inc
3.26%, 04/04/2025
(q)
2,992 2,950
1 Month USD LIBOR + 2.50%
Cloudera Inc
6.50%, 08/10/2029
(q)
1,660 1,610
1 Month USD LIBOR + 6.00%
DTI Holdco Inc
5.50%, 04/21/2029
(q)
1,500 1,466
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
3.92%, 02/06/2026
(q)
1,247 1,236
1 Month USD LIBOR + 3.25%
Epicor Software Corp
4.01%, 07/30/2027
(q)
3,491 3,466
1 Month USD LIBOR + 3.25%
Finastra USA Inc
4.74%, 06/13/2024
(q)
4,488 4,348
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
4.76%, 12/01/2027
(q)
4,239 4,223
1 Month USD LIBOR + 4.00%

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
IGT Holding IV AB
4.51%, 03/31/2028
(q)
$ 1,247 $ 1,238
1 Month USD LIBOR + 3.75%
Informatica LLC
3.25%, 10/13/2028
(q)
2,250 2,214
1 Month USD LIBOR + 2.75%
Loyalty Ventures Inc
5.00%, 10/08/2027
(q)
1,809 1,760
1 Month USD LIBOR + 4.50%
MA FinanceCo LLC
4.51%, 01/14/2027
(q)
595 588
3 Month Euro Interbank Offered Rate +
4.00%
5.25%, 06/05/2025
(q)
835 829
1 Month USD LIBOR + 4.25%
Mitchell International Inc
7.00%, 10/15/2029
(q)
3,060 3,020
1 Month USD LIBOR + 6.50%
Mitnick Corporate Purchaser Inc
0.00%, 04/20/2029
(p),(q)
210 209
Physician Partners LLC
4.44%, 12/23/2028
(q)
750 743
1 Month USD LIBOR + 4.00%
Precisely
5.18%, 04/24/2028
(q)
2,244 2,211
3 Month USD LIBOR + 4.00%
Rackspace Technology Global Inc
3.50%, 02/03/2028
(q)
1,995 1,946
1 Month USD LIBOR + 2.75%
RealPage Inc
3.75%, 04/24/2028
(q)
499 490
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
0.00%, 12/08/2026
(p),(q)
1,250 973
3 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
3.51%, 06/21/2024
(q)
4,088 4,035
3 Month USD LIBOR + 2.50%
Skopima Consilio Parent LLC
8.00%, 04/30/2029
(q)
4,760 4,689
3 Month USD LIBOR + 7.50%
Sophia LP
0.00%, 10/07/2027
(p),(q)
1,496 1,478
1 Month USD LIBOR + 3.50%
SS&C Technologies Inc
2.26%, 04/16/2025
(q)
2,244 2,212
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
4.33%, 06/30/2026
(q)
499 497
1 Month USD LIBOR + 3.75%
UKG Inc
4.21%, 05/04/2026
(q)
4,489 4,438
1 Month USD LIBOR + 3.25%
4.76%, 05/04/2026
(q)
997 992
3 Month USD LIBOR + 3.75%
6.21%, 05/03/2027
(q)
1,825 1,806
3 Month USD LIBOR + 5.25%
Zelis Payments Buyer Inc
3.96%, 09/30/2026
(q)
2,743 2,723
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
3.76%, 02/01/2026
(q)
750 746
1 Month USD LIBOR + 3.00%
$ 66,100
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.92%
Altice France SA/France
4.51%, 08/14/2026
(q)
$ 2,985 $ 2,960
3 Month USD LIBOR + 4.00%
4.73%, 01/31/2026
(q)
249 246
3 Month USD LIBOR + 3.69%
Avaya Inc
4.55%, 12/15/2027
(q)
750 737
1 Month USD LIBOR + 4.00%
4.80%, 12/15/2027
(q)
2,500 2,459
1 Month USD LIBOR + 4.25%
Cincinnati Bell Inc
3.90%, 11/17/2028
(q)
748 744
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
3.86%, 04/06/2026
(q)
499 479
3 Month USD LIBOR + 3.25%
Delta Topco Inc
0.00%, 12/01/2027
(p),(q)
1,496 1,475
1 Month USD LIBOR + 3.75%
Frontier Communications Holdings LLC
4.81%, 05/01/2028
(q)
3,990 3,917
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
0.00%, 04/28/2028
(p),(q)
1,000 990
1 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
4.92%, 01/26/2029
(q)
2,244 2,177
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Intrado Corp
4.50%, 10/10/2024
(q)
491 453
3 Month USD LIBOR + 3.50%
5.00%, 10/10/2024
(q)
4,174 3,902
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
3.25%, 11/06/2026
(q)
1,496 1,485
1 Month USD LIBOR + 2.50%
Maxar Technologies Ltd
3.35%, 10/05/2024
(q)
4,250 4,211
1 Month USD LIBOR + 2.75%
Metronet Systems Holdings LLC
4.50%, 06/02/2028
(q)
1,995 1,975
1 Month USD LIBOR + 3.75%
MLN US Holdco LLC
4.95%, 11/30/2025
(q)
1,500 1,432
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.96%, 07/02/2025
(q)
750 743
3 Month USD LIBOR + 2.50%
Viasat Inc
4.80%, 02/23/2029
(q)
250 248
1 Month USD LIBOR + 4.50%
Xplornet Communications Inc
7.50%, 09/30/2029
(q)
5,510 5,441
1 Month USD LIBOR + 7.00%
$ 36,074
Transportation - 0.19%
ASP LS Acquisition Corp
8.25%, 04/30/2029
(q)
6,650 6,592
1 Month USD LIBOR + 7.50%
Genesee & Wyoming Inc
3.01%, 12/30/2026
(q)
499 494
1 Month USD LIBOR + 2.00%

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
XPO Logistics Inc
2.20%, 02/24/2025
(q)
$ 500 $ 495
1 Month USD LIBOR + 1.75%
$ 7,581
TOTAL SENIOR FLOATING RATE INTERESTS $ 616,232
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.51%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.51%
1.88%, 02/15/2032 $ 1,529 $ 1,396
1.88%, 11/15/2051 9,920 7,781
2.38%, 03/31/2029 7,120 6,864
2.50%, 03/31/2027 3,700 3,626
$ 19,667
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 19,667
Total Investments $ 4,062,126
Other Assets and Liabilities -  (4.16)% (162,164)
TOTAL NET ASSETS - 100.00% $ 3,899,962
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $40,983 or 1.05% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $46,272 or 1.19% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,389,419 or 35.63% of net assets.
( i ) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $116,766 or 2.99% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security purchased on a when-issued basis.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) This Senior Floating Rate Note will settle after April 30, 2022, at which time the interest rate will be determined.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23.98%
Mortgage Securities 11.15%
Consumer, Cyclical 9.91%
Consumer, Non-cyclical 9.60%
Communications 8.50%
Industrial 8.23%
Money Market Funds 7.67%
Energy 6.56%
Basic Materials 6.38%
Government 4.80%
Technology 3.87%
Utilities 3.15%
Investment Companies 0.29%
Diversified 0.07%
Other Assets and Liabilities
(4.16)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 149,440 $ 1,949,110 $ 1,812,45 2 $ 286,09 8
$ 149,440 $ 1,949,110 $ 1,812,45 2 $ 286,09 8
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 16 $ — $ — $ —
$ 16 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 15,032 $ 192 0.01%
Material Sciences Corp   8.25%, 01/09/2024 12/22/2016-06/30/2020 18,750 18,121 0.46%
Real Alloy Holding Inc 11.00%, 11/30/2023 05/31/2018-06/30/2020 17,944 17,944 0.46%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 41,564 41,564 1.07%
Specialty Steel Holdings, Inc. 11/15/2017 14,909 15,227 0.39%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 20,241 0.52%
Total $ 113,289 2.91%
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; June 2022 Short 8 $ 1,296 $ 118
US 10 Year Note; June 2022 Short 137 16,325 434
Total $ 552
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 05/31/2022 PLN 1,200 $ 270 $ — $ —
Barclays Bank PLC 05/31/2022 $ 1,148 PLN 5,151 — (11)
Citigroup Inc 05/17/2022 $ 14,098 EUR 12,967 412 —
Goldman Sachs & Co 05/03/2022 BRL 7,419 $ 1,490 11 —
Goldman Sachs & Co 06/02/2022 $ 1,147 BRL 5,768 — (8)
HSBC Securities Inc 05/03/2022 BRL 6,203 $ 1,241 13 —
HSBC Securities Inc 05/17/2022 EUR 950 $ 1,019 — (18)
HSBC Securities Inc 05/17/2022 $ 81 EUR 75 3 —
HSBC Securities Inc 05/31/2022 CZK 37,000 $ 1,583 — (1)
HSBC Securities Inc 05/31/2022 THB 38,750 $ 1,127 5 —
HSBC Securities Inc 05/31/2022 $ 657 RON 3,100 — (2)
HSBC Securities Inc 05/31/2022 $ 177 ZAR 2,800 — —
JPMorgan Chase 05/25/2022 $ 5,649 CNH 36,900 103 —
JPMorgan Chase 05/31/2022 PLN 5,040 $ 1,125 10 —
JPMorgan Chase 07/29/2022 $ 3,635 IDR 52,800,000 25 —
Morgan Stanley & Co 05/03/2022 $ 2,087 BRL 9,951 74 —
Morgan Stanley & Co 05/23/2022 CLP 731,411 $ 887 — (33)
Morgan Stanley & Co 05/31/2022 EUR 315 $ 331 2 —
Morgan Stanley & Co 05/31/2022 $ 323 ZAR 5,150 — (3)
Morgan Stanley & Co 05/31/2022 $ 996 EUR 944 — (1)
Standard Chartered Bank, Hong Kong 05/03/2022 $ 815 BRL 3,932 20 —
Total $ 678 $ (77)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .35 % Shares Held Value (000's)
Money Market Funds - 7 .35%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
53,985,412 $ 53,985
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b),(c)
274,824,389 274,824
$ 328,809
TOTAL INVESTMENT COMPANIES $ 328,809
COMMON STOCKS - 95 .20 % Shares Held Value (000's)
Apparel - 2 .51%
Gildan Activewear Inc 783,700 $ 26,555
Kering SA 55,978 29,784
LVMH Moet Hennessy Louis Vuitton SE 86,621 56,056
$ 112,395
Automobile Manufacturers - 3 .35%
Bayerische Motoren Werke AG 261,437 21,351
Ferrari NV 82,365 17,342
Kia Corp 473,170 31,035
Toyota Motor Corp 4,660,800 79,857
$ 149,585
Banks - 10 .46%
Bank Leumi Le-Israel BM 1,884,647 19,779
Bank Negara Indonesia Persero Tbk PT 23,265,300 14,696
Bank of Ireland Group PLC
(d)
2,299,670 13,938
Bank Rakyat Indonesia Persero Tbk PT 145,539,720 48,492
Canadian Imperial Bank of Commerce 178,700 19,756
DBS Group Holdings Ltd 1,850,000 44,882
DNB Bank ASA 1,365,789 26,465
Grupo Financiero Banorte SAB de CV 3,095,730 20,404
HDFC Bank Ltd ADR 349,031 19,270
ICICI Bank Ltd ADR 2,467,563 46,982
Kasikornbank PCL 4,122,600 18,142
Kotak Mahindra Bank Ltd 783,985 18,181
Lloyds Banking Group PLC 72,237,675 41,028
Nordea Bank Abp 2,683,736 26,757
PT Bank Central Asia Tbk 35,535,670 19,931
Toronto-Dominion Bank/The 599,924 43,332
United Overseas Bank Ltd 1,206,000 25,816
$ 467,851
Biotechnology - 1 .26%
CSL Ltd 209,650 40,012
Genmab A/S
(d)
46,937 16,505
$ 56,517
Building Materials - 4 .01%
Beijing New Building Materials PLC 2,116,198 9,180
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
2,966,687 20,143
China Lesso Group Holdings Ltd 11,247,000 14,065
Cie de Saint-Gobain 772,876 45,088
CRH PLC 962,476 38,042
Geberit AG 38,626 22,027
Kingspan Group PLC 173,863 15,967
Voltas Ltd 891,635 14,613
$ 179,125
Chemicals - 2 .74%
Air Liquide SA 192,532 33,310
Koninklijke DSM NV 155,162 26,084
Nippon Sanso Holdings Corp 560,900 10,094
Nutrien Ltd 268,700 26,404
Shin-Etsu Chemical Co Ltd 192,700 26,484
$ 122,376
Commercial Services - 0 .81%
Localiza Rent a Car SA 1,397,200 15,052
TechnoPro Holdings Inc 827,900 21,085
$ 36,137
Computers - 3 .89%
Capgemini SE 226,484 46,107
Globant SA
(d)
53,391 11,532
Infosys Ltd 2,378,007 48,196
Logitech International SA 472,473 30,748
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Nomura Research Institute Ltd 844,200 $ 23,871
WNS Holdings Ltd ADR
(d)
170,104 13,331
$ 173,785
Consumer Products - 0 .50%
Reckitt Benckiser Group PLC 287,518 22,422
Cosmetics & Personal Care - 1 .23%
L'Oreal SA
(e)
151,421 55,089
Distribution & Wholesale - 1 .74%
Ferguson PLC 273,896 34,360
ITOCHU Corp 1,109,800 33,495
Pop Mart International Group Ltd
(d),(f)
2,217,800 10,034
$ 77,889
Diversified Financial Services - 1 .95%
Banca Generali SpA 306,358 10,129
Euronext NV
(f)
125,265 10,036
Housing Development Finance Corp Ltd 874,610 25,234
KB Financial Group Inc 450,361 20,953
SBI Holdings Inc/Japan
(e)
496,700 11,110
St James's Place PLC 609,727 9,798
$ 87,260
Electric - 0 .97%
Iberdrola SA 3,777,300 43,404
Electronics - 1 .14%
Hoya Corp 381,104 37,821
Shimadzu Corp 402,900 13,172
$ 50,993
Engineering & Construction - 0 .69%
Anhui Honglu Steel Construction Group Co Ltd
(d)
1,374,783 7,452
Vinci SA
(e)
241,285 23,413
$ 30,865
Food - 4 .89%
Ajinomoto Co Inc 563,800 14,648
Danone SA
(e)
450,151 27,221
Dino Polska SA
(d),(f)
192,272 12,439
Nestle SA 745,965 96,300
Seven & i Holdings Co Ltd 1,254,300 55,461
Want Want China Holdings Ltd 13,761,000 12,422
$ 218,491
Healthcare - Products - 1 .70%
Alcon Inc 385,567 27,530
Getinge AB
(e)
770,964 22,302
Sartorius Stedim Biotech 28,362 9,281
Siemens Healthineers AG
(f)
313,189 16,746
$ 75,859
Healthcare - Services - 1 .59%
ICON PLC
(d)
145,005 32,802
Lonza Group AG 64,988 38,319
$ 71,121
Home Builders - 0 .92%
Persimmon PLC 747,546 19,469
Taylor Wimpey PLC 13,798,755 21,702
$ 41,171
Home Furnishings - 2 .33%
Haier Smart Home Co Ltd 5,774,400 20,400
Howden Joinery Group PLC 2,907,097 27,523
Sony Group Corp 653,900 56,432
$ 104,355
Insurance - 4 .03%
AIA Group Ltd 4,264,800 41,897
ASR Nederland NV 255,321 11,604
AXA SA
(e)
1,014,484 26,838
Fairfax Financial Holdings Ltd 55,300 30,386
ICICI Lombard General Insurance Co Ltd
(f)
685,040 11,387
Legal & General Group PLC 5,281,871 16,464
Sampo Oyj 499,600 24,259

Schedule of Investments
Diversified International Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Tryg A/S 730,213 $ 17,362
$ 180,197
Internet - 0 .21%
East Money Information Co Ltd 2,721,720 9,201
Leisure Products & Services - 0 .94%
Shimano Inc 177,400 31,432
Yamaha Motor Co Ltd 506,000 10,447
$ 41,879
Machinery - Construction & Mining - 0 .98%
Mitsubishi Heavy Industries Ltd 689,100 23,560
Weir Group PLC/The 1,041,669 20,026
$ 43,586
Machinery - Diversified - 2 .82%
Atlas Copco AB - A Shares
(e)
475,943 21,578
Ebara Corp 792,600 36,402
GEA Group AG 360,144 14,019
Keyence Corp 81,500 32,763
NARI Technology Co Ltd 2,889,192 13,771
Shanghai Friendess Electronic Technology Corp
Ltd
(d)
207,473 7,657
$ 126,190
Metal Fabrication & Hardware - 0 .21%
APL Apollo Tubes Ltd
(d)
696,511 9,289
Mining - 2 .40%
Anglo American PLC 708,995 31,402
Franco-Nevada Corp 305,926 46,244
Rio Tinto Ltd 372,167 29,440
$ 107,086
Miscellaneous Manufacturers - 0 .36%
JSR Corp 594,000 16,130
Oil & Gas - 5 .32%
BP PLC 7,352,496 35,496
Cenovus Energy Inc 1,092,200 20,192
Equinor ASA 1,087,370 36,753
Inpex Corp 1,572,900 18,715
Petroleo Brasileiro SA ADR 1,434,907 19,472
Reliance Industries Ltd 917,694 33,250
Shell PLC 1,900,682 51,025
Tourmaline Oil Corp 445,100 22,923
$ 237,826
Pharmaceuticals - 7 .35%
AstraZeneca PLC 628,973 83,931
Dechra Pharmaceuticals PLC 210,577 9,542
Novo Nordisk A/S 822,792 93,985
Roche Holding AG 257,700 95,559
Sanofi
(e)
265,442 28,056
UCB SA 156,018 17,735
$ 328,808
Pipelines - 0 .21%
Gaztransport Et Technigaz SA 78,419 9,338
Private Equity - 3 .39%
3i Group PLC 3,880,539 63,506
Brookfield Asset Management Inc 1,557,953 77,713
Intermediate Capital Group PLC 542,076 10,373
$ 151,592
Real Estate - 0 .68%
Mitsubishi Estate Co Ltd 1,392,300 20,281
Tokyo Tatemono Co Ltd 725,000 10,222
$ 30,503
REITs - 0 .55%
Segro PLC 1,472,089 24,646
Retail - 3 .24%
Alimentation Couche-Tard Inc 1,072,692 47,754
Bosideng International Holdings Ltd 30,782,000 15,353
Home Product Center PCL 28,988,000 12,603
JD Sports Fashion PLC
(d)
13,299,931 21,914
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Wal-Mart de Mexico SAB de CV 13,361,778 $ 47,360
$ 144,984
Semiconductors - 7 .82%
ASM International NV 64,366 19,342
ASML Holding NV 150,312 85,308
MediaTek Inc 830,000 22,881
Novatek Microelectronics Corp 1,042,000 13,784
Renesas Electronics Corp
(d)
2,701,000 28,841
Samsung Electronics Co Ltd 1,524,906 81,268
Taiwan Semiconductor Manufacturing Co Ltd 5,426,544 98,126
$ 349,550
Software - 0 .36%
Dassault Systemes SE 365,443 16,162
Telecommunications - 1 .63%
Nice Ltd ADR
(d)
60,862 12,563
Nippon Telegraph & Telephone Corp 1,316,400 38,793
SoftBank Group Corp 519,300 21,359
$ 72,715
Toys, Games & Hobbies - 1 .44%
Nintendo Co Ltd 141,100 64,397
Transportation - 2 .58%
Canadian National Railway Co 395,748 46,542
Canadian Pacific Railway Ltd 639,900 46,808
Deutsche Post AG 519,314 22,186
$ 115,536
TOTAL COMMON STOCKS $ 4,256,305
Total Investments $ 4,585,114
Other Assets and Liabilities -  (2.55)% (114,158)
TOTAL NET ASSETS - 100.00% $ 4,470,956
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $188,675 or 4.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $178,484 or 3.99% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $60,642 or 1.36% of net assets.

Schedule of Investments
Diversified International Fund
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 16 .50%
United Kingdom 12 .18%
Canada 10 .17%
France 9 .08%
United States 7 .35%
Switzerland 6 .95%
India 5 .36%
Netherlands 3 .40%
Taiwan 3 .01%
Korea, Republic Of 2 .98%
Denmark 2 .86%
China 2 .79%
Ireland 2 .25%
Indonesia 1 .86%
Germany 1 .65%
Singapore 1 .58%
Australia 1 .55%
Mexico 1 .52%
Norway 1 .41%
Hong Kong 1 .28%
Finland 1 .14%
Sweden 0 .98%
Spain 0 .97%
Brazil 0 .78%
Israel 0 .72%
Thailand 0 .68%
Italy 0 .62%
Belgium 0 .39%
Poland 0 .28%
Uruguay 0 .26%
Other Assets and Liabilities
( 2 .55 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 178,446 $ 1,226,183 $ 1,129,805 $ 274,824
$ 178,446 $ 1,226,183 $ 1,129,805 $ 274,824
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.05% Shares Held Value (000's)
Money Market Funds - 2.05%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
202,575,892 $ 202,576
TOTAL INVESTMENT COMPANIES $ 202,576
COMMON STOCKS - 97.80% Shares Held Value (000's)
Apparel - 1.48%
NIKE Inc 1,167,950 $ 145,643
Automobile Manufacturers - 2.23%
PACCAR Inc 2,655,063 220,503
Automobile Parts & Equipment - 1.99%
Magna International Inc 3,250,574 195,912
Banks - 9.69%
Bank of America Corp 3,227,199 115,147
First Republic Bank/CA 1,211,288 180,748
JPMorgan Chase & Co 1,950,280 232,786
Morgan Stanley 2,901,617 233,841
PNC Financial Services Group Inc /The 1,164,871 193,485
$ 956,007
Beverages - 2.23%
Coca-Cola Co/The 3,398,592 219,583
Biotechnology - 1.89%
Corteva Inc 3,225,046 186,053
Chemicals - 2.29%
Air Products and Chemicals Inc 572,930 134,106
PPG Industries Inc 714,610 91,463
$ 225,569
Computers - 1.83%
Apple Inc 1,142,614 180,133
Diversified Financial Services - 3.50%
BlackRock Inc 349,887 218,568
Discover Financial Services 1,125,317 126,553
$ 345,121
Electric - 5.51%
Eversource Energy 1,257,383 109,896
NextEra Energy Inc 2,104,016 149,427
Sempra Energy 376,823 60,804
WEC Energy Group Inc 1,087,668 108,821
Xcel Energy Inc 1,570,218 115,034
$ 543,982
Food - 3.68%
Hormel Foods Corp 4,795,903 251,257
Tyson Foods Inc 1,205,517 112,306
$ 363,563
Healthcare - Products - 5.84%
Abbott Laboratories 2,300,913 261,154
Medtronic PLC 2,095,275 218,663
STERIS PLC 431,770 96,738
$ 576,555
Healthcare - Services - 1.19%
UnitedHealth Group Inc 231,194 117,574
Insurance - 3.55%
Chubb Ltd 946,157 195,334
Fidelity National Financial Inc 3,889,178 154,867
$ 350,201
Machinery - Construction & Mining - 0.75%
Caterpillar Inc 352,830 74,285
Machinery - Diversified - 2.40%
Deere & Co 626,171 236,411
Media - 2.02%
Cable One Inc 56,240 65,587
Comcast Corp - Class A 3,362,905 133,709
$ 199,296
Miscellaneous Manufacturers - 3.59%
Parker-Hannifin Corp 834,722 226,059
Trane Technologies PLC 917,114 128,295
$ 354,354
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 5.17%
Chevron Corp 842,448 $ 131,987
EOG Resources Inc 1,678,333 195,962
Marathon Petroleum Corp 2,093,034 182,638
$ 510,587
Pharmaceuticals - 11.07%
Becton Dickinson and Co 847,623 209,524
Eli Lilly & Co 89,610 26,178
Merck & Co Inc 3,263,622 289,451
Novartis AG ADR 2,097,567 184,649
Pfizer Inc 3,190,323 156,549
Roche Holding AG ADR 4,883,680 225,528
$ 1,091,879
Pipelines - 1.84%
Enterprise Products Partners LP 7,024,652 182,009
Private Equity - 2.07%
KKR & Co Inc 4,015,822 204,686
REITs - 4.70%
Alexandria Real Estate Equities Inc 976,374 177,856
Digital Realty Trust Inc 1,213,517 177,319
Realty Income Corp 1,567,099 108,694
$ 463,869
Retail - 3.55%
Costco Wholesale Corp 350,774 186,513
Starbucks Corp 978,552 73,039
Target Corp 397,479 90,884
$ 350,436
Semiconductors - 3.44%
Microchip Technology Inc 2,691,603 175,493
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,763,687 163,899
$ 339,392
Software - 3.33%
Fidelity National Information Services Inc 1,044,077 103,520
Microsoft Corp 472,653 131,171
SAP SE ADR 928,058 93,548
$ 328,239
Telecommunications - 4.93%
BCE Inc 5,123,628 272,423
Verizon Communications Inc 4,617,733 213,801
$ 486,224
Transportation - 2.04%
Expeditors International of Washington Inc 986,499 97,732
Union Pacific Corp 443,911 104,004
$ 201,736
TOTAL COMMON STOCKS $ 9,649,802
Total Investments $ 9,852,378
Other Assets and Liabilities -  0.15% 14,492
TOTAL NET ASSETS - 100.00% $ 9,866,870
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.

Schedule of Investments
Equity Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 25.90%
Financial 23.51%
Consumer, Cyclical 9 .25%
Industrial 8.78%
Technology 8.60%
Energy 7.01%
Communications 6.95%
Utilities 5.51%
Basic Materials 2.29%
Money Market Funds 2.05%
Other Assets and Liabilities
0.15%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 211,675 $ 1,488,091 $ 1,497,190 $ 202,576
$ 211,675 $ 1,488,091 $ 1,497,190 $ 202,576
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10.20% Shares Held Value (000's)
Exchange-Traded Funds - 1.36%
iShares JP Morgan USD Emerging Markets Bond
ETF
101,565 $ 9,230
Money Market Funds - 8 .84%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
60,282,135 60,282
TOTAL INVESTMENT COMPANIES $ 69,512
BONDS - 84.63%
Principal
Amount (000's) Value (000's)
Banks - 7.09%
Absa Group Ltd
6.38%, 05/27/2026
(c),(d),(e)
$ 5,153 $ 4,947
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(c),(d),(e),(f)
5,600 5,013
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(c),(d),(e)
400 358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(d),(e),(f)
8,025 7,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
HDFC Bank Ltd
3.70%, 08/25/2026
(c),(d),(e),(f)
5,400 4,927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.93%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 8,856 8,413
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(c),(d),(e)
4,025 3,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Korea Development Bank/The
0.84%, 02/18/2023 8,525 8,531
3 Month USD LIBOR + 0.35%
QIB Sukuk Ltd
1.67%, 02/07/2025 5,000 5,027
3 Month USD LIBOR + 1.35%
$ 48,318
Building Materials - 0.39%
Cemex SAB de CV
5.13%, 06/08/2026
(c),(d),(f)
2,650 2,421
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.13%, 06/08/2026
(c),(d)
300 274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
$ 2,695
Chemicals - 2.13%
ICL Group Ltd
6.38%, 05/31/2038
(f)
4,625 4,972
Sasol Financing USA LLC
4.38%, 09/18/2026 5,775 5,407
5.50%, 03/18/2031 4,575 4,118
$ 14,497
Commercial Services - 0.61%
Bidvest Group UK PLC/The
3.63%, 09/23/2026
(f)
4,500 4,129
Electric - 1.74%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
700 601
3.95%, 02/12/2030 4,250 3,645
Alfa Desarrollo SpA
4.55%, 09/27/2051
(f)
2,643 2,072
Comision Federal de Electricidad
5.00%, 09/29/2036 4,582 4,427
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NPC Ukrenergo
6.88%, 11/09/2026
(f)
$ 3,550 $ 1,146
$ 11,891
Energy - Alternate Sources - 0.53%
Energo-Pro AS
8.50%, 02/04/2027
(f)
3,825 3,634
Engineering & Construction - 1.10%
IHS Holding Ltd
5.63%, 11/29/2026
(f)
4,900 4,655
5.63%, 11/29/2026 300 285
State Agency of Roads of Ukraine
6.25%, 06/24/2028
(f)
5,600 1,749
6.25%, 06/24/2028 2,550 797
$ 7,486
Internet - 2.35%
Prosus NV
3.26%, 01/19/2027
(f)
7,500 6,707
3.26%, 01/19/2027 350 313
Tencent Holdings Ltd
3.68%, 04/22/2041 1,625 1,324
3.93%, 01/19/2038 2,875 2,482
4.53%, 04/11/2049 775 693
United Group BV
4.00%, 11/15/2027 EUR 1,200 1,123
4.63%, 08/15/2028
(f)
3,575 3,349
$ 15,991
Iron & Steel - 0.71%
CSN Inova Ventures
6.75%, 01/28/2028 $ 4,900 4,863
Lodging - 1.00%
Melco Resorts Finance Ltd
5.25%, 04/26/2026 500 438
5.63%, 07/17/2027
(f)
1,250 1,066
5.63%, 07/17/2027 1,150 981
5.75%, 07/21/2028 2,700 2,242
Studio City Finance Ltd
5.00%, 01/15/2029 3,000 2,070
$ 6,797
Media - 0.35%
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
2,650 2,412
Mining - 1.82%
Endeavour Mining PLC
5.00%, 10/14/2026
(f)
3,125 2,849
Stillwater Mining Co
4.00%, 11/16/2026
(f)
6,725 6,167
4.00%, 11/16/2026 450 412
4.50%, 11/16/2029
(f)
3,150 2,788
4.50%, 11/16/2029 200 177
$ 12,393
Oil & Gas - 8.29%
Energean Israel Finance Ltd
4.88%, 03/30/2026
(f)
6,625 6,141
5.38%, 03/30/2028
(f)
6,400 5,878
Kosmos Energy Ltd
7.13%, 04/04/2026 3,675 3,588
7.50%, 03/01/2028
(f)
1,150 1,107
7.50%, 03/01/2028 2,400 2,310
Leviathan Bond Ltd
5.75%, 06/30/2023
(f)
2,850 2,831
6.13%, 06/30/2025
(f)
4,250 4,207
6.50%, 06/30/2027
(f)
5,525 5,424
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(f)
3,775 3,284

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
5.35%, 02/12/2028 $ 4,425 $ 3,928
6.63%, 06/15/2035 1,100 892
6.70%, 02/16/2032 3,575 3,081
6.75%, 09/21/2047 6,427 4,644
6.84%, 01/23/2030 5,950 5,422
SA Global Sukuk Ltd
0.95%, 06/17/2024 4,000 3,785
$ 56,522
Pipelines - 1.35%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(f)
4,852 4,267
2.16%, 03/31/2034 5,597 4,921
$ 9,188
Real Estate - 0.63%
Agile Group Holdings Ltd
5.50%, 04/21/2025 1,050 344
5.50%, 05/17/2026 400 129
6.05%, 10/13/2025 600 197
Kaisa Group Holdings Ltd
0.00%, 07/23/2023
(g)
1,300 267
0.00%, 06/30/2024
(g)
600 122
9.95%, 07/23/2025 1,300 264
Logan Group Co Ltd
4.25%, 07/12/2025 1,875 520
4.85%, 12/14/2026 900 234
5.25%, 10/19/2025 500 141
5.75%, 01/14/2025 525 144
Powerlong Real Estate Holdings Ltd
4.90%, 05/13/2026 400 144
6.25%, 08/10/2024 800 336
6.95%, 07/23/2023 1,150 541
Sunac China Holdings Ltd
5.95%, 04/26/2024 850 197
6.80%, 10/20/2024 2,450 562
7.00%, 07/09/2025 600 132
$ 4,274
Sovereign - 53.72%
1MDB Global Investments Ltd
4.40%, 03/09/2023 16,600 16,476
Angolan Government International Bond
8.00%, 11/26/2029 3,825 3,573
8.75%, 04/14/2032
(f)
10,150 9,599
9.38%, 05/08/2048 575 518
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(h)
30,200 9,483
1.13%, 07/09/2035
(h)
20,681 5,901
2.00%, 01/09/2038
(h)
2,750 987
2.50%, 07/09/2041
(h)
1,350 451
Bahamas Government International Bond
6.00%, 11/21/2028 6,700 4,850
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2027 BRL 173,100 32,605
Chile Government International Bond
2.25%, 10/30/2022 $ 4,000 3,999
China Government International Bond
1.95%, 12/03/2024 2,500 2,444
Colombia Government International Bond
5.00%, 06/15/2045 1,875 1,392
5.20%, 05/15/2049 2,700 2,028
5.63%, 02/26/2044 7,150 5,717
6.13%, 01/18/2041 4,700 4,148
Dominican Republic International Bond
4.50%, 01/30/2030 1,400 1,207
4.88%, 09/23/2032 4,875 4,101
6.00%, 02/22/2033
(f)
3,500 3,175
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ecuador Government International Bond
0.50%, 07/31/2040
(h)
$ 6,875 $ 3,733
1.00%, 07/31/2035
(h)
9,225 5,768
5.00%, 07/31/2030
(h)
4,200 3,403
Egypt Government International Bond
7.90%, 02/21/2048 5,625 3,843
8.50%, 01/31/2047 7,300 5,286
8.88%, 05/29/2050 1,925 1,415
El Salvador Government International Bond
6.38%, 01/18/2027 1,650 676
7.12%, 01/20/2050 6,950 2,502
7.63%, 09/21/2034 1,100 417
7.63%, 02/01/2041 4,200 1,579
7.65%, 06/15/2035 2,350 898
8.63%, 02/28/2029 950 381
Indonesia Treasury Bond
5.50%, 04/15/2026 IDR 189,000,000 12,692
Iraq International Bond
5.80%, 01/15/2028 $ 14,981 14,461
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 12,875 11,389
4.88%, 01/30/2032
(f)
2,775 2,455
5.88%, 10/17/2031 1,700 1,601
Mexican Bonos
7.75%, 11/23/2034 MXN 608,900 26,692
Mexico Government International Bond
4.13%, 01/21/2026 $ 2,000 2,004
4.35%, 01/15/2047 2,450 1,980
Nigeria Government International Bond
7.14%, 02/23/2030 6,575 5,613
8.25%, 09/28/2051
(f)
3,950 2,982
8.25%, 09/28/2051 6,025 4,549
8.38%, 03/24/2029
(f)
7,325 6,824
Oman Government International Bond
6.50%, 03/08/2047 4,025 3,679
6.75%, 01/17/2048 7,375 6,902
7.00%, 01/25/2051 650 624
Panama Government International Bond
4.00%, 09/22/2024 5,000 5,016
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 554,000 30,555
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 8,925 6,752
5.65%, 09/27/2047 1,200 951
5.75%, 09/30/2049 6,275 4,974
7.30%, 04/20/2052 3,700 3,460
Romanian Government International Bond
1.38%, 12/02/2029 EUR 1,658 1,415
2.00%, 01/28/2032 2,850 2,290
2.00%, 04/14/2033 8,550 6,571
2.75%, 04/14/2041 2,675 1,888
2.88%, 04/13/2042 2,700 1,903
3.75%, 02/07/2034 400 358
3.75%, 02/07/2034
(f)
5,150 4,606
3.88%, 10/29/2035 725 646
Saudi Government International Bond
2.88%, 03/04/2023 $ 3,100 3,108
4.50%, 10/26/2046 9,325 8,931
Slovenia Government International Bond
5.25%, 02/18/2024 5,000 5,178
Sri Lanka Government International Bond
5.75%, 04/18/2023 800 345
6.20%, 05/11/2027 2,650 1,120
6.35%, 06/28/2024 1,200 510
6.75%, 04/18/2028 500 211
6.83%, 07/18/2026 4,350 1,892

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Sri Lanka Government International Bond
(continued)
6.85%, 11/03/2025 $ 7,950 $ 3,488
7.55%, 03/28/2030 1,900 803
Tunisian Republic
5.63%, 02/17/2024 EUR 1,450 1,051
5.75%, 01/30/2025 $ 3,250 2,210
6.38%, 07/15/2026 EUR 8,675 5,738
Turkey Government International Bond
5.75%, 05/11/2047 $ 6,150 4,384
6.00%, 01/14/2041 1,200 906
Ukraine Government International Bond
0.00%, 05/31/2040
(g),(h)
4,725 1,378
6.88%, 05/21/2029
(f)
4,300 1,346
6.88%, 05/21/2029 3,275 1,025
7.75%, 09/01/2025 1,800 595
7.75%, 09/01/2026 3,950 1,311
Zambia Government International Bond
0.00%, 04/14/2024
(g)
3,025 2,269
$ 366,186
Supranational Bank - 0.82%
Africa Finance Corp
2.88%, 04/28/2028
(f)
6,100 5,566
TOTAL BONDS $ 576,842
Total Investments $ 646,354
Other Assets and Liabilities -  5.17% 35,259
TOTAL NET ASSETS - 100.00% $ 681,613
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $26,347 or 3.87% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $137,572 or 20.18% of net assets.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 14.03%
Mexico 8.97%
South Africa 7.58%
Israel 5.38%
Brazil 5.35%
Cayman Islands 4.71%
Nigeria 2.93%
Romania 2.89%
Virgin Islands, British 2.72%
Argentina 2.47%
Cote d'Ivoire 2.26%
Iraq 2.12%
Angola 2.01%
Colombia 1.95%
Ecuador 1.90%
Indonesia 1.86%
Saudi Arabia 1.77%
Netherlands 1.69%
Oman 1.64%
Egypt 1.55%
Ukraine 1.38%
Jersey, Channel Islands 1.35%
India 1.34%
Tunisia 1.31%
Dominican Republic 1.25%
Korea, Republic Of 1.25%
Azerbaijan 1.23%
Sri Lanka 1.22%
United Kingdom 1.03%
El Salvador 0.95%
Chile 0.89%
Supranational 0 .82%
Turkey 0.77%
Slovenia 0.76%
Panama 0.74%
Bahamas 0.71%
Czech Republic 0.53%
Luxembourg 0.48%
China 0.36%
Ireland 0.35%
Zambia 0.33%
Other Assets and Liabilities
5.17%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 54,289 $ 328,799 $ 322,806 $ 60,282
$ 54,289 $ 328,799 $ 322,806 $ 60,282
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 5 $ — $ — $ —
$ 5 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; June 2022 Short 64 $ 10,370 $ 434
Euro-BTP; June 2022 Short 82 11,275 1,176
US 10 Year Note; June 2022 Short 277 33,006 92
Total $ 1,702
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 05/17/2022 EUR 1,300 $ 1,372 $ 2 $ (2)
Citigroup Inc 05/17/2022 $ 635 EUR 600 2 —
Citigroup Inc 05/25/2022 CLP 500,000 $ 580 4 —
Citigroup Inc 05/25/2022 $ 214 CZK 5,000 — —
Goldman Sachs & Co 05/10/2022 MYR 29,150 $ 6,801 — (97)
Goldman Sachs & Co 05/10/2022 $ 6,724 MYR 29,150 21 —
HSBC Securities Inc 05/17/2022 EUR 3,275 $ 3,542 — (85)
HSBC Securities Inc 05/17/2022 $ 53,241 EUR 48,985 1,537 —
HSBC Securities Inc 05/25/2022 CZK 323,600 $ 14,300 — (451)
HSBC Securities Inc 05/25/2022 HUF 3,533,000 $ 10,243 — (409)
HSBC Securities Inc 05/25/2022 ILS 1,200 $ 365 — (5)
HSBC Securities Inc 05/25/2022 $ 3,761 MXN 77,000 3 —
HSBC Securities Inc 05/25/2022 $ 28,272 EUR 26,100 715 —
HSBC Securities Inc 05/25/2022 $ 984 CNH 6,500 7 —
HSBC Securities Inc 06/09/2022 EGP 108,600 $ 5,882 — (110)
HSBC Securities Inc 06/09/2022 $ 6,617 EGP 108,600 844 —
JPMorgan Chase 05/25/2022 BRL 33,600 $ 6,905 — (158)
JPMorgan Chase 05/25/2022 CLP 17,550,000 $ 21,460 — (968)
JPMorgan Chase 05/25/2022 CNH 5,000 $ 757 — (6)
JPMorgan Chase 05/25/2022 CZK 4,000 $ 175 — (3)
JPMorgan Chase 05/25/2022 EUR 13,000 $ 13,796 — (70)
JPMorgan Chase 05/25/2022 ILS 63,700 $ 19,605 — (488)
JPMorgan Chase 05/25/2022 PLN 61,600 $ 14,302 — (424)
JPMorgan Chase 05/25/2022 $ 13,826 PLN 61,600 — (52)
JPMorgan Chase 05/25/2022 $ 411 CLP 350,000 2 —
JPMorgan Chase 05/25/2022 $ 603 ILS 2,000 3 —
JPMorgan Chase 05/25/2022 $ 7,006 MXN 143,300 13 —
JPMorgan Chase 05/25/2022 $ 12,148 PEN 46,800 — (19)
JPMorgan Chase 05/25/2022 $ 20,399 BRL 95,150 1,293 —
JPMorgan Chase 05/25/2022 $ 13,819 CZK 322,600 13 —
JPMorgan Chase 05/25/2022 $ 33,848 CNH 221,100 621 —
JPMorgan Chase 05/25/2022 $ 10,677 EUR 9,875 251 —
JPMorgan Chase 05/25/2022 $ 7,131 ZAR 111,400 93 —
JPMorgan Chase 05/25/2022 $ 9,823 HUF 3,533,000 — (11)
JPMorgan Chase 06/08/2022 EGP 107,200 $ 5,645 73 (18)
JPMorgan Chase 06/08/2022 $ 6,587 EGP 107,200 887 —
JPMorgan Chase 07/29/2022 $ 12,392 IDR 180,000,000 87 —
Total $ 6,471 $ (3,376)
Amounts in thousands.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaps
Counterparty
Floating Rate
Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
HSBC Securities
Inc
3 Month
Kuala Lumpur
Interbank
Offered Rate
Receive 3.15% Quarterly Quarterly N/A 06/15/2024 MYR 161,000 $ 93 $ — $ 93 $ —
HSBC Securities
Inc
3 Month
Kuala Lumpur
Interbank
Offered Rate
Receive 3.15% Quarterly Quarterly N/A 06/15/2024 80,500 48 (2) 46 —
HSBC Securities
Inc
3 Month
Kuala Lumpur
Interbank
Offered Rate
Receive 3.15% Quarterly Quarterly N/A 06/15/2024 65,600 67 (29) 38 —
Total $ 208 $ (31) $ 177 $ —
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of
Deposit
Receive 2.98% Annual Annual N/A 06/15/2027 KRW 18,400,000 $ 57 $ — $ 57
3 Month KRW Certificate of
Deposit
Receive 2.98% Annual Annual N/A 06/15/2027 15,700,000 (27) 76 49
3 Month KRW Certificate of
Deposit
Pay 3.38% Annual Annual N/A 06/21/2024 91,900,000 (1) — (1)
6 Month Prague Interbank
Offered Rate
Pay 4.74% Semiannual Annual N/A 06/15/2027 CZK 561,000 (172) 5 (167)
6 Month Prague Interbank
Offered Rate
Pay 3.57% Semiannual Annual N/A 06/15/2032 295,000 (727) (132) (859)
6 Month Prague Interbank
Offered Rate
Pay 3.57% Semiannual Annual N/A 06/15/2032 125,000 (339) (25) (364)
6 Month Prague Interbank
Offered Rate
Receive 3.57% Annual Semiannual N/A 06/15/2032 975,000 2,926 (87) 2,839
6 Month Prague Interbank
Offered Rate
Pay 3.57% Semiannual Annual N/A 06/15/2032 245,000 (78) (635) (713)
6 Month Thai Baht Interest Rate
Fixing
Receive 1.76% Annual Annual N/A 06/15/2027 THB 452,000 364 — 364
6 Month Thai Baht Interest Rate
Fixing
Receive 1.24% Annual Annual N/A 06/15/2024 250,000 12 54 66
6 Month Thai Baht Interest Rate
Fixing
Receive 1.24% Annual Annual N/A 06/15/2024 3,500,000 930 — 930
India Overnight Mumbai
Interbank Outright Rate
Receive 6.11% Annual Annual N/A 06/15/2027 INR 2,761,000 908 — 908
India Overnight Mumbai
Interbank Outright Rate
Receive 6.11% Annual Annual N/A 06/15/2027 1,050,000 345 — 345
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2024 1,499,000 56 25 81
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2027 1,545,000 712 — 712
India Overnight Mumbai
Interbank Outright Rate
Receive 5.87% Annual Annual N/A 06/15/2024 1,545,000 83 — 83
India Overnight Mumbai
Interbank Outright Rate
Pay 5.87% Annual Annual N/A 06/15/2027 1,545,000 (712) — (712)
India Overnight Mumbai
Interbank Outright Rate
Receive 6.11% Annual Annual N/A 06/15/2027 200,000 11 55 66
Secured Overnight Financing
Rate
Receive 1.81% Annual Annual N/A 03/18/2026 $ 75,700 1,408 — 1,408
Secured Overnight Financing
Rate
Receive 1.81% Annual Annual N/A 03/18/2026 32,200 487 112 599
Sinacofi Chile Interbank Rate
Avg
Receive 6.96% Annual Annual N/A 06/15/2024 CLP 61,500,000 935 — 935
Sinacofi Chile Interbank Rate
Avg
Pay 6.96% Annual Annual N/A 06/15/2024 16,600,000 56 (308) (252)
Sinacofi Chile Interbank Rate
Avg
Pay 6.96% Annual Annual N/A 06/15/2024 21,000,000 5 (324) (319)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Sinacofi Chile Interbank Rate
Avg
Pay 6.96% Annual Annual N/A 06/15/2024 CLP 23,900,000 $ 76 $ (440) $ (364)
Total $ 7,315 $ (1,624) $ 5,691
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Emerging Markets Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8 .02 % Shares Held Value (000's)
Money Market Funds - 8 .02%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
517,630 $ 518
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(c)
19,349,843 19,350
$ 19,868
TOTAL INVESTMENT COMPANIES $ 19,868
COMMON STOCKS - 92 .02 % Shares Held Value (000's)
Agriculture - 0 .94%
Muyuan Foods Co Ltd 113,900 $ 886
SLC Agricola SA
(d)
133,530 1,437
$ 2,323
Airlines - 0 .36%
Copa Holdings SA
(d)
11,843 893
Apparel - 0 .46%
Youngone Corp 30,264 1,141
Automobile Manufacturers - 3 .70%
Ashok Leyland Ltd 1,063,570 1,750
Eicher Motors Ltd 36,218 1,236
Hyundai Motor Co 16,165 2,345
Kia Corp 43,819 2,874
Yadea Group Holdings Ltd
(e)
634,000 956
$ 9,161
Automobile Parts & Equipment - 0 .68%
Fuyao Glass Industry Group Co Ltd
(e)
171,600 701
Weichai Power Co Ltd 709,000 991
$ 1,692
Banks - 8 .97%
Bank Rakyat Indonesia Persero Tbk PT 9,489,382 3,162
China Merchants Bank Co Ltd 322,000 1,941
Grupo Financiero Banorte SAB de CV 317,700 2,094
HDFC Bank Ltd 103,193 1,850
ICICI Bank Ltd 410,278 3,944
Kasikornbank PCL 294,400 1,295
Kotak Mahindra Bank Ltd 52,563 1,219
PT Bank Central Asia Tbk 4,299,900 2,412
Saudi National Bank/The 183,199 3,840
Vietnam Technological & Commercial Joint Stock
Bank
(d)
239,500 456
$ 22,213
Beverages - 2 .29%
Arca Continental SAB de CV 215,500 1,370
China Resources Beer Holdings Co Ltd 212,000 1,245
Kweichow Moutai Co Ltd 5,600 1,537
Tsingtao Brewery Co Ltd 186,000 1,506
$ 5,658
Biotechnology - 0 .10%
I-Mab ADR
(d)
18,905 237
Building Materials - 2 .95%
Amber Enterprises India Ltd
(d)
30,265 1,460
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
271,821 1,846
China Lesso Group Holdings Ltd 1,182,000 1,478
China National Building Material Co Ltd 760,000 1,011
Voltas Ltd 61,601 1,009
Xinyi Glass Holdings Ltd 229,000 507
$ 7,311
Chemicals - 1 .95%
Asian Paints Ltd 29,601 1,248
Ganfeng Lithium Co Ltd
(e)
75,600 905
Navin Fluorine International Ltd 21,770 1,112
Petronas Chemicals Group Bhd 395,500 926
Supreme Industries Ltd 25,191 639
$ 4,830
Coal - 0 .44%
Exxaro Resources Ltd 76,976 1,100
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .44%
GPS Participacoes e Empreendimentos SA
(e)
337,092 $ 1,009
Localiza Rent a Car SA 83,200 896
MegaStudyEdu Co Ltd 13,836 1,039
NICE Information Service Co Ltd 41,896 609
$ 3,553
Computers - 2 .38%
CI&T Inc
(d),(f)
35,930 456
Globant SA
(d)
4,690 1,013
Infosys Ltd 142,096 2,880
TDCX Inc ADR
(d)
58,202 806
WNS Holdings Ltd ADR
(d)
9,299 729
$ 5,884
Distribution & Wholesale - 1 .35%
AKR Corporindo Tbk PT 17,195,700 1,262
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
753,815 2,092
$ 3,354
Diversified Financial Services - 4 .48%
Bajaj Finance Ltd 17,286 1,490
Banco BTG Pactual SA 256,850 1,204
BOC Aviation Ltd
(e)
111,500 875
CreditAccess Grameen Ltd
(d)
107,786 1,450
Fubon Financial Holding Co Ltd 1,036,861 2,604
Hong Kong Exchanges & Clearing Ltd 14,100 598
KB Financial Group Inc 61,641 2,868
$ 11,089
Electric - 0 .58%
China Longyuan Power Group Corp Ltd 740,000 1,427
Electrical Components & Equipment - 0 .97%
Delta Electronics Inc 174,000 1,452
Frencken Group Ltd 931,500 945
$ 2,397
Electronics - 0 .70%
Lotes Co Ltd 32,000 783
Voltronic Power Technology Corp 22,000 962
$ 1,745
Energy - Alternate Sources - 0 .89%
Sao Martinho SA 232,729 2,198
Food - 3 .54%
Bid Corp Ltd 80,676 1,694
Dino Polska SA
(d),(e)
23,848 1,543
JBS SA 172,300 1,321
Nestle India Ltd 3,535 843
Tingyi Cayman Islands Holding Corp 968,000 1,766
Want Want China Holdings Ltd 1,768,000 1,596
$ 8,763
Gas - 0 .39%
China Resources Gas Group Ltd 254,000 954
Hand & Machine Tools - 0 .25%
Techtronic Industries Co Ltd 47,000 627
Healthcare - Products - 0 .88%
Osstem Implant Co Ltd 14,674 1,314
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
18,400 863
$ 2,177
Healthcare - Services - 0 .88%
Hygeia Healthcare Holdings Co Ltd
(e)
124,400 601
Pharmaron Beijing Co Ltd
(e)
66,800 839
WuXi AppTec Co Ltd
(e)
54,000 735
$ 2,175
Home Furnishings - 0 .79%
Haier Smart Home Co Ltd 352,600 1,246
Vestel Beyaz Esya Sanayi ve Ticaret AS 1,154,880 712
$ 1,958

Schedule of Investments
Global Emerging Markets Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .22%
AIA Group Ltd 202,600 $ 1,990
ICICI Lombard General Insurance Co Ltd
(e)
58,519 973
ICICI Prudential Life Insurance Co Ltd
(e)
110,366 754
PICC Property & Casualty Co Ltd 1,236,000 1,264
Ping An Insurance Group Co of China Ltd 154,500 976
Qualitas Controladora SAB de CV 375,400 2,024
$ 7,981
Internet - 9 .95%
Alibaba Group Holding Ltd
(d)
438,924 5,354
East Money Information Co Ltd 221,852 750
JD.com Inc
(d)
114,433 3,568
My EG Services Bhd 6,756,500 1,447
Sea Ltd ADR
(d)
7,975 660
Tencent Holdings Ltd 254,000 11,970
Trip.com Group Ltd ADR
(d)
37,178 879
$ 24,628
Investment Companies - 0 .50%
VEF AB
(d)
2,206,097 879
Yangzijiang Financial Holding Pte Ltd
(d)
914,500 360
$ 1,239
Iron & Steel - 2 .03%
Gerdau SA ADR 183,324 1,040
Hunan Valin Steel Co Ltd 859,889 747
Severstal PAO 31,471 —
Vale SA 189,900 3,228
$ 5,015
Lodging - 0 .33%
Galaxy Entertainment Group Ltd 142,000 810
Machinery - Diversified - 1 .08%
NARI Technology Co Ltd 175,882 838
Shanghai Friendess Electronic Technology Corp
Ltd
(d)
16,642 614
WEG SA 199,800 1,225
$ 2,677
Metal Fabrication & Hardware - 0 .69%
APL Apollo Tubes Ltd
(d)
66,315 884
Astral Ltd 29,114 814
$ 1,698
Mining - 2 .10%
Anglo American PLC 53,983 2,391
Impala Platinum Holdings Ltd 134,713 1,743
Polyus PJSC 686 —
Shandong Gold Mining Co Ltd
(e)
570,750 1,054
$ 5,188
Miscellaneous Manufacturers - 0 .53%
Elite Material Co Ltd 84,000 621
Pidilite Industries Ltd 22,058 697
$ 1,318
Oil & Gas - 5 .74%
Indian Oil Corp Ltd 1,031,016 1,682
MOL Hungarian Oil & Gas PLC 83,795 710
Petroleo Brasileiro SA 455,800 3,102
PTT Exploration & Production PCL 281,700 1,233
Reliance Industries Ltd 206,709 7,490
$ 14,217
Pharmaceuticals - 0 .53%
Caplin Point Laboratories Ltd 72,949 669
Grand Pharmaceutical Group Ltd 1,050,000 643
$ 1,312
Pipelines - 1 .23%
Gaztransport Et Technigaz SA 25,530 3,040
Real Estate - 0 .38%
Multiplan Empreendimentos Imobiliarios SA 186,900 933
Retail - 3 .22%
Ace Hardware Indonesia Tbk PT 12,740,500 916
Bosideng International Holdings Ltd 2,138,000 1,066
China Yongda Automobiles Services Holdings Ltd 738,000 684
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Home Product Center PCL 1,977,000 $ 860
Jumbo SA 66,994 1,086
Wal-Mart de Mexico SAB de CV 680,300 2,411
Yifeng Pharmacy Chain Co Ltd 172,873 952
$ 7,975
Semiconductors - 15 .17%
ASML Holding NV - NY Reg Shares 2,255 1,271
Hana Materials Inc 15,436 759
Keystone Microtech Corp 66,000 494
MediaTek Inc 83,000 2,288
Novatek Microelectronics Corp 61,300 811
Parade Technologies Ltd 15,000 713
RichWave Technology Corp 67,400 452
Samsung Electronics Co Ltd 224,755 11,978
SK Hynix Inc 27,105 2,375
Taiwan Semiconductor Manufacturing Co Ltd 907,685 16,414
$ 37,555
Shipbuilding - 0 .24%
Yangzijiang Shipbuilding Holdings Ltd 914,500 597
Software - 1 .00%
NetEase Inc 129,625 2,483
Telecommunications - 1 .36%
America Movil SAB de CV ADR 89,319 1,735
Millicom International Cellular SA
(d),(f)
21,363 482
Route Mobile Ltd 34,090 723
Shenzhen Transsion Holdings Co Ltd 33,858 428
$ 3,368
Transportation - 0 .36%
MISC Bhd 494,500 885
TOTAL COMMON STOCKS $ 227,779
PREFERRED STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 0.00%
(d)
20,961 $ 42
TOTAL PREFERRED STOCKS $ 42
Total Investments $ 247,689
Other Assets and Liabilities -  (0.06)% (160)
TOTAL NET ASSETS - 100.00% $ 247,529
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $518 or
0.21% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,945 or 4.42% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $508 or 0.21% of net assets.

Schedule of Investments
Global Emerging Markets Fund
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 22 .71%
India 15 .17%
Korea, Republic Of 11 .04%
Taiwan 10 .87%
United States 8 .31%
Brazil 8 .13%
Mexico 3 .90%
Hong Kong 3 .40%
Indonesia 3 .14%
South Africa 1 .83%
Malaysia 1 .69%
Saudi Arabia 1 .55%
Thailand 1 .37%
France 1 .23%
Singapore 1 .10%
United Kingdom 0 .97%
Poland 0 .62%
Netherlands 0 .51%
Greece 0 .44%
Uruguay 0 .41%
Panama 0 .36%
Sweden 0 .35%
Turkey 0 .29%
Hungary 0 .29%
Luxembourg 0 .20%
Vietnam 0 .18%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 5,586 $ 65,189 $ 51,425 $ 19,350
$ 5,586 $ 65,189 $ 51,425 $ 19,350
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .55 % Shares Held Value (000's)
Money Market Funds - 2 .55%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
5,787,981 $ 5,788
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b),(c)
69,761,071 69,761
$ 75,549
TOTAL INVESTMENT COMPANIES $ 75,549
COMMON STOCKS - 97 .97 % Shares Held Value (000's)
Engineering & Construction - 1 .14%
Cellnex Telecom SA
(d)
312,386 $ 14,560
Lendlease Corp Ltd 2,255,646 19,323
$ 33,883
Entertainment - 0 .79%
Marriott Vacations Worldwide Corp 156,607 23,386
Home Builders - 0 .72%
DR Horton Inc 306,976 21,363
Lodging - 0 .49%
Travel + Leisure Co 261,161 14,489
Private Equity - 1 .01%
Capitaland Investment Ltd/Singapore
(e)
9,879,000 29,955
Real Estate - 11 .86%
Aroundtown SA 3,672,341 18,466
Castellum AB 757,512 15,001
CK Asset Holdings Ltd 3,236,000 21,937
Fabege AB 1,418,472 17,218
Hongkong Land Holdings Ltd 3,213,647 14,992
Mitsubishi Estate Co Ltd 3,437,200 50,068
Mitsui Fudosan Co Ltd 2,586,793 54,824
New World Development Co Ltd 9,768,250 37,361
Samhallsbyggnadsbolaget i Norden AB
(f)
1,093,520 3,435
Sumitomo Realty & Development Co Ltd 237,400 6,298
Sun Hung Kai Properties Ltd 1,308,000 15,064
Vonovia SE 1,837,140 73,194
Wharf Real Estate Investment Co Ltd 2,589,000 12,201
Wihlborgs Fastigheter AB
(f)
649,899 11,268
$ 351,327
REITs - 81 .43%
Agree Realty Corp 433,146 29,419
Alexandria Real Estate Equities Inc 350,451 63,838
Allied Properties Real Estate Investment Trust 1,314,479 42,699
American Homes 4 Rent 1,663,547 65,893
American Tower Corp 207,002 49,892
Apartment Income REIT Corp 769,665 37,844
AvalonBay Communities Inc 431,050 98,055
Big Yellow Group PLC 741,925 13,408
Brandywine Realty Trust 186,462 2,176
Broadstone Net Lease Inc 1,283,618 26,558
Canadian Apartment Properties REIT 723,606 28,344
CapitaLand Integrated Commercial Trust 21,951,618 36,782
Charter Hall Group 1,105,425 11,880
Cousins Properties Inc 795,908 28,573
CubeSmart 1,145,470 54,421
Daiwa House REIT Investment Corp 9,481 23,077
Daiwa Office Investment Corp 4,355 24,655
Dexus 5,446,455 42,583
Equinix Inc 98,577 70,885
Equity LifeStyle Properties Inc 406,430 31,409
Essex Property Trust Inc 274,453 90,369
Extra Space Storage Inc 430,083 81,716
Federal Realty Investment Trust 66,742 7,813
First Industrial Realty Trust Inc 930,946 53,995
Gecina SA 192,823 21,721
Goodman Group 2,369,522 39,438
GPT Group/The 7,050,209 25,063
Great Portland Estates PLC 1,787,203 15,180
Healthcare Realty Trust Inc 628,437 17,018
Healthcare Trust of America Inc 1,130,914 34,448
Industrial & Infrastructure Fund Investment Corp 16,480 23,647
Inmobiliaria Colonial Socimi SA 2,817,961 23,433
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
InterRent Real Estate Investment Trust 1,057,490 $ 11,615
Invitation Homes Inc 2,114,016 84,180
Japan Metropolitan Fund Invest 42,420 33,717
Kilroy Realty Corp 604,583 42,321
Klepierre SA 1,039,185 24,874
Link REIT 1,911,600 16,512
Mapletree Industrial Trust 8,279,000 15,557
Medical Properties Trust Inc 1,553,510 28,569
Merlin Properties Socimi SA 2,336,396 25,382
Mori Hills REIT Investment Corp 9,968 11,305
Nippon Accommodations Fund Inc 765 3,768
Nomura Real Estate Master Fund Inc
(e)
7,223 9,069
Park Hotels & Resorts Inc 864,971 17,049
Prologis Inc 872,234 139,810
Prologis Property Mexico SA de CV 4,289,657 11,520
Regency Centers Corp 589,559 40,579
Rexford Industrial Realty Inc 1,122,460 87,597
Sabra Health Care REIT Inc 1,283,127 14,987
Safestore Holdings PLC 1,943,116 30,569
Saul Centers Inc 211,303 10,905
Segro PLC 5,730,645 95,943
Sekisui House Reit Inc 21,989 12,867
Simon Property Group Inc 103,987 12,270
STORE Capital Corp 1,172,931 33,346
Summit Industrial Income REIT 2,675,217 42,357
Sun Communities Inc 416,075 73,050
Sunstone Hotel Investors Inc
(e)
2,070,614 25,365
Terreno Realty Corp 261,839 19,049
UNITE Group PLC/The 1,355,829 19,199
Ventas Inc 1,538,712 85,475
VICI Properties Inc 2,456,151 73,218
Welltower Inc 343,710 31,212
Weyerhaeuser Co 333,058 13,729
$ 2,413,197
Telecommunications - 0 .53%
NEXTDC Ltd
(e)
2,018,687 15,673
TOTAL COMMON STOCKS $ 2,903,273
Total Investments $ 2,978,822
Other Assets and Liabilities -  (0.52)% (15,310)
TOTAL NET ASSETS - 100.00% $ 2,963,512
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,218 or 0.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,560 or 0.49% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,237 or 0.65% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 61 .13%
Japan 8 .55%
United Kingdom 5 .88%
Australia 5 .20%
Canada 4 .22%
Hong Kong 3 .99%
Singapore 2 .77%
Germany 2 .47%
Spain 2 .14%
Sweden 1 .59%
France 1 .57%
Luxembourg 0 .62%
Mexico 0 .39%
Other Assets and Liabilities
( 0 .52 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 28,391 $ 438,119 $ 396,749 $ 69,761
$ 28,391 $ 438,119 $ 396,749 $ 69,761
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .28 % Shares Held Value (000's)
Money Market Funds - 5 .28%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
72,419,689 $ 72,420
TOTAL INVESTMENT COMPANIES $ 72,420
BONDS - 16 .67%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 8 .49%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 176 $ 175
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 1,723 1,721
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 1,421 1,420
BMW Vehicle Owner Trust 2020-A
0.48%, 10/25/2024 13,382 13,266
Capital One Prime Auto Receivables Trust 2021-1
0.32%, 02/18/2025 7,697 7,623
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025
(c)
14,025 14,025
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 1,499 1,497
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 2,638 2,616
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 10,675 10,554
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 6,987 6,926
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 9,575 9,500
Drive Auto Receivables Trust 2021-2
0.36%, 05/15/2024 1,513 1,509
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 1,462 1,460
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 7,947 7,876
GM Financial Consumer Automobile Receivables
Trust 2022-2
2.52%, 05/16/2025 10,730 10,699
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
1,245 1,244
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
572 572
Santander Drive Auto Receivables Trust 2021-4
0.37%, 08/15/2024 1,808 1,802
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 9,365 9,289
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
4,198 4,185
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
6,065 6,011
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 2,468 2,456
$ 116,426
Commercial Mortgage Backed Securities - 0 .75%
Ginnie Mae
0.27%, 10/16/2054
(e),(f)
23,863 313
0.39%, 10/16/2053
(e),(f)
5,297 93
0.41%, 06/16/2057
(e),(f)
5,069 113
0.52%, 04/16/2047
(e),(f)
44,100 668
0.54%, 11/16/2052
(e),(f)
24,888 379
0.55%, 08/16/2051
(e),(f)
32,351 610
0.56%, 03/16/2060
(e),(f)
11,054 488
0.61%, 07/16/2060
(e),(f)
7,077 352
0.64%, 02/16/2053
(e),(f)
18,790 350
0.66%, 12/16/2053
(e),(f)
9,679 190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
2.60%, 05/16/2059 $ 1,814 $ 1,704
2.60%, 03/16/2060 2,814 2,652
Wells Fargo Commercial Mortgage Trust
2015-C31
4.75%, 11/15/2048
(f)
2,500 2,368
$ 10,280
Mortgage Backed Securities - 4 .88%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
4,878 4,814
CSMC Trust 2015-1
3.94%, 01/25/2045
(d),(f)
3,584 3,523
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,960 279
7.00%, 04/25/2024
(e)
5 —
Fannie Mae REMICS
1.27%, 04/25/2027 3 3
1.00 x 1 Month USD LIBOR + 0.60%
1.43%, 06/25/2045
(e)
6,891 242
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
4,625 220
3.00%, 07/25/2032
(e)
5,389 469
3.00%, 10/25/2040
(e)
2,377 124
3.00%, 04/25/2042 1,164 1,154
3.00%, 05/25/2048 981 949
3.00%, 01/25/2051
(e)
14,333 2,336
3.50%, 02/25/2036
(e)
3,442 365
3.50%, 01/25/2040
(e)
184 1
3.50%, 02/25/2043 271 270
3.50%, 02/25/2043
(e)
3,522 141
3.50%, 07/25/2043
(e)
5,760 471
3.50%, 08/25/2045 2,462 2,450
4.50%, 04/25/2045
(e)
9,133 1,596
7.00%, 04/25/2032 418 458
Freddie Mac REMICS
3.00%, 10/15/2041 181 181
3.00%, 04/15/2046 1,124 1,095
3.50%, 04/15/2040
(e)
94 1
4.00%, 11/15/2042
(e)
2,235 235
4.00%, 11/15/2045 553 558
6.50%, 08/15/2027 19 19
Ginnie Mae
2.00%, 12/20/2050
(e)
27,853 3,114
2.50%, 10/20/2050
(e)
16,929 2,051
2.50%, 12/20/2050
(e)
11,778 1,480
3.00%, 07/20/2050
(e)
9,635 1,472
3.00%, 09/20/2050
(e)
17,249 2,525
3.00%, 10/20/2050
(e)
11,902 1,783
3.00%, 11/20/2050
(e)
22,323 3,382
3.00%, 11/20/2050
(e)
14,235 2,200
3.00%, 12/20/2050
(e)
9,095 1,398
3.00%, 01/20/2051
(e)
18,380 2,768
3.50%, 08/20/2039
(e)
3,326 61
3.50%, 01/20/2043
(e)
8,308 1,433
3.50%, 10/20/2049
(e)
14,493 2,471
4.00%, 11/16/2038 15 15
4.00%, 04/20/2044
(e)
2,257 198
4.00%, 01/20/2046
(e)
2,631 187
5.00%, 11/20/2039 1,334 1,405
5.51%, 06/20/2046
(e)
2,595 416
(1.00) x 1 Month USD LIBOR + 6.10%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
814 779
New Residential Mortgage Loan Trust 2015-2
5.44%, 08/25/2055
(d),(f)
4,411 4,392

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
NRP Mortgage Trust 2013-1
3.29%, 07/25/2043
(d),(f)
$ 2,677 $ 2,391
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(f)
1,712 1,691
Sequoia Mortgage Trust 2017-3
3.74%, 04/25/2047
(d),(f)
2,161 2,090
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
242 232
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
5,000 5,050
$ 66,938
Other Asset Backed Securities - 2 .55%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(c),(d)
14,400 14,398
HPEFS Equipment Trust
0.69%, 07/22/2030
(d)
6,803 6,793
1.02%, 05/21/2029
(d)
13,960 13,749
$ 34,940
TOTAL BONDS $ 228,584
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 111 .97%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4 .87%
2.23%, 10/01/2032 $ 1 $ 1
1.00 x 12 Month USD LIBOR + 1.98%
2.50%, 08/01/2027 455 447
2.50%, 02/01/2028 1,447 1,421
3.00%, 02/01/2027 1,171 1,166
3.00%, 02/01/2032 3,731 3,717
3.00%, 01/01/2033 2,501 2,491
3.00%, 04/01/2035 1,000 967
3.00%, 03/01/2037 2,161 2,084
3.00%, 10/01/2042 3,675 3,547
3.00%, 05/01/2043 1,324 1,277
3.00%, 07/01/2045 3,325 3,192
3.00%, 10/01/2046 5,048 4,839
3.50%, 11/01/2026 701 704
3.50%, 02/01/2032 1,626 1,621
3.50%, 04/01/2032 1,524 1,519
3.50%, 12/01/2041 1,285 1,272
3.50%, 04/01/2042 2,981 2,949
3.50%, 07/01/2042 3,979 3,936
3.50%, 08/01/2043 2,657 2,629
3.50%, 02/01/2044 2,756 2,730
3.50%, 11/01/2046 2,297 2,257
4.00%, 12/01/2041 2,404 2,454
4.00%, 07/01/2042 1,865 1,908
4.00%, 09/15/2042 702 714
4.00%, 10/01/2045 4,097 4,169
4.50%, 04/01/2041 2,533 2,652
4.50%, 11/01/2043 2,136 2,243
5.00%, 10/01/2025 15 15
5.00%, 12/01/2032 11 11
5.00%, 02/01/2033 200 213
5.00%, 01/01/2034 1,808 1,927
5.00%, 05/01/2034 34 35
5.00%, 07/01/2035 1 1
5.00%, 07/01/2035 18 18
5.00%, 10/01/2035 3 3
5.00%, 11/01/2035 155 164
5.00%, 07/01/2044 1,350 1,434
5.00%, 03/01/2048 2,501 2,679
5.50%, 05/01/2033 3 3
5.50%, 10/01/2033 7 7
5.50%, 12/01/2033 143 152
5.50%, 07/01/2037 8 8
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 14 15
6.00%, 06/01/2028 3 3
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 05/01/2031 $ 44 $ 48
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 9 10
6.00%, 11/01/2033 204 216
6.00%, 09/01/2034 31 34
6.00%, 02/01/2035 17 18
6.00%, 10/01/2036 17 19
6.00%, 03/01/2037 54 58
6.00%, 05/01/2037 69 77
6.00%, 03/01/2038 22 23
6.00%, 04/01/2038 33 35
6.00%, 07/01/2038 100 108
6.00%, 10/01/2038 52 57
6.50%, 08/01/2022 1 1
6.50%, 05/01/2023 9 9
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 15 16
6.50%, 04/01/2031 54 57
6.50%, 10/01/2031 27 29
6.50%, 02/01/2032 4 4
6.50%, 04/01/2032 3 3
6.50%, 04/01/2035 3 3
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 97 101
7.00%, 06/01/2029 37 39
7.00%, 01/01/2031 1 1
7.00%, 04/01/2031 24 25
7.00%, 10/01/2031 54 58
7.00%, 04/01/2032 65 72
7.50%, 12/01/2030 3 2
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 6 6
8.50%, 07/01/2029 56 58
$ 66,790
Federal National Mortgage Association (FNMA) - 0 .33%
1.95%, 12/01/2033 22 22
1.00 x 12 Month USD LIBOR + 1.70%
3.00%, 04/01/2043 3,660 3,566
5.50%, 05/01/2033 59 60
6.00%, 01/01/2032 72 73
6.00%, 04/01/2033 106 110
6.00%, 09/01/2034 181 188
6.50%, 06/01/2031 30 32
6.50%, 11/01/2032 200 208
6.50%, 11/01/2032 74 77
7.00%, 08/01/2028 23 25
7.00%, 12/01/2028 29 31
7.00%, 07/01/2029 25 26
7.00%, 07/01/2032 21 21
7.50%, 12/01/2024 25 26
7.50%, 02/01/2030 30 30
$ 4,495
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 65 .50%
1.50%, 10/01/2036 11,606 10,630
2.00%, 08/01/2028 1,026 973
2.00%, 07/01/2030 2,699 2,560
2.00%, 11/01/2035 9,430 8,849
2.00%, 11/01/2035 6,201 5,819
2.00%, 05/01/2037
(g)
48,000 44,972
2.00%, 10/01/2050 6,146 5,443
2.00%, 03/01/2051 14,695 13,034
2.00%, 05/01/2051 17,993 15,931
2.00%, 07/01/2051 16,611 14,679
2.00%, 09/01/2051 15,300 13,520
2.00%, 11/01/2051 11,742 10,385

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 11/01/2051 $ 19,288 $ 17,068
2.00%, 11/01/2051 12,742 11,257
2.00%, 11/01/2051 10,798 9,552
2.00%, 12/01/2051 12,679 11,212
2.00%, 12/01/2051 12,783 11,303
2.00%, 12/01/2051 19,534 17,276
2.00%, 12/01/2051 19,805 17,522
2.00%, 01/01/2052 16,503 14,593
2.00%, 01/01/2052 35,031 30,982
2.00%, 02/01/2052 15,352 13,576
2.00%, 02/01/2052 12,946 11,467
2.50%, 06/01/2027 1,649 1,618
2.50%, 05/01/2028 854 838
2.50%, 08/01/2028 1,097 1,073
2.50%, 03/01/2030 3,001 2,943
2.50%, 07/01/2030 3,665 3,596
2.50%, 12/01/2031 4,118 4,038
2.50%, 08/01/2035 8,621 8,274
2.50%, 10/01/2035 8,766 8,412
2.50%, 04/01/2050 7,528 6,890
2.50%, 06/01/2050 9,047 8,282
2.50%, 08/01/2050 19,423 17,775
2.50%, 07/01/2051 14,134 12,946
2.50%, 12/01/2051 9,836 8,994
2.50%, 05/01/2052
(g)
123,155 112,344
3.00%, 04/01/2027 1,177 1,172
3.00%, 05/01/2029 2,323 2,312
3.00%, 01/01/2030 190 189
3.00%, 08/01/2031 4,158 4,139
3.00%, 06/01/2033 4,989 4,944
3.00%, 12/01/2034 1,759 1,736
3.00%, 10/01/2036 3,502 3,438
3.00%, 05/01/2037
(g)
20,000 19,602
3.00%, 12/01/2042 3,255 3,138
3.00%, 01/01/2043 2,961 2,854
3.00%, 07/01/2045 1,342 1,287
3.00%, 01/01/2046 3,167 3,039
3.00%, 07/01/2046 3,585 3,439
3.00%, 10/01/2046 4,050 3,880
3.00%, 12/01/2046 4,286 4,108
3.00%, 08/01/2049 1,763 1,670
3.00%, 10/01/2049 4,131 3,918
3.00%, 12/01/2049 4,893 4,640
3.00%, 01/01/2050 7,189 6,817
3.00%, 02/01/2050 6,594 6,253
3.00%, 07/01/2050 6,892 6,525
3.00%, 08/01/2050 5,431 5,142
3.00%, 09/01/2050 8,060 7,644
3.00%, 05/01/2052
(g)
46,000 43,373
3.50%, 08/01/2031 2,159 2,176
3.50%, 02/01/2033 4,252 4,285
3.50%, 09/01/2033 4,281 4,312
3.50%, 06/01/2039 1,679 1,685
3.50%, 06/01/2042 1,292 1,277
3.50%, 11/01/2042 2,512 2,483
3.50%, 02/01/2043 1,209 1,200
3.50%, 05/01/2043 1,737 1,724
3.50%, 03/01/2045 2,639 2,604
3.50%, 03/01/2045 1,294 1,278
3.50%, 09/01/2045 2,444 2,414
3.50%, 11/01/2048 8,173 8,114
3.50%, 03/01/2050 10,093 9,984
3.50%, 05/01/2052
(g)
75,000 72,732
4.00%, 01/01/2034 538 547
4.00%, 10/01/2037 2,158 2,180
4.00%, 09/01/2040 1,055 1,070
4.00%, 02/01/2042 1,062 1,079
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 03/01/2043 $ 1,622 $ 1,645
4.00%, 08/01/2044 2,084 2,131
4.00%, 11/01/2044 1,598 1,634
4.00%, 07/01/2045 2,736 2,796
4.00%, 08/01/2045 3,165 3,236
4.00%, 08/01/2046 4,554 4,618
4.00%, 07/01/2047 4,391 4,489
4.00%, 10/01/2047 3,499 3,558
4.00%, 02/01/2048 3,713 3,776
4.00%, 05/01/2052
(g)
42,500 42,258
4.50%, 09/01/2025 340 350
4.50%, 08/01/2039 1,380 1,443
4.50%, 03/01/2041 1,527 1,589
4.50%, 09/01/2043 3,197 3,353
4.50%, 09/01/2043 2,202 2,310
4.50%, 11/01/2043 2,917 3,042
4.50%, 10/01/2044 1,877 1,950
4.50%, 12/01/2044 4,030 4,227
4.50%, 05/01/2045 1,926 2,021
4.50%, 09/01/2045 2,432 2,542
4.50%, 10/01/2045 3,526 3,698
4.50%, 11/01/2045 4,398 4,596
5.00%, 01/01/2026 16 16
5.00%, 04/01/2035 76 80
5.00%, 05/01/2035 31 33
5.00%, 07/01/2035 11 11
5.00%, 02/01/2038 1,131 1,205
5.00%, 03/01/2038 647 691
5.00%, 02/01/2040 3,236 3,487
5.00%, 05/01/2040 1,343 1,435
5.00%, 07/01/2040 738 785
5.00%, 07/01/2041 3,646 3,894
5.00%, 02/01/2044 1,590 1,698
5.00%, 06/01/2044 1,606 1,707
5.00%, 05/01/2048 2,750 2,943
5.50%, 06/01/2026 18 19
5.50%, 07/01/2033 310 330
5.50%, 02/01/2037 2 2
5.50%, 12/01/2037 562 599
5.50%, 03/01/2038 91 97
6.00%, 12/01/2022 1 1
6.00%, 03/01/2029 16 17
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 5 6
6.00%, 11/01/2037 10 11
6.00%, 02/01/2038 32 35
6.00%, 03/01/2038 29 31
6.00%, 04/01/2039 264 283
6.50%, 09/01/2024 15 16
6.50%, 08/01/2028 11 12
6.50%, 03/01/2029 17 18
6.50%, 06/01/2031 51 55
6.50%, 12/01/2031 1 2
6.50%, 01/01/2032 25 27
6.50%, 04/01/2032 5 5
6.50%, 04/01/2032 9 9
6.50%, 08/01/2032 41 44
6.50%, 02/01/2033 55 58
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 24 25
6.50%, 08/01/2036 18 19
6.50%, 10/01/2036 15 17
6.50%, 11/01/2036 13 15
6.50%, 07/01/2037 8 8
6.50%, 07/01/2037 14 15
6.50%, 08/01/2037 249 272

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 08/01/2037 $ 18 $ 19
6.50%, 02/01/2038 16 17
6.50%, 05/01/2038 3 3
7.00%, 11/01/2031 87 92
7.50%, 01/01/2031 1 1
7.50%, 08/01/2032 5 5
8.50%, 09/01/2025 1 1
$ 898,467
Government National Mortgage Association (GNMA) - 19 .08%
2.00%, 08/20/2050 11,035 10,080
2.00%, 01/20/2051 11,457 10,448
2.00%, 02/20/2051 18,710 17,046
2.50%, 06/20/2050 19,947 18,561
2.50%, 05/20/2051 19,374 18,028
2.50%, 05/01/2052 24,750 22,964
3.00%, 11/15/2042 1,632 1,575
3.00%, 12/15/2042 2,028 1,945
3.00%, 02/15/2043 2,951 2,831
3.00%, 07/20/2045 5,884 5,663
3.00%, 07/20/2046 1,970 1,895
3.00%, 08/20/2046 4,276 4,112
3.00%, 09/20/2046 4,040 3,859
3.00%, 09/20/2046 5,219 5,032
3.00%, 11/20/2046 2,370 2,253
3.00%, 12/20/2046 2,691 2,588
3.00%, 02/20/2047 3,421 3,290
3.00%, 08/20/2047 2,041 1,962
3.00%, 11/15/2047 4,619 4,509
3.00%, 05/01/2052 11,750 11,200
3.50%, 08/20/2042 2,146 2,135
3.50%, 05/15/2043 3,746 3,763
3.50%, 06/20/2043 2,875 2,861
3.50%, 08/15/2043 3,158 3,133
3.50%, 04/20/2045 1,794 1,789
3.50%, 02/20/2047 1,400 1,393
3.50%, 05/20/2047 7,653 7,792
3.50%, 10/20/2047 2,505 2,474
3.50%, 11/20/2047 2,522 2,574
3.50%, 05/01/2052 37,500 36,683
4.00%, 08/15/2041 1,615 1,669
4.00%, 09/15/2041 3,179 3,284
4.00%, 03/15/2044 2,083 2,162
4.00%, 10/20/2044 1,867 1,891
4.00%, 01/20/2048 8,157 8,421
4.00%, 05/01/2052 26,000 26,038
5.00%, 02/15/2034 57 61
5.00%, 10/15/2039 1,241 1,324
5.50%, 07/20/2033 473 510
5.50%, 03/20/2034 511 557
5.50%, 05/20/2035 49 54
6.00%, 10/15/2023 17 17
6.00%, 11/15/2023 2 2
6.00%, 11/15/2023 3 3
6.00%, 04/20/2026 14 14
6.00%, 10/20/2028 2 2
6.00%, 02/20/2029 24 26
6.00%, 02/15/2033 11 11
6.00%, 07/20/2033 412 448
6.00%, 08/15/2038 60 63
6.50%, 09/15/2023 1 1
6.50%, 09/15/2023 1 1
6.50%, 10/15/2023 1 1
6.50%, 12/15/2023 1 2
6.50%, 12/15/2023 2 2
6.50%, 01/15/2024 4 5
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 01/15/2024 $ 3 $ 4
6.50%, 04/15/2024 2 2
6.50%, 04/20/2024 1 1
6.50%, 07/15/2024 4 4
6.50%, 01/15/2026 1 1
6.50%, 03/15/2026 2 2
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 3 3
6.50%, 03/20/2031 24 26
6.50%, 04/20/2031 21 22
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 8 8
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 273 300
7.00%, 11/15/2022 1 —
7.00%, 02/15/2023 3 3
7.00%, 07/15/2023 1 1
7.00%, 08/15/2023 1 1
7.00%, 12/15/2023 1 1
7.00%, 12/15/2023 1 1
7.00%, 01/15/2026 2 2
7.00%, 01/15/2027 3 3
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 5 5
7.00%, 10/15/2027 1 1
7.00%, 04/15/2028 2 1
7.00%, 06/15/2028 52 53
7.00%, 12/15/2028 30 31
7.00%, 01/15/2029 25 26
7.00%, 03/15/2029 16 16
7.00%, 04/15/2029 103 108
7.00%, 05/15/2031 3 3
7.00%, 07/15/2031 1 1
7.50%, 08/15/2022 1 1
7.50%, 03/15/2024 2 2
7.50%, 05/15/2027 2 2
7.50%, 06/15/2027 4 4
7.50%, 08/15/2029 17 18
7.50%, 10/15/2029 12 12
7.50%, 11/15/2029 33 33
8.00%, 12/15/2030 3 3
$ 261,718
U.S. Treasury - 1 .43%
1.25%, 12/31/2026 15,000 13,892
1.38%, 11/15/2031 3,500 3,057
1.88%, 11/15/2051 3,500 2,745
$ 19,694
U.S. Treasury Bill - 20 .76%
0.21%, 06/30/2022
(h)
33,615 33,577
0.82%, 07/28/2022
(h)
27,570 27,515
0.83%, 07/21/2022
(h)
99,075 98,893
1.02%, 08/25/2022
(h)
33,400 33,289
1.30%, 10/20/2022
(h)
92,000 91,438
$ 284,712
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,535,876
Total Investments $ 1,836,880
Other Assets and Liabilities -  (33.92)% (465,241)
TOTAL NET ASSETS - 100.00% $ 1,371,639
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security purchased on a when-issued basis.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,223 or 5.12% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 95 .41%
Government 22 .19%
Asset Backed Securities 11 .04%
Money Market Funds 5 .28%
Other Assets and Liabilities
( 33 .92 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 120,587 $ 1,111,481 $ 1,159,648 $ 72,420
$ 120,587 $ 1,111,481 $ 1,159,648 $ 72,420
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 6 $ — $ — $ —
$ 6 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2022 Long 482 $ 57,433 $ (3,494)
US 5 Year Note; June 2022 Short 678 76,392 3,351
US Long Bond; June 2022 Long 417 58,667 (5,408)
Total $ (5,551)
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .56 % Shares Held Value (000's)
Money Market Funds - 7 .56%
DWS Government Money Market Series -
Institutional Class 0.30%
(a)
93,000,000 $ 93,000
Goldman Sachs Financial Square Government
Fund - Institutional Class 0.32%
(a)
76,800,000 76,800
Invesco Government & Agency Portfolio -
Institutional Class 0.23%
(a)
97,600,000 97,600
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.31%
(a)
83,900,000 83,900
$ 351,300
TOTAL INVESTMENT COMPANIES $ 351,300
BONDS - 65 .23%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 65 .23%
Fannie Mae Discount Notes
0.22%, 05/04/2022 $ 19,810 $ 19,809
0.27%, 05/11/2022 40,000 39,997
0.28%, 05/25/2022 20,000 19,996
Federal Farm Credit Discount Notes
0.20%, 05/10/2022 30,000 29,999
Federal Home Loan Bank Discount Notes
0.06%, 05/04/2022 60,000 60,000
0.09%, 05/27/2022 80,000 79,990
0.17%, 06/24/2022 95,000 94,939
0.21%, 05/06/2022 50,000 49,999
0.21%, 05/10/2022 40,000 39,998
0.21%, 05/13/2022 60,000 59,996
0.24%, 05/02/2022 66,000 66,000
0.24%, 05/05/2022 50,000 49,999
0.26%, 05/11/2022 37,000 36,997
0.26%, 05/24/2022 85,000 84,985
0.26%, 05/26/2022 50,000 49,991
0.30%, 05/09/2022 80,000 79,995
0.30%, 05/18/2022 60,000 59,992
0.30%, 05/19/2022 40,000 39,994
0.31%, 05/17/2022 50,000 49,993
0.32%, 05/23/2022 69,000 68,987
0.32%, 05/31/2022 50,000 49,987
0.35%, 06/06/2022 50,000 49,983
0.35%, 06/07/2022 50,000 49,982
0.36%, 05/20/2022 70,000 69,988
0.37%, 06/01/2022 75,000 74,978
0.40%, 05/25/2022 40,000 39,989
0.40%, 06/10/2022 67,000 66,980
0.40%, 06/21/2022 50,000 49,972
0.43%, 06/17/2022 60,000 59,966
0.45%, 06/15/2022 72,592 72,553
0.45%, 06/27/2022 60,000 59,957
0.47%, 06/02/2022 35,000 34,985
0.49%, 06/03/2022 60,000 59,973
0.51%, 06/22/2022 77,990 77,925
0.51%, 06/23/2022 50,000 49,962
0.51%, 07/11/2022 60,000 59,940
0.52%, 06/08/2022 74,500 74,463
0.54%, 06/13/2022 60,000 59,961
0.58%, 07/12/2022 50,000 49,942
0.61%, 07/01/2022 85,000 84,907
0.65%, 06/28/2022 60,000 59,938
0.66%, 06/29/2022 50,000 49,946
0.66%, 06/30/2022 60,000 59,934
0.69%, 07/06/2022 64,050 63,969
0.70%, 07/08/2022 55,000 54,928
0.72%, 07/05/2022 60,000 59,922
0.76%, 07/18/2022 49,500 49,418
0.77%, 07/13/2022 50,000 49,922
0.79%, 07/15/2022 65,000 64,893
0.82%, 07/22/2022 60,000 59,888
0.84%, 07/20/2022 70,000 69,869
0.88%, 07/27/2022 60,000 59,872
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Bank Discount Notes
(continued)
0.90%, 07/29/2022 $ 50,000 $ 49,889
$ 3,030,437
TOTAL BONDS $ 3,030,437
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 6 .89%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 6 .89%
0.07%, 05/12/2022 $ 60,000 $ 59,995
0.12%, 05/03/2022 60,000 59,999
0.25%, 05/05/2022 40,000 39,999
0.31%, 06/02/2022 50,000 49,986
0.34%, 06/09/2022 60,000 59,978
0.55%, 06/14/2022 50,000 49,967
$ 319,924
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 319,924
REPURCHASE AGREEMENTS - 20 .34%
Maturity
Amount (000's) Value (000's)
Banks - 20 .34%
Bank of New York Mellon Repurchase
Agreement; 0.26% traded 04/29/2022
maturing 05/02/2022 (collateralized by US
Government Security; $178,500,113; 4.50%;
dated 05/15/2038)
$ 175,003 $ 175,000
Barclays Capital Repurchase Agreement; 0.30%
traded 04/29/2022 maturing 05/02/2022
(collateralized by US Government Securities;
$173,400,069; 2.25%-3.00%; dated
05/15/2041-02/15/2049)
170,003 170,000
BNP Paribas Securities Corp Repurchase
Agreement; 0.26% traded 04/29/2022
maturing 05/02/2022 (collateralized by US
Government Securities; $102,000,000; 0.00%-
5.25%; dated 06/16/2022-11/15/2051)
100,001 100,000
Goldman Sachs Repurchase Agreement; 0.30%
traded 04/29/2022 maturing 05/02/2022
(collateralized by US Government Security;
$224,400,034; 0.00%; dated 10/06/2022)
220,004 220,000
HSBC Bank USA Repurchase Agreement; 0.30%
traded 04/29/2022 maturing 05/02/2022
(collateralized by US Government Securities;
$102,000,000; 2.50%-4.00%; dated
05/01/2034-05/01/2051)
100,002 100,000
Merrill Lynch Repurchase Agreement; 0.29%
traded 04/29/2022 maturing 05/02/2022
(collateralized by US Government Securities;
$102,000,013; 0.00%-1.50%; dated
07/15/2022-03/31/2027)
100,002 100,000
Mizuho Securities Repurchase Agreement;
0.28% traded 04/29/2022 maturing
05/02/2022 (collateralized by US Government
Securities; $81,600,043; 0.25%-0.75%; dated
08/31/2025-05/31/2026)
80,001 80,000
$ 945,000
TOTAL REPURCHASE AGREEMENTS $ 945,000
Total Investments $ 4,646,661
Other Assets and Liabilities -  (0.02)% (1,046)
TOTAL NET ASSETS - 100.00% $ 4,645,615
(a) Current yield shown is as of period end.

Schedule of Investments
Government Money Market Fund
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Government 72 .12%
Financial 20 .34%
Money Market Funds 7 .56%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.27% Shares Held Value (000's)
Money Market Funds - 4.27%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
8,529,185 $ 8,530
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b),(c)
140,278,194 140,278
$ 148,808
TOTAL INVESTMENT COMPANIES $ 148,808
COMMON STOCKS - 0.68% Shares Held Value (000's)
Distribution & Wholesale - 0.24%
ATD New Holdings Inc
(d)
101,514 $ 8,341
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Leisure Products & Services - 0.17%
CWT Travel Group
(d)
209,235 5,841
CWT Travel Holdings Inc - Warrants
(d)
29,708 —
CWT Travel Holdings Inc - Warrants
(d)
28,222 —
$ 5,841
Mining - 0.03%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 987
Miscellaneous Manufacturers - 0.21%
Utex Industries
(d),(e)
111,195 7,450
Utex Industries - Warrants
(d)
51,625 —
$ 7,450
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0.03%
Skillsoft Corp
(d)
189,362 1,013
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 23,632
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 84.83%
Principal
Amount (000's) Value (000's)
Advertising - 0.98%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(f)
$ 1,080 $ 981
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(f)
253 238
7.50%, 06/01/2029
(f)
6,145 5,799
7.75%, 04/15/2028
(f)
4,960 4,675
Lamar Media Corp
3.63%, 01/15/2031 570 496
3.75%, 02/15/2028 671 614
4.00%, 02/15/2030 750 672
4.88%, 01/15/2029 500 477
National CineMedia LLC
5.88%, 04/15/2028
(f),(g)
900 774
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(f)
8,733 7,597
4.63%, 03/15/2030
(f)
3,280 2,935
5.00%, 08/15/2027
(f)
5,985 5,693
6.25%, 06/15/2025
(f)
1,000 1,013
Stagwell Global LLC
5.63%, 08/15/2029
(f)
895 790
Terrier Media Buyer Inc
8.88%, 12/15/2027
(f)
1,433 1,401
$ 34,155
Aerospace & Defense - 2.38%
Bombardier Inc
6.00%, 02/15/2028
(f)
500 432
7.13%, 06/15/2026
(f)
1,100 1,012
7.50%, 12/01/2024
(f)
720 716
7.50%, 03/15/2025
(f)
1,473 1,429
7.88%, 04/15/2027
(f)
2,490 2,320
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(f)
$ 650 $ 574
Hexcel Corp
4.20%, 02/15/2027 850 833
4.95%, 08/15/2025 1,050 1,063
Howmet Aerospace Inc
3.00%, 01/15/2029 714 623
5.13%, 10/01/2024 1,140 1,160
5.90%, 02/01/2027 670 688
5.95%, 02/01/2037 710 717
6.75%, 01/15/2028 420 445
6.88%, 05/01/2025 1,090 1,153
Leonardo US Holdings Inc
6.25%, 01/15/2040
(f)
140 150
Maxar Space Robotics LLC
9.75%, 12/31/2023
(f)
515 549
Moog Inc
4.25%, 12/15/2027
(f)
500 466
Rolls-Royce PLC
3.63%, 10/14/2025
(f)
1,500 1,410
5.75%, 10/15/2027
(f)
1,882 1,814
Spirit AeroSystems Inc
3.95%, 06/15/2023 1,460 1,423
4.60%, 06/15/2028 1,138 983
7.50%, 04/15/2025
(f)
1,620 1,640
TransDigm Inc
4.63%, 01/15/2029 5,959 5,185
4.88%, 05/01/2029 16,275 14,261
5.50%, 11/15/2027 11,288 10,351
6.25%, 03/15/2026
(f)
14,628 14,555
6.38%, 06/15/2026 2,663 2,630
7.50%, 03/15/2027 8,380 8,443
8.00%, 12/15/2025
(f)
1,763 1,835
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,880 1,871
Triumph Group Inc
6.25%, 09/15/2024
(f)
550 529
7.75%, 08/15/2025 1,041 1,012
8.88%, 06/01/2024
(f)
807 835
$ 83,107
Agriculture - 0.09%
Vector Group Ltd
5.75%, 02/01/2029
(f)
1,876 1,646
10.50%, 11/01/2026
(f)
1,480 1,511
$ 3,157
Airlines - 1.36%
Air Canada
3.88%, 08/15/2026
(f)
10,405 9,621
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 922 867
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 229 228
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 693 660
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 889 829
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 594 535
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 596 519

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 $ 1,760 $ 1,588
American Airlines Inc
11.75%, 07/15/2025
(f)
2,320 2,668
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(f)
5,600 5,551
5.75%, 04/20/2029
(f)
8,185 7,887
Delta Air Lines Inc
2.90%, 10/28/2024 1,405 1,340
3.75%, 10/28/2029
(g)
830 733
3.80%, 04/19/2023 685 684
4.38%, 04/19/2028
(g)
730 683
7.38%, 01/15/2026 1,140 1,214
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
5,036 4,911
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(f)
93 99
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 166 166
United Airlines Holdings Inc
4.88%, 01/15/2025
(g)
363 350
5.00%, 02/01/2024
(g)
446 443
United Airlines Inc
4.38%, 04/15/2026
(f)
4,256 4,109
4.63%, 04/15/2029
(f)
1,950 1,789
$ 47,474
Apparel - 0.15%
Crocs Inc
4.13%, 08/15/2031
(f)
1,195 954
4.25%, 03/15/2029
(f)
300 255
Hanesbrands Inc
4.63%, 05/15/2024
(f)
1,045 1,044
4.88%, 05/15/2026
(f)
1,000 977
Kontoor Brands Inc
4.13%, 11/15/2029
(f)
1,004 871
Levi Strauss & Co
3.50%, 03/01/2031
(f)
163 141
Under Armour Inc
3.25%, 06/15/2026 420 386
William Carter Co/The
5.63%, 03/15/2027
(f)
656 654
$ 5,282
Automobile Manufacturers - 2.92%
Allison Transmission Inc
3.75%, 01/30/2031
(f)
1,200 1,038
4.75%, 10/01/2027
(f)
25 24
5.88%, 06/01/2029
(f)
1,465 1,446
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
1,860 1,874
Ford Holdings LLC
9.30%, 03/01/2030 1,079 1,284
Ford Motor Co
3.25%, 02/12/2032 3,510 2,853
4.35%, 12/08/2026 1,930 1,853
4.75%, 01/15/2043 1,487 1,197
5.29%, 12/08/2046 1,145 985
6.38%, 02/01/2029 609 613
6.63%, 10/01/2028 985 1,021
7.45%, 07/16/2031 10,563 11,487
7.50%, 08/01/2026 220 243
9.63%, 04/22/2030 9,585 11,718
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC
2.70%, 08/10/2026 $ 424 $ 378
2.90%, 02/16/2028 2,175 1,865
3.09%, 01/09/2023 730 731
3.10%, 05/04/2023 700 692
3.38%, 11/13/2025 3,122 2,998
3.63%, 06/17/2031 380 316
3.66%, 09/08/2024 2,820 2,728
3.81%, 01/09/2024 1,000 983
3.82%, 11/02/2027 4,100 3,731
4.00%, 11/13/2030 9,045 7,824
4.06%, 11/01/2024 1,729 1,691
4.13%, 08/04/2025 1,500 1,440
4.13%, 08/17/2027 9,040 8,380
4.14%, 02/15/2023 765 764
4.27%, 01/09/2027 6,060 5,712
4.38%, 08/06/2023 500 500
4.39%, 01/08/2026 1,610 1,554
4.54%, 08/01/2026 8,580 8,204
4.69%, 06/09/2025 1,447 1,419
5.11%, 05/03/2029 3,135 2,970
5.13%, 06/16/2025 1,865 1,860
5.58%, 03/18/2024 1,264 1,278
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(f)
465 381
5.50%, 07/15/2029
(f)
2,019 1,681
5.88%, 01/15/2028
(f)
597 524
7.75%, 10/15/2025
(f)
1,070 1,072
JB Poindexter & Co Inc
7.13%, 04/15/2026
(f)
115 115
PM General Purchaser LLC
9.50%, 10/01/2028
(f)
645 622
Wabash National Corp
4.50%, 10/15/2028
(f)
1,875 1,569
$ 101,618
Automobile Parts & Equipment - 1.41%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(f),(g)
1,250 1,115
American Axle & Manufacturing Inc
5.00%, 10/01/2029
(g)
1,365 1,176
Clarios Global LP
6.75%, 05/15/2025
(f)
365 372
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(f)
11,209 11,321
8.50%, 05/15/2027
(f)
2,040 2,039
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(f)
305 301
Dana Inc
4.50%, 02/15/2032 1,465 1,209
5.38%, 11/15/2027 568 537
5.63%, 06/15/2028 325 310
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(f)
794 777
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(f)
7,780 6,380
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 700 675
5.00%, 07/15/2029 940 838
5.25%, 04/30/2031 517 449
5.25%, 07/15/2031 640 552
7.00%, 03/15/2028 217 219
9.50%, 05/31/2025 977 1,024
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(f),(h),(i)
925 869
6.00%, PIK 6.75%; 05/15/2027
(f),(h),(i)
970 899
6.38%, PIK 7.13%; 05/15/2029
(f),(h),(i)
1,180 1,121

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Meritor Inc
6.25%, 06/01/2025
(f)
$ 1,080 $ 1,118
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
7,520 6,099
Tenneco Inc
5.00%, 07/15/2026
(g)
520 499
5.38%, 12/15/2024
(g)
115 112
7.88%, 01/15/2029
(f)
555 561
Wheel Pros Inc
6.50%, 05/15/2029
(f)
9,121 6,932
ZF North America Capital Inc
4.75%, 04/29/2025
(f)
1,680 1,642
$ 49,146
Banks - 0.56%
Commerzbank AG
8.13%, 09/19/2023
(f)
985 1,025
Deutsche Bank AG
4.30%, 05/24/2028
(j)
1,625 1,594
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,233
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(j)
250 206
Secured Overnight Financing Rate + 2.76%
4.88%, 12/01/2032
(j)
915 839
USD Swap Rate NY 5 Year + 2.55%
5.88%, 07/08/2031
(j)
1,390 1,350
Secured Overnight Financing Rate + 5.44%
Dresdner Funding Trust I
8.15%, 06/30/2031
(f)
1,344 1,626
Freedom Mortgage Corp
7.63%, 05/01/2026
(f)
570 519
8.13%, 11/15/2024
(f)
1,235 1,196
8.25%, 04/15/2025
(f)
430 413
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(f),(j)
700 580
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(f),(j)
800 626
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.02%, 06/26/2024
(f)
2,085 2,035
5.71%, 01/15/2026
(f)
1,560 1,552
Synovus Financial Corp
5.90%, 02/07/2029
(j)
900 914
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
5.46%, 06/30/2035
(f),(j)
1,645 1,484
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(f),(j)
1,000 952
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(f),(j)
1,465 1,480
USD Swap Rate NY 5 Year + 4.91%
$ 19,624
Beverages - 0.03%
Triton Water Holdings Inc
6.25%, 04/01/2029
(f)
1,290 1,068
Biotechnology - 0.01%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(f)
279 237
Building Materials - 1.08%
Boise Cascade Co
4.88%, 07/01/2030
(f)
775 729
Builders FirstSource Inc
5.00%, 03/01/2030
(f)
1,017 941
6.75%, 06/01/2027
(f)
573 591
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
CP Atlas Buyer Inc
7.00%, 12/01/2028
(f)
$ 260 $ 217
Eco Material Technologies Inc
7.88%, 01/31/2027
(f)
10,725 10,383
Griffon Corp
5.75%, 03/01/2028 1,600 1,428
James Hardie International Finance DAC
5.00%, 01/15/2028
(f)
300 289
JELD-WEN Inc
4.63%, 12/15/2025
(f)
468 441
4.88%, 12/15/2027
(f)
424 385
Koppers Inc
6.00%, 02/15/2025
(f)
1,524 1,474
Masonite International Corp
5.38%, 02/01/2028
(f)
232 222
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
960 830
New Enterprise Stone & Lime Co Inc
9.75%, 07/15/2028
(f)
331 325
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(f)
6,530 5,958
PGT Innovations Inc
4.38%, 10/01/2029
(f)
500 439
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
6,900 6,624
Standard Industries Inc/NJ
3.38%, 01/15/2031
(f)
1,045 835
4.38%, 07/15/2030
(f)
2,473 2,062
4.75%, 01/15/2028
(f)
1,385 1,274
5.00%, 02/15/2027
(f)
1,515 1,435
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(f)
565 530
6.50%, 03/15/2027
(f)
135 135
$ 37,547
Chemicals - 1.37%
Ashland LLC
6.88%, 05/15/2043 308 342
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(f)
7,189 6,336
7.50%, 09/30/2029
(f),(g)
4,100 3,362
Axalta Coating Systems LLC
3.38%, 02/15/2029
(f)
640 554
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(f),(g)
585 556
Chemours Co/The
4.63%, 11/15/2029
(f)
528 457
5.38%, 05/15/2027
(g)
615 593
5.75%, 11/15/2028
(f)
848 795
Cornerstone Chemical Co
6.75%, 08/15/2024
(f),(g)
1,130 1,000
Diamond BC BV
4.63%, 10/01/2029
(f)
8,125 6,989
Element Solutions Inc
3.88%, 09/01/2028
(f)
1,295 1,157
GCP Applied Technologies Inc
5.50%, 04/15/2026
(f)
1,165 1,175
GPD Cos Inc
10.13%, 04/01/2026
(f)
2,000 2,085
HB Fuller Co
4.00%, 02/15/2027 750 705
4.25%, 10/15/2028 1,450 1,298
Herens Holdco Sarl
4.75%, 05/15/2028
(f)
373 327

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(f)
$ 960 $ 912
INEOS Quattro Finance 2 Plc
3.38%, 01/15/2026
(f)
1,025 936
Ingevity Corp
3.88%, 11/01/2028
(f)
477 427
Innophos Holdings Inc
9.38%, 02/15/2028
(f)
211 222
Methanex Corp
4.25%, 12/01/2024 275 271
5.13%, 10/15/2027 640 614
5.25%, 12/15/2029 1,525 1,449
5.65%, 12/01/2044 385 337
Minerals Technologies Inc
5.00%, 07/01/2028
(f)
487 455
Olin Corp
5.00%, 02/01/2030 520 491
5.13%, 09/15/2027 477 473
5.63%, 08/01/2029 840 827
PMHC II Inc
9.00%, 02/15/2030
(f)
500 403
Polar US Borrower LLC / Schenectady
International Group Inc
6.75%, 05/15/2026
(f)
800 648
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(f)
537 517
Rayonier AM Products Inc
5.50%, 06/01/2024
(f),(g)
1,325 1,325
7.63%, 01/15/2026
(f)
291 276
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(f)
1,500 1,297
6.63%, 05/01/2029
(f),(g)
600 479
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(f)
1,235 1,127
SPCM SA
3.13%, 03/15/2027
(f)
210 185
3.38%, 03/15/2030
(f)
1,195 1,013
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(f)
189 167
5.38%, 09/01/2025
(f)
1,018 982
Tronox Inc
4.63%, 03/15/2029
(f)
1,115 995
Valvoline Inc
3.63%, 06/15/2031
(f)
516 419
4.25%, 02/15/2030
(f)
525 455
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(f),(g)
280 230
WR Grace Holdings LLC
4.88%, 06/15/2027
(f)
1,210 1,138
5.63%, 10/01/2024
(f)
810 812
5.63%, 08/15/2029
(f)
154 131
$ 47,744
Coal - 0.28%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
1,236 1,239
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(f)
781 795
SunCoke Energy Inc
4.88%, 06/30/2029
(f)
8,090 7,253
Warrior Met Coal Inc
7.88%, 12/01/2028
(f)
440 460
$ 9,747
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 3.45%
ADT Security Corp/The
4.13%, 06/15/2023 $ 119 $ 118
4.88%, 07/15/2032
(f)
750 635
Adtalem Global Education Inc
5.50%, 03/01/2028
(f)
994 913
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
1,395 1,311
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
650 604
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
205 193
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(f)
500 414
6.63%, 07/15/2026
(f)
1,635 1,580
9.75%, 07/15/2027
(f)
1,195 1,160
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(f)
900 790
AMN Healthcare Inc
4.00%, 04/15/2029
(f)
300 271
4.63%, 10/01/2027
(f)
5,064 4,863
APi Group DE Inc
4.13%, 07/15/2029
(f)
1,055 942
Aptim Corp
7.75%, 06/15/2025
(f)
1,100 858
APX Group Inc
5.75%, 07/15/2029
(f)
272 223
6.75%, 02/15/2027
(f)
485 481
ASGN Inc
4.63%, 05/15/2028
(f)
6,155 5,717
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(f)
6 6
5.75%, 07/15/2027
(f)
620 606
Block Inc
2.75%, 06/01/2026
(f)
1,000 912
3.50%, 06/01/2031
(f)
900 754
Brink's Co/The
4.63%, 10/15/2027
(f)
1,100 1,042
Carriage Services Inc
4.25%, 05/15/2029
(f)
1,155 1,005
Cimpress PLC
7.00%, 06/15/2026
(f)
1,751 1,633
CoreCivic Inc
4.63%, 05/01/2023
(g)
648 650
4.75%, 10/15/2027 1,000 890
8.25%, 04/15/2026 2,027 2,082
CoreLogic Inc
4.50%, 05/01/2028
(f)
293 260
CPI CG Inc
8.63%, 03/15/2026
(f)
926 894
Deluxe Corp
8.00%, 06/01/2029
(f)
795 754
Garda World Security Corp
4.63%, 02/15/2027
(f)
640 576
6.00%, 06/01/2029
(f)
434 360
9.50%, 11/01/2027
(f)
1,032 1,014
Gartner Inc
3.63%, 06/15/2029
(f)
560 501
3.75%, 10/01/2030
(f)
1,140 1,017
4.50%, 07/01/2028
(f)
130 125
Graham Holdings Co
5.75%, 06/01/2026
(f)
1,790 1,803
HealthEquity Inc
4.50%, 10/01/2029
(f)
430 393

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Herc Holdings Inc
5.50%, 07/15/2027
(f)
$ 955 $ 936
Hertz Corp/The
4.63%, 12/01/2026
(f)
720 656
Korn Ferry
4.63%, 12/15/2027
(f)
138 131
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(f)
220 206
Metis Merger Sub LLC
6.50%, 05/15/2029
(f)
780 679
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(f)
250 232
5.75%, 11/01/2028
(f),(g)
5,428 4,727
NESCO Holdings II Inc
5.50%, 04/15/2029
(f)
1,300 1,225
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(f)
977 978
Nielsen Finance LLC / Nielsen Finance Co
4.50%, 07/15/2029
(f)
2,370 2,240
4.75%, 07/15/2031
(f)
366 346
5.63%, 10/01/2028
(f)
1,100 1,066
5.88%, 10/01/2030
(f)
1,330 1,275
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
310 265
5.25%, 04/15/2024
(f)
985 984
5.75%, 04/15/2026
(f)
950 911
6.25%, 01/15/2028
(f)
1,715 1,537
PROG Holdings Inc
6.00%, 11/15/2029
(f)
12,175 10,759
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(f),(g)
9,765 8,424
Sabre GLBL Inc
7.38%, 09/01/2025
(f)
800 809
9.25%, 04/15/2025
(f)
475 507
Service Corp International/US
3.38%, 08/15/2030 1,035 890
4.00%, 05/15/2031 375 337
4.63%, 12/15/2027 500 485
5.13%, 06/01/2029 1,022 1,008
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(f)
340 326
Signal Parent Inc
6.13%, 04/01/2029
(f)
455 348
Sotheby's
7.38%, 10/15/2027
(f)
16,715 16,481
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(f)
965 906
Team Health Holdings Inc
6.38%, 02/01/2025
(f)
7,425 6,327
TriNet Group Inc
3.50%, 03/01/2029
(f)
926 839
United Rentals North America Inc
3.75%, 01/15/2032 600 522
3.88%, 02/15/2031 1,140 1,005
4.00%, 07/15/2030 1,257 1,125
4.88%, 01/15/2028 2,064 2,008
5.25%, 01/15/2030 860 834
5.50%, 05/15/2027 765 778
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
400 379
WW International Inc
4.50%, 04/15/2029
(f)
1,255 993
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
$ 7,975 $ 7,457
$ 120,291
Computers - 0.94%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(f)
861 758
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(f)
400 369
4.00%, 07/01/2029
(f)
1,218 1,124
Condor Merger Sub Inc
7.38%, 02/15/2030
(f)
2,200 1,968
Crowdstrike Holdings Inc
3.00%, 02/15/2029 1,114 991
Diebold Nixdorf Inc
8.50%, 04/15/2024
(g)
300 197
9.38%, 07/15/2025
(f)
470 416
KBR Inc
4.75%, 09/30/2028
(f)
6,057 5,709
NCR Corp
5.00%, 10/01/2028
(f)
690 659
5.13%, 04/15/2029
(f)
160 152
5.25%, 10/01/2030
(f)
651 615
5.75%, 09/01/2027
(f)
1,265 1,218
6.13%, 09/01/2029
(f)
1,425 1,364
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
1,075 1,020
8.25%, 02/01/2028
(f)
4,850 4,710
Science Applications International Corp
4.88%, 04/01/2028
(f)
85 81
Seagate HDD Cayman
3.13%, 07/15/2029 85 72
3.38%, 07/15/2031 641 521
4.09%, 06/01/2029 1,987 1,763
4.13%, 01/15/2031 1,995 1,751
4.75%, 06/01/2023 531 534
4.75%, 01/01/2025 735 730
4.88%, 03/01/2024 955 960
4.88%, 06/01/2027 1,140 1,111
5.75%, 12/01/2034 720 677
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(f)
295 297
Unisys Corp
6.88%, 11/01/2027
(f)
940 943
Vericast Corp
11.00%, 09/15/2026
(f)
1,975 1,876
Virtusa Corp
7.13%, 12/15/2028
(f)
67 60
$ 32,646
Consumer Products - 0.12%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
1,095 953
Central Garden & Pet Co
5.13%, 02/01/2028 617 595
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
530 469
7.00%, 12/31/2027
(f)
1,370 1,082
Spectrum Brands Inc
3.88%, 03/15/2031
(f)
400 335
5.00%, 10/01/2029
(f)
271 252
5.50%, 07/15/2030
(f)
353 329
$ 4,015
Cosmetics & Personal Care - 0.12%
Avon Products Inc
6.50%, 03/15/2023 624 645
8.45%, 03/15/2043 240 276

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Coty Inc
5.00%, 04/15/2026
(f)
$ 128 $ 122
6.50%, 04/15/2026
(f),(g)
598 582
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
4.75%, 01/15/2029
(f)
955 850
Edgewell Personal Care Co
4.13%, 04/01/2029
(f)
370 328
5.50%, 06/01/2028
(f)
1,190 1,151
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(k)
4,938 61
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(f)
300 214
$ 4,229
Distribution & Wholesale - 0.43%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(f)
390 344
4.00%, 01/15/2028
(f)
565 527
Avient Corp
5.25%, 03/15/2023 355 356
5.75%, 05/15/2025
(f)
425 429
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(f)
1,375 1,289
G-III Apparel Group Ltd
7.88%, 08/15/2025
(f)
190 198
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
3,300 2,874
IAA Inc
5.50%, 06/15/2027
(f)
4,678 4,573
KAR Auction Services Inc
5.13%, 06/01/2025
(f)
932 942
Ritchie Bros Holdings Inc
4.75%, 12/15/2031
(f)
1,625 1,625
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(f)
674 646
Wesco Aircraft Holdings Inc
8.50%, 11/15/2024
(f),(g)
512 285
9.00%, 11/15/2026
(f),(g)
1,708 1,061
$ 15,149
Diversified Financial Services - 5.17%
Advisor Group Holdings Inc
10.75%, 08/01/2027
(f)
227 240
AG Issuer LLC
6.25%, 03/01/2028
(f)
499 488
Ally Financial Inc
5.75%, 11/20/2025 1,100 1,130
Aretec Escrow Issuer Inc
7.50%, 04/01/2029
(f)
875 815
Armor Holdco Inc
8.50%, 11/15/2029
(f)
970 932
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(f),(h),(i)
500 415
Bread Financial Holdings Inc
4.75%, 12/15/2024
(f)
8,285 8,036
7.00%, 01/15/2026
(f)
6,675 6,757
Brightsphere Investment Group Inc
4.80%, 07/27/2026 1,025 953
Burford Capital Global Finance LLC
6.88%, 04/15/2030
(f)
4,240 4,131
Coinbase Global Inc
3.38%, 10/01/2028
(f)
2,970 2,306
3.63%, 10/01/2031
(f)
201 148
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
900 889
6.63%, 03/15/2026 4,284 4,327
Curo Group Holdings Corp
7.50%, 08/01/2028
(f)
1,995 1,661
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Enact Holdings Inc
6.50%, 08/15/2025
(f)
$ 750 $ 746
Enova International Inc
8.50%, 09/01/2024
(f)
635 635
8.50%, 09/15/2025
(f)
360 358
Finance of America Funding LLC
7.88%, 11/15/2025
(f)
100 90
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(h),(i)
1,259 1,086
goeasy Ltd
5.38%, 12/01/2024
(f)
445 436
Home Point Capital Inc
5.00%, 02/01/2026
(f)
6,042 4,773
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(f)
825 764
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(f)
1,810 1,647
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(f)
205 191
LD Holdings Group LLC
6.13%, 04/01/2028
(f)
1,109 837
LPL Holdings Inc
4.00%, 03/15/2029
(f)
935 851
4.63%, 11/15/2027
(f)
160 152
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(f)
406 323
6.50%, 05/01/2028
(f)
2,095 1,807
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(f)
852 741
5.50%, 08/15/2028
(f)
3,545 3,226
6.00%, 01/15/2027
(f)
1,015 985
Navient Corp
4.88%, 03/15/2028 1,000 878
5.00%, 03/15/2027 575 523
5.50%, 03/15/2029 695 611
5.63%, 08/01/2033 572 452
5.88%, 10/25/2024 1,078 1,070
6.13%, 03/25/2024 710 714
6.75%, 06/25/2025 400 399
6.75%, 06/15/2026 410 403
NFP Corp
4.88%, 08/15/2028
(f)
11,980 10,902
6.88%, 08/15/2028
(f)
43,731 38,857
OneMain Finance Corp
3.50%, 01/15/2027 2,470 2,170
4.00%, 09/15/2030 9,373 7,674
5.38%, 11/15/2029 1,235 1,108
5.63%, 03/15/2023 950 960
6.13%, 03/15/2024 1,487 1,493
6.63%, 01/15/2028 11,145 11,008
6.88%, 03/15/2025 1,300 1,307
7.13%, 03/15/2026 1,474 1,492
8.25%, 10/01/2023 1,000 1,035
8.88%, 06/01/2025 776 814
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(f)
10,745 10,877
PennyMac Financial Services Inc
4.25%, 02/15/2029
(f)
733 589
5.38%, 10/15/2025
(f)
1,723 1,628
5.75%, 09/15/2031
(f)
980 804
PHH Mortgage Corp
7.88%, 03/15/2026
(f)
755 679
PRA Group Inc
7.38%, 09/01/2025
(f)
8 8

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
$ 10,713 $ 10,512
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(f)
138 122
3.63%, 03/01/2029
(f)
366 313
3.88%, 03/01/2031
(f)
8,464 7,142
4.00%, 10/15/2033
(f)
210 168
SLM Corp
4.20%, 10/29/2025 480 469
StoneX Group Inc
8.63%, 06/15/2025
(f)
70 73
TMX Finance LLC / TitleMax Finance Corp
11.13%, 04/01/2023
(f)
15 15
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(f)
3,900 3,584
5.75%, 06/15/2027
(f)
1,245 1,080
VistaJet Malta Finance PLC / XO Management
Holding Inc
6.38%, 02/01/2030
(f)
6,110 5,332
$ 180,141
Electric - 1.11%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(j)
810 741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Calpine Corp
3.75%, 03/01/2031
(f)
1,260 1,062
4.50%, 02/15/2028
(f)
1,295 1,199
4.63%, 02/01/2029
(f)
525 459
5.00%, 02/01/2031
(f)
927 790
5.13%, 03/15/2028
(f)
1,950 1,771
5.25%, 06/01/2026
(f)
568 561
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
960 826
4.75%, 03/15/2028
(f)
265 250
DPL Inc
4.13%, 07/01/2025 465 446
4.35%, 04/15/2029 656 600
Drax Finco PLC
6.63%, 11/01/2025
(f)
480 482
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(f)
1,180 847
FirstEnergy Corp
2.05%, 03/01/2025 620 584
2.25%, 09/01/2030 765 639
2.65%, 03/01/2030 1,394 1,182
3.40%, 03/01/2050 1,225 913
4.40%, 07/15/2027 1,347 1,307
5.35%, 07/15/2047 1,644 1,537
7.38%, 11/15/2031 1,852 2,124
FirstEnergy Transmission LLC
4.35%, 01/15/2025
(f)
970 968
4.55%, 04/01/2049
(f)
465 401
5.45%, 07/15/2044
(f)
138 136
InterGen NV
7.00%, 06/30/2023
(f)
750 731
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(f)
204 208
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(f)
83 78
4.25%, 07/15/2024
(f)
660 655
4.50%, 09/15/2027
(f)
593 562
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NRG Energy Inc
3.38%, 02/15/2029
(f)
$ 810 $ 686
3.63%, 02/15/2031
(f)
1,011 842
3.88%, 02/15/2032
(f)
1,100 918
5.25%, 06/15/2029
(f)
1,340 1,262
5.75%, 01/15/2028 1,155 1,129
6.63%, 01/15/2027 395 400
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
965 902
PG&E Corp
5.00%, 07/01/2028 1,012 931
5.25%, 07/01/2030 425 386
Pike Corp
5.50%, 09/01/2028
(f)
1,273 1,155
Talen Energy Supply LLC
6.50%, 06/01/2025 1,700 629
6.63%, 01/15/2028
(f)
760 719
7.25%, 05/15/2027
(f)
1,000 958
7.63%, 06/01/2028
(f)
1,053 1,010
TransAlta Corp
6.50%, 03/15/2040 725 726
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
2,369 2,150
5.00%, 07/31/2027
(f)
1,225 1,167
5.63%, 02/15/2027
(f)
835 822
$ 38,851
Electrical Components & Equipment - 0.13%
Energizer Holdings Inc
4.38%, 03/31/2029
(f)
415 345
4.75%, 06/15/2028
(f)
845 743
EnerSys
4.38%, 12/15/2027
(f)
490 454
5.00%, 04/30/2023
(f)
638 640
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
1,340 1,392
7.25%, 06/15/2028
(f)
1,070 1,105
$ 4,679
Electronics - 0.31%
Atkore Inc
4.25%, 06/01/2031
(f)
1,000 885
II-VI Inc
5.00%, 12/15/2029
(f)
1,710 1,603
Imola Merger Corp
4.75%, 05/15/2029
(f)
2,450 2,279
Likewize Corp
9.75%, 10/15/2025
(f)
1,204 1,171
Schweitzer-Mauduit International Inc
6.88%, 10/01/2026
(f)
125 112
Sensata Technologies BV
4.00%, 04/15/2029
(f)
1,000 891
4.88%, 10/15/2023
(f)
675 677
5.00%, 10/01/2025
(f)
576 572
5.63%, 11/01/2024
(f)
890 900
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
705 596
4.38%, 02/15/2030
(f)
529 481
TTM Technologies Inc
4.00%, 03/01/2029
(f)
701 613
$ 10,780
Energy - Alternate Sources - 0.14%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
3,205 3,266

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources (continued)
TerraForm Power Operating LLC
4.75%, 01/15/2030
(f)
$ 700 $ 630
5.00%, 01/31/2028
(f)
1,120 1,046
$ 4,942
Engineering & Construction - 0.34%
AECOM
5.13%, 03/15/2027 750 742
Arcosa Inc
4.38%, 04/15/2029
(f)
912 832
Artera Services LLC
9.03%, 12/04/2025
(f)
595 563
Brand Industrial Services Inc
8.50%, 07/15/2025
(f)
1,565 1,397
Dycom Industries Inc
4.50%, 04/15/2029
(f)
500 456
Fluor Corp
3.50%, 12/15/2024
(g)
1,369 1,342
4.25%, 09/15/2028
(g)
505 479
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(f)
1,065 996
IEA Energy Services LLC
6.63%, 08/15/2029
(f)
3,920 3,587
TopBuild Corp
3.63%, 03/15/2029
(f)
295 257
4.13%, 02/15/2032
(f)
460 396
Tutor Perini Corp
6.88%, 05/01/2025
(f),(g)
431 404
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(f)
450 397
$ 11,848
Entertainment - 3.11%
Affinity Gaming
6.88%, 12/15/2027
(f)
1,255 1,175
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(f)
750 677
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(f)
1,510 1,382
10.00%, 06/15/2026
(f)
145 121
Banijay Entertainment SASU
5.38%, 03/01/2025
(f)
390 383
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
5,560 4,767
6.25%, 07/01/2025
(f)
2,867 2,898
8.13%, 07/01/2027
(f)
3,960 4,138
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(f)
6,050 6,179
CCM Merger Inc
6.38%, 05/01/2026
(f)
409 408
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
725 699
Cedar Fair LP
5.25%, 07/15/2029 1,141 1,080
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 820 797
5.50%, 05/01/2025
(f)
1,035 1,040
6.50%, 10/01/2028 275 276
Churchill Downs Inc
4.75%, 01/15/2028
(f)
905 847
5.50%, 04/01/2027
(f)
1,150 1,129
Cinemark USA Inc
5.25%, 07/15/2028
(f)
13,275 11,796
5.88%, 03/15/2026
(f)
3,861 3,600
8.75%, 05/01/2025
(f)
225 234
Empire Resorts Inc
7.75%, 11/01/2026
(f)
1,075 1,035
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Everi Holdings Inc
5.00%, 07/15/2029
(f)
$ 8,515 $ 7,725
Golden Entertainment Inc
7.63%, 04/15/2026
(f)
50 51
International Game Technology PLC
4.13%, 04/15/2026
(f)
500 472
6.25%, 01/15/2027
(f)
220 223
6.50%, 02/15/2025
(f)
909 925
Jacobs Entertainment Inc
6.75%, 02/15/2029
(f)
450 441
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
9,235 8,187
Live Nation Entertainment Inc
3.75%, 01/15/2028
(f)
475 430
4.75%, 10/15/2027
(f)
5,649 5,307
4.88%, 11/01/2024
(f)
1,600 1,579
5.63%, 03/15/2026
(f)
3,739 3,692
6.50%, 05/15/2027
(f)
7,250 7,520
Merlin Entertainments Ltd
5.75%, 06/15/2026
(f)
765 748
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp
4.88%, 05/01/2029
(f)
200 176
Mohegan Gaming & Entertainment
8.00%, 02/01/2026
(f)
1,620 1,438
Motion Bondco DAC
6.63%, 11/15/2027
(f)
888 815
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(f)
810 888
Penn National Gaming Inc
5.63%, 01/15/2027
(f)
325 310
Powdr Corp
6.00%, 08/01/2025
(f)
216 219
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(f)
495 396
5.88%, 09/01/2031
(f)
1,000 787
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(f)
489 464
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/06/2031
(f)
900 769
Scientific Games Holdings LP/Scientific Games
US FinCo Inc
6.63%, 03/01/2030
(f)
2,460 2,337
Scientific Games International Inc
7.00%, 05/15/2028
(f)
1,340 1,372
7.25%, 11/15/2029
(f)
1,165 1,223
8.63%, 07/01/2025
(f)
552 578
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(f)
1,540 1,401
8.75%, 05/01/2025
(f)
283 296
Six Flags Entertainment Corp
4.88%, 07/31/2024
(f)
1,511 1,505
5.50%, 04/15/2027
(f)
375 368
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(f)
1,249 1,297
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
6,280 5,996
Vail Resorts Inc
6.25%, 05/15/2025
(f)
485 496
WMG Acquisition Corp
3.00%, 02/15/2031
(f)
600 501
3.75%, 12/01/2029
(f)
1,185 1,062

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(f)
$ 780 $ 683
7.75%, 04/15/2025
(f)
902 930
$ 108,268
Environmental Control - 1.63%
Clean Harbors Inc
4.88%, 07/15/2027
(f)
440 431
5.13%, 07/15/2029
(f)
300 296
Covanta Holding Corp
4.88%, 12/01/2029
(f)
11,678 10,625
5.00%, 09/01/2030 1,466 1,323
GFL Environmental Inc
3.50%, 09/01/2028
(f)
1,860 1,655
3.75%, 08/01/2025
(f)
820 777
4.00%, 08/01/2028
(f)
8,025 7,062
4.25%, 06/01/2025
(f)
405 393
4.38%, 08/15/2029
(f)
10,635 9,435
4.75%, 06/15/2029
(f)
10,225 9,279
5.13%, 12/15/2026
(f)
1,870 1,838
Harsco Corp
5.75%, 07/31/2027
(f)
595 536
Madison IAQ LLC
5.88%, 06/30/2029
(f)
13,747 11,204
Stericycle Inc
3.88%, 01/15/2029
(f)
700 617
5.38%, 07/15/2024
(f)
879 876
Waste Pro USA Inc
5.50%, 02/15/2026
(f)
551 490
$ 56,837
Food - 2.32%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(f)
1,500 1,369
3.50%, 03/15/2029
(f)
1,846 1,555
4.63%, 01/15/2027
(f)
1,165 1,091
4.88%, 02/15/2030
(f)
1,035 937
5.88%, 02/15/2028
(f)
612 594
7.50%, 03/15/2026
(f)
1,120 1,177
B&G Foods Inc
5.25%, 04/01/2025 1,000 952
5.25%, 09/15/2027 886 812
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
3,875 3,488
7.50%, 04/15/2025
(f)
1,130 1,059
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(f),(g)
375 349
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(f)
404 379
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(f)
624 661
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(f)
867 774
4.88%, 05/15/2028
(f)
650 632
Nathan's Famous Inc
6.63%, 11/01/2025
(f)
467 466
Performance Food Group Inc
4.25%, 08/01/2029
(f)
10,445 9,283
5.50%, 10/15/2027
(f)
12,694 12,319
6.88%, 05/01/2025
(f)
840 861
Pilgrim's Pride Corp
4.25%, 04/15/2031
(f)
1,763 1,609
5.88%, 09/30/2027
(f)
1,674 1,686
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
4.50%, 09/15/2031
(f)
$ 15,224 $ 12,660
4.63%, 04/15/2030
(f)
2,029 1,735
5.50%, 12/15/2029
(f)
1,715 1,561
5.63%, 01/15/2028
(f)
2,084 1,970
5.75%, 03/01/2027
(f)
419 413
Safeway Inc
7.25%, 02/01/2031 200 208
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(f)
350 342
Sigma Holdco BV
7.88%, 05/15/2026
(f),(g)
1,075 801
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(f)
9,090 8,202
TreeHouse Foods Inc
4.00%, 09/01/2028 720 587
United Natural Foods Inc
6.75%, 10/15/2028
(f)
13 13
US Foods Inc
4.63%, 06/01/2030
(f)
7,600 6,802
4.75%, 02/15/2029
(f)
3,105 2,868
6.25%, 04/15/2025
(f)
700 719
$ 80,934
Food Service - 0.60%
Aramark Services Inc
5.00%, 04/01/2025
(f)
550 545
5.00%, 02/01/2028
(f)
4,740 4,420
6.38%, 05/01/2025
(f)
15,253 15,534
TKC Holdings Inc
10.50%, 05/15/2029
(f)
500 481
$ 20,980
Forest Products & Paper - 0.10%
Ahlstrom-Munksjo Holding 3 Oy
4.88%, 02/04/2028
(f)
1,130 997
Clearwater Paper Corp
4.75%, 08/15/2028
(f)
545 479
Domtar Corp
6.75%, 10/01/2028
(f)
145 144
Glatfelter Corp
4.75%, 11/15/2029
(f)
1,015 812
Mercer International Inc
5.13%, 02/01/2029 750 697
5.50%, 01/15/2026 288 285
$ 3,414
Gas - 0.11%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 1,118 1,101
5.63%, 05/20/2024 536 536
5.75%, 05/20/2027 621 610
5.88%, 08/20/2026 533 526
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/2023
(f)
905 896
$ 3,669
Hand & Machine Tools - 0.01%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(f)
375 386
Healthcare - Products - 0.43%
Avantor Funding Inc
3.88%, 11/01/2029
(f)
153 137
4.63%, 07/15/2028
(f)
1,645 1,565
Hologic Inc
3.25%, 02/15/2029
(f)
1,014 903
Mozart Debt Merger Sub Inc
3.88%, 04/01/2029
(f)
4,330 3,784
5.25%, 10/01/2029
(f),(g)
7,402 6,440

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.25%, 02/01/2028
(f)
$ 818 $ 826
7.38%, 06/01/2025
(f)
249 253
Teleflex Inc
4.25%, 06/01/2028
(f)
500 471
4.63%, 11/15/2027 565 554
$ 14,933
Healthcare - Services - 4.86%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
9,009 8,536
5.50%, 07/01/2028
(f)
4,175 4,066
AHP Health Partners Inc
5.75%, 07/15/2029
(f)
250 226
Air Methods Corp
8.00%, 05/15/2025
(f)
850 695
Akumin Escrow Inc
7.50%, 08/01/2028
(f)
2,080 1,651
Cano Health LLC
6.25%, 10/01/2028
(f),(g)
6,285 5,798
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(f)
2,350 2,039
5.00%, 07/15/2027
(f)
570 552
Centene Corp
2.45%, 07/15/2028 2,210 1,928
2.50%, 03/01/2031 1,960 1,629
3.00%, 10/15/2030 2,330 2,027
3.38%, 02/15/2030 2,365 2,113
4.25%, 12/15/2027 1,932 1,874
4.63%, 12/15/2029 4,400 4,262
Charles River Laboratories International Inc
3.75%, 03/15/2029
(f)
1,835 1,661
4.00%, 03/15/2031
(f)
445 397
4.25%, 05/01/2028
(f)
550 525
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f)
6,390 5,415
5.25%, 05/15/2030
(f)
1,090 956
5.63%, 03/15/2027
(f)
1,450 1,382
6.00%, 01/15/2029
(f)
707 668
6.13%, 04/01/2030
(f)
1,506 1,239
6.88%, 04/15/2029
(f)
1,600 1,403
8.00%, 03/15/2026
(f)
2,069 2,139
DaVita Inc
3.75%, 02/15/2031
(f)
1,487 1,212
4.63%, 06/01/2030
(f)
2,910 2,532
Encompass Health Corp
4.50%, 02/01/2028 500 462
4.63%, 04/01/2031 900 794
4.75%, 02/01/2030 1,946 1,759
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
7,952 3,312
Global Medical Response Inc
6.50%, 10/01/2025
(f)
1,100 1,066
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(f)
215 212
HCA Inc
3.50%, 09/01/2030 2,955 2,647
5.38%, 02/01/2025 2,762 2,841
5.38%, 09/01/2026 1,051 1,076
5.63%, 09/01/2028 2,300 2,377
5.88%, 05/01/2023 978 1,009
5.88%, 02/15/2026 1,210 1,253
5.88%, 02/01/2029 1,310 1,365
7.50%, 11/06/2033 121 142
7.50%, 11/15/2095 665 771
7.69%, 06/15/2025 225 244
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
IQVIA Inc
5.00%, 10/15/2026
(f)
$ 1,062 $ 1,057
5.00%, 05/15/2027
(f)
900 892
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
3,760 3,478
6.75%, 04/15/2025
(f)
500 510
LifePoint Health Inc
5.38%, 01/15/2029
(f)
980 838
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(f)
341 298
ModivCare Inc
5.88%, 11/15/2025
(f)
1,500 1,470
Molina Healthcare Inc
3.88%, 11/15/2030
(f)
1,498 1,351
4.38%, 06/15/2028
(f)
170 159
Prime Healthcare Services Inc
7.25%, 11/01/2025
(f)
950 952
Radiology Partners Inc
9.25%, 02/01/2028
(f)
14,031 13,330
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(f)
2,100 2,158
RP Escrow Issuer LLC
5.25%, 12/15/2025
(f),(g)
10,725 9,974
Select Medical Corp
6.25%, 08/15/2026
(f)
2,400 2,382
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f),(g)
6,714 6,588
10.00%, 04/15/2027
(f)
4,172 4,360
Syneos Health Inc
3.63%, 01/15/2029
(f)
397 351
Tenet Healthcare Corp
4.38%, 01/15/2030
(f)
1,205 1,096
4.63%, 07/15/2024 849 847
4.63%, 09/01/2024
(f)
1,675 1,660
4.63%, 06/15/2028
(f)
3,745 3,529
4.88%, 01/01/2026
(f)
6,575 6,438
5.13%, 11/01/2027
(f)
13,952 13,547
6.13%, 10/01/2028
(f)
8,095 7,771
6.25%, 02/01/2027
(f)
2,412 2,393
6.75%, 06/15/2023 1,645 1,692
6.88%, 11/15/2031 1,065 1,103
US Acute Care Solutions LLC
6.38%, 03/01/2026
(f)
670 651
US Renal Care Inc
10.63%, 07/15/2027
(f)
484 417
$ 169,547
Holding Companies - Diversified - 0.05%
Stena AB
7.00%, 02/01/2024
(f)
370 367
Stena International SA
5.75%, 03/01/2024
(f)
325 318
6.13%, 02/01/2025
(f)
1,130 1,121
$ 1,806
Home Builders - 0.49%
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(f)
350 295
4.63%, 04/01/2030
(f)
1,245 1,019
6.63%, 01/15/2028
(f)
900 875
Beazer Homes USA Inc
5.88%, 10/15/2027
(g)
245 226
6.75%, 03/15/2025 151 150
7.25%, 10/15/2029 163 155

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(f)
$ 405 $ 338
6.25%, 09/15/2027
(f)
939 881
Century Communities Inc
6.75%, 06/01/2027 400 404
Empire Communities Corp
7.00%, 12/15/2025
(f)
235 223
Installed Building Products Inc
5.75%, 02/01/2028
(f)
140 133
KB Home
4.00%, 06/15/2031 915 782
4.80%, 11/15/2029 324 295
6.88%, 06/15/2027 310 322
7.63%, 05/15/2023 30 31
LGI Homes Inc
4.00%, 07/15/2029
(f)
931 770
M/I Homes Inc
3.95%, 02/15/2030 1,120 921
4.95%, 02/01/2028 561 517
Mattamy Group Corp
4.63%, 03/01/2030
(f)
1,115 949
5.25%, 12/15/2027
(f)
650 608
Meritage Homes Corp
3.88%, 04/15/2029
(f)
1,012 905
6.00%, 06/01/2025 1,208 1,229
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
427 435
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(f)
518 464
4.75%, 04/01/2029
(f)
270 234
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(f)
545 497
5.75%, 01/15/2028
(f)
355 347
6.63%, 07/15/2027
(f)
341 341
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
670 673
5.88%, 04/15/2023
(f)
316 320
Thor Industries Inc
4.00%, 10/15/2029
(f)
500 423
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 382
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 768
5.70%, 06/15/2028 43 41
Winnebago Industries Inc
6.25%, 07/15/2028
(f)
249 247
$ 17,200
Home Furnishings - 0.04%
Tempur Sealy International Inc
3.88%, 10/15/2031
(f)
900 746
4.00%, 04/15/2029
(f)
830 719
$ 1,465
Housewares - 0.23%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(f)
888 904
Newell Brands Inc
4.00%, 12/01/2024 200 198
4.10%, 04/01/2023 1,892 1,893
4.45%, 04/01/2026 1,732 1,717
4.88%, 06/01/2025 400 405
5.63%, 04/01/2036 510 487
5.75%, 04/01/2046 644 600
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Housewares (continued)
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031 $ 592 $ 487
4.50%, 10/15/2029 869 763
5.25%, 12/15/2026 187 185
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(f)
600 464
$ 8,103
Insurance - 2.82%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
5,160 4,508
6.00%, 08/01/2029
(f)
540 472
7.00%, 11/15/2025
(f)
23,952 23,318
10.13%, 08/01/2026
(f)
497 517
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(f)
14,642 13,522
5.88%, 11/01/2029
(f)
485 452
6.75%, 10/15/2027
(f)
1,392 1,316
AmWINS Group Inc
4.88%, 06/30/2029
(f)
14,197 12,995
Assurant Inc
7.00%, 03/27/2048
(j)
415 428
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
11,513 10,126
7.00%, 08/15/2025
(f)
14,864 14,658
BroadStreet Partners Inc
5.88%, 04/15/2029
(f)
790 685
Genworth Holdings Inc
4.80%, 02/15/2024 383 384
6.50%, 06/15/2034 1,100 1,026
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
5,374 5,354
Liberty Mutual Group Inc
4.30%, 02/01/2061
(f)
779 588
7.80%, 03/07/2087
(f)
505 645
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 751
5.75%, 08/15/2023 622 630
Radian Group Inc
4.50%, 10/01/2024 1,353 1,318
4.88%, 03/15/2027 470 454
Ryan Specialty Group LLC
4.38%, 02/01/2030
(f)
1,875 1,710
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(f)
1,320 1,287
USI Inc/NY
6.88%, 05/01/2025
(f)
1,116 1,099
$ 98,243
Internet - 1.37%
ANGI Group LLC
3.88%, 08/15/2028
(f)
639 506
Arches Buyer Inc
6.13%, 12/01/2028
(f)
186 162
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
6,679 5,873
5.63%, 09/15/2028
(f)
7,181 6,153
Cars.com Inc
6.38%, 11/01/2028
(f)
990 928
Endurance International Group Holdings Inc
6.00%, 02/15/2029
(f)
1,215 983
Getty Images Inc
9.75%, 03/01/2027
(f)
268 277

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(f)
$ 1,300 $ 1,154
5.25%, 12/01/2027
(f)
595 589
GrubHub Holdings Inc
5.50%, 07/01/2027
(f)
836 715
Match Group Holdings II LLC
3.63%, 10/01/2031
(f)
1,365 1,136
4.13%, 08/01/2030
(f)
500 447
4.63%, 06/01/2028
(f)
505 471
5.63%, 02/15/2029
(f)
629 607
Netflix Inc
3.63%, 06/15/2025
(f)
475 464
4.38%, 11/15/2026 1,056 1,044
4.88%, 04/15/2028 1,826 1,788
4.88%, 06/15/2030
(f)
800 780
5.38%, 11/15/2029
(f)
1,049 1,050
5.75%, 03/01/2024 425 441
5.88%, 02/15/2025 725 752
5.88%, 11/15/2028 2,082 2,144
6.38%, 05/15/2029 1,000 1,060
Northwest Fiber LLC / Northwest Fiber Finance
Sub Inc
4.75%, 04/30/2027
(f)
300 273
6.00%, 02/15/2028
(f)
330 276
10.75%, 06/01/2028
(f)
240 246
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(f)
885 819
Rakuten Group Inc
5.13%, 04/22/2026
(f),(j),(l)
1,495 1,372
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(f),(j),(l)
1,870 1,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
TripAdvisor Inc
7.00%, 07/15/2025
(f)
1,255 1,286
Twitter Inc
3.88%, 12/15/2027
(f)
759 744
5.00%, 03/01/2030
(f)
1,910 1,951
Uber Technologies Inc
4.50%, 08/15/2029
(f)
7,010 6,037
7.50%, 05/15/2025
(f)
1,575 1,626
7.50%, 09/15/2027
(f)
702 722
8.00%, 11/01/2026
(f)
1,000 1,048
$ 47,686
Investment Companies - 0.20%
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(f)
1,080 918
5.25%, 04/15/2029
(f)
1,035 929
FS Energy and Power Fund
7.50%, 08/15/2023
(f)
155 157
Hightower Holding LLC
6.75%, 04/15/2029
(f)
330 304
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 765 660
4.75%, 09/15/2024 1,295 1,263
5.25%, 05/15/2027 1,724 1,610
6.38%, 12/15/2025 1,225 1,216
$ 7,057
Iron & Steel - 1.24%
Allegheny Technologies Inc
4.88%, 10/01/2029 543 494
5.88%, 12/01/2027
(g)
2,775 2,678
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
$ 17,332 $ 17,614
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(f)
6,391 6,535
Carpenter Technology Corp
6.38%, 07/15/2028 369 368
Cleveland-Cliffs Inc
4.88%, 03/01/2031
(f)
405 375
5.88%, 06/01/2027
(g)
566 563
6.25%, 10/01/2040 463 448
6.75%, 03/15/2026
(f)
940 985
Commercial Metals Co
4.13%, 01/15/2030 240 218
4.38%, 03/15/2032 425 379
4.88%, 05/15/2023 415 417
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(f),(g)
295 298
Mineral Resources Ltd
8.13%, 05/01/2027
(f)
1,075 1,091
Specialty Steel
11.00%, 11/15/2026
(e),(k)
8,680 8,680
TMS International Corp/DE
6.25%, 04/15/2029
(f)
608 529
United States Steel Corp
6.65%, 06/01/2037 900 882
6.88%, 03/01/2029
(g)
646 657
$ 43,211
Leisure Products & Services - 1.09%
Carnival Corp
4.00%, 08/01/2028
(f)
2,305 2,075
5.75%, 03/01/2027
(f)
2,945 2,667
6.00%, 05/01/2029
(f)
3,144 2,822
7.63%, 03/01/2026
(f)
1,375 1,346
9.88%, 08/01/2027
(f)
1,176 1,267
10.50%, 02/01/2026
(f)
1,320 1,452
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f)
1,580 1,469
CWT Travel Group Inc
8.50%, 11/19/2026
(f)
7,495 7,401
Lindblad Expeditions LLC
6.75%, 02/15/2027
(f)
200 196
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(f)
320 254
NCL Corp Ltd
3.63%, 12/15/2024
(f)
505 470
5.88%, 03/15/2026
(f)
2,015 1,861
5.88%, 02/15/2027
(f)
1,600 1,525
NCL Finance Ltd
6.13%, 03/15/2028
(f)
500 450
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 595 498
4.25%, 07/01/2026
(f)
620 561
5.50%, 08/31/2026
(f)
1,615 1,505
5.50%, 04/01/2028
(f)
160 146
7.50%, 10/15/2027 930 945
9.13%, 06/15/2023
(f)
850 877
10.88%, 06/01/2023
(f)
1,144 1,197
11.50%, 06/01/2025
(f)
2,846 3,094
Viking Cruises Ltd
5.88%, 09/15/2027
(f)
1,200 1,017
6.25%, 05/15/2025
(f)
252 231
7.00%, 02/15/2029
(f)
835 743
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(f)
1,165 1,028
Vista Outdoor Inc
4.50%, 03/15/2029
(f)
545 488

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
$ 545 $ 492
$ 38,077
Lodging - 1.85%
Boyd Gaming Corp
4.75%, 12/01/2027 725 685
4.75%, 06/15/2031
(f)
12,424 11,235
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(f)
895 818
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(f)
1,890 1,601
3.75%, 05/01/2029
(f)
1,050 951
4.00%, 05/01/2031
(f)
1,735 1,552
4.88%, 01/15/2030 1,595 1,539
5.38%, 05/01/2025
(f)
1,773 1,809
5.75%, 05/01/2028
(f)
612 621
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(f)
522 456
5.00%, 06/01/2029
(f)
826 745
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 1,155 1,143
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(f)
200 176
4.75%, 01/15/2028 275 253
6.13%, 09/15/2025
(f)
383 392
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(f)
2,040 1,632
5.75%, 07/21/2028
(f)
1,205 1,013
MGM China Holdings Ltd
4.75%, 02/01/2027
(f)
135 113
5.25%, 06/18/2025
(f)
1,360 1,226
5.38%, 05/15/2024
(f)
730 684
5.88%, 05/15/2026
(f)
1,395 1,231
MGM Resorts International
4.63%, 09/01/2026
(g)
791 745
4.75%, 10/15/2028 675 620
5.50%, 04/15/2027 533 519
5.75%, 06/15/2025 700 695
6.00%, 03/15/2023 843 853
6.75%, 05/01/2025 700 717
Station Casinos LLC
4.50%, 02/15/2028
(f)
1,225 1,112
4.63%, 12/01/2031
(f)
14,900 12,487
Studio City Finance Ltd
5.00%, 01/15/2029
(f)
2,150 1,484
6.00%, 07/15/2025
(f)
1,365 1,147
6.50%, 01/15/2028
(f),(g)
1,479 1,161
Travel + Leisure Co
3.90%, 03/01/2023 82 82
4.50%, 12/01/2029
(f)
600 531
4.63%, 03/01/2030
(f)
337 300
5.65%, 04/01/2024 266 268
6.00%, 04/01/2027 739 745
6.63%, 07/31/2026
(f)
819 839
Universal Entertainment Corp
8.50%, 12/11/2024
(f)
1,300 1,309
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(f)
545 508
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(f)
1,003 983
5.25%, 05/15/2027
(f),(g)
1,395 1,283
5.50%, 03/01/2025
(f)
1,865 1,804
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Macau Ltd
4.88%, 10/01/2024
(f)
$ 1,025 $ 915
5.13%, 12/15/2029
(f)
1,510 1,190
5.50%, 01/15/2026
(f)
1,295 1,110
5.50%, 10/01/2027
(f)
815 658
5.63%, 08/26/2028
(f)
750 598
$ 64,538
Machinery - Construction & Mining - 0.09%
BWX Technologies Inc
4.13%, 06/30/2028
(f)
1,557 1,444
Manitowoc Co Inc/The
9.00%, 04/01/2026
(f)
225 233
Terex Corp
5.00%, 05/15/2029
(f)
1,405 1,291
$ 2,968
Machinery - Diversified - 0.75%
ATS Automation Tooling Systems Inc
4.13%, 12/15/2028
(f)
346 312
GrafTech Finance Inc
4.63%, 12/15/2028
(f)
498 454
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(f),(h),(i)
113 116
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
5,945 5,964
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
314 312
SPX FLOW Inc
8.75%, 04/01/2030
(f)
540 486
Stevens Holding Co Inc
6.13%, 10/01/2026
(f)
1,063 1,066
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
15,519 14,976
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(f)
795 765
TK Elevator US Newco Inc
5.25%, 07/15/2027
(f)
1,985 1,860
$ 26,311
Media - 5.14%
Altice Financing SA
5.00%, 01/15/2028
(f)
1,811 1,512
5.75%, 08/15/2029
(f)
1,710 1,441
AMC Networks Inc
4.25%, 02/15/2029 1,520 1,323
Audacy Capital Corp
6.50%, 05/01/2027
(f),(g)
1,201 1,033
6.75%, 03/31/2029
(f)
2,000 1,732
Belo Corp
7.25%, 09/15/2027 170 187
Cable One Inc
4.00%, 11/15/2030
(f)
490 420
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(f)
8,625 7,269
4.25%, 01/15/2034
(f)
595 473
4.50%, 08/15/2030
(f)
3,750 3,272
4.50%, 05/01/2032 3,260 2,742
4.50%, 06/01/2033
(f)
1,900 1,554
4.75%, 03/01/2030
(f)
8,910 7,963
4.75%, 02/01/2032
(f)
1,000 859
5.00%, 02/01/2028
(f)
5,900 5,620
5.13%, 05/01/2027
(f)
3,494 3,406
5.38%, 06/01/2029
(f)
3,717 3,522
5.50%, 05/01/2026
(f)
1,135 1,138
CSC Holdings LLC
3.38%, 02/15/2031
(f)
605 472
4.13%, 12/01/2030
(f)
740 611
4.50%, 11/15/2031
(f)
210 172

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC   (continued)
4.63%, 12/01/2030
(f)
$ 20,890 $ 15,981
5.25%, 06/01/2024 239 234
5.38%, 02/01/2028
(f)
1,100 1,010
5.50%, 04/15/2027
(f)
1,006 971
5.75%, 01/15/2030
(f)
3,417 2,836
6.50%, 02/01/2029
(f)
1,248 1,186
7.50%, 04/01/2028
(f),(g)
5,620 5,181
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(f),(g)
516 513
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
175 65
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
3,170 2,984
DISH DBS Corp
5.00%, 03/15/2023 1,644 1,629
5.13%, 06/01/2029 2,490 1,945
5.25%, 12/01/2026
(f)
3,070 2,819
5.75%, 12/01/2028
(f)
2,830 2,531
5.88%, 11/15/2024 2,194 2,128
7.38%, 07/01/2028 1,399 1,223
7.75%, 07/01/2026 2,005 1,886
Gannett Holdings LLC
6.00%, 11/01/2026
(f)
2,060 1,875
GCI LLC
4.75%, 10/15/2028
(f)
520 482
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
1,345 1,159
Gray Television Inc
4.75%, 10/15/2030
(f)
1,065 927
5.88%, 07/15/2026
(f)
640 644
7.00%, 05/15/2027
(f)
435 450
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
1,005 911
5.25%, 08/15/2027
(f)
991 927
8.38%, 05/01/2027 1,908 1,889
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
367 334
6.75%, 10/15/2027
(f)
1,860 1,848
Liberty Interactive LLC
8.25%, 02/01/2030 1,167 1,030
8.50%, 07/15/2029 981 883
McGraw-Hill Education Inc
8.00%, 08/01/2029
(f)
771 690
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
20 20
News Corp
3.88%, 05/15/2029
(f)
1,705 1,542
5.13%, 02/15/2032
(f)
660 630
Nexstar Media Inc
4.75%, 11/01/2028
(f)
2,207 2,003
5.63%, 07/15/2027
(f)
8,475 8,248
Paramount Global
6.25%, 02/28/2057
(j)
1,712 1,652
3 Month USD LIBOR + 3.90%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(f)
831 765
6.50%, 09/15/2028
(f)
1,490 1,311
Scripps Escrow II Inc
3.88%, 01/15/2029
(f)
443 394
5.38%, 01/15/2031
(f)
5,163 4,596
Scripps Escrow Inc
5.88%, 07/15/2027
(f)
475 454
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sinclair Television Group Inc
4.13%, 12/01/2030
(f)
$ 250 $ 207
5.13%, 02/15/2027
(f)
758 664
5.50%, 03/01/2030
(f)
485 397
Sirius XM Radio Inc
3.13%, 09/01/2026
(f)
810 746
3.88%, 09/01/2031
(f)
1,400 1,182
4.00%, 07/15/2028
(f)
7,805 7,054
4.13%, 07/01/2030
(f)
1,550 1,361
5.00%, 08/01/2027
(f)
446 430
5.50%, 07/01/2029
(f)
1,303 1,253
SportsNet New York
10.25%, 01/15/2025
(e),(k)
4,130 4,161
TEGNA Inc
4.63%, 03/15/2028 764 735
4.75%, 03/15/2026
(f)
200 198
5.00%, 09/15/2029 1,295 1,256
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(f)
1,400 1,337
Univision Communications Inc
4.50%, 05/01/2029
(f)
1,050 942
5.13%, 02/15/2025
(f)
1,959 1,925
6.63%, 06/01/2027
(f)
1,712 1,716
UPC Broadband Finco BV
4.88%, 07/15/2031
(f)
1,735 1,525
UPC Holding BV
5.50%, 01/15/2028
(f)
430 407
Urban One Inc
7.38%, 02/01/2028
(f)
630 610
Videotron Ltd
3.63%, 06/15/2029
(f)
1,380 1,201
5.13%, 04/15/2027
(f)
664 651
5.38%, 06/15/2024
(f)
1,017 1,027
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
14,776 12,855
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(f)
1,650 1,432
5.50%, 05/15/2029
(f)
1,475 1,364
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(f)
405 368
VZ Secured Financing BV
5.00%, 01/15/2032
(f)
1,545 1,333
Ziggo Bond Co BV
5.13%, 02/28/2030
(f)
755 655
6.00%, 01/15/2027
(f)
1,625 1,592
Ziggo BV
4.88%, 01/15/2030
(f)
1,055 935
$ 179,026
Metal Fabrication & Hardware - 0.02%
Park-Ohio Industries Inc
6.63%, 04/15/2027
(g)
756 567
Mining - 1.57%
Alcoa Nederland Holding BV
5.50%, 12/15/2027
(f)
571 568
6.13%, 05/15/2028
(f)
430 437
Arconic Corp
6.00%, 05/15/2025
(f)
565 567
6.13%, 02/15/2028
(f)
17,032 16,500
Century Aluminum Co
7.50%, 04/01/2028
(f)
11,155 11,197
Coeur Mining Inc
5.13%, 02/15/2029
(f)
895 718
Compass Minerals International Inc
4.88%, 07/15/2024
(f)
860 851
6.75%, 12/01/2027
(f)
353 357

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Constellium SE
3.75%, 04/15/2029
(f)
$ 3,450 $ 2,984
5.63%, 06/15/2028
(f)
1,250 1,197
5.88%, 02/15/2026
(f)
1,625 1,609
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(f)
1,835 1,624
4.50%, 09/15/2027
(f)
485 460
5.13%, 05/15/2024
(f)
1,242 1,254
Hecla Mining Co
7.25%, 02/15/2028 255 258
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(f)
268 288
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(f)
435 451
Kaiser Aluminum Corp
4.50%, 06/01/2031
(f)
141 122
4.63%, 03/01/2028
(f)
310 284
New Gold Inc
7.50%, 07/15/2027
(f)
594 598
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(f)
15,820 —
Novelis Corp
3.25%, 11/15/2026
(f)
115 105
3.88%, 08/15/2031
(f)
250 214
4.75%, 01/30/2030
(f)
6,980 6,420
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(f),(g)
1,515 1,512
Real Alloy Holding Inc
11.00%, 11/30/2023
(e),(h),(k)
4,258 4,258
$ 54,833
Miscellaneous Manufacturers - 0.19%
Amsted Industries Inc
5.63%, 07/01/2027
(f)
600 595
EnPro Industries Inc
5.75%, 10/15/2026 179 179
FXI Holdings Inc
7.88%, 11/01/2024
(f)
543 535
12.25%, 11/15/2026
(f)
963 1,026
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(f)
680 663
Hillenbrand Inc
5.00%, 09/15/2026 1,260 1,241
LSB Industries Inc
6.25%, 10/15/2028
(f)
2,110 2,068
Trinity Industries Inc
4.55%, 10/01/2024 230 229
$ 6,536
Office & Business Equipment - 0.11%
Pitney Bowes Inc
6.88%, 03/15/2027
(f)
120 111
7.25%, 03/15/2029
(f),(g)
1,354 1,238
Xerox Corp
3.80%, 05/15/2024
(g)
215 208
4.62%, 03/15/2023 715 715
4.80%, 03/01/2035 350 276
6.75%, 12/15/2039 280 262
Xerox Holdings Corp
5.00%, 08/15/2025
(f)
930 893
5.50%, 08/15/2028
(f)
250 225
$ 3,928
Oil & Gas - 5.88%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
750 773
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Antero Resources Corp
7.63%, 02/01/2029
(f)
$ 400 $ 424
8.38%, 07/15/2026
(f)
480 517
Apache Corp
4.25%, 01/15/2030 755 701
4.88%, 11/15/2027 560 547
5.10%, 09/01/2040 1,570 1,421
5.25%, 02/01/2042 815 750
5.35%, 07/01/2049 765 671
6.00%, 01/15/2037 335 346
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(f)
1,040 1,007
7.00%, 11/01/2026
(f)
900 907
Athabasca Oil Corp
9.75%, 11/01/2026
(f)
365 387
Baytex Energy Corp
5.63%, 06/01/2024
(f)
308 306
8.75%, 04/01/2027
(f)
700 740
California Resources Corp
7.13%, 02/01/2026
(f)
30 31
Callon Petroleum Co
6.13%, 10/01/2024 895 884
6.38%, 07/01/2026 665 642
8.00%, 08/01/2028
(f)
194 201
8.25%, 07/15/2025 1,000 1,003
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(f)
476 426
9.25%, 07/15/2024
(f)
580 615
Centennial Resource Production LLC
5.38%, 01/15/2026
(f)
150 146
6.88%, 04/01/2027
(f),(g)
200 200
Chesapeake Energy Corp
5.50%, 02/01/2026
(f)
200 198
6.75%, 04/15/2029
(f)
1,200 1,208
Civitas Resources Inc
5.00%, 10/15/2026
(f)
2,060 1,957
CNX Resources Corp
6.00%, 01/15/2029
(f)
520 513
7.25%, 03/14/2027
(f)
425 434
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(f)
14,483 14,411
Comstock Resources Inc
5.88%, 01/15/2030
(f)
13,375 12,871
6.75%, 03/01/2029
(f)
4,875 4,930
7.50%, 05/15/2025
(f)
605 617
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(f)
1,745 1,745
CVR Energy Inc
5.25%, 02/15/2025
(f)
1,060 1,025
5.75%, 02/15/2028
(f)
300 281
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(f)
750 752
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
1,327 1,330
6.63%, 07/15/2025
(f)
1,165 1,197
Energy Ventures Gom LLC / EnVen Finance Corp
11.75%, 04/15/2026
(f)
199 206
Ensign Drilling Inc
9.25%, 04/15/2024
(f)
620 606
Global Marine Inc
7.00%, 06/01/2028 1,500 1,046

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
$ 1,315 $ 1,289
6.00%, 04/15/2030
(f)
4,075 4,044
6.00%, 02/01/2031
(f)
5,422 5,232
6.25%, 11/01/2028
(f)
385 383
6.25%, 04/15/2032
(f)
6,050 5,895
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(f)
170 173
Laredo Petroleum Inc
9.50%, 01/15/2025 1,800 1,845
10.13%, 01/15/2028
(g)
800 842
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(f)
374 374
Matador Resources Co
5.88%, 09/15/2026 1,050 1,031
MEG Energy Corp
5.88%, 02/01/2029
(f)
6,145 6,015
7.13%, 02/01/2027
(f)
8,465 8,596
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
871 799
10.50%, 05/15/2027
(f)
310 302
Murphy Oil Corp
5.75%, 08/15/2025 336 336
6.37%, 12/01/2042 245 221
6.38%, 07/15/2028 495 504
6.88%, 08/15/2024 42 42
Nabors Industries Inc
5.75%, 02/01/2025 595 569
9.00%, 02/01/2025
(f)
15 15
Nabors Industries Ltd
7.25%, 01/15/2026
(f)
1,105 1,080
7.50%, 01/15/2028
(f)
300 287
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(f)
1,475 1,461
Northern Oil and Gas Inc
8.13%, 03/01/2028
(f)
1,265 1,259
Oasis Petroleum Inc
6.38%, 06/01/2026
(f)
544 547
Occidental Petroleum Corp
3.20%, 08/15/2026 165 155
4.20%, 03/15/2048 580 481
4.30%, 08/15/2039 600 510
4.40%, 04/15/2046 1,225 1,051
4.40%, 08/15/2049 300 254
4.50%, 07/15/2044 590 507
4.63%, 06/15/2045 646 557
5.50%, 12/01/2025 780 794
5.55%, 03/15/2026 975 999
5.88%, 09/01/2025 711 730
6.13%, 01/01/2031 1,795 1,886
6.20%, 03/15/2040 2,588 2,679
6.38%, 09/01/2028 2,020 2,121
6.45%, 09/15/2036 26,623 28,886
6.60%, 03/15/2046 6,367 6,940
6.63%, 09/01/2030 1,705 1,848
6.95%, 07/01/2024 738 774
7.15%, 05/15/2028 235 254
7.50%, 05/01/2031 910 1,037
7.88%, 09/15/2031 545 637
7.95%, 06/15/2039 740 895
8.00%, 07/15/2025 520 560
8.50%, 07/15/2027 940 1,060
8.88%, 07/15/2030 6,035 7,248
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(f)
225 222
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Parkland Corp
4.50%, 10/01/2029
(f)
$ 1,953 $ 1,710
5.88%, 07/15/2027
(f)
1,000 970
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 405
5.15%, 11/15/2029 1,255 1,193
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 1,120 986
7.25%, 06/15/2025 1,099 1,061
9.25%, 05/15/2025
(f)
1,225 1,270
PDC Energy Inc
5.75%, 05/15/2026 810 788
6.13%, 09/15/2024 249 250
Precision Drilling Corp
6.88%, 01/15/2029
(f)
540 524
7.13%, 01/15/2026
(f)
550 552
Puma International Financing SA
5.00%, 01/24/2026
(f)
730 681
5.13%, 10/06/2024
(f)
400 382
Range Resources Corp
4.88%, 05/15/2025 550 545
5.00%, 03/15/2023 873 875
8.25%, 01/15/2029 435 466
Rockcliff Energy II LLC
5.50%, 10/15/2029
(f)
565 548
SM Energy Co
5.63%, 06/01/2025 90 88
6.75%, 09/15/2026 375 373
10.00%, 01/15/2025
(f)
351 379
Southwestern Energy Co
4.75%, 02/01/2032 1,070 1,012
5.38%, 02/01/2029 700 691
5.38%, 03/15/2030 205 202
5.95%, 01/23/2025 173 175
7.75%, 10/01/2027 90 94
8.38%, 09/15/2028 600 649
Strathcona Resources Ltd
6.88%, 08/01/2026
(f)
590 571
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,050 944
5.88%, 03/15/2028 5,887 5,799
6.00%, 04/15/2027 490 494
Talos Production Inc
12.00%, 01/15/2026 859 924
Tap Rock Resources LLC
7.00%, 10/01/2026
(f)
500 505
Teine Energy Ltd
6.88%, 04/15/2029
(f)
5,527 5,499
Transocean Guardian Ltd
5.88%, 01/15/2024
(f)
622 596
Transocean Inc
7.25%, 11/01/2025
(f)
385 319
7.50%, 01/15/2026
(f)
792 647
8.00%, 02/01/2027
(f)
944 746
9.35%, 12/15/2041 200 134
11.50%, 01/30/2027
(f)
510 507
Transocean Pontus Ltd
6.13%, 08/01/2025
(f)
538 529
Transocean Poseidon Ltd
6.88%, 02/01/2027
(f)
664 639
Transocean Sentry Ltd
5.38%, 05/15/2023
(f)
333 323
Vantage Drilling International
9.25%, 11/15/2023
(f)
400 388
Vermilion Energy Inc
5.63%, 03/15/2025
(f)
1,064 1,057
6.88%, 05/01/2030
(f)
1,315 1,284

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
W&T Offshore Inc
9.75%, 11/01/2023
(f)
$ 995 $ 988
$ 204,960
Oil & Gas Services - 0.26%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
985 955
6.88%, 04/01/2027
(f)
435 436
Bristow Group Inc
6.88%, 03/01/2028
(f)
415 407
CGG SA
8.75%, 04/01/2027
(f)
204 203
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 551 552
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(f)
500 512
Oceaneering International Inc
4.65%, 11/15/2024 113 109
6.00%, 02/01/2028 479 446
TechnipFMC PLC
6.50%, 02/01/2026
(f)
600 621
Telford Offshore Ltd
12.00%, PIK 12.00%
(h),(i),(l)
402 12
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(f)
277 279
Transocean Proteus Ltd
6.25%, 12/01/2024
(f)
411 403
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 662 649
6.88%, 09/01/2027 739 722
Weatherford International Ltd
6.50%, 09/15/2028
(f)
690 697
8.63%, 04/30/2030
(f)
1,715 1,698
11.00%, 12/01/2024
(f)
440 453
$ 9,154
Packaging & Containers - 2.48%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(f),(h),(i)
1,027 863
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(f)
420 366
4.00%, 09/01/2029
(f)
16,384 14,041
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
1,680 1,554
5.25%, 04/30/2025
(f)
795 790
5.25%, 08/15/2027
(f)
1,570 1,348
5.25%, 08/15/2027
(f)
970 833
Ball Corp
2.88%, 08/15/2030 1,065 896
3.13%, 09/15/2031 500 418
4.00%, 11/15/2023 830 828
4.88%, 03/15/2026 1,140 1,140
5.25%, 07/01/2025 596 611
Berry Global Inc
4.50%, 02/15/2026
(f)
296 291
5.63%, 07/15/2027
(f)
500 498
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
1,740 1,679
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 645 625
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 695
Graham Packaging Co Inc
7.13%, 08/15/2028
(f)
625 564
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Graphic Packaging International LLC
3.50%, 03/15/2028
(f)
$ 980 $ 882
3.50%, 03/01/2029
(f)
1,613 1,423
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
8,230 7,736
LABL Inc
6.75%, 07/15/2026
(f)
2,435 2,343
10.50%, 07/15/2027
(f)
925 893
Matthews International Corp
5.25%, 12/01/2025
(f)
265 262
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(f)
1,425 1,391
7.25%, 04/15/2025
(f)
1,280 1,213
OI European Group BV
4.75%, 02/15/2030
(f)
1,055 928
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(f)
205 200
6.38%, 08/15/2025
(f)
83 83
Pactiv Evergreen Group Issuer Inc/Pactiv
Evergreen Group Issuer LLC
4.00%, 10/15/2027
(f)
1,445 1,261
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(f)
520 459
Pactiv LLC
7.95%, 12/15/2025 435 426
8.38%, 04/15/2027 830 820
Sealed Air Corp
4.00%, 12/01/2027
(f)
530 498
5.13%, 12/01/2024
(f)
80 81
5.50%, 09/15/2025
(f)
872 892
6.88%, 07/15/2033
(f)
355 389
Silgan Holdings Inc
4.13%, 02/01/2028 1,015 947
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
12,274 11,844
9.25%, 08/01/2024
(f)
6,247 6,138
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
16,860 16,292
8.50%, 08/15/2027
(f)
1,030 1,017
$ 86,458
Pharmaceuticals - 1.45%
180 Medical Inc
3.88%, 10/15/2029
(f)
1,015 903
AdaptHealth LLC
4.63%, 08/01/2029
(f)
1,300 1,102
6.13%, 08/01/2028
(f)
290 274
Bausch Health Americas Inc
8.50%, 01/31/2027
(f),(g)
2,496 2,362
9.25%, 04/01/2026
(f)
2,670 2,651
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
1,298 957
5.00%, 02/15/2029
(f)
1,220 858
5.25%, 01/30/2030
(f)
5,677 3,941
5.25%, 02/15/2031
(f)
1,129 785
5.50%, 11/01/2025
(f)
1,345 1,301
5.75%, 08/15/2027
(f)
900 842
6.13%, 04/15/2025
(f)
1,794 1,799
6.13%, 02/01/2027
(f)
205 197
6.25%, 02/15/2029
(f)
2,580 1,878
7.00%, 01/15/2028
(f)
790 652
7.25%, 05/30/2029
(f)
924 699
9.00%, 12/15/2025
(f)
1,470 1,476
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(f)
405 388

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Elanco Animal Health Inc
6.40%, 08/28/2028 $ 1,035 $ 1,062
Embecta Corp
5.00%, 02/15/2030
(f)
1,730 1,561
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 06/30/2028
(f)
2,110 907
9.50%, 07/31/2027
(f)
1,335 1,053
Endo Luxembourg Finance Co I Sarl / Endo US
Inc
6.13%, 04/01/2029
(f)
795 692
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(f)
1,390 1,367
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(f)
700 563
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(f)
665 665
Option Care Health Inc
4.38%, 10/31/2029
(f)
148 133
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(f)
1,921 1,787
5.13%, 04/30/2031
(f)
8,600 7,772
Owens & Minor Inc
4.50%, 03/31/2029
(f)
555 499
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(f)
1,300 1,146
Par Pharmaceutical Inc
7.50%, 04/01/2027
(f)
1,725 1,574
Perrigo Co PLC
4.00%, 11/15/2023 995 1,012
Perrigo Finance Unlimited Co
3.90%, 06/15/2030 3,075 2,758
4.38%, 03/15/2026 331 320
4.90%, 12/15/2044 1,315 1,050
Prestige Brands Inc
3.75%, 04/01/2031
(f)
940 797
5.13%, 01/15/2028
(f)
495 470
Vizient Inc
6.25%, 05/15/2027
(f)
300 310
$ 50,563
Pipelines - 4.38%
AI Candelaria Spain SA
7.50%, 12/15/2028
(f)
299 290
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
1,810 1,696
5.75%, 03/01/2027
(f)
2,300 2,239
5.75%, 01/15/2028
(f)
4,050 3,938
7.88%, 05/15/2026
(f)
1,080 1,130
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(f)
580 581
7.63%, 12/15/2025
(f)
210 216
Buckeye Partners LP
4.13%, 03/01/2025
(f)
600 575
4.13%, 12/01/2027 945 872
4.15%, 07/01/2023 495 491
4.35%, 10/15/2024 295 291
4.50%, 03/01/2028
(f)
5,475 4,996
5.60%, 10/15/2044 3,121 2,505
5.85%, 11/15/2043 3,120 2,488
Cheniere Energy Inc
4.63%, 10/15/2028 2,020 1,954
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Cheniere Energy Partners LP
3.25%, 01/31/2032
(f)
$ 500 $ 428
4.00%, 03/01/2031 1,285 1,163
4.50%, 10/01/2029 1,429 1,368
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
189 174
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(f)
11,800 10,884
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
688 670
5.75%, 04/01/2025 424 419
6.00%, 02/01/2029
(f)
2,185 2,125
8.00%, 04/01/2029
(f)
129 134
DCP Midstream Operating LP
5.13%, 05/15/2029 892 877
5.38%, 07/15/2025 484 486
5.60%, 04/01/2044 400 382
5.63%, 07/15/2027 738 749
5.85%, 05/21/2043
(f),(j)
675 614
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(f)
287 321
6.75%, 09/15/2037
(f)
515 578
8.13%, 08/16/2030 220 259
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 658
7.13%, 06/01/2028
(f)
401 383
DT Midstream Inc
4.13%, 06/15/2029
(f)
2,840 2,584
4.38%, 06/15/2031
(f)
6,335 5,676
EnLink Midstream LLC
5.38%, 06/01/2029 924 899
5.63%, 01/15/2028
(f)
957 948
EnLink Midstream Partners LP
4.15%, 06/01/2025 550 535
4.40%, 04/01/2024 450 444
4.85%, 07/15/2026 280 272
5.05%, 04/01/2045 250 192
5.45%, 06/01/2047 77 62
5.60%, 04/01/2044 593 489
EQM Midstream Partners LP
4.00%, 08/01/2024 639 618
4.13%, 12/01/2026 828 769
4.50%, 01/15/2029
(f)
80 72
4.75%, 07/15/2023 336 332
4.75%, 01/15/2031
(f)
6,185 5,515
5.50%, 07/15/2028 923 881
6.50%, 07/01/2027
(f)
1,636 1,652
6.50%, 07/15/2048 490 451
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 654
6.25%, 05/15/2026 572 533
6.50%, 10/01/2025 701 666
7.75%, 02/01/2028 890 857
8.00%, 01/15/2027 6,185 6,066
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 241 235
7.00%, 08/01/2027 357 349
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
5,866 5,952
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
1,041 1,041
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
6,930 6,593

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(f)
$ 990 $ 959
ITT Holdings LLC
6.50%, 08/01/2029
(f)
1,740 1,540
New Fortress Energy Inc
6.50%, 09/30/2026
(f)
1,660 1,607
6.75%, 09/15/2025
(f)
5,491 5,399
NGL Energy Operating LLC / NGL Energy
Finance Corp
7.50%, 02/01/2026
(f)
2,244 2,114
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025
(g)
1,076 903
7.50%, 11/01/2023 479 444
7.50%, 04/15/2026 551 461
NuStar Logistics LP
5.63%, 04/28/2027 7,543 7,234
5.75%, 10/01/2025 1,605 1,597
6.00%, 06/01/2026 640 639
6.38%, 10/01/2030 200 197
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05/15/2023 1,388 1,385
Rattler Midstream LP
5.63%, 07/15/2025
(f)
1,015 1,016
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(f)
1,900 1,804
4.80%, 05/15/2030
(f)
5,211 4,773
4.95%, 07/15/2029
(f)
1,354 1,268
6.88%, 04/15/2040
(f)
655 622
7.50%, 07/15/2038
(f)
630 622
Southeast Supply Header LLC
4.25%, 06/15/2024
(f)
515 508
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 1,100 880
8.50%, 10/15/2026
(f)
1,325 1,237
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(f)
872 813
6.00%, 03/01/2027
(f)
691 663
6.00%, 12/31/2030
(f)
1,220 1,129
6.00%, 09/01/2031
(f)
1,265 1,154
7.50%, 10/01/2025
(f)
615 628
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(f)
6,070 5,539
4.13%, 08/15/2031
(f)
3,350 3,040
Western Midstream Operating LP
4.50%, 03/01/2028 807 769
4.55%, 02/01/2030 1,565 1,438
4.65%, 07/01/2026 985 971
4.75%, 08/15/2028 1,845 1,797
5.30%, 03/01/2048 4,000 3,470
5.45%, 04/01/2044 885 808
5.75%, 02/01/2050 1,199 1,057
$ 152,756
Real Estate - 0.29%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(f)
960 979
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(f)
1,236 1,226
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(f)
561 563
Howard Hughes Corp/The
4.13%, 02/01/2029
(f)
1,045 941
4.38%, 02/01/2031
(f)
653 581
5.38%, 08/01/2028
(f)
910 882
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Kennedy-Wilson Inc
4.75%, 03/01/2029 $ 673 $ 621
4.75%, 02/01/2030 625 564
5.00%, 03/01/2031 598 540
Newmark Group Inc
6.13%, 11/15/2023 517 527
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(f)
845 843
5.25%, 04/15/2030
(f)
300 243
5.75%, 01/15/2029
(f)
1,000 838
WeWork Cos Inc
7.88%, 05/01/2025
(f)
705 594
$ 9,942
REITs - 1.43%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(f)
151 131
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(f)
286 261
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(f)
2,393 2,167
5.75%, 05/15/2026
(f),(g)
50 48
Diversified Healthcare Trust
4.38%, 03/01/2031 510 396
9.75%, 06/15/2025 500 524
GEO Group Inc/The
5.13%, 04/01/2023 640 610
5.88%, 10/15/2024 195 174
6.00%, 04/15/2026 1,285 1,037
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
1,045 960
3.75%, 09/15/2030
(f)
405 349
6.00%, 04/15/2025
(f)
430 436
Iron Mountain Inc
4.50%, 02/15/2031
(f)
1,145 981
4.88%, 09/15/2027
(f)
1,336 1,276
4.88%, 09/15/2029
(f)
1,220 1,118
5.00%, 07/15/2028
(f)
750 710
5.25%, 03/15/2028
(f)
1,148 1,094
5.25%, 07/15/2030
(f)
2,057 1,885
5.63%, 07/15/2032
(f)
864 781
iStar Inc
4.75%, 10/01/2024 745 725
5.50%, 02/15/2026 647 630
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(f)
415 381
4.75%, 06/15/2029
(f)
619 555
5.25%, 10/01/2025
(f)
294 289
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 1,347 1,144
4.63%, 08/01/2029 835 772
5.00%, 10/15/2027 1,956 1,877
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
1,020 934
5.88%, 10/01/2028
(f)
624 605
7.50%, 06/01/2025
(f)
525 543
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 89 83
RLJ Lodging Trust LP
3.75%, 07/01/2026
(f)
500 463
4.00%, 09/15/2029
(f)
1,053 940
SBA Communications Corp
3.13%, 02/01/2029 2,401 2,059
3.88%, 02/15/2027 1,560 1,481

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Service Properties Trust
3.95%, 01/15/2028 $ 445 $ 353
4.35%, 10/01/2024 918 850
4.38%, 02/15/2030 720 553
4.50%, 06/15/2023 410 400
4.50%, 03/15/2025 645 584
4.65%, 03/15/2024 568 535
4.75%, 10/01/2026 740 636
4.95%, 02/15/2027 415 360
5.25%, 02/15/2026 650 578
5.50%, 12/15/2027 851 774
7.50%, 09/15/2025 896 894
Starwood Property Trust Inc
4.38%, 01/15/2027
(f)
540 504
4.75%, 03/15/2025 406 401
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(f)
2,469 2,059
7.88%, 02/15/2025
(f)
2,299 2,339
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(f)
200 179
6.50%, 02/15/2029
(f)
1,165 1,005
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
3,188 2,940
3.88%, 02/15/2029
(f)
665 632
4.25%, 12/01/2026
(f)
1,665 1,578
4.50%, 09/01/2026
(f)
888 875
4.63%, 06/15/2025
(f)
645 642
5.63%, 05/01/2024
(f)
830 839
5.75%, 02/01/2027
(e),(f)
605 605
XHR LP
6.38%, 08/15/2025
(f)
385 390
$ 49,924
Retail - 4.54%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(f)
1,645 1,453
3.88%, 01/15/2028
(f)
1,838 1,691
4.00%, 10/15/2030
(f)
8,932 7,635
4.38%, 01/15/2028
(f)
8,730 7,966
5.75%, 04/15/2025
(f)
920 940
99 Escrow Issuer Inc
7.50%, 01/15/2026
(f)
460 299
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(f)
115 130
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f)
215 225
Arko Corp
5.13%, 11/15/2029
(f)
1,340 1,186
Asbury Automotive Group Inc
4.63%, 11/15/2029
(f)
1,190 1,071
4.75%, 03/01/2030 78 70
5.00%, 02/15/2032
(f)
740 657
Bath & Body Works Inc
6.63%, 10/01/2030
(f)
1,120 1,114
6.88%, 11/01/2035 744 727
6.95%, 03/01/2033 590 561
7.50%, 06/15/2029 883 913
7.60%, 07/15/2037 1,172 1,108
9.38%, 07/01/2025
(f)
409 460
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(h),(i)
630 539
Bed Bath & Beyond Inc
4.92%, 08/01/2034 500 350
5.17%, 08/01/2044 441 244
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Bloomin' Brands Inc / OSI Restaurant Partners
LLC
5.13%, 04/15/2029
(f)
$ 1,245 $ 1,158
BlueLinx Holdings Inc
6.00%, 11/15/2029
(f)
2,255 2,041
Brinker International Inc
3.88%, 05/15/2023 780 776
5.00%, 10/01/2024
(f)
235 235
Carrols Restaurant Group Inc
5.88%, 07/01/2029
(f)
300 227
Carvana Co
4.88%, 09/01/2029
(f),(g)
1,107 808
5.63%, 10/01/2025
(f),(g)
415 359
5.88%, 10/01/2028
(f),(g)
500 397
10.25%, 05/01/2030
(f),(m)
490 474
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
400 415
eG Global Finance PLC
6.75%, 02/07/2025
(f)
755 734
8.50%, 10/30/2025
(f)
515 515
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(f)
1,085 982
5.88%, 04/01/2029
(f)
250 218
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
354 321
6.75%, 01/15/2030
(f)
500 433
FirstCash Inc
4.63%, 09/01/2028
(f)
715 651
Foot Locker Inc
4.00%, 10/01/2029
(f),(g)
905 753
Foundation Building Materials Inc
6.00%, 03/01/2029
(f)
882 718
Gap Inc/The
3.63%, 10/01/2029
(f)
576 469
Group 1 Automotive Inc
4.00%, 08/15/2028
(f)
840 756
IRB Holding Corp
7.00%, 06/15/2025
(f)
8,222 8,462
Ken Garff Automotive LLC
4.88%, 09/15/2028
(f)
330 300
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(f)
717 715
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
7,203 5,861
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(f)
425 372
Lithia Motors Inc
3.88%, 06/01/2029
(f)
765 691
4.38%, 01/15/2031
(f)
476 437
4.63%, 12/15/2027
(f)
586 558
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
13,325 12,020
Macy's Retail Holdings LLC
4.30%, 02/15/2043 265 182
4.50%, 12/15/2034 592 462
5.13%, 01/15/2042 379 281
5.88%, 04/01/2029
(f)
1,760 1,670
5.88%, 03/15/2030
(f)
383 359
6.38%, 03/15/2037 670 575
Marks & Spencer PLC
7.13%, 12/01/2037
(f)
200 202
Michaels Cos Inc/The
7.88%, 05/01/2029
(f)
921 725

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Murphy Oil USA Inc
3.75%, 02/15/2031
(f)
$ 540 $ 474
4.75%, 09/15/2029 540 512
5.63%, 05/01/2027 432 426
NMG Holding Co Inc / Neiman Marcus Group
LLC
7.13%, 04/01/2026
(f)
1,500 1,489
Nordstrom Inc
4.00%, 03/15/2027
(g)
1,330 1,233
4.25%, 08/01/2031 960 814
4.38%, 04/01/2030
(g)
1,862 1,620
5.00%, 01/15/2044
(g)
2,035 1,687
6.95%, 03/15/2028
(g)
675 689
Papa John's International Inc
3.88%, 09/15/2029
(f)
1,230 1,076
Park River Holdings Inc
5.63%, 02/01/2029
(f)
1,026 788
6.75%, 08/01/2029
(f)
6,050 4,844
Party City Holdings Inc
8.75%, 02/15/2026
(f)
414 380
Patrick Industries Inc
4.75%, 05/01/2029
(f)
1,740 1,492
7.50%, 10/15/2027
(f)
435 439
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
1,150 1,070
7.75%, 02/15/2029
(f)
1,637 1,629
QVC Inc
4.38%, 03/15/2023 1,015 1,015
4.38%, 09/01/2028 1,021 868
4.45%, 02/15/2025 920 892
4.75%, 02/15/2027 1,160 1,038
4.85%, 04/01/2024 910 905
5.45%, 08/15/2034 450 361
5.95%, 03/15/2043 310 241
Rite Aid Corp
7.50%, 07/01/2025
(f)
565 484
7.70%, 02/15/2027
(g)
180 124
8.00%, 11/15/2026
(f)
1,169 983
Sizzling Platter LLC / Sizzling Platter Finance
Corp
8.50%, 11/28/2025
(f)
510 464
Sonic Automotive Inc
4.63%, 11/15/2029
(f)
3,075 2,645
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(f)
15,947 15,545
SRS Distribution Inc
6.00%, 12/01/2029
(f)
7,705 6,761
6.13%, 07/01/2029
(f)
800 706
Staples Inc
7.50%, 04/15/2026
(f)
1,427 1,363
10.75%, 04/15/2027
(f)
2,515 2,228
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(f)
7,947 7,227
5.88%, 03/01/2027 523 523
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(f)
690 631
Victoria's Secret & Co
4.63%, 07/15/2029
(f)
1,390 1,140
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
8,190 7,504
Yum! Brands Inc
3.63%, 03/15/2031 850 730
3.88%, 11/01/2023 275 277
4.63%, 01/31/2032 2,045 1,858
4.75%, 01/15/2030
(f)
1,620 1,541
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Yum! Brands Inc   (continued)
5.35%, 11/01/2043 $ 408 $ 373
5.38%, 04/01/2032 2,210 2,112
6.88%, 11/15/2037 300 317
$ 158,169
Semiconductors - 0.07%
Amkor Technology Inc
6.63%, 09/15/2027
(f)
500 509
ams-OSRAM AG
7.00%, 07/31/2025
(f)
365 369
Entegris Inc
4.38%, 04/15/2028
(f)
1,380 1,280
Synaptics Inc
4.00%, 06/15/2029
(f)
285 251
$ 2,409
Software - 2.82%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,540 3,575
Black Knight InfoServ LLC
3.63%, 09/01/2028
(f)
1,515 1,406
Boxer Parent Co Inc
7.13%, 10/02/2025
(f)
1,085 1,107
9.13%, 03/01/2026
(f)
950 962
Camelot Finance SA
4.50%, 11/01/2026
(f)
705 663
Castle US Holding Corp
9.50%, 02/15/2028
(f)
330 303
CDK Global Inc
4.88%, 06/01/2027 834 838
5.00%, 10/15/2024 266 274
5.25%, 05/15/2029
(f)
650 655
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(f)
1,263 1,260
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(f)
7,925 7,053
4.88%, 07/01/2029
(f)
8,111 7,148
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(f)
1,475 1,401
6.50%, 10/15/2028
(f)
517 486
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(f)
5,240 4,873
Elastic NV
4.13%, 07/15/2029
(f)
1,465 1,311
Fair Isaac Corp
4.00%, 06/15/2028
(f)
246 225
5.25%, 05/15/2026
(f)
1,140 1,146
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(f)
825 726
Minerva Merger Sub Inc
6.50%, 02/15/2030
(f)
3,680 3,387
MSCI Inc
3.25%, 08/15/2033
(f)
915 773
3.63%, 09/01/2030
(f)
800 705
3.88%, 02/15/2031
(f)
1,410 1,273
4.00%, 11/15/2029
(f)
1,075 990
Open Text Corp
3.88%, 02/15/2028
(f)
1,795 1,635
Open Text Holdings Inc
4.13%, 02/15/2030
(f)
1,235 1,096
Playtika Holding Corp
4.25%, 03/15/2029
(f)
21,103 19,013
PTC Inc
3.63%, 02/15/2025
(f)
220 213
4.00%, 02/15/2028
(f)
381 353

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Technology Global Inc
3.50%, 02/15/2028
(f)
$ 610 $ 528
5.38%, 12/01/2028
(f),(g)
1,030 839
ROBLOX Corp
3.88%, 05/01/2030
(f)
2,485 2,137
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(f),(h),(i)
1,000 1,295
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
20,220 19,816
Twilio Inc
3.63%, 03/15/2029 696 614
3.88%, 03/15/2031 832 715
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(f)
1,830 1,613
Ziff Davis Inc
4.63%, 10/15/2030
(f)
1,130 1,008
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f)
5,478 4,848
$ 98,263
Telecommunications - 5.71%
Altice France Holding SA
6.00%, 02/15/2028
(f)
1,450 1,197
10.50%, 05/15/2027
(f)
2,050 2,078
Altice France SA/France
5.13%, 01/15/2029
(f)
423 359
5.13%, 07/15/2029
(f)
1,940 1,642
5.50%, 01/15/2028
(f)
1,500 1,322
5.50%, 10/15/2029
(f)
1,500 1,275
8.13%, 02/01/2027
(f)
1,340 1,350
Avaya Inc
6.13%, 09/15/2028
(f)
1,275 1,183
British Telecommunications PLC
4.25%, 11/23/2081
(f),(g),(j)
900 839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(f),(j)
1,020 936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
CommScope Inc
4.75%, 09/01/2029
(f)
8,625 7,211
6.00%, 03/01/2026
(f)
1,220 1,151
7.13%, 07/01/2028
(f),(g)
625 498
8.25%, 03/01/2027
(f)
1,115 948
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
1,060 832
6.00%, 06/15/2025
(f)
13,165 11,520
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
4,990 4,853
Consolidated Communications Inc
6.50%, 10/01/2028
(f)
600 523
Embarq Corp
8.00%, 06/01/2036 1,828 1,645
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(f)
1,480 1,351
5.88%, 10/15/2027
(f)
1,770 1,695
5.88%, 11/01/2029 500 434
6.75%, 05/01/2029
(f)
1,365 1,230
Frontier Florida LLC
6.86%, 02/01/2028 740 729
GTT Communications Inc
0.00%, 12/31/2024
(d),(f)
15,960 1,317
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,045 1,016
6.63%, 08/01/2026 715 711
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Iliad Holding SASU
6.50%, 10/15/2026
(f)
$ 1,660 $ 1,596
7.00%, 10/15/2028
(f)
5,095 4,815
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(f)
2,891 2,722
Intrado Corp
8.50%, 10/15/2025
(f)
1,446 1,287
Level 3 Financing Inc
3.63%, 01/15/2029
(f)
1,770 1,436
3.75%, 07/15/2029
(f)
2,180 1,771
4.25%, 07/01/2028
(f)
5,359 4,528
4.63%, 09/15/2027
(f)
2,174 1,954
5.25%, 03/15/2026 895 870
5.38%, 05/01/2025 90 89
Ligado Networks LLC
0.00%, PIK 15.50%; 11/01/2023
(d),(f),(h),(i)
3,838 2,888
LogMeIn Inc
5.50%, 09/01/2027
(f)
910 796
Lumen Technologies Inc
4.00%, 02/15/2027
(f)
1,706 1,517
4.50%, 01/15/2029
(f)
1,030 814
5.13%, 12/15/2026
(f)
1,520 1,368
5.38%, 06/15/2029
(f)
1,025 835
5.63%, 04/01/2025 538 525
6.75%, 12/01/2023 870 884
6.88%, 01/15/2028 440 419
7.50%, 04/01/2024 1,290 1,325
7.60%, 09/15/2039 567 495
7.65%, 03/15/2042 580 519
Nokia Oyj
4.38%, 06/12/2027 410 398
6.63%, 05/15/2039 573 662
Sprint Capital Corp
6.88%, 11/15/2028 2,166 2,377
8.75%, 03/15/2032 2,623 3,333
Sprint Corp
7.13%, 06/15/2024 2,133 2,245
7.63%, 02/15/2025 1,764 1,876
7.63%, 03/01/2026 1,319 1,433
7.88%, 09/15/2023 4,281 4,495
Switch Ltd
3.75%, 09/15/2028
(f)
2,625 2,461
4.13%, 06/15/2029
(f)
1,650 1,576
Telecom Italia Capital SA
6.00%, 09/30/2034 1,809 1,547
6.38%, 11/15/2033 1,644 1,436
7.20%, 07/18/2036 972 877
7.72%, 06/04/2038 800 751
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
1,255 1,232
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(f)
454 309
5.63%, 12/06/2026
(f)
119 85
6.50%, 10/15/2027
(f)
733 313
T-Mobile USA Inc
2.25%, 02/15/2026 1,285 1,182
2.63%, 04/15/2026 2,040 1,892
2.63%, 02/15/2029 782 676
2.88%, 02/15/2031 514 436
3.38%, 04/15/2029 1,540 1,393
3.38%, 04/15/2029
(f)
723 654
3.50%, 04/15/2031 2,215 1,963
3.50%, 04/15/2031
(f)
1,122 994
4.75%, 02/01/2028 2,208 2,179
5.38%, 04/15/2027 731 746

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Trilogy International South Pacific LLC / TISP
Finance Inc
8.88%, 05/15/2023
(f),(g)
$ 725 $ 720
United States Cellular Corp
6.70%, 12/15/2033 500 517
Viasat Inc
5.63%, 09/15/2025
(f)
20,156 18,493
5.63%, 04/15/2027
(f)
4,575 4,244
6.50%, 07/15/2028
(f)
8,276 7,148
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
915 823
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
3,815 3,224
4.75%, 07/15/2031
(f)
11,580 9,930
Vodafone Group PLC
3.25%, 06/04/2081
(j)
880 792
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(j)
2,230 1,927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(j)
1,000 835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(j)
3,095 3,268
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(f)
1,935 1,843
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
7,800 6,787
6.13%, 03/01/2028
(f)
18,785 15,733
$ 199,103
Toys, Games & Hobbies - 0.04%
Mattel Inc
3.75%, 04/01/2029
(f)
150 143
5.45%, 11/01/2041 295 296
5.88%, 12/15/2027
(f)
660 675
6.20%, 10/01/2040 195 202
$ 1,316
Transportation - 0.09%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(f)
545 512
Seaspan Corp
5.50%, 08/01/2029
(f)
283 250
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
715 690
Western Global Airlines LLC
10.38%, 08/15/2025
(f)
345 354
XPO CNW Inc
6.70%, 05/01/2034 838 860
XPO Logistics Inc
6.25%, 05/01/2025
(f)
412 421
$ 3,087
Trucking & Leasing - 0.09%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(f),(j)
400 388
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/2028
(f)
970 836
6.50%, 10/01/2025
(f)
1,160 1,105
9.75%, 08/01/2027
(f)
825 842
$ 3,171
TOTAL BONDS $ 2,957,275
SENIOR FLOATING RATE INTERESTS
- 9.84%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
ABG Intermediate Holdings 2 LLC
6.80%, 12/10/2029
(n)
$ 1,910 $ 1,891
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Airlines - 0.09%
AAdvantage Loyalty IP Ltd
5.81%, 03/10/2028
(n)
2,975 3,025
1 Month USD LIBOR + 4.75%
Automobile Parts & Equipment - 0.39%
First Brands Group LLC
6.00%, 03/24/2027
(n)
6,942 6,913
1 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(n)
6,900 6,874
1 Month USD LIBOR + 8.50%
$ 13,787
Building Materials - 0.32%
CP Iris Holdco I Inc
7.50%, 09/15/2029
(n)
5,920 5,811
1 Month USD LIBOR + 7.00%
Generation Brands
7.76%, 06/29/2029
(n)
2,670 2,547
3 Month USD LIBOR + 6.75%
7.76%, 06/29/2029
(n)
2,900 2,766
3 Month USD LIBOR + 6.75%
$ 11,124
Chemicals - 0.38%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(n)
4,040 4,000
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
8.76%, 01/12/2029
(n)
9,545 9,139
1 Month USD LIBOR + 7.75%
$ 13,139
Commercial Services - 1.12%
KUEHG Corp
4.76%, 02/21/2025
(n)
7,632 7,549
3 Month USD LIBOR + 3.75%
9.26%, 08/22/2025
(n)
12,738 12,658
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.42%, 03/13/2025
(n)
7,259 7,153
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(n)
6,500 6,427
3 Month USD LIBOR + 7.50%
RLG Holdings LLC
8.25%, 07/02/2029
(n)
4,310 4,267
1 Month USD LIBOR + 7.50%
Vaco Holdings LLC
5.80%, 01/19/2029
(n)
1,022 1,020
Secured Overnight Financing Rate + 5.00%
$ 39,074
Distribution & Wholesale - 0.11%
Infinite Bidco LLC
7.51%, 02/24/2029
(n)
3,930 3,864
1 Month USD LIBOR + 7.00%
Electronics - 0.35%
Deliver Buyer Inc
6.01%, 05/01/2024
(n)
12,410 12,357
1 Month USD LIBOR + 5.00%
Engineering & Construction - 0.97%
Brand Industrial Services Inc
5.34%, 06/21/2024
(n)
11,213 10,632
3 Month USD LIBOR + 4.25%
5.34%, 06/21/2024
(n)
19,663 18,644
3 Month USD LIBOR + 4.25%

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
KKR Apple Bidco LLC
6.25%, 07/13/2029
(n)
$ 4,492 $ 4,481
3 Month USD LIBOR + 5.75%
$ 33,757
Entertainment - 0.15%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(n)
5,231 5,133
3 Month USD LIBOR + 2.50%
Environmental Control - 0.17%
Packers Holdings LLC
4.00%, 03/09/2028
(n)
6,053 5,937
1 Month USD LIBOR + 4.00%
Healthcare - Services - 0.90%
Aveanna Healthcare LLC
7.50%, 12/09/2029
(n)
6,620 6,322
1 Month USD LIBOR + 7.00%
Eyecare Partners LLC
7.37%, 10/14/2029
(n)
5,540 5,473
1 Month USD LIBOR + 6.75%
7.37%, 10/14/2029
(n)
1,975 1,951
1 Month USD LIBOR + 6.75%
Medical Solutions Holdings Inc
7.50%, 10/05/2029
(n)
5,510 5,269
1 Month USD LIBOR + 7.00%
National Mentor Holdings Inc
8.26%, 03/02/2029
(n)
3,475 3,336
1 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
7.21%, 06/26/2026
(n)
4,875 4,827
3 Month USD LIBOR + 6.75%
UWH PLLC
5.00%, 12/18/2027
(n)
4,087 4,067
1 Month USD LIBOR + 4.25%
$ 31,245
Home Builders - 0.17%
Tecta America Corp
9.25%, 04/06/2029
(n)
5,875 5,875
3 Month USD LIBOR + 8.50%
Insurance - 0.99%
Asurion LLC
5.71%, 01/31/2028
(n)
14,900 14,439
1 Month USD LIBOR + 5.25%
5.73%, 01/20/2029
(n)
7,360 7,132
1 Month USD LIBOR + 5.25%
5.73%, 01/20/2029
(n)
13,525 13,106
1 Month USD LIBOR + 5.25%
$ 34,677
Internet - 0.75%
CNT Holdings I Corp
7.50%, 12/16/2028
(n)
7,559 7,515
1 Month USD LIBOR + 6.75%
MH Sub I LLC
6.71%, 02/12/2029
(n)
8,180 8,076
1 Month USD LIBOR + 6.25%
Ten-X LLC
5.00%, 09/27/2024
(n)
10,952 10,559
3 Month USD LIBOR + 4.00%
$ 26,150
Investment Companies - 0.49%
Nexus Buyer LLC
6.75%, 11/01/2029
(n)
13,950 13,762
3 Month USD LIBOR + 6.25%
Zest Acquisition Corp
8.00%, 03/06/2026
(n)
3,226 3,202
3 Month USD LIBOR + 7.50%
$ 16,964
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.55%
Engineered Machinery Holdings Inc
7.01%, 05/21/2029
(n)
$ 17,631 $ 17,543
1 Month USD LIBOR + 6.00%
7.25%, 05/04/2029
(n)
1,610 1,594
1 Month USD LIBOR + 6.50%
$ 19,137
Mining - 0.15%
Artic Canadian Diamond Co Ltd
17.50%, 12/31/2027
(e),(n)
5,151 5,151
1 Month USD LIBOR + 5.00%
Semiconductors - 0.08%
Altar Bidco Inc
6.10%, 11/16/2029
(n)
3,040 2,991
1 Month USD LIBOR + 5.60%
Software - 1.28%
Applied Systems Inc
6.50%, 09/19/2025
(n)
17,016 16,964
1 Month USD LIBOR + 5.50%
Ascend Learning LLC
6.25%, 11/16/2029
(n)
1,050 1,036
1 Month USD LIBOR + 5.75%
Cloudera Inc
6.50%, 08/10/2029
(n)
1,790 1,736
1 Month USD LIBOR + 6.00%
Loyalty Ventures Inc
5.00%, 10/08/2027
(n)
3,706 3,606
1 Month USD LIBOR + 4.50%
Mitchell International Inc
7.00%, 10/15/2029
(n)
5,150 5,082
1 Month USD LIBOR + 6.50%
Skopima Consilio Parent LLC
8.00%, 04/30/2029
(n)
4,920 4,846
3 Month USD LIBOR + 7.50%
UKG Inc
6.21%, 05/03/2027
(n)
11,550 11,432
3 Month USD LIBOR + 5.25%
$ 44,702
Telecommunications - 0.17%
Xplornet Communications Inc
7.50%, 09/30/2029
(n)
6,100 6,024
1 Month USD LIBOR + 7.00%
Transportation - 0.21%
ASP LS Acquisition Corp
8.25%, 04/30/2029
(n)
7,320 7,256
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 343,260
Total Investments $ 3,472,975
Other Assets and Liabilities -  0.38% 13,155
TOTAL NET ASSETS - 100.00% $ 3,486,130
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $29,790 or 0.85% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,298,574 or 65.93% of net assets.

Schedule of Investments
High Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $28,008 or 0.80% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 19.58%
Consumer, Non-cyclical 14.90%
Communications 14.17%
Industrial 12.37%
Financial 11.95%
Energy 10.94%
Technology 5.33%
Basic Materials 4.84%
Money Market Funds 4.27%
Utilities 1.22%
Diversified 0.05%
Other Assets and Liabilities
0.38%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 125,785 $ 976,980 $ 962,487 $ 140,278
$ 125,785 $ 976,980 $ 962,487 $ 140,278
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 4,690 $ 61 0.00%
Real Alloy Holding Inc   11.00%, 11/30/2023 05/31/2018-06/30/2020 4,258 4,258 0.12%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 8,680 8,680 0.25%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,161 0.12%
Total $ 17,160 0.49%
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of April 30,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.38 N/A 5.00% Quarterly 06/20/2027 $ 42,800 $ 2,463 $ (1,781) $ 682
Total $ 2,463 $ (1,781) $ 682
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $42,800.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .04 % Shares Held Value (000's)
Money Market Funds - 4 .04%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
1,731,928 $ 1,732
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b),(c)
100,835,571 100,836
$ 102,568
TOTAL INVESTMENT COMPANIES $ 102,568
COMMON STOCKS - 0 .10 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ —
Oil & Gas - 0 .06%
EP Energy Corp
(d)
161,700 1,173
Mesquite Energy Inc
(d),(e)
15,341 348
$ 1,521
Retail - 0 .04%
Claire's Holdings LLC
(d)
4,036 1,009
TOTAL COMMON STOCKS $ 2,530
BONDS - 83 .36%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .18%
Bombardier Inc
7.13%, 06/15/2026
(f)
$ 7,890 $ 7,259
7.50%, 03/15/2025
(f)
6,412 6,220
TransDigm Inc
4.88%, 05/01/2029 2,980 2,611
6.25%, 03/15/2026
(f)
12,880 12,816
6.38%, 06/15/2026 5,935 5,860
7.50%, 03/15/2027 3,875 3,904
Triumph Group Inc
7.75%, 08/15/2025 13,980 13,595
8.88%, 06/01/2024
(f)
2,960 3,063
$ 55,328
Airlines - 0 .71%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,210 1,183
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 3,135 2,828
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,525 1,469
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
9,095 8,869
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 4,047 3,783
$ 18,132
Apparel - 0 .26%
Wolverine World Wide Inc
4.00%, 08/15/2029
(f)
7,800 6,629
Automobile Manufacturers - 2 .15%
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
6,545 6,594
Ford Motor Co
3.25%, 02/12/2032 13,575 11,032
4.75%, 01/15/2043 3,650 2,938
9.63%, 04/22/2030 1,225 1,498
Ford Motor Credit Co LLC
2.70%, 08/10/2026 3,455 3,080
3.38%, 11/13/2025 7,735 7,427
4.39%, 01/08/2026 10,460 10,094
4.54%, 08/01/2026 9,495 9,080
Mclaren Finance PLC
7.50%, 08/01/2026
(f)
2,990 2,868
$ 54,611
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 1 .59%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 $ 2,239 $ 2,130
6.88%, 07/01/2028
(g)
6,835 6,442
Dana Inc
4.25%, 09/01/2030 4,845 4,153
4.50%, 02/15/2032 1,810 1,493
5.38%, 11/15/2027 8,700 8,221
5.63%, 06/15/2028 3,465 3,305
Tenneco Inc
5.00%, 07/15/2026
(g)
890 853
5.13%, 04/15/2029
(f)
6,535 6,371
7.88%, 01/15/2029
(f)
7,260 7,335
$ 40,303
Banks - 1 .47%
Barclays PLC
5.09%, 06/20/2030
(h)
5,330 5,223
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(h),(i),(j)
6,795 6,854
USD Swap Semi-Annual 5 Year + 4.84%
Deutsche Bank AG
4.30%, 05/24/2028
(h)
7,350 7,210
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 10/30/2025
(h),(i),(j)
7,955 7,398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
JPMorgan Chase & Co
4.60%, 02/01/2025
(g),(h),(i)
11,640 10,759
Secured Overnight Financing Rate + 3.13%
$ 37,444
Building Materials - 1 .63%
Builders FirstSource Inc
5.00%, 03/01/2030
(f)
4,065 3,760
6.75%, 06/01/2027
(f)
4,889 5,042
Griffon Corp
5.75%, 03/01/2028 12,075 10,777
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
1,900 1,643
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
20,925 20,088
$ 41,310
Chemicals - 2 .31%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,625 8,903
6.50%, 05/15/2026
(f)
10,520 10,743
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 10,138
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
2,790 2,731
Olympus Water US Holding Corp
6.25%, 10/01/2029
(f)
16,130 13,388
PMHC II Inc
9.00%, 02/15/2030
(f)
6,270 5,047
Tronox Inc
4.63%, 03/15/2029
(f)
8,735 7,796
$ 58,746
Commercial Services - 3 .27%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
5,865 4,980
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
12,094 11,368
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 2,139
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
8,965 8,450
Garda World Security Corp
6.00%, 06/01/2029
(f)
4,275 3,542
9.50%, 11/01/2027
(f)
6,486 6,372

Schedule of Investments
High Yield Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
$ 3,240 $ 2,765
6.25%, 01/15/2028
(f)
10,260 9,197
United Rentals North America Inc
3.88%, 02/15/2031 5,775 5,092
4.88%, 01/15/2028 2,815 2,739
5.25%, 01/15/2030 1,775 1,722
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
13,945 13,562
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
2,180 2,063
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
9,786 9,150
$ 83,141
Computers - 1 .10%
NCR Corp
5.13%, 04/15/2029
(f)
20,160 19,203
Virtusa Corp
7.13%, 12/15/2028
(f)
9,857 8,871
$ 28,074
Consumer Products - 0 .46%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
13,355 11,619
Distribution & Wholesale - 0 .69%
Avient Corp
5.75%, 05/15/2025
(f)
11,475 11,589
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 5,927
$ 17,516
Diversified Financial Services - 2 .92%
AerCap Holdings NV
5.88%, 10/10/2079
(g),(h)
11,870 11,128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Coinbase Global Inc
3.63%, 10/01/2031
(f)
7,405 5,470
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,105 7,020
6.63%, 03/15/2026 5,245 5,297
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
9,132 7,876
LPL Holdings Inc
4.00%, 03/15/2029
(f)
13,330 12,130
OneMain Finance Corp
4.00%, 09/15/2030 6,460 5,289
6.63%, 01/15/2028 7,265 7,176
6.88%, 03/15/2025 11,790 11,849
8.88%, 06/01/2025 885 929
$ 74,164
Electric - 2 .20%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(f)
11,195 10,579
Elwood Energy LLC
8.16%, 07/05/2026 2,524 2,549
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
6,535 6,487
NRG Energy Inc
3.88%, 02/15/2032
(f)
12,910 10,777
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
6,540 6,115
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
9,420 9,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
$ 11,405 $ 10,350
$ 56,018
Electrical Components & Equipment - 0 .25%
WESCO Distribution Inc
7.25%, 06/15/2028
(f)
6,165 6,365
Electronics - 1 .17%
Imola Merger Corp
4.75%, 05/15/2029
(f)
8,610 8,007
Sensata Technologies BV
4.00%, 04/15/2029
(f)
13,550 12,079
5.00%, 10/01/2025
(f)
6,405 6,357
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
1,290 1,091
4.38%, 02/15/2030
(f)
2,440 2,220
$ 29,754
Engineering & Construction - 1 .06%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
13,742 12,524
MasTec Inc
4.50%, 08/15/2028
(f)
15,010 14,392
$ 26,916
Entertainment - 4 .39%
Boyne USA Inc
4.75%, 05/15/2029
(f)
12,360 11,464
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
3,215 3,250
8.13%, 07/01/2027
(f)
16,350 17,086
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 10,808
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
7,520 7,249
Cinemark USA Inc
5.25%, 07/15/2028
(f)
9,025 8,019
International Game Technology PLC
5.25%, 01/15/2029
(f)
8,570 8,127
6.25%, 01/15/2027
(f)
2,030 2,061
6.50%, 02/15/2025
(f)
7,815 7,952
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
11,950 10,594
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(f)
12,975 14,224
Scientific Games International Inc
8.63%, 07/01/2025
(f)
10,360 10,852
$ 111,686
Environmental Control - 0 .37%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
10,855 9,525
Food - 3 .71%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
13,875 12,996
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
8,060 7,254
7.50%, 04/15/2025
(f)
5,786 5,425
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
14,575 14,211
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(f)
13,470 11,496
Kraft Heinz Foods Co
3.75%, 04/01/2030 2,040 1,938
4.38%, 06/01/2046 4,610 4,039
Pilgrim's Pride Corp
3.50%, 03/01/2032
(f)
6,385 5,395
4.25%, 04/15/2031
(f)
15,290 13,952

Schedule of Investments
High Yield Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Post Holdings Inc
4.50%, 09/15/2031
(f)
$ 145 $ 121
4.63%, 04/15/2030
(f)
20,584 17,599
$ 94,426
Forest Products & Paper - 0 .48%
Mercer International Inc
5.13%, 02/01/2029 7,975 7,408
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
4,886 4,782
$ 12,190
Healthcare - Services - 4 .37%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
10,515 9,963
AHP Health Partners Inc
5.75%, 07/15/2029
(f)
9,215 8,316
Centene Corp
2.50%, 03/01/2031 7,735 6,430
3.00%, 10/15/2030 1,820 1,583
3.38%, 02/15/2030 18,595 16,614
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
19,165 18,115
HCA Inc
3.50%, 09/01/2030 21,600 19,350
LifePoint Health Inc
5.38%, 01/15/2029
(f)
8,585 7,340
Molina Healthcare Inc
4.38%, 06/15/2028
(f)
7,065 6,603
Tenet Healthcare Corp
6.13%, 10/01/2028
(f)
16,255 15,604
6.25%, 02/01/2027
(f)
1,175 1,166
$ 111,084
Home Builders - 1 .17%
Century Communities Inc
3.88%, 08/15/2029
(f)
8,570 7,221
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 3,951
5.00%, 03/01/2028
(f)
8,370 7,562
M/I Homes Inc
3.95%, 02/15/2030 8,655 7,119
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
3,890 3,962
$ 29,815
Insurance - 1 .62%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
3,820 3,338
AssuredPartners Inc
7.00%, 08/15/2025
(f)
5,550 5,473
Voya Financial Inc
5.65%, 05/15/2053
(h)
32,457 32,291
3 Month USD LIBOR + 3.58%
$ 41,102
Investment Companies - 0 .47%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,193 11,841
Iron & Steel - 1 .10%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
9,575 8,975
6.75%, 03/15/2026
(f)
925 969
Commercial Metals Co
4.88%, 05/15/2023 9,523 9,571
TMS International Corp/DE
6.25%, 04/15/2029
(f)
9,745 8,478
$ 27,993
Leisure Products & Services - 1 .45%
Carnival Corp
6.00%, 05/01/2029
(f)
15,795 14,176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Life Time Inc
5.75%, 01/15/2026
(f)
$ 11,645 $ 11,299
NCL Corp Ltd
5.88%, 02/15/2027
(f)
4,340 4,137
NCL Finance Ltd
6.13%, 03/15/2028
(f)
2,120 1,908
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
5,945 5,463
$ 36,983
Machinery - Diversified - 0 .38%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
9,796 9,723
Media - 6 .41%
AMC Networks Inc
4.75%, 08/01/2025 11,810 11,404
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
8,650 7,547
4.75%, 03/01/2030
(f)
20,950 18,724
4.75%, 02/01/2032
(f)
2,400 2,062
5.38%, 06/01/2029
(f)
9,270 8,783
CSC Holdings LLC
5.50%, 04/15/2027
(f)
3,195 3,085
6.50%, 02/01/2029
(f)
13,415 12,744
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
2,090 1,967
DISH DBS Corp
5.13%, 06/01/2029 2,385 1,863
5.25%, 12/01/2026
(f)
5,570 5,114
5.88%, 11/15/2024 7,250 7,033
7.38%, 07/01/2028 6,100 5,334
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
9,525 8,210
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 6,686
6.75%, 10/15/2027
(f)
8,622 8,568
Scripps Escrow II Inc
5.38%, 01/15/2031
(f)
10,355 9,217
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
18,145 16,399
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 14,292
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
9,295 9,109
Ziggo BV
4.88%, 01/15/2030
(f)
5,305 4,702
$ 162,843
Mining - 3 .34%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,457 11
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
9,216 9,354
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
6,895 6,930
7.25%, 04/01/2023
(f)
967 967
7.50%, 04/01/2025
(f)
9,070 9,181
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 3,948
6.13%, 04/01/2029
(f)
9,010 8,526
IAMGOLD Corp
5.75%, 10/15/2028
(f)
4,718 4,014
New Gold Inc
7.50%, 07/15/2027
(f)
12,690 12,769
Novelis Corp
4.75%, 01/30/2030
(f)
13,640 12,545

Schedule of Investments
High Yield Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
$ 16,905 $ 16,778
$ 85,023
Oil & Gas - 6 .55%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
19,183 19,769
Antero Resources Corp
7.63%, 02/01/2029
(f)
5,782 6,127
8.38%, 07/15/2026
(f)
2,641 2,846
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
11,135 11,222
Comstock Resources Inc
5.88%, 01/15/2030
(f)
4,300 4,138
6.75%, 03/01/2029
(f)
6,780 6,856
7.50%, 05/15/2025
(f)
1,978 2,018
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
1,760 1,722
5.63%, 10/15/2025
(f)
11,600 11,600
ESC GCB Unit - Escrow
0.00%, 05/15/2021
(d),(e)
8,600 —
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
8,980 8,800
6.00%, 02/01/2031
(f)
4,530 4,372
MEG Energy Corp
7.13%, 02/01/2027
(f)
12,915 13,115
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 32
Nabors Industries Inc
7.38%, 05/15/2027
(f)
5,390 5,499
Occidental Petroleum Corp
3.40%, 04/15/2026 9,415 8,968
4.10%, 02/15/2047 5,005 4,167
4.40%, 04/15/2046 6,585 5,647
5.55%, 03/15/2026 14,105 14,458
6.13%, 01/01/2031 7,015 7,373
6.63%, 09/01/2030 7,720 8,367
Southwestern Energy Co
5.38%, 03/15/2030 3,595 3,549
7.75%, 10/01/2027 15,250 15,914
$ 166,559
Oil & Gas Services - 0 .68%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
17,831 17,296
Packaging & Containers - 2 .56%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
5,015 4,639
5.25%, 08/15/2027
(f)
4,725 4,058
5.25%, 08/15/2027
(f)
3,480 2,988
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
5,280 4,882
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
13,810 13,327
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
1,910 1,905
8.75%, 04/15/2030
(f)
8,130 7,430
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 3,505 3,492
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 13,918
LABL Inc
5.88%, 11/01/2028
(f)
1,525 1,394
8.25%, 11/01/2029
(f)
3,985 3,268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(f)
$ 3,925 $ 3,719
$ 65,020
Pharmaceuticals - 1 .01%
180 Medical Inc
3.88%, 10/15/2029
(f)
9,620 8,562
Bausch Health Cos Inc
6.13%, 02/01/2027
(f)
4,450 4,272
BellRing Brands Inc
7.00%, 03/15/2030
(f)
7,655 7,483
Jazz Securities DAC
4.38%, 01/15/2029
(f)
5,720 5,270
$ 25,587
Pipelines - 4 .77%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
3,265 3,060
5.75%, 03/01/2027
(f)
9,965 9,703
Buckeye Partners LP
3.95%, 12/01/2026 4,505 4,257
4.13%, 12/01/2027 9,680 8,930
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
13,590 12,503
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
13,515 13,160
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
12,835 12,718
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
6,140 6,230
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
15,400 14,126
NuStar Logistics LP
5.63%, 04/28/2027 8,439 8,093
6.00%, 06/01/2026 720 718
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 12/31/2030
(f)
7,145 6,609
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 8,382 8,635
Western Midstream Operating LP
4.55%, 02/01/2030 13,482 12,386
$ 121,128
REITs - 2 .35%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
11,225 10,311
3.75%, 09/15/2030
(f)
2,360 2,036
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
17,088 15,329
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 673
5.88%, 10/01/2028
(f)
3,865 3,749
7.50%, 06/01/2025
(f)
4,180 4,325
VICI Properties LP / VICI Note Co Inc
4.13%, 08/15/2030
(f)
7,490 6,729
4.63%, 12/01/2029
(f)
5,765 5,413
XHR LP
4.88%, 06/01/2029
(f)
12,038 11,085
$ 59,650
Retail - 5 .56%
Academy Ltd
6.00%, 11/15/2027
(f)
11,065 11,037

Schedule of Investments
High Yield Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Bath & Body Works Inc
5.25%, 02/01/2028 $ 11,165 $ 10,718
6.63%, 10/01/2030
(f)
3,730 3,710
9.38%, 07/01/2025
(f)
2,499 2,811
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(k),(l)
4,875 4,168
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
11,021 11,434
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 14,930 10,983
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co Inc
4.63%, 01/15/2029
(f)
$ 15,625 14,176
6.75%, 01/15/2030
(f)
11,255 9,737
Gap Inc/The
3.63%, 10/01/2029
(f)
13,895 11,302
IRB Holding Corp
7.00%, 06/15/2025
(f)
6,015 6,191
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
1,905 1,550
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
13,835 12,480
Park River Holdings Inc
5.63%, 02/01/2029
(f)
12,600 9,672
Patrick Industries Inc
4.75%, 05/01/2029
(f)
7,000 6,003
7.50%, 10/15/2027
(f)
2,725 2,752
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,270 10,481
7.75%, 02/15/2029
(f)
2,250 2,239
$ 141,444
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 1
0.00%, 01/15/2015
(d),(e)
2,000 —
$ 1
Semiconductors - 0 .25%
ams-OSRAM AG
7.00%, 07/31/2025
(f)
6,300 6,377
Software - 0 .76%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 10,246
3.88%, 12/01/2029
(f)
10,250 9,109
$ 19,355
Telecommunications - 2 .91%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 7,304
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 3,168
8.13%, 02/01/2027
(f)
6,375 6,423
CommScope Inc
7.13%, 07/01/2028
(f),(g)
745 594
8.25%, 03/01/2027
(f)
6,465 5,495
Iliad Holding SASU
6.50%, 10/15/2026
(f)
3,000 2,884
Level 3 Financing Inc
3.63%, 01/15/2029
(f)
2,845 2,309
4.25%, 07/01/2028
(f)
3,895 3,291
Sprint Corp
7.63%, 03/01/2026 6,610 7,180
Telecom Italia Capital SA
6.38%, 11/15/2033 2,315 2,023
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
13,065 12,820
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
2.63%, 04/15/2026 $ 3,630 $ 3,367
2.63%, 02/15/2029 7,580 6,552
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
11,850 10,662
$ 74,072
Textiles - 0 .27%
Eagle Intermediate Global Holding BV/Ruyi US
Finance LLC
7.50%, 05/01/2025
(f)
7,500 6,746
Transportation - 1 .01%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 1,134
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
11.25%, 08/15/2022
(f)
2,277 2,267
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
6,805 6,945
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
11,147 10,757
XPO Logistics Inc
6.25%, 05/01/2025
(f)
4,346 4,444
$ 25,547
TOTAL BONDS $ 2,119,086
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 12 .17%
Principal
Amount (000's) Value (000's)
Airlines - 1 .78%
AAdvantage Loyalty IP Ltd
5.81%, 04/20/2028
(m)
$ 21,840 $ 22,210
1 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
6.25%, 06/21/2027
(m)
10,000 10,363
1 Month USD LIBOR + 5.25%
United Airlines Inc
4.50%, 04/14/2028
(m)
12,835 12,714
1 Month USD LIBOR + 3.75%
$ 45,287
Chemicals - 1 .07%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(m)
18,000 17,820
1 Month USD LIBOR + 7.75%
Geon Performance Solutions LLC
5.51%, 08/10/2028
(m)
9,453 9,399
1 Month USD LIBOR + 4.75%
$ 27,219
Commercial Services - 0 .23%
Garda World Security Corp
4.92%, 10/30/2026
(m)
2,899 2,867
1 Month USD LIBOR + 4.25%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(m)
3,112 3,072
1 Month USD LIBOR + 2.75%
$ 5,939

Schedule of Investments
High Yield Fund
April 30, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .16%
Virtusa Corp
4.51%, 02/11/2028
(m)
$ 3,962 $ 3,917
1 Month USD LIBOR + 3.75%
Consumer Products - 0 .51%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(m)
13,966 12,955
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .39%
Russell Investments US Institutional Holdco Inc
5.00%, 05/30/2025
(m)
10,081 9,965
1 Month USD LIBOR + 3.50%
Electronics - 0 .25%
Ingram Micro Inc
4.51%, 06/30/2028
(m)
6,252 6,225
1 Month USD LIBOR + 3.50%
Entertainment - 0 .02%
Golden Nugget Online Gaming Inc/NJ
13.00%, 10/06/2023
(m)
500 530
1 Month USD LIBOR + 12.00%
Environmental Control - 0 .13%
Madison IAQ LLC
4.52%, 06/21/2028
(m)
3,414 3,307
1 Month USD LIBOR + 3.25%
Forest Products & Paper - 0 .46%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(m)
11,756 11,630
1 Month USD LIBOR + 6.50%
Insurance - 1 .85%
Acrisure LLC
4.26%, 02/15/2027
(m)
10,698 10,526
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
4.26%, 02/12/2027
(m)
8,039 7,919
1 Month USD LIBOR + 3.50%
4.70%, 02/12/2027
(m)
5,195 5,117
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
6.01%, 01/31/2028
(m)
24,161 23,414
1 Month USD LIBOR + 5.25%
$ 46,976
Iron & Steel - 0 .29%
TMS International Corp/DE
3.91%, 08/14/2024
(m)
7,406 7,332
1 Month USD LIBOR + 2.75%
Lodging - 0 .30%
Fertitta Entertainment LLC/NV
4.70%, 01/13/2029
(m)
7,759 7,718
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .93%
Directv Financing LLC
5.75%, 08/02/2027
(m)
18,470 18,376
1 Month USD LIBOR + 5.00%
UPC Financing Partnership
3.55%, 01/31/2029
(m)
5,250 5,194
1 Month USD LIBOR + 3.00%
$ 23,570
Oil & Gas - 0 .08%
Ascent Resources Utica Holdings LLC
10.02%, 11/01/2025
(m)
2,004 2,135
1 Month USD LIBOR + 9.00%
Packaging & Containers - 1 .28%
Kloeckner Pentaplast of America Inc
0.00%, 02/12/2026
(m),(n)
5,000 4,442
1 Month USD LIBOR + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
LABL Inc
5.50%, 10/22/2028
(m)
$ 8,545 $ 8,380
1 Month USD LIBOR + 5.00%
Mauser Packaging Solutions Holding Co
3.71%, 04/03/2024
(m)
5,324 5,213
3 Month USD LIBOR + 8.50%
Valcour Packaging LLC
5.22%, 09/30/2028
(m)
5,690 5,590
1 Month USD LIBOR + 3.75%
8.47%, 09/30/2029
(m)
9,333 8,890
1 Month USD LIBOR + 7.00%
$ 32,515
Pharmaceuticals - 1 .05%
Bausch Health Cos Inc
0.00%, 01/27/2027
(m),(n)
21,540 20,813
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
4.26%, 05/05/2028
(m)
5,930 5,918
1 Month USD LIBOR + 3.50%
$ 26,731
Pipelines - 0 .23%
Buckeye Partners LP
2.71%, 11/01/2026
(m)
5,925 5,879
1 Month USD LIBOR + 2.25%
Retail - 1 .16%
Academy Ltd
4.50%, 11/05/2027
(m)
3,440 3,393
1 Month USD LIBOR + 3.75%
IRB Holding Corp
3.75%, 12/15/2027
(m)
20,117 19,815
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
LBM Acquisition LLC
4.50%, 12/09/2027
(m)
6,603 6,218
1 Month USD LIBOR + 3.75%
$ 29,426
TOTAL SENIOR FLOATING RATE INTERESTS $ 309,256
Total Investments $ 2,533,440
Other Assets and Liabilities -  0.33% 8,512
TOTAL NET ASSETS - 100.00% $ 2,541,952
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,032 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,619,729 or 63.72% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,722 or 0.23% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Schedule of Investments
High Yield Fund
April 30, 2022 (unaudited)
See accompanying notes.

(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $14,252 or 0.56% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after April 30, 2022, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 21 .54%
Consumer, Non-cyclical 14 .61%
Energy 12 .37%
Industrial 12 .27%
Financial 11 .07%
Communications 10 .25%
Basic Materials 9 .05%
Money Market Funds 4 .04%
Technology 2 .27%
Utilities 2 .20%
Other Assets and Liabilities
0 .33%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 108,920 $ 548,504 $ 556,588 $ 100,836
$ 108,920 $ 548,504 $ 556,588 $ 100,836
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 05/18/2022 $ 11,584 CAD 14,613 $ 208 $ —
Total $ 208 $ —
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.68% Shares Held Value (000's)
Money Market Funds - 5.68%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
85,109,137 $ 85,109
TOTAL INVESTMENT COMPANIES $ 85,109
BONDS - 1.95%
Principal
Amount (000's) Value (000's)
Banks - 0.40%
Bank of America Corp
4.57%, 04/27/2033
(c)
$ 1,440 $ 1,434
Secured Overnight Financing Rate + 1.83%
JPMorgan Chase & Co
4.08%, 04/26/2026
(c)
3,365 3,356
Secured Overnight Financing Rate + 1.32%
Morgan Stanley
4.21%, 04/20/2028
(c)
1,230 1,220
Secured Overnight Financing Rate + 1.61%
$ 6,010
Commercial Mortgage Backed Securities - 0.00%
Commercial Mortgage Trust 2007-GG9
0.91%, 03/10/2039
(d),(e),(f)
253 —
Ginnie Mae
1.59%, 03/16/2047
(d),(e)
78 1
ML-CFC Commercial Mortgage Trust 2006-3
0.97%, 07/12/2046
(d),(e),(f)
54 —
$ 1
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
2.17%, 02/25/2035 23 20
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.05%
Alternative Loan Trust 2006-OA6
1.19%, 07/25/2046 4 4
1.00 x 1 Month USD LIBOR + 0.52%
Chase Mortgage Finance Trust Series 2007-A2
2.44%, 06/25/2035
(e)
9 9
Fannie Mae REMIC Trust 2004-W5
1.12%, 02/25/2047 14 14
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.87%, 05/25/2035 2 2
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.99%, 10/25/2034 4 4
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.65%, 10/25/2034 3 3
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
1.29%, 04/25/2035 35 34
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
1.43%, 08/25/2035 7 6
1.00 x 1 Month USD LIBOR + 0.51%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
1.09%, 04/25/2037 1,391 659
1.00 x 1 Month USD LIBOR + 0.42%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
1.41%, 01/25/2045 15 15
1.00 x 1 Month USD LIBOR + 0.74%
$ 750
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
0.91%, 04/25/2036 25 10
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
1.79%, 12/25/2032 8 8
1.00 x 1 Month USD LIBOR + 1.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Fannie Mae REMIC Trust 2003-W16
0.76%, 11/25/2033 $ 1 $ 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
1.46%, 06/25/2034 21 20
1.00 x 1 Month USD LIBOR + 0.80%
$ 39
Sovereign - 1.50%
Colombia Government International Bond
3.00%, 01/30/2030 2,325 1,859
European Union
0.00%, 07/04/2031
(g)
EUR 6,980 6,443
Mexico Government International Bond
1.45%, 10/25/2033 4,720 3,794
2.13%, 10/25/2051 421 281
New Zealand Government Bond
1.75%, 05/15/2041 NZD 2,176 1,019
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 7,215 4,865
2.50%, 09/20/2040 1,802 1,328
Peruvian Government International Bond
1.25%, 03/11/2033 EUR 665 563
Romanian Government International Bond
3.62%, 05/26/2030 1,365 1,312
3.75%, 02/07/2034
(f)
1,005 899
$ 22,363
TOTAL BONDS $ 29,183
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 97.38%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 1.86%
3.00%, 05/01/2052
(h)
$ 14,040 $ 13,238
3.50%, 06/01/2052
(h)
15,160 14,664
$ 27,902
U.S. Treasury - 1.05%
1.75%, 08/15/2041 19,855 15,729
U.S. Treasury Inflation-Indexed Obligations - 94.47%
0.13%, 07/15/2024 50,573 52,646
0.13%, 10/15/2024 46,876 48,604
0.13%, 04/15/2025 37,993 39,280
0.13%, 10/15/2025 26,243 27,157
0.13%, 04/15/2026 984 1,013
0.13%, 07/15/2026 34,415 35,560
0.13%, 10/15/2026 55,849 57,546
0.13%, 04/15/2027 28,688 29,415
0.13%, 01/15/2030 42,841 43,481
0.13%, 07/15/2030 50,100 50,974
0.13%, 01/15/2031 43,557 44,176
0.13%, 07/15/2031 53,060 53,917
0.13%, 01/15/2032 39,881 40,439
0.13%, 02/15/2051 18,629 17,072
0.13%, 02/15/2052 8,750 8,094
0.25%, 01/15/2025 58,056 60,352
0.25%, 07/15/2029 38,050 39,217
0.25%, 02/15/2050 22,065 20,851
0.38%, 07/15/2023 51,586 53,642
0.38%, 07/15/2025 44,107 46,111
0.38%, 01/15/2027 22,694 23,592
0.38%, 07/15/2027 41,870 43,709
0.50%, 04/15/2024 25,845 26,954
0.50%, 01/15/2028 48,180 50,309
0.63%, 04/15/2023 10,825 11,203
0.63%, 01/15/2024 52,688 54,970
0.63%, 01/15/2026 34,788 36,559
0.63%, 02/15/2043 18,035 18,485
0.75%, 07/15/2028 43,344 46,129
0.75%, 02/15/2042 22,540 23,763
0.75%, 02/15/2045
( i )
28,096 29,426

Schedule of Investments
Inflation Protection Fund
April 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.88%, 01/15/2029 $ 38,307 $ 41,003
0.88%, 02/15/2047 16,878 18,346
1.00%, 02/15/2046 14,202 15,737
1.00%, 02/15/2048 12,219 13,751
1.00%, 02/15/2049 11,021 12,514
1.38%, 02/15/2044
( i )
23,833 28,149
1.75%, 01/15/2028 22,691 25,335
2.00%, 01/15/2026 18,033 19,892
2.13%, 02/15/2040 8,842 11,638
2.13%, 02/15/2041 14,671 19,353
2.38%, 01/15/2025 8,988 9,873
2.38%, 01/15/2027 19,957 22,669
2.50%, 01/15/2029 14,058 16,584
3.38%, 04/15/2032 8,001 10,784
3.63%, 04/15/2028 2,438 3,004
3.88%, 04/15/2029 9,350 11,935
$ 1,415,213
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,458,844
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ 1
Total Investments $ 1,573,137
Other Assets and Liabilities -  (5.01)% (75,117)
TOTAL NET ASSETS - 100.00% $ 1,498,020
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $899 or 0.06% of net assets.
(g) Non-income producing security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
( i ) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,498 or 0.10% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 97.02%
Money Market Funds 5.68%
Mortgage Securities 1.91%
Financial 0.40%
Asset Backed Securities 0.00%
Purchased Interest Rate Swaptions 0.00%
Other Assets and Liabilities
(5.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 4,855 $ 395,020 $ 314,766 $ 85,109
$ 4,855 $ 395,020 $ 314,766 $ 85,109
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Tokyo Overnight
Average Rate
Receive JPY 2,357,900 1.04% 06/30/2022 $ — $ 1 $ 1
Total $ — $ 1 $ 1
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euribor ; December 2022 Short 257 $ 67,299 $ 290
Euribor ; December 2023 Long 257 66,595 (345)
Euro Bond 10 Year Bond; June 2022 Short 42 6,805 31
Euro Buxl 30 Year Bond; June 2022 Short 21 3,788 493
Euro- Bobl 5 Year; June 2022 Short 254 34,079 1,258
Euro-Oat; June 2022 Short 45 6,923 45
ICE 3 Month Sterling Overnight Index Average; June 2022 Long 113 34,992 8

Schedule of Investments
Inflation Protection Fund
April 30, 2022 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Japan 10 Year Bond TSE; June 2022 Short 17 $ 19,600 $ (53)
US 10 Year Note; June 2022 Short 118 14,060 68
US 10 Year Ultra Note; June 2022 Short 57 7,353 24
US 2 Year Note; June 2022 Short 40 8,433 9
US 5 Year Note; June 2022 Long 550 61,969 (1,939)
US Ultra Bond; June 2022 Short 52 8,343 1,039
Total $ 928
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 06/03/2022 $ 313 EUR 297 $ — $ —
Bank of America NA 05/04/2022 GBP 26 $ 32 — —
Bank of America NA 06/03/2022 EUR 822 $ 869 — —
Bank of America NA 06/03/2022 $ 376 EUR 357 — (1)
Bank of New York Mellon 05/04/2022 EUR 1,082 $ 1,163 — (21)
Bank of New York Mellon 05/04/2022 $ 685 EUR 651 — (2)
Bank of New York Mellon 05/04/2022 $ 73 AUD 97 4 —
BNP Paribas 05/04/2022 NZD 407 $ 283 — (20)
BNP Paribas 05/04/2022 $ 15,517 EUR 13,933 818 —
BNP Paribas 05/04/2022 $ 449 GBP 341 20 —
BNP Paribas 06/03/2022 $ 30 EUR 28 — —
Deutsche Bank AG 05/04/2022 $ 8,226 NZD 11,801 608 —
Deutsche Bank AG 06/15/2022 EUR 2,490 $ 2,737 — (106)
HSBC Securities Inc 05/04/2022 EUR 12,859 $ 13,510 56 —
HSBC Securities Inc 06/03/2022 $ 13,527 EUR 12,859 — (56)
UBS AG 05/04/2022 EUR 644 $ 712 — (33)
UBS AG 05/04/2022 NZD 11,394 $ 7,384 — (28)
UBS AG 06/03/2022 $ 7,383 NZD 11,394 29 —
Westpac Banking Corporation 05/04/2022 AUD 97 $ 69 — —
Westpac Banking Corporation 06/03/2022 $ 69 AUD 97 — —
Total $ 1,535 $ (267)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank
Offered Rate
Pay 0.64% Semiannual Annual N/A 10/09/2026 EUR 6,690 $ (231) $ 5 $ (226)
6 Month Euro Interbank
Offered Rate
Pay (0.08)% Semiannual Annual N/A 08/15/2026 13,605 (919) 44 (875)
6 Month Euro Interbank
Offered Rate
Pay 1.08% Semiannual Annual N/A 03/18/2032 16,795 (1,101) 71 (1,030)
6 Month Euro Interbank
Offered Rate
Receive 0.77% Annual Semiannual N/A 03/18/2027 12,525 428 (24) 404
6 Month Euro Interbank
Offered Rate
Receive 0.96% Annual Semiannual N/A 03/18/2052 3,745 531 (36) 495
6 Month Euro Interbank
Offered Rate
Pay 0.69% Semiannual Annual N/A 02/15/2031 3,620 (320) 9 (311)
6 Month Euro Interbank
Offered Rate
Pay 0.64% Semiannual Annual N/A 02/15/2031 7,120 (660) 21 (639)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/25/2051 $ 1,340 104 — 104
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.83% Annual Annual N/A 10/25/2031 1,340 (82) — (82)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.61% Annual Annual N/A 10/25/2051 5,810 484 — 484
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.68% Annual Annual N/A 11/17/2051 920 (56) — (56)

Schedule of Investments
Inflation Protection Fund
April 30, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.63% Annual Annual N/A 11/15/2051 $ 900 $ (68) $ — $ (68)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/26/2051 1,340 106 — 106
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.65% Annual Annual N/A 05/04/2027 6,760 (31) — (31)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.89% Annual Annual N/A 10/28/2031 1,340 (74) — (74)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.63% Annual Annual N/A 11/22/2051 270 (21) — (21)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 11/04/2026 5,240 285 — 285
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.63% Annual Annual N/A 10/28/2051 1,340 104 — 104
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.07% Annual Annual N/A 11/02/2026 9,450 504 — 504
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.10% Annual Annual N/A 11/02/2026 5,250 272 — 272
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 11/04/2026 6,870 373 1 374
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.86% Annual Annual N/A 10/26/2031 1,340 (78) — (78)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.57% Annual Annual N/A 10/22/2051 1,340 127 — 127
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.61% Annual Annual N/A 11/24/2051 935 (75) — (75)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.54% Annual Annual N/A 11/03/2051 775 80 — 80
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 3.12% Annual Annual N/A 03/24/2032 3,255 (33) — (33)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 3.09% Annual Annual N/A 03/23/2032 3,260 (42) 1 (41)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.69% Annual Annual N/A 03/14/2052 900 (31) — (31)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.69% Annual Annual N/A 02/18/2032 6,845 (395) — (395)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 1.33% Annual Annual N/A 05/04/2030 11,260 2,514 — 2,514
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.76% Annual Annual N/A 10/22/2031 1,340 (92) — (92)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.42% Annual Annual N/A 01/31/2052 985 (122) — (122)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.47% Annual Annual N/A 04/19/2031 2,620 322 — 322

Schedule of Investments
Inflation Protection Fund
April 30, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 12/02/2026 $ 3,935 $ 208 $ — $ 208
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.75% Annual Annual N/A 07/28/2026 13,680 1,120 — 1,120
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.45% Annual Annual N/A 12/20/2051 930 117 — 117
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.83% Annual Annual N/A 11/03/2031 2,630 (161) — (161)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.10% Annual Annual N/A 12/15/2051 EUR 175 (59) 2 (57)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.09% Annual Annual N/A 01/15/2052 650 212 (7) 205
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.19% Annual Annual N/A 11/15/2051 625 187 (6) 181
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.18% Annual Annual N/A 11/15/2051 605 183 (6) 177
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 12/15/2051 625 (203) 7 (196)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.42% Annual Annual N/A 03/15/2052 625 112 (3) 109
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 11/15/2051 625 204 (7) 197
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.17% Annual Annual N/A 11/15/2051 225 69 (2) 67
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.00% Annual Annual N/A 11/15/2031 1,555 241 (10) 231
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 3.00% Annual Annual N/A 04/15/2032 6,155 (6) — (6)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 10/15/2031 808 113 (4) 109
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.32% Annual Annual N/A 10/15/2051 808 (195) 2 (193)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.09% Annual Annual N/A 10/15/2031 835 121 (5) 116
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.28% Annual Annual N/A 10/15/2051 835 (218) 4 (214)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 10/15/2051 3,875 (1,135) 33 (1,102)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.22% Annual Annual N/A 10/15/2051 833 (238) 7 (231)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.04% Annual Annual N/A 10/15/2031 833 125 (5) 120
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 1.96% Annual Annual N/A 10/15/2031 833 134 (5) 129

Schedule of Investments
Inflation Protection Fund
April 30, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 10/15/2051 EUR 833 $ (270) $ 10 $ (260)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 1.79% Annual Annual N/A 07/15/2051 645 (304) 19 (285)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 11/15/2051 335 (99) 4 (95)
United Kingdom Retail Prices
Index
Receive 3.39% Annual Annual N/A 01/15/2035 GBP 5,200 1,479 (121) 1,358
United Kingdom Retail Prices
Index
Pay 3.34% Annual Annual N/A 01/15/2040 5,200 (1,753) 155 (1,598)
United Kingdom Retail Prices
Index
Pay 3.24% Annual Annual N/A 01/15/2045 4,000 (1,600) 155 (1,445)
United Kingdom Retail Prices
Index
Receive 3.13% Annual Annual N/A 01/15/2050 4,000 1,796 (182) 1,614
United Kingdom Retail Prices
Index
Pay 3.36% Annual Annual N/A 10/15/2039 12,690 (3,978) 338 (3,640)
United Kingdom Retail Prices
Index
Receive 4.59% Annual Annual N/A 03/15/2032 2,010 27 — 27
United Kingdom Retail Prices
Index
Receive 3.16% Annual Annual N/A 10/15/2049 9,745 4,192 (529) 3,663
United Kingdom Retail Prices
Index
Receive 4.57% Annual Annual N/A 03/15/2032 2,025 34 (1) 33
United Kingdom Retail Prices
Index
Pay 3.31% Annual Annual N/A 01/15/2040 5,400 (1,878) 161 (1,717)
United Kingdom Retail Prices
Index
Pay 3.27% Annual Annual N/A 10/15/2044 9,745 (3,637) 381 (3,256)
United Kingdom Retail Prices
Index
Receive 3.36% Annual Annual N/A 01/15/2035 5,400 1,576 (128) 1,448
United Kingdom Retail Prices
Index
Receive 4.53% Annual Annual N/A 01/15/2027 3,560 243 (15) 228
United Kingdom Retail Prices
Index
Receive 3.11% Annual Annual N/A 01/15/2050 4,100 1,891 (187) 1,704
United Kingdom Retail Prices
Index
Pay 3.57% Annual Annual N/A 10/15/2030 8,775 (2,241) 202 (2,039)
United Kingdom Retail Prices
Index
Pay 3.33% Annual Annual N/A 11/15/2040 1,925 (735) 73 (662)
United Kingdom Retail Prices
Index
Pay 4.25% Annual Annual N/A 01/15/2032 3,560 (314) 19 (295)
United Kingdom Retail Prices
Index
Pay 3.56% Annual Annual N/A 03/15/2041 965 (289) 28 (261)
United Kingdom Retail Prices
Index
Pay 3.75% Annual Annual N/A 04/15/2031 2,025 (474) 39 (435)
United Kingdom Retail Prices
Index
Receive 3.62% Annual Annual N/A 04/15/2031 3,475 882 (72) 810
United Kingdom Retail Prices
Index
Receive 3.73% Annual Annual N/A 12/15/2041 1,330 217 (14) 203
United Kingdom Retail Prices
Index
Pay 4.27% Annual Annual N/A 12/15/2031 1,405 (128) 4 (124)
United Kingdom Retail Prices
Index
Receive 3.77% Annual Annual N/A 12/15/2041 760 115 (12) 103
United Kingdom Retail Prices
Index
Receive 3.86% Annual Annual N/A 12/15/2041 750 87 (8) 79
United Kingdom Retail Prices
Index
Pay 3.22% Annual Annual N/A 01/15/2045 4,100 (1,676) 160 (1,516)
United Kingdom Retail Prices
Index
Receive 3.42% Annual Annual N/A 10/15/2034 12,690 3,301 (250) 3,051
Total $ (802) $ 316 $ (486)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.64% Shares Held Value (000's)
Money Market Funds - 8.64%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
5,953,678 $ 5,954
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b), (c)
19,281,713 19,282
$ 25,236
TOTAL INVESTMENT COMPANIES $ 25,236
COMMON STOCKS - 97.11% Shares Held Value (000's)
Agriculture - 1.25%
British American Tobacco PLC 54,000 $ 2,263
Tongwei Co Ltd 227,000 1,387
$ 3,650
Apparel - 2.42%
Kering SA 2,361 1,256
LVMH Moet Hennessy Louis Vuitton SE
(d)
8,978 5,810
$ 7,066
Automobile Manufacturers - 1.68%
Bayerische Motoren Werke AG 18,500 1,511
Toyota Motor Corp 198,843 3,407
$ 4,918
Banks - 15.28%
Absa Group Ltd 176,000 1,902
Banco Bilbao Vizcaya Argentaria SA 267,000 1,401
Banco do Brasil SA 221,000 1,484
Bank of China Ltd 8,821,000 3,461
Bank of Montreal
(d)
19,000 2,015
China Construction Bank Corp 2,088,000 1,488
China Merchants Bank Co Ltd 785,500 4,734
DBS Group Holdings Ltd 144,900 3,515
FirstRand Ltd 414,000 1,783
ICICI Bank Ltd 152,000 1,461
Macquarie Group Ltd 10,000 1,440
Mitsubishi UFJ Financial Group Inc 596,000 3,465
National Bank of Canada 67,900 4,742
Royal Bank of Canada 57,300 5,787
Sberbank of Russia PJSC ADR 194,243 —
State Bank of India 237,000 1,522
Toronto-Dominion Bank/The 21,000 1,517
UBS Group AG 174,000 2,954
$ 44,671
Beverages - 1.20%
Diageo PLC 70,300 3,507
Building Materials - 1.32%
Interfor Corp 55,000 1,568
Sika AG 7,460 2,279
$ 3,847
Chemicals - 2.61%
Anhui Guangxin Agrochemical Co Ltd 297,000 1,587
Anhui Jinhe Industrial Co Ltd 258,999 1,469
Formosa Plastics Corp 470,000 1,671
LOTTE Fine Chemical Co Ltd 24,500 1,573
Shandong Hualu Hengsheng Chemical Co Ltd 294,996 1,329
$ 7,629
Coal - 1.77%
China Shenhua Energy Co Ltd 802,000 2,562
Shaanxi Coal Industry Co Ltd 947,957 2,448
Thungela Resources Ltd
(e)
9,550 163
$ 5,173
Commercial Services - 2.12%
Ashtead Group PLC 47,137 2,437
Colliers International Group Inc 16,500 1,822
Pagegroup PLC 192,000 1,175
Persol Holdings Co Ltd 39,000 774
$ 6,208
Computers - 3.21%
Asustek Computer Inc 128,000 1,540
BayCurrent Consulting Inc 7,300 2,393
Gigabyte Technology Co Ltd 405,000 1,453
Lenovo Group Ltd 1,585,000 1,539
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Teleperformance 6,822 $ 2,449
$ 9,374
Cosmetics & Personal Care - 1.07%
L'Oreal SA
(d)
8,600 3,129
Distribution & Wholesale - 0.55%
Ferguson PLC 12,800 1,606
Diversified Financial Services - 5.89%
Amundi SA
(f)
20,500 1,233
Azimut Holding SpA 95,892 2,035
Fubon Financial Holding Co Ltd 1,541,015 3,869
Hana Financial Group Inc 51,000 1,894
Julius Baer Group Ltd 26,500 1,266
KB Financial Group Inc 39,000 1,814
Man Group PLC/Jersey 1,258,000 3,667
OSB Group PLC 208,000 1,452
$ 17,230
Electric - 1.23%
Endesa SA 85,000 1,781
Iberdrola SA 158,000 1,816
$ 3,597
Electrical Components & Equipment - 1.75%
LG Innotek Co Ltd 9,900 2,686
Schneider Electric SE 17,000 2,439
$ 5,125
Electronics - 0.44%
Nan Ya Printed Circuit Board Corp 97,000 1,288
Food - 4.41%
JBS SA 277,000 2,124
Magnit PJSC 121,000 —
Marfrig Global Foods SA 531,000 2,023
Metro Inc /CN 32,500 1,786
Nestle SA 53,800 6,945
$ 12,878
Forest Products & Paper - 0.56%
West Fraser Timber Co Ltd 18,500 1,626
Gas - 0.96%
ENN Energy Holdings Ltd 107,900 1,445
ENN Natural Gas Co Ltd 556,000 1,364
$ 2,809
Healthcare - Products - 0.35%
Sartorius Stedim Biotech 3,100 1,014
Home Builders - 1.00%
Bellway PLC 36,000 1,093
Open House Group Co Ltd 47,000 1,819
$ 2,912
Home Furnishings - 1.15%
Sony Group Corp 39,000 3,366
Insurance - 10.28%
Allianz SE 8,123 1,833
Assicurazioni Generali SpA
(d)
128,000 2,423
BB Seguridade Participacoes SA 496,000 2,533
Cathay Financial Holding Co Ltd 894,000 1,880
Dai-ichi Life Holdings Inc 165,500 3,314
iA Financial Corp Inc 27,000 1,412
Legal & General Group PLC 798,230 2,488
Manulife Financial Corp 107,000 2,092
Sompo Holdings Inc 21,500 875
Steadfast Group Ltd 651,000 2,357
Sun Life Financial Inc 52,500 2,612
Swiss Life Holding AG 5,764 3,370
Tokio Marine Holdings Inc 53,037 2,868
$ 30,057
Internet - 0.95%
Future PLC 36,600 1,002
Tencent Holdings Ltd 38,000 1,791
$ 2,793

Schedule of Investments
International Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0.24%
Evraz PLC 204,000 $ 166
Kumba Iron Ore Ltd 15,903 528
$ 694
Leisure Products & Services - 0.94%
BRP Inc 19,700 1,596
Thule Group AB
(d),(f)
33,000 1,145
$ 2,741
Machinery - Diversified - 2.26%
Atlas Copco AB - A Shares
(d)
58,500 2,652
Ebara Corp 41,400 1,901
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
271,975 2,041
$ 6,594
Metal Fabrication & Hardware - 0.39%
MISUMI Group Inc 46,000 1,153
Mining - 3.10%
Anglo American PLC 86,800 3,844
BHP Group Ltd 41,000 1,370
Northam Platinum Holdings Ltd
(e)
130,000 1,550
Rio Tinto Ltd 29,000 2,294
$ 9,058
Miscellaneous Manufacturers - 1.91%
Elite Material Co Ltd 333,000 2,463
Siemens AG 25,500 3,135
$ 5,598
Oil & Gas - 1.84%
Gazprom PJSC ADR 144,000 —
LUKOIL PJSC ADR 20,000 —
Novatek PJSC 6,700 —
Parex Resources Inc 77,000 1,501
PTT Exploration & Production PCL 553,000 2,419
Shell PLC 54,000 1,450
$ 5,370
Pharmaceuticals - 6.08%
Beijing Wantai Biological Pharmacy Enterprise
Co Ltd
55,100 1,333
Ipsen SA 13,500 1,400
Laboratorios Farmaceuticos Rovi SA 36,000 2,458
Novo Nordisk A/S 43,345 4,951
Roche Holding AG 12,300 4,561
Sanofi
(d)
29,000 3,065
$ 17,768
Private Equity - 1.04%
3i Group PLC 186,000 3,044
Retail - 1.71%
Alimentation Couche-Tard Inc 44,000 1,959
B&M European Value Retail SA 288,000 1,764
Zhongsheng Group Holdings Ltd 194,000 1,282
$ 5,005
Semiconductors - 10.06%
Advantest Corp 41,400 2,825
Amlogic Shanghai Co Ltd
(e)
79,000 1,273
ASML Holding NV 7,800 4,427
LX Semicon Co Ltd 29,600 3,054
MediaTek Inc 23,500 648
Parade Technologies Ltd 23,500 1,118
Phison Electronics Corp 84,000 1,083
Rorze Corp 17,500 1,529
Samsung Electronics Co Ltd 34,700 1,849
Taiwan Semiconductor Manufacturing Co Ltd 315,854 5,712
Taiwan Semiconductor Manufacturing Co Ltd
ADR
37,200 3,457
Tokyo Electron Ltd 5,800 2,447
$ 29,422
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 1.63%
Descartes Systems Group Inc /The
(e)
21,300 $ 1,323
HCL Technologies Ltd 129,000 1,807
TIS Inc 73,000 1,639
$ 4,769
Telecommunications - 0.71%
MTN Group Ltd 195,500 2,073
Toys, Games & Hobbies - 0.47%
Nintendo Co Ltd 3,000 1,369
Transportation - 1.28%
Kuehne + Nagel International AG 8,600 2,406
SITC International Holdings Co Ltd 398,000 1,323
$ 3,729
TOTAL COMMON STOCKS $ 283,860
PREFERRED STOCKS - 0.95% Shares Held Value (000's)
Oil & Gas - 0.95%
Petroleo Brasileiro SA 2.86% 449,870 $ 2,774
TOTAL PREFERRED STOCKS $ 2,774
Total Investments $ 311,870
Other Assets and Liabilities -  (6.70)% (19,571)
TOTAL NET ASSETS - 100.00% $ 292,299
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,804 or 7.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,692 or 6.74% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,378 or 0.81% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 12.02%
Canada 11.41%
China 11.14%
United Kingdom 10.59%
United States 9.02%
Taiwan 8.56%
Switzerland 8.14%
France 7 .46%
Korea, Republic Of 4.41%
Brazil 3.75%
South Africa 2.73%
Spain 2.55%
Australia 2.55%
Germany 2.22%
Denmark 1.69%
India 1.64%
Italy 1.53%
Netherlands 1.51%
Sweden 1.30%
Singapore 1.20%
Thailand 0.83%
Hong Kong 0.45%
Russian Federation 0.00%
Other Assets and Liabilities
(6.70)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 18,297 $ 113,714 $ 112,729 $ 19,282
$ 18,297 $ 113,714 $ 112,729 $ 19,282
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.46% Shares Held Value (000's)
Exchange-Traded Funds - 0.26%
iShares Russell 1000 Growth ETF 114,200 $ 27,835
Money Market Funds - 2.20%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
6,835,041 6,835
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b),(c)
233,747,882 233,748
$ 240,583
TOTAL INVESTMENT COMPANIES $ 268,418
CONVERTIBLE PREFERRED STOCKS
- 0.19% Shares Held Value (000's)
Automobile Manufacturers - 0.04%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 4,473
Chemicals - 0.03%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 3,230
Software - 0 .12%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 7,365
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 5,328
$ 12,693
TOTAL CONVERTIBLE PREFERRED STOCKS $ 20,396
COMMON STOCKS - 97.71% Shares Held Value (000's)
Advertising - 0 .18%
Trade Desk Inc /The
(d)
324,403 $ 19,114
Aerospace & Defense - 1.17%
HEICO Corp 1,067 151
HEICO Corp - Class A 1,872 218
Howmet Aerospace Inc 2,095 71
L3Harris Technologies Inc 515,581 119,749
Lockheed Martin Corp 15,690 6,780
Northrop Grumman Corp 942 414
Spirit AeroSystems Holdings Inc 2,259 95
TransDigm Group Inc
(d)
1,115 663
$ 128,141
Agriculture - 0.04%
Altria Group Inc 75,027 4,169
Darling Ingredients Inc
(d)
635 47
$ 4,216
Airlines - 0.02%
Delta Air Lines Inc
(d)
47,231 2,032
Apparel - 0.35%
Columbia Sportswear Co 182 15
Deckers Outdoor Corp
(d)
271 72
Hanesbrands Inc 15,331 203
NIKE Inc 298,817 37,263
Skechers USA Inc
(d)
1,092 42
Tapestry Inc 1,954 64
VF Corp 15,388 800
$ 38,459
Automobile Manufacturers - 1.73%
Rivian Automotive Inc
(d),(g)
261,308 7,902
Rivian Automotive Inc - Lockup Shares
(d),(f)
3,338,593 100,959
Tesla Inc
(d)
92,073 80,173
TuSimple Holdings Inc
(d),(g)
1,201 13
$ 189,047
Automobile Parts & Equipment - 0.04%
Allison Transmission Holdings Inc 5,815 218
Aptiv PLC
(d)
3,650 388
Aurora Innovation Inc
(d)
188,482 803
Aurora Innovation Inc - Class B Lockup Shares
(d),(f)
710,798 3,028
QuantumScape Corp
(d),(g)
12,888 193
$ 4,630
Banks - 0.01%
Citizens Financial Group Inc 7,350 290
Goldman Sachs Group Inc /The 1,478 451
Synovus Financial Corp 795 33
Western Alliance Bancorp 4,036 307
$ 1,081
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1.02%
Boston Beer Co Inc /The
(d)
687 $ 258
Brown-Forman Corp - A Shares 1,670 104
Brown-Forman Corp - B Shares 1,202,593 81,103
Coca-Cola Co/The 202,784 13,102
Monster Beverage Corp
(d)
25,479 2,183
PepsiCo Inc 84,836 14,567
$ 111,317
Biotechnology - 0.67%
Alnylam Pharmaceuticals Inc
(d)
8,865 1,183
Amgen Inc 33,983 7,925
Certara Inc
(d)
4,788 88
CureVac NV
(d),(g)
3,925 67
Exelixis Inc
(d)
19,575 437
Guardant Health Inc
(d)
6,635 409
Horizon Therapeutics Plc
(d)
3,017 297
Illumina Inc
(d)
10,788 3,200
Incyte Corp
(d)
11,685 876
Ionis Pharmaceuticals Inc
(d)
9,543 351
Iovance Biotherapeutics Inc
(d)
3,349 51
Maravai LifeSciences Holdings Inc
(d)
8,107 249
Mirati Therapeutics Inc
(d)
2,581 159
Moderna Inc
(d)
25,024 3,363
Novavax Inc
(d),(g)
5,569 251
Regeneron Pharmaceuticals Inc
(d)
808 533
Royalty Pharma PLC 14,225 606
Sarepta Therapeutics Inc
(d)
6,154 445
Seagen Inc
(d)
8,910 1,167
Ultragenyx Pharmaceutical Inc
(d)
3,579 253
Vertex Pharmaceuticals Inc
(d)
189,158 51,682
$ 73,592
Building Materials - 0.02%
Armstrong World Industries Inc 1,697 144
AZEK Co Inc /The
(d)
4,540 96
Carrier Global Corp 29,614 1,133
Fortune Brands Home & Security Inc 2,550 182
Louisiana-Pacific Corp 474 31
Trex Co Inc
(d)
8,549 497
$ 2,083
Chemicals - 1.27%
Axalta Coating Systems Ltd
(d)
2,673 68
Celanese Corp 2,930 431
Chemours Co/The 6,055 200
Diversey Holdings Ltd
(d)
4,383 34
Dow Inc 3,921 261
Ecolab Inc 16,213 2,745
FMC Corp 2,370 314
LyondellBasell Industries NV 2,363 251
Olin Corp 797 46
PPG Industries Inc 7,383 945
RPM International Inc 5,508 457
Sherwin-Williams Co/The 482,106 132,559
Westlake Corp 492 62
$ 138,373
Commercial Services - 4.14%
Affirm Holdings Inc
(d),(g)
279,850 8,032
Automatic Data Processing Inc 28,573 6,234
Block Inc
(d)
163,496 16,275
Booz Allen Hamilton Holding Corp 9,703 792
Bright Horizons Family Solutions Inc
(d)
3,545 405
Chegg Inc
(d)
7,614 188
Cintas Corp 462,607 183,775
CoStar Group Inc
(d)
22,466 1,429
Equifax Inc 3,420 696
Euronet Worldwide Inc
(d)
2,649 322
FleetCor Technologies Inc
(d)
1,345 336
Gartner Inc
(d)
5,911 1,717
Global Payments Inc 644,975 88,349
GXO Logistics Inc
(d)
6,130 363
H&R Block Inc 9,797 255

Schedule of Investments
LargeCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Legalzoom.com Inc
(d),(g)
4,204 $ 60
MarketAxess Holdings Inc 23,914 6,304
Mister Car Wash Inc
(d)
4,538 65
Moody's Corp 11,375 3,600
Morningstar Inc 1,565 396
Paylocity Holding Corp
(d)
2,937 557
PayPal Holdings Inc
(d)
324,631 28,545
Robert Half International Inc 7,027 691
Rollins Inc 15,553 522
S&P Global Inc 262,338 98,771
Sabre Corp
(d)
23,739 249
Shift4 Payments Inc
(d)
3,172 166
StoneCo Ltd
(d)
15,213 143
TransUnion 9,660 845
United Rentals Inc
(d)
1,853 587
Verisk Analytics Inc 7,473 1,525
WEX Inc
(d)
2,214 368
$ 452,562
Computers - 5.35%
Accenture PLC - Class A 37,825 11,361
Apple Inc 3,138,015 494,708
Crowdstrike Holdings Inc
(d)
14,735 2,929
Dell Technologies Inc 9,757 459
EPAM Systems Inc
(d)
3,977 1,054
Fortinet Inc
(d)
241,874 69,904
Genpact Ltd 679 27
Globant SA
(d)
2,987 645
HP Inc 27,788 1,018
NCR Corp
(d)
3,202 112
NetApp Inc 10,903 799
Pure Storage Inc
(d)
18,868 553
Thoughtworks Holding Inc
(d)
1,053 19
Zscaler Inc
(d)
5,829 1,182
$ 584,770
Consumer Products - 0.03%
Avery Dennison Corp 3,247 586
Church & Dwight Co Inc 950 93
Clorox Co/The 7,356 1,055
Kimberly-Clark Corp 12,538 1,741
$ 3,475
Cosmetics & Personal Care - 1.54%
Colgate-Palmolive Co 32,729 2,522
Estee Lauder Cos Inc /The 625,893 165,273
$ 167,795
Distribution & Wholesale - 0.07%
Copart Inc
(d)
15,450 1,756
Core & Main Inc
(d)
2,138 51
Fastenal Co 37,616 2,081
IAA Inc
(d)
9,963 365
Leslie's Inc
(d)
10,356 203
Pool Corp 2,876 1,165
SiteOne Landscape Supply Inc
(d)
1,696 239
WW Grainger Inc 2,817 1,409
$ 7,269
Diversified Financial Services - 4.27%
American Express Co 28,986 5,064
Ameriprise Financial Inc 4,622 1,227
Apollo Global Management Inc 17,443 868
Credit Acceptance Corp
(d)
44 23
Discover Financial Services 11,701 1,316
LPL Financial Holdings Inc 5,882 1,105
Mastercard Inc 894,272 324,961
Raymond James Financial Inc 698 68
Rocket Cos Inc
(g)
9,965 88
Synchrony Financial 7,188 265
T Rowe Price Group Inc 5,569 685
Upstart Holdings Inc
(d),(g)
3,551 266
UWM Holdings Corp
(g)
3,224 12
Visa Inc 611,168 130,258
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The 7,200 $ 121
$ 466,327
Electric - 0.00%
Brookfield Renewable Corp 2,369 85
NRG Energy Inc 8,161 293
$ 378
Electrical Components & Equipment - 0.01%
Generac Holdings Inc
(d)
4,532 994
Universal Display Corp 3,197 409
$ 1,403
Electronics - 0.65%
Agilent Technologies Inc 19,865 2,370
Allegion plc 5,047 577
Amphenol Corp 861,583 61,603
Coherent Inc
(d)
1,620 434
Honeywell International Inc 10,966 2,122
Jabil Inc 8,181 472
Keysight Technologies Inc
(d)
5,911 829
Mettler -Toledo International Inc
(d)
1,675 2,140
Vontier Corp 6,759 173
$ 70,720
Energy - Alternate Sources - 0.02%
Enphase Energy Inc
(d)
9,620 1,552
Fluence Energy Inc
(d),(g)
1,085 10
Plug Power Inc
(d)
37,808 795
$ 2,357
Engineering & Construction - 0.01%
Frontdoor Inc
(d)
4,278 132
TopBuild Corp
(d)
2,018 366
$ 498
Entertainment - 0.31%
Caesars Entertainment Inc
(d)
9,357 620
Churchill Downs Inc 2,723 553
DraftKings Inc
(d)
22,723 311
Live Nation Entertainment Inc
(d)
296,396 31,086
Madison Square Garden Sports Corp
(d)
536 87
Penn National Gaming Inc
(d)
768 28
Six Flags Entertainment Corp
(d)
2,184 83
Vail Resorts Inc 2,950 750
$ 33,518
Environmental Control - 0.01%
Waste Management Inc 4,963 816
Food - 0.06%
Beyond Meat Inc
(d),(g)
3,713 137
Hershey Co/The 9,279 2,095
Kellogg Co 8,260 566
Lamb Weston Holdings Inc 3,194 211
Pilgrim's Pride Corp
(d)
1,438 41
Sysco Corp 37,795 3,230
$ 6,280
Hand & Machine Tools - 0.01%
Lincoln Electric Holdings Inc 4,241 572
MSA Safety Inc 778 94
Regal Rexnord Corp 1,048 133
$ 799
Healthcare - Products - 8.74%
10X Genomics Inc
(d)
6,245 298
Abbott Laboratories 64,248 7,292
ABIOMED Inc
(d)
3,274 938
Adaptive Biotechnologies Corp
(d)
7,166 59
Align Technology Inc
(d)
163,772 47,479
Avantor Inc
(d)
1,492,728 47,588
Bio- Techne Corp 2,889 1,097
Bruker Corp 7,559 435
Danaher Corp 2,439 612
Edwards Lifesciences Corp
(d)
1,765,368 186,740
Exact Sciences Corp
(d)
11,814 650
Globus Medical Inc
(d)
297 20

Schedule of Investments
LargeCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
IDEXX Laboratories Inc
(d)
6,254 $ 2,692
Insulet Corp
(d)
126,060 30,127
Intuitive Surgical Inc
(d)
1,253,023 299,849
Masimo Corp
(d)
2,680 303
Natera Inc
(d)
5,746 202
Novocure Ltd
(d)
7,562 579
Penumbra Inc
(d)
2,555 441
Repligen Corp
(d)
3,809 599
ResMed Inc 9,571 1,914
STERIS PLC 862 193
Stryker Corp 423,440 102,159
Tandem Diabetes Care Inc
(d)
4,299 415
Teleflex Inc 612 175
Thermo Fisher Scientific Inc 395,965 218,937
Waters Corp
(d)
4,157 1,260
West Pharmaceutical Services Inc 5,430 1,711
$ 954,764
Healthcare - Services - 2.12%
agilon health Inc
(d),(g)
11,566 206
Amedisys Inc
(d)
2,094 267
Catalent Inc
(d)
2,954 267
Charles River Laboratories International Inc
(d)
3,450 833
Chemed Corp 295 145
DaVita Inc
(d)
3,297 357
Encompass Health Corp 4,133 284
HCA Healthcare Inc 44,369 9,520
Humana Inc 112,352 49,947
IQVIA Holdings Inc
(d)
6,964 1,518
Molina Healthcare Inc
(d)
648 203
Oak Street Health Inc
(d)
6,549 118
Sotera Health Co
(d)
7,342 150
Syneos Health Inc
(d)
971 71
UnitedHealth Group Inc 330,131 167,889
$ 231,775
Home Builders - 0.02%
DR Horton Inc 10,027 698
NVR Inc
(d)
153 670
PulteGroup Inc 5,327 222
Thor Industries Inc 1,601 123
Toll Brothers Inc 3,266 151
$ 1,864
Home Furnishings - 0.00%
Tempur Sealy International Inc 13,143 356
Housewares - 0.00%
Scotts Miracle- Gro Co/The 3,033 315
Insurance - 0.05%
Alleghany Corp
(d)
108 90
Aon PLC 9,515 2,740
Arch Capital Group Ltd
(d)
6,567 300
Brown & Brown Inc 1,006 62
Erie Indemnity Co 1,284 206
Everest Re Group Ltd 653 180
GoHealth Inc
(d)
3,964 3
Lemonade Inc
(d),(g)
296 6
Lincoln National Corp 2,022 122
Markel Corp
(d)
167 226
Marsh & McLennan Cos Inc 4,434 717
RenaissanceRe Holdings Ltd 1,420 204
$ 4,856
Internet - 19.78%
Alphabet Inc - A Shares
(d)
169,786 387,483
Alphabet Inc - C Shares
(d)
178,486 410,398
Amazon.com Inc
(d)
243,796 605,987
Anaplan Inc
(d)
10,595 689
Booking Holdings Inc
(d)
27,360 60,474
CDW Corp/DE 10,012 1,634
Chewy Inc
(d),(g)
2,266,024 65,851
Coupang Inc
(d)
807,481 10,392
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
DoorDash Inc - Class A
(d)
140,220 $ 11,418
eBay Inc 46,278 2,403
Etsy Inc
(d)
9,359 872
Expedia Group Inc
(d)
10,716 1,873
Figs Inc
(d)
1,402 22
GoDaddy Inc
(d)
1,267 102
IAC/InterActiveCorp
(d)
220,545 18,279
Lyft Inc
(d)
21,741 709
Mandiant Inc
(d)
5,074 112
Match Group Inc
(d)
2,020,188 159,898
Meta Platforms Inc
(d)
849,077 170,214
Netflix Inc
(d)
188,647 35,910
NortonLifeLock Inc 10,763 270
Okta Inc
(d)
9,315 1,111
Opendoor Technologies Inc
(d)
6,769 47
Palo Alto Networks Inc
(d)
7,147 4,011
Pinterest Inc
(d)
2,616,301 53,687
Roku Inc
(d)
8,702 808
Shopify Inc
(d)
165,498 70,638
Snap Inc Class A
(d)
1,574,512 44,811
Spotify Technology SA
(d)
333,601 33,910
TripAdvisor Inc
(d)
4,504 116
Twitter Inc
(d)
6,053 297
Uber Technologies Inc
(d)
102,163 3,216
Vimeo Inc
(d)
9,773 100
Wayfair Inc
(d)
3,123 240
Wix.com Ltd
(d)
3,939 297
Zendesk Inc
(d)
8,908 1,087
Zillow Group Inc - A Shares
(d)
4,388 170
Zillow Group Inc - C Shares
(d)
12,307 490
$ 2,160,026
Iron & Steel - 0.00%
Steel Dynamics Inc 2,604 223
Leisure Products & Services - 0.24%
Brunswick Corp/DE 730 55
Peloton Interactive Inc
(d)
1,406,782 24,703
Planet Fitness Inc
(d)
4,234 339
Polaris Inc 2,927 278
Virgin Galactic Holdings Inc
(d),(g)
12,152 91
YETI Holdings Inc
(d)
6,320 309
$ 25,775
Lodging - 0.08%
Boyd Gaming Corp 1,292 78
Choice Hotels International Inc 2,573 362
Hilton Worldwide Holdings Inc 13,567 2,107
Las Vegas Sands Corp
(d)
24,442 866
Marriott International Inc /MD 20,107 3,569
Travel + Leisure Co 4,164 231
Wyndham Hotels & Resorts Inc 4,274 376
Wynn Resorts Ltd
(d)
7,807 550
$ 8,139
Machinery - Construction & Mining - 0.07%
BWX Technologies Inc 5,121 266
Caterpillar Inc 34,506 7,265
Vertiv Holdings Co 23,739 297
$ 7,828
Machinery - Diversified - 1.74%
AGCO Corp 454 58
Cognex Corp 12,633 854
Deere & Co 20,630 7,789
Graco Inc 7,703 478
IDEX Corp 707,447 134,287
Ingersoll Rand Inc 988,758 43,466
Middleby Corp/The
(d)
1,226 189
Nordson Corp 734 158
Rockwell Automation Inc 5,207 1,316
Toro Co/The 7,320 586
Xylem Inc /NY 8,718 702
$ 189,883

Schedule of Investments
LargeCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0.05%
Altice USA Inc
(d)
10,832 $ 100
Cable One Inc 210 245
Charter Communications Inc
(d)
8,433 3,613
FactSet Research Systems Inc 2,411 973
Nexstar Media Group Inc 199 32
Walt Disney Co/The
(d)
6,850 765
World Wrestling Entertainment Inc 2,748 160
$ 5,888
Metal Fabrication & Hardware - 0.00%
Advanced Drainage Systems Inc 4,534 465
Mining - 0.02%
Freeport-McMoRan Inc 31,699 1,286
Southern Copper Corp 5,672 353
$ 1,639
Miscellaneous Manufacturers - 0.07%
3M Co 6,156 888
Axon Enterprise Inc
(d)
4,793 538
Carlisle Cos Inc 1,454 377
Donaldson Co Inc 1,143 56
Illinois Tool Works Inc 20,869 4,113
Parker-Hannifin Corp 1,578 427
Trane Technologies PLC 8,391 1,174
$ 7,573
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
3,933 1,454
Oil & Gas - 0.04%
Continental Resources Inc /OK 496 28
Coterra Energy Inc 9,413 271
Diamondback Energy Inc 6,326 799
EOG Resources Inc 5,132 599
Hess Corp 1,395 144
Occidental Petroleum Corp 7,934 437
Pioneer Natural Resources Co 7,116 1,654
Texas Pacific Land Corp 434 593
$ 4,525
Oil & Gas Services - 0.00%
Halliburton Co 3,472 124
Packaging & Containers - 0.01%
Ball Corp 6,940 563
Crown Holdings Inc 1,119 123
Graphic Packaging Holding Co 5,882 128
Sealed Air Corp 5,928 381
$ 1,195
Pharmaceuticals - 4.84%
AbbVie Inc 130,701 19,197
Becton Dickinson and Co 150,183 37,124
Cardinal Health Inc 12,116 703
Cigna Corp 523,527 129,196
Daiichi Sankyo Co Ltd ADR
(g)
396,395 9,957
Dexcom Inc
(d)
355,836 145,388
Eli Lilly & Co 49,539 14,472
Herbalife Nutrition Ltd
(d)
1,240 33
McKesson Corp 1,597 494
Neurocrine Biosciences Inc
(d)
6,912 622
Zoetis Inc 969,177 171,787
$ 528,973
Pipelines - 0.02%
Cheniere Energy Inc 17,311 2,351
New Fortress Energy Inc 1,959 76
$ 2,427
Private Equity - 0.05%
Ares Management Corp 9,223 611
Blackstone Inc 51,843 5,265
$ 5,876
Real Estate - 0.00%
CBRE Group Inc 1,309 109
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 1.79%
American Tower Corp 33,388 $ 8,047
Crown Castle International Corp 31,866 5,902
Equinix Inc 4,691 3,373
Equity LifeStyle Properties Inc 6,902 533
Extra Space Storage Inc 863 164
Iron Mountain Inc 14,903 801
Lamar Advertising Co 5,564 614
Public Storage 8,513 3,163
SBA Communications Corp 492,353 170,901
Simon Property Group Inc 20,950 2,472
$ 195,970
Retail - 5.63%
AutoZone Inc
(d)
326 638
Bath & Body Works Inc 10,125 536
Best Buy Co Inc 4,084 367
Burlington Stores Inc
(d)
4,619 940
CarMax Inc
(d)
1,037 89
Carvana Co
(d),(g)
238,832 13,843
Chipotle Mexican Grill Inc
(d)
30,966 45,075
Costco Wholesale Corp 326,930 173,836
Darden Restaurants Inc 6,371 839
Dollar General Corp 279,936 66,493
Domino's Pizza Inc 1,821 616
Five Below Inc
(d)
4,071 640
Floor & Decor Holdings Inc
(d)
7,519 599
Freshpet Inc
(d)
3,015 281
GameStop Corp
(d),(g)
4,745 593
Home Depot Inc /The 77,263 23,210
Lithia Motors Inc 199 56
Lowe's Cos Inc 49,877 9,862
Lululemon Athletica Inc
(d)
478,923 169,840
McDonald's Corp 9,834 2,450
Nordstrom Inc 6,883 177
Olaplex Holdings Inc
(d)
1,209 18
O'Reilly Automotive Inc
(d)
1,501 910
Petco Health & Wellness Co Inc
(d)
260 5
RH
(d)
1,291 434
Ross Stores Inc 833,941 83,202
Starbucks Corp 85,099 6,352
Target Corp 15,867 3,628
TJX Cos Inc /The 88,234 5,407
Tractor Supply Co 8,391 1,690
Ulta Beauty Inc
(d)
3,885 1,542
Victoria's Secret & Co
(d)
3,186 150
Vroom Inc
(d)
2,641 4
Wendy's Co/The 13,165 260
Williams-Sonoma Inc 4,076 532
Yum China Holdings Inc 2,471 103
Yum! Brands Inc 1,819 213
$ 615,430
Semiconductors - 4.99%
Advanced Micro Devices Inc
(d)
482,552 41,268
Allegro MicroSystems Inc
(d)
2,966 72
Analog Devices Inc 15,450 2,385
Applied Materials Inc 65,571 7,236
ASML Holding NV - NY Reg Shares 132,870 74,908
Azenta Inc 4,457 334
Broadcom Inc 29,862 16,555
Entegris Inc 9,947 1,108
GLOBALFOUNDRIES Inc
(d),(g)
2,036 106
IPG Photonics Corp
(d)
195 18
KLA Corp 11,213 3,580
Lam Research Corp 10,402 4,845
Microchip Technology Inc 33,909 2,211
Micron Technology Inc 11,437 780
MKS Instruments Inc 3,448 393
Monolithic Power Systems Inc 3,349 1,314
NVIDIA Corp 1,295,568 240,288
NXP Semiconductors NV 739,437 126,370

Schedule of Investments
LargeCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
ON Semiconductor Corp
(d)
16,926 $ 882
QUALCOMM Inc 83,453 11,658
Skyworks Solutions Inc 5,754 652
Teradyne Inc 12,040 1,270
Texas Instruments Inc 42,366 7,213
$ 545,446
Software - 23.99%
Adobe Inc
(d)
365,853 144,859
Alteryx Inc
(d)
4,344 279
ANSYS Inc
(d)
2,678 738
Aspen Technology Inc
(d)
4,938 783
Atlassian Corp PLC
(d)
158,520 35,640
Autodesk Inc
(d)
758,114 143,495
Avalara Inc
(d)
6,327 481
Bentley Systems Inc 10,194 432
Bill.com Holdings Inc
(d)
6,901 1,178
Broadridge Financial Solutions Inc 7,759 1,118
C3.ai Inc
(d),(g)
1,224 21
Cadence Design Systems Inc
(d)
20,312 3,064
CDK Global Inc 1,340 73
Citrix Systems Inc 3,258 326
Cloudflare Inc
(d)
18,257 1,573
Coupa Software Inc
(d)
826,161 71,298
Datadog Inc
(d)
18,800 2,271
Definitive Healthcare Corp
(d)
603 14
DocuSign Inc
(d)
14,254 1,155
DoubleVerify Holdings Inc
(d)
4,314 94
Dropbox Inc - A Shares
(d)
21,945 477
Duck Creek Technologies Inc
(d)
1,258 20
Dynatrace Inc
(d)
13,833 531
Elastic NV
(d)
5,535 421
Everbridge Inc
(d)
2,907 125
Fair Isaac Corp
(d)
1,882 703
Fiserv Inc
(d)
1,091,394 106,870
Five9 Inc
(d)
4,985 549
HashiCorp Inc
(d),(g)
55,232 2,600
HubSpot Inc
(d)
3,329 1,263
Informatica Inc
(d),(g)
1,753 34
Intuit Inc 831,159 348,048
Jack Henry & Associates Inc 1,397 265
Jamf Holding Corp
(d)
3,348 103
Magic Leap Inc
(d),(e),(f)
10,706 206
Manhattan Associates Inc
(d)
2,492 325
Microsoft Corp 3,260,840 904,948
MongoDB Inc
(d)
118,239 41,967
MSCI Inc 4,143 1,745
nCino Inc
(d)
4,145 155
New Relic Inc
(d)
3,888 246
Nutanix Inc
(d)
15,808 396
Oracle Corp 111,154 8,159
Palantir Technologies Inc
(d)
122,674 1,276
Paychex Inc 20,758 2,631
Paycom Software Inc
(d)
3,612 1,017
Paycor HCM Inc
(d)
2,510 62
Pegasystems Inc 2,845 218
Playtika Holding Corp
(d)
7,674 135
Procore Technologies Inc
(d)
3,168 176
PTC Inc
(d)
7,787 889
RingCentral Inc
(d)
6,037 512
Roper Technologies Inc 304,191 142,945
Salesforce Inc
(d)
750,370 132,020
SentinelOne Inc
(d)
572,062 19,033
ServiceNow Inc
(d)
590,744 282,435
Skillz Inc
(d),(g)
22,625 46
Smartsheet Inc
(d)
8,976 434
Snowflake Inc - Class A
(d)
82,051 14,067
Splunk Inc
(d)
11,730 1,431
Stripe Inc - Class B
(d),(e),(f)
114,126 4,687
Synopsys Inc
(d)
175,525 50,339
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Take-Two Interactive Software Inc
(d)
1,681 $ 201
Teradata Corp
(d)
6,800 281
Twilio Inc
(d)
3,458 387
Tyler Technologies Inc
(d)
2,575 1,016
Unity Software Inc
(d)
11,133 739
Veeva Systems Inc
(d)
708,365 128,887
VMware Inc 6,108 660
Workday Inc
(d)
14,180 2,931
Zoom Video Communications Inc
(d)
16,085 1,602
Zynga Inc
(d)
36,143 299
$ 2,620,404
Telecommunications - 0.03%
Arista Networks Inc
(d)
15,913 1,839
CommScope Holding Co Inc
(d)
14,829 89
Corning Inc 19,010 669
Switch Inc 8,468 253
Ubiquiti Inc
(g)
421 119
$ 2,969
Toys, Games & Hobbies - 0.01%
Mattel Inc
(d)
25,761 626
Transportation - 0.32%
CH Robinson Worldwide Inc 1,882 200
Expeditors International of Washington Inc 9,064 898
FedEx Corp 7,888 1,568
JB Hunt Transport Services Inc 5,516 942
Landstar System Inc 2,505 388
Old Dominion Freight Line Inc 49,568 13,885
Union Pacific Corp 30,057 7,042
United Parcel Service Inc 53,540 9,636
XPO Logistics Inc
(d)
6,130 330
$ 34,889
TOTAL COMMON STOCKS $ 10,672,838
Total Investments $ 10,961,652
Other Assets and Liabilities -  (0.36)% (38,830)
TOTAL NET ASSETS - 100.00% $ 10,922,822
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,655 or 0.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22,730 or 0.21% of net assets.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Technology 34.46%
Consumer, Non-cyclical 23.20%
Communications 20.04%
Consumer, Cyclical 8.54%
Financial 6.17%
Industrial 4.09%
Money Market Funds 2.20%
Basic Materials 1.32%
Investment Companies 0.26%
Energy 0.08%
Utilities 0.00%
Other Assets and Liabilities
(0.36)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 173,540 $ 2,263,909 $ 2,203,701 $ 233,748
$ 173,540 $ 2,263,909 $ 2,203,701 $ 233,748
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 16 $ — $ — $ —
$ 16 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Aurora Innovation Inc - Class B Lockup Shares 11/08/2021 $ 3,026 $ 3,028 0.03%
Magic Leap Inc 01/20/2016-10/12/2017 5,204 206 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 7,365 0.07%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 5,328 0.05%
Rivian Automotive Inc - Lockup Shares 11/10/2021 53,442 100,959 0.93%
Sila Nano Series F   0.00% 01/07/2021 4,277 3,230 0.03%
Stripe Inc - Class B 12/17/2019 1,791 4,687 0.04%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,473 0.04%
Total $ 129,276 1.19%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; June 2022 Long 605 $ 124,857 $ (5,812)
Total $ (5,812)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .95 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .32%
iShares Core S&P 500 ETF 47,300 $ 19,561
Money Market Funds - 1 .63%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
97,809,535 97,810
TOTAL INVESTMENT COMPANIES $ 117,371
COMMON STOCKS - 98 .55 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 66,735 $ 2,177
Omnicom Group Inc 35,436 2,698
$ 4,875
Aerospace & Defense - 1 .57%
Boeing Co/The
(c)
92,914 13,829
General Dynamics Corp 39,080 9,244
Howmet Aerospace Inc 64,347 2,195
L3Harris Technologies Inc 33,268 7,727
Lockheed Martin Corp 41,092 17,757
Northrop Grumman Corp 24,878 10,931
Raytheon Technologies Corp 253,014 24,014
Teledyne Technologies Inc
(c)
7,909 3,413
TransDigm Group Inc
(c)
8,931 5,312
$ 94,422
Agriculture - 0 .86%
Altria Group Inc 309,107 17,177
Archer-Daniels-Midland Co 94,868 8,497
Philip Morris International Inc 262,763 26,276
$ 51,950
Airlines - 0 .26%
Alaska Air Group Inc
(c)
21,347 1,161
American Airlines Group Inc
(c)
109,817 2,061
Delta Air Lines Inc
(c)
108,509 4,669
Southwest Airlines Co
(c)
100,427 4,692
United Airlines Holdings Inc
(c)
54,900 2,773
$ 15,356
Apparel - 0 .57%
NIKE Inc 216,384 26,983
PVH Corp 11,867 864
Ralph Lauren Corp 7,850 819
Tapestry Inc 44,760 1,474
Under Armour Inc - Class A
(c)
31,985 491
Under Armour Inc - Class C
(c)
36,464 517
VF Corp 54,728 2,846
$ 33,994
Automobile Manufacturers - 2 .53%
Cummins Inc 24,150 4,569
Ford Motor Co 666,875 9,443
General Motors Co
(c)
246,348 9,339
PACCAR Inc 58,882 4,890
Tesla Inc
(c)
141,929 123,586
$ 151,827
Automobile Parts & Equipment - 0 .11%
Aptiv PLC
(c)
45,863 4,880
BorgWarner Inc 40,652 1,497
$ 6,377
Banks - 4 .48%
Bank of America Corp 1,205,185 43,001
Bank of New York Mellon Corp/The 125,431 5,276
Citigroup Inc 336,439 16,220
Citizens Financial Group Inc 83,892 3,305
Comerica Inc 22,160 1,815
Fifth Third Bancorp 115,925 4,351
First Republic Bank/CA 30,392 4,535
Goldman Sachs Group Inc/The 57,551 17,581
Huntington Bancshares Inc/OH 243,760 3,205
JPMorgan Chase & Co 501,041 59,804
KeyCorp 157,478 3,041
M&T Bank Corp 30,369 5,061
Morgan Stanley 240,345 19,369
Northern Trust Corp 35,224 3,630
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The 71,209 $ 11,828
Regions Financial Corp 159,711 3,309
Signature Bank/New York NY 10,635 2,576
State Street Corp 62,050 4,155
SVB Financial Group
(c)
9,958 4,856
Truist Financial Corp 226,321 10,943
US Bancorp 228,957 11,118
Wells Fargo & Co 658,808 28,744
Zions Bancorp NA 25,709 1,453
$ 269,176
Beverages - 1 .65%
Brown-Forman Corp - B Shares 30,984 2,090
Coca-Cola Co/The 659,090 42,584
Constellation Brands Inc 27,863 6,857
Molson Coors Beverage Co 31,943 1,729
Monster Beverage Corp
(c)
63,696 5,457
PepsiCo Inc 234,553 40,275
$ 98,992
Biotechnology - 1 .51%
Amgen Inc 95,497 22,269
Biogen Inc
(c)
24,905 5,166
Bio-Rad Laboratories Inc
(c)
3,662 1,875
Corteva Inc 123,261 7,111
Gilead Sciences Inc 212,670 12,620
Illumina Inc
(c)
26,497 7,860
Incyte Corp
(c)
31,896 2,391
Moderna Inc
(c)
59,805 8,038
Regeneron Pharmaceuticals Inc
(c)
18,091 11,924
Vertex Pharmaceuticals Inc
(c)
43,161 11,793
$ 91,047
Building Materials - 0 .42%
Carrier Global Corp 145,047 5,551
Fortune Brands Home & Security Inc 23,013 1,640
Johnson Controls International plc 119,128 7,132
Martin Marietta Materials Inc 10,575 3,746
Masco Corp 40,680 2,143
Mohawk Industries Inc
(c)
9,301 1,312
Vulcan Materials Co 22,500 3,877
$ 25,401
Chemicals - 1 .71%
Air Products and Chemicals Inc 37,590 8,799
Albemarle Corp 19,833 3,824
Celanese Corp 18,317 2,692
CF Industries Holdings Inc 36,363 3,521
Dow Inc 124,741 8,295
DuPont de Nemours Inc 86,961 5,733
Eastman Chemical Co 21,873 2,246
Ecolab Inc 42,269 7,158
FMC Corp 21,489 2,848
International Flavors & Fragrances Inc 43,157 5,235
Linde PLC 86,897 27,108
LyondellBasell Industries NV 44,573 4,726
Mosaic Co/The 62,800 3,920
PPG Industries Inc 40,250 5,152
Sherwin-Williams Co/The 40,898 11,245
$ 102,502
Commercial Services - 1 .78%
Automatic Data Processing Inc 71,217 15,538
Cintas Corp 14,947 5,938
Equifax Inc 20,685 4,210
FleetCor Technologies Inc
(c)
13,767 3,435
Gartner Inc
(c)
13,943 4,051
Global Payments Inc 48,280 6,613
MarketAxess Holdings Inc 6,448 1,700
Moody's Corp 27,419 8,678
Nielsen Holdings PLC 60,832 1,631
PayPal Holdings Inc
(c)
197,520 17,368
Quanta Services Inc 24,159 2,802
Robert Half International Inc 18,565 1,825

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Rollins Inc 38,375 $ 1,287
S&P Global Inc 60,048 22,608
United Rentals Inc
(c)
12,276 3,886
Verisk Analytics Inc 27,323 5,575
$ 107,145
Computers - 8 .40%
Accenture PLC - Class A 107,149 32,183
Apple Inc 2,628,490 414,381
Cognizant Technology Solutions Corp 89,052 7,204
DXC Technology Co
(c)
41,451 1,190
EPAM Systems Inc
(c)
9,616 2,548
Fortinet Inc
(c)
23,005 6,649
Hewlett Packard Enterprise Co 219,294 3,379
HP Inc 183,569 6,724
International Business Machines Corp 152,045 20,102
Leidos Holdings Inc 23,794 2,463
NetApp Inc 37,687 2,761
Seagate Technology Holdings PLC 34,146 2,801
Western Digital Corp
(c)
53,053 2,816
$ 505,201
Consumer Products - 0 .29%
Avery Dennison Corp 14,038 2,535
Church & Dwight Co Inc 41,031 4,003
Clorox Co/The 20,864 2,993
Kimberly-Clark Corp 57,102 7,928
$ 17,459
Cosmetics & Personal Care - 1 .44%
Colgate-Palmolive Co 142,898 11,010
Estee Lauder Cos Inc/The 39,406 10,406
Procter & Gamble Co/The 406,405 65,248
$ 86,664
Distribution & Wholesale - 0 .30%
Copart Inc
(c)
36,192 4,113
Fastenal Co 97,580 5,397
LKQ Corp 45,466 2,257
Pool Corp 6,795 2,754
WW Grainger Inc 7,336 3,668
$ 18,189
Diversified Financial Services - 3 .75%
American Express Co 104,283 18,219
Ameriprise Financial Inc 18,805 4,993
BlackRock Inc 24,173 15,100
Capital One Financial Corp 70,176 8,745
Cboe Global Markets Inc 18,081 2,043
Charles Schwab Corp/The 254,886 16,907
CME Group Inc 60,933 13,365
Discover Financial Services 48,830 5,492
Franklin Resources Inc 47,674 1,172
Intercontinental Exchange Inc 95,259 11,032
Invesco Ltd 57,863 1,064
Mastercard Inc 146,324 53,171
Nasdaq Inc 19,846 3,123
Raymond James Financial Inc 31,678 3,087
Synchrony Financial 88,379 3,253
T Rowe Price Group Inc 38,859 4,781
Visa Inc 281,174 59,927
$ 225,474
Electric - 2 .68%
AES Corp/The 113,036 2,308
Alliant Energy Corp 42,447 2,496
Ameren Corp 43,675 4,057
American Electric Power Co Inc 85,391 8,463
CenterPoint Energy Inc 106,619 3,264
CMS Energy Corp 49,127 3,375
Consolidated Edison Inc 59,975 5,562
Constellation Energy Corp 55,356 3,278
Dominion Energy Inc 137,328 11,211
DTE Energy Co 32,848 4,304
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Duke Energy Corp 130,415 $ 14,366
Edison International 64,411 4,431
Entergy Corp 34,076 4,050
Evergy Inc 38,876 2,638
Eversource Energy 58,289 5,094
Exelon Corp 166,066 7,769
FirstEnergy Corp 96,671 4,187
NextEra Energy Inc 332,664 23,626
NRG Energy Inc 41,511 1,490
Pinnacle West Capital Corp 19,128 1,362
PPL Corp 127,278 3,603
Public Service Enterprise Group Inc 85,732 5,972
Sempra Energy 54,142 8,736
Southern Co/The 179,681 13,187
WEC Energy Group Inc 53,480 5,351
Xcel Energy Inc 91,328 6,691
$ 160,871
Electrical Components & Equipment - 0 .27%
AMETEK Inc 39,220 4,952
Emerson Electric Co 100,710 9,082
Generac Holdings Inc
(c)
10,696 2,346
$ 16,380
Electronics - 1 .05%
Agilent Technologies Inc 50,927 6,074
Allegion plc 15,207 1,737
Amphenol Corp 101,545 7,260
Fortive Corp 60,794 3,496
Garmin Ltd 25,760 2,827
Honeywell International Inc 116,277 22,501
Keysight Technologies Inc
(c)
31,036 4,353
Mettler-Toledo International Inc
(c)
3,896 4,977
TE Connectivity Ltd 55,198 6,888
Trimble Inc
(c)
42,557 2,839
$ 62,952
Energy - Alternate Sources - 0 .10%
Enphase Energy Inc
(c)
22,711 3,666
SolarEdge Technologies Inc
(c)
8,903 2,229
$ 5,895
Engineering & Construction - 0 .05%
Jacobs Engineering Group Inc 21,910 3,036
Entertainment - 0 .10%
Caesars Entertainment Inc
(c)
36,244 2,402
Live Nation Entertainment Inc
(c)
22,903 2,402
Penn National Gaming Inc
(c)
28,166 1,030
$ 5,834
Environmental Control - 0 .28%
Pentair PLC 28,055 1,424
Republic Services Inc 35,408 4,754
Waste Management Inc 65,249 10,730
$ 16,908
Food - 1 .16%
Campbell Soup Co 34,276 1,619
Conagra Brands Inc 81,329 2,841
General Mills Inc 102,271 7,234
Hershey Co/The 24,650 5,565
Hormel Foods Corp 47,834 2,506
J M Smucker Co/The 18,372 2,516
Kellogg Co 43,377 2,971
Kraft Heinz Co/The 120,364 5,131
Kroger Co/The 113,440 6,121
Lamb Weston Holdings Inc 24,620 1,627
McCormick & Co Inc/MD 42,343 4,259
Mondelez International Inc 235,382 15,177
Sysco Corp 86,035 7,354
Tyson Foods Inc 49,586 4,620
$ 69,541
Forest Products & Paper - 0 .05%
International Paper Co 65,657 3,039

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 22,962 $ 2,604
NiSource Inc 66,580 1,939
$ 4,543
Hand & Machine Tools - 0 .09%
Snap-on Inc 9,062 1,926
Stanley Black & Decker Inc 27,641 3,321
$ 5,247
Healthcare - Products - 3 .78%
Abbott Laboratories 299,799 34,027
ABIOMED Inc
(c)
7,715 2,211
Align Technology Inc
(c)
12,432 3,604
Baxter International Inc 84,888 6,032
Bio-Techne Corp 6,659 2,528
Boston Scientific Corp
(c)
241,597 10,174
Cooper Cos Inc/The 8,356 3,017
Danaher Corp 107,889 27,094
DENTSPLY SIRONA Inc 37,064 1,482
Edwards Lifesciences Corp
(c)
105,851 11,197
Henry Schein Inc
(c)
23,511 1,907
Hologic Inc
(c)
42,385 3,051
IDEXX Laboratories Inc
(c)
14,374 6,188
Intuitive Surgical Inc
(c)
60,653 14,514
Medtronic PLC 227,959 23,790
PerkinElmer Inc 21,396 3,137
ResMed Inc 24,793 4,958
STERIS PLC 16,976 3,804
Stryker Corp 56,922 13,733
Teleflex Inc 7,941 2,268
Thermo Fisher Scientific Inc 66,806 36,938
Waters Corp
(c)
10,346 3,135
West Pharmaceutical Services Inc 12,558 3,957
Zimmer Biomet Holdings Inc 35,419 4,277
$ 227,023
Healthcare - Services - 2 .53%
Anthem Inc 41,149 20,654
Catalent Inc
(c)
30,367 2,750
Centene Corp
(c)
98,928 7,969
Charles River Laboratories International Inc
(c)
8,556 2,066
DaVita Inc
(c)
10,452 1,133
HCA Healthcare Inc 40,603 8,711
Humana Inc 21,790 9,687
IQVIA Holdings Inc
(c)
32,390 7,061
Laboratory Corp of America Holdings 15,787 3,793
Molina Healthcare Inc
(c)
9,899 3,103
Quest Diagnostics Inc 20,178 2,700
UnitedHealth Group Inc 159,681 81,206
Universal Health Services Inc 12,397 1,519
$ 152,352
Home Builders - 0 .19%
DR Horton Inc 54,673 3,805
Lennar Corp - A Shares 44,316 3,390
NVR Inc
(c)
554 2,424
PulteGroup Inc 42,158 1,760
$ 11,379
Home Furnishings - 0 .03%
Whirlpool Corp 10,006 1,816
Housewares - 0 .02%
Newell Brands Inc 64,189 1,486
Insurance - 3 .76%
Aflac Inc 101,720 5,826
Allstate Corp/The 47,576 6,020
American International Group Inc 140,770 8,236
Aon PLC 36,419 10,488
Arthur J Gallagher & Co 35,342 5,955
Assurant Inc 9,660 1,757
Berkshire Hathaway Inc - Class B
(c)
310,494 100,237
Brown & Brown Inc 39,753 2,464
Chubb Ltd 73,029 15,077
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Cincinnati Financial Corp 25,408 $ 3,117
Everest Re Group Ltd 6,673 1,833
Globe Life Inc 15,752 1,545
Hartford Financial Services Group Inc/The 56,782 3,971
Lincoln National Corp 28,243 1,699
Loews Corp 33,246 2,089
Marsh & McLennan Cos Inc 85,602 13,842
MetLife Inc 118,965 7,814
Principal Financial Group Inc 41,192 2,807
Progressive Corp/The 99,080 10,637
Prudential Financial Inc 64,087 6,954
Travelers Cos Inc/The 40,896 6,996
W R Berkley Corp 35,516 2,361
Willis Towers Watson PLC 20,696 4,447
$ 226,172
Internet - 9 .16%
Alphabet Inc - A Shares
(c)
50,988 116,364
Alphabet Inc - C Shares
(c)
47,092 108,280
Amazon.com Inc
(c)
74,190 184,409
Booking Holdings Inc
(c)
6,961 15,386
CDW Corp/DE 23,011 3,755
eBay Inc 106,133 5,510
Etsy Inc
(c)
21,495 2,003
Expedia Group Inc
(c)
25,471 4,451
F5 Inc
(c)
10,298 1,724
Match Group Inc
(c)
47,994 3,799
Meta Platforms Inc
(c)
391,488 78,482
Netflix Inc
(c)
75,269 14,328
NortonLifeLock Inc 98,650 2,470
Twitter Inc
(c)
135,567 6,646
VeriSign Inc
(c)
16,386 2,928
$ 550,535
Iron & Steel - 0 .12%
Nucor Corp 46,118 7,138
Leisure Products & Services - 0 .11%
Carnival Corp
(c)
137,129 2,372
Norwegian Cruise Line Holdings Ltd
(c)
70,681 1,416
Royal Caribbean Cruises Ltd
(c)
38,018 2,955
$ 6,743
Lodging - 0 .36%
Hilton Worldwide Holdings Inc 47,255 7,338
Las Vegas Sands Corp
(c)
58,288 2,065
Marriott International Inc/MD 46,382 8,234
MGM Resorts International 63,861 2,621
Wynn Resorts Ltd
(c)
17,844 1,258
$ 21,516
Machinery - Construction & Mining - 0 .32%
Caterpillar Inc 91,713 19,309
Machinery - Diversified - 0 .74%
Deere & Co 47,550 17,952
Dover Corp 24,412 3,254
IDEX Corp 12,891 2,447
Ingersoll Rand Inc 69,103 3,038
Nordson Corp 9,174 1,979
Otis Worldwide Corp 72,049 5,248
Rockwell Automation Inc 19,701 4,978
Westinghouse Air Brake Technologies Corp 31,675 2,848
Xylem Inc/NY 30,572 2,461
$ 44,205
Media - 1 .52%
Charter Communications Inc
(c)
20,208 8,659
Comcast Corp - Class A 766,973 30,495
DISH Network Corp
(c)
42,336 1,207
FactSet Research Systems Inc 6,406 2,585
Fox Corp - A Shares 53,545 1,919
Fox Corp - B Shares 24,720 822
News Corp - A Shares 66,272 1,316
News Corp - B Shares 20,530 409

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Paramount Global - Class B 102,862 $ 2,995
Walt Disney Co/The
(c)
308,674 34,457
Warner Bros Discovery Inc
(c)
373,128 6,772
$ 91,636
Mining - 0 .33%
Freeport-McMoRan Inc 248,899 10,093
Newmont Corp 135,198 9,849
$ 19,942
Miscellaneous Manufacturers - 1 .04%
3M Co 96,827 13,964
A O Smith Corp 22,283 1,302
Eaton Corp PLC 67,580 9,801
General Electric Co 186,381 13,895
Illinois Tool Works Inc 48,427 9,545
Parker-Hannifin Corp 21,785 5,900
Textron Inc 37,372 2,588
Trane Technologies PLC 39,597 5,539
$ 62,534
Office & Business Equipment - 0 .06%
Zebra Technologies Corp
(c)
9,000 3,327
Oil & Gas - 3 .49%
APA Corp 61,590 2,521
Chevron Corp 326,824 51,204
ConocoPhillips 220,786 21,089
Coterra Energy Inc 137,935 3,971
Devon Energy Corp 106,745 6,209
Diamondback Energy Inc 28,874 3,645
EOG Resources Inc 99,197 11,582
Exxon Mobil Corp 717,767 61,190
Hess Corp 46,735 4,817
Marathon Oil Corp 131,995 3,289
Marathon Petroleum Corp 98,166 8,566
Occidental Petroleum Corp 150,431 8,287
Phillips 66 79,321 6,882
Pioneer Natural Resources Co 38,494 8,949
Valero Energy Corp 69,315 7,727
$ 209,928
Oil & Gas Services - 0 .32%
Baker Hughes Co 153,550 4,763
Halliburton Co 152,346 5,426
Schlumberger NV 237,932 9,282
$ 19,471
Packaging & Containers - 0 .23%
Amcor PLC 256,644 3,044
Ball Corp 54,914 4,457
Packaging Corp of America 16,105 2,596
Sealed Air Corp 25,120 1,613
Westrock Co 44,628 2,210
$ 13,920
Pharmaceuticals - 6 .02%
AbbVie Inc 299,730 44,024
AmerisourceBergen Corp 25,530 3,863
Becton Dickinson and Co 48,283 11,935
Bristol-Myers Squibb Co 369,555 27,816
Cardinal Health Inc 46,976 2,727
Cigna Corp 54,756 13,513
CVS Health Corp 222,526 21,391
Dexcom Inc
(c)
16,431 6,713
Eli Lilly & Co 134,609 39,323
Johnson & Johnson 446,335 80,546
McKesson Corp 25,397 7,863
Merck & Co Inc 428,253 37,982
Organon & Co 42,987 1,390
Pfizer Inc 951,617 46,696
Viatris Inc 205,045 2,118
Zoetis Inc 80,214 14,218
$ 362,118
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .30%
Kinder Morgan Inc 330,613 $ 6,000
ONEOK Inc 75,606 4,788
Williams Cos Inc/The 205,999 7,064
$ 17,852
Real Estate - 0 .08%
CBRE Group Inc 56,740 4,712
REITs - 2 .80%
Alexandria Real Estate Equities Inc 24,677 4,495
American Tower Corp 77,212 18,610
AvalonBay Communities Inc 23,696 5,390
Boston Properties Inc 24,101 2,834
Camden Property Trust 17,319 2,717
Crown Castle International Corp 73,276 13,571
Digital Realty Trust Inc 48,114 7,030
Duke Realty Corp 64,570 3,535
Equinix Inc 15,264 10,976
Equity Residential 57,938 4,722
Essex Property Trust Inc 11,060 3,642
Extra Space Storage Inc 22,700 4,313
Federal Realty Investment Trust 11,996 1,404
Healthpeak Properties Inc 91,435 3,000
Host Hotels & Resorts Inc 121,059 2,464
Iron Mountain Inc 49,092 2,638
Kimco Realty Corp 104,549 2,648
Mid-America Apartment Communities Inc 19,555 3,846
Prologis Inc 125,461 20,110
Public Storage 25,863 9,608
Realty Income Corp 95,920 6,653
Regency Centers Corp 26,125 1,798
SBA Communications Corp 18,441 6,401
Simon Property Group Inc 55,713 6,574
UDR Inc 50,704 2,698
Ventas Inc 67,677 3,760
Vornado Realty Trust 26,957 1,044
Welltower Inc 73,797 6,702
Weyerhaeuser Co 126,699 5,223
$ 168,406
Retail - 5 .13%
Advance Auto Parts Inc 10,574 2,111
AutoZone Inc
(c)
3,499 6,842
Bath & Body Works Inc 43,697 2,311
Best Buy Co Inc 36,709 3,301
CarMax Inc
(c)
27,413 2,352
Chipotle Mexican Grill Inc
(c)
4,768 6,940
Costco Wholesale Corp 75,178 39,974
Darden Restaurants Inc 21,658 2,853
Dollar General Corp 39,287 9,332
Dollar Tree Inc
(c)
38,140 6,196
Domino's Pizza Inc 6,167 2,084
Genuine Parts Co 24,147 3,140
Home Depot Inc/The 177,042 53,183
Lowe's Cos Inc 114,231 22,587
McDonald's Corp 126,689 31,566
O'Reilly Automotive Inc
(c)
11,421 6,927
Ross Stores Inc 59,906 5,977
Starbucks Corp 195,026 14,557
Target Corp 81,234 18,574
TJX Cos Inc/The 202,244 12,394
Tractor Supply Co 19,296 3,887
Ulta Beauty Inc
(c)
9,176 3,641
Walgreens Boots Alliance Inc 121,482 5,151
Walmart Inc 239,850 36,695
Yum! Brands Inc 49,001 5,734
$ 308,309
Semiconductors - 5 .20%
Advanced Micro Devices Inc
(c)
277,168 23,703
Analog Devices Inc 89,068 13,750
Applied Materials Inc 150,554 16,614
Broadcom Inc 69,997 38,806

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Intel Corp 690,375 $ 30,093
IPG Photonics Corp
(c)
6,056 572
KLA Corp 25,552 8,158
Lam Research Corp 23,651 11,016
Microchip Technology Inc 94,264 6,146
Micron Technology Inc 189,848 12,946
Monolithic Power Systems Inc 7,344 2,881
NVIDIA Corp 423,854 78,612
NXP Semiconductors NV 45,088 7,705
Qorvo Inc
(c)
18,386 2,092
QUALCOMM Inc 191,074 26,691
Skyworks Solutions Inc 27,808 3,151
Teradyne Inc 27,637 2,914
Texas Instruments Inc 156,580 26,658
$ 312,508
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,792 1,445
Software - 9 .62%
Activision Blizzard Inc 132,083 9,985
Adobe Inc
(c)
79,973 31,665
Akamai Technologies Inc
(c)
27,548 3,093
ANSYS Inc
(c)
14,792 4,078
Autodesk Inc
(c)
37,294 7,059
Broadridge Financial Solutions Inc 19,798 2,853
Cadence Design Systems Inc
(c)
46,987 7,088
Ceridian HCM Holding Inc
(c)
23,192 1,302
Cerner Corp 49,884 4,671
Citrix Systems Inc 21,145 2,117
Electronic Arts Inc 47,681 5,629
Fidelity National Information Services Inc 103,240 10,236
Fiserv Inc
(c)
100,743 9,865
Intuit Inc 48,008 20,103
Jack Henry & Associates Inc 12,349 2,341
Microsoft Corp 1,271,032 352,737
MSCI Inc 13,780 5,805
Oracle Corp 267,127 19,607
Paychex Inc 54,435 6,899
Paycom Software Inc
(c)
8,162 2,297
PTC Inc
(c)
17,849 2,039
Roper Technologies Inc 17,883 8,404
Salesforce Inc
(c)
166,999 29,382
ServiceNow Inc
(c)
33,906 16,210
Synopsys Inc
(c)
26,012 7,460
Take-Two Interactive Software Inc
(c)
19,568 2,339
Tyler Technologies Inc
(c)
6,945 2,741
$ 578,005
Telecommunications - 2 .02%
Arista Networks Inc
(c)
38,031 4,395
AT&T Inc 1,210,700 22,834
Cisco Systems Inc 715,061 35,023
Corning Inc 126,649 4,457
Juniper Networks Inc 55,132 1,738
Lumen Technologies Inc 156,234 1,572
Motorola Solutions Inc 28,636 6,119
T-Mobile US Inc
(c)
99,543 12,258
Verizon Communications Inc 711,737 32,953
$ 121,349
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 21,985 1,936
Transportation - 1 .52%
CH Robinson Worldwide Inc 22,039 2,339
CSX Corp 376,041 12,913
Expeditors International of Washington Inc 28,721 2,845
FedEx Corp 41,329 8,214
JB Hunt Transport Services Inc 14,244 2,434
Norfolk Southern Corp 40,655 10,484
Old Dominion Freight Line Inc 15,795 4,424
Union Pacific Corp 107,984 25,300
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 123,623 $ 22,250
$ 91,203
Water - 0 .08%
American Water Works Co Inc 30,779 4,742
TOTAL COMMON STOCKS $ 5,923,314
Total Investments $ 6,040,685
Other Assets and Liabilities -  (0.50)% (29,846)
TOTAL NET ASSETS - 100.00% $ 6,010,839
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .28%
Consumer, Non-cyclical 21 .02%
Financial 14 .87%
Communications 12 .78%
Consumer, Cyclical 9 .74%
Industrial 7 .60%
Energy 4 .21%
Utilities 2 .84%
Basic Materials 2 .21%
Money Market Funds 1 .63%
Investment Companies 0 .32%
Other Assets and Liabilities
( 0 .50 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 227,310 $ 931,043 $ 1,060,543 $ 97,810
$ 227,310 $ 931,043 $ 1,060,543 $ 97,810
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2022 Long 496 $ 102,362 $ (4,621)
Total $ (4,621)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .98 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .34%
iShares Russell 1000 Value ETF 72,861 $ 11,397
Money Market Funds - 2 .64%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
732,100 732
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(c)
87,318,673 87,319
$ 88,051
TOTAL INVESTMENT COMPANIES $ 99,448
COMMON STOCKS - 97 .13 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 10,563 $ 345
Omnicom Group Inc 5,586 425
$ 770
Aerospace & Defense - 1 .26%
Boeing Co/The
(d)
14,447 2,150
Curtiss-Wright Corp 1,053 150
General Dynamics Corp 6,702 1,585
HEICO Corp 815 115
HEICO Corp - Class A 1,432 167
Hexcel Corp 2,259 123
Howmet Aerospace Inc 9,503 324
L3Harris Technologies Inc 130,554 30,322
Lockheed Martin Corp 839 363
Mercury Systems Inc
(d)
1,482 83
Northrop Grumman Corp 3,609 1,586
Raytheon Technologies Corp 40,386 3,833
Spirit AeroSystems Holdings Inc 1,992 84
Teledyne Technologies Inc
(d)
1,241 536
TransDigm Group Inc
(d)
1,007 599
$ 42,020
Agriculture - 0 .22%
Altria Group Inc 21,873 1,215
Archer-Daniels-Midland Co 14,973 1,341
Bunge Ltd 3,692 418
Darling Ingredients Inc
(d)
4,112 302
Philip Morris International Inc 42,010 4,201
$ 7,477
Airlines - 0 .06%
Alaska Air Group Inc
(d)
3,252 177
American Airlines Group Inc
(d)
17,165 322
Copa Holdings SA
(d)
846 64
JetBlue Airways Corp
(d)
8,373 92
Southwest Airlines Co
(d)
15,884 742
United Airlines Holdings Inc
(d)
8,691 439
$ 1,836
Apparel - 0 .45%
Capri Holdings Ltd
(d)
3,968 189
Carter's Inc 1,158 97
Columbia Sportswear Co 1,005 82
Deckers Outdoor Corp
(d)
646 172
Hanesbrands Inc 3,752 50
PVH Corp 1,904 139
Ralph Lauren Corp 129,246 13,486
Skechers USA Inc
(d)
3,145 120
Tapestry Inc 6,415 211
Under Armour Inc - Class A
(d)
5,162 79
Under Armour Inc - Class C
(d)
5,193 74
VF Corp 3,108 162
$ 14,861
Automobile Manufacturers - 0 .13%
Cummins Inc 3,864 731
Ford Motor Co 105,303 1,491
General Motors Co
(d)
36,997 1,403
PACCAR Inc 9,163 761
Rivian Automotive Inc
(d),(e)
2,886 87
TuSimple Holdings Inc
(d),(e)
3,157 33
$ 4,506
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .04%
Allison Transmission Holdings Inc 747 $ 28
Aptiv PLC
(d)
5,930 631
BorgWarner Inc 6,439 237
Gentex Corp 6,490 191
Lear Corp 1,624 208
QuantumScape Corp
(d),(e)
1,882 28
$ 1,323
Banks - 8 .59%
Bank of America Corp 1,174,894 41,920
Bank of Hawaii Corp 1,079 80
Bank of New York Mellon Corp/The 19,884 836
Bank OZK 3,317 128
BOK Financial Corp 860 71
Citigroup Inc 53,527 2,581
Citizens Financial Group Inc 10,582 417
Comerica Inc 3,532 289
Commerce Bancshares Inc/MO 3,008 206
Cullen/Frost Bankers Inc 1,516 201
East West Bancorp Inc 3,830 273
Fifth Third Bancorp 18,370 689
First Citizens BancShares Inc/NC 327 209
First Hawaiian Inc 3,553 84
First Horizon Corp 14,271 319
First Republic Bank/CA 4,794 715
FNB Corp/PA 8,782 101
Goldman Sachs Group Inc/The 114,798 35,070
Huntington Bancshares Inc/OH 38,703 509
JPMorgan Chase & Co 79,300 9,465
KeyCorp 25,011 483
M&T Bank Corp 236,782 39,458
Morgan Stanley 35,709 2,878
Northern Trust Corp 264,852 27,293
PacWest Bancorp 3,197 105
Pinnacle Financial Partners Inc 2,004 155
PNC Financial Services Group Inc/The 151,489 25,162
Popular Inc 2,131 166
Prosperity Bancshares Inc 2,423 158
Regions Financial Corp 25,853 536
Signature Bank/New York NY 1,655 401
State Street Corp 9,827 658
SVB Financial Group
(d)
1,524 743
Synovus Financial Corp 3,668 152
Truist Financial Corp 35,809 1,731
Umpqua Holdings Corp 6,023 100
US Bancorp 521,917 25,344
Webster Financial Corp 4,801 240
Wells Fargo & Co 1,065,593 46,492
Western Alliance Bancorp 262,205 19,957
Wintrust Financial Corp 1,565 137
Zions Bancorp NA 4,029 228
$ 286,740
Beverages - 1 .79%
Brown-Forman Corp - A Shares 615 38
Brown-Forman Corp - B Shares 2,483 167
Coca-Cola Co/The 30,828 1,992
Coca-Cola Europacific Partners PLC 528,571 26,402
Constellation Brands Inc 4,209 1,036
Keurig Dr Pepper Inc 18,794 703
Molson Coors Beverage Co 4,743 257
Monster Beverage Corp
(d)
717 61
PepsiCo Inc 168,707 28,969
$ 59,625
Biotechnology - 1 .79%
Amgen Inc 2,669 622
Biogen Inc
(d)
3,944 818
BioMarin Pharmaceutical Inc
(d)
4,902 399
Bio-Rad Laboratories Inc
(d)
575 295
Certara Inc
(d)
1,221 23
Corteva Inc 482,445 27,832

Schedule of Investments
LargeCap Value Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exelixis Inc
(d)
1,269 $ 28
Gilead Sciences Inc 434,782 25,800
Horizon Therapeutics Plc
(d)
4,770 470
Incyte Corp
(d)
712 53
Ionis Pharmaceuticals Inc
(d)
317 12
Iovance Biotherapeutics Inc
(d)
2,716 41
Mirati Therapeutics Inc
(d)
184 11
Nektar Therapeutics
(d)
4,743 20
Regeneron Pharmaceuticals Inc
(d)
2,463 1,623
Royalty Pharma PLC 3,567 152
Sage Therapeutics Inc
(d)
1,379 44
Seagen Inc
(d)
383 50
Ultragenyx Pharmaceutical Inc
(d)
441 31
United Therapeutics Corp
(d)
1,175 209
Vertex Pharmaceuticals Inc
(d)
4,119 1,125
$ 59,658
Building Materials - 0 .14%
Armstrong World Industries Inc 661 56
AZEK Co Inc/The
(d)
1,334 28
Builders FirstSource Inc
(d)
5,105 314
Carrier Global Corp 12,290 470
Eagle Materials Inc 1,073 132
Fortune Brands Home & Security Inc 2,768 197
Hayward Holdings Inc
(d)
1,336 21
Johnson Controls International plc 18,943 1,134
Lennox International Inc 889 190
Louisiana-Pacific Corp 2,191 141
Martin Marietta Materials Inc 1,671 592
Masco Corp 6,452 340
MDU Resources Group Inc 5,421 140
Mohawk Industries Inc
(d)
1,503 212
Owens Corning 2,701 246
Vulcan Materials Co 3,555 613
$ 4,826
Chemicals - 4 .59%
Air Products and Chemicals Inc 183,721 43,003
Albemarle Corp 3,124 603
Ashland Global Holdings Inc 1,389 146
Axalta Coating Systems Ltd
(d)
912,319 23,145
Celanese Corp 1,867 274
CF Industries Holdings Inc 5,802 562
Chemours Co/The 2,147 71
Diversey Holdings Ltd
(d)
334 3
Dow Inc 18,446 1,227
DuPont de Nemours Inc 311,356 20,528
Eastman Chemical Co 3,649 375
Ecolab Inc 827 140
Element Solutions Inc 6,227 128
FMC Corp 2,588 343
Huntsman Corp 686,029 23,236
International Flavors & Fragrances Inc 306,192 37,141
LyondellBasell Industries NV 6,199 657
Mosaic Co/The 10,001 624
NewMarket Corp 179 58
Olin Corp 3,572 205
PPG Industries Inc 3,680 471
RPM International Inc 1,426 118
Valvoline Inc 4,812 146
Westlake Corp 713 90
$ 153,294
Commercial Services - 1 .20%
ADT Inc 4,226 29
AMERCO 242 130
Aramark 901,393 32,675
Automatic Data Processing Inc 916 200
Bright Horizons Family Solutions Inc
(d)
330 38
Chegg Inc
(d)
945 23
Cintas Corp 152 60
Clarivate PLC
(d)
12,551 197
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
CoStar Group Inc
(d)
2,351 $ 150
Driven Brands Holdings Inc
(d)
1,444 40
Dun & Bradstreet Holdings Inc
(d)
4,305 68
Equifax Inc 2,011 409
Euronet Worldwide Inc
(d)
398 48
FleetCor Technologies Inc
(d)
1,651 412
FTI Consulting Inc
(d)
902 142
Global Payments Inc 7,636 1,046
Grand Canyon Education Inc
(d)
1,069 103
GXO Logistics Inc
(d)
375 22
H&R Block Inc 1,008 26
Legalzoom.com Inc
(d),(e)
1,040 15
ManpowerGroup Inc 1,460 132
Mister Car Wash Inc
(d)
309 4
Moody's Corp 225 71
Morningstar Inc 68 17
Nielsen Holdings PLC 9,683 260
Paysafe Ltd
(d)
9,674 27
Quanta Services Inc 3,812 442
Robert Half International Inc 364 36
Rollins Inc 459 15
S&P Global Inc 4,743 1,786
Service Corp International/US 4,399 289
StoneCo Ltd
(d)
432 4
Terminix Global Holdings Inc
(d)
3,267 150
TransUnion 1,629 143
United Rentals Inc
(d)
1,270 402
Verisk Analytics Inc 1,548 316
WEX Inc
(d)
395 66
$ 39,993
Computers - 1 .87%
Accenture PLC - Class A 3,353 1,007
Amdocs Ltd 3,317 264
CACI International Inc
(d)
96,627 25,635
Cognizant Technology Solutions Corp 361,519 29,247
Dell Technologies Inc 3,784 178
DXC Technology Co
(d)
6,573 189
Genpact Ltd 4,676 188
Hewlett Packard Enterprise Co 34,973 539
HP Inc 19,090 699
International Business Machines Corp 24,109 3,188
Kyndryl Holdings Inc
(d)
6,041 72
Leidos Holdings Inc 3,794 393
Lumentum Holdings Inc
(d)
1,954 159
NCR Corp
(d)
2,262 79
NetApp Inc 2,016 148
Pure Storage Inc
(d)
489 14
Science Applications International Corp 1,555 129
Thoughtworks Holding Inc
(d)
754 14
Western Digital Corp
(d)
8,411 446
$ 62,588
Consumer Products - 0 .05%
Avery Dennison Corp 1,044 188
Church & Dwight Co Inc 6,248 610
Clorox Co/The 636 91
Kimberly-Clark Corp 4,509 626
Reynolds Consumer Products Inc 1,460 43
Spectrum Brands Holdings Inc 1,080 92
$ 1,650
Cosmetics & Personal Care - 0 .34%
Colgate-Palmolive Co 10,561 814
Coty Inc
(d)
9,122 74
Procter & Gamble Co/The 64,997 10,435
$ 11,323
Distribution & Wholesale - 0 .03%
Core & Main Inc
(d)
735 18
Fastenal Co 1,744 96
Leslie's Inc
(d)
355 7
LKQ Corp 7,322 363

Schedule of Investments
LargeCap Value Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
SiteOne Landscape Supply Inc
(d)
566 $ 80
Univar Solutions Inc
(d)
4,569 133
Watsco Inc 880 235
WW Grainger Inc 212 106
$ 1,038
Diversified Financial Services - 3 .50%
Affiliated Managers Group Inc 1,116 140
Air Lease Corp 2,894 117
Ally Financial Inc 9,111 364
American Express Co 147,421 25,756
Ameriprise Financial Inc 1,330 353
Apollo Global Management Inc 3,604 179
BlackRock Inc 3,856 2,409
Bread Financial Holdings Inc 1,335 73
Capital One Financial Corp 11,095 1,383
Cboe Global Markets Inc 2,857 323
Charles Schwab Corp/The 356,128 23,622
CME Group Inc 9,679 2,123
Credit Acceptance Corp
(d)
202 103
Discover Financial Services 3,495 393
Evercore Inc - Class A 1,066 113
Franklin Resources Inc 7,772 191
Interactive Brokers Group Inc - A Shares 2,156 128
Intercontinental Exchange Inc 233,773 27,074
Invesco Ltd 8,968 165
Janus Henderson Group PLC 4,590 140
Jefferies Financial Group Inc 5,889 181
Lazard Ltd 2,738 90
Nasdaq Inc 3,131 493
OneMain Holdings Inc 2,948 135
Raymond James Financial Inc 4,711 459
SEI Investments Co 2,879 160
SLM Corp 7,506 126
Stifel Financial Corp 2,740 169
Synchrony Financial 11,408 420
T Rowe Price Group Inc 4,109 506
Tradeweb Markets Inc 2,819 201
UWM Holdings Corp
(e)
643 2
Virtu Financial Inc 2,508 72
Visa Inc 133,970 28,553
Western Union Co/The 8,256 138
$ 116,854
Electric - 3 .32%
AES Corp/The 17,760 363
Alliant Energy Corp 6,724 395
Ameren Corp 6,843 636
American Electric Power Co Inc 13,459 1,334
Avangrid Inc 1,554 69
Brookfield Renewable Corp 2,570 92
CenterPoint Energy Inc 15,976 489
CMS Energy Corp 7,766 533
Consolidated Edison Inc 9,531 884
Constellation Energy Corp 8,753 518
Dominion Energy Inc 21,750 1,776
DTE Energy Co 249,793 32,733
Duke Energy Corp 20,777 2,289
Edison International 10,027 690
Entergy Corp 5,389 640
Evergy Inc 6,152 417
Eversource Energy 9,230 807
Exelon Corp 26,262 1,229
FirstEnergy Corp 14,621 633
Hawaiian Electric Industries Inc 2,904 119
IDACORP Inc 1,365 144
NextEra Energy Inc 425,478 30,217
NRG Energy Inc 3,572 128
OGE Energy Corp 5,432 210
PG&E Corp
(d)
53,667 679
Pinnacle West Capital Corp 358,808 25,547
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
PPL Corp 20,267 $ 574
Public Service Enterprise Group Inc 13,562 945
Sempra Energy 8,612 1,390
Southern Co/The 28,563 2,096
Vistra Corp 12,676 317
WEC Energy Group Inc 8,486 849
Xcel Energy Inc 14,477 1,061
$ 110,803
Electrical Components & Equipment - 0 .08%
Acuity Brands Inc 932 161
AMETEK Inc 6,197 782
ChargePoint Holdings Inc
(d),(e)
6,030 78
Emerson Electric Co 16,052 1,448
Littelfuse Inc 633 145
$ 2,614
Electronics - 1 .05%
Agilent Technologies Inc 852 102
Allegion plc 578 66
Amphenol Corp 4,539 325
Arrow Electronics Inc
(d)
1,817 214
Avnet Inc 2,685 117
Coherent Inc
(d)
73 20
Fortive Corp 8,784 505
Garmin Ltd 4,065 446
Honeywell International Inc 162,527 31,451
Hubbell Inc 1,461 285
Jabil Inc 811 47
Keysight Technologies Inc
(d)
2,758 387
National Instruments Corp 3,500 126
nVent Electric PLC 4,475 151
Sensata Technologies Holding PLC 4,189 190
TD SYNNEX Corp 1,123 112
Trimble Inc
(d)
6,730 449
Vontier Corp 2,088 53
Woodward Inc 1,663 184
$ 35,230
Energy - Alternate Sources - 0 .01%
First Solar Inc
(d)
2,848 208
Fluence Energy Inc
(d),(e)
540 5
Shoals Technologies Group Inc
(d)
2,748 27
Sunrun Inc
(d)
5,357 107
$ 347
Engineering & Construction - 0 .79%
AECOM 364,937 25,750
Frontdoor Inc
(d)
773 24
Jacobs Engineering Group Inc 3,473 481
MasTec Inc
(d)
1,508 109
TopBuild Corp
(d)
151 27
$ 26,391
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
2,030 134
Live Nation Entertainment Inc
(d)
2,293 240
Madison Square Garden Sports Corp
(d)
312 51
Marriott Vacations Worldwide Corp 1,117 167
Penn National Gaming Inc
(d)
4,147 152
Six Flags Entertainment Corp
(d)
1,279 49
$ 793
Environmental Control - 0 .08%
Clean Harbors Inc
(d)
1,393 146
Pentair PLC 4,482 227
Republic Services Inc 5,650 759
Stericycle Inc
(d)
2,474 124
Waste Management Inc 9,565 1,573
$ 2,829
Food - 1 .14%
Albertsons Cos Inc 4,381 137
Beyond Meat Inc
(d),(e)
200 7
Campbell Soup Co 5,244 248

Schedule of Investments
LargeCap Value Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Conagra Brands Inc 12,667 $ 442
Flowers Foods Inc 5,060 134
General Mills Inc 16,291 1,152
Grocery Outlet Holding Corp
(d)
2,348 79
Hain Celestial Group Inc/The
(d)
2,458 82
Hershey Co/The 559 126
Hormel Foods Corp 7,590 398
Ingredion Inc 1,821 155
J M Smucker Co/The 2,868 393
Kellogg Co 3,764 258
Kraft Heinz Co/The 18,723 798
Kroger Co/The 19,728 1,065
Lamb Weston Holdings Inc 2,762 183
McCormick & Co Inc/MD 288,571 29,022
Mondelez International Inc 37,218 2,400
Pilgrim's Pride Corp
(d)
714 20
Post Holdings Inc
(d)
1,606 119
Seaboard Corp 7 30
Tyson Foods Inc 7,723 719
US Foods Holding Corp
(d)
5,974 225
$ 38,192
Forest Products & Paper - 0 .02%
International Paper Co 10,523 487
Sylvamo Corp
(d)
1,009 45
$ 532
Gas - 0 .03%
Atmos Energy Corp 3,616 410
National Fuel Gas Co 2,344 165
NiSource Inc 10,413 303
UGI Corp 5,655 194
$ 1,072
Hand & Machine Tools - 0 .85%
MSA Safety Inc 702 85
Regal Rexnord Corp 1,431 182
Snap-on Inc 1,435 305
Stanley Black & Decker Inc 231,303 27,791
$ 28,363
Healthcare - Products - 1 .49%
Abbott Laboratories 23,430 2,659
Adaptive Biotechnologies Corp
(d)
336 3
Baxter International Inc 13,524 961
Boston Scientific Corp
(d)
38,174 1,607
Cooper Cos Inc/The 1,300 469
Danaher Corp 16,233 4,077
DENTSPLY SIRONA Inc 5,843 234
Envista Holdings Corp
(d)
4,335 172
Exact Sciences Corp
(d)
364 20
Globus Medical Inc
(d)
2,010 133
Henry Schein Inc
(d)
3,786 307
Hologic Inc
(d)
6,676 481
ICU Medical Inc
(d)
534 114
Integra LifeSciences Holdings Corp
(d)
1,935 118
Masimo Corp
(d)
368 42
Medtronic PLC 281,658 29,394
Natera Inc
(d)
150 5
PerkinElmer Inc 3,398 498
QIAGEN NV
(d)
6,108 277
Quidel Corp
(d)
1,008 101
Repligen Corp
(d)
88 14
ResMed Inc 385 77
STERIS PLC 1,983 444
Stryker Corp 5,377 1,297
Tandem Diabetes Care Inc
(d)
123 12
Teleflex Inc 1,033 295
Thermo Fisher Scientific Inc 9,645 5,333
Waters Corp
(d)
115 35
Zimmer Biomet Holdings Inc 5,631 680
Zimvie Inc
(d)
563 13
$ 49,872
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 4 .80%
Acadia Healthcare Co Inc
(d)
2,383 $ 162
agilon health Inc
(d)
144 3
Amedisys Inc
(d)
104 13
Anthem Inc 100,980 50,685
Catalent Inc
(d)
3,507 318
Centene Corp
(d)
15,560 1,253
Charles River Laboratories International Inc
(d)
91 22
Chemed Corp 307 151
DaVita Inc
(d)
562 61
Encompass Health Corp 1,119 77
Humana Inc 3,469 1,542
IQVIA Holdings Inc
(d)
2,596 566
Laboratory Corp of America Holdings 2,513 604
Molina Healthcare Inc
(d)
1,313 412
Oak Street Health Inc
(d)
284 5
Quest Diagnostics Inc 3,283 439
Syneos Health Inc
(d)
2,391 175
Teladoc Health Inc
(d)
4,067 137
UnitedHealth Group Inc 203,328 103,402
Universal Health Services Inc 1,916 235
$ 160,262
Home Builders - 0 .04%
DR Horton Inc 5,251 366
Lennar Corp - A Shares 6,941 531
Lennar Corp - B Shares 443 29
NVR Inc
(d)
30 131
PulteGroup Inc 4,819 201
Thor Industries Inc 848 65
Toll Brothers Inc 1,797 83
$ 1,406
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,725 133
Leggett & Platt Inc 3,585 128
Whirlpool Corp 1,548 281
$ 542
Housewares - 0 .01%
Newell Brands Inc 10,225 237
Insurance - 6 .26%
Aflac Inc 17,388 996
Alleghany Corp
(d)
327 274
Allstate Corp/The 266,223 33,688
American Financial Group Inc/OH 1,823 252
American International Group Inc 1,006,513 58,892
Aon PLC 2,422 698
Arch Capital Group Ltd
(d)
7,625 348
Arthur J Gallagher & Co 5,515 929
Assurant Inc 1,532 279
Assured Guaranty Ltd 1,894 104
Axis Capital Holdings Ltd 2,079 119
Berkshire Hathaway Inc - Class B
(d)
137,957 44,537
Brighthouse Financial Inc
(d)
2,090 107
Brown & Brown Inc 5,937 368
Chubb Ltd 11,566 2,388
Cincinnati Financial Corp 4,026 494
CNA Financial Corp 822 39
Equitable Holdings Inc 9,451 273
Erie Indemnity Co 208 33
Everest Re Group Ltd 824 226
Fidelity National Financial Inc 7,341 292
First American Financial Corp 2,812 164
Globe Life Inc 2,723 267
GoHealth Inc
(d)
348 —
Hanover Insurance Group Inc/The 979 144
Hartford Financial Services Group Inc/The 9,024 631
Kemper Corp 1,672 77
Lemonade Inc
(d),(e)
918 19
Lincoln National Corp 4,110 247
Loews Corp 5,643 355
Markel Corp
(d)
304 411

Schedule of Investments
LargeCap Value Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 12,099 $ 1,956
Mercury General Corp 758 38
MetLife Inc 18,863 1,239
MGIC Investment Corp 8,604 112
Old Republic International Corp 7,520 166
Primerica Inc 1,052 136
Progressive Corp/The 275,026 29,527
Prudential Financial Inc 10,200 1,107
Reinsurance Group of America Inc 1,839 197
RenaissanceRe Holdings Ltd 685 98
Travelers Cos Inc/The 6,505 1,113
Unum Group 5,528 169
Voya Financial Inc 3,032 191
W R Berkley Corp 5,565 370
White Mountains Insurance Group Ltd 77 81
Willis Towers Watson PLC 116,279 24,984
$ 209,135
Internet - 1 .11%
Alphabet Inc - A Shares
(d)
13,896 31,713
Alphabet Inc - C Shares
(d)
1,039 2,389
DoorDash Inc - Class A
(d)
465 38
F5 Inc
(d)
1,599 268
Figs Inc
(d)
1,526 24
GoDaddy Inc
(d)
4,050 327
IAC/InterActiveCorp
(d)
2,053 170
Mandiant Inc
(d)
4,451 98
NortonLifeLock Inc 10,860 272
Opendoor Technologies Inc
(d)
9,559 67
TripAdvisor Inc
(d)
1,082 28
Twitter Inc
(d)
18,774 920
Uber Technologies Inc
(d)
6,253 197
VeriSign Inc
(d)
2,622 468
Vimeo Inc
(d)
284 3
Wayfair Inc
(d)
900 69
$ 37,051
Iron & Steel - 0 .07%
Cleveland-Cliffs Inc
(d)
12,248 312
Nucor Corp 7,350 1,138
Reliance Steel & Aluminum Co 1,679 333
Steel Dynamics Inc 4,130 354
United States Steel Corp 6,978 213
$ 2,350
Leisure Products & Services - 0 .04%
Brunswick Corp/DE 1,824 138
Carnival Corp
(d)
23,283 403
Harley-Davidson Inc 4,156 152
Norwegian Cruise Line Holdings Ltd
(d)
9,852 197
Planet Fitness Inc
(d)
698 56
Polaris Inc 475 45
Royal Caribbean Cruises Ltd
(d)
5,891 458
Virgin Galactic Holdings Inc
(d),(e)
326 2
$ 1,451
Lodging - 0 .78%
Boyd Gaming Corp 1,735 105
Hilton Worldwide Holdings Inc 2,431 378
Hyatt Hotels Corp
(d)
1,332 127
Las Vegas Sands Corp
(d)
699,220 24,773
MGM Resorts International 10,185 418
Travel + Leisure Co 763 42
Wyndham Hotels & Resorts Inc 910 80
$ 25,923
Machinery - Construction & Mining - 1 .36%
BWX Technologies Inc 667 35
Caterpillar Inc 2,035 428
Oshkosh Corp 1,838 170
Vertiv Holdings Co 3,567,035 44,695
$ 45,328
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1 .18%
AGCO Corp 1,514 $ 193
Deere & Co 93,536 35,315
Dover Corp 3,858 514
Enovis Corp
(d)
1,250 81
Esab Corp
(d)
1,250 59
Flowserve Corp 3,536 116
Gates Industrial Corp PLC
(d)
2,557 33
Graco Inc 1,711 106
IDEX Corp 2,041 387
Ingersoll Rand Inc 10,613 467
Middleby Corp/The
(d)
1,035 159
Nordson Corp 1,292 279
Otis Worldwide Corp 11,468 835
Rockwell Automation Inc 1,227 310
Toro Co/The 166 13
Westinghouse Air Brake Technologies Corp 4,831 434
Xylem Inc/NY 1,642 132
$ 39,433
Media - 1 .56%
Altice USA Inc
(d)
928,962 8,621
Cable One Inc 67 78
Charter Communications Inc
(d)
173 74
Comcast Corp - Class A 852,095 33,879
DISH Network Corp
(d)
6,681 190
FactSet Research Systems Inc 140 56
Fox Corp - A Shares 8,400 301
Fox Corp - B Shares 4,154 138
Liberty Broadband Corp - A Shares
(d)
669 72
Liberty Broadband Corp - C Shares
(d)
3,801 425
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
708 41
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,385 336
Liberty Media Corp-Liberty SiriusXM - A Shares 2,503 105
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
4,358 183
New York Times Co/The 4,421 169
News Corp - A Shares 10,549 209
News Corp - B Shares 3,260 65
Nexstar Media Group Inc 990 157
Paramount Global - Class A
(e)
241 8
Paramount Global - Class B 15,676 456
Sirius XM Holdings Inc
(e)
24,171 145
Walt Disney Co/The
(d)
46,535 5,195
Warner Bros Discovery Inc
(d)
59,539 1,081
World Wrestling Entertainment Inc 171 10
$ 51,994
Metal Fabrication & Hardware - 0 .01%
Crane Co 1,334 128
Timken Co/The 1,716 99
Valmont Industries Inc 566 141
$ 368
Mining - 0 .10%
Alcoa Corp 5,020 340
Freeport-McMoRan Inc 27,832 1,129
Newmont Corp 21,568 1,571
Royal Gold Inc 1,759 230
Southern Copper Corp 211 13
$ 3,283
Miscellaneous Manufacturers - 1 .46%
3M Co 13,143 1,896
A O Smith Corp 3,489 204
Carlisle Cos Inc 853 221
Donaldson Co Inc 2,951 145
Eaton Corp PLC 289,814 42,028
General Electric Co 29,461 2,196
Illinois Tool Works Inc 873 172
ITT Inc 2,344 165
Parker-Hannifin Corp 2,886 782

Schedule of Investments
LargeCap Value Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Textron Inc 5,938 $ 411
Trane Technologies PLC 3,227 451
$ 48,671
Office & Business Equipment - 0 .00%
Xerox Holdings Corp 3,419 60
Oil & Gas - 9 .03%
APA Corp 9,769 400
Chevron Corp 201,065 31,501
ConocoPhillips 416,302 39,765
Continental Resources Inc/OK 1,568 87
Coterra Energy Inc 17,985 518
Devon Energy Corp 18,128 1,055
Diamondback Energy Inc 2,555 323
EOG Resources Inc 257,632 30,081
EQT Corp 8,203 326
Exxon Mobil Corp 114,373 9,750
Hess Corp 489,110 50,412
HF Sinclair Corp 4,057 154
Marathon Oil Corp 20,877 520
Marathon Petroleum Corp 16,577 1,447
Occidental Petroleum Corp 19,843 1,093
Phillips 66 570,704 49,514
Pioneer Natural Resources Co 155,665 36,188
Valero Energy Corp 436,237 48,632
$ 301,766
Oil & Gas Services - 0 .09%
Baker Hughes Co 19,821 615
Halliburton Co 22,555 804
NOV Inc 10,494 190
Schlumberger NV 37,641 1,468
$ 3,077
Packaging & Containers - 0 .09%
Amcor PLC 40,814 484
AptarGroup Inc 1,739 200
Ardagh Group SA
(f)
412 —
Ardagh Metal Packaging SA 2,962 21
Ball Corp 6,019 488
Berry Global Group Inc
(d)
3,629 204
Crown Holdings Inc 2,906 320
Graphic Packaging Holding Co 5,640 123
Packaging Corp of America 2,544 410
Sealed Air Corp 1,870 120
Silgan Holdings Inc 2,248 100
Sonoco Products Co 2,719 168
Westrock Co 7,099 352
$ 2,990
Pharmaceuticals - 8 .17%
AmerisourceBergen Corp 3,998 605
Becton Dickinson and Co 150,428 37,184
Bristol-Myers Squibb Co 58,894 4,433
Cardinal Health Inc 3,061 178
Cigna Corp 8,779 2,167
CVS Health Corp 663,372 63,770
Elanco Animal Health Inc
(d)
11,968 303
Eli Lilly & Co 4,789 1,399
Embecta Corp
(d)
1,538 47
Herbalife Nutrition Ltd
(d)
2,409 64
Jazz Pharmaceuticals PLC
(d)
1,588 254
Johnson & Johnson 324,233 58,511
McKesson Corp 47,076 14,575
Merck & Co Inc 618,047 54,815
Organon & Co 6,819 220
Perrigo Co PLC 769,534 26,395
Pfizer Inc 150,770 7,398
Premier Inc 3,305 120
Viatris Inc 32,471 335
Zoetis Inc 665 118
$ 272,891
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .11%
Antero Midstream Corp 8,981 $ 92
DT Midstream Inc 2,592 140
Kinder Morgan Inc 52,349 950
ONEOK Inc 11,933 756
Targa Resources Corp 6,078 446
Williams Cos Inc/The 32,694 1,121
$ 3,505
Private Equity - 0 .68%
Ares Management Corp 447 30
Blackstone Inc 214,932 21,831
Carlyle Group Inc/The 4,362 158
KKR & Co Inc 14,977 763
$ 22,782
Real Estate - 0 .03%
CBRE Group Inc 8,503 706
Howard Hughes Corp/The
(d)
1,118 112
Jones Lang LaSalle Inc
(d)
1,373 301
$ 1,119
REITs - 4 .32%
AGNC Investment Corp 14,138 155
Alexandria Real Estate Equities Inc 152,049 27,697
American Campus Communities Inc 3,720 241
American Homes 4 Rent 7,940 315
Americold Realty Trust 7,023 185
Annaly Capital Management Inc 37,557 241
Apartment Income REIT Corp 4,156 204
AvalonBay Communities Inc 3,748 853
Boston Properties Inc 4,224 497
Brixmor Property Group Inc 8,050 204
Camden Property Trust 2,663 418
Cousins Properties Inc 4,020 144
CubeSmart 5,771 274
Digital Realty Trust Inc 7,547 1,103
Douglas Emmett Inc 4,520 133
Duke Realty Corp 10,244 561
EPR Properties 2,049 108
Equinix Inc 695 500
Equity LifeStyle Properties Inc 2,205 170
Equity Residential 9,910 808
Essex Property Trust Inc 1,742 574
Extra Space Storage Inc 3,211 610
Federal Realty Investment Trust 2,073 243
First Industrial Realty Trust Inc 3,428 199
Gaming and Leisure Properties Inc 6,284 279
Healthcare Trust of America Inc 5,911 180
Healthpeak Properties Inc 14,495 476
Highwoods Properties Inc 2,795 114
Host Hotels & Resorts Inc 18,990 386
Hudson Pacific Properties Inc 3,941 92
Invitation Homes Inc 16,084 640
Iron Mountain Inc 2,281 123
JBG SMITH Properties 3,309 87
Kilroy Realty Corp 3,118 218
Kimco Realty Corp 15,636 396
Lamar Advertising Co 309 34
Life Storage Inc 2,195 291
Medical Properties Trust Inc 15,904 292
Mid-America Apartment Communities Inc 3,105 611
National Retail Properties Inc 4,653 204
New Residential Investment Corp 11,638 121
Omega Healthcare Investors Inc 6,319 161
Orion Office REIT Inc 1,482 20
Park Hotels & Resorts Inc 6,306 124
Prologis Inc 217,638 34,885
Public Storage 958 356
Rayonier Inc 3,709 160
Realty Income Corp 15,245 1,057
Regency Centers Corp 4,579 315
Rexford Industrial Realty Inc 4,333 338

Schedule of Investments
LargeCap Value Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
SBA Communications Corp 2,428 $ 843
Simon Property Group Inc 1,150 136
SL Green Realty Corp 1,806 125
Spirit Realty Capital Inc 3,312 144
Starwood Property Trust Inc 7,801 178
STORE Capital Corp 6,556 186
Sun Communities Inc 3,083 541
UDR Inc 8,538 454
Ventas Inc 10,739 597
VICI Properties Inc 2,022,828 60,300
Vornado Realty Trust 4,769 185
Welltower Inc 11,737 1,066
Weyerhaeuser Co 20,149 831
WP Carey Inc 5,098 412
$ 144,395
Retail - 7 .32%
Advance Auto Parts Inc 192,149 38,359
AutoNation Inc
(d)
1,114 129
AutoZone Inc
(d)
438 856
Bath & Body Works Inc 2,776 147
Best Buy Co Inc 4,991 449
Burlington Stores Inc
(d)
110 22
CarMax Inc
(d)
4,007 344
Casey's General Stores Inc 996 200
Costco Wholesale Corp 774 412
Darden Restaurants Inc 1,122 148
Dick's Sporting Goods Inc
(e)
1,673 161
Dollar General Corp 309,885 73,607
Dollar Tree Inc
(d)
6,002 975
Domino's Pizza Inc 316 107
Foot Locker Inc 2,413 71
Gap Inc/The 5,409 67
Genuine Parts Co 3,754 488
Home Depot Inc/The 78,973 23,723
Kohl's Corp 3,726 216
Lithia Motors Inc 51,006 14,441
Lowe's Cos Inc 78,912 15,603
McDonald's Corp 16,562 4,127
MSC Industrial Direct Co Inc 1,208 100
Nordstrom Inc 494 13
Olaplex Holdings Inc
(d)
1,755 26
Ollie's Bargain Outlet Holdings Inc
(d)
1,751 84
O'Reilly Automotive Inc
(d)
20,729 12,574
Penske Automotive Group Inc 855 90
Petco Health & Wellness Co Inc
(d),(e)
1,472 28
Qurate Retail Inc 10,195 43
Target Corp 7,137 1,632
Victoria's Secret & Co
(d)
893 42
Vroom Inc
(d)
2,320 4
Walgreens Boots Alliance Inc 19,298 818
Walmart Inc 346,188 52,963
Williams-Sonoma Inc 483 63
Yum China Holdings Inc 10,645 445
Yum! Brands Inc 7,146 836
$ 244,413
Savings & Loans - 0 .00%
New York Community Bancorp Inc 12,060 111
TFS Financial Corp 1,395 21
$ 132
Semiconductors - 3 .69%
Analog Devices Inc 8,522 1,316
Azenta Inc 345 26
Broadcom Inc 66,369 36,794
Cirrus Logic Inc
(d)
1,580 120
GLOBALFOUNDRIES Inc
(d),(e)
668 35
Intel Corp 109,050 4,753
IPG Photonics Corp
(d)
896 85
Marvell Technology Inc 22,757 1,322
Microchip Technology Inc 383,925 25,032
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Micron Technology Inc 26,081 $ 1,778
MKS Instruments Inc 245 28
NXP Semiconductors NV 4,947 845
ON Semiconductor Corp
(d)
5,225 272
Qorvo Inc
(d)
2,919 332
QUALCOMM Inc 113,162 15,808
Skyworks Solutions Inc 2,342 265
Teradyne Inc 309,984 32,691
Texas Instruments Inc 9,448 1,609
Wolfspeed Inc
(d)
3,098 284
$ 123,395
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,057 225
Software - 3 .43%
Activision Blizzard Inc 20,778 1,571
Akamai Technologies Inc
(d)
4,321 485
ANSYS Inc
(d)
1,367 377
Black Knight Inc
(d)
4,083 269
Broadridge Financial Solutions Inc 285 41
C3.ai Inc
(d),(e)
1,173 20
CDK Global Inc 2,754 150
Ceridian HCM Holding Inc
(d)
3,471 195
Cerner Corp 7,887 738
Change Healthcare Inc
(d)
6,633 156
Citrix Systems Inc 2,144 215
Cloudflare Inc
(d)
384 33
Concentrix Corp 1,122 177
Datto Holding Corp
(d)
677 23
Definitive Healthcare Corp
(d),(e)
191 4
Duck Creek Technologies Inc
(d)
1,496 24
Dynatrace Inc
(d)
307 12
Electronic Arts Inc 95,193 11,238
Fastly Inc
(d)
2,840 45
Fidelity National Information Services Inc 360,806 35,774
Fiserv Inc
(d)
15,001 1,469
Guidewire Software Inc
(d)
2,254 196
Informatica Inc
(d),(e)
251 5
Jack Henry & Associates Inc 1,466 278
Jamf Holding Corp
(d)
230 7
Loyalty Ventures Inc
(d)
534 7
Manhattan Associates Inc
(d)
793 103
Microsoft Corp 138,610 38,467
MSCI Inc 626 264
N-able Inc
(d)
992 10
Oracle Corp 203,881 14,964
Paychex Inc 1,110 141
Paycor HCM Inc
(d)
183 4
Pegasystems Inc 77 6
Procore Technologies Inc
(d)
447 25
Roper Technologies Inc 2,819 1,325
Salesforce Inc
(d)
20,385 3,586
Signify Health Inc
(d)
1,789 25
Snowflake Inc - Class A
(d)
310 53
SolarWinds Corp 992 12
SS&C Technologies Holdings Inc 6,024 389
Synopsys Inc
(d)
1,492 428
Take-Two Interactive Software Inc
(d)
2,457 294
Teradata Corp
(d)
453 19
Twilio Inc
(d)
3,223 360
Tyler Technologies Inc
(d)
144 57
VMware Inc 3,776 408
Zynga Inc
(d)
14,019 116
$ 114,565
Telecommunications - 3 .92%
Arista Networks Inc
(d)
688 80
AT&T Inc 1,652,479 31,165
Ciena Corp
(d)
4,150 229
Cisco Systems Inc 650,109 31,842
Corning Inc 13,547 477

Schedule of Investments
LargeCap Value Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Juniper Networks Inc 8,720 $ 275
Lumen Technologies Inc 27,482 276
Motorola Solutions Inc 4,468 955
T-Mobile US Inc
(d)
489,972 60,335
Ubiquiti Inc
(e)
21 6
Verizon Communications Inc 113,477 5,254
Viasat Inc
(d)
1,869 69
$ 130,963
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 3,450 304
Transportation - 2 .45%
CH Robinson Worldwide Inc 2,849 302
CSX Corp 59,628 2,048
Expeditors International of Washington Inc 1,226 121
FedEx Corp 3,728 741
JB Hunt Transport Services Inc 243,685 41,633
Kirby Corp
(d)
1,634 107
Knight-Swift Transportation Holdings Inc 4,320 207
Landstar System Inc 123 19
Norfolk Southern Corp 6,461 1,666
Old Dominion Freight Line Inc 218 61
Ryder System Inc 1,437 100
Schneider National Inc 1,473 35
Union Pacific Corp 148,044 34,686
XPO Logistics Inc
(d)
375 20
$ 81,746
Water - 0 .03%
American Water Works Co Inc 4,882 752
Essential Utilities Inc 6,212 278
$ 1,030
TOTAL COMMON STOCKS $ 3,244,212
Total Investments $ 3,343,660
Other Assets and Liabilities -  (0.11)% (3,649)
TOTAL NET ASSETS - 100.00% $ 3,340,011
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $732 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $683 or 0.02% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .38%
Consumer, Non-cyclical 20 .99%
Industrial 10 .81%
Energy 9 .24%
Technology 8 .99%
Consumer, Cyclical 8 .95%
Communications 6 .61%
Basic Materials 4 .78%
Utilities 3 .38%
Money Market Funds 2 .64%
Investment Companies 0 .34%
Other Assets and Liabilities
( 0 .11 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 79,338 $ 628,462 $ 620,481 $ 87,319
$ 79,338 $ 628,462 $ 620,481 $ 87,319
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 6 $ — $ — $ —
$ 6 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2022 Long 120 $ 24,765 $ (1,041)
Total $ (1,041)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .03 % Shares Held Value (000's)
Money Market Funds - 0 .03%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
6,074,536 $ 6,075
TOTAL INVESTMENT COMPANIES $ 6,075
COMMON STOCKS - 100 .03 % Shares Held Value (000's)
Aerospace & Defense - 7 .26%
HEICO Corp - Class A 5,049,709 $ 588,998
TransDigm Group Inc
(c)
1,514,959 901,113
$ 1,490,111
Banks - 0 .75%
First Republic Bank/CA 1,035,314 154,489
Beverages - 0 .16%
Brown-Forman Corp - B Shares 477,197 32,182
Building Materials - 4 .47%
Martin Marietta Materials Inc 723,166 256,160
Summit Materials Inc
(c)
4,136,411 114,992
Vulcan Materials Co 3,171,577 546,431
$ 917,583
Chemicals - 0 .90%
Air Products and Chemicals Inc 452,904 106,011
Perimeter Solutions SA
(c)
7,583,673 77,050
Perimeter Solutions SA - Warrants
(c)
2,883,826 563
$ 183,624
Commercial Services - 8 .84%
Block Inc
(c)
661,190 65,815
Bright Horizons Family Solutions Inc
(c)
442,657 50,569
CoStar Group Inc
(c)
11,553,218 735,016
Gartner Inc
(c)
783,439 227,628
Moody's Corp 674,379 213,427
TransUnion 2,957,490 258,840
Verisk Analytics Inc 1,286,225 262,454
$ 1,813,749
Distribution & Wholesale - 5 .20%
Copart Inc
(c)
6,360,278 722,846
Fastenal Co 6,237,087 344,973
$ 1,067,819
Diversified Financial Services - 0 .57%
Brookfield Asset Management Reinsurance
Partners Ltd
(c)
157,227 7,887
Credit Acceptance Corp
(c)
214,067 109,709
$ 117,596
Electric - 3 .52%
Brookfield Infrastructure Partners LP 8,082,815 504,610
Brookfield Renewable Corp 1,019,935 36,616
Brookfield Renewable Partners LP 5,162,500 181,720
$ 722,946
Electronics - 1 .87%
Agilent Technologies Inc 1,820,888 217,177
Mettler-Toledo International Inc
(c)
129,818 165,847
$ 383,024
Entertainment - 4 .04%
Live Nation Entertainment Inc
(c)
4,937,165 517,810
Vail Resorts Inc 1,227,060 311,869
$ 829,679
Healthcare - Products - 0 .67%
IDEXX Laboratories Inc
(c)
321,099 138,227
Home Builders - 2 .45%
Lennar Corp - A Shares 2,611,738 199,772
Lennar Corp - B Shares 38,859 2,533
NVR Inc
(c)
68,456 299,578
$ 501,883
Insurance - 7 .86%
Aon PLC 458,746 132,114
Arch Capital Group Ltd
(c)
4,728,257 215,939
Brown & Brown Inc 6,423,860 398,151
Fidelity National Financial Inc 898,368 35,773
Markel Corp
(c)
447,050 604,984
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 2,099,302 $ 225,381
$ 1,612,342
Internet - 3 .15%
Etsy Inc
(c)
1,382,371 128,823
VeriSign Inc
(c)
1,952,858 348,956
Wix.com Ltd
(c)
2,243,766 169,315
$ 647,094
Lodging - 4 .70%
Hilton Worldwide Holdings Inc 5,106,556 792,997
Hyatt Hotels Corp
(c)
1,815,865 172,435
$ 965,432
Machinery - Diversified - 0 .62%
Cognex Corp 1,025,124 69,329
Enovis Corp
(c)
515,167 33,419
Esab Corp
(c)
515,167 24,213
$ 126,961
Media - 3 .63%
Liberty Broadband Corp - A Shares
(c)
680,372 73,249
Liberty Broadband Corp - C Shares
(c)
3,441,218 384,797
Liberty Media Corp-Liberty Formula One - A
Shares
(c)
526,842 30,251
Liberty Media Corp-Liberty Formula One - C
Shares
(c)
4,107,523 256,022
$ 744,319
Private Equity - 8 .95%
Ares Management Corp 1,567,220 103,782
Brookfield Asset Management Inc 19,538,691 974,199
KKR & Co Inc 11,495,493 585,925
Onex Corp 2,854,920 171,752
$ 1,835,658
Real Estate - 2 .81%
CBRE Group Inc 3,894,580 323,406
Howard Hughes Corp/The
(c)
1,825,373 183,067
Kennedy-Wilson Holdings Inc 3,083,080 69,523
$ 575,996
REITs - 3 .34%
SBA Communications Corp 1,976,764 686,154
Retail - 9 .72%
CarMax Inc
(c)
6,638,397 569,442
Dollar General Corp 1,224,322 290,813
Domino's Pizza Inc 1,016,011 343,412
O'Reilly Automotive Inc
(c)
1,067,132 647,269
Ross Stores Inc 1,441,066 143,775
$ 1,994,711
Semiconductors - 1 .61%
Microchip Technology Inc 5,080,631 331,257
Software - 12 .94%
ANSYS Inc
(c)
693,385 191,159
Autodesk Inc
(c)
2,263,938 428,518
Black Knight Inc
(c)
6,624,829 435,847
Guidewire Software Inc
(c)
3,889,811 338,180
HubSpot Inc
(c)
125,116 47,473
MSCI Inc 420,268 177,038
Qualtrics International Inc
(c)
364,754 6,763
Roper Technologies Inc 1,230,136 578,066
Tyler Technologies Inc
(c)
1,148,330 453,257
$ 2,656,301
TOTAL COMMON STOCKS $ 20,529,137
Total Investments $ 20,535,212
Other Assets and Liabilities -  (0.06)% (12,693)
TOTAL NET ASSETS - 100.00% $ 20,522,519

Schedule of Investments
MidCap Fund
April 30, 2022 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 26 .11%
Financial 24 .28%
Technology 14 .55%
Industrial 14 .22%
Consumer, Non-cyclical 9 .67%
Communications 6 .78%
Utilities 3 .52%
Basic Materials 0 .90%
Money Market Funds 0 .03%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Everarc Holdings Ltd $ 33,172 $ — $ 28,838 $ —
Principal Government Money Market Fund - Institutional Class 0.27% 5 638,883 632,813 6,075
$ 33,177 $ 638,883 $ 661,651 $ 6,075
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Everarc Holdings Ltd $ — $ — $ — $ (4,334)
Principal Government Money Market Fund - Institutional Class 0.27% — — — —
$ — $ — $ — $ (4,334)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .63 % Shares Held Value (000's)
Money Market Funds - 4 .63%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
11,962,940 $ 11,963
TOTAL INVESTMENT COMPANIES $ 11,963
COMMON STOCKS - 96 .09 % Shares Held Value (000's)
Advertising - 2 .24%
Trade Desk Inc/The
(c)
98,422 $ 5,799
Automobile Parts & Equipment - 1 .28%
Visteon Corp
(c)
31,618 3,311
Banks - 0 .51%
SVB Financial Group
(c)
2,701 1,317
Biotechnology - 7 .73%
Bio-Rad Laboratories Inc
(c)
5,702 2,920
Corteva Inc 120,515 6,953
Horizon Therapeutics Plc
(c)
70,682 6,966
Maravai LifeSciences Holdings Inc
(c)
101,572 3,121
$ 19,960
Building Materials - 1 .30%
Vulcan Materials Co 19,492 3,358
Commercial Services - 4 .71%
Cintas Corp 10,076 4,003
Quanta Services Inc 28,758 3,335
United Rentals Inc
(c)
15,234 4,822
$ 12,160
Computers - 8 .79%
CACI International Inc
(c)
12,879 3,417
Crowdstrike Holdings Inc
(c)
27,005 5,368
Pure Storage Inc
(c)
190,648 5,586
Tenable Holdings Inc
(c)
98,862 5,460
Zscaler Inc
(c)
14,212 2,881
$ 22,712
Distribution & Wholesale - 1 .35%
Copart Inc
(c)
30,637 3,482
Diversified Financial Services - 1 .48%
Ameriprise Financial Inc 14,353 3,811
Electronics - 1 .00%
Hubbell Inc 13,263 2,591
Energy - Alternate Sources - 1 .33%
Enphase Energy Inc
(c)
21,240 3,428
Entertainment - 3 .49%
Live Nation Entertainment Inc
(c)
49,614 5,204
Vail Resorts Inc 15,034 3,821
$ 9,025
Food - 4 .07%
Hershey Co/The 29,571 6,676
US Foods Holding Corp
(c)
102,377 3,852
$ 10,528
Healthcare - Products - 8 .46%
Envista Holdings Corp
(c)
77,719 3,079
Inari Medical Inc
(c)
66,209 5,343
Inspire Medical Systems Inc
(c)
27,322 5,622
Shockwave Medical Inc
(c)
18,228 2,755
STERIS PLC 22,518 5,045
$ 21,844
Healthcare - Services - 4 .48%
Centene Corp
(c)
71,334 5,746
Tenet Healthcare Corp
(c)
80,462 5,834
$ 11,580
Internet - 7 .29%
DoorDash Inc - Class A
(c)
39,301 3,200
Marqeta Inc
(c)
416,006 3,869
Palo Alto Networks Inc
(c)
14,344 8,051
Snap Inc Class A
(c)
130,338 3,709
$ 18,829
Lodging - 3 .14%
Hilton Worldwide Holdings Inc 52,245 8,113
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .31%
Chart Industries Inc
(c)
23,588 $ 3,982
CNH Industrial NV 139,604 1,981
$ 5,963
Oil & Gas - 3 .99%
EOG Resources Inc 65,817 7,685
Range Resources Corp
(c)
87,609 2,623
$ 10,308
Packaging & Containers - 1 .80%
Sealed Air Corp 72,363 4,646
Pharmaceuticals - 3 .32%
AmerisourceBergen Corp 28,436 4,302
Dexcom Inc
(c)
10,454 4,271
$ 8,573
Pipelines - 1 .38%
Cheniere Energy Inc 26,213 3,560
Retail - 4 .56%
Dollar Tree Inc
(c)
35,250 5,726
Lululemon Athletica Inc
(c)
17,107 6,067
$ 11,793
Semiconductors - 2 .52%
Marvell Technology Inc 49,049 2,849
Wolfspeed Inc
(c)
39,978 3,666
$ 6,515
Software - 9 .97%
Datadog Inc
(c)
19,386 2,342
Manhattan Associates Inc
(c)
47,614 6,216
MongoDB Inc
(c)
11,333 4,022
Synopsys Inc
(c)
18,163 5,209
Unity Software Inc
(c)
48,112 3,195
Workday Inc
(c)
23,140 4,783
$ 25,767
Telecommunications - 3 .59%
Arista Networks Inc
(c)
37,839 4,373
Motorola Solutions Inc 22,933 4,901
$ 9,274
TOTAL COMMON STOCKS $ 248,247
Total Investments $ 260,210
Other Assets and Liabilities -  (0.72)% (1,857)
TOTAL NET ASSETS - 100.00% $ 258,353
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 32 .77%
Technology 21 .28%
Consumer, Cyclical 13 .82%
Communications 13 .12%
Energy 6 .70%
Industrial 6 .41%
Money Market Funds 4 .63%
Financial 1 .99%
Other Assets and Liabilities
( 0 .72 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 5,178 $ 108,598 $ 101,813 $ 11,963
$ 5,178 $ 108,598 $ 101,813 $ 11,963
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .91 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .34%
iShares Russell Mid-Cap Growth ETF
(a)
40,600 $ 3,621
Money Market Funds - 5 .57%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(b),(c)
1,501,054 1,501
Principal Government Money Market Fund -
Institutional Class 0.27%
(b),(c),(d)
59,076,052 59,076
$ 60,577
TOTAL INVESTMENT COMPANIES $ 64,198
COMMON STOCKS - 96 .97 % Shares Held Value (000's)
Advertising - 0 .11%
Trade Desk Inc/The
(e)
21,138 $ 1,245
Aerospace & Defense - 1 .37%
HEICO Corp 71,436 10,089
HEICO Corp - Class A 1,233 144
Howmet Aerospace Inc 1,378 47
L3Harris Technologies Inc 17,918 4,162
Spirit AeroSystems Holdings Inc 1,488 62
TransDigm Group Inc
(e)
734 437
$ 14,941
Agriculture - 0 .00%
Darling Ingredients Inc
(e)
399 29
Airlines - 0 .12%
Delta Air Lines Inc
(e)
31,111 1,339
Apparel - 0 .07%
Columbia Sportswear Co 115 10
Deckers Outdoor Corp
(e)
182 48
Hanesbrands Inc 10,102 134
Skechers USA Inc
(e)
692 27
Tapestry Inc 1,314 43
VF Corp 10,137 527
$ 789
Automobile Manufacturers - 0 .00%
TuSimple Holdings Inc
(a),(e)
817 9
Automobile Parts & Equipment - 0 .37%
Allison Transmission Holdings Inc 3,831 143
Aptiv PLC
(e)
35,781 3,807
QuantumScape Corp
(a),(e)
8,494 127
$ 4,077
Banks - 1 .27%
Citizens Financial Group Inc 4,842 191
Pinnacle Financial Partners Inc 121,448 9,418
Synovus Financial Corp 502 21
Western Alliance Bancorp 54,767 4,168
$ 13,798
Beverages - 0 .85%
Boston Beer Co Inc/The
(e)
457 171
Brown-Forman Corp - A Shares 1,126 70
Brown-Forman Corp - B Shares 4,428 299
Celsius Holdings Inc
(e)
39,722 2,066
Constellation Brands Inc 11,244 2,767
Monster Beverage Corp
(e)
45,435 3,893
$ 9,266
Biotechnology - 2 .31%
Alnylam Pharmaceuticals Inc
(e)
19,101 2,548
Certara Inc
(e)
3,156 58
Corteva Inc 125,487 7,239
CureVac NV
(a),(e)
2,636 45
Exelixis Inc
(e)
12,979 290
Guardant Health Inc
(e)
4,370 270
Horizon Therapeutics Plc
(e)
62,315 6,142
Incyte Corp
(e)
7,695 577
Ionis Pharmaceuticals Inc
(e)
6,324 233
Iovance Biotherapeutics Inc
(e)
2,121 32
Maravai LifeSciences Holdings Inc
(e)
5,342 164
Mirati Therapeutics Inc
(e)
15,804 977
Moderna Inc
(e)
7,993 1,074
Novavax Inc
(e)
3,667 165
Royalty Pharma PLC 9,372 399
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Sarepta Therapeutics Inc
(e)
4,054 $ 293
Seagen Inc
(e)
33,918 4,444
Ultragenyx Pharmaceutical Inc
(e)
2,349 166
$ 25,116
Building Materials - 1 .78%
Armstrong World Industries Inc 1,118 94
AZEK Co Inc/The
(e)
2,971 63
Carrier Global Corp 19,514 747
Fortune Brands Home & Security Inc 79,200 5,643
Louisiana-Pacific Corp 326 21
Martin Marietta Materials Inc 20,097 7,119
Trex Co Inc
(e)
96,504 5,616
$ 19,303
Chemicals - 0 .77%
Albemarle Corp 34,105 6,577
Axalta Coating Systems Ltd
(e)
1,740 44
Celanese Corp 1,931 284
Chemours Co/The 3,991 132
Diversey Holdings Ltd
(e)
2,777 22
FMC Corp 1,560 207
LyondellBasell Industries NV 1,559 165
Olin Corp 492 28
PPG Industries Inc 4,863 622
RPM International Inc 3,629 301
Westlake Corp 325 41
$ 8,423
Commercial Services - 7 .35%
Booz Allen Hamilton Holding Corp 50,397 4,114
Bright Horizons Family Solutions Inc
(e)
2,336 267
Chegg Inc
(e)
5,018 124
Cintas Corp 3,987 1,584
Clarivate PLC
(e)
140,914 2,210
CoStar Group Inc
(e)
118,256 7,523
Equifax Inc 2,256 459
Euronet Worldwide Inc
(e)
67,835 8,252
FleetCor Technologies Inc
(e)
32,003 7,985
Gartner Inc
(e)
3,895 1,132
Global Payments Inc 33,844 4,636
GXO Logistics Inc
(e)
4,038 239
H&R Block Inc 6,457 168
Legalzoom.com Inc
(a),(e)
2,773 40
MarketAxess Holdings Inc 15,600 4,112
Mister Car Wash Inc
(e)
2,996 43
Moody's Corp 14,536 4,600
Morningstar Inc 1,033 262
Paylocity Holding Corp
(e)
1,937 367
Ritchie Bros Auctioneers Inc 120,603 6,644
Robert Half International Inc 4,630 455
Rollins Inc 10,244 344
Sabre Corp
(e)
15,561 163
Shift4 Payments Inc
(e)
2,091 110
StoneCo Ltd
(e)
10,103 95
TransUnion 176,379 15,437
United Rentals Inc
(e)
23,272 7,366
Verisk Analytics Inc 4,923 1,005
WEX Inc
(e)
1,472 245
$ 79,981
Computers - 4 .03%
Crowdstrike Holdings Inc
(e)
70,672 14,047
EPAM Systems Inc
(e)
40,083 10,621
Fortinet Inc
(e)
6,520 1,884
Genpact Ltd 457 19
Globant SA
(e)
36,873 7,964
HP Inc 18,311 671
NCR Corp
(e)
197,772 6,929
NetApp Inc 7,181 526
Pure Storage Inc
(e)
12,432 364
Thoughtworks Holding Inc
(e)
768 14

Schedule of Investments
MidCap Growth Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Zscaler Inc
(e)
3,838 $ 778
$ 43,817
Consumer Products - 0 .11%
Avery Dennison Corp 2,140 387
Church & Dwight Co Inc 616 60
Clorox Co/The 4,847 695
$ 1,142
Distribution & Wholesale - 5 .00%
Copart Inc
(e)
98,867 11,236
Core & Main Inc
(e)
1,410 33
Fastenal Co 184,074 10,181
IAA Inc
(e)
79,396 2,910
Leslie's Inc
(e)
6,823 134
Pool Corp 49,604 20,100
SiteOne Landscape Supply Inc
(e)
1,118 158
WW Grainger Inc 19,180 9,591
$ 54,343
Diversified Financial Services - 1 .78%
Ameriprise Financial Inc 3,045 808
Apollo Global Management Inc 11,494 572
Credit Acceptance Corp
(e)
29 15
Discover Financial Services 7,711 867
LPL Financial Holdings Inc 85,560 16,074
Raymond James Financial Inc 457 45
Rocket Cos Inc
(a)
6,580 58
Synchrony Financial 4,740 174
T Rowe Price Group Inc 3,671 452
Upstart Holdings Inc
(a),(e)
2,340 176
UWM Holdings Corp
(a)
2,138 8
Western Union Co/The 4,842 81
$ 19,330
Electric - 0 .02%
Brookfield Renewable Corp 1,561 56
NRG Energy Inc 5,408 194
$ 250
Electrical Components & Equipment - 1 .40%
Generac Holdings Inc
(e)
68,049 14,929
Universal Display Corp 2,106 269
$ 15,198
Electronics - 2 .51%
Agilent Technologies Inc 56,464 6,734
Allegion plc 3,326 380
Amphenol Corp 20,211 1,445
Coherent Inc
(e)
1,071 287
Jabil Inc 5,393 311
Keysight Technologies Inc
(e)
118,175 16,577
Mettler-Toledo International Inc
(e)
1,103 1,409
Vontier Corp 4,456 114
$ 27,257
Energy - Alternate Sources - 0 .52%
Enphase Energy Inc
(e)
31,417 5,070
Fluence Energy Inc
(a),(e)
739 7
Plug Power Inc
(e)
24,904 524
$ 5,601
Engineering & Construction - 0 .03%
Frontdoor Inc
(e)
2,818 87
TopBuild Corp
(e)
1,330 241
$ 328
Entertainment - 0 .96%
Caesars Entertainment Inc
(e)
84,931 5,629
Churchill Downs Inc 1,796 364
DraftKings Inc
(a),(e)
14,973 205
Live Nation Entertainment Inc
(e)
2,571 270
Madison Square Garden Sports Corp
(e)
355 58
Penn National Gaming Inc
(e)
477 17
Six Flags Entertainment Corp
(e)
1,439 55
Vail Resorts Inc 14,903 3,788
$ 10,386
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 1 .26%
Waste Connections Inc 99,673 $ 13,752
Food - 1 .04%
Beyond Meat Inc
(a),(e)
2,464 91
Hershey Co/The 6,113 1,380
Kellogg Co 5,441 373
Lamb Weston Holdings Inc 143,320 9,473
Pilgrim's Pride Corp
(e)
912 26
$ 11,343
Hand & Machine Tools - 0 .05%
Lincoln Electric Holdings Inc 2,796 377
MSA Safety Inc 521 63
Regal Rexnord Corp 696 88
$ 528
Healthcare - Products - 8 .48%
10X Genomics Inc
(e)
4,113 196
ABIOMED Inc
(e)
2,160 619
Adaptive Biotechnologies Corp
(e)
4,733 39
Align Technology Inc
(e)
22,310 6,468
Avantor Inc
(e)
234,414 7,473
Bio-Techne Corp 8,225 3,123
Bruker Corp 4,978 286
Cooper Cos Inc/The 24,545 8,862
Exact Sciences Corp
(e)
28,623 1,576
Globus Medical Inc
(e)
184 12
IDEXX Laboratories Inc
(e)
32,504 13,992
Insulet Corp
(e)
56,671 13,544
Masimo Corp
(e)
1,767 200
Natera Inc
(e)
3,805 134
Novocure Ltd
(e)
4,983 382
Penumbra Inc
(e)
1,682 290
Repligen Corp
(e)
62,686 9,856
ResMed Inc 85,302 17,058
STERIS PLC 574 129
Tandem Diabetes Care Inc
(e)
2,832 273
Teleflex Inc 401 114
Waters Corp
(e)
2,738 830
West Pharmaceutical Services Inc 21,466 6,763
$ 92,219
Healthcare - Services - 3 .57%
agilon health Inc
(a),(e)
7,622 135
Amedisys Inc
(e)
16,690 2,131
Catalent Inc
(e)
89,213 8,079
Charles River Laboratories International Inc
(e)
10,831 2,615
Chemed Corp 195 96
DaVita Inc
(e)
2,175 236
Encompass Health Corp 2,741 189
ICON PLC
(e)
50,332 11,386
IQVIA Holdings Inc
(e)
4,588 1,000
LHC Group Inc
(e)
35,058 5,814
Molina Healthcare Inc
(e)
22,043 6,909
Oak Street Health Inc
(e)
4,344 79
Sotera Health Co
(e)
4,869 99
Syneos Health Inc
(e)
640 47
$ 38,815
Home Builders - 0 .53%
DR Horton Inc 71,580 4,981
NVR Inc
(e)
102 446
PulteGroup Inc 3,511 147
Thor Industries Inc 1,072 82
Toll Brothers Inc 2,153 100
$ 5,756
Home Furnishings - 0 .02%
Tempur Sealy International Inc 8,658 235
Housewares - 0 .02%
Scotts Miracle-Gro Co/The 1,999 208

Schedule of Investments
MidCap Growth Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 0 .08%
Alleghany Corp
(e)
69 $ 58
Arch Capital Group Ltd
(e)
4,326 197
Brown & Brown Inc 656 41
Erie Indemnity Co 846 135
Everest Re Group Ltd 432 119
GoHealth Inc
(e)
1,147 1
Lemonade Inc
(a),(e)
153 3
Lincoln National Corp 1,330 80
Markel Corp
(e)
109 147
RenaissanceRe Holdings Ltd 938 135
$ 916
Internet - 5 .00%
Anaplan Inc
(e)
6,983 454
Bumble Inc
(e)
54,795 1,315
CDW Corp/DE 64,355 10,501
DoorDash Inc - Class A
(e)
6,273 511
Etsy Inc
(e)
43,064 4,013
Expedia Group Inc
(e)
31,516 5,508
Figs Inc
(e)
925 14
GoDaddy Inc
(e)
836 68
Lyft Inc
(e)
14,325 467
Mandiant Inc
(e)
3,343 73
Match Group Inc
(e)
90,843 7,191
NortonLifeLock Inc 7,091 178
Okta Inc
(e)
6,134 732
Opendoor Technologies Inc
(e)
4,468 31
Palo Alto Networks Inc
(e)
13,327 7,481
Pinterest Inc
(e)
27,703 568
Roku Inc
(e)
5,730 532
Spotify Technology SA
(e)
6,724 683
TripAdvisor Inc
(e)
2,992 77
Twitter Inc
(e)
4,014 197
VeriSign Inc
(e)
39,283 7,019
Vimeo Inc
(e)
6,487 66
Wayfair Inc
(e)
2,048 158
Wix.com Ltd
(e)
2,595 196
Zendesk Inc
(e)
48,515 5,920
Zillow Group Inc - A Shares
(e)
2,909 112
Zillow Group Inc - C Shares
(e)
8,111 323
$ 54,388
Iron & Steel - 0 .01%
Steel Dynamics Inc 1,716 147
Leisure Products & Services - 0 .36%
Brunswick Corp/DE 472 36
Peloton Interactive Inc
(e)
14,496 255
Planet Fitness Inc
(e)
39,678 3,175
Polaris Inc 1,939 184
Virgin Galactic Holdings Inc
(a),(e)
8,101 61
YETI Holdings Inc
(e)
4,163 203
$ 3,914
Lodging - 0 .98%
Boyd Gaming Corp 852 52
Choice Hotels International Inc 1,696 238
Hilton Worldwide Holdings Inc 8,937 1,388
Hyatt Hotels Corp
(e)
50,082 4,756
MGM Resorts International 84,731 3,477
Travel + Leisure Co 2,744 152
Wyndham Hotels & Resorts Inc 2,817 248
Wynn Resorts Ltd
(e)
5,143 362
$ 10,673
Machinery - Construction & Mining - 0 .03%
BWX Technologies Inc 3,374 175
Vertiv Holdings Co 15,646 196
$ 371
Machinery - Diversified - 3 .89%
AGCO Corp 307 39
Cognex Corp 112,444 7,605
Graco Inc 122,091 7,572
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
IDEX Corp 46,688 $ 8,862
Ingersoll Rand Inc 178,986 7,868
Kornit Digital Ltd
(e)
37,972 2,525
Middleby Corp/The
(e)
808 124
Nordson Corp 484 104
Rockwell Automation Inc 3,431 867
Toro Co/The 4,826 387
Westinghouse Air Brake Technologies Corp 65,873 5,923
Xylem Inc/NY 5,745 463
$ 42,339
Media - 0 .09%
Altice USA Inc
(e)
7,156 66
Cable One Inc 138 161
FactSet Research Systems Inc 1,589 641
Nexstar Media Group Inc 126 20
World Wrestling Entertainment Inc 1,811 106
$ 994
Metal Fabrication & Hardware - 1 .41%
Advanced Drainage Systems Inc 84,998 8,709
RBC Bearings Inc
(e)
39,200 6,599
$ 15,308
Miscellaneous Manufacturers - 0 .16%
Axon Enterprise Inc
(e)
3,169 355
Carlisle Cos Inc 960 249
Donaldson Co Inc 737 36
Parker-Hannifin Corp 1,041 282
Trane Technologies PLC 5,530 774
$ 1,696
Office & Business Equipment - 0 .09%
Zebra Technologies Corp
(e)
2,592 958
Oil & Gas - 0 .24%
Continental Resources Inc/OK 313 17
Coterra Energy Inc 6,165 177
Diamondback Energy Inc 4,166 526
Hess Corp 937 97
Occidental Petroleum Corp 5,226 288
Pioneer Natural Resources Co 4,687 1,090
Texas Pacific Land Corp 285 389
$ 2,584
Oil & Gas Services - 0 .97%
Baker Hughes Co 336,329 10,433
Halliburton Co 2,288 81
$ 10,514
Packaging & Containers - 0 .43%
Ball Corp 52,457 4,258
Crown Holdings Inc 737 81
Graphic Packaging Holding Co 3,960 86
Sealed Air Corp 3,904 251
$ 4,676
Pharmaceuticals - 2 .29%
Cardinal Health Inc 7,984 463
Dexcom Inc
(e)
30,738 12,559
Herbalife Nutrition Ltd
(e)
816 22
McKesson Corp 19,969 6,182
Neurocrine Biosciences Inc
(e)
4,551 410
Zoetis Inc 29,917 5,303
$ 24,939
Pipelines - 0 .15%
Cheniere Energy Inc 11,403 1,549
New Fortress Energy Inc 1,290 50
$ 1,599
Private Equity - 0 .04%
Ares Management Corp 6,075 402
Real Estate - 0 .01%
CBRE Group Inc 880 73

Schedule of Investments
MidCap Growth Fund III
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 1 .27%
Equity LifeStyle Properties Inc 4,550 $ 352
Extra Space Storage Inc 568 108
Iron Mountain Inc 9,816 527
Lamar Advertising Co 3,664 404
SBA Communications Corp 30,978 10,753
Simon Property Group Inc 13,798 1,628
$ 13,772
Retail - 7 .86%
AutoZone Inc
(e)
5,227 10,221
Bath & Body Works Inc 6,674 353
Best Buy Co Inc 2,693 242
Burlington Stores Inc
(e)
3,042 619
CarMax Inc
(e)
696 60
Carvana Co
(a),(e)
4,234 245
Chipotle Mexican Grill Inc
(e)
11,734 17,080
Darden Restaurants Inc 4,200 553
Domino's Pizza Inc 1,199 405
Five Below Inc
(e)
49,282 7,742
Floor & Decor Holdings Inc
(e)
143,803 11,465
Freshpet Inc
(e)
2,000 187
GameStop Corp
(a),(e)
3,125 391
Lithia Motors Inc 131 37
Lululemon Athletica Inc
(e)
21,864 7,754
Nordstrom Inc 4,537 117
Olaplex Holdings Inc
(e)
826 12
O'Reilly Automotive Inc
(e)
990 600
Petco Health & Wellness Co Inc
(e)
131 3
RH
(e)
852 286
Tractor Supply Co 53,825 10,843
Ulta Beauty Inc
(e)
21,327 8,463
Victoria's Secret & Co
(e)
2,097 99
Vroom Inc
(e)
989 2
Wendy's Co/The 8,672 171
Williams-Sonoma Inc 56,498 7,372
Yum China Holdings Inc 1,633 68
Yum! Brands Inc 1,215 142
$ 85,532
Semiconductors - 4 .34%
Advanced Micro Devices Inc
(e)
37,786 3,231
Allegro MicroSystems Inc
(e)
1,986 48
Azenta Inc 2,955 221
Entegris Inc 46,685 5,201
GLOBALFOUNDRIES Inc
(a),(e)
1,341 70
IPG Photonics Corp
(e)
139 13
Lattice Semiconductor Corp
(e)
131,030 6,295
Marvell Technology Inc 124,550 7,234
Microchip Technology Inc 53,994 3,520
MKS Instruments Inc 2,271 259
Monolithic Power Systems Inc 49,152 19,280
ON Semiconductor Corp
(e)
11,150 581
Skyworks Solutions Inc 3,790 429
Teradyne Inc 7,932 837
$ 47,219
Software - 17 .03%
Alteryx Inc
(e)
2,861 184
ANSYS Inc
(e)
32,860 9,059
Aspen Technology Inc
(e)
3,254 516
Avalara Inc
(e)
4,166 317
Bentley Systems Inc 6,753 286
Bill.com Holdings Inc
(e)
15,965 2,726
Broadridge Financial Solutions Inc 67,232 9,690
C3.ai Inc
(a),(e)
837 14
Cadence Design Systems Inc
(e)
94,123 14,198
CDK Global Inc 918 50
Citrix Systems Inc 2,163 217
Cloudflare Inc
(e)
12,030 1,036
Coupa Software Inc
(e)
3,624 313
Datadog Inc
(e)
12,382 1,495
Definitive Healthcare Corp
(e)
397 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
DocuSign Inc
(e)
48,602 $ 3,937
DoubleVerify Holdings Inc
(e)
2,842 62
Dropbox Inc - A Shares
(e)
14,458 314
Duck Creek Technologies Inc
(e)
847 13
Dynatrace Inc
(e)
9,114 350
Elastic NV
(e)
20,699 1,576
Everbridge Inc
(e)
1,918 83
Fair Isaac Corp
(e)
9,338 3,488
Five9 Inc
(e)
38,311 4,218
HubSpot Inc
(e)
2,193 832
Informatica Inc
(a),(e)
1,129 22
Jack Henry & Associates Inc 44,213 8,382
Jamf Holding Corp
(e)
2,225 69
Manhattan Associates Inc
(e)
1,654 216
MongoDB Inc
(e)
3,089 1,096
MSCI Inc 37,104 15,630
nCino Inc
(e)
2,732 102
New Relic Inc
(e)
2,563 162
Nutanix Inc
(e)
10,417 261
Palantir Technologies Inc
(e)
80,810 840
Paychex Inc 13,674 1,733
Paycom Software Inc
(e)
49,704 13,990
Paycor HCM Inc
(e)
1,654 41
Pegasystems Inc 1,890 145
Playtika Holding Corp
(e)
5,093 90
Procore Technologies Inc
(e)
2,088 116
PTC Inc
(e)
108,387 12,379
Qualtrics International Inc
(e)
110,584 2,050
RingCentral Inc
(e)
39,115 3,319
ServiceNow Inc
(e)
7,792 3,725
Skillz Inc
(a),(e)
14,991 31
Smartsheet Inc
(e)
5,912 286
Splunk Inc
(e)
51,712 6,310
Synopsys Inc
(e)
91,885 26,352
Take-Two Interactive Software Inc
(e)
30,804 3,681
Teradata Corp
(e)
4,479 185
Tyler Technologies Inc
(e)
54,767 21,617
Unity Software Inc
(e)
7,332 487
Veeva Systems Inc
(e)
17,885 3,254
Workday Inc
(e)
16,595 3,430
Zynga Inc
(e)
23,810 197
$ 185,181
Telecommunications - 1 .02%
Arista Networks Inc
(e)
89,754 10,372
CommScope Holding Co Inc
(e)
9,809 59
Corning Inc 12,519 441
Switch Inc 5,578 167
Ubiquiti Inc
(a)
279 79
$ 11,118
Toys, Games & Hobbies - 0 .04%
Mattel Inc
(e)
16,969 413
Transportation - 1 .48%
CH Robinson Worldwide Inc 1,237 131
Expeditors International of Washington Inc 5,971 592
JB Hunt Transport Services Inc 33,572 5,736
Landstar System Inc 1,650 256
Old Dominion Freight Line Inc 32,698 9,159
XPO Logistics Inc
(e)
4,038 217
$ 16,091
TOTAL COMMON STOCKS $ 1,054,641
Total Investments $ 1,118,839
Other Assets and Liabilities -  (2.88)% (31,270)
TOTAL NET ASSETS - 100.00% $ 1,087,569

Schedule of Investments
MidCap Growth Fund III
April 30, 2022 (unaudited)
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,954 or 0.46% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,261 or
0.48% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 26 .00%
Technology 25 .49%
Consumer, Cyclical 16 .33%
Industrial 15 .80%
Communications 6 .22%
Money Market Funds 5 .57%
Financial 4 .45%
Energy 1 .88%
Basic Materials 0 .78%
Investment Companies 0 .34%
Utilities 0 .02%
Other Assets and Liabilities
( 2 .88 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 26,769 $ 380,744 $ 348,437 $ 59,076
$ 26,769 $ 380,744 $ 348,437 $ 59,076
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2022 Long 49 $ 12,226 $ (525)
Total $ (525)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.58% Shares Held Value (000's)
Exchange-Traded Funds - 0.17%
iShares Core S&P Mid-Cap ETF 8,800 $ 2,193
Money Market Funds - 3.41%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
6,752,720 6,753
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(c)
36,258,730 36,259
$ 43,012
TOTAL INVESTMENT COMPANIES $ 45,205
COMMON STOCKS - 98.21% Shares Held Value (000's)
Aerospace & Defense - 0.61%
Curtiss-Wright Corp 22,693 $ 3,243
Hexcel Corp 48,520 2,638
Mercury Systems Inc
(d)
32,823 1,831
$ 7,712
Agriculture - 0.54%
Darling Ingredients Inc
(d)
93,582 6,868
Airlines - 0.16%
JetBlue Airways Corp
(d)
183,933 2,025
Apparel - 1.65%
Capri Holdings Ltd
(d)
85,375 4,073
Carter's Inc 24,445 2,059
Columbia Sportswear Co 19,990 1,642
Crocs Inc
(d)
34,034 2,261
Deckers Outdoor Corp
(d)
15,755 4,187
Hanesbrands Inc 201,964 2,678
Skechers USA Inc
(d)
78,021 2,988
Urban Outfitters Inc
(d)
37,932 903
$ 20,791
Automobile Parts & Equipment - 1.38%
Adient PLC
(d)
54,809 1,871
Dana Inc 83,417 1,235
Fox Factory Holding Corp
(d)
24,350 1,994
Gentex Corp 136,792 4,015
Goodyear Tire & Rubber Co/The
(d)
162,505 2,165
Lear Corp 34,529 4,418
Visteon Corp
(d)
16,192 1,695
$ 17,393
Banks - 6.48%
Associated Banc-Corp 86,526 1,726
Bank of Hawaii Corp 23,283 1,731
Bank OZK 69,975 2,688
Cadence Bank 108,928 2,727
Cathay General Bancorp 43,813 1,756
Commerce Bancshares Inc/MO 63,914 4,370
Cullen/Frost Bankers Inc 32,955 4,360
East West Bancorp Inc 82,071 5,852
First Financial Bankshares Inc 74,190 2,966
First Horizon Corp 308,844 6,912
FNB Corp/PA 196,511 2,264
Fulton Financial Corp 93,289 1,415
Glacier Bancorp Inc 62,736 2,871
Hancock Whitney Corp 50,216 2,348
Home BancShares Inc/AR 87,101 1,883
International Bancshares Corp 30,784 1,225
Old National Bancorp/IN 170,744 2,588
PacWest Bancorp 69,162 2,275
Pinnacle Financial Partners Inc 44,033 3,415
Prosperity Bancshares Inc 53,307 3,485
Synovus Financial Corp 83,869 3,484
Texas Capital Bancshares Inc
(d)
29,279 1,504
UMB Financial Corp 24,928 2,248
Umpqua Holdings Corp 125,286 2,072
United Bankshares Inc/WV 78,883 2,624
Valley National Bancorp 243,740 2,920
Webster Financial Corp 103,994 5,199
Wintrust Financial Corp 32,970 2,879
$ 81,787
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0.16%
Boston Beer Co Inc/The
(d)
5,429 $ 2,036
Biotechnology - 1.15%
Arrowhead Pharmaceuticals Inc
(d)
60,993 2,507
Exelixis Inc
(d)
182,989 4,088
Halozyme Therapeutics Inc
(d)
81,424 3,249
United Therapeutics Corp
(d)
26,046 4,625
$ 14,469
Building Materials - 2.52%
Builders FirstSource Inc
(d)
110,755 6,819
Eagle Materials Inc 22,850 2,818
Lennox International Inc 19,471 4,151
Louisiana-Pacific Corp 50,888 3,283
MDU Resources Group Inc 117,608 3,030
Owens Corning 58,117 5,284
Simpson Manufacturing Co Inc 25,124 2,605
Trex Co Inc
(d)
66,578 3,874
$ 31,864
Chemicals - 2.25%
Ashland Global Holdings Inc 30,619 3,214
Cabot Corp 32,729 2,155
Chemours Co/The 92,548 3,061
Ingevity Corp
(d)
22,721 1,361
Minerals Technologies Inc 19,255 1,225
NewMarket Corp 3,957 1,285
Olin Corp 81,619 4,685
RPM International Inc 74,998 6,217
Sensient Technologies Corp 24,306 2,056
Valvoline Inc 103,734 3,136
$ 28,395
Commercial Services - 4.62%
ASGN Inc
(d)
30,133 3,419
Avis Budget Group Inc
(d)
23,180 6,205
Brink's Co/The 28,429 1,676
Euronet Worldwide Inc
(d)
30,569 3,719
FTI Consulting Inc
(d)
19,829 3,127
Graham Holdings Co 2,306 1,366
Grand Canyon Education Inc
(d)
22,918 2,199
GXO Logistics Inc
(d)
57,021 3,375
H&R Block Inc 95,163 2,481
HealthEquity Inc
(d)
48,350 3,013
Insperity Inc 20,622 2,187
John Wiley & Sons Inc 25,181 1,281
LiveRamp Holdings Inc
(d)
39,381 1,233
ManpowerGroup Inc 31,370 2,830
Paylocity Holding Corp
(d)
22,947 4,351
Progyny Inc
(d)
40,271 1,548
R1 RCM Inc
(d)
77,237 1,739
Sabre Corp
(d)
187,061 1,959
Service Corp International/US 95,377 6,258
WEX Inc
(d)
25,920 4,309
$ 58,275
Computers - 2.13%
CACI International Inc
(d)
13,491 3,579
Genpact Ltd 98,617 3,972
KBR Inc 81,134 3,994
Kyndryl Holdings Inc
(d)
103,704 1,233
Lumentum Holdings Inc
(d)
41,757 3,391
Maximus Inc 35,812 2,610
NCR Corp
(d)
76,342 2,674
Qualys Inc
(d)
19,309 2,632
Science Applications International Corp 32,934 2,741
$ 26,826
Consumer Products - 0.24%
Helen of Troy Ltd
(d)
13,959 2,994
Cosmetics & Personal Care - 0.13%
Coty Inc
(d)
198,896 1,613

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1.07%
Avient Corp 52,914 $ 2,606
IAA Inc
(d)
77,988 2,858
Univar Solutions Inc
(d)
98,874 2,879
Watsco Inc 19,099 5,095
$ 13,438
Diversified Financial Services - 2.62%
Affiliated Managers Group Inc 23,511 2,952
Bread Financial Holdings Inc 28,794 1,578
Evercore Inc - Class A 22,566 2,387
Federated Hermes Inc 56,010 1,595
Interactive Brokers Group Inc - A Shares 50,533 3,010
Janus Henderson Group PLC 97,770 2,980
Jefferies Financial Group Inc 111,905 3,442
Navient Corp 89,068 1,415
SEI Investments Co 60,857 3,391
SLM Corp 161,305 2,699
Stifel Financial Corp 60,437 3,738
Western Union Co/The 227,758 3,817
$ 33,004
Electric - 1.49%
ALLETE Inc 32,252 1,914
Black Hills Corp 36,911 2,704
Hawaiian Electric Industries Inc 63,220 2,599
IDACORP Inc 29,216 3,073
NorthWestern Corp 31,278 1,773
OGE Energy Corp 115,772 4,478
PNM Resources Inc 49,643 2,316
$ 18,857
Electrical Components & Equipment - 1.11%
Acuity Brands Inc 20,253 3,493
Belden Inc 25,968 1,341
Energizer Holdings Inc 37,911 1,148
EnerSys 23,859 1,562
Littelfuse Inc 14,245 3,265
Universal Display Corp 25,074 3,203
$ 14,012
Electronics - 3.39%
Arrow Electronics Inc
(d)
39,368 4,640
Avnet Inc 57,237 2,499
Coherent Inc
(d)
14,326 3,838
Hubbell Inc 31,467 6,147
II-VI Inc
(d)
61,498 3,764
Jabil Inc 82,984 4,791
National Instruments Corp 76,274 2,756
nVent Electric PLC 97,300 3,287
TD SYNNEX Corp 23,972 2,399
Vicor Corp
(d)
12,404 751
Vishay Intertechnology Inc 76,753 1,430
Vontier Corp 97,776 2,505
Woodward Inc 36,477 4,030
$ 42,837
Energy - Alternate Sources - 0.58%
First Solar Inc
(d)
57,190 4,177
SunPower Corp
(d)
48,023 793
Sunrun Inc
(d)
119,722 2,392
$ 7,362
Engineering & Construction - 1.46%
AECOM 81,748 5,768
Dycom Industries Inc
(d)
17,455 1,482
EMCOR Group Inc 30,869 3,287
Fluor Corp
(d)
81,785 2,024
MasTec Inc
(d)
34,035 2,451
TopBuild Corp
(d)
19,042 3,449
$ 18,461
Entertainment - 1.00%
Churchill Downs Inc 19,908 4,040
Light & Wonder Inc
(d)
55,818 3,129
Marriott Vacations Worldwide Corp 24,634 3,679
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Six Flags Entertainment Corp
(d)
44,755 $ 1,713
$ 12,561
Environmental Control - 0.80%
Clean Harbors Inc
(d)
28,952 3,038
Stericycle Inc
(d)
53,129 2,666
Tetra Tech Inc 31,229 4,350
$ 10,054
Food - 1.86%
Flowers Foods Inc 114,925 3,048
Grocery Outlet Holding Corp
(d)
50,534 1,701
Hain Celestial Group Inc/The
(d)
52,820 1,772
Ingredion Inc 38,481 3,275
Lancaster Colony Corp 11,465 1,779
Performance Food Group Co
(d)
89,528 4,409
Pilgrim's Pride Corp
(d)
28,186 799
Post Holdings Inc
(d)
32,916 2,449
Sanderson Farms Inc 12,268 2,323
Sprouts Farmers Market Inc
(d)
64,925 1,935
$ 23,490
Gas - 1.46%
National Fuel Gas Co 52,887 3,709
New Jersey Resources Corp 55,558 2,398
ONE Gas Inc 30,993 2,615
Southwest Gas Holdings Inc 38,097 3,357
Spire Inc 29,929 2,177
UGI Corp 121,341 4,162
$ 18,418
Hand & Machine Tools - 1.06%
Kennametal Inc 48,058 1,237
Lincoln Electric Holdings Inc 34,149 4,601
MSA Safety Inc 21,087 2,545
Regal Rexnord Corp 39,187 4,986
$ 13,369
Healthcare - Products - 3.37%
Bruker Corp 58,766 3,378
Envista Holdings Corp
(d)
93,327 3,698
Globus Medical Inc
(d)
45,707 3,027
Haemonetics Corp
(d)
29,561 1,498
ICU Medical Inc
(d)
11,532 2,468
Integra LifeSciences Holdings Corp
(d)
42,128 2,576
LivaNova PLC
(d)
30,782 2,360
Masimo Corp
(d)
29,381 3,319
Neogen Corp
(d)
62,320 1,645
NuVasive Inc
(d)
29,921 1,539
Patterson Cos Inc 50,184 1,544
Penumbra Inc
(d)
20,309 3,504
Quidel Corp
(d)
21,933 2,207
Repligen Corp
(d)
29,736 4,676
STAAR Surgical Co
(d)
27,529 1,572
Tandem Diabetes Care Inc
(d)
36,745 3,545
$ 42,556
Healthcare - Services - 2.25%
Acadia Healthcare Co Inc
(d)
52,015 3,531
Amedisys Inc
(d)
18,856 2,407
Chemed Corp 8,903 4,375
Encompass Health Corp 57,541 3,960
LHC Group Inc
(d)
18,316 3,038
Medpace Holdings Inc
(d)
16,627 2,221
Syneos Health Inc
(d)
59,970 4,383
Tenet Healthcare Corp
(d)
61,956 4,492
$ 28,407
Home Builders - 0.81%
KB Home 49,568 1,608
Taylor Morrison Home Corp
(d)
71,074 1,861
Thor Industries Inc 32,167 2,462
Toll Brothers Inc 64,992 3,014
Tri Pointe Homes Inc
(d)
64,276 1,329
$ 10,274

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.57%
Leggett & Platt Inc 77,138 $ 2,749
MillerKnoll Inc 43,806 1,390
Tempur Sealy International Inc 111,338 3,018
$ 7,157
Housewares - 0.19%
Scotts Miracle-Gro Co/The 23,470 2,439
Insurance - 4.77%
Alleghany Corp
(d)
7,922 6,627
American Financial Group Inc/OH 38,299 5,304
Brighthouse Financial Inc
(d)
45,038 2,313
CNO Financial Group Inc 69,636 1,681
Essent Group Ltd 63,868 2,589
First American Financial Corp 63,483 3,702
Hanover Insurance Group Inc/The 20,577 3,021
Kemper Corp 34,622 1,598
Kinsale Capital Group Inc 12,404 2,750
Mercury General Corp 15,371 775
MGIC Investment Corp 185,268 2,420
Old Republic International Corp 165,130 3,634
Primerica Inc 22,838 2,959
Reinsurance Group of America Inc 38,851 4,169
RenaissanceRe Holdings Ltd 25,437 3,651
RLI Corp 23,049 2,645
Selective Insurance Group Inc 34,817 2,867
Unum Group 118,246 3,609
Voya Financial Inc 62,463 3,944
$ 60,258
Internet - 0.45%
Mimecast Ltd
(d)
36,008 2,869
TripAdvisor Inc
(d)
57,286 1,471
Yelp Inc
(d)
39,695 1,291
$ 5,631
Iron & Steel - 2.46%
Cleveland-Cliffs Inc
(d)
276,523 7,048
Commercial Metals Co 70,258 2,881
Reliance Steel & Aluminum Co 36,236 7,184
Steel Dynamics Inc 109,036 9,350
United States Steel Corp 150,912 4,601
$ 31,064
Leisure Products & Services - 1.09%
Brunswick Corp/DE 44,589 3,371
Callaway Golf Co
(d)
67,777 1,487
Harley-Davidson Inc 88,995 3,244
Polaris Inc 32,990 3,132
YETI Holdings Inc
(d)
50,687 2,477
$ 13,711
Lodging - 1.03%
Boyd Gaming Corp 47,433 2,874
Choice Hotels International Inc 18,981 2,666
Travel + Leisure Co 49,910 2,769
Wyndham Hotels & Resorts Inc 53,889 4,740
$ 13,049
Machinery - Construction & Mining - 0.39%
Oshkosh Corp 38,522 3,561
Terex Corp 40,368 1,372
$ 4,933
Machinery - Diversified - 3.03%
AGCO Corp 35,490 4,521
Chart Industries Inc
(d)
20,601 3,478
Cognex Corp 102,252 6,915
Enovis Corp
(d)
26,207 1,700
Esab Corp
(d)
26,207 1,232
Flowserve Corp 75,340 2,464
Graco Inc 98,301 6,097
Middleby Corp/The
(d)
32,170 4,951
Toro Co/The 60,676 4,862
Watts Water Technologies Inc 15,937 2,031
$ 38,251
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0.90%
Cable One Inc 2,867 $ 3,344
New York Times Co/The 96,640 3,703
TEGNA Inc 127,978 2,822
World Wrestling Entertainment Inc 25,314 1,478
$ 11,347
Metal Fabrication & Hardware - 0.72%
Crane Co 28,870 2,778
Timken Co/The 39,924 2,301
Valmont Industries Inc 12,274 3,054
Worthington Industries Inc 18,853 897
$ 9,030
Mining - 0.96%
Alcoa Corp 106,477 7,219
Royal Gold Inc 37,960 4,953
$ 12,172
Miscellaneous Manufacturers - 1.63%
Axon Enterprise Inc
(d)
39,598 4,443
Carlisle Cos Inc 30,239 7,843
Donaldson Co Inc 71,444 3,504
ITT Inc 49,506 3,476
Trinity Industries Inc 47,304 1,312
$ 20,578
Office & Business Equipment - 0.10%
Xerox Holdings Corp 70,985 1,235
Oil & Gas - 2.15%
CNX Resources Corp
(d)
117,113 2,407
EQT Corp 173,981 6,916
HF Sinclair Corp 86,461 3,287
Matador Resources Co 63,791 3,114
Murphy Oil Corp 83,973 3,198
PDC Energy Inc 56,320 3,928
Range Resources Corp
(d)
144,468 4,325
$ 27,175
Oil & Gas Services - 0.52%
ChampionX Corp 116,868 2,466
NOV Inc 227,099 4,117
$ 6,583
Packaging & Containers - 0.87%
AptarGroup Inc 38,072 4,372
Greif Inc - Class A 15,356 932
Silgan Holdings Inc 48,530 2,153
Sonoco Products Co 56,867 3,521
$ 10,978
Pharmaceuticals - 1.35%
BellRing Brands Inc
(d)
64,580 1,384
Jazz Pharmaceuticals PLC
(d)
35,550 5,696
Neurocrine Biosciences Inc
(d)
54,866 4,940
Option Care Health Inc
(d)
80,103 2,393
Perrigo Co PLC 77,368 2,654
$ 17,067
Pipelines - 1.31%
Antero Midstream Corp 187,794 1,929
DT Midstream Inc 55,945 3,007
Equitrans Midstream Corp 235,132 1,848
Targa Resources Corp 132,427 9,721
$ 16,505
Real Estate - 0.51%
Jones Lang LaSalle Inc
(d)
29,187 6,384
REITs - 8.90%
American Campus Communities Inc 80,482 5,205
Apartment Income REIT Corp 90,793 4,464
Brixmor Property Group Inc 172,259 4,372
Corporate Office Properties Trust 64,963 1,734
Cousins Properties Inc 85,993 3,087
Douglas Emmett Inc 101,493 2,990
EastGroup Properties Inc 23,528 4,411
EPR Properties 43,263 2,272
First Industrial Realty Trust Inc 75,353 4,370

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthcare Realty Trust Inc 85,331 $ 2,311
Highwoods Properties Inc 60,665 2,478
Hudson Pacific Properties Inc 88,186 2,053
JBG SMITH Properties 66,023 1,740
Kilroy Realty Corp 60,753 4,253
Kite Realty Group Trust 126,666 2,825
Lamar Advertising Co 50,212 5,544
Life Storage Inc 47,435 6,285
Macerich Co/The 123,211 1,546
Medical Properties Trust Inc 345,169 6,348
National Retail Properties Inc 101,579 4,453
National Storage Affiliates Trust 47,392 2,682
Omega Healthcare Investors Inc 138,211 3,522
Park Hotels & Resorts Inc 136,768 2,696
Pebblebrook Hotel Trust 75,985 1,856
Physicians Realty Trust 127,405 2,184
PotlatchDeltic Corp 39,943 2,212
PS Business Parks Inc 11,631 2,177
Rayonier Inc 84,076 3,632
Rexford Industrial Realty Inc 92,687 7,233
Sabra Health Care REIT Inc 132,256 1,545
SL Green Realty Corp 37,077 2,566
Spirit Realty Capital Inc 73,854 3,209
STORE Capital Corp 141,931 4,035
$ 112,290
Retail - 6.02%
American Eagle Outfitters Inc 88,746 1,341
AutoNation Inc
(d)
23,123 2,680
BJ's Wholesale Club Holdings Inc
(d)
78,637 5,060
Casey's General Stores Inc 21,461 4,320
Cracker Barrel Old Country Store Inc 13,604 1,510
Dick's Sporting Goods Inc
(e)
36,386 3,508
FirstCash Holdings Inc 23,273 1,857
Five Below Inc
(d)
32,401 5,090
Foot Locker Inc 50,504 1,480
GameStop Corp
(d),(e)
35,767 4,473
Gap Inc/The 123,099 1,529
Kohl's Corp 80,484 4,658
Lithia Motors Inc 17,512 4,958
Macy's Inc 173,085 4,184
MSC Industrial Direct Co Inc 27,262 2,259
Murphy USA Inc 13,268 3,099
Nordstrom Inc 64,497 1,658
Nu Skin Enterprises Inc 28,816 1,229
Ollie's Bargain Outlet Holdings Inc
(d)
33,955 1,632
Papa John's International Inc 18,717 1,704
RH
(d)
10,056 3,380
Texas Roadhouse Inc 40,279 3,316
Victoria's Secret & Co
(d)
42,015 1,980
Wendy's Co/The 102,084 2,017
Williams-Sonoma Inc 42,195 5,506
Wingstop Inc 17,250 1,583
$ 76,011
Savings & Loans - 0.29%
New York Community Bancorp Inc 268,944 2,485
Washington Federal Inc 37,722 1,148
$ 3,633
Semiconductors - 2.90%
Amkor Technology Inc 57,984 1,091
Azenta Inc 43,328 3,248
Cirrus Logic Inc
(d)
33,129 2,511
CMC Materials Inc 16,527 2,957
Lattice Semiconductor Corp
(d)
79,199 3,805
MKS Instruments Inc 32,074 3,656
Power Integrations Inc 34,216 2,737
Semtech Corp
(d)
37,267 2,221
Silicon Laboratories Inc
(d)
22,092 2,980
SiTime Corp
(d)
8,668 1,461
Synaptics Inc
(d)
22,857 3,393
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Wolfspeed Inc
(d)
71,469 $ 6,554
$ 36,614
Software - 3.31%
ACI Worldwide Inc
(d)
67,995 1,878
Aspen Technology Inc
(d)
38,554 6,112
Blackbaud Inc
(d)
25,857 1,500
CDK Global Inc 67,544 3,675
CommVault Systems Inc
(d)
25,773 1,572
Concentrix Corp 24,811 3,907
Digital Turbine Inc
(d)
51,030 1,615
Envestnet Inc
(d)
31,603 2,517
Fair Isaac Corp
(d)
15,200 5,678
Manhattan Associates Inc
(d)
36,527 4,769
Sailpoint Technologies Holdings Inc
(d)
53,939 3,443
Teradata Corp
(d)
62,750 2,595
Ziff Davis Inc
(d)
27,888 2,464
$ 41,725
Telecommunications - 0.83%
Calix Inc
(d)
31,711 1,266
Ciena Corp
(d)
89,577 4,942
Iridium Communications Inc
(d)
76,459 2,730
Viasat Inc
(d)
43,025 1,584
$ 10,522
Toys, Games & Hobbies - 0.39%
Mattel Inc
(d)
202,621 4,926
Transportation - 1.58%
Kirby Corp
(d)
34,765 2,267
Knight-Swift Transportation Holdings Inc 95,982 4,596
Landstar System Inc 21,801 3,377
Ryder System Inc 31,053 2,171
Saia Inc
(d)
15,231 3,137
Werner Enterprises Inc 34,627 1,372
XPO Logistics Inc
(d)
57,054 3,069
$ 19,989
Trucking & Leasing - 0.17%
GATX Corp 20,531 2,123
Water - 0.47%
Essential Utilities Inc 133,019 5,954
TOTAL COMMON STOCKS $ 1,239,482
Total Investments $ 1,284,687
Other Assets and Liabilities -  (1.79)% (22,567)
TOTAL NET ASSETS - 100.00% $ 1,262,120
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,753 or
0.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,339 or 0.50% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23.57%
Industrial 19.34%
Consumer, Non-cyclical 15.67%
Consumer, Cyclical 15.36%
Technology 8.44%
Basic Materials 5.67%
Energy 4.56%
Utilities 3.42%
Money Market Funds 3.41%
Communications 2.18%
Investment Companies 0.17%
Other Assets and Liabilities
(1.79)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 24,148 $ 178,452 $ 166,341 $ 36,259
$ 24,148 $ 178,452 $ 166,341 $ 36,259
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2022 Long 151 $ 37,676 $ (2,186)
Total $ (2,186)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.89% Shares Held Value (000's)
Exchange-Traded Funds - 0.97%
iShares Russell Mid-Cap Value ETF 323,000 $ 36,308
Money Market Funds - 2.92%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
1,536,064 1,536
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(c)
107,382,369 107,382
$ 108,918
TOTAL INVESTMENT COMPANIES $ 145,226
COMMON STOCKS - 96.18% Shares Held Value (000's)
Advertising - 0.06%
Interpublic Group of Cos Inc/The 29,143 $ 951
Omnicom Group Inc 15,380 1,171
$ 2,122
Aerospace & Defense - 0.16%
Curtiss-Wright Corp 2,905 415
HEICO Corp 2,260 319
HEICO Corp - Class A 3,966 462
Hexcel Corp 6,213 338
Howmet Aerospace Inc 26,166 893
Mercury Systems Inc
(d)
4,163 232
Spirit AeroSystems Holdings Inc 5,512 232
Teledyne Technologies Inc
(d)
3,417 1,475
TransDigm Group Inc
(d)
2,772 1,649
$ 6,015
Agriculture - 0.81%
Archer-Daniels-Midland Co 314,413 28,159
Bunge Ltd 10,218 1,156
Darling Ingredients Inc
(d)
11,377 835
$ 30,150
Airlines - 1.08%
Alaska Air Group Inc
(d)
654,067 35,575
American Airlines Group Inc
(d)
47,465 891
Copa Holdings SA
(d)
2,344 177
JetBlue Airways Corp
(d)
23,530 259
Southwest Airlines Co
(d)
43,931 2,052
United Airlines Holdings Inc
(d)
24,040 1,214
$ 40,168
Apparel - 0.69%
Capri Holdings Ltd
(d)
10,720 511
Carter's Inc 40,933 3,448
Columbia Sportswear Co 2,735 225
Deckers Outdoor Corp
(d)
1,731 460
Hanesbrands Inc 10,372 138
PVH Corp 5,178 377
Ralph Lauren Corp 3,373 352
Skechers USA Inc
(d)
8,696 333
Tapestry Inc 17,661 581
Under Armour Inc - Class A
(d)
14,007 215
Under Armour Inc - Class C
(d)
15,195 216
VF Corp 365,698 19,016
$ 25,872
Automobile Manufacturers - 0.11%
Cummins Inc 10,672 2,019
PACCAR Inc 25,342 2,105
TuSimple Holdings Inc
(d),(e)
8,712 90
$ 4,214
Automobile Parts & Equipment - 1.73%
Allison Transmission Holdings Inc 1,859 70
Aptiv PLC
(d)
222,099 23,631
BorgWarner Inc 1,072,811 39,512
Gentex Corp 17,591 516
Lear Corp 4,463 571
QuantumScape Corp
(d),(e)
5,196 78
$ 64,378
Banks - 4.27%
Bank of Hawaii Corp 2,957 220
Bank of New York Mellon Corp/The 767,800 32,294
Bank OZK 8,824 339
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
BOK Financial Corp 2,243 $ 186
Citizens Financial Group Inc 29,126 1,148
Comerica Inc 9,745 798
Commerce Bancshares Inc/MO 8,199 561
Cullen/Frost Bankers Inc 4,248 562
East West Bancorp Inc 10,493 748
Fifth Third Bancorp 50,683 1,902
First Citizens BancShares Inc/NC 904 578
First Hawaiian Inc 9,561 226
First Horizon Corp 39,292 879
First Republic Bank/CA 13,243 1,976
FNB Corp/PA 25,419 293
Huntington Bancshares Inc/OH 2,131,781 28,033
KeyCorp 69,005 1,332
M&T Bank Corp 13,232 2,205
Northern Trust Corp 15,267 1,573
PacWest Bancorp 8,621 284
Pinnacle Financial Partners Inc 46,277 3,588
Popular Inc 5,888 459
Prosperity Bancshares Inc 419,140 27,403
Regions Financial Corp 71,488 1,481
Signature Bank/New York NY 4,557 1,104
State Street Corp 27,144 1,818
SVB Financial Group
(d)
4,208 2,052
Synovus Financial Corp 9,995 415
Umpqua Holdings Corp 16,052 266
Webster Financial Corp 13,266 663
Western Alliance Bancorp 3,655 278
Wintrust Financial Corp 4,214 368
Zions Bancorp NA 761,093 43,010
$ 159,042
Beverages - 0.03%
Brown-Forman Corp - A Shares 1,709 107
Brown-Forman Corp - B Shares 6,874 463
Molson Coors Beverage Co 13,274 719
$ 1,289
Biotechnology - 1.13%
BioMarin Pharmaceutical Inc
(d)
13,563 1,103
Bio-Rad Laboratories Inc
(d)
1,577 808
Certara Inc
(d)
3,645 67
Corteva Inc 537,284 30,996
Exelixis Inc
(d)
3,315 74
Horizon Therapeutics Plc
(d)
13,197 1,301
Incyte Corp
(d)
1,980 149
Ionis Pharmaceuticals Inc
(d)
826 30
Iovance Biotherapeutics Inc
(d)
7,712 117
Mirati Therapeutics Inc
(d)
517 32
Nektar Therapeutics
(d)
13,355 55
Royalty Pharma PLC 148,242 6,312
Sage Therapeutics Inc
(d)
3,820 120
Seagen Inc
(d)
1,062 139
Ultragenyx Pharmaceutical Inc
(d)
1,239 88
United Therapeutics Corp
(d)
3,279 582
$ 41,973
Building Materials - 1.56%
Armstrong World Industries Inc 1,829 155
AZEK Co Inc/The
(d)
3,781 80
Builders FirstSource Inc
(d)
14,087 867
Carrier Global Corp 33,837 1,295
Eagle Materials Inc 124,715 15,379
Fortune Brands Home & Security Inc 7,496 534
Hayward Holdings Inc
(d)
3,688 59
Lennox International Inc 2,452 523
Louisiana-Pacific Corp 134,450 8,675
Martin Marietta Materials Inc 4,624 1,638
Masco Corp 17,766 936
MDU Resources Group Inc 14,984 386
Mohawk Industries Inc
(d)
4,088 577
Owens Corning 277,453 25,229

Schedule of Investments
MidCap Value Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Vulcan Materials Co 9,832 $ 1,694
$ 58,027
Chemicals - 3.14%
Albemarle Corp 8,644 1,667
Ashland Global Holdings Inc 3,825 402
Axalta Coating Systems Ltd
(d)
12,624 320
Celanese Corp 5,153 757
CF Industries Holdings Inc 15,898 1,539
Chemours Co/The 296,598 9,808
Diversey Holdings Ltd
(d)
1,302 10
Eastman Chemical Co 9,958 1,022
Element Solutions Inc 17,200 355
FMC Corp 7,039 933
Huntsman Corp 15,413 522
International Flavors & Fragrances Inc 187,949 22,799
LyondellBasell Industries NV 16,926 1,795
Mosaic Co/The 27,595 1,722
NewMarket Corp 485 157
Olin Corp 9,717 558
PPG Industries Inc 10,178 1,303
RPM International Inc 293,951 24,369
Valvoline Inc 13,462 407
Westlake Corp 367,973 46,567
$ 117,012
Commercial Services - 3.00%
ADT Inc 11,748 80
AMERCO 6,699 3,587
Aramark 17,206 624
Bright Horizons Family Solutions Inc
(d)
904 103
Chegg Inc
(d)
2,527 63
Cintas Corp 408 162
Clarivate PLC
(d)
34,560 542
CoStar Group Inc
(d)
6,526 415
Driven Brands Holdings Inc
(d)
3,997 111
Dun & Bradstreet Holdings Inc
(d)
11,904 188
Equifax Inc 5,568 1,133
Euronet Worldwide Inc
(d)
1,101 134
FleetCor Technologies Inc
(d)
4,553 1,136
FTI Consulting Inc
(d)
19,227 3,032
Global Payments Inc 258,000 35,341
Grand Canyon Education Inc
(d)
2,949 283
GXO Logistics Inc
(d)
33,518 1,984
H&R Block Inc 2,552 67
Legalzoom.com Inc
(d),(e)
2,864 41
ManpowerGroup Inc 359,787 32,453
Mister Car Wash Inc
(d)
1,144 16
Morningstar Inc 162 41
Nielsen Holdings PLC 26,574 712
Paysafe Ltd
(d)
26,640 74
Quanta Services Inc 10,521 1,220
Robert Half International Inc 993 98
Rollins Inc 1,197 40
Service Corp International/US 11,929 783
StoneCo Ltd
(d)
1,136 11
Terminix Global Holdings Inc
(d)
9,014 414
TransUnion 4,514 395
United Rentals Inc
(d)
80,512 25,484
Verisk Analytics Inc 4,285 874
WEX Inc
(d)
1,093 182
$ 111,823
Computers - 4.93%
Amdocs Ltd 9,131 728
CACI International Inc
(d)
1,729 459
DXC Technology Co
(d)
833,096 23,909
Genpact Ltd 862,935 34,750
Hewlett Packard Enterprise Co 1,751,675 26,993
HP Inc 511,244 18,727
Leidos Holdings Inc 370,497 38,350
Lumentum Holdings Inc
(d)
5,393 438
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Maximus Inc 511,000 $ 37,242
NCR Corp
(d)
6,254 219
NetApp Inc 5,578 409
Pure Storage Inc
(d)
1,270 37
Science Applications International Corp 4,224 352
Thoughtworks Holding Inc
(d)
2,083 38
Western Digital Corp
(d)
23,209 1,232
$ 183,883
Consumer Products - 1.12%
Avery Dennison Corp 217,886 39,350
Church & Dwight Co Inc 17,035 1,662
Clorox Co/The 1,739 249
Reynolds Consumer Products Inc 4,041 120
Spectrum Brands Holdings Inc 2,975 253
$ 41,634
Cosmetics & Personal Care - 0.00%
Coty Inc
(d)
25,955 211
Distribution & Wholesale - 0.33%
Core & Main Inc
(d)
2,026 48
Fastenal Co 4,824 267
Leslie's Inc
(d)
1,128 22
LKQ Corp 20,226 1,004
SiteOne Landscape Supply Inc
(d)
1,570 221
Univar Solutions Inc
(d)
12,437 362
Watsco Inc 37,283 9,946
WW Grainger Inc 581 291
$ 12,161
Diversified Financial Services - 2.35%
Affiliated Managers Group Inc 52,583 6,602
Air Lease Corp 7,957 321
Ally Financial Inc 25,085 1,002
Ameriprise Financial Inc 3,669 974
Apollo Global Management Inc 9,872 491
Bread Financial Holdings Inc 3,701 203
Cboe Global Markets Inc 135,883 15,352
Credit Acceptance Corp
(d)
540 277
Discover Financial Services 9,622 1,082
Evercore Inc - Class A 2,832 300
Franklin Resources Inc 21,499 529
Interactive Brokers Group Inc - A Shares 206,725 12,313
Invesco Ltd 24,796 456
Janus Henderson Group PLC 12,569 383
Jefferies Financial Group Inc 15,911 489
Lazard Ltd 7,437 244
Nasdaq Inc 8,651 1,361
OneMain Holdings Inc 259,979 11,941
Raymond James Financial Inc 13,032 1,270
SEI Investments Co 7,945 443
SLM Corp 783,572 13,109
Stifel Financial Corp 7,584 469
Synchrony Financial 142,252 5,236
T Rowe Price Group Inc 11,313 1,392
Tradeweb Markets Inc 7,803 556
UWM Holdings Corp
(e)
3,507 13
Virtu Financial Inc 367,019 10,599
Western Union Co/The 21,938 368
$ 87,775
Electric - 3.97%
AES Corp/The 49,113 1,003
Alliant Energy Corp 683,604 40,203
Ameren Corp 18,929 1,759
Avangrid Inc 4,246 188
Brookfield Renewable Corp 7,112 255
CenterPoint Energy Inc 44,130 1,351
CMS Energy Corp 140,099 9,623
Consolidated Edison Inc 26,332 2,442
DTE Energy Co 14,352 1,881
Edison International 27,733 1,908
Entergy Corp 14,905 1,771

Schedule of Investments
MidCap Value Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 17,006 $ 1,154
Eversource Energy 25,529 2,231
FirstEnergy Corp 40,454 1,752
Hawaiian Electric Industries Inc 93,592 3,847
IDACORP Inc 51,108 5,376
NRG Energy Inc 44,671 1,604
OGE Energy Corp 14,840 574
PG&E Corp
(d)
147,764 1,869
Pinnacle West Capital Corp 8,380 597
PPL Corp 280,888 7,952
Public Service Enterprise Group Inc 37,510 2,613
Vistra Corp 35,605 891
WEC Energy Group Inc 80,816 8,085
Xcel Energy Inc 643,644 47,154
$ 148,083
Electrical Components & Equipment - 0.09%
Acuity Brands Inc 2,571 443
AMETEK Inc 17,146 2,165
ChargePoint Holdings Inc
(d),(e)
16,934 219
Littelfuse Inc 1,778 408
$ 3,235
Electronics - 4.77%
Agilent Technologies Inc 49,799 5,940
Allegion plc 1,597 182
Amphenol Corp 460,053 32,894
Arrow Electronics Inc
(d)
33,985 4,006
Avnet Inc 389,889 17,023
Coherent Inc
(d)
188 50
Flex Ltd
(d)
2,155,000 35,536
Fortive Corp 24,297 1,397
Garmin Ltd 11,258 1,235
Hubbell Inc 210,025 41,030
Jabil Inc 269,788 15,575
Keysight Technologies Inc
(d)
7,593 1,065
National Instruments Corp 9,859 356
nVent Electric PLC 12,378 418
Sensata Technologies Holding PLC 11,565 525
TD SYNNEX Corp 90,683 9,077
Trimble Inc
(d)
18,622 1,242
Vontier Corp 375,694 9,625
Woodward Inc 4,580 506
$ 177,682
Energy - Alternate Sources - 0.03%
First Solar Inc
(d)
7,882 576
Fluence Energy Inc
(d),(e)
1,493 14
Shoals Technologies Group Inc
(d)
7,764 77
Sunrun Inc
(d)
15,044 300
$ 967
Engineering & Construction - 0.07%
AECOM 9,932 701
Frontdoor Inc
(d)
2,000 62
Jacobs Engineering Group Inc 9,612 1,332
MasTec Inc
(d)
4,287 308
TopBuild Corp
(d)
420 76
$ 2,479
Entertainment - 0.64%
Caesars Entertainment Inc
(d)
5,748 381
Live Nation Entertainment Inc
(d)
214,329 22,479
Madison Square Garden Sports Corp
(d)
865 140
Marriott Vacations Worldwide Corp 3,096 462
Penn National Gaming Inc
(d)
11,471 420
Six Flags Entertainment Corp
(d)
3,539 135
$ 24,017
Environmental Control - 0.80%
Clean Harbors Inc
(d)
3,765 395
Pentair PLC 12,292 624
Republic Services Inc 212,627 28,549
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Stericycle Inc
(d)
6,801 $ 342
$ 29,910
Food - 4.96%
Albertsons Cos Inc 12,065 377
Beyond Meat Inc
(d),(e)
526 19
Campbell Soup Co 99,900 4,717
Conagra Brands Inc 138,184 4,827
Flowers Foods Inc 149,901 3,976
Grocery Outlet Holding Corp
(d)
6,497 219
Hain Celestial Group Inc/The
(d)
6,544 220
Hershey Co/The 131,545 29,699
Hormel Foods Corp 21,032 1,102
Ingredion Inc 4,985 424
J M Smucker Co/The 7,803 1,068
Kellogg Co 130,365 8,930
Kroger Co/The 236,247 12,748
Lamb Weston Holdings Inc 7,641 505
McCormick & Co Inc/MD 18,555 1,866
Pilgrim's Pride Corp
(d)
2,090 59
Post Holdings Inc
(d)
4,259 317
Seaboard Corp 18 76
Sysco Corp 621,200 53,100
Tyson Foods Inc 642,648 59,869
US Foods Holding Corp
(d)
16,422 618
$ 184,736
Forest Products & Paper - 0.20%
International Paper Co 28,772 1,332
Sylvamo Corp
(d)
134,814 6,019
$ 7,351
Gas - 0.23%
Atmos Energy Corp 9,957 1,129
National Fuel Gas Co 71,629 5,024
NiSource Inc 60,626 1,765
UGI Corp 15,461 530
$ 8,448
Hand & Machine Tools - 0.74%
Lincoln Electric Holdings Inc 182,000 24,521
MSA Safety Inc 1,945 235
Regal Rexnord Corp 3,960 504
Snap-on Inc 3,918 832
Stanley Black & Decker Inc 12,003 1,442
$ 27,534
Healthcare - Products - 2.26%
Adaptive Biotechnologies Corp
(d)
835 7
Cooper Cos Inc/The 93,598 33,793
DENTSPLY SIRONA Inc 16,159 646
Envista Holdings Corp
(d)
11,959 474
Exact Sciences Corp
(d)
954 52
Globus Medical Inc
(d)
5,526 366
Henry Schein Inc
(d)
10,322 837
Hologic Inc
(d)
296,380 21,336
ICU Medical Inc
(d)
1,481 317
Integra LifeSciences Holdings Corp
(d)
5,373 329
Masimo Corp
(d)
1,023 116
Natera Inc
(d)
424 15
PerkinElmer Inc 9,378 1,375
QIAGEN NV
(d)
16,877 766
Quidel Corp
(d)
75,547 7,601
Repligen Corp
(d)
236 37
ResMed Inc 1,069 214
STERIS PLC 5,478 1,227
Tandem Diabetes Care Inc
(d)
279 27
Teleflex Inc 2,860 817
Waters Corp
(d)
39,488 11,965
Zimmer Biomet Holdings Inc 15,527 1,875
Zimvie Inc
(d)
1,553 35
$ 84,227

Schedule of Investments
MidCap Value Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2.34%
Acadia Healthcare Co Inc
(d)
6,575 $ 446
agilon health Inc
(d)
771 14
Amedisys Inc
(d)
279 36
Catalent Inc
(d)
9,678 876
Charles River Laboratories International Inc
(d)
233 56
Chemed Corp 824 405
DaVita Inc
(d)
1,407 152
Encompass Health Corp 3,100 213
IQVIA Holdings Inc
(d)
26,454 5,767
Laboratory Corp of America Holdings 55,257 13,277
Molina Healthcare Inc
(d)
81,279 25,477
Oak Street Health Inc
(d)
702 13
Quest Diagnostics Inc 290,069 38,823
Syneos Health Inc
(d)
6,588 482
Teladoc Health Inc
(d)
11,235 379
Universal Health Services Inc 5,286 648
$ 87,064
Home Builders - 0.79%
DR Horton Inc 56,812 3,953
Lennar Corp - A Shares 62,103 4,750
Lennar Corp - B Shares 34,338 2,239
NVR Inc
(d)
78 341
PulteGroup Inc 13,044 545
Thor Industries Inc 35,338 2,705
Toll Brothers Inc 321,708 14,918
$ 29,451
Home Furnishings - 0.04%
Dolby Laboratories Inc 4,775 370
Leggett & Platt Inc 9,885 352
Whirlpool Corp 4,260 773
$ 1,495
Housewares - 0.90%
Newell Brands Inc 1,448,276 33,528
Insurance - 8.05%
Aflac Inc 47,874 2,742
Alleghany Corp
(d)
74,379 62,218
American Financial Group Inc/OH 332,543 46,050
Arch Capital Group Ltd
(d)
21,039 961
Arthur J Gallagher & Co 15,235 2,567
Assurant Inc 4,225 768
Assured Guaranty Ltd 5,009 276
Axis Capital Holdings Ltd 73,571 4,218
Brighthouse Financial Inc
(d)
5,755 296
Brown & Brown Inc 16,420 1,018
Cincinnati Financial Corp 11,141 1,367
CNA Financial Corp 2,053 97
Equitable Holdings Inc 26,021 750
Erie Indemnity Co 574 92
Everest Re Group Ltd 150,204 41,263
Fidelity National Financial Inc 253,657 10,101
First American Financial Corp 131,181 7,649
Globe Life Inc 7,447 730
GoHealth Inc
(d)
361 —
Hanover Insurance Group Inc/The 2,655 390
Hartford Financial Services Group Inc/The 24,847 1,738
Kemper Corp 4,468 206
Lemonade Inc
(d),(e)
2,547 53
Lincoln National Corp 11,341 682
Loews Corp 15,535 976
Markel Corp
(d)
5,005 6,773
Mercury General Corp 1,980 100
MGIC Investment Corp 23,689 309
Old Republic International Corp 890,710 19,605
Primerica Inc 2,916 378
Progressive Corp/The 299,000 32,101
Prudential Financial Inc 28,142 3,054
Reinsurance Group of America Inc 4,979 534
RenaissanceRe Holdings Ltd 1,805 259
Unum Group 15,151 462
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Voya Financial Inc 8,201 $ 518
W R Berkley Corp 698,897 46,470
White Mountains Insurance Group Ltd 217 227
Willis Towers Watson PLC 9,228 1,983
$ 299,981
Internet - 0.20%
DoorDash Inc - Class A
(d)
1,307 106
F5 Inc
(d)
4,478 750
Figs Inc
(d)
4,200 66
GoDaddy Inc
(d)
11,210 906
IAC/InterActiveCorp
(d)
5,686 471
Mandiant Inc
(d)
12,320 271
NortonLifeLock Inc 30,037 752
Opendoor Technologies Inc
(d)
27,071 189
TripAdvisor Inc
(d)
2,861 74
Twitter Inc
(d)
51,922 2,545
VeriSign Inc
(d)
7,231 1,292
Vimeo Inc
(d)
809 8
Wayfair Inc
(d)
2,520 194
$ 7,624
Iron & Steel - 2.18%
Cleveland-Cliffs Inc
(d)
33,153 845
Nucor Corp 20,235 3,132
Reliance Steel & Aluminum Co 218,291 43,276
Steel Dynamics Inc 391,397 33,562
United States Steel Corp 19,212 586
$ 81,401
Leisure Products & Services - 0.11%
Brunswick Corp/DE 4,990 377
Carnival Corp
(d)
64,107 1,109
Harley-Davidson Inc 11,384 415
Norwegian Cruise Line Holdings Ltd
(d)
27,455 550
Planet Fitness Inc
(d)
1,934 155
Polaris Inc 1,300 123
Royal Caribbean Cruises Ltd
(d)
16,298 1,267
Virgin Galactic Holdings Inc
(d),(e)
1,008 8
$ 4,004
Lodging - 0.99%
Boyd Gaming Corp 4,805 291
Hilton Worldwide Holdings Inc 224,725 34,897
Hyatt Hotels Corp
(d)
3,679 350
MGM Resorts International 28,043 1,151
Travel + Leisure Co 2,113 117
Wyndham Hotels & Resorts Inc 2,518 222
$ 37,028
Machinery - Construction & Mining - 0.65%
BWX Technologies Inc 1,691 88
Oshkosh Corp 260,926 24,120
$ 24,208
Machinery - Diversified - 4.01%
AGCO Corp 267,687 34,103
Dover Corp 10,671 1,422
Enovis Corp
(d)
3,444 223
Esab Corp
(d)
3,444 162
Flowserve Corp 9,669 316
Gates Industrial Corp PLC
(d)
7,073 90
Graco Inc 4,732 293
IDEX Corp 5,647 1,072
Ingersoll Rand Inc 29,222 1,285
Middleby Corp/The
(d)
233,663 35,959
Nordson Corp 3,578 772
Otis Worldwide Corp 251,147 18,294
Rockwell Automation Inc 3,393 857
Toro Co/The 435,428 34,891
Westinghouse Air Brake Technologies Corp 13,331 1,199
Xylem Inc/NY 228,541 18,398
$ 149,336

Schedule of Investments
MidCap Value Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0.69%
Altice USA Inc
(d)
4,681 $ 43
Cable One Inc 190 222
DISH Network Corp
(d)
18,473 527
FactSet Research Systems Inc 391 158
Fox Corp - A Shares 23,128 829
Fox Corp - B Shares 11,019 366
Liberty Broadband Corp - A Shares
(d)
1,746 188
Liberty Broadband Corp - C Shares
(d)
10,487 1,173
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,781 102
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
14,737 919
Liberty Media Corp-Liberty SiriusXM - A Shares 6,910 289
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
11,883 498
New York Times Co/The 12,266 470
News Corp - A Shares 28,980 575
News Corp - B Shares 9,008 179
Nexstar Media Group Inc 91,406 14,480
Paramount Global - Class A
(e)
611 19
Paramount Global - Class B 43,355 1,262
Sirius XM Holdings Inc
(e)
64,596 388
Warner Bros Discovery Inc
(d)
163,892 2,975
World Wrestling Entertainment Inc 446 26
$ 25,688
Metal Fabrication & Hardware - 0.03%
Crane Co 3,665 353
Timken Co/The 4,773 275
Valmont Industries Inc 1,550 385
$ 1,013
Mining - 0.13%
Alcoa Corp 13,674 927
Royal Gold Inc 31,374 4,094
$ 5,021
Miscellaneous Manufacturers - 2.48%
A O Smith Corp 197,826 11,559
Carlisle Cos Inc 2,356 611
Donaldson Co Inc 8,053 395
ITT Inc 6,407 450
Parker-Hannifin Corp 130,078 35,227
Textron Inc 621,385 43,031
Trane Technologies PLC 8,885 1,243
$ 92,516
Office & Business Equipment - 0.00%
Xerox Holdings Corp 9,414 164
Oil & Gas - 6.01%
APA Corp 26,952 1,103
Continental Resources Inc/OK 4,338 241
Coterra Energy Inc 2,147,192 61,817
Devon Energy Corp 672,136 39,098
Diamondback Energy Inc 7,066 892
EQT Corp 22,635 900
Hess Corp 19,222 1,981
HF Sinclair Corp 447,154 17,001
Marathon Oil Corp 57,582 1,435
Marathon Petroleum Corp 283,746 24,760
Occidental Petroleum Corp 54,870 3,023
Phillips 66 234,466 20,343
Pioneer Natural Resources Co 8,893 2,067
Valero Energy Corp 444,065 49,504
$ 224,165
Oil & Gas Services - 0.51%
Baker Hughes Co 526,367 16,328
Halliburton Co 62,404 2,223
NOV Inc 28,962 525
$ 19,076
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 2.73%
Amcor PLC 112,374 $ 1,333
AptarGroup Inc 228,883 26,283
Ardagh Group SA
(f)
901 —
Ardagh Metal Packaging SA 8,155 58
Ball Corp 16,607 1,348
Berry Global Group Inc
(d)
10,042 566
Crown Holdings Inc 8,018 882
Graphic Packaging Holding Co 15,067 328
Packaging Corp of America 301,970 48,668
Sealed Air Corp 168,036 10,790
Silgan Holdings Inc 226,596 10,054
Sonoco Products Co 7,291 451
Westrock Co 19,314 957
$ 101,718
Pharmaceuticals - 0.34%
AmerisourceBergen Corp 11,043 1,671
Cardinal Health Inc 8,428 489
Elanco Animal Health Inc
(d)
33,094 838
Herbalife Nutrition Ltd
(d)
6,302 167
Jazz Pharmaceuticals PLC
(d)
4,453 713
McKesson Corp 9,543 2,955
Organon & Co 18,860 610
Perrigo Co PLC 112,958 3,874
Premier Inc 8,799 319
Viatris Inc 89,867 928
$ 12,564
Pipelines - 0.92%
Antero Midstream Corp 24,850 255
DT Midstream Inc 324,486 17,441
Equitrans Midstream Corp 338,181 2,658
ONEOK Inc 32,993 2,090
Targa Resources Corp 117,131 8,599
Williams Cos Inc/The 90,414 3,100
$ 34,143
Private Equity - 0.07%
Ares Management Corp 1,278 85
Carlyle Group Inc/The 12,068 438
KKR & Co Inc 41,369 2,108
$ 2,631
Real Estate - 0.16%
CBRE Group Inc 60,646 5,036
Howard Hughes Corp/The
(d)
3,086 309
Jones Lang LaSalle Inc
(d)
3,756 822
$ 6,167
REITs - 8.66%
AGNC Investment Corp 38,968 428
Alexandria Real Estate Equities Inc 205,368 37,410
American Campus Communities Inc 10,178 658
American Homes 4 Rent 753,864 29,861
Americold Realty Trust 19,828 523
Annaly Capital Management Inc 104,904 673
Apartment Income REIT Corp 11,617 571
AvalonBay Communities Inc 10,367 2,358
Boston Properties Inc 11,608 1,365
Brixmor Property Group Inc 22,005 558
Camden Property Trust 184,448 28,938
Cousins Properties Inc 11,018 396
CubeSmart 84,320 4,006
Douglas Emmett Inc 12,366 364
Duke Realty Corp 445,478 24,390
EPR Properties 5,503 289
Equity LifeStyle Properties Inc 451,202 34,869
Equity Residential 69,540 5,668
Essex Property Trust Inc 4,818 1,586
Extra Space Storage Inc 81,631 15,510
Federal Realty Investment Trust 5,794 678
First Industrial Realty Trust Inc 9,564 555
Gaming and Leisure Properties Inc 130,098 5,774
Healthcare Trust of America Inc 16,177 493

Schedule of Investments
MidCap Value Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthpeak Properties Inc 40,085 $ 1,315
Highwoods Properties Inc 7,640 312
Host Hotels & Resorts Inc 52,565 1,070
Hudson Pacific Properties Inc 11,017 256
Invitation Homes Inc 44,379 1,767
Iron Mountain Inc 6,306 339
JBG SMITH Properties 9,084 239
Kilroy Realty Corp 8,630 604
Kimco Realty Corp 43,189 1,094
Lamar Advertising Co 333,808 36,856
Life Storage Inc 6,057 803
Medical Properties Trust Inc 43,933 808
Mid-America Apartment Communities Inc 25,986 5,111
National Retail Properties Inc 825,986 36,211
New Residential Investment Corp 32,166 335
Omega Healthcare Investors Inc 17,738 452
Orion Office REIT Inc 4,098 55
Park Hotels & Resorts Inc 17,452 344
Rayonier Inc 10,564 456
Realty Income Corp 151,688 10,522
Regency Centers Corp 12,556 864
Rexford Industrial Realty Inc 11,932 931
SBA Communications Corp 6,711 2,329
Simon Property Group Inc 3,179 375
SL Green Realty Corp 4,976 344
Spirit Realty Capital Inc 9,454 411
Starwood Property Trust Inc 21,527 493
STORE Capital Corp 18,162 516
Sun Communities Inc 8,518 1,496
UDR Inc 23,509 1,251
Ventas Inc 148,284 8,237
VICI Properties Inc 62,401 1,860
Vornado Realty Trust 13,043 505
Welltower Inc 32,386 2,941
Weyerhaeuser Co 55,720 2,297
WP Carey Inc 14,037 1,134
$ 322,854
Retail - 3.17%
Advance Auto Parts Inc 4,629 924
AutoNation Inc
(d)
148,652 17,230
AutoZone Inc
(d)
1,204 2,355
Bath & Body Works Inc 7,462 395
Best Buy Co Inc 13,741 1,236
Burlington Stores Inc
(d)
286 58
CarMax Inc
(d)
11,086 951
Casey's General Stores Inc 2,740 552
Darden Restaurants Inc 3,028 399
Dick's Sporting Goods Inc
(e)
4,481 432
Dollar Tree Inc
(d)
16,559 2,690
Domino's Pizza Inc 863 292
Foot Locker Inc 6,479 190
Gap Inc/The 14,964 186
Genuine Parts Co 10,358 1,347
Kohl's Corp 10,259 594
Lithia Motors Inc 1,989 563
MSC Industrial Direct Co Inc 39,521 3,275
Nordstrom Inc 1,291 33
Olaplex Holdings Inc
(d)
4,844 71
Ollie's Bargain Outlet Holdings Inc
(d)
4,668 224
O'Reilly Automotive Inc
(d)
3,443 2,088
Penske Automotive Group Inc 48,105 5,042
Petco Health & Wellness Co Inc
(d),(e)
3,854 74
Qurate Retail Inc 26,904 113
Ross Stores Inc 349,000 34,820
Victoria's Secret & Co
(d)
2,351 111
Vroom Inc
(d)
6,429 10
Williams-Sonoma Inc 1,320 172
Yum China Holdings Inc 29,374 1,228
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 347,674 $ 40,681
$ 118,336
Savings & Loans - 0.01%
New York Community Bancorp Inc 33,556 310
TFS Financial Corp 3,660 55
$ 365
Semiconductors - 0.81%
Azenta Inc 957 72
Cirrus Logic Inc
(d)
4,232 321
GLOBALFOUNDRIES Inc
(d),(e)
1,847 97
IPG Photonics Corp
(d)
2,496 236
Marvell Technology Inc 62,658 3,639
Microchip Technology Inc 6,404 417
MKS Instruments Inc 196,641 22,413
ON Semiconductor Corp
(d)
14,453 753
Qorvo Inc
(d)
8,036 914
Skyworks Solutions Inc 6,476 734
Wolfspeed Inc
(d)
8,575 786
$ 30,382
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 2,927 623
Software - 0.87%
Akamai Technologies Inc
(d)
11,956 1,342
ANSYS Inc
(d)
3,783 1,043
Black Knight Inc
(d)
11,300 743
Broadridge Financial Solutions Inc 792 114
C3.ai Inc
(d),(e)
3,238 55
CDK Global Inc 7,441 405
Ceridian HCM Holding Inc
(d)
9,738 547
Cerner Corp 71,574 6,703
Change Healthcare Inc
(d)
18,597 438
Citrix Systems Inc 5,931 594
Cloudflare Inc
(d)
1,095 94
Concentrix Corp 84,797 13,353
Datto Holding Corp
(d)
1,795 62
Definitive Healthcare Corp
(d),(e)
893 21
Duck Creek Technologies Inc
(d)
4,143 66
Dynatrace Inc
(d)
863 33
Fastly Inc
(d)
7,861 125
Guidewire Software Inc
(d)
6,238 542
Informatica Inc
(d),(e)
696 14
Jack Henry & Associates Inc 3,973 753
Jamf Holding Corp
(d)
611 19
Loyalty Ventures Inc
(d)
1,481 19
Manhattan Associates Inc
(d)
2,199 287
MSCI Inc 1,709 720
N-able Inc
(d)
2,939 29
Paychex Inc 3,069 389
Paycor HCM Inc
(d)
976 24
Pegasystems Inc 172 13
Procore Technologies Inc
(d)
1,234 69
Signify Health Inc
(d)
4,759 66
SolarWinds Corp 2,596 32
SS&C Technologies Holdings Inc 16,664 1,078
Synopsys Inc
(d)
4,129 1,184
Take-Two Interactive Software Inc
(d)
6,809 814
Teradata Corp
(d)
1,172 49
Tyler Technologies Inc
(d)
401 158
Zynga Inc
(d)
40,033 331
$ 32,328
Telecommunications - 0.69%
Arista Networks Inc
(d)
1,900 220
Ciena Corp
(d)
11,464 632
Corning Inc 37,464 1,318
Juniper Networks Inc 23,725 748
Lumen Technologies Inc 75,823 763
Motorola Solutions Inc 102,359 21,873
Ubiquiti Inc
(e)
55 16

Schedule of Investments
MidCap Value Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Viasat Inc
(d)
5,171 $ 190
$ 25,760
Toys, Games & Hobbies - 0.02%
Hasbro Inc 9,509 837
Transportation - 2.26%
CH Robinson Worldwide Inc 7,707 818
Expeditors International of Washington Inc 130,303 12,909
JB Hunt Transport Services Inc 124,700 21,305
Kirby Corp
(d)
4,430 289
Knight-Swift Transportation Holdings Inc 126,067 6,037
Landstar System Inc 211,038 32,690
Old Dominion Freight Line Inc 11,605 3,251
Ryder System Inc 3,882 271
Schneider National Inc 279,382 6,602
XPO Logistics Inc
(d)
1,028 55
$ 84,227
Water - 0.08%
American Water Works Co Inc 13,506 2,081
Essential Utilities Inc 17,143 767
$ 2,848
TOTAL COMMON STOCKS $ 3,584,964
Total Investments $ 3,730,190
Other Assets and Liabilities -  (0.07)% (2,786)
TOTAL NET ASSETS - 100.00% $ 3,727,404
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,536 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,432 or 0.04% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23.57%
Industrial 20.37%
Consumer, Non-cyclical 15.99%
Consumer, Cyclical 10.60%
Energy 7.47%
Technology 6.61%
Basic Materials 5.65%
Utilities 4.28%
Money Market Funds 2.92%
Communications 1.64%
Investment Companies 0.97%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 31,640 $ 1,034,584 $ 958,842 $ 107,382
$ 31,640 $ 1,034,584 $ 958,842 $ 107,382
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2022 Long 112 $ 27,945 $ (1,124)
Total $ (1,124)
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .80 % Shares Held Value (000's)
Money Market Funds - 3 .80%
DWS Government Money Market Series -
Institutional Class 0.30%
(a)
8,260,000 $ 8,260
Goldman Sachs Financial Square Government
Fund - Institutional Class 0.32%
(a)
7,680,000 7,680
Invesco Government & Agency Portfolio -
Institutional Class 0.23%
(a)
8,670,000 8,670
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.31%
(a)
6,000,000 6,000
$ 30,610
TOTAL INVESTMENT COMPANIES $ 30,610
BONDS - 3 .16%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0 .41%
ARI Fleet Lease Trust 2021-A
0.17%, 06/15/2022
(b)
$ 172 $ 172
CarMax Auto Owner Trust 2022-1
0.31%, 02/15/2023 1,943 1,943
Carvana Auto Receivables Trust 2021-P4
0.31%, 01/10/2023 118 118
Enterprise Fleet Financing 2021-3 LLC
0.22%, 11/21/2022
(b)
1,063 1,063
$ 3,296
Diversified Financial Services - 0 .04%
Corporate Finance Managers Inc
0.76%, 05/06/2022
(c)
310 310
Insurance - 2 .11%
Met Life
0.42%, 08/17/2022 9,000 9,000
New York Life
0.32%, 07/20/2022 8,000 8,000
$ 17,000
Other Asset Backed Securities - 0 .60%
Dell Equipment Finance Trust 2021-2
0.18%, 09/22/2022
(b)
284 284
Dllmt 2021-1 LLC
0.23%, 10/20/2022
(b)
753 753
GreatAmerica Leasing Receivables Funding LLC
Series 2021-2
0.15%, 10/17/2022
(b)
661 661
HPEFS Equipment Trust
0.43%, 01/20/2023
(b)
3,099 3,099
$ 4,797
TOTAL BONDS $ 25,403
MUNICIPAL BONDS - 1 .76%
Principal
Amount (000's) Value (000's)
Colorado - 0 .56%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
0.57%, 05/06/2022
(c),(d)
$ 4,515 $ 4,515
Maryland - 0 .35%
City of Baltimore MD (credit support from State
Street Bank )
0.41%, 05/06/2022
(c),(d)
2,840 2,840
New York - 0 .85%
New York City Housing Development
Corp (credit support from Fannie Mae )
0.40%, 05/06/2022
(c),(d)
2,100 2,100
0.42%, 05/06/2022
(c),(d)
4,700 4,700
$ 6,800
TOTAL MUNICIPAL BONDS $ 14,155
COMMERCIAL PAPER - 86 .92%
Principal
Amount (000's) Value (000's)
Agriculture - 4 .12%
Archer-Daniels-Midland Co
0.34%, 05/05/2022
(b)
$ 4,000 $ 4,000
0.43%, 05/09/2022
(b)
1,000 1,000
0.43%, 05/11/2022
(b)
4,300 4,299
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Archer-Daniels-Midland Co   (continued)
0.50%, 05/16/2022
(b)
$ 4,000 $ 3,999
0.52%, 05/18/2022
(b)
3,500 3,499
0.55%, 05/20/2022
(b)
3,200 3,199
Philip Morris International Inc
0.51%, 05/23/2022
(b)
4,200 4,199
0.61%, 06/08/2022
(b)
5,000 4,997
0.64%, 06/01/2022
(b)
4,000 3,998
$ 33,190
Automobile Manufacturers - 5 .04%
BMW US Capital LLC (credit support from
BMW AG )
0.34%, 05/03/2022
(b),(d)
4,500 4,500
0.40%, 05/11/2022
(b),(d)
4,700 4,700
0.50%, 05/16/2022
(b),(d)
4,700 4,699
0.50%, 05/18/2022
(b),(d)
4,700 4,699
PACCAR Financial Corp (credit support from
Paccar Inc )
0.35%, 05/02/2022
(d)
4,500 4,500
0.40%, 05/16/2022
(d)
4,500 4,499
0.61%, 05/31/2022
(d)
3,800 3,798
Toyota Credit de Puerto Rico Corp (credit
support from Toyota Financial Services )
0.55%, 06/13/2022
(d)
4,500 4,497
Toyota Motor Credit Corp
0.82%, 05/25/2022 4,700 4,697
$ 40,589
Banks - 22 .77%
Australia & New Zealand Banking Group Ltd
0.35%, 05/02/2022
(b),(e)
5,000 5,000
0.35%, 05/09/2022
(b),(e)
4,700 4,700
0.52%, 05/25/2022
(b),(e)
4,500 4,498
0.70%, 05/26/2022
(b),(e)
3,500 3,498
Bank of Nova Scotia/The
0.70%, 06/15/2022
(b),(e)
3,000 2,997
Barclays Bank PLC
0.69%, 05/24/2022
(b)
4,500 4,498
0.72%, 05/31/2022
(b)
4,700 4,697
0.82%, 05/23/2022
(b)
2,530 2,529
0.95%, 06/29/2022 4,700 4,693
CAFCO LLC
0.75%, 05/26/2022
(b)
4,800 4,797
0.90%, 07/08/2022
(b)
3,000 2,995
DBS Bank Ltd
0.45%, 05/04/2022
(b),(e)
1,850 1,850
0.52%, 05/25/2022
(b),(e)
4,500 4,498
0.70%, 06/03/2022
(b),(e)
1,200 1,199
0.74%, 06/01/2022
(b),(e)
4,000 3,997
DNB Bank ASA
0.68%, 05/27/2022
(b),(e)
4,500 4,498
ING US Funding LLC (credit support from ING
Bank )
0.35%, 05/04/2022
(b),(d)
4,600 4,600
0.63%, 05/03/2022
(b),(d)
4,300 4,300
0.70%, 06/07/2022
(b),(d)
3,000 2,998
0.80%, 06/15/2022
(b),(d)
1,320 1,319
Kreditanstalt fuer Wiederaufbau (credit support
from Republic of Germany )
0.41%, 05/02/2022
(b),(d),(e)
4,800 4,800
0.45%, 05/13/2022
(b),(d),(e)
4,000 3,999
0.46%, 05/03/2022
(b),(d),(e)
4,700 4,700
Manhattan Asset Funding Co LLC
0.52%, 05/24/2022
(b)
4,000 3,999
0.75%, 06/06/2022
(b)
1,500 1,499
0.95%, 06/21/2022
(b)
4,800 4,794
1.10%, 07/27/2022
(b)
3,535 3,526

Schedule of Investments
Money Market Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Trust & Banking Corp/NY
0.50%, 05/10/2022
(b)
$ 6,000 $ 5,999
0.64%, 05/12/2022
(b)
4,000 3,999
0.95%, 07/06/2022
(b)
4,740 4,732
Mizuho Bank Ltd/New York NY
0.64%, 05/12/2022
(b)
4,000 3,999
0.64%, 05/24/2022
(b)
4,500 4,498
0.65%, 05/06/2022
(b)
4,000 4,000
0.70%, 06/08/2022
(b)
3,000 2,998
0.90%, 06/14/2022
(b)
600 599
National Australia Bank Ltd (credit support from
National Australia Funding Delaware Inc )
0.55%, 05/26/2022
(b),(d),(e)
4,500 4,498
Sheffield Receivables Co LLC
0.60%, 05/05/2022
(b)
4,700 4,700
0.60%, 05/19/2022
(b)
4,500 4,499
0.75%, 05/23/2022
(b)
4,500 4,498
0.82%, 06/23/2022
(b)
1,610 1,608
0.85%, 06/24/2022
(b)
3,500 3,495
Skandinaviska Enskilda Banken AB
0.41%, 05/04/2022
(b),(e)
4,700 4,700
0.99%, 06/21/2022
(b),(e)
4,100 4,094
Societe Generale SA
0.27%, 05/02/2022
(b),(e)
12,000 12,000
Sumitomo Mitsui Banking Corp
0.42%, 05/03/2022
(b),(e)
2,500 2,500
Toronto-Dominion Bank/The
0.84%, 06/28/2022
(b),(e)
4,500 4,494
$ 183,388
Chemicals - 2 .17%
BASF SE
0.75%, 05/26/2022
(b)
4,500 4,497
1.00%, 06/27/2022
(b)
4,500 4,493
1.10%, 06/29/2022
(b)
4,000 3,993
1.20%, 07/01/2022
(b)
4,500 4,491
$ 17,474
Commercial Services - 0 .37%
Experian Finance PLC (credit support from
Experian PLC )
0.50%, 05/06/2022
(b),(d)
3,000 3,000
Consumer Products - 0 .81%
Kimberly-Clark Corp
0.35%, 05/02/2022
(b)
4,550 4,550
0.45%, 05/10/2022
(b)
2,000 2,000
$ 6,550
Diversified Financial Services - 23 .58%
AllianceBernstein LP
0.47%, 05/09/2022
(b)
4,500 4,499
Anglesea Funding LLC
0.35%, 05/04/2022
(b)
4,700 4,700
0.45%, 05/06/2022
(b)
1,500 1,500
0.58%, 05/12/2022
(b)
4,700 4,699
Chesham Finance Ltd / Chesham Finance LLC
0.32%, 05/02/2022
(b)
8,000 8,000
Collateralized Commercial Paper V Co LLC
0.35%, 05/20/2022 4,000 3,999
0.45%, 05/02/2022 360 360
0.50%, 05/13/2022 4,445 4,444
0.50%, 05/27/2022 2,000 1,999
0.55%, 05/09/2022 1,800 1,800
0.70%, 06/10/2022 1,700 1,699
0.73%, 06/01/2022 4,000 3,997
CRC Funding LLC
0.58%, 06/06/2022
(b)
4,000 3,998
1.01%, 07/06/2022
(b)
4,500 4,492
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
DCAT LLC
0.40%, 05/05/2022 $ 4,000 $ 4,000
0.42%, 05/09/2022 4,000 4,000
0.45%, 05/12/2022 4,000 3,999
0.48%, 05/18/2022 4,000 3,999
0.65%, 05/23/2022 1,530 1,529
0.73%, 05/25/2022 2,500 2,499
Fairway Finance Co LLC
0.25%, 05/10/2022
(b)
4,000 4,000
0.55%, 05/16/2022
(b)
2,000 2,000
0.90%, 06/06/2022
(b)
3,000 2,997
Glencove Funding LLC
0.27%, 05/04/2022
(b)
700 700
0.35%, 05/05/2022
(b)
4,500 4,500
0.38%, 05/06/2022
(b)
4,000 4,000
0.52%, 05/16/2022
(b)
4,000 3,999
0.60%, 05/17/2022
(b)
960 960
1.02%, 07/01/2022
(b)
4,000 3,993
Goldman Sachs International
0.75%, 06/01/2022
(b)
4,100 4,097
0.83%, 06/07/2022
(b)
4,000 3,997
Gotham Funding Corp
0.35%, 05/04/2022
(b)
2,500 2,500
0.74%, 06/06/2022
(b)
4,000 3,997
1.00%, 07/05/2022
(b)
4,500 4,492
1.00%, 07/07/2022
(b)
4,350 4,342
1.03%, 07/08/2022
(b)
3,500 3,493
Great Bear Funding LLC
0.34%, 05/05/2022
(b)
4,700 4,700
0.54%, 05/11/2022
(b)
4,700 4,699
0.63%, 05/19/2022
(b)
3,000 2,999
Liberty Street Funding LLC
0.32%, 05/03/2022
(b)
1,400 1,400
0.95%, 06/09/2022
(b)
3,000 2,997
1.20%, 07/28/2022
(b)
3,250 3,240
Longship Funding LLC
0.47%, 05/11/2022
(b)
5,000 4,999
0.50%, 05/13/2022
(b)
4,700 4,699
0.55%, 05/17/2022
(b)
4,500 4,499
0.58%, 05/16/2022
(b)
4,800 4,799
Nationwide Building Society
0.35%, 05/03/2022
(b)
4,800 4,800
0.38%, 05/06/2022
(b)
4,000 4,000
0.39%, 05/04/2022
(b)
4,000 4,000
Thunder Bay Funding LLC
0.55%, 05/12/2022
(b)
4,800 4,799
0.60%, 05/16/2022
(b)
4,500 4,499
0.80%, 06/21/2022
(b)
4,500 4,495
$ 189,903
Electric - 2 .73%
National Rural Utilities Cooperative Finance Corp
0.48%, 05/05/2022 4,500 4,500
0.50%, 05/10/2022 4,500 4,499
0.50%, 05/13/2022 4,500 4,499
0.58%, 05/18/2022 5,000 4,999
NSTAR Electric Co
0.54%, 05/17/2022 3,500 3,499
$ 21,996
Electrical Components & Equipment - 0 .56%
Emerson Electric Co
0.57%, 05/11/2022
(b)
4,500 4,499
Food - 0 .62%
Unilever Capital Corp (credit support from
Unilever PLC )
0.47%, 05/09/2022
(b),(d)
5,000 4,999

Schedule of Investments
Money Market Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 1 .64%
UnitedHealth Group Inc
0.50%, 05/02/2022
(b)
$ 4,500 $ 4,500
0.50%, 05/03/2022
(b)
4,000 4,000
0.80%, 05/23/2022
(b)
4,700 4,698
$ 13,198
Holding Companies - Diversified - 1 .12%
Koch Industries Inc
0.50%, 05/12/2022 4,500 4,499
0.58%, 05/06/2022 4,500 4,500
$ 8,999
Insurance - 0 .56%
Prudential PLC
0.37%, 05/05/2022
(b)
4,500 4,500
Internet - 0 .58%
Alphabet Inc
0.42%, 05/13/2022
(b)
4,700 4,699
Machinery - Construction & Mining - 1 .67%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
0.34%, 05/02/2022
(d)
4,500 4,500
0.50%, 05/10/2022
(d)
4,500 4,500
0.60%, 05/25/2022
(d)
4,500 4,498
$ 13,498
Machinery - Diversified - 2 .20%
John Deere Capital Corp
0.44%, 05/18/2022
(b)
4,500 4,499
0.50%, 05/26/2022
(b)
4,000 3,998
0.67%, 06/17/2022
(b)
4,500 4,496
0.70%, 06/07/2022
(b)
4,700 4,697
$ 17,690
Miscellaneous Manufacturers - 0 .50%
Illinois Tool Works Inc
0.50%, 05/10/2022
(b)
4,000 3,999
Oil & Gas - 4 .21%
BP Capital Markets PLC (credit support from BP
PLC )
0.65%, 05/09/2022
(b),(d)
9,000 8,999
0.70%, 06/02/2022
(b),(d)
4,500 4,497
0.85%, 06/10/2022
(b),(d)
2,500 2,498
TotalEnergies Capital Canada Ltd (credit support
from Total SA )
0.40%, 05/04/2022
(b),(d)
4,500 4,500
0.47%, 05/10/2022
(b),(d)
4,700 4,699
0.60%, 05/13/2022
(b),(d)
4,700 4,699
0.75%, 05/27/2022
(b),(d)
4,000 3,998
$ 33,890
Oil & Gas Services - 2 .49%
Schlumberger Investment SA (credit support
from Schlumberger NV )
0.47%, 05/10/2022
(b),(d)
4,500 4,500
0.50%, 05/09/2022
(b),(d)
4,550 4,550
0.52%, 05/11/2022
(b),(d)
4,500 4,499
0.60%, 05/19/2022
(b),(d)
2,500 2,499
0.67%, 05/27/2022
(b),(d)
4,000 3,998
$ 20,046
Pharmaceuticals - 1 .12%
Novartis Finance Corp (credit support from
Novartis AG )
0.38%, 05/02/2022
(b),(d)
4,000 4,000
0.40%, 05/06/2022
(b),(d)
5,000 5,000
$ 9,000
Retail - 3 .97%
Target Corp
0.32%, 05/02/2022
(b)
15,000 15,000
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
0.36%, 05/02/2022
(b)
$ 4,500 $ 4,500
0.36%, 05/04/2022
(b)
4,500 4,500
0.40%, 05/11/2022
(b)
4,500 4,499
0.65%, 06/06/2022
(b)
3,500 3,498
$ 31,997
Supranational Bank - 1 .83%
Corp Andina de Fomento
0.30%, 05/02/2022
(b)
10,290 10,290
0.42%, 05/06/2022
(b)
4,500 4,500
$ 14,790
Water - 2 .26%
American Water Capital Corp (credit support
from American Water Works )
0.40%, 05/03/2022
(b),(d)
4,500 4,500
0.40%, 05/09/2022
(b),(d)
300 300
0.42%, 05/12/2022
(b),(d)
4,500 4,499
0.45%, 05/06/2022
(b),(d)
4,700 4,700
0.50%, 05/17/2022
(b),(d)
4,240 4,239
$ 18,238
TOTAL COMMERCIAL PAPER $ 700,132
REPURCHASE AGREEMENTS - 4 .22%
Maturity
Amount (000's) Value (000's)
Banks - 4 .22%
Barclays Capital Repurchase Agreement; 0.30%
traded 04/29/2022 maturing 05/02/2022
(collateralized by US Government Security;
$18,360,052; 2.88%; dated 08/15/2045)
$ 18,000 $ 18,000
Merrill Lynch Repurchase Agreement; 0.29%
traded 04/29/2022 maturing 05/02/2022
(collateralized by US Government Security;
$16,320,034; 3.13%; dated 11/15/2028)
16,000 16,000
$ 34,000
TOTAL REPURCHASE AGREEMENTS $ 34,000
Total Investments $ 804,300
Other Assets and Liabilities -  0.14% 1,158
TOTAL NET ASSETS - 100.00% $ 805,458
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $596,663 or 74.08% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.

Schedule of Investments
Money Market Fund
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 53 .28%
Consumer, Cyclical 9 .01%
Consumer, Non-cyclical 8 .68%
Energy 6 .70%
Utilities 4 .99%
Industrial 4 .93%
Money Market Funds 3 .80%
Basic Materials 2 .17%
Government 1 .83%
Insured 1 .76%
Diversified 1 .12%
Asset Backed Securities 1 .01%
Communications 0 .58%
Other Assets and Liabilities
0 .14%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.06% Shares Held Value (000's)
Exchange-Traded Funds - 0.27%
iShares MSCI EAFE Value ETF
(a)
123,900 $ 5,898
Money Market Funds - 6.79%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(b),(c)
31,997,472 31,998
Principal Government Money Market Fund -
Institutional Class 0.27%
(b),(c),(d)
115,446,971 115,447
$ 147,445
TOTAL INVESTMENT COMPANIES $ 153,343
COMMON STOCKS - 95.89% Shares Held Value (000's)
Advertising - 0.05%
Dentsu Group Inc 6,000 $ 216
Hakuhodo DY Holdings Inc 3,100 37
Publicis Groupe SA 6,386 383
WPP PLC 32,698 408
$ 1,044
Aerospace & Defense - 7 .40%
BAE Systems PLC 4,070,986 37,602
Dassault Aviation SA 703 118
Rheinmetall AG 211,093 47,585
Rolls-Royce Holdings PLC
(e)
31,093,438 31,876
Thales SA 341,790 43,758
$ 160,939
Agriculture - 0.85%
British American Tobacco PLC 412,492 17,288
Imperial Brands PLC 26,503 552
Japan Tobacco Inc 33,500 570
$ 18,410
Airlines - 1.04%
Air Canada
(e)
316,900 5,550
ANA Holdings Inc
(e)
2,900 55
Deutsche Lufthansa AG
(e)
8,373 62
Japan Airlines Co Ltd
(e)
2,400 40
Qantas Airways Ltd
(e)
12,940 50
Ryanair Holdings PLC ADR
(e)
193,450 16,892
Singapore Airlines Ltd
(e)
13,000 51
$ 22,700
Automobile Manufacturers - 1.26%
Bayerische Motoren Werke AG 9,274 757
Daimler Truck Holding AG
(e)
11,523 310
Hino Motors Ltd 7,900 41
Honda Motor Co Ltd 665,200 17,497
Isuzu Motors Ltd 8,000 93
Mazda Motor Corp 15,800 112
Mercedes-Benz Group AG 23,969 1,673
Nissan Motor Co Ltd
(e)
64,900 260
Renault SA
(e)
5,383 132
Stellantis NV 57,016 765
Subaru Corp 17,100 260
Suzuki Motor Corp 5,000 151
Toyota Motor Corp 296,850 5,086
Volkswagen AG 910 197
$ 27,334
Automobile Parts & Equipment - 1.26%
Aisin Corp 4,000 116
Bridgestone Corp 567,000 20,782
Cie Generale des Etablissements Michelin SCA 4,751 589
Continental AG 3,082 211
Faurecia SE 3,395 74
NGK Insulators Ltd 7,000 94
Stanley Electric Co Ltd 3,600 62
Sumitomo Electric Industries Ltd 21,100 227
Toyota Industries Corp 4,100 246
Valeo 279,564 5,083
$ 27,484
Banks - 15.00%
ABN AMRO Bank NV
(a),(f)
11,848 147
Australia & New Zealand Banking Group Ltd 78,942 1,502
Banco Bilbao Vizcaya Argentaria SA 1,487,343 7,805
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Banco Santander SA 485,589 $ 1,419
Bank Hapoalim BM 31,811 295
Bank Leumi Le-Israel BM 40,686 427
Bank Mandiri Persero Tbk PT 2,644,000 1,624
Barclays PLC 8,788,611 16,155
BNP Paribas SA 174,621 9,054
BOC Hong Kong Holdings Ltd 10,414,300 37,698
CaixaBank SA 4,483,601 14,473
Chiba Bank Ltd/The 14,700 85
Commerzbank AG
(e)
28,055 183
Commonwealth Bank of Australia 31,062 2,258
Concordia Financial Group Ltd 30,300 110
Credit Agricole SA 34,634 374
Credit Suisse Group AG 1,398,626 9,493
Danske Bank A/S 19,315 296
DBS Group Holdings Ltd 25,200 611
Deutsche Bank AG 57,876 579
DNB Bank ASA 26,049 505
Erste Group Bank AG 3,371 105
Grupo Financiero Banorte SAB de CV 3,217,600 21,207
Hang Seng Bank Ltd 21,200 375
HSBC Holdings PLC 7,206,775 45,036
ING Groep NV 4,999,169 47,363
Intesa Sanpaolo SpA 462,493 942
Investec PLC 1,251,806 7,373
Israel Discount Bank Ltd 11,411 67
Japan Post Bank Co Ltd 11,400 86
KBC Group NV 7,003 476
Lloyds Banking Group PLC 1,988,350 1,129
Macquarie Group Ltd 3,323 478
Mediobanca Banca di Credito Finanziario SpA 17,396 174
Mitsubishi UFJ Financial Group Inc 334,700 1,946
Mizrahi Tefahot Bank Ltd 3,950 146
Mizuho Financial Group Inc 67,500 820
National Australia Bank Ltd 91,635 2,092
NatWest Group PLC 158,363 425
Nordea Bank Abp 89,775 895
Oversea-Chinese Banking Corp Ltd 61,400 545
Raiffeisen Bank International AG 4,147 47
Resona Holdings Inc 57,600 251
Shizuoka Bank Ltd/The 12,400 80
Skandinaviska Enskilda Banken AB 45,575 511
Societe Generale SA 22,703 546
Standard Chartered PLC 47,639 326
Sumitomo Mitsui Financial Group Inc 370,400 11,192
Sumitomo Mitsui Trust Holdings Inc 9,407 292
Svenska Handelsbanken AB 40,845 412
Swedbank AB 908,002 14,364
UBS Group AG 98,495 1,672
UniCredit SpA 3,215,530 29,760
United Overseas Bank Ltd 1,365,200 29,224
Westpac Banking Corp 35,956 602
$ 326,052
Beverages - 2.12%
Anheuser-Busch InBev SA/NV 24,323 1,400
Asahi Group Holdings Ltd 12,800 483
Carlsberg AS 2,813 357
Coca-Cola Europacific Partners PLC 293,902 14,680
Coca-Cola HBC AG
(e)
5,628 114
Kirin Holdings Co Ltd 1,411,500 20,576
Pernod Ricard SA 39,914 8,238
Suntory Beverage & Food Ltd 4,000 158
$ 46,006
Biotechnology - 0.01%
Argenx SE
(e)
835 241
Building Materials - 0.12%
AGC Inc 5,400 202
Cie de Saint-Gobain 4,960 289
CRH PLC 21,634 855

Schedule of Investments
Overseas Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
HeidelbergCement AG 4,170 $ 240
Holcim AG
(e)
14,663 717
Lixil Corp 7,400 130
Rinnai Corp 400 26
TOTO Ltd 1,500 51
Xinyi Glass Holdings Ltd 50,000 111
$ 2,621
Chemicals - 1.24%
Air Liquide SA 44,938 7,775
Akzo Nobel NV 167,570 14,536
Arkema SA 1,721 196
Asahi Kasei Corp 35,000 287
BASF SE 25,723 1,355
Brenntag SE 4,329 334
Chr Hansen Holding A/S 1,036 81
Clariant AG
(e)
3,019 52
Covestro AG
(f)
5,411 233
EMS- Chemie Holding AG 70 62
Evonik Industries AG 5,875 154
ICL Group Ltd 19,783 215
Johnson Matthey PLC 5,422 149
Mitsubishi Chemical Holdings Corp 23,100 141
Mitsubishi Gas Chemical Co Inc 4,200 61
Mitsui Chemicals Inc 5,000 114
Nitto Denko Corp 4,000 269
Solvay SA 2,077 195
Sumitomo Chemical Co Ltd 41,500 176
Toray Industries Inc 38,700 183
Tosoh Corp 7,200 99
Yara International ASA 4,638 236
$ 26,903
Commercial Services - 2.28%
Adecco Group AG 4,476 173
Amadeus IT Group SA
(e)
449,304 28,155
Dai Nippon Printing Co Ltd 6,100 127
Randstad NV 3,351 177
RELX PLC 341,621 10,177
RELX PLC 333,152 9,931
Secom Co Ltd 2,100 148
Securitas AB
(a)
8,771 103
SGS SA 60 154
TOPPAN INC 7,300 121
Transurban Group 30,086 302
$ 49,568
Computers - 0.01%
Computershare Ltd 5,324 94
CyberArk Software Ltd
(e)
726 114
$ 208
Consumer Products - 0.98%
Henkel AG & Co KGaA 2,912 185
Reckitt Benckiser Group PLC 271,231 21,152
$ 21,337
Cosmetics & Personal Care - 1.08%
Essity AB 17,047 450
Kao Corp 4,700 188
Kose Corp 300 31
Lion Corp 2,900 30
Pola Orbis Holdings Inc 1,600 18
Unilever PLC 487,013 22,641
$ 23,358
Distribution & Wholesale - 0.86%
Bunzl PLC 6,141 237
ITOCHU Corp 16,600 501
Marubeni Corp 43,700 477
Mitsubishi Corp 35,300 1,185
Mitsui & Co Ltd 28,300 685
Rexel SA 726,579 14,884
Sumitomo Corp 31,400 497
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Toyota Tsusho Corp 6,000 $ 216
$ 18,682
Diversified Financial Services - 2.46%
abrdn plc 61,083 144
AerCap Holdings NV
(e)
3,772 176
Amundi SA
(f)
1,707 103
Ashmore Group PLC 4,186,599 11,574
ASX Ltd 1,898 115
Daiwa Securities Group Inc 40,200 197
Hargreaves Lansdown PLC 9,963 114
Julius Baer Group Ltd 385,068 18,401
Mitsubishi HC Capital Inc 18,300 82
Nomura Holdings Inc 85,800 330
ORIX Corp 1,190,800 21,719
SBI Holdings Inc /Japan
(a)
6,800 152
Schroders PLC 3,483 123
St James's Place PLC 15,127 243
Tokyo Century Corp 1,100 34
$ 53,507
Electric - 3.06%
Chubu Electric Power Co Inc 18,000 182
CLP Holdings Ltd 46,000 449
E.ON SE 22,005 229
EDP - Energias de Portugal SA 77,735 362
EDP Renovaveis SA 2,826 67
Electricite de France SA 15,308 139
Endesa SA 8,897 187
Enel SpA 4,474,228 29,095
Engie SA
(a)
51,146 604
Fortum Oyj 12,438 207
HK Electric Investments & HK Electric
Investments Ltd
73,500 73
Iberdrola SA 719,849 8,271
Kansai Electric Power Co Inc /The 19,600 172
Mercury NZ Ltd 19,078 74
Meridian Energy Ltd 23,434 71
National Grid PLC 101,289 1,505
Origin Energy Ltd 49,332 236
Orsted AS
(f)
3,445 381
Power Assets Holdings Ltd 38,500 259
Red Electrica Corp SA 12,125 244
RWE AG 539,732 22,409
SSE PLC 29,842 693
Terna - Rete Elettrica Nazionale 39,400 321
Tokyo Electric Power Co Holdings Inc
(e)
42,500 147
Uniper SE 2,563 66
$ 66,443
Electrical Components & Equipment - 0.07%
ABB Ltd 45,997 1,380
Brother Industries Ltd 6,400 111
$ 1,491
Electronics - 0.62%
Hirose Electric Co Ltd 500 63
Kyocera Corp 9,000 473
Murata Manufacturing Co Ltd 217,300 12,953
Yokogawa Electric Corp 3,100 49
$ 13,538
Engineering & Construction - 3.61%
ACS Actividades de Construccion y Servicios SA 6,527 167
Aena SME SA
(e),(f)
101,911 14,462
Auckland International Airport Ltd
(e)
12,271 62
Balfour Beatty PLC 752,638 2,280
Beijing Capital International Airport Co Ltd
(e)
10,606,000 5,794
Bouygues SA
(a)
6,426 221
CK Infrastructure Holdings Ltd 3,800,000 25,549
Eiffage SA 1,168 115
Kajima Corp 12,400 138
Keppel Corp Ltd 40,600 200
Lendlease Corp Ltd 19,287 165

Schedule of Investments
Overseas Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Obayashi Corp 18,000 $ 124
Shimizu Corp 15,200 80
Skanska AB 9,530 182
Taisei Corp 5,300 144
Vinci SA
(a)
296,154 28,737
$ 78,420
Entertainment - 1.14%
Flutter Entertainment PLC
(e)
1,636 164
Genting Singapore Ltd 41,710,600 24,217
Tabcorp Holdings Ltd 62,326 238
Toho Co Ltd/Tokyo 1,200 45
$ 24,664
Food - 4.20%
Ajinomoto Co Inc 6,400 166
Associated British Foods PLC 744,234 14,893
Carrefour SA 271,659 5,762
Chocoladefabriken Lindt & Spruengli AG - PC 10 112
Coles Group Ltd 13,075 172
Danone SA
(a)
686,283 41,500
Etablissements Franz Colruyt NV 1,499 55
J Sainsbury PLC 48,981 143
Koninklijke Ahold Delhaize NV
(a)
29,284 864
MEIJI Holdings Co Ltd 3,500 174
Nestle SA 27,592 3,562
Nisshin Seifun Group Inc 5,500 73
Nissin Foods Holdings Co Ltd 600 42
Ocado Group PLC
(e)
6,835 78
Orkla ASA 1,247,716 10,125
Seven & i Holdings Co Ltd 282,000 12,469
Tesco PLC 215,276 731
Toyo Suisan Kaisha Ltd 1,300 40
WH Group Ltd
(f)
232,500 161
Wilmar International Ltd 53,600 171
$ 91,293
Food Service - 1.91%
Compass Group PLC 1,969,880 41,568
Forest Products & Paper - 0.07%
Mondi PLC 13,597 256
Oji Holdings Corp 22,600 107
Smurfit Kappa Group PLC 6,893 291
Stora Enso Oyj 5,702 112
Svenska Cellulosa AB SCA 16,969 328
UPM- Kymmene Oyj 14,946 517
$ 1,611
Gas - 1.78%
Centrica PLC
(e)
23,182,720 22,969
Enagas SA 6,973 151
Hong Kong & China Gas Co Ltd 312,300 345
Naturgy Energy Group SA 5,433 163
Osaka Gas Co Ltd 10,400 188
Snam SpA 2,682,422 14,712
Tokyo Gas Co Ltd 10,400 199
$ 38,727
Hand & Machine Tools - 0.01%
Fuji Electric Co Ltd 3,600 158
Healthcare - Products - 1.00%
EssilorLuxottica SA 4,026 686
Koninklijke Philips NV 791,704 20,688
Smith & Nephew PLC 24,626 399
$ 21,773
Healthcare - Services - 0.71%
Fresenius Medical Care AG & Co KGaA 237,157 14,748
Fresenius SE & Co KGaA 11,730 415
Medibank Pvt Ltd 38,568 87
Ramsay Health Care Ltd 3,334 189
Ryman Healthcare Ltd 11,903 70
$ 15,509
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0.04%
CK Hutchison Holdings Ltd 75,000 $ 526
Jardine Matheson Holdings Ltd 6,003 318
Swire Pacific Ltd 13,500 77
$ 921
Home Builders - 0.76%
Barratt Developments PLC 28,626 175
Berkeley Group Holdings PLC
(e)
3,145 159
Daiwa House Industry Co Ltd 15,800 380
Iida Group Holdings Co Ltd 4,000 64
Persimmon PLC 582,554 15,172
Sekisui Chemical Co Ltd 10,400 141
Sekisui House Ltd 17,100 297
Taylor Wimpey PLC 102,143 161
$ 16,549
Home Furnishings - 0.04%
Electrolux AB 6,317 96
Hoshizaki Corp 800 51
Panasonic Holdings Corp 61,700 550
SEB SA 776 93
$ 790
Insurance - 3.43%
Admiral Group PLC 5,451 172
Aegon NV 50,134 260
Ageas SA/NV 4,815 230
Allianz SE 11,440 2,581
Assicurazioni Generali SpA
(a)
30,993 587
Aviva PLC 106,136 569
AXA SA
(a)
620,045 16,403
Baloise Holding AG 1,284 223
CNP Assurances
(a)
4,809 106
Dai-ichi Life Holdings Inc 28,100 563
Gjensidige Forsikring ASA 5,601 120
Hannover Rueck SE 1,691 263
Insurance Australia Group Ltd 69,049 221
Japan Post Holdings Co Ltd 68,400 480
Japan Post Insurance Co Ltd 5,500 89
Legal & General Group PLC 167,181 521
M&G PLC 72,825 193
MS&AD Insurance Group Holdings Inc 12,400 369
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
1,375 327
NN Group NV 7,567 371
Phoenix Group Holdings PLC 19,599 149
Prudential PLC 1,976,129 24,599
QBE Insurance Group Ltd 41,346 357
Sampo Oyj 13,967 678
Sompo Holdings Inc 8,800 358
Suncorp Group Ltd 35,357 284
Swiss Life Holding AG 884 517
Swiss Re AG 8,448 693
T&D Holdings Inc 14,800 190
Tokio Marine Holdings Inc 8,800 476
Tryg A/S 10,085 240
Zurich Insurance Group AG 46,953 21,376
$ 74,565
Internet - 0.03%
Just Eat Takeaway.com NV
(e),(f)
3,290 89
Rakuten Group Inc 8,300 58
Scout24 SE
(f)
820 52
Trend Micro Inc /Japan 1,900 106
United Internet AG 2,716 88
Wix.com Ltd
(e)
798 60
Z Holdings Corp 37,300 147
$ 600
Investment Companies - 0.03%
BGP Holdings PLC
(e),(g)
738,711 —
Eurazeo SE 1,111 85
Groupe Bruxelles Lambert SA 3,066 289
Industrivarden AB - A Shares
(a)
3,652 94

Schedule of Investments
Overseas Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies (continued)
Industrivarden AB - C Shares
(a)
4,551 $ 115
L E Lundbergforetagen AB 1,384 65
$ 648
Iron & Steel - 0.09%
ArcelorMittal SA 17,890 522
BlueScope Steel Ltd 6,923 98
Fortescue Metals Group Ltd 47,422 717
Hitachi Metals Ltd
(e)
1,900 30
JFE Holdings Inc 13,700 167
Nippon Steel Corp 23,900 379
voestalpine AG 2,111 55
$ 1,968
Leisure Products & Services - 0.00%
Yamaha Motor Co Ltd 4,100 85
Lodging - 1 .59%
Accor SA
(e)
572,332 18,803
City Developments Ltd 11,200 69
Crown Resorts Ltd
(e)
3,649 33
Melco Resorts & Entertainment Ltd ADR
(e)
6,013 35
Sands China Ltd
(e)
7,043,200 15,524
Whitbread PLC
(e)
2,829 99
$ 34,563
Machinery - Construction & Mining - 1.41%
Hitachi Construction Machinery Co Ltd 2,900 66
Hitachi Ltd 17,700 839
Komatsu Ltd 664,600 14,958
Mitsubishi Electric Corp 1,372,700 14,378
Mitsubishi Heavy Industries Ltd 9,000 308
Siemens Energy AG 5,599 108
$ 30,657
Machinery - Diversified - 2.50%
FANUC Corp 185,300 28,393
GEA Group AG 4,299 167
Husqvarna AB 11,718 112
KION Group AG 175,641 9,770
Kone Oyj 4,760 229
Kubota Corp 18,600 316
Nabtesco Corp 676,700 15,434
$ 54,421
Media - 1.20%
Bollore SE 24,767 115
Informa PLC
(e)
3,640,828 25,828
Pearson PLC 21,192 206
$ 26,149
Metal Fabrication & Hardware - 0.73%
SKF AB 958,290 15,652
Tenaris SA 13,225 202
$ 15,854
Mining - 0.58%
Anglo American PLC 35,825 1,587
Antofagasta PLC 11,043 211
BHP Group Ltd 141,762 4,737
Boliden AB
(a),(e)
7,660 332
Evolution Mining Ltd 51,334 145
Glencore PLC
(e)
277,694 1,711
Norsk Hydro ASA 37,660 316
Rio Tinto Ltd 10,397 823
Rio Tinto PLC 31,456 2,223
South32 Ltd 45,708 152
Sumitomo Metal Mining Co Ltd 7,000 307
$ 12,544
Miscellaneous Manufacturers - 0.97%
Alstom SA 809,059 17,783
Siemens AG 21,425 2,634
Smiths Group PLC 11,081 203
Toshiba Corp 11,000 457
$ 21,077
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.05%
Canon Inc 27,900 $ 642
FUJIFILM Holdings Corp 6,600 363
Ricoh Co Ltd 6,400 46
Seiko Epson Corp 7,800 110
$ 1,161
Oil & Gas - 7.23%
BP PLC 5,217,205 25,187
DCC PLC 238,633 18,081
Ecopetrol SA ADR
(a)
1,390,774 22,572
ENEOS Holdings Inc 85,710 302
Eni SpA 70,678 988
Equinor ASA 27,369 925
Galp Energia SGPS SA 14,039 171
Idemitsu Kosan Co Ltd 5,800 153
Inpex Corp 28,500 339
OMV AG 4,125 211
Repsol SA 40,633 606
Shell PLC 926,173 25,007
Shell PLC 215,604 5,788
Suncor Energy Inc 631,100 22,687
TotalEnergies SE 683,546 33,564
Woodside Petroleum Ltd 27,152 591
$ 157,172
Pharmaceuticals - 8.23%
Astellas Pharma Inc 52,000 792
AstraZeneca PLC 180,907 24,141
Bayer AG 228,118 15,026
GlaxoSmithKline PLC 1,461,061 32,936
Grifols SA 8,353 140
Ipsen SA 1,058 110
Medipal Holdings Corp 5,000 82
Novartis AG 380,588 33,632
Orion Oyj 2,974 117
Otsuka Holdings Co Ltd 11,000 370
Roche Holding AG 62,393 23,136
Sanofi
(a)
255,015 26,954
Santen Pharmaceutical Co Ltd 10,000 81
Shionogi & Co Ltd 4,900 273
Sumitomo Pharma Co Ltd 4,900 44
Taisho Pharmaceutical Holdings Co Ltd 1,200 47
Takeda Pharmaceutical Co Ltd 710,100 20,604
Teva Pharmaceutical Industries Ltd ADR
(e)
30,880 269
UCB SA 1,771 201
$ 178,955
Pipelines - 1.26%
APA Group 33,048 266
Enbridge Inc 622,600 27,169
$ 27,435
Private Equity - 0.03%
3i Group PLC 27,253 446
Capitaland Investment Ltd/Singapore
(e)
73,600 223
$ 669
Real Estate - 1.49%
Aroundtown SA 27,982 141
Azrieli Group Ltd 1,191 102
CK Asset Holdings Ltd 55,500 376
Daito Trust Construction Co Ltd 1,800 173
Fastighets AB Balder
(e)
1,033 51
Hang Lung Properties Ltd 55,000 105
Henderson Land Development Co Ltd 40,438 164
Hongkong Land Holdings Ltd 3,831,284 17,873
Hulic Co Ltd 6,900 58
LEG Immobilien SE 2,041 209
Mitsubishi Estate Co Ltd 33,000 481
Mitsui Fudosan Co Ltd 25,600 543
New World Development Co Ltd 41,451 159
Nomura Real Estate Holdings Inc 3,200 78
Sino Land Co Ltd 92,000 122
Sumitomo Realty & Development Co Ltd 8,600 228

Schedule of Investments
Overseas Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sun Hung Kai Properties Ltd 36,383 $ 419
Swire Properties Ltd 4,119,000 9,871
Swiss Prime Site AG 2,130 208
UOL Group Ltd 12,900 68
Vonovia SE 20,660 823
Wharf Real Estate Investment Co Ltd 46,000 217
$ 32,469
REITs - 0.22%
Ascendas Real Estate Investment Trust 93,800 193
British Land Co PLC/The 24,659 159
CapitaLand Integrated Commercial Trust 135,899 228
Covivio 1,458 104
Daiwa House REIT Investment Corp 63 153
Dexus 30,127 236
Gecina SA 1,288 145
GLP J- Reit 121 163
GPT Group/The 53,656 191
Japan Metropolitan Fund Invest 197 157
Japan Real Estate Investment Corp 36 174
Klepierre SA 5,693 136
Land Securities Group PLC 19,731 185
Link REIT 58,400 504
Mapletree Commercial Trust 60,300 81
Mapletree Logistics Trust 87,200 112
Mirvac Group 110,438 187
Nippon Building Fund Inc 42 218
Nippon Prologis REIT Inc
(e)
39 108
Nomura Real Estate Master Fund Inc
(e)
121 152
Orix JREIT Inc 75 101
Scentre Group 145,346 303
Segro PLC 16,834 282
Stockland 66,867 193
Unibail - Rodamco -Westfield
(e)
3,494 247
Vicinity Centres 108,386 141
$ 4,853
Retail - 2.02%
Alimentation Couche-Tard Inc 99,900 4,447
Astra International Tbk PT 43,488,100 22,707
Industria de Diseno Textil SA 166,680 3,495
Kingfisher PLC 58,450 184
Ryohin Keikaku Co Ltd 6,900 62
Swatch Group AG/The - BR 812 209
Swatch Group AG/The - REG 1,474 73
USS Co Ltd 6,000 100
WH Smith PLC
(e)
696,007 12,522
$ 43,799
Semiconductors - 2.20%
ASM Pacific Technology Ltd 986,300 9,940
Rohm Co Ltd 900 63
Samsung Electronics Co Ltd 535,366 28,531
SK Hynix Inc 105,124 9,212
$ 47,746
Shipbuilding - 0.00%
Wartsila OYJ Abp 6,630 53
Software - 1.29%
Sage Group PLC/The 14,325 131
SAP SE 276,132 27,985
$ 28,116
Telecommunications - 0.61%
BT Group PLC 249,988 554
Deutsche Telekom AG 58,996 1,087
Elisa Oyj 2,590 152
Eutelsat Communications SA 96,229 1,069
Hikari Tsushin Inc 200 23
HKT Trust & HKT Ltd 104,000 149
KDDI Corp 45,200 1,497
Koninklijke KPN NV
(a)
94,153 325
Nippon Telegraph & Telephone Corp 33,400 984
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Nokia OYJ 98,139 $ 498
Orange SA 55,867 665
Proximus SADP
(a)
4,259 74
SoftBank Corp 80,400 936
SoftBank Group Corp 33,800 1,390
Spark New Zealand Ltd 52,347 166
Swisscom AG 727 430
Tele2 AB
(a)
14,028 186
Telecom Italia SpA /Milano 279,104 82
Telefonica Deutschland Holding AG 29,161 88
Telefonica SA 147,558 718
Telenor ASA 19,595 276
Telia Co AB 74,438 309
Telstra Corp Ltd 116,040 329
Vodafone Group PLC 764,107 1,157
$ 13,144
Transportation - 0.79%
AP Moller - Maersk A/S - B 107 310
Aurizon Holdings Ltd 51,559 146
Canadian National Railway Co 107,631 12,658
Central Japan Railway Co 4,000 504
Deutsche Post AG 27,759 1,186
East Japan Railway Co 8,500 443
Hankyu Hanshin Holdings Inc 6,400 169
Keio Corp 1,500 57
Keisei Electric Railway Co Ltd 1,200 29
Kintetsu Group Holdings Co Ltd 1,700 49
Mitsui OSK Lines Ltd 9,600 225
MTR Corp Ltd 43,000 228
NIPPON EXPRESS HOLDINGS INC 2,200 129
Nippon Yusen KK 4,500 325
Odakyu Electric Railway Co Ltd 4,000 61
Poste Italiane SpA
(f)
14,633 143
SITC International Holdings Co Ltd 25,000 83
Tokyu Corp 6,900 84
West Japan Railway Co 6,100 226
$ 17,055
Water - 0.87%
Severn Trent PLC 7,010 275
United Utilities Group PLC 19,099 274
Veolia Environnement SA 627,227 18,301
$ 18,850
TOTAL COMMON STOCKS $ 2,084,457
PREFERRED STOCKS - 1.42% Shares Held Value (000's)
Automobile Manufacturers - 0.66%
Bayerische Motoren Werke AG 5.82% 1,617 $ 119
Porsche Automobil Holding SE 2.56% 4,290 354
Volkswagen AG 7.56% 89,580 13,873
$ 14,346
Chemicals - 0.00%
FUCHS PETROLUB SE 1.03% 972 30
Consumer Products - 0.76%
Henkel AG & Co KGaA 1.85% 257,645 16,544
TOTAL PREFERRED STOCKS $ 30,920
Total Investments $ 2,268,720
Other Assets and Liabilities -  (4.37)% (95,000)
TOTAL NET ASSETS - 100.00% $ 2,173,720
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $87,510 or 4.03% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $113,007 or 5.20% of net assets.

Schedule of Investments
Overseas Fund
April 30, 2022 (unaudited)
See accompanying notes.

(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,771 or 0.73% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 24.35%
France 14.00%
Japan 11.61%
Germany 8.52%
United States 7.06%
Switzerland 5.40%
Hong Kong 4.90%
Netherlands 3.97%
Spain 3.71%
Italy 3.53%
Canada 3.33%
Singapore 2.57%
Korea, Republic Of 1.74%
Ireland 1.68%
Sweden 1.55%
Indonesia 1.12%
Colombia 1.04%
Mexico 0.98%
Australia 0.88%
Macao 0.72%
Norway 0.57%
South Africa 0.34%
China 0.27%
Finland 0.16%
Belgium 0.12%
Denmark 0.08%
Israel 0.07%
Luxembourg 0.04%
Portugal 0.03%
New Zealand 0.01%
Austria 0.01%
Chile 0.01%
Other Assets and Liabilities
(4.37)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 50,357 $ 1,020,919 $ 955,829 $ 115,447
$ 50,357 $ 1,020,919 $ 955,829 $ 115,447
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2022 Long 149 $ 14,875 $ (748)
Total $ (748)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .38 % Shares Held Value (000's)
Money Market Funds - 3 .38%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
6,356,725 $ 6,357
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b),(c)
100,756,365 100,756
$ 107,113
TOTAL INVESTMENT COMPANIES $ 107,113
COMMON STOCKS - 97 .17 % Shares Held Value (000's)
Apparel - 1 .08%
Deckers Outdoor Corp
(d)
75,955 $ 20,185
NIKE Inc 113,124 14,107
$ 34,292
Automobile Manufacturers - 0 .98%
PACCAR Inc 375,518 31,187
Automobile Parts & Equipment - 0 .36%
Magna International Inc 191,400 11,536
Banks - 3 .71%
First Republic Bank/CA 122,096 18,219
JPMorgan Chase & Co 500,615 59,753
PNC Financial Services Group Inc/The 238,396 39,598
$ 117,570
Beverages - 1 .42%
Keurig Dr Pepper Inc 1,203,239 45,001
Chemicals - 2 .22%
Air Products and Chemicals Inc 71,793 16,804
Albemarle Corp 84,005 16,199
FMC Corp 282,608 37,457
$ 70,460
Commercial Services - 0 .97%
Morningstar Inc 60,003 15,195
PayPal Holdings Inc
(d)
175,379 15,421
$ 30,616
Computers - 5 .10%
Apple Inc 1,025,570 161,681
Consumer Products - 1 .17%
Church & Dwight Co Inc 267,821 26,129
WD-40 Co 59,666 10,977
$ 37,106
Diversified Financial Services - 6 .79%
Ameriprise Financial Inc 126,277 33,525
BlackRock Inc 22,778 14,229
Charles Schwab Corp/The 408,060 27,067
Discover Financial Services 75,743 8,518
Nasdaq Inc 221,862 34,914
Visa Inc 454,657 96,901
$ 215,154
Electric - 3 .18%
Constellation Energy Corp 491,561 29,105
NextEra Energy Inc 778,817 55,312
Xcel Energy Inc 223,706 16,389
$ 100,806
Electronics - 0 .88%
Honeywell International Inc 144,378 27,938
Energy - Alternate Sources - 0 .29%
Enphase Energy Inc
(d)
56,886 9,181
Environmental Control - 0 .99%
Republic Services Inc 233,236 31,317
Food - 0 .54%
Simply Good Foods Co/The
(d)
408,305 17,006
Healthcare - Products - 4 .67%
Abbott Laboratories 423,372 48,053
Cooper Cos Inc/The 77,623 28,025
Edwards Lifesciences Corp
(d)
153,015 16,186
Medtronic PLC 132,405 13,818
Thermo Fisher Scientific Inc 75,400 41,690
$ 147,772
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .16%
UnitedHealth Group Inc 165,957 $ 84,398
Universal Health Services Inc 127,964 15,679
$ 100,077
Home Furnishings - 0 .29%
Sonos Inc
(d)
401,460 9,161
Insurance - 2 .77%
Fidelity National Financial Inc 354,515 14,117
Marsh & McLennan Cos Inc 201,835 32,637
Progressive Corp/The 380,618 40,863
$ 87,617
Internet - 7 .21%
Alphabet Inc - A Shares
(d)
48,375 110,401
Amazon.com Inc
(d)
32,391 80,512
Meta Platforms Inc
(d)
172,215 34,524
Netflix Inc
(d)
14,968 2,849
$ 228,286
Machinery - Construction & Mining - 0 .68%
Epiroc AB - A Shares
(e)
1,057,115 21,431
Machinery - Diversified - 2 .07%
Deere & Co 173,402 65,468
Media - 3 .12%
Comcast Corp - Class A 1,086,318 43,192
Nexstar Media Group Inc 135,399 21,450
Walt Disney Co/The
(d)
305,238 34,074
$ 98,716
Miscellaneous Manufacturers - 0 .50%
Parker-Hannifin Corp 58,711 15,900
Oil & Gas - 6 .00%
Chevron Corp 499,429 78,245
EOG Resources Inc 416,504 48,631
Helmerich & Payne Inc 435,627 20,052
Marathon Petroleum Corp 175,441 15,309
Valero Energy Corp 248,705 27,726
$ 189,963
Packaging & Containers - 0 .69%
Ball Corp 267,478 21,708
Pharmaceuticals - 5 .58%
Bristol-Myers Squibb Co 179,319 13,497
CVS Health Corp 258,616 24,861
Eli Lilly & Co 123,808 36,168
Merck & Co Inc 447,739 39,710
Pfizer Inc 596,108 29,251
Roche Holding AG ADR 720,844 33,289
$ 176,776
REITs - 3 .81%
Alexandria Real Estate Equities Inc 144,851 26,386
American Tower Corp 90,867 21,901
Extra Space Storage Inc 71,022 13,494
Host Hotels & Resorts Inc 1,535,039 31,238
Prologis Inc 172,887 27,712
$ 120,731
Retail - 8 .26%
Chipotle Mexican Grill Inc
(d)
17,965 26,150
Costco Wholesale Corp 93,314 49,617
Home Depot Inc/The 81,612 24,516
Lululemon Athletica Inc
(d)
54,104 19,187
O'Reilly Automotive Inc
(d)
48,518 29,429
Papa John's International Inc 125,017 11,383
Starbucks Corp 105,218 7,853
Target Corp 207,420 47,426
Tractor Supply Co 229,511 46,235
$ 261,796
Semiconductors - 4 .94%
Broadcom Inc 130,775 72,500
Lam Research Corp 61,947 28,853
Microchip Technology Inc 324,447 21,154
NVIDIA Corp 132,815 24,633

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
99,367 $ 9,234
$ 156,374
Software - 10 .83%
Adobe Inc
(d)
134,113 53,102
Fair Isaac Corp
(d)
46,117 17,225
Microsoft Corp 662,057 183,734
Roper Technologies Inc 65,843 30,941
Salesforce Inc
(d)
148,623 26,149
ServiceNow Inc
(d)
42,648 20,390
Veeva Systems Inc
(d)
64,036 11,651
$ 343,192
Telecommunications - 1 .34%
T-Mobile US Inc
(d)
344,272 42,394
Transportation - 1 .57%
Expeditors International of Washington Inc 167,293 16,574
Union Pacific Corp 141,087 33,055
$ 49,629
TOTAL COMMON STOCKS $ 3,077,842
Total Investments $ 3,184,955
Other Assets and Liabilities -  (0.55)% (17,311)
TOTAL NET ASSETS - 100.00% $ 3,167,644
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $22,187 or 0.70% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $21,213 or 0.67% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 20 .87%
Consumer, Non-cyclical 17 .51%
Financial 17 .08%
Communications 11 .67%
Consumer, Cyclical 10 .97%
Industrial 7 .38%
Energy 6 .29%
Money Market Funds 3 .38%
Utilities 3 .18%
Basic Materials 2 .22%
Other Assets and Liabilities
( 0 .55 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 44,490 $ 1,574,856 $ 1,518,590 $ 100,756
$ 44,490 $ 1,574,856 $ 1,518,590 $ 100,756
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 5 $ — $ — $ —
$ 5 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .34%
Blue Chip Fund
(a)
672,892 $ 20,974
Core Fixed Income Fund
(a)
23,253,788 207,656
Diversified International Fund
(a)
2,169,688 26,275
Diversified Real Asset Fund
(a)
1,129,857 15,343
International Small Company Fund
(a)
503,116 4,936
LargeCap Growth Fund I
(a)
1,267,327 21,152
MidCap Fund
(a)
362,275 12,238
MidCap Value Fund I
(a)
771,257 12,872
Origin Emerging Markets Fund
(a)
595,730 6,309
SmallCap Growth Fund I
(a)
317,233 4,146
SmallCap Value Fund II
(a)
365,101 4,316
$ 336,217
Principal Funds, Inc. Institutional Class - 43 .67%
Equity Income Fund
(a)
614,611 22,857
High Income Fund
(a)
5,415,063 46,245
Inflation Protection Fund
(a)
4,890,997 42,992
LargeCap S&P 500 Index Fund
(a)
1,062,798 22,436
LargeCap Value Fund III
(a)
1,239,084 22,849
Overseas Fund
(a)
1,251,347 12,563
Short-Term Income Fund
(a)
7,710,659 90,677
$ 260,619
TOTAL INVESTMENT COMPANIES $ 596,836
Total Investments $ 596,836
Other Assets and Liabilities -  (0.01)% (78)
TOTAL NET ASSETS - 100.00% $ 596,758
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .34%
Domestic Equity Funds 24 .10%
International Equity Funds 4 .00%
Specialty Funds 2 .57%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 29,678 $ 3,772 $ 3,450 $ 20,974
Core Fixed Income Fund 245,244 29,070 43,906 207,656
Diversified International Fund 40,604 14,073 16,493 26,275
Diversified Real Asset Fund 13,565 3,647 1,842 15,343
Equity Income Fund 26,124 3,247 3,652 22,857
High Income Fund 49,019 6,364 4,873 46,245
Inflation Protection Fund 34,734 17,739 4,812 42,992
International Small Company Fund 8,168 2,004 2,996 4,936
LargeCap Growth Fund I 27,564 5,475 2,203 21,152
LargeCap S&P 500 Index Fund 17,013 11,654 2,067 22,436
LargeCap Value Fund III 26,735 4,271 4,893 22,849
MidCap Fund 13,326 3,796 1,510 12,238
MidCap Value Fund I 13,273 3,055 1,814 12,872
Origin Emerging Markets Fund 10,334 1,991 3,964 6,309
Overseas Fund 22,870 1,807 9,963 12,563
Short-Term Income Fund 125,529 3,823 33,594 90,677
SmallCap Growth Fund I 6,567 1,261 1,233 4,146
SmallCap Value Fund II 7,009 1,430 2,909 4,316
$ 717,356 $ 118,479 $ 146,174 $ 596,836
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 221 $ 148 $ 1,565 $ (9,174)
Core Fixed Income Fund 2,541 52 — (22,804)
Diversified International Fund 1,773 (296) 4,068 (11,613)
Diversified Real Asset Fund 453 (6) 183 (21)
Equity Income Fund 385 46 804 (2,908)
High Income Fund 1,242 (6) — (4,259)
Inflation Protection Fund 1,989 (46) 964 (4,623)
International Small Company Fund 129 97 637 (2,337)
LargeCap Growth Fund I 220 36 2,503 (9,720)
LargeCap S&P 500 Index Fund 276 131 1,803 (4,295)
LargeCap Value Fund III 721 96 1,523 (3,360)
MidCap Fund 36 101 945 (3,475)
MidCap Value Fund I 639 (1) 774 (1,641)
Origin Emerging Markets Fund 226 (439) 207 (1,613)
Overseas Fund 1,413 1,663 — (3,814)
Short-Term Income Fund 672 (169) 578 (4,912)
SmallCap Growth Fund I 190 25 568 (2,474)
SmallCap Value Fund II 695 170 222 (1,384)
$ 13,821 $ 1,602 $ 17,344 $ (94,427)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .49%
Blue Chip Fund
(a)
395,581 $ 12,330
Core Fixed Income Fund
(a)
11,745,607 104,888
Diversified International Fund
(a)
1,310,605 15,872
Diversified Real Asset Fund
(a)
618,503 8,399
International Small Company Fund
(a)
288,604 2,831
LargeCap Growth Fund I
(a)
743,567 12,410
MidCap Fund
(a)
212,919 7,192
MidCap Value Fund I
(a)
453,423 7,568
Origin Emerging Markets Fund
(a)
343,936 3,642
SmallCap Growth Fund I
(a)
185,769 2,428
SmallCap Value Fund II
(a)
214,591 2,537
$ 180,097
Principal Funds, Inc. Institutional Class - 43 .52%
Equity Income Fund
(a)
360,938 13,423
High Income Fund
(a)
2,736,070 23,366
Inflation Protection Fund
(a)
2,471,695 21,726
LargeCap S&P 500 Index Fund
(a)
622,119 13,133
LargeCap Value Fund III
(a)
727,683 13,419
Overseas Fund
(a)
772,678 7,758
Short-Term Income Fund
(a)
3,902,643 45,895
$ 138,720
TOTAL INVESTMENT COMPANIES $ 318,817
Total Investments $ 318,817
Other Assets and Liabilities -  (0.01)% (35)
TOTAL NET ASSETS - 100.00% $ 318,782
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 66 .43%
Domestic Equity Funds 26 .49%
International Equity Funds 4 .46%
Specialty Funds 2 .63%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 18,446 $ 2,281 $ 3,199 $ 12,330
Core Fixed Income Fund 117,793 14,433 15,728 104,888
Diversified International Fund 26,454 6,243 9,735 15,872
Diversified Real Asset Fund 6,286 3,019 892 8,399
Equity Income Fund 16,429 1,942 3,303 13,423
High Income Fund 22,999 4,699 2,214 23,366
Inflation Protection Fund 16,914 9,302 2,166 21,726
International Small Company Fund 5,308 764 1,915 2,831
LargeCap Growth Fund I 17,616 3,091 2,602 12,410
LargeCap S&P 500 Index Fund 11,512 5,862 1,633 13,133
LargeCap Value Fund III 16,830 2,558 4,089 13,419
MidCap Fund 8,296 2,217 1,369 7,192
MidCap Value Fund I 8,223 1,740 1,484 7,568
Origin Emerging Markets Fund 6,554 756 2,456 3,642
Overseas Fund 13,621 1,243 5,813 7,758
Short-Term Income Fund 53,014 4,521 9,278 45,895
SmallCap Growth Fund I 4,166 812 1,087 2,428
SmallCap Value Fund II 4,395 866 2,041 2,537
$ 374,856 $ 66,349 $ 71,004 $ 318,817
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 128 $ 851 $ 903 $ (6,049)
Core Fixed Income Fund 1,289 (28) — (11,582)
Diversified International Fund 1,060 (23) 2,440 (7,067)
Diversified Real Asset Fund 245 2 99 (16)
Equity Income Fund 224 200 468 (1,845)
High Income Fund 614 1 — (2,119)
Inflation Protection Fund 987 (9) 480 (2,315)
International Small Company Fund 77 74 381 (1,400)
LargeCap Growth Fund I 130 737 1,483 (6,432)
LargeCap S&P 500 Index Fund 179 530 1,172 (3,138)
LargeCap Value Fund III 420 263 888 (2,143)
MidCap Fund 21 463 551 (2,415)
MidCap Value Fund I 360 302 437 (1,213)
Origin Emerging Markets Fund 134 (283) 123 (929)
Overseas Fund 855 1,066 — (2,359)
Short-Term Income Fund 311 (61) 268 (2,301)
SmallCap Growth Fund I 115 186 343 (1,649)
SmallCap Value Fund II 401 344 128 (1,027)
$ 7,550 $ 4,615 $ 10,164 $ (55,999)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .04%
Blue Chip Fund
(a)
4,551,537 $ 141,872
Core Fixed Income Fund
(a)
108,680,219 970,514
Diversified International Fund
(a)
15,601,731 188,937
Diversified Real Asset Fund
(a)
5,770,439 78,363
International Small Company Fund
(a)
3,478,014 34,119
LargeCap Growth Fund I
(a)
8,557,533 142,825
MidCap Fund
(a)
2,448,197 82,700
MidCap Value Fund I
(a)
5,210,594 86,965
Origin Emerging Markets Fund
(a)
3,888,503 41,179
SmallCap Growth Fund I
(a)
2,135,445 27,910
SmallCap Value Fund II
(a)
2,457,517 29,048
$ 1,824,432
Principal Funds, Inc. Institutional Class - 40 .97%
Equity Income Fund
(a)
4,152,857 154,445
High Income Fund
(a)
23,610,177 201,631
Inflation Protection Fund
(a)
21,319,334 187,397
LargeCap S&P 500 Index Fund
(a)
7,164,531 151,243
LargeCap Value Fund III
(a)
8,372,291 154,385
Overseas Fund
(a)
8,991,902 90,279
Short-Term Income Fund
(a)
27,783,864 326,738
$ 1,266,118
TOTAL INVESTMENT COMPANIES $ 3,090,550
Total Investments $ 3,090,550
Other Assets and Liabilities -  (0.01)% (314)
TOTAL NET ASSETS - 100.00% $ 3,090,236
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 60 .68%
Domestic Equity Funds 31 .44%
International Equity Funds 5 .35%
Specialty Funds 2 .54%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 223,362 $ 19,400 $ 40,591 $ 141,872
Core Fixed Income Fund 1,084,813 111,134 115,441 970,514
Diversified International Fund 308,066 63,092 99,704 188,937
Diversified Real Asset Fund 59,954 27,329 8,754 78,363
Equity Income Fund 198,607 15,348 40,602 154,445
High Income Fund 198,399 41,035 19,254 201,631
Inflation Protection Fund 154,558 72,136 19,042 187,397
International Small Company Fund 63,571 5,512 19,536 34,119
LargeCap Growth Fund I 213,135 30,915 35,253 142,825
LargeCap S&P 500 Index Fund 145,843 65,580 30,581 151,243
LargeCap Value Fund III 203,580 22,567 49,976 154,385
MidCap Fund 99,763 23,789 18,578 82,700
MidCap Value Fund I 98,944 18,228 19,766 86,965
Origin Emerging Markets Fund 78,466 3,159 26,748 41,179
Overseas Fund 175,449 10,319 80,581 90,279
Short-Term Income Fund 367,633 42,237 66,092 326,738
SmallCap Growth Fund I 50,268 7,312 12,815 27,910
SmallCap Value Fund II 53,800 8,463 24,977 29,048
$ 3,778,211 $ 587,555 $ 728,291 $ 3,090,550
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,497 $ 16,298 $ 10,602 $ (76,597)
Core Fixed Income Fund 12,242 (1,083) — (108,909)
Diversified International Fund 12,175 (2,098) 28,014 (80,419)
Diversified Real Asset Fund 2,329 (16) 944 (150)
Equity Income Fund 2,594 3,049 5,452 (21,957)
High Income Fund 5,394 (36) — (18,513)
Inflation Protection Fund 8,657 (14) 4,208 (20,241)
International Small Company Fund 885 199 4,385 (15,627)
LargeCap Growth Fund I 1,523 17,049 17,355 (83,021)
LargeCap S&P 500 Index Fund 2,053 15,845 13,440 (45,444)
LargeCap Value Fund III 4,903 4,407 10,362 (26,193)
MidCap Fund 242 8,187 6,348 (30,461)
MidCap Value Fund I 4,161 4,875 5,041 (15,316)
Origin Emerging Markets Fund 1,484 (3,179) 1,361 (10,519)
Overseas Fund 9,728 14,354 — (29,262)
Short-Term Income Fund 2,240 (734) 1,939 (16,306)
SmallCap Growth Fund I 1,330 3,045 3,973 (19,900)
SmallCap Value Fund II 4,892 4,789 1,562 (13,027)
$ 78,329 $ 84,937 $ 114,986 $ (631,862)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .13%
Blue Chip Fund
(a)
2,876,566 $ 89,663
Core Fixed Income Fund
(a)
55,171,401 492,681
Diversified International Fund
(a)
10,113,917 122,479
Diversified Real Asset Fund
(a)
3,492,031 47,422
International Small Company Fund
(a)
2,242,917 22,003
LargeCap Growth Fund I
(a)
5,406,562 90,235
MidCap Fund
(a)
1,549,304 52,335
MidCap Value Fund I
(a)
3,295,955 55,009
Origin Emerging Markets Fund
(a)
2,580,416 27,327
SmallCap Growth Fund I
(a)
1,356,548 17,730
SmallCap Value Fund II
(a)
1,560,888 18,450
$ 1,035,334
Principal Funds, Inc. Institutional Class - 37 .88%
Equity Income Fund
(a)
2,621,172 97,482
High Income Fund
(a)
10,822,344 92,423
Inflation Protection Fund
(a)
9,786,935 86,027
LargeCap S&P 500 Index Fund
(a)
4,517,471 95,364
LargeCap Value Fund III
(a)
5,284,926 97,454
Overseas Fund
(a)
5,937,954 59,617
Short-Term Income Fund
(a)
8,742,113 102,807
$ 631,174
TOTAL INVESTMENT COMPANIES $ 1,666,508
Total Investments $ 1,666,508
Other Assets and Liabilities -  (0.01)% (117)
TOTAL NET ASSETS - 100.00% $ 1,666,391
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 53 .80%
Domestic Equity Funds 36 .82%
International Equity Funds 6 .54%
Specialty Funds 2 .85%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 127,874 $ 13,717 $ 15,264 $ 89,663
Core Fixed Income Fund 479,298 87,864 21,586 492,681
Diversified International Fund 175,935 41,785 45,971 122,479
Diversified Real Asset Fund 33,661 15,586 1,770 47,422
Equity Income Fund 114,180 11,328 16,399 97,482
High Income Fund 85,099 19,153 3,469 92,423
Inflation Protection Fund 58,718 39,496 3,305 86,027
International Small Company Fund 35,775 4,483 9,225 22,003
LargeCap Growth Fund I 122,073 21,588 13,312 90,235
LargeCap S&P 500 Index Fund 82,172 40,629 8,945 95,364
LargeCap Value Fund III 116,923 15,676 21,831 97,454
MidCap Fund 58,550 15,296 7,830 52,335
MidCap Value Fund I 58,206 10,573 7,194 55,009
Origin Emerging Markets Fund 44,550 3,590 12,370 27,327
Overseas Fund 99,916 9,316 40,578 59,617
Short-Term Income Fund 97,553 25,553 15,082 102,807
SmallCap Growth Fund I 28,750 4,971 5,871 17,730
SmallCap Value Fund II 30,807 5,656 13,018 18,450
$ 1,850,040 $ 386,260 $ 263,020 $ 1,666,508
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 899 $ 2,426 $ 6,368 $ (39,090)
Core Fixed Income Fund 5,790 (62) — (52,833)
Diversified International Fund 7,106 1,048 16,302 (50,318)
Diversified Real Asset Fund 1,329 3 533 (58)
Equity Income Fund 1,580 1,197 3,298 (12,824)
High Income Fund 2,410 (1) — (8,359)
Inflation Protection Fund 3,702 (1) 1,794 (8,881)
International Small Company Fund 507 64 2,505 (9,094)
LargeCap Growth Fund I 916 1,653 10,440 (41,767)
LargeCap S&P 500 Index Fund 1,271 3,970 8,316 (22,462)
LargeCap Value Fund III 2,964 1,634 6,263 (14,948)
MidCap Fund 147 2,858 3,865 (16,539)
MidCap Value Fund I 2,609 1,220 3,161 (7,796)
Origin Emerging Markets Fund 865 (1,478) 791 (6,965)
Overseas Fund 5,750 3,390 — (12,427)
Short-Term Income Fund 678 (190) 581 (5,027)
SmallCap Growth Fund I 792 952 2,365 (11,072)
SmallCap Value Fund II 2,912 1,326 930 (6,321)
$ 42,227 $ 20,009 $ 67,512 $ (326,781)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 70 .13%
Blue Chip Fund
(a)
11,443,990 $ 356,709
Core Fixed Income Fund
(a)
202,906,057 1,811,951
Diversified International Fund
(a)
40,519,454 490,691
International Small Company Fund
(a)
9,290,437 91,139
LargeCap Growth Fund I
(a)
21,497,795 358,798
MidCap Fund
(a)
6,158,349 208,029
MidCap Value Fund I
(a)
13,095,344 218,562
Origin Emerging Markets Fund
(a)
10,132,212 107,300
Real Estate Securities Fund
(a)
4,892,795 155,004
SmallCap Growth Fund I
(a)
5,386,165 70,397
SmallCap Value Fund II
(a)
6,203,144 73,321
$ 3,941,901
Principal Funds, Inc. Institutional Class - 29 .88%
Equity Income Fund
(a)
10,417,528 387,428
High Income Fund
(a)
34,054,376 290,824
LargeCap S&P 500 Index Fund
(a)
17,907,538 378,028
LargeCap Value Fund III
(a)
21,005,017 387,333
Overseas Fund
(a)
23,526,632 236,207
$ 1,679,820
TOTAL INVESTMENT COMPANIES $ 5,621,721
Total Investments $ 5,621,721
Other Assets and Liabilities -  (0.01)% (498)
TOTAL NET ASSETS - 100.00% $ 5,621,223
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 46 .15%
Fixed Income Funds 46 .13%
International Equity Funds 7 .73%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 515,325 $ 39,509 $ 51,536 $ 356,709
Core Fixed Income Fund 1,633,241 479,649 103,303 1,811,951
Diversified International Fund 703,661 156,349 170,714 490,691
Diversified Real Asset Fund 77,913 75 78,389 —
Equity Income Fund 461,346 28,481 55,854 387,428
High Income Fund 282,158 49,190 14,392 290,824
Inflation Protection Fund 100,562 75 101,728 —
International Small Company Fund 145,005 13,828 31,273 91,139
LargeCap Growth Fund I 496,059 74,932 50,596 358,798
LargeCap S&P 500 Index Fund 369,069 126,063 37,670 378,028
LargeCap Value Fund III 472,319 46,007 77,393 387,333
MidCap Fund 235,855 55,425 28,252 208,029
MidCap Value Fund I 235,525 37,700 28,215 218,562
Origin Emerging Markets Fund 179,119 8,886 47,320 107,300
Overseas Fund 411,858 27,134 166,280 236,207
Real Estate Securities Fund 41,311 132,265 7,494 155,004
SmallCap Growth Fund I 116,721 15,522 20,308 70,397
SmallCap Value Fund II 124,337 17,887 48,867 73,321
$ 6,601,384 $ 1,308,977 $ 1,119,584 $ 5,621,721
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3,617 $ 9,075 $ 25,621 $ (155,664)
Core Fixed Income Fund 21,650 (236) — (197,400)
Diversified International Fund 28,271 (2,996) 64,864 (195,609)
Diversified Real Asset Fund — 8,923 — (8,522)
Equity Income Fund 6,312 4,954 13,284 (51,499)
High Income Fund 7,560 (30) — (26,102)
Inflation Protection Fund — 12,479 — (11,388)
International Small Company Fund 2,014 1,258 9,948 (37,679)
LargeCap Growth Fund I 3,711 28,125 42,294 (189,722)
LargeCap S&P 500 Index Fund 5,648 17,940 36,960 (97,374)
LargeCap Value Fund III 11,924 6,588 25,198 (60,188)
MidCap Fund 593 10,322 15,594 (65,321)
MidCap Value Fund I 10,441 7,085 12,648 (33,533)
Origin Emerging Markets Fund 3,356 (6,037) 3,070 (27,348)
Overseas Fund 22,649 26,444 — (62,949)
Real Estate Securities Fund 3,544 (92) 2,097 (10,986)
SmallCap Growth Fund I 3,257 2,597 9,728 (44,135)
SmallCap Value Fund II 11,694 6,592 3,734 (26,628)
$ 146,241 $ 132,991 $ 265,040 $ (1,302,047)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .69%
Blue Chip Fund
(a)
3,828,528 $ 119,335
Core Fixed Income Fund
(a)
41,610,391 371,581
Diversified International Fund
(a)
13,882,838 168,121
International Small Company Fund
(a)
3,116,868 30,576
LargeCap Growth Fund I
(a)
7,187,726 119,963
MidCap Value Fund I
(a)
4,373,901 73,000
Origin Emerging Markets Fund
(a)
3,479,561 36,849
Real Estate Securities Fund
(a)
1,415,262 44,836
SmallCap Growth Fund I
(a)
1,806,939 23,617
SmallCap Value Fund II
(a)
2,078,143 24,564
$ 1,012,442
Principal Funds, Inc. Institutional Class - 37 .32%
Equity Income Fund
(a)
3,476,899 129,306
High Income Fund
(a)
7,976,200 68,117
LargeCap S&P 500 Index Fund
(a)
5,967,039 125,964
LargeCap Value Fund III
(a)
7,011,736 129,296
MidCap Growth Fund III
(a)
6,209,360 68,179
Overseas Fund
(a)
8,149,812 81,824
$ 602,686
TOTAL INVESTMENT COMPANIES $ 1,615,128
Total Investments $ 1,615,128
Other Assets and Liabilities -  (0.01)% (105)
TOTAL NET ASSETS - 100.00% $ 1,615,023
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53 .13%
Fixed Income Funds 37 .64%
International Equity Funds 9 .24%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 146,643 $ 22,256 $ 3,337 $ 119,335
Core Fixed Income Fund 339,855 76,695 6,428 371,581
Diversified International Fund 210,948 65,368 44,466 168,121
Equity Income Fund 131,792 15,568 3,066 129,306
High Income Fund 64,565 11,904 2,518 68,117
International Small Company Fund 43,323 8,255 9,036 30,576
LargeCap Growth Fund I 141,466 32,788 3,236 119,963
LargeCap S&P 500 Index Fund 113,339 42,917 3,978 125,964
LargeCap Value Fund III 134,819 19,843 8,294 129,296
MidCap Growth Fund III 67,394 32,550 1,271 68,179
MidCap Value Fund I 68,533 14,437 1,296 73,000
Origin Emerging Markets Fund 53,084 6,066 11,111 36,849
Overseas Fund 118,978 14,516 39,788 81,824
Real Estate Securities Fund 41,734 6,425 687 44,836
SmallCap Growth Fund I 33,196 6,273 2,944 23,617
SmallCap Value Fund II 35,554 7,053 11,585 24,564
$ 1,745,223 $ 382,914 $ 153,041 $ 1,615,128
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,113 $ 48 $ 7,888 $ (46,275)
Core Fixed Income Fund 4,180 (5) — (38,536)
Diversified International Fund 8,888 (478) 20,325 (63,251)
Equity Income Fund 1,985 34 4,130 (15,022)
High Income Fund 1,672 (1) — (5,833)
International Small Company Fund 652 94 3,209 (12,060)
LargeCap Growth Fund I 1,150 42 13,103 (51,097)
LargeCap S&P 500 Index Fund 1,858 142 12,154 (26,456)
LargeCap Value Fund III 3,712 59 7,841 (17,131)
MidCap Growth Fund III 2,084 (2) 10,782 (30,492)
MidCap Value Fund I 3,371 2 4,083 (8,676)
Origin Emerging Markets Fund 1,076 113 980 (11,303)
Overseas Fund 7,198 1,977 — (13,859)
Real Estate Securities Fund 975 — 572 (2,636)
SmallCap Growth Fund I 997 126 2,977 (13,034)
SmallCap Value Fund II 3,648 (1) 1,165 (6,457)
$ 44,559 $ 2,150 $ 89,209 $ (362,118)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .88%
Blue Chip Fund
(a)
11,556,573 $ 360,218
Core Fixed Income Fund
(a)
61,972,973 553,419
Diversified International Fund
(a)
41,591,307 503,671
International Small Company Fund
(a)
9,427,469 92,483
LargeCap Growth Fund I
(a)
21,694,005 362,073
MidCap Value Fund I
(a)
13,173,973 219,874
Origin Emerging Markets Fund
(a)
10,835,016 114,743
Real Estate Securities Fund
(a)
3,710,685 117,554
SmallCap Growth Fund I
(a)
5,446,161 71,181
SmallCap Value Fund II
(a)
6,271,460 74,129
$ 2,469,345
Principal Funds, Inc. Institutional Class - 41 .13%
Equity Income Fund
(a)
10,481,020 389,789
High Income Fund
(a)
13,573,809 115,920
LargeCap S&P 500 Index Fund
(a)
17,973,741 379,426
LargeCap Value Fund III
(a)
21,137,450 389,774
MidCap Growth Fund III
(a)
18,727,662 205,630
Overseas Fund
(a)
24,321,697 244,190
$ 1,724,729
TOTAL INVESTMENT COMPANIES $ 4,194,074
Total Investments $ 4,194,074
Other Assets and Liabilities -  (0.01)% (395)
TOTAL NET ASSETS - 100.00% $ 4,193,679
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .28%
Fixed Income Funds 27 .97%
International Equity Funds 10 .76%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 447,440 $ 65,578 $ 12,327 $ 360,218
Core Fixed Income Fund 645,103 71,163 103,474 553,419
Diversified International Fund 642,339 197,143 139,091 503,671
Equity Income Fund 402,092 45,942 12,326 389,789
High Income Fund 142,192 14,320 30,478 115,920
International Small Company Fund 135,711 20,201 26,686 92,483
LargeCap Growth Fund I 431,418 98,539 12,327 362,073
LargeCap S&P 500 Index Fund 359,928 114,381 12,014 379,426
LargeCap Value Fund III 411,485 51,160 20,338 389,774
MidCap Growth Fund III 202,885 104,385 8,303 205,630
MidCap Value Fund I 206,296 48,761 8,300 219,874
Origin Emerging Markets Fund 165,560 19,415 35,087 114,743
Overseas Fund 372,958 28,566 120,744 244,190
Real Estate Securities Fund 117,355 11,341 4,025 117,554
SmallCap Growth Fund I 100,906 17,385 7,535 71,181
SmallCap Value Fund II 107,799 16,175 30,900 74,129
$ 4,891,467 $ 924,455 $ 583,955 $ 4,194,074
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 3,413 $ 3 $ 24,177 $ (140,476)
Core Fixed Income Fund 6,576 450 — (59,823)
Diversified International Fund 27,570 (2,467) 63,220 (194,253)
Equity Income Fund 6,066 (13) 12,750 (45,906)
High Income Fund 2,949 78 — (10,192)
International Small Company Fund 2,009 (99) 9,920 (36,644)
LargeCap Growth Fund I 3,526 (2) 40,181 (155,555)
LargeCap S&P 500 Index Fund 5,951 (33) 38,928 (82,836)
LargeCap Value Fund III 11,419 54 24,128 (52,587)
MidCap Growth Fund III 6,406 25 33,148 (93,362)
MidCap Value Fund I 10,340 25 12,524 (26,908)
Origin Emerging Markets Fund 3,445 424 3,150 (35,569)
Overseas Fund 22,140 7,842 — (44,432)
Real Estate Securities Fund 2,656 (6) 1,569 (7,111)
SmallCap Growth Fund I 3,066 (685) 9,156 (38,890)
SmallCap Value Fund II 10,758 997 3,435 (19,942)
$ 128,290 $ 6,593 $ 276,286 $ (1,044,486)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .48%
Blue Chip Fund
(a)
3,748,787 $ 116,850
Core Fixed Income Fund
(a)
9,100,381 81,266
Diversified International Fund
(a)
13,349,922 161,668
International Small Company Fund
(a)
3,033,352 29,757
LargeCap Growth Fund I
(a)
7,036,195 117,434
MidCap Value Fund I
(a)
4,271,208 71,286
Origin Emerging Markets Fund
(a)
3,423,041 36,250
Real Estate Securities Fund
(a)
1,092,635 34,615
SmallCap Growth Fund I
(a)
1,772,777 23,170
SmallCap Value Fund II
(a)
2,032,278 24,022
$ 696,318
Principal Funds, Inc. Institutional Class - 43 .53%
Equity Income Fund
(a)
3,395,098 126,264
High Income Fund
(a)
2,023,068 17,277
LargeCap S&P 500 Index Fund
(a)
5,802,985 122,501
LargeCap Value Fund III
(a)
6,847,721 126,272
MidCap Growth Fund III
(a)
6,065,378 66,598
Overseas Fund
(a)
7,740,691 77,716
$ 536,628
TOTAL INVESTMENT COMPANIES $ 1,232,946
Total Investments $ 1,232,946
Other Assets and Liabilities -  (0.01)% (79)
TOTAL NET ASSETS - 100.00% $ 1,232,867
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .25%
Fixed Income Funds 21 .10%
International Equity Funds 11 .66%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 131,115 $ 30,747 $ 1,311 $ 116,850
Core Fixed Income Fund 111,532 24,743 47,626 81,266
Diversified International Fund 190,208 70,406 38,367 161,668
Equity Income Fund 118,159 23,858 1,312 126,264
High Income Fund 30,037 4,875 16,361 17,277
International Small Company Fund 38,964 9,213 7,132 29,757
LargeCap Growth Fund I 126,340 40,670 1,312 117,434
LargeCap S&P 500 Index Fund 114,683 37,069 1,309 122,501
LargeCap Value Fund III 120,824 23,125 1,312 126,272
MidCap Growth Fund III 61,181 36,172 902 66,598
MidCap Value Fund I 62,023 18,741 903 71,286
Origin Emerging Markets Fund 47,978 8,379 9,369 36,250
Overseas Fund 107,551 12,945 31,484 77,716
Real Estate Securities Fund 32,487 4,581 395 34,615
SmallCap Growth Fund I 29,657 6,374 860 23,170
SmallCap Value Fund II 32,010 8,516 10,192 24,022
$ 1,354,749 $ 360,414 $ 170,147 $ 1,232,946
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,040 $ (1) $ 7,368 $ (43,700)
Core Fixed Income Fund 826 225 — (7,608)
Diversified International Fund 8,412 (144) 19,241 (60,435)
Equity Income Fund 1,867 2 3,894 (14,443)
High Income Fund 377 (34) — (1,240)
International Small Company Fund 611 55 3,010 (11,343)
LargeCap Growth Fund I 1,074 1 12,242 (48,265)
LargeCap S&P 500 Index Fund 2,018 1 13,199 (27,943)
LargeCap Value Fund III 3,489 1 7,372 (16,366)
MidCap Growth Fund III 2,031 — 10,509 (29,853)
MidCap Value Fund I 3,269 — 3,960 (8,575)
Origin Emerging Markets Fund 1,030 84 939 (10,822)
Overseas Fund 6,811 1,112 — (12,408)
Real Estate Securities Fund 754 — 443 (2,058)
SmallCap Growth Fund I 917 (5) 2,739 (11,996)
SmallCap Value Fund II 3,496 (46) 1,116 (6,266)
$ 38,022 $ 1,251 $ 86,032 $ (313,321)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .98%
Blue Chip Fund
(a)
8,638,106 $ 269,250
Core Fixed Income Fund
(a)
7,659,698 68,401
Diversified International Fund
(a)
30,630,016 370,929
International Small Company Fund
(a)
6,967,576 68,352
LargeCap Growth Fund I
(a)
16,214,494 270,620
MidCap Value Fund I
(a)
9,842,454 164,271
Origin Emerging Markets Fund
(a)
8,398,029 88,935
Real Estate Securities Fund
(a)
2,408,441 76,299
SmallCap Growth Fund I
(a)
4,078,737 53,309
SmallCap Value Fund II
(a)
4,679,327 55,310
$ 1,485,676
Principal Funds, Inc. Institutional Class - 45 .03%
Equity Income Fund
(a)
7,824,715 291,001
High Income Fund
(a)
2,104,938 17,976
LargeCap S&P 500 Index Fund
(a)
13,383,819 282,533
LargeCap Value Fund III
(a)
15,781,165 291,005
MidCap Growth Fund III
(a)
14,000,459 153,725
Overseas Fund
(a)
17,973,745 180,456
$ 1,216,696
TOTAL INVESTMENT COMPANIES $ 2,702,372
Total Investments $ 2,702,372
Other Assets and Liabilities -  (0.01)% (252)
TOTAL NET ASSETS - 100.00% $ 2,702,120
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .59%
Fixed Income Funds 16 .92%
International Equity Funds 12 .50%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 314,445 $ 66,608 $ 8,476 $ 269,250
Core Fixed Income Fund 174,531 26,483 127,094 68,401
Diversified International Fund 450,070 154,319 92,348 370,929
Equity Income Fund 283,391 50,045 8,475 291,001
High Income Fund 50,849 7,060 38,856 17,976
International Small Company Fund 94,205 18,476 17,864 68,352
LargeCap Growth Fund I 303,429 90,066 8,475 270,620
LargeCap S&P 500 Index Fund 272,166 83,749 8,328 282,533
LargeCap Value Fund III 289,883 49,204 9,255 291,005
MidCap Growth Fund III 144,696 83,879 5,764 153,725
MidCap Value Fund I 146,896 43,159 5,762 164,271
Origin Emerging Markets Fund 116,175 20,743 21,793 88,935
Overseas Fund 260,012 25,525 78,649 180,456
Real Estate Securities Fund 73,614 9,151 1,838 76,299
SmallCap Growth Fund I 71,324 15,333 4,282 53,309
SmallCap Value Fund II 76,795 18,720 25,217 55,310
$ 3,122,481 $ 762,520 $ 462,476 $ 2,702,372
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2,499 $ 35 $ 17,703 $ (103,362)
Core Fixed Income Fund 676 622 — (6,141)
Diversified International Fund 19,576 (689) 44,921 (140,423)
Equity Income Fund 4,438 22 9,340 (33,982)
High Income Fund 340 (902) — (175)
International Small Company Fund 1,433 (79) 7,081 (26,386)
LargeCap Growth Fund I 2,582 (60) 29,425 (114,340)
LargeCap S&P 500 Index Fund 4,737 (15) 31,002 (65,039)
LargeCap Value Fund III 8,371 4 17,691 (38,831)
MidCap Growth Fund III 4,735 (90) 24,503 (68,996)
MidCap Value Fund I 7,638 22 9,254 (20,044)
Origin Emerging Markets Fund 2,517 245 2,303 (26,435)
Overseas Fund 15,796 3,436 — (29,868)
Real Estate Securities Fund 1,709 (1) 1,009 (4,627)
SmallCap Growth Fund I 2,246 (25) 6,707 (29,041)
SmallCap Value Fund II 8,373 209 2,674 (15,197)
$ 87,666 $ 2,734 $ 203,613 $ (722,887)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .94%
Blue Chip Fund
(a)
2,309,433 $ 71,985
Core Fixed Income Fund
(a)
2,037,614 18,196
Diversified International Fund
(a)
8,225,439 99,610
International Small Company Fund
(a)
1,863,508 18,281
LargeCap Growth Fund I
(a)
4,333,520 72,326
MidCap Value Fund I
(a)
2,633,116 43,947
Origin Emerging Markets Fund
(a)
2,194,227 23,237
Real Estate Securities Fund
(a)
641,863 20,334
SmallCap Growth Fund I
(a)
1,092,162 14,275
SmallCap Value Fund II
(a)
1,255,354 14,838
$ 397,029
Principal Funds, Inc. Institutional Class - 45 .07%
Equity Income Fund
(a)
2,090,073 77,730
High Income Fund
(a)
582,504 4,974
LargeCap S&P 500 Index Fund
(a)
3,572,089 75,407
LargeCap Value Fund III
(a)
4,215,643 77,736
MidCap Growth Fund III
(a)
3,744,501 41,115
Overseas Fund
(a)
4,854,391 48,738
$ 325,700
TOTAL INVESTMENT COMPANIES $ 722,729
Total Investments $ 722,729
Other Assets and Liabilities -  (0.01)% (52)
TOTAL NET ASSETS - 100.00% $ 722,677
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .53%
Fixed Income Funds 16 .99%
International Equity Funds 12 .49%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 79,161 $ 20,325 $ 938 $ 71,985
Core Fixed Income Fund 30,959 7,808 19,100 18,196
Diversified International Fund 116,076 42,068 22,179 99,610
Equity Income Fund 71,604 15,877 938 77,730
High Income Fund 8,935 1,884 5,507 4,974
International Small Company Fund 23,981 5,364 4,274 18,281
LargeCap Growth Fund I 76,594 26,087 939 72,326
LargeCap S&P 500 Index Fund 71,588 21,811 923 75,407
LargeCap Value Fund III 73,215 15,441 940 77,736
MidCap Growth Fund III 37,196 22,261 638 41,115
MidCap Value Fund I 37,642 12,020 638 43,947
Origin Emerging Markets Fund 29,393 5,704 5,165 23,237
Overseas Fund 64,805 9,647 18,845 48,738
Real Estate Securities Fund 18,408 3,282 155 20,334
SmallCap Growth Fund I 18,108 4,726 1,033 14,275
SmallCap Value Fund II 19,395 5,174 5,940 14,838
$ 777,060 $ 219,479 $ 88,152 $ 722,729
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 629 $ — $ 4,455 $ (26,563)
Core Fixed Income Fund 168 81 — (1,552)
Diversified International Fund 4,995 (48) 11,433 (36,307)
Equity Income Fund 1,132 — 2,357 (8,813)
High Income Fund 100 (50) — (288)
International Small Company Fund 364 21 1,796 (6,811)
LargeCap Growth Fund I 653 — 7,438 (29,416)
LargeCap S&P 500 Index Fund 1,232 (1) 8,057 (17,068)
LargeCap Value Fund III 2,118 — 4,474 (9,980)
MidCap Growth Fund III 1,198 (3) 6,198 (17,701)
MidCap Value Fund I 1,927 — 2,334 (5,077)
Origin Emerging Markets Fund 627 69 573 (6,764)
Overseas Fund 4,060 801 — (7,670)
Real Estate Securities Fund 437 — 256 (1,201)
SmallCap Growth Fund I 575 1 1,718 (7,527)
SmallCap Value Fund II 2,097 (28) 670 (3,763)
$ 22,312 $ 843 $ 51,759 $ (186,501)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .81%
Blue Chip Fund
(a)
2,115,293 $ 65,934
Core Fixed Income Fund
(a)
1,754,295 15,666
Diversified International Fund
(a)
7,555,052 91,493
International Small Company Fund
(a)
1,704,762 16,724
LargeCap Growth Fund I
(a)
3,969,110 66,244
MidCap Value Fund I
(a)
2,411,870 40,254
Origin Emerging Markets Fund
(a)
2,005,428 21,237
Real Estate Securities Fund
(a)
587,737 18,619
SmallCap Growth Fund I
(a)
1,002,918 13,108
SmallCap Value Fund II
(a)
1,150,976 13,605
$ 362,884
Principal Funds, Inc. Institutional Class - 45 .20%
Equity Income Fund
(a)
1,913,819 71,175
High Income Fund
(a)
653,550 5,581
LargeCap S&P 500 Index Fund
(a)
3,268,349 68,995
LargeCap Value Fund III
(a)
3,860,249 71,183
MidCap Growth Fund III
(a)
3,430,702 37,669
Overseas Fund
(a)
4,441,941 44,597
$ 299,200
TOTAL INVESTMENT COMPANIES $ 662,084
Total Investments $ 662,084
Other Assets and Liabilities -  (0.01)% (39)
TOTAL NET ASSETS - 100.00% $ 662,045
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .49%
Fixed Income Funds 17 .04%
International Equity Funds 12 .48%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 72,830 $ 18,902 $ 1,634 $ 65,934
Core Fixed Income Fund 20,757 6,823 10,641 15,666
Diversified International Fund 107,314 38,837 21,515 91,493
Equity Income Fund 65,978 14,856 1,634 71,175
High Income Fund 6,851 2,424 3,326 5,581
International Small Company Fund 22,353 4,682 4,145 16,724
LargeCap Growth Fund I 70,509 24,119 1,636 66,244
LargeCap S&P 500 Index Fund 67,339 19,079 1,608 68,995
LargeCap Value Fund III 67,404 14,507 1,634 71,183
MidCap Growth Fund III 34,942 19,958 1,111 37,669
MidCap Value Fund I 35,257 10,755 1,111 40,254
Origin Emerging Markets Fund 27,259 5,101 5,036 21,237
Overseas Fund 60,626 9,578 19,337 44,597
Real Estate Securities Fund 16,974 3,060 325 18,619
SmallCap Growth Fund I 16,708 3,845 761 13,108
SmallCap Value Fund II 17,881 4,682 5,520 13,605
$ 710,982 $ 201,208 $ 80,974 $ 662,084
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 573 $ (1) $ 4,061 $ (24,163)
Core Fixed Income Fund 142 6 — (1,279)
Diversified International Fund 4,540 (3) 10,410 (33,140)
Equity Income Fund 1,031 — 2,149 (8,025)
High Income Fund 105 (27) — (341)
International Small Company Fund 330 14 1,630 (6,180)
LargeCap Growth Fund I 594 2 6,774 (26,750)
LargeCap S&P 500 Index Fund 1,150 (2) 7,518 (15,813)
LargeCap Value Fund III 1,927 3 4,072 (9,097)
MidCap Growth Fund III 1,093 5 5,657 (16,125)
MidCap Value Fund I 1,773 (1) 2,148 (4,646)
Origin Emerging Markets Fund 568 41 519 (6,128)
Overseas Fund 3,686 711 — (6,981)
Real Estate Securities Fund 398 — 234 (1,090)
SmallCap Growth Fund I 511 2 1,526 (6,686)
SmallCap Value Fund II 1,905 (24) 608 (3,414)
$ 20,326 $ 726 $ 47,306 $ (169,858)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .84%
Blue Chip Fund
(a)
280,169 $ 8,733
Core Fixed Income Fund
(a)
235,596 2,104
Diversified International Fund
(a)
1,002,275 12,138
International Small Company Fund
(a)
225,370 2,211
LargeCap Growth Fund I
(a)
525,437 8,769
MidCap Value Fund I
(a)
319,773 5,337
Origin Emerging Markets Fund
(a)
264,146 2,797
Real Estate Securities Fund
(a)
78,307 2,481
SmallCap Growth Fund I
(a)
133,496 1,745
SmallCap Value Fund II
(a)
153,613 1,816
$ 48,131
Principal Funds, Inc. Institutional Class - 45 .19%
Equity Income Fund
(a)
252,927 9,406
High Income Fund
(a)
86,514 739
LargeCap S&P 500 Index Fund
(a)
432,288 9,126
LargeCap Value Fund III
(a)
510,264 9,409
MidCap Growth Fund III
(a)
453,337 4,978
Overseas Fund
(a)
597,367 5,997
$ 39,655
TOTAL INVESTMENT COMPANIES $ 87,786
Total Investments $ 87,786
Other Assets and Liabilities -  (0.03)% (24)
TOTAL NET ASSETS - 100.00% $ 87,762
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .41%
Fixed Income Funds 17 .07%
International Equity Funds 12 .55%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 8,287 $ 3,898 $ 451 $ 8,733
Core Fixed Income Fund 2,460 1,236 1,418 2,104
Diversified International Fund 13,097 6,498 3,304 12,138
Equity Income Fund 7,576 3,303 451 9,406
High Income Fund 828 422 462 739
International Small Company Fund 2,599 1,016 634 2,211
LargeCap Growth Fund I 8,048 4,493 451 8,769
LargeCap S&P 500 Index Fund 7,700 3,827 443 9,126
LargeCap Value Fund III 7,709 3,287 451 9,409
MidCap Growth Fund III 4,435 3,034 307 4,978
MidCap Value Fund I 4,397 1,972 414 5,337
Origin Emerging Markets Fund 3,149 1,202 779 2,797
Overseas Fund 6,610 2,286 2,090 5,997
Real Estate Securities Fund 2,097 647 123 2,481
SmallCap Growth Fund I 1,966 861 227 1,745
SmallCap Value Fund II 2,075 911 743 1,816
$ 83,033 $ 38,893 $ 12,748 $ 87,786
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 68 $ 1 $ 483 $ (3,002)
Core Fixed Income Fund 18 3 — (177)
Diversified International Fund 565 (2) 1,273 (4,151)
Equity Income Fund 126 — 259 (1,022)
High Income Fund 14 — — (49)
International Small Company Fund 41 — 199 (770)
LargeCap Growth Fund I 71 — 809 (3,321)
LargeCap S&P 500 Index Fund 137 — 893 (1,958)
LargeCap Value Fund III 232 — 488 (1,136)
MidCap Growth Fund III 146 1 756 (2,185)
MidCap Value Fund I 233 — 281 (618)
Origin Emerging Markets Fund 70 1 63 (776)
Overseas Fund 462 4 — (813)
Real Estate Securities Fund 50 — 29 (140)
SmallCap Growth Fund I 64 — 190 (855)
SmallCap Value Fund II 229 (3) 73 (424)
$ 2,526 $ 5 $ 5,796 $ (21,397)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18 .27%
Diversified International Fund
(a)
961,768 $ 11,647
Diversified Real Asset Fund
(a)
295,798 4,017
International Small Company Fund
(a)
137,849 1,352
MidCap S&P 400 Index Fund
(a)
322,819 6,944
Origin Emerging Markets Fund
(a)
127,767 1,353
SmallCap S&P 600 Index Fund
(a)
88,783 2,396
$ 27,709
Principal Funds, Inc. Institutional Class - 81 .74%
Bond Market Index Fund
(a)
5,620,219 49,964
High Income Fund
(a)
1,293,775 11,049
Inflation Protection Fund
(a)
1,172,298 10,304
LargeCap S&P 500 Index Fund
(a)
1,454,246 30,699
Short-Term Income Fund
(a)
1,864,269 21,924
$ 123,940
TOTAL INVESTMENT COMPANIES $ 151,649
Total Investments $ 151,649
Other Assets and Liabilities -  (0.01)% (21)
TOTAL NET ASSETS - 100.00% $ 151,628
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .17%
Domestic Equity Funds 26 .41%
Specialty Funds 2 .65%
International Equity Funds 1 .78%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 43,640 $ 15,439 $ 3,629 $ 49,964
Diversified International Fund 14,883 6,032 4,893 11,647
Diversified Real Asset Fund 2,742 1,401 130 4,017
High Income Fund 8,456 3,825 319 11,049
Inflation Protection Fund 6,132 5,453 317 10,304
International Small Company Fund 1,852 673 643 1,352
LargeCap S&P 500 Index Fund 29,197 10,854 2,643 30,699
MidCap S&P 400 Index Fund 5,929 2,752 592 6,944
Origin Emerging Markets Fund 1,751 592 588 1,353
Short-Term Income Fund 19,610 5,754 2,440 21,924
SmallCap S&P 600 Index Fund 3,043 1,001 1,065 2,396
$ 137,235 $ 53,776 $ 17,259 $ 151,649
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 876 $ 1 $ — $ (5,487)
Diversified International Fund 622 56 1,414 (4,431)
Diversified Real Asset Fund 100 — 39 4
High Income Fund 257 — — (913)
Inflation Protection Fund 392 — 188 (964)
International Small Company Fund 29 10 144 (540)
LargeCap S&P 500 Index Fund 471 421 3,079 (7,130)
MidCap S&P 400 Index Fund 166 33 309 (1,178)
Origin Emerging Markets Fund 40 (62) 36 (340)
Short-Term Income Fund 129 (12) 105 (988)
SmallCap S&P 600 Index Fund 75 14 176 (597)
$ 3,157 $ 461 $ 5,490 $ (22,564)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21 .23%
Diversified International Fund
(a)
3,422,271 $ 41,444
Diversified Real Asset Fund
(a)
888,929 12,071
International Small Company Fund
(a)
499,761 4,903
MidCap S&P 400 Index Fund
(a)
1,141,895 24,562
Origin Emerging Markets Fund
(a)
430,209 4,556
SmallCap S&P 600 Index Fund
(a)
311,601 8,410
$ 95,946
Principal Funds, Inc. Institutional Class - 78 .78%
Bond Market Index Fund
(a)
15,967,450 141,951
High Income Fund
(a)
3,446,361 29,432
Inflation Protection Fund
(a)
3,114,960 27,380
LargeCap S&P 500 Index Fund
(a)
5,178,605 109,320
Short-Term Income Fund
(a)
4,069,014 47,852
$ 355,935
TOTAL INVESTMENT COMPANIES $ 451,881
Total Investments $ 451,881
Other Assets and Liabilities -  (0.01)% (50)
TOTAL NET ASSETS - 100.00% $ 451,831
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 63 .75%
Domestic Equity Funds 31 .50%
Specialty Funds 2 .67%
International Equity Funds 2 .09%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 139,574 $ 28,189 $ 8,976 $ 141,951
Diversified International Fund 62,212 13,982 17,961 41,444
Diversified Real Asset Fund 9,642 3,090 667 12,071
High Income Fund 25,247 8,247 1,469 29,432
Inflation Protection Fund 19,767 11,839 1,465 27,380
International Small Company Fund 7,722 1,462 2,227 4,903
LargeCap S&P 500 Index Fund 121,503 28,699 15,202 109,320
MidCap S&P 400 Index Fund 24,843 7,397 3,314 24,562
Origin Emerging Markets Fund 7,208 923 2,138 4,556
Short-Term Income Fund 47,108 9,514 6,408 47,852
SmallCap S&P 600 Index Fund 12,722 2,365 4,403 8,410
$ 477,548 $ 115,707 $ 64,230 $ 451,881
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,828 $ (36) $ — $ (16,800)
Diversified International Fund 2,400 515 5,500 (17,304)
Diversified Real Asset Fund 332 — 132 6
High Income Fund 737 — — (2,593)
Inflation Protection Fund 1,155 (2) 559 (2,759)
International Small Company Fund 114 77 564 (2,131)
LargeCap S&P 500 Index Fund 1,870 1,726 12,222 (27,406)
MidCap S&P 400 Index Fund 663 140 1,232 (4,504)
Origin Emerging Markets Fund 144 (294) 132 (1,143)
Short-Term Income Fund 307 (61) 257 (2,301)
SmallCap S&P 600 Index Fund 308 98 716 (2,372)
$ 10,858 $ 2,163 $ 21,314 $ (79,307)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .03%
Diversified International Fund
(a)
4,593,961 $ 55,633
Diversified Real Asset Fund
(a)
1,010,007 13,716
International Small Company Fund
(a)
666,595 6,539
MidCap S&P 400 Index Fund
(a)
1,495,634 32,171
Origin Emerging Markets Fund
(a)
583,650 6,181
SmallCap S&P 600 Index Fund
(a)
409,958 11,065
$ 125,305
Principal Funds, Inc. Institutional Class - 74 .98%
Bond Market Index Fund
(a)
16,658,128 148,091
High Income Fund
(a)
3,248,731 27,744
Inflation Protection Fund
(a)
2,939,368 25,837
LargeCap S&P 500 Index Fund
(a)
6,764,500 142,799
Short-Term Income Fund
(a)
2,633,094 30,965
$ 375,436
TOTAL INVESTMENT COMPANIES $ 500,741
Total Investments $ 500,741
Other Assets and Liabilities -  (0.01)% (54)
TOTAL NET ASSETS - 100.00% $ 500,687
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 57 .57%
Domestic Equity Funds 37 .16%
Specialty Funds 2 .74%
International Equity Funds 2 .54%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 128,566 $ 38,970 $ 2,778 $ 148,091
Diversified International Fund 74,397 20,606 18,348 55,633
Diversified Real Asset Fund 10,345 3,584 227 13,716
High Income Fund 22,635 7,981 446 27,744
Inflation Protection Fund 15,471 13,295 425 25,837
International Small Company Fund 9,122 2,158 2,221 6,539
LargeCap S&P 500 Index Fund 147,772 40,281 12,561 142,799
MidCap S&P 400 Index Fund 30,565 10,232 3,048 32,171
Origin Emerging Markets Fund 8,542 1,500 2,039 6,181
Short-Term Income Fund 26,273 9,567 3,381 30,965
SmallCap S&P 600 Index Fund 15,386 3,429 4,897 11,065
$ 489,074 $ 151,603 $ 50,371 $ 500,741
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,720 $ (4) $ — $ (16,663)
Diversified International Fund 2,942 (44) 6,690 (20,978)
Diversified Real Asset Fund 361 — 142 14
High Income Fund 685 — — (2,426)
Inflation Protection Fund 1,029 — 494 (2,504)
International Small Company Fund 137 — 673 (2,520)
LargeCap S&P 500 Index Fund 2,355 627 15,389 (33,320)
MidCap S&P 400 Index Fund 835 114 1,552 (5,692)
Origin Emerging Markets Fund 174 (260) 158 (1,562)
Short-Term Income Fund 193 (38) 160 (1,456)
SmallCap S&P 600 Index Fund 379 71 882 (2,924)
$ 11,810 $ 466 $ 26,140 $ (90,031)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 29 .04%
Diversified International Fund
(a)
5,639,614 $ 68,296
International Small Company Fund
(a)
842,955 8,269
MidCap S&P 400 Index Fund
(a)
1,828,183 39,324
Origin Emerging Markets Fund
(a)
720,680 7,632
Real Estate Securities Fund
(a)
445,926 14,127
SmallCap S&P 600 Index Fund
(a)
500,329 13,504
$ 151,152
Principal Funds, Inc. Institutional Class - 70 .97%
Bond Market Index Fund
(a)
18,918,324 168,184
High Income Fund
(a)
3,113,125 26,586
LargeCap S&P 500 Index Fund
(a)
8,275,819 174,703
$ 369,473
TOTAL INVESTMENT COMPANIES $ 520,625
Total Investments $ 520,625
Other Assets and Liabilities -  (0.01)% (56)
TOTAL NET ASSETS - 100.00% $ 520,569
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50 .53%
Domestic Equity Funds 46 .42%
International Equity Funds 3 .06%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 134,029 $ 55,775 $ 2,498 $ 168,184
Diversified International Fund 93,285 20,970 20,339 68,296
Diversified Real Asset Fund 7,806 39 7,885 —
High Income Fund 22,908 6,343 351 26,586
Inflation Protection Fund 8,354 39 8,484 —
International Small Company Fund 11,423 2,110 2,186 8,269
LargeCap S&P 500 Index Fund 184,018 43,065 12,139 174,703
MidCap S&P 400 Index Fund 37,846 11,107 2,773 39,324
Origin Emerging Markets Fund 10,757 1,458 2,296 7,632
Real Estate Securities Fund 3,294 11,963 168 14,127
SmallCap S&P 600 Index Fund 19,068 3,337 5,354 13,504
$ 532,788 $ 156,206 $ 64,473 $ 520,625
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,140 $ (5) $ — $ (19,117)
Diversified International Fund 3,547 (4) 8,115 (25,616)
Diversified Real Asset Fund — 1,696 — (1,656)
High Income Fund 657 — — (2,314)
Inflation Protection Fund — 1,169 — (1,078)
International Small Company Fund 165 (2) 814 (3,076)
LargeCap S&P 500 Index Fund 2,926 558 19,134 (40,799)
MidCap S&P 400 Index Fund 1,032 105 1,920 (6,961)
Origin Emerging Markets Fund 215 (358) 196 (1,929)
Real Estate Securities Fund 301 — 176 (962)
SmallCap S&P 600 Index Fund 472 74 1,101 (3,621)
$ 12,455 $ 3,233 $ 31,456 $ (107,129)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33 .74%
Diversified International Fund
(a)
5,100,211 $ 61,764
International Small Company Fund
(a)
740,027 7,260
MidCap S&P 400 Index Fund
(a)
1,612,294 34,680
Origin Emerging Markets Fund
(a)
633,760 6,712
Real Estate Securities Fund
(a)
340,062 10,773
SmallCap S&P 600 Index Fund
(a)
442,035 11,930
$ 133,119
Principal Funds, Inc. Institutional Class - 66 .27%
Bond Market Index Fund
(a)
10,211,216 90,778
High Income Fund
(a)
1,941,263 16,578
LargeCap S&P 500 Index Fund
(a)
7,302,535 154,157
$ 261,513
TOTAL INVESTMENT COMPANIES $ 394,632
Total Investments $ 394,632
Other Assets and Liabilities -  (0.01)% (51)
TOTAL NET ASSETS - 100.00% $ 394,581
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53 .62%
Fixed Income Funds 42 .85%
International Equity Funds 3 .54%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 79,513 $ 23,407 $ 2,087 $ 90,778
Diversified International Fund 79,053 22,752 17,041 61,764
High Income Fund 14,998 3,716 730 16,578
International Small Company Fund 9,765 2,573 2,277 7,260
LargeCap S&P 500 Index Fund 153,415 42,468 6,219 154,157
MidCap S&P 400 Index Fund 31,518 10,624 1,270 34,680
Origin Emerging Markets Fund 9,057 1,641 1,968 6,712
Real Estate Securities Fund 9,806 1,818 216 10,773
SmallCap S&P 600 Index Fund 15,702 3,119 3,770 11,930
$ 402,827 $ 112,118 $ 35,578 $ 394,632
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,654 $ — $ — $ (10,055)
Diversified International Fund 3,158 (15) 7,191 (22,985)
High Income Fund 400 — — (1,406)
International Small Company Fund 150 (2) 736 (2,799)
LargeCap S&P 500 Index Fund 2,579 40 16,849 (35,547)
MidCap S&P 400 Index Fund 928 1 1,724 (6,193)
Origin Emerging Markets Fund 187 54 170 (2,072)
Real Estate Securities Fund 231 — 135 (635)
SmallCap S&P 600 Index Fund 411 23 957 (3,144)
$ 9,698 $ 101 $ 27,762 $ (84,836)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .81%
Diversified International Fund
(a)
5,585,549 $ 67,641
International Small Company Fund
(a)
813,551 7,981
MidCap S&P 400 Index Fund
(a)
1,762,881 37,920
Origin Emerging Markets Fund
(a)
720,215 7,627
Real Estate Securities Fund
(a)
322,036 10,202
SmallCap S&P 600 Index Fund
(a)
484,143 13,067
$ 144,438
Principal Funds, Inc. Institutional Class - 61 .20%
Bond Market Index Fund
(a)
5,534,197 49,199
High Income Fund
(a)
1,193,431 10,192
LargeCap S&P 500 Index Fund
(a)
7,977,813 168,411
$ 227,802
TOTAL INVESTMENT COMPANIES $ 372,240
Total Investments $ 372,240
Other Assets and Liabilities -  (0.01)% (43)
TOTAL NET ASSETS - 100.00% $ 372,197
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .68%
Fixed Income Funds 34 .13%
International Equity Funds 4 .20%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 51,283 $ 11,799 $ 8,401 $ 49,199
Diversified International Fund 81,494 27,091 16,289 67,641
High Income Fund 11,115 2,213 2,275 10,192
International Small Company Fund 10,272 2,754 2,069 7,981
LargeCap S&P 500 Index Fund 157,708 52,352 3,531 168,411
MidCap S&P 400 Index Fund 32,072 13,424 955 37,920
Origin Emerging Markets Fund 9,487 2,229 1,856 7,627
Real Estate Securities Fund 9,025 1,896 113 10,202
SmallCap S&P 600 Index Fund 16,038 3,553 3,210 13,067
$ 378,494 $ 117,311 $ 38,699 $ 372,240
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 902 $ 21 $ — $ (5,503)
Diversified International Fund 3,361 (5) 7,670 (24,650)
High Income Fund 247 (3) — (858)
International Small Company Fund 158 (1) 777 (2,975)
LargeCap S&P 500 Index Fund 2,737 2 17,887 (38,120)
MidCap S&P 400 Index Fund 971 1 1,806 (6,622)
Origin Emerging Markets Fund 206 66 187 (2,299)
Real Estate Securities Fund 217 — 127 (606)
SmallCap S&P 600 Index Fund 428 (1) 998 (3,313)
$ 9,227 $ 80 $ 29,452 $ (84,946)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42 .09%
Diversified International Fund
(a)
4,003,280 $ 48,480
International Small Company Fund
(a)
587,224 5,761
MidCap S&P 400 Index Fund
(a)
1,284,135 27,622
Origin Emerging Markets Fund
(a)
512,233 5,424
Real Estate Securities Fund
(a)
213,511 6,764
SmallCap S&P 600 Index Fund
(a)
352,292 9,508
$ 103,559
Principal Funds, Inc. Institutional Class - 57 .92%
Bond Market Index Fund
(a)
1,824,022 16,216
High Income Fund
(a)
401,296 3,427
LargeCap S&P 500 Index Fund
(a)
5,820,294 122,866
$ 142,509
TOTAL INVESTMENT COMPANIES $ 246,068
Total Investments $ 246,068
Other Assets and Liabilities -  (0.01)% (34)
TOTAL NET ASSETS - 100.00% $ 246,034
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .78%
Fixed Income Funds 27 .69%
International Equity Funds 4 .54%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 20,896 $ 6,096 $ 9,224 $ 16,216
Diversified International Fund 56,875 20,678 11,533 48,480
High Income Fund 5,550 1,177 3,049 3,427
International Small Company Fund 7,026 2,243 1,397 5,761
LargeCap S&P 500 Index Fund 111,707 40,998 2,158 122,866
MidCap S&P 400 Index Fund 22,557 10,499 595 27,622
Origin Emerging Markets Fund 6,570 1,681 1,255 5,424
Real Estate Securities Fund 5,860 1,361 58 6,764
SmallCap S&P 600 Index Fund 11,278 2,987 2,342 9,508
$ 248,319 $ 87,720 $ 31,611 $ 246,068
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 247 $ (319) $ — $ (1,233)
Diversified International Fund 2,377 (7) 5,424 (17,533)
High Income Fund 72 2 — (253)
International Small Company Fund 112 1 548 (2,112)
LargeCap S&P 500 Index Fund 1,974 1 12,908 (27,682)
MidCap S&P 400 Index Fund 703 — 1,307 (4,839)
Origin Emerging Markets Fund 143 26 130 (1,598)
Real Estate Securities Fund 142 — 83 (399)
SmallCap S&P 600 Index Fund 308 3 718 (2,418)
$ 6,078 $ (293) $ 21,118 $ (58,067)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .38%
Diversified International Fund
(a)
3,512,169 $ 42,532
International Small Company Fund
(a)
512,878 5,031
MidCap S&P 400 Index Fund
(a)
1,118,768 24,065
Origin Emerging Markets Fund
(a)
454,224 4,810
Real Estate Securities Fund
(a)
176,830 5,602
SmallCap S&P 600 Index Fund
(a)
307,726 8,306
$ 90,346
Principal Funds, Inc. Institutional Class - 55 .64%
Bond Market Index Fund
(a)
584,982 5,201
High Income Fund
(a)
157,531 1,345
LargeCap S&P 500 Index Fund
(a)
5,054,580 106,702
$ 113,248
TOTAL INVESTMENT COMPANIES $ 203,594
Total Investments $ 203,594
Other Assets and Liabilities -  (0.02)% (32)
TOTAL NET ASSETS - 100.00% $ 203,562
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .07%
Fixed Income Funds 24 .12%
International Equity Funds 4 .83%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 12,055 $ 2,513 $ 8,927 $ 5,201
Diversified International Fund 48,645 18,303 9,439 42,532
High Income Fund 3,407 634 2,613 1,345
International Small Company Fund 6,113 1,949 1,217 5,031
LargeCap S&P 500 Index Fund 95,853 37,543 2,791 106,702
MidCap S&P 400 Index Fund 19,472 9,529 761 24,065
Origin Emerging Markets Fund 5,628 1,527 992 4,810
Real Estate Securities Fund 4,814 1,183 63 5,602
SmallCap S&P 600 Index Fund 9,729 2,856 2,162 8,306
$ 205,716 $ 76,037 $ 28,965 $ 203,594
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 69 $ (510) $ — $ 70
Diversified International Fund 2,022 (5) 4,593 (14,972)
High Income Fund 25 (2) — (81)
International Small Company Fund 96 (3) 467 (1,811)
LargeCap S&P 500 Index Fund 1,706 (2) 11,144 (23,901)
MidCap S&P 400 Index Fund 606 — 1,125 (4,175)
Origin Emerging Markets Fund 122 24 111 (1,377)
Real Estate Securities Fund 118 — 68 (332)
SmallCap S&P 600 Index Fund 270 (9) 628 (2,108)
$ 5,034 $ (507) $ 18,136 $ (48,687)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .43%
Diversified International Fund
(a)
1,763,537 $ 21,356
International Small Company Fund
(a)
257,593 2,527
MidCap S&P 400 Index Fund
(a)
560,518 12,057
Origin Emerging Markets Fund
(a)
226,694 2,401
Real Estate Securities Fund
(a)
88,446 2,802
SmallCap S&P 600 Index Fund
(a)
154,428 4,168
$ 45,311
Principal Funds, Inc. Institutional Class - 55 .59%
Bond Market Index Fund
(a)
290,682 2,584
High Income Fund
(a)
82,284 703
LargeCap S&P 500 Index Fund
(a)
2,529,561 53,399
$ 56,686
TOTAL INVESTMENT COMPANIES $ 101,997
Total Investments $ 101,997
Other Assets and Liabilities -  (0.02)% (22)
TOTAL NET ASSETS - 100.00% $ 101,975
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .03%
Fixed Income Funds 24 .16%
International Equity Funds 4 .83%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 4,180 $ 1,309 $ 2,690 $ 2,584
Diversified International Fund 24,175 9,040 4,509 21,356
High Income Fund 1,226 318 794 703
International Small Company Fund 3,028 972 582 2,527
LargeCap S&P 500 Index Fund 47,591 18,613 1,050 53,399
MidCap S&P 400 Index Fund 9,806 4,582 286 12,057
Origin Emerging Markets Fund 2,779 757 471 2,401
Real Estate Securities Fund 2,357 624 15 2,802
SmallCap S&P 600 Index Fund 4,812 1,410 1,020 4,168
$ 99,954 $ 37,625 $ 11,417 $ 101,997
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 33 $ (103) $ — $ (112)
Diversified International Fund 986 (1) 2,249 (7,349)
High Income Fund 14 (3) — (44)
International Small Company Fund 47 1 228 (892)
LargeCap S&P 500 Index Fund 834 (1) 5,449 (11,754)
MidCap S&P 400 Index Fund 296 — 550 (2,045)
Origin Emerging Markets Fund 59 2 54 (666)
Real Estate Securities Fund 57 — 33 (164)
SmallCap S&P 600 Index Fund 131 2 306 (1,036)
$ 2,457 $ (103) $ 8,869 $ (24,062)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .52%
Diversified International Fund
(a)
731,051 $ 8,853
International Small Company Fund
(a)
106,870 1,049
MidCap S&P 400 Index Fund
(a)
231,604 4,982
Origin Emerging Markets Fund
(a)
94,629 1,002
Real Estate Securities Fund
(a)
36,495 1,156
SmallCap S&P 600 Index Fund
(a)
63,992 1,727
$ 18,769
Principal Funds, Inc. Institutional Class - 55 .53%
Bond Market Index Fund
(a)
113,539 1,009
High Income Fund
(a)
41,462 354
LargeCap S&P 500 Index Fund
(a)
1,044,419 22,048
$ 23,411
TOTAL INVESTMENT COMPANIES $ 42,180
Total Investments $ 42,180
Other Assets and Liabilities -  (0.05)% (20)
TOTAL NET ASSETS - 100.00% $ 42,160
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 70 .95%
Fixed Income Funds 24 .23%
International Equity Funds 4 .87%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 1,266 $ 557 $ 728 $ 1,009
Diversified International Fund 9,556 4,232 2,020 8,853
High Income Fund 418 189 230 354
International Small Company Fund 1,199 465 262 1,049
LargeCap S&P 500 Index Fund 18,530 8,909 709 22,048
MidCap S&P 400 Index Fund 3,937 2,068 194 4,982
Origin Emerging Markets Fund 1,087 396 211 1,002
Real Estate Securities Fund 932 312 22 1,156
SmallCap S&P 600 Index Fund 1,884 687 435 1,727
$ 38,809 $ 17,815 $ 4,811 $ 42,180
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 13 $ (5) $ — $ (81)
Diversified International Fund 388 — 881 (2,915)
High Income Fund 7 — — (23)
International Small Company Fund 18 — 90 (353)
LargeCap S&P 500 Index Fund 327 (1) 2,136 (4,681)
MidCap S&P 400 Index Fund 119 — 221 (829)
Origin Emerging Markets Fund 24 — 21 (270)
Real Estate Securities Fund 23 — 13 (66)
SmallCap S&P 600 Index Fund 51 — 120 (409)
$ 970 $ (6) $ 3,482 $ (9,627)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .13 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .06%
Diversified International Fund
(a)
193,865 $ 2,348
International Small Company Fund
(a)
28,209 277
MidCap S&P 400 Index Fund
(a)
62,324 1,340
Origin Emerging Markets Fund
(a)
24,212 256
Real Estate Securities Fund
(a)
9,817 311
SmallCap S&P 600 Index Fund
(a)
17,069 461
$ 4,993
Principal Funds, Inc. Institutional Class - 56 .07%
Bond Market Index Fund
(a)
29,772 265
High Income Fund
(a)
10,884 93
LargeCap S&P 500 Index Fund
(a)
284,102 5,997
$ 6,355
TOTAL INVESTMENT COMPANIES $ 11,348
Total Investments $ 11,348
Other Assets and Liabilities -  (0.13)% (15)
TOTAL NET ASSETS - 100.00% $ 11,333
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 71 .55%
Fixed Income Funds 23 .88%
International Equity Funds 4 .70%
Other Assets and Liabilities
( 0 .13 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 299 $ 189 $ 197 $ 265
Diversified International Fund 2,504 1,511 870 2,348
High Income Fund 101 63 65 93
International Small Company Fund 311 172 110 277
LargeCap S&P 500 Index Fund 4,789 3,148 664 5,997
MidCap S&P 400 Index Fund 1,033 719 183 1,340
Origin Emerging Markets Fund 279 142 93 256
Real Estate Securities Fund 246 119 36 311
SmallCap S&P 600 Index Fund 487 261 174 461
$ 10,049 $ 6,324 $ 2,392 $ 11,348
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 4 $ — $ — $ (26)
Diversified International Fund 107 — 238 (797)
High Income Fund 2 — — (6)
International Small Company Fund 5 — 24 (96)
LargeCap S&P 500 Index Fund 87 — 570 (1,276)
MidCap S&P 400 Index Fund 33 — 60 (229)
Origin Emerging Markets Fund 6 — 6 (72)
Real Estate Securities Fund 6 — 4 (18)
SmallCap S&P 600 Index Fund 14 — 32 (113)
$ 264 $ — $ 934 $ (2,633)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 16 .70%
Diversified International Fund
(a)
481,840 $ 5,835
Diversified Real Asset Fund
(a)
178,204 2,420
International Small Company Fund
(a)
71,491 701
MidCap S&P 400 Index Fund
(a)
165,483 3,560
Origin Emerging Markets Fund
(a)
63,650 674
SmallCap S&P 600 Index Fund
(a)
45,524 1,229
$ 14,419
Principal Funds, Inc. Institutional Class - 83 .33%
Bond Market Index Fund
(a)
3,379,507 30,044
High Income Fund
(a)
780,340 6,664
Inflation Protection Fund
(a)
706,279 6,208
LargeCap S&P 500 Index Fund
(a)
749,942 15,831
Short-Term Income Fund
(a)
1,121,660 13,191
$ 71,938
TOTAL INVESTMENT COMPANIES $ 86,357
Total Investments $ 86,357
Other Assets and Liabilities -  (0.03)% (25)
TOTAL NET ASSETS - 100.00% $ 86,332
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71 .75%
Domestic Equity Funds 23 .89%
Specialty Funds 2 .80%
International Equity Funds 1 .59%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Bond Market Index Fund $ 31,850 $ 8,255 $ 6,700 $ 30,044
Diversified International Fund 6,451 4,251 2,551 5,835
Diversified Real Asset Fund 2,072 479 132 2,420
High Income Fund 6,342 1,547 655 6,664
Inflation Protection Fund 4,304 2,871 350 6,208
International Small Company Fund 802 476 299 701
LargeCap S&P 500 Index Fund 12,223 8,056 787 15,831
MidCap S&P 400 Index Fund 2,599 1,872 218 3,560
Origin Emerging Markets Fund 752 411 286 674
Short-Term Income Fund 16,837 2,586 5,557 13,191
SmallCap S&P 600 Index Fund 1,264 669 382 1,229
$ 85,496 $ 31,473 $ 17,917 $ 86,357
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 561 $ (8) $ — $ (3,353)
Diversified International Fund 330 76 753 (2,392)
Diversified Real Asset Fund 65 — 26 1
High Income Fund 163 — — (570)
Inflation Protection Fund 257 — 124 (617)
International Small Company Fund 15 8 76 (286)
LargeCap S&P 500 Index Fund 259 (1) 1,693 (3,660)
MidCap S&P 400 Index Fund 101 — 187 (693)
Origin Emerging Markets Fund 20 (32) 18 (171)
Short-Term Income Fund 89 (25) 74 (650)
SmallCap S&P 600 Index Fund 40 (11) 93 (311)
$ 1,900 $ 7 $ 3,044 $ (12,702)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .45%
Blue Chip Fund
(a)
439,810 $ 13,709
Core Fixed Income Fund
(a)
15,247,515 136,160
Diversified International Fund
(a)
1,415,971 17,148
Diversified Real Asset Fund
(a)
785,006 10,660
International Small Company Fund
(a)
337,955 3,315
LargeCap Growth Fund I
(a)
826,863 13,800
MidCap Fund
(a)
235,262 7,947
MidCap Value Fund I
(a)
501,834 8,376
Origin Emerging Markets Fund
(a)
407,116 4,311
SmallCap Growth Fund I
(a)
207,312 2,710
SmallCap Value Fund II
(a)
238,725 2,822
$ 220,958
Principal Funds, Inc. Institutional Class - 43 .56%
Equity Income Fund
(a)
399,996 14,876
High Income Fund
(a)
3,548,324 30,303
Inflation Protection Fund
(a)
3,206,017 28,181
LargeCap S&P 500 Index Fund
(a)
688,611 14,536
LargeCap Value Fund III
(a)
806,612 14,874
Overseas Fund
(a)
816,521 8,198
Short-Term Income Fund
(a)
5,059,709 59,502
$ 170,470
TOTAL INVESTMENT COMPANIES $ 391,428
Total Investments $ 391,428
Other Assets and Liabilities -  (0.01)% (41)
TOTAL NET ASSETS - 100.00% $ 391,387
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .31%
Domestic Equity Funds 23 .93%
International Equity Funds 4 .05%
Specialty Funds 2 .72%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 15,232 $ 5,381 $ 1,284 $ 13,709
Core Fixed Income Fund 171,217 20,151 40,362 136,160
Diversified International Fund 21,994 12,227 9,513 17,148
Diversified Real Asset Fund 9,899 1,848 1,079 10,660
Equity Income Fund 13,585 4,941 1,781 14,876
High Income Fund 34,050 3,361 4,340 30,303
Inflation Protection Fund 23,503 10,500 2,827 28,181
International Small Company Fund 4,470 2,022 1,726 3,315
LargeCap Growth Fund I 14,261 6,946 1,283 13,800
LargeCap S&P 500 Index Fund 9,795 8,944 1,203 14,536
LargeCap Value Fund III 13,872 5,568 2,455 14,874
MidCap Fund 7,243 3,960 880 7,947
MidCap Value Fund I 7,070 3,995 1,527 8,376
Origin Emerging Markets Fund 5,592 2,383 2,287 4,311
Overseas Fund 11,983 2,283 4,668 8,198
Short-Term Income Fund 89,844 3,287 30,321 59,502
SmallCap Growth Fund I 3,410 1,419 571 2,710
SmallCap Value Fund II 3,620 1,481 1,503 2,822
$ 460,640 $ 100,697 $ 109,610 $ 391,428
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 135 $ (27) $ 959 $ (5,593)
Core Fixed Income Fund 1,661 159 — (15,005)
Diversified International Fund 1,095 (122) 2,516 (7,438)
Diversified Real Asset Fund 308 (4) 124 (4)
Equity Income Fund 244 1 510 (1,870)
High Income Fund 806 (8) — (2,760)
Inflation Protection Fund 1,276 (1) 620 (2,994)
International Small Company Fund 81 (6) 403 (1,445)
LargeCap Growth Fund I 137 (20) 1,556 (6,104)
LargeCap S&P 500 Index Fund 204 (9) 1,334 (2,991)
LargeCap Value Fund III 452 (1) 956 (2,110)
MidCap Fund 25 (11) 666 (2,365)
MidCap Value Fund I 437 8 529 (1,170)
Origin Emerging Markets Fund 145 (274) 133 (1,103)
Overseas Fund 876 246 — (1,646)
Short-Term Income Fund 440 (76) 371 (3,232)
SmallCap Growth Fund I 118 (41) 352 (1,507)
SmallCap Value Fund II 422 (9) 135 (767)
$ 8,862 $ (195) $ 11,164 $ (60,104)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .26 % Shares Held Value (000's)
Money Market Funds - 3 .26%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
230,294,250 $ 230,294
TOTAL INVESTMENT COMPANIES $ 230,294
COMMON STOCKS - 97 .25 % Shares Held Value (000's)
Entertainment - 1 .48%
Marriott Vacations Worldwide Corp 697,483 $ 104,155
Home Builders - 1 .13%
DR Horton Inc 1,144,502 79,646
Lodging - 0 .87%
Travel + Leisure Co 1,112,848 61,741
REITs - 93 .77%
Agree Realty Corp 1,311,939 89,107
Alexandria Real Estate Equities Inc 1,243,818 226,574
American Assets Trust Inc 583,398 21,352
American Homes 4 Rent 6,263,654 248,103
American Tower Corp 808,387 194,837
Apartment Income REIT Corp 2,920,820 143,617
Apple Hospitality REIT Inc 3,366,504 59,553
AvalonBay Communities Inc 1,620,463 368,623
Brandywine Realty Trust 1,436,324 16,762
Broadstone Net Lease Inc 4,562,487 94,398
Cousins Properties Inc 3,207,203 115,139
CubeSmart 3,584,354 170,293
DiamondRock Hospitality Co
(c)
5,640,086 59,898
Digital Realty Trust Inc 401,557 58,676
Equinix Inc 513,456 369,216
Equity LifeStyle Properties Inc 1,804,884 139,481
Essex Property Trust Inc 977,508 321,864
Extra Space Storage Inc 1,503,432 285,652
First Industrial Realty Trust Inc 2,904,404 168,455
Healthcare Realty Trust Inc 1,762,184 47,720
Healthcare Trust of America Inc 4,479,252 136,438
InvenTrust Properties Corp 2,086,589 63,203
Invitation Homes Inc 6,952,526 276,850
Kilroy Realty Corp 2,210,484 154,734
Medical Properties Trust Inc 5,663,109 104,145
NETSTREIT Corp 1,174,719 25,397
Park Hotels & Resorts Inc 2,341,224 46,146
Prologis Inc 3,355,536 537,859
PS Business Parks Inc 630,907 118,106
Public Storage 447,196 166,133
Regency Centers Corp 2,205,702 151,818
Rexford Industrial Realty Inc 2,057,553 160,571
Sabra Health Care REIT Inc 6,266,022 73,187
Saul Centers Inc 484,701 25,015
Simon Property Group Inc 668,784 78,917
STORE Capital Corp 4,185,642 118,998
Sun Communities Inc 1,630,705 286,303
Terreno Realty Corp 1,809,871 131,668
Ventas Inc 5,834,316 324,096
VICI Properties Inc 9,514,074 283,615
Welltower Inc 1,193,177 108,352
Weyerhaeuser Co 1,124,642 46,358
$ 6,617,229
TOTAL COMMON STOCKS $ 6,862,771
Total Investments $ 7,093,065
Other Assets and Liabilities -  (0.51)% (36,136)
TOTAL NET ASSETS - 100.00% $ 7,056,929
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 93 .77%
Consumer, Cyclical 3 .48%
Money Market Funds 3 .26%
Other Assets and Liabilities
( 0 .51 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 128,251 $ 1,028,272 $ 926,229 $ 230,294
$ 128,251 $ 1,028,272 $ 926,229 $ 230,294
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 19 $ — $ — $ —
$ 19 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .51%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
22,663,735 $ 22,664
Principal Exchange-Traded Funds - 12 .55%
Principal Investment Grade Corporate Active
ETF
(a)
1,956,000 44,158
Principal U.S. Mega-Cap ETF
(a)
8,735,257 344,431
Principal U.S. Small-Cap Multi-Factor ETF
(a)
4,063,700 166,577
$ 555,166
Principal Funds, Inc. Class R-6 - 52 .75%
Blue Chip Fund
(a)
13,146,011 409,761
Core Fixed Income Fund
(a)
64,140,959 572,779
Diversified International Fund
(a)
11,649,702 141,078
Diversified Real Asset Fund
(a)
16,041,243 217,840
Edge MidCap Fund
(a)
7,746,424 97,372
Global Real Estate Securities Fund
(a)
4,185,617 44,577
High Yield Fund
(a)
20,485,260 137,456
International Small Company Fund
(a)
7,628,742 74,838
LargeCap Growth Fund I
(a)
10,329,696 172,403
MidCap Fund
(a)
2,822,286 95,337
Origin Emerging Markets Fund
(a)
16,501,846 174,754
Spectrum Preferred and Capital Securities Income
Fund
(a)
20,791,872 195,028
$ 2,333,223
Principal Funds, Inc. Institutional Class - 34 .24%
Equity Income Fund
(a)
9,933,529 369,428
Finisterre Emerging Markets Total Return Bond
Fund
(a)
14,548,305 136,900
Government & High Quality Bond Fund
(a)
28,297,707 265,715
LargeCap Value Fund III
(a)
12,287,386 226,579
Overseas Fund
(a)
9,218,973 92,559
Principal Capital Appreciation Fund
(a)
4,982,273 284,936
Short-Term Income Fund
(a)
11,781,008 138,545
$ 1,514,662
TOTAL INVESTMENT COMPANIES $ 4,425,715
Total Investments $ 4,425,715
Other Assets and Liabilities -  (0.05)% (2,330)
TOTAL NET ASSETS - 100.00% $ 4,423,385
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 48 .98%
Fixed Income Funds 36 .90%
International Equity Funds 8 .74%
Specialty Funds 4 .92%
Money Market Funds 0 .51%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 579,532 $ 73,021 $ 72,719 $ 409,761
Core Fixed Income Fund 500,651 171,996 33,631 572,779
Diversified International Fund 153,445 36,836 5,403 141,078
Diversified Real Asset Fund 268,010 11,820 61,186 217,840
Edge MidCap Fund 120,033 33,161 14,254 97,372
Equity Income Fund 419,390 25,017 30,195 369,428
Finisterre Emerging Markets Total Return Bond Fund 157,178 4,713 12,104 136,900
Global Real Estate Securities Fund 213,459 3,879 166,941 44,577
Government & High Quality Bond Fund 127,921 174,573 16,847 265,715
High Yield Fund 111,047 46,721 8,666 137,456
International Small Company Fund 80,070 21,310 3,315 74,838
LargeCap Growth Fund I 240,181 37,064 25,682 172,403
LargeCap Value Fund III 269,026 24,149 35,262 226,579
MidCap Fund — 117,982 3,411 95,337
Origin Emerging Markets Fund 340,516 17,061 136,119 174,754
Overseas Fund 49,217 59,481 6,868 92,559
Principal Capital Appreciation Fund — 336,847 10,012 284,936
Principal Government Money Market Fund - Institutional Class 0.27% 15,190 241,626 234,152 22,664
Principal Investment Grade Corporate Active ETF 68,307 — 15,770 44,158
Principal U.S. Mega-Cap ETF 557,916 — 186,448 344,431
Principal U.S. Small-Cap Multi-Factor ETF 447,905 — 258,312 166,577
Short-Term Income Fund 178,411 7,524 40,337 138,545
Spectrum Preferred and Capital Securities Income Fund 222,739 7,917 13,544 195,028
$ 5,120,144 $ 1,452,698 $ 1,391,178 $ 4,425,715
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 4,407 $ 10,906 $ 31,220 $ (180,979)
Core Fixed Income Fund 6,993 (2,040) — (64,197)
Diversified International Fund 5,776 419 13,273 (44,219)
Diversified Real Asset Fund 7,402 1,528 3,041 (2,332)
Edge MidCap Fund 4,252 129 26,394 (41,697)
Equity Income Fund 6,164 4,770 13,089 (49,554)
Finisterre Emerging Markets Total Return Bond Fund 2,878 (785) — (12,102)
Global Real Estate Securities Fund 2,758 36,835 156 (42,655)
Government & High Quality Bond Fund 1,552 (1,033) — (18,899)
High Yield Fund 3,348 (366) — (11,280)
International Small Company Fund 1,143 (328) 5,654 (22,899)
LargeCap Growth Fund I 1,774 1,694 20,212 (80,854)
LargeCap Value Fund III 7,040 21 14,888 (31,355)
MidCap Fund 38 (730) 1,008 (18,504)
Origin Emerging Markets Fund 6,621 (15,422) 6,165 (31,282)
Overseas Fund 3,567 (654) — (8,617)
Principal Capital Appreciation Fund 2,181 (1,713) 5,655 (40,186)
Principal Government Money Market Fund - Institutional Class 0.27% 3 — — —
Principal Investment Grade Corporate Active ETF 1,092 (280) — (8,099)
Principal U.S. Mega-Cap ETF 3,519 73,860 — (100,897)
Principal U.S. Small-Cap Multi-Factor ETF 2,357 49,148 — (72,164)
Short-Term Income Fund 943 (128) 890 (6,925)
Spectrum Preferred and Capital Securities Income Fund 4,932 (538) — (21,546)
$ 80,740 $ 155,293 $ 141,645 $ (911,242)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .37%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
6,552,168 $ 6,552
Principal Exchange-Traded Funds - 8 .75%
Principal Investment Grade Corporate Active
ETF
(a)
1,310,000 29,574
Principal U.S. Mega-Cap ETF
(a)
2,233,648 88,073
Principal U.S. Small-Cap Multi-Factor ETF
(a)
928,700 38,069
$ 155,716
Principal Funds, Inc. Class R-6 - 55 .42%
Blue Chip Fund
(a)
3,539,492 110,326
Core Fixed Income Fund
(a)
40,843,122 364,729
Diversified International Fund
(a)
2,497,343 30,243
Diversified Real Asset Fund
(a)
5,670,292 77,003
Edge MidCap Fund
(a)
2,089,729 26,268
Global Real Estate Securities Fund
(a)
2,515,458 26,790
High Yield Fund
(a)
14,182,773 95,166
International Small Company Fund
(a)
1,755,562 17,222
LargeCap Growth Fund I
(a)
2,799,914 46,731
MidCap Fund
(a)
641,991 21,686
Origin Emerging Markets Fund
(a)
4,181,590 44,283
Spectrum Preferred and Capital Securities Income
Fund
(a)
13,347,604 125,200
$ 985,647
Principal Funds, Inc. Institutional Class - 35 .50%
Equity Income Fund
(a)
2,645,637 98,391
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,195,819 86,533
Government & High Quality Bond Fund
(a)
18,059,147 169,575
LargeCap Value Fund III
(a)
3,185,731 58,745
Overseas Fund
(a)
2,398,802 24,084
Principal Capital Appreciation Fund
(a)
1,758,923 100,593
Short-Term Income Fund
(a)
7,947,743 93,465
$ 631,386
TOTAL INVESTMENT COMPANIES $ 1,779,301
Total Investments $ 1,779,301
Other Assets and Liabilities -  (0.04)% (696)
TOTAL NET ASSETS - 100.00% $ 1,778,605
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 55 .92%
Domestic Equity Funds 33 .11%
International Equity Funds 6 .31%
Specialty Funds 4 .33%
Money Market Funds 0 .37%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 159,011 $ 26,660 $ 29,509 $ 110,326
Core Fixed Income Fund 327,145 89,778 10,364 364,729
Diversified International Fund 27,987 12,306 1,180 30,243
Diversified Real Asset Fund 102,261 5,331 30,076 77,003
Edge MidCap Fund 32,263 10,538 5,260 26,268
Equity Income Fund 104,507 11,339 5,738 98,391
Finisterre Emerging Markets Total Return Bond Fund 108,465 3,411 17,154 86,533
Global Real Estate Securities Fund 100,413 3,596 73,790 26,790
Government & High Quality Bond Fund 89,410 100,863 8,059 169,575
High Yield Fund 74,995 33,014 4,848 95,166
International Small Company Fund 23,347 4,921 4,555 17,222
LargeCap Growth Fund I 64,118 11,789 7,545 46,731
LargeCap Value Fund III 48,840 25,524 8,263 58,745
MidCap Fund — 26,352 92 21,686
Origin Emerging Markets Fund 87,922 5,176 36,827 44,283
Overseas Fund 13,909 14,859 2,116 24,084
Principal Capital Appreciation Fund — 118,195 2,878 100,593
Principal Government Money Market Fund - Institutional Class 0.27% 7,596 98,015 99,059 6,552
Principal Investment Grade Corporate Active ETF 42,911 4,404 12,513 29,574
Principal U.S. Mega-Cap ETF 145,598 — 50,909 88,073
Principal U.S. Small-Cap Multi-Factor ETF 111,510 — 69,129 38,069
Short-Term Income Fund 123,661 5,273 30,798 93,465
Spectrum Preferred and Capital Securities Income Fund 153,376 7,317 20,962 125,200
$ 1,949,245 $ 618,661 $ 531,624 $ 1,779,301
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,224 $ 2,016 $ 8,672 $ (47,852)
Core Fixed Income Fund 4,432 (972) — (40,858)
Diversified International Fund 1,090 (231) 2,498 (8,639)
Diversified Real Asset Fund 2,689 535 1,110 (1,048)
Edge MidCap Fund 1,170 (558) 7,259 (10,715)
Equity Income Fund 1,578 (76) 3,312 (11,641)
Finisterre Emerging Markets Total Return Bond Fund 1,852 (804) — (7,385)
Global Real Estate Securities Fund 1,522 14,892 86 (18,321)
Government & High Quality Bond Fund 997 (518) — (12,121)
High Yield Fund 2,277 (235) — (7,760)
International Small Company Fund 339 (955) 1,673 (5,536)
LargeCap Growth Fund I 480 28 5,474 (21,659)
LargeCap Value Fund III 1,353 (423) 2,859 (6,933)
MidCap Fund 15 (11) 386 (4,563)
Origin Emerging Markets Fund 1,732 (4,132) 1,599 (7,856)
Overseas Fund 1,003 (225) — (2,343)
Principal Capital Appreciation Fund 472 (576) 1,217 (14,148)
Principal Government Money Market Fund - Institutional Class 0.27% 1 — — —
Principal Investment Grade Corporate Active ETF 678 (222) — (5,006)
Principal U.S. Mega-Cap ETF 916 20,057 — (26,673)
Principal U.S. Small-Cap Multi-Factor ETF 456 14,539 — (18,851)
Short-Term Income Fund 632 (79) 586 (4,592)
Spectrum Preferred and Capital Securities Income Fund 3,288 (741) — (13,790)
$ 30,196 $ 41,309 $ 36,731 $ (298,290)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 1 .69%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
51,150,429 $ 51,150
Principal Exchange-Traded Funds - 17 .06%
Principal Investment Grade Corporate Active
ETF
(a)
675,000 15,239
Principal U.S. Mega-Cap ETF
(a)
8,045,445 317,231
Principal U.S. Small-Cap Multi-Factor ETF
(a)
4,480,800 183,675
$ 516,145
Principal Funds, Inc. Class R-6 - 47 .39%
Blue Chip Fund
(a)
11,756,318 366,444
Core Fixed Income Fund
(a)
16,456,460 146,956
Diversified International Fund
(a)
9,880,488 119,653
Diversified Real Asset Fund
(a)
10,522,887 142,901
Edge MidCap Fund
(a)
7,735,062 97,230
Global Real Estate Securities Fund
(a)
691,317 7,363
High Yield Fund
(a)
3,558,479 23,877
International Small Company Fund
(a)
6,765,828 66,373
LargeCap Growth Fund I
(a)
9,969,344 166,388
MidCap Fund
(a)
2,819,263 95,235
Origin Emerging Markets Fund
(a)
14,286,016 151,289
Spectrum Preferred and Capital Securities Income
Fund
(a)
5,314,544 49,850
$ 1,433,559
Principal Funds, Inc. Institutional Class - 33 .91%
Equity Income Fund
(a)
8,544,960 317,787
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,245,997 39,955
Government & High Quality Bond Fund
(a)
7,603,140 71,393
LargeCap Value Fund III
(a)
11,549,490 212,973
Overseas Fund
(a)
5,721,832 57,447
Principal Capital Appreciation Fund
(a)
5,007,959 286,405
Short-Term Income Fund
(a)
3,380,490 39,755
$ 1,025,715
TOTAL INVESTMENT COMPANIES $ 3,026,569
Total Investments $ 3,026,569
Other Assets and Liabilities -  (0.05)% (1,408)
TOTAL NET ASSETS - 100.00% $ 3,025,161
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 67 .56%
Fixed Income Funds 16 .75%
International Equity Funds 9 .33%
Specialty Funds 4 .72%
Money Market Funds 1 .69%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 533,242 $ 62,633 $ 75,340 $ 366,444
Core Fixed Income Fund 97,647 74,573 8,365 146,956
Diversified International Fund 137,985 25,057 5,137 119,653
Diversified Real Asset Fund 182,688 6,976 46,004 142,901
Edge MidCap Fund 116,853 30,702 9,532 97,230
Equity Income Fund 399,150 20,452 62,640 317,787
Finisterre Emerging Markets Total Return Bond Fund 33,369 11,893 1,706 39,955
Global Real Estate Securities Fund 126,093 1,672 118,212 7,363
Government & High Quality Bond Fund 22,858 57,827 4,002 71,393
High Yield Fund 17,295 10,379 1,762 23,877
International Small Company Fund 67,547 22,545 3,525 66,373
LargeCap Growth Fund I 211,310 35,501 3,388 166,388
LargeCap Value Fund III 226,720 31,876 16,779 212,973
MidCap Fund — 116,524 2,264 95,235
Origin Emerging Markets Fund 307,650 12,182 127,274 151,289
Overseas Fund 50,626 18,079 4,148 57,447
Principal Capital Appreciation Fund — 333,365 7,844 286,405
Principal Government Money Market Fund - Institutional Class 0.27% 12,421 198,261 159,532 51,150
Principal Investment Grade Corporate Active ETF 15,598 2,305 — 15,239
Principal U.S. Mega-Cap ETF 516,970 — 173,871 317,231
Principal U.S. Small-Cap Multi-Factor ETF 410,532 — 201,917 183,675
Short-Term Income Fund 18,563 28,146 5,186 39,755
Spectrum Preferred and Capital Securities Income Fund 41,266 15,058 1,103 49,850
$ 3,546,383 $ 1,116,006 $ 1,039,531 $ 3,026,569
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 4,039 $ 7,910 $ 28,614 $ (162,001)
Core Fixed Income Fund 1,713 (406) — (16,493)
Diversified International Fund 5,161 779 11,836 (39,031)
Diversified Real Asset Fund 4,840 1,202 1,992 (1,961)
Edge MidCap Fund 4,118 368 25,557 (41,161)
Equity Income Fund 5,652 26,682 12,409 (65,857)
Finisterre Emerging Markets Total Return Bond Fund 759 (141) — (3,460)
Global Real Estate Securities Fund 1,526 25,646 87 (27,836)
Government & High Quality Bond Fund 393 (176) — (5,114)
High Yield Fund 568 (69) — (1,966)
International Small Company Fund 951 (235) 4,711 (19,959)
LargeCap Growth Fund I 1,728 (512) 19,694 (76,523)
LargeCap Value Fund III 6,316 (641) 13,351 (28,203)
MidCap Fund 27 (514) 694 (18,511)
Origin Emerging Markets Fund 5,975 (14,529) 5,528 (26,740)
Overseas Fund 3,654 (405) — (6,705)
Principal Capital Appreciation Fund 1,497 (1,500) 3,882 (37,616)
Principal Government Money Market Fund - Institutional Class 0.27% 4 — — —
Principal Investment Grade Corporate Active ETF 295 — — (2,664)
Principal U.S. Mega-Cap ETF 3,254 65,813 — (91,681)
Principal U.S. Small-Cap Multi-Factor ETF 2,225 31,272 — (56,212)
Short-Term Income Fund 212 (64) 176 (1,704)
Spectrum Preferred and Capital Securities Income Fund 1,109 (28) — (5,343)
$ 56,016 $ 140,452 $ 128,531 $ (736,741)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .53%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
14,864,609 $ 14,865
Principal Exchange-Traded Funds - 18 .05%
Principal Active High Yield ETF
(a)
8,918,084 171,495
Principal Investment Grade Corporate Active
ETF
(a)
10,642,702 240,268
Principal U.S. Mega-Cap ETF
(a)
2,285,095 90,101
Principal U.S. Small-Cap Multi-Factor ETF
(a)
2,000 82
$ 501,946
Principal Funds, Inc. Class R-6 - 47 .82%
Blue Chip Fund
(a)
3,824,802 119,219
Core Fixed Income Fund
(a)
58,101,538 518,847
Diversified International Fund
(a)
7,187,042 87,035
Diversified Real Asset Fund
(a)
10,908,428 148,136
Global Real Estate Securities Fund
(a)
4,991,318 53,157
High Yield Fund
(a)
6,389,226 42,872
Origin Emerging Markets Fund
(a)
1,774,564 18,793
Small-MidCap Dividend Income Fund
(a)
5,426,359 88,395
Spectrum Preferred and Capital Securities Income
Fund
(a)
27,047,756 253,708
$ 1,330,162
Principal Funds, Inc. Institutional Class - 33 .64%
Equity Income Fund
(a)
2,026,743 75,375
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,730,706 91,566
Government & High Quality Bond Fund
(a)
41,945,755 393,871
LargeCap Value Fund III
(a)
2,652,290 48,908
Principal Capital Appreciation Fund
(a)
2,008,009 114,838
Short-Term Income Fund
(a)
17,944,584 211,028
$ 935,586
TOTAL INVESTMENT COMPANIES $ 2,782,559
Total Investments $ 2,782,559
Other Assets and Liabilities -  (0.04)% (1,068)
TOTAL NET ASSETS - 100.00% $ 2,781,491
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 72 .29%
Domestic Equity Funds 19 .31%
Specialty Funds 5 .33%
International Equity Funds 2 .58%
Money Market Funds 0 .53%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 178,767 $ 27,462 $ 36,440 $ 119,219
Core Fixed Income Fund 516,169 79,558 16,617 518,847
Diversified International Fund 82,225 33,125 2,855 87,035
Diversified Real Asset Fund 216,140 8,885 75,243 148,136
Edge MidCap Fund — 584 592 —
Equity Income Fund 88,542 6,878 10,788 75,375
Finisterre Emerging Markets Total Return Bond Fund 93,301 10,485 3,759 91,566
Global Real Estate Securities Fund 201,551 4,875 144,963 53,157
Government & High Quality Bond Fund 300,118 137,620 12,001 393,871
High Yield Fund 43,387 9,766 6,821 42,872
LargeCap Value Fund III 53,566 6,092 4,037 48,908
Origin Emerging Markets Fund 40,497 2,245 18,729 18,793
Principal Active High Yield ETF 186,834 — — 171,495
Principal Capital Appreciation Fund — 137,621 4,189 114,838
Principal Government Money Market Fund - Institutional Class 0.27% 17,114 194,497 196,746 14,865
Principal Investment Grade Corporate Active ETF 301,623 — 17,785 240,268
Principal U.S. Mega-Cap ETF 135,378 — 38,295 90,101
Principal U.S. Small-Cap Multi-Factor ETF 89,256 — 89,926 82
Short-Term Income Fund 240,864 8,271 27,907 211,028
Small-MidCap Dividend Income Fund 29,119 71,753 2,755 88,395
Spectrum Preferred and Capital Securities Income Fund 262,755 28,304 9,099 253,708
$ 3,077,206 $ 768,021 $ 719,547 $ 2,782,559
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 1,367 $ (382) $ 9,686 $ (50,188)
Core Fixed Income Fund 6,500 (1,026) — (59,237)
Diversified International Fund 3,166 (600) 7,271 (24,860)
Diversified Real Asset Fund 5,688 1,042 2,386 (2,688)
Edge MidCap Fund — 8 — —
Equity Income Fund 1,278 (11) 2,788 (9,246)
Finisterre Emerging Markets Total Return Bond Fund 1,839 (330) — (8,131)
Global Real Estate Securities Fund 3,062 18,143 174 (26,449)
Government & High Quality Bond Fund 2,638 (914) — (30,952)
High Yield Fund 1,076 111 — (3,571)
LargeCap Value Fund III 1,490 (149) 3,149 (6,564)
Origin Emerging Markets Fund 735 (2,326) 708 (2,894)
Principal Active High Yield ETF 4,792 — — (15,339)
Principal Capital Appreciation Fund 1,195 (873) 3,091 (17,721)
Principal Government Money Market Fund - Institutional Class 0.27% 2 — — —
Principal Investment Grade Corporate Active ETF 5,224 (1,237) — (42,333)
Principal U.S. Mega-Cap ETF 951 13,678 — (20,660)
Principal U.S. Small-Cap Multi-Factor ETF 197 29,287 — (28,535)
Short-Term Income Fund 1,353 (299) 1,192 (9,901)
Small-MidCap Dividend Income Fund 528 (75) — (9,647)
Spectrum Preferred and Capital Securities Income Fund 6,164 (616) — (27,636)
$ 49,245 $ 53,431 $ 30,445 $ (396,552)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 2 .34%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
46,006,587 $ 46,007
Principal Exchange-Traded Funds - 18 .76%
Principal U.S. Mega-Cap ETF
(a)
5,263,800 207,552
Principal U.S. Small-Cap Multi-Factor ETF
(a)
3,921,500 160,748
$ 368,300
Principal Funds, Inc. Class R-6 - 43 .74%
Blue Chip Fund
(a)
8,528,199 265,824
Diversified International Fund
(a)
10,564,352 127,934
Diversified Real Asset Fund
(a)
4,054,663 55,062
Edge MidCap Fund
(a)
5,069,975 63,730
International Small Company Fund
(a)
4,918,200 48,248
LargeCap Growth Fund I
(a)
10,710,411 178,757
MidCap Fund
(a)
1,559,236 52,671
Origin Emerging Markets Fund
(a)
6,256,580 66,257
$ 858,483
Principal Funds, Inc. Institutional Class - 35 .21%
Equity Income Fund
(a)
5,987,290 222,667
LargeCap Value Fund III
(a)
9,189,912 169,462
Overseas Fund
(a)
8,618,667 86,531
Principal Capital Appreciation Fund
(a)
3,714,755 212,447
$ 691,107
TOTAL INVESTMENT COMPANIES $ 1,963,897
Total Investments $ 1,963,897
Other Assets and Liabilities -  (0.05)% (1,063)
TOTAL NET ASSETS - 100.00% $ 1,962,834
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 78 .14%
International Equity Funds 10 .25%
Fixed Income Funds 6 .52%
Specialty Funds 2 .80%
Money Market Funds 2 .34%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Blue Chip Fund $ 363,109 $ 39,570 $ 27,206 $ 265,824
Diversified International Fund 134,685 37,449 4,933 127,934
Diversified Real Asset Fund 122,870 4,229 70,393 55,062
Edge MidCap Fund 77,449 20,468 7,210 63,730
Equity Income Fund 267,420 13,485 30,987 222,667
Global Real Estate Securities Fund 19,884 431 20,001 —
International Small Company Fund 53,635 12,459 2,585 48,248
LargeCap Growth Fund I 300,452 31,421 57,923 178,757
LargeCap Value Fund III 167,939 39,367 14,986 169,462
MidCap Fund — 73,414 9,460 52,671
Origin Emerging Markets Fund 141,792 6,046 63,133 66,257
Overseas Fund 87,862 14,407 4,298 86,531
Principal Capital Appreciation Fund — 246,275 4,747 212,447
Principal Government Money Market Fund - Institutional Class 0.27% 7,802 155,493 117,288 46,007
Principal U.S. Mega-Cap ETF 284,793 — 60,113 207,552
Principal U.S. Small-Cap Multi-Factor ETF 299,836 — 114,976 160,748
$ 2,329,528 $ 694,514 $ 610,239 $ 1,963,897
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 2,755 $ (595) $ 19,518 $ (109,054)
Diversified International Fund 5,054 631 11,587 (39,898)
Diversified Real Asset Fund 2,937 1,848 1,273 (3,492)
Edge MidCap Fund 2,733 139 16,965 (27,116)
Equity Income Fund 3,849 4,265 8,316 (31,516)
Global Real Estate Securities Fund 408 6,955 23 (7,269)
International Small Company Fund 761 (220) 3,759 (15,041)
LargeCap Growth Fund I 2,414 (3,233) 27,503 (91,960)
LargeCap Value Fund III 4,950 (1,011) 10,461 (21,847)
MidCap Fund 17 (800) 458 (10,483)
Origin Emerging Markets Fund 2,778 (871) 2,565 (17,577)
Overseas Fund 6,340 (540) — (10,900)
Principal Capital Appreciation Fund 1,154 (996) 2,988 (28,085)
Principal Government Money Market Fund - Institutional Class 0.27% 4 — — —
Principal U.S. Mega-Cap ETF 1,947 16,668 — (33,796)
Principal U.S. Small-Cap Multi-Factor ETF 1,409 10,874 — (34,986)
$ 39,510 $ 33,114 $ 105,416 $ (483,020)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.14% Shares Held Value (000's)
Money Market Funds - 1.14%
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b)
41,567,161 $ 41,567
TOTAL INVESTMENT COMPANIES $ 41,567
BONDS - 90.37%
Principal
Amount (000's) Value (000's)
Agriculture - 0.11%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 $ 4,200 $ 3,898
Airlines - 0.60%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(c)
9,905 9,883
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 3,379 3,357
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(c)
8,673 8,614
$ 21,854
Automobile Asset Backed Securities - 4.97%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 406 406
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 2,766 2,763
CPS Auto Receivables Trust 2021-A
0.61%, 02/18/2025
(c)
4,969 4,957
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(c)
3,694 3,679
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024
(c)
937 932
CPS Auto Receivables Trust 2021-D
0.61%, 10/15/2025
(c)
7,499 7,395
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(c)
7,669 7,592
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(c)
14,600 14,686
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(c)
11,700 11,743
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(c)
11,000 10,066
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(c)
10,250 9,372
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(c)
16,750 16,524
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(c)
27,000 25,524
Santander Drive Auto Receivables Trust 2022-1
1.36%, 12/16/2024 12,000 11,903
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(c)
17,000 16,742
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(c)
6,100 5,704
Westlake Automobile Receivables Trust 2020-2
0.93%, 02/15/2024
(c)
316 316
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(c)
6,543 6,530
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(c)
7,538 7,499
0.64%, 03/16/2026
(c)
10,500 10,307
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 7,000 6,923
$ 181,563
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 16.00%
Bank of America Corp
0.98%, 09/25/2025
(d)
$ 19,500 $ 18,152
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(d)
19,600 17,686
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(d)
19,400 17,777
Secured Overnight Financing Rate + 1.15%
3.00%, 12/20/2023
(d)
10,347 10,323
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 24,725
Bank of Montreal
0.95%, 01/22/2027
(d)
14,700 13,202
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
2.29%, 10/30/2023 24,500 24,574
3 Month USD LIBOR + 1.05%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,748
Barclays PLC
2.28%, 11/24/2027
(d)
7,308 6,575
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
3.50%, 03/01/2023
(c)
9,750 9,796
Citigroup Inc
0.78%, 10/30/2024
(d)
9,600 9,186
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(d)
19,600 17,494
Secured Overnight Financing Rate + 0.77%
1.95%, 09/01/2023 10,000 10,018
3 Month USD LIBOR + 1.43%
4.00%, 08/05/2024 10,750 10,801
4.04%, 06/01/2024
(d)
4,750 4,777
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
2.59%, 09/11/2025
(c),(d)
5,000 4,769
Secured Overnight Financing Rate + 1.56%
4.21%, 06/12/2024
(c),(d)
17,900 17,930
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 8,684
0.96%, 11/08/2023 11,000 10,600
Fifth Third Bancorp
4.30%, 01/16/2024 15,700 15,922
First Republic Bank/CA
1.91%, 02/12/2024
(d)
11,000 10,880
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc /The
0.82%, 11/17/2023 19,250 19,183
Secured Overnight Financing Rate + 0.54%
1.07%, 12/09/2026 14,700 14,411
Secured Overnight Financing Rate + 0.79%
1.22%, 12/06/2023 12,000 11,654
2.64%, 02/24/2028
(d)
8,600 7,903
Secured Overnight Financing Rate + 1.11%
HSBC Holdings PLC
2.63%, 11/07/2025
(d)
9,300 8,951
Secured Overnight Financing Rate + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(d)
9,800 8,726
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(d)
19,600 17,616
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(d)
14,700 14,466
Secured Overnight Financing Rate + 1.46%
2.41%, 10/24/2023 15,000 15,047
3 Month USD LIBOR + 1.23%

Schedule of Investments
Short-Term Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.88%, 09/10/2024 $ 5,249 $ 5,267
Morgan Stanley
0.53%, 01/25/2024
(d)
13,500 13,220
Secured Overnight Financing Rate + 0.46%
1.59%, 05/04/2027
(d)
10,750 9,667
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(d)
6,000 5,522
Secured Overnight Financing Rate + 1.00%
2.58%, 10/24/2023 38,600 38,738
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 10,312
NatWest Group PLC
4.27%, 03/22/2025
(d)
9,750 9,753
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(c)
7,800 7,300
1.60%, 09/29/2026
(c)
9,250 8,294
Royal Bank of Canada
0.88%, 01/20/2026 14,700 13,189
Societe Generale SA
2.63%, 01/22/2025
(c)
9,700 9,247
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 13,217
Truist Financial Corp
1.27%, 03/02/2027
(d)
3,626 3,295
Secured Overnight Financing Rate + 0.61%
UBS Group AG
1.01%, 07/30/2024
(c),(d)
7,000 6,796
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(c)
11,450 11,465
Wells Fargo & Co
2.16%, 02/11/2026
(d)
9,800 9,296
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(d)
14,600 13,791
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(d)
10,000 9,604
Secured Overnight Financing Rate + 1.09%
$ 584,549
Beverages - 0.38%
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,026
Biotechnology - 1.17%
Biogen Inc
3.63%, 09/15/2022 8,000 8,039
Gilead Sciences Inc
0.75%, 09/29/2023 36,002 34,830
$ 42,869
Building Materials - 0.37%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 13,612
Chemicals - 0 .74%
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 9,759
Westlake Corp
3.60%, 07/15/2022 9,382 9,385
3.60%, 08/15/2026 7,900 7,800
$ 26,944
Commercial Mortgage Backed Securities - 7.89%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(c)
7,000 6,822
BX 2021-LBA3 Mortgage Trust
1.24%, 10/15/2036
(c)
14,750 14,413
1.00 x 1 Month USD LIBOR + 0.69%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-21M
1.28%, 10/15/2036
(c)
$ 12,000 $ 11,677
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-ACNT
1.41%, 11/15/2038
(c)
11,000 10,783
1.00 x 1 Month USD LIBOR + 0.85%
BX Commercial Mortgage Trust 2021-SOAR
1.23%, 06/15/2038
(c)
12,200 11,891
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
1.21%, 05/15/2038
(c)
8,200 7,997
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
1.25%, 09/15/2036
(c)
20,000 19,576
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
1.24%, 10/15/2038
(c)
19,030 18,542
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust 2021-BXMF
1.19%, 10/15/2026
(c)
12,000 11,669
1.00 x 1 Month USD LIBOR + 0.64%
BX Trust 2021-LGCY
1.06%, 10/15/2023
(c)
20,000 19,256
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
1.45%, 11/15/2037
(c)
28,900 28,564
1.00 x 1 Month USD LIBOR + 0.90%
ELP Commercial Mortgage Trust 2021-ELP
1.26%, 11/15/2038
(c)
15,000 14,633
1.00 x 1 Month USD LIBOR + 0.70%
Ginnie Mae
0.10%, 02/16/2055
(e),(f)
32,438 86
0.21%, 10/16/2054
(e),(f)
21,058 311
0.25%, 01/16/2054
(e),(f)
15,785 139
0.30%, 02/16/2048
(e),(f)
9,763 88
0.33%, 09/16/2055
(e),(f)
8,077 94
0.35%, 01/16/2055
(e),(f)
48,530 400
0.84%, 06/16/2045
(e),(f)
19,756 407
0.92%, 08/16/2042
(e),(f)
9,893 103
1.21%, 10/16/2051
(e),(f)
1,452 47
1.25%, 12/16/2036
(e),(f)
984 79
Life 2021-BMR Mortgage Trust
1.25%, 03/15/2038
(c)
8,159 7,985
1.00 x 1 Month USD LIBOR + 0.70%
MHC Commercial Mortgage Trust 2021-MHC
1.35%, 04/15/2038
(c)
29,200 28,633
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
1.40%, 05/15/2023
(c)
14,600 14,304
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
1.25%, 07/15/2038
(c)
8,800 8,580
1.00 x 1 Month USD LIBOR + 0.70%
MHP 2022-MHIL
1.32%, 01/15/2027
(c)
14,750 14,381
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
1.04%, 10/15/2036
(c)
17,000 16,415
1.00 x 1 Month USD LIBOR + 0.48%
SREIT Trust 2021-MFP
1.28%, 11/15/2038
(c)
9,800 9,609
1.00 x 1 Month USD LIBOR + 0.73%
TPGI Trust 2021-DGWD
1.25%, 06/15/2026
(c)
10,725 10,510
1.00 x 1 Month USD LIBOR + 0.70%
$ 287,994

Schedule of Investments
Short-Term Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 1.25%
Apple Inc
1.13%, 05/11/2025 $ 29,800 $ 28,091
Dell International LLC / EMC Corp
5.45%, 06/15/2023 2,614 2,671
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 14,915
$ 45,677
Consumer Products - 0.48%
Avery Dennison Corp
0.85%, 08/15/2024 8,400 7,914
Reckitt Benckiser Treasury Services PLC
1.51%, 06/24/2022
(c)
9,600 9,599
3 Month USD LIBOR + 0.56%
$ 17,513
Diversified Financial Services - 0.57%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 13,700 12,771
Capital One Financial Corp
3.90%, 01/29/2024 7,900 7,938
$ 20,709
Electric - 8.28%
AES Corp/The
1.38%, 01/15/2026 14,600 13,080
Alliant Energy Finance LLC
1.40%, 03/15/2026
(c)
4,600 4,133
3.75%, 06/15/2023
(c)
19,500 19,604
American Electric Power Co Inc
0.80%, 11/01/2023 14,700 14,701
3 Month USD LIBOR + 0.48%
2.03%, 03/15/2024 11,700 11,391
Black Hills Corp
1.04%, 08/23/2024 9,500 8,966
4.25%, 11/30/2023 27,000 27,328
Dominion Energy Inc
1.36%, 09/15/2023 14,500 14,474
3 Month USD LIBOR + 0.53%
3.07%, 08/15/2024
(f)
9,800 9,670
DTE Energy Co
1.05%, 06/01/2025 4,400 4,049
2.25%, 11/01/2022 9,750 9,746
2.53%, 10/01/2024 10,000 9,744
Duke Energy Corp
0.90%, 09/15/2025 9,750 8,927
Emera US Finance LP
0.83%, 06/15/2024 8,500 7,962
Entergy Louisiana LLC
0.62%, 11/17/2023 7,350 7,082
0.95%, 10/01/2024 5,500 5,187
Evergy Inc
2.45%, 09/15/2024 9,300 9,000
Exelon Corp
3.50%, 06/01/2022 22,500 22,500
Fells Point Funding Trust
3.05%, 01/31/2027
(c)
14,250 13,401
Florida Power & Light Co
0.52%, 05/10/2023 4,600 4,587
Secured Overnight Financing Rate + 0.25%
Fortis Inc /Canada
3.06%, 10/04/2026 14,594 14,005
NextEra Energy Capital Holdings Inc
0.75%, 02/22/2023 9,800 9,773
3 Month USD LIBOR + 0.27%
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 13,302
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 10,683
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tucson Electric Power Co
3.05%, 03/15/2025 $ 4,400 $ 4,342
Vistra Operations Co LLC
3.70%, 01/30/2027
(c)
19,500 18,264
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,340
$ 302,241
Entertainment - 0.19%
Magallanes Inc
2.06%, 03/15/2024
(c)
6,875 6,938
Secured Overnight Financing Rate + 1.78%
Food - 1.09%
JBS USA LUX SA / JBS USA Finance Inc
6.75%, 02/15/2028
(c)
11,500 11,874
Nestle Holdings Inc
0.38%, 01/15/2024
(c)
29,000 27,824
$ 39,698
Forest Products & Paper - 0.44%
Georgia-Pacific LLC
1.75%, 09/30/2025
(c)
17,000 15,982
Gas - 0.36%
NiSource Inc
0.95%, 08/15/2025 14,600 13,240
Healthcare - Services - 1.45%
Centene Corp
4.25%, 12/15/2027 13,000 12,610
HCA Inc
5.25%, 06/15/2026 25,800 26,588
Humana Inc
0.65%, 08/03/2023 14,250 13,831
$ 53,029
Home Builders - 0.26%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,555
Home Furnishings - 0.40%
Panasonic Holdings Corp
2.54%, 07/19/2022
(c)
9,800 9,792
2.68%, 07/19/2024
(c)
5,000 4,885
$ 14,677
Insurance - 3.90%
Athene Global Funding
0.91%, 08/19/2024
(c)
1,000 938
1.72%, 01/07/2025
(c)
11,000 10,295
Five Corners Funding Trust
4.42%, 11/15/2023
(c)
26,875 27,224
Guardian Life Global Funding
0.88%, 12/10/2025
(c)
24,500 22,239
1.10%, 06/23/2025
(c)
17,525 16,323
MassMutual Global Funding II
2.75%, 06/22/2024
(c)
13,000 12,863
Metropolitan Life Global Funding I
3.60%, 01/11/2024
(c)
5,000 5,019
New York Life Global Funding
2.00%, 01/22/2025
(c)
9,800 9,412
2.30%, 06/10/2022
(c)
16,000 16,013
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(c)
24,500 22,204
$ 142,530
Internet - 0.49%
eBay Inc
1.40%, 05/10/2026 19,500 17,748
Media - 0.84%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 14,971

Schedule of Investments
Short-Term Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Paramount Global
4.75%, 05/15/2025 $ 6,596 $ 6,758
Sky Ltd
3.13%, 11/26/2022
(c)
8,900 8,937
$ 30,666
Mining - 0.39%
Anglo American Capital PLC
5.38%, 04/01/2025
(c)
9,600 9,880
Glencore Funding LLC
1.63%, 09/01/2025
(c)
4,750 4,366
$ 14,246
Mortgage Backed Securities - 3.10%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 6 6
CHL Mortgage Pass-Through Trust 2003-46
2.24%, 01/19/2034
(f)
131 128
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 3 2
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(c),(f)
536 535
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(c),(f)
4,013 3,770
JP Morgan Mortgage Trust 2004-A3
2.18%, 07/25/2034
(f)
246 234
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 147
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(c),(f)
14,117 13,105
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(c),(f)
2,405 2,407
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(c),(f)
5,598 5,169
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(c),(f)
12,711 11,801
PHH Mortgage Trust Series 2008-CIM1
2.71%, 06/25/2038 496 485
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(c),(f)
12,640 11,696
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(c),(f)
8,798 8,401
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(c),(f)
21,416 20,065
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(c),(f)
22,435 20,572
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(c),(f)
1,147 1,144
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(c),(f)
1,036 1,025
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(c),(f)
5,403 5,126
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(c),(f)
5,698 5,273
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(c),(f)
2,175 2,026
$ 113,117
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Office & Business Equipment - 0 .28%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 $ 11,000 $ 10,102
Oil & Gas - 1.72%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,044
Chevron USA Inc
0.69%, 08/12/2025 14,600 13,419
Coterra Energy Inc
4.38%, 06/01/2024
(c)
12,500 12,587
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,703
Phillips 66
3.85%, 04/09/2025 6,850 6,888
Suncor Energy Inc
2.80%, 05/15/2023 7,400 7,376
3.10%, 05/15/2025 7,900 7,749
$ 62,766
Oil & Gas Services - 0.21%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(c)
7,800 7,847
Other Asset Backed Securities - 13.42%
AMMC CLO 15 Ltd
2.16%, 01/15/2032
(c)
21,000 20,898
1.00 x 3 Month USD LIBOR + 1.12%
Bardot CLO Ltd
2.23%, 10/22/2032
(c)
14,250 14,101
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust
2.80%, 09/14/2026
(c)
356 356
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(c)
3,127 3,130
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(c)
6,963 6,876
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(c)
15,666 15,323
CF Hippolyta LLC
1.53%, 03/15/2061
(c)
30,768 28,021
Dewolf Park CLO Ltd
1.96%, 10/15/2030
(c)
37,000 36,784
1.00 x 3 Month USD LIBOR + 0.92%
Fortress Credit Opportunities XVII CLO Ltd
1.59%, 01/15/2030
(c)
15,000 14,889
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(c)
7,081 7,052
KKR CLO 18 Ltd
1.98%, 07/18/2030
(c)
23,000 22,922
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
2.44%, 10/20/2030
(c)
14,171 14,117
1.00 x 3 Month USD LIBOR + 1.38%
2.61%, 10/20/2030
(c)
13,600 13,495
1.00 x 3 Month USD LIBOR + 1.55%
Lake Shore MM CLO III LLC
2.52%, 10/17/2031
(c)
29,500 29,244
1.00 x 3 Month USD LIBOR + 1.48%
Madison Park Funding XVIII Ltd
2.04%, 10/21/2030
(c)
21,000 20,906
1.00 x 3 Month USD LIBOR + 0.94%
Marathon CLO X Ltd
1.22%, 11/15/2029
(c)
10,401 10,347
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
2.36%, 04/15/2032
(c)
19,500 19,416
1.00 x 3 Month USD LIBOR + 1.32%

Schedule of Investments
Short-Term Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(c)
$ 4,006 $ 3,972
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(c)
5,597 5,564
MVW 2021-1W LLC
1.14%, 01/22/2041
(c)
5,455 5,043
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(c)
1,175 1,177
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(c)
3,455 3,427
Oaktree CLO 2019-4 Ltd
2.18%, 10/20/2032
(c)
30,000 29,797
1.00 x 3 Month USD LIBOR + 1.12%
Palmer Square Loan Funding 2022-1 Ltd
1.28%, 04/15/2030
(c)
11,000 10,947
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
2.31%, 10/20/2031
(c)
11,000 10,915
1.00 x 3 Month USD LIBOR + 1.25%
PFS Financing Corp
0.71%, 04/15/2026
(c)
9,750 9,195
0.93%, 08/15/2024
(c)
9,500 9,473
0.97%, 02/15/2026
(c)
17,650 16,817
2.23%, 10/15/2024
(c)
29,250 29,240
2.47%, 02/15/2027
(c)
11,750 11,367
Shackleton 2017-X CLO Ltd
1.95%, 04/20/2029
(c)
10,562 10,478
1.00 x 3 Month USD LIBOR + 0.89%
Stratus CLO 2021-2 Ltd
1.96%, 12/28/2029
(c)
8,358 8,300
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
1.95%, 01/17/2032
(c)
10,000 9,929
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(c)
24,000 22,690
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(c)
1,187 1,186
Voya 2012-4 Ltd
2.04%, 10/15/2030
(c)
9,750 9,691
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(c)
3,156 3,154
$ 490,239
Packaging & Containers - 0.49%
Graphic Packaging International LLC
0.82%, 04/15/2024
(c)
9,700 9,153
1.51%, 04/15/2026
(c)
9,800 8,837
$ 17,990
Pharmaceuticals - 2.08%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,635
Bayer US Finance II LLC
3.88%, 12/15/2023
(c)
5,800 5,846
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,252
Cigna Corp
0.61%, 03/15/2024 7,850 7,481
1.25%, 03/15/2026 14,700 13,353
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 23,747
Novartis Capital Corp
1.75%, 02/14/2025 4,700 4,527
$ 75,841
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 1.88%
Buckeye Partners LP
4.15%, 07/01/2023 $ 11,300 $ 11,215
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(c)
12,550 12,569
Kinder Morgan Inc
2.32%, 01/15/2023 14,500 14,565
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 13,817
Southeast Supply Header LLC
4.25%, 06/15/2024
(c)
11,634 11,487
TransCanada PipeLines Ltd
2.72%, 05/15/2067 5,850 4,914
3 Month USD LIBOR + 2.21%
$ 68,567
REITs - 2.90%
American Tower Corp
2.40%, 03/15/2025 6,600 6,345
American Tower Trust #1
3.07%, 03/15/2048
(c)
24,100 24,091
3.65%, 03/15/2048
(c)
6,300 6,208
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,069
CubeSmart LP
4.00%, 11/15/2025 3,275 3,256
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,240
4.95%, 04/01/2024 4,750 4,795
SBA Tower Trust
1.63%, 05/15/2051
(c)
19,400 17,895
1.88%, 07/15/2050
(c)
6,463 5,986
2.33%, 07/15/2052
(c)
2,800 2,548
2.84%, 01/15/2050
(c)
10,325 10,019
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,366
$ 105,818
Semiconductors - 0.68%
Microchip Technology Inc
4.33%, 06/01/2023 9,800 9,906
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(c)
9,800 9,913
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(c)
5,300 5,067
$ 24,886
Software - 0.50%
Oracle Corp
1.65%, 03/25/2026 9,700 8,764
Roper Technologies Inc
1.00%, 09/15/2025 10,450 9,561
$ 18,325
Student Loan Asset Backed Securities - 7.01%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(c)
3,187 3,183
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(c)
4,520 4,525
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(c)
7,342 7,204
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(c)
3,140 3,049
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(c)
13,636 12,742
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(c)
3,802 3,491
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(c)
10,006 9,089

Schedule of Investments
Short-Term Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Keycorp Student Loan Trust 2000-b
1.49%, 07/25/2029 $ 1,781 $ 1,775
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
1.71%, 01/25/2037 2,874 2,872
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(c)
710 704
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(c)
1,759 1,757
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(c)
5,393 5,276
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(c)
6,886 6,599
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(c)
4,437 4,306
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(c)
4,843 4,666
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(c)
7,618 7,331
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(c)
5,941 5,522
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(c)
12,324 11,512
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(c)
11,290 10,618
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(c)
15,544 14,429
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(c)
6,495 5,920
Navient Private Education Refi Loan Trust
2022-A
2.23%, 07/15/2070
(c)
5,721 5,470
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(c)
29,653 27,456
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(c)
10,524 9,825
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(c)
14,255 13,421
SLM Private Credit Student Loan Trust 2004-A
1.23%, 06/15/2033 669 655
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
1.16%, 03/15/2024 3,357 3,343
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
1.12%, 06/15/2039 15,828 15,139
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
1.03%, 12/15/2039 9,266 8,840
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.05%, 01/15/2053
(c)
327 327
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(c)
10,773 9,784
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(c)
18,816 17,788
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(c)
18,640 17,583
$ 256,201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 2.65%
AT&T Inc
1.28%, 02/15/2023 $ 8,525 $ 8,557
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 9,400 8,679
Crown Castle Towers LLC
3.66%, 05/15/2045
(c)
4,187 4,129
4.24%, 07/15/2048
(c)
1,650 1,643
NTT Finance Corp
0.37%, 03/03/2023
(c)
4,600 4,511
0.58%, 03/01/2024
(c)
14,600 13,920
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(c)
30,792 31,026
5.15%, 03/20/2028
(c)
9,500 9,773
Verizon Communications Inc
1.07%, 03/20/2026 14,700 14,651
Secured Overnight Financing Rate + 0.79%
$ 96,889
Transportation - 0.56%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,419
Ryder System Inc
1.75%, 09/01/2026 11,000 9,966
$ 20,385
Trucking & Leasing - 0 .27%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(c)
9,800 9,706
TOTAL BONDS $ 3,300,437
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 5.71%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
2.39%, 09/01/2035 $ 23 $ 24
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 6 7
$ 31
Federal National Mortgage Association (FNMA) - 0.01%
1.86%, 07/01/2034 15 15
1.00 x 12 Month USD LIBOR + 1.58%
1.87%, 08/01/2034 17 17
1.00 x 12 Month USD LIBOR + 1.63%
1.92%, 10/01/2035 38 38
1.00 x 12 Month USD LIBOR + 1.68%
2.02%, 12/01/2032 11 11
1.00 x 12 Month USD LIBOR + 1.64%
2.08%, 07/01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.66%
2.13%, 01/01/2035 17 17
1.00 x 12 Month USD LIBOR + 1.75%
2.18%, 02/01/2037 36 36
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.07%
2.31%, 02/01/2035 9 10
1.00 x 6 Month USD LIBOR + 2.06%
2.41%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.88%, 11/01/2035 1 1
1.00 x 11th District Monthly Weighted
Average Cost of Funds Replacement Index
+ 1.25%
$ 155
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2

Schedule of Investments
Short-Term Income Fund
April 30, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 5.70%
0.13%, 01/31/2023 $ 41,700 $ 41,163
0.13%, 10/15/2023 28,750 27,776
0.25%, 07/31/2025 57,800 53,020
0.38%, 04/15/2024 10,000 9,557
0.88%, 06/30/2026 43,200 39,690
1.50%, 09/15/2022 22,000 22,016
2.75%, 07/31/2023 15,000 15,066
$ 208,288
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 208,476
COMMERCIAL PAPER - 2.87%
Principal
Amount (000's) Value (000's)
Banks - 2.87%
Barclays Bank PLC
0.70%, 05/09/2022 $ 30,000 $ 29,996
DNB Bank ASA
0.28%, 05/04/2022
(c)
35,000 34,998
Mizuho Bank Ltd/New York NY
0.65%, 05/23/2022
(c)
40,000 39,984
$ 104,978
TOTAL COMMERCIAL PAPER $ 104,978
Total Investments $ 3,655,458
Other Assets and Liabilities -  (0.09)% (3,216)
TOTAL NET ASSETS - 100.00% $ 3,652,242
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,973,585 or 54.04% of net assets.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26.24%
Asset Backed Securities 25.40%
Mortgage Securities 11.00%
Utilities 8.64%
Consumer, Non-cyclical 6.76%
Government 5.70%
Communications 3.98%
Energy 3.81%
Technology 2.71%
Industrial 1.69%
Basic Materials 1.57%
Consumer, Cyclical 1.45%
Money Market Funds 1.14%
Other Assets and Liabilities
(0.09)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 106,527 $ 940,212 $ 1,005,172 $ 41,567
$ 106,527 $ 940,212 $ 1,005,172 $ 41,567
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .74 % Shares Held Value (000's)
Money Market Funds - 4 .74%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
5,478,283 $ 5,478
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(b),(c)
54,338,573 54,339
$ 59,817
TOTAL INVESTMENT COMPANIES $ 59,817
COMMON STOCKS - 96 .84 % Shares Held Value (000's)
Aerospace & Defense - 1 .06%
AAR Corp
(d)
285,500 $ 13,413
Agriculture - 1 .79%
Darling Ingredients Inc
(d)
271,200 19,904
Vital Farms Inc
(d)
234,200 2,693
$ 22,597
Airlines - 0 .32%
Sun Country Airlines Holdings Inc
(d)
146,500 4,030
Apparel - 0 .19%
Crocs Inc
(d)
36,800 2,445
Automobile Parts & Equipment - 0 .60%
Visteon Corp
(d)
72,800 7,623
Banks - 7 .53%
Ameris Bancorp 280,700 11,705
BancFirst Corp 71,100 5,813
Bancorp Inc/The
(d)
317,100 7,195
First Foundation Inc 190,200 4,226
First Interstate BancSystem Inc 243,700 7,925
First Merchants Corp 186,900 7,325
Independent Bank Corp 28,737 2,217
Independent Bank Corp/MI 135,400 2,673
Lakeland Bancorp Inc 164,000 2,465
Popular Inc 116,800 9,109
Sandy Spring Bancorp Inc 120,400 4,728
United Community Banks Inc/GA 470,850 14,192
Webster Financial Corp 310,270 15,510
$ 95,083
Biotechnology - 4 .21%
ADC Therapeutics SA
(d),(e)
96,700 1,138
Allogene Therapeutics Inc
(d)
178,600 1,491
Cellectis SA ADR
(d),(e)
227,200 795
ChemoCentryx Inc
(d)
126,900 2,343
Denali Therapeutics Inc
(d)
187,900 4,472
Design Therapeutics Inc
(d),(e)
172,500 2,060
Horizon Therapeutics Plc
(d)
169,100 16,666
Immunocore Holdings PLC ADR
(d)
98,000 3,196
Insmed Inc
(d)
255,900 5,622
Iovance Biotherapeutics Inc
(d)
229,300 3,474
MacroGenics Inc
(d)
199,500 1,426
Magenta Therapeutics Inc
(d)
418,200 598
Olink Holding AB ADR
(d),(e)
248,800 3,603
Precision BioSciences Inc
(d)
538,800 1,072
Seagen Inc
(d)
39,300 5,149
$ 53,105
Building Materials - 1 .59%
Builders FirstSource Inc
(d)
180,100 11,089
Modine Manufacturing Co
(d)
346,600 2,738
Summit Materials Inc
(d)
226,000 6,283
$ 20,110
Chemicals - 1 .41%
Atotech Ltd
(d),(e)
507,200 10,803
Diversey Holdings Ltd
(d)
524,000 4,056
Koppers Holdings Inc 122,200 2,965
$ 17,824
Commercial Services - 4 .51%
ABM Industries Inc 292,000 14,095
AMN Healthcare Services Inc
(d)
140,200 13,704
First Advantage Corp
(d)
139,900 2,428
Heidrick & Struggles International Inc 118,300 3,781
ICF International Inc 67,300 6,650
Medifast Inc 38,500 6,867
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Paymentus Holdings Inc
(d)
198,600 $ 3,289
Sterling Check Corp
(d),(e)
237,561 6,172
$ 56,986
Computers - 2 .24%
ExlService Holdings Inc
(d)
121,500 16,542
KnowBe4 Inc
(d)
495,165 11,785
$ 28,327
Consumer Products - 0 .53%
Central Garden & Pet Co - A Shares
(d)
161,580 6,686
Cosmetics & Personal Care - 0 .71%
Beauty Health Co/The
(d)
590,000 7,729
Honest Co Inc/The
(d)
303,000 1,200
$ 8,929
Distribution & Wholesale - 2 .20%
Core & Main Inc
(d)
320,204 7,608
ThredUp Inc
(d)
246,594 1,625
Titan Machinery Inc
(d)
180,500 4,256
WESCO International Inc
(d)
115,900 14,286
$ 27,775
Diversified Financial Services - 5 .23%
Encore Capital Group Inc
(d)
250,700 14,493
Flywire Corp
(d)
180,800 5,516
Focus Financial Partners Inc
(d)
290,500 11,460
Janus Henderson Group PLC 222,900 6,794
Lazard Ltd 113,400 3,716
Moelis & Co 52,900 2,341
Piper Sandler Cos 81,709 9,395
Stifel Financial Corp 199,800 12,358
$ 66,073
Electric - 2 .01%
Brookfield Renewable Corp 320,200 11,495
Portland General Electric Co 293,800 13,906
$ 25,401
Electrical Components & Equipment - 0 .86%
EnerSys 143,200 9,374
nLight Inc
(d)
112,564 1,480
$ 10,854
Electronics - 3 .70%
Advanced Energy Industries Inc 145,500 11,134
Atkore Inc
(d)
156,800 15,068
Mirion Technologies Inc
(d),(e)
440,400 3,475
Mirion Technologies Inc - Warrants
(d)
179,475 312
TD SYNNEX Corp 85,500 8,558
Vishay Intertechnology Inc 438,400 8,167
$ 46,714
Energy - Alternate Sources - 0 .14%
Array Technologies Inc
(d)
278,700 1,820
Engineering & Construction - 2 .14%
Dycom Industries Inc
(d)
180,800 15,352
MYR Group Inc
(d)
98,000 7,751
Tutor Perini Corp
(d)
416,906 3,864
$ 26,967
Entertainment - 2 .71%
Caesars Entertainment Inc
(d)
146,600 9,716
Golden Entertainment Inc
(d)
293,800 14,091
Vail Resorts Inc 41,100 10,446
$ 34,253
Food - 0 .96%
Performance Food Group Co
(d)
246,518 12,141
Gas - 1 .06%
Southwest Gas Holdings Inc 151,890 13,383
Hand & Machine Tools - 0 .99%
Regal Rexnord Corp 97,648 12,425
Healthcare - Products - 2 .01%
Adaptive Biotechnologies Corp
(d)
284,600 2,348
Castle Biosciences Inc
(d)
143,900 3,215
Natera Inc
(d)
196,200 6,890

Schedule of Investments
SmallCap Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Nevro Corp
(d)
132,600 $ 8,180
STAAR Surgical Co
(d)
81,800 4,670
$ 25,303
Healthcare - Services - 3 .48%
Accolade Inc
(d)
102,800 572
Addus HomeCare Corp
(d)
122,400 10,316
Amedisys Inc
(d)
104,900 13,390
Aveanna Healthcare Holdings Inc
(d)
596,400 1,742
LifeStance Health Group Inc
(d),(e)
592,700 4,013
Syneos Health Inc
(d)
171,000 12,498
Teladoc Health Inc
(d)
42,600 1,438
$ 43,969
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
95,725 21
Home Builders - 1 .03%
Taylor Morrison Home Corp
(d)
495,400 12,975
Insurance - 1 .93%
CNO Financial Group Inc 309,900 7,481
Hanover Insurance Group Inc/The 100,700 14,785
Reinsurance Group of America Inc 19,000 2,039
$ 24,305
Internet - 0 .88%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
392,900 3,788
Revolve Group Inc
(d)
173,900 7,349
$ 11,137
Iron & Steel - 1 .39%
Cleveland-Cliffs Inc
(d)
241,400 6,153
Commercial Metals Co 278,200 11,406
$ 17,559
Leisure Products & Services - 1 .18%
Life Time Group Holdings Inc
(d),(e)
760,700 10,878
Lindblad Expeditions Holdings Inc
(d)
264,700 4,053
$ 14,931
Lodging - 0 .47%
Sonder Holdings Inc
(d)
1,330,545 5,974
Machinery - Diversified - 1 .66%
Chart Industries Inc
(d)
77,400 13,067
Zurn Water Solutions Corp 250,400 7,817
$ 20,884
Media - 0 .69%
World Wrestling Entertainment Inc 148,700 8,683
Metal Fabrication & Hardware - 0 .17%
Xometry Inc
(d),(e)
65,920 2,163
Mining - 0 .84%
Alcoa Corp 103,590 7,023
Piedmont Lithium Inc
(d),(e)
53,900 3,526
$ 10,549
Miscellaneous Manufacturers - 0 .64%
Hillenbrand Inc 198,800 8,115
Office Furnishings - 0 .39%
HNI Corp 137,700 4,908
Oil & Gas - 3 .58%
California Resources Corp 254,700 10,241
PDC Energy Inc 297,200 20,727
Pioneer Natural Resources Co 61,110 14,206
$ 45,174
Oil & Gas Services - 1 .04%
ChampionX Corp 622,300 13,131
Packaging & Containers - 0 .59%
Graphic Packaging Holding Co 338,300 7,375
Pharmaceuticals - 1 .09%
Collegium Pharmaceutical Inc
(d)
318,400 5,126
Dexcom Inc
(d)
14,500 5,925
PMV Pharmaceuticals Inc
(d)
189,600 2,747
$ 13,798
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .31%
Agree Realty Corp 246,100 $ 16,715
Cousins Properties Inc 401,201 14,403
First Industrial Realty Trust Inc 316,440 18,354
Ladder Capital Corp 552,100 6,288
Pebblebrook Hotel Trust 675,136 16,487
Rexford Industrial Realty Inc 256,300 20,002
$ 92,249
Retail - 5 .67%
BJ's Wholesale Club Holdings Inc
(d)
211,351 13,600
Bloomin' Brands Inc 338,100 7,435
Caleres Inc 655,700 15,035
Petco Health & Wellness Co Inc
(d)
352,973 6,798
Portillo's Inc
(d),(e)
252,100 5,251
Rush Enterprises Inc - Class A 209,600 10,665
Sally Beauty Holdings Inc
(d)
517,300 7,822
World Fuel Services Corp 202,700 4,909
$ 71,515
Savings & Loans - 0 .52%
Provident Financial Services Inc 296,800 6,568
Semiconductors - 2 .75%
Allegro MicroSystems Inc
(d)
487,800 11,858
Entegris Inc 110,440 12,302
SiTime Corp
(d)
62,200 10,485
$ 34,645
Software - 6 .98%
Aspen Technology Inc
(d)
59,800 9,481
Bentley Systems Inc 72,200 3,061
Concentrix Corp 87,500 13,780
DigitalOcean Holdings Inc
(d)
187,100 7,377
DoubleVerify Holdings Inc
(d)
117,247 2,550
Doximity Inc
(d)
123,500 4,924
Duck Creek Technologies Inc
(d)
48,300 769
Enfusion Inc
(d)
159,600 2,038
Freshworks Inc
(d),(e)
76,000 1,381
Jamf Holding Corp
(d)
150,000 4,620
Manhattan Associates Inc
(d)
109,300 14,269
Privia Health Group Inc
(d)
312,200 6,865
SentinelOne Inc
(d)
66,300 2,206
Signify Health Inc
(d)
284,300 3,923
Sophia Genetics SA
(d),(e)
179,200 1,152
Sprout Social Inc
(d)
159,400 9,768
$ 88,164
Telecommunications - 0 .64%
Credo Technology Group Holding Ltd
(d)
363,395 4,012
Switch Inc 136,000 4,061
$ 8,073
Transportation - 1 .22%
Atlas Air Worldwide Holdings Inc
(d)
82,400 5,681
Hub Group Inc
(d)
145,300 9,758
$ 15,439
TOTAL COMMON STOCKS $ 1,222,571
Total Investments $ 1,282,388
Other Assets and Liabilities -  (1.58)% (19,985)
TOTAL NET ASSETS - 100.00% $ 1,262,403
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,128 or 1.52% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $17,717 or 1.40% of net assets.

Schedule of Investments
SmallCap Fund
April 30, 2022 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .52%
Consumer, Non-cyclical 19 .29%
Consumer, Cyclical 14 .76%
Industrial 14 .62%
Technology 11 .97%
Energy 4 .76%
Money Market Funds 4 .74%
Basic Materials 3 .64%
Utilities 3 .07%
Communications 2 .21%
Diversified 0 .00%
Other Assets and Liabilities
( 1 .58 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 72,953 $ 400,329 $ 418,943 $ 54,339
$ 72,953 $ 400,329 $ 418,943 $ 54,339
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Russell 2000 Growth ETF
(a)
19,500 $ 4,380
Money Market Funds - 5 .86%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(b),(c)
9,887,983 9,888
Principal Government Money Market Fund -
Institutional Class 0.27%
(b),(c),(d)
128,642,308 128,642
$ 138,530
TOTAL INVESTMENT COMPANIES $ 142,910
COMMON STOCKS - 94 .14 % Shares Held Value (000's)
Advertising - 0 .00%
Clear Channel Outdoor Holdings Inc
(e)
5,091 $ 12
National CineMedia Inc 799 2
Quotient Technology Inc
(e)
13,926 74
Stagwell Inc
(e)
914 6
$ 94
Aerospace & Defense - 0 .29%
Aerojet Rocketdyne Holdings Inc
(e)
9,124 365
AeroVironment Inc
(e)
3,439 276
Kratos Defense & Security Solutions Inc
(e)
414,682 6,291
$ 6,932
Agriculture - 0 .14%
22nd Century Group Inc
(a),(e)
24,831 48
Andersons Inc/The 1,954 98
AppHarvest Inc
(a),(e)
10,925 45
Cadiz Inc
(e)
204 —
Greenlane Holdings Inc
(e)
2,827 1
Limoneira Co 778 9
Turning Point Brands Inc 2,243 70
Vector Group Ltd 3,106 40
Vital Farms Inc
(e)
261,895 3,012
$ 3,323
Airlines - 0 .30%
Allegiant Travel Co
(e)
7,517 1,166
Frontier Group Holdings Inc
(a),(e)
5,340 57
Sun Country Airlines Holdings Inc
(e)
212,008 5,833
$ 7,056
Apparel - 0 .08%
Crocs Inc
(e)
8,921 593
Kontoor Brands Inc 7,939 316
Oxford Industries Inc 188 17
PLBY Group Inc
(a),(e)
4,440 39
Rocky Brands Inc 57 2
Steven Madden Ltd 12,351 507
Superior Group of Cos Inc 403 6
Torrid Holdings Inc
(a),(e)
859 5
Urban Outfitters Inc
(e)
7,451 177
Wolverine World Wide Inc 12,449 247
$ 1,909
Automobile Manufacturers - 0 .21%
Arcimoto Inc
(a),(e)
4,409 15
Blue Bird Corp
(e)
1,289 21
Canoo Inc
(a),(e)
7,466 36
Fisker Inc
(a),(e)
453,626 4,563
Hyliion Holdings Corp
(e)
4,042 13
Lordstown Motors Corp
(a),(e)
2,617 6
Nikola Corp
(a),(e)
34,990 251
REV Group Inc 938 11
Wabash National Corp 643 9
Workhorse Group Inc
(a),(e)
2,604 8
XL Fleet Corp
(e)
2,827 4
$ 4,937
Automobile Parts & Equipment - 0 .88%
Adient PLC
(e)
1,861 63
American Axle & Manufacturing Holdings Inc
(e)
8,613 57
Commercial Vehicle Group Inc
(e)
2,062 15
Dana Inc 11,951 177
Dorman Products Inc
(e)
4,038 399
Douglas Dynamics Inc 3,481 108
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Fox Factory Holding Corp
(e)
134,610 $ 11,021
Gentherm Inc
(e)
5,089 343
Meritor Inc
(e)
8,828 317
Miller Industries Inc/TN 88 2
Romeo Power Inc
(a),(e)
12,364 14
Shyft Group Inc/The 5,294 135
Tenneco Inc
(e)
9,528 164
Titan International Inc
(e)
1,325 18
Velodyne Lidar Inc
(e)
11,626 22
Visteon Corp
(e)
74,821 7,835
XPEL Inc
(e)
2,767 120
$ 20,810
Banks - 2 .60%
Blue Foundry Bancorp
(e)
288 4
Bridgewater Bancshares Inc
(e)
794 13
Cadence Bank 4,480 112
Coastal Financial Corp/WA
(e)
1,056 43
CrossFirst Bankshares Inc
(e)
3,509 45
Customers Bancorp Inc
(e)
111,818 4,704
Eastern Bankshares Inc 5,619 108
FB Financial Corp 422 16
First Financial Bankshares Inc 298,536 11,935
Five Star Bancorp 719 18
Glacier Bancorp Inc 2,015 92
Kearny Financial Corp/MD 3,094 37
Lakeland Financial Corp 243 18
Live Oak Bancshares Inc 276,945 11,722
Luther Burbank Corp 204 3
Meta Financial Group Inc 1,299 57
Metrocity Bankshares Inc 740 15
Metropolitan Bank Holding Corp
(e)
133 12
Origin Bancorp Inc 574 21
Prosperity Bancshares Inc 320,088 20,927
RBB Bancorp 264 6
ServisFirst Bancshares Inc 6,364 511
Silvergate Capital Corp
(e)
38,884 4,548
Southern First Bancshares Inc
(e)
365 17
SouthState Corp 18,426 1,427
Stock Yards Bancorp Inc 664 35
Texas Capital Bancshares Inc
(e)
2,948 151
Third Coast Bancshares Inc
(e)
42 1
Triumph Bancorp Inc
(e)
67,372 4,678
Veritex Holdings Inc 1,029 34
Walker & Dunlop Inc 457 55
West BanCorp Inc 514 13
$ 61,378
Beverages - 0 .07%
Celsius Holdings Inc
(e)
8,254 429
Coca-Cola Consolidated Inc 716 316
Duckhorn Portfolio Inc/The
(e)
3,698 72
MGP Ingredients Inc 1,830 167
National Beverage Corp 3,621 160
NewAge Inc
(e)
12,126 5
Vita Coco Co Inc/The
(a),(e)
1,444 16
Zevia PBC
(a),(e)
166,013 571
$ 1,736
Biotechnology - 6 .54%
4D Molecular Therapeutics Inc
(e)
491 6
9 Meters Biopharma Inc
(e)
33,923 14
Abcam PLC ADR
(a),(e)
370,929 5,757
Absci Corp
(a),(e)
4,947 29
ACADIA Pharmaceuticals Inc
(e)
205,594 3,791
Acumen Pharmaceuticals Inc
(e)
2,989 12
Adagio Therapeutics Inc
(e)
5,225 15
ADC Therapeutics SA
(e)
184,613 2,173
Aerovate Therapeutics Inc
(a),(e)
1,158 15
Affimed NV
(e)
17,914 67
Agenus Inc
(e)
33,805 63
Akero Therapeutics Inc
(e)
2,971 31

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Alaunos Therapeutics Inc
(e)
33,767 $ 18
Albireo Pharma Inc
(e)
2,034 65
Aldeyra Therapeutics Inc
(e)
7,435 23
Aligos Therapeutics Inc
(e)
3,431 4
Allakos Inc
(e)
5,468 21
Allogene Therapeutics Inc
(e)
4,224 35
Allovir Inc
(e)
4,547 21
Alpha Teknova Inc
(e)
702 8
Alpine Immune Sciences Inc
(e)
2,019 19
ALX Oncology Holdings Inc
(e)
2,731 35
Amicus Therapeutics Inc
(e)
40,268 285
Anavex Life Sciences Corp
(a),(e)
10,352 89
Angion Biomedica Corp
(e)
3,579 4
ANI Pharmaceuticals Inc
(e)
110,493 3,261
Apellis Pharmaceuticals Inc
(e)
11,985 522
Applied Molecular Transport Inc
(e)
3,856 17
Applied Therapeutics Inc
(e)
2,206 4
Arbutus Biopharma Corp
(e)
1,144 3
Arcellx Inc
(a),(e)
961 11
Arcutis Biotherapeutics Inc
(e)
409 8
Ardelyx Inc
(e)
13,121 11
Arrowhead Pharmaceuticals Inc
(e)
170,882 7,025
Atara Biotherapeutics Inc
(e)
1,427 9
Atea Pharmaceuticals Inc
(e)
876 5
Athersys Inc
(e)
27,925 14
Atossa Therapeutics Inc
(e)
1,417 1
Aura Biosciences Inc
(e)
567 10
Avalo Therapeutics Inc
(e)
9,355 4
Avid Bioservices Inc
(e)
8,778 118
Avidity Biosciences Inc
(e)
1,012 14
Axsome Therapeutics Inc
(e)
4,285 136
Beam Therapeutics Inc
(e)
7,833 294
Berkeley Lights Inc
(e)
7,489 37
BioAtla Inc
(e)
2,890 10
BioCryst Pharmaceuticals Inc
(e)
2,782 26
Biodesix Inc
(a),(e)
1,848 3
Biohaven Pharmaceutical Holding Co Ltd
(e)
177,598 15,837
Biomea Fusion Inc
(a),(e)
3,761 11
Blueprint Medicines Corp
(e)
210,369 12,275
Bridgebio Pharma Inc
(e)
10,986 88
Brooklyn ImmunoTherapeutics Inc
(a),(e)
4,698 5
C4 Therapeutics Inc
(e)
5,958 51
Caribou Biosciences Inc
(e)
4,526 34
Cassava Sciences Inc
(a),(e)
5,852 122
Celldex Therapeutics Inc
(e)
5,575 170
CEL-SCI Corp
(a),(e)
4,954 14
Century Therapeutics Inc
(e)
1,537 19
Cerevel Therapeutics Holdings Inc
(e)
6,276 184
Certara Inc
(e)
328,261 6,024
ChemoCentryx Inc
(e)
626 12
ChromaDex Corp
(e)
7,574 14
CinCor Pharma Inc
(e)
1,026 24
Clene Inc
(a),(e)
2,310 6
Codex DNA Inc
(e)
966 4
Codiak Biosciences Inc
(e)
2,895 9
Cogent Biosciences Inc
(e)
1,827 12
Cortexyme Inc
(e)
3,432 13
Crinetics Pharmaceuticals Inc
(e)
6,105 124
Cue Biopharma Inc
(e)
4,795 19
Cullinan Oncology Inc
(e)
277 3
Curis Inc
(e)
13,046 12
Cyteir Therapeutics Inc
(e)
1,973 4
Cytek Biosciences Inc
(e)
12,200 115
CytomX Therapeutics Inc
(e)
8,432 14
Day One Biopharmaceuticals Inc
(a),(e)
2,019 17
Deciphera Pharmaceuticals Inc
(e)
5,315 54
Denali Therapeutics Inc
(e)
13,927 331
Design Therapeutics Inc
(a),(e)
2,382 28
DICE Therapeutics Inc
(e)
1,245 25
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Dynavax Technologies Corp
(e)
16,641 $ 147
Edgewise Therapeutics Inc
(a),(e)
5,966 48
Editas Medicine Inc
(e)
10,554 140
Eliem Therapeutics Inc
(e)
680 2
Entrada Therapeutics Inc
(a),(e)
1,012 6
Epizyme Inc
(e)
21,449 14
Erasca Inc
(a),(e)
232,317 1,691
Esperion Therapeutics Inc
(e)
8,838 50
Evelo Biosciences Inc
(a),(e)
5,243 13
Evolus Inc
(e)
5,198 58
Exagen Inc
(e)
565 3
Fate Therapeutics Inc
(e)
75,930 2,169
FibroGen Inc
(e)
12,145 113
Finch Therapeutics Group Inc
(e)
153 —
Forte Biosciences Inc
(e)
1,881 2
Gemini Therapeutics Inc
(e)
560 1
Generation Bio Co
(e)
6,439 41
Global Blood Therapeutics Inc
(e)
9,480 291
Gossamer Bio Inc
(e)
496,452 3,431
Graphite Bio Inc
(e)
3,119 13
Greenwich Lifesciences Inc
(e)
729 9
GT Biopharma Inc
(a),(e)
3,252 7
Halozyme Therapeutics Inc
(e)
21,199 846
Harvard Bioscience Inc
(e)
5,266 28
Humanigen Inc
(e)
7,501 14
Icosavax Inc
(a),(e)
2,147 16
Ideaya Biosciences Inc
(e)
1,388 13
IGM Biosciences Inc
(e)
1,261 21
Ikena Oncology Inc
(e)
369 1
Imago Biosciences Inc
(a),(e)
154,676 2,529
ImmunityBio Inc
(a),(e)
1,129 4
ImmunoGen Inc
(e)
17,831 86
Immunovant Inc
(e)
3,895 18
Impel Pharmaceuticals Inc
(a),(e)
615 4
Infinity Pharmaceuticals Inc
(e)
14,543 12
Inhibrx Inc
(e)
4,304 68
Innoviva Inc
(e)
843 14
Insmed Inc
(e)
271,783 5,971
Instil Bio Inc
(e)
268,132 1,895
Intercept Pharmaceuticals Inc
(a),(e)
3,851 61
Intra-Cellular Therapies Inc
(e)
142,270 7,201
iTeos Therapeutics Inc
(e)
119,648 3,193
IVERIC bio Inc
(e)
3,563 49
Janux Therapeutics Inc
(a),(e)
1,574 16
Karuna Therapeutics Inc
(e)
64,329 7,171
Karyopharm Therapeutics Inc
(e)
11,045 67
KemPharm Inc
(a),(e)
2,813 13
Keros Therapeutics Inc
(e)
2,404 127
Kiniksa Pharmaceuticals Ltd
(e)
2,003 19
Kinnate Biopharma Inc
(e)
229 2
Kodiak Sciences Inc
(e)
5,165 31
Kronos Bio Inc
(e)
702 3
Krystal Biotech Inc
(e)
1,096 66
Kymera Therapeutics Inc
(e)
5,256 165
Legend Biotech Corp ADR
(e)
106,053 4,258
Lexicon Pharmaceuticals Inc
(e)
5,503 10
Ligand Pharmaceuticals Inc
(e)
276 26
Lucid Diagnostics Inc
(e)
579 1
MacroGenics Inc
(e)
8,522 61
Magenta Therapeutics Inc
(e)
5,067 7
MaxCyte Inc
(e)
8,898 49
MEI Pharma Inc
(e)
23,217 11
MeiraGTx Holdings plc
(e)
320 3
Mersana Therapeutics Inc
(e)
7,798 27
Mind Medicine MindMed Inc
(e)
48,906 39
MiNK Therapeutics Inc
(e)
131 —
Molecular Templates Inc
(e)
6,801 12
Monte Rosa Therapeutics Inc
(a),(e)
2,566 28
NeoGenomics Inc
(e)
929,429 8,783

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
NGM Biopharmaceuticals Inc
(e)
442 $ 6
Nurix Therapeutics Inc
(e)
4,399 49
Nuvalent Inc
(a),(e)
1,624 17
Nuvation Bio Inc
(a),(e)
20,656 96
Olema Pharmaceuticals Inc
(e)
2,324 6
Omega Therapeutics Inc
(e)
2,353 8
Omeros Corp
(a),(e)
9,300 32
Oncocyte Corp
(e)
8,448 10
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
10,628 68
Oyster Point Pharma Inc
(e)
125 1
Phathom Pharmaceuticals Inc
(e)
3,121 40
Pliant Therapeutics Inc
(e)
3,383 20
Portage Biotech Inc
(a),(e)
96 1
Praxis Precision Medicines Inc
(e)
238,489 1,932
Precigen Inc
(e)
12,572 17
Precision BioSciences Inc
(e)
7,771 15
Prelude Therapeutics Inc
(a),(e)
2,108 10
Prothena Corp PLC
(e)
4,286 125
PTC Therapeutics Inc
(e)
10,631 376
Puma Biotechnology Inc
(e)
5,210 12
Pyxis Oncology Inc
(e)
990 2
Radius Health Inc
(e)
7,334 50
Rain Therapeutics Inc
(e)
2,086 8
Rallybio Corp
(e)
1,700 17
RAPT Therapeutics Inc
(e)
3,283 50
Recursion Pharmaceuticals Inc
(a),(e)
353,169 2,190
REGENXBIO Inc
(e)
3,174 88
Relay Therapeutics Inc
(e)
185,372 4,417
Replimune Group Inc
(e)
291,397 4,887
REVOLUTION Medicines Inc
(e)
1,284 26
Rigel Pharmaceuticals Inc
(e)
26,355 62
Rocket Pharmaceuticals Inc
(e)
6,360 65
Rubius Therapeutics Inc
(e)
7,962 13
Sana Biotechnology Inc
(e)
12,604 95
Sangamo Therapeutics Inc
(e)
16,421 68
Scholar Rock Holding Corp
(e)
3,656 26
Seelos Therapeutics Inc
(e)
18,299 11
Seer Inc
(e)
2,466 18
Selecta Biosciences Inc
(e)
1,296 1
Sesen Bio Inc
(e)
32,612 12
Shattuck Labs Inc
(e)
3,536 14
Sigilon Therapeutics Inc
(e)
250 —
Singular Genomics Systems Inc
(e)
4,190 17
Sorrento Therapeutics Inc
(a),(e)
41,615 63
SpringWorks Therapeutics Inc
(e)
4,466 192
Stoke Therapeutics Inc
(e)
2,923 42
Sutro Biopharma Inc
(e)
502 3
Syndax Pharmaceuticals Inc
(e)
1,826 31
Talaris Therapeutics Inc
(e)
2,200 16
Tarsus Pharmaceuticals Inc
(e)
1,007 18
Taysha Gene Therapies Inc
(e)
3,058 11
Tenaya Therapeutics Inc
(a),(e)
2,540 23
Terns Pharmaceuticals Inc
(e)
1,426 2
TG Therapeutics Inc
(e)
19,994 139
Theravance Biopharma Inc
(e)
8,480 82
Theseus Pharmaceuticals Inc
(e)
1,240 10
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
TransMedics Group Inc
(e)
67,468 1,414
Travere Therapeutics Inc
(e)
602 15
Turning Point Therapeutics Inc
(e)
112,509 3,312
Twist Bioscience Corp
(e)
8,470 244
Tyra Biosciences Inc
(e)
1,385 10
Ultragenyx Pharmaceutical Inc
(e)
86,618 6,123
United Therapeutics Corp
(e)
49,014 8,703
UroGen Pharma Ltd
(a),(e)
2,323 16
Vaxart Inc
(a),(e)
17,166 60
VBI Vaccines Inc
(e)
25,603 32
Ventyx Biosciences Inc
(a),(e)
1,056 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Vera Therapeutics Inc
(e)
1,212 $ 24
Verastem Inc
(e)
26,316 37
Vericel Corp
(e)
7,115 203
Veru Inc
(a),(e)
7,114 83
Verve Therapeutics Inc
(e)
3,240 48
Vigil Neuroscience Inc
(e)
709 2
Vincerx Pharma Inc
(e)
3,209 8
Vir Biotechnology Inc
(e)
194,151 3,951
Viracta Therapeutics Inc
(a),(e)
1,118 3
VistaGen Therapeutics Inc
(e)
24,864 32
Vor BioPharma Inc
(e)
379 2
WaVe Life Sciences Ltd
(e)
7,205 14
Werewolf Therapeutics Inc
(a),(e)
2,886 13
Xencor Inc
(e)
8,652 216
Xilio Therapeutics Inc
(e)
691 2
XOMA Corp
(a),(e)
79 2
Zentalis Pharmaceuticals Inc
(e)
122,407 3,246
$ 154,545
Building Materials - 1 .65%
AAON Inc 6,417 313
AZEK Co Inc/The
(e)
659,286 14,003
Boise Cascade Co 1,301 98
Cornerstone Building Brands Inc
(e)
8,448 206
Gibraltar Industries Inc
(e)
1,448 55
Hayward Holdings Inc
(e)
720,747 11,459
JELD-WEN Holding Inc
(e)
5,617 117
Masonite International Corp
(e)
3,644 283
Modine Manufacturing Co
(e)
880 7
PGT Innovations Inc
(e)
4,213 75
Simpson Manufacturing Co Inc 89,199 9,247
SPX Corp
(e)
5,583 234
Trex Co Inc
(e)
39,307 2,287
UFP Industries Inc 8,333 645
$ 39,029
Chemicals - 1 .59%
American Vanguard Corp 1,071 23
Amyris Inc
(a),(e)
3,593 12
Balchem Corp 4,934 608
Cabot Corp 8,590 566
Codexis Inc
(e)
9,287 112
Danimer Scientific Inc
(a),(e)
13,974 55
Element Solutions Inc 431,510 8,898
Hawkins Inc 1,956 73
HB Fuller Co 210,646 14,050
Ingevity Corp
(e)
6,080 364
Innospec Inc 1,171 112
Kronos Worldwide Inc 549 8
Marrone Bio Innovations Inc
(e)
17,657 20
Orion Engineered Carbons SA 9,351 141
Quaker Chemical Corp 69,914 11,376
Rogers Corp
(e)
2,515 681
Sensient Technologies Corp 3,345 283
Stepan Co 308 31
Trinseo PLC 5,954 283
Zymergen Inc
(e)
3,071 5
$ 37,701
Coal - 0 .00%
Arch Resources Inc 462 77
Warrior Met Coal Inc 788 27
$ 104
Commercial Services - 7 .73%
2U Inc
(e)
9,495 95
AirSculpt Technologies Inc
(a),(e)
780 8
Alarm.com Holdings Inc
(e)
7,236 442
Alta Equipment Group Inc
(e)
586 7
AMN Healthcare Services Inc
(e)
7,216 705
Arlo Technologies Inc
(e)
13,034 101
ASGN Inc
(e)
6,965 790
Bright Horizons Family Solutions Inc
(e)
171,553 19,598

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Brink's Co/The 7,357 $ 434
Carriage Services Inc 445 19
Cass Information Systems Inc 377 15
Cimpress PLC
(e)
2,709 137
CorVel Corp
(e)
1,327 206
CRA International Inc 939 77
Cross Country Healthcare Inc
(e)
738 14
Custom Truck One Source Inc
(e)
2,872 19
Driven Brands Holdings Inc
(e)
445,897 12,436
European Wax Center Inc 945 26
EVERTEC Inc 9,271 365
Evo Payments Inc
(e)
825,009 18,588
First Advantage Corp
(e)
303,040 5,261
Forrester Research Inc
(e)
1,737 97
Franklin Covey Co
(e)
1,954 78
FTI Consulting Inc
(e)
108,460 17,105
Green Dot Corp
(e)
819 22
Hackett Group Inc/The 3,494 82
HealthEquity Inc
(e)
226,555 14,118
Heidrick & Struggles International Inc 1,277 41
Herc Holdings Inc 130,162 16,637
HireQuest Inc 727 12
Huron Consulting Group Inc
(e)
340 18
I3 Verticals Inc
(e)
3,296 90
Insperity Inc 119,331 12,655
Kforce Inc 3,099 217
LiveRamp Holdings Inc
(e)
129,358 4,051
Marathon Digital Holdings Inc
(a),(e)
876 14
Medifast Inc 1,756 313
Monro Inc 3,152 144
Multiplan Corp
(e)
7,734 34
National Research Corp 2,155 74
Paya Holdings Inc
(e)
13,220 67
Priority Technology Holdings Inc
(e)
2,048 10
PROG Holdings Inc
(e)
1,359 36
Progyny Inc
(e)
78,006 2,999
R1 RCM Inc
(e)
18,190 410
Remitly Global Inc
(e)
1,588 18
Rent the Runway Inc
(a),(e)
1,922 12
Rent-A-Center Inc/TX 9,425 227
Repay Holdings Corp
(e)
5,879 79
Riot Blockchain Inc
(a),(e)
114,946 1,166
Shift4 Payments Inc
(e)
261,811 13,734
ShotSpotter Inc
(e)
1,299 36
SP Plus Corp
(e)
3,567 102
Sterling Check Corp
(e)
1,128 29
Stride Inc
(e)
404 16
Terminix Global Holdings Inc
(e)
385,771 17,703
Textainer Group Holdings Ltd 991 33
Transcat Inc
(e)
1,089 79
TriNet Group Inc
(e)
109,810 9,740
Udemy Inc
(e)
436 5
Viad Corp
(e)
3,129 102
Vivint Smart Home Inc
(e)
3,737 20
WEX Inc
(e)
59,713 9,927
Willdan Group Inc
(e)
1,361 37
WillScot Mobile Mini Holdings Corp
(e)
31,935 1,121
WW International Inc
(e)
2,472 24
$ 182,877
Computers - 4 .00%
3D Systems Corp
(e)
17,338 196
Cantaloupe Inc
(e)
8,992 49
Corsair Gaming Inc
(a),(e)
4,219 64
Desktop Metal Inc
(a),(e)
18,757 66
Diebold Nixdorf Inc
(e)
11,105 45
ExlService Holdings Inc
(e)
5,025 684
Genpact Ltd 621,402 25,024
Grid Dynamics Holdings Inc
(e)
7,015 98
iCAD Inc
(e)
3,582 13
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Insight Enterprises Inc
(e)
1,838 $ 182
Integral Ad Science Holding Corp
(e)
2,262 27
KBR Inc 18,946 933
Maximus Inc 9,388 684
Mitek Systems Inc
(e)
6,620 74
OneSpan Inc
(e)
5,431 77
PAR Technology Corp
(e)
3,902 129
Ping Identity Holding Corp
(e)
207,149 5,413
PlayAGS Inc
(e)
4,273 28
Qualys Inc
(e)
5,218 711
Rapid7 Inc
(e)
288,448 27,553
Rekor Systems Inc
(e)
3,822 11
Rimini Street Inc
(e)
6,896 40
Super Micro Computer Inc
(e)
184,315 7,760
Telos Corp
(e)
6,157 48
Tenable Holdings Inc
(e)
14,135 781
TTEC Holdings Inc 2,826 208
Unisys Corp
(e)
7,972 113
Varonis Systems Inc
(e)
545,372 23,560
Vuzix Corp
(a),(e)
9,055 47
$ 94,618
Consumer Products - 0 .05%
Central Garden & Pet Co
(e)
565 25
Central Garden & Pet Co - A Shares
(e)
2,345 97
Helen of Troy Ltd
(e)
3,688 791
WD-40 Co 2,088 384
$ 1,297
Cosmetics & Personal Care - 0 .03%
Beauty Health Co/The
(e)
12,159 159
elf Beauty Inc
(e)
7,433 181
Honest Co Inc/The
(e)
9,316 37
Inter Parfums Inc 2,732 223
Revlon Inc
(e)
57 1
$ 601
Distribution & Wholesale - 2 .36%
Avient Corp 187,597 9,237
EVI Industries Inc
(e)
797 11
Global Industrial Co 1,507 46
H&E Equipment Services Inc 76,365 2,710
IAA Inc
(e)
467,063 17,118
Leslie's Inc
(e)
700,234 13,725
Resideo Technologies Inc
(e)
2,594 58
SiteOne Landscape Supply Inc
(e)
89,643 12,642
WESCO International Inc
(e)
1,214 150
$ 55,697
Diversified Financial Services - 2 .05%
Artisan Partners Asset Management Inc 8,959 288
Atlanticus Holdings Corp
(e)
755 32
Blucora Inc
(e)
2,751 56
Brightsphere Investment Group Inc 4,941 99
Cohen & Steers Inc 3,804 295
Columbia Financial Inc
(e)
2,204 42
Curo Group Holdings Corp 3,154 37
Flywire Corp
(e)
7,232 221
Focus Financial Partners Inc
(e)
9,952 393
GAMCO Investors Inc 737 15
GCM Grosvenor Inc
(a)
6,121 50
Greenhill & Co Inc 2,142 26
Hamilton Lane Inc 5,337 366
Hannon Armstrong Sustainable Infrastructure
Capital Inc
38,518 1,540
Houlihan Lokey Inc 192,481 16,033
International Money Express Inc
(e)
5,015 100
LendingTree Inc
(e)
1,775 141
Moelis & Co 212,060 9,385
PJT Partners Inc 3,052 201
Pzena Investment Management Inc 2,577 16
Regional Management Corp 454 20
StepStone Group Inc 353,075 9,046

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Stifel Financial Corp 156,766 $ 9,696
StoneX Group Inc
(e)
219 15
Virtus Investment Partners Inc 1,114 197
WisdomTree Investments Inc 15,613 91
$ 48,401
Electric - 0 .12%
Ameresco Inc
(e)
54,187 2,733
Clearway Energy Inc - Class A 1,343 38
Clearway Energy Inc - Class C 3,175 97
FTC Solar Inc
(e)
6,247 18
Stronghold Digital Mining Inc
(a),(e)
1,037 4
Via Renewables Inc 1,782 13
$ 2,903
Electrical Components & Equipment - 1 .45%
Blink Charging Co
(a),(e)
5,631 108
Energizer Holdings Inc 10,216 309
EnerSys 686 45
Insteel Industries Inc 286 12
Littelfuse Inc 86,363 19,799
nLight Inc
(e)
6,731 88
Novanta Inc
(e)
108,950 14,022
$ 34,383
Electronics - 0 .65%
Advanced Energy Industries Inc 5,773 442
Akoustis Technologies Inc
(a),(e)
7,854 35
Allied Motion Technologies Inc 1,673 41
Atkore Inc
(e)
6,868 660
Badger Meter Inc 4,468 360
CTS Corp 1,091 39
FARO Technologies Inc
(e)
21,258 729
GoPro Inc
(e)
19,872 177
Identiv Inc
(e)
3,093 38
II-VI Inc
(e)
61,633 3,772
Itron Inc
(e)
5,683 271
Kimball Electronics Inc
(e)
217 4
Kopin Corp
(e)
11,844 19
MicroVision Inc
(a),(e)
25,362 82
Napco Security Technologies Inc
(e)
4,469 78
NVE Corp 693 32
OSI Systems Inc
(e)
259 20
Plexus Corp
(e)
3,787 307
Standard BioTools Inc
(a),(e)
1,031 3
Stoneridge Inc
(e)
692 14
Turtle Beach Corp
(e)
1,908 32
Vicor Corp
(e)
3,225 195
Vishay Intertechnology Inc 2,823 53
Woodward Inc 71,061 7,851
$ 15,254
Energy - Alternate Sources - 0 .03%
Advent Technologies Holdings Inc
(a),(e)
4,400 9
Array Technologies Inc
(e)
4,609 30
Beam Global
(e)
1,155 18
Eos Energy Enterprises Inc
(e)
6,840 14
FuelCell Energy Inc
(e)
43,654 178
Infrastructure and Energy Alternatives Inc
(e)
1,660 16
Stem Inc
(e)
17,599 126
Sunnova Energy International Inc
(e)
1,939 33
SunPower Corp
(e)
9,813 162
TPI Composites Inc
(e)
5,590 64
$ 650
Engineering & Construction - 0 .76%
908 Devices Inc
(a),(e)
79,927 1,419
Atlas Technical Consultants Inc
(e)
405 5
Comfort Systems USA Inc 5,457 461
Construction Partners Inc
(e)
6,091 157
Dycom Industries Inc
(e)
3,672 312
EMCOR Group Inc 820 87
Exponent Inc 7,951 762
IES Holdings Inc
(e)
1,330 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Iteris Inc
(e)
6,702 $ 17
Latham Group Inc
(e)
6,552 79
MYR Group Inc
(e)
1,887 149
NV5 Global Inc
(e)
69,789 8,361
Sterling Construction Co Inc
(e)
842 19
TopBuild Corp
(e)
33,611 6,088
$ 17,955
Entertainment - 2 .09%
Accel Entertainment Inc
(e)
8,691 103
Bally's Corp
(e)
5,036 150
Chicken Soup For The Soul Entertainment Inc
(a),(e)
318 3
Churchill Downs Inc 128,073 25,991
Cinemark Holdings Inc
(e)
179,218 2,842
Esports Technologies Inc
(a),(e)
2,202 8
Everi Holdings Inc
(e)
460,690 7,998
GAN Ltd
(e)
628 2
Golden Entertainment Inc
(e)
2,646 127
Golden Nugget Online Gaming Inc
(e)
6,152 31
IMAX Corp
(e)
838 13
International Game Technology PLC 15,308 334
Liberty Media Corp-Liberty Braves - A Shares
(a),(e)
1,536 40
Liberty Media Corp-Liberty Braves - C Shares
(e)
5,636 142
Light & Wonder Inc
(e)
14,724 825
Monarch Casino & Resort Inc
(e)
1,626 114
NEOGAMES SA
(e)
1,589 21
RCI Hospitality Holdings Inc 1,343 83
Red Rock Resorts Inc 8,214 361
Rush Street Interactive Inc
(e)
8,111 52
SeaWorld Entertainment Inc
(e)
152,084 10,257
$ 49,497
Environmental Control - 2 .45%
Casella Waste Systems Inc
(e)
6,935 570
Energy Recovery Inc
(e)
6,414 119
Evoqua Water Technologies Corp
(e)
17,720 739
Harsco Corp
(e)
5,070 52
Heritage-Crystal Clean Inc
(e)
927 25
Montrose Environmental Group Inc
(e)
131,949 5,987
Pure Cycle Corp
(e)
2,626 28
PureCycle Technologies Inc
(a),(e)
8,766 68
Sharps Compliance Corp
(e)
3,024 13
Tetra Tech Inc 157,145 21,887
Waste Connections Inc 205,524 28,356
$ 57,844
Food - 1 .55%
AquaBounty Technologies Inc
(e)
3,970 5
Calavo Growers Inc 2,638 96
Chefs' Warehouse Inc/The
(e)
314,051 11,494
J & J Snack Foods Corp 2,254 337
John B Sanfilippo & Son Inc 904 70
Krispy Kreme Inc
(a)
9,106 121
Laird Superfood Inc
(e)
679 2
Lancaster Colony Corp 2,549 396
Mission Produce Inc
(e)
633 8
Nathan's Famous Inc 339 16
Performance Food Group Co
(e)
21,166 1,042
Sanderson Farms Inc 2,662 504
Simply Good Foods Co/The
(e)
528,358 22,006
Sprouts Farmers Market Inc
(e)
7,699 230
Tattooed Chef Inc
(a),(e)
7,288 58
United Natural Foods Inc
(e)
535 23
Utz Brands Inc 9,108 129
$ 36,537
Food Service - 0 .01%
Healthcare Services Group Inc 6,071 104
Sovos Brands Inc
(e)
1,694 25
$ 129

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .37%
Cadre Holdings Inc 388 $ 10
Enerpac Tool Group Corp 9,324 187
Franklin Electric Co Inc 7,098 497
Luxfer Holdings PLC 1,823 29
MSA Safety Inc 66,716 8,052
$ 8,775
Healthcare - Products - 6 .84%
Accelerate Diagnostics Inc
(e)
6,407 6
Accuray Inc
(e)
13,899 37
Acutus Medical Inc
(e)
3,143 4
Akoya Biosciences Inc
(e)
2,065 19
Alphatec Holdings Inc
(e)
10,037 109
Apyx Medical Corp
(e)
4,780 18
Artivion Inc
(e)
5,165 105
Asensus Surgical Inc
(e)
10,647 5
Aspira Women's Health Inc
(e)
14,194 9
AtriCure Inc
(e)
333,055 17,296
Atrion Corp 210 132
Avita Medical Inc
(e)
3,743 23
Axogen Inc
(e)
5,976 43
Axonics Inc
(e)
7,012 363
BioLife Solutions Inc
(e)
1,596 20
Bionano Genomics Inc
(a),(e)
44,990 73
Bioventus Inc
(e)
3,134 38
Bruker Corp 143,538 8,252
Butterfly Network Inc
(a),(e)
20,463 68
Cardiovascular Systems Inc
(e)
6,074 114
CareDx Inc
(e)
7,742 236
Castle Biosciences Inc
(e)
3,018 67
Celcuity Inc
(e)
1,804 12
Cerus Corp
(e)
25,965 120
ClearPoint Neuro Inc
(e)
2,886 25
CONMED Corp 4,442 591
Cue Health Inc
(e)
1,660 11
Cutera Inc
(e)
72,064 3,914
CVRx Inc
(e)
105,148 655
CytoSorbents Corp
(e)
6,300 13
DermTech Inc
(e)
3,742 32
Eargo Inc
(e)
4,643 18
Establishment Labs Holdings Inc
(a),(e)
215,529 15,251
Glaukos Corp
(e)
6,968 330
Haemonetics Corp
(e)
71,689 3,632
Hanger Inc
(e)
5,786 95
Inari Medical Inc
(e)
233,947 18,880
InfuSystem Holdings Inc
(e)
2,791 22
Inogen Inc
(e)
3,061 77
Inspire Medical Systems Inc
(e)
4,114 846
Integer Holdings Corp
(e)
71,509 5,375
Intersect ENT Inc
(e)
5,133 140
iRadimed Corp 972 32
iRhythm Technologies Inc
(e)
85,705 10,573
IsoPlexis Corp
(e)
835 2
Lantheus Holdings Inc
(e)
20,048 1,331
LeMaitre Vascular Inc 2,910 126
LivaNova PLC
(e)
6,586 505
Meridian Bioscience Inc
(e)
729 19
Merit Medical Systems Inc
(e)
144,377 8,952
MiMedx Group Inc
(e)
11,375 45
NanoString Technologies Inc
(e)
6,385 120
Neogen Corp
(e)
15,475 409
NeuroPace Inc
(a),(e)
1,135 9
Nevro Corp
(e)
85,026 5,245
NuVasive Inc
(e)
7,927 408
Omnicell Inc
(e)
6,701 732
Ortho Clinical Diagnostics Holdings PLC
(e)
18,440 325
OrthoPediatrics Corp
(e)
156,876 7,072
Pacific Biosciences of California Inc
(e)
13,715 87
Paragon 28 Inc
(e)
1,136 20
Patterson Cos Inc 3,353 103
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
PAVmed Inc
(e)
12,490 $ 16
PROCEPT BioRobotics Corp
(a),(e)
902 32
Pulmonx Corp
(e)
4,024 97
Pulse Biosciences Inc
(a),(e)
2,757 7
Pulse Biosciences Inc - Rights
(e)
2,757 —
Quanterix Corp
(e)
4,759 106
Quotient Ltd
(e)
14,597 8
Rapid Micro Biosystems Inc
(a),(e)
1,677 10
Repligen Corp
(e)
63,162 9,932
Retractable Technologies Inc
(a),(e)
3,195 12
RxSight Inc
(a),(e)
2,187 27
SeaSpine Holdings Corp
(e)
227,777 2,121
Sera Prognostics Inc
(a),(e)
584 1
Shockwave Medical Inc
(e)
5,163 780
SI-BONE Inc
(e)
419,514 8,382
Sientra Inc
(e)
8,646 12
Silk Road Medical Inc
(e)
224,691 7,875
STAAR Surgical Co
(e)
7,272 415
Stereotaxis Inc
(e)
7,535 19
Surmodics Inc
(e)
2,083 81
Tactile Systems Technology Inc
(e)
2,954 50
Tandem Diabetes Care Inc
(e)
75,580 7,292
Treace Medical Concepts Inc
(e)
565,435 11,082
Utah Medical Products Inc 67 6
Varex Imaging Corp
(e)
827 16
ViewRay Inc
(e)
23,040 62
Zynex Inc
(a)
3,284 21
$ 161,653
Healthcare - Services - 1 .74%
Accolade Inc
(e)
527,819 2,934
Addus HomeCare Corp
(e)
1,010 85
Agiliti Inc
(e)
3,644 72
agilon health Inc
(e)
473,270 8,410
Aveanna Healthcare Holdings Inc
(e)
6,070 18
Bright Health Group Inc
(a),(e)
27,678 50
Catalent Inc
(e)
37,091 3,359
Charles River Laboratories International Inc
(e)
28,918 6,984
Community Health Systems Inc
(e)
16,688 128
DocGo Inc
(a),(e)
412,293 2,894
Encompass Health Corp 156,598 10,779
Ensign Group Inc/The 8,043 646
Fulgent Genetics Inc
(e)
385 21
Innovage Holding Corp
(a),(e)
2,998 14
Inotiv Inc
(e)
2,661 38
Invitae Corp
(e)
7,944 42
Joint Corp/The
(e)
2,129 65
LHC Group Inc
(e)
4,673 775
LifeStance Health Group Inc
(a),(e)
6,883 47
MEDNAX Inc
(e)
6,235 115
Medpace Holdings Inc
(e)
4,437 593
ModivCare Inc
(e)
630 65
Neuronetics Inc
(e)
4,293 10
Ontrak Inc
(e)
1,392 2
Pennant Group Inc/The
(e)
3,951 65
Personalis Inc
(e)
406 2
RadNet Inc
(e)
7,008 137
Select Medical Holdings Corp 16,918 382
Surgery Partners Inc
(e)
5,241 268
Tenet Healthcare Corp
(e)
1,948 141
Thorne HealthTech Inc
(e)
262,618 1,760
Tivity Health Inc
(e)
3,996 128
US Physical Therapy Inc 1,953 203
Vapotherm Inc
(e)
3,507 16
Viemed Healthcare Inc
(e)
814 4
$ 41,252
Home Builders - 0 .58%
Cavco Industries Inc
(e)
994 235
Century Communities Inc 2,990 158
Forestar Group Inc
(e)
806 13

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Green Brick Partners Inc
(e)
1,340 $ 26
Installed Building Products Inc 3,629 292
KB Home 2,215 72
LCI Industries 3,792 369
LGI Homes Inc
(e)
3,302 309
MDC Holdings Inc 2,397 89
Meritage Homes Corp
(e)
335 28
Skyline Champion Corp
(e)
232,000 11,841
Taylor Morrison Home Corp
(e)
2,213 58
Tri Pointe Homes Inc
(e)
1,320 27
Winnebago Industries Inc 4,948 263
$ 13,780
Home Furnishings - 0 .41%
Arhaus Inc
(a),(e)
232,717 1,668
Aterian Inc
(a),(e)
4,337 22
Hamilton Beach Brands Holding Co 533 5
Hooker Furnishings Corp 114 2
iRobot Corp
(e)
3,726 189
Lovesac Co/The
(e)
164,322 7,204
Purple Innovation Inc
(e)
8,886 37
Sleep Number Corp
(e)
1,654 67
Snap One Holdings Corp
(e)
1,336 16
Sonos Inc
(e)
19,636 448
Traeger Inc
(a),(e)
1,868 11
Weber Inc
(a)
1,253 11
$ 9,680
Insurance - 1 .45%
BRP Group Inc
(e)
296,400 6,853
eHealth Inc
(e)
1,339 11
Goosehead Insurance Inc 425 24
Heritage Insurance Holdings Inc 489 2
Investors Title Co 34 6
James River Group Holdings Ltd 851 20
Kinsale Capital Group Inc 3,289 729
NMI Holdings Inc
(e)
847 16
Palomar Holdings Inc
(e)
128,419 6,993
RLI Corp 5,666 650
Ryan Specialty Group Holdings Inc
(e)
271,844 10,055
Selectquote Inc
(e)
20,653 43
Trupanion Inc
(e)
138,314 8,800
$ 34,202
Internet - 3 .40%
1-800-Flowers.com Inc
(e)
4,110 42
1stdibs.com Inc
(a),(e)
2,419 18
aka Brands Holding Corp
(e)
1,021 4
Anaplan Inc
(e)
127,315 8,274
Angi Inc
(e)
1,540,372 6,793
Cargurus Inc
(e)
14,617 478
CarParts.com Inc
(e)
7,544 45
Cars.com Inc
(e)
1,387 16
ChannelAdvisor Corp
(e)
3,223 47
Cogent Communications Holdings Inc 236,188 13,817
Couchbase Inc
(a),(e)
219,836 3,737
Digital Media Solutions Inc
(e)
242 1
Eventbrite Inc
(e)
11,756 124
EverQuote Inc
(e)
3,049 42
Figs Inc
(e)
306,377 4,798
fuboTV Inc
(a),(e)
20,884 79
Groupon Inc
(a),(e)
3,112 61
HyreCar Inc
(e)
2,588 4
Liquidity Services Inc
(e)
3,533 51
LiveOne Inc
(e)
10,062 7
Lulu's Fashion Lounge Holdings Inc
(e)
622 6
Magnite Inc
(e)
19,882 192
MakeMyTrip Ltd
(e)
448,571 11,425
MediaAlpha Inc
(e)
140,095 2,065
Mimecast Ltd
(e)
130,222 10,376
Open Lending Corp
(e)
15,964 218
OptimizeRx Corp
(e)
2,647 74
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Overstock.com Inc
(e)
6,578 $ 221
Perficient Inc
(e)
101,443 10,084
Q2 Holdings Inc
(e)
54,919 2,841
QuinStreet Inc
(e)
7,774 74
RealReal Inc/The
(e)
12,316 67
Revolve Group Inc
(e)
3,482 147
Shutterstock Inc 3,579 271
Solo Brands Inc
(a),(e)
1,544 9
Stitch Fix Inc
(e)
12,569 119
TechTarget Inc
(e)
3,996 269
Tucows Inc
(a),(e)
1,498 86
Upwork Inc
(e)
18,065 379
Vivid Seats Inc
(a)
265,912 2,625
Yelp Inc
(e)
10,154 330
$ 80,316
Investment Companies - 0 .11%
Trinity Capital Inc 152,540 2,564
Iron & Steel - 0 .20%
Allegheny Technologies Inc
(e)
11,874 322
Carpenter Technology Corp 112,907 4,311
Schnitzer Steel Industries Inc 325 15
$ 4,648
Leisure Products & Services - 1 .90%
Acushnet Holdings Corp 1,577 64
Camping World Holdings Inc
(a)
6,441 165
Clarus Corp 398,958 8,917
Drive Shack Inc
(e)
6,015 7
Escalade Inc 392 5
F45 Training Holdings Inc
(e)
2,747 24
Johnson Outdoors Inc 499 38
Liberty TripAdvisor Holdings Inc
(e)
9,071 14
Life Time Group Holdings Inc
(a),(e)
533,050 7,623
Lindblad Expeditions Holdings Inc
(e)
275,678 4,221
Malibu Boats Inc
(e)
3,195 161
Marine Products Corp 1,324 15
MasterCraft Boat Holdings Inc
(e)
2,804 67
Nautilus Inc
(e)
1,184 4
OneSpaWorld Holdings Ltd
(e)
4,012 40
OneWater Marine Inc 1,671 55
Planet Fitness Inc
(e)
244,257 19,548
Xponential Fitness Inc
(e)
1,062 22
YETI Holdings Inc
(e)
80,892 3,953
$ 44,943
Lodging - 1 .15%
Century Casinos Inc
(e)
4,176 44
Choice Hotels International Inc 81,491 11,446
Full House Resorts Inc
(e)
5,019 46
Hilton Grand Vacations Inc
(e)
334,440 15,662
Target Hospitality Corp
(e)
2,600 16
$ 27,214
Machinery - Construction & Mining - 0 .08%
Babcock & Wilcox Enterprises Inc
(e)
153,089 1,150
Bloom Energy Corp
(e)
21,781 404
Terex Corp 10,474 356
$ 1,910
Machinery - Diversified - 3 .22%
AgEagle Aerial Systems Inc
(e)
6,694 5
Alamo Group Inc 1,339 169
Albany International Corp 947 74
Altra Industrial Motion Corp 65,856 2,568
Applied Industrial Technologies Inc 5,879 616
Cactus Inc 326,402 16,297
Chart Industries Inc
(e)
93,923 15,856
CIRCOR International Inc
(e)
2,836 56
CSW Industrials Inc 2,289 242
Eastman Kodak Co
(a),(e)
6,494 34
Gorman-Rupp Co/The 636 20
GrafTech International Ltd 27,173 247

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Hydrofarm Holdings Group Inc
(e)
6,003 $ 57
Ichor Holdings Ltd
(e)
2,838 83
IDEX Corp 21,366 4,056
Kadant Inc 1,759 325
Kornit Digital Ltd
(e)
108,563 7,220
Lindsay Corp 1,503 203
Middleby Corp/The
(e)
61,220 9,421
Mueller Water Products Inc - Class A 1,578 19
Ranpak Holdings Corp
(e)
395,902 5,970
Tennant Co 2,823 182
Watts Water Technologies Inc 2,352 300
Welbilt Inc
(e)
20,018 473
Zurn Water Solutions Corp 371,513 11,598
$ 76,091
Media - 0 .02%
AMC Networks Inc
(e)
2,285 75
CuriosityStream Inc
(e)
766 1
iHeartMedia Inc
(e)
7,878 126
Sinclair Broadcast Group Inc 1,085 24
Thryv Holdings Inc
(e)
972 25
Value Line Inc 146 10
WideOpenWest Inc
(e)
5,052 101
$ 362
Metal Fabrication & Hardware - 0 .37%
Helios Technologies Inc 4,947 332
Lawson Products Inc/DE
(e)
729 28
Mueller Industries Inc 3,324 180
Omega Flex Inc 476 53
Proto Labs Inc
(e)
685 29
RBC Bearings Inc
(e)
610 102
Ryerson Holding Corp 1,596 59
Tredegar Corp 3,267 37
Valmont Industries Inc 31,758 7,902
Xometry Inc
(a),(e)
2,949 97
$ 8,819
Mining - 0 .09%
Century Aluminum Co
(e)
537 9
Coeur Mining Inc
(e)
26,943 98
Compass Minerals International Inc 5,233 309
Energy Fuels Inc/Canada
(e)
20,529 154
Gatos Silver Inc
(e)
6,010 20
Hecla Mining Co 24,213 126
Kaiser Aluminum Corp 299 29
Livent Corp
(e)
24,812 530
MP Materials Corp
(e)
11,613 442
Novagold Resources Inc
(e)
36,325 226
Perpetua Resources Corp
(e)
5,004 18
PolyMet Mining Corp
(e)
1,688 5
United States Lime & Minerals Inc 18 2
Uranium Energy Corp
(e)
40,490 172
Ur-Energy Inc
(e)
25,842 36
$ 2,176
Miscellaneous Manufacturers - 1 .74%
AMMO Inc
(a),(e)
13,484 55
Axon Enterprise Inc
(e)
87,566 9,825
Byrna Technologies Inc
(e)
2,889 17
Chase Corp 298 25
ESCO Technologies Inc 320 20
Fabrinet
(e)
4,865 478
Federal Signal Corp 9,222 314
Hillenbrand Inc 6,129 250
ITT Inc 119,790 8,412
John Bean Technologies Corp 179,926 21,211
Materion Corp 1,220 104
Meta Materials Inc
(a),(e)
31,065 37
Myers Industries Inc 2,588 57
Sight Sciences Inc
(a),(e)
25,527 178
Smith & Wesson Brands Inc 7,396 101
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Sturm Ruger & Co Inc 2,461 $ 168
$ 41,252
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 27,151 143
Office Furnishings - 0 .00%
HNI Corp 677 24
Interface Inc 1,984 25
$ 49
Oil & Gas - 1 .56%
Antero Resources Corp
(e)
5,340 188
Callon Petroleum Co
(e)
6,352 326
Centennial Resource Development Inc/DE
(e)
3,606 28
Chesapeake Energy Corp 953 78
Civitas Resources Inc 1,002 59
Crescent Energy Inc
(a)
4,530 71
Denbury Inc
(e)
7,723 494
Earthstone Energy Inc
(e)
893 12
Falcon Minerals Corp 4,945 34
Helmerich & Payne Inc 108,430 4,991
Kosmos Energy Ltd
(e)
68,718 465
Laredo Petroleum Inc
(e)
526 38
Magnolia Oil & Gas Corp 435,558 10,122
Matador Resources Co 369,877 18,057
Oasis Petroleum Inc 2,581 342
Ovintiv Inc 2,250 115
Par Pacific Holdings Inc
(e)
5,880 86
Riley Exploration Permian Inc 230 5
Southwestern Energy Co
(e)
155,658 1,168
Talos Energy Inc
(e)
847 15
Tellurian Inc
(e)
56,761 283
$ 36,977
Oil & Gas Services - 0 .31%
ChampionX Corp 293,453 6,192
DMC Global Inc
(e)
2,923 58
Expro Group Holdings NV
(e)
1,012 15
Liberty Energy Inc
(e)
4,842 78
NexTier Oilfield Solutions Inc
(e)
2,854 32
Solaris Oilfield Infrastructure Inc 1,241 14
TETRA Technologies Inc
(e)
277,445 1,021
$ 7,410
Packaging & Containers - 0 .02%
Greif Inc - Class A 565 34
Greif Inc - Class B 143 8
Karat Packaging Inc
(e)
796 15
O-I Glass Inc
(e)
23,844 322
UFP Technologies Inc
(e)
103 7
$ 386
Pharmaceuticals - 2 .82%
Aclaris Therapeutics Inc
(e)
7,869 97
Aduro Biotech
(e)
1,565 —
Aerie Pharmaceuticals Inc
(e)
6,491 46
Akebia Therapeutics Inc
(e)
13,609 6
Alector Inc
(e)
9,012 87
Alkermes PLC
(e)
301,735 8,705
Amneal Pharmaceuticals Inc
(e)
15,290 59
Amphastar Pharmaceuticals Inc
(e)
1,715 61
Ampio Pharmaceuticals Inc
(e)
34,606 8
Amylyx Pharmaceuticals Inc
(e)
1,013 9
Antares Pharma Inc
(e)
25,768 143
Arvinas Inc
(e)
78,407 4,310
Ascendis Pharma A/S ADR
(e)
93,753 8,557
Athenex Inc
(e)
7,991 4
BellRing Brands Inc
(e)
11,348 243
Beyondspring Inc
(e)
4,579 7
Bioxcel Therapeutics Inc
(a),(e)
2,657 35
Chimerix Inc
(e)
8,024 35
Clovis Oncology Inc
(a),(e)
17,378 35
Coherus Biosciences Inc
(e)
350,660 3,170

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Collegium Pharmaceutical Inc
(e)
203,792 $ 3,281
Corcept Therapeutics Inc
(e)
13,381 288
CorMedix Inc
(e)
570 2
Cytokinetics Inc
(e)
11,262 449
Dova Pharmaceuticals Inc
(e),(f)
1,117 —
Durect Corp
(e)
36,573 16
Eagle Pharmaceuticals Inc/DE
(e)
819 36
Enanta Pharmaceuticals Inc
(e)
295 19
Foghorn Therapeutics Inc
(e)
496 6
Fortress Biotech Inc
(e)
11,861 13
G1 Therapeutics Inc
(a),(e)
3,541 18
Harmony Biosciences Holdings Inc
(e)
3,542 160
Harpoon Therapeutics Inc
(e)
3,551 8
Heron Therapeutics Inc
(e)
14,257 64
Heska Corp
(e)
1,493 164
Hookipa Pharma Inc
(e)
1,696 3
Immuneering Corp
(a),(e)
2,007 10
Intellia Therapeutics Inc
(e)
116,476 5,710
Ironwood Pharmaceuticals Inc
(e)
22,473 270
Kala Pharmaceuticals Inc
(e)
4,868 3
KalVista Pharmaceuticals Inc
(e)
3,450 44
Landos Biopharma Inc
(e)
935 1
Lyell Immunopharma Inc
(a),(e)
13,213 68
Madrigal Pharmaceuticals Inc
(e)
1,798 126
MannKind Corp
(e)
1,428,834 4,473
Marinus Pharmaceuticals Inc
(e)
5,663 37
Mirum Pharmaceuticals Inc
(e)
276 7
Morphic Holding Inc
(e)
3,247 98
Neoleukin Therapeutics Inc
(e)
1,215 1
Neurocrine Biosciences Inc
(e)
125,590 11,307
NexImmune Inc
(e)
1,950 4
Ocugen Inc
(a),(e)
28,482 62
Ocular Therapeutix Inc
(e)
332,169 1,186
Oramed Pharmaceuticals Inc
(a),(e)
5,705 29
ORIC Pharmaceuticals Inc
(e)
658 2
Outlook Therapeutics Inc
(e)
17,361 27
Owens & Minor Inc 9,172 326
Pacira BioSciences Inc
(e)
97,530 7,273
Paratek Pharmaceuticals Inc
(e)
7,529 17
PetIQ Inc
(e)
4,149 83
Phibro Animal Health Corp 3,150 57
PMV Pharmaceuticals Inc
(e)
4,044 59
Prometheus Biosciences Inc
(e)
589 16
Protagonist Therapeutics Inc
(e)
6,900 63
Reata Pharmaceuticals Inc
(e)
76,937 1,952
Relmada Therapeutics Inc
(e)
3,796 95
Reneo Pharmaceuticals Inc
(e)
994 2
Revance Therapeutics Inc
(e)
10,832 177
Senseonics Holdings Inc
(a),(e)
66,596 93
Seres Therapeutics Inc
(e)
10,670 50
SIGA Technologies Inc
(e)
7,446 51
Spectrum Pharmaceuticals Inc
(e)
24,701 20
Spero Therapeutics Inc
(e)
3,477 17
Summit Therapeutics Inc
(e)
4,762 8
Syros Pharmaceuticals Inc
(e)
4,453 4
TherapeuticsMD Inc
(e)
62,150 13
Trevena Inc
(e)
7,809 2
USANA Health Sciences Inc
(e)
1,849 142
Vaxcyte Inc
(e)
1,879 45
Verrica Pharmaceuticals Inc
(a),(e)
2,132 14
Y-mAbs Therapeutics Inc
(a),(e)
308,294 2,589
$ 66,777
Pipelines - 0 .12%
Excelerate Energy Inc
(e)
106,379 2,873
Kinetik Holdings Inc 43 3
$ 2,876
Private Equity - 0 .16%
P10 Inc
(e)
316,550 3,830
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .06%
Cushman & Wakefield PLC
(e)
21,245 $ 380
Douglas Elliman Inc 1,911 12
eXp World Holdings Inc
(a)
9,607 129
Fathom Holdings Inc
(e)
1,204 9
Marcus & Millichap Inc 394 18
McGrath RentCorp 2,540 212
Newmark Group Inc 25,741 313
Rafael Holdings Inc
(e)
1,655 3
Redfin Corp
(e)
15,798 176
RMR Group Inc/The 230 6
St Joe Co/The 5,098 271
$ 1,529
REITs - 1 .40%
Alexander's Inc 327 81
CatchMark Timber Trust Inc 5,295 43
Clipper Realty Inc 1,756 16
Community Healthcare Trust Inc 2,351 87
DigitalBridge Group Inc
(e)
911,966 6,347
EastGroup Properties Inc 108,046 20,259
Gladstone Commercial Corp 1,545 33
Gladstone Land Corp 2,855 104
Indus Realty Trust Inc 678 48
Innovative Industrial Properties Inc 2,022 292
National Storage Affiliates Trust 12,438 704
Necessity Retail REIT Inc/The 1,054 8
NexPoint Residential Trust Inc 656 59
Outfront Media Inc 4,467 114
PennyMac Mortgage Investment Trust 2,961 45
Phillips Edison & Co Inc 2,159 73
PS Business Parks Inc 2,608 488
Ryman Hospitality Properties Inc
(e)
39,826 3,723
Safehold Inc 2,142 92
Saul Centers Inc 1,676 87
Tanger Factory Outlet Centers Inc 4,370 71
UMH Properties Inc 5,757 135
Universal Health Realty Income Trust 1,823 92
$ 33,001
Retail - 5 .71%
Abercrombie & Fitch Co
(e)
712 25
American Eagle Outfitters Inc 23,306 352
America's Car-Mart Inc/TX
(e)
784 63
Arko Corp 12,757 118
Asbury Automotive Group Inc
(e)
3,544 651
Aspen Aerogels Inc
(e)
3,397 73
Beacon Roofing Supply Inc
(e)
6,395 381
Bed Bath & Beyond Inc
(a),(e)
1,655 23
BJ's Restaurants Inc
(e)
124,352 3,455
BJ's Wholesale Club Holdings Inc
(e)
15,678 1,009
Bloomin' Brands Inc 13,563 298
BlueLinx Holdings Inc
(e)
1,420 95
Boot Barn Holdings Inc
(e)
4,476 403
Brinker International Inc
(e)
6,776 246
Buckle Inc/The 4,340 135
Caleres Inc 5,684 130
Casey's General Stores Inc 96,650 19,456
Cheesecake Factory Inc/The 7,051 260
Chico's FAS Inc
(e)
3,855 20
Children's Place Inc/The
(e)
2,101 97
Chuy's Holdings Inc
(e)
95,415 2,387
Citi Trends Inc
(e)
1,225 34
Cracker Barrel Old Country Store Inc 3,629 403
Dave & Buster's Entertainment Inc
(e)
3,070 140
Denny's Corp
(e)
7,268 93
Designer Brands Inc 9,277 128
Dine Brands Global Inc 2,512 180
Duluth Holdings Inc
(e)
1,815 22
First Watch Restaurant Group Inc
(a),(e)
145,670 1,894
FirstCash Holdings Inc 441 35
Five Below Inc
(e)
86,163 13,536

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Floor & Decor Holdings Inc
(e)
109,610 $ 8,738
Franchise Group Inc 595 22
Freshpet Inc
(e)
169,949 15,865
GrowGeneration Corp
(a),(e)
8,543 51
Guess? Inc 801 18
Haverty Furniture Cos Inc 1,083 27
Hibbett Inc 1,735 75
Jack in the Box Inc 90,374 7,479
JOANN Inc
(a)
1,735 18
Kirkland's Inc
(a),(e)
2,034 15
Kura Sushi USA Inc
(e)
683 34
Lithia Motors Inc 36,853 10,434
MarineMax Inc
(e)
1,683 69
MedAvail Holdings Inc
(e)
2,093 4
Murphy USA Inc 3,568 834
National Vision Holdings Inc
(e)
665,598 25,060
Noodles & Co
(e)
306,163 1,706
Nu Skin Enterprises Inc 3,417 146
ONE Group Hospitality Inc/The
(e)
3,151 29
Papa John's International Inc 5,063 461
Party City Holdco Inc
(e)
17,053 53
Patrick Industries Inc 3,473 216
Petco Health & Wellness Co Inc
(e)
211,085 4,066
PetMed Express Inc 2,698 59
Portillo's Inc
(a),(e)
58,996 1,229
PriceSmart Inc 253 20
Red Robin Gourmet Burgers Inc
(e)
2,386 31
Regis Corp
(a),(e)
7,450 10
Ruth's Hospitality Group Inc 5,087 107
Sally Beauty Holdings Inc
(e)
16,817 254
Shake Shack Inc
(e)
5,726 331
Shift Technologies Inc
(a),(e)
1,858 3
Shoe Carnival Inc 2,482 75
Signet Jewelers Ltd 6,301 442
Sportsman's Warehouse Holdings Inc
(e)
6,715 65
Sweetgreen Inc
(a),(e)
1,311 35
Texas Roadhouse Inc 10,718 882
Tilly's Inc 137,784 1,215
Wingstop Inc 93,785 8,606
Winmark Corp 190 39
$ 134,965
Savings & Loans - 0 .43%
Axos Financial Inc
(e)
841 32
Hingham Institution For Savings The 9 3
OceanFirst Financial Corp 79,744 1,494
Pacific Premier Bancorp Inc 275,522 8,640
Waterstone Financial Inc 196 3
$ 10,172
Semiconductors - 6 .36%
Allegro MicroSystems Inc
(e)
300,767 7,312
Alpha & Omega Semiconductor Ltd
(e)
2,695 116
Ambarella Inc
(e)
95,508 7,839
Amkor Technology Inc 3,255 61
Arteris Inc
(e)
527 6
Atomera Inc
(a),(e)
3,113 33
Axcelis Technologies Inc
(e)
5,040 274
CEVA Inc
(e)
3,470 126
CMC Materials Inc 94,729 16,948
Cohu Inc
(e)
6,416 170
Diodes Inc
(e)
41,516 3,032
EMCORE Corp
(e)
928 3
Entegris Inc 113,408 12,633
FormFactor Inc
(e)
133,212 5,077
Impinj Inc
(e)
2,894 143
Kulicke & Soffa Industries Inc 9,372 435
Lattice Semiconductor Corp
(e)
472,283 22,688
MACOM Technology Solutions Holdings Inc
(e)
408,064 20,790
MaxLinear Inc
(e)
10,863 520
Onto Innovation Inc
(e)
157,975 11,239
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Ouster Inc
(a),(e)
19,523 $ 65
Power Integrations Inc 72,180 5,774
Semtech Corp
(e)
184,574 11,000
Silicon Laboratories Inc
(e)
77,225 10,419
SiTime Corp
(e)
2,469 416
SkyWater Technology Inc
(a),(e)
259,424 1,588
SMART Global Holdings Inc
(e)
7,464 169
Synaptics Inc
(e)
75,569 11,217
Ultra Clean Holdings Inc
(e)
6,792 212
$ 150,305
Software - 9 .54%
1Life Healthcare Inc
(e)
17,621 124
8x8 Inc
(e)
17,379 159
ACI Worldwide Inc
(e)
18,065 499
Agilysys Inc
(e)
2,921 108
Alignment Healthcare Inc
(e)
451,162 4,336
Alkami Technology Inc
(e)
4,094 54
Altair Engineering Inc
(e)
7,076 384
American Software Inc/GA 3,780 65
Apollo Medical Holdings Inc
(e)
5,767 210
Appfolio Inc
(e)
2,915 303
Appian Corp
(e)
6,018 288
Asana Inc
(e)
10,288 276
Avaya Holdings Corp
(e)
12,738 118
Avid Technology Inc
(e)
5,576 177
AvidXchange Holdings Inc
(e)
3,281 27
Bandwidth Inc
(e)
3,560 79
Benefitfocus Inc
(e)
2,817 30
BigCommerce Holdings Inc
(e)
292,889 5,234
Blackbaud Inc
(e)
7,330 425
Blackline Inc
(e)
303,603 20,357
Bottomline Technologies DE Inc
(e)
1,200 68
Box Inc
(e)
20,916 640
Braze Inc
(e)
137,171 5,513
Brightcove Inc
(e)
6,274 44
BTRS Holdings Inc
(e)
14,555 98
Cardlytics Inc
(e)
4,949 169
Cerence Inc
(e)
6,012 177
CommVault Systems Inc
(e)
6,813 416
Consensus Cloud Solutions Inc
(e)
2,477 131
Convey Health Solutions Holdings Inc
(e)
1,306 7
CoreCard Corp
(a),(e)
1,102 25
CS Disco Inc
(e)
1,051 32
CSG Systems International Inc 2,294 141
Digimarc Corp
(a),(e)
1,961 51
Digital Turbine Inc
(e)
13,901 440
DigitalOcean Holdings Inc
(e)
178,153 7,024
Domo Inc
(e)
4,354 180
Donnelley Financial Solutions Inc
(e)
316 9
Dynatrace Inc
(e)
204,940 7,861
eGain Corp
(e)
1,553 16
Enfusion Inc
(a),(e)
325,204 4,153
EngageSmart Inc
(e)
1,875 39
Envestnet Inc
(e)
101,068 8,049
EverCommerce Inc
(e)
3,484 43
Evolent Health Inc
(e)
2,466 68
Forian Inc
(e)
2,999 10
GreenBox POS
(a),(e)
3,357 12
Health Catalyst Inc
(e)
409,782 6,819
HireRight Holdings Corp
(e)
245,706 4,248
IBEX Holdings Ltd
(e)
928 14
Inseego Corp
(e)
3,512 10
Instructure Holdings Inc
(e)
367 7
Intapp Inc
(e)
1,603 40
Jamf Holding Corp
(e)
74,040 2,280
JFrog Ltd
(e)
8,163 170
Kaltura Inc
(e)
5,151 8
LivePerson Inc
(e)
10,064 228
Manhattan Associates Inc
(e)
92,085 12,022

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
ManTech International Corp/VA 151,308 $ 12,156
MeridianLink Inc
(a),(e)
2,631 42
MicroStrategy Inc
(a),(e)
1,436 509
Model N Inc
(e)
211,036 5,453
Momentive Global Inc
(e)
20,259 320
Monday.com Ltd
(a),(e)
51,600 6,677
NantHealth Inc
(e)
2,547 2
ON24 Inc
(e)
2,742 35
Outbrain Inc
(e)
1,703 15
Outset Medical Inc
(e)
331,356 11,558
PagerDuty Inc
(e)
12,670 362
Phreesia Inc
(e)
219,181 5,015
Porch Group Inc
(e)
11,675 43
PowerSchool Holdings Inc
(e)
1,198 18
Privia Health Group Inc
(e)
6,412 141
Progress Software Corp 6,729 323
PROS Holdings Inc
(e)
269,496 7,527
Rackspace Technology Inc
(a),(e)
6,066 60
Sailpoint Technologies Holdings Inc
(e)
189,360 12,087
Sapiens International Corp NV 4,768 111
Schrodinger Inc/United States
(e)
6,933 171
Simulations Plus Inc 2,357 110
Smartsheet Inc
(e)
171,126 8,271
Society Pass Inc
(a),(e)
412 1
Sprout Social Inc
(e)
6,921 424
SPS Commerce Inc
(e)
5,523 661
Sumo Logic Inc
(e)
406,840 3,816
Tabula Rasa HealthCare Inc
(e)
3,663 12
Upland Software Inc
(e)
4,454 66
UserTesting Inc
(a),(e)
1,256 10
Veritone Inc
(e)
4,378 47
Verra Mobility Corp
(e)
23,303 327
Viant Technology Inc
(e)
2,121 12
Weave Communications Inc
(e)
605 3
Workiva Inc
(e)
217,641 21,005
Yext Inc
(e)
17,398 101
Ziff Davis Inc
(e)
6,653 588
Zuora Inc
(e)
715,078 8,702
Zynga Inc
(e)
2,939,886 24,313
$ 225,609
Telecommunications - 1 .20%
A10 Networks Inc 7,724 110
ADTRAN Inc 549 9
Anterix Inc
(e)
534 28
CalAmp Corp
(e)
5,477 30
Calix Inc
(e)
6,992 279
Cambium Networks Corp
(e)
1,664 25
Casa Systems Inc
(a),(e)
4,808 24
Clearfield Inc
(e)
1,754 102
Credo Technology Group Holding Ltd
(e)
121,562 1,342
DZS Inc
(e)
1,183 14
Extreme Networks Inc
(e)
19,446 187
Globalstar Inc
(e)
81,703 95
Gogo Inc
(a),(e)
663 12
Harmonic Inc
(e)
2,582 21
IDT Corp - Class B
(e)
1,666 44
Infinera Corp
(e)
1,208,955 9,296
InterDigital Inc 1,911 109
Iridium Communications Inc
(e)
13,655 488
Luna Innovations Inc
(e)
4,673 26
Ooma Inc
(e)
1,937 25
Plantronics Inc
(e)
2,711 108
Shenandoah Telecommunications Co 2,513 51
Switch Inc 323,630 9,664
Telesat Corp
(e)
1,150 13
Viavi Solutions Inc
(e)
377,765 5,417
Vonage Holdings Corp
(e)
38,857 776
$ 28,295
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .00%
Funko Inc
(e)
4,143 $ 68
Transportation - 0 .90%
CryoPort Inc
(e)
6,204 140
Daseke Inc
(e)
6,195 52
Dorian LPG Ltd 860 13
Forward Air Corp 60,265 5,844
Knight-Swift Transportation Holdings Inc 83,616 4,004
PAM Transportation Services Inc
(e)
202 6
Saia Inc
(e)
54,219 11,167
Universal Logistics Holdings Inc 932 19
Werner Enterprises Inc 1,090 43
Yellow Corp
(e)
481 2
$ 21,290
Trucking & Leasing - 0 .00%
Willis Lease Finance Corp
(e)
46 1
Water - 0 .19%
American States Water Co 2,933 231
Aris Water Solution Inc 245,899 4,166
Global Water Resources Inc 1,987 28
Middlesex Water Co 989 88
York Water Co/The 1,229 47
$ 4,560
TOTAL COMMON STOCKS $ 2,226,077
Total Investments $ 2,368,987
Other Assets and Liabilities -  (0.19)% (4,413)
TOTAL NET ASSETS - 100.00% $ 2,364,574
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $31,990 or 1.35% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,678 or 1.47% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27 .51%
Technology 19 .91%
Consumer, Cyclical 15 .68%
Industrial 13 .95%
Financial 8 .26%
Money Market Funds 5 .86%
Communications 4 .62%
Energy 2 .02%
Basic Materials 1 .88%
Utilities 0 .31%
Investment Companies 0 .19%
Other Assets and Liabilities
( 0 .19 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
April 30, 2022 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 156,078 $ 829,589 $ 857,025 $ 128,642
$ 156,078 $ 829,589 $ 857,025 $ 128,642
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2022 Long 123 $ 11,447 $ (649)
Total $ (649)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.64% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
iShares Core S&P Small-Cap ETF 14,744 $ 1,466
Money Market Funds - 1.52%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(a),(b)
1,321,080 1,321
Principal Government Money Market Fund -
Institutional Class 0.27%
(a),(c)
17,026,851 17,027
$ 18,348
TOTAL INVESTMENT COMPANIES $ 19,814
COMMON STOCKS - 98.89% Shares Held Value (000's)
Aerospace & Defense - 1.44%
AAR Corp
(d)
43,252 $ 2,032
Aerojet Rocketdyne Holdings Inc
(d)
97,122 3,883
AeroVironment Inc
(d)
29,936 2,405
Barnes Group Inc 60,423 2,029
Kaman Corp 36,130 1,409
Moog Inc 37,689 3,010
National Presto Industries Inc 6,576 468
Park Aerospace Corp 25,213 295
Triumph Group Inc
(d)
83,822 1,889
$ 17,420
Agriculture - 0.59%
Andersons Inc /The 39,474 1,983
Fresh Del Monte Produce Inc 43,176 1,125
Universal Corp/VA 31,924 1,847
Vector Group Ltd 169,769 2,159
$ 7,114
Airlines - 0.51%
Allegiant Travel Co
(d)
19,710 3,059
Hawaiian Holdings Inc
(d)
66,439 1,127
SkyWest Inc
(d)
65,358 1,905
$ 6,091
Apparel - 0.92%
Fossil Group Inc
(d)
61,561 608
Kontoor Brands Inc 61,717 2,452
Oxford Industries Inc 20,598 1,846
Steven Madden Ltd 99,255 4,075
Wolverine World Wide Inc 106,857 2,118
$ 11,099
Automobile Manufacturers - 0.08%
Wabash National Corp 63,508 909
Automobile Parts & Equipment - 1.35%
American Axle & Manufacturing Holdings Inc
(d)
147,970 979
Dorman Products Inc
(d)
36,923 3,645
Gentherm Inc
(d)
43,108 2,906
Meritor Inc
(d)
91,814 3,297
Methode Electronics Inc 48,349 2,157
Motorcar Parts of America Inc
(d)
24,915 379
Standard Motor Products Inc 24,829 1,060
Titan International Inc
(d)
66,359 920
XPEL Inc
(d)
21,494 930
$ 16,273
Banks - 9.52%
Allegiance Bancshares Inc 24,535 1,002
Ameris Bancorp 85,819 3,579
BancFirst Corp 24,531 2,005
Bancorp Inc /The
(d)
74,425 1,689
BankUnited Inc 111,110 4,171
Banner Corp 44,434 2,386
Central Pacific Financial Corp 35,953 869
City Holding Co 19,612 1,518
Columbia Banking System Inc 100,840 2,832
Community Bank System Inc 69,895 4,501
Customers Bancorp Inc
(d)
39,280 1,652
CVB Financial Corp 175,752 4,046
Dime Community Bancshares Inc 42,422 1,334
Eagle Bancorp Inc 41,445 2,087
FB Financial Corp 46,264 1,783
First BanCorp /Puerto Rico 261,826 3,563
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Bancorp/Southern Pines NC 44,835 $ 1,679
First Commonwealth Financial Corp 122,247 1,648
First Financial Bancorp 122,136 2,498
First Hawaiian Inc 165,406 3,905
Flagstar Bancorp Inc 69,012 2,436
Hanmi Financial Corp 39,447 913
Heritage Financial Corp/WA 45,543 1,103
Hilltop Holdings Inc 78,880 2,011
HomeStreet Inc 26,057 1,058
Hope Bancorp Inc 155,682 2,226
Independent Bank Corp 61,362 4,735
Independent Bank Group Inc 47,702 3,234
Lakeland Financial Corp 32,823 2,390
Meta Financial Group Inc 38,725 1,690
National Bank Holdings Corp 38,866 1,419
NBT Bancorp Inc 56,238 1,980
OFG Bancorp 64,393 1,712
Park National Corp 18,728 2,207
Preferred Bank/Los Angeles CA 17,520 1,176
Renasant Corp 72,332 2,155
S&T Bancorp Inc 51,050 1,443
Seacoast Banking Corp of Florida 75,897 2,467
ServisFirst Bancshares Inc 63,314 5,085
Simmons First National Corp 163,763 3,909
Southside Bancshares Inc 41,970 1,645
Tompkins Financial Corp 15,404 1,124
Triumph Bancorp Inc
(d)
30,681 2,130
TrustCo Bank Corp NY 24,933 777
Trustmark Corp 79,977 2,230
United Community Banks Inc /GA 135,948 4,097
Veritex Holdings Inc 64,050 2,104
Walker & Dunlop Inc 38,238 4,579
Westamerica BanCorp 34,853 2,054
$ 114,836
Beverages - 0.67%
Celsius Holdings Inc
(d)
49,555 2,577
Coca-Cola Consolidated Inc 6,021 2,658
MGP Ingredients Inc 16,242 1,484
National Beverage Corp 30,267 1,334
$ 8,053
Biotechnology - 1.79%
ANI Pharmaceuticals Inc
(d)
16,505 487
Arcus Biosciences Inc
(d)
59,110 1,431
Avid Bioservices Inc
(d)
79,887 1,075
Cara Therapeutics Inc
(d)
54,317 474
Emergent BioSolutions Inc
(d)
62,116 2,011
Innoviva Inc
(d)
81,137 1,384
iTeos Therapeutics Inc
(d)
26,084 696
Ligand Pharmaceuticals Inc
(d)
21,681 2,013
Myriad Genetics Inc
(d)
103,595 2,124
Nektar Therapeutics
(d)
239,423 989
NeoGenomics Inc
(d)
159,724 1,509
Organogenesis Holdings Inc
(d)
81,776 527
REGENXBIO Inc
(d)
48,826 1,356
Vericel Corp
(d)
60,733 1,731
Vir Biotechnology Inc
(d)
95,320 1,940
Xencor Inc
(d)
75,869 1,895
$ 21,642
Building Materials - 1.80%
AAON Inc 53,731 2,619
American Woodmark Corp
(d)
21,496 1,007
Apogee Enterprises Inc 32,257 1,419
Boise Cascade Co 51,023 3,856
Gibraltar Industries Inc
(d)
42,396 1,604
Griffon Corp 61,356 1,148
PGT Innovations Inc
(d)
77,355 1,375
SPX Corp
(d)
58,914 2,469
UFP Industries Inc 80,287 6,212
$ 21,709

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2.84%
AdvanSix Inc 36,495 $ 1,626
American Vanguard Corp 34,913 747
Balchem Corp 42,008 5,175
GCP Applied Technologies Inc
(d)
70,017 2,196
Hawkins Inc 24,381 909
HB Fuller Co 68,532 4,571
Innospec Inc 31,975 3,048
Koppers Holdings Inc 27,641 671
Quaker Chemical Corp 17,411 2,833
Rayonier Advanced Materials Inc
(d)
82,686 424
Rogers Corp
(d)
24,299 6,578
Stepan Co 27,627 2,821
Trinseo PLC 50,383 2,391
Unifi Inc
(d)
17,999 264
$ 34,254
Coal - 0.43%
CONSOL Energy Inc
(d)
41,153 1,957
SunCoke Energy Inc 107,795 897
Warrior Met Coal Inc 66,695 2,272
$ 5,126
Commercial Services - 4.20%
Aaron's Co Inc /The 40,842 838
ABM Industries Inc 87,330 4,215
Adtalem Global Education Inc
(d)
64,614 1,894
Alarm.com Holdings Inc
(d)
59,746 3,649
American Public Education Inc
(d)
24,270 472
AMN Healthcare Services Inc
(d)
61,329 5,995
Arlo Technologies Inc
(d)
109,360 846
CoreCivic Inc
(d)
156,044 1,940
CorVel Corp
(d)
12,184 1,890
Cross Country Healthcare Inc
(d)
45,852 859
Deluxe Corp 55,273 1,497
EVERTEC Inc 77,494 3,053
Forrester Research Inc
(d)
14,425 803
Green Dot Corp
(d)
70,940 1,879
Heidrick & Struggles International Inc 25,417 812
Kelly Services Inc 46,743 902
Korn Ferry 70,591 4,337
Medifast Inc 15,070 2,688
Monro Inc 43,519 1,990
Perdoceo Education Corp
(d)
90,948 1,017
PROG Holdings Inc
(d)
73,470 1,945
Rent-A-Center Inc /TX 78,461 1,892
Resources Connection Inc 39,666 682
Strategic Education Inc 29,361 1,897
TrueBlue Inc
(d)
46,030 1,177
Viad Corp
(d)
26,634 872
WW International Inc
(d)
69,037 676
$ 50,717
Computers - 1.65%
3D Systems Corp
(d)
165,701 1,879
Corsair Gaming Inc
(d)
42,837 648
Diebold Nixdorf Inc
(d)
94,533 388
ExlService Holdings Inc
(d)
43,204 5,882
Insight Enterprises Inc
(d)
45,258 4,497
NetScout Systems Inc
(d)
95,779 2,950
OneSpan Inc
(d)
44,589 630
TTEC Holdings Inc 23,774 1,755
Unisys Corp
(d)
87,116 1,238
$ 19,867
Consumer Products - 0.56%
Central Garden & Pet Co
(d)
12,647 554
Central Garden & Pet Co - A Shares
(d)
51,431 2,128
Quanex Building Products Corp 43,316 832
WD-40 Co 17,756 3,267
$ 6,781
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0.50%
Edgewell Personal Care Co 70,151 $ 2,676
elf Beauty Inc
(d)
62,207 1,513
Inter Parfums Inc 23,055 1,884
$ 6,073
Distribution & Wholesale - 0.97%
G-III Apparel Group Ltd
(d)
56,707 1,501
KAR Auction Services Inc
(d)
157,171 2,304
Resideo Technologies Inc
(d)
187,310 4,213
ScanSource Inc
(d)
33,213 1,137
Veritiv Corp
(d)
17,985 2,528
$ 11,683
Diversified Financial Services - 1.85%
B Riley Financial Inc 20,875 943
Blucora Inc
(d)
63,202 1,280
Brightsphere Investment Group Inc 45,435 910
Encore Capital Group Inc
(d)
32,173 1,860
Enova International Inc
(d)
44,295 1,657
EZCORP Inc
(d)
69,479 486
Greenhill & Co Inc 17,435 211
LendingTree Inc
(d)
14,878 1,182
Mr Cooper Group Inc
(d)
97,457 4,383
Piper Sandler Cos 18,292 2,103
PRA Group Inc
(d)
56,579 2,378
StoneX Group Inc
(d)
22,198 1,504
Virtus Investment Partners Inc 9,254 1,639
WisdomTree Investments Inc 141,184 823
World Acceptance Corp
(d)
5,350 1,010
$ 22,369
Electric - 0.40%
Avista Corp 91,806 3,725
Unitil Corp 20,730 1,057
$ 4,782
Electrical Components & Equipment - 0.35%
Encore Wire Corp 26,278 2,965
Insteel Industries Inc 25,186 1,068
Powell Industries Inc 11,750 227
$ 4,260
Electronics - 2.56%
Advanced Energy Industries Inc 48,868 3,739
Badger Meter Inc 37,945 3,062
Benchmark Electronics Inc 45,695 1,086
Brady Corp 62,649 2,803
Comtech Telecommunications Corp 34,179 465
CTS Corp 41,806 1,479
FARO Technologies Inc
(d)
23,616 810
Itron Inc
(d)
58,731 2,806
Knowles Corp
(d)
119,108 2,206
Mesa Laboratories Inc 6,804 1,453
OSI Systems Inc
(d)
21,330 1,687
Plexus Corp
(d)
36,450 2,958
Sanmina Corp
(d)
82,451 3,371
Schweitzer-Mauduit International Inc 40,811 1,027
TTM Technologies Inc
(d)
135,383 1,889
$ 30,841
Energy - Alternate Sources - 0.57%
FutureFuel Corp 33,497 318
Green Plains Inc
(d)
69,530 1,952
Renewable Energy Group Inc
(d)
65,216 3,982
REX American Resources Corp
(d)
6,759 572
$ 6,824
Engineering & Construction - 1.58%
Arcosa Inc 62,697 3,356
Comfort Systems USA Inc 46,755 3,947
Exponent Inc 67,605 6,477
Granite Construction Inc 59,451 1,763
MYR Group Inc
(d)
21,886 1,731
NV5 Global Inc
(d)
15,385 1,843
$ 19,117

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.39%
Cinemark Holdings Inc
(d)
138,118 $ 2,191
Golden Entertainment Inc
(d)
26,387 1,265
Monarch Casino & Resort Inc
(d)
17,015 1,194
$ 4,650
Environmental Control - 0.25%
Harsco Corp
(d)
102,751 1,050
US Ecology Inc
(d)
40,567 1,947
$ 2,997
Food - 2.32%
B&G Foods Inc
(e)
84,190 2,267
Calavo Growers Inc 22,933 831
Cal-Maine Foods Inc 48,581 2,610
Chefs' Warehouse Inc /The
(d)
42,265 1,547
Hostess Brands Inc
(d)
179,514 4,073
J & J Snack Foods Corp 19,338 2,895
John B Sanfilippo & Son Inc 11,581 899
Seneca Foods Corp - Class A
(d)
7,865 427
Simply Good Foods Co/The
(d)
109,744 4,571
SpartanNash Co 46,630 1,598
Tootsie Roll Industries Inc 23,125 810
TreeHouse Foods Inc
(d)
72,368 2,280
United Natural Foods Inc
(d)
75,352 3,235
$ 28,043
Food Service - 0.14%
Healthcare Services Group Inc 96,699 1,653
Forest Products & Paper - 0.41%
Clearwater Paper Corp
(d)
21,650 717
Glatfelter Corp 57,762 635
Mercer International Inc 52,259 836
Neenah Inc 21,742 770
Sylvamo Corp
(d)
45,774 2,044
$ 5,002
Gas - 0.81%
Chesapeake Utilities Corp 22,837 2,858
Northwest Natural Holding Co 39,866 1,907
South Jersey Industries Inc 145,877 4,988
$ 9,753
Hand & Machine Tools - 0.42%
Enerpac Tool Group Corp 78,252 1,571
Franklin Electric Co Inc 50,597 3,539
$ 5,110
Healthcare - Products - 3.61%
AngioDynamics Inc
(d)
50,227 1,057
Artivion Inc
(d)
51,022 1,035
Avanos Medical Inc
(d)
62,512 1,823
BioLife Solutions Inc
(d)
38,899 493
Cardiovascular Systems Inc
(d)
52,642 984
CONMED Corp 37,942 5,045
Cutera Inc
(d)
21,199 1,151
Glaukos Corp
(d)
60,830 2,877
Hanger Inc
(d)
47,706 784
Inogen Inc
(d)
26,532 671
Integer Holdings Corp
(d)
42,836 3,220
Lantheus Holdings Inc
(d)
87,815 5,832
LeMaitre Vascular Inc 24,931 1,077
Meridian Bioscience Inc
(d)
56,484 1,445
Merit Medical Systems Inc
(d)
65,919 4,088
Natus Medical Inc
(d)
44,305 1,474
Omnicell Inc
(d)
57,007 6,223
OraSure Technologies Inc
(d)
93,455 574
Orthofix Medical Inc
(d)
25,615 794
Surmodics Inc
(d)
18,129 701
Tactile Systems Technology Inc
(d)
25,717 434
Varex Imaging Corp
(d)
51,371 1,020
Zimvie Inc
(d)
27,088 610
Zynex Inc
(e)
29,373 187
$ 43,599
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1.87%
Addus HomeCare Corp
(d)
20,661 $ 1,741
Community Health Systems Inc
(d)
161,099 1,236
Ensign Group Inc /The 67,890 5,454
Fulgent Genetics Inc
(d)
25,155 1,380
Joint Corp/The
(d)
18,698 571
MEDNAX Inc
(d)
110,583 2,048
ModivCare Inc
(d)
15,983 1,662
Pennant Group Inc /The
(d)
35,096 575
RadNet Inc
(d)
60,477 1,179
Select Medical Holdings Corp 137,479 3,108
Tivity Health Inc
(d)
57,442 1,846
US Physical Therapy Inc 16,745 1,738
$ 22,538
Home Builders - 1.95%
Cavco Industries Inc
(d)
11,054 2,611
Century Communities Inc 38,546 2,032
Installed Building Products Inc 30,446 2,450
LCI Industries 32,787 3,191
LGI Homes Inc
(d)
27,711 2,597
M/I Homes Inc
(d)
37,752 1,672
MDC Holdings Inc 73,342 2,707
Meritage Homes Corp
(d)
48,404 3,996
Winnebago Industries Inc 43,259 2,300
$ 23,556
Home Furnishings - 0.66%
Ethan Allen Interiors Inc 28,556 678
iRobot Corp
(d)
34,973 1,771
Sleep Number Corp
(d)
29,380 1,192
Sonos Inc
(d)
165,548 3,778
Universal Electronics Inc
(d)
16,998 501
$ 7,920
Housewares - 0.09%
Tupperware Brands Corp
(d)
63,412 1,115
Insurance - 2.71%
Ambac Financial Group Inc
(d)
60,069 464
American Equity Investment Life Holding Co 106,909 4,033
AMERISAFE Inc 25,120 1,164
Assured Guaranty Ltd 90,558 4,994
eHealth Inc
(d)
30,810 248
Employers Holdings Inc 36,278 1,427
Genworth Financial Inc
(d)
658,240 2,442
HCI Group Inc 10,373 665
Horace Mann Educators Corp 53,699 2,140
James River Group Holdings Ltd 48,378 1,147
NMI Holdings Inc
(d)
111,238 2,045
Palomar Holdings Inc
(d)
31,323 1,705
ProAssurance Corp 70,033 1,721
Safety Insurance Group Inc 18,465 1,589
Selectquote Inc
(d)
161,652 333
SiriusPoint Ltd
(d)
111,559 701
Stewart Information Services Corp 34,886 1,800
Trupanion Inc
(d)
44,514 2,832
United Fire Group Inc 28,023 821
Universal Insurance Holdings Inc 36,391 457
$ 32,728
Internet - 1.44%
Cars.com Inc
(d)
84,266 937
Cogent Communications Holdings Inc 55,043 3,220
ePlus Inc
(d)
34,881 1,970
HealthStream Inc
(d)
32,757 625
Liquidity Services Inc
(d)
34,602 499
OptimizeRx Corp
(d)
23,053 648
Perficient Inc
(d)
42,731 4,248
QuinStreet Inc
(d)
65,108 619
Shutterstock Inc 30,186 2,286
TechTarget Inc
(d)
34,598 2,329
$ 17,381

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0.57%
Allegheny Technologies Inc
(d)
165,077 $ 4,487
Carpenter Technology Corp 62,618 2,391
$ 6,878
Leisure Products & Services - 0.21%
Vista Outdoor Inc
(d)
72,985 2,571
Lodging - 0.04%
Marcus Corp/The
(d)
28,359 446
Machinery - Construction & Mining - 0.10%
Astec Industries Inc 29,532 1,155
Machinery - Diversified - 1.30%
Alamo Group Inc 12,839 1,623
Albany International Corp 42,006 3,286
Applied Industrial Technologies Inc 49,889 5,223
CIRCOR International Inc
(d)
26,280 516
DXP Enterprises Inc /TX
(d)
22,378 529
Ichor Holdings Ltd
(d)
36,856 1,073
Lindsay Corp 14,232 1,923
Tennant Co 24,047 1,553
$ 15,726
Media - 0.43%
AMC Networks Inc
(d)
37,919 1,237
EW Scripps Co/The
(d)
74,179 1,221
Gannett Co Inc
(d)
184,640 741
Scholastic Corp 39,332 1,449
Thryv Holdings Inc
(d)
22,032 569
$ 5,217
Metal Fabrication & Hardware - 0 .86%
AZZ Inc 32,033 1,462
Mueller Industries Inc 74,422 4,030
Olympic Steel Inc 12,071 414
Proto Labs Inc
(d)
35,793 1,525
Standex International Corp 15,873 1,493
TimkenSteel Corp
(d)
53,352 1,103
Tredegar Corp 33,268 381
$ 10,408
Mining - 1.13%
Arconic Corp
(d)
138,144 3,476
Century Aluminum Co
(d)
65,477 1,105
Compass Minerals International Inc 44,192 2,613
Kaiser Aluminum Corp 20,579 1,986
Livent Corp
(d)
209,609 4,477
$ 13,657
Miscellaneous Manufacturers - 2.17%
EnPro Industries Inc 26,731 2,492
ESCO Technologies Inc 33,721 2,106
Fabrinet
(d)
47,994 4,712
Federal Signal Corp 79,229 2,696
Haynes International Inc 16,158 631
Hillenbrand Inc 94,461 3,856
John Bean Technologies Corp 41,213 4,859
Materion Corp 26,516 2,258
Myers Industries Inc 47,013 1,031
Sturm Ruger & Co Inc 22,829 1,556
$ 26,197
Office & Business Equipment - 0.09%
Pitney Bowes Inc 214,702 1,131
Office Furnishings - 0.25%
HNI Corp 56,509 2,014
Interface Inc 76,612 972
$ 2,986
Oil & Gas - 3.74%
Callon Petroleum Co
(d)
61,296 3,143
Civitas Resources Inc 93,501 5,481
Helmerich & Payne Inc 136,870 6,300
Laredo Petroleum Inc
(d)
18,603 1,325
Nabors Industries Ltd
(d)
10,050 1,554
Par Pacific Holdings Inc
(d)
59,345 870
Patterson-UTI Energy Inc 279,061 4,588
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
PBF Energy Inc
(d)
123,235 $ 3,581
Ranger Oil Corp
(d)
27,358 871
SM Energy Co 157,586 5,599
Southwestern Energy Co
(d)
1,445,585 10,842
Talos Energy Inc
(d)
53,112 965
$ 45,119
Oil & Gas Services - 1.19%
Archrock Inc 173,867 1,514
Bristow Group Inc
(d)
30,067 897
Core Laboratories NV 60,035 1,561
DMC Global Inc
(d)
25,005 500
Dril -Quip Inc
(d)
45,906 1,326
Helix Energy Solutions Group Inc
(d)
184,001 756
NOW Inc
(d)
143,426 1,563
Oceaneering International Inc
(d)
129,468 1,467
Oil States International Inc
(d)
79,623 538
ProPetro Holding Corp
(d)
109,964 1,555
RPC Inc
(d)
91,191 943
US Silica Holdings Inc
(d)
96,741 1,797
$ 14,417
Packaging & Containers - 0.33%
Matthews International Corp 40,930 1,220
O-I Glass Inc
(d)
201,886 2,722
$ 3,942
Pharmaceuticals - 3.04%
Amphastar Pharmaceuticals Inc
(d)
47,796 1,695
Anika Therapeutics Inc
(d)
18,728 403
Coherus Biosciences Inc
(d)
82,678 747
Collegium Pharmaceutical Inc
(d)
44,845 722
Corcept Therapeutics Inc
(d)
123,682 2,660
Covetrus Inc
(d)
134,058 1,850
Cytokinetics Inc
(d)
108,821 4,339
Eagle Pharmaceuticals Inc /DE
(d)
14,743 651
Embecta Corp
(d)
74,071 2,254
Enanta Pharmaceuticals Inc
(d)
23,676 1,525
Endo International PLC
(d)
303,136 606
Harmony Biosciences Holdings Inc
(d)
29,584 1,333
Heska Corp
(d)
13,896 1,526
Owens & Minor Inc 97,889 3,474
Pacira BioSciences Inc
(d)
57,787 4,309
Phibro Animal Health Corp 26,385 475
Prestige Consumer Healthcare Inc
(d)
65,123 3,560
Supernus Pharmaceuticals Inc
(d)
68,992 1,925
uniQure NV
(d)
46,764 699
USANA Health Sciences Inc
(d)
15,149 1,161
Vanda Pharmaceuticals Inc
(d)
72,275 717
$ 36,631
Real Estate - 0.54%
Douglas Elliman Inc 85,702 519
Marcus & Millichap Inc 32,421 1,452
RE/MAX Holdings Inc 24,509 575
Realogy Holdings Corp
(d)
151,248 1,658
St Joe Co/The 42,778 2,276
$ 6,480
REITs - 9.45%
Acadia Realty Trust 114,750 2,401
Agree Realty Corp 92,476 6,281
Alexander & Baldwin Inc 94,092 1,995
American Assets Trust Inc 68,309 2,500
Apollo Commercial Real Estate Finance Inc 171,380 2,063
Armada Hoffler Properties Inc 87,337 1,183
ARMOUR Residential REIT Inc 116,352 854
Brandywine Realty Trust 221,999 2,591
CareTrust REIT Inc 125,879 2,040
Centerspace 19,460 1,795
Chatham Lodging Trust
(d)
63,266 908
Community Healthcare Trust Inc 30,465 1,122
DiamondRock Hospitality Co
(d)
273,233 2,902
Diversified Healthcare Trust 310,044 698

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Easterly Government Properties Inc 111,746 $ 2,129
Ellington Financial Inc 70,776 1,146
Essential Properties Realty Trust Inc 157,716 3,785
Four Corners Property Trust Inc 100,350 2,756
Franklin BSP Realty Trust Inc 57,018 756
Franklin Street Properties Corp 123,332 636
GEO Group Inc /The
(d)
158,963 1,038
Getty Realty Corp 51,176 1,377
Global Net Lease Inc 134,404 1,886
Granite Point Mortgage Trust Inc 69,780 679
Hersha Hospitality Trust
(d)
42,847 419
Independence Realty Trust Inc 286,281 7,804
Industrial Logistics Properties Trust 84,850 1,371
Innovative Industrial Properties Inc 35,280 5,101
Invesco Mortgage Capital Inc 404,416 704
iStar Inc 90,131 1,518
KKR Real Estate Finance Trust Inc 58,118 1,104
LTC Properties Inc 51,080 1,686
LXP Industrial Trust 366,893 4,604
New York Mortgage Trust Inc 492,040 1,584
NexPoint Residential Trust Inc 29,484 2,629
Office Properties Income Trust 62,823 1,358
Orion Office REIT Inc 73,459 986
PennyMac Mortgage Investment Trust 123,108 1,888
Ready Capital Corp 87,211 1,271
Redwood Trust Inc 148,766 1,443
Retail Opportunity Investments Corp 157,521 2,935
RPT Realty 109,349 1,453
Safehold Inc 18,344 790
Saul Centers Inc 16,911 873
Service Properties Trust 214,171 1,739
SITE Centers Corp 232,909 3,703
Summit Hotel Properties Inc
(d)
138,097 1,363
Tanger Factory Outlet Centers Inc 134,898 2,176
Two Harbors Investment Corp 446,142 2,146
Uniti Group Inc 306,251 3,794
Universal Health Realty Income Trust 16,631 835
Urban Edge Properties 142,844 2,670
Urstadt Biddle Properties Inc 39,128 679
Veris Residential Inc
(d)
103,826 1,662
Washington Real Estate Investment Trust 109,798 2,645
Whitestone REIT 59,891 728
Xenia Hotels & Resorts Inc
(d)
148,162 2,858
$ 114,040
Retail - 6.45%
Abercrombie & Fitch Co
(d)
73,289 2,534
Academy Sports & Outdoors Inc 113,706 4,248
America's Car-Mart Inc /TX
(d)
7,852 635
Asbury Automotive Group Inc
(d)
30,014 5,514
Bed Bath & Beyond Inc
(d),(e)
124,978 1,701
Big Lots Inc 39,619 1,224
BJ's Restaurants Inc
(d)
30,232 840
Bloomin ' Brands Inc 105,361 2,317
Boot Barn Holdings Inc
(d)
38,490 3,466
Brinker International Inc
(d)
57,857 2,102
Buckle Inc /The 38,103 1,184
Caleres Inc 49,413 1,133
Cato Corp/The 24,707 335
Cheesecake Factory Inc /The 62,940 2,323
Chico's FAS Inc
(d)
158,972 843
Children's Place Inc /The
(d)
17,700 820
Chuy's Holdings Inc
(d)
25,688 642
Conn's Inc
(d)
24,889 390
Dave & Buster's Entertainment Inc
(d)
50,253 2,287
Designer Brands Inc 80,020 1,106
Dine Brands Global Inc 22,336 1,601
El Pollo Loco Holdings Inc
(d)
25,138 268
Genesco Inc
(d)
17,813 1,105
GMS Inc
(d)
55,857 2,678
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Group 1 Automotive Inc 22,314 $ 3,886
Guess? Inc
(e)
50,575 1,136
Haverty Furniture Cos Inc 19,303 479
Hibbett Inc 16,694 721
Jack in the Box Inc 27,376 2,266
La-Z-Boy Inc 56,959 1,497
LL Flooring Holdings Inc
(d)
37,736 521
MarineMax Inc
(d)
28,434 1,164
Movado Group Inc 21,246 764
ODP Corp/The
(d)
59,546 2,562
Patrick Industries Inc 29,155 1,815
PC Connection Inc 14,281 707
PetMed Express Inc
(e)
27,216 596
PriceSmart Inc 31,229 2,481
Red Robin Gourmet Burgers Inc
(d)
20,389 269
Ruth's Hospitality Group Inc 41,168 863
Sally Beauty Holdings Inc
(d)
142,800 2,159
Shake Shack Inc
(d)
50,776 2,936
Shoe Carnival Inc 22,654 684
Signet Jewelers Ltd 68,268 4,792
Sonic Automotive Inc 26,919 1,145
Vera Bradley Inc
(d)
32,819 202
World Fuel Services Corp 81,950 1,985
Zumiez Inc
(d)
25,338 928
$ 77,854
Savings & Loans - 1.72%
Axos Financial Inc
(d)
69,472 2,632
Banc of California Inc 70,187 1,266
Berkshire Hills Bancorp Inc 63,135 1,562
Brookline Bancorp Inc 100,689 1,456
Capitol Federal Financial Inc 167,515 1,613
Northfield Bancorp Inc 56,244 736
Northwest Bancshares Inc 164,252 2,083
Pacific Premier Bancorp Inc 122,451 3,840
Provident Financial Services Inc 99,050 2,192
WSFS Financial Corp 84,946 3,404
$ 20,784
Semiconductors - 2.93%
Axcelis Technologies Inc
(d)
43,215 2,353
CEVA Inc
(d)
29,803 1,083
Cohu Inc
(d)
63,162 1,677
Diodes Inc
(d)
58,402 4,265
FormFactor Inc
(d)
101,458 3,866
Kulicke & Soffa Industries Inc 80,820 3,751
MaxLinear Inc
(d)
91,644 4,387
Onto Innovation Inc
(d)
63,928 4,548
Photronics Inc
(d)
79,961 1,199
Rambus Inc
(d)
141,877 3,534
SMART Global Holdings Inc
(d)
60,861 1,379
Ultra Clean Holdings Inc
(d)
58,249 1,816
Veeco Instruments Inc
(d)
65,519 1,502
$ 35,360
Software - 3.13%
8x8 Inc
(d)
153,507 1,408
Agilysys Inc
(d)
25,327 932
Allscripts Healthcare Solutions Inc
(d)
159,011 3,285
Apollo Medical Holdings Inc
(d)
49,002 1,788
Bottomline Technologies DE Inc
(d)
50,175 2,841
Cerence Inc
(d)
50,809 1,499
Computer Programs and Systems Inc
(d)
19,002 607
Consensus Cloud Solutions Inc
(d)
20,655 1,089
CSG Systems International Inc 42,156 2,591
Digi International Inc
(d)
45,396 859
Donnelley Financial Solutions Inc
(d)
37,838 1,108
Ebix Inc 30,910 921
LivePerson Inc
(d)
87,518 1,980
Loyalty Ventures Inc
(d)
25,835 330
ManTech International Corp/VA 35,756 2,873
NextGen Healthcare Inc
(d)
72,865 1,373

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
PDF Solutions Inc
(d)
38,758 $ 901
Progress Software Corp 57,314 2,750
Simulations Plus Inc 20,415 953
SPS Commerce Inc
(d)
46,656 5,581
Xperi Holding Corp 135,605 2,115
$ 37,784
Telecommunications - 2.29%
A10 Networks Inc 77,395 1,105
ADTRAN Inc 63,694 1,108
ATN International Inc 14,164 559
CalAmp Corp
(d)
46,577 255
Consolidated Communications Holdings Inc
(d)
93,065 554
Extreme Networks Inc
(d)
167,626 1,609
Gogo Inc
(d),(e)
86,898 1,600
Harmonic Inc
(d)
133,565 1,109
InterDigital Inc 39,799 2,263
NETGEAR Inc
(d)
37,966 824
Plantronics Inc
(d)
55,497 2,212
Shenandoah Telecommunications Co 64,820 1,309
Telephone and Data Systems Inc 128,161 2,348
Viavi Solutions Inc
(d)
298,390 4,279
Vonage Holdings Corp
(d)
327,530 6,537
$ 27,671
Textiles - 0.28%
UniFirst Corp/MA 19,730 3,399
Transportation - 1.53%
ArcBest Corp 32,259 2,328
Atlas Air Worldwide Holdings Inc
(d)
35,021 2,414
Dorian LPG Ltd 35,930 529
Forward Air Corp 34,973 3,391
Heartland Express Inc 60,408 834
Hub Group Inc
(d)
43,989 2,954
Marten Transport Ltd 77,558 1,348
Matson Inc 54,528 4,691
$ 18,489
Trucking & Leasing - 0.15%
Greenbrier Cos Inc /The 42,222 1,803
Water - 0.77%
American States Water Co 47,916 3,769
California Water Service Group 68,247 3,540
Middlesex Water Co 22,699 2,019
$ 9,328
TOTAL COMMON STOCKS $ 1,193,358
Total Investments $ 1,213,172
Other Assets and Liabilities -  (0.53)% (6,453)
TOTAL NET ASSETS - 100.00% $ 1,206,719
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,231 or
0.43% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,874 or 0.40% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25.79%
Consumer, Non-cyclical 19.15%
Industrial 14.84%
Consumer, Cyclical 14.29%
Technology 7.80%
Energy 5.93%
Basic Materials 4.95%
Communications 4.16%
Utilities 1.98%
Money Market Funds 1.52%
Investment Companies 0.12%
Other Assets and Liabilities
(0.53)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 13,373 $ 218,777 $ 215,123 $ 17,027
$ 13,373 $ 218,777 $ 215,123 $ 17,027
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini ; June 2022 Long 153 $ 14,239 $ (950)
Total $ (950)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.54% Shares Held Value (000's)
Exchange-Traded Funds - 0.15%
iShares Russell 2000 Value ETF
(a)
11,400 $ 1,697
Money Market Funds - 4.39%
BlackRock Liquidity FedFund - Institutional
Class 0.32%
(b),(c)
2,172,390 2,172
Principal Government Money Market Fund -
Institutional Class 0.27%
(b),(c),(d)
48,120,974 48,121
$ 50,293
TOTAL INVESTMENT COMPANIES $ 51,990
COMMON STOCKS - 96.20% Shares Held Value (000's)
Advertising - 0.16%
Advantage Solutions Inc
(e)
4,385 $ 22
Boston Omaha Corp
(e)
1,161 24
Clear Channel Outdoor Holdings Inc
(e)
19,024 47
Entravision Communications Corp 144,669 748
Fluent Inc
(e)
2,489 3
National CineMedia Inc 3,315 7
Stagwell Inc
(e)
147,531 1,001
$ 1,852
Aerospace & Defense - 0.66%
AAR Corp
(e)
48,652 2,286
Aerojet Rocketdyne Holdings Inc
(e)
889 36
AerSale Corp
(e)
901 13
Astronics Corp
(e)
1,401 14
Barnes Group Inc 29,095 976
Ducommun Inc
(e)
632 32
Kaman Corp 1,584 62
Kratos Defense & Security Solutions Inc
(e)
5,412 82
Moog Inc 27,548 2,201
National Presto Industries Inc 25,648 1,824
Park Aerospace Corp 1,135 13
Triumph Group Inc
(e)
3,655 82
$ 7,621
Agriculture - 0.03%
Andersons Inc/The 1,065 54
Cadiz Inc
(e)
1,133 2
Fresh Del Monte Produce Inc 1,926 50
Limoneira Co 693 8
Tejon Ranch Co
(e)
1,196 22
Universal Corp/VA 1,380 80
Vector Group Ltd 7,086 90
$ 306
Airlines - 0.17%
Hawaiian Holdings Inc
(e)
2,902 49
Mesa Air Group Inc
(e)
146,850 500
SkyWest Inc
(e)
2,859 83
Spirit Airlines Inc
(e)
55,397 1,308
$ 1,940
Apparel - 0.69%
Capri Holdings Ltd
(e)
96,515 4,604
Fossil Group Inc
(e)
60,953 602
Lakeland Industries Inc
(e)
56,500 914
Oxford Industries Inc 851 76
Rocky Brands Inc 14,978 577
Superior Group of Cos Inc 522 8
Torrid Holdings Inc
(a),(e)
777 5
Urban Outfitters Inc
(e)
45,083 1,073
$ 7,859
Automobile Manufacturers - 0.17%
Blue Bird Corp
(e)
495 8
Canoo Inc
(a),(e)
3,326 16
Fisker Inc
(a),(e)
797 8
Hyliion Holdings Corp
(e)
5,438 18
Lordstown Motors Corp
(a),(e)
7,978 17
REV Group Inc 1,705 20
Wabash National Corp 131,077 1,876
Workhorse Group Inc
(a),(e)
7,961 24
XL Fleet Corp
(e)
5,929 8
$ 1,995
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0.90%
Adient PLC
(e)
63,095 $ 2,154
Aeva Technologies Inc
(e)
6,037 20
Allison Transmission Holdings Inc 58,500 2,190
American Axle & Manufacturing Holdings Inc
(e)
3,308 22
Commercial Vehicle Group Inc
(e)
1,161 8
Cooper-Standard Holdings Inc
(e)
953 4
Dana Inc 3,865 57
Goodyear Tire & Rubber Co/The
(e)
15,798 211
Meritor Inc
(e)
53,763 1,931
Methode Electronics Inc 48,607 2,168
Miller Industries Inc/TN 32,402 869
Motorcar Parts of America Inc
(e)
1,093 17
Romeo Power Inc
(a),(e)
1,513 2
Standard Motor Products Inc 14,788 631
Tenneco Inc
(e)
364 6
Titan International Inc
(e)
2,481 34
$ 10,324
Banks - 12.86%
1st Source Corp 32,005 1,385
Alerus Financial Corp 845 22
Allegiance Bancshares Inc 1,092 45
Amalgamated Financial Corp 37,882 667
American National Bankshares Inc 597 21
Ameris Bancorp 3,786 158
Arrow Financial Corp 803 25
Associated Banc-Corp 109,498 2,185
Atlantic Union Bankshares Corp 4,313 146
BancFirst Corp 985 81
Bancorp Inc/The
(e)
3,003 68
Bank First Corp 375 27
Bank of Marin Bancorp 26,380 825
Bank of NT Butterfield & Son Ltd/The 2,881 92
BankUnited Inc 62,171 2,334
Banner Corp 27,449 1,474
Bar Harbor Bankshares 845 22
BCB Bancorp Inc 28,800 543
Blue Foundry Bancorp
(e)
93,111 1,175
Blue Ridge Bankshares Inc 1,008 15
Bridgewater Bancshares Inc
(e)
34,355 550
Business First Bancshares Inc 1,089 24
Byline Bancorp Inc 1,428 34
Cadence Bank 326,635 8,179
Cambridge Bancorp 397 32
Camden National Corp 27,227 1,219
Capital Bancorp Inc 473 11
Capital City Bank Group Inc 756 19
Capstar Financial Holdings Inc 1,191 24
Carter Bankshares Inc
(e)
41,210 674
Cathay General Bancorp 49,281 1,975
CBTX Inc 1,071 31
Central Pacific Financial Corp 57,478 1,390
Central Valley Community Bancorp 41,500 801
Citizens & Northern Corp 902 21
City Holding Co 852 66
Civista Bancshares Inc 28,850 601
CNB Financial Corp/PA 36,834 915
Coastal Financial Corp/WA
(e)
182 7
Columbia Banking System Inc 59,374 1,668
Community Bank System Inc 3,060 197
Community Financial Corp/The 16,200 663
Community Trust Bancorp Inc 29,020 1,156
ConnectOne Bancorp Inc 2,140 60
CrossFirst Bankshares Inc
(e)
43,752 560
Customers Bancorp Inc
(e)
1,592 67
CVB Financial Corp 74,798 1,722
Dime Community Bancshares Inc 1,917 60
Eagle Bancorp Inc 40,115 2,019
Eastern Bankshares Inc 49,406 947
Enterprise Bancorp Inc/MA 537 18

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Enterprise Financial Services Corp 15,574 $ 688
Equity Bancshares Inc 786 24
Farmers National Banc Corp 1,781 27
FB Financial Corp 44,130 1,701
Fidelity D&D Bancorp Inc 230 9
Financial Institutions Inc 29,921 833
First Bancorp Inc/The 599 17
First BanCorp/Puerto Rico 176,722 2,405
First Bancorp/Southern Pines NC 1,974 74
First Bancshares Inc/The 1,161 37
First Bank/Hamilton NJ 892 13
First Busey Corp 92,871 2,087
First Business Financial Services Inc 20,349 706
First Commonwealth Financial Corp 5,381 73
First Community Bankshares Inc 949 25
First Financial Bancorp 75,781 1,549
First Financial Bankshares Inc 519 21
First Financial Corp/IN 33,349 1,421
First Foundation Inc 2,848 63
First Hawaiian Inc 64,007 1,511
First Internet Bancorp 24,747 952
First Interstate BancSystem Inc 44,078 1,433
First Merchants Corp 23,340 915
First Mid Bancshares Inc 22,568 813
First of Long Island Corp/The 61,403 1,030
Five Star Bancorp 440 11
Flagstar Bancorp Inc 2,967 105
FNB Corp/PA 162,400 1,871
Fulton Financial Corp 99,050 1,502
German American Bancorp Inc 1,418 50
Glacier Bancorp Inc 5,535 253
Great Southern Bancorp Inc 20,787 1,179
Guaranty Bancshares Inc/TX 462 16
Hancock Whitney Corp 34,226 1,600
Hanmi Financial Corp 87,262 2,020
HarborOne Bancorp Inc 2,733 37
HBT Financial Inc 586 10
Heartland Financial USA Inc 39,613 1,734
Heritage Commerce Corp 3,374 38
Heritage Financial Corp/WA 42,279 1,024
Hilltop Holdings Inc 82,851 2,112
Home BancShares Inc/AR 8,716 188
HomeStreet Inc 38,258 1,553
Hope Bancorp Inc 174,464 2,495
Horizon Bancorp Inc/IN 88,275 1,543
Independent Bank Corp 10,018 773
Independent Bank Corp/MI 68,964 1,361
Independent Bank Group Inc 2,121 144
International Bancshares Corp 39,850 1,586
Investar Holding Corp 27,800 548
Kearny Financial Corp/MD 2,635 31
Lakeland Bancorp Inc 111,305 1,673
Lakeland Financial Corp 1,308 95
Luther Burbank Corp 57,832 767
Macatawa Bank Corp 72,486 634
Mercantile Bank Corp 38,174 1,198
Merchants Bancorp/IN 857 20
Meta Financial Group Inc 1,189 52
Metrocity Bankshares Inc 832 17
Metropolitan Bank Holding Corp
(e)
9,784 872
Mid Penn Bancorp Inc 814 21
Midland States Bancorp Inc 47,274 1,246
MidWestOne Financial Group Inc 23,522 703
MVB Financial Corp 581 23
National Bank Holdings Corp 8,142 298
National Bankshares Inc 13,500 464
NBT Bancorp Inc 2,422 85
Nicolet Bankshares Inc
(e)
26,792 2,180
Northeast Bank 13,700 513
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Northeast Community Bancorp Inc 55,700 $ 625
Northrim BanCorp Inc 16,520 662
OFG Bancorp 2,802 74
Old National Bancorp/IN 503,641 7,635
Old Second Bancorp Inc 1,591 22
Origin Bancorp Inc 1,053 40
Orrstown Financial Services Inc 25,246 596
PacWest Bancorp 195,180 6,420
Park National Corp 826 97
PCB Bancorp 43,300 924
PCSB Financial Corp 711 13
Peapack-Gladstone Financial Corp 37,060 1,148
Peoples Bancorp Inc/OH 15,453 424
Peoples Financial Services Corp 405 20
Pioneer Bancorp Inc/NY
(e)
711 7
Preferred Bank/Los Angeles CA 20,671 1,388
Premier Financial Corp 63,053 1,673
Primis Financial Corp 49,186 671
Provident Bancorp Inc 879 14
QCR Holdings Inc 946 51
RBB Bancorp 37,968 812
Red River Bancshares Inc 265 14
Renasant Corp 52,824 1,574
Republic Bancorp Inc/KY 25,242 1,053
Republic First Bancorp Inc
(e)
2,544 11
S&T Bancorp Inc 61,634 1,742
Sandy Spring Bancorp Inc 2,520 99
Seacoast Banking Corp of Florida 3,120 101
ServisFirst Bancshares Inc 475 38
Sierra Bancorp 37,590 818
Simmons First National Corp 25,110 600
SmartFinancial Inc 791 19
South Plains Financial Inc 8,122 196
Southern First Bancshares Inc
(e)
291 13
Southside Bancshares Inc 1,788 70
SouthState Corp 65,370 5,062
Stock Yards Bancorp Inc 1,131 59
Summit Financial Group Inc 632 17
Texas Capital Bancshares Inc
(e)
43,513 2,235
Third Coast Bancshares Inc
(e)
205 5
Tompkins Financial Corp 811 59
Towne Bank/Portsmouth VA 42,622 1,175
TriCo Bancshares 13,141 493
TriState Capital Holdings Inc
(e)
1,651 50
Triumph Bancorp Inc
(e)
96 7
TrustCo Bank Corp NY 47,030 1,465
Trustmark Corp 69,397 1,934
UMB Financial Corp 2,493 225
United Bankshares Inc/WV 141,024 4,691
United Community Banks Inc/GA 149,504 4,506
Univest Financial Corp 36,585 922
Valley National Bancorp 22,805 273
Veritex Holdings Inc 2,345 77
Walker & Dunlop Inc 1,501 180
Washington Trust Bancorp Inc 13,381 628
Webster Financial Corp 28,000 1,400
WesBanco Inc 3,442 111
West BanCorp Inc 767 19
Westamerica BanCorp 1,495 88
William Penn Bancorp
(a)
50,200 612
Wintrust Financial Corp 16,000 1,397
$ 147,446
Beverages - 0.01%
Duckhorn Portfolio Inc/The
(e)
676 13
MGP Ingredients Inc 131 12
NewAge Inc
(e)
4,870 2
Primo Water Corp 8,952 131
Vita Coco Co Inc/The
(a),(e)
274 3

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
Zevia PBC
(a),(e)
243 $ 1
$ 162
Biotechnology - 0.95%
2seventy bio Inc
(e)
1,290 17
4D Molecular Therapeutics Inc
(e)
1,428 17
89bio Inc
(e)
555 1
Absci Corp
(a),(e)
1,321 8
Achillion Pharamceuticals Inc
(e),(f)
8,433 4
Acumen Pharmaceuticals Inc
(e)
671 3
Adagio Therapeutics Inc
(a),(e)
1,399 4
Adicet Bio Inc
(e)
1,464 22
Adverum Biotechnologies Inc
(e)
4,956 5
Aerovate Therapeutics Inc
(a),(e)
309 4
Akero Therapeutics Inc
(e)
420 4
Akouos Inc
(e)
1,522 4
Albireo Pharma Inc
(e)
196 6
Allogene Therapeutics Inc
(e)
2,329 19
Alpha Teknova Inc
(e)
161 2
Altimmune Inc
(a),(e)
2,273 10
AnaptysBio Inc
(e)
34,602 809
ANI Pharmaceuticals Inc
(e)
622 18
Annexon Inc
(e)
1,788 5
Applied Therapeutics Inc
(e)
349 1
Arbutus Biopharma Corp
(e)
4,655 11
Arcellx Inc
(a),(e)
214 2
Arcturus Therapeutics Holdings Inc
(a),(e)
1,209 23
Arcus Biosciences Inc
(e)
2,560 62
Arcutis Biotherapeutics Inc
(e)
1,451 29
Ardelyx Inc
(e)
2,069 2
Atara Biotherapeutics Inc
(e)
4,547 29
Atea Pharmaceuticals Inc
(e)
54,138 318
Athersys Inc
(a),(e)
3,060 2
Athira Pharma Inc
(e)
1,880 19
Atossa Therapeutics Inc
(e)
6,265 6
Atreca Inc
(e)
1,584 3
Aura Biosciences Inc
(a),(e)
140 2
Avalo Therapeutics Inc
(e)
498 —
Avid Bioservices Inc
(e)
199 3
Avidity Biosciences Inc
(e)
1,786 26
Avrobio Inc
(e)
2,296 2
BioCryst Pharmaceuticals Inc
(e)
9,238 86
Biohaven Pharmaceutical Holding Co Ltd
(e)
1,043 93
Black Diamond Therapeutics Inc
(e)
1,444 4
Bluebird Bio Inc
(e)
3,877 14
Blueprint Medicines Corp
(e)
220 13
Bolt Biotherapeutics Inc
(e)
1,300 2
Bridgebio Pharma Inc
(e)
1,992 16
Brooklyn ImmunoTherapeutics Inc
(a),(e)
328 —
Cara Therapeutics Inc
(e)
2,549 22
Cardiff Oncology Inc
(e)
2,296 3
Caribou Biosciences Inc
(a),(e)
1,208 9
Celldex Therapeutics Inc
(e)
562 17
CEL-SCI Corp
(a),(e)
342 1
Century Therapeutics Inc
(e)
410 5
ChemoCentryx Inc
(e)
2,892 53
Chinook Therapeutics Inc
(e)
2,295 35
CinCor Pharma Inc
(e)
274 7
Clene Inc
(a),(e)
542 1
Codex DNA Inc
(e)
270 1
Cogent Biosciences Inc
(e)
1,547 10
Crinetics Pharmaceuticals Inc
(e)
368 7
Cullinan Oncology Inc
(e)
1,387 14
Curis Inc
(e)
885 1
Cymabay Therapeutics Inc
(e)
4,843 11
Cyteir Therapeutics Inc
(e)
619 1
Cytek Biosciences Inc
(e)
1,015 10
CytomX Therapeutics Inc
(e)
765 1
Day One Biopharmaceuticals Inc
(a),(e)
539 5
Deciphera Pharmaceuticals Inc
(e)
328 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Design Therapeutics Inc
(a),(e)
632 $ 8
DICE Therapeutics Inc
(a),(e)
329 7
Dyne Therapeutics Inc
(e)
1,751 14
Eiger BioPharmaceuticals Inc
(e)
1,867 13
Eliem Therapeutics Inc
(e)
245 1
Emergent BioSolutions Inc
(e)
61,089 1,978
Entrada Therapeutics Inc
(a),(e)
331 2
Erasca Inc
(e)
1,519 11
Exagen Inc
(e)
397 2
EyePoint Pharmaceuticals Inc
(e)
1,416 16
FibroGen Inc
(e)
422 4
Finch Therapeutics Group Inc
(e)
545 1
Forma Therapeutics Holdings Inc
(e)
1,978 15
Frequency Therapeutics Inc
(e)
2,028 3
Gemini Therapeutics Inc
(e)
1,456 2
Generation Bio Co
(e)
227 1
Geron Corp
(e)
17,229 24
Gossamer Bio Inc
(e)
3,569 25
Graphite Bio Inc
(e)
701 3
Harvard Bioscience Inc
(e)
371 2
Homology Medicines Inc
(e)
2,444 4
iBio Inc
(e)
13,400 4
Icosavax Inc
(a),(e)
574 4
Ideaya Biosciences Inc
(e)
1,426 14
Ikena Oncology Inc
(e)
1,457 6
Imago Biosciences Inc
(a),(e)
475 8
Immunic Inc
(e)
1,071 7
ImmunityBio Inc
(a),(e)
3,469 13
ImmunoGen Inc
(e)
5,601 27
Immunovant Inc
(e)
812 4
Impel Pharmaceuticals Inc
(a),(e)
211 1
Infinity Pharmaceuticals Inc
(e)
1,020 1
Innoviva Inc
(e)
70,711 1,207
Inovio Pharmaceuticals Inc
(a),(e)
11,873 32
Inozyme Pharma Inc
(a),(e)
876 3
Instil Bio Inc
(e)
1,649 12
iTeos Therapeutics Inc
(e)
1,152 31
IVERIC bio Inc
(e)
5,250 73
Janux Therapeutics Inc
(a),(e)
420 4
KemPharm Inc
(a),(e)
982 4
Kezar Life Sciences Inc
(e)
2,154 26
Kiniksa Pharmaceuticals Ltd
(e)
906 8
Kinnate Biopharma Inc
(e)
1,401 10
Kronos Bio Inc
(e)
1,959 9
Krystal Biotech Inc
(e)
735 45
Lexicon Pharmaceuticals Inc
(e)
2,542 5
Ligand Pharmaceuticals Inc
(e)
761 71
Lineage Cell Therapeutics Inc
(e)
6,921 8
Lucid Diagnostics Inc
(a),(e)
182 —
MacroGenics Inc
(e)
284 2
Magenta Therapeutics Inc
(e)
254 —
Maravai LifeSciences Holdings Inc
(e)
141,125 4,337
MaxCyte Inc
(e)
2,289 13
MeiraGTx Holdings plc
(e)
1,626 17
Mersana Therapeutics Inc
(e)
1,368 5
MiNK Therapeutics Inc
(e)
116 —
Monte Rosa Therapeutics Inc
(a),(e)
686 7
Mustang Bio Inc
(e)
4,370 3
Myriad Genetics Inc
(e)
4,532 93
NGM Biopharmaceuticals Inc
(e)
1,662 21
Nkarta Inc
(a),(e)
819 15
Nurix Therapeutics Inc
(e)
156 2
Nuvalent Inc
(a),(e)
434 4
Nuvation Bio Inc
(a),(e)
1,432 7
Olema Pharmaceuticals Inc
(e)
841 2
Omega Therapeutics Inc
(e)
528 2
Oncocyte Corp
(e)
1,303 2
Oncorus Inc
(e)
1,163 1
Oncternal Therapeutics Inc
(e)
2,775 2

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Oyster Point Pharma Inc
(e)
584 $ 4
Pliant Therapeutics Inc
(e)
219 1
Portage Biotech Inc
(a),(e)
314 2
Poseida Therapeutics Inc
(e)
1,675 5
Praxis Precision Medicines Inc
(e)
1,704 14
Precigen Inc
(e)
966 1
Prothena Corp PLC
(e)
457 13
Provention Bio Inc
(e)
3,239 15
Pyxis Oncology Inc
(e)
385 1
Rain Therapeutics Inc
(e)
453 2
Rallybio Corp
(a),(e)
429 4
Recursion Pharmaceuticals Inc
(a),(e)
2,164 13
REGENXBIO Inc
(e)
1,081 30
Relay Therapeutics Inc
(e)
432 10
Replimune Group Inc
(e)
513 9
REVOLUTION Medicines Inc
(e)
2,929 59
Sana Biotechnology Inc
(e)
261 2
Sangamo Therapeutics Inc
(e)
742 3
Scholar Rock Holding Corp
(e)
260 2
Seer Inc
(e)
1,465 11
Selecta Biosciences Inc
(e)
4,618 4
Sensei Biotherapeutics Inc
(e)
1,301 2
Shattuck Labs Inc
(e)
406 2
Sigilon Therapeutics Inc
(e)
1,173 1
Silverback Therapeutics Inc
(e)
1,277 4
Singular Genomics Systems Inc
(e)
1,119 5
Solid Biosciences Inc
(e)
3,610 2
Sorrento Therapeutics Inc
(a),(e)
1,752 3
Spruce Biosciences Inc
(a),(e)
735 1
SQZ Biotechnologies Co
(a),(e)
1,444 5
Surface Oncology Inc
(e)
2,229 5
Sutro Biopharma Inc
(e)
2,319 14
Syndax Pharmaceuticals Inc
(e)
2,111 35
Talaris Therapeutics Inc
(e)
434 3
Tarsus Pharmaceuticals Inc
(e)
135 2
Taysha Gene Therapies Inc
(e)
302 1
TCR2 Therapeutics Inc
(e)
1,936 4
Tenaya Therapeutics Inc
(a),(e)
678 6
Terns Pharmaceuticals Inc
(e)
330 1
Theravance Biopharma Inc
(e)
330 3
Theseus Pharmaceuticals Inc
(e)
297 2
Travere Therapeutics Inc
(e)
3,121 78
Turning Point Therapeutics Inc
(e)
2,345 69
Tyra Biosciences Inc
(e)
314 2
UroGen Pharma Ltd
(a),(e)
301 2
Vaxart Inc
(a),(e)
616 2
VBI Vaccines Inc
(e)
1,212 2
Ventyx Biosciences Inc
(a),(e)
270 4
Vera Therapeutics Inc
(e)
323 6
Veracyte Inc
(e)
3,840 79
Veru Inc
(a),(e)
1,094 13
Verve Therapeutics Inc
(e)
866 13
Vigil Neuroscience Inc
(e)
222 1
Viking Therapeutics Inc
(e)
3,992 10
Viracta Therapeutics Inc
(a),(e)
1,640 4
VistaGen Therapeutics Inc
(e)
1,765 2
Vor BioPharma Inc
(e)
979 6
Werewolf Therapeutics Inc
(a),(e)
539 2
XBiotech Inc 873 7
Xilio Therapeutics Inc
(e)
268 1
XOMA Corp
(a),(e)
340 7
$ 10,871
Building Materials - 1.07%
American Woodmark Corp
(e)
945 44
Apogee Enterprises Inc 1,389 61
Boise Cascade Co 21,560 1,629
Caesarstone Ltd 1,274 12
Gibraltar Industries Inc
(e)
1,341 51
Griffon Corp 29,437 551
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
JELD-WEN Holding Inc
(e)
93,945 $ 1,953
Masonite International Corp
(e)
25,258 1,958
Modine Manufacturing Co
(e)
2,600 20
PGT Innovations Inc
(e)
1,739 31
SPX Corp
(e)
114,333 4,791
Summit Materials Inc
(e)
6,785 189
UFP Industries Inc 12,805 991
View Inc
(a),(e)
5,582 9
$ 12,290
Chemicals - 4.57%
AdvanSix Inc 45,754 2,038
American Vanguard Corp 51,960 1,112
Amyris Inc
(a),(e)
8,983 31
Cabot Corp 25,500 1,679
Chemours Co/The 382,195 12,639
Ecovyst Inc 192,681 1,938
Element Solutions Inc 827,850 17,070
FMC Corp 73,830 9,785
GCP Applied Technologies Inc
(e)
3,815 120
Hawkins Inc 10,871 406
HB Fuller Co 15,868 1,059
Innospec Inc 10,672 1,018
Intrepid Potash Inc
(e)
567 43
Koppers Holdings Inc 1,209 29
Kronos Worldwide Inc 1,109 17
Minerals Technologies Inc 1,896 121
NewMarket Corp 3,700 1,201
Oil-Dri Corp of America 312 8
Rayonier Advanced Materials Inc
(e)
3,589 18
Rogers Corp
(e)
130 35
Sensient Technologies Corp 1,174 99
Stepan Co 1,122 115
Trinseo PLC 35,500 1,685
Tronox Holdings PLC 6,524 112
Unifi Inc
(e)
774 11
Valhi Inc 135 4
Zymergen Inc
(e)
3,680 6
$ 52,399
Coal - 0.18%
Arch Resources Inc 3,118 519
CONSOL Energy Inc
(e)
1,966 93
Peabody Energy Corp
(e)
5,085 115
SunCoke Energy Inc 4,814 40
Warrior Met Coal Inc 36,859 1,256
$ 2,023
Commercial Services - 6.31%
2U Inc
(e)
644 6
Aaron's Co Inc/The 100,784 2,070
ABM Industries Inc 46,409 2,240
Acacia Research Corp
(e)
2,897 14
Adtalem Global Education Inc
(e)
2,842 83
AirSculpt Technologies Inc
(a),(e)
190 2
Alta Equipment Group Inc
(e)
889 10
American Public Education Inc
(e)
6,564 128
API Group Corp
(e)
11,487 213
ASGN Inc
(e)
115,342 13,086
Avis Budget Group Inc
(e)
2,358 631
Barrett Business Services Inc 436 31
BGSF Inc 51,000 623
BrightView Holdings Inc
(e)
2,700 34
Brink's Co/The 28,400 1,674
Carriage Services Inc 711 31
Cass Information Systems Inc 60,255 2,333
CBIZ Inc
(e)
18,700 783
CoreCivic Inc
(e)
6,888 86
Coursera Inc
(e)
4,171 78
CRA International Inc 63 5
Cross Country Healthcare Inc
(e)
1,793 34
Custom Truck One Source Inc
(e)
2,263 15

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Deluxe Corp 2,417 $ 65
Emerald Holding Inc
(e)
337,559 908
Ennis Inc 99,722 1,720
European Wax Center Inc 400 11
First Advantage Corp
(e)
293 5
FTI Consulting Inc
(e)
83,535 13,175
Graham Holdings Co 218 129
Green Dot Corp
(e)
2,756 73
H&R Block Inc 77,900 2,031
Hackett Group Inc/The 140 3
Heidrick & Struggles International Inc 59,241 1,894
HireQuest Inc 77 1
Huron Consulting Group Inc
(e)
1,108 57
ICF International Inc 1,062 105
John Wiley & Sons Inc 2,457 125
Kelly Services Inc 91,256 1,760
Korn Ferry 44,305 2,722
Landec Corp
(e)
1,486 15
Laureate Education Inc 66,053 749
LiveRamp Holdings Inc
(e)
3,775 118
Marathon Digital Holdings Inc
(a),(e)
5,127 80
Medifast Inc 5,900 1,052
MoneyGram International Inc
(e)
120,940 1,225
Monro Inc 726 33
Multiplan Corp
(e)
15,689 70
Perdoceo Education Corp
(e)
4,039 45
PROG Holdings Inc
(e)
2,709 72
Remitly Global Inc
(e)
169 2
Rent the Runway Inc
(a),(e)
394 3
Rent-A-Center Inc/TX 67,350 1,624
Repay Holdings Corp
(e)
2,782 37
Resources Connection Inc 140,601 2,418
Ritchie Bros Auctioneers Inc 167,940 9,252
Sterling Check Corp
(e)
524 14
StoneMor Inc
(e)
1,833 4
Strategic Education Inc 1,398 90
Stride Inc
(e)
2,243 88
Team Inc
(e)
1,709 2
Textainer Group Holdings Ltd 2,329 78
Triton International Ltd 29,832 1,822
TrueBlue Inc
(e)
86,839 2,220
Udemy Inc
(e)
645 7
Vectrus Inc
(e)
56,784 2,050
Vivint Smart Home Inc
(e)
3,860 20
Willdan Group Inc
(e)
127 3
WW International Inc
(e)
22,017 216
$ 72,403
Computers - 4.96%
3D Systems Corp
(e)
621 7
CACI International Inc
(e)
22,665 6,013
Conduent Inc
(e)
9,622 54
Desktop Metal Inc
(a),(e)
3,800 13
Diebold Nixdorf Inc
(e)
321,400 1,318
ExlService Holdings Inc
(e)
124,800 16,991
Insight Enterprises Inc
(e)
207,821 20,651
Integral Ad Science Holding Corp
(e)
989 12
KBR Inc 1,009 50
NetScout Systems Inc
(e)
3,994 123
Parsons Corp
(e)
1,511 56
Ping Identity Holding Corp
(e)
3,471 91
Quantum Corp
(e)
3,249 6
Rekor Systems Inc
(e)
618 2
SecureWorks Corp
(e)
605 7
StarTek Inc
(e)
955 4
Super Micro Computer Inc
(e)
43,137 1,816
Telos Corp
(e)
114,500 892
Unisys Corp
(e)
812 11
WNS Holdings Ltd ADR
(e)
111,185 8,713
$ 56,830
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.39%
ACCO Brands Corp 304,477 $ 2,232
Central Garden & Pet Co
(e)
50,351 2,205
Central Garden & Pet Co - A Shares
(e)
1,402 58
Quanex Building Products Corp 1,921 37
$ 4,532
Cosmetics & Personal Care - 0.64%
Beauty Health Co/The
(e)
422 5
Coty Inc
(e)
891,745 7,232
Edgewell Personal Care Co 3,092 118
Honest Co Inc/The
(e)
1,406 6
Revlon Inc
(e)
376 2
$ 7,363
Distribution & Wholesale - 1.59%
A-Mark Precious Metals Inc 507 40
Avient Corp 4,661 229
Core & Main Inc
(e)
274,160 6,514
G-III Apparel Group Ltd
(e)
55,933 1,481
Global Industrial Co 173 5
Ideanomics Inc
(a),(e)
27,650 20
KAR Auction Services Inc
(e)
6,905 101
Resideo Technologies Inc
(e)
100,996 2,271
ScanSource Inc
(e)
63,131 2,162
Titan Machinery Inc
(e)
1,128 27
Veritiv Corp
(e)
819 115
VSE Corp 615 27
Watsco Inc 18,640 4,973
WESCO International Inc
(e)
2,086 257
$ 18,222
Diversified Financial Services - 3.08%
Amerant Bancorp Inc 1,487 40
Arlington Asset Investment Corp
(e)
173,600 529
Artisan Partners Asset Management Inc 126,690 4,072
AssetMark Financial Holdings Inc
(e)
33,845 651
Associated Capital Group Inc 96 4
B Riley Financial Inc 1,163 52
BGC Partners Inc 18,081 66
Blucora Inc
(e)
1,788 36
Cboe Global Markets Inc 60,520 6,838
Columbia Financial Inc
(e)
1,434 27
Cowen Inc 89,005 2,033
Diamond Hill Investment Group Inc 6,372 1,073
Enact Holdings Inc 16,353 386
Encore Capital Group Inc
(e)
1,407 81
Enova International Inc
(e)
2,083 78
Evercore Inc - Class A 4,500 476
EZCORP Inc
(e)
2,798 20
Federal Agricultural Mortgage Corp 15,824 1,621
Federated Hermes Inc 60,020 1,709
Finance Of America Cos Inc
(e)
1,148 3
Flywire Corp
(e)
508 15
GAMCO Investors Inc 33 1
GCM Grosvenor Inc
(a)
256 2
Greenhill & Co Inc 85,799 1,039
Hannon Armstrong Sustainable Infrastructure
Capital Inc
4,128 165
Home Point Capital Inc
(a)
651 2
Houlihan Lokey Inc 14,001 1,166
LendingClub Corp
(e)
5,706 87
Moelis & Co 117,845 5,215
Mr Cooper Group Inc
(e)
10,282 462
Navient Corp 121,157 1,925
Nelnet Inc 969 80
Ocwen Financial Corp
(e)
471 10
Oportun Financial Corp
(e)
1,213 14
Oppenheimer Holdings Inc 7,686 248
PennyMac Financial Services Inc 1,714 83
Perella Weinberg Partners 117,300 904
Piper Sandler Cos 999 115
PJT Partners Inc 219 14

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
PRA Group Inc
(e)
9,196 $ 387
Regional Management Corp 13,284 572
Sculptor Capital Management Inc 1,256 13
StepStone Group Inc 13,460 345
Stifel Financial Corp 6,140 380
StoneX Group Inc
(e)
895 61
Velocity Financial Inc
(e)
520 6
Victory Capital Holdings Inc 55,739 1,504
Virtus Investment Partners Inc 3,900 691
WisdomTree Investments Inc 1,928 11
World Acceptance Corp
(e)
240 45
$ 35,357
Electric - 1.14%
ALLETE Inc 34,022 2,019
Avista Corp 51,218 2,078
Black Hills Corp 3,657 268
Clearway Energy Inc - Class A 11,945 340
Clearway Energy Inc - Class C 3,499 107
Hawaiian Electric Industries Inc 49,800 2,047
MGE Energy Inc 2,074 161
NorthWestern Corp 3,088 175
Ormat Technologies Inc 2,590 201
Otter Tail Corp 33,842 1,962
PNM Resources Inc 34,232 1,597
Portland General Electric Co 43,624 2,065
Stronghold Digital Mining Inc
(a),(e)
165 1
Unitil Corp 890 45
Via Renewables Inc 159 1
$ 13,067
Electrical Components & Equipment - 0.95%
American Superconductor Corp
(e)
1,543 8
Belden Inc 46,219 2,386
Encore Wire Corp 26,105 2,945
Energizer Holdings Inc 62,900 1,905
EnerSys 34,802 2,279
Graham Corp 23,934 175
Insteel Industries Inc 993 42
Powell Industries Inc 57,327 1,106
$ 10,846
Electronics - 2.53%
Advanced Energy Industries Inc 73,905 5,655
Allied Motion Technologies Inc 88 2
Atkore Inc
(e)
8,900 855
Avnet Inc 49,200 2,148
Benchmark Electronics Inc 2,009 48
Brady Corp 2,685 120
Comtech Telecommunications Corp 158,186 2,151
CTS Corp 1,423 50
FARO Technologies Inc
(e)
529 18
Identiv Inc
(e)
169 2
II-VI Inc
(e)
158,562 9,706
Itron Inc
(e)
471 23
Kimball Electronics Inc
(e)
65,830 1,175
Knowles Corp
(e)
5,012 93
Mesa Laboratories Inc 285 61
NVE Corp 8,612 400
OSI Systems Inc
(e)
851 67
Plexus Corp
(e)
7,489 607
Sanmina Corp
(e)
68,430 2,798
Schweitzer-Mauduit International Inc 1,796 45
Standard BioTools Inc
(a),(e)
3,965 11
Stoneridge Inc
(e)
1,288 25
TTM Technologies Inc
(e)
5,960 83
Turtle Beach Corp
(e)
156 3
Vishay Intertechnology Inc 111,819 2,083
Vishay Precision Group Inc
(e)
25,990 811
$ 29,040
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0.21%
Advent Technologies Holdings Inc
(a),(e)
317 $ 1
Aemetis Inc
(a),(e)
1,548 14
Alto Ingredients Inc
(e)
4,178 24
Array Technologies Inc
(e)
5,618 37
Beam Global
(a),(e)
96 1
Cleanspark Inc
(a),(e)
2,270 15
FuelCell Energy Inc
(e)
4,837 20
FutureFuel Corp 65,967 627
Gevo Inc
(a),(e)
11,210 41
Green Plains Inc
(e)
2,737 77
Infrastructure and Energy Alternatives Inc
(e)
929 9
Renewable Energy Group Inc
(e)
2,549 156
REX American Resources Corp
(e)
15,823 1,338
Sunnova Energy International Inc
(e)
4,215 73
SunPower Corp
(e)
954 16
$ 2,449
Engineering & Construction - 1.07%
Arcosa Inc 2,758 148
Atlas Technical Consultants Inc
(e)
619 7
Comfort Systems USA Inc 14,400 1,216
Concrete Pumping Holdings Inc
(e)
1,484 8
Dycom Industries Inc
(e)
310 26
EMCOR Group Inc 16,175 1,723
Fluor Corp
(e)
81,517 2,018
Granite Construction Inc 2,625 78
Great Lakes Dredge & Dock Corp
(e)
153,817 2,124
INNOVATE Corp
(e)
2,724 8
Mistras Group Inc
(e)
1,148 7
MYR Group Inc
(e)
12,812 1,013
NV5 Global Inc
(e)
575 69
Primoris Services Corp 60,857 1,411
Sterling Construction Co Inc
(e)
41,579 951
Tutor Perini Corp
(e)
161,468 1,497
$ 12,304
Entertainment - 2.12%
AMC Entertainment Holdings Inc
(a),(e)
29,426 450
Bally's Corp
(e)
252,620 7,538
Chicken Soup For The Soul Entertainment Inc
(a),(e)
295 2
Cinemark Holdings Inc
(e)
1,082 17
Eros STX Global Corp
(a),(e)
891 1
Everi Holdings Inc
(e)
352,175 6,114
GAN Ltd
(e)
2,093 8
Hall of Fame Resort & Entertainment Co
(e)
3,315 3
IMAX Corp
(e)
2,582 41
International Game Technology PLC 451,713 9,861
Lions Gate Entertainment Corp - A shares
(e)
3,342 45
Lions Gate Entertainment Corp - B shares
(e)
6,723 84
Madison Square Garden Entertainment Corp
(e)
1,486 109
Monarch Casino & Resort Inc
(e)
151 11
SeaWorld Entertainment Inc
(e)
1,284 87
$ 24,371
Environmental Control - 0.01%
Casella Waste Systems Inc
(e)
227 19
CECO Environmental Corp
(e)
1,880 9
Centrus Energy Corp
(e)
547 15
Harsco Corp
(e)
2,598 26
Heritage-Crystal Clean Inc
(e)
555 15
Pure Cycle Corp
(e)
175 2
$ 86
Food - 1.02%
AquaBounty Technologies Inc
(a),(e)
2,129 3
B&G Foods Inc
(a)
54,278 1,462
Cal-Maine Foods Inc 2,331 125
Chefs' Warehouse Inc/The
(e)
1,678 61
HF Foods Group Inc
(e)
2,163 13
Hostess Brands Inc
(e)
50,328 1,142
Ingles Markets Inc 11,074 1,032
John B Sanfilippo & Son Inc 174 14

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Krispy Kreme Inc
(a)
1,457 $ 19
Laird Superfood Inc
(e)
140 —
Lancaster Colony Corp 133 21
Mission Produce Inc
(e)
1,919 24
Nathan's Famous Inc 45 2
Natural Grocers by Vitamin Cottage Inc 34,380 701
Performance Food Group Co
(e)
86,187 4,245
Sanderson Farms Inc 168 32
Seneca Foods Corp - Class A
(e)
337 18
Simply Good Foods Co/The
(e)
4,569 190
SpartanNash Co 21,261 729
Sprouts Farmers Market Inc
(e)
32,154 958
Tootsie Roll Industries Inc 897 31
TreeHouse Foods Inc
(e)
2,984 94
United Natural Foods Inc
(e)
3,070 132
Village Super Market Inc 492 11
Weis Markets Inc 7,250 579
Whole Earth Brands Inc
(e)
2,180 15
$ 11,653
Food Service - 0.19%
Healthcare Services Group Inc 124,242 2,123
Sovos Brands Inc
(e)
838 13
$ 2,136
Forest Products & Paper - 0.21%
Clearwater Paper Corp
(e)
959 32
Glatfelter Corp 121,735 1,339
Mercer International Inc 61,900 991
Neenah Inc 967 34
$ 2,396
Gas - 2.54%
Brookfield Infrastructure Corp 26,488 1,879
Chesapeake Utilities Corp 981 123
New Jersey Resources Corp 5,501 237
Northwest Natural Holding Co 1,752 84
ONE Gas Inc 3,002 253
South Jersey Industries Inc 61,513 2,104
Southwest Gas Holdings Inc 150,913 13,296
Spire Inc 153,305 11,153
$ 29,129
Hand & Machine Tools - 0.60%
Cadre Holdings Inc 242 6
Enerpac Tool Group Corp 105,200 2,112
Franklin Electric Co Inc 65,970 4,614
Kennametal Inc 4,758 122
Luxfer Holdings PLC 899 15
$ 6,869
Healthcare - Products - 1.47%
Alphatec Holdings Inc
(e)
319 3
AngioDynamics Inc
(e)
2,123 45
Artivion Inc
(e)
273 6
Asensus Surgical Inc
(e)
10,115 5
Avanos Medical Inc
(e)
2,763 81
Avantor Inc
(e)
190,325 6,068
Bioventus Inc
(e)
425 5
Castle Biosciences Inc
(e)
103 2
Cue Health Inc
(e)
377 3
CVRx Inc
(e)
122 1
Haemonetics Corp
(e)
917 46
Hanger Inc
(e)
128,800 2,117
Hologic Inc
(e)
96,505 6,947
Integer Holdings Corp
(e)
1,870 141
Invacare Corp
(e)
1,915 3
IsoPlexis Corp
(e)
304 1
Lantheus Holdings Inc
(e)
3,278 218
LivaNova PLC
(e)
596 46
Meridian Bioscience Inc
(e)
2,172 56
Merit Medical Systems Inc
(e)
327 20
MiMedx Group Inc
(e)
2,121 8
NanoString Technologies Inc
(e)
207 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Natus Medical Inc
(e)
1,935 $ 64
Neogen Corp
(e)
379 10
OraSure Technologies Inc
(e)
4,106 25
Orthofix Medical Inc
(e)
1,084 34
Pacific Biosciences of California Inc
(e)
6,064 38
Paragon 28 Inc
(a),(e)
143 3
Patterson Cos Inc 24,838 764
PROCEPT BioRobotics Corp
(e)
81 3
Rapid Micro Biosystems Inc
(a),(e)
376 2
RxSight Inc
(a),(e)
181 2
SeaSpine Holdings Corp
(e)
911 8
Sera Prognostics Inc
(a),(e)
162 —
Sientra Inc
(e)
613 1
Talis Biomedical Corp
(e)
1,228 1
Utah Medical Products Inc 175 15
Varex Imaging Corp
(e)
1,906 38
$ 16,834
Healthcare - Services - 1.87%
Addus HomeCare Corp
(e)
507 43
American Well Corp
(e)
10,516 33
Bright Health Group Inc
(a),(e)
4,416 8
Brookdale Senior Living Inc
(e)
10,630 66
Community Health Systems Inc
(e)
929 7
Fulgent Genetics Inc
(e)
1,038 57
Invitae Corp
(e)
8,551 45
LifeStance Health Group Inc
(a),(e)
1,528 10
MEDNAX Inc
(e)
2,048 38
ModivCare Inc
(e)
476 49
Molina Healthcare Inc
(e)
27,155 8,512
National HealthCare Corp 720 49
Neuronetics Inc
(e)
299 1
OPKO Health Inc
(e)
22,947 62
Personalis Inc
(e)
1,918 11
Syneos Health Inc
(e)
163,840 11,975
Tenet Healthcare Corp
(e)
5,337 387
Thorne HealthTech Inc
(e)
217 1
Tivity Health Inc
(e)
1,052 34
Viemed Healthcare Inc
(e)
1,710 9
$ 21,397
Home Builders - 1.80%
Beazer Homes USA Inc
(e)
1,707 26
Cavco Industries Inc
(e)
154 36
Century Communities Inc 40,952 2,159
Forestar Group Inc
(e)
735 12
Green Brick Partners Inc
(e)
22,183 437
Hovnanian Enterprises Inc
(e)
298 14
Installed Building Products Inc 84,500 6,800
KB Home 18,618 603
Landsea Homes Corp
(e)
607 5
LGI Homes Inc
(e)
11,800 1,106
M/I Homes Inc
(e)
53,151 2,354
MDC Holdings Inc 2,390 88
Meritage Homes Corp
(e)
34,140 2,818
Taylor Morrison Home Corp
(e)
67,305 1,762
Tri Pointe Homes Inc
(e)
119,121 2,463
$ 20,683
Home Furnishings - 0.33%
Daktronics Inc
(e)
2,107 7
Ethan Allen Interiors Inc 83,122 1,974
Flexsteel Industries Inc 381 8
Hamilton Beach Brands Holding Co 242 2
Hooker Furnishings Corp 72,083 1,215
iRobot Corp
(e)
147 8
MillerKnoll Inc 4,233 134
Sleep Number Corp
(e)
8,649 351
Snap One Holdings Corp
(e)
512 6
Traeger Inc
(a),(e)
1,209 7
Universal Electronics Inc
(e)
723 21
VOXX International Corp
(e)
894 7

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
Weber Inc
(a)
810 $ 7
$ 3,747
Housewares - 0.10%
Lifetime Brands Inc 752 10
Tupperware Brands Corp
(e)
66,388 1,167
$ 1,177
Insurance - 4.97%
Ambac Financial Group Inc
(e)
201,251 1,555
American Equity Investment Life Holding Co 57,584 2,172
American National Group Inc 427 81
AMERISAFE Inc 8,284 384
Argo Group International Holdings Ltd 16,587 710
Assured Guaranty Ltd 33,700 1,859
Axis Capital Holdings Ltd 32,900 1,886
Brighthouse Financial Inc
(e)
17,800 914
Brown & Brown Inc 61,775 3,829
Citizens Inc/TX
(a),(e)
2,870 9
CNO Financial Group Inc 90,304 2,180
Crawford & Co 928 7
Donegal Group Inc 893 12
eHealth Inc
(e)
1,000 8
Employers Holdings Inc 41,061 1,616
Enstar Group Ltd
(e)
9,777 2,305
Essent Group Ltd 70,011 2,838
First American Financial Corp 134,675 7,853
Genworth Financial Inc
(e)
28,865 107
Goosehead Insurance Inc 869 50
Greenlight Capital Re Ltd
(e)
1,506 10
Hanover Insurance Group Inc/The 4,300 631
HCI Group Inc 329 21
Heritage Insurance Holdings Inc 1,396 6
Horace Mann Educators Corp 30,876 1,230
Investors Title Co 62 12
James River Group Holdings Ltd 45,071 1,069
Kemper Corp 21,800 1,006
Maiden Holdings Ltd
(e)
4,034 9
MBIA Inc
(e)
2,751 33
MetroMile Inc
(e)
6,479 6
National Western Life Group Inc 6,027 1,198
NI Holdings Inc
(e)
492 8
NMI Holdings Inc
(e)
113,822 2,092
ProAssurance Corp 51,270 1,259
Radian Group Inc 100,000 2,139
RLI Corp 174 20
Safety Insurance Group Inc 15,231 1,311
Selective Insurance Group Inc 109,508 9,019
SiriusPoint Ltd
(e)
294,080 1,847
Stewart Information Services Corp 1,532 79
Tiptree Inc 1,322 15
Trean Insurance Group Inc
(e)
387,879 1,947
United Fire Group Inc 1,199 35
United Insurance Holdings Corp 1,159 3
Universal Insurance Holdings Inc 20,189 254
White Mountains Insurance Group Ltd 1,300 1,362
$ 56,996
Internet - 0.10%
1stdibs.com Inc
(a),(e)
250 2
aka Brands Holding Corp
(e)
306 1
Cars.com Inc
(e)
3,409 38
ChannelAdvisor Corp
(e)
498 7
comScore Inc
(e)
4,006 8
Couchbase Inc
(a),(e)
345 6
Digital Media Solutions Inc
(e)
168 —
ePlus Inc
(e)
17,727 1,001
Groupon Inc
(a),(e)
199 4
HealthStream Inc
(e)
1,450 28
Lands' End Inc
(e)
833 12
Limelight Networks Inc
(e)
7,245 26
Lulu's Fashion Lounge Holdings Inc
(e)
186 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
MediaAlpha Inc
(e)
130 $ 2
Revolve Group Inc
(e)
763 32
Solo Brands Inc
(a),(e)
313 2
TrueCar Inc
(e)
5,473 19
VirnetX Holding Corp
(e)
3,679 5
Yelp Inc
(e)
299 10
$ 1,205
Investment Companies - 0.01%
Cannae Holdings Inc
(e)
4,824 108
Iron & Steel - 0.19%
Allegheny Technologies Inc
(e)
25,746 700
Carpenter Technology Corp 2,736 105
Commercial Metals Co 31,138 1,276
Schnitzer Steel Industries Inc 1,364 62
$ 2,143
Leisure Products & Services - 0.41%
Acushnet Holdings Corp 1,379 56
Callaway Golf Co
(e)
6,614 145
Drive Shack Inc
(e)
2,562 3
Escalade Inc 458 6
F45 Training Holdings Inc
(e)
780 7
Johnson Outdoors Inc 24,915 1,906
Liberty TripAdvisor Holdings Inc
(e)
1,394 2
Life Time Group Holdings Inc
(e)
960 14
Nautilus Inc
(e)
1,391 4
OneSpaWorld Holdings Ltd
(e)
1,555 16
OneWater Marine Inc 59,500 1,945
Vista Outdoor Inc
(e)
18,510 652
Xponential Fitness Inc
(e)
302 6
$ 4,762
Lodging - 0.17%
Bluegreen Vacations Holding Corp 17,222 453
Marcus Corp/The
(e)
1,330 21
Target Hospitality Corp
(e)
449 3
Travel + Leisure Co 26,300 1,459
$ 1,936
Machinery - Construction & Mining - 0.17%
Argan Inc 9,296 342
Astec Industries Inc 1,300 51
Babcock & Wilcox Enterprises Inc
(e)
2,279 17
Hyster-Yale Materials Handling Inc 48,895 1,502
Manitowoc Co Inc/The
(e)
1,970 26
$ 1,938
Machinery - Diversified - 2.26%
AgEagle Aerial Systems Inc
(e)
2,173 2
Alamo Group Inc 50,982 6,446
Albany International Corp 1,402 110
Altra Industrial Motion Corp 3,702 144
Cactus Inc 27,600 1,378
Chart Industries Inc
(e)
829 140
Columbus McKinnon Corp/NY 1,597 57
DXP Enterprises Inc/TX
(e)
37,986 897
Eastman Kodak Co
(a),(e)
290 2
Flowserve Corp 60,300 1,972
Gorman-Rupp Co/The 1,059 34
GrafTech International Ltd 247,340 2,246
Ichor Holdings Ltd
(e)
128,207 3,732
Lindsay Corp 64 9
Mueller Water Products Inc - Class A 106,978 1,287
NN Inc
(e)
2,420 7
Ranpak Holdings Corp
(e)
1,788 27
Thermon Group Holdings Inc
(e)
125,775 1,886
Watts Water Technologies Inc 43,034 5,485
Zurn Water Solutions Corp 3,260 102
$ 25,963

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1.04%
AMC Networks Inc
(e)
830 $ 27
Audacy Inc
(e)
6,889 17
CuriosityStream Inc
(a),(e)
1,358 3
EW Scripps Co/The
(e)
3,289 54
Gannett Co Inc
(e)
8,081 32
Gray Television Inc 4,864 90
Hemisphere Media Group Inc
(e)
1,065 4
iHeartMedia Inc
(e)
24,580 393
Liberty Latin America Ltd - Class A
(e)
2,314 21
Liberty Latin America Ltd - Class C
(e)
39,062 361
Media General Inc - Rights
(e),(f)
15,053 1
Scholastic Corp 1,571 58
Sinclair Broadcast Group Inc 2,230 50
TEGNA Inc 488,444 10,771
Thryv Holdings Inc
(e)
88 2
Value Line Inc 12 1
WideOpenWest Inc
(e)
1,144 23
$ 11,908
Metal Fabrication & Hardware - 0.79%
AZZ Inc 43,297 1,976
L B Foster Co
(e)
21,700 308
Mayville Engineering Co Inc
(e)
597 5
Mueller Industries Inc 35,760 1,936
Northwest Pipe Co
(e)
535 14
Olympic Steel Inc 519 18
Park-Ohio Holdings Corp 488 5
Proto Labs Inc
(e)
38,438 1,638
RBC Bearings Inc
(e)
1,366 230
Ryerson Holding Corp 24,042 885
Standex International Corp 683 64
TimkenSteel Corp
(e)
2,593 54
Tredegar Corp 84,675 969
Worthington Industries Inc 21,187 1,008
Xometry Inc
(a),(e)
306 10
$ 9,120
Mining - 0.35%
Arconic Corp
(e)
6,106 154
Century Aluminum Co
(e)
2,762 47
Coeur Mining Inc
(e)
4,749 17
Compass Minerals International Inc 24,100 1,425
Constellium SE
(e)
7,050 118
Energy Fuels Inc/Canada
(e)
1,213 9
Gatos Silver Inc
(e)
537 2
Hecla Mining Co 21,336 111
Kaiser Aluminum Corp 21,842 2,108
PolyMet Mining Corp
(e)
1,078 3
United States Lime & Minerals Inc 111 12
Ur-Energy Inc
(e)
1,134 1
$ 4,007
Miscellaneous Manufacturers - 1.75%
American Outdoor Brands Inc
(e)
818 10
Chase Corp 14,329 1,209
EnPro Industries Inc 24,337 2,268
ESCO Technologies Inc 1,346 84
Fabrinet
(e)
50,995 5,007
Federal Signal Corp 254,760 8,669
Haynes International Inc 706 28
Hillenbrand Inc 54,089 2,208
Materion Corp 715 61
Myers Industries Inc 1,120 25
NL Industries Inc 460 3
Sight Sciences Inc
(a),(e)
231 2
Sturm Ruger & Co Inc 4,813 328
Trinity Industries Inc 4,414 122
$ 20,024
Office Furnishings - 0.36%
CompX International Inc 100 2
HNI Corp 2,239 80
Interface Inc 80,794 1,025
COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings (continued)
Kimball International Inc 206,379 $ 1,585
Steelcase Inc 123,238 1,446
$ 4,138
Oil & Gas - 6.55%
Amplify Energy Corp
(e)
48,400 323
Antero Resources Corp
(e)
268,063 9,435
Berry Corp 179,882 1,974
Brigham Minerals Inc 2,504 62
California Resources Corp 66,459 2,672
Callon Petroleum Co
(e)
362 19
Centennial Resource Development Inc/DE
(e)
190,179 1,472
Chesapeake Energy Corp 5,634 462
Civitas Resources Inc 32,210 1,888
CNX Resources Corp
(e)
28,473 585
Comstock Resources Inc
(e)
379,038 6,455
CVR Energy Inc 18,904 474
Delek US Holdings Inc
(e)
3,769 91
Earthstone Energy Inc
(e)
1,456 20
Falcon Minerals Corp 105,757 720
Helmerich & Payne Inc 5,862 270
HF Sinclair Corp 18,500 703
HighPeak Energy Inc
(a)
283 8
Kosmos Energy Ltd
(e)
282,721 1,911
Laredo Petroleum Inc
(e)
12,833 914
Murphy Oil Corp 59,843 2,279
Nabors Industries Ltd
(e)
403 62
Northern Oil and Gas Inc 59,077 1,476
Oasis Petroleum Inc 20,272 2,689
Ovintiv Inc 208,228 10,659
Par Pacific Holdings Inc
(e)
112,376 1,648
Patterson-UTI Energy Inc 10,618 175
PBF Energy Inc
(e)
5,483 159
PDC Energy Inc 140,112 9,771
Range Resources Corp
(e)
79,921 2,393
Ranger Oil Corp
(e)
55,711 1,775
Riley Exploration Permian Inc 528 12
SM Energy Co 6,831 243
Southwestern Energy Co
(e)
873,840 6,554
Talos Energy Inc
(e)
67,419 1,225
Vertex Energy Inc
(a),(e)
47,000 447
W&T Offshore Inc
(e)
5,341 25
Whiting Petroleum Corp 41,941 3,064
$ 75,114
Oil & Gas Services - 2.17%
Archrock Inc 7,745 67
Bristow Group Inc
(e)
1,354 40
ChampionX Corp 78,782 1,662
Core Laboratories NV 30,300 788
Dril-Quip Inc
(e)
61,015 1,762
Expro Group Holdings NV
(e)
122,267 1,868
Helix Energy Solutions Group Inc
(e)
268,447 1,103
Liberty Energy Inc
(e)
103,805 1,675
Matrix Service Co
(e)
166,286 1,131
MRC Global Inc
(e)
4,582 55
National Energy Services Reunited Corp
(e)
274,576 1,837
Newpark Resources Inc
(e)
406,589 1,419
NexTier Oilfield Solutions Inc
(e)
220,419 2,431
NOW Inc
(e)
6,274 68
Oceaneering International Inc
(e)
5,719 65
Oil States International Inc
(e)
100,646 680
ProPetro Holding Corp
(e)
68,702 971
RPC Inc
(e)
3,845 40
Select Energy Services Inc
(e)
175,487 1,362
Solaris Oilfield Infrastructure Inc 114,495 1,289
TechnipFMC PLC
(e)
634,080 4,388
TETRA Technologies Inc
(e)
1,586 6
Tidewater Inc
(e)
2,335 47
US Silica Holdings Inc
(e)
4,180 78
$ 24,832

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0.08%
Greif Inc - Class A 1,269 $ 77
Greif Inc - Class B 294 17
Matthews International Corp 1,775 53
Pactiv Evergreen Inc 2,511 25
TriMas Corp 23,780 702
UFP Technologies Inc
(e)
368 26
$ 900
Pharmaceuticals - 0.77%
AdaptHealth Corp
(e)
4,114 52
Aduro Biotech
(e)
161 —
Aeglea BioTherapeutics Inc
(e)
2,570 4
Agios Pharmaceuticals Inc
(e)
3,103 68
Akebia Therapeutics Inc
(e)
5,555 2
Amphastar Pharmaceuticals Inc
(e)
10,151 360
Amylyx Pharmaceuticals Inc
(e)
227 2
Anika Therapeutics Inc
(e)
839 18
Athenex Inc
(e)
3,019 1
BellRing Brands Inc
(e)
20,089 430
Catalyst Pharmaceuticals Inc
(e)
5,547 42
Chimerix Inc
(e)
1,269 6
Citius Pharmaceuticals Inc
(a),(e)
7,048 7
CorMedix Inc
(e)
2,113 7
Covetrus Inc
(e)
5,943 82
Cytokinetics Inc
(e)
315 13
Eagle Pharmaceuticals Inc/DE
(e)
7,003 309
Enanta Pharmaceuticals Inc
(e)
994 64
Endo International PLC
(e)
13,110 26
Foghorn Therapeutics Inc
(a),(e)
967 11
Fulcrum Therapeutics Inc
(e)
1,526 15
G1 Therapeutics Inc
(a),(e)
937 5
Gritstone bio Inc
(e)
2,438 6
Hookipa Pharma Inc
(e)
642 1
Immuneering Corp
(a),(e)
450 2
Jounce Therapeutics Inc
(e)
1,922 10
Kala Pharmaceuticals Inc
(e)
1,358 1
Kura Oncology Inc
(e)
3,647 52
Lyell Immunopharma Inc
(a),(e)
3,528 18
MannKind Corp
(e)
12,732 40
Mirum Pharmaceuticals Inc
(e)
111 3
Nature's Sunshine Products Inc
(e)
676 11
Neoleukin Therapeutics Inc
(e)
1,709 2
NexImmune Inc
(e)
486 1
Option Care Health Inc
(e)
9,084 271
ORIC Pharmaceuticals Inc
(e)
1,559 5
Owens & Minor Inc 734 26
Passage Bio Inc
(e)
2,159 4
Prestige Consumer Healthcare Inc
(e)
28,114 1,537
Prometheus Biosciences Inc
(a),(e)
1,490 39
Reata Pharmaceuticals Inc
(e)
187 5
Reneo Pharmaceuticals Inc
(e)
239 1
Rhythm Pharmaceuticals Inc
(e)
2,571 16
Spero Therapeutics Inc
(e)
133 1
Supernus Pharmaceuticals Inc
(e)
2,819 79
Syros Pharmaceuticals Inc
(e)
1,789 2
Taro Pharmaceutical Industries Ltd
(e)
45,900 1,802
Tonix Pharmaceuticals Holding Corp
(e)
27,391 4
Trevena Inc
(e)
6,302 2
USANA Health Sciences Inc
(e)
19,400 1,487
Vanda Pharmaceuticals Inc
(e)
183,845 1,824
Vaxcyte Inc
(e)
1,724 42
Zogenix Inc
(e),(f)
4,885 4
$ 8,822
Pipelines - 0.21%
Equitrans Midstream Corp 286,078 2,249
Golar LNG Ltd
(e)
5,782 129
Kinetik Holdings Inc 172 12
$ 2,390
Private Equity - 0.00%
Chicago Atlantic Real Estate Finance Inc 339 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0.38%
Angel Oak Mortgage Inc 544 $ 9
Douglas Elliman Inc 3,541 21
FRP Holdings Inc
(e)
387 22
Kennedy-Wilson Holdings Inc 6,790 153
Legacy Housing Corp
(e)
490 9
Marcus & Millichap Inc 1,212 54
McGrath RentCorp 438 36
Radius Global Infrastructure Inc
(e)
4,095 51
RE/MAX Holdings Inc 83,376 1,956
Realogy Holdings Corp
(e)
6,557 72
RMR Group Inc/The 70,596 1,926
$ 4,309
REITs - 2.25%
Acadia Realty Trust 4,986 104
AFC Gamma Inc 29,510 473
Agree Realty Corp 4,005 272
Alexander & Baldwin Inc 4,139 88
Alexander's Inc 8,200 2,035
American Assets Trust Inc 2,867 105
Apartment Investment and Management Co
(e)
8,555 54
Apollo Commercial Real Estate Finance Inc 7,988 96
Apple Hospitality REIT Inc 12,254 217
Arbor Realty Trust Inc 8,224 141
Ares Commercial Real Estate Corp 2,510 38
Armada Hoffler Properties Inc 3,793 51
ARMOUR Residential REIT Inc 44,665 327
Ashford Hospitality Trust Inc
(e)
971 7
Blackstone Mortgage Trust Inc 8,955 269
Braemar Hotels & Resorts Inc 69,862 424
Brandywine Realty Trust 9,661 113
BrightSpire Capital Inc 4,885 41
Broadmark Realty Capital Inc 45,198 353
Broadstone Net Lease Inc 8,994 186
BRT Apartments Corp 670 15
CareTrust REIT Inc 5,542 90
CatchMark Timber Trust Inc 803 7
Centerspace 815 75
Chatham Lodging Trust
(e)
2,721 39
Chimera Investment Corp 13,468 135
City Office REIT Inc 2,451 36
Clipper Realty Inc 240 2
Community Healthcare Trust Inc 489 18
Corporate Office Properties Trust 6,455 172
CTO Realty Growth Inc 339 22
DiamondRock Hospitality Co
(e)
11,908 126
DigitalBridge Group Inc
(e)
27,738 193
Diversified Healthcare Trust 13,635 31
Dynex Capital Inc 54,409 883
Easterly Government Properties Inc 38,093 725
Ellington Financial Inc 3,074 50
Empire State Realty Trust Inc 8,213 71
Equity Commonwealth
(e)
6,193 162
Essential Properties Realty Trust Inc 6,921 166
Farmland Partners Inc 1,639 24
Four Corners Property Trust Inc 4,413 121
Franklin BSP Realty Trust Inc 2,054 27
Franklin Street Properties Corp 5,803 30
GEO Group Inc/The
(e)
6,766 44
Getty Realty Corp 2,325 63
Gladstone Commercial Corp 1,518 32
Gladstone Land Corp 727 26
Global Medical REIT Inc 3,436 51
Global Net Lease Inc 5,960 84
Granite Point Mortgage Trust Inc 49,452 481
Great Ajax Corp 73,215 682
Healthcare Realty Trust Inc 39,156 1,060
Hersha Hospitality Trust
(e)
1,852 18
Independence Realty Trust Inc 12,579 343
Indus Realty Trust Inc 83 6

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Industrial Logistics Properties Trust 3,730 $ 60
Innovative Industrial Properties Inc 689 100
Invesco Mortgage Capital Inc 17,917 31
iStar Inc 48,977 825
Kite Realty Group Trust 12,357 276
KKR Real Estate Finance Trust Inc 2,017 38
Ladder Capital Corp 6,525 74
LTC Properties Inc 2,235 74
LXP Industrial Trust 15,912 200
Macerich Co/The 12,224 153
MFA Financial Inc 61,106 871
National Health Investors Inc 2,491 128
Necessity Retail REIT Inc/The 6,718 50
NETSTREIT Corp 2,277 49
New York Mortgage Trust Inc 338,011 1,088
NexPoint Residential Trust Inc 1,033 92
Office Properties Income Trust 2,735 59
One Liberty Properties Inc 921 26
Orchid Island Capital Inc 7,763 22
Outfront Media Inc 6,636 170
Paramount Group Inc 10,628 101
Pebblebrook Hotel Trust 93,800 2,291
PennyMac Mortgage Investment Trust 4,519 69
Phillips Edison & Co Inc 5,690 193
Physicians Realty Trust 12,601 216
Piedmont Office Realty Trust Inc 26,181 422
Plymouth Industrial REIT Inc 1,784 43
Postal Realty Trust Inc 953 16
PotlatchDeltic Corp 3,774 209
Preferred Apartment Communities Inc 2,965 74
PS Business Parks Inc 174 33
Ready Capital Corp 3,828 56
Redwood Trust Inc 6,491 63
Retail Opportunity Investments Corp 6,794 127
RLJ Lodging Trust 9,416 132
RPT Realty 4,783 64
Ryman Hospitality Properties Inc
(e)
253 24
Sabra Health Care REIT Inc 13,054 152
Safehold Inc 390 17
Saul Centers Inc 68 3
Seritage Growth Properties
(e)
180,285 1,785
Service Properties Trust 9,427 77
SITE Centers Corp 9,864 157
STAG Industrial Inc 26,116 974
Summit Hotel Properties Inc
(e)
5,905 58
Sunstone Hotel Investors Inc
(e)
12,395 152
Tanger Factory Outlet Centers Inc 4,246 68
Terreno Realty Corp 4,199 305
TPG RE Finance Trust Inc 63,783 673
Two Harbors Investment Corp 19,668 95
UMH Properties Inc 348 8
Uniti Group Inc 29,826 369
Universal Health Realty Income Trust 54 3
Urban Edge Properties 6,591 123
Urstadt Biddle Properties Inc 20,299 352
Veris Residential Inc
(e)
5,044 81
Washington Real Estate Investment Trust 4,820 116
Whitestone REIT 2,625 32
Xenia Hotels & Resorts Inc
(e)
6,486 125
$ 25,748
Retail - 5.31%
Abercrombie & Fitch Co
(e)
2,917 101
Academy Sports & Outdoors Inc 20,320 759
American Eagle Outfitters Inc 51,700 781
America's Car-Mart Inc/TX
(e)
57 5
Asbury Automotive Group Inc
(e)
12,373 2,273
Barnes & Noble Education Inc
(e)
2,579 8
Bassett Furniture Industries Inc 33,228 550
Beacon Roofing Supply Inc
(e)
130,943 7,808
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Bed Bath & Beyond Inc
(a),(e)
4,898 $ 67
Big 5 Sporting Goods Corp
(a)
74,911 1,083
Big Lots Inc 1,719 53
Biglari Holdings Inc
(e)
45 6
BJ's Restaurants Inc
(e)
92 3
BJ's Wholesale Club Holdings Inc
(e)
6,776 436
BlueLinx Holdings Inc
(e)
22,600 1,507
Brinker International Inc
(e)
42,600 1,548
Buckle Inc/The 88 3
CarLotz Inc
(a),(e)
4,049 4
Carrols Restaurant Group Inc 1,906 3
Cato Corp/The 123,454 1,673
Chico's FAS Inc
(e)
5,529 29
Chuy's Holdings Inc
(e)
615 15
Clean Energy Fuels Corp
(e)
8,908 52
Conn's Inc
(e)
1,037 16
Container Store Group Inc/The
(e)
1,809 14
Dave & Buster's Entertainment Inc
(e)
1,337 61
Denny's Corp
(e)
870 11
Designer Brands Inc 42,200 583
Dillard's Inc 309 94
Dine Brands Global Inc 7,600 545
El Pollo Loco Holdings Inc
(e)
95,809 1,021
Fiesta Restaurant Group Inc
(e)
1,014 7
First Watch Restaurant Group Inc
(e)
204 3
FirstCash Holdings Inc 8,890 710
Foot Locker Inc 48,800 1,430
Franchise Group Inc 23,303 869
Genesco Inc
(e)
34,815 2,160
GMS Inc
(e)
2,434 117
Group 1 Automotive Inc 12,480 2,173
Guess? Inc 2,009 45
Haverty Furniture Cos Inc 85,348 2,120
Hibbett Inc 39,224 1,693
Jack in the Box Inc 18,341 1,518
Kirkland's Inc
(a),(e)
199,000 1,439
La-Z-Boy Inc 86,514 2,273
Lazydays Holdings Inc
(e)
16,628 323
LL Flooring Holdings Inc
(e)
36,371 502
Macy's Inc 17,205 416
MarineMax Inc
(e)
33,382 1,366
Movado Group Inc 891 32
Nu Skin Enterprises Inc 27,679 1,180
ODP Corp/The
(e)
49,790 2,142
PC Connection Inc 30,809 1,525
PetMed Express Inc
(a)
47,254 1,034
Portillo's Inc
(a),(e)
401 8
Potbelly Corp
(e)
86,000 554
PriceSmart Inc 1,297 103
Regis Corp
(a),(e)
295 —
Rite Aid Corp
(a),(e)
3,177 20
Rush Enterprises Inc - Class A 143,481 7,300
Rush Enterprises Inc - Class B 362 18
Shift Technologies Inc
(a),(e)
2,732 4
Shoe Carnival Inc 85 3
Signet Jewelers Ltd 661 46
Sonic Automotive Inc 48,833 2,077
Sweetgreen Inc
(a),(e)
209 6
Tilly's Inc 50,164 442
TravelCenters of America Inc
(e)
726 28
Vera Bradley Inc
(e)
329,899 2,029
Winmark Corp 126 26
World Fuel Services Corp 55,663 1,348
Zumiez Inc
(e)
20,209 741
$ 60,942
Savings & Loans - 1.51%
Axos Financial Inc
(e)
2,936 111
Banc of California Inc 3,150 57
Berkshire Hills Bancorp Inc 92,720 2,293

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Brookline Bancorp Inc 81,545 $ 1,179
Capitol Federal Financial Inc 7,464 72
Flushing Financial Corp 89,394 1,922
FS Bancorp Inc 16,622 488
Hingham Institution For Savings The 77 25
Home Bancorp Inc 16,228 622
HomeTrust Bancshares Inc 852 23
Northfield Bancorp Inc 55,977 733
Northwest Bancshares Inc 7,030 89
OceanFirst Financial Corp 123,726 2,317
Pacific Premier Bancorp Inc 4,543 143
Provident Financial Services Inc 69,872 1,547
Southern Missouri Bancorp Inc 16,568 699
Territorial Bancorp Inc 24,468 556
Washington Federal Inc 83,408 2,538
Waterstone Financial Inc 93,943 1,509
WSFS Financial Corp 9,876 396
$ 17,319
Semiconductors - 1.87%
Alpha & Omega Semiconductor Ltd
(e)
218 9
Amkor Technology Inc 19,593 368
Arteris Inc
(e)
169 2
AXT Inc
(e)
2,253 13
Cohu Inc
(e)
363 10
Diodes Inc
(e)
17,964 1,312
EMCORE Corp
(e)
1,812 6
FormFactor Inc
(e)
564 22
MKS Instruments Inc 75,630 8,620
Onto Innovation Inc
(e)
1,906 136
Photronics Inc
(e)
111,696 1,674
Rambus Inc
(e)
230,917 5,753
SkyWater Technology Inc
(a),(e)
71 —
Ultra Clean Holdings Inc
(e)
110,995 3,460
Veeco Instruments Inc
(e)
2,858 66
$ 21,451
Software - 0.61%
Agilysys Inc
(e)
124 5
Alkami Technology Inc
(e)
22,545 295
Allscripts Healthcare Solutions Inc
(e)
6,944 144
American Software Inc/GA 414 7
Asana Inc
(e)
328 9
AvidXchange Holdings Inc
(e)
248 2
Benefitfocus Inc
(e)
373 4
BM Technologies Inc
(a),(e)
32,810 249
Bottomline Technologies DE Inc
(e)
2,080 118
Computer Programs and Systems Inc
(e)
818 26
Convey Health Solutions Holdings Inc
(e)
300 2
CS Disco Inc
(e)
493 15
CSG Systems International Inc 7,876 484
Daily Journal Corp
(e)
69 18
DarioHealth Corp
(a),(e)
844 4
Digi International Inc
(e)
1,936 37
DigitalOcean Holdings Inc
(e)
153 6
Donnelley Financial Solutions Inc
(e)
1,588 47
E2open Parent Holdings Inc
(e)
11,363 88
Ebix Inc 41,821 1,246
eGain Corp
(e)
16,799 174
Enfusion Inc
(e)
323 4
EngageSmart Inc
(e)
237 5
Envestnet Inc
(e)
200 16
EverCommerce Inc
(e)
408 5
Evolent Health Inc
(e)
3,637 100
Forian Inc
(a),(e)
171 1
Genius Brands International Inc
(a),(e)
16,015 11
GTY Technology Holdings Inc
(e)
1,876 11
HireRight Holdings Corp
(e)
710 12
Inseego Corp
(a),(e)
3,842 11
Instructure Holdings Inc
(e)
557 10
Intapp Inc
(a),(e)
187 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Kaltura Inc
(e)
1,511 $ 2
ManTech International Corp/VA 13,861 1,113
MeridianLink Inc
(a),(e)
308 5
Model N Inc
(e)
163 4
NantHealth Inc
(e)
1,363 1
NextGen Healthcare Inc
(e)
3,189 60
ON24 Inc
(e)
535 7
Outbrain Inc
(e)
745 7
PDF Solutions Inc
(e)
1,730 40
PowerSchool Holdings Inc
(e)
23,945 363
Rackspace Technology Inc
(a),(e)
871 9
Smith Micro Software Inc
(a),(e)
2,733 8
Society Pass Inc
(a),(e)
142 —
UserTesting Inc
(a),(e)
173 1
Verint Systems Inc
(e)
3,681 201
Verra Mobility Corp
(e)
41,500 582
Weave Communications Inc
(e)
97 1
Xperi Holding Corp 92,528 1,443
$ 7,018
Supranational Bank - 0.00%
Banco Latinoamericano de Comercio Exterior SA 1,783 26
Telecommunications - 0.46%
A10 Networks Inc 43,182 617
ADTRAN Inc 2,579 45
Anterix Inc
(e)
451 23
ATN International Inc 645 26
Aviat Networks Inc
(e)
621 19
Calix Inc
(e)
545 22
Casa Systems Inc
(a),(e)
142,300 697
CommScope Holding Co Inc
(e)
132,400 798
Consolidated Communications Holdings Inc
(e)
4,185 25
Credo Technology Group Holding Ltd
(e)
345 4
DZS Inc
(e)
589 7
EchoStar Corp
(e)
2,131 50
Globalstar Inc
(e)
4,472 5
Gogo Inc
(a),(e)
3,150 58
Harmonic Inc
(e)
4,177 35
IDT Corp - Class B
(e)
203 5
InterDigital Inc 1,062 60
Iridium Communications Inc
(e)
1,660 59
KVH Industries Inc
(e)
930 7
Maxar Technologies Inc 4,118 133
NeoPhotonics Corp
(e)
2,944 45
NETGEAR Inc
(e)
67,053 1,455
Ooma Inc
(e)
557 7
Plantronics Inc
(e)
1,410 56
Preformed Line Products Co 13,089 779
Ribbon Communications Inc
(e)
4,106 14
Shenandoah Telecommunications Co 1,832 37
Telephone and Data Systems Inc 5,752 105
United States Cellular Corp
(e)
889 26
Viavi Solutions Inc
(e)
1,492 21
$ 5,240
Textiles - 0.01%
UniFirst Corp/MA 859 148
Transportation - 2.65%
Air Transport Services Group Inc
(e)
3,358 105
ArcBest Corp 1,446 104
Atlas Air Worldwide Holdings Inc
(e)
17,065 1,176
Costamare Inc 3,030 41
Covenant Logistics Group Inc 712 15
DHT Holdings Inc 85,712 482
Dorian LPG Ltd 1,426 21
Eagle Bulk Shipping Inc 510 32
Forward Air Corp 15,100 1,464
Frontline Ltd/Bermuda
(a),(e)
6,999 58
Genco Shipping & Trading Ltd 1,843 41
Heartland Express Inc 104,037 1,436
Hub Group Inc
(e)
6,060 407

Schedule of Investments
SmallCap Value Fund II
April 30, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
International Seaways Inc 2,638 $ 56
Kirby Corp
(e)
101,945 6,647
Landstar System Inc 51,820 8,027
Marten Transport Ltd 3,416 59
Matson Inc 29,013 2,496
Nordic American Tankers Ltd
(a)
9,571 24
PAM Transportation Services Inc
(e)
346 10
Radiant Logistics Inc
(e)
2,258 13
Safe Bulkers Inc 173,579 714
Saia Inc
(e)
21,925 4,516
Schneider National Inc 24,600 581
Scorpio Tankers Inc 2,799 69
SFL Corp Ltd 82,665 820
Teekay Corp
(e)
4,035 13
Teekay Tankers Ltd
(e)
1,388 22
Universal Logistics Holdings Inc 129 3
US Xpress Enterprises Inc
(e)
1,567 5
Werner Enterprises Inc 22,725 901
Yellow Corp
(e)
2,775 12
$ 30,370
Trucking & Leasing - 1.21%
GATX Corp 114,695 11,858
Greenbrier Cos Inc/The 46,359 1,980
Willis Lease Finance Corp
(e)
162 5
$ 13,843
Water - 0.04%
American States Water Co 1,016 80
Aris Water Solution Inc 612 10
Artesian Resources Corp 472 22
California Water Service Group 3,003 156
Middlesex Water Co 623 55
SJW Group 1,589 94
York Water Co/The 288 11
$ 428
TOTAL COMMON STOCKS $ 1,103,133
Total Investments $ 1,155,123
Other Assets and Liabilities -  (0.74)% (8,434)
TOTAL NET ASSETS - 100.00% $ 1,146,689
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,243 or 0.63% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,702 or
0.67% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25.06%
Industrial 15.80%
Consumer, Cyclical 14.32%
Consumer, Non-cyclical 13.46%
Energy 9.32%
Technology 7.44%
Basic Materials 5.32%
Money Market Funds 4.39%
Utilities 3.72%
Communications 1.76%
Investment Companies 0.15%
Government 0.00%
Other Assets and Liabilities
(0.74)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2021 Purchases Sales April 30, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.27% $ 22,956 $ 318,776 $ 293,611 $ 48,121
$ 22,956 $ 318,776 $ 293,611 $ 48,121
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.27% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2022 Long 52 $ 4,839 $ (303)
Total $ (303)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .19 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .19%
iShares National Muni Bond ETF 15,528 $ 1,657
iShares Short-Term National Muni Bond ETF 27,374 2,838
JPMorgan Ultra-Short Municipal Income ETF 51,099 2,582
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
4,997 264
VanEck High Yield Muni ETF 21,363 1,174
$ 8,515
TOTAL INVESTMENT COMPANIES $ 8,515
MUNICIPAL BONDS - 100 .32%
Principal
Amount (000's) Value (000's)
Alabama - 2 .04%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 3,500 $ 3,891
5.00%, 09/01/2046 4,000 4,343
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,011
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
929 892
5.25%, 05/01/2044
(a)
2,500 2,461
$ 14,598
Arizona - 1 .18%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 428
Chandler Industrial Development Authority
2.70%, 12/01/2037
(b)
1,300 1,300
Navajo Nation
5.50%, 12/01/2030
(a)
1,240 1,298
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 5,420
$ 8,446
California - 8 .61%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,030
California Community Choice Financing
Authority
4.00%, 02/01/2052
(b)
5,000 5,073
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,691 1,837
California Housing Finance Agency (credit
support from Federal Home Loan Mortgage
Corporation Collateral )
3.75%, 03/25/2035
(d)
7,175 7,279
California Municipal Finance Authority
4.00%, 07/15/2029 2,700 2,606
5.00%, 05/15/2033 1,000 1,066
5.00%, 05/15/2034 600 640
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,438
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,063
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2032
(d)
2,420 2,681
City of Los Angeles Department of Airports
4.00%, 05/15/2037 1,000 1,030
5.00%, 05/15/2028 2,000 2,187
5.00%, 05/15/2035
(c)
1,846 2,044
5.00%, 05/15/2036
(c)
1,647 1,821
5.00%, 05/15/2037
(c)
877 948
5.00%, 05/15/2039
(c)
612 658
5.00%, 05/15/2044
(c)
1,682 1,779
5.00%, 05/15/2044
(c)
754 806
5.00%, 05/15/2044
(c)
112 119
5.00%, 05/15/2047
(c)
714 749
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
(continued)
5.25%, 05/15/2048
(c)
$ 408 $ 437
Golden State Tobacco Securitization Corp
5.00%, 06/01/2047 2,840 2,848
5.30%, 06/01/2037 715 717
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,390
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,150 1,213
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,408
San Diego County Regional Airport Authority
5.00%, 07/01/2029 410 450
5.00%, 07/01/2030 480 529
5.00%, 07/01/2031 500 548
5.00%, 07/01/2032 455 498
5.00%, 07/01/2033 500 546
5.00%, 07/01/2034 415 453
5.00%, 07/01/2035 300 327
5.00%, 07/01/2037 450 489
5.00%, 07/01/2038 500 543
5.00%, 07/01/2040 65 70
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,518
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,598
State of California
5.00%, 08/01/2028 2,000 2,254
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,038
$ 61,728
Colorado - 4 .55%
Board of Water Commissioners City & County of
Denver/The
5.00%, 12/15/2028 5,385 6,166
Colorado Health Facilities Authority
4.00%, 11/15/2043 6,280 6,151
Colorado Housing and Finance Authority (credit
support from Ginnie Mae Collateral )
0.41%, 11/01/2041
(b),(d)
1,180 1,180
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,216
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,041
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,180 1,206
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,022
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
2,317 2,461
4.00%, 12/15/2036
(c),(d)
6,180 6,495
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 988
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 979
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,466
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,283
$ 32,654

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut - 0 .85%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
$ 4,000 $ 4,075
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,012
$ 6,087
District of Columbia - 2 .46%
District of Columbia
5.00%, 03/01/2029 2,000 2,284
5.00%, 02/01/2031 2,650 3,103
Metropolitan Washington Airports Authority
Aviation Revenue
5.00%, 10/01/2033 10,135 11,212
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,076
$ 17,675
Florida - 5 .05%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,209
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,769
County of Miami-Dade Seaport Department
4.00%, 10/01/2050 1,500 1,454
Florida Development Finance Corp
0.30%, 12/01/2056
(b)
2,150 2,144
3.00%, 06/01/2032 4,500 4,162
7.38%, 01/01/2049
(a)
6,750 6,901
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,001 7,335
Hillsborough County Aviation Authority
5.00%, 10/01/2047 2,000 2,151
Orange County School Board
5.00%, 08/01/2032 5,000 5,827
Village Community Development District No 13
2.63%, 05/01/2024 370 364
3.00%, 05/01/2029 980 927
$ 36,243
Georgia - 2 .78%
Development Authority of Appling County
1.50%, 01/01/2038
(b)
2,500 2,409
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
3,310 3,320
5.00%, 01/01/2054
(a)
1,000 953
Georgia Ports Authority
5.00%, 07/01/2036 2,850 3,290
Main Street Natural Gas Inc
4.00%, 08/01/2052
(a),(b)
10,000 9,970
$ 19,942
Illinois - 12 .59%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,167
5.25%, 01/01/2037 4,000 4,330
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2028 2,000 2,197
5.00%, 06/01/2029 1,250 1,387
Chicago Transit Authority Sales Tax Receipts
Fund
5.00%, 12/01/2046 4,000 4,284
City of Chicago IL
5.25%, 01/01/2029 2,000 2,101
5.50%, 01/01/2049 1,000 1,074
6.00%, 01/01/2038 2,965 3,244
7.46%, 02/15/2026 510 474
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 $ 1,000 $ 1,059
5.00%, 01/01/2032 1,000 1,058
5.00%, 01/01/2033 2,625 2,776
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,049
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,706
Illinois Finance Authority
0.00%, 12/01/2042
(e),(f)
439 —
0.54%, 06/01/2043
(b)
5,125 5,125
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 900 945
5.00%, 06/15/2029 1,000 1,052
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,700 3,046
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 5,583
5.00%, 01/01/2040
(c)
2,009 2,137
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 700 722
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
4.00%, 12/15/2042
(d)
5,000 4,863
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,615
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 5,467
5.00%, 12/01/2038 1,500 1,707
5.25%, 12/01/2032 1,500 1,775
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,097
5.00%, 01/01/2048 3,000 3,198
5.25%, 01/01/2048 1,250 1,356
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 1,765
5.00%, 01/01/2037
(d)
2,000 2,217
State of Illinois
5.00%, 11/01/2028 4,590 4,929
5.00%, 11/01/2029 2,415 2,579
5.00%, 12/01/2032 1,000 1,051
5.00%, 03/01/2046 3,500 3,662
5.50%, 07/01/2027 3,410 3,514
5.50%, 01/01/2030 500 561
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 134
$ 90,306
Indiana - 0 .65%
City of Whiting IN
3.00%, 11/01/2051 2,955 2,251
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,688
Town of Shoals IN
7.25%, 11/01/2043 700 723
$ 4,662
Kentucky - 1 .76%
County of Trimble KY
1.30%, 09/01/2044
(b)
1,000 841

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Kentucky (continued)
Kentucky Municipal Power Agency
5.00%, 09/01/2035 $ 1,080 $ 1,184
Kentucky Public Energy Authority
4.00%, 01/01/2049
(b)
3,000 3,061
Kentucky Turnpike Authority
5.00%, 07/01/2032 6,550 7,525
$ 12,611
Louisiana - 2 .80%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 4,485 4,377
4.40%, 11/01/2044
(a)
2,000 1,839
5.50%, 11/01/2039
(a)
2,595 2,695
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(b)
3,320 3,277
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,059
6.10%, 12/01/2040
(a),(b)
1,000 1,136
Parish of St John the Baptist LA
2.00%, 06/01/2037
(b)
5,750 5,682
$ 20,065
Maine - 0 .26%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,856
Maryland - 0 .56%
State of Maryland
5.00%, 08/01/2030 3,450 4,028
Massachusetts - 1 .24%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,296
Massachusetts Development Finance Agency
5.00%, 11/15/2032
(g)
3,000 3,636
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 820 821
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,098
5.00%, 07/01/2035 1,000 1,075
$ 8,926
Michigan - 2 .09%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,081
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,112
5.00%, 05/01/2037
(d)
1,000 1,111
5.00%, 05/01/2038
(d)
2,000 2,219
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,660 2,760
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,062
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,350
Michigan Strategic Fund
4.00%, 10/01/2061
(b)
1,200 1,225
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,054
$ 14,974
Mississippi - 0 .54%
County of Lowndes MS
2.65%, 04/01/2037
(b)
3,000 2,903
Mississippi Business Finance Corp
2.20%, 03/01/2027
(b)
1,000 978
$ 3,881
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Missouri - 0 .78%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 $ 1,285 $ 1,409
5.00%, 07/01/2044 1,100 1,182
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,708
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,322
$ 5,621
Montana - 1 .03%
County of Gallatin MT
4.00%, 10/15/2041
(a)
5,000 4,291
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
1,060 1,064
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,013
$ 7,368
Nebraska - 0 .14%
Lincoln Airport Authority
4.00%, 07/01/2035 1,000 1,022
Nevada - 1 .87%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,604 9,405
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,029
$ 13,434
New Hampshire - 2 .71%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(b)
6,750 6,589
3.75%, 07/01/2045
(a),(b)
1,000 866
4.00%, 11/01/2027
(a)
1,000 991
4.13%, 01/20/2034 9,685 9,984
4.88%, 11/01/2042
(a)
1,000 989
$ 19,419
New Jersey - 5 .86%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 780
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 811
5.75%, 04/01/2031 1,005 953
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,098
5.25%, 06/15/2034 2,250 2,380
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(d)
680 799
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,169
5.00%, 01/01/2048 3,000 3,078
State of New Jersey
4.00%, 06/01/2030 2,100 2,198
4.00%, 06/01/2031 9,160 9,565
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 4,751
5.00%, 06/01/2046 7,000 7,354
5.00%, 06/01/2046 2,000 2,087
$ 42,023
New Mexico - 0 .07%
City of Farmington NM
2.15%, 04/01/2033 600 495

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 7 .29%
Metropolitan Transportation Authority
4.00%, 11/15/2045 $ 1,000 $ 963
5.00%, 11/15/2025 400 426
5.00%, 11/15/2032 1,000 1,075
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,111
New York City Municipal Water Finance
Authority
4.00%, 06/15/2037 2,800 2,836
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,315
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 774
5.00%, 06/01/2041 400 417
New York State Bridge Authority
4.00%, 01/01/2040 150 156
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 1,805
5.00%, 07/01/2033 1,200 1,312
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 140
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 984
4.00%, 12/01/2042 1,000 931
4.00%, 04/30/2053 1,000 952
5.00%, 12/01/2027 1,000 1,074
5.00%, 12/01/2028 2,350 2,527
5.00%, 01/01/2032 7,200 7,548
5.00%, 10/01/2035 2,000 2,114
5.00%, 12/01/2035 2,850 3,033
5.00%, 01/01/2036 3,200 3,339
5.00%, 10/01/2040 2,000 2,094
5.00%, 12/01/2041 1,000 1,044
5.25%, 01/01/2050 3,125 3,215
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,285
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 57
Westchester County Local Development Corp
5.00%, 07/01/2041
(a)
1,475 1,412
5.00%, 11/01/2046 2,400 2,551
5.00%, 07/01/2056
(a)
2,000 1,818
$ 52,308
North Carolina - 1 .21%
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,066
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,396
Raleigh Durham Airport Authority
5.00%, 05/01/2031 1,750 1,927
5.00%, 05/01/2034 1,150 1,255
$ 8,644
Ohio - 2 .44%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 3,000 2,943
5.00%, 06/01/2055 5,750 5,592
City of Cincinnati OH
5.00%, 12/01/2032 815 817
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,482
5.00%, 01/01/2046 2,500 2,544
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(a)
1,000 755
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(a)
$ 1,000 $ 964
4.50%, 01/15/2048
(a)
850 835
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(a)
2,000 1,584
$ 17,516
Oklahoma - 0 .16%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,123
Oregon - 0 .32%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 73
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 2,260 2,244
$ 2,317
Pennsylvania - 7 .02%
Allegheny County Airport Authority
5.00%, 01/01/2056 460 484
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 1,030
5.13%, 05/01/2030 1,630 1,738
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,112
5.00%, 02/01/2039 1,000 1,110
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,255
5.00%, 06/01/2033 2,000 2,164
Lancaster Industrial Development Authority
4.00%, 07/01/2046 1,175 1,043
4.00%, 07/01/2051 1,000 861
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(b)
2,000 1,943
Pennsylvania Economic Development Financing
Authority
0.30%, 04/01/2049
(b)
2,750 2,741
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,262
5.00%, 12/01/2036 1,725 1,880
5.25%, 12/01/2044 5,000 5,590
Sports & Exhibition Authority of Pittsburgh and
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2028
(d),(g)
1,375 1,514
5.00%, 02/01/2033
(d)
4,000 4,563
5.00%, 02/01/2034
(d)
5,895 6,702
5.00%, 02/01/2035
(d)
9,140 10,359
$ 50,351
Puerto Rico - 0 .87%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
171 156
0.00%, 07/01/2033
(e)
428 244
0.00%, 11/01/2043
(b),(e)
1,656 861
4.00%, 07/01/2033 333 309
4.00%, 07/01/2035 299 276
4.00%, 07/01/2037 257 231
4.00%, 07/01/2041 349 313
4.00%, 07/01/2046 363 318
5.25%, 07/01/2023 1,990 2,014
5.38%, 07/01/2025 371 383
5.63%, 07/01/2027 367 389
5.63%, 07/01/2029 361 389
5.75%, 07/01/2031 351 383
$ 6,266

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina - 1 .11%
County of Berkeley SC
0.57%, 03/01/2029
(b)
$ 750 $ 750
County of Darlington SC
0.57%, 08/01/2029
(b)
1,000 1,000
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,498
6.00%, 06/01/2031
(a)
1,000 902
6.25%, 06/01/2040
(a)
2,000 1,711
6.50%, 06/01/2051
(a)
2,500 2,079
$ 7,940
South Dakota - 0 .21%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
1,500 1,474
Tennessee - 1 .68%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,825
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 829
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2044 5,000 5,333
Tennergy Corp/TN
5.00%, 02/01/2050
(b)
1,000 1,042
$ 12,029
Texas - 8 .60%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,892
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,329
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 5,247
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,055
6.63%, 07/15/2038 2,000 2,008
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,137
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,015
Matagorda County Navigation District No 1
2.60%, 11/01/2029 2,600 2,410
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 2,675
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,043
Port Beaumont Navigation District
2.75%, 01/01/2036
(a)
1,000 805
2.88%, 01/01/2041
(a)
1,000 739
3.63%, 01/01/2035
(a)
4,535 4,106
4.00%, 01/01/2050
(a)
500 418
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,188
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2028 5,000 5,348
5.00%, 12/15/2032 2,200 2,390
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 10,050 10,763
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2032 $ 2,450 $ 2,505
5.00%, 12/31/2032 4,000 4,373
7.00%, 12/31/2038 1,000 1,058
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,086
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 1,019
$ 61,709
Utah - 1 .15%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,043
5.00%, 10/15/2032 4,385 4,469
5.00%, 10/15/2037 1,500 1,507
5.38%, 10/15/2040 1,200 1,231
$ 8,250
Virginia - 2 .60%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,053
6.00%, 07/01/2044 1,000 1,044
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,660
5.00%, 10/01/2039 1,500 1,657
Hampton Roads Transportation Accountability
Commission
5.00%, 07/01/2022 4,000 4,023
King George County Economic Development
Authority
2.50%, 06/01/2023
(b)
1,600 1,597
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,380
Virginia Public School Authority
5.00%, 08/01/2030 3,535 4,042
Virginia Small Business Financing Authority
3.00%, 01/01/2041
(g)
1,500 1,190
4.00%, 01/01/2039
(g)
1,000 976
$ 18,622
Washington - 1 .65%
Port of Seattle WA
5.00%, 04/01/2029 5,250 5,772
Washington State Housing Finance Commission
3.50%, 12/20/2035 6,623 6,043
$ 11,815
West Virginia - 0 .17%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(b)
1,250 1,256
Wisconsin - 1 .37%
Public Finance Authority
4.00%, 09/30/2051 2,500 2,354
5.00%, 01/01/2024 2,500 2,587
5.00%, 12/01/2025 3,000 3,208
5.00%, 10/01/2043
(a)
1,500 1,512

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Wisconsin Housing & Economic Development
Authority
0.44%, 11/01/2030
(b)
$ 155 $ 155
$ 9,816
TOTAL MUNICIPAL BONDS $ 719,500
Total Investments $ 728,015
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.15)%
Notes with interest rates of 0.47% - 0.63% at
April 30, 2022 and contractual maturities of
collateral from 2023-2036.
(h)
$ (22,582) (22,582)
Total Net Investments $ 705,433
Other Assets and Liabilities -  1.64% 11,757
TOTAL NET ASSETS - 100.00% $ 717,190
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $67,608 or 9.43% of net assets.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security purchased on a when-issued basis.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2022.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 76 .56%
Insured 9 .87%
General Obligation Unlimited 8 .73%
Prerefunded 1 .59%
General Obligation Limited 1 .32%
Investment Companies 1 .19%
Certificate Participation 0 .87%
Tax Allocation 0 .56%
Special Assessment 0 .43%
Special Tax 0 .27%
Notes 0 .12%
Liability For Floating Rate Notes Issued ( 3 .15 ) %
Other Assets and Liabilities
1 .64%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
April 30, 2022 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2022(b) $ 11 .02 $ 0 .12 ( $ 1 .15 ) ( $ 1 .03 ) ( $ 0 .12 ) ( $ 0 .12 ) $ 9 .87
2021 10 .85 0 .24 0 .17 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .02
2020 10 .80 0 .25 0 .01 0 .26 ( 0 .21 ) ( 0 .21 ) 10 .85
2019 10 .10 0 .32 0 .67 0 .99 ( 0 .29 ) ( 0 .29 ) 10 .80
2018 10 .53 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .33 ) ( 0 .33 ) 10 .10
2017 10 .68 0 .36 ( 0 .17 ) 0 .19 ( 0 .34 ) ( 0 .34 ) 10 .53
Class C shares
2022(b) 11 .05 0 .08 ( 1 .17 ) ( 1 .09 ) ( 0 .07 ) ( 0 .07 ) 9 .89
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
2020 10 .82 0 .16 0 .01 0 .17 ( 0 .12 ) ( 0 .12 ) 10 .87
2019 10 .12 0 .24 0 .66 0 .90 ( 0 .20 ) ( 0 .20 ) 10 .82
2018 10 .55 0 .27 ( 0 .46 ) ( 0 .19 ) ( 0 .24 ) ( 0 .24 ) 10 .12
2017 10 .70 0 .28 ( 0 .18 ) 0 .10 ( 0 .25 ) ( 0 .25 ) 10 .55
Institutional shares
2022(b) 11 .03 0 .14 ( 1 .16 ) ( 1 .02 ) ( 0 .13 ) ( 0 .13 ) 9 .88
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03
2020 10 .81 0 .28 0 .01 0 .29 ( 0 .24 ) ( 0 .24 ) 10 .86
2019 10 .10 0 .35 0 .68 1 .03 ( 0 .32 ) ( 0 .32 ) 10 .81
2018 10 .54 0 .38 ( 0 .46 ) ( 0 .08 ) ( 0 .36 ) ( 0 .36 ) 10 .10
2017 10 .68 0 .39 ( 0 .17 ) 0 .22 ( 0 .36 ) ( 0 .36 ) 10 .54

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 9 .51 ) % (c) ,(d) ,(e) $ 371,862 0 .76% (f) 0 .73% (f) ,(g) 2 .29% (f) 33 .5% (f)
3 .89 (d) ,(e) 471,777 0 .79 0 .76 (g) 2 .11 13 .2
2 .44 (e) 446,357 0 .79 0 .76 (g) 2 .29 40 .1
9 .94 (e) 420,656 0 .81 0 .78 (g) 3 .08 42 .3
( 1 .00 ) (e) 283,709 0 .83 0 .77 (g) 3 .45 49 .0
1 .82 (e) 292,217 0 .82 0 .77 (g) 3 .48 39 .8
( 9 .86 ) (c) ,(e) 31,343 1 .57 (f) 1 .54 (f) ,(g) 1 .48 (f) 33 .5 (f)
3 .05 (e) 39,213 1 .59 1 .56 (g) 1 .31 13 .2
1 .61 (e) 41,166 1 .60 1 .57 (g) 1 .49 40 .1
9 .01 (e) 41,462 1 .65 1 .62 (g) 2 .26 42 .3
( 1 .82 ) (e) 33,333 1 .67 1 .61 (g) 2 .62 49 .0
0 .99 (e) 39,252 1 .64 1 .59 (g) 2 .66 39 .8
( 9 .31 ) (c) 181,539 0 .51 (f) ,(h) 0 .48 (f) ,(g) ,(h) 2 .54 (f) 33 .5 (f)
4 .05 217,309 0 .54 (h) 0 .51 (g) ,(h) 2 .36 13 .2
2 .70 166,577 0 .54 (h) 0 .51 (g) ,(h) 2 .60 40 .1
10 .34 132,152 0 .54 (h) 0 .51 (g) ,(h) 3 .35 42 .3
( 0 .84 ) 96,073 0 .57 (h) 0 .51 (g) ,(h) 3 .71 49 .0
2 .15 90,691 0 .57 (h) 0 .52 (g) ,(h) 3 .68 39 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2022(b) $ 9.95 $ 0.07 ( $ 1 .01) ( $ 0.94) ( $ 0.10) ( $ 0.10) $ 8.91
2021 10.17 0.13 (0.16) (0.03) (0.19) (0.19) 9.95
2020 9.78 0.18 0.43 0.61 (0.22) (0.22) 10.17
2019 9.18 0.24 0.64 0.88 (0.28) (0.28) 9.78
2018 9.56 0.28 (0.37) (0.09) (0.29) (0.29) 9.18
2017 9.64 0.25 (0.05) 0.20 (0.28) (0.28) 9.56
Class C shares
2022(b) 10.02 0.03 (1.02) (0.99) (0.06) (0.06) 8.97
2021 10.24 0.05 (0.16) (0.11) (0.11) (0.11) 10.02
2020 9.85 0.10 0.43 0.53 (0.14) (0.14) 10.24
2019 9.23 0.16 0.66 0.82 (0.20) (0.20) 9.85
2018 9.62 0.21 (0.38) (0.17) (0.22) (0.22) 9.23
2017 9.69 0.18 (0.05) 0.13 (0.20) (0.20) 9.62
Class J shares
2022(b) 9.98 0.08 (1.03) (0.95) (0.10) (0.10) 8.93
2021 10.19 0.15 (0.15) – (0.21) (0.21) 9.98
2020 9.81 0.19 0.43 0.62 (0.24) (0.24) 10.19
2019 9.20 0.25 0 .65 0.90 (0.29) (0.29) 9.81
2018 9.59 0.30 (0.39) (0.09) (0.30) (0.30) 9.20
2017 9.66 0.27 (0.05) 0.22 (0.29) (0.29) 9.59
Institutional shares
2022(b) 9.99 0.08 (1.02) (0.94) (0.11) (0.11) 8.94
2021 10.20 0.16 (0.15) 0.01 (0.22) (0.22) 9.99
2020 9.81 0.20 0.44 0.64 (0.25) (0.25) 10.20
2019 9.20 0.27 0.65 0.92 (0.31) (0.31) 9.81
2018 9.59 0.31 (0.38) (0.07) (0.32) (0.32) 9.20
2017 9.66 0.29 (0.05) 0.24 (0.31) (0.31) 9.59
R-1 shares
2022(b) 9.99 0.05 (1.03) (0.98) (0.07) (0.07) 8 .94
2021 10.20 0.08 (0.15) (0.07) (0.14) (0.14) 9.99
2020 9.82 0.13 0.42 0.55 (0.17) ( 0 .17) 10.20
2019 9.21 0.20 0.65 0.85 (0.24) (0.24) 9.82
2018 9.59 0.24 (0.37) (0.13) (0.25) (0.25) 9.21
2017 9.67 0.21 (0.06) 0.15 (0.23) (0.23) 9.59

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.62) % (c),(d),(e) $ 234,924 0.76% (f) – % 1.47% (f) 14.9% (f)
(0.18) (d),(e) 293,606 0.78 – 1.30 15.8
6.32 (e) 337,294 0.82 – 1.77 21.0
9.73 (e) 261,383 0.88 – 2.52 19.8
(0.94) (e) 226,417 0.88 – 3.01 9.2
2.13 (e) 254,848 0.87 – 2.67 12.5
(9.94) (c),(e) 23,293 1.60 (f) – 0.63 (f) 14.9 (f)
(1.10) (e) 31,255 1.61 – 0.48 15.8
5.42 (e) 53,725 1.63 – 0.97 21.0
8.99 (e) 49,336 1.71 – 1.71 19.8
(1.82) (e) 52,031 1.67 – 2.21 9.2
1.40 (e) 62,012 1.68 – 1.86 12.5
(9.54) (c),(e) 92,131 0.62 (f),(g) 0.64 (f),(h) 1.61 (f) 14.9 (f)
(0.05) (e) 114,866 0.64 (g) 0.66 (h) 1.44 15.8
6.34 (e) 132,319 0.68 (g) 0.71 (h) 1.91 21.0
9.94 (e) 97,925 0.77 (g) 0.80 (h) 2.64 19.8
(0.91) (e) 85,102 0.74 (g) 0.77 (h) 3.15 9.2
2.38 (e) 95,945 0.73 (g) 0.76 (h) 2.81 12.5
(9.46) (c) 683,130 0.48 (f),(i) – 1.75 (f) 14.9 (f)
0.06 770,550 0.54 (i) – 1.55 15.8
6.56 674,265 0.58 (i) – 2.02 21.0
10.14 519,888 0.58 (i) – 2.82 19.8
(0.75) 413,469 0.58 (i) – 3.30 9.2
2.59 415,952 0.50 (i) – 3.06 12.5
(9.82) (c) 9,650 1.27 (f) – 0.97 (f) 14.9 (f)
(0.69) 11,332 1.29 – 0.79 15.8
5.65 12,967 1.33 – 1.28 21.0
9.28 15,209 1.36 – 2.07 19.8
(1.41) 16,422 1.36 – 2.53 9.2
1.63 19,397 1.36 – 2.19 12.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
R-3 shares
2022(b) $ 10 .01 $ 0 .06 ( $ 1 .02 ) ( $ 0 .96 ) ( $ 0 .09 ) ( $ 0 .09 ) $ 8 .96
2021 10 .22 0 .11 ( 0 .15 ) ( 0 .04 ) ( 0 .17 ) ( 0 .17 ) 10 .01
2020 9 .83 0 .16 0 .43 0 .59 ( 0 .20 ) ( 0 .20 ) 10 .22
2019 9 .22 0 .23 0 .64 0 .87 ( 0 .26 ) ( 0 .26 ) 9 .83
2018 9 .61 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .28 ) 9 .22
2017 9 .68 0 .24 ( 0 .05 ) 0 .19 ( 0 .26 ) ( 0 .26 ) 9 .61
R-4 shares
2022(b) 10 .00 0 .07 ( 1 .02 ) ( 0 .95 ) ( 0 .10 ) ( 0 .10 ) 8 .95
2021 10 .21 0 .13 ( 0 .15 ) ( 0 .02 ) ( 0 .19 ) ( 0 .19 ) 10 .00
2020 9 .83 0 .18 0 .42 0 .60 ( 0 .22 ) ( 0 .22 ) 10 .21
2019 9 .22 0 .24 0 .65 0 .89 ( 0 .28 ) ( 0 .28 ) 9 .83
2018 9 .60 0 .28 ( 0 .37 ) ( 0 .09 ) ( 0 .29 ) ( 0 .29 ) 9 .22
2017 9 .67 0 .26 ( 0 .05 ) 0 .21 ( 0 .28 ) ( 0 .28 ) 9 .60
R-5 shares
2022(b) 9 .98 0 .08 ( 1 .03 ) ( 0 .95 ) ( 0 .10 ) ( 0 .10 ) 8 .93
2021 10 .19 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .20 ) ( 0 .20 ) 9 .98
2020 9 .81 0 .19 0 .42 0 .61 ( 0 .23 ) ( 0 .23 ) 10 .19
2019 9 .20 0 .25 0 .65 0 .90 ( 0 .29 ) ( 0 .29 ) 9 .81
2018 9 .59 0 .29 ( 0 .38 ) ( 0 .09 ) ( 0 .30 ) ( 0 .30 ) 9 .20
2017 9 .66 0 .27 ( 0 .05 ) 0 .22 ( 0 .29 ) ( 0 .29 ) 9 .59
R-6 shares
2022(b) 9 .98 0 .09 ( 1 .02 ) ( 0 .93 ) ( 0 .12 ) ( 0 .12 ) 8 .93
2021 10 .19 0 .17 ( 0 .15 ) 0 .02 ( 0 .23 ) ( 0 .23 ) 9 .98
2020 9 .80 0 .21 0 .44 0 .65 ( 0 .26 ) ( 0 .26 ) 10 .19
2019 9 .20 0 .27 0 .65 0 .92 ( 0 .32 ) ( 0 .32 ) 9 .80
2018 9 .58 0 .32 ( 0 .37 ) ( 0 .05 ) ( 0 .33 ) ( 0 .33 ) 9 .20
2017 9 .66 0 .29 ( 0 .05 ) 0 .24 ( 0 .32 ) ( 0 .32 ) 9 .58

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 9 .66 ) % (c) $ 10,755 0 .96% (d) 1 .28% (d) 14 .9% (d)
( 0 .38 ) 12,325 0 .98 1 .10 15 .8
6 .07 19,911 1 .02 1 .59 21 .0
9 .61 24,860 1 .05 2 .38 19 .8
( 1 .21 ) 27,890 1 .05 2 .83 9 .2
2 .05 29,838 1 .05 2 .50 12 .5
( 9 .58 ) (c) 12,166 0 .77 (d) 1 .47 (d) 14 .9 (d)
( 0 .19 ) 14,605 0 .79 1 .29 15 .8
6 .17 13,116 0 .83 1 .77 21 .0
9 .82 17,519 0 .86 2 .57 19 .8
( 0 .92 ) 19,693 0 .86 3 .02 9 .2
2 .24 29,803 0 .86 2 .68 12 .5
( 9 .55 ) (c) 23,117 0 .65 (d) 1 .58 (d) 14 .9 (d)
( 0 .07 ) 32,242 0 .67 1 .41 15 .8
6 .31 38,478 0 .71 1 .89 21 .0
9 .97 35,845 0 .74 2 .68 19 .8
( 0 .91 ) 33,909 0 .74 3 .11 9 .2
2 .37 49,040 0 .74 2 .81 12 .5
( 9 .43 ) (c) 8,951,272 0 .39 (d) 1 .85 (d) 14 .9 (d)
0 .18 9,159,603 0 .41 (e) 1 .67 15 .8
6 .69 8,278,200 0 .45 (e) 2 .15 21 .0
10 .14 5,666,716 0 .48 (e) 2 .86 19 .8
( 0 .55 ) 2,034,970 0 .48 (e) 3 .40 9 .2
2 .53 2,290,265 0 .48 (e) 3 .04 12 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2022(b) $ 10.99 $ 0.09 ( $ 1.16) ( $ 1.07) ( $ 0.10) ( $ 0.13) ( $ 0.23) $ 9.69
2021 11.57 0.17 (0.03) 0.14 (0.19) (0.53) (0.72) 10.99
2020 11.13 0.24 0.54 0.78 (0.34) – (0.34) 11.57
2019 10.36 0.30 0.78 1.08 (0.31) – (0.31) 11.13
2018 10.98 0.30 (0.60) (0.30) (0.32) – (0.32) 10.36
2017 11.05 0.28 (0.07) 0.21 (0.28) – (0.28) 10.98
Class J shares
2022(b) 11.08 0.09 (1.17) (1.08) (0.10) (0.13) (0.23) 9.77
2021 11.66 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 11.08
2020 11.21 0.25 0.54 0.79 (0.34) – (0.34) 11.66
2019 10.43 0.30 0.79 1.09 (0.31) – (0.31) 11.21
2018 11.06 0.31 ( 0 .61) (0.30) (0.33) – (0.33) 10.43
2017 11.12 0.28 (0.05) 0.23 (0.29) – (0.29) 11.06
Institutional shares
2022(b) 10.98 0.10 (1.16) (1.06) (0.11) (0.13) (0.24) 9.68
2021 11.57 0.21 (0.04) 0.17 (0.23) (0.53) (0.76) 10.98
2020 11.13 0.28 0.53 0.81 (0.37) – (0.37) 11.57
2019 10.35 0.34 0.79 1.13 (0.35) – (0.35) 11.13
2018 10.98 0.34 (0.60) (0.26) (0.37) – (0.37) 10.35
2017 11.04 0.32 (0.06) 0.26 (0.32) – (0.32) 10.98
R-1 shares
2022(b) 10.98 0.06 (1.16) (1.10) (0.07) (0.13) (0.20) 9.68
2021 11.56 0.11 (0.02) 0.09 (0.14) (0.53) (0.67) 10.98
2020 11.13 0.19 0.52 0.71 (0.28) – (0.28) 11.56
2019 10.35 0.25 0.79 1.04 (0.26) – (0.26) 11.13
2018 10.98 0.25 (0.60) (0.35) (0.28) – (0.28) 10.35
2017 11.04 0.22 (0.05) 0.17 (0.23) – (0.23) 10.98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.94) % (c),(d) $ 79,897 0.84% (e),(f) – % 1.68% (e) 147.7% (e)
1 .24 (d) 94,268 0.84 (f) – 1.54 181.5
6.98 (d),(g) 100,498 0.88 (f) – 2.12 167.0
10.63 (d),(g) 89,060 0.88 (f) – 2.75 138.6
(2.74) (d) 78,179 0.88 (f) – 2.80 134.0
1.96 (d) 90,713 0.88 (f) – 2.55 128.3
(9.94) (c),(d) 120,081 0.83 (e),(h) 0.91 (e),(i) 1.70 (e) 147.7 (e)
1.25 (d) 142,242 0.82 (h) 0.91 (i) 1.56 181.5
7.07 (d),(g) 155,238 0.83 (h) 0.92 (i) 2.17 167.0
10.66 (d),(g) 137,858 0.88 (h) 0.97 (i) 2.76 138.6
(2.76) (d) 131,877 0.82 (h) 0.91 (i) 2.86 134.0
2.07 (d) 148,389 0.85 (h) 0.89 (i) 2.59 128.3
(9.90) (c),(g) 387,148 0.56 (e),(f) – 1.97 (e) 147.7 (e)
1.54 (g) 398,554 0.56 (f) – 1.85 181.5
7.41 318,810 0.57 (f) – 2.44 167.0
11.10 1,156,182 0.46 (f) – 3.18 138.6
(2.42) 2,925,885 0.46 (f) – 3.22 134.0
2.45 3,219,716 0.49 (f) – 2.94 128.3
(10.19) (c) 3,381 1 .38 (e),(f) – 1.14 (e) 147.7 (e)
0.71 3,719 1.38 (f) – 1.03 181.5
6.45 4,234 1.38 (f) – 1.65 167.0
10.15 4,758 1.33 (f) – 2.30 138.6
(3.27) 4,308 1.33 (f) – 2.35 134.0
1.56 4,961 1.37 (f) – 2.06 128.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
R-3 shares
2022(b) $ 10 .91 $ 0 .08 ( $ 1 .16 ) ( $ 1 .08 ) ( $ 0 .09 ) ( $ 0 .13 ) ( $ 0 .22 ) $ 9 .61
2021 11 .49 0 .15 ( 0 .03 ) 0 .12 ( 0 .17 ) ( 0 .53 ) ( 0 .70 ) 10 .91
2020 11 .06 0 .22 0 .52 0 .74 ( 0 .31 ) – ( 0 .31 ) 11 .49
2019 10 .29 0 .28 0 .78 1 .06 ( 0 .29 ) – ( 0 .29 ) 11 .06
2018 10 .91 0 .28 ( 0 .59 ) ( 0 .31 ) ( 0 .31 ) – ( 0 .31 ) 10 .29
2017 10 .98 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) – ( 0 .26 ) 10 .91
R-4 shares
2022(b) 11 .16 0 .09 ( 1 .18 ) ( 1 .09 ) ( 0 .10 ) ( 0 .13 ) ( 0 .23 ) 9 .84
2021 11 .74 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .16
2020 11 .29 0 .25 0 .53 0 .78 ( 0 .33 ) – ( 0 .33 ) 11 .74
2019 10 .50 0 .30 0 .80 1 .10 ( 0 .31 ) – ( 0 .31 ) 11 .29
2018 11 .13 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) – ( 0 .33 ) 10 .50
2017 11 .19 0 .28 ( 0 .06 ) 0 .22 ( 0 .28 ) – ( 0 .28 ) 11 .13
R-5 shares
2022(b) 10 .92 0 .09 ( 1 .15 ) ( 1 .06 ) ( 0 .10 ) ( 0 .13 ) ( 0 .23 ) 9 .63
2021 11 .50 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .92
2020 11 .07 0 .25 0 .53 0 .78 ( 0 .35 ) – ( 0 .35 ) 11 .50
2019 10 .30 0 .31 0 .79 1 .10 ( 0 .33 ) – ( 0 .33 ) 11 .07
2018 10 .93 0 .32 ( 0 .61 ) ( 0 .29 ) ( 0 .34 ) – ( 0 .34 ) 10 .30
2017 10 .99 0 .29 ( 0 .05 ) 0 .24 ( 0 .30 ) – ( 0 .30 ) 10 .93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 10 .11 ) % (c) $ 15,634 1 .07% (d) ,(e) 1 .45% (d) 147 .7% (d)
1 .03 20,465 1 .07 (e) 1 .33 181 .5
6 .83 20,466 1 .07 (e) 1 .93 167 .0
10 .45 17,923 1 .02 (e) 2 .61 138 .6
( 2 .89 ) 16,316 1 .02 (e) 2 .65 134 .0
1 .80 20,919 1 .06 (e) 2 .37 128 .3
( 9 .99 ) (c) 5,898 0 .88 (d) ,(e) 1 .65 (d) 147 .7 (d)
1 .19 6,969 0 .88 (e) 1 .52 181 .5
7 .06 8,449 0 .88 (e) 2 .16 167 .0
10 .63 11,540 0 .83 (e) 2 .79 138 .6
( 2 .75 ) 10,643 0 .83 (e) 2 .84 134 .0
2 .04 15,827 0 .87 (e) 2 .56 128 .3
( 9 .87 ) (c) 31,752 0 .76 (d) ,(e) 1 .76 (d) 147 .7 (d)
1 .34 44,691 0 .76 (e) 1 .64 181 .5
7 .15 49,176 0 .76 (e) 2 .23 167 .0
10 .78 38,543 0 .71 (e) 2 .93 138 .6
( 2 .68 ) 43,741 0 .71 (e) 2 .97 134 .0
2 .20 54,833 0 .75 (e) 2 .68 128 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
(b)
Class A shares
2022(c) $ 13.87 $ 0.25 ( $ 1.07) ( $ 0.82) ( $ 0.32) $ – ( $ 0.32) $ 12.73
2021 12.57 0.56 1.32 1.88 (0.58) – (0.58) 13.87
2020 13.72 0.60 (1.15) (0.55) (0.56) (0.04) (0.60) 12.57
2019 13.20 0.69 0.48 1.17 (0.65) – (0.65) 13.72
2018 14.16 0.65 (1.01) (0.36) (0.58) (0.02) (0.60) 13.20
2017 13.72 0.69 0.46 1.15 (0.71) – (0.71) 14.16
Class C shares
2022(c) 13.78 0.20 (1.07) (0.87) (0.26) – (0.26) 12.65
2021 12.49 0.47 1.29 1.76 (0.47) – (0.47) 13.78
2020 13.63 0.50 (1.14) (0.64) (0.47) (0.03) (0.50) 12.49
2019 13.12 0.58 0.47 1.05 (0.54) – (0.54) 13.63
2018 14.07 0.54 (1.00) (0.46) (0.48) (0.01) (0.49) 13.12
2017 13.64 0.59 0.44 1.03 (0.60) – (0.60) 14.07
Institutional shares
2022(c) 13.79 0.27 (1.06) (0.79) (0.34) – (0.34) 12.66
2021 12.50 0.61 1.31 1.92 (0.63) – (0.63) 13.79
2020 13.66 0.64 (1.16) (0.52) (0.60) (0.04) (0.64) 12.50
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
2018 14.10 0.69 (1.01) (0.32) (0.64) – (0.64) 13.14
2017 13.66 0.73 0.46 1.19 (0.75) – (0.75) 14.10
R-6 shares
2022(c) 13.78 0.27 (1.07) (0.80) (0.34) – (0.34) 12.64
2021 12.49 0.62 1.30 1.92 (0.63) – (0.63) 13.78
2020 13.64 0.64 (1.15) (0.51) (0.60) (0.04) (0.64) 12.49
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64
2018 14.09 0.71 (1.01) (0.30) (0.65) – (0.65) 13.14
2017(j) 13.93 0.27 0.15 0.42 (0.26) – (0.26) 14.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(6.11) % (d),(e),(f) $ 1,305,716 1.01% (g),(h) N/A 3.77% (g) 85.2% (g)
15.13 (f) 1,475,288 1.02 (h) N/A 4.10 93.6
(4.01) (e),(f) 1,246,664 1.01 (h) N/A 4.69 79.7
9.17 (e),(f) 1,422,501 1.02 (h) 1.02 (h),(i) 5.10 87.3
(2.67) (f) 1,474,030 1.07 (h) 1.06 (h),(i) 4.68 106.9
8.63 (f) 1,916,690 1.09 (h) 1.06 (h),(i) 5.01 120.1
(6.37) (d),(f) 364,832 1.77 (g),(h) N/A 3.01 (g) 85.2 (g)
14.24 (f) 469,597 1.76 (h) N/A 3.48 93.6
(4.71) (e),(f) 828,186 1.77 (h) N/A 3.94 79.7
8.30 (e),(f) 1,403,821 1.79 (h) 1.79 (h),(i) 4.36 87.3
(3.34) (f) 1,761,951 1.82 (h) 1.81 (h),(i) 3.93 106.9
7.79 (f) 2,263,619 1.85 (h) 1.82 (h),(i) 4.25 120.1
(5.92) (d),(e) 2,183,180 0.68 (g),(h) N/A 4.10 (g) 85.2 (g)
15.52 2,448,424 0.68 (h) N/A 4.48 93.6
(3.71) 2,686,381 0.68 (h) N/A 5.03 79.7
9.49 4,658,602 0.69 (h) 0.69 (h),(i) 5.43 87.3
(2.36) 4,978,450 0.76 (h) 0.75 (h),(i) 5.00 106.9
9.00 5,811,464 0.79 (h) 0.76 (h),(i) 5.26 120.1
(5.92) (d) 46,234 0.67 (g),(h) N/A 4.07 (g) 85.2 (g)
15.54 101,194 0.68 (h) N/A 4.54 93.6
(3.70) (e) 133,451 0.67 (h) N/A 5.04 79.7
9.43 (e) 250,055 0.67 (h) 0.67 (h),(i) 5.42 87.3
(2.26) 210,815 0.73 (h) 0.72 (h),(i) 5.11 106.9
3.02 (d) 2,334,310 0.75 (g),(h) 0.72 (g),(h),(i) 4.92 (g) 120.1
(a) Calculated based on average shares outstanding during the period.
(b) Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(c) Six months ended April 30, 2022.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(j) Period from June 12, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2022(b) $ 16.33 $ 0.09 ( $ 2.30) ( $ 2.21) ( $ 0.50) ( $ 1.42) ( $ 1.92) $ 12.20
2021 12.74 0.18 3.52 3.70 (0.11) – (0.11) 16.33
2020 12.52 0.11 0.34 0.45 (0.23) – (0.23) 12.74
2019 12.26 0.18 0.79 0.97 (0.15) (0.56) (0.71) 12.52
2018 13.96 0.20 (1.71) (1.51) (0.19) – (0.19) 12.26
2017 11.35 0.11 2.63 2.74 (0.13) – (0.13) 13.96
Class C shares
2022(b) 16.28 0.04 (2.32) (2.28) (0.37) (1.42) (1.79) 12.21
2021 12.71 0.05 3.52 3.57 – – – 16.28
2020 12.49 0.01 0.34 0.35 (0.13) – (0.13) 12.71
2019 12.21 0.09 0.80 0.89 (0.05) (0.56) (0.61) 12.49
2018 13.92 0.10 (1.71) (1.61) (0.10) – (0.10) 12.21
2017 11.30 0.02 2.64 2.66 (0.04) – (0.04) 13.92
Class J shares
2022(b) 16.13 0.10 (2.27) (2.17) (0.52) (1.42) (1.94) 12.02
2021 12.58 0.20 3.48 3.68 (0.13) – (0.13) 16.13
2020 12.37 0.12 0.34 0.46 (0.25) – (0.25) 12.58
2019 12.13 0.19 0.78 0.97 (0.17) (0.56) (0.73) 12.37
2018 13.82 0.21 (1.69) (1.48) (0.21) – (0.21) 12.13
2017 11.23 0.13 2.61 2.74 (0.15) – (0.15) 13.82
Institutional shares
2022(b) 16.25 0.12 (2.29) (2.17) (0.55) (1.42) (1.97) 12.11
2021 12.68 0.24 3.49 3.73 (0.16) – (0.16) 16.25
2020 12.47 0.15 0.34 0.49 (0.28) – (0.28) 12.68
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
2018 13.93 0.26 (1.71) (1.45) (0.25) – (0.25) 12.23
2017 11.32 0.17 2.63 2.80 (0.19) – (0.19) 13.93
R-1 shares
2022(b) 16.25 0.06 (2.30) (2.24) (0.43) (1.42) (1.85) 12.16
2021 12.68 0.11 3.52 3.63 (0.06) – (0.06) 16.25
2020 12.46 0.06 0.33 0.39 (0.17) – (0.17) 12.68
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46
2018 13.89 0.14 (1.70) (1.56) (0.13) – (0.13) 12.20
2017 11.28 0.07 2.62 2.69 (0.08) – (0.08) 13.89

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.07) % (c),(d) $ 220,865 1.22% (e) – % 1.35% (e) 63.6% (e)
29.16 (d) 267,701 1.18 – 1.16 48.7
3.59 (d) 209,868 1.20 (f) – 0.90 45.1
8.93 (d) 217,243 1.27 (f) – 1.52 51.0
(10.99) (d) 217,118 1.31 – 1.42 51.1
24.41 (d) 256,761 1.35 – 0.92 46.7
(15.46) (c),(d) 7,233 2.01 (e), (f), ( i ) – 0.52 (e) 63.6 (e)
28.11 (d) 9,463 1.98 (f) – 0.35 48.7
2.79 (d) 9,226 1.98 (f) – 0.11 45.1
8.14 (d) 10,863 2.00 (f) – 0.72 51.0
(11.68) (d) 15,031 2.08 (f) – 0.70 51.1
23.60 (d) 16,331 2.08 (f) – 0.18 46.7
(15.03) (c),(d) 146,852 1.10 (e),(g) 1.12 (e),(h) 1.47 (e) 63.6 (e)
29.35 (d) 178,815 1.05 (g) 1.08 (h) 1.28 48.7
3.67 (d) 143,722 1.09 (g) 1.15 (h) 1.01 45.1
9.03 (d) 153,026 1.16 (g) 1.27 (h) 1.63 51.0
(10.89) (d) 155,540 1.17 (g) 1.20 (h) 1.56 51.1
24.76 (d) 192,872 1.17 (g) 1.20 (h) 1.09 46.7
(14.93) (c) 454,622 0.88 (e),(f),(i) – 1.69 (e) 63.6 (e)
29.63 (j) 557,003 0.85 (f) – 1.50 48.7
3.86 (j) 400,116 0.85 (f) – 1.26 45.1
9.43 357,306 0.79 (f) – 0.81 51.0
(10.60) 10,407,141 0.83 (f) – 1.91 51.1
25.17 11,494,748 0.84 (f) – 1.41 46.7
(15.29) (c) 2,420 1.67 (e) – 0.87 (e) 63.6 (e)
28.65 3,061 1.63 – 0.68 48.7
3.12 2,905 1.61 (f) – 0.47 45.1
8.50 3,655 1.63 (f) – 1.16 51.0
(11.34) 3,998 1.71 – 0.99 51.1
24.04 4,957 1.71 – 0.55 46.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2022(b) $ 16.28 $ 0.08 ( $ 2.30) ( $ 2.22) ( $ 0.48) ( $ 1.42) ( $ 1.90) $ 12.16
2021 12.70 0.17 3.51 3.68 (0.10) – (0.10) 16.28
2020 12.49 0 .10 0.33 0.43 (0.22) – (0.22) 12.70
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
2018 13.90 0.18 (1.70) (1.52) (0.17) – (0.17) 12.21
2017 11.29 0.10 2.63 2.73 (0.12) – (0.12) 13.90
R-4 shares
2022(b) 16.52 0.10 (2.34) (2.24) (0.50) (1.42) (1.92) 12.36
2021 12.88 0.18 3.57 3.75 (0.11) – (0.11) 16.52
2020 12.66 0.12 0.34 0.46 (0.24) – (0.24) 12.88
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
2018 14.10 0.21 (1.73) (1.52) (0.20) – (0.20) 12.38
2017 11.46 0.13 2.65 2.78 (0.14) – (0.14) 14.10
R-5 shares
2022(b) 16.48 0.10 (2.33) (2.23) (0.52) (1.42) (1.94) 12.31
2021 12.85 0.21 3.56 3.77 (0.14) – (0.14) 16.48
2020 12.64 0.14 0.33 0.47 (0.26) – (0.26) 12.85
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
2018 14.07 0.23 (1.72) (1.49) (0.21) – (0.21) 12.37
2017 11.44 0.15 2.64 2.79 (0.16) – (0.16) 14.07
R-6 shares
2022(b) 16.27 0.12 (2.30) (2.18) (0.56) (1.42) (1.98) 12.11
2021 12.69 0.23 3 .52 3.75 (0.17) – (0.17) 16.27
2020 12.48 0.17 0.34 0.51 (0.30) – (0.30) 12.69
2019(g) 11.76 0 .21 0.51 0.72 – – – 12.48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(15.18) % (c) $ 11,086 1.36% (d) 1.19% (d) 63.6% (d)
29.03 14,118 1.32 1.06 48.7
3.38 10,932 1.30 (e) 0.78 45.1
8.88 12,322 1.32 (e) 1.48 51.0
(11.07) 15,377 1.40 1.30 51.1
24.41 26,409 1.40 0.83 46.7
(15.03) (c),(f) 7,676 1.17 (d) 1.38 (d) 63.6 (d)
29.21 10,683 1.13 1.15 48.7
3.65 10,680 1.11 (e) 0.98 45.1
9.09 17,271 1.13 (e) 1.54 51.0
(10.94) 27,665 1.21 1.50 51.1
24.64 41,921 1 .21 1.06 46.7
(15.05) (c) 28,048 1.05 (d) 1.43 (d) 63.6 (d)
29.41 41,789 1.01 1.35 48.7
3.72 32,242 0.99 (e) 1.11 45.1
9.21 41,586 1.01 (e) 1.78 51.0
(10.74) 47,424 1.09 1.63 51.1
24.75 60,543 1.09 1.19 46.7
(14.97) (c) 3,592,154 0.79 (d),(e) 1.79 (d) 63.6 (d)
29.71 4,491,999 0.74 (e) 1.51 48.7
4.03 10,370,769 0.73 (e) 1.38 45.1
6.12 (c) 11,175,055 0.73 (d),(e) 2.68 (d) 51.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2022(b) $ 41.63 $ 0.33 ( $ 2.98) ( $ 2.65) ( $ 0.24) ( $ 1.61) ( $ 1.85) $ 37.13
2021 30.66 0.51 10.94 11.45 (0.48) – (0.48) 41.63
2020 33.25 0.55 (1.68) (1.13) (0.51) (0.95) (1.46) 30.66
2019 30.97 0.56 3.75 4.31 (0.60) (1.43) (2.03) 33.25
2018 31.55 0.64 0.87 1.51 (0.57) (1.52) (2.09) 30.97
2017 26.69 0.56 5.28 5.84 (0.46) (0.52) (0.98) 31.55
Class C shares
2022(b) 40.42 0.17 (2.89) (2.72) (0.09) (1.61) (1.70) 36.00
2021 29.78 0.22 10.62 10.84 (0.20) – (0.20) 40.42
2020 32.33 0.31 (1.62) (1.31) (0.29) (0.95) (1.24) 29 .78
2019 30.17 0.32 3.64 3.96 (0.37) (1.43) (1.80) 32.33
2018 30.78 0.40 0.85 1.25 (0.34) (1.52) (1.86) 30.17
2017 26.07 0.33 5.16 5.49 (0.26) (0.52) (0.78) 30.78
Class J shares
2022(b) 41.68 0.35 (2.99) (2.64) (0.26) (1.61) (1.87) 37.17
2021 30.70 0.55 10.94 11.49 (0.51) – (0.51) 41.68
2020 33.29 0.57 (1.69) (1.12) (0.52) (0.95) (1.47) 30.70
2019 31.01 0.56 3.76 4.32 (0.61) (1.43) (2.04) 33.29
2018(i) 32.68 0.01 (1.68) (1.67) – – – 31.01
Institutional shares
2022(b) 41.69 0.40 (2.98) (2.58) (0.31) (1.61) (1.92) 37.19
2021 30.71 0.64 10.95 11.59 (0.61) – (0.61) 41.69
2020 33.31 0.66 (1.68) (1.02) (0.63) (0.95) (1.58) 30.71
2019 31.02 0.68 3.76 4.44 (0.72) (1.43) (2.15) 33.31
2018 31.59 0.76 0.87 1.63 (0.68) (1.52) (2.20) 31.02
2017 26.72 0.66 5.29 5.95 (0.56) (0.52) (1.08) 31.59

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(6.69) % (c),(d) $ 1,268,456 0.86% (e) – % 1.65% (e) 12.0% (e)
37.51 (d) 1,424,668 0.86 – 1.33 22.0
(3.49) (d) 1,049,990 0.88 – 1.79 16.9
15.12 (d) 1,200,974 0.91 – 1.81 21.5
4.77 (d) 1,094,052 0.89 – 2.02 13.2
22.32 (d) 962,989 0.89 – 1.90 23.3
(7.05) (c),(d),(f) 111,305 1.62 (e) – 0.89 (e) 12.0 (e)
36.49 (d),(f) 125,768 1.61 – 0.61 22.0
(4.23) (d) 120,112 1.63 – 1.05 16.9
14.26 (d) 155,071 1.65 – 1.08 21.5
4.03 (d) 178,958 1.62 – 1.30 13.2
21.42 (d) 189,509 1.63 – 1.16 23.3
(6.63) (c),(d),(f) 82,494 0.76 (e),(g) 0.78 (e),(h) 1.75 (e) 12.0 (e)
37.60 (d) 86,651 0.77 (g) 0.79 (h) 1.42 22.0
(3.44) (d) 61,063 0.82 (g) 0.85 (h) 1.84 16.9
15.16 (d) 69,728 0.90 (g) 0.93 (h) 1.81 21.5
(5.11) (c),(d) 62,247 0.82 (e),(g) 1.33 (e),(h) 0.63 (e) 13.2
(6.55) (c),(f) 8,179,277 0.52 (e),(j) – 1.99 (e) 12.0 (e)
37.97 (f) 9,001,763 0.52 (j) – 1.68 22.0
(3.14) 6,372,962 0.52 (j) – 2.14 16.9
15.57 6,190,503 0.52 (j) – 2.19 21.5
5.17 5,471,644 0.52 (j) – 2.40 13.2
22.77 5,181,521 0.52 (j) – 2.26 23.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Period from October 9, 2018, date operations commenced, through October 31, 2018.
(j) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
R-1 shares
2022(b) $ 41 .43 $ 0 .22 ( $ 2 .96 ) ( $ 2 .74 ) ( $ 0 .14 ) ( $ 1 .61 ) ( $ 1 .75 ) $ 36 .94
2021 30 .52 0 .31 10 .88 11 .19 ( 0 .28 ) – ( 0 .28 ) 41 .43
2020 33 .10 0 .39 ( 1 .66 ) ( 1 .27 ) ( 0 .36 ) ( 0 .95 ) ( 1 .31 ) 30 .52
2019 30 .84 0 .41 3 .74 4 .15 ( 0 .46 ) ( 1 .43 ) ( 1 .89 ) 33 .10
2018 31 .42 0 .50 0 .84 1 .34 ( 0 .40 ) ( 1 .52 ) ( 1 .92 ) 30 .84
2017 26 .60 0 .40 5 .27 5 .67 ( 0 .33 ) ( 0 .52 ) ( 0 .85 ) 31 .42
R-3 shares
2022(b) 41 .49 0 .28 ( 2 .97 ) ( 2 .69 ) ( 0 .20 ) ( 1 .61 ) ( 1 .81 ) 36 .99
2021 30 .56 0 .43 10 .90 11 .33 ( 0 .40 ) – ( 0 .40 ) 41 .49
2020 33 .14 0 .49 ( 1 .67 ) ( 1 .18 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 30 .56
2019 30 .87 0 .52 3 .72 4 .24 ( 0 .54 ) ( 1 .43 ) ( 1 .97 ) 33 .14
2018 31 .45 0 .58 0 .86 1 .44 ( 0 .50 ) ( 1 .52 ) ( 2 .02 ) 30 .87
2017 26 .61 0 .50 5 .26 5 .76 ( 0 .40 ) ( 0 .52 ) ( 0 .92 ) 31 .45
R-4 shares
2022(b) 41 .58 0 .32 ( 2 .98 ) ( 2 .66 ) ( 0 .23 ) ( 1 .61 ) ( 1 .84 ) 37 .08
2021 30 .62 0 .50 10 .93 11 .43 ( 0 .47 ) – ( 0 .47 ) 41 .58
2020 33 .21 0 .54 ( 1 .67 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .62
2019 30 .94 0 .57 3 .73 4 .30 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .21
2018 31 .51 0 .65 0 .86 1 .51 ( 0 .56 ) ( 1 .52 ) ( 2 .08 ) 30 .94
2017 26 .65 0 .56 5 .27 5 .83 ( 0 .45 ) ( 0 .52 ) ( 0 .97 ) 31 .51
R-5 shares
2022(b) 41 .64 0 .35 ( 2 .98 ) ( 2 .63 ) ( 0 .26 ) ( 1 .61 ) ( 1 .87 ) 37 .14
2021 30 .67 0 .55 10 .93 11 .48 ( 0 .51 ) – ( 0 .51 ) 41 .64
2020 33 .26 0 .58 ( 1 .67 ) ( 1 .09 ) ( 0 .55 ) ( 0 .95 ) ( 1 .50 ) 30 .67
2019 30 .98 0 .61 3 .74 4 .35 ( 0 .64 ) ( 1 .43 ) ( 2 .07 ) 33 .26
2018 31 .55 0 .69 0 .86 1 .55 ( 0 .60 ) ( 1 .52 ) ( 2 .12 ) 30 .98
2017 26 .69 0 .58 5 .29 5 .87 ( 0 .49 ) ( 0 .52 ) ( 1 .01 ) 31 .55

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 6 .93 ) % (c) $ 2,476 1 .39% (d) 1 .13% (d) 12 .0% (d)
36 .76 2,957 1 .38 0 .80 22 .0
( 3 .99 ) 2,424 1 .39 1 .27 16 .9
14 .59 2,746 1 .39 1 .34 21 .5
4 .25 2,909 1 .39 1 .58 13 .2
21 .69 2,545 1 .39 1 .37 23 .3
( 6 .78 ) (c) ,(e) 31,624 1 .08 (d) 1 .44 (d) 12 .0 (d)
37 .21 33,754 1 .07 1 .12 22 .0
( 3 .68 ) 24,058 1 .08 1 .59 16 .9
14 .92 31,298 1 .08 1 .68 21 .5
4 .56 40,698 1 .08 1 .80 13 .2
22 .08 50,079 1 .08 1 .73 23 .3
( 6 .71 ) (c) 30,599 0 .89 (d) 1 .63 (d) 12 .0 (d)
37 .48 32,675 0 .88 1 .30 22 .0
( 3 .50 ) 28,701 0 .89 1 .76 16 .9
15 .11 36,352 0 .89 1 .83 21 .5
4 .79 33,554 0 .89 2 .04 13 .2
22 .33 42,346 0 .89 1 .92 23 .3
( 6 .64 ) (c) 160,639 0 .77 (d) 1 .74 (d) 12 .0 (d)
37 .62 179,232 0 .76 1 .43 22 .0
( 3 .37 ) 129,146 0 .77 1 .89 16 .9
15 .28 158,549 0 .77 1 .95 21 .5
4 .91 116,047 0 .77 2 .16 13 .2
22 .46 126,461 0 .77 1 .99 23 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2022(b) $ 10.28 $ 0.22 ( $ 0.90) ( $ 0.68) ( $ 0.19) $ – $ – ( $ 0.19) $ 9.41
2021 10.24 0.39 0.07 0.46 (0.29) (0.09) (0.04) (0.42) 10.28
2020 10.51 0.39 (0.09) 0.30 (0.40) (0.17) – (0.57) 10.24
2019 9.81 0.43 0.76 1.19 (0.49) – – (0.49) 10.51
2018 10.47 0.37 (0.45) (0.08) (0.28) (0.30) – (0.58) 9.81
2017 10.15 0.43 0.46 0.89 (0.46) (0.11) – (0.57) 10.47

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(6.66) % (c) $ 681,613 0.84% (d),(e) N/A 4.46% (d) 128.6% (d)
4.47 770,197 0.85 (e) N/A 3.69 170.3
2.90 226,511 0.85 (e) N/A 3.78 285.3
12.52 241,465 0.87 (e) N/A 4.21 312.5
(0.86) 28,216 1.12 (e) N/A 3.62 399.2
9.09 26,517 1.13% (e) 1.12 (e),(f) 4.19 465.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
(b)
Class A shares
2022(c) $ 31.87 $ 0.04 ( $ 5.37) ( $ 5.33) ( $ 0.31) ( $ 1.75) ( $ 2.06) $ 24.48
2021 26.98 0.20 4.73 4.93 (0.04) – (0.04) 31.87
2020 25.02 0.13 2.55 2.68 (0.44) (0.28) (0.72) 26.98
2019 24.03 0.47 1.20 1.67 (0.17) (0.51) (0.68) 25.02
2018 29.17 0.23 (5.10) (4.87) (0.27) – (0.27) 24.03
2017 22 .74 0.23 6.40 6.63 (0.20) – (0.20) 29.17
Class C shares
2022(c) 29.78 (0.08) (5.03) (5.11) – (1.75) (1.75) 22.92
2021 25.43 (0.12) 4.47 4.35 – – – 29.78
2020 23.61 (0.10) 2.39 2.29 (0.19) ( 0 .28) (0.47) 25.43
2019 22.76 0.18 1.18 1.36 – (0.51) (0.51) 23.61
2018 27.68 (0.06) (4.85) (4.91) (0.01) – (0.01) 22.76
2017 21.61 (0.03) 6.10 6.07 – – – 27.68
Class J shares
2022(c) 30.64 0.07 (5.16) (5.09) (0.37) (1.75) (2.12) 23.43
2021 25.94 0.25 4.53 4.78 (0.08) – (0.08) 30.64
2020 24.09 0.17 2.45 2.62 (0.49) (0.28) (0.77) 25.94
2019 23 .15 0.48 1.16 1.64 (0.19) (0.51) (0.70) 24.09
2018 28.11 0.25 (4.92) (4.67) (0.29) – (0.29) 23.15
2017 21.93 0.24 6.17 6.41 (0.23) – (0.23) 28.11
Institutional shares
2022(c) 31.58 0.10 (5.32) (5.22) (0.43) (1.75) (2.18) 24.18
2021 26.72 0.32 4.66 4.98 (0.12) – (0.12) 31.58
2020 24.78 0.22 2.54 2.76 (0.54) (0.28) (0.82) 26.72
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
2018 28.92 0.33 (5.07) (4.74) (0.35) – (0.35) 23.83
2017 22.59 0.23 6.40 6.63 (0.30) – (0.30) 28.92
R-1 shares
2022(c) 31.32 (0.02) (5.29) (5.31) (0.18) (1.75) (1.93) 24.08
2021 26.60 0.06 4.66 4.72 – – – 31.32
2020 24.66 0.02 2.50 2.52 (0.30) (0.28) (0.58) 26.60
2019 23.66 0 .34 1.20 1.54 (0.03) (0.51) (0.54) 24.66
2018 28.74 0.09 (5.03) (4.94) (0.14) – (0.14) 23.66
2017 22.42 0.09 6.33 6.42 (0.10) – (0.10) 28.74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(17.57) % (d),(e) $ 73,243 1.55% (f),(g) – % 0.32% (f) 40.7% (f)
18.27 (e) 91,585 1.56 (g),(h) – 0.63 43.9
10.84 (e),(i) 76,952 1.55 (g) – 0.55 53.9
7.22 (e) 77,559 1.57 (g) – 1.91 148.3
(16.88) (e) 79,698 1.62 (g),(h) – 0.81 118.1
29.49 (e) 98,679 1.62 (g),(h) – 0.90 97.4
(17.96) (d),(e),(j) 4,216 2.46 (f),(g) – (0.61) (f) 40.7 (f)
17.15 (e),(j) 5,937 2.52 (g),(h) – (0.40) 43.9
9.74 (e),(i),(j) 7,126 2.51 (g) – (0.42) 53.9
6.23 (e),(j) 8,234 2.55 (g) – 0.76 148.3
(17.78) (e),(j) 10,972 2.67 (g),(h) – (0.22) 118.1
28.19 (e),(j) 13,144 2.67 (g),(h) – (0.14) 97.4
(17.49) (d),(e),(j) 78,774 1.37 (f),(k) 1.51 (f),(l) 0.49 (f) 40.7 (f)
18.46 (e) 99,899 1.38 (h),(k) 1.48 (l) 0.80 43.9
11.01 (e),(i) 89,271 1.37 (k) 1.62 (l) 0.73 53.9
7.41 (e) 88,924 1.41 (k) 1.78 (l) 2.06 148.3
(16.80) (e) 92,909 1.53 (h) ,(k) 1.63 (l) 0.88 118.1
29.62 (e) 130,717 1.53 (h),(k) 1.64 (l) 0.99 97.4
(17.45) (d) 72,732 1.20 (f),(g) – 0.72 (f) 40.7 (f)
18.66 73,485 1.21 (g),(h) – 0.98 43.9
11.21 (i),(j) 62,738 1.20 (g) – 0.90 53.9
7.60 (j) 111,045 1.22 (g) – 2.39 148.3
(16.61) 98,961 1.31 (g),(h) – 1.14 118.1
29.91 (j) 97,637 1.30 (g),(h) – 0.96 97.4
(17.74) (d),(j) 1,406 2.01 (f) – (0.14) (f) 40.7 (f)
17.74 1,702 1.99 (h) – 0.20 43.9
10.29 (i) 1,458 2.02 (g) – 0.06 53.9
6.72 1,970 2.04 (g) – 1.41 148.3
(17.29) 2,066 2.13 (h) – 0.30 118.1
28.83 2,985 2.13 (h) – 0.36 97.4
(a) Calculated based on average shares outstanding during the period.
(b) Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(c) Six months ended April 30, 2022.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) During 2019, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(k) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(l) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
(b)
R-3 shares
2022(c) $ 31.46 $ 0.02 ( $ 5.30) ( $ 5.28) ( $ 0.27) ( $ 1.75) ( $ 2.02) $ 24.16
2021 26.64 0.17 4.65 4.82 – – – 31.46
2020 24.72 0.09 2.52 2.61 (0.41) (0.28) (0.69) 26.64
2019 23.70 0.41 1.20 1.61 (0.08) (0.51) (0.59) 24.72
2018 28.78 0.16 (5.02) (4.86) (0.22) – (0.22) 23.70
2017 22.46 0.17 6.33 6.50 (0.18) – (0.18) 28.78
R-4 shares
2022(c) 31.69 0.05 (5.35) (5.30) (0.33) (1.75) (2.08) 24.31
2021 26.82 0.22 4.69 4.91 (0.04) – (0.04) 31.69
2020 24.84 0.14 2.54 2.68 (0.42) (0.28) (0.70) 26.82
2019 23.83 0.42 1.24 1.66 (0.14) (0.51) (0.65) 24.84
2018 28.93 0.23 (5.07) (4.84) (0.26) – (0.26) 23.83
2017 22.58 0.22 6.36 6.58 (0.23) – (0.23) 28 .93
R-5 shares
2022(c) 31.66 0.07 (5.33) (5.26) (0.36) (1.75) (2.11) 24.29
2021 26.79 0.26 4.69 4.95 (0.08) – (0.08) 31.66
2020 24.84 0.17 2.54 2.71 (0.48) (0.28) (0.76) 26.79
2019 23.87 0.47 1.21 1.68 (0.20) (0.51) (0.71) 24.84
2018 28.98 0.25 (5.06) (4.81) (0.30) – (0.30) 23.87
2017 22.61 0.25 6.36 6.61 (0.24) – (0.24) 28.98
R-6 shares
2022(c) 31.60 0.11 (5.30) (5.19) (0.46) (1.75) (2.21) 24.20
2021 26.74 0.36 4.65 5.01 (0.15) – (0.15) 31.60
2020 24.79 0.26 2.52 2.78 (0.55) (0.28) (0.83) 26.74
2019 23.84 0.15 1.58 1.73 (0.27) (0.51) (0.78) 24.79
2018 28.93 0.35 (5.08) (4.73) (0.36) – (0.36) 23.84
2017(j) 21.57 0.44 7.23 7.67 (0.31) – (0.31) 28.93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(17.64) % (d) $ 4,606 1.70% (e) 0.16% (e) 40.7% (e)
18.09 6,358 1.68 (f) 0.53 43.9
10.67 (g) 5,693 1.71 (h) 0.39 53.9
7.05 6,052 1.73 (h) 1.70 148.3
(17.04) 6,718 1.82 (f) 0.55 118.1
29.22 11,390 1.82 (f) 0.69 97.4
(17.55) (d),(i) 3,108 1.51 (e) 0.38 (e) 40.7 (e)
18.32 3,585 1.49 (f) 0.69 43.9
10.85 (g),(i) 3,184 1.52 (h) 0.56 53.9
7.28 (i) 4,440 1.54 (h) 1.72 148.3
(16.89) 7,036 1.63 (f) 0.80 118.1
29.50 12,547 1.63 (f) 0.89 97.4
(17.51) (d) 6,113 1.39 (e) 0.48 (e) 40.7 (e)
18.48 8,234 1.37 (f) 0.79 43.9
10.98 (g),(i) 8,537 1.40 (h) 0.68 53.9
7.40 (i) 10,943 1.42 (h) 1.96 148.3
(16.81) 13,593 1.51 (f) 0.88 118.1
29.65 18,592 1.51 (f) 0.99 97.4
(17.39) (d),(i) 3,331 1.09 (e) ,(h) 0.76 (e) 40.7 (e)
18.79 (i) 4,121 1.10 (f),(h) 1.12 43.9
11.31 (g),(i) 3,086 1.09 (h) 1.07 53.9
7.66 (i) 7,834 1.14 (h) 0.63 148.3
(16.58) 437,789 1.22 (f),(h) 1.21 118.1
36.08 (d) 588,245 1.22 (e),(f),(h) 1.67 (e) 97.4
(a) Calculated based on average shares outstanding during the period.
(b) Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(c) Six months ended April 30, 2022.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) During 2019, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2022(b) $ 10.83 $ 0.05 ( $ 0.83) ( $ 0.78) ( $ 0.21) ( $ 0.04) ( $ 0.25) $ 9.80
2021 7.98 0.12 2.80 2.92 (0.07) – (0.07) 10.83
2020 10.11 0.13 (1.83) (1.70) (0.12) (0.31) (0.43) 7.98
2019 8.62 0.12 1.79 1.91 (0.36) (0.06) (0.42) 10.11
2018 8.87 0.16 – 0.16 (0.26) (0.15) (0.41) 8.62
2017 8.35 0.09 0.68 0.77 (0.22) (0.03) (0.25) 8.87
Class C shares
2022(b) 10.32 0.01 (0.81) (0.80) (0.12) (0.04) (0.16) 9.36
2021 7.65 0.05 2.67 2.72 (0.05) – (0.05) 10.32
2020 9.75 0.06 (1.76) (1.70) (0.09) (0.31) (0.40) 7.65
2019 8.32 0.05 1.73 1.78 (0.29) (0.06) (0.35) 9.75
2018 8.58 0.09 – 0.09 (0.20) (0.15) (0.35) 8.32
2017 8.11 0.02 0.66 0.68 (0.18) (0.03) (0.21) 8.58
Institutional shares
2022(b) 11.76 0.07 (0.91) (0.84) (0.24) (0.04) (0.28) 10.64
2021 8.64 0.16 3.04 3.20 (0.08) – (0.08) 11.76
2020 10.90 0.17 (1.97) (1.80) (0.15) (0.31) (0.46) 8.64
2019 9.25 0.17 1.93 2.10 (0.39) (0.06) (0.45) 10.90
2018 9.49 0.20 – 0.20 (0.29) (0.15) (0.44) 9.25
2017 8.92 0.13 0.73 0.86 (0.26) (0.03) (0.29) 9.49
R-3 shares
2022(b) 11.68 0.04 (0.90) (0.86) (0.20) (0.04) (0.24) 10.58
2021 8.61 0.12 3.02 3.14 (0.07) – (0.07) 11.68
2020 10.88 0.13 (1.97) (1.84) (0.12) (0.31) (0.43) 8.61
2019 9.24 0.12 1.92 2.04 (0.34) (0.06) (0.40) 10.88
2018 9.48 0.15 0.01 0.16 (0.25) (0.15) (0.40) 9.24
2017 8.92 0.07 0.74 0.81 (0.22) (0.03) (0.25) 9.48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(7.40) % (c),(d) $ 94,201 1.31% (e) 0.9 5% (e) 13.0% (e)
36.76 (d) 112,900 1.29 1.22 25.9
(17.41) (d) 83,680 1.33 1.48 41.7
22.96 (d) 124,180 1.35 1.28 42.4
1.75 (d) 101,404 1.31 1.81 24.3
9.53 (d) 134,866 1.33 1.07 67.3
(7.85) (c),(d) 18,306 2.13 (e) 0.12 (e) 13.0 (e)
35.69 (d) 22,430 2.10 0.49 25.9
(18.08) (d) 21,166 2.12 0.70 41.7
22.15 (d) 33,156 2.11 (f) 0.53 42.4
0.93 (d) 30,858 2.07 (f) 1.02 24.3
8.55 (d) 36,680 2.12 (f) 0.29 67.3
(7.32) (c) 1,895,255 0.9 4 (e),(f) 1.32 (e) 13.0 (e)
37.21 2,394,983 0.94 (f) 1.53 25.9
(17.09) 1,587,908 0.94 (f) 1.87 41.7
23.55 2,203,413 0.94 (f) 1.73 42.4
2.10 2,176,030 0.94 (f) 2.15 24.3
9.91 1,682,911 0.94 (f) 1.47 67.3
(7.56) (c) 728 1.45 (e) 0.69 (e) 13.0 (e)
36.57 544 1.44 1.11 25.9
(17.51) 379 1.44 1.36 41.7
22.86 385 1.44 1.16 42.4
1.62 360 1.44 1.60 24.3
9.32 196 1.46 0.81 67.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
R-4 shares
2022(b) $ 11 .70 $ 0 .06 ( $ 0 .91 ) ( $ 0 .85 ) ( $ 0 .21 ) ( $ 0 .04 ) ( $ 0 .25 ) $ 10 .60
2021 8 .61 0 .13 3 .03 3 .16 ( 0 .07 ) – ( 0 .07 ) 11 .70
2020 10 .88 0 .13 ( 1 .96 ) ( 1 .83 ) ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 8 .61
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
2018 9 .48 0 .18 – 0 .18 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 9 .24
2017 8 .92 0 .09 0 .73 0 .82 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 9 .48
R-5 shares
2022(b) 11 .74 0 .07 ( 0 .90 ) ( 0 .83 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 10 .62
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
2018 9 .50 0 .19 – 0 .19 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 9 .26
2017 8 .93 0 .11 0 .73 0 .84 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 9 .50
R-6 shares
2022(b) 11 .77 0 .08 ( 0 .91 ) ( 0 .83 ) ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 10 .65
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90
2018 9 .49 0 .21 – 0 .21 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 7 .42 ) % (c) $ 768 1 .26% (d) 1 .02% (d) 13 .0% (d)
36 .87 852 1 .25 1 .25 25 .9
( 17 .37 ) 581 1 .25 1 .45 41 .7
23 .08 44 1 .25 1 .41 42 .4
1 .80 63 1 .25 1 .85 24 .3
9 .47 54 1 .27 0 .96 67 .3
( 7 .31 ) (c) 7,137 1 .14 (d) 1 .23 (d) 13 .0 (d)
36 .91 353 1 .13 1 .27 25 .9
( 17 .22 ) 199 1 .13 1 .57 41 .7
23 .24 161 1 .13 1 .36 42 .4
1 .92 12 1 .13 1 .98 24 .3
9 .70 11 1 .15 1 .25 67 .3
( 7 .25 ) (c) 947,117 0 .88 (d) ,(e) 1 .42 (d) 13 .0 (d)
37 .35 1,585,562 0 .87 (e) 1 .59 25 .9
( 17 .06 ) 1,039,109 0 .88 (e) 1 .92 41 .7
23 .63 1,133,581 0 .87 (e) 1 .72 42 .4
2 .16 735,742 0 .88 (e) 2 .22 24 .3
9 .93 486,620 0 .88 (e) 1 .34 67 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2022(b) $ 10.32 $ 0.03 ( $ 0.90) ( $ 0.87) ( $ 0.07) ( $ 0.07) $ 9.38
2021 10.59 0.03 (0.18) (0.15) (0.12) (0.12) 10.32
2020 10.52 0.15 0.14 0.29 (0.22) (0.22) 10.59
2019 9.94 0.21 0.63 0.84 (0.26) (0.26) 10.52
2018 10.42 0.21 (0.42) (0.21) (0.27) (0.27) 9.94
2017 10.84 0.30 (0.35) (0.05) (0.37) (0.37) 10.42
Class C shares
2022(b) 10.32 (0.01) (0.92) (0.93) (0.02) (0.02) 9.37
2021 10.59 (0.05) (0.19) (0.24) (0.03) (0.03) 10.32
2020 10.52 0.06 0.15 0.21 (0.14) (0.14) 10.59
2019 9.94 0.12 0.64 0.76 (0.18) (0.18) 10.52
2018 10.41 0.13 (0.41) (0.28) (0.19) (0.19) 9.94
2017 10.83 0.21 (0.35) (0.14) (0.28) (0.28) 10.41
Class J shares
2022(b) 10.35 0.03 (0.91) (0.88) (0.07) (0.07) 9.40
2021 10.62 0.03 (0.19) (0.16) (0.11) (0.11) 10.35
2020 10.55 0.15 0.14 0.29 (0.22) (0.22) 10.62
2019 9.97 0.20 0.63 0.83 (0.25) (0.25) 10.55
2018 10.44 0.21 (0.41) (0.20) (0.27) (0.27) 9.97
2017 10.86 0.30 (0.36) (0.06) (0.36) (0.36) 10.44
Institutional shares
2022(b) 10.34 0.04 (0.91) (0.87) (0.08) (0.08) 9.39
2021 10.61 0.06 (0.19) (0.13) (0.14) (0.14) 10.34
2020 10.54 0.18 0.14 0.32 (0.25) (0.25) 10.61
2019 9.96 0.24 0.63 0.87 (0.29) (0.29) 10.54
2018 10.43 0.24 (0.41) (0.17) (0.30) (0.30) 9.96
2017 10.85 0.33 (0.36) (0.03) (0.39) (0.39) 10.43

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(8.49) % (c),(d) $ 192,490 0.77% (e) – % 0.63% (e) 330.8% (e)
(1.44) (d) 229,225 0.77 – 0.32 343.7
2.82 (d) 263,721 0.80 – 1.44 84.3
8.53 (d) 234,134 0.83 0.87 (f) 2 .01 23.2
(2.04) (d) 227,870 0.81 0.91 (f) 2.06 19.9
(0.45) (d) 273,038 0.81 0.91 (f) 2.85 22.6
(8.98) (c),(d) 11,936 1.63 (e),(g) – (0.23) (e) 330.8 (e)
(2.28) (d) 15,639 1.63 (g) – (0.52) 343.7
1.97 (d) 30,342 1.63 (g) – 0.61 84.3
7.67 (d) 31,867 1.63 (g) – 1.22 23.2
(2.75) (d) 36,119 1.63 (g) – 1.25 19.9
(1.33) (d) 49,114 1.63 (g) – 2.04 22.6
(8.58) (c),(d) 86,215 0.80 (e),(h) 0.82 (e),(f) 0.60 (e) 330.8 (e)
(1.47) (d) 99,128 0.80 (h) 0.83 (f) 0.29 343.7
2.79 (d) 117,748 0.82 (h) 0.85 (f) 1.42 84.3
8.45 (d) 108,140 0.88 (h) 0.91 (f) 1.96 23.2
(1.98) (d) 100,537 0.85 (h) 0.88 (f) 2.03 19.9
(0.51) (d) 117,595 0.80 (h) 0.83 (f) 2.86 22.6
(8.46) (c) 1,056,332 0.52 (e),(g) – 0.89 (e) 330.8 (e)
(1.19) 770,058 0.52 (g) – 0 .58 343.7
3.09 1,083,668 0.53 (g) – 1.72 84.3
8.84 1,236,943 0.53 (g) – 2.31 23.2
(1.67) 1,058,699 0.53 (g) – 2.35 19.9
(0.24) 1,038,933 0 .53 (g) – 3.10 22.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Reflects Manager's contractual expense limit.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
R-1 shares
2022(b) $ 10 .34 $ 0 .01 ( $ 0 .91 ) ( $ 0 .90 ) ( $ 0 .04 ) ( $ 0 .04 ) $ 9 .40
2021 10 .62 ( 0 .02 ) ( 0 .20 ) ( 0 .22 ) ( 0 .06 ) ( 0 .06 ) 10 .34
2020 10 .55 0 .10 0 .14 0 .24 ( 0 .17 ) ( 0 .17 ) 10 .62
2019 9 .96 0 .16 0 .64 0 .80 ( 0 .21 ) ( 0 .21 ) 10 .55
2018 10 .44 0 .16 ( 0 .42 ) ( 0 .26 ) ( 0 .22 ) ( 0 .22 ) 9 .96
2017 10 .86 0 .25 ( 0 .36 ) ( 0 .11 ) ( 0 .31 ) ( 0 .31 ) 10 .44
R-3 shares
2022(b) 10 .34 0 .02 ( 0 .90 ) ( 0 .88 ) ( 0 .06 ) ( 0 .06 ) 9 .40
2021 10 .62 0 .01 ( 0 .19 ) ( 0 .18 ) ( 0 .10 ) ( 0 .10 ) 10 .34
2020 10 .55 0 .14 0 .13 0 .27 ( 0 .20 ) ( 0 .20 ) 10 .62
2019 9 .96 0 .19 0 .64 0 .83 ( 0 .24 ) ( 0 .24 ) 10 .55
2018 10 .44 0 .19 ( 0 .42 ) ( 0 .23 ) ( 0 .25 ) ( 0 .25 ) 9 .96
2017 10 .86 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .34 ) ( 0 .34 ) 10 .44
R-4 shares
2022(b) 10 .35 0 .03 ( 0 .91 ) ( 0 .88 ) ( 0 .07 ) ( 0 .07 ) 9 .40
2021 10 .62 0 .03 ( 0 .18 ) ( 0 .15 ) ( 0 .12 ) ( 0 .12 ) 10 .35
2020 10 .55 0 .16 0 .13 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
2019 9 .97 0 .21 0 .63 0 .84 ( 0 .26 ) ( 0 .26 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
R-5 shares
2022(b) 10 .35 0 .04 ( 0 .91 ) ( 0 .87 ) ( 0 .07 ) ( 0 .07 ) 9 .41
2021 10 .62 0 .05 ( 0 .19 ) ( 0 .14 ) ( 0 .13 ) ( 0 .13 ) 10 .35
2020 10 .55 0 .17 0 .14 0 .31 ( 0 .24 ) ( 0 .24 ) 10 .62
2019 9 .97 0 .22 0 .64 0 .86 ( 0 .28 ) ( 0 .28 ) 10 .55
2018 10 .45 0 .22 ( 0 .42 ) ( 0 .20 ) ( 0 .28 ) ( 0 .28 ) 9 .97
2017 10 .86 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) ( 0 .38 ) 10 .45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 8 .71 ) % (c) $ 2,557 1 .29% (d) ,(e) 0 .12% (d) 330 .8% (d)
( 2 .04 ) 2,797 1 .29 (e) ( 0 .19 ) 343 .7
2 .30 5,048 1 .29 (e) 0 .92 84 .3
8 .12 3,324 1 .29 (e) 1 .55 23 .2
( 2 .51 ) 2,412 1 .29 (e) 1 .59 19 .9
( 0 .99 ) 2,442 1 .29 (e) 2 .37 22 .6
( 8 .57 ) (c) 4,412 0 .98 (d) ,(e) 0 .42 (d) 330 .8 (d)
( 1 .74 ) 5,493 0 .98 (e) 0 .11 343 .7
2 .62 8,704 0 .98 (e) 1 .29 84 .3
8 .45 11,288 0 .98 (e) 1 .86 23 .2
( 2 .21 ) 10,622 0 .98 (e) 1 .90 19 .9
( 0 .69 ) 12,666 0 .98 (e) 2 .68 22 .6
( 8 .57 ) (c) 5,997 0 .79 (d) ,(e) 0 .61 (d) 330 .8 (d)
( 1 .46 ) 7,522 0 .79 (e) 0 .31 343 .7
2 .82 6,419 0 .79 (e) 1 .50 84 .3
8 .55 9,826 0 .79 (e) 2 .05 23 .2
( 1 .92 ) 10,117 0 .79 (e) 2 .09 19 .9
( 0 .50 ) 16,048 0 .79 (e) 2 .84 22 .6
( 8 .42 ) (c) 11,700 0 .67 (d) ,(e) 0 .73 (d) 330 .8 (d)
( 1 .34 ) 16,336 0 .67 (e) 0 .43 343 .7
2 .94 24,044 0 .67 (e) 1 .57 84 .3
8 .67 22,401 0 .67 (e) 2 .17 23 .2
( 1 .90 ) 20,523 0 .67 (e) 2 .20 19 .9
( 0 .29 ) 18,055 0 .67 (e) 3 .02 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2022(b) $ 1.00 $ – $ – $ – $ – $ 1.00
2021 1.00 – – – – 1.00
2020 1.00 0.01 0.01 (0.01) (0.01) 1.00
2019 1.00 0 .02 0.02 (0.02) (0.02) 1.00
2018(h) 1.00 0.01 0.01 (0.01) (0.01) 1.00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0.01% (c) $ 4,645,615 0.11% (d),(e) 0.15% (d),(f) 0.02% (d)
0.00 3,657,679 0.04 (e) 0.16 (f) 0.00
0.60 3,077,863 0.12 (e) 0.16 (f) 0.60
2.17 3,972,463 0.14 (g) – 2.13
1.38 (c) 3,285,396 0.14 (d),(g) – 1.58 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual and/or voluntary expense limit.
(f) Excludes expense reimbursement from Manager.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 20, 2017, date operations commenced, through October 31, 2018.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Institutional shares
2022(b) $ 9 .36 $ 0 .22 ( $ 0 .80 ) ( $ 0 .58 ) ( $ 0 .24 ) ( $ 0 .24 ) $ 8 .54
2021 9 .00 0 .47 0 .38 0 .85 ( 0 .49 ) ( 0 .49 ) 9 .36
2020 9 .30 0 .54 ( 0 .29 ) 0 .25 ( 0 .55 ) ( 0 .55 ) 9 .00
2019 9 .45 0 .60 ( 0 .13 ) 0 .47 ( 0 .62 ) ( 0 .62 ) 9 .30
2018 9 .98 0 .56 ( 0 .53 ) 0 .03 ( 0 .56 ) ( 0 .56 ) 9 .45
2017 9 .81 0 .51 0 .17 0 .68 ( 0 .51 ) ( 0 .51 ) 9 .98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 6 .25 ) % (c) ,(d) $ 3,486,130 0 .60% (e) ,(f) 4 .79% (e) 49 .1% (e)
9 .45 (d) 3,720,936 0 .60 (f) 4 .99 62 .8
2 .85 (d) 3,020,358 0 .61 (f) 6 .04 73 .8
5 .22 (d) 3,112,267 0 .61 (f) 6 .42 56 .5
0 .35 3,755,184 0 .65 5 .81 42 .5
7 .08 1,157,781 0 .66 5 .19 104 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2022(b) $ 7 .33 $ 0 .15 ( $ 0 .55 ) ( $ 0 .40 ) ( $ 0 .16 ) ( $ 0 .16 ) $ 6 .77
2021 7 .01 0 .32 0 .35 0 .67 ( 0 .35 ) ( 0 .35 ) 7 .33
2020 7 .15 0 .36 ( 0 .13 ) 0 .23 ( 0 .37 ) ( 0 .37 ) 7 .01
2019 7 .11 0 .38 0 .06 0 .44 ( 0 .40 ) ( 0 .40 ) 7 .15
2018 7 .55 0 .39 ( 0 .42 ) ( 0 .03 ) ( 0 .41 ) ( 0 .41 ) 7 .11
2017 7 .24 0 .38 0 .30 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .55
Class C shares
2022(b) 7 .43 0 .13 ( 0 .57 ) ( 0 .44 ) ( 0 .14 ) ( 0 .14 ) 6 .85
2021 7 .10 0 .28 0 .34 0 .62 ( 0 .29 ) ( 0 .29 ) 7 .43
2020 7 .23 0 .32 ( 0 .13 ) 0 .19 ( 0 .32 ) ( 0 .32 ) 7 .10
2019 7 .19 0 .34 0 .05 0 .39 ( 0 .35 ) ( 0 .35 ) 7 .23
2018 7 .63 0 .34 ( 0 .43 ) ( 0 .09 ) ( 0 .35 ) ( 0 .35 ) 7 .19
2017 7 .31 0 .33 0 .31 0 .64 ( 0 .32 ) ( 0 .32 ) 7 .63
Institutional shares
2022(b) 7 .27 0 .16 ( 0 .54 ) ( 0 .38 ) ( 0 .18 ) ( 0 .18 ) 6 .71
2021 6 .96 0 .34 0 .34 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .27
2020 7 .10 0 .38 ( 0 .13 ) 0 .25 ( 0 .39 ) ( 0 .39 ) 6 .96
2019 7 .06 0 .40 0 .06 0 .46 ( 0 .42 ) ( 0 .42 ) 7 .10
2018 7 .50 0 .41 ( 0 .42 ) ( 0 .01 ) ( 0 .43 ) ( 0 .43 ) 7 .06
2017 7 .19 0 .40 0 .31 0 .71 ( 0 .40 ) ( 0 .40 ) 7 .50
R-6 shares
2022(b) 7 .27 0 .17 ( 0 .55 ) ( 0 .38 ) ( 0 .18 ) ( 0 .18 ) 6 .71
2021 6 .96 0 .35 0 .34 0 .69 ( 0 .38 ) ( 0 .38 ) 7 .27
2020 7 .10 0 .38 ( 0 .12 ) 0 .26 ( 0 .40 ) ( 0 .40 ) 6 .96
2019 7 .06 0 .41 0 .06 0 .47 ( 0 .43 ) ( 0 .43 ) 7 .10
2018 7 .50 0 .42 ( 0 .42 ) – ( 0 .44 ) ( 0 .44 ) 7 .06
2017(h) 7 .14 0 .38 0 .35 0 .73 ( 0 .37 ) ( 0 .37 ) 7 .50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 5 .47 ) % (c) ,(d) $ 482,154 0 .91% (e) 4 .37% (e) 35 .8% (e)
9 .64 (d) 539,969 0 .91 4 .44 63 .0
3 .39 (d) 513,993 0 .91 5 .22 77 .7
6 .36 (d) 615,367 0 .94 5 .40 49 .8
( 0 .45 ) (d) 609,934 0 .92 5 .35 42 .0
9 .63 (d) 851,070 0 .91 5 .12 51 .2
( 6 .03 ) (c) ,(d) 50,701 1 .68 (e) 3 .61 (e) 35 .8 (e)
8 .87 (d) 62,973 1 .64 3 .74 63 .0
2 .74 (d) 118,320 1 .65 4 .51 77 .7
5 .52 (d) 170,730 1 .67 4 .72 49 .8
( 1 .16 ) (d) 259,729 1 .63 4 .64 42 .0
8 .89 (d) 339,347 1 .63 4 .40 51 .2
( 5 .51 ) (c) ,(f) 1,289,070 0 .61 (e) ,(g) 4 .67 (e) 35 .8 (e)
10 .05 (f) 1,535,963 0 .61 (g) 4 .73 63 .0
3 .73 1,379,657 0 .61 (g) 5 .51 77 .7
6 .76 1,496,764 0 .61 (g) 5 .75 49 .8
( 0 .15 ) 1,686,309 0 .61 (g) 5 .67 42 .0
10 .03 1,964,832 0 .61 (g) 5 .41 51 .2
( 5 .46 ) (c) ,(f) 720,027 0 .52 (e) 4 .77 (e) 35 .8 (e)
10 .15 (f) 757,781 0 .52 (g) 4 .84 63 .0
3 .82 971,122 0 .52 (g) 5 .57 77 .7
6 .86 688,121 0 .52 (g) 5 .81 49 .8
( 0 .06 ) 447,288 0 .52 (g) 5 .76 42 .0
10 .41 (c) 449,314 0 .53 (e) ,(g) 5 .37 (e) 51 .2 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit.
(h) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions from
Realized Gains
Total Dividends
and Distributions
INFLATION PROTECTION FUND
Class J shares
2022(b) $ 9.31 $ 0.23 ( $ 0.58) ( $ 0.35) ( $ 0.36) ( $ 0.29) ( $ 0.65)
2021 8.83 0.28 0.24 0.52 (0.04) – (0.04)
2020 8.22 0.05 0.62 0.67 (0.06) – (0.06)
2019 7.96 0.08 0.49 0.57 (0.31) – (0.31)
2018 8.28 0.15 (0.31) (0.16) (0.16) – (0.16)
2017 8.42 0.10 (0.18) (0.08) (0.06) – (0.06)
Institutional shares
2022(b) 9.83 0.25 (0.61) (0.36) (0.39) (0.29) (0.68)
2021 9.29 0.29 0.30 0.59 (0.05) – (0.05)
2020 8.63 0.10 0.66 0.76 (0.10) – (0.10)
2019 8.33 0.15 0.51 0.66 (0.36) – (0.36)
2018 8.61 0.21 (0.32) (0.11) (0.17) – ( 0 .17)
2017 8.72 0.16 (0.20) (0.04) (0.07) – (0.07)
R-1 shares
2022(b) 9.10 0.19 (0.57) (0.38) (0.31) (0.29) (0.60)
2021 8.65 0.21 0.26 0.47 (0.02) – (0.02)
2020 8.06 0.02 0.62 0.64 (0.05) – (0.05)
2019 7.81 0.08 0.47 0.55 (0.30) – (0.30)
2018 8 .14 0.14 (0.32) (0.18) (0.15) – (0.15)
2017 8.29 0.08 (0.18) (0.10) (0.05) – (0.05)
R-3 shares
2022(b) 9.34 0.21 (0.57) (0.36) (0.33) (0.29) (0.62)
2021 8.86 0.25 0.26 0.51 (0.03) – (0.03)
2020 8.25 0.05 0.62 0.67 (0.06) – (0.06)
2019 7.98 0.10 0.49 0.59 (0.32) – (0.32)
2018 8.29 0.16 (0.31) (0.15) (0.16) – (0.16)
2017 8.44 0.11 (0.20) (0.09) (0.06) – (0.06)
R-4 shares
2022(b) 9.50 0.22 (0.59) (0.37) (0.37) (0.29) (0.66)
2021 8.99 0.20 0.35 0.55 (0.04) – (0.04)
2020 8.37 0.06 0.63 0.69 (0.07) – (0.07)
2019 8.09 0.12 0.49 0.61 ( 0 .33) – (0.33)
2018 8.39 0.17 (0.30) (0.13) (0.17) – (0.17)
2017 8.52 0.12 (0.18) (0.06) (0.07) – (0.07)
R-5 shares
2022(b) 9.62 0.23 (0.60) (0.37) (0.37) (0.29) (0.66)
2021 9.10 0.29 0.27 0.56 (0.04) – (0.04)
2020 8.46 0.07 0.65 0.72 (0.08) – (0.08)
2019 8.18 0.12 0.50 0.62 (0.34) – (0.34)
2018 8.47 0.19 (0.31) (0.12) (0.17) – (0.17)
2017 8.59 0.14 (0.19) (0.05) (0.07) – (0.07)

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Net Asset Value,
End of Period Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
$ 8.31 (4.16) % (c),(d),(e) $ 20,606 0.73% (f),(g) 0.75% (f),(h) 5.23% (f) 51.8% (f)
9.31 5.85 (e) 16,550 0.85 (g) 0.87 (h) 3.04 67.7
8.83 8.15 (e) 9,826 1.03 (g) 1.06 (h) 0.55 80.9
8.22 7.37 (e) 6,177 1.18 (g) 1.27 (h) 1.00 68.4
7.96 (2.02) (e) 6,213 1.07 (g) 1.10 (h) 1.85 84.0
8.28 (0.95) (e) 7,394 1.04 (g) 1.07 (h) 1.17 60.9
8.79 (3.97) (c) 1,460,101 0.40 (f) – 5.38 (f) 51.8 (f)
9.83 6.33 1,471,415 0.39 – 3.03 67.7
9 .29 8.83 1,745,470 0.39 – 1.11 80.9
8.63 8.15 1,720,548 0.39 – 1.82 68.4
8.33 (1.27) 1,542,325 0.39 – 2.51 84.0
8.61 (0.39) 1,527,671 0.39 – 1.83 60.9
8.12 (4.35) (c),(d) 1,191 1.27 (f) – 4.53 (f) 51.8 (f)
9.10 5.37 (d) 1,258 1.27 – 2.33 67.7
8.65 7.93 1,427 1.26 – 0.22 80.9
8.06 7.29 1,009 1.27 – 0.96 68.4
7.81 (2.22) 988 1.27 – 1.69 84.0
8.14 (1.15) 1,018 1.26 – 0.97 60.9
8.36 (4.18) (c) 6,230 0.96 (f) – 4.81 (f) 51.8 (f)
9.34 5.80 7,120 0.96 – 2.76 67.7
8.86 8.17 8,491 0.95 – 0.58 80.9
8.25 7.64 6,836 0.96 – 1.22 68.4
7.98 (1.85) 6,781 0.96 – 1.97 84.0
8.29 (1 .02) 5,839 0.95 – 1.28 60.9
8.47 (4.14) (c) 5,198 0.77 (f) – 4.96 (f) 51.8 (f)
9.50 6.09 5,912 0.77 – 2.17 67.7
8.99 8.32 1,780 0.76 – 0.70 80.9
8.37 7.82 1,327 0.77 – 1.49 68.4
8.09 (1.65) 1,588 0.77 – 2.00 84.0
8.39 (0.73) 2,072 0.76 – 1.46 60.9
8.59 (4.13) (c) 4,694 0.65 (f) – 5.21 (f) 51.8 (f)
9.62 6.16 4,114 0.65 – 3.06 67.7
9.10 8.56 4,592 0.64 – 0.82 80.9
8.46 7.82 2,679 0.65 – 1.43 68.4
8.18 (1.48) 3,427 0.65 – 2.24 84.0
8.47 (0.59) 3,412 0.64 – 1.61 60.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2022(b) $ 18.41 $ 0.17 ( $ 3.02) ( $ 2.85) ( $ 0.41) ( $ 1.94) ( $ 2.35) $ 13.21
2021 15.19 0.44 3.88 4.32 (0.21) (0.89) (1.10) 18.41
2020 14.94 0.22 0.41 0.63 (0.38) – (0.38) 15.19
2019 14.17 0.33 1.42 1.75 (0.32) (0.66) (0.98) 14.94
2018 16.73 0.33 (2.71) (2.38) (0.18) – (0.18) 14.17
2017 13.11 0.17 3.58 3.75 (0.13) – (0.13) 16.73
R-1 shares
2022(b) 18.31 0.11 (3.01) (2.90) (0.27) (1.94) (2.21) 13.20
2021 15.11 0.29 3.89 4.18 (0.09) (0.89) (0.98) 18.31
2020 14.85 0.10 0.40 0.50 (0.24) – (0.24) 15.11
2019 14.06 0.22 1.42 1.64 (0.19) (0.66) (0.85) 14.85
2018 16.62 0.15 (2.65) (2.50) (0.06) – (0.06) 14.06
2017 12.99 0.05 3.58 3.63 – – – 16.62
R-3 shares
2022(b) 18.35 0.13 (3.02) (2.89) (0.32) (1.94) (2.26) 13.20
2021 15.15 0.38 3.85 4.23 (0.14) (0.89) (1.03) 18.35
2020 14.89 0.14 0.42 0.56 (0.30) – (0.30) 15.15
2019 14.11 0.24 1.44 1.68 (0.24) (0.66) (0.90) 14.89
2018 16.66 0.20 (2.65) (2.45) (0.10) – (0.10) 14.11
2017 13.05 0.10 3.57 3.67 (0.06) – (0.06) 16.66
R-4 shares
2022(b) 18.40 0.15 (3.03) (2.88) (0.35) (1.94) (2.29) 13.23
2021 15.17 0.38 3.90 4.28 (0.16) (0.89) (1.05) 18.40
2020 14.90 0.18 0.40 0.58 (0.31) – (0.31) 15.17
2019 14.14 0.30 1.41 1.71 (0.29) (0.66) (0.95) 14.90
2018 16.70 0.25 (2.68) (2.43) (0.13) – (0.13) 14.14
2017 13.07 0.13 3.58 3.71 (0.08) – (0.08) 16.70
R-5 shares
2022(b) 18.39 0.16 (3.02) (2.86) (0.34) (1.94) (2.28) 13.25
2021 15.17 0.40 3.90 4.30 (0.19) (0.89) (1.08) 18.39
2020 14.91 0.19 0.40 0.59 (0.33) – (0.33) 15.17
2019 14.12 0.31 1.42 1.73 (0.28) (0.66) (0.94) 14.91
2018 16.68 0.25 (2.66) (2.41) (0.15) – (0.15) 14.12
2017 13.06 0.15 3.57 3.72 (0.10) – (0.10) 16.68
R-6 shares
2022(b) 18.41 0.18 (3.02) (2.84) (0.42) (1.94) (2.36) 13.21
2021 15.19 0.45 3.89 4.34 (0.23) (0.89) (1.12) 18.41
2020 14.94 0.23 0.41 0.64 (0.39) – (0.39) 15.19
2019 14.17 0.36 1.40 1.76 (0.33) (0.66) (0.99) 14.94
2018 16.72 0.30 (2.66) (2.36) (0.19) – (0.19) 14.17
2017(h) 12.67 0.18 4.00 4.18 (0.13) – (0.13) 16.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(17.56) % (c) $ 119,212 0.91% (d),(e),(f) 2.20% (d) 53.6% (d)
29.33 133,135 0.90 (e) 2.43 55.0
4.14 100,695 0.90 (e) 1.48 68.4
14.09 114,993 0.92 (e) 2.38 71.0
(14.42) 141,451 1.00 (e) 1.96 70.2
28.96 109,543 1.00 (e) 1.25 66.6
(17.81) (c) 1,100 1.69 (d) 1.39 (d) 53.6 (d)
28.31 (g) 1,369 1.67 1.61 55.0
3.41 (g) 1,168 1.67 (e) 0.64 68.4
13.14 1,701 1.72 (e) 1.63 71.0
(15.12) 2,020 1.82 0.92 70.2
27.95 2,688 1.82 0.35 66.6
(17.68) (c),(g) 2,186 1.38 (d) 1.64 (d) 53.6 (d)
28.72 3,029 1.36 2.11 55.0
3.71 2,167 1.36 (e) 0.94 68.4
13.44 2,906 1.41 (e) 1.77 71.0
(14.80) 4,019 1.51 1.19 70.2
28.30 5,663 1.51 0.72 66.6
(17.65) (c) 2,240 1.19 (d) 1.90 (d) 53.6 (d)
29.05 2,623 1.17 2.11 55.0
3.85 3,110 1.17 (e) 1.24 68.4
13.71 3,285 1.22 (e) 2.20 71.0
(14.69) 5,013 1.32 1.48 70.2
28.56 4,041 1.32 0.92 66.6
(17.56) (c) 573 1.07 (d) 1.99 (d) 53.6 (d)
29.12 (g) 755 1.05 2.21 55.0
3.99 (g) 1,493 1.05 (e) 1.32 68.4
13.90 1,932 1.10 (e) 2.27 71.0
(14.61) 3,064 1.20 1.49 70.2
28.78 5,382 1.20 1.04 66.6
(17.49) (c) 166,988 0.80 (d),(e) 2.27 (d) 53.6 (d)
29.47 204,338 0.79 (e) 2.51 55.0
4.22 173,218 0.79 (e) 1.58 68.4
14.19 215,444 0.82 (e) 2.57 71.0
(14.32) 216,786 0.92 (e) 1.76 70.2
33.40 (c) 313,479 0.92 (d),(e) 1.21 (d) 66.6 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2022(b) $ 23.75 ( $ 0.05) ( $ 5.43) ( $ 5.48) $ – ( $ 2.52) ( $ 2.52) $ 15.75
2021 18.39 (0.11) 6.91 6.80 – (1.44) (1.44) 23.75
2020 15.59 (0.07) 4.15 4.08 – (1.28) (1.28) 18.39
2019 15.08 (0.05) 2.26 2.21 – ( 1 .70) (1.70) 15.59
2018 14.62 (0.05) 1.90 1.85 – (1.39) (1.39) 15.08
2017 11.79 ( 0 .05) 3.41 3.36 – (0.53) (0.53) 14.62
Class J shares
2022(b) 19.22 (0.03) (4.28) (4.31) – (2.52) (2.52) 12.39
2021 15.10 (0.06) 5.62 5.56 – (1.44) (1.44) 19.22
2020 13.00 (0.03) 3.41 3 .38 – (1.28) (1.28) 15.10
2019 12.86 – 1.85 1.85 (0.01) (1.70) (1.71) 13.00
2018 12.62 (0.02) 1.65 1.63 – (1.39) (1.39) 12.86
2017 10.22 (0.01) 2.94 2.93 – (0.53) (0.53) 12.62
Institutional shares
2022(b) 24.95 (0.03) (5.73) (5.76) – (2.52) (2.52) 16.67
2021 19.20 (0.05) 7 .24 7.19 – (1.44) (1.44) 24.95
2020 16.18 (0.02) 4.32 4.30 – (1.28) (1.28) 19.20
2019 15.55 0.02 2.33 2.35 (0.02) (1.70) (1.72) 16.18
2018 15.00 – 1.96 1.96 (0.02) (1.39) (1.41) 15.55
2017 12.03 0.03 3.48 3.51 (0.01) (0.53) (0.54) 15.00
R-1 shares
2022(b) 19.83 (0.08) (4.43) (4.51) – (2.52) (2.52) 12 .80
2021 15.64 (0.18) 5.81 5.63 – (1.44) (1.44) 19.83
2020 13.50 (0.13) 3.55 3.42 – (1.28) (1.28) 15.64
2019 13.35 (0.08) 1.93 1.85 – (1.70) (1.70) 13.50
2018 13.14 (0.11) 1.71 1.60 – (1.39) (1.39) 13.35
2017 10.68 (0.08) 3.07 2.99 – (0.53) (0.53) 13.14

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(25.33) % (c),(d),(e) $ 453,825 0.95% (f),(g) – % (0.52) % (f) 30.7% (f)
38.72 (e) 632,010 0.95 (g) – (0.51) 23.1
27.86 (e) 487,128 0.99 (g) – (0.43) 33.6
17.51 (d),(e) 414,599 1.00 (g) – (0.37) 28.1
13.21 (d),(e) 39,217 1.04 (g) – (0.36) 34.8
29.68 (e) 23,722 1.16 (g) – (0.36) 38.5
(25.29) (c),(d),(e) 314,880 0.78 (f),(h) 0.82 (f),(i) (0.36) (f) 30.7 (f)
39.03 (d),(e) 445,587 0.78 (h) 0.82 (i) (0.34) 23.1
28.03 (e) 331,514 0.80 (h) 0.85 (i) (0.23) 33.6
17.85 (e) 274,328 0.82 (h) 0.87 (i) (0.01) 28.1
13.50 (e) 180,871 0.81 (h) 0.86 (i) (0.12) 34.8
30.05 (e) 142,729 0 .83 (h) 0.88 (i) (0.05) 38.5
(25.27) (c) 2,549,708 0.68 (f),(g) – (0.26) (f) 30.7 (f)
39.14 3,460,761 0.67 (g) – (0.23) 23.1
28.23 2,630,670 0.68 (g) – (0.11) 33.6
18.02 2,366,040 0.68 (g) – 0.15 28.1
13.60 2,181,951 0.67 (g) – 0.03 34.8
30.38 2,184,240 0.63 (g) – 0.24 38.5
(25.55) (c),(d) 10,162 1.47 (f),(g) – (1.04) (f) 30.7 (f)
38.07 (d) 14,313 1.46 (g) – (1.02) 23.1
27.22 11,345 1.47 (g) – (0.90) 33.6
17.12 10,940 1.47 (g) – (0.64) 28.1
12.68 8,097 1.47 (g) – (0.78) 34.8
29.29 7,431 1.47 (g) – (0.68) 38.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2022(b) $ 21 .70 ( $ 0 .06 ) ( $ 4 .91 ) ( $ 4 .97 ) $ – ( $ 2 .52 ) ( $ 2 .52 ) $ 14 .21
2021 16 .94 ( 0 .14 ) 6 .34 6 .20 – ( 1 .44 ) ( 1 .44 ) 21 .70
2020 14 .48 ( 0 .09 ) 3 .83 3 .74 – ( 1 .28 ) ( 1 .28 ) 16 .94
2019 14 .15 ( 0 .04 ) 2 .07 2 .03 – ( 1 .70 ) ( 1 .70 ) 14 .48
2018 13 .81 ( 0 .07 ) 1 .80 1 .73 – ( 1 .39 ) ( 1 .39 ) 14 .15
2017 11 .17 ( 0 .04 ) 3 .21 3 .17 – ( 0 .53 ) ( 0 .53 ) 13 .81
R-4 shares
2022(b) 22 .41 ( 0 .05 ) ( 5 .09 ) ( 5 .14 ) – ( 2 .52 ) ( 2 .52 ) 14 .75
2021 17 .42 ( 0 .10 ) 6 .53 6 .43 – ( 1 .44 ) ( 1 .44 ) 22 .41
2020 14 .83 ( 0 .06 ) 3 .93 3 .87 – ( 1 .28 ) ( 1 .28 ) 17 .42
2019 14 .42 ( 0 .02 ) 2 .13 2 .11 – ( 1 .70 ) ( 1 .70 ) 14 .83
2018 14 .02 ( 0 .04 ) 1 .83 1 .79 – ( 1 .39 ) ( 1 .39 ) 14 .42
2017 11 .31 ( 0 .02 ) 3 .26 3 .24 – ( 0 .53 ) ( 0 .53 ) 14 .02
R-5 shares
2022(b) 23 .65 ( 0 .04 ) ( 5 .40 ) ( 5 .44 ) – ( 2 .52 ) ( 2 .52 ) 15 .69
2021 18 .29 ( 0 .08 ) 6 .88 6 .80 – ( 1 .44 ) ( 1 .44 ) 23 .65
2020 15 .50 ( 0 .04 ) 4 .11 4 .07 – ( 1 .28 ) ( 1 .28 ) 18 .29
2019 14 .98 – 2 .22 2 .22 – ( 1 .70 ) ( 1 .70 ) 15 .50
2018 14 .49 ( 0 .02 ) 1 .90 1 .88 – ( 1 .39 ) ( 1 .39 ) 14 .98
2017 11 .66 ( 0 .01 ) 3 .37 3 .36 – ( 0 .53 ) ( 0 .53 ) 14 .49
R-6 shares
2022(b) 24 .96 ( 0 .02 ) ( 5 .73 ) ( 5 .75 ) – ( 2 .52 ) ( 2 .52 ) 16 .69
2021 19 .19 ( 0 .03 ) 7 .25 7 .22 – ( 1 .45 ) ( 1 .45 ) 24 .96
2020 16 .17 – 4 .32 4 .32 ( 0 .03 ) ( 1 .27 ) ( 1 .30 ) 19 .19
2019 15 .55 0 .04 2 .31 2 .35 ( 0 .03 ) ( 1 .70 ) ( 1 .73 ) 16 .17
2018 14 .99 0 .02 1 .96 1 .98 ( 0 .03 ) ( 1 .39 ) ( 1 .42 ) 15 .55
2017 12 .02 – 3 .51 3 .51 ( 0 .01 ) ( 0 .53 ) ( 0 .54 ) 14 .99

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 25 .46 ) % (c) ,(d) $ 69,058 1 .16% (e) ,(f) ( 0 .73 ) % (e) 30 .7% (e)
38 .54 (d) 102,793 1 .15 (f) ( 0 .71 ) 23 .1
27 .61 89,315 1 .16 (f) ( 0 .58 ) 33 .6
17 .46 85,393 1 .16 (f) ( 0 .31 ) 28 .1
13 .03 98,560 1 .16 (f) ( 0 .46 ) 34 .8
29 .63 116,537 1 .16 (f) ( 0 .36 ) 38 .5
( 25 .37 ) (c) 55,596 0 .97 (e) ,(f) ( 0 .54 ) (e) 30 .7 (e)
38 .75 84,797 0 .96 (f) ( 0 .51 ) 23 .1
27 .86 82,907 0 .97 (f) ( 0 .39 ) 33 .6
17 .71 80,284 0 .97 (f) ( 0 .14 ) 28 .1
13 .28 77,509 0 .97 (f) ( 0 .27 ) 34 .8
29 .89 84,785 0 .97 (f) ( 0 .18 ) 38 .5
( 25 .31 ) (c) 209,190 0 .85 (e) ,(f) ( 0 .41 ) (e) 30 .7 (e)
38 .94 364,553 0 .84 (f) ( 0 .40 ) 23 .1
28 .04 (d) 296,527 0 .85 (f) ( 0 .27 ) 33 .6
17 .72 (d) 293,297 0 .85 (f) ( 0 .01 ) 28 .1
13 .48 282,290 0 .85 (f) ( 0 .15 ) 34 .8
30 .03 313,275 0 .85 (f) ( 0 .06 ) 38 .5
( 25 .21 ) (c) 7,260,403 0 .59 (e) ,(f) ( 0 .16 ) (e) 30 .7 (e)
39 .24 (d) 9,740,176 0 .59 (f) ( 0 .15 ) 23 .1
28 .42 (d) 7,254,770 0 .59 (f) ( 0 .02 ) 33 .6
18 .06 6,356,209 0 .59 (f) 0 .24 28 .1
13 .72 5,378,075 0 .59 (f) 0 .10 34 .8
30 .41 4,927,534 0 .59 (f) 0 .00 38 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2022(b) $ 26.67 $ 0.12 ( $ 2.44) ( $ 2.32) ( $ 0.20) ( $ 3.05) ( $ 3.25) $ 21.10
2021 20.14 0.24 7.88 8.12 (0.33) (1.26) (1.59) 26 .67
2020 19.10 0.28 1.46 1.74 (0.32) (0.38) (0.70) 20.14
2019 17.99 0.31 1.92 2.23 (0.28) (0.84) (1.12) 19.10
2018 17.96 0.29 0.92 1.21 (0.25) (0.93) (1.18) 17.99
2017 15.02 0.26 3.14 3.40 (0.26) (0.20) (0.46) 17.96
Class C shares
2022(b) 25.81 0.01 (2.36) (2.35) – (3.05) (3.05) 20.41
2021 19.54 0.03 7.65 7.68 (0.15) (1.26) (1.41) 25.81
2020 18.57 0.11 1.41 1.52 (0.17) (0.38) (0.55) 19.54
2019 17.51 0.16 1.89 2.05 (0.15) (0.84) (0.99) 18.57
2018 17.54 0.13 0.90 1.03 (0.13) (0.93) (1.06) 17.51
2017 14.69 0.12 3.08 3.20 (0.15) (0.20) (0.35) 17.54
Class J shares
2022(b) 26.36 0.12 (2.40) (2.28) (0.21) (3.05) (3.26) 20.82
2021 19.93 0.25 7.78 8.03 (0.34) (1.26) (1.60) 26.36
2020 18.91 0.29 1.44 1.73 (0.33) (0.38) (0.71) 19.93
2019 17.82 0.32 1.91 2.23 (0.30) (0.84) (1.14) 18.91
2018 17.80 0.30 0.92 1.22 (0.27) (0.93) (1.20) 17.82
2017 14.89 0.27 3.11 3.38 (0.27) (0.20) (0.47) 17.80
Institutional shares
2022(b) 26.70 0.15 (2.44) (2.29) (0.25) (3.05) (3.30) 21.11
2021 20.16 0.30 7.88 8.18 (0.38) (1.26) (1.64) 26.70
2020 19.12 0.33 1.46 1.79 (0.37) (0.38) (0.75) 20.16
2019 18.01 0.36 1.92 2.28 (0.33) (0.84) (1.17) 19.12
2018 17.98 0.34 0.92 1.26 (0.30) (0.93) (1.23) 18.01
2017 15.03 0.31 3.14 3.45 (0.30) (0.20) (0.50) 17.98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.81) % (c),(d),(e) $ 584,321 0.39% (f) – % 1.01% (f) 1.6% (f)
42.29 (e) 651,354 0.40 – 1.00 3.8
9.23 (e) 465,384 0.42 – 1.45 6.0
13.84 (e) 435,070 0.46 – 1.73 3.2
6.89 (e) 380,299 0.44 – 1.60 5.8
23.04 (e) 355,131 0.46 – 1.57 3.4
(10.23) (c),(e) 52,705 1.29 (f),(g) – 0.12 (f) 1.6 (f)
41.04 (e) 65,380 1.29 (g) – 0.14 3.8
8.27 (e) 61,996 1.30 (g) – 0.59 6.0
12.91 (e) 66,411 1.30 (g) – 0.91 3.2
5.92 (e) 65,204 1.30 (g) – 0.75 5.8
22.07 (e) 56,953 1.30 (g) – 0.72 3.4
(9.80) (c),(e) 866,922 0.34 (f),(h) 0.36 (f),(i) 1.06 (f) 1.6 (f)
42.31 (e) 970,126 0.35 (h) 0.37 (i) 1.06 3.8
9.29 (e) 691,249 0.36 (h) 0.39 (i) 1.52 6.0
13.95 (e) 691,045 0.38 (h) 0.41 (i) 1.82 3.2
6.98 (e) 653,442 0.37 (h) 0.40 (i) 1.68 5.8
23.14 (e) 641,445 0.37 (h) 0.40 (i) 1.66 3.4
(9.73) (c) 3,948,231 0.16 (f) – 1.23 (f) 1.6 (f)
42.61 4,069,356 0.17 – 1.27 3.8
9.51 3,986,295 0.17 – 1.71 6.0
14.18 4,175,228 0.17 – 2.02 3.2
7.17 3,693,260 0.16 – 1.88 5.8
23.45 3,568,996 0.16 – 1.87 3.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
R-1 shares
2022(b) $ 26 .53 $ 0 .04 ( $ 2 .43 ) ( $ 2 .39 ) ( $ 0 .05 ) ( $ 3 .05 ) ( $ 3 .10 ) $ 21 .04
2021 20 .05 0 .09 7 .85 7 .94 ( 0 .20 ) ( 1 .26 ) ( 1 .46 ) 26 .53
2020 19 .00 0 .16 1 .45 1 .61 ( 0 .18 ) ( 0 .38 ) ( 0 .56 ) 20 .05
2019 17 .87 0 .21 1 .93 2 .14 ( 0 .17 ) ( 0 .84 ) ( 1 .01 ) 19 .00
2018 17 .85 0 .18 0 .91 1 .09 ( 0 .14 ) ( 0 .93 ) ( 1 .07 ) 17 .87
2017 14 .93 0 .16 3 .13 3 .29 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 17 .85
R-3 shares
2022(b) 26 .67 0 .08 ( 2 .44 ) ( 2 .36 ) ( 0 .12 ) ( 3 .05 ) ( 3 .17 ) 21 .14
2021 20 .15 0 .17 7 .87 8 .04 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 26 .67
2020 19 .11 0 .22 1 .46 1 .68 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 20 .15
2019 17 .98 0 .26 1 .93 2 .19 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 19 .11
2018 17 .95 0 .24 0 .93 1 .17 ( 0 .21 ) ( 0 .93 ) ( 1 .14 ) 17 .98
2017 15 .02 0 .22 3 .13 3 .35 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 17 .95
R-4 shares
2022(b) 26 .78 0 .10 ( 2 .44 ) ( 2 .34 ) ( 0 .15 ) ( 3 .05 ) ( 3 .20 ) 21 .24
2021 20 .23 0 .21 7 .91 8 .12 ( 0 .31 ) ( 1 .26 ) ( 1 .57 ) 26 .78
2020 19 .19 0 .26 1 .46 1 .72 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 20 .23
2019 18 .05 0 .30 1 .94 2 .24 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 19 .19
2018 18 .02 0 .28 0 .92 1 .20 ( 0 .24 ) ( 0 .93 ) ( 1 .17 ) 18 .05
2017 15 .07 0 .25 3 .14 3 .39 ( 0 .24 ) ( 0 .20 ) ( 0 .44 ) 18 .02
R-5 shares
2022(b) 27 .09 0 .12 ( 2 .48 ) ( 2 .36 ) ( 0 .19 ) ( 3 .05 ) ( 3 .24 ) 21 .49
2021 20 .44 0 .24 7 .99 8 .23 ( 0 .32 ) ( 1 .26 ) ( 1 .58 ) 27 .09
2020 19 .38 0 .29 1 .47 1 .76 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .44
2019 18 .22 0 .32 1 .96 2 .28 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .38
2018 18 .18 0 .30 0 .93 1 .23 ( 0 .26 ) ( 0 .93 ) ( 1 .19 ) 18 .22
2017 15 .20 0 .27 3 .18 3 .45 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 18 .18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 10 .11 ) % (c) $ 12,421 1 .03% (d) 0 .37% (d) 1 .6% (d)
41 .38 17,742 1 .03 0 .36 3 .8
8 .58 11,726 1 .03 0 .85 6 .0
13 .21 14,258 1 .03 1 .17 3 .2
6 .20 15,612 1 .03 1 .01 5 .8
22 .33 19,523 1 .03 0 .99 3 .4
( 9 .97 ) (c) 161,591 0 .72 (d) 0 .68 (d) 1 .6 (d)
41 .78 192,913 0 .72 0 .70 3 .8
8 .92 167,324 0 .72 1 .16 6 .0
13 .54 181,254 0 .72 1 .48 3 .2
6 .60 192,273 0 .72 1 .32 5 .8
22 .65 222,619 0 .72 1 .31 3 .4
( 9 .89 ) (c) ,(e) 107,190 0 .53 (d) 0 .87 (d) 1 .6 (d)
42 .09 (e) 135,073 0 .53 0 .90 3 .8
9 .09 132,402 0 .53 1 .35 6 .0
13 .80 142,497 0 .53 1 .67 3 .2
6 .76 152,704 0 .53 1 .51 5 .8
22 .93 195,180 0 .53 1 .50 3 .4
( 9 .82 ) (c) 277,458 0 .41 (d) 0 .99 (d) 1 .6 (d)
42 .22 327,673 0 .41 0 .99 3 .8
9 .21 244,545 0 .41 1 .48 6 .0
13 .95 297,495 0 .41 1 .80 3 .2
6 .87 352,267 0 .41 1 .63 5 .8
23 .10 402,781 0 .41 1 .63 3 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2022(b) $ 20.70 $ 0.10 ( $ 0.96) ( $ 0.86) ( $ 0.14) ( $ 1.60) ( $ 1.74) $ 18.10
2021 14.67 0.15 6.10 6.25 (0.22) – (0.22) 20.70
2020 16.98 0.21 (1.47) (1.26) (0.31) (0.74) (1.05) 14.67
2019 16.79 0.31 1.42 1.73 (0.23) (1.31) (1.54) 16.98
2018 16.93 0.23 0.74 0.97 (0.16) (0.95) (1.11) 16.79
2017 14.88 0.21 2.49 2.70 (0.24) (0.41) (0.65) 16.93
Institutional shares
2022(b) 21.07 0.13 (0.98) (0.85) (0.19) (1.60) (1.79) 18.43
2021 14.94 0.21 6.19 6.40 (0.27) – (0.27) 21.07
2020 17.27 0.26 (1.48) (1.22) (0.37) (0.74) (1.11) 14.94
2019 17.05 0.37 1.44 1.81 (0.28) (1.31) (1.59) 17.27
2018 17.17 0.29 0.75 1.04 (0.21) (0.95) (1.16) 17.05
2017 15.08 0.26 2.53 2.79 (0.29) (0.41) (0.70) 17.17
R-1 shares
2022(b) 20.93 0.04 (0.96) (0.92) (0.04) (1.60) (1.64) 18.37
2021 14.83 0.04 6.17 6.21 (0.11) – (0.11) 20.93
2020 17.13 0.13 (1.48) (1.35) (0.21) (0.74) (0.95) 14.83
2019 16.91 0.23 1.44 1.67 (0.14) (1.31) (1.45) 17.13
2018 17.05 0.13 0.75 0.88 (0.07) (0.95) (1.02) 16.91
2017 14.98 0.12 2 .51 2.63 (0.15) (0.41) (0.56) 17.05
R-3 shares
2022(b) 22.13 0.07 (1.02) (0.95) (0.09) (1.60) (1.69) 19.49
2021 15.67 0.10 6.53 6.63 (0.17) – (0.17) 22.13
2020 18.07 0.19 (1.58) (1.39) (0.27) (0.74) (1.01) 15.67
2019 17.72 0.30 1.52 1.82 (0.16) (1.31) (1.47) 18.07
2018 17.80 0.20 0.77 0.97 (0.10) (0.95) (1.05) 17.72
2017 15.61 0.18 2.62 2.80 (0.20) (0.41) (0.61) 17.80
R-4 shares
2022(b) 21.04 0.09 (0.98) ( 0 .89) (0.12) (1.60) (1.72) 18.43
2021 14.90 0.14 6.20 6.34 (0.20) – (0.20) 21.04
2020 17.23 0.21 (1.50) (1.29) (0.30) (0.74) (1.04) 14.90
2019 17.01 0.32 1.43 1.75 (0.22) (1.31) (1.53) 17.23
2018 17.13 0.22 0.76 0.98 (0.15) (0.95) (1.10) 17.01
2017 15.05 0.20 2.51 2.71 (0.22) (0.41) (0.63) 17.13
R-5 shares
2022(b) 21.22 0.10 (0.98) (0.88) (0.12) (1.60) (1.72) 18.62
2021 15.04 0.16 6.25 6.41 ( 0 .23) – (0.23) 21.22
2020 17.38 0.23 (1.50) (1.27) (0.33) (0.74) (1.07) 15.04
2019 17.15 0.34 1 .44 1.78 (0.24) (1.31) (1.55) 17.38
2018 17.26 0.25 0.76 1.01 (0.17) (0.95) (1.12) 17.15
2017 15.16 0.22 2.54 2.76 (0.25) (0.41) (0.66) 17.26

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.32) % (c),(d) $ 84,286 0.96% (e),(f) 1.05% (e),(g) 1.01% (e) 46.5% (e)
42.96 (d) 84,871 0.98 (f) 1.07 (g) 0.82 46.3
(8.14) (d) 62,003 1.04 (f) 1.14 (g) 1.39 54.6
12.14 (d) 74,483 1.06 (f) 1.15 (g) 1.97 51.5
5.76 (d) 72,851 1.03 (f) 1.12 (g) 1.35 44.4
18.59 (d) 75,559 1.08 (f) 1.13 (g) 1.31 33.4
(4.15) (c),(h) 3,236,825 0.70 (e),(i) – 1.28 (e) 46.5 (e)
43.27 3,457,999 0.70 (i) – 1.07 46.3
(7.82) 1,754,898 0.72 (i) – 1.72 54.6
12.53 2,065,317 0.72 (i) – 2.30 51.5
6.11 1,983,831 0.71 (i) – 1.66 44.4
18.95 1,798,751 0.76 (i) – 1.62 33.4
(4.58) (c) 4,156 1.57 (e),(i) – 0.40 (e) 46.5 (e)
42.06 4,000 1.58 (i) – 0.22 46.3
(8.58) 2,889 1.59 (i) – 0.85 54.6
11.53 4,436 1.59 (i) – 1.44 51.5
5.15 4,455 1.59 (i) – 0.78 44.4
17.89 4,449 1.64 (i) – 0.74 33.4
(4.47) (c) 6,543 1.26 (e),(i) – 0.71 (e) 46.5 (e)
42.56 7,133 1.27 (i) – 0.52 46.3
(8.36) 4,056 1.28 (i) – 1.16 54.6
11.90 5,695 1.28 (i) – 1.77 51.5
5.46 6,196 1.28 (i) – 1.09 44.4
18.30 9,007 1.33 (i) – 1.06 33.4
(4.40) (c) 2,128 1.07 (e),(i) – 0.91 (e) 46.5 (e)
42.86 2,599 1.08 (i) – 0.72 46.3
(8.19) 1,866 1.09 (i) – 1.34 54.6
12.09 4,028 1.09 (i) – 1.98 51.5
5.71 4,910 1.09 (i) – 1.28 44.4
18.45 5,964 1.14 (i) – 1.25 33.4
(4.29) (c) 6,073 0.95 (e),(i) – 1.05 (e) 46.5 (e)
42.94 8,722 0.96 (i) – 0.84 46.3
(8.05) 6,935 0.97 (i) – 1.47 54.6
12.22 10,455 0.97 (i) – 2.11 51.5
5.87 10,726 0.97 (i) – 1.41 44.4
18.63 9,072 1.02 (i) – 1.35 33.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2022(b) $ 42.87 ( $ 0.08) ( $ 6.89) ( $ 6.97) $ – ( $ 3.33) ( $ 3.33) $ 32.57
2021 30.19 (0.19) 13.26 13.07 – (0.39) (0.39) 42.87
2020 30.15 (0.01) 1.44 1.43 (0.07) (1.32) (1.39) 30.19
2019 26.24 0.01 6.64 6.65 – (2.74) (2.74) 30.15
2018 26.90 (0.04) 0.29 0.25 – (0.91) (0.91) 26.24
2017 21.79 (0.02) 5.63 5.61 ( 0 .03) (0.47) (0.50) 26.90
Class C shares
2022(b) 37.32 (0.19) (5.92) (6.11) – (3.33) (3.33) 27.88
2021 26.51 (0.39) 11.59 11.20 – (0.39) (0.39) 37.32
2020 26.77 (0.19) 1.25 1.06 – (1.32) (1.32) 26.51
2019 23.77 (0.16) 5.90 5.74 – (2.74) (2.74) 26.77
2018 24.63 (0.22) 0.27 0.05 – (0.91) (0.91) 23 .77
2017 20.10 (0.18) 5.18 5.00 – (0.47) (0.47) 24.63
Class J shares
2022(b) 41.18 (0.05) (6.60) (6.65) – (3.33) (3.33) 31.20
2021 28.96 (0.12) 12.73 12.61 – (0.39) (0.39) 41.18
2020 28.99 0.03 1.38 1.41 (0.12) (1.32) (1.44) 28.96
2019 25.30 0.05 6.38 6.43 – (2.74) (2.74) 28 .99
2018 25.94 – 0.27 0.27 – (0.91) (0.91) 25.30
2017 21.02 0.02 5.43 5.45 ( 0 .06) (0.47) (0.53) 25.94
Institutional shares
2022(b) 44.26 (0.03) (7.13) (7.16) – (3.33) (3.33) 33.77
2021 31.08 (0.09) 13.66 13.57 – (0.39) (0.39) 44.26
2020 31.00 0.06 1.49 1.55 (0.15) (1.32) ( 1 .47) 31.08
2019 26.84 0.09 6.83 6.92 (0.02) (2.74) (2.76) 31.00
2018 27.44 0.04 0.28 0.32 (0.01) (0.91) (0.92) 26.84
2017 22.21 0.05 5.74 5.79 (0.09) (0.47) (0.56) 27.44
R-1 shares
2022(b) 38.77 (0.16) (6.17) (6.33) – (3.33) (3.33) 29.11
2021 27.47 (0.35) 12.04 11.69 – (0.39) (0.39) 38.77
2020 27.63 (0.14) 1.30 1.16 – (1.32) (1.32) 27.47
2019 24.39 (0.11) 6.09 5.98 – (2.74) (2.74) 27.63
2018 25.20 (0.16) 0.26 0.10 – (0.91) (0.91) 24.39
2017 20.50 (0.13) 5.30 5.17 – (0.47) (0.47) 25.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(17.54) % (c),(d) $ 1,759,245 0.93% (e) – % (0.43) % (e) 15.3% (e)
43.63 (d) 2,198,683 0.93 – (0.50) 12.4
4.83 (d) 1,607,917 0.95 – (0.04) 13.9
29.21 (d) 1,645,317 0.98 – 0.05 13.6
0.86 (d) 1,439,026 0.96 – (0.14) 25.8
26.19 (d) 1,714,560 1.00 – (0.10) 15.4
(17.86) (c),(d) 50,812 1.70 (e) – (1.20) (e) 15.3 (e)
42.62 (d) 72,682 1.67 – (1.21) 12.4
4.02 (d) 158,906 1.69 – (0.74) 13.9
28.32 (d) 228,866 1.70 – (0.67) 13.6
0.11 (d) 248,197 1.69 – (0.86) 25.8
25.31 (d) 301,746 1.71 – (0.81) 15.4
(17.47) (c),(d) 323,197 0.78 (e),(f) 0.80 (e),(g) (0.27) (e) 15.3 (e)
43.85 (d),(h) 407,907 0.78 (f) 0.80 (g) (0.34) 12.4
4.98 (d),(h) 310,404 0.79 (f) 0.82 (g) 0.12 13.9
29.45 (d) 325,426 0.83 (f) 0.86 (g) 0.21 13.6
0.98 (d) 275,443 0.82 (f) 0.85 (g) 0.00 25.8
26.44 (d) 302,971 0.82 (f) 0.85 (g) 0.07 15.4
(17.43) (c),(h) 12,321,009 0.67 (e) ,(i) – (0.17) (e) 15.3 (e)
44.03 (h) 15,790,247 0.67 (i) – (0.24) 12.4
5.08 12,106,903 0.69 (i) – 0.21 13.9
29.61 12,070,133 0.70 (i) – 0.34 13.6
1.12 10,720,328 0.69 (i) – 0.13 25.8
26.58 11,396,657 0.68 (i) – 0.18 15.4
(17.75) (c) 91,875 1.46 (e) – (0.95) (e) 15.3 (e)
42.92 116,642 1.46 – (1.02) 12.4
4.27 89,600 1.46 – (0.54) 13.9
28.61 98,489 1.47 – (0.43) 13.6
0.31 81,543 1.47 – (0.65) 25.8
25.65 86,677 1.47 – (0.59) 15.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2022(b) $ 41.63 ( $ 0.12) ( $ 6.67) ( $ 6.79) $ – ( $ 3.33) ( $ 3.33) $ 31.51
2021 29.38 (0.26) 12.90 12.64 – (0.39) (0.39) 41.63
2020 29.38 (0.06) 1 .38 1.32 – (1.32) (1.32) 29.38
2019 25.68 (0.04) 6.48 6.44 – (2.74) (2.74) 29.38
2018 26.40 (0.09) 0.28 0.19 – (0.91) (0.91) 25.68
2017 21.40 (0.06) 5.53 5.47 – (0.47) (0.47) 26.40
R-4 shares
2022(b) 43.71 (0.09) (7.03) (7.12) – (3.33) (3.33) 33.26
2021 30.78 (0.20) 13.52 13.32 – (0.39) (0.39) 43.71
2020 30.70 (0.01) 1.46 1.45 (0.05) (1.32) (1.37) 30.78
2019 26.66 0.01 6.77 6.78 – (2.74) (2.74) 30.70
2018 27.33 (0.04) 0.28 0.24 – (0.91) (0.91) 26.66
2017 22.11 (0.02) 5.73 5.71 (0.02) (0.47) (0.49) 27.33
R-5 shares
2022(b) 43.47 (0.06) (7.00) (7.06) – (3.33) (3.33) 33.08
2021 30.57 (0.15) 13.44 13.29 – (0.39) ( 0 .39) 43.47
2020 30.53 0.03 1.44 1.47 (0.11) (1.32) (1.43) 30.57
2019 26.50 0.05 6.72 6.77 – (2.74) (2.74) 30.53
2018 27.13 (0.01) 0.29 0.28 – (0.91) (0.91) 26.50
2017 21.96 0.01 5.68 5.69 (0.05) (0.47) (0.52) 27.13
R-6 shares
2022(b) 44.26 (0.02) (7.13) (7.15) – (3.33) (3.33) 33.78
2021 31.05 (0.06) 13.66 13.60 – (0.39) (0.39) 44.26
2020 30.97 0.09 1.49 1.58 (0.18) (1.32) (1.50) 31.05
2019 26.83 0.13 6.80 6.93 (0.05) (2.74) (2.79) 30.97
2018 27.42 0.06 0.30 0.36 (0.04) (0.91) (0.95) 26.83
2017(g) 22.98 0.05 4.97 5.02 (0.11) (0.47) (0.58) 27.42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(17.63) % (c) $ 51,810 1.15% (d) (0.64) % (d) 15.3% (d)
43.32 (e) 73,376 1.15 (0.71) 12.4
4.61 (e) 66,616 1.15 (0.22) 13.9
29.01 83,961 1.16 (0.14) 13.6
0.65 99,735 1.16 (0.33) 25.8
25.98 122,849 1.16 (0.27) 15.4
(17.54) (c) 52,810 0.96 (d) (0.45) (d) 15.3 (d)
43.61 81,569 0.96 (0 .52) 12.4
4.82 71,485 0.96 (0.04) 13.9
29.23 76,985 0.97 0.02 13.6
0.81 87,620 0.97 (0.14) 25.8
26.27 127,947 0 .97 (0.07) 15.4
(17.50) (c) 323,613 0.84 (d) (0.33) (d) 15.3 (d)
43.76 (e) 427,065 0.84 (0.40) 12.4
4.93 (e) 325,105 0.84 0.09 13.9
29.39 387,741 0.85 0.19 13.6
0.97 337,245 0.85 (0.02) 25.8
26.39 378,762 0.85 0.04 15.4
(17.38) (c) 5,548,148 0.58 (d),(f) (0.08) (d) 15.3 (d)
44.13 5,220,374 0.59 (f) (0.15) 12.4
5.20 4,054,486 0.60 (f) 0.29 13.9
29.71 2,431,236 0.60 (f) 0.45 13.6
1.24 1,442,924 0.59 (f) 0.21 25.8
22.33 (c) 784,496 0.60 (d),(f) 0.20 (d) 15.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2022(b) $ 10.74 ( $ 0.01) ( $ 2.22) ( $ 2.23) $ – ( $ 2.15) ( $ 2.15) $ 6.36
2021 8.39 (0.03) 3.63 3.60 – (1.25) (1.25) 10 .74
2020 6.40 (0.04) 2.39 2.35 – (0.36) (0.36) 8.39
2019 7.05 (0.03) 0.49 0.46 – (1.11) (1.11) 6.40
2018 7.13 (0.03) 0.26 0.23 – (0.31) (0.31) 7.05
2017 5.50 (0.02) 1.66 1.64 (0.01) – (0.01) 7.13
Institutional shares
2022(b) 14.99 (0.01) (3.27) (3.28) – (2.15) (2.15) 9.56
2021 11.30 (0.03) 4.97 4.94 – (1.25) (1.25) 14.99
2020 8.48 (0.04) 3.22 3.18 – (0.36) (0.36) 11.30
2019 8.92 (0.02) 0.69 0.67 – (1.11) (1.11) 8.48
2018 8.92 (0.02) 0.33 0.31 – (0.31) (0.31) 8.92
2017 6.88 (0.01) 2.07 2.06 (0.02) – (0.02) 8.92
R-1 shares
2022(b) 11.05 (0.04) (2.30) (2.34) – (2.15) (2.15) 6.56
2021 8.66 (0.10) 3.74 3.64 – (1.25) (1.25) 11.05
2020 6.63 (0.09) 2.48 2.39 – (0.36) (0.36) 8.66
2019 7.29 (0.07) 0.52 0.45 – (1.11) (1.11) 6.63
2018 7.41 (0.08) 0.27 0.19 – (0.31) (0.31) 7.29
2017 5.74 (0.06) 1.73 1.67 – – – 7 .41
R-3 shares
2022(b) 13.55 (0.04) (2.91) (2.95) – (2.15) (2.15) 8.45
2021 10.35 (0.09) 4.54 4.45 – (1.25) (1.25) 13.55
2020 7.84 (0.07) 2.94 2.87 – (0.36) (0.36) 10.35
2019 8.37 (0.06) 0.64 0.58 – (1.11) (1.11) 7.84
2018 8.44 (0.07) 0.31 0.24 – (0.31) (0.31) 8.37
2017 6.51 (0.04) 1.97 1.93 – – – 8.44
R-4 shares
2022(b) 14.68 (0.03) (3.18) (3.21) – (2.15) (2.15) 9.32
2021 11.12 (0.07) 4.88 4.81 – (1.25) (1.25) 14.68
2020 8.38 (0.06) 3.16 3.10 – (0.36) (0.36) 11 .12
2019 8.85 (0.05) 0.69 0.64 – (1.11) (1.11) 8.38
2018 8.88 (0.05) 0.33 0.28 – (0.31) ( 0 .31) 8.85
2017 6.85 (0.03) 2.06 2.03 – – – 8.88
R-5 shares
2022(b) 15.50 (0.03) (3.38) (3.41) – (2.15) (2.15) 9.94
2021 11.67 (0.05) 5.13 5.08 – (1.25) (1.25) 15.50
2020 8.77 (0.05) 3.31 3.26 – (0.36) (0.36) 11.67
2019 9.19 (0.04) 0.73 0.69 – (1.11) (1.11) 8.77
2018 9.20 (0.04) 0.34 0.30 – (0.31) (0.31) 9.19
2017 7.09 (0.02) 2.14 2.12 (0.01) – (0.01) 9.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(24.60) % (c),(d),(e) $ 94,335 0.89% (f),(g) 0.91% (f),(h) (0.37) % (f) 143.4% (f)
45.43 (d),(e) 131,086 0.88 (g) 0.90 (h) (0.35) 114.5
38.55 (d),(e) 93,209 0.93 (g) 0.96 (h) (0.56) 120.6
10.27 (e) 71,129 0.97 (g) 1.00 (h) (0.46) 104.6
3.26 (e) 67,918 0.93 (g) 0.96 (h) (0.44) 114.2
29.84 (e) 64,647 0.97 (g) 1.00 (h) (0.30) 128.5
(24.64) (c),(d) 132,342 0.75 (f),(i) – (0.23) (f) 143.4 (f)
45.74 (d) 149,191 0.75 (i) – (0.24) 114.5
38.77 58,852 0.75 (i) – (0.38) 120.6
10.51 52,324 0.75 (i) – (0.25) 104.6
3.51 67,785 0.75 (i) – (0.26) 114.2
30.10 57,772 0.75 (i) – (0.08) 128.5
(24.85) (c),(d) 1,078 1.54 (f) – (1.02) (f) 143.4 (f)
44 .57 (d) 1,740 1.54 – (1.02) 114.5
37.62 1,789 1.55 – (1.19) 120.6
9.71 1,286 1.55 – (1.05) 104.6
2.58 1,391 1.55 – (1.05) 114.2
29.09 1,321 1.55 – (0.87) 128.5
(24.83) (c),(d) 19,039 1.23 (f) – (0.72) (f) 143.4 (f)
45.01 (d) 22,672 1.23 – (0.72) 114.5
38.08 (d) 13,555 1.24 – (0.87) 120.6
10.06 11,187 1.24 – (0.74) 104.6
2.86 12,807 1.24 – (0.75) 114.2
29.65 11,542 1.24 – (0.57) 128.5
(24.69) (c),(d) 4,706 1 .04 (f) – (0.53) (f) 143.4 (f)
45.27 (d) 6,759 1.04 – (0.52) 114.5
38.26 4,709 1.05 – (0.68) 120.6
10.20 4,103 1.05 – (0.55) 104.6
3.18 4,997 1.05 – (0.54) 114.2
29.71 6,854 1.05 – (0.37) 128.5
(24.67) (c),(d) 6,853 0.92 (f) – (0.42) (f) 143.4 (f)
45.47 (d) 25,223 0.92 – (0.39) 114.5
38.38 23,760 0.93 – (0.55) 120.6
10.40 22,099 0.93 – (0.43) 104.6
3.29 22,080 0.93 – (0.44) 114.2
29.94 19,952 0.93 – (0.26) 128.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions from
Realized Gains
Total Dividends
and Distributions
MIDCAP GROWTH FUND III
Class J shares
2022(b) $ 13.69 ( $ 0.03) ( $ 2.67) ( $ 2.70) $ – ( $ 3.43) ( $ 3.43)
2021 10.46 (0.09) 4.12 4.03 – (0.80) (0.80)
2020 9.53 (0.06) 1.98 1.92 – (0.99) (0.99)
2019 9.35 (0.05) 1.37 1.32 – (1.14) (1.14)
2018 10.21 (0.06) 0.69 0.63 – (1.49) (1.49)
2017 8 .24 (0.05) 2.05 2.00 – (0.03) (0.03)
Institutional shares
2022(b) 18.18 (0.03) (3.75) (3.78) – (3.43) (3.43)
2021 13.63 (0.08) 5.43 5.35 – (0.80) (0.80)
2020 12.10 (0.04) 2.56 2.52 – (0.99) (0.99)
2019 11.50 (0.02) 1.76 1.74 – (1.14) (1.14)
2018 12.19 ( 0 .03) 0.83 0.80 – (1.49) (1.49)
2017 9.79 (0.01) 2.44 2.43 – (0.03) (0.03)
R-1 shares
2022(b) 13.51 (0.06) (2.61) (2.67) – (3.43) (3.43)
2021 10.39 (0.17) 4.09 3.92 – (0.80) (0.80)
2020 9.52 (0.11) 1.97 1.86 – (0.99) (0.99)
2019 9.39 (0.10) 1.37 1.27 – (1.14) (1.14)
2018 10.30 (0.11) 0.69 0.58 – (1.49) (1.49)
2017 8.35 (0.09) 2.07 1.98 – ( 0 .03) (0.03)
R-3 shares
2022(b) 16.30 (0.06) (3.28) (3.34) – (3.43) (3.43)
2021 12.36 (0.16) 4.90 4.74 – (0.80) (0.80)
2020 11.12 (0.10) 2.33 2.23 – (0.99) (0.99)
2019 10.72 (0.08) 1.62 1.54 – (1.14) (1.14)
2018 11.52 (0.09) 0.78 0.69 – (1.49) (1.49)
2017 9.31 (0.07) 2.31 2.24 – (0.03) (0.03)
R-4 shares
2022(b) 17.08 (0.05) (3.48) (3.53) – (3.43) (3.43)
2021 12.90 (0.14) 5.12 4.98 – (0.80) (0.80)
2020 11.53 (0.08) 2.44 2.36 – (0.99) (0.99)
2019 11.06 (0.06) 1.67 1.61 – (1.14) (1.14)
2018 11.82 (0.07) 0.80 0.73 – (1.49) (1.49)
2017 9.53 (0.05) 2.37 2.32 – (0.03) (0.03)
R-5 shares
2022(b) 18.15 (0.05) (3.73) (3.78) – (3.43) (3.43)
2021 13.65 (0.12) 5.42 5.30 – (0.80) (0.80)
2020 12.14 (0.07) 2.57 2.50 – (0.99) (0.99)
2019 11.56 (0.05) 1.77 1.72 – (1.14) (1.14)
2018 12.28 (0.06) 0.83 0.77 – (1.49) (1.49)
2017 9.89 (0.04) 2.46 2.42 – (0.03) (0.03)

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Net Asset Value,
End of Period Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
$ 7.56 (24.32) % (c),(d),(e) $ 42,032 1.13% (f),(g) 1.17% (f),(h) (0.72) % (f) 38.3% (f)
13 .69 39.96 (e) 59,567 1.12 (g) 1.17 (h) (0.77) 34.3
10.46 21.76 (e) 45,753 1.19 (g) 1.25 (h) (0.65) 50.7
9.53 17.48 (e) 41,366 1.27 (g) 1.38 (h) (0.55) 43.2
9.35 6.61 (e) 36,912 1.24 (g) 1.35 (h) (0.56) 44.3
10.21 24.31 (e) 35,778 1.29 (g) 1.37 (h) (0.49) 81.6
10.97 (24.25) (c),(d) 1,035,862 0.86 (f),(i) – (0.46) (f) 38.3 (f)
18.18 40.37 1,165,856 0.86 (i) – (0.50) 34.3
13.63 22.12 1,127,871 0.87 (i) – (0.33) 50.7
12.10 17.93 1,032,306 0.91 (i) – (0.19) 43.2
11.50 6.97 961,018 0.91 (i) – (0.22) 44.3
12.19 24.85 1,037,760 0.94 (i) – (0.13) 81.6
7.41 (24.56) (c) 1,314 1.73 (f),(i) – (1.33) (f) 38.3 (f)
13.51 39.12 1,781 1.74 (i) – (1.38) 34.3
10.39 21.09 1,430 1.75 (i) – (1.21) 50.7
9.52 16.80 1,438 1.78 (i) – (1.06) 43.2
9.39 6.00 1,665 1.78 (i) – (1.10) 44.3
10.30 23.75 2,266 1.81 (i) – (1.01) 81.6
9.53 (24.45) (c) 3,880 1.42 (f),(i) – (1.02) (f) 38.3 (f)
16.30 39.54 5,149 1.43 (i) – (1.09) 34.3
12.36 21.41 2,643 1.44 (i) – (0.89) 50.7
11.12 17.28 2,913 1.47 (i) – (0.75) 43.2
10.72 6.35 3,424 1.47 (i) – (0.78) 44.3
11.52 24.09 4,920 1.50 (i) – (0.69) 81.6
10.12 (24.37) (c),(d) 1,485 1.23 (f),(i) – (0.82) (f) 38.3 (f)
17.08 39.76 2,640 1.24 (i) – (0.89) 34.3
12.90 21.80 2,223 1.25 (i) – (0.69) 50.7
11.53 17.39 3,004 1.28 (i) – (0.57) 43.2
11.06 6.55 3,658 1.28 (i) – (0.60) 44.3
11.82 24.37 5,191 1.31 (i) – (0.51) 81.6
10.94 (24.30) (c),(d) 2,996 1.11 (f),(i) – (0.69) (f) 38.3 (f)
18.15 39.92 5,903 1.12 (i) – (0.76) 34.3
13.65 21.87 6,505 1.13 (i) – (0.59) 50.7
12.14 17.62 5,527 1.16 (i) – (0.44) 43.2
11.56 6.64 6,408 1.16 (i) – (0.49) 44.3
12.28 24.50 7,385 1.19 (i) – (0.39) 81.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2022(b) $ 25.15 $ 0.12 ( $ 2.51) ( $ 2.39) ( $ 0.25) ( $ 1.79) ( $ 2.04) $ 20.72
2021 18.23 0.26 8.18 8.44 (0.21) (1.31) ( 1 .52) 25.15
2020 19.65 0.20 (0.41) (0.21) (0.26) (0.95) (1.21) 18.23
2019 20.17 0.23 1.15 1.38 (0.22) (1.68) (1.90) 19.65
2018 21.53 0.25 (0.08) 0.17 (0.21) (1.32) (1.53) 20.17
2017 18.62 0.19 3.95 4.14 (0.23) (1.00) (1.23) 21.53
Institutional shares
2022(b) 26.06 0.15 (2.61) (2.46) (0.28) (1.79) (2.07) 21.53
2021 18.84 0.31 8.46 8.77 (0.24) (1.31) (1.55) 26.06
2020 20.28 0.25 ( 0 .44) (0.19) (0.30) (0.95) (1.25) 18.84
2019 20.76 0.28 1.18 1.46 (0.26) (1.68) (1.94) 20.28
2018 22.11 0.30 (0.08) 0.22 (0.25) (1.32) (1.57) 20.76
2017 19.10 0.24 4.05 4.29 (0.28) (1.00) (1.28) 22.11
R-1 shares
2022(b) 25.71 0.05 (2.57) (2.52) (0.09) (1.79) (1.88) 21.31
2021 18.62 0.11 8.37 8.48 (0.08) (1.31) (1.39) 25.71
2020 19.99 0.10 (0.44) (0.34) (0.08) (0.95) (1.03) 18.62
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
2018 21.81 0.11 (0.07) 0.04 (0.08) (1.32) (1.40) 20.45
2017 18.84 0.05 4.01 4.06 (0.09) (1.00) (1.09) 21.81
R-3 shares
2022(b) 26.57 0.09 (2.67) (2.58) (0.15) (1.79) (1.94) 22.05
2021 19.19 0.19 8.64 8.83 (0.14) (1.31) (1.45) 26.57
2020 20.63 0.16 (0.46) (0.30) (0.19) (0.95) (1.14) 19.19
2019 21.05 0.19 1.21 1.40 (0.14) (1.68) (1.82) 20.63
2018 22.40 0.19 (0.08) 0.11 (0.14) (1.32) (1.46) 21.05
2017 19.34 0.13 4.11 4.24 (0.18) (1.00) (1.18) 22.40
R-4 shares
2022(b) 26.72 0.11 (2.68) (2.57) (0.20) (1.79) (1.99) 22.16
2021 19.29 0.23 8.68 8.91 (0.17) (1.31) (1.48) 26.72
2020 20 .73 0.19 (0.45) (0.26) (0.23) (0.95) (1.18) 19.29
2019 21.14 0.23 1.22 1.45 (0.18) (1.68) (1.86) 20.73
2018 22.49 0.23 (0.08) 0.15 (0.18) (1.32) (1.50) 21.14
2017 19.40 0.16 4.13 4.29 (0.20) (1.00) (1.20) 22.49
R-5 shares
2022(b) 27.00 0.13 (2.71) (2.58) (0.23) (1.79) (2.02) 22.40
2021 19.48 0.27 8.76 9.03 (0.20) (1.31) (1.51) 27.00
2020 20.91 0.22 (0.45) (0.23) (0.25) (0.95) (1.20) 19.48
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
2018 22.67 0.26 (0.08) 0.18 (0.21) (1.32) (1.53) 21.32
2017 19.56 0.20 4.15 4.35 (0.24) (1.00) (1.24) 22.67
R-6 shares
2022(b) 26.05 0.15 (2.60) (2.45) (0.30) (1.79) (2.09) 21.51
2021 18.83 0.32 8.46 8.78 (0.25) (1.31) (1.56) 26.05
2020 20.27 0.25 (0.43) (0.18) (0.31) (0.95) (1.26) 18 .83
2019 20.74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27
2018 22.09 0.31 (0.08) 0.23 (0.26) (1.32) (1.58) 20.74
2017(j) 20.62 0.22 2.54 2.76 (0.29) (1.00) (1.29) 22.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(10.07) % (c),(d) $ 132,351 0.38% (e),(f) 0.40% (e),(g) 1.08% (e) 20.4% (e)
48.22 (d) 151,143 0.39 (f) 0.41 (g) 1.11 19.2
(1.47) (d) 104,139 0.41 (f) 0.44 (g) 1.15 23.6
8.64 (d) 121,032 0.43 (f) 0.46 (g) 1.23 16.7
0.59 (d) 120,967 0.39 (f) 0.42 (g) 1.15 14.3
22.90 (d) 131,713 0.42 (f) 0.45 (g) 0.93 23.2
(9.97) (c) 205,097 0.22 (e) – 1.24 (e) 20.4 (e)
48.45 251,222 0.22 – 1.27 19.2
(1.35) 187,318 0.23 (h) – 1.34 23.6
8.84 347,631 0.23 (h) – 1.43 16.7
0.81 422,159 0.20 (h) – 1.35 14.3
23.14 510,771 0.21 (h) – 1.14 23.2
(10.34) (c),(i) 5,879 1.04 (e) – 0.42 (e) 20.4 (e)
47.28 (i) 6,584 1.04 – 0.45 19.2
(2.07) 5,032 1.04 – 0.52 23.6
7.94 7,771 1.04 – 0.62 16.7
(0.03) 10,070 1.04 – 0.51 14.3
22.10 12,117 1.04 – 0.27 23.2
(10.20) (c) 72,275 0.73 (e) – 0.74 (e) 20.4 (e)
47.71 88,428 0.73 – 0.76 19.2
(1.83) 64,732 0.73 – 0.83 23.6
8.31 84,108 0.73 – 0.93 16.7
0.29 93,374 0.73 – 0.83 14.3
22.50 119,455 0.73 – 0.61 23.2
(10.09) (c),(i) 43,471 0.54 (e) – 0.92 (e) 20.4 (e)
47.98 53,233 0.54 – 0.95 19.2
(1.62) 43,726 0.54 – 1.02 23.6
8.52 58,888 0.54 – 1.12 16.7
0.47 66,297 0.54 – 1.01 14.3
22.69 93,581 0.54 – 0.78 23.2
(10.06) (c) 101,944 0.42 (e) – 1.05 (e) 20.4 (e)
48.14 122,169 0.42 – 1.08 19.2
(1.46) 102,868 0.42 – 1.14 23.6
8.63 137,633 0.42 – 1.25 16.7
0.58 183,944 0.42 – 1.13 14.3
22.86 215,661 0.42 – 0.93 23.2
(9.96) (c) 701,103 0.16 (e),(h) – 1.30 (e) 20.4 (e)
48.58 740,456 0.16 (h) – 1.34 19.2
(1.28) 479,248 0.16 (h) – 1.38 23.6
8.94 531,623 0.17 (h) – 1.48 16.7
0.85 405,426 0.16 (h) – 1.38 14.3
13.99 (c) 341,001 0.17 (e),(h) – 1.11 (e) 23.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2022(b) $ 18.93 $ 0.09 ( $ 0.44) ( $ 0.35) ( $ 0.16) ( $ 1.80) ( $ 1.96) $ 16.62
2021 12.76 0.16 6.14 6.30 (0.13) – (0.13) 18.93
2020 14.27 0.12 (0.95) (0.83) (0.11) (0.57) (0.68) 12.76
2019(g) 13.56 0.04 0.67 0.71 – – – 14.27
Class J shares
2022(b) 18.74 0.10 (0.43) (0.33) (0.19) (1.80) (1.99) 16.42
2021 12.65 0.19 6.08 6.27 (0.18) – (0.18) 18.74
2020 14.13 0.16 (0.94) (0.78) (0.13) (0.57) (0.70) 12.65
2019 14.44 0.13 1.09 1.22 (0.09) (1.44) (1.53) 14.13
2018 15.31 0.10 0.03 0.13 (0.07) (0.93) (1.00) 14.44
2017 13.02 0.08 2.39 2.47 (0.18) – (0.18) 15.31
Institutional shares
2022(b) 18.98 0.12 (0.44) (0.32) (0.21) (1.80) (2.01) 16.65
2021 12.81 0.22 6.16 6.38 (0.21) – (0.21) 18.98
2020 14.30 0.19 (0.95) (0.76) (0.16) (0.57) (0.73) 12.81
2019 14.62 0.18 1.07 1.25 (0.13) ( 1 .44) (1.57) 14.30
2018 15.48 0.15 0.03 0.18 (0.11) (0.93) (1.04) 14.62
2017 13.16 0.12 2.42 2 .54 (0.22) – (0.22) 15.48
R-1 shares
2022(b) 18.04 0.05 (0.42) (0.37) (0.08) (1.80) (1.88) 15.79
2021 12.20 0.08 5.86 5.94 (0.10) – (0.10) 18.04
2020 13.63 0.09 (0.92) (0.83) (0.03) (0.57) (0.60) 12.20
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63
2018 14.84 0.01 0.04 0.05 – (0.93) (0.93) 13.96
2017 12.61 – 2.32 2.32 (0.09) – (0.09) 14.84

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.88) % (c),(d) $ 46,790 1.08% (e),(f) – % 0.99% (e) 46.7% (e)
49.69 (d) 42,833 1.10 (f) – 0.90 53.5
(6.32) (d) 23,187 1.27 (f) – 0.94 65.9
5.24 (c),(d) 26,083 1.38 (e),(f) – 0.51 (e) 60.0
(1.76) (c),(d),(h) 187,621 0.87 (e),(i) 0.91 (e),(j) 1.20 (e) 46.7 (e)
49.98 (d) 190,633 0.89 (i) 0.93 (j) 1.11 53.5
(6.00) (d) 129,288 0.94 (i) 0.99 (j) 1.28 65.9
10.55 (d) 153,602 1.06 (i) 1.13 (j) 0.95 60.0
0.67 (d) 65,310 1.20 (i) 1.35 (j) 0.65 61.1
19.12 (d) 72,785 1.20 (i) 1.35 (j) 0.54 58.5
(1.69) (c) 1,119,248 0.69 (e),(f) – 1.35 (e) 46.7 (e)
50.23 349,246 0.72 (f) – 1.29 53.5
(5.82) 233,785 0.72 (f) – 1.49 65.9
10.73 279,888 0.85 (f) – 1.30 60.0
0.99 824,306 0.90 (f) – 0.95 61.1
19.47 917,891 0.91 (f) – 0.84 58.5
(2.07) (c),(h) 2,496 1.50 (e),(f) – 0.58 (e) 46.7 (e)
49.03 (h) 2,687 1.51 (f) – 0.51 53.5
(6.53) 2,079 1.51 (f) – 0.70 65.9
9.97 2,775 1.61 (f) – 0.43 60.0
0.14 3,190 1.76 (f) – 0.08 61.1
18.48 4,191 1.75 (f) – 0.00 58.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(j) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
R-3 shares
2022(b) $ 18.65 $ 0.08 ( $ 0.43) ( $ 0.35) ( $ 0.13) ( $ 1.80) ( $ 1.93) $ 16.37
2021 12.60 0.14 6.05 6.19 (0.14) – (0.14) 18.65
2020 14.08 0.13 (0.94) (0.81) (0.10) (0.57) (0.67) 12.60
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
2018 15.22 0.06 0.04 0.10 (0.02) (0.93) (0.95) 14.37
2017 12.94 0.05 2.37 2.42 (0.14) – (0.14) 15.22
R-4 shares
2022(b) 18.72 0.09 (0.43) (0.34) (0.16) (1.80) (1.96) 16.42
2021 12.64 0.17 6.08 6.25 (0.17) – (0.17) 18.72
2020 14.12 0.15 (0.93) (0.78) (0.13) (0.57) (0.70) 12.64
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
2018 15.27 0.09 0.03 0.12 (0.04) (0.93) (0.97) 14.42
2017 12.99 0.07 2.38 2.45 (0.17) – (0.17) 15 .27
R-5 shares
2022(b) 18.85 0.10 (0.43) (0.33) (0.19) (1.80) (1.99) 16.53
2021 12.72 0.19 6.12 6 .31 (0.18) – (0.18) 18.85
2020 14.20 0.17 (0.94) (0.77) (0.14) (0.57) (0.71) 12.72
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
2018 15.36 0.11 0.03 0.14 (0.07) (0.93) (1.00) 14.50
2017 13.06 0.09 2.40 2.49 (0.19) – (0.19) 15.36
R-6 shares
2022(b) 19.02 0.13 (0.43) (0.30) (0.23) (1.80) (2.03) 16.69
2021 12.84 0.24 6.16 6.40 (0.22) – (0.22) 19.02
2020 14.33 0.20 (0.95) (0.75) (0.17) (0.57) (0.74) 12.84
2019(g) 13.56 0.11 0.66 0.77 – – – 14.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(1.93) % (c) $ 12,982 1.19% (d),(e) 0.88% (d) 46.7% (d)
49.47 13,975 1.20 (e) 0.81 53.5
(6.24) 10,736 1.20 (e) 1.01 65.9
10.33 13,305 1.30 (e) 0.74 60.0
0.45 9,098 1.45 (e) 0.41 61.1
18.79 15,901 1.44 (e) 0.32 58.5
(1.83) (c) 10,965 1.00 (d),(e) 1.07 (d) 46.7 (d)
49.77 12,292 1.01 (e) 1.00 53.5
(6.04) 9,285 1.01 (e) 1.21 65.9
10.49 13,340 1.11 (e) 0.93 60.0
0.64 8,590 1.26 (e) 0.60 61.1
18.99 14,907 1.25 (e) 0.52 58.5
(1.80) (c) 28,712 0.88 (d),(e) 1.19 (d) 46.7 (d)
50.02 29,746 0.89 (e) 1.12 53.5
(5.96) 21,576 0.89 (e) 1.33 65.9
10.63 29,270 0.99 (e) 1.06 60.0
0.73 27,630 1.14 (e) 0.70 61.1
19.18 35,516 1.13 (e) 0.66 58.5
(1.65) (c),(f) 2,318,590 0.63 (d) ,(e) 1.45 (d) 46.7 (d)
50.41 (f) 2,312,305 0.63 (e) 1.38 53.5
(5 .73) 1,696,270 0.64 (e) 1.58 65.9
5.68 (c) 1,980,217 0.64 (d),(e) 1.33 (d) 60.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from April 2, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class A shares
2022(b) $ 1.00 $ – $ – $ – $ – $ – $ 1.00
2021 1.00 – – – – – 1.00
2020 1.00 0.01 – 0.01 (0.01) (0.01) 1.00
2019 1.00 0.02 – 0.02 (0.02) (0.02) 1.00
2018 1.00 0.01 – 0.01 (0.01) (0.01) 1.00
2017 1.00 – 0.01 0.01 (0.01) (0.01) 1.00
Class J shares
2022(b) 1.00 – – – – – 1.00
2021 1.00 – – – – – 1.00
2020 1.00 0.01 – 0.01 (0.01) (0.01) 1.00
2019 1.00 0.02 – 0.02 (0.02) (0.02) 1.00
2018 1.00 0.01 – 0.01 (0.01) (0.01) 1.00
2017 1.00 – – – – – 1.00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0.00% (c),(d) $ 317,403 0.22% (e),(f) 0.55% (e),(g) 0.00% (e)
0.00 (d) 293,949 0.12 (f) 0.55 (g) 0.00
0.61 (d) 342,008 0.39 (f) 0.53 (g) 0.54
1.98 (d) 242,127 0.50 (f) 0.60 (g) 1.94
1.36 (d) 231,844 0.52 (f) 0.63 (g) 1.34
0.53 (d) 245,177 0.53 0.53 (g) 0.47
0.00 (c),(d) 488,055 0.22 (e),(h) 0.65 (e),(i) 0.00 (e)
0.00 (d) 411,033 0.12 (h) 0.66 (i) 0.00
0.58 (d) 455,689 0.41 (h) 0.68 (i) 0.49
1.88 (d) 278,464 0.60 (h) 0.75 (i) 1.84
1.29 (d) 257,738 0.59 (h) 0.74 (i) 1.28
0.48 (d) 243,195 0.58 (h) 0.73 (i) 0.43
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual and/or voluntary expense limit.
(g) Excludes expense reimbursement from Manager.
(h) Reflects Manager's contractual and voluntary expense limit and/or Distributor's contraction distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2022(b) $ 11 .44 $ 0 .13 ( $ 0 .71 ) ( $ 0 .58 ) ( $ 0 .28 ) ( $ 0 .54 ) ( $ 0 .82 ) $ 10 .04
2021 8 .12 0 .20 3 .31 3 .51 ( 0 .19 ) – ( 0 .19 ) 11 .44
2020 9 .69 0 .18 ( 1 .44 ) ( 1 .26 ) ( 0 .31 ) – ( 0 .31 ) 8 .12
2019 10 .12 0 .28 0 .14 0 .42 ( 0 .24 ) ( 0 .61 ) ( 0 .85 ) 9 .69
2018 11 .53 0 .25 ( 1 .30 ) ( 1 .05 ) ( 0 .21 ) ( 0 .15 ) ( 0 .36 ) 10 .12
2017 9 .40 0 .20 2 .12 2 .32 ( 0 .19 ) – ( 0 .19 ) 11 .53
R-1 shares
2022(b) 11 .29 0 .11 ( 0 .73 ) ( 0 .62 ) ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 9 .94
2021 8 .02 0 .10 3 .28 3 .38 ( 0 .11 ) – ( 0 .11 ) 11 .29
2020 9 .58 0 .10 ( 1 .44 ) ( 1 .34 ) ( 0 .22 ) – ( 0 .22 ) 8 .02
2019 10 .01 0 .20 0 .14 0 .34 ( 0 .16 ) ( 0 .61 ) ( 0 .77 ) 9 .58
2018 11 .38 0 .15 ( 1 .29 ) ( 1 .14 ) ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 10 .01
2017 9 .30 0 .12 2 .10 2 .22 ( 0 .14 ) – ( 0 .14 ) 11 .38
R-3 shares
2022(b) 11 .30 0 .10 ( 0 .71 ) ( 0 .61 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 9 .93
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
2018 11 .41 0 .19 ( 1 .29 ) ( 1 .10 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .00
2017 9 .31 0 .16 2 .08 2 .24 ( 0 .14 ) – ( 0 .14 ) 11 .41
R-4 shares
2022(b) 11 .36 0 .11 ( 0 .71 ) ( 0 .60 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 9 .99
2021 8 .07 0 .16 3 .29 3 .45 ( 0 .16 ) – ( 0 .16 ) 11 .36
2020 9 .64 0 .15 ( 1 .45 ) ( 1 .30 ) ( 0 .27 ) – ( 0 .27 ) 8 .07
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64
2018 11 .46 0 .21 ( 1 .30 ) ( 1 .09 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .06
2017 9 .35 0 .17 2 .10 2 .27 ( 0 .16 ) – ( 0 .16 ) 11 .46

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 5 .29 ) % (c) $ 2,172,491 0 .98% (d) ,(e) 2 .39% (d) 58 .3% (d)
43 .48 2,927,281 0 .94 (e) 1 .79 54 .8
( 13 .63 ) 2,314,374 0 .96 (e) 2 .07 79 .6
5 .38 2,580,956 1 .04 (e) 2 .95 47 .8
( 9 .44 ) 2,919,837 1 .02 (e) 2 .21 45 .9
25 .17 3,634,802 1 .04 (e) 1 .94 50 .5
( 5 .66 ) (c) 37 1 .83 (d) ,(e) 2 .14 (d) 58 .3 (d)
42 .33 20 1 .80 (e) 0 .94 54 .8
( 14 .40 ) 13 1 .82 (e) 1 .17 79 .6
4 .40 15 1 .91 (e) 2 .11 47 .8
( 10 .22 ) 16 1 .89 (e) 1 .38 45 .9
24 .16 19 1 .91 (e) 1 .15 50 .5
( 5 .59 ) (c) 566 1 .52 (d) ,(e) 1 .84 (d) 58 .3 (d)
42 .73 604 1 .49 (e) 1 .29 54 .8
( 14 .13 ) 407 1 .51 (e) 1 .52 79 .6
4 .82 499 1 .60 (e) 2 .48 47 .8
( 9 .95 ) 521 1 .58 (e) 1 .67 45 .9
24 .35 650 1 .60 (e) 1 .50 50 .5
( 5 .42 ) (c) 626 1 .33 (d) ,(e) 2 .17 (d) 58 .3 (d)
42 .95 608 1 .30 (e) 1 .44 54 .8
( 13 .99 ) 481 1 .32 (e) 1 .70 79 .6
5 .05 530 1 .41 (e) 2 .57 47 .8
( 9 .79 ) 477 1 .39 (e) 1 .88 45 .9
24 .64 569 1 .41 (e) 1 .63 50 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2022(b) $ 68 .28 $ 0 .18 ( $ 7 .20 ) ( $ 7 .02 ) ( $ 0 .27 ) ( $ 5 .85 ) ( $ 6 .12 ) $ 55 .14
2021 51 .30 0 .36 19 .57 19 .93 ( 0 .43 ) ( 2 .52 ) ( 2 .95 ) 68 .28
2020 50 .56 0 .42 4 .45 4 .87 ( 0 .46 ) ( 3 .67 ) ( 4 .13 ) 51 .30
2019 63 .24 0 .53 5 .65 6 .18 ( 0 .66 ) ( 18 .20 ) ( 18 .86 ) 50 .56
2018 63 .68 0 .84 3 .47 4 .31 ( 0 .62 ) ( 4 .13 ) ( 4 .75 ) 63 .24
2017 57 .28 0 .56 11 .52 12 .08 ( 0 .59 ) ( 5 .09 ) ( 5 .68 ) 63 .68
Class C shares
2022(b) 42 .16 ( 0 .05 ) ( 4 .21 ) ( 4 .26 ) ( 0 .01 ) ( 5 .85 ) ( 5 .86 ) 32 .04
2021 32 .74 ( 0 .08 ) 12 .24 12 .16 ( 0 .22 ) ( 2 .52 ) ( 2 .74 ) 42 .16
2020 33 .73 0 .01 2 .90 2 .91 ( 0 .23 ) ( 3 .67 ) ( 3 .90 ) 32 .74
2019 48 .95 0 .09 3 .34 3 .43 ( 0 .45 ) ( 18 .20 ) ( 18 .65 ) 33 .73
2018 50 .38 0 .24 2 .75 2 .99 ( 0 .29 ) ( 4 .13 ) ( 4 .42 ) 48 .95
2017 46 .47 0 .06 9 .21 9 .27 ( 0 .27 ) ( 5 .09 ) ( 5 .36 ) 50 .38
Institutional shares
2022(b) 70 .67 0 .27 ( 7 .44 ) ( 7 .17 ) ( 0 .46 ) ( 5 .85 ) ( 6 .31 ) 57 .19
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
2020 52 .09 0 .61 4 .60 5 .21 ( 0 .63 ) ( 3 .67 ) ( 4 .30 ) 53 .00
2019 64 .54 0 .74 5 .84 6 .58 ( 0 .83 ) ( 18 .20 ) ( 19 .03 ) 52 .09
2018 64 .86 1 .00 3 .63 4 .63 ( 0 .82 ) ( 4 .13 ) ( 4 .95 ) 64 .54
2017 58 .24 0 .78 11 .72 12 .50 ( 0 .79 ) ( 5 .09 ) ( 5 .88 ) 64 .86
R-1 shares
2022(b) 68 .09 0 .01 ( 7 .20 ) ( 7 .19 ) – ( 5 .85 ) ( 5 .85 ) 55 .05
2021 51 .14 0 .04 19 .53 19 .57 ( 0 .10 ) ( 2 .52 ) ( 2 .62 ) 68 .09
2020 50 .41 0 .16 4 .43 4 .59 ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 51 .14
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
2018 63 .50 0 .49 3 .49 3 .98 ( 0 .27 ) ( 4 .13 ) ( 4 .40 ) 63 .08
2017 57 .05 0 .24 11 .52 11 .76 ( 0 .22 ) ( 5 .09 ) ( 5 .31 ) 63 .50
R-3 shares
2022(b) 68 .37 0 .11 ( 7 .23 ) ( 7 .12 ) ( 0 .17 ) ( 5 .85 ) ( 6 .02 ) 55 .23
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
2018 63 .61 0 .67 3 .51 4 .18 ( 0 .43 ) ( 4 .13 ) ( 4 .56 ) 63 .23
2017 57 .22 0 .45 11 .51 11 .96 ( 0 .48 ) ( 5 .09 ) ( 5 .57 ) 63 .61
R-4 shares
2022(b) 69 .31 0 .17 ( 7 .33 ) ( 7 .16 ) ( 0 .22 ) ( 5 .85 ) ( 6 .07 ) 56 .08
2021 52 .03 0 .36 19 .84 20 .20 ( 0 .40 ) ( 2 .52 ) ( 2 .92 ) 69 .31
2020 51 .23 0 .41 4 .51 4 .92 ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 52 .03
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
2018 64 .18 0 .83 3 .51 4 .34 ( 0 .60 ) ( 4 .13 ) ( 4 .73 ) 63 .79
2017 57 .69 0 .56 11 .60 12 .16 ( 0 .58 ) ( 5 .09 ) ( 5 .67 ) 64 .18
R-5 shares
2022(b) 69 .77 0 .21 ( 7 .38 ) ( 7 .17 ) ( 0 .30 ) ( 5 .85 ) ( 6 .15 ) 56 .45
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51
2018 64 .40 0 .90 3 .53 4 .43 ( 0 .65 ) ( 4 .13 ) ( 4 .78 ) 64 .05
2017 57 .87 0 .63 11 .64 12 .27 ( 0 .65 ) ( 5 .09 ) ( 5 .74 ) 64 .40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 11 .28 ) % (c) ,(d) ,(e) $ 1,104,506 0 .77% (f) 0 .59% (f) 47 .6% (f)
40 .26 (d) ,(e) 1,288,915 0 .80 0 .59 29 .9
10 .04 (d) ,(e) 987,963 0 .83 0 .86 35 .4
17 .38 (e) 993,244 0 .86 1 .10 35 .4
6 .95 (e) 950,601 0 .83 1 .30 36 .3
22 .53 (e) 970,151 0 .82 0 .94 20 .1
( 11 .65 ) (c) ,(e) 26,244 1 .62 (f) ( 0 .26 ) (f) 47 .6 (f)
39 .11 (e) 33,930 1 .64 ( 0 .22 ) 29 .9
9 .10 (e) 35,053 1 .67 0 .03 35 .4
16 .38 (e) 39,154 1 .70 0 .28 35 .4
6 .09 (e) 51,955 1 .65 0 .48 36 .3
21 .54 (e) 52,721 1 .65 0 .12 20 .1
( 11 .15 ) (c) ,(d) 1,978,727 0 .46 (f) 0 .86 (f) 47 .6 (f)
40 .71 (d) 961,957 0 .49 (g) 0 .90 29 .9
10 .42 717,175 0 .47 (g) 1 .21 35 .4
17 .85 683,345 0 .47 (g) 1 .49 35 .4
7 .35 683,933 0 .47 (g) 1 .53 36 .3
22 .97 1,385,593 0 .47 (g) 1 .30 20 .1
( 11 .52 ) (c) ,(d) 1,314 1 .32 (f) 0 .03 (f) 47 .6 (f)
39 .51 (d) 1,653 1 .35 0 .06 29 .9
9 .44 1,653 1 .37 0 .33 35 .4
16 .78 1,828 1 .37 0 .61 35 .4
6 .40 2,381 1 .35 0 .76 36 .3
21 .93 2,547 1 .33 0 .41 20 .1
( 11 .38 ) (c) 19,208 1 .01 (f) 0 .34 (f) 47 .6 (f)
39 .94 20,459 1 .04 0 .35 29 .9
9 .76 14,150 1 .06 0 .64 35 .4
17 .15 16,017 1 .06 0 .91 35 .4
6 .74 17,054 1 .04 1 .04 36 .3
22 .30 24,316 1 .02 0 .76 20 .1
( 11 .31 ) (c) ,(d) 8,576 0 .82 (f) 0 .53 (f) 47 .6 (f)
40 .22 (d) 10,333 0 .85 0 .59 29 .9
9 .98 13,402 0 .87 0 .84 35 .4
17 .38 16,878 0 .87 1 .10 35 .4
6 .94 17,986 0 .85 1 .29 36 .3
22 .53 (d) 22,400 0 .83 0 .93 20 .1
( 11 .25 ) (c) 29,069 0 .70 (f) 0 .65 (f) 47 .6 (f)
40 .37 33,672 0 .73 0 .68 29 .9
10 .11 32,567 0 .75 0 .95 35 .4
17 .51 34,786 0 .75 1 .22 35 .4
7 .07 35,915 0 .73 1 .39 36 .3
22 .67 42,983 0 .71 1 .06 20 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2022(b) $ 14.05 $ 0.24 ( $ 1.47) ( $ 1.23) ( $ 0.30) ( $ 0.64) ( $ 0.94) $ 11.88
2021 13.36 0.22 1.34 1.56 (0.23) (0.64) (0.87) 14 .05
2020 13.48 0.26 0.48 0.74 (0.29) (0.57) (0.86) 13.36
2019 13.33 0.33 0.81 1.14 (0.31) (0.68) (0.99) 13.48
2018 14.07 0.33 (0.45) (0.12) (0.32) (0.30) (0.62) 13.33
2017 13.31 0.23 1.03 1.26 (0.22) (0.28) (0.50) 14.07
Class J shares
2022(b) 13.88 0.25 (1.44) (1.19) (0.33) (0.64) (0.97) 11.72
2021 13.21 0.25 1.32 1.57 (0.26) (0.64) (0.90) 13.88
2020 13.34 0.28 0.47 0.75 (0.31) (0.57) (0.88) 13.21
2019 13.20 0.35 0.81 1.16 (0.34) (0.68) (1.02) 13.34
2018 13.95 0 .36 (0.45) (0.09) (0.36) (0.30) (0.66) 13.20
2017 13.20 0.26 1.01 1.27 (0.24) (0.28) (0.52) 13.95
Institutional shares
2022(b) 13.95 0.27 (1.46) (1.19) (0.35) (0.64) (0.99) 11.77
2021 13.27 0.27 1.33 1.60 ( 0 .28) (0.64) (0.92) 13.95
2020 13.40 0.30 0.47 0.77 (0.33) (0.57) (0.90) 13.27
2019 13.26 0.38 0.80 1.18 (0.36) (0.68) (1.04) 13.40
2018 14.01 0.40 (0.47) (0.07) (0.38) (0.30) (0.68) 13.26
2017 13 .26 0.29 1.01 1.30 (0.27) (0.28) (0.55) 14.01
R-1 shares
2022(b) 13.88 0.21 (1.45) (1.24) (0.23) (0.64) (0.87) 11.77
2021 13.21 0.15 1.32 1.47 (0.16) (0.64) (0.80) 13.88
2020 13.34 0.19 0.47 0.66 (0.22) (0.57) (0.79) 13 .21
2019 13.18 0.28 0.79 1.07 (0.23) (0.68) (0.91) 13.34
2018 13.92 0.26 (0.45) (0.19) (0.25) (0.30) (0.55) 13.18
2017 13.15 0.17 1.01 1.18 (0.13) (0.28) (0.41) 13.92
R-3 shares
2022(b) 13.81 0.23 (1.46) (1.23) (0.26) (0.64) (0.90) 11.68
2021 13.15 0.20 1.31 1.51 (0.21) (0.64) (0.85) 13.81
2020 13.28 0.23 0.46 0.69 (0.25) (0.57) (0.82) 13.15
2019 13.12 0.30 0.82 1.12 (0.28) (0.68) (0.96) 13.28
2018 13.87 0.32 (0.47) (0.15) (0.30) (0.30) (0.60) 13.12
2017 13.12 0.21 1.01 1.22 (0.19) (0.28) (0.47) 13.87
R-4 shares
2022(b) 13.86 0.25 (1.46) (1.21) (0.29) (0.64) (0.93) 11.72
2021 13.19 0.23 1.31 1.54 (0.23) ( 0 .64) (0.87) 13.86
2020 13.32 0.26 0.46 0.72 (0.28) (0.57) (0.85) 13.19
2019 13.17 0.35 0.79 1.14 ( 0 .31) (0.68) (0.99) 13.32
2018 13.91 0.34 (0.46) (0.12) (0.32) (0.30) (0.62) 13.17
2017 13.16 0.24 1 .00 1.24 (0.21) (0.28) (0.49) 13.91
R-5 shares
2022(b) 13.89 0.25 (1.46) (1.21) (0.31) (0.64) (0.95) 11.73
2021 13.21 0.24 1.32 1.56 (0.24) (0.64) (0.88) 13.89
2020 13.33 0.27 0.47 0.74 (0.29) (0.57) (0.86) 13.21
2019 13.19 0.35 0.80 1.15 (0.33) (0.68) (1.01) 13.33
2018 13.94 0.35 (0.46) (0.11) (0.34) (0.30) (0.64) 13 .19
2017 13.19 0.26 1.00 1.26 (0.23) (0.28) (0.51) 13.94

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.34) % (c),(d) $ 25,174 0.38% (e),(f) – % 3.81% (e) 35.8% (e)
12.06 (d) 28,819 0.38 (f) – 1.63 25.1
5.72 (d) 27,239 0.38 (f) – 1.98 31.1
9.43 (d) 27,312 0.38 (f) – 2.52 37.4
(0.89) (d) 26,867 0.38 (f) – 2.40 21.7
9.78 (d) 33,206 0.38 (f) – 1.69 13.0
(9.20) (c),(d) 182,640 0 .19 (e),(g) 0.21 (e),(h) 4.02 (e) 35.8 (e)
12.25 (d) 210,497 0.19 (g) 0.21 (h) 1.82 25.1
5.91 (d) 206,711 0.18 (g) 0.21 (h) 2.18 31.1
9.71 (d) 212,675 0.19 (g) 0.22 (h) 2.72 37.4
(0.72) (d) 215,753 0.18 (g) 0.21 (h) 2.62 21.7
9.99 (d) 248,655 0.17 (g) 0 .20 (h) 1.91 13.0
(9.15) (c) 348,300 0.02 (e) – 4.18 (e) 35.8 (e)
12.44 426,691 0.02 – 1.99 25.1
6.06 409,464 0.02 – 2.33 31.1
9.86 414,444 0.02 – 2.94 37.4
(0.55) 464,671 0.01 – 2.91 21.7
10.15 628,211 0.00 – 2.16 13.0
(9.51) (c) 3,387 0 .89 (e) – 3.31 (e) 35.8 (e)
11.48 3,858 0.89 – 1.12 25.1
5.14 4,183 0.89 – 1.43 31.1
8.92 3,967 0.89 – 2.18 37.4
(1.41) 4,818 0.89 – 1.93 21.7
9.22 6,335 0.88 – 1.27 13.0
(9.45) (c) 16,294 0.58 (e) – 3.61 (e) 35.8 (e)
11.81 20,070 0.58 – 1.51 25.1
5.48 25,428 0.58 – 1.79 31.1
9.35 26,022 0.58 – 2.36 37.4
(1.16) 29,905 0.58 – 2.34 21.7
9.56 42,175 0 .57 – 1.57 13.0
(9.32) (c) 5,219 0.39 (e) – 3.90 (e) 35.8 (e)
12.01 7,270 0.39 – 1.69 25.1
5.65 9,381 0.39 – 2.04 31.1
9.52 11,749 0.39 – 2.71 37.4
(0.90) 16,391 0.39 – 2.51 21.7
9.77 22,920 0.38 – 1.78 13.0
(9.30) (c) 15,744 0.27 (e) – 4 .00 (e) 35.8 (e)
12.21 20,052 0.27 – 1.77 25.1
5.82 24,198 0.27 – 2.12 31.1
9.59 27,348 0.27 – 2.76 37.4
(0.83) 44,323 0.27 – 2.58 21.7
9.87 52,651 0.26 – 1.98 13.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2022(b) $ 10 .57 $ 0 .21 ( $ 1 .14 ) ( $ 0 .93 ) ( $ 0 .26 ) ( $ 0 .54 ) ( $ 0 .80 ) $ 8 .84
2021 9 .66 0 .20 1 .26 1 .46 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 10 .57
2020 10 .26 0 .22 0 .37 0 .59 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 9 .66
2019 10 .18 0 .29 0 .66 0 .95 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 10 .26
2018 11 .02 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .50 ) ( 0 .79 ) 10 .18
2017 10 .17 0 .21 1 .00 1 .21 ( 0 .20 ) ( 0 .16 ) ( 0 .36 ) 11 .02
R-1 shares
2022(b) 10 .22 0 .16 ( 1 .10 ) ( 0 .94 ) ( 0 .16 ) ( 0 .54 ) ( 0 .70 ) 8 .58
2021 9 .35 0 .10 1 .23 1 .33 ( 0 .11 ) ( 0 .35 ) ( 0 .46 ) 10 .22
2020 9 .97 0 .14 0 .35 0 .49 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .35
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
2018 10 .72 0 .22 ( 0 .35 ) ( 0 .13 ) ( 0 .19 ) ( 0 .50 ) ( 0 .69 ) 9 .90
2017 9 .90 0 .12 0 .97 1 .09 ( 0 .11 ) ( 0 .16 ) ( 0 .27 ) 10 .72
R-3 shares
2022(b) 10 .25 0 .17 ( 1 .10 ) ( 0 .93 ) ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 8 .58
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
2018 10 .76 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 9 .93
2017 9 .94 0 .15 0 .97 1 .12 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 10 .76
R-4 shares
2022(b) 10 .37 0 .19 ( 1 .12 ) ( 0 .93 ) ( 0 .22 ) ( 0 .54 ) ( 0 .76 ) 8 .68
2021 9 .48 0 .16 1 .24 1 .40 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 10 .37
2020 10 .10 0 .19 0 .35 0 .54 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .48
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
2018 10 .84 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 10 .02
2017 10 .02 0 .17 0 .97 1 .14 ( 0 .16 ) ( 0 .16 ) ( 0 .32 ) 10 .84
R-5 shares
2022(b) 10 .39 0 .19 ( 1 .12 ) ( 0 .93 ) ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 8 .69
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11
2018 10 .87 0 .26 ( 0 .33 ) ( 0 .07 ) ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 10 .04
2017 10 .04 0 .18 0 .98 1 .16 ( 0 .17 ) ( 0 .16 ) ( 0 .33 ) 10 .87

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 9 .41 ) % (c) $ 261,693 0 .02% (d) 4 .32% (d) 37 .8% (d)
15 .48 304,277 0 .02 1 .91 28 .3
6 .20 273,028 0 .02 2 .30 31 .2
10 .48 291,875 0 .02 2 .95 37 .5
( 0 .56 ) 362,525 0 .02 2 .94 23 .6
12 .29 477,915 0 .01 2 .03 19 .8
( 9 .81 ) (c) ,(e) 2,287 0 .89 (d) 3 .44 (d) 37 .8 (d)
14 .62 (e) 2,611 0 .89 1 .06 28 .3
5 .21 3,288 0 .89 1 .49 31 .2
9 .44 3,645 0 .89 1 .99 37 .5
( 1 .35 ) 4,325 0 .89 2 .17 23 .6
11 .31 7,182 0 .89 1 .20 19 .8
( 9 .67 ) (c) 23,540 0 .58 (d) 3 .73 (d) 37 .8 (d)
14 .85 28,808 0 .58 1 .38 28 .3
5 .52 31,339 0 .58 1 .76 31 .2
9 .89 36,399 0 .58 2 .31 37 .5
( 1 .06 ) 48,512 0 .58 2 .41 23 .6
11 .59 65,145 0 .58 1 .47 19 .8
( 9 .57 ) (c) 10,464 0 .39 (d) 3 .93 (d) 37 .8 (d)
15 .11 12,547 0 .39 1 .58 28 .3
5 .69 14,286 0 .39 2 .03 31 .2
10 .11 18,317 0 .39 2 .54 37 .5
( 0 .85 ) 23,837 0 .39 2 .43 23 .6
11 .73 32,472 0 .39 1 .70 19 .8
( 9 .52 ) (c) 20,798 0 .27 (d) 4 .10 (d) 37 .8 (d)
15 .25 26,565 0 .27 1 .67 28 .3
5 .86 28,376 0 .27 2 .08 31 .2
10 .21 30,810 0 .27 2 .72 37 .5
( 0 .76 ) 48,571 0 .27 2 .54 23 .6
11 .96 55,793 0 .27 1 .75 19 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2022(b) $ 15.80 $ 0.30 ( $ 1.79) ( $ 1.49) ( $ 0.33) ( $ 0.97) ( $ 1.30) $ 13.01
2021 14.07 0.23 2.30 2.53 (0.23) (0.57) (0.80) 15.80
2020 14.43 0.26 0.52 0.78 (0.27) (0.87) (1.14) 14.07
2019 13.92 0.31 1.07 1.38 (0.30) (0.57) (0.87) 14.43
2018 14.81 0.35 (0.48) (0.13) (0.34) (0.42) (0.76) 13.92
2017 13.45 0.22 1.58 1.80 (0.21) (0.23) (0.44) 14.81
Class J shares
2022(b) 15.59 0.31 (1.78) (1.47) (0.35) (0.97) (1.32) 12.80
2021 13.89 0.25 2.28 2.53 (0.26) (0.57) (0.83) 15.59
2020 14.26 0.29 0.50 0.79 (0.29) (0.87) (1.16) 13.89
2019 13.78 0.34 1.04 1.38 (0.33) (0.57) (0.90) 14.26
2018 14.66 0.37 (0.46) (0.09) (0.37) (0.42) (0.79) 13.78
2017 13.32 0.24 1.56 1.80 (0.23) (0.23) (0.46) 14.66
Institutional shares
2022(b) 15.70 0.32 (1.77) (1.45) (0.38) (0.97) (1.35) 12.90
2021 13.99 0.28 2.28 2.56 (0.28) (0.57) (0.85) 15.70
2020 14.35 0.31 0.52 0.83 (0.32) (0.87) (1.19) 13.99
2019 13.86 0.37 1.04 1.41 (0.35) (0.57) (0.92) 14.35
2018 14.74 0.42 (0.49) (0.07) (0.39) (0.42) (0.81) 13.86
2017 13.40 0.27 1.56 1.83 (0.26) (0.23) (0.49) 14.74
R-1 shares
2022(b) 15.56 0.25 (1.76) (1.51) (0.24) (0.97) (1.21) 12 .84
2021 13.86 0.15 2.27 2.42 (0.15) (0.57) (0.72) 15.56
2020 14.22 0.19 0.50 0.69 (0.18) (0.87) (1.05) 13.86
2019 13.71 0.27 1.02 1.29 (0.21) (0.57) (0.78) 14.22
2018 14.59 0.28 ( 0 .48) (0.20) (0.26) (0.42) (0.68) 13.71
2017 13.26 0.16 1.54 1.70 (0.14) (0.23) (0.37) 14.59
R-3 shares
2022(b) 15.49 0.28 (1.76) (1.48) (0.29) (0.97) (1.26) 12.75
2021 13.82 0.19 2.25 2.44 (0.20) (0.57) (0.77) 15.49
2020 14.18 0.23 0.51 0.74 (0.23) (0.87) (1.10) 13.82
2019 13.69 0.29 1.03 1.32 (0.26) (0.57) (0.83) 14.18
2018 14.57 0.34 (0.49) (0.15) (0.31) (0.42) (0.73) 13.69
2017 13.24 0.19 1.55 1.74 (0.18) (0.23) (0.41) 14.57
R-4 shares
2022(b) 15.55 0.29 (1.76) (1.47) (0.32) (0.97) (1.29) 12.79
2021 13.86 0.23 2.26 2.49 (0.23) (0.57) (0.80) 15.55
2020 14.22 0.28 0.49 0.77 (0.26) (0.87) (1.13) 13.86
2019 13.73 0.35 1.00 1.35 (0.29) (0.57) (0.86) 14.22
2018 14.60 0.34 (0.46) (0.12) (0.33) (0.42) (0.75) 13.73
2017 13.28 0.23 1.53 1.76 (0.21) (0.23) (0.44) 14.60
R-5 shares
2022(b) 15.60 0.30 (1.77) (1.47) (0.34) (0.97) (1.31) 12.82
2021 13.90 0.24 2.28 2.52 (0.25) (0.57) (0.82) 15.60
2020 14.26 0.28 0 .51 0.79 (0.28) (0.87) (1.15) 13.90
2019 13.77 0.33 1.04 1.37 (0.31) (0.57) (0.88) 14.26
2018 14.66 0.37 (0.49) (0.12) (0.35) (0.42) (0.77) 13.77
2017 13.32 0.25 1.54 1.79 (0.22) (0.23) (0.45) 14.66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(10.17) % (c),(d) $ 98,201 0.35% (e),(f) – % 4.16% (e) 33.9% (e)
18.52 (d) 112,642 0.35 (f) – 1.50 19.6
5.58 (d) 100,919 0.36 (f) – 1.89 21.7
10.78 (d) 102,763 0.38 (f) – 2.27 34.2
(1.00) (d) 100,709 0.38 (f) – 2.42 20.4
13.78 (d) 123,884 0.37 (f) – 1.55 14.2
(10.15) (c),(d) 775,054 0.17 (e),(g) 0.19 (e),(h) 4.37 (e) 33.9 (e)
18.69 (d),(i) 910,454 0.18 (g) 0.20 (h) 1.68 19.6
5.86 (d),(i) 832,258 0.16 (g) 0.19 (h) 2.12 21.7
10.94 (d) 880,475 0.17 (g) 0.20 (h) 2.47 34.2
(0.72) (d) 878,626 0.17 (g) 0.20 (h) 2.59 20.4
13.99 (d) 966,158 0.17 (g) 0.20 (h) 1.75 14.2
(9.99) (c) 1,952,534 0.01 (e) – 4.54 (e) 33.9 (e)
18.87 2,424,308 0.01 – 1.86 19.6
5.99 2,298,787 0.01 – 2.28 21.7
11.15 2,553,165 0.01 – 2.74 34.2
(0.56) 2,869,014 0.01 – 2.91 20.4
14.10 3,661,569 0.01 – 1.97 14.2
(10.39) (c) 13,953 0.88 (e) – 3.61 (e) 33.9 (e)
17.81 (i) 15,645 0.88 – 0.98 19.6
5.09 (i) 17,992 0.88 – 1.42 21.7
10.22 20,527 0.88 – 1.97 34.2
(1.50) 26,253 0.88 – 1.96 20.4
13.16 34,952 0.88 – 1.15 14.2
(10.32) (c),(i) 92,357 0.57 (e) – 3.98 (e) 33.9 (e)
18.24 (i) 112,088 0.57 – 1.30 19.6
5.42 110,479 0.57 – 1.74 21.7
10.51 127,255 0.57 – 2.16 34.2
(1.16) 151,279 0.57 – 2.38 20.4
13.51 214,250 0.57 – 1.41 14.2
(10.13) (c),(i) 36,446 0.38 (e) – 4.18 (e) 33.9 (e)
18.44 48,132 0.38 – 1.50 19.6
5.57 47,227 0.38 – 2.09 21.7
10.74 73,232 0.38 – 2.57 34.2
(0.93) 113,348 0.38 – 2.41 20.4
13.66 149,079 0.38 – 1.65 14.2
(10.17) (c) 121,691 0.26 (e) – 4.33 (e) 33.9 (e)
18.62 154,635 0.26 – 1.63 19.6
5.73 158,936 0.26 – 2.05 21.7
10.90 194,723 0.26 – 2.44 34.2
(0.91) 237,085 0.26 – 2.61 20.4
13.86 275,166 0.26 – 1.83 14.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2022(b) $ 13 .55 $ 0 .29 ( $ 1 .64 ) ( $ 1 .35 ) ( $ 0 .33 ) ( $ 0 .64 ) ( $ 0 .97 ) $ 11 .23
2021 11 .64 0 .23 2 .33 2 .56 ( 0 .23 ) ( 0 .42 ) ( 0 .65 ) 13 .55
2020 11 .75 0 .24 0 .43 0 .67 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 11 .64
2019 11 .18 0 .29 0 .92 1 .21 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .75
2018 11 .77 0 .32 ( 0 .36 ) ( 0 .04 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 11 .18
2017 10 .51 0 .20 1 .44 1 .64 ( 0 .19 ) ( 0 .19 ) ( 0 .38 ) 11 .77
R-1 shares
2022(b) 13 .16 0 .23 ( 1 .60 ) ( 1 .37 ) ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 10 .93
2021 11 .31 0 .11 2 .27 2 .38 ( 0 .11 ) ( 0 .42 ) ( 0 .53 ) 13 .16
2020 11 .44 0 .16 0 .39 0 .55 ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 11 .31
2019 10 .89 0 .19 0 .90 1 .09 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 11 .44
2018 11 .47 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .21 ) ( 0 .24 ) ( 0 .45 ) 10 .89
2017 10 .26 0 .11 1 .39 1 .50 ( 0 .10 ) ( 0 .19 ) ( 0 .29 ) 11 .47
R-3 shares
2022(b) 13 .20 0 .25 ( 1 .60 ) ( 1 .35 ) ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 10 .95
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
2019 10 .94 0 .22 0 .90 1 .12 ( 0 .21 ) ( 0 .37 ) ( 0 .58 ) 11 .48
2018 11 .52 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 10 .94
2017 10 .30 0 .14 1 .40 1 .54 ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 11 .52
R-4 shares
2022(b) 13 .37 0 .26 ( 1 .61 ) ( 1 .35 ) ( 0 .28 ) ( 0 .64 ) ( 0 .92 ) 11 .10
2021 11 .49 0 .18 2 .30 2 .48 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 13 .37
2020 11 .61 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 11 .49
2019 11 .05 0 .25 0 .91 1 .16 ( 0 .23 ) ( 0 .37 ) ( 0 .60 ) 11 .61
2018 11 .63 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 11 .05
2017 10 .39 0 .16 1 .42 1 .58 ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 11 .63
R-5 shares
2022(b) 13 .42 0 .28 ( 1 .63 ) ( 1 .35 ) ( 0 .30 ) ( 0 .64 ) ( 0 .94 ) 11 .13
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54
2019 11 .10 0 .26 0 .91 1 .17 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 11 .66
2018 11 .68 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .28 ) ( 0 .24 ) ( 0 .52 ) 11 .10
2017 10 .44 0 .18 1 .42 1 .60 ( 0 .17 ) ( 0 .19 ) ( 0 .36 ) 11 .68

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 10 .67 ) % (c) $ 1,401,925 0 .01% (d) 4 .74% (d) 29 .4% (d)
22 .55 1,534,067 0 .01 1 .76 24 .0
5 .93 1,225,564 0 .01 2 .16 33 .4
11 .81 1,155,367 0 .01 2 .60 34 .9
( 0 .49 ) 1,203,265 0 .01 2 .75 26 .0
16 .08 1,316,450 0 .01 1 .84 22 .0
( 11 .06 ) (c) 7,259 0 .88 (d) 3 .88 (d) 29 .4 (d)
21 .53 8,802 0 .88 0 .90 24 .0
4 .94 8,795 0 .88 1 .48 33 .4
10 .78 11,116 0 .88 1 .73 34 .9
( 1 .24 ) 11,721 0 .88 2 .08 26 .0
14 .99 15,858 0 .88 1 .02 22 .0
( 10 .92 ) (c) 116,029 0 .57 (d) 4 .22 (d) 29 .4 (d)
21 .95 132,449 0 .57 1 .23 24 .0
5 .29 123,574 0 .57 1 .69 33 .4
11 .07 134,168 0 .57 2 .04 34 .9
( 0 .96 ) 142,783 0 .57 2 .29 26 .0
15 .37 175,880 0 .57 1 .33 22 .0
( 10 .80 ) (c) 42,361 0 .38 (d) 4 .30 (d) 29 .4 (d)
22 .14 51,340 0 .38 1 .45 24 .0
5 .49 51,235 0 .38 1 .95 33 .4
11 .37 63,748 0 .38 2 .30 34 .9
( 0 .83 ) 77,410 0 .38 2 .31 26 .0
15 .67 91,191 0 .38 1 .49 22 .0
( 10 .77 ) (c) 98,817 0 .26 (d) 4 .60 (d) 29 .4 (d)
22 .20 123,237 0 .26 1 .54 24 .0
5 .59 109,815 0 .26 1 .97 33 .4
11 .49 118,440 0 .26 2 .31 34 .9
( 0 .66 ) 135,376 0 .26 2 .50 26 .0
15 .72 141,431 0 .26 1 .62 22 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2022(b) $ 17.49 $ 0.35 ( $ 2.31) ( $ 1.96) ( $ 0.35) ( $ 1.02) ( $ 1.37) $ 14.16
2021 14.76 0.22 3.45 3.67 (0.22) (0.72) (0.94) 17.49
2020 14.85 0.26 0.54 0.80 (0.26) (0.63) (0.89) 14.76
2019 14.31 0.29 1.23 1.52 (0.27) (0.71) (0.98) 14.85
2018 15.24 0.35 (0.47) (0.12) (0.34) (0.47) (0.81) 14.31
2017 13.44 0.18 2.10 2.28 (0.19) (0.29) (0.48) 15.24
Class J shares
2022(b) 17.39 0.36 (2.29) (1.93) (0.38) (1.02) (1.40) 14.06
2021 14.67 0.26 3.43 3.69 (0.25) (0.72) (0.97) 17.39
2020 14.77 0.29 0.53 0.82 (0.29) (0.63) (0.92) 14.67
2019 14.24 0.31 1.23 1.54 (0.30) (0.71) (1.01) 14.77
2018 15.18 0.37 (0.47) (0.10) (0.37) (0.47) (0.84) 14.24
2017 13.38 0.21 2.09 2.30 (0.21) (0.29) (0.50) 15.18
Institutional shares
2022(b) 17.47 0.37 (2.29) (1.92) (0.41) (1.02) (1.43) 14.12
2021 14.73 0.28 3.45 3.73 (0.27) (0.72) (0.99) 17.47
2020 14.83 0.31 0.53 0.84 (0.31) (0.63) (0.94) 14.73
2019 14.29 0.35 1.22 1.57 (0.32) (0.71) (1.03) 14.83
2018 15.23 0.43 (0.50) (0.07) (0.40) (0.47) (0.87) 14.29
2017 13.43 0.25 2.08 2.33 (0.24) (0.29) (0.53) 15.23
R-1 shares
2022(b) 17.25 0.30 (2.26) (1.96) (0.26) (1.02) (1.28) 14.01
2021 14.58 0.14 3.40 3.54 (0.15) (0.72) (0.87) 17.25
2020 14.68 0.18 0.53 0 .71 (0.18) (0.63) (0.81) 14.58
2019 14.12 0.23 1.22 1.45 (0.18) (0.71) (0.89) 14.68
2018 15.05 0.28 (0.48) (0.20) (0.26) (0.47) (0.73) 14.12
2017 13.28 0.13 2.05 2.18 (0.12) (0.29) (0.41) 15.05
R-3 shares
2022(b) 17.33 0.33 (2.28) (1.95) (0.32) (1.02) (1.34) 14.04
2021 14.63 0.19 3.42 3.61 (0.19) (0.72) (0.91) 17.33
2020 14.73 0.23 0.52 0.75 (0.22) (0.63) (0.85) 14.63
2019 14.19 0.27 1.21 1.48 (0.23) (0.71) ( 0 .94) 14.73
2018 15.12 0.34 (0.49) (0.15) (0.31) (0.47) (0.78) 14.19
2017 13.34 0.17 2.06 2.23 ( 0 .16) (0.29) (0.45) 15.12
R-4 shares
2022(b) 18.09 0.36 (2.39) (2.03) (0.34) (1.02) (1.36) 14.70
2021 15.23 0.24 3.55 3.79 (0.21) (0.72) (0.93) 18.09
2020 15.28 0.30 0.53 0.83 (0.25) (0.63) (0.88) 15.23
2019 14.69 0.34 1.22 1.56 (0.26) (0.71) (0.97) 15.28
2018 15.62 0.36 (0.49) (0.13) (0.33) (0.47) (0.80) 14.69
2017 13.76 0.21 2.13 2.34 (0.19) (0.29) (0.48) 15.62
R-5 shares
2022(b) 17.43 0.35 (2.29) (1.94) (0.37) (1.02) (1.39) 14.10
2021 14.70 0.25 3.44 3.69 (0.24) (0.72) (0.96) 17.43
2020 14.79 0.28 0 .53 0.81 (0.27) (0.63) (0.90) 14.70
2019 14.26 0.31 1.22 1.53 (0.29) (0.71) (1.00) 14.79
2018 15.19 0.37 (0.47) (0.10) (0.36) (0.47) (0.83) 14.26
2017 13.40 0.23 2.05 2.28 (0.20) (0.29) (0.49) 15.19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(12.01) % (c),(d) $ 142,899 0.36% (e),(f) – % 4.43% (e) 36.2% (e)
25.68 (d) 168,435 0.36 (f) – 1.34 24.0
5.48 (d) 128,178 0.38 (f) – 1.78 33.4
11.81 (d) 125,814 0.38 (f) – 2.04 23.0
(0.94) (d) 115,998 0.38 (f) – 2.35 23.8
17.45 (d) 139,849 0.38 (f) – 1.31 20.9
(11.94) (c),(d) 1,170,278 0.17 (e),(g) 0.19 (e),(h) 4.61 (e) 36.2 (e)
26.00 (d) 1,388,404 0.18 (g) 0.20 (h) 1.56 24.0
5.64 (d) 1,169,328 0.17 (g) 0.20 (h) 2.02 33.4
12.06 (d) 1,197,486 0.18 (g) 0.21 (h) 2.24 23.0
(0.80) (d) 1,146,825 0.17 (g) 0.20 (h) 2.48 23.8
17.74 (d) 1,217,752 0.18 (g) 0.21 (h) 1.53 20.9
(11.85) (c) 3,886,276 0.01 (e) – 4.73 (e) 36.2 (e)
26.21 4,530,236 0.01 – 1.71 24.0
5.79 3,592,487 0.01 – 2.16 33.4
12.31 3,620,578 0.01 – 2.47 23.0
(0.65) 3,625,771 0.01 – 2.86 23.8
17.89 4,468,390 0.01 – 1.76 20.9
(12.20) (c),(i) 18,442 0.88 (e) – 3.89 (e) 36.2 (e)
25.06 (i) 21,472 0.88 – 0.88 24.0
4.92 21,726 0.88 – 1.27 33.4
11.34 22,286 0.88 – 1.65 23.0
(1.49) 24,982 0.88 – 1.90 23.8
16.83 33,711 0.88 – 0.91 20.9
(12.08) (c) 148,634 0.57 (e) – 4.23 (e) 36.2 (e)
25.46 176,532 0.57 – 1.14 24.0
5.22 141,979 0.57 – 1.60 33.4
11.62 153,293 0.57 – 1.92 23.0
(1.17) 163,571 0.57 – 2.27 23.8
17.18 218,611 0.57 – 1.21 20.9
(12.01) (c) 57,901 0.38 (e) – 4.38 (e) 36.2 (e)
25.68 73,168 0.38 – 1.38 24.0
5.50 65,940 0.38 – 2.01 33.4
11.78 89,004 0.38 – 2.37 23.0
(0.97) 129,933 0.38 – 2.34 23.8
17.47 171,835 0.38 – 1.43 20.9
(11.99) (c) 196,793 0.26 (e) – 4.53 (e) 36.2 (e)
25.88 242,659 0.26 – 1.49 24.0
5.60 212,626 0.26 – 1.96 33.4
11.94 245,044 0.26 – 2.21 23.0
(0.85) 268,734 0.26 – 2.49 23.8
17.53 297,179 0.26 – 1.64 20.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2022(b) $ 15 .10 $ 0 .36 ( $ 2 .13 ) ( $ 1 .77 ) ( $ 0 .40 ) ( $ 0 .61 ) ( $ 1 .01 ) $ 12 .32
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
2020 12 .49 0 .24 0 .50 0 .74 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 12 .34
2019 11 .97 0 .28 1 .06 1 .34 ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 12 .49
2018 12 .62 0 .31 ( 0 .29 ) 0 .02 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 11 .97
2017 11 .03 0 .20 1 .85 2 .05 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 12 .62
R-1 shares
2022(b) 14 .71 0 .30 ( 2 .10 ) ( 1 .80 ) ( 0 .27 ) ( 0 .61 ) ( 0 .88 ) 12 .03
2021 12 .04 0 .12 3 .16 3 .28 ( 0 .12 ) ( 0 .49 ) ( 0 .61 ) 14 .71
2020 12 .20 0 .16 0 .46 0 .62 ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 12 .04
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
2018 12 .35 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .18 ) ( 0 .39 ) ( 0 .57 ) 11 .70
2017 10 .80 0 .10 1 .82 1 .92 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 12 .35
R-3 shares
2022(b) 14 .78 0 .32 ( 2 .10 ) ( 1 .78 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 12 .07
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
2018 12 .40 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 11 .76
2017 10 .85 0 .13 1 .82 1 .95 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 12 .40
R-4 shares
2022(b) 14 .93 0 .33 ( 2 .12 ) ( 1 .79 ) ( 0 .34 ) ( 0 .61 ) ( 0 .95 ) 12 .19
2021 12 .21 0 .19 3 .20 3 .39 ( 0 .18 ) ( 0 .49 ) ( 0 .67 ) 14 .93
2020 12 .37 0 .22 0 .46 0 .68 ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 12 .21
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
2018 12 .49 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 11 .85
2017 10 .92 0 .15 1 .84 1 .99 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 12 .49
R-5 shares
2022(b) 14 .99 0 .35 ( 2 .14 ) ( 1 .79 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 12 .23
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41
2018 12 .54 0 .26 ( 0 .26 ) – ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 11 .90
2017 10 .97 0 .16 1 .84 2 .00 ( 0 .14 ) ( 0 .29 ) ( 0 .43 ) 12 .54

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 12 .53 ) % (c) $ 1,384,166 0 .01% (d) 5 .22% (d) 17 .9% (d)
28 .95 1,468,727 0 .01 1 .66 19 .5
6 .02 1,043,617 0 .01 2 .04 37 .1
12 .43 955,390 0 .01 2 .35 25 .9
0 .04 942,246 0 .01 2 .44 20 .2
19 .29 1,014,681 0 .01 1 .68 30 .6
( 12 .93 ) (c) 7,007 0 .88 (d) 4 .43 (d) 17 .9 (d)
27 .85 8,129 0 .88 0 .84 19 .5
5 .11 7,462 0 .88 1 .36 37 .1
11 .38 8,566 0 .89 1 .59 25 .9
( 0 .80 ) 10,567 0 .88 1 .62 20 .2
18 .35 12,731 0 .88 0 .89 30 .6
( 12 .80 ) (c) 96,503 0 .57 (d) 4 .72 (d) 17 .9 (d)
28 .31 110,352 0 .57 1 .11 19 .5
5 .38 85,507 0 .57 1 .56 37 .1
11 .74 87,799 0 .58 1 .83 25 .9
( 0 .42 ) 93,396 0 .57 1 .98 20 .2
18 .58 115,904 0 .57 1 .16 30 .6
( 12 .74 ) (c) 35,838 0 .38 (d) 4 .89 (d) 17 .9 (d)
28 .48 44,010 0 .38 1 .37 19 .5
5 .58 38,878 0 .38 1 .86 37 .1
12 .05 45,491 0 .39 2 .10 25 .9
( 0 .30 ) 57,637 0 .38 2 .04 20 .2
18 .88 72,336 0 .38 1 .28 30 .6
( 12 .71 ) (c) 91,509 0 .26 (d) 5 .14 (d) 17 .9 (d)
28 .61 113,877 0 .26 1 .45 19 .5
5 .76 92,452 0 .26 1 .92 37 .1
12 .11 99,730 0 .27 2 .09 25 .9
( 0 .12 ) 111,791 0 .26 2 .12 20 .2
18 .91 108,479 0 .26 1 .40 30 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2022(b) $ 18.81 $ 0.44 ( $ 2.76) ( $ 2.32) ( $ 0.46) ( $ 1.07) ( $ 1.53) $ 14.96
2021 15.20 0.22 4.35 4.57 (0.23) (0.73) (0.96) 18.81
2020 15.43 0.24 0.60 0.84 (0.26) (0.81) (1.07) 15.20
2019 14.99 0.27 1.34 1.61 (0.26) (0.91) (1.17) 15.43
2018 15.89 0.31 (0.32) (0.01) (0.30) (0.59) (0.89) 14.99
2017 13.86 0 .18 2.48 2.66 (0.17) (0.46) (0.63) 15.89
Class J shares
2022(b) 19.07 0.46 (2.80) (2.34) (0.49) (1.07) (1.56) 15.17
2021 15.39 0.26 4.41 4.67 (0.26) (0.73) (0.99) 19.07
2020 15.61 0.28 0.59 0.87 (0.28) (0.81) (1.09) 15.39
2019 15.15 0.30 1.36 1.66 (0.29) (0.91) (1.20) 15.61
2018 16.06 0.34 (0.33) 0.01 (0.33) (0.59) (0.92) 15.15
2017 13.99 0.21 2.51 2.72 (0.19) (0.46) (0.65) 16.06
Institutional shares
2022(b) 19.29 0.48 (2.83) (2.35) (0.52) (1.07) (1.59) 15.35
2021 15.55 0.29 4.46 4.75 (0.28) (0.73) (1.01) 19.29
2020 15.77 0.30 0.60 0.90 (0.31) (0.81) (1.12) 15.55
2019 15.29 0.34 1.37 1.71 (0.32) (0.91) (1.23) 15.77
2018 16.20 0.41 (0.37) 0.04 (0.36) (0.59) (0.95) 15.29
2017 14.10 0.24 2.53 2.77 (0.21) (0.46) (0.67) 16.20
R-1 shares
2022(b) 18.99 0.40 (2.80) (2.40) (0.34) (1.07) (1.41) 15.18
2021 15.34 0.14 4.39 4.53 (0.15) (0.73) (0.88) 18.99
2020 15.55 0.17 0.59 0.76 (0.16) (0.81) (0.97) 15.34
2019 15.08 0.21 1.35 1.56 (0.18) (0.91) (1.09) 15.55
2018 15.98 0.24 (0.33) (0.09) (0.22) (0.59) (0.81) 15.08
2017 13.92 0.12 2.49 2.61 (0.09) (0.46) (0.55) 15.98
R-3 shares
2022(b) 18.93 0.43 (2.79) (2.36) (0.42) (1.07) (1.49) 15.08
2021 15.29 0.18 4.39 4.57 (0.20) (0.73) (0.93) 18.93
2020 15.52 0.22 0.58 0.80 (0.22) (0.81) (1.03) 15.29
2019 15.06 0.25 1.35 1.60 (0.23) (0.91) (1.14) 15.52
2018 15.96 0.31 (0.35) (0.04) (0.27) (0.59) (0.86) 15.06
2017 13.90 0.16 2.50 2.66 (0.14) (0.46) (0.60) 15.96
R-4 shares
2022(b) 19.00 0.44 (2.79) (2.35) (0.45) (1.07) (1.52) 15.13
2021 15.34 0.23 4.38 4.61 (0.22) (0.73) (0.95) 19.00
2020 15.56 0.29 0.55 0.84 (0.25) (0.81) (1.06) 15.34
2019 15.10 0.31 1.32 1.63 (0.26) (0.91) (1.17) 15.56
2018 15.99 0.32 (0.33) (0.01) (0.29) (0.59) (0.88) 15.10
2017 13.94 0.19 2.48 2.67 (0.16) (0.46) (0.62) 15.99
R-5 shares
2022(b) 19.15 0.46 (2.82) (2.36) (0.47) (1.07) (1.54) 15.25
2021 15.45 0.25 4.42 4.67 (0.24) (0.73) (0.97) 19.15
2020 15.67 0.27 0.59 0.86 (0.27) (0.81) (1.08) 15.45
2019 15.20 0.29 1.37 1.66 (0.28) (0.91) (1.19) 15.67
2018 16.10 0.34 (0.33) 0.01 (0.32) (0.59) (0.91) 15.20
2017 14.02 0.23 2.48 2.71 (0.17) (0.46) (0.63) 16.10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(13.30) % (c),(d) $ 109,733 0.37% (e),(f) – % 5.23% (e) 25.3% (e)
31.00 (d) 126,454 0.38 (f) – 1.24 20.0
5.49 (d) 97,825 0.38 (f) – 1.65 32.8
12.24 (d) 94,659 0.38 (f) – 1.84 14.6
(0.16) (d) 87,497 0.38 (f) – 1.96 16.0
19.88 (d) 99,913 0.38 (f) – 1.20 26.6
(13.24) (c),(d) 802,999 0.18 (e),(g) 0.20 (e),(h) 5.45 (e) 25.3 (e)
31.30 (d) 948,713 0.18 (g) 0.21 (h) 1.44 20.0
5.67 (d) 753,868 0.18 (g) 0.21 (h) 1.86 32.8
12.47 (d) 752,041 0.20 (g) 0.23 (h) 2.01 14.6
(0.03) (d) 700,995 0.19 (g) 0.22 (h) 2.14 16.0
20.15 (d) 732,742 0 .19 (g) 0.22 (h) 1.39 26.6
(13.15) (c) 2,955,544 0.01 (e) – 5.57 (e) 25.3 (e)
31.56 3,429,237 0.01 – 1.61 20.0
5.79 2,615,276 0.01 – 2.02 32.8
12.72 2,569,620 0.01 – 2.25 14.6
0.13 2,529,716 0.01 – 2.53 16 .0
20.45 3,129,453 0.01 – 1.64 26.6
(13.49) (c) 13,609 0.88 (e) – 4.67 (e) 25.3 (e)
30.38 16,062 0.88 – 0.81 20.0
4.90 15,714 0.88 – 1.11 32.8
11.68 17,042 0.88 – 1.45 14.6
(0.71) 19,314 0.88 – 1.50 16.0
19.37 22,891 0.88 – 0.82 26.6
(13.39) (c) 110,005 0.57 (e) – 5.06 (e) 25.3 (e)
30.81 129,032 0.57 – 1.02 20.0
5.22 97,748 0.57 – 1.46 32.8
12.01 99,952 0.57 – 1.72 14.6
(0.37) 106,971 0.57 – 1.95 16.0
19.78 144,641 0.57 – 1.10 26.6
(13.32) (c) 43,152 0.38 (e) – 5.23 (e) 25.3 (e)
31.00 53,623 0.38 – 1.31 20.0
5.45 48,722 0.38 – 1.94 32.8
12.24 68,656 0.38 – 2.13 14.6
(0.15) 90,529 0.38 – 2.01 16 .0
19.89 119,680 0.38 – 1.32 26.6
(13.25) (c) 158,637 0.26 (e) – 5.37 (e) 25.3 (e)
31.19 187,926 0.26 – 1.39 20.0
5.56 159,934 0.26 – 1.80 32.8
12.40 173,689 0.26 – 1.98 14.6
(0.07) 183,317 0.26 – 2.16 16.0
20.08 202,032 0.26 – 1.54 26.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2022(b) $ 16 .56 $ 0 .43 ( $ 2 .54 ) ( $ 2 .11 ) ( $ 0 .47 ) ( $ 0 .59 ) ( $ 1 .06 ) $ 13 .39
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
2019 12 .51 0 .27 1 .17 1 .44 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 13 .12
2018 13 .06 0 .30 ( 0 .27 ) 0 .03 ( 0 .28 ) ( 0 .30 ) ( 0 .58 ) 12 .51
2017 11 .25 0 .19 2 .12 2 .31 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 13 .06
R-1 shares
2022(b) 15 .93 0 .36 ( 2 .46 ) ( 2 .10 ) ( 0 .34 ) ( 0 .59 ) ( 0 .93 ) 12 .90
2021 12 .49 0 .11 3 .88 3 .99 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 15 .93
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
2018 12 .65 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 12 .09
2017 10 .91 0 .08 2 .07 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .65
R-3 shares
2022(b) 16 .03 0 .39 ( 2 .47 ) ( 2 .08 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .98
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
2018 12 .73 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 12 .18
2017 10 .99 0 .12 2 .06 2 .18 ( 0 .11 ) ( 0 .33 ) ( 0 .44 ) 12 .73
R-4 shares
2022(b) 16 .23 0 .39 ( 2 .49 ) ( 2 .10 ) ( 0 .40 ) ( 0 .59 ) ( 0 .99 ) 13 .14
2021 12 .71 0 .19 3 .95 4 .14 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 16 .23
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
2018 12 .84 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 12 .29
2017 11 .07 0 .13 2 .10 2 .23 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .84
R-5 shares
2022(b) 16 .26 0 .42 ( 2 .50 ) ( 2 .08 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 13 .16
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92
2018 12 .88 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 12 .33
2017 11 .09 0 .15 2 .10 2 .25 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .88

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .56 ) % (c) $ 1,056,212 0 .01% (d) 5 .78% (d) 25 .9% (d)
33 .82 1,139,261 0 .01 1 .50 19 .2
5 .57 780,234 0 .01 1 .90 32 .5
12 .75 705,002 0 .01 2 .16 19 .2
0 .17 668,913 0 .01 2 .30 20 .9
21 .24 704,027 0 .02 1 .55 33 .7
( 13 .94 ) (c) 4,224 0 .88 (d) 5 .03 (d) 25 .9 (d)
32 .61 5,074 0 .88 0 .76 19 .2
4 .68 4,536 0 .89 1 .24 32 .5
11 .81 5,738 0 .89 1 .41 19 .2
( 0 .74 ) 6,365 0 .89 1 .44 20 .9
20 .24 7,279 0 .89 0 .72 33 .7
( 13 .73 ) (c) 74,744 0 .57 (d) 5 .33 (d) 25 .9 (d)
32 .97 88,634 0 .57 0 .93 19 .2
5 .00 66,042 0 .58 1 .45 32 .5
12 .13 67,732 0 .58 1 .64 19 .2
( 0 .33 ) 68,394 0 .58 1 .87 20 .9
20 .47 81,183 0 .58 0 .99 33 .7
( 13 .68 ) (c) 24,834 0 .38 (d) 5 .37 (d) 25 .9 (d)
33 .30 30,290 0 .38 1 .23 19 .2
5 .19 27,141 0 .39 1 .72 32 .5
12 .38 30,975 0 .39 1 .91 19 .2
( 0 .22 ) 35,889 0 .39 1 .97 20 .9
20 .79 48,122 0 .39 1 .07 33 .7
( 13 .59 ) (c) 72,853 0 .26 (d) 5 .69 (d) 25 .9 (d)
33 .37 91,388 0 .26 1 .28 19 .2
5 .30 71,201 0 .27 1 .80 32 .5
12 .46 74,697 0 .27 1 .88 19 .2
( 0 .06 ) 76,402 0 .27 1 .96 20 .9
20 .99 71,697 0 .27 1 .24 33 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2022(b) $ 20.06 $ 0.50 ( $ 3.13) ( $ 2.63) ( $ 0.49) ( $ 0.94) ( $ 1.43) $ 16.00
2021 15.63 0.21 5.06 5.27 (0.22) (0.62) (0.84) 20.06
2020 15.89 0.24 0.56 0.80 (0.24) (0.82) (1.06) 15.63
2019 15.28 0.27 1.42 1.69 (0.24) (0.84) (1.08) 15.89
2018 16.03 0.31 (0.31) – (0.29) (0.46) (0.75) 15.28
2017 13.78 0.15 2.70 2.85 (0.15) (0.45) (0.60) 16.03
Class J shares
2022(b) 19.30 0.50 (3.00) (2.50) (0.52) (0.94) (1.46) 15.34
2021 15.06 0.23 4.88 5.11 (0.25) (0.62) (0.87) 19.30
2020 15.35 0.25 0.54 0.79 (0.26) (0.82) (1.08) 15.06
2019 14.81 0.27 1.38 1.65 (0.27) (0.84) (1.11) 15.35
2018 15.56 0.31 (0.28) 0.03 (0.32) (0.46) (0.78) 14.81
2017 13.38 0.17 2.62 2.79 (0.16) (0.45) (0.61) 15.56
Institutional shares
2022(b) 19.99 0.53 (3.10) (2.57) (0.56) (0.94) (1.50) 15.92
2021 15.57 0.28 5.04 5.32 ( 0 .28) (0.62) (0.90) 19.99
2020 15.84 0.29 0.55 0.84 (0.29) (0.82) (1.11) 15.57
2019 15.24 0.31 1 .43 1.74 (0.30) (0.84) (1.14) 15.84
2018 15.99 0.39 (0.33) 0.06 (0.35) (0.46) (0.81) 15.24
2017 13.74 0.22 2.68 2.90 (0.20) (0.45) (0.65) 15.99
R-1 shares
2022(b) 19.67 0.44 (3.06) (2.62) (0.39) (0.94) (1.33) 15.72
2021 15.35 0.12 4.97 5.09 (0.15) (0.62) (0.77) 19.67
2020 15.61 0.15 0.54 0.69 (0.13) (0.82) (0.95) 15.35
2019 15.01 0.22 1.38 1.60 (0.16) (0.84) (1.00) 15.61
2018 15.75 0.22 (0.30) (0.08) ( 0 .20) (0.46) (0.66) 15.01
2017 13.55 0.09 2.65 2.74 (0.09) (0.45) (0.54) 15.75
R-3 shares
2022(b) 19.64 0.47 (3.05) (2.58) (0.46) (0.94) (1.40) 15.66
2021 15.33 0.16 4.97 5.13 (0.20) (0.62) (0.82) 19.64
2020 15.60 0.20 0.56 0.76 (0.21) (0.82) (1.03) 15.33
2019 15.02 0.23 1.41 1.64 (0.22) (0.84) (1.06) 15.60
2018 15.77 0.29 (0.32) (0.03) (0.26) (0.46) (0.72) 15.02
2017 13.56 0.14 2.65 2.79 (0.13) (0.45) (0.58) 15.77
R-4 shares
2022(b) 19.81 0.50 (3.09) (2.59) (0.48) (0.94) (1.42) 15.80
2021 15.44 0.21 5.00 5.21 (0.22) (0.62) (0.84) 19.81
2020 15.71 0.27 0.52 0.79 (0.24) (0.82) (1.06) 15.44
2019 15.12 0.27 1.40 1.67 (0.24) (0.84) (1.08) 15.71
2018 15.86 0.30 (0.30) – (0.28) (0.46) (0.74) 15.12
2017 13.64 0.17 2.65 2.82 (0.15) (0.45) (0.60) 15.86
R-5 shares
2022(b) 19.88 0.51 (3.10) (2.59) (0.51) (0.94) (1.45) 15.84
2021 15.49 0.23 5.02 5.25 (0.24) (0.62) (0.86) 19.88
2020 15.76 0.25 0.55 0.80 (0.25) (0.82) (1.07) 15.49
2019 15.17 0.28 1.41 1.69 (0.26) (0.84) (1.10) 15.76
2018 15.92 0.31 (0.29) 0.02 (0.31) ( 0 .46) (0.77) 15.17
2017 13.67 0.20 2.65 2.85 (0.15) (0.45) (0.60) 15.92

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(13.98) % (c),(d) $ 92,233 0.38% (e),(f) – % 5.58% (e) 31.2% (e)
34.64 (d) 105,294 0.38 (f) – 1.11 21.0
5.06 (d) 77,925 0.38 (f) – 1.56 26.9
12.47 (d) 76,784 0.38 (f) – 1.77 17.3
(0.15) (d) 73,509 0.38 (f) – 1.91 16.9
21.47 (d) 82,816 0.38 (f) – 1.04 29.6
(13.88) (c),(d) 262,206 0 .21 (e),(g) 0.23 (e),(h) 5.79 (e) 31.2 (e)
34.90 (d) 312,540 0.21 (g) 0.24 (h) 1.29 21.0
5.18 (d) 237,515 0.22 (g) 0.25 (h) 1.74 26.9
12.60 (d) 238,083 0.24 (g) 0.27 (h) 1.84 17.3
0.01 (d) 220,530 0.23 (g) 0.26 (h) 2.00 16.9
21.65 (d) 230,498 0.24 (g) 0.27 (h) 1.23 29.6
(13.79) (c) 2,114,673 0.01 (e) – 5.94 (e) 31.2 (e)
35.15 2,422,742 0.01 – 1.49 21.0
5.37 1,754,692 0.01 – 1.91 26.9
12.92 1,693,422 0.01 – 2.10 17.3
0.20 1,623,713 0.01 – 2.42 16.9
21.96 1,943,020 0.01 – 1.50 29.6
(14.15) (c) 11,352 0.88 (e) – 5.03 (e) 31.2 (e)
33.91 (i) 13,259 0.88 – 0.64 21.0
4.50 (i) 10,957 0.88 – 1.01 26.9
11.93 12,804 0.88 – 1.52 17.3
(0.65) 13,369 0.88 – 1.41 16.9
20.87 15,806 0.88 – 0.66 29.6
(14.04) (c) 82,309 0.57 (e) – 5.37 (e) 31.2 (e)
34.33 94,767 0.57 – 0.87 21.0
4.87 68,182 0.57 – 1.35 26.9
12.24 67,825 0.57 – 1.57 17.3
(0.33) 69,167 0.57 – 1.83 16.9
21.30 84,500 0.57 – 0.96 29.6
(13.94) (c) 35,046 0.38 (e) – 5.64 (e) 31.2 (e)
34.66 44,900 0.38 – 1.15 21.0
5.03 36,458 0.38 – 1.78 26.9
12.44 45,136 0.38 – 1.84 17.3
(0.12) 48,573 0.38 – 1.88 16.9
21.46 64,566 0.38 – 1.20 29.6
(13.93) (c) 104,301 0.26 (e) – 5.75 (e) 31.2 (e)
34.84 128,805 0.26 – 1.27 21.0
5.12 104,577 0.26 – 1.66 26.9
12.60 103,868 0.26 – 1.88 17.3
(0.04) 114,158 0.26 – 1.91 16.9
21.67 105,711 0.26 – 1.40 29.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2022(b) $ 18 .20 $ 0 .48 ( $ 2 .85 ) ( $ 2 .37 ) ( $ 0 .51 ) ( $ 0 .50 ) ( $ 1 .01 ) $ 14 .82
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
2019 13 .22 0 .26 1 .29 1 .55 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 14 .00
2018 13 .66 0 .30 ( 0 .26 ) 0 .04 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .22
2017 11 .59 0 .18 2 .35 2 .53 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 13 .66
R-1 shares
2022(b) 17 .43 0 .41 ( 2 .76 ) ( 2 .35 ) ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 14 .20
2021 13 .32 0 .11 4 .49 4 .60 ( 0 .13 ) ( 0 .36 ) ( 0 .49 ) 17 .43
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
2018 13 .17 0 .18 ( 0 .25 ) ( 0 .07 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .73
2017 11 .21 0 .06 2 .27 2 .33 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 13 .17
R-3 shares
2022(b) 17 .60 0 .43 ( 2 .77 ) ( 2 .34 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 14 .34
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
2018 13 .31 0 .23 ( 0 .26 ) ( 0 .03 ) ( 0 .23 ) ( 0 .19 ) ( 0 .42 ) 12 .86
2017 11 .32 0 .10 2 .29 2 .39 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 13 .31
R-4 shares
2022(b) 17 .83 0 .44 ( 2 .81 ) ( 2 .37 ) ( 0 .44 ) ( 0 .50 ) ( 0 .94 ) 14 .52
2021 13 .61 0 .19 4 .59 4 .78 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 17 .83
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
2018 13 .42 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .19 ) ( 0 .44 ) 12 .98
2017 11 .40 0 .12 2 .32 2 .44 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .42
R-5 shares
2022(b) 17 .91 0 .47 ( 2 .84 ) ( 2 .37 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 14 .58
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80
2018 13 .49 0 .24 ( 0 .23 ) 0 .01 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 13 .05
2017 11 .45 0 .14 2 .32 2 .46 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .49

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .72 ) % (c) $ 622,643 0 .01% (d) 5 .84% (d) 23 .1% (d)
36 .38 658,064 0 .01 1 .37 18 .9
5 .07 421,577 0 .02 1 .81 28 .0
12 .89 375,813 0 .02 1 .97 15 .5
0 .18 314,540 0 .02 2 .17 19 .6
22 .54 301,677 0 .03 1 .41 39 .4
( 14 .12 ) (c) 3,080 0 .89 (d) 5 .14 (d) 23 .1 (d)
35 .19 3,341 0 .89 0 .66 18 .9
4 .12 2,642 0 .89 1 .04 28 .0
11 .96 3,121 0 .89 1 .25 15 .5
( 0 .65 ) 3,289 0 .89 1 .32 19 .6
21 .41 3,387 0 .89 (e) 0 .50 39 .4
( 13 .95 ) (c) 41,695 0 .58 (d) 5 .41 (d) 23 .1 (d)
35 .53 48,174 0 .58 0 .81 18 .9
4 .53 32,687 0 .58 1 .34 28 .0
12 .24 31,793 0 .58 1 .50 15 .5
( 0 .36 ) 29,942 0 .58 1 .71 19 .6
21 .81 31,997 0 .58 (e) 0 .81 39 .4
( 13 .95 ) (c) 14,113 0 .39 (d) 5 .41 (d) 23 .1 (d)
35 .84 16,969 0 .39 1 .13 18 .9
4 .69 14,221 0 .39 1 .63 28 .0
12 .53 14,729 0 .39 1 .73 15 .5
( 0 .16 ) 16,262 0 .39 1 .86 19 .6
22 .07 20,884 0 .39 (e) 0 .98 39 .4
( 13 .88 ) (c) 41,146 0 .27 (d) 5 .77 (d) 23 .1 (d)
36 .08 50,443 0 .27 1 .19 18 .9
4 .81 38,859 0 .27 1 .62 28 .0
12 .56 34,838 0 .27 1 .76 15 .5
( 0 .02 ) 33,762 0 .27 1 .71 19 .6
22 .20 24,125 0 .27 (e) 1 .13 39 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2022(b) $ 19.13 $ 0.48 ( $ 3.02) ( $ 2.54) ( $ 0.47) ( $ 0.44) ( $ 0.91) $ 15.68
2021 14.47 0.17 5.04 5.21 (0.21) (0.34) (0.55) 19.13
2020 14.61 0.21 0.47 0.68 (0.22) (0.60) (0.82) 14.47
2019 13.68 0.22 1.36 1.58 (0.22) (0.43) (0.65) 14.61
2018 14.05 0.25 (0.27) (0.02) (0.26) (0.09) (0.35) 13.68
2017 11.86 0.11 2.46 2.57 (0.13) (0.25) (0.38) 14.05
Institutional shares
2022(b) 19.32 0.52 (3.04) (2.52) (0.54) (0.44) (0.98) 15.82
2021 14.60 0.24 5.08 5.32 (0.26) (0.34) (0.60) 19.32
2020 14.72 0.25 0.49 0.74 (0.26) (0.60) (0.86) 14.60
2019 13.79 0.26 1.37 1.63 (0.27) (0.43) (0.70) 14.72
2018 14.14 0.31 (0.27) 0.04 (0.30) (0.09) (0.39) 13.79
2017 11.93 0.16 2.47 2.63 (0.17) (0.25) (0.42) 14.14
R-1 shares
2022(b) 18.72 0.42 (2.95) (2.53) (0.38) (0.44) (0.82) 15.37
2021 14.19 0.11 4.91 5.02 (0.15) (0.34) (0.49) 18.72
2020 14.32 0.14 0.45 0.59 (0.12) (0.60) (0.72) 14.19
2019 13.43 0.15 1.33 1.48 (0.16) (0.43) (0.59) 14.32
2018 13.79 0.18 (0.26) (0.08) (0.19) (0.09) (0.28) 13.43
2017 11.67 0.05 2.41 2.46 (0.09) (0.25) (0.34) 13.79
R-3 shares
2022(b) 19.00 0.47 (3.01) (2.54) (0.44) (0.44) (0.88) 15.58
2021 14.38 0.13 5.01 5.14 (0.18) (0.34) (0.52) 19.00
2020 14.52 0.17 0.48 0.65 (0.19) (0.60) (0.79) 14.38
2019 13.61 0.19 1.35 1.54 (0.20) (0.43) (0.63) 14.52
2018 13.98 0.24 (0.28) (0.04) (0.24) (0.09) (0.33) 13.61
2017 11.82 0.09 2.44 2.53 (0.12) (0.25) (0.37) 13.98
R-4 shares
2022(b) 19.08 0.49 (3.02) (2.53) (0.46) (0.44) ( 0 .90) 15.65
2021 14.44 0.18 5.01 5.19 (0.21) (0.34) (0.55) 19.08
2020 14.57 0.24 0.44 0.68 (0.21) (0.60) (0.81) 14.44
2019 13.64 0.24 1.34 1.58 (0.22) (0.43) (0.65) 14.57
2018 14.01 0.25 ( 0 .27) (0.02) (0.26) (0.09) (0.35) 13.64
2017 11.83 0.12 2.45 2.57 (0.14) (0.25) (0.39) 14.01
R-5 shares
2022(b) 19.14 0.49 (3.02) (2.53) (0.49) (0.44) (0.93) 15.68
2021 14.48 0.20 5.02 5.22 (0.22) (0.34) (0.56) 19.14
2020 14.61 0.20 0.50 0.70 (0.23) (0.60) (0.83) 14.48
2019 13.69 0.24 1.35 1.59 (0.24) (0.43) (0.67) 14.61
2018 14.05 0.24 (0.24) – (0.27) (0.09) (0.36) 13.69
2017 11.86 0.15 2.43 2.58 (0.14) (0.25) (0.39) 14.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(13.86) % (c),(d) $ 16,387 0.38% (e),(f) 0.42% (e),(g) 5.50% (e) 23.2% (e)
36.62 (d) 18,803 0.38 (f) 0.43 (g) 0.94 18.3
4.61 (d) 11,740 0.38 (f) 0.58 (g) 1.49 22.9
12.54 (d) 10,924 0.38 (f) 0.64 (g) 1.58 12.6
(0.24) (d) 8,891 0.38 (f) 0.57 (g) 1.76 24.0
22.22 (d) 8,481 0.38 (f) – 0.87 34.2
(13.70) (c) 590,955 0.01 (e) – 5.84 (e) 23.2 (e)
37.12 629,044 0.02 – 1.32 18.3
5.02 385,276 0.02 – 1.75 22.9
12.88 319,472 0.03 (h) – 1.87 12.6
0.19 244,280 0.03 (h) – 2.16 24.0
22.63 215,561 0.04 (h) – 1.25 34.2
(14.06) (c) 2,316 0.89 (e) – 4.92 (e) 23.2 (e)
35 .95 2,430 0.89 – 0.65 18.3
4.08 1,935 0.89 – 1.02 22.9
11.91 2,165 0.89 – 1.13 12.6
(0.67) 1,651 0.89 (h) – 1.27 24.0
21.59 1,705 0.89 (h) – 0.41 34.2
(13.95) (c) 19,799 0.58 (e) – 5.40 (e) 23.2 (e)
36.38 22,111 0.58 – 0.75 18.3
4.45 14,091 0.58 – 1.23 22.9
12.27 12,016 0.58 – 1.40 12.6
(0.38) 10,034 0 .58 (h) – 1.65 24.0
21.88 9,160 0.58 (h) – 0.69 34.2
(13.88) (c) 6,018 0.39 (e) – 5.60 (e) 23.2 (e)
36.55 7,736 0.39 – 1.05 18.3
4.67 5,851 0.39 – 1.72 22.9
12.53 6,603 0.39 – 1.72 12.6
(0.25) 6,285 0.39 (h) – 1.77 24.0
22.23 7,153 0.39 (h) – 0.95 34.2
(13.83) (c) 26,570 0.27 (e) – 5.64 (e) 23.2 (e)
36.74 30,796 0.27 – 1.13 18.3
4.76 20,854 0.27 – 1.46 22.9
12.62 16,867 0.27 – 1.73 12.6
(0.07) 14,963 0.27 (h) – 1.66 24.0
22.33 10,987 0.27 (h) – 1.14 34.2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2022(b) $ 15 .19 $ 0 .41 ( $ 2 .42 ) ( $ 2 .01 ) ( $ 0 .42 ) ( $ 0 .14 ) ( $ 0 .56 ) $ 12 .62
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
2019 10 .25 0 .17 1 .08 1 .25 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .19
2018 10 .45 0 .02 ( 0 .02 ) – ( 0 .20 ) – ( 0 .20 ) 10 .25
2017(f) 10 .00 – 0 .45 0 .45 – – – 10 .45
R-1 shares
2022(b) 14 .92 0 .38 ( 2 .42 ) ( 2 .04 ) ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 12 .40
2021 11 .17 ( 0 .01 ) 4 .01 4 .00 ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 14 .92
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
2019 10 .16 0 .10 1 .06 1 .16 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 11 .05
2018 10 .43 ( 0 .04 ) ( 0 .03 ) ( 0 .07 ) ( 0 .20 ) – ( 0 .20 ) 10 .16
2017(f) 10 .00 ( 0 .01 ) 0 .44 0 .43 – – – 10 .43
R-3 shares
2022(b) 15 .04 0 .35 ( 2 .38 ) ( 2 .03 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 12 .50
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
2019 10 .20 0 .13 1 .05 1 .18 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .10
2018 10 .44 ( 0 .02 ) ( 0 .02 ) ( 0 .04 ) ( 0 .20 ) – ( 0 .20 ) 10 .20
2017(f) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-4 shares
2022(b) 15 .06 0 .39 ( 2 .41 ) ( 2 .02 ) ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 12 .52
2021 11 .25 0 .13 3 .97 4 .10 ( 0 .16 ) ( 0 .13 ) ( 0 .29 ) 15 .06
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
2019 10 .22 0 .15 1 .06 1 .21 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 11 .13
2018 10 .44 0 .01 ( 0 .03 ) ( 0 .02 ) ( 0 .20 ) – ( 0 .20 ) 10 .22
2017(f) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-5 shares
2022(b) 15 .10 0 .37 ( 2 .38 ) ( 2 .01 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 12 .55
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27
2019 10 .24 0 .14 1 .09 1 .23 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .16
2018 10 .44 0 .01 ( 0 .01 ) – ( 0 .20 ) – ( 0 .20 ) 10 .24
2017(f) 10 .00 – 0 .44 0 .44 – – – 10 .44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .70 ) % (c) $ 77,277 0 .06% (d) ,(e) 5 .79% (d) 29 .2% (d)
37 .37 73,568 0 .08 (e) 1 .04 22 .5
5 .15 26,561 0 .08 (e) 1 .28 55 .1
12 .82 11,938 0 .10 (e) 1 .57 51 .6
( 0 .08 ) 7,146 0 .10 (e) 0 .23 195 .7
4 .50 (c) 10 0 .10 (d) ,(e) 0 .24 (d) 0 .0 (d)
( 14 .10 ) (c) 250 0 .90 (d) ,(e) 5 .50 (d) 29 .2 (d)
36 .21 176 0 .91 (e) ( 0 .10 ) 22 .5
4 .34 58 0 .93 (e) 2 .64 55 .1
11 .93 136 0 .93 (e) 0 .93 51 .6
( 0 .76 ) 109 0 .93 (e) ( 0 .36 ) 195 .7
4 .30 (c) 10 0 .93 (d) ,(e) ( 0 .59 ) (d) 0 .0 (d)
( 13 .96 ) (c) 4,661 0 .59 (d) ,(e) 5 .01 (d) 29 .2 (d)
36 .70 4,115 0 .60 (e) 0 .49 22 .5
4 .55 1,590 0 .62 (e) 1 .00 55 .1
12 .19 2,256 0 .62 (e) 1 .29 51 .6
( 0 .46 ) 1,565 0 .62 (e) ( 0 .23 ) 195 .7
4 .40 (c) 10 0 .62 (d) ,(e) ( 0 .28 ) (d) 0 .0 (d)
( 13 .86 ) (c) 1,108 0 .40 (d) ,(e) 5 .58 (d) 29 .2 (d)
36 .90 1,234 0 .41 (e) 0 .91 22 .5
4 .73 505 0 .43 (e) 1 .55 55 .1
12 .48 427 0 .43 (e) 1 .39 51 .6
( 0 .27 ) 339 0 .43 (e) 0 .14 195 .7
4 .40 (c) 10 0 .43 (d) ,(e) ( 0 .09 ) (d) 0 .0 (d)
( 13 .79 ) (c) 4,466 0 .28 (d) ,(e) 5 .35 (d) 29 .2 (d)
37 .09 3,917 0 .29 (e) 0 .98 22 .5
4 .81 1,898 0 .31 (e) 0 .52 55 .1
12 .60 711 0 .31 (e) 1 .37 51 .6
( 0 .08 ) 469 0 .31 (e) 0 .07 195 .7
4 .40 (c) 10 0 .31 (d) ,(e) 0 .03 (d) 0 .0 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Period from September 6, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2022(b) $ 12.91 $ 0.24 ( $ 1.31) ( $ 1.07) ( $ 0.28) ( $ 0.42) ( $ 0.70) $ 11.14
2021 11.75 0.39 1.34 1.73 (0.48) (0.09) (0.57) 12.91
2020 11.39 0.21 0.48 0.69 (0.26) (0.07) (0.33) 11.75
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
2018(i) 10.79 0.03 (0.19) (0.16) – – – 10.63
Institutional shares
2022(b) 12.96 0.27 (1.33) (1.06) (0.29) (0.42) (0.71) 11.19
2021 11.80 0.48 1.27 1.75 (0.50) (0.09) (0.59) 12.96
2020 11.42 0.28 0.45 0.73 (0.28) (0.07) (0.35) 11.80
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) (0.23) 11.42
2018 10.96 0.26 (0.31) (0.05) (0.22) (0.04) (0.26) 10.65
2017 10.06 0.16 0.94 1.10 (0.17) (0.03) (0.20) 10.96
R-6 shares
2022(b) 12.98 0.27 (1.32) (1.05) (0.30) (0.42) (0.72) 11.21
2021 11.82 0.50 1.26 1.76 (0.51) (0.09) (0.60) 12.98
2020 11.44 0.27 0.46 0.73 (0.28) (0.07) (0.35) 11.82
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44
2018 10.98 0.11 (0.17) (0.06) (0.22) (0.04) (0.26) 10.66
2017 10.06 0.06 1.06 1.12 (0.17) (0.03) (0.20) 10.98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(8.69) % (c),(d),(e) $ 80,947 0.21% (f),(g) 0.23% (f),(h) 3.94% (f) 23.6% (f)
15.07 (e) 55,458 0.23 (g) 0.25 (h) 3.10 20.6
6.21 (e) 29,710 0.28 (g) 0.31 (h) 1.84 32.4
9.44 (e) 19,129 0.30 (g) 0.44 (h) 1.67 31.5
(1.48) (c),(e) 7,117 0.30 (f),(g) 1.32 (f),(h) 0.42 (f) 40.9 (f)
(8.63) (c) 20,061 0.05 (f),(j) – 4.47 (f) 23.6 (f)
15.21 22,888 0.05 (j) – 3.85 20.6
6.54 19,501 0.05 (j) – 2.46 32.4
9.63 22,269 0.05 (j) – 2.41 31.5
(0.56) 29,429 0.05 (j) – 2.34 40.9
11.12 31,809 0.05 (j) – 1.50 49.3
(8.59) (c) 50,620 0.02 (f),(j) – 4.53 (f) 23.6 (f)
15.21 58,859 0.02 (j) – 3.98 20.6
6.55 56,576 0.02 (j) – 2.34 32.4
9.73 61,079 0.02 (j) – 1.32 31.5
(0.65) 14,245 0.02 (j) – 1.04 40.9
11.32 1,925 0.02 (j) – 0.60 49.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(j) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2022(b) $ 13.47 $ 0.27 ( $ 1.43) ( $ 1.16) ( $ 0.30) ( $ 0.46) ( $ 0.76) $ 11.55
2021 11.92 0.37 1.76 2.13 (0.47) (0.11) (0.58) 13.47
2020 11.54 0.20 0.53 0.73 (0.26) (0.09) (0.35) 11.92
2019 10.85 0.16 0.87 1.03 (0.18) (0.16) (0.34) 11.54
2018(h) 11.04 0.02 (0.21) (0.19) – – – 10.85
Institutional shares
2022(b) 13.54 0.29 (1.45) (1.16) (0.31) (0.46) (0.77) 11.61
2021 11.97 0.45 1.71 2.16 (0.48) (0.11) (0.59) 13.54
2020 11.59 0.33 0.41 0.74 (0.27) (0.09) (0.36) 11.97
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
2018 11.21 0.28 (0.33) (0.05) (0.23) (0.05) (0.28) 10.88
2017 10.11 0.16 1.15 1.31 (0.18) (0.03) (0.21) 11.21
R-6 shares
2022(b) 13.54 0.29 (1.45) (1.16) (0.31) (0.46) (0.77) 11.61
2021 11.97 0.49 1.68 2.17 (0.49) (0.11) (0.60) 13.54
2020 11.59 0.26 0.49 0.75 (0.28) (0.09) (0.37) 11.97
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59
2018 11.22 0.10 (0.15) ( 0 .05) (0.24) (0.05) (0.29) 10.88
2017 10.11 0.05 1.27 1.32 (0.18) (0.03) (0.21) 11.22

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.12) % (c),(d) $ 200,172 0.18% (e),(f) 0.20% (e),(g) 4.28% (e) 26.9% (e)
18.31 (d) 184,994 0.19 (f) 0.21 (g) 2.87 16.2
6.38 (d) 87,239 0.20 (f) 0.23 (g) 1.71 26.7
9.89 (d) 44,553 0.28 (f) 0.31 (g) 1.42 21.4
(1.72) (c),(d) 12,536 0.30 (e),(f) 1.07 (e),(g) 0 .27 (e) 33.7
(9.07) (c) 50,162 0.05 (e),(i) – 4.58 (e) 26.9 (e)
18.50 58,554 0.05 (i) – 3.44 16.2
6.50 49,188 0.05 (i) – 2.83 26.7
10.11 81,108 0.05 (i) – 2.34 21.4
(0.50) 94,427 0.05 (i) – 2.45 33.7
13.24 113,534 0.05 (i) – 1.49 20.6
(9.04) (c) 201,497 0.02 (e),(i) – 4.66 (e) 26.9 (e)
18.54 233,947 0.02 (i) – 3.78 16.2
6.53 212,655 0.02 (i) – 2.28 26.7
10.16 205,364 0.02 (i) – 1.04 21.4
(0.57) 35,759 0.02 (i) – 0.94 33.7
13.34 7,123 0.02 (i) – 0.46 20.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2022(b) $ 14.27 $ 0.29 ( $ 1.60) ( $ 1.31) ( $ 0.32) ( $ 0.39) ( $ 0.71) $ 12.25
2021 12.20 0.37 2.25 2.62 (0.46) (0.09) (0.55) 14.27
2020 11.84 0.20 0.55 0.75 (0.26) (0.13) (0.39) 12.20
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
2018(h) 11.33 0.01 (0.24) (0.23) – – – 11.10
Institutional shares
2022(b) 14.33 0.31 (1.62) (1.31) (0.33) (0.39) (0.72) 12.30
2021 12.24 0.45 2.20 2.65 (0.47) (0.09) (0.56) 14.33
2020 11.88 0.28 0.48 0.76 (0.27) (0.13) (0.40) 12.24
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
2018 11.44 0.26 (0.31) (0.05) (0.24) (0.03) (0.27) 11.12
2017 10.12 0.12 1.40 1.52 (0.18) (0.02) (0.20) 11.44
R-6 shares
2022(b) 14.34 0.32 (1.63) (1.31) (0.33) (0.39) (0.72) 12.31
2021 12.25 0.47 2.19 2.66 (0.48) (0.09) (0.57) 14.34
2020 11.89 0.25 0.51 0.76 (0.27) (0.13) (0.40) 12.25
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89
2018 11.45 0.13 (0.18) (0.05) (0.24) (0.03) (0.27) 11.13
2017 10.13 0.04 1.48 1.52 (0.18) (0.02) (0.20) 11.45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.66) % (c),(d) $ 243,097 0.18% (e),(f) 0.20% (e),(g) 4.39% (e) 19.8% (e)
21.94 (d) 207,361 0.19 (f) 0.21 (g) 2.69 14.2
6.36 (d) 95,483 0.20 (f) 0.23 (g) 1.70 18.6
10.24 (d) 48,991 0.28 (f) 0.31 (g) 1.42 22.5
(2.03) (c),(d) 13,840 0.30 (e),(f) 0.84 (e),(g) 0.09 (e) 23.3
(9.61) (c) 70,043 0.05 (e),(i) – 4.66 (e) 19.8 (e)
22.14 75,042 0.05 (i) – 3.27 14.2
6.46 58,524 0.05 (i) – 2.38 18.6
10.48 63,839 0.05 (i) – 2.17 22.5
(0.53) 75,318 0.05 (i) – 2.25 23.3
15.19 77,660 0.05 (i) – 1.10 18.3
(9.57) (c) 187,547 0.02 (e),(i) – 4.74 (e) 19.8 (e)
22.16 206,615 0.02 (i) – 3.42 14.2
6.49 161,907 0.02 (i) – 2.11 18.6
10.52 129,870 0.02 (i) – 1.13 22.5
(0.53) 35,044 0.02 (i) – 1.13 23.3
15.17 11,946 0.02 (i) – 0.33 18.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2022(b) $ 14.78 $ 0.30 ( $ 1.79) ( $ 1.49) ( $ 0.32) ( $ 0.44) ( $ 0.76) $ 12.53
2021 12.32 0.37 2.67 3.04 (0.45) (0.13) (0.58) 14.78
2020 11.99 0.19 0.57 0.76 (0.25) (0.18) (0.43) 12.32
2019 11.25 0.14 0.99 1.13 (0.21) (0.18) (0.39) 11.99
2018(h) 11.53 – (0.28) (0.28) – – – 11.25
Institutional shares
2022(b) 14.86 0.32 (1.80) (1.48) (0.34) (0.44) (0.78) 12.60
2021 12.38 0.41 2.66 3.07 (0.46) (0.13) (0.59) 14.86
2020 12.04 0.35 0.44 0.79 (0.27) (0.18) (0.45) 12.38
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) (0.39) 12.04
2018 11.62 0.27 (0.33) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.15 1.54 1.69 (0.19) (0.04) (0.23) 11.62
R-6 shares
2022(b) 14.86 0.32 (1.81) (1.49) (0.34) (0.44) (0.78) 12.59
2021 12.37 0.45 2.63 3.08 (0.46) (0.13) (0.59) 14.86
2020 12.03 0.26 0.53 0.79 (0.27) (0.18) (0.45) 12.37
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03
2018 11.62 0.09 (0.15) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.03 1.66 1.69 (0.19) (0.04) (0.23) 11.62

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(10.62) % (c),(d) $ 197,565 0.19% (e),(f) 0.21% (e),(g) 4.33% (e) 23.9% (e)
25.23 (d) 177,896 0.20 (f) 0.22 (g) 2.61 14.9
6.42 (d) 78,987 0.22 (f) 0.25 (g) 1.60 26.7
10.56 (d) 40,498 0.30 (f) 0.37 (g) 1.25 16.3
(2.43) (c),(d) 11,583 0.30 (e),(f) 1.09 (e),(g) (0.04) (e) 25.9
(10.55) (c) 83,966 0.05 (e),(i) – 4.67 (e) 23.9 (e)
25.38 92,984 0.05 (i) – 2.93 14.9
6.64 60,462 0.05 (i) – 2.92 26.7
10.88 93,111 0.05 (i) – 2.14 16.3
(0.56) 93,545 0.05 (i) – 2.31 25.9
16.98 105,598 0.05 (i) – 1.38 20.5
(10.59) (c) 239,038 0.02 (e),(i) – 4.68 (e) 23.9 (e)
25.52 261,855 0.02 (i) – 3.23 14.9
6.67 194,059 0.02 (i) – 2.15 26.7
10.83 161,196 0.02 (i) – 1.15 16.3
(0.55) 53,746 0.02 (i) – 0.79 25.9
16.98 11,772 0.02 (i) – 0.24 20.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2022(b) $ 15.50 $ 0.33 ( $ 1.95) ( $ 1.62) ( $ 0.34) ( $ 0.39) ( $ 0.73) $ 13.15
2021 12.56 0.33 3.14 3.47 (0.42) (0.11) (0.53) 15.50
2020 12.28 0.18 0.55 0.73 (0.26) (0.19) (0.45) 12.56
2019 11.49 0.14 1.07 1.21 (0.21) (0.21) (0.42) 12.28
2018(h) 11.78 – (0.29) (0.29) – – – 11.49
Institutional shares
2022(b) 15.59 0.34 (1.96) (1.62) (0.36) (0.39) (0.75) 13.22
2021 12.62 0.40 3.12 3.52 (0.44) (0.11) (0.55) 15.59
2020 12.33 0.28 0.47 0.75 (0.27) (0.19) (0.46) 12.62
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) (0.42) 12.33
2018 11.83 0.27 (0.32) (0.05) (0.23) (0.04) (0.27) 11.51
2017 10.18 0.12 1.74 1.86 (0.18) (0.03) (0.21) 11.83
R-6 shares
2022(b) 15.61 0.35 (1.97) (1.62) (0.36) (0.39) (0.75) 13.24
2021 12.64 0.42 3.10 3.52 (0.44) (0.11) (0.55) 15.61
2020 12.35 0.25 0.51 0.76 (0.28) (0.19) (0.47) 12.64
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35
2018 11.84 0.14 (0.18) (0.04) (0.23) (0.04) (0.27) 11.53
2017 10.18 0.02 1.85 1.87 (0.18) (0.03) (0.21) 11.84

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(10.95) % (c),(d) $ 151,848 0.20% (e),(f) 0.22% (e),(g) 4.52% (e) 17.3% (e)
28.22 (d) 143,236 0.21 (f) 0.24 (g) 2.22 10.6
5.94 (d) 60,829 0.24 (f) 0.27 (g) 1.51 14.3
11.12 (d) 29,770 0.30 (f) 0.40 (g) 1.16 17.4
(2.46) (c),(d) 8,266 0.30 (e),(f) 1.65 (e),(g) 0.00 (e) 13.7
(10.92) (c) 76,405 0.05 (e),(i) – 4.66 (e) 17.3 (e)
28.46 79,002 0.05 (i) – 2.75 10.6
6.15 54,018 0.05 (i) – 2.31 14.3
11.42 54,756 0.05 (i) – 1.90 17.4
(0.45) 54,606 0.05 (i) – 2.22 13.7
18.52 56,993 0.05 (i) – 1.05 21.7
(10.88) (c) 166,328 0.02 (e),(i) – 4.76 (e) 17.3 (e)
28.45 180,539 0.02 (i) – 2.84 10.6
6.17 124,836 0.02 (i) – 2.05 14.3
11.45 94,420 0.02 (i) – 1.17 17.4
(0.36) 33,325 0.02 (i) – 1.12 13.7
18.62 12,166 0.02 (i) – 0.17 21.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2022(b) $ 15.84 $ 0.33 ( $ 2.05) ( $ 1.72) ( $ 0.35) ( $ 0.40) ( $ 0.75) $ 13.37
2021 12.58 0.30 3.48 3.78 (0.38) (0.14) (0.52) 15.84
2020 12.34 0.19 0.51 0.70 (0.25) (0.21) (0.46) 12.58
2019 11.59 0.11 1.10 1.21 (0.21) (0.25) (0.46) 12.34
2018(h) 11.91 – (0.32) (0.32) – – – 11.59
Institutional shares
2022(b) 15.93 0.36 (2.07) (1.71) (0.37) (0.40) (0.77) 13.45
2021 12.64 0.36 3.47 3.83 (0.40) (0.14) (0.54) 15.93
2020 12.40 0.34 0.38 0.72 (0.27) (0.21) (0.48) 12.64
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) (0.47) 12.40
2018 11.94 0.27 (0.31) (0.04) (0.23) (0.05) (0.28) 11.62
2017 10.20 0.14 1.84 1.98 (0.18) (0.06) (0.24) 11.94
R-6 shares
2022(b) 15.96 0.36 (2.08) (1.72) (0.37) (0.40) (0.77) 13.47
2021 12.66 0.38 3.46 3.84 (0.40) (0.14) (0.54) 15.96
2020 12.41 0.25 0.48 0.73 (0.27) (0.21) (0.48) 12.66
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41
2018 11.96 0.15 (0.20) (0.05) (0.23) (0.05) (0.28) 11.63
2017 10.20 0.02 1.98 2.00 (0.18) (0.06) (0.24) 11.96

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.36) % (c),(d) $ 128,923 0.20% (e),(f) 0.22% (e),(g) 4.54% (e) 20.1% (e)
30.64 (d) 115,496 0.22 (f) 0.24 (g) 1.98 12.9
5.74 (d) 49,746 0.26 (f) 0.29 (g) 1.60 22.5
11.18 (d) 26,552 0.30 (f) 0.42 (g) 0.94 14.9
(2.69) (c),(d) 6,882 0.30 (e),(f) 1.71 (e),(g) (0.03) (e) 15.1
(11.26) (c) 62,782 0.05 (e),(i) – 4.80 (e) 20.1 (e)
30.90 68,006 0.05 (i) – 2.42 12.9
5.86 44,657 0.05 (i) – 2.75 22.5
11.49 65,024 0.05 (i) – 1.96 14.9
(0.38) 65,042 0.05 (i) – 2.18 15.1
19.80 66,565 0.05 (i) – 1.22 21.0
(11.28) (c) 180,492 0.02 (e),(i) – 4.80 (e) 20.1 (e)
30.97 194,948 0.02 (i) – 2.56 12.9
5.97 137,469 0.02 (i) – 2.08 22.5
11.52 112,973 0.02 (i) – 1.04 14.9
(0.46) 36,294 0.02 (i) – 1.19 15.1
19.99 15,856 0.02 (i) – 0.15 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2022(b) $ 16.35 $ 0.34 ( $ 2.14) ( $ 1.80) ( $ 0.37) ( $ 0.37) ( $ 0.74) $ 13.81
2021 12.71 0.28 3.83 4.11 (0.35) (0.12) (0.47) 16.35
2020 12.46 0.18 0.52 0.70 (0.25) (0.20) (0.45) 12.71
2019 11.72 0.10 1.12 1.22 (0.21) (0.27) (0.48) 12.46
2018(h) 12.05 (0.01) (0.32) (0.33) – – – 11.72
Institutional shares
2022(b) 16.44 0.36 (2.16) (1.80) (0.39) (0.37) (0.76) 13.88
2021 12.77 0.34 3.82 4.16 (0.37) (0.12) (0.49) 16.44
2020 12.51 0.28 0.45 0.73 (0.27) (0.20) (0.47) 12.77
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
2018 12.05 0.25 (0.29) (0.04) (0.23) (0.04) (0.27) 11.74
2017 10.18 0.10 1.98 2.08 (0.18) (0.03) (0.21) 12.05
R-6 shares
2022(b) 16.46 0.37 (2.17) (1.80) (0.39) (0.37) (0.76) 13.90
2021 12.79 0.35 3.81 4.16 (0.37) (0.12) (0.49) 16.46
2020 12.53 0.24 0.49 0.73 (0.27) (0.20) (0.47) 12.79
2019 11.75 0.11 1.16 1.27 (0.22) (0.27) (0.49) 12.53
2018 12.06 0.12 (0.16) (0.04) (0.23) (0.04) (0.27) 11.75
2017 10.18 0.01 2.08 2.09 (0.18) (0.03) (0.21) 12.06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.56) % (c),(d) $ 77,188 0.23% (e),(f) 0.25% (e),(g) 4.49% (e) 24.9% (e)
32.92 (d) 70,004 0.26 (f) 0.28 (g) 1.81 13.5
5.58 (d) 30,151 0.30 (f) 0.35 (g) 1.46 14.5
11.20 (d) 14,776 0.30 (f) 0.60 (g) 0.84 17.7
(2.74) (c),(d) 3,288 0.30 (e),(f) 3.08 (e),(g) (0.10) (e) 12.0
(11.50) (c) 52,704 0.05 (e),(i) – 4.77 (e) 24.9 (e)
33.20 55,809 0.05 (i) – 2.22 13.5
5.80 36,546 0.05 (i) – 2.30 14.5
11.53 38,651 0.05 (i) – 1.80 17.7
(0.39) 37,700 0.05 (i) – 2.07 12.0
20.74 37,570 0.05 (i) – 0.89 19.8
(11.47) (c) 116,142 0.02 (e),(i) – 4.81 (e) 24.9 (e)
33.18 122,476 0.02 (i) – 2.30 13.5
5.81 82,272 0.02 (i) – 1.95 14.5
11.62 59,532 0.02 (i) – 0.94 17.7
(0.39) 17,071 0.02 (i) – 0.99 12.0
20.84 5,895 0.02 (i) – 0.11 19.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2022(b) $ 16.55 $ 0.34 ( $ 2.19) ( $ 1.85) ( $ 0.36) ( $ 0.36) ( $ 0.72) $ 13.98
2021 12.73 0.26 4.02 4.28 (0.32) (0.14) (0.46) 16.55
2020 12.56 0.17 0.51 0.68 (0.25) (0.26) (0.51) 12.73
2019 11.79 0.11 1 .12 1.23 (0.22) (0.24) (0.46) 12.56
2018(h) 12.12 (0.01) (0.32) (0.33) – – – 11.79
Institutional shares
2022(b) 16.63 0.37 (2.22) (1.85) (0.39) (0.36) (0.75) 14.03
2021 12.77 0.32 4.02 4.34 ( 0 .34) (0.14) (0.48) 16.63
2020 12.59 0.36 0.34 0.70 (0.26) (0.26) (0.52) 12.77
2019 11.79 0.22 1 .05 1.27 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.24 (0.28) (0.04) (0.23) (0.06) (0.29) 11.79
2017 10.21 0.13 2.04 2.17 (0.19) (0.07) (0.26) 12.12
R-6 shares
2022(b) 16.63 0.38 (2.21) (1.83) (0.40) (0.36) (0.76) 14.04
2021 12.78 0.32 4.01 4.33 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.23 0.49 0.72 (0.27) (0.26) (0.53) 12.78
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.10 (0.13) (0.03) (0.23) (0.06) (0.29) 11.80
2017 10.21 0.01 2.16 2.17 (0.19) (0.07) (0.26) 12.12

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.69) % (c),(d) $ 63,682 0.25% (e),(f) 0.27% (e),(g) 4.46% (e) 27.7% (e)
34.17 (d) 57,162 0.28 (f) 0.30 (g) 1.65 12.1
5.36 (d) 25,905 0.30 (f) 0.40 (g) 1.39 26.5
11.25 (d) 12,754 0.30 (f) 0.69 (g) 0.95 12.6
(2.72) (c),(d) 3,239 0.30 (e),(f) 3.46 (e),(g) (0.12) (e) 12.1 (e)
(11.68) (c) 41,610 0.05 (e),(i) – 4.78 (e) 27.7 (e)
34.60 43,480 0.05 (i) – 2.04 12.1
5.58 28,345 0.05 (i) – 2.87 26.5
11.60 44,432 0.05 (i) – 1.88 12.6
(0.38) 38,809 0.05 (i) – 1.95 12.1
21.60 35,207 0.05 (i) – 1.17 18.3
(11.60) (c) 98,270 0.02 (e),(i) – 4.88 (e) 27.7 (e)
34.53 105,040 0.02 (i) – 2.08 12.1
5.68 64,444 0.02 (i) – 1.91 26.5
11.52 45,364 0.02 (i) – 0.95 12.6
(0.30) 13,369 0.02 (i) – 0.81 12.1
21.60 3,207 0.02 (i) – 0.12 18.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2022(b) $ 16.92 $ 0.35 ( $ 2.25) ( $ 1.90) ( $ 0.37) ( $ 0.31) ( $ 0.68) $ 14.34
2021 12.86 0.21 4.28 4.49 (0.30) (0.13) (0.43) 16.92
2020 12.67 0.17 0.45 0.62 (0.25) (0.18) (0.43) 12.86
2019 11.91 0.09 1 .16 1.25 (0.23) (0.26) (0.49) 12.67
2018(h) 12.27 (0.01) (0.35) (0.36) – – – 11.91
Institutional shares
2022(b) 17.01 0.38 (2.26) (1.88) (0.40) (0.31) (0.71) 14.42
2021 12.92 0.28 4.27 4.55 ( 0 .33) (0.13) (0.46) 17.01
2020 12.71 0.29 0.37 0.66 (0.27) (0.18) (0.45) 12.92
2019 11.93 0.20 1 .08 1.28 (0.24) (0.26) (0.50) 12.71
2018 12.23 0.24 (0.27) (0.03) (0.23) (0.04) (0.27) 11.93
2017 10.22 0.09 2.12 2.21 (0.18) (0.02) (0.20) 12.23
R-6 shares
2022(b) 17.04 0.38 (2.27) (1.89) (0.40) (0.31) (0.71) 14.44
2021 12.94 0.30 4.26 4.56 (0.33) (0.13) (0.46) 17.04
2020 12.72 0.22 0.45 0.67 (0.27) (0.18) (0.45) 12.94
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72
2018 12.24 0.09 (0.12) (0.03) (0.23) (0.04) (0.27) 11.94
2017 10.23 0.02 2.19 2.21 (0.18) (0.02) (0.20) 12.24

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.72) % (c),(d) $ 28,230 0.30% (e),(f) 0.36% (e),(g) 4.41% (e) 22.2% (e)
35.47 (d) 24,427 0.30 (f) 0.44 (g) 1.30 9.1
4.91 (d) 9,235 0.30 (f) 0.73 (g) 1.34 14.2
11.29 (d) 4,097 0.30 (f) 1.63 (g) 0.74 22.3
(2.93) (c),(d) 1,178 0.30 (e),(f) 10.17 (e),(g) (0.12) (e) 13.8
(11.57) (c) 24,370 0.05 (e),(i) – 4.76 (e) 22.2 (e)
35.76 25,049 0.05 (i) – 1.74 9.1
5.19 13,916 0.05 (i) – 2.30 14.2
11.53 14,697 0.05 (i) – 1.68 22.3
(0.30) 13,086 0.05 (i) – 1.89 13.8
22.04 10,715 0.05 (i) – 0.83 19.3
(11.59) (c) 49,375 0.02 (e),(i) – 4.82 (e) 22.2 (e)
35.79 50,453 0.02 (i) – 1.92 9.1
5.26 28,721 0.02 (i) – 1.78 14.2
11.52 17,525 0.02 (i) – 0.77 22.3
(0.30) 3,741 0.02 (i) – 0.68 13.8
22.02 686 0.02 (i) – 0.18 19.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2022(b) $ 17.18 $ 0.34 ( $ 2.28) ( $ 1.94) ( $ 0.38) ( $ 0.25) ( $ 0.63) $ 14.61
2021 12.97 0.19 4.44 4.63 (0.30) (0.12) (0.42) 17.18
2020 12.81 0.14 0.49 0.63 (0.26) (0.21) (0.47) 12.97
2019 11.91 0.11 1 .17 1.28 (0.24) (0.14) (0.38) 12.81
2018(h) 12.28 (0.01) (0.36) (0.37) – – – 11.91
Institutional shares
2022(b) 17.33 0.38 (2.30) (1.92) (0.41) (0.25) (0.66) 14.75
2021 13.07 0.24 4.45 4.69 (0.31) (0.12) (0.43) 17.33
2020 12.87 0.30 0.38 0.68 (0.27) (0.21) (0.48) 13.07
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) (0.38) 12.87
2018 12.26 0.21 (0.24) (0.03) (0.23) (0.06) (0.29) 11.94
2017 10 .22 0.10 2.16 2.26 (0.18) (0.04) (0.22) 12.26
R-6 shares
2022(b) 17.37 0.39 (2.31) (1.92) (0.41) (0.25) (0.66) 14.79
2021 13.09 0.28 4.43 4.71 (0.31) (0.12) (0.43) 17.37
2020 12.89 0.22 0.46 0.68 (0.27) (0.21) (0.48) 13.09
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89
2018 12.28 0.04 (0.08) (0.04) (0.23) (0.06) (0.29) 11.95
2017 10.23 0.08 2.19 2.27 (0.18) (0.04) (0.22) 12.28

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.74) % (c),(d) $ 12,202 0.30% (e),(f) 0.57% (e),(g) 4.30% (e) 23.4% (e)
36.20 (d) 9,593 0.30 (f) 0.82 (g) 1.16 12.9
4.97 (d) 3,203 0.30 (f) 1.72 (g) 1.15 31.4
11.30 (d) 1,426 0.30 (f) 3.92 (g) 0.92 15.9
(3.01) (c),(d) 442 0.30 (e),(f) 19.65 (e),(g) (0 .13) (e) 22.7
(11.56) (c) 9,470 0.05 (e),(i) – 4.71 (e) 23.4 (e)
36.46 9,423 0.05 (i) – 1.48 12.9
5.30 4,268 0.05 (i) – 2.39 31.4
11.53 5,085 0.05 (i) – 1.53 15.9
(0.31) 3,282 0.05 (i) – 1.71 22.7
22.59 1,834 0.05 (i) – 0.86 50.3
(11.53) (c) 20,488 0.02 (e),(i) – 4.80 (e) 23.4 (e)
36.56 19,773 0.02 (i) – 1.70 12.9
5.29 9,905 0.02 (i) – 1.71 31.4
11.61 5,924 0.02 (i) – 0.93 15.9
(0.39) 1,680 0.02 (i) – 0.30 22.7
22.67 56 0.02 (i) – 0.69 50.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2022(b) $ 15.22 $ 0.33 ( $ 2.07) ( $ 1.74) ( $ 0.34) $ – $ – ( $ 0.34) $ 13.14
2021 11.36 0.17 3.95 4.12 (0.25) – (0.01) (0.26) 15.22
2020 10.98 0.15 0.42 0.57 (0.19) – – (0.19) 11.36
2019 10.20 0.15 0.96 1.11 (0.27) (0.06) – (0.33) 10.98
2018(h) 10.52 (0.01) (0.31) (0.32) – – – – 10.20
Institutional shares
2022(b) 15.38 0.30 (2.03) (1.73) (0.35) – – (0.35) 13.30
2021 11.45 0.19 4.00 4.19 (0.25) – (0.01) (0.26) 15.38
2020 11.03 0.18 0.43 0.61 (0.19) – – (0.19) 11.45
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) – (0.33) 11.03
2018 10.44 0.06 (0.08) (0.02) (0.20) – – (0.20) 10.22
2017(j) 10.00 – 0.44 0.44 – – – – 10.44
R-6 shares
2022(b) 15.39 0.34 (2.08) (1.74) ( 0 .35) – – (0.35) 13.30
2021 11.45 0.27 3.93 4.20 (0.25) – (0.01) (0.26) 15.39
2020 11.03 0.17 0.44 0.61 (0.19) – – (0.19) 11.45
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) – (0.33) 11.03
2018 10.44 0.02 (0.04) (0.02) (0.20) – – (0.20) 10.22
2017(j) 10.00 – 0.44 0.44 – – – – 10.44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.73) % (c),(d) $ 5,683 0.30% (e),(f) 0.84% (e),(g) 4.60% (e) 42.9% (e)
36.67 (d) 5,381 0.30 (f) 1.24 (g) 1.19 31.3
5.18 (d) 1,550 0.30 (f) 3.26 (g) 1.34 65.7
11.42 (d) 625 0.30 (f) 7.73 (g) 1.44 143.3
(3.04) (c),(d) 397 0.30 (e),(f) 16.07 (e),(g) (0.12) (e) 14.2
(11.56) (c) 1,486 0.05 (e),(i) – 4.09 (e) 42.9 (e)
37.00 1,312 0.05 (i) – 1.29 31.3
5.52 360 0.05 (i) – 1.59 65.7
11.70 264 0.05 (i) – 1.19 143.3
(0.28) 86 0.05 (i) – 0.56 14.2
4.40 (c) 10 0.05 (e),(i) – 0.09 (e) 0.0 (e)
(11.62) (c) 4,164 0.02 (e),(i) – 4.68 (e) 42.9 (e)
37.09 3,340 0.02 (i) – 1.91 31.3
5.52 1,013 0.02 (i) – 1.56 65.7
11.83 (k) 434 0.02 (i) – 0.13 143.3
(0.28) 3,948 0.02 (i) – 0.17 14.2
4.40 (c) 10 0.02 (e),(i) – 0.13 (e) 0.0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(k) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2022(b) $ 11.69 $ 0.22 ( $ 1.18) ( $ 0.96) ( $ 0.25) ( $ 0.35) ( $ 0.60) $ 10.13
2021 11.18 0.39 0.66 1.05 (0.50) (0.04) (0.54) 11.69
2020 10.84 0.19 0.45 0.64 (0.26) (0.04) (0.30) 11.18
2019 10.16 0.22 0 .66 0.88 (0.16) (0.04) (0.20) 10.84
2018(h) 10.26 0.05 (0.15) (0.10) – – – 10.16
Institutional shares
2022(b) 11.74 0.24 (1.18) (0.94) (0.28) (0.35) (0.63) 10.17
2021 11.23 0.43 0.63 1.06 (0.51) (0.04) (0.55) 11.74
2020 10.88 0.27 0.40 0.67 (0.28) (0.04) (0.32) 11.23
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
2018 10.51 0.28 (0.37) (0.09) (0.24) (0.01) (0.25) 10.17
2017 10 .04 0.17 0.44 0.61 (0.13) (0.01) (0.14) 10.51
R-6 shares
2022(b) 11.76 0.24 (1.18) (0.94) (0.28) (0.35) (0.63) 10.19
2021 11.24 0.52 0.56 1.08 (0.52) (0.04) (0.56) 11.76
2020 10.89 0.26 0.41 0.67 (0.28) (0.04) (0.32) 11.24
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89
2018 10.52 0.15 (0.24) (0.09) (0.24) (0.01) (0.25) 10.18
2017 10.05 0.09 0.52 0.61 (0.13) (0.01) (0.14) 10.52

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(8.62) % (c),(d) $ 38,697 0.26% (e),(f) 0.28% (e),(g) 4.11% (e) 41.1% (e)
9.56 (d) 33,456 0.28 (f) 0.30 (g) 3.38 20.6
6.01 (d) 18,439 0.30 (f) 0.43 (g) 1.72 34.6
8.82 (d) 8,310 0.30 (f) 0.72 (g) 2.07 24.1
(0.97) (c),(d) 3,029 0.30 (e),(f) 2.97 (e),(g) 0.72 (e) 58.8
(8.51) (c) 15,652 0.05 (e),(i) – 4.38 (e) 41.1 (e)
9.69 17,255 0.05 (i) – 3.74 20.6
6.27 12,454 0.05 (i) – 2.45 34.6
9.20 13,554 0.05 (i) – 2.67 24.1
(0.88) 14,431 0.05 (i) – 2.73 58.8
6.15 21,814 0.05 (i) – 1.70 40.7
(8.47) (c) 31,983 0.02 (e),(i) – 4.38 (e) 41.1 (e)
9.78 34,760 0.02 (i) – 4.48 20.6
6.27 33,148 0.02 (i) – 2.42 34.6
9.19 34,983 0.02 (i) – 1.62 24.1
(0.88) 8,750 0.02 (i) – 1.40 58.8
6.15 2,255 0.02 (i) – 0.86 40.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2022(b) $ 13.24 $ 0.23 ( $ 1.38) ( $ 1.15) ( $ 0.31) ( $ 0.60) ( $ 0.91) $ 11.18
2021 12.51 0.22 0.95 1.17 (0.22) (0.22) ( 0 .44) 13.24
2020 12.43 0.25 0.43 0.68 (0.27) (0.33) (0.60) 12.51
2019 12.19 0.32 0.72 1.04 (0.30) (0.50) (0.80) 12.43
2018 12.87 0.30 (0.45) (0.15) (0.30) (0.23) (0.53) 12.19
2017 12.29 0.22 0.61 0.83 (0.20) (0.05) (0.25) 12.87
Class J shares
2022(b) 13.04 0.23 (1.36) (1.13) (0.32) (0.60) (0.92) 10.99
2021 12.33 0.23 0.94 1.17 (0.24) (0.22) (0.46) 13.04
2020 12.26 0.26 0.43 0.69 ( 0 .29) (0.33) (0.62) 12.33
2019 12.03 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.26
2018 12 .73 0.32 (0.46) (0.14) (0.33) (0.23) (0.56) 12.03
2017 12.15 0.24 0.61 0.85 (0.22) (0.05) (0.27) 12.73
Institutional shares
2022(b) 13.13 0.25 (1.37) (1.12) (0.35) (0.60) (0.95) 11.06
2021 12.41 0.26 0.94 1.20 (0.26) (0.22) (0.48) 13.13
2020 12.34 0.28 0.44 0.72 (0.32) (0.33) (0.65) 12.41
2019 12.11 0.36 0 .72 1.08 (0.35) (0.50) (0.85) 12.34
2018 12.80 0.35 (0.46) (0.11) (0.35) (0.23) (0.58) 12.11
2017 12.22 0.27 0.61 0.88 (0.25) (0.05) (0.30) 12.80
R-1 shares
2022(b) 13.11 0.20 (1.38) (1.18) (0.22) (0.60) (0.82) 11.11
2021 12.40 0.16 0.92 1.08 (0.15) (0.22) (0.37) 13.11
2020 12.32 0.19 0.43 0.62 (0.21) (0.33) (0.54) 12.40
2019 12.08 0.25 0.73 0.98 (0.24) (0.50) (0.74) 12.32
2018 12.77 0.23 (0.45) (0.22) (0.24) (0.23) ( 0 .47) 12.08
2017 12.18 0.17 0.60 0.77 (0.13) (0.05) (0.18) 12.77
R-3 shares
2022(b) 12.99 0.21 (1.36) ( 1 .15) (0.27) (0.60) (0.87) 10.97
2021 12.27 0.19 0.94 1.13 (0.19) (0.22) (0.41) 12.99
2020 12.20 0.22 0.42 0.64 (0.24) (0.33) (0.57) 12.27
2019 11.97 0.30 0.71 1.01 (0.28) (0.50) (0.78) 12.20
2018 12.66 0.28 (0.46) (0.18) (0.28) (0.23) (0.51) 11.97
2017 12.09 0.20 0.60 0.80 (0.18) (0.05) (0.23) 12.66
R-4 shares
2022(b) 13.03 0.23 (1.37) (1.14) (0.30) (0.60) (0.90) 10.99
2021 12.32 0.21 0.94 1.15 (0.22) (0.22) (0.44) 13.03
2020 12.24 0.24 0.43 0.67 (0.26) (0.33) (0.59) 12.32
2019 12.00 0.31 0.73 1.04 (0.30) (0.50) (0.80) 12.24
2018 12.69 0.31 (0.47) (0.16) (0.30) (0.23) (0.53) 12.00
2017 12.12 0.23 0.60 0 .83 (0.21) (0.05) (0.26) 12.69
R-5 shares
2022(b) 13.12 0.24 (1.39) (1.15) (0.31) (0.60) (0.91) 11.06
2021 12.39 0.24 0.94 1.18 (0.23) (0.22) (0.45) 13.12
2020 12.32 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.39
2019 12.09 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.32
2018 12.77 0.32 (0.45) (0.13) (0.32) (0.23) (0.55) 12.09
2017 12.20 0.25 0.59 0.84 (0.22) (0.05) (0.27) 12.77

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.30) % (c),(d) $ 18,466 0.38% (e),(f) – % 3.77% (e) 46.9% (e)
9.45 (d) 19,902 0.38 (f) – 1.66 35.0
5.70 (d) 16,214 0.38 (f) – 2.01 31.0
9.31 (d) 16,283 0.38 (f) – 2.63 44.8
(1.23) (d) 16,585 0.38 (f) – 2.36 22.7
6.86 (d) 21,016 0.38 (f) – 1.80 18.6
(9.24) (c),(d) 65,923 0.22 (e),(g) 0.24 (e),(h) 3.91 (e) 46.9 (e)
9.61 (d) 71,811 0.22 (g) 0.24 (h) 1.84 35.0
5.87 (d) 65,404 0.22 (g) 0.25 (h) 2.18 31.0
9.52 (d) 67,084 0.24 (g) 0.27 (h) 2.75 44.8
(1.17) (d) 67,011 0.22 (g) 0.25 (h) 2.56 22.7
7.17 (d) 78,254 0.20 (g) 0.23 (h) 1.97 18.6
(9.16) (c) 280,680 0.02 (e) – 4.13 (e) 46.9 (e)
9.83 337,718 0.02 – 2.04 35.0
6.06 313,363 0.02 – 2.35 31.0
9.71 288,470 0.03 – 3.00 44.8
(0.88) 300,145 0.02 – 2.85 22.7
7.37 409,643 0.00 – 2.21 18.6
(9.55) (c) 1,803 0 .89 (e) – 3.25 (e) 46.9 (e)
8.82 2,173 0.89 – 1.22 35.0
5.22 2,298 0.89 – 1.55 31.0
8.74 2,935 0.89 – 2.12 44.8
(1.77) 3,303 0.89 – 1.86 22.7
6.38 3,589 0.87 – 1.35 18.6
(9.41) (c) 9,084 0.58 (e) – 3.59 (e) 46.9 (e)
9.31 10,552 0.58 – 1.51 35.0
5.45 11,439 0.58 – 1.86 31.0
9.13 13,611 0.58 – 2.59 44.8
(1.49) 18,843 0.58 – 2.24 22.7
6.74 23,715 0.56 – 1.63 18.6
(9.35) (c) 3,961 0.39 (e) – 3.85 (e) 46.9 (e)
9.41 5,143 0.39 – 1.67 35.0
5.69 5,101 0.39 – 2.03 31.0
9.40 5,513 0.39 – 2.60 44.8
(1.31) 7,847 0.39 – 2.49 22.7
6.95 11,087 0.37 – 1.87 18.6
(9.33) (c) 11,470 0.27 (e) – 3.95 (e) 46.9 (e)
9.64 13,279 0.27 – 1.84 35.0
5.79 16,430 0.27 – 2.14 31.0
9.42 19,181 0.27 – 2.75 44.8
(1.10) 19,665 0.27 – 2.57 22.7
7.00 25,675 0.25 – 2.02 18.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
Class A shares
2022(b) $ 33.58 $ 0.12 ( $ 0.93) ( $ 0.81) ( $ 0.19) ( $ 0.92) ( $ 1.11) $ 31.66
2021 23.53 0.26 10.41 10.67 (0.30) (0.32) (0.62) 33 .58
2020 28.63 0.33 (4.75) (4.42) (0.52) (0.16) (0.68) 23.53
2019 23.20 0.31 6.02 6.33 (0.33) (0.57) (0.90) 28.63
2018 23.65 0.35 0.11 0.46 (0.45) (0.46) (0.91) 23.20
2017 22.80 0.23 1.46 1.69 (0.24) (0.60) (0.84) 23.65
Class C shares
2022(b) 32.93 (0.01) (0.91) (0.92) (0.07) (0.92) (0.99) 31.02
2021 23.08 0.05 10.20 10.25 (0.08) (0.32) (0.40) 32.93
2020 28.08 0.14 (4.67) (4.53) (0.31) (0.16) (0.47) 23.08
2019 22.77 0.11 5.91 6.02 (0.14) (0.57) (0.71) 28.08
2018 23.23 0.17 0.10 0.27 ( 0 .27) (0.46) (0.73) 22.77
2017 22.42 0.05 1.43 1.48 (0.07) (0.60) (0.67) 23.23
Class J shares
2022(b) 32 .49 0.14 (0.90) (0.76) (0.21) (0.92) (1.13) 30.60
2021 22.79 0.28 10.08 10.36 (0.34) (0.32) (0.66) 32.49
2020 27.76 0.36 (4.62) (4.26) (0.55) (0.16) (0.71) 22.79
2019 22.52 0.33 5.84 6 .17 (0.36) (0.57) (0.93) 27.76
2018 22.99 0.37 0.11 0.48 (0.49) (0.46) (0.95) 22.52
2017 22.19 0.26 1.42 1.68 (0.28) (0.60) (0.88) 22.99
Institutional shares
2022(b) 33.61 0.17 (0.93) (0.76) (0.24) (0.92) (1.16) 31.69
2021 23.55 0.32 10.46 10.78 (0.40) (0.32) (0.72) 33.61
2020 28.66 0.42 (4.77) (4.35) (0.60) (0.16) (0.76) 23.55
2019 23.22 0.39 6.04 6.43 (0.42) (0.57) (0.99) 28.66
2018 23.67 0.43 0.12 0.55 (0.54) (0.46) (1.00) 23.22
2017 22.83 0.32 1.45 1.77 (0.33) (0.60) (0.93) 23.67
R-1 shares
2022(b) 33.15 0.04 (0.92) (0.88) (0.11) (0.92) (1.03) 31.24
2021 23.24 0.11 10.29 10.40 (0.17) ( 0 .32) (0.49) 33.15
2020 28.26 0.23 (4.70) (4.47) (0.39) (0.16) (0.55) 23.24
2019 22.91 0.20 5.95 6.15 (0.23) (0.57) (0.80) 28.26
2018 23.36 0.23 0.12 0.35 (0.34) (0.46) (0.80) 22.91
2017 22.53 0.14 1 .43 1.57 (0.14) (0.60) (0.74) 23.36

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.57) % (c),(d) $ 350,523 1.19% (e) – % 0.72% (e) 13.1% (e)
45.87 (d) 348,715 1.21 – 0.88 31.0
(15.56) (d) 286,896 1.24 – 1.33 35.1
28.09 (d) 370,891 1.26 – 1.20 20.1
1.99 (d) 277,447 1.25 – 1.51 22.7
7.59 (d) 297,516 1.28 – 1.00 24.3
(2.95) (c),(d) 39,100 1.97 (e) – (0.06) (e) 13.1 (e)
44.73 (d),(f) 40,295 1.99 – 0.16 31.0
(16.21) (d),(f) 34,198 2.02 – 0.55 35.1
27.10 (d) 53,250 2.05 – 0.44 20.1
1.19 (d) 47,303 2.03 – 0.73 22.7
6.75 (d) 50,302 2.05 – 0.21 24.3
(2.53) (c),(d),(f) 178,259 1.05 (e),(g) 1.07 (e),(h) 0.86 (e) 13.1 (e)
46 .09 (d),(f) 185,393 1.08 (g) 1.10 (h) 1.00 31.0
(15.45) (d) 134,897 1.10 (g) 1.13 (h) 1.46 35.1
28.24 (d) 181,025 1.14 (g) 1.17 (h) 1.33 20.1
2.12 (d) 150,427 1.12 (g) 1.15 (h) 1.63 22.7
7.76 (d) 171,525 1.10 (g) 1.13 (h) 1.17 24.3
(2.43) (c) 4,006,496 0.87 (e),(i) – 1.05 (e) 13.1 (e)
46.34 3,930,727 0.89 (i) – 1.06 31.0
(15.27) 2,160,526 0.91 (i) – 1.66 35.1
28.54 2,411,326 0.91 (i) – 1.53 20.1
2.35 1,540,537 0.91 (i) – 1.83 22.7
7.96 1,686,314 0.87 (i) – 1.38 24.3
(2.80) (c) 2,785 1.67 (e) – 0.24 (e) 13.1 (e)
45.20 2,955 1.68 – 0.37 31.0
(15.94) 2,141 1.68 – 0.90 35.1
27.54 4,368 1.69 – 0.79 20.1
1.53 3,823 1.69 – 1.01 22.7
7.13 5,656 1.69 – 0.61 24.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
R-3 shares
2022(b) $ 32.66 $ 0.09 ( $ 0.91) ( $ 0.82) ( $ 0.16) ( $ 0.92) ( $ 1.08) $ 30.76
2021 22.91 0.17 10.17 10.34 (0.27) (0.32) (0.59) 32.66
2020 27.89 0.29 (4.63) (4.34) (0.48) (0.16) (0.64) 22.91
2019 22.62 0.28 5.87 6.15 (0.31) (0.57) (0.88) 27.89
2018 23.08 0.31 0.11 0.42 (0.42) (0.46) (0.88) 22.62
2017 22.28 0.20 1.42 1.62 (0.22) (0.60) (0.82) 23.08
R-4 shares
2022(b) 32.26 0.12 (0.89) (0.77) (0.20) (0.92) (1.12) 30.37
2021 22.63 0.27 10.00 10.27 (0.32) (0.32) (0.64) 32.26
2020 27.57 0.34 (4.59) (4.25) (0.53) (0.16) (0.69) 22.63
2019 22.37 0.32 5.80 6.12 (0.35) (0.57) (0.92) 27.57
2018 22.84 0.34 0.12 0.46 (0.47) (0.46) (0.93) 22.37
2017 22.06 0.24 1.40 1.64 (0.26) (0.60) (0.86) 22.84
R-5 shares
2022(b) 32.34 0.14 (0.90) (0.76) (0.21) (0.92) (1.13) 30.45
2021 22.68 0.29 10.04 10 .33 (0.35) (0.32) (0.67) 32.34
2020 27.63 0.37 (4.59) (4.22) (0.57) (0.16) (0.73) 22.68
2019 22.42 0.36 5.80 6.16 (0.38) (0.57) (0.95) 27.63
2018 22.89 0.38 0.11 0.49 (0.50) (0.46) (0.96) 22.42
2017 22.10 0 .27 1.41 1.68 (0.29) (0.60) (0.89) 22.89
R-6 shares
2022(b) 33.60 0.18 (0.93) (0.75) (0.25) (0.92) (1.17) 31.68
2021 23.55 0.40 10.39 10.79 (0.42) (0.32) (0.74) 33.60
2020 28.66 0.44 (4.76) (4.32) (0.63) (0.16) (0.79) 23.55
2019 23.22 0.42 6.04 6.46 (0.45) (0.57) (1.02) 28.66
2018 23.67 0.47 0.09 0.56 (0.55) (0.46) (1.01) 23.22
2017(g) 22.20 0.31 2.09 2.40 (0.33) (0.60) (0.93) 23.67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(2.66) % (c) $ 43,974 1.36% (d) 0.55% (d) 13.1% (d)
45.63 46,314 1.37 0.59 31.0
(15.66) 28,733 1.37 1.19 35.1
27.96 43,588 1.38 1.11 20.1
1.86 36,751 1.38 1.36 22.7
7.44 50,371 1.38 0.91 24.3
(2.54) (c),(e) 29,663 1.17 (d) 0.75 (d) 13.1 (d)
45 .92 31,739 1.18 0.95 31.0
(15.51) 24,909 1.18 1.39 35.1
28.20 37,265 1.19 1.32 20.1
2.04 39,574 1.19 1.53 22.7
7.63 58,157 1.19 1.09 24.3
(2.51) (c) 106,565 1.05 (d) 0.86 (d) 13.1 (d)
46.10 114,006 1.06 1.04 31.0
(15.40) 105,340 1.06 1.51 35.1
28.34 149,005 1.07 1.48 20.1
2.17 154,730 1.07 1.69 22.7
7.79 163,194 1.07 1.20 24.3
(2.39) (c) 2,299,564 0.80 (d) 1 .12 (d) 13.1 (d)
46.43 2,045,827 0.80 (f) 1.38 31.0
(15.18) 1,643,165 0.81 (f) 1.75 35.1
28.67 1,914,954 0.81 (f) 1.65 20.1
2.43 1,395,164 0.83 (f) 2.01 22.7
11.01 (c) 1,215,600 0.82 (d),(f) 1.42 (d) 24.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2022(b) $ 18.95 $ 0.23 ( $ 2.15) ( $ 1.92) ( $ 0.22) ( $ 1.43) ( $ 1.65) $ 15.38
2021 15.64 0.20 3.58 3.78 (0.19) (0.28) (0.47) 18.95
2020 15.73 0.25 0.25 0.50 (0.23) (0.36) (0.59) 15.64
2019 15.50 0.30 1.30 1.60 (0.32) (1.05) (1.37) 15.73
2018 16.63 0.36 (0.34) 0.02 (0.33) (0.82) (1.15) 15.50
2017 15.07 0.23 1 .85 2.08 (0.22) (0.30) (0.52) 16.63
Class C shares
2022(b) 18.53 0.17 (2.10) (1.93) (0.17) (1.43) (1.60) 15.00
2021 15.36 0.06 3.51 3.57 (0.12) (0.28) (0.40) 18.53
2020 15.46 0.14 0.24 0.38 (0.12) (0.36) (0.48) 15 .36
2019 15.25 0.24 1.22 1.46 (0.20) (1.05) (1.25) 15.46
2018 16.39 0.24 (0.34) (0.10) (0.22) (0.82) (1.04) 15.25
2017 14.87 0.11 1.83 1.94 (0.12) (0.30) (0.42) 16.39
Class J shares
2022(b) 18.20 0.23 (2.05) (1.82) (0.24) (1.43) (1.67) 14.71
2021 15.05 0.22 3.43 3.65 (0.22) (0.28) (0.50) 18.20
2020 15.15 0.27 0.25 0.52 (0.26) (0.36) (0.62) 15.05
2019 14.98 0.32 1.25 1.57 (0.35) (1.05) (1.40) 15.15
2018 16.12 0.37 (0.33) 0.04 (0.36) (0.82) (1.18) 14.98
2017 14.62 0.25 1.80 2.05 (0.25) (0.30) (0.55) 16.12
Institutional shares
2022(b) 18.60 0.26 (2.12) (1.86) (0.25) (1.43) (1.68) 15.06
2021 15.36 0.25 3.52 3.77 (0.25) (0.28) (0.53) 18.60
2020 15.45 0.29 0.26 0.55 (0.28) (0.36) (0.64) 15.36
2019 15.25 0.35 1.27 1.62 (0.37) (1.05) (1.42) 15.45
2018 16.39 0.41 (0.34) 0.07 (0.39) (0.82) (1.21) 15.25
2017 14.86 0.28 1.82 2.10 (0.27) (0.30) (0.57) 16.39

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(10.93) % (c),(d) $ 2,194,342 0.59% (e) – % 2.73% (e) 48.2% (e)
24.55 (d) 2,523,065 0.59 – 1.11 31.3
3.26 (d) 2,060,672 0.61 – 1.64 17.3
11.57 (d) 2,194,735 0.62 (f) – 1.99 13.4
0.00 (d) 1,957,610 0.61 (f) – 2.24 26.7
14.18 (d) 2,120,767 0.61 – 1.48 17.6
(11.24) (c),(d) 220,817 1.36 (e) – 1.99 (e) 48.2 (e)
23.57 (d) 281,665 1.37 – 0.37 31.3
2.48 (d) 322,006 1.38 – 0.90 17.3
10.77 (d) 384,622 1.38 (f) – 1.62 13.4
(0.80) (d) 648,980 1.36 (f) – 1.50 26.7
13.32 (d) 738,524 1.36 – 0.74 17.6
(10.87) (c),(d) 1,228,001 0.44 (e),(g) 0.46 (e),(h) 2.87 (e) 48.2 (e)
24 .65 (d) 1,336,353 0.44 (g) 0.47 (h) 1.25 31.3
3.51 (d) 1,071,910 0.44 (g) 0.47 (h) 1.80 17.3
11.78 (d) 1,092,386 0.44 (g) 0.47 (h) 2.21 13.4
0.12 (d) 1,032,835 0.43 (g) 0.46 (h) 2.40 26.7
14.41 (d) 1,104,582 0.44 (g) 0.47 (h) 1.63 17.6
(10.84) (c) 714,268 0.28 (e) – 3.07 (e) 48.2 (e)
24.93 896,603 0.28 – 1.42 31.3
3.66 747,015 0.30 – 1.95 17.3
11.93 778,336 0.29 (f) – 2.36 13.4
0.26 725,915 0.29 (f) – 2.58 26.7
14.56 791,221 0.28 (f) – 1.81 17.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2022(b) $ 18 .53 $ 0 .18 ( $ 2 .10 ) ( $ 1 .92 ) ( $ 0 .18 ) ( $ 1 .43 ) ( $ 1 .61 ) $ 15 .00
2021 15 .35 0 .10 3 .50 3 .60 ( 0 .14 ) ( 0 .28 ) ( 0 .42 ) 18 .53
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
2018 16 .34 0 .27 ( 0 .33 ) ( 0 .06 ) ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .21
2017 14 .82 0 .13 1 .83 1 .96 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) 16 .34
R-3 shares
2022(b) 18 .51 0 .21 ( 2 .10 ) ( 1 .89 ) ( 0 .20 ) ( 1 .43 ) ( 1 .63 ) 14 .99
2021 15 .31 0 .15 3 .50 3 .65 ( 0 .17 ) ( 0 .28 ) ( 0 .45 ) 18 .51
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
2018 16 .34 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .30 ) ( 0 .82 ) ( 1 .12 ) 15 .20
2017 14 .80 0 .19 1 .83 2 .02 ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 16 .34
R-4 shares
2022(b) 18 .57 0 .20 ( 2 .08 ) ( 1 .88 ) ( 0 .22 ) ( 1 .43 ) ( 1 .65 ) 15 .04
2021 15 .34 0 .19 3 .51 3 .70 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .57
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
2018 16 .36 0 .35 ( 0 .33 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .23
2017 14 .84 0 .22 1 .82 2 .04 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .36
R-5 shares
2022(b) 18 .56 0 .24 ( 2 .11 ) ( 1 .87 ) ( 0 .23 ) ( 1 .43 ) ( 1 .66 ) 15 .03
2021 15 .33 0 .20 3 .52 3 .72 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 18 .56
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43
2018 16 .36 0 .39 ( 0 .36 ) 0 .03 ( 0 .34 ) ( 0 .82 ) ( 1 .16 ) 15 .23
2017 14 .84 0 .26 1 .80 2 .06 ( 0 .24 ) ( 0 .30 ) ( 0 .54 ) 16 .36

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 11 .19 ) % (c) $ 2,303 1 .15% (d) 2 .15% (d) 48 .2% (d)
23 .78 2,607 1 .15 0 .58 31 .3
2 .93 2,364 1 .16 1 .16 17 .3
10 .99 2,901 1 .16 (e) 1 .53 13 .4
( 0 .54 ) 3,126 1 .16 (e) 1 .69 26 .7
13 .57 3,643 1 .16 0 .87 17 .6
( 11 .03 ) (c) 20,094 0 .84 (d) 2 .57 (d) 48 .2 (d)
24 .17 27,419 0 .84 0 .84 31 .3
3 .08 22,790 0 .85 1 .42 17 .3
11 .35 24,192 0 .85 (e) 1 .90 13 .4
( 0 .30 ) 28,330 0 .85 (e) 2 .05 26 .7
13 .95 33,162 0 .85 1 .24 17 .6
( 10 .99 ) (c) 10,775 0 .65 (d) 2 .40 (d) 48 .2 (d)
24 .45 11,619 0 .65 1 .09 31 .3
3 .20 12,631 0 .66 1 .56 17 .3
11 .58 13,455 0 .66 (e) 2 .20 13 .4
( 0 .05 ) 23,180 0 .66 (e) 2 .24 26 .7
14 .08 32,954 0 .66 1 .43 17 .6
( 10 .86 ) (c) ,(f) 32,785 0 .53 (d) 2 .83 (d) 48 .2 (d)
24 .60 37,892 0 .53 1 .15 31 .3
3 .33 30,863 0 .54 1 .69 17 .3
11 .68 34,650 0 .54 (e) 2 .15 13 .4
0 .07 35,425 0 .54 (e) 2 .49 26 .7
14 .24 58,131 0 .54 1 .71 17 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2022(b) $ 13.95 $ 0.17 ( $ 1.47) ( $ 1.30) ( $ 0.16) ( $ 0.70) ( $ 0.86) $ 11.79
2021 12.17 0.19 1.92 2.11 (0.19) (0.14) (0.33) 13.95
2020 12.16 0.22 0.17 0.39 (0.22) (0.16) (0.38) 12.17
2019 11.86 0.27 0.86 1.13 (0.29) (0.54) (0.83) 12.16
2018 12.52 0.31 (0.36) (0.05) (0.29) (0.32) (0.61) 11.86
2017 11.70 0.24 0.94 1.18 (0.24) (0.12) (0.36) 12.52
Class C shares
2022(b) 13.78 0.12 (1.46) (1.34) (0.11) (0.70) (0.81) 11.63
2021 12.03 0.09 1.90 1.99 (0.10) (0.14) (0.24) 13.78
2020 12.02 0.14 0.16 0.30 (0.13) (0.16) (0.29) 12.03
2019 11.73 0.21 0.82 1.03 (0.20) (0.54) (0.74) 12.02
2018 12.39 0.21 (0.35) (0.14) ( 0 .20) (0.32) (0.52) 11.73
2017 11.58 0.15 0.93 1.08 (0.15) (0.12) (0.27) 12.39
Class J shares
2022(b) 13.74 0.17 (1.44) (1.27) (0.17) (0.70) (0.87) 11.60
2021 11.99 0.21 1.89 2.10 (0.21) (0.14) (0.35) 13.74
2020 11.99 0.24 0.16 0.40 (0.24) (0.16) (0.40) 11.99
2019 11.71 0.30 0.83 1.13 (0.31) (0.54) (0.85) 11.99
2018 12.37 0.32 (0.35) (0.03) (0.31) (0.32) (0.63) 11.71
2017 11.56 0.25 0.94 1.19 (0.26) (0.12) (0.38) 12.37
Institutional shares
2022(b) 13.79 0.18 (1.44) (1.26) (0.18) (0.70) (0.88) 11.65
2021 12.03 0.23 1.90 2.13 (0.23) (0.14) (0.37) 13.79
2020 12.04 0.26 0.15 0.41 (0.26) (0.16) (0.42) 12.03
2019 11.74 0.32 0.85 1.17 (0.33) (0.54) (0.87) 12.04
2018 12.41 0.35 (0.37) (0.02) (0.33) (0.32) (0.65) 11.74
2017 11.59 0.28 0.94 1.22 (0.28) (0.12) (0.40) 12.41

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.88) % (c),(d) $ 579,668 0.60% (e) – % 2.60% (e) 46.2% (e)
17.49 (d) 650,919 0.60 – 1.41 29.9
3.28 (d) 545,903 0.61 – 1.87 19.4
10.22 (d) 553,362 0.63 (f) – 2.34 15.0
(0.51) (d) 485,084 0.62 (f) – 2.49 21.9
10.27 (d) 529,131 0.61 (f) – 1.97 21.8
(10.29) (c),(d) 93,449 1.37 (e) – 1.84 (e) 46.2 (e)
16.66 (d) 114,412 1.37 – 0.66 29.9
2.50 (d) 137,283 1.37 – 1.14 19.4
9.37 (d) 160,672 1.38 (f) – 1.82 15.0
(1.26) (d) 228,910 1.37 (f) – 1.76 21.9
9.47 (d) 255,601 1.36 (f) – 1.23 21.8
(9.82) (c),(d) 830,073 0.44 (e),(g) 0.46 (e),(h) 2.74 (e) 46.2 (e)
17.69 (d) 869,500 0.44 (g) 0.47 (h) 1.56 29.9
3.43 (d) 691,410 0.44 (g) 0.47 (h) 2.03 19.4
10.39 (d) 672,096 0.44 (g) 0.47 (h) 2.55 15.0
(0.33) (d) 614,770 0.43 (g) 0.46 (h) 2.67 21.9
10.50 (d) 629,439 0.44 (g) 0.47 (h) 2.12 21.8
(9.71) (c) 229,987 0.29 (e) – 2.90 (e) 46.2 (e)
17.89 268,505 0.29 – 1.71 29.9
3.48 239,975 0.30 – 2.20 19.4
10.70 267,892 0.30 (f) – 2.77 15.0
(0.26) 292,828 0.28 (f) – 2.86 21.9
10.73 328,354 0.28 (f) – 2.32 21.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2022(b) $ 13 .74 $ 0 .13 ( $ 1 .45 ) ( $ 1 .32 ) ( $ 0 .13 ) ( $ 0 .70 ) ( $ 0 .83 ) $ 11 .59
2021 11 .98 0 .13 1 .88 2 .01 ( 0 .11 ) ( 0 .14 ) ( 0 .25 ) 13 .74
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
2018 12 .36 0 .24 ( 0 .36 ) ( 0 .12 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 11 .70
2017 11 .55 0 .16 0 .95 1 .11 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 12 .36
R-3 shares
2022(b) 13 .76 0 .15 ( 1 .44 ) ( 1 .29 ) ( 0 .15 ) ( 0 .70 ) ( 0 .85 ) 11 .62
2021 12 .01 0 .16 1 .89 2 .05 ( 0 .16 ) ( 0 .14 ) ( 0 .30 ) 13 .76
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
2018 12 .38 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .26 ) ( 0 .32 ) ( 0 .58 ) 11 .72
2017 11 .57 0 .21 0 .93 1 .14 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 12 .38
R-4 shares
2022(b) 13 .79 0 .15 ( 1 .44 ) ( 1 .29 ) ( 0 .16 ) ( 0 .70 ) ( 0 .86 ) 11 .64
2021 12 .03 0 .18 1 .90 2 .08 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 13 .79
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
2018 12 .40 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .73
2017 11 .58 0 .23 0 .94 1 .17 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 12 .40
R-5 shares
2022(b) 13 .78 0 .17 ( 1 .45 ) ( 1 .28 ) ( 0 .16 ) ( 0 .70 ) ( 0 .86 ) 11 .64
2021 12 .02 0 .19 1 .91 2 .10 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .78
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03
2018 12 .40 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 11 .73
2017 11 .58 0 .25 0 .94 1 .19 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 12 .40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 10 .21 ) % (c) $ 1,721 1 .15% (d) 2 .05% (d) 46 .2% (d)
16 .92 1,956 1 .15 0 .96 29 .9
2 .66 2,577 1 .16 1 .30 19 .4
9 .64 2,572 1 .16 (e) 1 .83 15 .0
( 1 .07 ) 2,331 1 .15 (e) 1 .97 21 .9
9 .76 3,152 1 .16 1 .36 21 .8
( 9 .98 ) (c) 9,274 0 .84 (d) 2 .39 (d) 46 .2 (d)
17 .18 11,129 0 .84 1 .18 29 .9
2 .97 12,167 0 .85 1 .69 19 .4
10 .03 14,217 0 .85 (e) 2 .13 15 .0
( 0 .74 ) 11,837 0 .84 (e) 2 .30 21 .9
10 .04 12,691 0 .85 1 .78 21 .8
( 9 .94 ) (c) 12,012 0 .65 (d) 2 .39 (d) 46 .2 (d)
17 .47 11,214 0 .65 1 .35 29 .9
3 .18 11,717 0 .66 1 .82 19 .4
10 .25 11,989 0 .66 (e) 2 .39 15 .0
( 0 .63 ) 20,282 0 .65 (e) 2 .41 21 .9
10 .35 21,100 0 .66 1 .91 21 .8
( 9 .83 ) (c) 22,421 0 .53 (d) 2 .61 (d) 46 .2 (d)
17 .61 20,710 0 .53 1 .46 29 .9
3 .22 17,108 0 .54 1 .94 19 .4
10 .44 18,302 0 .54 (e) 2 .45 15 .0
( 0 .51 ) 17,177 0 .53 (e) 2 .72 21 .9
10 .47 26,650 0 .54 2 .11 21 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2022(b) $ 22.20 $ 0.28 ( $ 2.78) ( $ 2.50) ( $ 0.26) ( $ 1.45) ( $ 1.71) $ 17.99
2021 17.41 0.17 5.27 5.44 (0.24) (0.41) (0.65) 22.20
2020 17.55 0.25 0.30 0.55 (0.25) (0.44) (0.69) 17.41
2019 17.76 0.25 1.62 1.87 ( 0 .26) (1.82) (2.08) 17.55
2018 19.24 0.39 (0.33) 0.06 (0.31) (1.23) (1.54) 17.76
2017 16.68 0.21 2.90 3.11 (0.20) (0.35) (0.55) 19.24
Class C shares
2022(b) 20.21 0.18 (2.53) (2.35) (0.09) (1.45) (1.54) 16.32
2021 15.91 0.01 4.81 4.82 (0.11) (0.41) (0.52) 20.21
2020 16.09 0.11 0.26 0.37 (0.11) (0.44) (0.55) 15.91
2019 16.45 0.21 1.40 1.61 (0.15) (1.82) (1.97) 16.09
2018 17.93 0.24 (0.31) ( 0 .07) (0.18) (1.23) (1.41) 16.45
2017 15.59 0.07 2.70 2.77 (0.08) (0.35) (0.43) 17.93
Class J shares
2022(b) 21.26 0.28 (2.65) (2.37) (0.29) (1.45) (1.74) 17.15
2021 16.70 0.19 5.05 5.24 (0.27) (0.41) ( 0 .68) 21.26
2020 16.87 0.26 0.29 0.55 (0.28) (0.44) (0.72) 16.70
2019 17.16 0.28 1 .54 1.82 (0.29) (1.82) (2.11) 16.87
2018 18.64 0.40 (0.31) 0.09 (0.34) (1.23) (1.57) 17.16
2017 16.17 0.23 2.81 3.04 (0.22) (0.35) (0.57) 18.64
Institutional shares
2022(b) 21.64 0.29 (2.69) (2.40) (0.32) (1.45) (1.77) 17.47
2021 16.98 0.23 5.14 5.37 (0.30) (0.41) (0.71) 21.64
2020 17.14 0.30 0.29 0.59 (0.31) (0.44) (0.75) 16.98
2019 17.40 0.31 1.57 1.88 (0.32) (1.82) (2.14) 17.14
2018 18.88 0.45 (0.34) 0.11 (0.36) (1.23) (1.59) 17.40
2017 16.38 0.27 2.83 3.10 (0.25) (0.35) (0.60) 18.88

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(12.11) % (c),(d) $ 1,683,806 0.59% (e) – % 2.76% (e) 53.4% (e)
31.84 (d) 1,979,014 0.59 – 0.81 34.3
3.11 (d) 1,570,186 0.61 – 1.46 16.2
12.74 (d) 1,683,156 0.63 (f) – 1.50 10.9
0.12 (d) 1,432,165 0.61 (f) – 2.10 33.8
19.17 (d) 1,542,284 0.61 – 1.17 20.9
(12.47) (c),(d) 149,556 1.36 (e) – 2.01 (e) 53.4 (e)
30.82 (d) 190,605 1.38 – 0.07 34.3
2.28 (d) 204,754 1.37 – 0.74 16.2
11.92 (d) 242,084 1.39 (f) – 1.36 10.9
(0.59) (d) 480,699 1.36 (f) – 1.38 33.8
18.22 (d) 536,771 1.37 – 0.43 20.9
(12.03) (c),(d) 689,944 0.44 (e),(g) 0.46 (e),(h) 2.90 (e) 53.4 (e)
32.04 (d) 778,913 0.45 (g) 0.47 (h) 0.95 34.3
3.25 (d) 575,978 0.45 (g) 0.48 (h) 1.61 16.2
12.96 (d) 582,101 0.45 (g) 0.48 (h) 1.76 10.9
0.30 (d) 543,902 0.44 (g) 0.47 (h) 2 .26 33.8
19.42 (d) 568,263 0.45 (g) 0.48 (h) 1.32 20.9
(11.98) (c) 454,824 0.29 (e) – 3.03 (e) 53.4 (e)
32.27 539,619 0.29 – 1.12 34.3
3.40 430,895 0.30 – 1.79 16.2
13.14 474,902 0.30 (f) – 1.92 10.9
0.44 456,425 0.29 (f) – 2.45 33.8
19.57 501,264 0.28 (f) – 1.52 20.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2022(b) $ 21 .22 $ 0 .21 ( $ 2 .65 ) ( $ 2 .44 ) ( $ 0 .16 ) ( $ 1 .45 ) ( $ 1 .61 ) $ 17 .17
2021 16 .70 0 .03 5 .08 5 .11 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 21 .22
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
2018 18 .54 0 .31 ( 0 .34 ) ( 0 .03 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 17 .10
2017 16 .09 0 .10 2 .80 2 .90 ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 18 .54
R-3 shares
2022(b) 21 .20 0 .25 ( 2 .67 ) ( 2 .42 ) ( 0 .20 ) ( 1 .45 ) ( 1 .65 ) 17 .13
2021 16 .65 0 .11 5 .05 5 .16 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 21 .20
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
2018 18 .59 0 .32 ( 0 .31 ) 0 .01 ( 0 .26 ) ( 1 .23 ) ( 1 .49 ) 17 .11
2017 16 .12 0 .17 2 .79 2 .96 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 18 .59
R-4 shares
2022(b) 21 .54 0 .22 ( 2 .66 ) ( 2 .44 ) ( 0 .21 ) ( 1 .45 ) ( 1 .66 ) 17 .44
2021 16 .91 0 .14 5 .13 5 .27 ( 0 .23 ) ( 0 .41 ) ( 0 .64 ) 21 .54
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
2018 18 .77 0 .41 ( 0 .35 ) 0 .06 ( 0 .29 ) ( 1 .23 ) ( 1 .52 ) 17 .31
2017 16 .29 0 .20 2 .82 3 .02 ( 0 .19 ) ( 0 .35 ) ( 0 .54 ) 18 .77
R-5 shares
2022(b) 21 .46 0 .28 ( 2 .68 ) ( 2 .40 ) ( 0 .28 ) ( 1 .45 ) ( 1 .73 ) 17 .33
2021 16 .85 0 .17 5 .10 5 .27 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 21 .46
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01
2018 18 .74 0 .45 ( 0 .37 ) 0 .08 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .28
2017 16 .27 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 12 .34 ) % (c) $ 1,645 1 .15% (d) 2 .16% (d) 53 .4% (d)
31 .17 1,839 1 .15 0 .16 34 .3
2 .47 1,098 1 .16 0 .90 16 .2
12 .16 1,131 1 .16 (e) 1 .13 10 .9
( 0 .38 ) 1,140 1 .16 (e) 1 .74 33 .8
18 .51 3,124 1 .16 0 .59 20 .9
( 12 .23 ) (c) 12,038 0 .84 (d) 2 .59 (d) 53 .4 (d)
31 .58 15,823 0 .84 0 .56 34 .3
2 .81 13,833 0 .85 1 .35 16 .2
12 .52 17,303 0 .85 (e) 1 .49 10 .9
( 0 .11 ) 20,976 0 .85 (e) 1 .79 33 .8
18 .90 19,487 0 .85 0 .98 20 .9
( 12 .15 ) (c) 6,300 0 .65 (d) 2 .25 (d) 53 .4 (d)
31 .78 8,882 0 .65 0 .69 34 .3
3 .02 6,076 0 .66 1 .40 16 .2
12 .70 6,943 0 .66 (e) 1 .61 10 .9
0 .16 10,768 0 .66 (e) 2 .24 33 .8
19 .09 15,686 0 .66 1 .13 20 .9
( 12 .07 ) (c) 27,048 0 .53 (d) 2 .91 (d) 53 .4 (d)
31 .91 30,075 0 .53 0 .86 34 .3
3 .18 22,124 0 .54 1 .54 16 .2
12 .81 26,719 0 .54 (e) 1 .66 10 .9
0 .25 25,539 0 .54 (e) 2 .49 33 .8
19 .26 40,367 0 .54 1 .35 20 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2022(b) $ 13.56 $ 0.17 ( $ 1.32) ( $ 1.15) ( $ 0.18) ( $ 0.53) ( $ 0.71) $ 11.70
2021 12.38 0.23 1.29 1.52 (0.23) (0.11) (0.34) 13 .56
2020 12.40 0.25 0.03 0.28 (0.25) (0.05) (0.30) 12.38
2019 12.08 0.34 0.79 1.13 (0.34) (0.47) (0.81) 12.40
2018 12.54 0.34 (0.38) (0.04) (0.34) (0.08) (0.42) 12.08
2017 12.07 0 .30 0.52 0.82 (0.30) (0.05) (0.35) 12.54
Class C shares
2022(b) 13.41 0.12 (1.30) (1.18) (0.13) (0.53) (0.66) 11.57
2021 12.24 0.13 1.27 1.40 (0.12) (0.11) (0.23) 13.41
2020 12.26 0.16 0.03 0.19 (0.16) (0.05) (0.21) 12.24
2019 11.96 0.25 0.77 1.02 (0.25) (0.47) (0.72) 12.26
2018 12.42 0.25 (0.38) (0.13) ( 0 .25) (0.08) (0.33) 11.96
2017 11.95 0.21 0.52 0.73 (0.21) (0.05) (0.26) 12.42
Class J shares
2022(b) 13.43 0.18 (1.30) (1.12) (0.19) (0.53) (0.72) 11.59
2021 12.26 0.25 1.28 1.53 (0.25) (0.11) (0.36) 13.43
2020 12.29 0.27 0.02 0.29 (0.27) (0.05) (0.32) 12.26
2019 11.98 0.36 0.78 1.14 (0.36) (0.47) (0.83) 12.29
2018 12.44 0.36 (0.38) (0.02) (0.36) (0.08) (0.44) 11.98
2017 11.97 0.32 0.52 0.84 (0.32) (0.05) (0.37) 12.44
Institutional shares
2022(b) 13.51 0.19 (1.31) (1.12) (0.20) (0.53) (0.73) 11.66
2021 12.34 0.26 1.28 1.54 (0.26) (0.11) (0.37) 13.51
2020 12.36 0.28 0.03 0.31 (0.28) (0.05) (0.33) 12.34
2019 12.04 0.37 0.79 1.16 (0.37) (0.47) (0.84) 12.36
2018 12.50 0.38 (0.38) – (0.38) (0.08) (0.46) 12.04
2017 12.03 0.34 0.52 0.86 (0.34) (0.05) (0.39) 12.50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(8.87) % (c),(d) $ 1,176,392 0.59% (e) – % 2.72% (e) 35.8% (e)
12.40 (d) 1,289,067 0.59 – 1.72 29.3
2.30 (d) 1,085,818 0.60 – 2.04 35.9
9.93 (d) 1,057,769 0.61 (f) – 2.82 11.1
(0.33) (d) 917,357 0.60 (f) – 2.77 22.6
6.92 (d) 981,216 0.59 – 2.47 19.1
(9.18) (c),(d) 170,052 1.36 (e) – 1.96 (e) 35.8 (e)
11.58 (d) 205,567 1.36 – 0.96 29.3
1.54 (d) 237,410 1.37 – 1.29 35.9
9.02 (d) 265,220 1.37 (f) – 2.13 11.1
(1.09) (d) 325,369 1.37 (f) – 2.01 22.6
6.17 (d) 363,723 1.36 – 1.71 19.1
(8.73) (c),(d) 1,212,711 0.43 (e),(g) 0.45 (e),(h) 2.88 (e) 35.8 (e)
12.61 (d) 1,321,469 0.44 (g) 0.46 (h) 1.88 29.3
2.42 (d) 1,132,937 0.43 (g) 0.46 (h) 2.22 35.9
10.13 (d) 1,139,080 0.43 (g) 0.46 (h) 3.01 11.1
(0.15) (d) 1,085,370 0.43 (g) 0.46 (h) 2.95 22 .6
7.14 (d) 1,169,968 0.44 (g) 0.47 (h) 2.62 19.1
(8.70) (c) 202,700 0.30 (e) – 3.02 (e) 35.8 (e)
12.68 236,379 0.31 – 2.00 29.3
2.60 200,957 0.32 – 2.33 35.9
10.29 220,903 0.32 (f) – 3.12 11.1
(0.03) 214,476 0.30 (f) – 3.06 22.6
7.26 213,452 0.29 (f) – 2.75 19.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2022(b) $ 13 .44 $ 0 .13 ( $ 1 .31 ) ( $ 1 .18 ) ( $ 0 .14 ) ( $ 0 .53 ) ( $ 0 .67 ) $ 11 .59
2021 12 .27 0 .15 1 .28 1 .43 ( 0 .15 ) ( 0 .11 ) ( 0 .26 ) 13 .44
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
2018 12 .45 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 11 .98
2017 11 .98 0 .23 0 .52 0 .75 ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 12 .45
R-3 shares
2022(b) 13 .48 0 .15 ( 1 .31 ) ( 1 .16 ) ( 0 .16 ) ( 0 .53 ) ( 0 .69 ) 11 .63
2021 12 .31 0 .19 1 .28 1 .47 ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 13 .48
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
2018 12 .48 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 12 .02
2017 12 .00 0 .28 0 .52 0 .80 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .48
R-4 shares
2022(b) 13 .50 0 .16 ( 1 .30 ) ( 1 .14 ) ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 11 .65
2021 12 .32 0 .22 1 .29 1 .51 ( 0 .22 ) ( 0 .11 ) ( 0 .33 ) 13 .50
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
2018 12 .48 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .03
2017 12 .01 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .48
R-5 shares
2022(b) 13 .48 0 .18 ( 1 .31 ) ( 1 .13 ) ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 11 .64
2021 12 .31 0 .23 1 .28 1 .51 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .48
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33
2018 12 .48 0 .35 ( 0 .38 ) ( 0 .03 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 12 .02
2017 12 .01 0 .31 0 .52 0 .83 ( 0 .31 ) ( 0 .05 ) ( 0 .36 ) 12 .48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 9 .13 ) % (c) $ 2,339 1 .15% (d) 2 .15% (d) 35 .8% (d)
11 .81 2,432 1 .15 1 .16 29 .3
1 .74 2,307 1 .16 1 .53 35 .9
9 .37 3,225 1 .16 (e) 2 .23 11 .1
( 0 .95 ) 1,746 1 .16 (e) 2 .20 22 .6
6 .37 1,603 1 .16 1 .86 19 .1
( 8 .97 ) (c) 3,772 0 .84 (d) 2 .46 (d) 35 .8 (d)
12 .11 5,117 0 .84 1 .48 29 .3
2 .07 4,729 0 .85 1 .81 35 .9
9 .64 5,088 0 .85 (e) 2 .60 11 .1
( 0 .57 ) 5,380 0 .85 (e) 2 .52 22 .6
6 .76 6,057 0 .85 2 .26 19 .1
( 8 .86 ) (c) 4,634 0 .65 (d) 2 .63 (d) 35 .8 (d)
12 .39 5,108 0 .65 1 .65 29 .3
2 .26 4,664 0 .66 1 .94 35 .9
9 .82 3,019 0 .66 (e) 2 .87 11 .1
( 0 .30 ) 5,359 0 .66 (e) 2 .71 22 .6
6 .88 5,733 0 .66 2 .44 19 .1
( 8 .75 ) (c) 8,891 0 .53 (d) 2 .83 (d) 35 .8 (d)
12 .46 10,225 0 .53 1 .78 29 .3
2 .38 7,970 0 .54 2 .10 35 .9
9 .97 8,353 0 .54 (e) 2 .93 11 .1
( 0 .26 ) 11,471 0 .54 (e) 2 .88 22 .6
7 .01 16,290 0 .54 2 .58 19 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2022(b) $ 24.57 $ 0.33 ( $ 3.46) ( $ 3.13) ( $ 0.34) ( $ 1.40) ( $ 1.74) $ 19.70
2021 18.57 0.17 6.67 6.84 (0.17) (0.67) (0.84) 24.57
2020 18.67 0.21 0.53 0.74 (0.25) (0.59) (0.84) 18.57
2019 19.81 0.22 1.86 2.08 ( 0 .33) (2.89) (3.22) 18.67
2018 21.35 0.44 (0.58) (0.14) (0.34) (1.06) (1.40) 19.81
2017 18 .24 0.23 3.55 3.78 (0.19) (0.48) (0.67) 21.35
Class C shares
2022(b) 21.60 0.22 (3.04) (2.82) (0.16) (1.40) (1.56) 17.22
2021 16.43 0.01 5.87 5.88 (0.04) (0.67) (0.71) 21.60
2020 16.60 0.07 0.46 0.53 (0.11) (0.59) (0.70) 16.43
2019 17.98 0.18 1.54 1.72 (0.21) (2.89) (3.10) 16.60
2018 19.52 0.26 (0.53) (0.27) (0.21) (1.06) (1.27) 17.98
2017 16.73 0.08 3.26 3.34 (0.07) (0.48) (0.55) 19.52
Class J shares
2022(b) 23.51 0.33 (3.30) (2.97) (0.37) (1.40) (1.77) 18.77
2021 17.80 0.19 6.39 6.58 (0.20) (0.67) ( 0 .87) 23.51
2020 17.93 0.23 0.51 0.74 (0.28) (0.59) (0.87) 17.80
2019 19.17 0.26 1 .76 2.02 (0.37) (2.89) (3.26) 17.93
2018 20.70 0.46 (0.55) (0.09) (0.38) (1.06) (1.44) 19.17
2017 17.71 0.25 3.44 3.69 (0.22) (0.48) (0.70) 20.70
Institutional shares
2022(b) 23.88 0.35 (3.34) (2.99) (0.41) (1.40) (1.81) 19.08
2021 18.06 0.23 6.49 6.72 (0.23) (0.67) (0.90) 23.88
2020 18.18 0.26 0 .52 0.78 (0.31) (0.59) (0.90) 18.06
2019 19.39 0.29 1.78 2.07 (0.39) (2.89) (3.28) 18.18
2018 20 .93 0.50 (0.57) (0.07) (0.41) (1.06) (1.47) 19.39
2017 17.90 0.29 3.48 3.77 (0.26) (0.48) (0.74) 20.93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(13.58) % (c),(d) $ 1,174,006 0.60% (e) – % 3.02% (e) 45.7% (e)
37.68 (d) 1,401,140 0.60 – 0.75 26.3
3.93 (d) 1,069,149 0.62 – 1.15 19.9
13.89 (d) 1,114,994 0.64 (f) – 1.26 19.9
(0.86) (d) 943,803 0.63 (f) – 2.10 49.4
21.34 (d) 1,023,096 0.63 – 1.16 19.5
(13.89) (c),(d) 90,381 1.39 (e) – 2.26 (e) 45.7 (e)
36.56 (d) 115,136 1.39 – 0.04 26.3
3.14 (d) 120,962 1.40 – 0.41 19.9
13.01 (d) 139,759 1.42 (f) – 1.12 19.9
(1.63) (d) 284,797 1.38 (f) – 1.37 49.4
20.48 (d) 324,383 1.38 – 0.42 19.5
(13.51) (c),(d) 358,967 0.46 (e),(g) 0.48 (e),(h) 3.14 (e) 45.7 (e)
37.88 (d) 410,297 0.46 (g) 0.48 (h) 0.88 26.3
4.11 (d) 295,433 0.46 (g) 0.49 (h) 1.31 19.9
14.07 (d) 308,330 0.47 (g) 0.50 (h) 1.50 19.9
(0.67) (d) 286,265 0.45 (g) 0.48 (h) 2.27 49.4
21.52 (d) 310,009 0.47 (g) 0.50 (h) 1.30 19.5
(13.42) (c) 308,364 0.29 (e) – 3.30 (e) 45.7 (e)
38.14 362,447 0.29 – 1.05 26.3
4.27 260,585 0.30 – 1.47 19.9
14.26 278,919 0.30 (f) – 1.66 19.9
(0.55) 258,545 0.29 (f) – 2.44 49.4
21.76 273,691 0.29 (f) – 1.51 19.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2022(b) $ 23 .67 $ 0 .25 ( $ 3 .34 ) ( $ 3 .09 ) ( $ 0 .20 ) ( $ 1 .40 ) ( $ 1 .60 ) $ 18 .98
2021 17 .81 0 .03 6 .44 6 .47 – ( 0 .61 ) ( 0 .61 ) 23 .67
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
2018 20 .54 0 .32 ( 0 .57 ) ( 0 .25 ) ( 0 .12 ) ( 1 .06 ) ( 1 .18 ) 19 .11
2017 17 .55 0 .12 3 .43 3 .55 ( 0 .08 ) ( 0 .48 ) ( 0 .56 ) 20 .54
R-3 shares
2022(b) 23 .43 0 .32 ( 3 .32 ) ( 3 .00 ) ( 0 .30 ) ( 1 .40 ) ( 1 .70 ) 18 .73
2021 17 .72 0 .08 6 .40 6 .48 ( 0 .10 ) ( 0 .67 ) ( 0 .77 ) 23 .43
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
2018 20 .62 0 .39 ( 0 .57 ) ( 0 .18 ) ( 0 .29 ) ( 1 .06 ) ( 1 .35 ) 19 .09
2017 17 .63 0 .19 3 .42 3 .61 ( 0 .14 ) ( 0 .48 ) ( 0 .62 ) 20 .62
R-4 shares
2022(b) 23 .66 0 .30 ( 3 .33 ) ( 3 .03 ) ( 0 .23 ) ( 1 .40 ) ( 1 .63 ) 19 .00
2021 17 .91 0 .18 6 .40 6 .58 ( 0 .16 ) ( 0 .67 ) ( 0 .83 ) 23 .66
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
2018 20 .78 0 .43 ( 0 .58 ) ( 0 .15 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .23
2017 17 .77 0 .20 3 .48 3 .68 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 20 .78
R-5 shares
2022(b) 23 .56 0 .32 ( 3 .30 ) ( 2 .98 ) ( 0 .36 ) ( 1 .40 ) ( 1 .76 ) 18 .82
2021 17 .84 0 .17 6 .40 6 .57 ( 0 .18 ) ( 0 .67 ) ( 0 .85 ) 23 .56
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97
2018 20 .73 0 .47 ( 0 .59 ) ( 0 .12 ) ( 0 .35 ) ( 1 .06 ) ( 1 .41 ) 19 .20
2017 17 .74 0 .26 3 .43 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .73

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .82 ) % (c) $ 391 1 .15% (d) 2 .38% (d) 45 .7% (d)
36 .96 420 1 .15 0 .15 26 .3
3 .07 344 1 .16 0 .22 19 .9
13 .32 413 1 .16 (e) 1 .08 19 .9
( 1 .43 ) 593 1 .16 (e) 1 .60 49 .4
20 .71 2,060 1 .16 0 .64 19 .5
( 13 .66 ) (c) 7,281 0 .84 (d) 2 .99 (d) 45 .7 (d)
37 .38 9,782 0 .84 0 .36 26 .3
3 .66 6,440 0 .85 1 .05 19 .9
13 .69 7,794 0 .85 (e) 1 .34 19 .9
( 1 .10 ) 10,910 0 .85 (e) 1 .94 49 .4
21 .05 12,339 0 .85 1 .01 19 .5
( 13 .60 ) (c) 3,208 0 .65 (d) 2 .80 (d) 45 .7 (d)
37 .63 4,069 0 .65 0 .84 26 .3
3 .91 8,355 0 .66 1 .10 19 .9
13 .88 9,416 0 .66 (e) 1 .55 19 .9
( 0 .92 ) 13,132 0 .66 (e) 2 .12 49 .4
21 .34 15,237 0 .66 1 .07 19 .5
( 13 .57 ) (c) ,(f) 20,236 0 .53 (d) 3 .07 (d) 45 .7 (d)
37 .80 (f) 24,908 0 .53 0 .77 26 .3
4 .04 15,052 0 .54 1 .28 19 .9
13 .99 16,847 0 .54 (e) 1 .39 19 .9
( 0 .79 ) 14,622 0 .54 (e) 2 .31 49 .4
21 .44 18,177 0 .54 1 .38 19 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2022(b) $ 12.32 $ 0.06 ( $ 0.49) ( $ 0.43) ( $ 0.06) ( $ 0.06) ( $ 0.12) $ 11.77
2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32
2020 12.32 0.20 0.22 0.42 (0.20) – (0.20) 12.54
2019 12.01 0.27 0.31 0.58 (0.27) – (0.27) 12.32
2018 12.21 0.24 (0.20) 0.04 (0.24) – (0.24) 12.01
2017 12.23 0.21 (0.02) 0.19 (0.21) – (0.21) 12.21
Class C shares
2022(b) 12.32 – (0.49) (0.49) – (0.06) (0.06) 11.77
2021 12.55 – (0.13) (0.13) (0.01) (0.09) (0.10) 12.32
2020 12.33 0.09 0.22 0.31 (0.09) – (0.09) 12.55
2019 12.01 0.16 0.32 0.48 (0.16) – (0.16) 12.33
2018 12.21 0.13 (0.20) (0.07) (0.13) – (0.13) 12.01
2017 12.24 0.10 (0.03) 0.07 (0.10) – (0.10) 12.21
Class J shares
2022(b) 12.31 0.06 (0.49) (0.43) (0.06) (0.06) (0.12) 11.76
2021 12.53 0.12 (0.13) (0.01) (0.12) (0.09) (0.21) 12.31
2020 12.31 0.20 0.23 0.43 (0.21) – (0.21) 12.53
2019 12.00 0.27 0.31 0.58 (0.27) – (0.27) 12.31
2018 12.20 0.24 (0.20) 0.04 (0.24) – (0.24) 12.00
2017 12.22 0.21 (0.02) 0.19 (0.21) – (0.21) 12.20
Institutional shares
2022(b) 12.31 0.07 (0.49) (0.42) (0.07) (0.06) (0.13) 11.76
2021 12.53 0 .14 (0.13) 0.01 (0.14) (0.09) (0.23) 12.31
2020 12.31 0.23 0.22 0.45 (0.23) – (0.23) 12.53
2019 12.00 0.30 0.31 0.61 (0.30) – (0.30) 12.31
2018 12.20 0.27 (0.20) 0.07 (0.27) – (0.27) 12.00
2017 12.22 0.24 (0.02) 0.22 (0.24) – (0.24) 12.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(3.52) % (c),(d) $ 371,771 0.66% (e) – % 0.98% (e) 29.4% (e)
(0.17) (d) 470,326 0.67 – 0.89 52.4
3.47 (d) 445,243 0.67 – 1.59 76.0
4.88 (d) 310,526 0.69 – 2.22 52.4
0.31 (d) 292,426 0.67 – 1.98 57.3
1.55 (d) 325,872 0.68 – 1.72 59.5
(3.96) (c),(d) 29,074 1.57 (e) – 0.06 (e) 29.4 (e)
(1.09) (d) 34,992 1.56 – 0.02 52.4
2.55 (d) 57,463 1.56 – 0.72 76.0
4.03 (d) 51,869 1.59 – 1.33 52.4
(0.59) (d) 63,169 1.57 – 1.07 57.3
0.57 (d) 77,278 1.57 – 0.82 59.5
(3.50) (c),(d) 137,130 0.62 (e),(f) 0.64 (e),(g) 1.01 (e) 29.4 (e)
(0.13) (d) 154,334 0.62 (f) 0.65 (g) 0.94 52.4
3.49 (d) 168,395 0.65 (f) 0.68 (g) 1.62 76.0
4.91 (d) 131,795 0.67 (f) 0.70 (g) 2 .24 52.4
0.33 (d) 123,856 0.66 (f) 0.69 (g) 1.99 57.3
1.58 (d) 139,726 0.65 (f) 0.68 (g) 1.74 59.5
(3.41) (c) 3,080,169 0.43 (e),(h) – 1.20 (e) 29.4 (e)
0.06 3,531,191 0.43 (h) – 1.14 52.4
3.72 5,210,042 0.43 (h) – 1.85 76.0
5.16 4,736,982 0.43 (h) – 2.48 52.4
0.56 4,271,619 0.43 (h) – 2.23 57.3
1.81 3,636,356 0.43 (h) – 1.97 59.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
R-1 shares
2022(b) $ 12.31 $ 0.02 ( $ 0.49) ( $ 0.47) ( $ 0.02) ( $ 0.06) ( $ 0.08) $ 11.76
2021 12.54 0.04 (0.14) (0.10) (0.04) (0.09) (0.13) 12.31
2020 12.32 0.12 0.23 0.35 (0.13) – (0.13) 12.54
2019 12.01 0.20 0.31 0.51 (0.20) – (0.20) 12.32
2018 12.20 0.17 (0.20) (0.03) (0.16) – (0.16) 12.01
2017 12.22 0.13 (0.02) 0.11 (0.13) – (0.13) 12.20
R-3 shares
2022(b) 12.32 0.04 (0.49) (0.45) (0.04) (0.06) (0.10) 11.77
2021 12.54 0.07 (0.12) (0.05) (0.08) (0.09) (0.17) 12.32
2020 12.32 0.16 0.22 0.38 (0.16) – (0.16) 12.54
2019 12.01 0.23 0.32 0.55 (0.24) – (0.24) 12.32
2018 12.21 0.20 (0.20) – (0.20) – (0.20) 12.01
2017 12.23 0.17 (0.02) 0.15 (0.17) – (0.17) 12.21
R-4 shares
2022(b) 12.31 0.05 (0.49) (0.44) (0.05) (0.06) (0.11) 11.76
2021 12.53 0.09 (0.12) (0.03) (0.10) (0.09) (0.19) 12.31
2020 12.31 0.18 0.23 0.41 (0.19) – (0.19) 12.53
2019 12.00 0.26 0.31 0.57 (0.26) – (0.26) 12.31
2018 12.20 0.22 (0.20) 0.02 (0.22) – (0.22) 12.00
2017 12.23 0.20 (0.04) 0.16 (0.19) – (0.19) 12.20
R-5 shares
2022(b) 12.32 0.06 (0.49) (0.43) (0.06) (0.06) (0.12) 11.77
2021 12.54 0.11 (0.13) ( 0 .02) (0.11) (0.09) (0.20) 12.32
2020 12.33 0.20 0.21 0.41 (0.20) – (0.20) 12.54
2019 12.01 0.27 0.32 0.59 (0.27) – (0.27) 12.33
2018 12.21 0.24 (0.20) 0.04 (0.24) – (0.24) 12.01
2017 12.23 0.21 (0.02) 0.19 (0.21) – (0.21) 12.21

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(3.82) % (c) $ 524 1.28% (d) 0.36% (d) 29.4% (d)
(0.86) 532 1.29 0.28 52.4
2.83 998 1.29 (e) 0.94 76.0
4.26 429 1.29 (e) 1.62 52.4
(0.23) 841 1.29 (e) 1.38 57.3
0.93 500 1.29 (e) 1.10 59.5
(3.67) (c) 10,302 0.97 (d) 0.67 (d) 29.4 (d)
(0.48) 10,268 0.98 0.58 52.4
3.15 14,361 0.98 (e) 1.30 76.0
4.58 13,832 0.98 (e) 1.93 52.4
0.00 14,259 0.98 (e) 1.67 57.3
1.25 13,662 0.98 (e) 1.41 59.5
(3.58) (c) 13,457 0.78 (d),(e) 0.86 (d) 29.4 (d)
(0.29) 14,111 0.79 (e) 0.76 52.4
3.35 6,435 0.79 (e) 1.45 76.0
4.78 3,816 0.79 (e) 2.12 52.4
0.19 8,394 0.79 (e) 1.86 57.3
1.36 9,181 0.79 (e) 1.61 59.5
(3.52) (c) 9,815 0.66 (d) 0.98 (d) 29.4 (d)
(0.17) 11,377 0.67 0.90 52.4
3.38 12,410 0.67 (e) 1.62 76.0
4.99 14,704 0.67 (e) 2.23 52.4
0.31 9,938 0.67 (e) 1.98 57.3
1.56 9,955 0.67 (e) 1.72 59.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2022(b) $ 30.71 ( $ 0.02) ( $ 5.63) ( $ 5.65) $ – ( $ 2.13) ( $ 2.13) $ 22.93
2021 20.37 (0.10) 11.00 10.90 – (0.56) (0.56) 30.71
2020 20.79 – 0.79 0.79 – (1.21) (1.21) 20.37
2019 22.60 0.01 1.09 1.10 (0.01) (2.90) (2.91) 20.79
2018 24.13 0.01 0.43 0.44 – (1.97) (1.97) 22.60
2017 20.02 (0.02) 4.65 4.63 (0.09) (0.43) (0.52) 24.13
Class C shares
2022(b) 26.12 (0.11) (4.74) (4.85) – (2.13) (2.13) 19.14
2021 17.54 (0.28) 9.42 9.14 – (0.56) (0.56) 26.12
2020 18.20 (0.14) 0.69 0.55 – (1.21) (1.21) 17.54
2019 20.33 (0.14) 0.91 0.77 – (2.90) (2.90) 18.20
2018 22.06 (0.16) 0.40 0.24 – (1.97) (1.97) 20.33
2017 18.40 (0.19) 4.28 4.09 – (0.43) (0.43) 22.06
Class J shares
2022(b) 29.11 – (5.32) (5.32) – ( 2 .13) (2.13) 21.66
2021 19.30 (0.05) 10.42 10.37 – (0.56) (0.56) 29.11
2020 19.77 0.02 0.76 0.78 (0.04) (1.21) (1.25) 19.30
2019 21.67 0.04 1.01 1.05 (0.05) (2.90) (2.95) 19.77
2018 23.18 0.05 0.42 0.47 (0.01) (1.97) (1.98) 21.67
2017 19.26 0.01 4.48 4.49 (0.14) ( 0 .43) (0.57) 23.18
Institutional shares
2022(b) 33.60 0.02 (6.19) (6.17) – (2.13) (2.13) 25.30
2021 22.21 (0.03) 12.01 11.98 – (0.59) (0.59) 33.60
2020 22.56 0.06 0.88 0.94 (0.08) (1.21) (1.29) 22.21
2019 24.26 0.09 1.20 1.29 (0.09) (2.90) (2.99) 22.56
2018 25.74 0.11 0.44 0.55 (0.06) (1.97) (2.03) 24.26
2017 21.31 0.08 4.96 5.04 (0.18) (0.43) (0.61) 25.74
R-1 shares
2022(b) 28.35 (0.08) (5.15) (5.23) – (2.13) (2.13) 20.99
2021 18.94 (0.22) 10.19 9.97 – (0.56) (0.56) 28.35
2020 19.49 (0.09) 0.75 0.66 – (1.21) (1.21) 18.94
2019 21.46 (0.07) 1.00 0.93 – (2.90) (2.90) 19.49
2018 23.11 (0.09) 0.41 0.32 – (1.97) (1.97) 21.46
2017 19.20 (0.12) 4.48 4.36 (0.02) (0.43) (0.45) 23.11

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(19.19) % (c),(d) $ 264,982 1.12% (e) – % (0.15) % (e) 18.9% (e)
54.21 (d) 348,066 1.12 – (0.35) 38.0
3.71 (d) 202,896 1.18 – (0.03) 41.6
7.38 (d) 218,037 1.22 – 0.04 40.0
1.73 (d) 218,500 1.18 – 0.06 51.6
23.33 (d) 228,263 1.23 – (0.11) 67.5
(19.52) (c),(d) 22,021 1.97 (e) – (1.00) (e) 18.9 (e)
52.89 (d) 29,570 1.96 – (1.18) 38.0
2.85 (d) 21,727 2.03 – (0 .87) 41.6
6.44 (d) 26,671 2.04 (f) – (0.77) 40.0
0.93 (d) 34,505 1.98 (f) – (0.75) 51.6
22.39 (d) 31,527 2.02 (f) – (0.91) 67.5
(19.10) (c),(d) 201,466 0.97 (e),(g) 0.99 (e),(h) 0.00 (e) 18.9 (e)
54.39 (d),(i) 259,335 0.98 (g) 1.00 (h) (0.20) 38.0
3.88 (d),(i) 175,489 1.03 (g) 1.06 (h) 0.12 41.6
7.50 (d) 189,772 1.06 (g) 1.09 (h) 0.20 40.0
1.93 (d) 191,225 1.02 (g) 1.05 (h) 0.22 51.6
23.56 (d) 203,083 1.05 (g) 1.08 (h) 0.07 67.5
(19.08) (c) 481,903 0.85 (e),(f) – 0.12 (e) 18.9 (e)
54.64 577,259 0.85 (f) – (0.09) 38.0
4.07 147,591 0.85 (f) – 0.28 41.6
7.72 (i) 107,829 0.85 (f) – 0.41 40.0
2.12 (i) 91,484 0.81 (f) – 0.42 51.6
23.89 73,867 0.80 (f) – 0.32 67.5
(19.34) (c),(i) 2,076 1.62 (e) – (0.64) (e) 18.9 (e)
53.43 (i) 2,847 1.62 – (0.84) 38.0
3.24 1,825 1.63 – (0.48) 41.6
6.91 2,407 1.63 – (0.37) 40.0
1.25 2,403 1.63 – (0.38) 51.6
22.86 2,917 1.65 – (0.54) 67.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2022(b) $ 30.51 ( $ 0.04) ( $ 5.59) ( $ 5.63) $ – ( $ 2.13) ( $ 2.13) $ 22.75
2021 20.28 (0.15) 10.94 10.79 – (0.56) (0.56) 30.51
2020 20.72 (0.03) 0 .80 0.77 – (1.21) (1.21) 20.28
2019 22.55 (0.01) 1.08 1.07 – (2.90) (2.90) 20.72
2018 24.12 (0.02) 0 .42 0.40 – (1.97) (1.97) 22.55
2017 20.01 (0.05) 4.67 4.62 (0.08) (0.43) (0.51) 24.12
R-4 shares
2022(b) 32.15 (0.02) (5.90) (5.92) – (2.13) (2.13) 24.10
2021 21.30 (0.10) 11.51 11.41 – (0.56) (0.56) 32.15
2020 21.69 – 0.84 0.84 (0.02) (1.21) (1.23) 21.30
2019 23.46 0.03 1.14 1.17 (0.04) (2.90) (2.94) 21.69
2018 24.96 0.03 0.44 0.47 – (1.97) (1.97) 23.46
2017 20.70 (0.01) 4.82 4.81 (0.12) (0.43) (0.55) 24.96
R-5 shares
2022(b) 33.14 – (6.10) (6.10) – (2.13) (2.13) 24.91
2021 21.91 (0.07) 11.86 11.79 – (0.56) (0.56) 33.14
2020 22.28 0.03 0.86 0.89 (0.05) (1.21) (1.26) 21.91
2019 24.00 0.06 1.17 1.23 (0.05) (2.90) (2.95) 22 .28
2018 25.47 0.06 0.45 0.51 (0.01) (1.97) (1.98) 24.00
2017 21.10 0.02 4.92 4.94 (0.14) (0.43) (0.57) 25.47
R-6 shares
2022(b) 33.61 0.03 (6.18) (6.15) – (2.13) (2.13) 25.33
2021 22.21 – 12.01 12.01 – (0.61) (0.61) 33.61
2020 22.56 0.08 0.88 0.96 (0.10) (1.21) (1.31) 22.21
2019 24.25 0.11 1.20 1 .31 (0.10) (2.90) (3.00) 22.56
2018 25.72 0.11 0.46 0.57 (0.07) (1.97) (2.04) 24.25
2017(g) 23.47 0 .02 2.85 2.87 (0.19) (0.43) (0.62) 25.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(19.25) % (c) $ 14,552 1.31% (d) (0.33) % (d) 18.9% (d)
53.90 15,267 1.31 (0.54) 38.0
3.60 7,119 1.32 (0.17) 41.6
7.23 9,247 1.32 (0.06) 40.0
1.55 11,352 1.32 (0.07) 51.6
23.27 14,310 1.34 (0.22) 67.5
(19.17) (c) 38,913 1.12 (d) (0.14) (d) 18.9 (d)
54.23 50,467 1.12 (0 .35) 38.0
3.78 28,740 1.13 0.01 41.6
7.42 25,604 1.13 0 .12 40.0
1.80 18,401 1.13 0.10 51.6
23.44 16,508 1.15 (0.04) 67.5
(19.14) (c) 54,723 1.00 (d) 0.00 (d) 18.9 (d)
54.46 44,522 1.00 (0.23) 38.0
3.88 26,842 1.01 0.13 41.6
7.55 23,288 1.01 0.26 40.0
1.92 22,556 1.01 0.22 51.6
23.62 20,270 1.03 0.10 67.5
(19.01) (c) 181,767 0.75 (d),(e) 0.21 (d) 18.9 (d)
54.76 169,609 0.75 (e) 0.01 38.0
4.14 75,621 0.77 (e) 0.37 41.6
7.82 (f) 62,428 0.77 (e) 0.49 40.0
2.20 (f) 48,252 0.77 (e) 0.42 51.6
12.44 (c) 23,391 0.77 (d),(e) 0.10 (d) 67.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2022(b) $ 13.34 ( $ 0.03) ( $ 3 .08) ( $ 3.11) ( $ 2.45) ( $ 2.45) $ 7.78
2021 10.37 (0.09) 3.94 3.85 (0.88) (0.88) 13.34
2020 9.29 (0.07) 2.16 2.09 (1.01) (1.01) 10.37
2019 10.56 (0.07) 0.69 0.62 (1.89) (1.89) 9.29
2018 10.88 (0.09) 1.04 0.95 (1.27) (1.27) 10.56
2017 8.59 (0.09) 2.74 2.65 (0.36) (0.36) 10.88
Institutional shares
2022(b) 20.54 (0.04) (4.99) (5.03) (2.45) (2.45) 13.06
2021 15 .56 (0.12) 5.98 5.86 (0.88) (0.88) 20.54
2020 13.45 (0.08) 3.20 3.12 (1.01) (1.01) 15.56
2019 14.29 (0.07) 1.12 1.05 (1.89) (1.89) 13.45
2018 14.27 (0.08) 1.37 1.29 (1.27) (1.27) 14.29
2017 11.13 (0.06) 3.56 3.50 (0.36) (0.36) 14.27
R-1 shares
2022(b) 15.05 (0.07) (3.53) (3.60) (2.45) (2.45) 9.00
2021 11.67 (0.19) 4.45 4.26 (0.88) (0.88) 15.05
2020 10.40 (0.14) 2.42 2.28 (1.01) (1.01) 11.67
2019 11.62 (0.14) 0.81 0.67 (1.89) (1.89) 10.40
2018 11.91 (0.17) 1.15 0.98 (1.27) (1.27) 11.62
2017 9.42 (0.15) 3.00 2.85 (0.36) (0.36) 11.91
R-3 shares
2022(b) 15.96 (0.06) (3.77) (3.83) (2.45) (2.45) 9.68
2021 12.30 (0.16) 4.70 4.54 (0.88) (0.88) 15.96
2020 10.87 (0.11) 2.55 2.44 (1.01) (1.01) 12.30
2019 12.02 (0.11) 0.85 0.74 (1.89) (1.89) 10.87
2018 12.25 (0.14) 1.18 1.04 (1.27) (1.27) 12.02
2017 9.65 (0.12) 3.08 2.96 (0.36) (0.36) 12.25
R-4 shares
2022(b) 17.51 (0.05) (4.19) (4.24) (2.45) (2.45) 10.82
2021 13.40 (0.14) 5.13 4.99 (0.88) (0.88) 17.51
2020 11.74 (0.10) 2.77 2.67 (1.01) (1.01) 13.40
2019 12.79 (0.10) 0.94 0.84 (1.89) (1.89) 11.74
2018 12.94 (0.12) 1.24 1.12 (1.27) (1.27) 12.79
2017 10.15 (0.11) 3.26 3.15 (0.36) (0.36) 12.94
R-5 shares
2022(b) 18.71 (0.04) (4.51) (4.55) (2.45) (2.45) 11.71
2021 14.25 (0.13) 5.47 5.34 (0.88) (0.88) 18.71
2020 12.42 (0.09) 2.93 2.84 (1.01) (1.01) 14.25
2019 13.39 ( 0 .09) 1.01 0.92 (1.89) (1.89) 12.42
2018 13.47 (0.11) 1.30 1.19 (1.27) (1.27) 13.39
2017 10.55 (0.10) 3.38 3.28 (0.36) (0.36) 13.47
R-6 shares
2022(b) 20.56 (0.03) (5.01) (5.04) (2.45) (2.45) 13.07
2021 15.55 (0.10) 5.99 5.89 (0.88) (0.88) 20.56
2020 13.43 (0.06) 3.19 3.13 (1.01) (1.01) 15.55
2019 14.27 (0.06) 1.11 1.05 (1.89) (1.89) 13.43
2018 14.25 (0.08) 1.37 1.29 (1.27) (1.27) 14 .27
2017 11.11 (0.08) 3.58 3.50 (0.36) (0.36) 14.25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(26.86) % (c),(d) $ 70,882 1.09% (e),(f) 1.13% (e),(g) (0.61) % (e) 44.2% (e)
38.18 (d) 103,343 1.07 (f) 1.11 (g) (0.74) 62.1
24.24 (d) 78,084 1.16 (f) 1.22 (g) (0.75) 67.6
10.17 (d) 69,567 1 .33 (f) 1.45 (g) (0.81) 57.4
8.82 (d) 66,138 1.29 (f) 1.41 (g) (0.81) 68.8
31 .61 (d) 58,650 1.36 (f) 1.47 (g) (0.91) 52.3
(26.82) (c),(h) 204,151 0.95 (e),(i) – (0.47) (e) 44.2 (e)
38.44 (h) 300,718 0.93 (i) – (0.60) 62.1
24.51 (h) 222,802 0.97 (i) – (0.57) 67.6
10.50 (h) 148,229 1.02 (i) – (0.50) 57.4
9.12 152,106 1.02 (i) – (0 .54) 68.8
32.04 163,287 1.02 (i) – (0.53) 52.3
(27.15) (c) ,(h) 1,938 1.71 (e),(i) – (1.24) (e) 44.2 (e)
37.37 (h) 2,523 1.71 (i) – (1.38) 62.1
23.53 (h) 1,980 1.75 (i) – (1.34) 67.6
9.59 1,757 1.87 (i) – (1.35) 57.4
8.27 2,255 1.87 (i) – (1.39) 68.8
30.92 2,363 1.88 (i) – (1.42) 52.3
(26.98) (c) 15,314 1.40 (e),(i) – (0.93) (e) 44.2 (e)
37.78 18,489 1.40 (i) – (1.07) 62.1
23.92 13,013 1.44 (i) – (1.03) 67.6
9.90 13,075 1.56 (i) – (1.04) 57.4
8.54 14,357 1.56 (i) – (1.08) 68.8
31.34 17,282 1.57 (i) – (1.11) 52.3
(26.98) (c),(h) 10,989 1.21 (e),(i) – (0.73) (e) 44.2 (e)
38.13 (h) 21,478 1.21 (i) – (0.88) 62.1
24.12 15,438 1.25 (i) – (0.84) 67.6
10.11 12,710 1.37 (i) – (0.85) 57.4
8.72 12,526 1.37 (i) – (0.89) 68.8
31.67 12,382 1.38 (i) – (0.91) 52.3
(26.85) (c) 37,296 1.09 (e),(i) – (0.61) (e) 44.2 (e)
38.24 50,285 1.09 (i) – (0.75) 62.1
24.17 42,541 1.13 (i) – (0.72) 67.6
10.29 37,322 1.25 (i) – (0.73) 57.4
8.91 43,250 1.25 (i) – (0.77) 68.8
31.71 40,715 1.26 (i) – (0.80) 52.3
(26.81) (c) 2,024,004 0.83 (e),(i) – (0.36) (e) 44.2 (e)
38.60 2,780,704 0.83 (i) – (0.50) 62.1
24.63 (h) 1,817,204 0.86 (i) – (0.46) 67.6
10.52 (h) 1,497,648 0.99 (i) – (0.48) 57.4
9.13 1,457,244 0.99 (i) – (0.52) 68.8
32.10 1,299,913 1.01 (i) – (0.63) 52.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2022(b) $ 31.18 $ 0.15 ( $ 3.49) ( $ 3.34) ( $ 0.25) ( $ 2.49) ( $ 2.74) $ 25.10
2021 20.17 0.24 11.32 11.56 (0.24) (0.31) ( 0 .55) 31.18
2020 23.55 0.21 (1.85) (1.64) (0.26) (1.48) (1.74) 20.17
2019 26.23 0.23 0.04 0.27 (0.27) (2.68) (2.95) 23.55
2018 26.68 0.24 1.10 1.34 (0.25) (1.54) (1.79) 26.23
2017 22.37 0.23 5.75 5.98 (0.22) (1.45) (1.67) 26.68
Institutional shares
2022(b) 33.36 0.19 (3.75) (3.56) (0.30) (2.49) (2.79) 27.01
2021 21.54 0.31 12.09 12.40 (0.27) (0.31) (0.58) 33.36
2020 25.03 0.27 (1.98) (1.71) (0.30) (1.48) (1.78) 21.54
2019 27.68 0.30 0.05 0.35 (0.32) (2.68) (3.00) 25.03
2018 28.06 0.31 1.15 1.46 (0.30) (1.54) (1.84) 27.68
2017 23.44 0.30 6.04 6.34 (0.27) (1.45) (1.72) 28.06
R-1 shares
2022(b) 32.59 0.06 (3.67) (3.61) (0.02) (2.49) (2.51) 26.47
2021 21.08 0.06 11.85 11.91 (0.09) (0.31) (0.40) 32.59
2020 24.50 0.09 (1.95) (1.86) (0.08) (1.48) (1.56) 21.08
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
2018 27.53 0.07 1.14 1.21 (0.09) (1.54) (1.63) 27.11
2017 23.06 0 .09 5.92 6.01 (0.09) (1.45) (1.54) 27.53
R-3 shares
2022(b) 34.04 0.11 (3.83) (3.72) (0.14) (2.49) (2.63) 27.69
2021 21.99 0.16 12.35 12.51 (0.15) (0.31) (0.46) 34.04
2020 25.52 0.16 (2.02) (1.86) (0.19) (1.48) (1.67) 21.99
2019 28.12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
2018 28.49 0.17 1.17 1.34 (0.17) (1.54) (1.71) 28.12
2017 23.79 0.17 6.13 6.30 (0.15) (1.45) (1.60) 28.49
R-4 shares
2022(b) 34.52 0.14 (3.89) (3.75) (0.18) (2.49) (2.67) 28.10
2021 22.28 0.22 12.53 12.75 (0.20) (0.31) (0.51) 34.52
2020 25.84 0.21 (2.07) (1.86) (0.22) (1.48) (1.70) 22.28
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
2018 28.77 0.23 1.19 1.42 (0.22) (1.54) (1.76) 28.43
2017 24.01 0.22 6.18 6.40 (0.19) (1.45) (1.64) 28.77
R-5 shares
2022(b) 34.76 0.16 (3.91) (3.75) (0.23) (2.49) (2.72) 28.29
2021 22.44 0.26 12.60 12.86 (0.23) (0.31) (0.54) 34.76
2020 26.00 0.23 (2.06) (1.83) (0.25) (1.48) (1.73) 22.44
2019 28.59 0.27 0 .08 0.35 (0.26) (2.68) (2.94) 26.00
2018 28.93 0.26 1.19 1.45 (0.25) (1.54) (1.79) 28.59
2017 24.13 0.26 6.21 6.47 (0.22) (1.45) (1.67) 28.93
R-6 shares
2022(b) 33.35 0.19 (3.74) (3.55) (0.32) (2.49) (2.81) 26.99
2021 21.54 0.33 12.08 12.41 (0.29) (0.31) (0.60) 33.35
2020 25.03 0.27 (1.96) (1.69) (0.32) (1.48) (1.80) 21.54
2019 27.67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03
2018 28.05 0.32 1.15 1.47 (0.31) (1.54) (1.85) 27.67
2017(j) 26.52 0.27 2.99 3.26 (0.28) (1.45) (1.73) 28.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(11.43) % (c),(d) $ 181,530 0.39% (e),(f) 0.41% (e),(g) 1.06% (e) 13.6% (e)
57.97 (d) 209,971 0.39 (f) 0.41 (g) 0.83 11.9
(7.93) (d) 136,338 0.42 (f) 0.45 (g) 1.02 21.4
2.86 (d) 171,912 0.44 (f) 0.47 (g) 1.01 16.8
5.14 (d) 182,777 0.41 (f) 0.44 (g) 0 .89 17.4
27.32 (d) 182,503 0.43 (f) 0.46 (g) 0.94 14.0
(11.36) (c) 249,449 0.21 (e),(h) – 1.24 (e) 13.6 (e)
58.26 291,508 0.21 (h) – 1.01 11.9
(7.75) 218,125 0.24 (h) – 1.22 21.4
3.04 330,036 0.24 (h) – 1.21 16.8
5.32 359,661 0.22 (h) – 1.08 17.4
27.64 395,731 0.22 (h) – 1.17 14.0
(11.74) (c),(i) 7,015 1.04 (e) – 0.41 (e) 13.6 (e)
56.98 (i) 8,077 1.04 – 0.18 11.9
(8.48) 6,987 1.04 – 0.42 21.4
2.24 10,201 1.04 – 0.41 16.8
4.46 12,877 1.04 – 0.26 17.4
26.56 13,654 1.04 – 0.34 14.0
(11.58) (c) 86,799 0.73 (e) – 0.72 (e) 13.6 (e)
57.42 103,119 0.73 – 0.49 11.9
(8.19) 71,759 0.73 – 0.72 21.4
2.55 101,745 0.73 – 0.73 16.8
4.77 109,187 0.73 – 0.57 17.4
26.99 122,349 0.73 – 0.65 14.0
(11.50) (c) 35,037 0.54 (e) – 0.91 (e) 13.6 (e)
57.78 45,339 0.54 – 0.68 11.9
(8.07) 39,413 0.54 – 0.92 21.4
2.75 57,686 0.54 – 0.92 16.8
5.01 74,989 0.54 – 0.76 17.4
27.20 90,479 0.54 – 0.83 14.0
(11.43) (c) 109,183 0.42 (e) – 1.03 (e) 13.6 (e)
57.89 128,741 0.42 – 0.80 11.9
(7.91) 92,028 0.42 – 1.04 21.4
2.89 132,921 0.42 – 1.04 16.8
5.10 179,867 0.42 – 0.88 17.4
27.38 195,569 0.42 – 0.96 14.0
(11.35) (c) 537,706 0 .16 (e),(h) – 1.29 (e) 13.6 (e)
58.33 646,055 0.16 (h) – 1.06 11.9
(7.67) 459,359 0.16 (h) – 1.28 21.4
3.14 464,412 0.17 (h) – 1.28 16.8
5.37 383,063 0.16 (h) – 1.12 17.4
12.82 (c) 315,680 0.17 (e),(h) – 1.08 (e) 14.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2022(b) $ 14.02 $ 0.03 ( $ 0.76) ( $ 0.73) ( $ 0.06) ( $ 1.85) ( $ 1.91) $ 11.38
2021 8.63 0.04 5.39 5.43 (0.04) – (0.04) 14.02
2020 10.19 0.04 (1.55) (1.51) (0.05) – (0.05) 8.63
2019 11.78 0.05 0.19 0.24 ( 0 .05) (1.78) (1.83) 10.19
2018 13.42 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.78
2017 11.66 (0.01) 2.51 2.50 (0.02) (0.72) (0.74) 13.42
Institutional shares
2022(b) 14.50 0.05 (0.79) (0.74) (0.09) (1.85) (1.94) 11 .82
2021 8.94 0.09 5.56 5.65 (0.09) – (0.09) 14.50
2020 10.55 0.08 (1.59) (1.51) (0.10) – (0.10) 8.94
2019 12.12 0.10 0.20 0.30 (0.09) (1.78) (1.87) 10.55
2018 13.77 0.07 (0.36) (0.29) (0.06) (1.30) (1.36) 12.12
2017 11.94 0.06 2.55 2.61 (0.06) (0.72) (0.78) 13.77
R-1 shares
2022(b) 12.79 (0.01) (0.68) (0.69) – (1.85) (1.85) 10.25
2021 7.90 (0.02) 4.92 4.90 (0.01) – (0.01) 12.79
2020 9.32 0.01 (1.43) (1.42) – – – 7.90
2019 10.93 0.01 0.16 0.17 – (1.78) (1.78) 9.32
2018 12.59 (0.04) (0.32) (0.36) – (1.30) (1.30) 10.93
2017 11.01 (0.06) 2.36 2.30 – (0.72) (0.72) 12.59
R-3 shares
2022(b) 13.76 0.01 (0.74) (0.73) (0.03) (1.85) (1.88) 11.15
2021 8.48 0.02 5.29 5.31 (0.03) – (0.03) 13.76
2020 10.01 0.03 (1.52) (1.49) (0.04) – (0.04) 8.48
2019 11.59 0.04 0.18 0.22 (0.02) (1.78) (1.80) 10.01
2018 13.23 – (0.34) (0.34) – (1.30) (1.30) 11.59
2017 11.51 (0.02) 2.46 2.44 – (0.72) (0.72) 13.23
R-4 shares
2022(b) 14.02 0.03 (0.77) (0.74) (0.05) (1.85) (1.90) 11.38
2021 8.63 0.05 5.39 5.44 (0.05) – (0.05) 14.02
2020 10.19 0.05 (1.55) (1.50) (0.06) – (0.06) 8.63
2019 11.77 0.06 0.18 0.24 (0.04) (1.78) (1.82) 10.19
2018 13.41 0.02 (0.35) ( 0 .33) (0.01) (1.30) (1.31) 11.77
2017 11.65 – 2.50 2.50 (0.02) (0.72) (0.74) 13.41
R-5 shares
2022(b) 14.20 0.03 (0.76) (0.73) (0.07) (1.85) (1.92) 11.55
2021 8.75 0.06 5.45 5.51 (0.06) – (0.06) 14.20
2020 10.33 0.06 (1.57) (1.51) (0.07) – (0.07) 8.75
2019 11.91 0.07 0.19 0.26 (0.06) (1.78) (1.84) 10.33
2018 13.55 0.04 (0.35) (0.31) (0.03) (1.30) (1.33) 11.91
2017 11.77 0.02 2.52 2.54 (0.04) (0.72) (0.76) 13.55
R-6 shares
2022(b) 14.50 0.05 (0.78) (0.73) (0.10) (1.85) (1.95) 11.82
2021 8.93 0.10 5.56 5.66 (0.09) – (0.09) 14.50
2020 10.54 0.09 (1.60) (1.51) (0.10) – (0.10) 8.93
2019 12.12 0.10 0.19 0.29 (0.09) (1.78) (1.87) 10.54
2018 13.76 0.07 (0.35) (0.28) (0.06) (1.30) (1.36) 12.12
2017 11.93 0.03 2.58 2.61 (0.06) (0.72) (0.78) 13.76

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(5.66) % (c),(d) $ 21,475 1.26% (e),(f) 1.30% (e),(g) 0.43% (e) 47.5% (e)
63.03 (d) 23,564 1.29 (f) 1.33 (g) 0.35 87.5
(14.92) (d) 11,752 1.48 (f) 1.54 (g) 0.42 92.2
4.60 (d) 16,348 1.45 (f) 1.52 (g) 0.46 76.1
(3.18) (d) 17,180 1.36 (f) 1.43 (g) 0.13 84.1
21.66 (d) 19,406 1.40 (f) 1.45 (g) (0.04) 58.6
(5.50) (c) 176,863 0.96 (e),(h) – 0.75 (e) 47.5 (e)
63.45 204,526 0.96 (h) – 0.70 87.5
(14.51) 103,672 0.98 (h) – 0.90 92.2
5.09 116,450 0.99 (h) – 0.92 76.1
(2.80) 129,984 1.00 (h) – 0.49 84.1
22.11 186,765 0.99 (h) – 0.43 58.6
(5.84) (c) 755 1.80 (e),(h) – (0.12) (e) 47.5 (e)
62 .06 741 1.80 (h) – (0.13) 87.5
(15.21) 583 1.84 (h) – 0.06 92.2
4 .21 871 1.84 (h) – 0.07 76.1
(3.61) 983 1.84 (h) – (0.35) 84.1
21.05 1,200 1.85 (h) – (0.47) 58.6
(5.76) (c) 5,714 1.49 (e),(h) – 0.20 (e) 47.5 (e)
62.67 6,089 1.49 (h) – 0.14 87.5
(14.99) 3,599 1.53 (h) – 0.39 92.2
4.51 6,798 1.53 (h) – 0.39 76.1
(3.27) 9,087 1.53 (h) – (0.04) 84.1
21.41 12,261 1.54 (h) – (0.17) 58.6
(5 .70) (c) 2,730 1.30 (e),(h) – 0.43 (e) 47.5 (e)
63.15 4,153 1.30 (h) – 0.37 87.5
(14.84) 2,278 1.34 (h) – 0.59 92.2
4.67 4,746 1.34 (h) – 0.57 76.1
(3.14) 4,824 1.34 (h) – 0.15 84.1
21.64 6,883 1.35 (h) – 0.02 58.6
(5.60) (c) 14,462 1.18 (e),(h) – 0.53 (e) 47.5 (e)
63.22 16,754 1 .18 (h) – 0.49 87.5
(14.74) 14,788 1.22 (h) – 0.69 92.2
4 .80 19,469 1.22 (h) – 0.70 76.1
(2.99) 23,256 1.22 (h) – 0.28 84.1
21.78 31,863 1.23 (h) – 0.13 58.6
(5.47) (c) 924,690 0.93 (e),(h) – 0.78 (e) 47.5 (e)
63.66 1,150,438 0.93 (h) – 0.72 87.5
(14.51) 663,938 0.96 (h) – 0.94 92.2
5.05 840,894 0.97 (h) – 0.94 76.1
(2.70) 885,580 0.96 (h) – 0.54 84.1
22.13 967,766 0.97 (h) – 0.25 58.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2022(b) $ 7 .61 $ 0 .08 ( $ 0 .79 ) ( $ 0 .71 ) ( $ 0 .08 ) ( $ 0 .08 ) $ 6 .82
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
2020 7 .43 0 .18 ( 0 .04 ) 0 .14 ( 0 .17 ) ( 0 .17 ) 7 .40
2019 6 .95 0 .24 0 .47 0 .71 ( 0 .23 ) ( 0 .23 ) 7 .43
2018 7 .24 0 .28 ( 0 .31 ) ( 0 .03 ) ( 0 .26 ) ( 0 .26 ) 6 .95
2017 7 .42 0 .29 ( 0 .20 ) 0 .09 ( 0 .27 ) ( 0 .27 ) 7 .24
Class C shares
2022(b) 7 .63 0 .05 ( 0 .79 ) ( 0 .74 ) ( 0 .05 ) ( 0 .05 ) 6 .84
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
2020 7 .46 0 .12 ( 0 .04 ) 0 .08 ( 0 .11 ) ( 0 .11 ) 7 .43
2019 6 .97 0 .19 0 .47 0 .66 ( 0 .17 ) ( 0 .17 ) 7 .46
2018 7 .27 0 .22 ( 0 .32 ) ( 0 .10 ) ( 0 .20 ) ( 0 .20 ) 6 .97
2017 7 .44 0 .23 ( 0 .19 ) 0 .04 ( 0 .21 ) ( 0 .21 ) 7 .27
Institutional shares
2022(b) 7 .61 0 .09 ( 0 .78 ) ( 0 .69 ) ( 0 .09 ) ( 0 .09 ) 6 .83
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61
2020 7 .44 0 .21 ( 0 .05 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 7 .41
2019 6 .95 0 .26 0 .48 0 .74 ( 0 .25 ) ( 0 .25 ) 7 .44
2018 7 .25 0 .29 ( 0 .31 ) ( 0 .02 ) ( 0 .28 ) ( 0 .28 ) 6 .95
2017 7 .43 0 .31 ( 0 .20 ) 0 .11 ( 0 .29 ) ( 0 .29 ) 7 .25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 9 .44 ) % (c) ,(d) $ 356,908 0 .76% (e) 0 .73% (e) ,(f) 2 .16% (e) 66 .9% (e)
5 .19 (d) 417,381 0 .79 0 .76 (f) 2 .18 24 .8
1 .89 (d) 356,581 0 .81 0 .77 (f) 2 .50 66 .7
10 .28 (d) 358,580 0 .86 0 .79 (f) 3 .36 64 .0
( 0 .42 ) (d) 269,439 0 .85 0 .78 (f) 3 .87 65 .8
1 .29 (d) 277,289 0 .83 0 .79 (f) 3 .97 30 .9
( 9 .80 ) (c) ,(d) 29,180 1 .60 (e) ,(g) 1 .57 (e) ,(f) ,(g) 1 .32 (e) 66 .9 (e)
4 .17 (d) 35,338 1 .61 (g) 1 .58 (f) ,(g) 1 .37 24 .8
1 .05 (d) 38,229 1 .63 (g) 1 .59 (f) ,(g) 1 .69 66 .7
9 .51 (d) 39,162 1 .67 (g) 1 .60 (f) ,(g) 2 .55 64 .0
( 1 .38 ) (d) 26,337 1 .67 (g) 1 .60 (f) ,(g) 3 .05 65 .8
0 .60 (d) 27,133 1 .64 (g) 1 .60 (f) ,(g) 3 .16 30 .9
( 9 .31 ) (c) ,(h) 331,102 0 .50 (e) ,(g) 0 .47 (e) ,(f) ,(g) 2 .43 (e) 66 .9 (e)
5 .44 (h) 345,082 0 .54 (g) 0 .51 (f) ,(g) 2 .42 24 .8
2 .14 248,148 0 .56 (g) 0 .52 (f) ,(g) 2 .85 66 .7
10 .73 163,406 0 .59 (g) 0 .52 (f) ,(g) 3 .57 64 .0
( 0 .31 ) 70,842 0 .59 (g) 0 .52 (f) ,(g) 4 .11 65 .8
1 .54 40,449 0 .52 (g) 0 .48 (f) ,(g) 4 .22 30 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the
Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( November 1, 2021 to April 30, 2022 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 904.88 $ 3.59 $ 1,000.00 $ 1,021.03 $ 3.81 0.76%
Class C 1,000.00 901.37 7.40 1,000.00 1,017.01 7.85 1.57
Institutional 1,000.00 906.93 2.41 1,000.00 1,022.27 2.56 0.51
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 904.88 3.45 1,000.00 1,021.17 3.66 0.73
Class C 1,000.00 901.37 7.26 1,000.00 1,017.16 7.70 1.54
Institutional 1,000.00 906.93 2.27 1,000.00 1,022.41 2.41 0.48
Core Fixed Income Fund
Class A 1,000.00 903.81 3.59 1,000.00 1,021.03 3.81 0.76
Class C 1,000.00 900.58 7.54 1,000.00 1,016.86 8.00 1.60
Class J 1,000.00 904.64 2.93 1,000.00 1,021.72 3.11 0.62
Institutional 1,000.00 905.35 2.27 1,000.00 1,022.41 2.41 0.48
R-1 1,000.00 901.81 5.99 1,000.00 1,018.50 6.36 1.27
R-3 1,000.00 903.41 4.53 1,000.00 1,020.03 4.81 0.96
R-4 1,000.00 904.17 3.64 1,000.00 1,020.98 3.86 0.77
R-5 1,000.00 904.53 3.07 1,000.00 1,021.57 3.26 0.65
R-6 1,000.00 905.70 1.84 1,000.00 1,022.86 1.96 0.39

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
Core Plus Bond Fund
Class A $ 1,000.00 $ 900.62 $ 3.96 $ 1,000.00 $ 1,020.63 $ 4.21 0.84%
Class J 1,000.00 900.58 3.91 1,000.00 1,020.68 4.16 0.83
Institutional 1,000.00 900.97 2.64 1,000.00 1,022.02 2.81 0.56
R-1 1,000.00 898.10 6.49 1,000.00 1,017.95 6.90 1.38
R-3 1,000.00 898.87 5.04 1,000.00 1,019.49 5.36 1.07
R-4 1,000.00 900.14 4.15 1,000.00 1,020.43 4.41 0.88
R-5 1,000.00 901.28 3.58 1,000.00 1,021.03 3.81 0.76
Diversified Income Fund
Class A 1,000.00 938.89 4.86 1,000.00 1,019.79 5.06 1.01
Class C 1,000.00 936.31 8.50 1,000.00 1,016.02 8.85 1.77
Institutional 1,000.00 940.83 3.27 1,000.00 1,021.42 3.41 0.68
R-6 1,000.00 940.84 3.22 1,000.00 1,021.47 3.36 0.67
Diversified International Fund
Class A 1,000.00 849.34 5.59 1,000.00 1,018.74 6.11 1.22
Class C 1,000.00 845.36 9.20 1,000.00 1,014.83 10.04 2.01
Class J 1,000.00 849.70 5.04 1,000.00 1,019.34 5.51 1.10
Institutional 1,000.00 850.69 4.04 1,000.00 1,020.43 4.41 0.88
R-1 1,000.00 847.08 7.65 1,000.00 1,016.51 8.35 1.67
R-3 1,000.00 848.19 6.23 1,000.00 1,018.05 6.80 1.36
R-4 1,000.00 849.71 5.37 1,000.00 1,018.99 5.86 1.17
R-5 1,000.00 849.54 4.82 1,000.00 1,019.59 5.26 1.05
R-6 1,000.00 850.33 3.62 1,000.00 1,020.88 3.96 0.79
Equity Income Fund
Class A 1,000.00 933.12 4.12 1,000.00 1,020.53 4.31 0.86
Class C 1,000.00 929.48 7.75 1,000.00 1,016.76 8.10 1.62
Class J 1,000.00 933.70 3.64 1,000.00 1,021.03 3.81 0.76
Institutional 1,000.00 934.55 2.49 1,000.00 1,022.22 2.61 0.52
R-1 1,000.00 930.72 6.65 1,000.00 1,017.90 6.95 1.39
R-3 1,000.00 932.24 5.17 1,000.00 1,019.44 5.41 1.08
R-4 1,000.00 932.94 4.27 1,000.00 1,020.38 4.46 0.89
R-5 1,000.00 933.58 3.69 1,000.00 1,020.98 3.86 0.77
Finisterre Emerging Markets Total Return Bond Fund
Institutional 1,000.00 933.35 4.03 1,000.00 1,020.63 4.21 0.84
Global Emerging Markets Fund
Class A 1,000.00 824.27 7.01 1,000.00 1,017.11 7.75 1.55
Class C 1,000.00 820.37 11.10 1,000.00 1,012.60 12.28 2.46
Class J 1,000.00 825.13 6.20 1,000.00 1,018.00 6.85 1.37
Institutional 1,000.00 825.49 5.43 1,000.00 1,018.84 6.01 1.20
R-1 1,000.00 822.60 9.08 1,000.00 1,014.83 10.04 2.01
R-3 1,000.00 823.59 7.69 1,000.00 1,016.36 8.50 1.70
R-4 1,000.00 824.47 6.83 1,000.00 1,017.31 7.55 1.51
R-5 1,000.00 824.86 6.29 1,000.00 1,017.90 6.95 1.39
R-6 1,000.00 826.10 4.94 1,000.00 1,019.39 5.46 1.09

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
Global Real Estate Securities Fund
Class A $ 1,000.00 $ 925.97 $ 6.26 $ 1,000.00 $ 1,018.30 $ 6.56 1.31%
Class C 1,000.00 921.45 10.15 1,000.00 1,014.23 10.64 2.13
Institutional 1,000.00 926.76 4.54 1,000.00 1,020.08 4.76 0.95
R-3 1,000.00 924.38 6.92 1,000.00 1,017.60 7.25 1.45
R-4 1,000.00 925.76 6.02 1,000.00 1,018.55 6.31 1.26
R-5 1,000.00 926.86 5.45 1,000.00 1,019.14 5.71 1.14
R-6 1,000.00 927.54 4.21 1,000.00 1,020.43 4.41 0.88
Government & High Quality Bond Fund
Class A 1,000.00 915.08 3.66 1,000.00 1,020.98 3.86 0.77
Class C 1,000.00 910.19 7.72 1,000.00 1,016.71 8.15 1.63
Class J 1,000.00 914.23 3.80 1,000.00 1,020.83 4.01 0.80
Institutional 1,000.00 915.44 2.47 1,000.00 1,022.22 2.61 0.52
R-1 1,000.00 912.88 6.12 1,000.00 1,018.40 6.46 1.29
R-3 1,000.00 914.29 4.65 1,000.00 1,019.93 4.91 0.98
R-4 1,000.00 914.28 3.75 1,000.00 1,020.88 3.96 0.79
R-5 1,000.00 915.80 3.18 1,000.00 1,021.47 3.36 0.67
Government Money Market Fund
Institutional 1,000.00 1,000.09 0.55 1,000.00 1,024.25 0.55 0.11
High Income Fund
Institutional 1,000.00 937.51 2.88 1,000.00 1,021.82 3.01 0.60
High Yield Fund
Class A 1,000.00 945.27 4.39 1,000.00 1,020.28 4.56 0.91
Class C 1,000.00 939.67 8.08 1,000.00 1,016.46 8.40 1.68
Institutional 1,000.00 944.95 2.94 1,000.00 1,021.77 3.06 0.61
R-6 1,000.00 945.37 2.51 1,000.00 1,022.22 2.61 0.52
Inflation Protection Fund
Class J 1,000.00 958.38 3.54 1,000.00 1,021.17 3.66 0.73
Institutional 1,000.00 960.34 1.94 1,000.00 1,022.81 2.01 0.40
R-1 1,000.00 956.47 6.16 1,000.00 1,018.50 6.36 1.27
R-3 1,000.00 958.23 4.66 1,000.00 1,020.03 4.81 0.96
R-4 1,000.00 958.57 3.74 1,000.00 1,020.98 3.86 0.77
R-5 1,000.00 958.70 3.16 1,000.00 1,021.57 3.26 0.65
International Fund I
Institutional 1,000.00 824.36 4.12 1,000.00 1,020.28 4.56 0.91
R-1 1,000.00 821.92 7.63 1,000.00 1,016.41 8.45 1.69
R-3 1,000.00 823.21 6.24 1,000.00 1,017.95 6.90 1.38
R-4 1,000.00 823.47 5.38 1,000.00 1,018.89 5.96 1.19
R-5 1,000.00 824.35 4.84 1,000.00 1,019.49 5.36 1.07
R-6 1,000.00 825.13 3.62 1,000.00 1,020.83 4.01 0.80

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
LargeCap Growth Fund I
Class A $ 1,000.00 $ 746.73 $ 4.11 $ 1,000.00 $ 1,020.08 $ 4.76 0.95%
Class J 1,000.00 747.08 3.38 1,000.00 1,020.93 3.91 0.78
Institutional 1,000.00 747.33 2.95 1,000.00 1,021.42 3.41 0.68
R-1 1,000.00 744.49 6.36 1,000.00 1,017.50 7.35 1.47
R-3 1,000.00 745.42 5.02 1,000.00 1,019.04 5.81 1.16
R-4 1,000.00 746.28 4.20 1,000.00 1,019.98 4.86 0.97
R-5 1,000.00 746.93 3.68 1,000.00 1,020.58 4.26 0.85
R-6 1,000.00 747.89 2.56 1,000.00 1,021.87 2.96 0.59
LargeCap S&P 500 Index Fund
Class A 1,000.00 901.94 1.84 1,000.00 1,022.86 1.96 0.39
Class C 1,000.00 897.71 6.07 1,000.00 1,018.40 6.46 1.29
Class J 1,000.00 901.95 1.60 1,000.00 1,023.11 1.71 0.34
Institutional 1,000.00 902.72 0.75 1,000.00 1,024.00 0.80 0.16
R-1 1,000.00 898.91 4.85 1,000.00 1,019.69 5.16 1.03
R-3 1,000.00 900.27 3.39 1,000.00 1,021.22 3.61 0.72
R-4 1,000.00 901.14 2.50 1,000.00 1,022.17 2.66 0.53
R-5 1,000.00 901.76 1.93 1,000.00 1,022.76 2.06 0.41
LargeCap Value Fund III
Class J 1,000.00 956.78 4.66 1,000.00 1,020.03 4.81 0.96
Institutional 1,000.00 958.54 3.40 1,000.00 1,021.32 3.51 0.70
R-1 1,000.00 954.21 7.61 1,000.00 1,017.01 7.85 1.57
R-3 1,000.00 955.30 6.11 1,000.00 1,018.55 6.31 1.26
R-4 1,000.00 956.03 5.19 1,000.00 1,019.49 5.36 1.07
R-5 1,000.00 957.08 4.61 1,000.00 1,020.08 4.76 0.95
MidCap Fund
Class A 1,000.00 824.64 4.21 1,000.00 1,020.18 4.66 0.93
Class C 1,000.00 821.38 7.68 1,000.00 1,016.36 8.50 1.70
Class J 1,000.00 825.25 3.53 1,000.00 1,020.93 3.91 0.78
Institutional 1,000.00 825.74 3.03 1,000.00 1,021.47 3.36 0.67
R-1 1,000.00 822.46 6.60 1,000.00 1,017.55 7.30 1.46
R-3 1,000.00 823.67 5.20 1,000.00 1,019.09 5.76 1.15
R-4 1,000.00 824.57 4.34 1,000.00 1,020.03 4.81 0.96
R-5 1,000.00 825.01 3.80 1,000.00 1,020.63 4.21 0.84
R-6 1,000.00 826.17 2.63 1,000.00 1,021.92 2.91 0.58
MidCap Growth Fund
Class J 1,000.00 754.03 3.87 1,000.00 1,020.38 4.46 0.89
Institutional 1,000.00 753.62 3.26 1,000.00 1,021.08 3.76 0.75
R-1 1,000.00 751.48 6.69 1,000.00 1,017.16 7.70 1.54
R-3 1,000.00 751.65 5.34 1,000.00 1,018.70 6.16 1.23
R-4 1,000.00 753.12 4.52 1,000.00 1,019.64 5.21 1.04
R-5 1,000.00 753.33 4.00 1,000.00 1,020.23 4.61 0.92
MidCap Growth Fund III
Class J 1,000.00 756.76 4.92 1,000.00 1,019.19 5.66 1.13
Institutional 1,000.00 757.47 3.75 1,000.00 1,020.53 4.31 0.86
R-1 1,000.00 754.40 7.53 1,000.00 1,016.22 8.65 1.73
R-3 1,000.00 755.55 6.18 1,000.00 1,017.75 7.10 1.42
R-4 1,000.00 756.29 5.36 1,000.00 1,018.70 6.16 1.23
R-5 1,000.00 756.99 4.84 1,000.00 1,019.29 5.56 1.11

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
MidCap S&P 400 Index Fund
Class J $ 1,000.00 $ 899.28 $ 1.79 $ 1,000.00 $ 1,022.91 $ 1.91 0.38%
Institutional 1,000.00 900.26 1.04 1,000.00 1,023.70 1.10 0.22
R-1 1,000.00 896.58 4.89 1,000.00 1,019.64 5.21 1.04
R-3 1,000.00 898.05 3.44 1,000.00 1,021.17 3.66 0.73
R-4 1,000.00 899.09 2.54 1,000.00 1,022.12 2.71 0.54
R-5 1,000.00 899.35 1.98 1,000.00 1,022.71 2.11 0.42
R-6 1,000.00 900.39 0.75 1,000.00 1,024.00 0.80 0.16
MidCap Value Fund I
Class A 1,000.00 981.24 5.31 1,000.00 1,019.44 5.41 1.08
Class J 1,000.00 982.45 4.28 1,000.00 1,020.48 4.36 0.87
Institutional 1,000.00 983.08 3.39 1,000.00 1,021.37 3.46 0.69
R-1 1,000.00 979.26 7.36 1,000.00 1,017.36 7.50 1.50
R-3 1,000.00 980.74 5.84 1,000.00 1,018.89 5.96 1.19
R-4 1,000.00 981.66 4.91 1,000.00 1,019.84 5.01 1.00
R-5 1,000.00 982.00 4.32 1,000.00 1,020.43 4.41 0.88
R-6 1,000.00 983.46 3.10 1,000.00 1,021.67 3.16 0.63
Money Market Fund
Class A 1,000.00 1,000.00 1.09 1,000.00 1,023.70 1.10 0.22
Class J 1,000.00 1,000.00 1.09 1,000.00 1,023.70 1.10 0.22
Overseas Fund
Institutional 1,000.00 947.07 4.73 1,000.00 1,019.93 4.91 0.98
R-1 1,000.00 943.40 8.82 1,000.00 1,015.72 9.15 1.83
R-3 1,000.00 944.12 7.33 1,000.00 1,017.26 7.60 1.52
R-4 1,000.00 945.84 6.42 1,000.00 1,018.20 6.66 1.33
Principal Capital Appreciation Fund
Class A 1,000.00 887.21 3.60 1,000.00 1,020.98 3.86 0.77
Class C 1,000.00 883.50 7.57 1,000.00 1,016.76 8.10 1.62
Institutional 1,000.00 888.53 2.15 1,000.00 1,022.51 2.31 0.46
R-1 1,000.00 884.78 6.17 1,000.00 1,018.25 6.61 1.32
R-3 1,000.00 886.18 4.72 1,000.00 1,019.79 5.06 1.01
R-4 1,000.00 886.89 3.84 1,000.00 1,020.73 4.11 0.82
R-5 1,000.00 887.51 3.28 1,000.00 1,021.32 3.51 0.70
Principal LifeTime 2010 Fund
Class A 1,000.00 906.62 1.80 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 907.96 0.90 1,000.00 1,023.85 0.95 0.19
Institutional 1,000.00 908.48 0.09 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 904.90 4.20 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 905.52 2.74 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 906.80 1.84 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 906.99 1.28 1,000.00 1,023.46 1.35 0.27
Principal LifeTime 2015 Fund
Institutional 1,000.00 905.85 0.09 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 901.94 4.20 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 903.28 2.74 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 904.30 1.84 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 904.79 1.28 1,000.00 1,023.46 1.35 0.27

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
Principal LifeTime 2020 Fund
Class A $ 1,000.00 $ 898.35 $ 1.65 $ 1,000.00 $ 1,023.06 $ 1.76 0.35%
Class J 1,000.00 898.46 0.80 1,000.00 1,023.95 0.85 0.17
Institutional 1,000.00 900.06 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 896.09 4.14 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 896.76 2.68 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 898.73 1.79 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 898.29 1.22 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2025 Fund
Institutional 1,000.00 893.32 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 889.37 4.12 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 890.81 2.67 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 892.03 1.78 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 892.27 1.22 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2030 Fund
Class A 1,000.00 879.87 1.68 1,000.00 1,023.01 1.81 0.36
Class J 1,000.00 880.59 0.79 1,000.00 1,023.95 0.85 0.17
Institutional 1,000.00 881.45 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 877.95 4.10 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 879.18 2.66 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 879.95 1.77 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 880.10 1.21 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2035 Fund
Institutional 1,000.00 874.66 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 870.74 4.08 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 871.99 2.65 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 872.57 1.76 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 872.92 1.21 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2040 Fund
Class A 1,000.00 866.98 1.71 1,000.00 1,022.96 1.86 0.37
Class J 1,000.00 867.64 0.83 1,000.00 1,023.90 0.90 0.18
Institutional 1,000.00 868.51 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 865.09 4.07 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 866.08 2.64 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 866.80 1.76 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 867.48 1.20 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2045 Fund
Institutional 1,000.00 864.40 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 860.61 4.06 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 862.73 2.63 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 863.15 1.76 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 864.11 1.20 1,000.00 1,023.51 1.30 0.26
Principal LifeTime 2050 Fund
Class A 1,000.00 860.20 1.75 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 861.22 0.97 1,000.00 1,023.75 1.05 0.21
Institutional 1,000.00 862.13 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 858.48 4.06 1,000.00 1,020.43 4.41 0.88
R-3 1,000.00 859.62 2.63 1,000.00 1,021.97 2.86 0.57
R-4 1,000.00 860.57 1.75 1,000.00 1,022.91 1.91 0.38
R-5 1,000.00 860.72 1.20 1,000.00 1,023.51 1.30 0.26

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
Principal LifeTime 2055 Fund
Institutional $ 1,000.00 $ 862.79 $ 0.05 $ 1,000.00 $ 1,024.74 $ 0.05 0.01%
R-1 1,000.00 858.82 4.10 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 860.49 2.68 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 860.47 1.80 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 861.25 1.25 1,000.00 1,023.46 1.35 0.27
Principal LifeTime 2060 Fund
Class J 1,000.00 861.41 1.75 1,000.00 1,022.91 1.91 0.38
Institutional 1,000.00 862.98 0.05 1,000.00 1,024.74 0.05 0.01
R-1 1,000.00 859.41 4.10 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 860.48 2.68 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 861.23 1.80 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 861.70 1.25 1,000.00 1,023.46 1.35 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 863.00 0.28 1,000.00 1,024.50 0.30 0.06
R-1 1,000.00 859.02 4.15 1,000.00 1,020.33 4.51 0.90
R-3 1,000.00 860.36 2.72 1,000.00 1,021.87 2.96 0.59
R-4 1,000.00 861.39 1.85 1,000.00 1,022.81 2.01 0.40
R-5 1,000.00 862.10 1.29 1,000.00 1,023.41 1.40 0.28
Principal LifeTime Hybrid 2015 Fund
Class J 1,000.00 913.13 1.00 1,000.00 1,023.75 1.05 0.21
Institutional 1,000.00 913.70 0.24 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 914.10 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2020 Fund
Class J 1,000.00 908.78 0.85 1,000.00 1,023.90 0.90 0.18
Institutional 1,000.00 909.29 0.24 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 909.61 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2025 Fund
Class J 1,000.00 903.38 0.85 1,000.00 1,023.90 0.90 0.18
Institutional 1,000.00 903.92 0.24 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 904.26 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2030 Fund
Class J 1,000.00 893.75 0.89 1,000.00 1,023.85 0.95 0.19
Institutional 1,000.00 894.48 0.23 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 894.06 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2035 Fund
Class J 1,000.00 890.53 0.94 1,000.00 1,023.80 1.00 0.20
Institutional 1,000.00 890.84 0.23 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 891.21 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2040 Fund
Class J 1,000.00 886.44 0.94 1,000.00 1,023.80 1.00 0.20
Institutional 1,000.00 887.37 0.23 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 887.19 0.09 1,000.00 1,024.70 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2045 Fund
Class J $ 1,000.00 $ 884.36 $ 1.07 $ 1,000.00 $ 1,023.65 $ 1.15 0.23%
Institutional 1,000.00 884.96 0.23 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 885.33 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2050 Fund
Class J 1,000.00 883.08 1.17 1,000.00 1,023.55 1.25 0.25
Institutional 1,000.00 883.16 0.23 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 884.02 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2055 Fund
Class J 1,000.00 882.83 1.40 1,000.00 1,023.31 1.51 0.30
Institutional 1,000.00 884.32 0.23 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 884.10 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2060 Fund
Class J 1,000.00 882.62 1.40 1,000.00 1,023.31 1.51 0.30
Institutional 1,000.00 884.39 0.23 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 884.66 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid 2065 Fund
Class J 1,000.00 882.75 1.40 1,000.00 1,023.31 1.51 0.30
Institutional 1,000.00 884.37 0.23 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 883.79 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Hybrid Income Fund
Class J 1,000.00 913.82 1.23 1,000.00 1,023.51 1.30 0.26
Institutional 1,000.00 914.95 0.24 1,000.00 1,024.55 0.25 0.05
R-6 1,000.00 915.30 0.09 1,000.00 1,024.70 0.10 0.02
Principal LifeTime Strategic Income Fund
Class A 1,000.00 907.02 1.80 1,000.00 1,022.91 1.91 0.38
Class J 1,000.00 907.58 1.04 1,000.00 1,023.70 1.10 0.22
Institutional 1,000.00 908.44 0.09 1,000.00 1,024.70 0.10 0.02
R-1 1,000.00 904.48 4.20 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 905.87 2.74 1,000.00 1,021.92 2.91 0.58
R-4 1,000.00 906.51 1.84 1,000.00 1,022.86 1.96 0.39
R-5 1,000.00 906.70 1.28 1,000.00 1,023.46 1.35 0.27
Real Estate Securities Fund
Class A 1,000.00 974.25 5.83 1,000.00 1,018.89 5.96 1.19
Class C 1,000.00 970.49 9.62 1,000.00 1,015.03 9.84 1.97
Class J 1,000.00 974.70 5.14 1,000.00 1,019.59 5.26 1.05
Institutional 1,000.00 975.69 4.26 1,000.00 1,020.48 4.36 0.87
R-1 1,000.00 971.98 8.17 1,000.00 1,016.51 8.35 1.67
R-3 1,000.00 973.36 6.65 1,000.00 1,018.05 6.80 1.36
R-4 1,000.00 974.58 5.73 1,000.00 1,018.99 5.86 1.17
R-5 1,000.00 974.87 5.14 1,000.00 1,019.59 5.26 1.05
R-6 1,000.00 976.07 3.92 1,000.00 1,020.83 4.01 0.80

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
SAM Balanced Portfolio
Class A $ 1,000.00 $ 890.65 $ 2.77 $ 1,000.00 $ 1,021.87 $ 2.96 0.59%
Class C 1,000.00 887.58 6.37 1,000.00 1,018.05 6.80 1.36
Class J 1,000.00 891.26 2.06 1,000.00 1,022.61 2.21 0.44
Institutional 1,000.00 891.56 1.31 1,000.00 1,023.41 1.40 0.28
R-1 1,000.00 888.09 5.38 1,000.00 1,019.09 5.76 1.15
R-3 1,000.00 889.65 3.94 1,000.00 1,020.63 4.21 0.84
R-4 1,000.00 890.15 3.05 1,000.00 1,021.57 3.26 0.65
R-5 1,000.00 891.39 2.49 1,000.00 1,022.17 2.66 0.53
SAM Conservative Balanced Portfolio
Class A 1,000.00 901.17 2.83 1,000.00 1,021.82 3.01 0.60
Class C 1,000.00 897.12 6.44 1,000.00 1,018.00 6.85 1.37
Class J 1,000.00 901.84 2.07 1,000.00 1,022.61 2.21 0.44
Institutional 1,000.00 902.86 1.37 1,000.00 1,023.36 1.45 0.29
R-1 1,000.00 897.92 5.41 1,000.00 1,019.09 5.76 1.15
R-3 1,000.00 900.20 3.96 1,000.00 1,020.63 4.21 0.84
R-4 1,000.00 900.55 3.06 1,000.00 1,021.57 3.26 0.65
R-5 1,000.00 901.71 2.50 1,000.00 1,022.17 2.66 0.53
SAM Conservative Growth Portfolio
Class A 1,000.00 878.94 2.75 1,000.00 1,021.87 2.96 0.59
Class C 1,000.00 875.33 6.32 1,000.00 1,018.05 6.80 1.36
Class J 1,000.00 879.71 2.05 1,000.00 1,022.61 2.21 0.44
Institutional 1,000.00 880.25 1.35 1,000.00 1,023.36 1.45 0.29
R-1 1,000.00 876.64 5.35 1,000.00 1,019.09 5.76 1.15
R-3 1,000.00 877.65 3.91 1,000.00 1,020.63 4.21 0.84
R-4 1,000.00 878.50 3.03 1,000.00 1,021.57 3.26 0.65
R-5 1,000.00 879.33 2.47 1,000.00 1,022.17 2.66 0.53
SAM Flexible Income Portfolio
Class A 1,000.00 911.28 2.80 1,000.00 1,021.87 2.96 0.59
Class C 1,000.00 908.21 6.43 1,000.00 1,018.05 6.80 1.36
Class J 1,000.00 912.68 2.04 1,000.00 1,022.66 2.16 0.43
Institutional 1,000.00 913.02 1.42 1,000.00 1,023.31 1.51 0.30
R-1 1,000.00 908.72 5.44 1,000.00 1,019.09 5.76 1.15
R-3 1,000.00 910.29 3.98 1,000.00 1,020.63 4.21 0.84
R-4 1,000.00 911.37 3.08 1,000.00 1,021.57 3.26 0.65
R-5 1,000.00 912.54 2.51 1,000.00 1,022.17 2.66 0.53
SAM Strategic Growth Portfolio
Class A 1,000.00 864.18 2.77 1,000.00 1,021.82 3.01 0.60
Class C 1,000.00 861.09 6.41 1,000.00 1,017.90 6.95 1.39
Class J 1,000.00 864.92 2.13 1,000.00 1,022.51 2.31 0.46
Institutional 1,000.00 865.79 1.34 1,000.00 1,023.36 1.45 0.29
R-1 1,000.00 861.76 5.31 1,000.00 1,019.09 5.76 1.15
R-3 1,000.00 863.45 3.88 1,000.00 1,020.63 4.21 0.84
R-4 1,000.00 864.04 3.00 1,000.00 1,021.57 3.26 0.65
R-5 1,000.00 864.30 2.45 1,000.00 1,022.17 2.66 0.53

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
November 1, 2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Beginning
Account Value
November 1,
2021
Ending Account
Value
April 30, 2022
Expenses Paid
During Period
November 1,
2021 to April 30,
2022
(a)
Annualized
Expense
Ratio
Short-Term Income Fund
Class A $ 1,000.00 $ 964.84 $ 3.22 $ 1,000.00 $ 1,021.52 $ 3.31 0.66%
Class C 1,000.00 960.43 7.63 1,000.00 1,017.01 7.85 1.57
Class J 1,000.00 964.96 3.02 1,000.00 1,021.72 3.11 0.62
Institutional 1,000.00 965.89 2.10 1,000.00 1,022.66 2.16 0.43
R-1 1,000.00 961.81 6.23 1,000.00 1,018.45 6.41 1.28
R-3 1,000.00 963.33 4.72 1,000.00 1,019.98 4.86 0.97
R-4 1,000.00 964.22 3.80 1,000.00 1,020.93 3.91 0.78
R-5 1,000.00 964.83 3.22 1,000.00 1,021.52 3.31 0.66
SmallCap Fund
Class A 1,000.00 808.12 5.02 1,000.00 1,019.24 5.61 1.12
Class C 1,000.00 804.79 8.82 1,000.00 1,015.03 9.84 1.97
Class J 1,000.00 808.95 4.35 1,000.00 1,019.98 4.86 0.97
Institutional 1,000.00 809.20 3.81 1,000.00 1,020.58 4.26 0.85
R-1 1,000.00 806.56 7.26 1,000.00 1,016.76 8.10 1.62
R-3 1,000.00 807.46 5.87 1,000.00 1,018.30 6.56 1.31
R-4 1,000.00 808.32 5.02 1,000.00 1,019.24 5.61 1.12
R-5 1,000.00 808.62 4.48 1,000.00 1,019.84 5.01 1.00
R-6 1,000.00 809.88 3.37 1,000.00 1,021.08 3.76 0.75
SmallCap Growth Fund I
Class J 1,000.00 731.39 4.68 1,000.00 1,019.39 5.46 1.09
Institutional 1,000.00 731.77 4.08 1,000.00 1,020.08 4.76 0.95
R-1 1,000.00 728.55 7.33 1,000.00 1,016.31 8.55 1.71
R-3 1,000.00 730.23 6.01 1,000.00 1,017.85 7.00 1.40
R-4 1,000.00 730.24 5.19 1,000.00 1,018.79 6.06 1.21
R-5 1,000.00 731.48 4.68 1,000.00 1,019.39 5.46 1.09
R-6 1,000.00 731.85 3.56 1,000.00 1,020.68 4.16 0.83
SmallCap S&P 600 Index Fund
Class J 1,000.00 885.66 1.82 1,000.00 1,022.86 1.96 0.39
Institutional 1,000.00 886.38 0.98 1,000.00 1,023.75 1.05 0.21
R-1 1,000.00 882.56 4.85 1,000.00 1,019.64 5.21 1.04
R-3 1,000.00 884.23 3.41 1,000.00 1,021.17 3.66 0.73
R-4 1,000.00 884.99 2.52 1,000.00 1,022.12 2.71 0.54
R-5 1,000.00 885.69 1.96 1,000.00 1,022.71 2.11 0.42
R-6 1,000.00 886.50 0.75 1,000.00 1,024.00 0.80 0.16
SmallCap Value Fund II
Class J 1,000.00 943.39 6.07 1,000.00 1,018.55 6.31 1.26
Institutional 1,000.00 944.98 4.63 1,000.00 1,020.03 4.81 0.96
R-1 1,000.00 941.58 8.67 1,000.00 1,015.87 9.00 1.80
R-3 1,000.00 942.44 7.18 1,000.00 1,017.41 7.45 1.49
R-4 1,000.00 943.04 6.26 1,000.00 1,018.35 6.51 1.30
R-5 1,000.00 943.97 5.69 1,000.00 1,018.94 5.91 1.18
R-6 1,000.00 945.28 4.49 1,000.00 1,020.18 4.66 0.93
Tax-Exempt Bond Fund
Class A 1,000.00 905.57 3.59 1,000.00 1,021.03 3.81 0.76
Class C 1,000.00 902.00 7.55 1,000.00 1,016.86 8.00 1.60
Institutional 1,000.00 906.87 2.36 1,000.00 1,022.32 2.51 0.50
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 905.57 3.45 1,000.00 1,021.17 3.66 0.73
Class C 1,000.00 902.00 7.40 1,000.00 1,017.01 7.85 1.57
Institutional 1,000.00 906.87 2.22 1,000.00 1,022.46 2.36 0.47
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2021, January 2022,
February 2022, March 2022, April 2022 and May 2022 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
December 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified International Fund 23.18 76.82 0.00
Finisterre Emerging Markets Total Return Bond Fund 24.70 0.00 75.30
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 53.36 0.00 46.64
High Yield Fund 0.00 0.00 100.00
International Emerging Markets Fund 19.63 37.55 42.82
International Fund I 99.21 0.79 0.00
Overseas Fund 82.64 17.36 0.00
Principal LifeTime 2065 Fund 99.99 0.01 0.00
Principal LifeTime Hybrid 2065 Fund 99.69 0.31 0.00
SAM Conservative Growth Portfolio 96.74 3.26 0.00
SAM Strategic Growth Portfolio 83.23 16.77 0.00
SmallCap Value Fund II 95.50 4.50 0.00
January 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 0.00 100.00 0.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 73.46 0.00 26.54
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 0.00 0.00 100.00
February 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Finisterre Emerging Markets Total Return Bond Fund 86.99 0.00 13.01
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 43.41 0.00 56.59
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 39.37 60.63 0.00
March 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 90.44 0.00 9.56
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 42.61 0.00 57.39

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
March 2022
Fund Net Income Realized Gain Capital Sources
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 48.65 51.35 0.00
April 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 86.37 0.00 13.63
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 61.20 0.00 38.80
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 57.21 42.79 0.00
May 2022
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 92.50 0.00 7.50
Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 64.07 0.00 35.93
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 53.54 46.46 0.00

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
127 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
127 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 127 None
Karen (“Karrie”) McMillan
Board Member since 2014
Chair, Operations Committee
Member, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
127 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 127 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 127 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) (2018-2021)
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
127 None
Patrick G. Halter
Board Member since 2017
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI and
Principal Real Estate Investors, LLC (“PREI”) since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Chief Executive Officer and President, PLIC (2018-
2020)
Chair, Post (2017-2020)
Director, Post since 2017
Chair, “PREI” since 2004
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
127 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, Principal Funds, PFSI, and PLIC (2019-
2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Director, Spectrum since 2021
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer - Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2015-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Assistant Secretary, PGI since 2021
Vice President, Associate General Counsel, and
Secretary,
PGI (2020-2021)
PSI since 2021
PSS since 2021
Vice President, Associate General Counsel,
Governance Officer and Secretary,
PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary,
PGI (2018-2020)
PFSI since 2015
PLIC since 2015
PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary,
PFD since 2019
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. since 2019
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post since 2021
Spectrum since 2021

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated December 31,
2021 and as supplemented. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
Securities and Exchange Commission (“SEC”) website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC website at www.sec.gov. In addition, the first and third quarter portfolio holdings are available at www.PrincipalFunds.com.
Government Money Market Fund and Money Market Fund each file a complete schedule of investments with the SEC monthly on Form
N-MFP. Form N-MFP is available on the SEC website at www.sec.gov. In addition, the monthly portfolio holdings are available for
Government Money Market Fund and Money Market Fund at www.PrincipalFunds.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PRGOGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 15, 2022 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc.,  excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-
4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2021 through December
31, 2021 (the “Reporting Period”).  At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk
Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each
Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the following (1) a Subadvisory Agreement between Principal Global Investors LLC (“PGI” or the “Manager”) and
Nuveen Asset Management, LLC related to a sleeve of the Diversified Income Fund; (2) a Subadvisory Agreement
between PGI and Polen U.S. High Yield, LLC related to the Diversified Income Fund and the High Income Fund;
(3) a Subadvisory Agreement between PGI and PineBridge Investments LLC related to a sleeve of the Diversified
Income Fund (f/k/a Global Diversified Income Fund); (4) an Amended Subadvisory Agreement between PGI and
Insight North America LLC related to the High Income Fund; and (5) an Amended Subadvisory agreement with
Barrow, Hanley, Mewhinney & Strauss, LLC related to LargeCap Value Fund III.
Approval of Subadvisory Agreement for Diversified Income Fund
On December 13, 2021, the Board met to consider for Diversified Income Fund (the “Fund”) the approval of a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Nuveen Asset Management, LLC
(the “Subadvisor”) with respect to a new senior loan investment sleeve of the Fund.
Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory
Agreement and, accordingly, recommended the approval of the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreement.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services to be provided under the Subadvisory Agreement.
The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the
Subadvisor currently provides subadvisory services to one other series of PFI, and that the Board had reviewed and had approved for renewal that subadvisory agreement at its September 2021 Board meeting. The Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.
Investment Performance
The Board reviewed the historical oneyear, three-year and since inception (January 1, 2006) performance returns, gross and net of proposed fees, as of September 30, 2021 of the Subadvisor in a composite managed in the proposed investment strategy for the senior loan investment sleeve of the Fund that the Subadvisor is proposed to manage, as compared to the historical performance returns of a relevant benchmark index for the sleeve and a relevant Morningstar category. The Board concluded, based upon the information provided, that the Subadvisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory
Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints. The Board found the proposed subadvisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule was reasonable.

Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The
Board noted the Subadvisor’s statement that it does not intend to use soft dollars in the senior loan strategy. The
Board further noted the Manager’s statement that there would be no known fall-out benefits to the Subadvisor from its relationship to the Fund.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.
Approval of Subadvisory Agreement for Diversified Income and High Income Fund
On January 27, 2022, the Board to consider for High Income Fund and Diversified Income Fund (each a “Fund” and together the “Funds”) the approval of a new subadvisory agreement (the “New Subadvisory Agreement”) between the
Manager and Polen U.S. High Yield, LLC) (the “Subadvisor”) with respect to each Fund.
The New Subadvisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Subadvisor that is expected to be effective in the first quarter of 2022. This transaction, if completed, would result in the “assignment” (as defined in the Investment Company Act of 1940) of the current subadvisory agreement between the Manager and the Subadvisor (the “Current Subadvisory Agreement”), causing the Current Subadvisory
Agreement to terminate automatically. The Manager proposed that the Board approve the New Subadvisory Agreement to take effect upon the termination of the Current Subadvisory Agreement in order to allow the Subadvisor to continue to provide portfolio management services to the Funds following the change in control.
The Board reviewed materials received from the Manager regarding the proposed change in control transaction. The
Board considered that they had last approved the annual renewal of the Current Subadvisory Agreement for each
Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2021 meeting.
They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Current Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Current Subadvisory Agreement were reasonable and that approval of the Current Subadvisory Agreement was in the best interests of each Fund. The Board considered the Manager’s statements that there were no anticipated changes to the portfolio management team, investment philosophy or process at the Subadvisor and that the change in ownership was not expected to impact the nature, quality or extent of services that the Subadvisor provides to the Funds. The Board also noted the Manager’s statement that the New Subadvisory
Agreement for the Fund would be identical to the Current Subadvisory Agreement in all material respects (including the subadvisory fee schedules).
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the New Subadvisory Agreement to take effect following the change in control of the Subadvisor.
Approval of Subadvisory Agreement for Diversified Income Fund
On March 14, 2022, the Board met to consider for Diversified Income Fund (the “Fund”) the approval of a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and PineBridge Investments LLC (the “Subadvisor”)
with respect to a new U.S. investment grade corporate bond investment sleeve of the Fund.
Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory
Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the
Board considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreement.

Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services to be provided under the Subadvisory Agreement.
The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board considered the
Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.
Investment Performance
The Board reviewed the historical oneyear, three-year and five-year performance returns, gross and net of proposed fees, as of December 31, 2021 of the Subadvisor in a composite managed in the proposed investment strategy for the
U.S. investment grade corporate bond investment sleeve of the Fund that the Subadvisor is proposed to manage, as compared to historical performance returns, gross of fees, of the Manager’s systematic global investment grade credit sleeve for the Fund, two relevant benchmark indices and a relevant Morningstar category. The Board concluded, based upon the information provided, that the Subadvisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory
Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints. The Board found the proposed subadvisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule was reasonable.
Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The
Board noted the Subadvisor’s statement that it does not intend to use soft dollars in the investment grade strategy. The
Board further noted the Manager’s statement that there were no known fall-out benefits to the Subadvisor to result from its relationship to the Fund.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable, and that approval of the Subadvisory Agreement is in the best interests of the Fund.
Approval of Amended Subadvisory Agreement for High Income and LargeCap Value Fund III
On March 14, 2022, the met to consider for the High Income Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Insight North America LLC (a “Subadvisor”) and
for the LargeCap Value Fund III (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory
Agreement”) between the Manager and Barrow, Hanley, Mewhinney & Strauss, LLC (a “Subadvisor”) in connection with proposals to amend the subadvisory fee schedule in each Subadvisory Agreement to reduce the subadvisory fee rate payable at current asset levels.

The Board reviewed materials received from the Manager regarding the proposed amendment to each Fund’s
Subadvisory Agreement and noted that because the subadvisory fees were paid by the Manager, the amendment would not change the management fee rate paid by the Fund. The Board considered the Manager’s representations that the amendments would not reduce the quality or quantity of the services each Subadvisor provides to the applicable Fund and that each Subadvisor’s obligations under the applicable Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the subadvisory fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract evaluation process that concluded at the Board of Directors’ September 2021 meeting. They noted that during the annual contract evaluation process, they had considered the nature, quality and extent of the services provided by each
Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2022 Principal Financial Services, Inc. | FV942SAR-01 | 04/2022 | 1592639

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	6/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	6/8/2022

By	/s/ Michael Scholten
            Michael Scholten, Chief Financial Officer

Date	6/8/2022